UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-6067

DIMENSIONAL INVESTMENT GROUP INC.
(Exact name of registrant as specified in charter)

	1299 Ocean Avenue, Santa Monica, CA	90401
	(Address of principal executive offices)	(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary Dimensional Investment Group Inc., 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant’s telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2007

ITEM 1.                  SCHEDULE OF INVESTMENTS.

Dimensional Investment Group Inc.

Form N-Q

February 28, 2007

(Unaudited)

Table of Contents

Definitions of Abbreviations and Footnotes
Schedules of Investments
U.S. Large Cap Value Portfolio II
U.S. Large Cap Value Portfolio III
LWAS/DFA U.S. High Book to Market Portfolio
DFA International Value Portfolio
DFA International Value Portfolio II
DFA International Value Portfolio III
DFA International Value Portfolio IV
U.S. Large Company Institutional Index Portfolio
Tax-Managed U.S. Marketwide Value Portfolio II
Emerging Markets Portfolio II
U.S. Small Cap Value Portfolio II
LWAS/DFA Two-Year Fixed Income Portfolio
LWAS/DFA Two-Year Government Portfolio
Global Equity Portfolio
Global 60/40 Portfolio
Global 25/75 Portfolio

Notes to Schedules of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

The DFA Investment Trust Company

Schedules of Investments
The U.S. Large Company Series
The U.S. Large Cap Value Series
The U.S. Small Cap Value Series
The U.S. Small Cap Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The DFA Two-Year Global Fixed Income Series
The Tax-Managed U.S. Marketwide Value Series

Notes to Schedules of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

DFA Investment Dimensions Group Inc.
Schedules of Investments
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
DFA Real Estate Securities Portfolio
Large Cap International Portfolio
International Core Equity Portfolio
Emerging Markets Core Equity Portfolio
DFA Five-Year Global Fixed Income Portfolio

Notes to Schedules of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

Dimensional Emerging Markets Value Fund Inc.

Schedule of Investments

Notes to Schedule of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

ADR	American Depositary Receipt.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
NVDR	Non-Voting Depository Receipt.

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Security.
#	Total or Partial Securities on Loan.
^	Denominated in local currency or the Euro, unless otherwise noted.
@	Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedules of Investments.
(r)	The adjustable rate shown is effective as of February 28, 2007.
(y)	The effective yield shown is effective as of February 28, 2007.
(t)	Face Amount Denominated in Australian Dollars.
(d)	Face Amount Denominated in Denmark Krone.
(e)	Face Amount Denominated in Euro.
(g)	Face Amount Denominated in Great British Pounds.
(j)	Face Amount Denominated in Japanese Yen.
(s)	Face Amount Denominated in Swedish Krona.
(f)	Face Amount Denominated in Swiss Francs.
(u)	Face Amount Denominated in U.S. Dollars.

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

U.S. LARGE CAP VALUE PORTFOLIO II

February 28, 2007

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company	23,439,354	$537,464,387

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $425,399,479)##		$537,464,387

U.S. LARGE CAP VALUE PORTFOLIO III

February 28, 2007

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company	71,270,704	$1,634,237,243

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $1,162,117,062)##		$1,634,237,243

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

February 28, 2007

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company	5,548,207	$127,220,387

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $78,030,597)##		$127,220,387

DFA INTERNATIONAL VALUE PORTFOLIO

February 28, 2007

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company	219,466,600	$4,975,307,822

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $3,438,514,349)##		$4,975,307,822

DFA INTERNATIONAL VALUE PORTFOLIO II

February 28, 2007

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company	30,983,754	$702,401,703

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $495,189,357)##		$702,401,703

DFA INTERNATIONAL VALUE PORTFOLIO III

February 28, 2007

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company	46,543,045	$1,055,130,830

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $581,480,201)##		$1,055,130,830

DFA INTERNATIONAL VALUE PORTFOLIO IV

February 28, 2007

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company	29,237,971	$662,824,803

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $447,437,874)##		$662,824,803

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

February 28, 2007

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Large Company Series of
The DFA Investment Trust Company	$908,199,917

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $661,968,788)##	$908,199,917

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

February 28, 2007

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of
The DFA Investment Trust Company	$1,088,886,855

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $737,534,988)##	$1,088,886,855

EMERGING MARKETS PORTFOLIO II

February 28, 2007

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Emerging Markets Series of
The DFA Investment Trust Company	$72,513,584

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $46,032,517)##	$72,513,584

U.S. SMALL CAP VALUE PORTFOLIO II

February 28, 2007

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Small Cap Value Series of
The DFA Investment Trust Company	30,696,630	$732,114,626

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $569,917,796)##		$732,114,626

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007

(Unaudited)

	Face Amount	Value †
	(000)

UNITED STATES — (99.4%)
BONDS — (15.3%)
Citigroup, Inc.
5.000%, 03/06/07	$2,200	$2,199,974
General Electric Capital Corp.
5.375%, 03/15/07	2,300	2,300,021
Landesbank Baden-Wuerttemberg
4.150%, 03/30/07	2,200	2,197,611
Pfizer, Inc.
2.500%, 03/15/07	2,300	2,298,174
Wachovia Corp. Floating Rate Note
(r) 5.370%, 10/28/08	2,400	2,401,766
Western Corp. Credit Union Floating Rate Note
(r) 5.340%, 09/25/08	2,200	2,200,645
TOTAL BONDS		13,598,191

CERTIFICATES OF DEPOSITS — (4.7%)
Credit Suisse
5.275%, 03/15/07	2,200	2,199,986
Deutsche Bank AG
5.260%, 03/02/07	2,000	1,999,998
TOTAL CERTIFICATES OF DEPOSITS		4,199,984

COMMERCIAL PAPER — (79.4%)
Abbey National North America
5.235%, 03/05/07	2,200	2,198,717
Bank of America Corp.
5.240%, 03/20/07	1,800	1,795,000
Bank of Nova Scotia
5.240%, 03/01/07	2,100	2,100,000
Barclays US Funding Corp.
5.250%, 03/14/07	900	898,296
Barton Capital Corp.
5.260%, 03/07/07	2,000	1,998,233
BASF AG
5.240%, 04/12/07	1,400	1,391,445
Beta Finance Corp.
5.250%, 03/30/07	1,200	1,194,895
BNP Paribas Finance, Inc.
5.235%, 03/20/07	1,700	1,695,305
CBA (DE) Finance, Inc.
5.255%, 03/12/07	1,900	1,896,672
5.245%, 04/23/07	400	396,917

1

CC (USA), Inc.
5.250%, 03/01/07	$1,400	$1,400,000
5.240%, 03/09/07	600	599,293
Ciesco L.P.
5.250%, 03/01/07	400	400,000
5.260%, 03/02/07	2,000	1,999,706
Danske Corp.
5.250%, 03/14/07	1,000	998,107
5.250%, 03/19/07	1,300	1,296,398
Deutsche Bank Financial
5.260%, 03/05/07	2,000	1,998,833
Dexia Delaware LLC
5.245%, 03/22/07	2,200	2,193,288
Electricite de France
5.240%, 03/15/07	2,400	2,395,108
HBOS Treasury Services P.L.C.
5.250%, 03/05/07	1,050	1,049,387
5.255%, 03/20/07	600	598,343
ING America Insurance Holdings
5.250%, 03/02/07	2,200	2,199,679
Ixis Commercial Paper
5.250%, 03/06/07	1,200	1,199,125
5.250%, 03/08/07	1,000	998,979
KFW International Finance. Inc.
5.240%, 03/14/07	2,200	2,195,835
Kittyhawk Funding Corp.
5.260%, 03/20/07	2,200	2,193,843
MetLife Funding, Inc.
5.240%, 03/19/07	1,500	1,496,074
MetLife, Inc.
5.240%, 03/05/07	2,100	2,098,768
National Rural Utilities
5.240%, 03/27/07	1,100	1,095,821
5.240%, 04/10/07	1,000	994,148
New Center Asset Trust
5.240%, 03/01/07	2,300	2,300,000
Nordea North America, Inc.
5.240%, 03/26/07	2,200	2,191,964
Nstar Electric Co.
5.240%, 03/16/07	2,200	2,195,169
Paccar Financial Corp.
5.230%, 03/13/07	300	299,475
Rabobank USA Financial Corp.
5.230%, 03/05/07	2,200	2,198,717
Royal Bank of Scotland P.L.C.
5.225%, 03/07/07	2,200	2,198,075
Sheffield Receivables Corp.
5.260%, 03/13/07	1,000	998,230
5.270%, 03/19/07	1,200	1,196,817
Societe Generale North America
5.260%, 03/01/07	2,000	2,000,000
Southern Co.
5.240%, 03/07/07	2,000	1,998,240
Svenska Handelsbanken
5.230%, 04/05/07	1,200	1,193,895

2

Total Capital SA
5.245%, 03/06/07	$2,300	$2,298,323
UBS Finance Delaware, Inc.
5.240%, 04/02/07	2,300	2,289,305
Windmill Funding Corp.
5.260%, 03/22/07	2,200	2,193,198
TOTAL COMMERCIAL PAPER		70,517,623

TOTAL — UNITED STATES		88,315,798

TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 03/01/07 (Collateralized by $570,000 FNMA 6.00%, 01/01/27, valued at $569,450) to be repurchased at $557,080	557	557,000

TOTAL INVESTMENTS - (100.0%)
(Cost $88,876,361) ##		$88,872,798

3

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007

(Unaudited)

	Face Amount	Value †
	(000)

AGENCY OBLIGATIONS — (99.5%)
Federal Farm Credit Bank Discount Notes
5.180%, 03/13/07	$400	$399,252
5.140%, 03/14/07	18,000	17,966,394
5.140%, 03/19/07	5,300	5,286,300
5.185%, 03/21/07	14,000	13,959,792
Federal Home Loan Bank Discount Notes
5.135%, 03/02/07	24,300	24,296,501
5.210%, 03/09/07	400	399,540
5.215%, 03/09/07	700	699,196
5.160%, 03/14/07	1,100	1,097,946
5.200%, 03/23/07	10,000	9,968,410
Tennessee Valley Authority Discount Notes
5.140%, 04/05/07	1,800	1,791,005
TOTAL AGENCY OBLIGATIONS		75,864,336

TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 03/01/07 (Collateralized by $385,000 FNMA 6.00%, 01/01/27, valued at $384,629) to be repurchased at $378,054	378	378,000

TOTAL INVESTMENTS - (100.0%)
(Cost $76,242,388) ##		$76,242,336

1

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULE OF INVESTMENTS

GLOBAL EQUITY PORTFOLIO

February 28, 2007

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES - (99.8%)
Investment in U.S. Core Equity 1 Portfolio
of DFA Investment Dimensions Group Inc. (24,080,910 Shares)	$281,265,029
Investment in U.S. Core Equity 2 Portfolio
of DFA Investment Dimensions Group Inc. (22,324,878 Shares)	264,773,053
Investment in International Core Equity Portfolio
of DFA Investment Dimensions Group Inc. (13,869,379 Shares)	186,681,841
Investment in The U.S. Small Cap Series of
The DFA Investment Trust Company (3,487,439 Shares)	59,321,337
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company (2,560,271 Shares).	58,707,014
Investment in Emerging Markets Core Equity Portfolio
of DFA Investment Dimensions Group Inc. (2,180,217 Shares)	34,207,605
Investment in The DFA International Value Series of
The DFA Investment Trust Company (1,241,650 Shares)	28,148,206
Investment in DFA Real Estate Securities Portfolio of
DFA Investment Dimensions Group Inc. (578,644 Shares)	19,644,964
Investment in Large Cap International Portfolio of
DFA Investment Dimensions Group Inc. (745,777 Shares)	18,308,825
Investment in The U.S. Large Company Series of
The DFA Investment Trust Company	12,615,824
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	7,363,165
Investment in Dimensional Emerging Markets Value Fund Inc.
(146,852 Shares)	6,943,163
Investment in The Emerging Markets Series of
The DFA Investment Trust Company	5,120,850
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	3,737,225
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	2,677,890
Investment in The Emerging Markets Small Cap Series of
The DFA Investment Trust Company.	2,661,455
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	1,597,246
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
(Cost $834,635,462)	993,774,692

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS - (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 03/01/07
(Collateralized by $7,630,000 FNMA 3.50%, 03/25/33, valued at $1,739,982)
to be repurchased at $1,714,247
(Cost $1,714,000)	$1,714	1,714,000

TOTAL INVESTMENTS - (100%) (Cost $836,349,462)##		$995,488,692

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULE OF INVESTMENTS

GLOBAL 60/40 PORTFOLIO

February 28, 2007

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES - (99.9%)
Investment in DFA Five-Year Global Fixed Income Portfolio of
DFA Investment Dimensions Group Inc. (11,228,477 Shares)	$119,358,711
Investment in The DFA Two-Year Global Fixed Income Series of
The DFA Investment Trust Company (11,616,996 Shares)	119,306,549
Investment in U.S. Core Equity 2 Portfolio
of DFA Investment Dimensions Group Inc. (9,053,134 Shares)	107,370,169
Investment in U.S. Core Equity 1 Portfolio
of DFA Investment Dimensions Group Inc. (7,965,298 Shares)	93,034,681
Investment in International Core Equity Portfolio
of DFA Investment Dimensions Group Inc. (4,977,674 Shares)	66,999,492
Investment in The U.S. Small Cap Series of
The DFA Investment Trust Company (947,444 Shares)	16,116,022
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company (690,685 Shares)	15,837,407
Investment in Emerging Markets Core Equity Portfolio
of DFA Investment Dimensions Group Inc. (816,957 Shares)	12,818,055
Investment in The DFA International Value Series of
The DFA Investment Trust Company (444,080 Shares)	10,067,294
Investment in DFA Real Estate Securities Portfolio of
DFA Investment Dimensions Group Inc. (208,821 Shares)	7,089,473
Investment in Large Cap International Portfolio of
DFA Investment Dimensions Group Inc. (248,529 Shares)	6,101,387
Investment in The U.S. Large Company Series of
The DFA Investment Trust Company	2,688,644
Investment in Dimensional Emerging Markets Value Fund Inc.
(39,360 Shares).	1,860,941
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	1,783,400
Investment in The Emerging Markets Series of
The DFA Investment Trust Company .	1,670,784
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	997,932
Investment in The Emerging Markets Small Cap Series of
The DFA Investment Trust Company	865,433
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	710,638
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	341,842
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
(Cost $519,510,075)	585,018,854

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS - (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 03/01/07
(Collateralized by $380,000 FNMA 6.50%, 08/01/36, valued
at $384,679) to be repurchased at $378,054
(Cost $378,000)	$378	378,000

TOTAL INVESTMENTS - (100%) (Cost $519,888,075)##		$585,396,854

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULE OF INVESTMENTS

GLOBAL 25/75 PORTFOLIO

February 28, 2007

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANIES - (99.9%)
Investment in DFA Five-Year Global Fixed Income Portfolio of
DFA Investment Dimensions Group Inc. (4,002,034 Shares)	$42,541,621
Investment in The DFA Two-Year Global Fixed Income Series of
The DFA Investment Trust Company (4,138,563 Shares)	42,503,042
Investment in U.S. Core Equity 2 Portfolio
of DFA Investment Dimensions Group Inc. (1,176,664 Shares)	13,955,235
Investment in International Core Equity Portfolio
of DFA Investment Dimensions Group Inc. (510,997 Shares)	6,878,020
Investment in U.S. Core Equity 1 Portfolio
of DFA Investment Dimensions Group Inc. (400,634 Shares)	4,679,405
Investment in Emerging Markets Core Equity Portfolio
of DFA Investment Dimensions Group Inc. (85,175 Shares)	1,336,396
Investment in DFA Real Estate Securities Portfolio of
DFA Investment Dimensions Group Inc. (15,949 Shares)	541,469
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
(Cost $106,019,231)	112,435,188

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS - (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 03/01/07
(Collateralized by $595,000 FNMA 3.50%, 03/25/33, valued
at $135,687) to be repurchased at $133,019
(Cost $133,000)	$133	133,000

TOTAL INVESTMENTS - (100%) (Cost $106,152,231) ##		$112,568,188

Organizational Note

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. At February 28, 2007, the Fund consisted of sixteen investment portfolios, of which two are stand-alone funds. Eleven are “Feeder Funds” in a master-feeder structure, and three are “Fund-of-Funds”. The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation Note

Each Feeder Fund primarily invests in a corresponding Master Fund. Master Fund shares held by the following Feeder Funds (U.S. Large Cap Value Portfolio II, U.S. Large Cap Value Portfolio III, LWAS/DFA U.S. High Book to Market Portfolio, DFA International Value Portfolio, DFA International Value Portfolio II, DFA International Value Portfolio III, DFA International Value Portfolio IV, and U.S. Small Cap Value Portfolio II) are valued at their respective Master Fund’s daily net asset values. For the other following Feeder Funds (U.S. Large Company Institutional Index Portfolio, Tax-Managed U.S. Marketwide Value Portfolio II, and Emerging Markets Portfolio II), their investments reflect each of their proportionate interest in the net assets of their corresponding Master Fund.

The shares of the Master Funds held by the Fund of Funds (Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio) are valued at their respective net asset values where the Master Funds are organized as regulated investment companies for federal income tax purposes. The Global Funds reflect their proportionate interest in the net assets of their Master Funds that are organized as partnerships.

Securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Federal Tax Cost Note

At February 28, 2007, the total cost of securities for federal income tax purposes was:

U.S. Large Cap Value Portfolio II	$433,510,269
U.S. Large Cap Value Portfolio III	1,173,725,262
LWAS/DFA U.S. High Book to Market Portfolio	88,700,385
DFA International Value Portfolio	3,475,929,183
DFA International Value Portfolio II	510,442,154
DFA International Value Portfolio III	591,873,957
DFA International Value Portfolio IV	480,545,735
U.S. Large Company Institutional Index Portfolio	676,976,700
Tax-Managed U.S. Marketwide Value Portfolio II	737,731,274
Emerging Markets Portfolio II	46,066,730
U.S. Small Cap Value Portfolio II	595,336,175
LWAS/DFA Two-Year Fixed Income Portfolio	88,876,361
LWAS/DFA Two-Year Government Portfolio	76,248,000
Global Equity Portfolio	836,628,355
Global 60/40 Portfolio	520,259,267
Global 25/75 Portfolio	106,387,551

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 28, 2007

(Unaudited)

		Shares	Value †

COMMON STOCKS — (87.3%)
Consumer Discretionary — (9.4%)
* #	Amazon.com, Inc.	122,314	$4,787,370
*	Apollo Group, Inc. Class A	55,406	2,620,150
*	AutoNation, Inc.	59,222	1,300,515
* #	Autozone, Inc.	20,043	2,511,187
*	Bed Bath and Beyond, Inc.	111,915	4,464,289
	Best Buy Co., Inc.	159,715	7,421,956
* #	Big Lots, Inc.	43,349	1,085,025
	Black & Decker Corp.	26,932	2,269,560
	Brunswick Corp.	36,348	1,186,762
#	Carnival Corp.	176,176	8,178,090
	CBS Corp. Class B	309,414	9,390,715
	Centex Corp.	46,991	2,178,503
	Circuit City Stores, Inc.	56,172	1,068,953
	Clear Channel Communications, Inc.	195,500	7,073,190
*	Coach, Inc.	145,488	6,867,034
*	Comcast Corp. Class A	1,235,926	31,788,030
	Darden Restaurants, Inc.	58,130	2,381,005
#	Dillards, Inc. Class A	24,102	805,007
	Disney (Walt) Co.	818,927	28,056,439
	Dollar General Corp.	123,537	2,085,305
#	Dow Jones & Co., Inc.	25,761	928,942
#	Eastman Kodak Co.	113,743	2,716,183
	Family Dollar Stores, Inc.	60,033	1,739,156
	Federated Department Stores, Inc.	207,919	9,285,663
#	Ford Motor Co.	747,837	5,922,869
	Fortune Brands, Inc.	59,935	4,818,774
	Gannett Co., Inc.	92,768	5,682,968
	Gap, Inc.	208,607	4,003,168
#	General Motors Corp.	223,932	7,147,909
	Genuine Parts Co.	67,464	3,285,497
*	Goodyear Tire & Rubber Co.	70,265	1,729,924
	H&R Block, Inc.	127,604	2,779,215
#	Harley-Davidson, Inc.	102,594	6,760,945
	Harman International Industries, Inc.	25,839	2,562,195
	Harrah’s Entertainment, Inc.	73,647	6,222,435
	Hasbro, Inc.	62,882	1,778,932
#	Hilton Hotels Corp.	153,064	5,403,159
#	Home Depot, Inc.	808,006	31,997,038
	Horton (D.R.), Inc.	109,261	2,771,952
* #	IAC/InterActiveCorp	88,366	3,463,947

1

	International Game Technology	134,375	$5,542,969
*	Interpublic Group of Companies, Inc.	174,670	2,199,095
	Johnson Controls, Inc.	77,514	7,270,813
	Jones Apparel Group, Inc.	43,650	1,436,958
#	KB Home	31,092	1,542,163
*	Kohl’s Corp.	129,471	8,932,204
	Leggett & Platt, Inc.	70,864	1,687,980
	Lennar Corp. Class A	54,582	2,687,618
	Limited Brands, Inc.	135,413	3,748,232
#	Liz Claiborne, Inc.	40,576	1,825,920
#	Lowe’s Companies, Inc.	602,890	19,630,098
	Marriott International, Inc. Class A	133,058	6,374,809
	Mattel, Inc.	151,003	3,927,588
	McDonald’s Corp.	489,643	21,407,192
	McGraw-Hill Companies, Inc.	140,232	9,060,390
	Meredith Corp.	15,336	896,696
	Newell Rubbermaid, Inc.	109,746	3,360,423
	News Corp. Class A	926,712	20,878,821
	NIKE, Inc. Class B	74,443	7,777,060
#	Nordstrom, Inc.	90,571	4,808,414
*	Office Depot, Inc.	110,225	3,677,106
	OfficeMax, Inc.	29,485	1,530,271
	Omnicom Group, Inc.	67,661	7,010,356
	Penney (J.C.) Co., Inc.	89,072	7,224,630
	Polo Ralph Lauren Corp.	24,282	2,112,048
#	Pulte Homes, Inc.	83,657	2,472,901
	RadioShack Corp.	53,774	1,342,737
	Scripps (E.W.) Co.	32,988	1,496,006
* #	Sears Holdings Corp.	32,903	5,930,766
	Sherwin-Williams Co.	44,303	2,948,365
	Snap-On, Inc.	23,112	1,157,911
	Staples, Inc.	286,098	7,444,270
*	Starbucks Corp.	299,336	9,249,482
	Starwood Hotels & Resorts Worldwide, Inc.	83,934	5,522,857
#	Target Corp.	340,044	20,922,907
* #	The DIRECTV Group, Inc.	305,191	6,885,109
#	The New York Times Co. Class A	56,927	1,407,805
#	The Stanley Works	32,188	1,788,687
	The TJX Companies, Inc.	180,179	4,954,922
#	Tiffany & Co.	53,585	2,333,091
	Time Warner, Inc.	1,580,624	32,165,698
#	Tribune Co.	75,479	2,266,634
*	Univision Communications, Inc. Class A	99,875	3,595,500
#	V.F. Corp.	35,399	2,825,194
*	Viacom, Inc. Class B	276,848	10,808,146
	Wendy’s International, Inc.	37,847	1,214,510
	Whirlpool Corp.	31,031	2,737,244
*	Wyndham Worldwide Corp.	78,445	2,761,264
	Yum! Brands, Inc.	104,947	6,080,629
Total Consumer Discretionary			535,382,445

2

Consumer Staples — (8.2%)
	Altria Group, Inc.	829,785	$69,934,280
	Anheuser-Busch Companies, Inc.	304,385	14,939,216
	Archer-Daniels-Midland Co.	260,211	8,946,054
	Avon Products, Inc.	176,002	6,452,233
	Brown-Forman Corp. Class B	31,186	2,042,683
	Campbell Soup Co.	86,227	3,520,648
	Clorox Co.	60,106	3,808,316
	Coca-Cola Co.	807,306	37,685,044
	Coca-Cola Enterprises, Inc.	109,728	2,204,436
	Colgate-Palmolive Co.	203,625	13,716,180
	ConAgra, Inc.	201,733	5,089,724
* #	Constellation Brands, Inc. Class A	83,173	1,951,239
#	Costco Wholesale Corp.	181,433	10,140,290
#	CVS Corp.	326,061	10,241,576
*	Dean Foods Co.	52,956	2,385,138
	Estee Lauder Companies, Inc.	50,418	2,414,014
	General Mills, Inc.	135,827	7,655,210
	Heinz (H.J.) Co.	130,446	5,983,558
	Kellogg Co.	99,355	4,959,802
	Kimberly-Clark Corp.	181,448	12,358,423
	McCormick & Co., Inc.	52,026	1,992,076
#	Molson Coors Brewing Co.	18,104	1,528,702
	Pepsi Bottling Group, Inc.	54,195	1,680,045
	PepsiCo, Inc.	650,119	41,055,015
	Procter & Gamble Co.	1,254,549	79,651,316
#	Reynolds American, Inc.	67,878	4,143,952
#	Safeway, Inc.	175,507	6,067,277
#	Sara Lee Corp.	295,679	4,866,876
#	Supervalu, Inc.	81,510	3,012,610
	Sysco Corp.	244,724	8,066,103
#	The Hershey Co.	68,840	3,640,259
	The Kroger Co.	284,037	7,291,230
	Tyson Foods, Inc. Class A	99,754	1,820,510
#	UST, Inc.	63,700	3,698,422
	Walgreen Co.	397,274	17,762,121
	Wal-Mart Stores, Inc.	973,601	47,024,928
	Whole Foods Market, Inc.	56,588	2,703,209
	Wrigley (Wm.) Jr. Co.	86,906	4,327,919
Total Consumer Staples			466,760,634

Energy — (8.5%)
	Anadarko Petroleum Corp.	182,018	7,322,584
	Apache Corp.	130,419	8,937,614
	Baker Hughes, Inc.	126,984	8,267,928
#	BJ Services Co.	116,061	3,109,274
#	Chesapeake Energy Corp.	164,661	5,020,514
#	Chevron Corp.	863,082	59,216,056
	ConocoPhillips	651,581	42,626,429
#	CONSOL Energy, Inc.	72,301	2,578,977
	Devon Energy Corp.	174,993	11,498,790
#	El Paso Corp.	279,272	4,015,931
	ENSCO International, Inc.	60,120	3,012,613

3

	EOG Resources, Inc.	96,393	$6,529,662
	Exxon Mobil Corp.	2,309,155	165,520,230
#	Halliburton Co.	398,093	12,293,112
	Hess Corp.	107,182	5,686,005
	Kinder Morgan, Inc.	42,461	4,490,675
	Marathon Oil Corp.	139,171	12,628,377
#	Murphy Oil Corp.	74,058	3,837,686
* #	Nabors Industries, Ltd.	118,515	3,550,709
*	National-Oilwell, Inc.	69,483	4,838,796
	Noble Corp.	53,677	3,769,199
	Occidental Petroleum Corp.	341,092	15,751,629
#	Peabody Energy Corp.	104,447	4,219,659
#	Rowan Companies, Inc.	43,723	1,339,235
#	Schlumberger, Ltd.	466,470	29,294,316
#	Smith International, Inc.	78,941	3,236,581
*	Spectra Energy Corp.	248,578	6,395,912
	Sunoco, Inc.	48,743	3,144,898
#	The Williams Companies, Inc.	236,097	6,367,536
*	Transocean, Inc.	115,764	8,876,784
	Valero Energy Corp.	239,375	13,799,969
*	Weatherford International, Ltd.	134,495	5,399,974
#	XTO Energy, Inc.	144,874	7,484,191
Total Energy			484,061,845

Financials — (18.0%)
	Ace, Ltd.	128,891	7,238,519
	AFLAC, Inc.	195,779	9,240,769
	Allstate Corp.	247,422	14,860,165
	AMBAC Financial Group, Inc.	42,003	3,681,143
	American Express Co.	476,984	27,126,080
#	American International Group, Inc.	1,029,261	69,063,413
	Ameriprise Financial, Inc.	95,796	5,600,234
	AON Corp.	122,604	4,616,041
#	Bank of America Corp.	1,777,919	90,442,740
	Bank of New York Co., Inc.	302,554	12,289,743
	BB&T Corp.	214,162	9,097,602
	Bear Stearns Companies, Inc.	46,444	7,070,635
	Capital One Financial Corp.	161,525	12,450,347
*	CB Richard Ellis Group, Inc.	73,155	2,437,525
	Chicago Mercantile Exchange Holdings, Inc.	13,784	7,431,368
	Chubb Corp.	162,975	8,319,874
	Cincinnati Financial Corp.	68,591	2,964,503
	CIT Group, Inc.	78,508	4,433,347
	Citigroup, Inc.	1,945,382	98,047,253
#	Comerica, Inc.	62,892	3,798,048
#	Commerce Bancorp, Inc.	74,247	2,481,335
	Compass Bancshares, Inc.	51,401	3,547,183
	Countrywide Financial Corp.	245,626	9,402,563
*	E*TRADE Financial Corp.	169,035	3,903,018
#	Federal Home Loan Mortgage Corporation	274,367	17,608,874
#	Federal National Mortgage Association	386,035	21,899,766
	Federated Investors, Inc.	35,762	1,279,207

4

#	Fifth Third Bancorp	220,945	$8,899,665
#	First Horizon National Corp.	49,277	2,126,303
	Franklin Resources, Inc.	65,999	7,747,623
#	Genworth Financial, Inc.	175,469	6,206,339
	Hartford Financial Services Group, Inc.	125,480	11,865,389
	Hudson City Bancorp, Inc.	3,459	46,351
	Huntington Bancshares, Inc.	94,081	2,177,975
	Janus Capital Group, Inc.	78,466	1,667,402
	JPMorgan Chase & Co.	1,373,403	67,846,108
	KeyCorp	158,990	6,000,283
	Legg Mason, Inc.	52,029	5,345,459
	Lehman Brothers Holdings, Inc.	209,856	15,382,445
	Lincoln National Corp.	113,679	7,747,224
	Loews Corp.	180,912	7,858,817
	M&T Bank Corp.	30,670	3,677,946
	Marsh & McLennan Companies, Inc.	218,196	6,419,326
#	Marshall & Ilsley Corp.	101,000	4,800,530
	MBIA, Inc.	53,373	3,547,703
#	Mellon Financial Corp.	163,061	7,081,739
	Merrill Lynch & Co., Inc.	349,974	29,285,824
	MetLife, Inc.	300,986	19,007,266
	MGIC Investment Corp.	32,867	1,983,523
	Moody’s Corp.	93,051	6,022,261
	Morgan Stanley	419,095	31,398,597
	National City Corp.	250,046	9,464,241
	Northern Trust Corp.	74,222	4,475,587
	PNC Financial Services Group	116,324	8,527,712
	Principal Financial Group, Inc.	106,802	6,503,174
	Progressive Corp.	301,561	6,914,794
	Prudential Financial, Inc.	188,850	17,174,019
*	Realogy Corp.	84,874	2,510,573
	Regions Financial Corp.	288,650	10,339,443
	SAFECO Corp.	41,671	2,780,289
	Schwab (Charles) Corp.	404,961	7,483,679
	SLM Corp.	161,832	6,897,280
	Sovereign Bancorp, Inc.	142,295	3,595,795
#	State Street Corp.	131,472	8,612,731
	SunTrust Banks, Inc.	140,209	11,821,021
	Synovus Financial Corp.	128,664	4,164,854
	T. Rowe Price Group, Inc.	104,377	4,859,793
	The Goldman Sachs Group, Inc.	168,592	33,988,147
	The Travelers Companies, Inc.	273,187	13,866,972
	Torchmark Corp.	38,829	2,481,950
#	U.S. Bancorp	695,958	24,817,862
	UnumProvident Corp.	135,616	2,903,539
#	Wachovia Corp.	754,619	41,783,254
	Washington Mutual, Inc.	374,225	16,121,613
#	Wells Fargo & Co.	1,336,586	46,379,534
#	XL Capital, Ltd.	71,490	5,075,790
	Zions Bancorporation	42,333	3,614,392
Total Financials			1,031,631,431

5

Health Care — (10.6%)
	Abbott Laboratories	607,672	$33,191,045
	Aetna, Inc.	206,666	9,149,104
	Allergan, Inc.	60,873	6,800,123
	AmerisourceBergen Corp.	76,050	4,005,553
*	Amgen, Inc.	461,838	29,677,710
	Applera Corp. — Applied Biosystems Group	72,533	2,239,819
	Bard (C.R.), Inc.	40,772	3,253,606
*	Barr Laboratories, Inc.	42,120	2,232,360
	Bausch & Lomb, Inc.	21,287	1,112,459
#	Baxter International, Inc.	259,107	12,957,941
	Becton Dickinson & Co.	97,646	7,420,120
*	Biogen Idec, Inc.	133,473	6,031,645
	Biomet, Inc.	96,966	4,104,571
*	Boston Scientific Corp.	466,847	7,614,275
	Bristol-Myers Squibb Co.	778,652	20,548,626
#	Cardinal Health, Inc.	160,349	11,238,861
	Caremark Rx, Inc.	168,839	10,398,794
*	Celgene Corp.	147,454	7,859,298
	Cigna Corp.	40,608	5,786,640
*	Coventry Health Care, Inc.	63,090	3,433,358
#	Eli Lilly & Co.	389,768	20,517,388
*	Express Scripts, Inc.	53,621	4,043,560
*	Forest Laboratories, Inc.	125,394	6,490,393
* #	Genzyme Corp.	104,068	6,431,402
* #	Gilead Sciences, Inc.	182,051	13,027,570
	Health Management Associates, Inc.	95,240	1,900,990
*	Hospira, Inc.	61,687	2,360,761
*	Humana, Inc.	65,812	3,938,190
	IMS Health, Inc.	78,564	2,268,928
#	Johnson & Johnson	1,147,890	72,374,464
*	King Pharmaceuticals, Inc.	96,252	1,795,100
*	Laboratory Corp. of America Holdings	49,647	3,959,348
	Manor Care, Inc.	29,278	1,568,715
	McKesson Corp.	117,177	6,533,790
*	Medco Health Solutions, Inc.	116,171	7,854,321
* #	Medimmune, Inc.	94,705	3,022,037
	Medtronic, Inc.	455,747	22,951,419
#	Merck & Co., Inc.	859,527	37,956,712
* #	Millipore Corp.	21,143	1,512,147
	Mylan Laboratories, Inc.	83,898	1,776,121
*	Patterson Companies, Inc.	55,013	1,836,334
	PerkinElmer, Inc.	48,684	1,153,811
#	Pfizer, Inc.	2,854,705	71,253,437
#	Quest Diagnostics, Inc.	63,325	3,230,841
	Schering-Plough Corp.	586,968	13,782,009
*	St. Jude Medical, Inc.	139,942	5,548,700
	Stryker Corp.	117,677	7,298,328
*	Tenet Healthcare Corp.	186,600	1,274,478
*	Thermo Fisher Scientific, Inc.	161,565	7,314,048
	UnitedHealth Group, Inc.	533,292	27,837,842
*	Varian Medical Systems, Inc.	888	40,804

6

*	Waters Corp.	40,178	$2,180,058
*	Watson Pharmaceuticals, Inc.	40,568	1,069,372
*	WellPoint, Inc.	245,473	19,488,101
	Wyeth	533,174	26,082,872
* #	Zimmer Holdings, Inc.	94,484	7,967,836
Total Health Care			608,698,135

Industrials — (9.5%)
	3M Co.	291,536	21,596,987
*	Allied Waste Industries, Inc.	100,528	1,288,769
	American Standard Companies, Inc.	68,677	3,639,194
#	Avery Dennison Corp.	37,375	2,483,942
	Boeing Co.	313,062	27,320,921
	Burlington Northern Santa Fe Corp.	142,214	11,261,927
	Caterpillar, Inc.	257,554	16,591,629
	Cintas Corp.	54,032	2,181,812
	Cooper Industries, Ltd.	35,992	3,301,906
	CSX Corp.	172,293	6,490,277
	Cummins, Inc.	20,761	2,796,091
	Danaher Corp.	93,833	6,722,196
#	Deere & Co.	91,534	9,924,116
#	Donnelley (R.R.) & Sons Co.	85,834	3,105,474
	Dover Corp.	80,830	3,862,866
	Eaton Corp.	58,990	4,778,780
	Emerson Electric Co.	317,667	13,688,271
	Equifax, Inc.	49,539	1,918,150
	FedEx Corp.	121,400	13,861,452
	Fluor Corp.	34,857	2,944,371
	General Dynamics Corp.	160,203	12,249,121
	General Electric Co.	4,081,105	142,512,187
	Goodrich (B.F.) Co.	49,394	2,422,776
	Honeywell International, Inc.	323,266	15,012,473
	Illinois Tool Works, Inc.	166,080	8,586,336
	Ingersoll-Rand Co., Ltd. Class A	121,389	5,257,358
#	ITT Industries, Inc.	73,124	4,330,403
	L-3 Communications Holdings, Inc.	49,463	4,308,227
	Lockheed Martin Corp.	140,973	13,713,853
#	Masco Corp.	156,068	4,658,630
*	Monster Worldwide, Inc.	50,822	2,533,985
	Norfolk Southern Corp.	157,134	7,448,152
	Northrop Grumman Corp.	136,753	9,825,703
#	Paccar, Inc.	98,310	6,831,562
#	Pall Corp.	48,464	1,675,885
	Parker Hannifin Corp.	46,686	3,846,460
#	Pitney Bowes, Inc.	87,845	4,191,085
	Raytheon Co.	176,034	9,426,621
#	Robert Half International, Inc.	66,346	2,592,138
	Rockwell Automation, Inc.	67,373	4,183,190
	Rockwell Collins, Inc.	66,197	4,334,580
	Ryder System, Inc.	24,043	1,236,772
	Southwest Airlines Co.	313,496	4,743,194
*	Terex Corp.	40,260	2,650,718

7

	Textron, Inc.	49,665	$4,583,583
	Tyco International, Ltd.	787,411	24,275,881
	Union Pacific Corp.	106,785	10,532,205
	United Parcel Service, Inc.	425,029	29,832,785
	United Technologies Corp.	397,358	26,078,606
#	W.W. Grainger, Inc.	28,953	2,233,724
#	Waste Management, Inc.	211,818	7,212,403
Total Industrials			543,079,727

Information Technology — (13.1%)
* #	ADC Telecommunications, Inc.	46,413	762,101
* #	Adobe Systems, Inc.	230,953	9,064,905
* #	Advanced Micro Devices, Inc.	217,200	3,271,032
*	Affiliated Computer Services, Inc. Class A	39,159	2,035,093
*	Agilent Technologies, Inc.	161,801	5,132,328
* #	Altera Corp.	143,262	3,024,261
	Analog Devices, Inc.	135,401	4,908,286
*	Apple Computer, Inc.	336,726	28,490,387
#	Applied Materials, Inc.	549,888	10,211,420
*	Autodesk, Inc.	91,732	3,774,772
	Automatic Data Processing, Inc.	217,991	10,853,772
*	Avaya, Inc.	179,785	2,207,760
* #	BMC Software, Inc.	81,197	2,505,739
* #	Broadcom Corp.	185,666	6,329,354
#	CA, Inc.	162,600	4,235,730
* #	Ciena Corp.	33,430	1,052,042
* #	Cisco Sytems, Inc.	2,404,265	62,366,634
* #	Citrix Systems, Inc.	71,496	2,302,171
*	Cognizant Technology Solutions Corp.	56,138	5,063,648
*	Computer Sciences Corp.	67,986	3,598,499
*	Compuware Corp.	139,262	1,274,247
*	Convergys Corp.	54,552	1,403,077
*	Corning, Inc.	619,326	12,776,695
* #	Dell, Inc.	899,360	20,550,376
* #	eBay, Inc.	458,114	14,687,135
* #	Electronic Arts, Inc.	122,137	6,158,148
	Electronic Data Systems Corp.	204,775	5,737,795
*	EMC Corp.	871,958	12,163,814
	Fidelity National Information Services, Inc.	64,091	2,944,981
	First Data Corp.	303,188	7,740,390
*	Fiserv, Inc.	68,562	3,631,044
* #	Google, Inc.	84,848	38,134,934
	Hewlett-Packard Co.	1,084,388	42,703,199
#	Intel Corp.	2,282,831	45,314,195
	International Business Machines Corp.	596,384	55,469,676
*	Intuit, Inc.	138,037	4,073,472
	Jabil Circuit, Inc.	73,121	1,953,793
* #	JDS Uniphase Corp.	83,571	1,354,686
* #	Juniper Networks, Inc.	223,987	4,235,594
#	KLA-Tencor Corp.	78,820	4,078,147
*	Lexmark International, Inc.	38,771	2,347,972
#	Linear Technology Corp.	118,359	3,928,335

8

* #	LSI Logic Corp.	158,608	$1,608,285
	Maxim Integrated Products, Inc.	126,965	4,158,104
*	Micron Technology, Inc.	298,680	3,542,345
#	Microsoft Corp.	3,424,961	96,481,151
	Molex, Inc.	56,128	1,646,234
	Motorola, Inc.	957,104	17,725,566
	National Semiconductor Corp.	114,245	2,926,957
*	NCR Corp.	70,551	3,259,456
*	Network Appliance, Inc.	148,007	5,723,431
*	Novell, Inc.	134,219	888,530
* #	Novellus Systems, Inc.	48,935	1,575,707
*	Nvidia Corp.	140,764	4,363,684
* #	Oracle Corp.	1,583,854	26,022,721
#	Paychex, Inc.	134,049	5,446,411
* #	PMC-Sierra, Inc.	83,069	560,716
*	QLogic Corp.	62,413	1,097,845
#	Qualcomm, Inc.	654,265	26,353,794
	Sabre Holdings Corp.	52,409	1,694,383
* #	Sandisk Corp.	89,094	3,244,803
*	Sanmina-SCI Corp.	210,954	782,639
*	Solectron Corp.	362,086	1,165,917
*	Sun Microsystems, Inc.	1,393,436	8,541,763
*	Symantec Corp.	371,372	6,350,461
	Tektronix, Inc.	32,658	934,345
*	Tellabs, Inc.	174,908	1,833,036
* #	Teradyne, Inc.	75,136	1,211,192
#	Texas Instruments, Inc.	587,488	18,188,628
*	Unisys Corp.	136,422	1,158,223
*	VeriSign, Inc.	97,053	2,455,441
	Western Union Co.	303,449	6,575,740
*	Xerox Corp.	382,165	6,599,990
#	Xilinx, Inc.	133,119	3,410,509
* #	Yahoo!, Inc.	484,674	14,957,040
Total Information Technology			746,336,686

Materials — (2.8%)
	Air Products & Chemicals, Inc.	87,234	6,526,848
#	Alcoa, Inc.	343,295	11,469,486
	Allegheny Technologies, Inc.	39,877	4,085,399
	Ashland, Inc.	22,634	1,484,338
	Ball Corp.	41,248	1,909,782
	Bemis Co., Inc.	41,505	1,375,061
	Dow Chemical Co.	378,172	16,563,934
	DuPont (E.I.) de Nemours & Co., Inc.	364,162	18,481,221
	Eastman Chemical Co.	32,577	1,925,952
	Ecolab, Inc.	70,598	2,986,295
#	Freeport-McMoRan Copper & Gold, Inc. Class B	77,966	4,476,028
*	Hercules, Inc.	44,959	906,373
	International Flavors & Fragrances, Inc.	30,892	1,445,746
	International Paper Co.	180,127	6,486,373
	MeadWestavco Corp.	71,734	2,184,300
	Monsanto Co.	215,099	11,333,566

9

	Newmont Mining Corp.	178,248	$8,033,637
	Nucor Corp.	119,611	7,280,722
*	Pactiv Corp.	52,683	1,696,393
	Phelps Dodge Corp.	80,762	10,087,981
	PPG Industries, Inc.	65,429	4,334,671
	Praxair, Inc.	127,840	7,886,450
#	Rohm & Haas Co.	56,211	2,971,313
#	Sealed Air Corp.	31,918	2,056,796
	Sigma-Aldrich Corp.	52,211	2,140,651
	Temple-Inland, Inc.	42,356	2,532,889
	United States Steel Corp.	46,905	4,156,721
#	Vulcan Materials Co.	37,383	4,354,746
#	Weyerhaeuser Co.	93,645	8,041,296
Total Materials			159,214,968

Real Estate Investment Trusts — (0.9%)

	Apartment Investment & Management Co. Class A	38,201	2,248,511
#	Archstone-Smith Trust	86,459	4,877,152
	AvalonBay Communities, Inc.	541	74,420
#	Boston Properties, Inc.	46,252	5,554,865
#	Equity Residential	115,659	5,874,321
	Kimco Realty Corp.	89,486	4,497,566
	Plum Creek Timber Co., Inc.	70,090	2,779,769
#	ProLogis	97,967	6,478,558
	Public Storage, Inc.	48,509	4,912,506
#	Simon Property Group, Inc.	87,611	9,877,264
#	Vornado Realty Trust	51,122	6,502,718
Total Real Estate Investment Trusts			53,677,650

Telecommunication Services — (3.2%)
	Alltel Corp.	147,925	8,962,776
	AT&T, Inc.	2,478,328	91,202,470
	CenturyTel, Inc.	45,445	2,033,664
	Citizens Communications Co.	127,442	1,920,551
	Embarq Corp.	59,185	3,275,890
* #	Qwest Communications International, Inc.	636,657	5,653,514
#	Sprint Nextel Corp.	1,146,128	22,097,348
	Verizon Communications, Inc.	1,155,872	43,264,289
	Windstream Corp.	188,761	2,840,853
Total Telecommunication Services			181,251,355

Utilities — (3.1%)
*	AES Corp.	262,960	5,606,307
*	Allegheny Energy, Inc.	65,429	3,090,866
#	Ameren Corp.	81,661	4,265,154
#	American Electric Power Co., Inc.	156,612	7,025,614
#	CenterPoint Energy, Inc.	123,857	2,209,609
* #	CMS Energy Corp.	88,064	1,536,717
	Consolidated Edison, Inc.	101,668	4,939,031
	Constellation Energy Group	71,267	5,606,575
#	Dominion Resources, Inc.	140,041	11,977,707

10

#	DTE Energy Co.	70,458	$3,262,205
#	Duke Energy Corp.	497,157	9,789,021
*	Dynegy, Inc.	149,875	1,230,474
	Edison International	128,992	6,052,305
	Entergy Corp.	81,898	8,083,333
	Exelon Corp.	265,639	17,513,579
	FirstEnergy Corp.	126,377	7,907,409
#	FPL Group, Inc.	160,045	9,453,858
* #	Integrys Energy Group, Inc.	12,862	716,981
	KeySpan Corp.	69,396	2,848,012
	Nicor, Inc.	17,701	823,805
	NiSource, Inc.	108,085	2,571,342
#	PG&E Corp.	138,098	6,410,509
#	Pinnacle West Capital Corp.	39,531	1,874,560
	PPL Corp.	151,066	5,743,529
#	Progress Energy, Inc.	100,640	4,917,270
	Public Service Enterprise Group, Inc.	99,850	7,478,765
	Questar Corp.	33,995	2,860,339
	Sempra Energy	103,797	6,233,010
#	Southern Co.	294,059	10,527,312
	TECO Energy, Inc.	82,824	1,388,958
	TXU Corp.	181,819	12,027,327
#	Xcel Energy, Inc.	161,090	3,806,557
Total Utilities			179,778,040

TOTAL COMMON STOCKS			4,989,872,916

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)

Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 03/01/07 (Collateralized by $36,290,000 FNMA 6.00%, 02/01/27, valued at $36,602,188) to be repurchased at $36,064,199	$36,059	36,059,000

TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL — (12.1%)

@ Repurchase Agreement, Deutsche Bank Securities Inc. 5.32%, 03/01/07 (Collateralized by $185,857,459 FNMA, rates ranging from 4.000% to 8.000%, maturities ranging from 06/15/10 to 03/01/37, valued at $121,365,214) to be repurchased at $117,847,718	117,830	117,830,305
@ Repurchase Agreement, Deutsche Bank Securities Inc. 5.34%, 03/01/07 (Collateralized by $794,906,660 FNMA, rates ranging from 4.000% to 8.000%, maturities ranging from 06/15/10 to 03/01/37, valued at $519,075,303) to be repurchased at $504,031,359	503,957	503,956,605
@ Repurchase Agreement, Morgan Stanley 5.32%, 03/01/07 (Collateralized by $73,160,000 FNMA 4.750%, 08/03/07, valued at $73,264,517) to be repurchased at $70,905,462	70,895	70,894,985

TOTAL TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL		692,681,895

TOTAL INVESTMENTS - (100.0%)
(Cost $4,078,109,436)##		$5,718,613,811

11

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

February 28, 2007

(Unaudited)

		Shares	Value †

COMMON STOCKS — (83.6%)
Consumer Discretionary — (21.2%)
#	American Greetings Corp. Class A	211,200	$4,946,304
# *	AutoNation, Inc.	2,057,600	45,184,896
	Belo Corp. Class A	469,164	8,745,217
# *	Big Lots, Inc.	253,500	6,345,105
# *	Blockbuster, Inc. Class A	83,900	557,096
	Borders Group, Inc.	34,000	726,920
	BorgWarner, Inc.	201,600	14,845,824
	Brunswick Corp.	35,100	1,146,015
	CBS Corp. Class B	5,768,306	175,068,087
#	Centex Corp.	872,400	40,444,464
#	Circuit City Stores, Inc.	171,000	3,254,130
	Clear Channel Communications, Inc.	1,942,666	70,285,656
# *	Comcast Corp. Class A	12,605,542	324,214,553
# *	Comcast Corp. Special Class A Non-Voting	1,390,650	35,392,042
#	Dillards, Inc. Class A	632,300	21,118,820
*	Discovery Holding Co. Class A	1,031,790	16,570,547
#	Disney (Walt) Co.	421,620	14,444,701
*	Expedia, Inc.	1,173,351	24,945,442
	Federated Department Stores, Inc.	1,514,630	67,643,376
	Foot Locker, Inc.	56,700	1,288,224
#	Ford Motor Co.	11,482,590	90,942,113
	Gannett Co., Inc.	185,600	11,369,856
#	General Motors Corp.	4,476,500	142,889,880
# *	Goodyear Tire & Rubber Co.	203,900	5,020,018
	Harrah’s Entertainment, Inc.	187,053	15,804,108
	Hearst-Argyle Television, Inc.	370,000	9,634,800
#	Horton (D.R.), Inc.	2,210,529	56,081,121
# *	Hovnanian Enterprises, Inc. Class A	165,900	5,159,490
# *	IAC/InterActiveCorp	2,126,951	83,376,479
*	Idearc, Inc.	242,765	8,254,010
#	Jones Apparel Group, Inc.	424,200	13,964,664
#	KB Home	107,600	5,336,960
	Lennar Corp. Class A	378,800	18,652,112
*	Liberty Global, Inc. Class A	313,805	9,034,446
*	Liberty Global, Inc. Series C	343,805	9,372,124
*	Liberty Media Holding Corp. Capital Class A	996,868	107,542,120
*	Liberty Media Holding Corp. Interactive Class A	4,295,262	101,239,325
*	Live Nation, Inc.	242,833	5,619,156
#	MDC Holdings, Inc.	321,809	16,431,568
# *	MGM Mirage	716,400	50,878,728

1

# *	Mohawk Industries, Inc.	278,917	$24,410,816
	News Corp. Class A	35,876	808,286
	OfficeMax, Inc.	388,600	20,168,340
#	Pulte Homes, Inc.	1,605,300	47,452,668
*	Radio One, Inc. Class D	45,200	318,208
#	Ryland Group, Inc.	228,900	11,026,113
#	Saks, Inc.	995,050	19,224,366
	Service Corp. International	404,100	4,740,093
#	Time Warner, Inc.	18,270,080	371,796,128
# *	Toll Brothers, Inc.	907,400	27,094,964
#	Tribune Co.	1,892,955	56,845,439
*	TRW Automotive Holdings Corp.	69,200	2,107,832
# *	Univision Communications, Inc. Class A	1,074,200	38,671,200
*	Viacom, Inc. Class B	3,024,273	118,067,618
*	Wyndham Worldwide Corp.	809,160	28,482,432
Total Consumer Discretionary			2,414,985,000

Consumer Staples — (4.0%)
	Archer-Daniels-Midland Co.	2,298,560	79,024,493
	Coca-Cola Enterprises, Inc.	3,631,272	72,952,254
	Corn Products International, Inc.	490,400	15,678,088
	Del Monte Foods Co.	1,001,541	11,517,721
#	J. M. Smucker Co.	403,402	20,008,739
#	Kraft Foods, Inc.	3,478,290	111,027,017
	PepsiAmericas, Inc.	210,900	4,494,279
#	Reynolds American, Inc.	251,791	15,371,841
# *	Rite Aid Corp.	969,800	5,789,706
*	Smithfield Foods, Inc.	810,900	23,686,389
#	Supervalu, Inc.	1,558,542	57,603,712
	Tyson Foods, Inc. Class A	2,054,359	37,492,052
	Weis Markets, Inc.	11,500	500,250
Total Consumer Staples			455,146,541

Energy — (7.6%)
	Anadarko Petroleum Corp.	3,531,056	142,054,383
	Apache Corp.	2,352,090	161,188,728
#	Chesapeake Energy Corp.	3,245,338	98,950,356
#	ConocoPhillips	440,800	28,837,136
	Devon Energy Corp.	1,703,042	111,906,890
# *	Forest Oil Corp.	482,300	15,385,370
#	Hess Corp.	1,777,596	94,301,468
	Marathon Oil Corp.	753,902	68,409,067
# *	Mariner Energy, Inc.	261,080	4,829,980
# *	Newfield Exploration Co.	470,665	20,342,141
#	Noble Energy, Inc.	237,100	13,649,847
#	Overseas Shipholding Group, Inc.	290,600	17,604,548
	Pioneer Natural Resources Co.	797,598	30,667,643
#	Pogo Producing Co.	458,300	21,902,157
# *	SEACOR Holdings, Inc.	173,600	16,804,480
#	Tidewater, Inc.	437,300	22,726,481
Total Energy			869,560,675

2

Financials — (25.8%)
# *	Allegheny Corp.	35,787	$13,979,118
	Allstate Corp.	1,791,600	107,603,496
	AMBAC Financial Group, Inc.	795,635	69,729,451
	American Financial Group, Inc.	895,800	31,353,000
	American National Insurance Co.	72,652	9,244,967
# *	AmeriCredit Corp.	395,300	9,653,226
#	Bear Stearns Companies, Inc.	373,770	56,902,745
#	Capital One Financial Corp.	1,337,384	103,085,559
	Chubb Corp.	906,400	46,271,720
	Cincinnati Financial Corp.	1,347,289	58,229,831
	CIT Group, Inc.	1,345,312	75,969,769
# *	CNA Financial Corp.	1,956,582	80,337,257
	Commerce Group, Inc.	315,600	9,048,252
# *	Conseco, Inc.	408,000	8,139,600
#	Countrywide Financial Corp.	4,574,013	175,093,218
	Fidelity National Financial, Inc.	917,259	22,014,216
#	First American Corp.	733,000	34,560,950
	First Citizens BancShares, Inc.	10,300	2,158,056
	Hanover Insurance Group, Inc.	394,266	18,518,674
	Hartford Financial Services Group, Inc.	1,173,900	111,003,984
#	Janus Capital Group, Inc.	1,580,900	33,594,125
	JPMorgan Chase & Co.	2,541,800	125,564,920
	KeyCorp	941,600	35,535,984
	Lincoln National Corp.	839,526	57,213,697
	Loews Corp.	3,929,202	170,684,535
#	MBIA, Inc.	1,128,550	75,014,719
#	MetLife, Inc.	5,666,498	357,839,349
#	MGIC Investment Corp.	665,947	40,189,901
	Nationwide Financial Services, Inc.	398,602	21,365,067
#	New York Community Bancorp, Inc.	2,294,600	38,411,604
#	Odyssey Re Holdings Corp.	293,955	11,452,487
	Ohio Casualty Corp.	370,700	11,054,274
	Old Republic International Corp.	1,807,554	40,344,605
	PMI Group, Inc.	682,600	31,993,462
#	Principal Financial Group, Inc.	1,210,200	73,689,078
	Protective Life Corp.	554,900	24,643,109
	Prudential Financial, Inc.	1,887,800	171,676,532
#	Radian Group, Inc.	604,042	34,702,213
# *	Realogy Corp.	957,450	28,321,371
	Reinsurance Group of America, Inc.	485,800	27,729,464
	SAFECO Corp.	538,400	35,922,048
	South Financial Group, Inc.	551,433	14,767,376
#	Sovereign Bancorp, Inc.	1,777,636	44,920,862
	StanCorp Financial Group, Inc.	226,000	10,893,200
	The Travelers Companies, Inc.	5,237,509	265,855,957
	Torchmark Corp.	127,200	8,130,624
	Transatlantic Holdings, Inc.	37,693	2,491,507
	Unitrin, Inc.	503,679	23,048,351
#	UnumProvident Corp.	2,480,889	53,115,833
#	Washington Mutual, Inc.	289,481	12,470,841
	Webster Financial Corp.	124,200	6,134,238

3

	Wesco Financial Corp.	19,000	$9,014,550
Total Financials			2,940,682,972

Health Care — (1.5%)
	AmerisourceBergen Corp.	140,151	7,381,753
*	Invitrogen Corp.	364,024	23,024,518
*	Medco Health Solutions, Inc.	630,400	42,621,344
# *	Millennium Pharmaceuticals, Inc.	2,100,300	22,683,240
	PerkinElmer, Inc.	66,800	1,583,160
# *	Tenet Healthcare Corp.	1,547,300	10,568,059
# *	Triad Hospitals, Inc.	681,000	33,403,050
	UnitedHealth Group, Inc.	267,740	13,976,028
*	Watson Pharmaceuticals, Inc.	686,400	18,093,504
Total Health Care			173,334,656

Industrials — (10.5%)
# *	AGCO Corp.	686,324	24,879,245
#	Alexander & Baldwin, Inc.	141,705	7,003,061
# *	Allied Waste Industries, Inc.	2,767,676	35,481,606
	Avis Budget Group, Inc.	304,380	8,093,464
	Burlington Northern Santa Fe Corp.	2,247,573	177,985,306
	CSX Corp.	3,415,204	128,650,735
	Curtiss-Wright Corp.	54,260	1,898,015
#	GATX Corp.	396,400	18,297,824
	IKON Office Solutions, Inc.	438,800	6,134,424
# *	Kansas City Southern	565,600	18,121,824
#	Laidlaw International, Inc.	609,595	20,835,957
	Norfolk Southern Corp.	3,254,502	154,263,395
	Northrop Grumman Corp.	2,672,884	192,046,715
	Raytheon Co.	1,311,300	70,220,115
	Ryder System, Inc.	473,200	24,341,408
#	Southwest Airlines Co.	5,237,820	79,248,217
	Union Pacific Corp.	2,098,000	206,925,740
*	URS Corp.	51,600	2,145,012
# *	YRC Worldwide, Inc.	451,644	19,637,481
Total Industrials			1,196,209,544

Information Technology — (4.4%)
*	3Com Corp.	1,041,900	4,032,153
# *	Advanced Micro Devices, Inc.	162,200	2,442,732
#	Alcatel-Lucent SA Sponsored ADR	233,029	2,989,762
*	Andrew Corp.	1,010,012	10,726,327
*	Applied Micro Circuits Corp.	213,200	825,084
*	Arrow Electronics, Inc.	462,600	17,726,832
# *	Avnet, Inc.	1,089,700	39,850,329
#	AVX Corp.	514,600	7,863,088
# *	Ciena Corp.	23,245	731,520
*	Computer Sciences Corp.	1,404,843	74,358,340
*	Compuware Corp.	956,430	8,751,335
*	Convergys Corp.	195,700	5,033,404
	Electronic Data Systems Corp.	2,006,400	56,219,328
*	Fairchild Semiconductor Corp. Class A	43,100	806,401

4

	Fidelity National Information Services, Inc.	408,162	$18,755,044
*	Ingram Micro, Inc.	1,358,168	26,389,204
*	Integrated Device Technology, Inc.	1,467,100	23,796,362
#	Intersil Corp.	1,063,398	28,126,877
# *	JDS Uniphase Corp.	136,962	2,220,154
*	Micron Technology, Inc.	3,962,557	46,995,926
	Sabre Holdings Corp.	36,600	1,183,278
*	Sanmina-SCI Corp.	3,903,000	14,480,130
*	Solectron Corp.	6,780,263	21,832,447
# *	Sun Microsystems, Inc.	2,143,700	13,140,881
*	Tech Data Corp.	390,411	14,554,522
*	Tellabs, Inc.	1,992,618	20,882,637
*	Unisys Corp.	729,900	6,196,851
*	VeriSign, Inc.	166,300	4,207,390
*	Vishay Intertechnology, Inc.	1,302,016	18,553,728
*	Xerox Corp.	75,000	1,295,250
Total Information Technology			494,967,316

Materials — (3.4%)
	Ashland, Inc.	540,111	35,420,479
#	Bowater, Inc.	211,700	5,118,906
	Chemtura Corp.	555,630	6,378,632
#	Cytec Industries, Inc.	133,300	7,840,706
#	International Paper Co.	1,215,775	43,780,058
#	Louisiana-Pacific Corp.	806,600	16,648,224
	Lubrizol Corp.	182,000	9,464,000
#	Lyondell Chemical Co.	308,300	9,822,438
	MeadWestavco Corp.	1,413,131	43,029,839
*	Owens-Illinois, Inc.	212,900	5,058,504
	Phelps Dodge Corp.	119,470	14,922,998
*	Smurfit-Stone Container Corp.	1,789,694	22,084,824
	Tronox, Inc. Class B	92,517	1,372,952
	Valhi, Inc.	155,700	3,473,667
#	Westlake Chemical Corp.	21,400	636,222
#	Weyerhaeuser Co.	1,877,300	161,203,751
#	Worthington Industries, Inc.	133,200	2,653,344
Total Materials			388,909,544

Telecommunication Services — (5.2%)
#	AT&T, Inc.	8,333,818	306,684,502
# *	Level 3 Communications, Inc.	195,500	1,284,435
# *	Qwest Communications International, Inc.	2,000,600	17,765,328
#	Sprint Nextel Corp.	1,618,800	31,210,464
	Telephone & Data Systems, Inc.	419,597	23,367,357
	Telephone & Data Systems, Inc. Special Shares	179,500	9,197,580
*	United States Cellular Corp.	272,525	19,553,669
#	Verizon Communications, Inc.	4,855,300	181,733,879
Total Telecommunication Services			590,797,214

TOTAL COMMON STOCKS			9,524,593,462

5

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.9%)

Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 03/01/07 (Collateralized by $104,235,000 FHLMC 7.00%, 09/01/36, valued at $100,456,623) to be repurchased at $98,982,268	$98,968	$98,968,000

TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL — (15.5%)

@ Repurchase Agreement, Deutsche Bank Securities Inc. 5.32%, 03/01/07 (Collateralized by $446,163,124 FHLMC, rates ranging from 4.125% to 5.257%(y), maturities ranging from 08/20/07 to 02/14/11 & FNMA, rates ranging from 4.000% to 8.500%, maturities ranging from 01/28/08 to 03/01/37, valued at $310,800,552) to be repurchased at $301,792,701	301,748	301,748,109

@ Repurchase Agreement, Deutsche Bank Securities Inc. 5.34%, 03/01/07 (Collateralized by $1,902,783,462 FHLMC, rates ranging from 4.125% to 5.257%(y), maturities ranging from 08/20/07 to 02/14/11 & FNMA, rates ranging from 4.000% to 8.500%, maturities ranging from 01/28/08 to 03/01/37, valued at $1,325,493,121) to be repurchased at $1,287,077,413	1,286,887	1,286,886,525

@ Repurchase Agreement, Morgan Stanley 5.32%, 03/01/07 (Collateralized by $191,635,000 FNMA, rates ranging from 3.250% to 4.625%, maturities ranging from 01/15/08 to 12/15/09, valued at $190,662,483) to be repurchased at $184,084,380	184,057	184,057,180

TOTAL TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL		1,772,691,814

TOTAL INVESTMENTS - (100.0%)
(Cost $9,285,759,249)##		$11,396,253,276

6

THE U.S. SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

February 28, 2007

(Unaudited)

		Shares	Value †

COMMON STOCKS — (86.9%)
Consumer Discretionary — (19.2%)
*	4Kids Entertainment, Inc.	441,641	$8,210,106
*	99 Cents Only Stores	2,156,800	32,201,024
*	A.C. Moore Arts & Crafts, Inc.	317,685	6,220,272
*	Acme Communications, Inc.	471,611	2,740,060
*	Advanced Marketing Services, Inc.	214,900	21,490
*	Aftermarket Technology Corp.	24,854	556,233
*	All American Semiconductor, Inc.	69,473	205,640
*	Alloy, Inc.	459,047	5,370,850
#	Ambassadors International, Inc.	156,250	6,615,625
#	American Axle & Manufacturing Holdings, Inc.	1,867,900	45,819,587
*	American Biltrite, Inc.	56,600	532,040
	American Greetings Corp. Class A	1,875,200	43,917,184
* #	America’s Car-Mart, Inc.	38,899	446,172
*	AMS Health Sciences, Inc.	11,000	8,140
	Arctic Cat, Inc.	102,349	1,900,621
*	Arlington Hospitality, Inc.	24,100	70
#	ArvinMeritor, Inc.	2,614,200	47,735,292
	Asbury Automotive Group, Inc.	1,096,602	29,290,239
*	Ashworth, Inc.	436,489	3,500,642
*	Audiovox Corp. Class A	667,217	10,074,977
* #	Avatar Holdings, Inc.	129,151	9,306,621
*	Ballantyne of Omaha, Inc.	81,900	450,450
* #	Bally Total Fitness Holding Corp.	1,327,900	2,735,474
#	Bandag, Inc.	301,219	15,235,657
	Bandag, Inc. Class A	110,900	5,604,886
*	Barry (R.G.) Corp.	47,952	426,773
	Bassett Furniture Industries, Inc.	387,775	6,119,089
	Beasley Broadcast Group, Inc.	105,185	920,369
#	Beazer Homes USA, Inc.	372,986	14,718,028
* #	Big Lots, Inc.	2,455,610	61,463,918
*	Birks & Mayors, Inc.	25,319	217,997
	Blair Corp.	105,888	4,436,707
* #	Blockbuster, Inc. Class A	2,919,774	19,387,299
*	Blockbuster, Inc. Class B	932,200	5,835,572
*	Bluegreen Corp.	1,017,898	12,397,998
	Bob Evans Farms, Inc.	1,317,805	47,651,829
*	Bombay Co., Inc.	1,202,540	1,551,277
#	Bon-Ton Stores, Inc.	179,450	8,796,639
#	Borders Group, Inc.	1,290,757	27,596,385
	Bowl America, Inc. Class A	32,422	544,690
*	Boyds Collection, Ltd. - Old	5,017	0
*	Buca, Inc.	612,329	3,465,782
*	California Coastal Communities, Inc.	260,792	5,127,171

1

#	Callaway Golf Co.	1,030,400	$15,559,040
#	Carmike Cinemas, Inc.	340,509	7,722,744
*	Carriage Services, Inc.	539,500	3,781,895
*	Catalina Lighting, Inc.	21,640	162,300
*	Cavalier Homes, Inc.	365,640	1,524,719
*	Cavco Industries, Inc.	6,642	219,252
*	Championship Auto Racing Teams, Inc.	4,800	0
*	Champps Entertainment, Inc.	412,729	2,455,738
* #	Charming Shoppes, Inc.	3,592,390	44,797,103
* #	Charter Communications, Inc.	114,800	345,548
*	Chromcraft Revington, Inc.	14,010	117,684
	Churchill Downs, Inc.	54,499	2,390,326
	Citadel Broadcasting Co.	2,596,587	26,433,256
#	Coachmen Industries, Inc.	537,400	5,814,668
	Coast Distribution System, Inc.	131,100	1,094,685
	Cobra Electronics Corp.	95,205	1,014,885
	Collectors Universe, Inc.	172,885	2,387,542
* #	Comstock Homebuilding Companies, Inc.	112,650	677,026
*	Concord Camera Corp.	193,054	886,118
*	Congoleum Corp. Class A	95,600	167,300
#	Cooper Tire & Rubber Co.	2,208,200	32,548,868
* #	Cost Plus, Inc.	239,543	2,572,692
*	Cost-U-Less, Inc.	30,541	283,420
*	Cox Radio, Inc.	1,324,400	19,150,824
	CSS Industries, Inc.	279,850	9,621,243
*	Culp, Inc.	360,918	2,385,668
* #	Cumulus Media, Inc. Class A	1,679,642	16,510,881
	Cutter & Buck, Inc.	334,442	4,344,402
*	Cybex International, Inc.	19,738	110,335
	Decorator Industries, Inc.	24,832	175,066
*	dELiA*s, Inc.	21,743	219,604
	Delta Apparel, Inc.	230,410	4,020,654
*	Delta Woodside Industries, Inc.	93,100	861
*	Diedrich Coffee, Inc.	6,458	25,767
*	Directed Electronics, Inc.	96,800	850,872
*	Dixie Group, Inc.	360,899	4,778,303
* #	Dominion Homes, Inc.	222,966	1,070,237
*	Dorman Products, Inc.	354,362	4,046,814
	Dover Motorsports, Inc.	524,700	2,796,651
*	drugstore.com, Inc.	208,094	576,420
*	Duckwall-ALCO Stores, Inc.	113,400	4,422,600
* #	Dura Automotive Systems, Inc.	616,374	221,895
*	ELXSI Corp.	27,500	85,937
*	EMAK Worldwide, Inc.	50	253
*	Emerson Radio Corp.	198,412	644,839
#	Emmis Communications Corp. Class A	636,352	5,230,813
*	Enesco Group, Inc.	456,300	5,476
	Entercom Communications Corp.	1,096,484	31,348,478
*	Entravision Communications Corp.	2,248,198	20,301,228
* #	Escala Group, Inc.	324,291	807,485
*	Factory Card & Party Outlet Corp.	9,806	82,174
*	Fairchild Corp. Class A	686,629	1,407,589
*	Fedders Corp.	46,766	42,557
	Federal Screw Works	3,125	40,859
* #	Federal-Mogul Corp.	823,500	568,215

2

	Finish Line, Inc. Class A	1,468,976	$18,670,685
*	Finlay Enterprises, Inc.	224,278	1,933,276
*	Flanigan’s Enterprises, Inc.	56	672
	Flexsteel Industries, Inc.	111,038	1,666,680
*	Footstar, Inc.	501,800	3,311,880
*	Franklin Covey Co.	337,445	2,635,445
*	Franklin Electronic Publishers, Inc.	116,600	276,342
	Fred’s, Inc.	1,227,422	16,791,133
	Frisch’s Restaurants, Inc.	6,628	188,699
#	Furniture Brands International, Inc.	1,913,836	30,697,929
*	GameTech International, Inc.	21,032	262,900
* #	Gander Mountain Co.	290,700	2,973,861
* #	Gaylord Entertainment Co.	952,757	51,420,295
*	Gottschalks, Inc.	291,512	3,241,613
	Gray Television, Inc.	1,489,550	12,973,980
	Gray Television, Inc. Class A	40,050	362,052
*	Great Wolf Resorts, Inc.	141,400	1,890,518
	Group 1 Automotive, Inc.	787,100	36,419,117
*	Hampshire Group, Ltd.	41,380	563,802
* #	Hancock Fabrics, Inc.	590,000	1,899,800
#	Handleman Co.	741,677	5,636,745
*	Harolds Stores, Inc.	2,000	760
*	Harris Interactive, Inc.	1,764,056	10,002,198
*	Hartmarx Corp.	998,300	6,598,763
*	Hastings Entertainment, Inc.	363,770	2,397,244
	Haverty Furniture Co., Inc.	638,400	9,327,024
*	Hayes Lemmerz International, Inc.	735,242	3,639,448
*	Hollywood Media Corp.	278,700	1,240,215
	ILX Resorts, Inc.	86,734	826,141
*	Image Entertainment, Inc.	48,350	161,489
*	Interstate Hotels & Resorts, Inc.	709,625	4,825,450
*	ION Media Networks, Inc.	455,700	578,739
	J. Alexander’s Corp.	122,100	1,105,005
*	Jaclyn, Inc.	30,100	373,240
*	Jakks Pacific, Inc.	895,220	21,941,842
* #	Jo-Ann Stores, Inc.	781,300	17,602,689
*	Johnson Outdoors, Inc.	177,149	3,229,426
	Journal Communications, Inc. Class A	40,300	536,796
	Journal Register Co.	1,600	11,360
*	K2, Inc.	1,649,110	19,294,587
	Kellwood Co.	974,517	30,726,521
	Kimball International, Inc. Class B	762,052	16,025,954
*	Kirkland’s, Inc.	13,100	71,264
*	LaCrosse Footwear, Inc.	40,363	607,060
*	Lakeland Industries, Inc.	63,205	852,003
* #	Lakes Entertainment, Inc.	249,859	2,226,244
	Landry’s Restaurants, Inc.	914,335	26,899,736
*	Lazare Kaplan International, Inc.	149,900	1,506,495
#	La-Z-Boy, Inc.	1,895,397	26,080,663
	Lear Corp.	1,216,773	44,923,259
*	Lenox Group, Inc.	428,700	2,246,388
	Levitt Corp. Class A	340,400	4,442,220
#	Libbey, Inc.	471,997	5,852,763
*	Lin TV Corp.	980,850	13,290,517
	Lithia Motors, Inc. Class A	523,675	15,427,465

3

*	Lodgenet Entertainment Corp.	26,000	$664,560
*	Lodgian, Inc.	736,747	9,857,675
*	Luby’s, Inc.	54,600	564,018
#	M/I Homes, Inc.	472,351	14,845,992
*	Mace Security International, Inc.	188,674	528,287
*	Magna Entertainment Corp.	155,700	636,813
* #	MarineMax, Inc.	661,919	15,091,753
	McRae Industries, Inc. Class A	30,653	363,238
*	Meade Instruments Corp.	663,220	1,551,935
	Media General, Inc. Class A	366,500	15,041,160
*	Merisel, Inc.	3,600	13,500
	Modine Manufacturing Co.	1,160,727	28,635,135
	Monaco Coach Corp.	1,011,500	16,295,265
	Movado Group, Inc.	476,300	14,055,613
*	Movie Gallery, Inc.	63,013	305,613
* #	Multimedia Games, Inc.	736,945	7,782,139
	National Presto Industries, Inc.	147,551	9,328,174
*	National RV Holdings, Inc.	283,350	906,720
*	Nature Vision, Inc.	2,100	8,841
*	Nitches, Inc.	12,141	65,440
*	Nobel Learning Communities, Inc.	80,475	1,079,974
*	Odd Job Stores, Inc.	175,300	21,036
#	Orleans Homebuilders, Inc.	144,600	2,134,296
*	O’Charleys, Inc.	779,967	16,355,908
	Oxford Industries, Inc.	25,700	1,269,323
*	P & F Industries, Inc. Class A	3,210	39,643
*	Palm Harbor Homes, Inc.	211,530	2,760,466
* #	Payless ShoeSource, Inc.	1,120,100	34,611,090
*	PC Mall, Inc.	59,734	734,728
*	Perry Ellis International, Inc.	501,816	15,330,479
*	Phoenix Footwear Group, Inc.	213,874	1,137,810
	Pier 1 Imports, Inc.	539,400	3,662,526
*	Point.360	15,400	53,900
*	Pomeroy IT Solutions, Inc.	410,104	3,014,264
*	Proliance International, Inc.	374,550	1,629,292
*	ProQuest Co.	106,700	1,166,231
*	QEP Co., Inc.	31,332	203,031
*	Quaker Fabric Corp.	552,928	652,455
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	686,483	988,536
*	Radio One, Inc. Class D	1,029,508	7,247,736
*	RC2 Corp.	542,313	21,432,210
*	RCN Corp.	1,038,158	28,393,621
* #	Reading International, Inc. Class A	210,199	1,740,448
*	Reading International, Inc. Class B	14,460	120,379
*	Red Lion Hotels Corp.	483,300	5,920,425
*	Regent Communications, Inc.	1,362,067	4,018,098
*	Rex Stores Corp.	345,550	5,753,407
*	Riviera Holdings Corp.	16,500	332,475
* #	Rockford Corp.	252,100	700,838
*	Rocky Brands, Inc.	167,523	2,455,887
*	Russ Berrie & Co., Inc.	333,838	4,677,070
	S&K Famous Brands, Inc.	77,400	982,980
*	Saga Communications, Inc. Class A	230,100	2,238,873
	Salem Communications Corp.	25,693	307,545
* #	Salton, Inc.	456,900	1,069,146

4

*	Schieb (Earl), Inc.	74,400	$279,000
*	Scholastic Corp.	1,461,302	50,838,697
* #	Sharper Image Corp.	450,943	4,680,788
	Shiloh Industries, Inc.	397,479	4,714,101
*	Shoe Carnival, Inc.	413,890	12,495,339
* #	Silverleaf Resorts, Inc.	122,600	579,898
	Sinclair Broadcast Group, Inc. Class A	1,464,048	20,921,246
* #	Six Flags, Inc.	3,312,300	20,503,137
	Skyline Corp.	177,500	6,081,150
*	Smith & Wollensky Restaurant Group, Inc.	175,949	1,588,819
#	Sonic Automotive, Inc.	1,228,493	36,117,694
* #	Source Interlink Companies, Inc.	1,575,906	11,362,282
*	Spanish Broadcasting System, Inc.	622,806	2,808,855
*	SPAR Group, Inc.	4,600	5,014
*	Sport Chalet, Inc. Class A	120,313	1,227,193
*	Sport Chalet, Inc. Class B	11,475	116,471
	Sport-Haley, Inc.	62,300	274,120
	Stage Stores, Inc.	1,264,257	27,725,156
	Standard Motor Products, Inc.	673,350	10,356,123
#	Standard Pacific Corp.	114,800	2,930,844
	Star Buffet, Inc.	7,100	58,433
*	Steinway Musical Instruments, Inc.	257,800	8,262,490
	Stewart Enterprises, Inc.	3,455,054	27,329,477
*	Stoneridge, Inc.	661,300	7,532,207
*	Strattec Security Corp.	9,488	437,966
	Stride Rite Corp.	1,127,600	18,210,740
*	Sunterra Corp.	445,309	5,450,582
#	Superior Industries International, Inc.	964,500	20,688,525
	Superior Uniform Group, Inc.	138,700	1,780,908
*	Syms Corp.	340,300	6,533,760
* #	Syntax-Brillian Corp.	177,642	1,449,559
*	Tag-It Pacific, Inc.	53,200	94,696
	Tandy Brand Accessories, Inc.	187,601	2,371,277
*	Tarrant Apparel Group	282,800	551,460
#	Technical Olympic USA, Inc.	24,800	223,448
*	The Hallwood Group, Inc.	159	15,709
	The Marcus Corp.	658,520	14,500,610
#	The Pep Boys - Manny, Moe & Jack	1,959,000	29,678,850
*	The Rowe Companies	9,300	46
*	The Sports Club Co., Inc.	114,000	185,250
*	The Steak n Shake Co.	340,068	5,845,769
	Traffix, Inc.	320,690	1,690,036
*	Trans World Entertainment Corp.	1,051,874	5,627,526
*	Triple Crown Media, Inc.	153,303	1,316,873
* #	Trump Entertainment Resorts, Inc.	392,361	6,901,630
*	Tweeter Home Entertainment Group, Inc.	724,272	1,057,437
*	Unapix Entertainment, Inc.	1,700	9
*	Unifi, Inc.	1,660,466	4,499,863
	Unifirst Corp.	374,400	15,619,968
#	United Auto Group, Inc.	2,617,400	57,478,104
*	Virco Manufacturing Corp.	31,086	276,976
* #	Visteon Corp.	2,968,565	25,321,859
*	Warnaco Group, Inc.	1,644,097	42,943,814
* #	WCI Communities, Inc.	1,548,600	32,241,852
	Wellco Enterprises, Inc.	7,300	100,813

5

*	Wells-Gardner Electronics Corp.	87,313	$289,006
*	West Marine, Inc.	693,378	11,621,015
*	Western Metals Corp.	91,300	27,390
*	Wilsons The Leather Experts, Inc.	686,351	1,276,613
* #	Zale Corp.	988,673	25,468,216
Total Consumer Discretionary			2,188,241,762

Consumer Staples — (3.1%)
*	Alliance One International, Inc.	2,792,199	23,482,394
* #	American Italian Pasta Co.	598,100	6,357,803
*	Bridgford Foods Corp.	700	5,362
	Cal-Maine Foods, Inc.	458,681	5,907,811
* #	Carrington Laboratories, Inc.	113,500	339,365
	Casey’s General Stores, Inc.	216,617	5,417,591
* #	Central Garden & Pet Co.	690,928	9,638,446
* #	Central Garden & Pet Co. Class A	1,381,856	19,373,621
#	Chiquita Brands International, Inc.	1,502,073	21,780,058
	Farmer Brothers Co.	20,085	427,208
	Golden Enterprises, Inc.	17,000	52,190
#	Great Atlantic & Pacific Tea Co., Inc.	264,103	8,398,475
*	Griffin Land & Nurseries, Inc. Class A	26,945	1,008,282
* #	Hain Celestial Group, Inc.	1,363,050	39,542,080
*	Hines Horticulture, Inc.	6,400	10,176
#	Imperial Sugar Co. (New)	143,252	4,422,189
	Ingles Market, Inc. Class A	175,042	6,683,104
*	Katy Industries, Inc.	131,100	270,066
	Longs Drug Stores Corp.	75,600	3,482,136
*	Monterey Pasta Co.	479,902	2,125,966
#	Nash Finch Co.	443,533	13,332,602
*	Natrol, Inc.	131,822	344,055
*	Natural Alternatives International, Inc.	108,398	964,742
	Oil-Dri Corp. of America	58,250	1,031,607
*	Omega Protein Corp.	693,390	4,617,977
* #	Parlux Fragrances, Inc.	95,093	570,558
*	Performance Food Group Co.	1,255,141	36,989,005
#	Pilgrim’s Pride Corp.	17,200	527,008
	Premium Standard Farms, Inc.	91,800	1,908,522
*	Prestige Brands Holdings, Inc.	20,400	233,784
*	PriceSmart, Inc.	559,828	8,139,899
*	Pyramid Breweries, Inc.	213,417	853,668
*	Redhook Ale Brewery, Inc.	176,119	1,171,191
*	San Filippo (John B.) & Son, Inc.	254,421	3,600,057
	Sanderson Farms, Inc.	418,063	13,524,338
* #	Scheid Vineyards, Inc.	6,720	221,760
*	Schiff Nutrition International, Inc.	91,172	619,058
	Scope Industries	8,100	688,500
	Seaboard Corp.	15,993	34,384,950
*	Seneca Foods Corp. Class B	10,400	292,448
*	Smart & Final Food, Inc.	401,121	8,604,045
*	Standard Management Corp.	131,500	17,095
	Stephan Co.	50,700	210,405
	Tasty Baking Co.	237,500	2,173,125
	The Topps Co., Inc.	831,079	7,612,684
	Universal Corp.	849,711	44,754,278
	Weis Markets, Inc.	94,400	4,106,400
*	Zapata Corp.	333,328	2,303,296
Total Consumer Staples			352,521,380

6

Energy — (4.7%)
	Adams Resources & Energy, Inc.	69	$2,574
*	Bois d’Arc Energy, Inc.	173,500	2,361,335
*	BPZ Energy, Inc.	4,188	20,228
*	Brigham Exploration Co.	306,089	1,812,047
*	Bristow Group, Inc.	808,100	29,616,865
*	Callon Petroleum Co.	662,400	8,823,168
*	Comstock Resources, Inc.	1,409,900	37,855,815
* #	Edge Petroleum Corp.	72,441	910,583
* #	Encore Acquisition Co.	213,400	5,179,218
*	Giant Industries, Inc.	297,200	22,450,488
	Gulf Island Fabrication, Inc.	16,680	571,457
*	Gulfmark Offshore, Inc.	432,884	17,124,891
* #	Hanover Compressor Co.	3,444,124	75,598,522
*	Harvest Natural Resources, Inc.	1,014,597	9,587,942
*	Hornbeck Offshore Services, Inc.	39,900	1,068,123
*	Houston Exploration Co.	325,042	17,038,702
*	Infinity, Inc.	5,254	17,496
* #	Mariner Energy, Inc.	577,300	10,680,050
*	Meridian Resource Corp.	2,817,899	7,270,179
*	Natural Gas Services Group	7,300	96,360
*	Newpark Resources, Inc.	1,041,382	6,352,430
*	Parker Drilling Co.	1,530,199	13,113,805
* #	Petrohawk Energy Corp.	1,427,892	17,091,867
*	Petroleum Development Corp.	125,660	6,580,814
*	PHI, Inc. Non-Voting	133,448	3,733,875
*	Pioneer Drilling Co.	420,100	5,066,406
*	Stone Energy Corp.	1,011,411	31,050,318
*	Swift Energy Corp.	944,905	36,700,110
*	T-3 Energy Services, Inc.	880	18,674
*	Torch Offshore, Inc.	4	0
* #	Trico Marine Services, Inc.	458,290	16,700,088
*	Universal Compression Holdings, Inc.	1,121,884	75,110,134
*	USEC, Inc.	3,136,202	44,471,344
* #	Whiting Petroleum Corp.	957,935	37,081,664
Total Energy			541,157,572

Financials — (16.7%)
	1st Independence Financial Group, Inc.	400	6,800
	1st Source Corp.	540,811	14,228,737
	21st Century Insurance Group	1,236,158	26,169,465
* #	Accredited Home Lenders Holding Co.	117,370	2,638,478
	Advanta Corp. Class A	266,406	10,200,686
	Advanta Corp. Class B Non-Voting	425,744	17,783,327
	Affirmative Insurance Holdings, Inc.	38,700	625,005
	Alfa Corp.	273,588	4,982,037
	Alliance Financial Corp.	4,900	146,167
	Ameriana Bancorp	30,595	383,661
	American Bancorp of New Jersey, Inc.	29,201	343,988
* #	American Business Financial Services, Inc.	5,324	157
	American Equity Investment Life Holding Co.	1,824,591	24,194,077
*	American Independence Corp.	5,983	64,796

7

*	American Physicians Capital, Inc.	445,062	$16,502,899
	American Physicians Services Group, Inc.	35,800	626,500
	American West Bancorporation	19,700	422,368
*	AmeriServe Financial, Inc.	485,511	2,247,916
*	Argonaut Group, Inc.	1,127,290	39,691,881
	ASB Financial Corp.	10,400	214,500
*	Atlantic American Corp.	43,938	147,632
	Baldwin & Lyons, Inc. Class B	313,025	7,722,327
*	Bancinsurance Corp.	76,470	489,408
	Bancorp Rhode Island, Inc.	884	38,799
*	Bank of Florida Corp.	80,554	1,528,915
	BankAtlantic Bancorp, Inc. Class A	397,200	5,068,272
#	BankUnited Financial Corp. Class A	1,165,460	28,460,533
	Banner Corp.	267,838	11,171,523
	Bar Harbor Bankshares	1,200	38,472
	Berkshire Bancorp, Inc.	1,566	24,625
	Berkshire Hills Bancorp, Inc.	286,888	9,917,718
	Beverly Hills Bancorp, Inc.	536,392	4,087,307
*	BFC Financial Corp.	38,429	224,425
*	BNCCORP, Inc.	27,000	403,650
*	BNS Holding, Inc. Class A	46,155	623,092
	Boston Private Financial Holdings, Inc.	557,983	16,097,810
	Bristol West Holdings, Inc.	30,400	494,000
	Brookline Bancorp, Inc.	2,096,437	26,750,536
*	Brunswick Bancorp	1,000	12,000
*	CabelTel International Corp.	1,070	4,965
	Cadence Financial Corp.	16,210	335,061
	California First National Bancorp	97,000	1,310,470
	Camco Financial Corp.	32,716	399,462
	Capital Bank Corp.	9,166	167,188
	Capital Southwest Corp.	24,882	3,427,247
	Carrollton Bancorp	1,402	23,722
*	Centennial Bank Holdings, Inc.	31,195	265,469
#	Center Bancorp, Inc.	6,332	99,729
	Central Bancorp, Inc.	2,601	82,192
	Central Pacific Financial Corp.	812,005	30,604,468
*	Centrue Financial Corp.	3,908	75,620
	CFS Bancorp, Inc.	371,985	5,457,020
	Chemical Financial Corp.	863,975	25,055,275
	Citizens Banking Corp.	216,336	4,910,827
	Citizens First Bancorp, Inc.	290,955	7,311,699
	Citizens South Banking Corp.	9,054	120,328
* #	Citizens, Inc.	526,121	3,630,235
	Clark, Inc.	634,328	10,897,755
*	CNA Surety Corp.	894,865	17,664,635
	Commercial National Financial Corp.	400	7,446
#	Community Bank System, Inc.	985,000	21,069,150
	Community Banks, Inc.	118,600	2,976,860
	Community Bankshares, Inc.	1,400	22,680
	Community Capital Corp.	3,265	66,671
	Community Central Bank Corp.	255	2,869
	Community West Bancshares	3,277	51,383
* #	CompuCredit Corp.	500,193	15,530,993
*	Consumer Portfolio Services, Inc.	28,991	198,588
	Cooperative Bankshares, Inc.	31,692	556,828

8

*	Cowen Group, Inc.	119,779	$2,376,415
*	Cowlitz Bancorporation	1,700	28,645
*	Dearborn Bancorp, Inc.	123,082	2,381,637
	Delphi Financial Group, Inc. Class A	1,402,594	55,107,918
#	Delta Financial Corp.	247,400	2,340,404
	Dime Community Bancshares	80,268	1,008,969
	Direct General Corp.	432,400	8,985,272
	Donegal Group, Inc. Class A	636,243	10,917,930
	Donegal Group, Inc. Class B	62,085	1,087,108
	EMC Insurance Group, Inc.	426,179	11,617,640
*	Epoch Holding Corp.	107,000	1,053,950
	ESB Financial Corp.	9,500	105,165
	Exchange National Bancshares, Inc.	4,000	139,280
	FBL Financial Group, Inc. Class A	907,427	35,326,133
#	Federal Agriculture Mortgage Corporation Class C	291,100	7,452,160
	Fidelity Bancorp, Inc.	600	11,388
	Fidelity Southern Corp.	14,003	264,797
	Financial Institutions, Inc.	123,842	2,651,457
*	Firebrand Financial Group, Inc.	82,900	3,109
	First Bancorp of Indiana, Inc.	2,000	37,100
	First Bancshares, Inc.	2,642	45,508
*	First Bank of Delaware	70,403	256,971
	First Commonwealth Financial Corp.	59,000	726,290
	First Community Bancorp	290,878	15,788,858
	First Defiance Financial Corp.	161,030	4,642,495
	First Federal Bancshares of Arkansas, Inc.	115,252	2,719,947
	First Federal Bankshares, Inc.	5,651	123,531
	First Federal of Northern Michigan Bancorp, Inc.	6,600	60,390
	First Financial Corp.	311,887	9,677,854
	First Franklin Corp.	3,114	56,613
*	First Investors Financial Services Group, Inc.	119,100	862,284
*	First Keystone Financial, Inc.	39,400	810,852
	First M&F Corp.	16,462	300,431
*	First Mariner Bancorp, Inc.	31,844	535,935
	First Merchants Corp.	587,639	14,473,549
	First National Lincoln Corp.	1,500	24,855
	First Niagara Financial Group, Inc.	1,103,541	15,670,282
	First PacTrust Bancorp, Inc.	13,601	379,468
	First Place Financial Corp.	559,034	11,694,991
	First United Corp.	19,834	444,083
	First West Virginia Bancorp, Inc.	1,301	26,020
	Firstbank Corp.	45,391	964,579
*	FirstCity Financial Corp.	179,199	1,983,733
* #	FirstFed Financial Corp.	616,000	35,235,200
#	Flagstar Bancorp, Inc.	2,138,500	29,596,840
	Flushing Financial Corp.	60,314	980,102
	FNB Corp. VA	18,173	656,954
	FNB Financial Services Corp.	32,935	526,960
	FNB United Corp.	24,683	425,535
*	FPIC Insurance Group, Inc.	349,473	15,467,675
*	Franklin Bank Corp.	787,593	14,531,091
* #	Franklin Credit Management Corp.	54,600	258,804
	Gateway Financial Holdings, Inc.	14,275	207,987
#	GB&T Bancshares, Inc.	475,138	9,136,904
	German American Bancorp, Inc.	77,474	1,085,411

9

	Great American Financial Resources, Inc.	325,600	$8,153,024
*	Great Lakes Bancorp, Inc.	220,505	2,923,896
*	Greenville First Bancshares, Inc.	1,100	23,672
	Guaranty Federal Bancshares, Inc.	14,450	424,974
	Habersham Bancorp	2,407	55,698
	Harleysville Group, Inc.	1,071,740	34,842,267
#	Harleysville Savings Financial Corp.	7,636	129,965
	Harrington West Financial Group, Inc.	4,706	81,649
	Hercules Technology Growth Capital, Inc.	243,268	3,391,156
	HF Financial Corp.	79,806	1,466,834
	HMN Financial, Inc.	86,868	2,990,865
	Home Federal Bancorp	3,551	104,754
	HopFed Bancorp, Inc.	1,300	20,917
	Horace Mann Educators Corp.	1,718,508	34,782,602
	IBERIABANK Corp.	21,378	1,155,053
	Independence Holding Co.	127,386	2,732,430
	Infinity Property & Casualty Corp.	733,412	33,868,966
	Integra Bank Corp.	16,106	387,349
	Investors Title Co.	25,902	1,294,064
	Irwin Financial Corp.	984,242	20,334,440
	ITLA Capital Corp.	151,188	7,804,325
	Jefferson Bancshares, Inc.	5,310	67,171
*	KMG America Corp.	321,200	2,945,404
	KNBT Bancorp, Inc.	913,091	13,805,936
* #	Knight Capital Group, Inc.	1,769,339	27,973,250
* #	LaBranche & Co., Inc.	1,331,740	11,546,186
	Lakeland Bancorp, Inc.	47,608	670,321
#	LandAmerica Financial Group, Inc.	632,212	43,982,989
	Leesport Financial Corp.	5,347	123,141
	Legacy Bancorp, Inc.	7,872	125,165
	Lincoln Bancorp	9,900	190,179
	LNB Bancorp, Inc.	11,599	169,925
	LSB Bancshares, Inc.	13,943	215,698
	LSB Corp.	13,824	233,626
	LSB Financial Corp.	2,310	61,411
	MAF Bancorp, Inc.	1,167,721	51,671,654
	MainSource Financial Group, Inc.	178,585	3,000,228
*	Marlin Business Services, Inc.	28,296	648,827
	MASSBANK Corp.	78,742	2,583,525
	Mayflower Bancorp, Inc.	1,500	18,180
	MB Financial, Inc.	267,388	9,837,205
	MCG Capital Corp.	1,836,177	34,795,554
*	Meadowbrook Insurance Group, Inc.	849,264	8,942,750
	Medallion Financial Corp.	558,199	6,290,903
	Mercantile Bancorp, Inc.	200	4,445
	Mercer Insurance Group, Inc.	209,618	4,033,050
	Merchants Group, Inc.	29,605	969,564
	Meta Financial Group, Inc.	33,300	953,379
	MFB Corp.	19,325	665,939
	MicroFinancial, Inc.	184,300	1,065,254
	Midland Co.	180,458	7,700,143
	MidWestOne Financial Group, Inc.	6,651	122,977
	MutualFirst Financial, Inc.	6,550	133,292
	National Security Group, Inc.	1,348	23,927
	National Western Life Insurance Co. Class A	23,900	5,447,766

10

*	Navidec Financial, Inc.	5,188	$0
*	Navigators Group, Inc.	549,312	27,300,806
	NetBank, Inc.	297,582	958,214
	New Hampshire Thrift Bancshares, Inc.	7,225	114,155
	NewAlliance Bancshares, Inc.	31,754	501,713
*	Newtek Business Services, Inc.	141,880	350,444
*	NexCen Brands, Inc.	945,780	9,873,943
	North Central Bancshares, Inc.	39,300	1,574,161
	Northeast Bancorp	21,300	395,541
	Northrim BanCorp, Inc.	7,576	221,068
	Northway Financial, Inc.	1,300	41,834
	NYMAGIC, Inc.	200,716	7,902,189
	Oak Hill Financial, Inc.	64,774	1,775,455
* #	Ocwen Financial Corp.	1,514,430	17,612,821
	Ohio Casualty Corp.	1,901,751	56,710,215
	Omega Financial Corp.	405,703	11,801,900
*	Pacific Premier Bancorp, Inc.	61,251	701,324
	Pamrapo Bancorp, Inc.	646	15,265
	Park Bancorp, Inc.	500	16,625
	Parkvale Financial Corp.	43,174	1,293,061
	Partners Trust Financial Group, Inc.	1,367,220	15,504,275
	PAULA Financial	89,200	207,836
*	Penn Treaty American Corp.	609,800	4,744,244
*	Pennsylvania Commerce Bancorp, Inc.	600	16,908
	Peoples Bancorp, Inc. IN	9,825	195,665
	Peoples Bancorp, Inc. OH	253,642	7,038,565
	Peoples Community Bancorp	4,509	81,117
* #	Pico Holdings, Inc.	460,553	19,389,281
	Pinnacle Bancshares, Inc.	13,100	200,692
*	Piper Jaffray Companies, Inc.	565,361	36,810,655
*	PMA Capital Corp. Class A	1,077,265	10,115,518
	Premier Financial Bancorp, Inc.	12,111	196,198
	Presidential Life Corp.	966,437	19,734,644
*	ProAssurance Corp.	51,800	2,667,700
	ProCentury Corp.	223,695	4,507,454
	Provident Financial Holdings, Inc.	216,847	5,885,228
	Provident Financial Services, Inc.	2,082,760	36,573,266
	Provident New York Bancorp	1,240,413	16,807,596
*	PSB Bancorp, Inc.	43,600	708,500
	Rainier Pacific Financial Group, Inc.	136,746	2,941,406
	Renasant Corp.	139,952	3,400,834
*	Republic First Bancorp, Inc.	41,256	519,826
	Resource America, Inc.	197,529	5,117,976
*	Rewards Network, Inc.	36,200	194,032
	Riverview Bancorp, Inc.	227,806	3,838,531
	RLI Corp.	209,379	11,737,787
	Rome Bancorp, Inc.	118,941	1,492,710
*	RTW, Inc.	163,150	1,504,243
	Rurban Financial Corp.	1,300	14,716
*	SCPIE Holdings, Inc.	207,112	4,811,212
*	Seabright Insurance Holdings	151,800	2,852,322
	Security Bank Corp.	58,116	1,193,121
	Selective Insurance Group, Inc.	1,900,404	46,445,874
	Shore Financial Corp.	6,440	90,804
	Simmons First National Corp. Class A	342,211	9,513,466

11

	South Street Financial Corp.	11,002	$101,768
*	Southcoast Financial Corp.	8,048	182,287
	Southern Community Financial Corp.	197,586	2,046,991
	State Auto Financial Corp.	510,991	16,561,218
	Stewart Information Services Corp.	607,500	24,664,500
*	Stratus Properties, Inc.	94,480	3,070,600
*	Sun American Bancorp	5,700	29,583
*	Sun Bancorp, Inc.	694,517	13,105,536
*	Superior Bancorp	9,831	108,141
#	Susquehanna Bancshares, Inc.	1,817,976	44,104,098
	Sussex Bancorp	10,609	160,726
	SWS Group, Inc.	250,500	6,603,180
	Synergy Financial Group, Inc.	55,241	889,933
	TF Financial Corp.	42,350	1,296,969
	The Phoenix Companies, Inc.	3,130,300	44,700,684
	The Ziegler Companies, Inc.	8,100	338,377
	TierOne Corp.	83,277	2,314,268
	Timberland Bancorp, Inc.	117,024	4,246,801
	Tower Financial Corp.	4,182	70,258
* #	Trenwick Group, Ltd.	199,776	340
* #	Triad Guaranty, Inc.	476,428	21,658,417
	UMB Financial Corp.	1,311,662	49,489,007
#	Umpqua Holdings Corp.	1,158,093	31,280,092
*	Unico American Corp.	146,700	1,867,491
*	United America Indemnity, Ltd.	258,776	6,112,289
*	United Capital Corp.	84,312	2,626,319
	United Community Financial Corp.	932,183	10,058,255
#	United Fire & Casualty Co.	571,321	19,796,273
*	Universal American Financial Corp.	71,843	1,378,667
* #	Vesta Insurance Group, Inc.	225,600	587
	Wainwright Bank & Trust Co.	7,023	90,597
	Washington Savings Bank, FSB	2,300	20,125
	Wayne Savings Bancshares, Inc.	2,601	35,530
	Wesbanco, Inc.	692,392	21,408,761
	Willow Financial Bancorp, Inc.	458,138	5,790,864
	Wilshire Enterprises, Inc.	104,603	512,555
	Wintrust Financial Corp.	4,710	215,906
	WVS Financial Corp.	2,200	36,608
* #	ZipRealty, Inc.	54,400	402,016
Total Financials			1,911,956,200

Health Care — (4.2%)
*	Accelrys, Inc.	733,105	4,662,548
* #	Acusphere, Inc.	100	271
*	Albany Molecular Research, Inc.	1,144,156	10,823,716
*	Allied Healthcare International, Inc.	760,265	2,288,398
*	Allied Healthcare Products, Inc.	133,470	788,808
#	Alpharma, Inc. Class A	1,590,800	41,933,488
*	American Dental Partners, Inc.	122,800	2,486,700
	American Shared Hospital Services	49,587	307,439
*	AMICAS, Inc.	803,979	2,299,380
	Analogic Corp.	237,107	13,266,137
*	AngioDynamics, Inc.	178,087	4,274,088
*	Applera Corp. - Celera Genomics Group	37,100	516,061
*	Aradigm Corp.	580	812

12

*	Arqule, Inc.	502,385	$3,325,789
	Atrion Corp.	15,399	1,462,905
* #	ATS Medical, Inc.	230,194	529,446
*	Avigen, Inc.	595,074	4,135,764
*	Bioanalytical Systems, Inc.	32,000	214,080
*	BioScrip, Inc.	1,158,415	3,660,591
*	Bradley Pharmaceuticals, Inc.	455,600	8,829,528
*	Bruker BioSciences Corp.	145,624	1,312,072
*	Caliper Life Sciences, Inc.	874,079	5,095,881
	Cambrex Corp.	318,283	7,339,606
*	Cantel Medical Corp.	446,800	6,876,252
*	Capital Senior Living Corp.	755,499	8,144,279
*	Cardiac Science Corp.	151,674	1,293,779
*	Cardiotech International, Inc.	40,991	63,126
*	Conmed Corp.	922,814	25,248,191
*	Corautus Genetics, Inc.	642	276
*	Criticare Systems, Inc.	86,900	288,508
*	Cross Country Healthcare, Inc.	1,088,032	20,727,010
*	CuraGen Corp.	1,250,136	5,363,083
* #	Curative Health Services, Inc.	447,518	0
*	Curis, Inc.	20	28
* #	CytRx Corp.	86	360
	Datascope Corp.	62,167	2,225,579
*	Del Global Technologies Corp.	136,834	205,251
*	Dyax Corp.	210,082	806,715
* #	Emisphere Technologies, Inc.	74,132	372,143
*	Endologix, Inc.	76,280	320,376
* #	Enzon Pharmaceuticals, Inc.	53,000	438,840
* #	Epicept Corp.	36,299	58,804
*	E-Z-EM, Inc.	5,373	95,048
*	Gene Logic, Inc.	1,061,148	1,910,066
*	Genesis HealthCare Corp.	632,925	39,905,921
* #	Genitope Corp.	17,844	62,276
*	Gentiva Health Services, Inc.	682,044	13,463,549
* #	Greatbatch, Inc.	625,400	16,235,384
* #	GTC Biotherapeutics, Inc.	373,369	377,103
*	Hanger Orthopedic Group, Inc.	721,400	8,418,738
*	Harvard Bioscience, Inc.	520,349	2,638,169
*	HealthTronics, Inc.	747,632	4,612,889
*	HMS Holdings Corp.	264	5,227
*	Hooper Holmes, Inc.	2,079,200	8,004,920
*	ImmunoGen, Inc.	282,538	1,359,008
*	Incyte Corp.	320,278	2,052,982
*	Infinity Pharmaceuticals, Inc.	183,403	2,409,915
*	Innovative Clinical Solutions, Ltd.	4,226	13
* #	Insmed, Inc.	36,825	52,291
*	IntegraMed America, Inc.	187,802	2,863,980
#	Invacare Corp.	150,100	2,788,858
* #	I-Trax, Inc.	300,900	1,203,600
	Kewaunee Scientific Corp.	34,300	351,918
*	Kindred Healthcare, Inc.	1,276,881	42,034,923
*	La Jolla Pharmaceutical Co.	3,800	11,704
*	Langer, Inc.	60,109	306,556
*	Lipid Sciences, Inc.	83,402	113,427
* #	Martek Biosciences Corp.	47,564	1,075,898

13

*	Maxygen, Inc.	554,957	$6,121,176
*	MedCath Corp.	594,991	17,266,639
*	Medical Staffing Network Holdings, Inc.	458,255	2,919,084
*	MEDTOX Scientific, Inc.	270,735	3,576,409
*	Microtek Medical Holdings, Inc.	1,091,193	5,161,343
*	Monogram Biosciences, Inc.	773,115	1,530,768
* #	Nanogen, Inc.	389,956	553,738
*	National Dentex Corp.	9,014	153,238
	National Home Health Care Corp.	52,733	617,503
* #	Neose Technologies, Inc.	19,526	41,786
*	Neurocrine Biosciences, Inc.	71,892	906,558
*	Neurogen Corp.	125,597	787,493
*	New Brunswick Scientific Co., Inc.	98,671	876,198
*	North American Scientific, Inc.	135,561	142,339
*	Novoste Corp.	2,900	8,265
* #	OCA, Inc.	573,971	5,740
* #	Occulogix, Inc.	57,000	95,760
*	Orchid Cellmark, Inc.	243,650	998,965
*	Orthologic Corp.	370,815	589,596
*	Oscient Pharmaceuticals Corp.	3,036	15,757
*	Osteotech, Inc.	462,791	3,531,095
*	PDI, Inc.	456,041	4,606,014
*	Pediatric Services of America, Inc.	246,000	3,198,000
*	Pharmacopia Drug Discovery, Inc.	145,725	680,536
* #	Pharmacyclics, Inc.	9,648	29,716
*	Pharmanet Development Group, Inc.	663,055	13,473,278
*	Prospect Medical Holdings, Inc.	7,300	37,887
*	RadNet, Inc.	125,946	755,676
*	RehabCare Group, Inc.	118,400	1,799,680
*	Res-Care, Inc.	505,979	9,016,546
*	Rotech Healthcare, Inc.	5,400	15,282
*	Rural/Metro Corp.	132,500	1,003,025
*	Sequenom, Inc.	209,983	879,829
*	Sonic Innovations, Inc.	199,966	1,427,757
	Span-American Medical System, Inc.	32,144	511,090
* #	Spectrum Pharmaceuticals, Inc.	39,044	233,093
*	SRI/Surgical Express, Inc.	88,310	447,732
*	Strategic Diagnostics, Inc.	9,450	40,918
*	SunLink Health Systems, Inc.	64,300	448,814
* #	Sunrise Senior Living, Inc.	498,075	19,519,559
*	Symbion, Inc.	98,695	2,060,752
*	Synovis Life Technologies, Inc.	286,235	3,566,488
*	Theragenics Corp.	1,084,300	5,215,483
*	Third Wave Technologies, Inc.	4,476	23,544
*	Threshold Pharmaceuticals, Inc.	47,100	71,592
*	Titan Pharmaceuticals, Inc.	297,898	759,640
* #	Trestle Holdings, Inc.	3,267	490
*	Tripos, Inc.	8,500	5,100
*	United American Healthcare Corp.	15,300	88,893
*	Urologix, Inc.	55,648	178,630
*	Vical, Inc.	263,172	1,373,758
*	Zoll Medical Corp.	446,250	12,410,212
Total Health Care			474,118,935

14

Industrials — (15.8%)
* #	AAR Corp.	297,616	$8,663,602
*	Ablest, Inc.	18,260	134,211
*	Accuride Corp.	128,900	1,727,260
	Aceto Corp.	713,587	5,958,451
* #	Active Power, Inc.	976,749	2,031,638
*	AirNet Systems, Inc.	308,100	1,001,325
	Alamo Group, Inc.	242,311	5,834,849
* #	Alaska Air Group, Inc.	1,267,400	51,963,400
* #	Allied Defense Group, Inc.	153,323	1,849,075
*	Amerco, Inc.	14,519	944,025
	Ameron International Corp.	272,259	20,114,495
*	Amistar Corp.	41,700	45,036
	Ampco-Pittsburgh Corp.	255,950	6,488,332
	Angelica Corp.	268,600	7,383,814
	Applied Industrial Technologies, Inc.	1,570,050	37,665,499
	Applied Signal Technologies, Inc.	13,820	222,778
	Arkansas Best Corp.	209,941	8,286,371
*	Arotech Corp.	52,168	172,676
*	Avalon Holding Corp. Class A	61,312	469,037
*	Axsys Technologies, Inc.	259,892	4,412,966
*	AZZ, Inc.	135,726	5,496,903
*	Baldwin Technology Co., Inc. Class A	216,500	1,091,160
	Belden CDT, Inc.	1,028,527	47,692,797
	Bowne & Co., Inc.	1,158,636	17,993,617
*	Breeze-Eastern Corp.	82,700	843,540
#	Briggs & Stratton Corp.	251,600	7,356,784
*	Butler International, Inc.	80,000	148,000
#	C&D Technologies, Inc.	795,600	4,431,492
*	Cannon Express, Inc.	900	0
* #	Capstone Turbine Corp.	48,250	42,460
*	Catalytica Energy Systems, Inc.	233,600	425,152
*	CBIZ, Inc.	1,443,567	9,845,127
	CDI Corp.	53,400	1,423,644
	Central Parking Corp.	1,260,237	27,964,659
	Champion Industries, Inc.	238,976	1,935,706
*	Channell Commercial Corp.	16,778	58,220
	Chase Corp.	500	14,775
	Chicago Rivet & Machine Co.	10,900	241,980
	CIRCOR International, Inc.	539,023	18,574,733
*	Comforce Corp.	57,100	131,901
	Comfort Systems USA, Inc.	1,066,800	14,519,148
*	Commercial Vehicle Group, Inc.	339,781	6,588,354
*	Competitive Technologies, Inc.	400	1,080
*	Compudyne Corp.	227,778	1,605,835
	CompX International, Inc.	36,800	600,576
* #	Consolidated Freightways Corp.	14,900	30
* #	Continental Airlines, Inc.	1,748,939	69,257,984
*	Cornell Companies, Inc.	465,548	9,553,045
*	Corrpro Companies, Inc.	87,175	144,711
*	Covenant Transport, Inc. Class A	399,887	4,626,693
*	CPI Aerostructures, Inc.	1,685	11,054
*	Cross (A.T.) Co. Class A	230,695	2,053,186
	Cubic Corp.	111,900	2,361,090
*	Devcon International Corp.	51,500	203,425
* #	Distributed Energy Systems Corp.	598,364	1,813,043

15

*	Dollar Thrifty Automotive Group, Inc.	910,300	$47,271,879
*	Ducommun, Inc.	316,702	8,101,237
	Eastern Co.	29,400	717,360
	Ecology & Environment, Inc. Class A	27,700	328,245
*	Electro Rent Corp.	525,771	7,996,977
* #	EMCOR Group, Inc.	332,738	19,984,244
*	EnerSys	1,370,700	23,507,505
	Ennis, Inc.	392,200	10,118,760
*	EnPro Industries, Inc.	764,544	29,045,027
	Espey Manufacturing & Electronics Corp.	8,176	149,621
* #	Esterline Technologies Corp.	1,004,093	41,087,486
*	ExpressJet Holdings, Inc.	1,820,260	13,160,480
	Federal Signal Corp.	837,315	12,601,591
*	First Aviation Services, Inc.	8,900	29,370
*	Flowserve Corp.	780,758	40,536,955
* #	Frontier Airlines Holdings, Inc.	1,169,414	7,846,768
	Frozen Food Express Industries, Inc.	584,849	4,901,035
* #	FuelCell Energy, Inc.	40	276
	G & K Services, Inc. Class A	746,946	28,077,700
*	Gehl Co.	438,196	11,112,651
*	Global Power Equipment Group, Inc.	372,000	472,440
*	GP Strategies Corp.	359,465	3,220,806
	Hardinge, Inc.	218,234	4,888,442
*	Hawaiian Holdings, Inc.	486,085	2,240,852
* #	Henry Bros. Electronics, Inc.	500	2,525
*	Herley Industries, Inc.	493,878	7,590,913
*	Hudson Technologies, Inc.	48,700	54,544
*	Huttig Building Products, Inc.	267,452	1,639,481
	IKON Office Solutions, Inc.	2,695,000	37,676,100
*	Industrial Distribution Group, Inc.	307,075	3,967,409
*	Innotrac Corp.	103,200	218,784
* #	Integrated Alarm Services Group, Inc.	151,134	584,889
*	Integrated Electrical Services, Inc.	341	7,996
	International Aluminum Corp.	71,593	3,750,041
*	International Shipholding Corp.	83,400	1,484,520
	Interpool, Inc.	778,914	19,005,502
*	Intersections, Inc.	13,385	154,061
*	JPS Industries, Inc.	42,600	151,656
*	Kadant, Inc.	469,660	11,008,830
	Kaman Corp. Class A	684,264	15,608,062
* #	Kansas City Southern	1,898,500	60,827,940
	Kelly Services, Inc. Class A	1,075,970	33,107,597
*	Key Technology, Inc.	33,303	556,826
*	LGL Group, Inc.	10,367	76,716
*	Lydall, Inc.	504,000	7,212,240
*	M&F Worldwide Corp.	576,376	22,334,570
*	Mac-Gray Corp.	330,600	4,555,668
*	Magnetek, Inc.	930,900	4,877,916
*	MAIR Holdings, Inc.	614,108	4,175,934
*	Marten Transport, Ltd.	350,153	5,844,054
* #	MCSi, Inc.	1,500	0
*	Meadow Valley Corp.	1,420	17,296
* #	Medialink Worldwide, Inc.	134,550	788,463
*	Merrimac Industries, Inc.	40,714	367,240
*	Mesa Air Group, Inc.	1,125,546	8,565,405

16

*	MFRI, Inc.	24,818	$462,856
*	Midwest Air Group, Inc.	267,257	3,474,341
* #	Milacron, Inc.	1,131,768	860,144
*	Misonix, Inc.	201,982	1,100,802
* #	Modtech Holdings, Inc.	455,114	1,770,393
*	Moore Handley, Inc.	2,000	13,750
	NACCO Industries, Inc. Class A	116,000	14,897,880
*	Nashua Corp.	123,702	1,105,896
*	National Patent Development Corp.	231,665	573,371
*	National Technical Systems, Inc.	169,425	994,525
*	North America Galvanizing & Coatings, Inc.	1,340	6,392
*	Orbital Sciences Corp.	715,600	14,161,724
*	P.A.M. Transportation Services, Inc.	34,287	785,172
*	Park-Ohio Holdings Corp.	9,613	175,341
*	Patrick Industries, Inc.	109,764	1,260,640
*	PHH Corp.	1,926,210	54,492,481
*	Powell Industries, Inc.	2,400	72,384
*	PPT Vision, Inc.	21,850	11,034
#	Preformed Line Products Co.	64,600	2,159,578
* #	PRG-Schultz International, Inc.	54,855	556,230
#	Protection One, Inc.	28	504
	Providence & Worcester Railroad Co.	52,480	910,528
* #	Quanta Services, Inc.	3,424,426	79,412,439
*	RCM Technologies, Inc.	242,157	1,644,246
	Regal-Beloit Corp.	1,100,083	49,767,755
*	Republic Airways Holdings, Inc.	1,434,338	28,428,579
*	Riviera Tool Co.	8,100	3,402
	Robbins & Myers, Inc.	352,500	13,807,425
*	Rush Enterprises, Inc. Class A	595,489	11,058,231
*	Rush Enterprises, Inc. Class B	103,800	1,843,488
*	Saia, Inc.	504,332	13,738,004
	Schawk, Inc.	3,500	61,425
* #	School Specialty, Inc.	757,650	28,267,922
*	Secom General Corp.	11,400	12,540
*	Sequa Corp. Class A	92,400	11,328,240
*	Sequa Corp. Class B	28,500	3,497,235
	Servidyne, Inc.	18,881	89,496
*	Servotronics, Inc.	4,600	40,664
* #	Shaw Group, Inc.	1,753,798	53,981,902
*	SIFCO Industries, Inc.	81,505	680,567
	Skywest, Inc.	802,326	20,499,429
	Smith (A.O.) Corp.	651,950	25,210,907
*	Smithway Motor Xpress Corp. Class A	72,600	675,906
*	SPACEHAB, Inc.	117,147	79,660
*	Sparton Corp.	146,436	1,177,345
*	Spherion Corp.	2,085,689	18,500,061
	Standex International Corp.	60,537	1,704,722
	Starrett (L.S.) Co. Class A	63,600	1,151,160
*	Strategic Distribution, Inc.	66,059	661,581
	Supreme Industries, Inc.	135,510	864,554
	Synagro Techonologies, Inc.	1,187,538	6,780,842
	Sypris Solutions, Inc.	545,111	3,319,726
	TAL International Group, Inc.	77,800	1,864,866
	TB Wood’s Corp.	66,932	1,646,527
*	TeamStaff, Inc.	84,700	97,405

17

	Technology Research Corp.	89,491	$447,455
*	Tecumseh Products Co. Class A	455,670	7,755,503
*	Tecumseh Products Co. Class B	15,400	260,260
#	Titan International, Inc.	775	18,941
	Todd Shipyards Corp.	80,750	1,617,423
*	Trailer Bridge, Inc.	109,500	925,275
* #	TRC Companies, Inc.	275,000	2,783,000
	Tredegar Industries, Inc.	1,344,486	29,995,483
#	Trinity Industries, Inc.	1,825,525	76,398,221
	Triumph Group, Inc.	548,417	29,400,635
* #	TRM Corp.	208,260	610,202
*	Tufco Technologies, Inc.	9,200	69,920
*	U.S. Xpress Enterprises, Inc. Class A	160,990	3,105,497
*	United Rentals, Inc.	1,683,301	48,108,743
*	URS Corp.	310,586	12,911,060
*	USA Truck, Inc.	228,604	3,710,243
* #	Valence Technology, Inc.	4,800	8,304
*	Valpey Fisher Corp.	10,689	40,404
	Viad Corp.	220,300	8,212,784
* #	Volt Information Sciences, Inc.	475,100	16,243,669
	Wabash National Corp.	147,100	2,369,781
	Walter Industries, Inc.	732,500	18,261,225
	Waste Industries USA, Inc.	187,293	4,751,623
	Werner Enterprises, Inc.	2,511,310	48,418,057
*	Westaff, Inc.	232,411	1,273,612
* #	Western Power & Equipment Corp.	4,091	2,966
*	Willis Lease Finance Corp.	143,904	1,510,992
* #	Wolverine Tube, Inc.	487,800	1,112,184
*	Xanser Corp.	255,500	1,366,925
Total Industrials			1,801,466,233

Information Technology — (13.8%)
*	3Com Corp.	435,867	1,686,805
*	Acorn Factor, Inc.	90,000	378,450
*	Actel Corp.	872,019	14,597,598
*	ActivIdentity Corp.	1,504,926	7,840,664
*	Adaptec, Inc.	3,193,914	11,657,786
*	Aehr Test Systems	59,392	351,007
*	Aeroflex, Inc.	525,055	6,001,379
*	Aetrium, Inc.	75,348	287,076
*	Agile Software Corp.	1,877,301	12,033,499
	Agilysys, Inc.	931,534	19,562,214
*	Allen Organ Co. Escrow	4,900	79,821
*	Alliance Semiconductor Corp.	578,001	2,531,644
*	Allied Motion Technologies, Inc.	44,700	268,200
	American Software, Inc. Class A	18,851	138,555
*	American Technical Ceramics Corp.	91,555	1,276,277
*	Amtech Systems, Inc.	1,496	10,532
*	Analex Corp.	50,900	185,785
*	Analysts International Corp.	555,681	950,215
*	Analytical Surveys, Inc.	830	423
*	Anaren, Inc.	509,548	8,494,165
*	Andrew Corp.	514,368	5,462,588
*	Answerthink, Inc.	119,247	385,168
*	APA Enterprises, Inc.	155,000	203,050

18

*	Applied Innovation, Inc.	158,541	$529,527
*	Applied Micro Circuits Corp.	10,108,474	39,119,794
*	Ariba, Inc.	522,548	4,864,922
*	Art Technology Group, Inc.	100,195	217,423
*	Aspen Technology, Inc.	338,027	4,056,324
*	Astea International, Inc.	12,900	81,399
	Astro-Med, Inc.	50,211	543,785
* #	Atari, Inc.	856	4,374
*	Atmel Corp.	11,988	66,414
*	Authentidate Holding Corp.	52,994	84,790
*	Autobytel, Inc.	1,351,435	5,270,597
* #	Avanex Corp.	353,837	661,675
*	Avici Systems, Inc.	211,373	1,853,741
*	Aware, Inc.	544,134	2,987,296
*	Axcelis Technologies, Inc.	3,290,356	23,953,792
*	AXT, Inc.	655,738	3,219,674
* #	BearingPoint, Inc.	1,505,300	12,042,400
	Bel Fuse, Inc. Class B	15,152	481,682
*	Bell Industries, Inc.	159,363	749,006
*	Bell Microproducts, Inc.	973,070	6,665,530
* #	Benchmark Electronics, Inc.	1,613,945	34,667,539
*	BISYS Group, Inc.	706,119	9,278,404
#	Black Box Corp.	649,333	24,596,734
*	Blonder Tongue Laboratories, Inc.	22,200	42,402
	Bogen Communications International, Inc.	44,100	304,290
* #	Bookham, Inc.	672,700	1,762,474
* #	Borland Software Corp.	2,269,560	11,779,016
*	Brocade Communications Systems, Inc.	1,962,486	17,681,999
*	Brooks Automation, Inc.	2,513,785	39,039,081
*	CalAmp Corp.	790,734	7,029,625
*	California Micro Devices Corp.	33,250	170,240
*	CallWave, Inc.	195,539	569,018
*	Captaris, Inc.	576,029	3,577,140
*	Carrier Access Corp.	423,631	2,096,973
*	Catalyst Semiconductor, Inc.	332,457	1,110,406
*	Catapult Communications Corp.	159,944	1,623,432
* #	CellStar Corp.	395,169	1,047,198
*	Centillium Communications, Inc.	101,429	196,772
*	CEVA, Inc.	324,607	2,346,909
*	Checkpoint Systems, Inc.	45,800	895,848
*	Ciber, Inc.	1,974,100	13,877,923
* #	Ciena Corp.	12,188	383,556
*	Ciprico, Inc.	115,200	851,328
*	Clarus Corp.	385,300	3,024,605
*	Coherent, Inc.	1,136,108	34,151,406
	Cohu, Inc.	435,788	8,123,088
* #	Commerce One, Inc.	55,600	0
	Communications Systems, Inc.	22,350	238,028
*	Computer Horizons Corp.	868,032	4,053,709
*	Computer Task Group, Inc.	223,300	1,045,044
*	Conexant Systems, Inc.	377,556	751,336
*	Cosine Communications, Inc.	309,226	1,082,291
*	Credence Systems Corp.	2,359,263	10,711,054
*	Crossroads Systems, Inc.	16,900	21,632
*	CSP, Inc.	24,328	218,952

19

	CTS Corp.	1,275,200	$17,278,960
*	Cyberoptics Corp.	99,290	1,360,273
*	Data I/O Corp.	85,100	319,125
	Dataram Corp.	32,686	147,087
*	Delphax Technologies, Inc.	75,025	95,282
*	Digi International, Inc.	679,084	9,079,353
*	Digimarc Corp.	465,122	5,051,225
* #	Digital Angel Corp.	344,750	858,428
*	Ditech Networks, Inc.	905,577	7,018,222
*	Dot Hill Systems Corp.	1,343,271	4,661,150
*	Dynamics Research Corp.	12	121
*	EasyLink Services Corp.	128	593
* #	Echelon Corp.	251,906	2,390,588
*	Edgewater Technology, Inc.	309,870	2,410,789
*	EFJ, Inc.	52,701	333,070
*	Electro Scientific Industries, Inc.	931,512	20,046,138
* #	Electroglas, Inc.	478,233	1,142,977
*	EMS Technologies, Inc.	416,728	8,347,062
*	En Pointe Technologies, Inc.	38,900	136,928
*	Endwave Corp.	70,911	891,351
*	Entegris, Inc.	3,351,948	37,340,701
*	EPIQ Systems, Inc.	223,615	3,964,694
*	ePlus, Inc.	254,132	2,729,378
*	eSpeed, Inc.	69,992	595,632
*	ESS Technology, Inc.	757,609	954,587
*	Evans & Sutherland Computer Corp.	181,900	545,700
*	Exar Corp.	1,454,122	19,557,941
*	Forgent Networks, Inc.	356,664	452,963
	Frequency Electronics, Inc.	181,914	2,046,533
*	FSI International, Inc.	890,362	4,558,653
*	Gateway, Inc.	1,088,500	2,253,195
* #	Genesis Microchip, Inc.	519,002	4,126,066
*	Gerber Scientific, Inc.	445,511	4,695,686
*	Giga-Tronics, Inc.	28,400	56,800
*	Glenayre Technologies, Inc.	1,242,132	3,254,386
*	Globix Corp.	595,500	2,798,850
*	Glowpoint, Inc.	3,150	2,205
*	Greenfield Online, Inc.	52,520	783,073
*	GSE Systems, Inc.	72,893	523,372
*	GTSI Corp.	305,730	3,115,389
*	Halifax Corp.	23,600	64,900
*	HEI, Inc.	800	1,024
*	hi/fn, Inc.	417,697	2,284,803
*	Hutchinson Technology, Inc.	876,426	19,824,756
*	Hypercom Corp.	1,136,500	6,443,955
* #	Ibis Technology Corp.	61,840	84,721
*	iGATE Capital Corp.	525,329	3,556,477
*	I-many, Inc.	391,100	731,357
	Imation Corp.	1,252,200	52,104,042
*	InFocus Corp.	1,407,587	3,842,713
*	Inforte Corp.	373,403	1,314,379
*	InfoSpace, Inc.	1,128,890	25,738,692
*	Innovex, Inc.	433,339	823,344
*	Insight Enterprises, Inc.	1,740,470	33,625,880
*	InsWeb Corp.	22,766	77,177

20

*	Integrated Silicon Solution, Inc.	1,249,729	$7,535,866
*	Intelligent Systems Corp.	51,575	192,375
*	Intelligroup, Inc.	70,900	92,879
*	Internet Capital Group, Inc.	1,269,926	14,527,953
*	Internet Commerce Corp.	49,200	123,000
*	Interwoven, Inc.	1,440,360	21,922,279
*	Intest Corp.	23,332	96,594
*	IntriCon Corp.	75,700	439,060
* #	Intrusion, Inc.	23,200	10,440
*	Iomega Corp.	1,677,700	5,670,626
* #	IPIX Corp.	7,400	148
*	IXYS Corp.	100,080	1,035,828
*	Jaco Electronics, Inc.	118,980	449,744
*	JDA Software Group, Inc.	1,008,978	14,993,413
*	Keane, Inc.	884,500	12,135,340
* #	Kemet Corp.	2,990,584	23,326,555
*	Key Tronic Corp.	246,743	1,006,711
*	Keynote Systems, Inc.	332,850	4,363,664
* #	L-1 Identity Solutions, Inc.	524,864	8,340,089
*	Lantronix, Inc.	136,416	212,809
*	Lattice Semiconductor Corp.	3,671,538	22,616,674
* #	Lawson Software, Inc.	238,010	1,885,039
* #	LeCroy Corp.	383,668	3,487,542
* #	LightPath Technologies, Inc.	30,800	159,236
*	Logic Devices, Inc.	91,300	189,904
*	LogicVision, Inc.	154,600	154,600
*	LookSmart, Ltd.	155,708	674,216
*	Management Network Group, Inc.	287,450	549,030
*	Mapinfo Corp.	253,707	3,551,898
#	Maximus, Inc.	371,800	11,206,052
* #	MDI, Inc.	184,500	149,445
*	MedQuist, Inc.	463,973	5,103,703
*	Mercury Computer Systems, Inc.	39,872	507,172
*	Merix Corp.	681,678	6,114,652
	Methode Electronics, Inc.	1,016,744	10,991,003
*	Microtune, Inc.	99,284	439,828
*	MKS Instruments, Inc.	1,887,264	45,520,808
*	Moldflow Corp.	11,835	168,057
*	MPS Group, Inc.	3,608,200	51,669,424
* #	MRV Communications, Inc.	693,300	2,613,741
*	MSC.Software Corp.	820,312	11,033,196
* #	MTI Technology Corp.	300	270
*	MTM Technologies, Inc.	6,100	8,296
*	Nanometrics, Inc.	423,264	3,233,737
*	Napster, Inc.	20,400	79,356
*	NeoMagic Corp.	19,841	73,213
* #	Neoware Systems, Inc.	169,079	1,991,751
*	NetManage, Inc.	82,416	428,563
*	NetRatings, Inc.	350,556	7,267,026
*	NetScout Systems, Inc.	274,805	2,371,567
*	Network Engines, Inc.	18,200	38,038
*	Network Equipment Technologies, Inc.	770,084	6,091,364
*	Newport Corp.	1,401,969	25,039,166
*	NMS Communications Corp.	190,600	356,422
*	Nu Horizons Electronics Corp.	569,917	5,630,780

21

* #	NYFIX, Inc.	481,227	$3,007,669
	O.I. Corp.	53,900	559,752
*	Omtool, Ltd.	52,514	153,866
* #	Openwave Systems, Inc.	752,815	6,142,970
*	Oplink Communications, Inc.	107,879	1,778,925
*	OPTi, Inc.	165,800	1,094,280
*	Optical Cable Corp.	109,302	574,929
*	Optical Communication Products, Inc.	325,548	459,023
* #	OSI Systems, Inc.	577,323	14,433,075
*	Overland Storage, Inc.	366,705	1,503,491
* #	Palm, Inc.	116,340	1,925,427
*	PAR Technology Corp.	17,100	155,097
*	Paxar Corp.	1,268,450	29,212,404
* #	PC Connection, Inc.	722,024	11,898,956
*	PC-Tel, Inc.	647,760	6,736,704
	Pegasystems, Inc.	572,020	5,056,657
*	Perceptron, Inc.	272,866	2,483,081
*	Performance Technologies, Inc.	235,178	1,211,167
*	Pericom Semiconductor Corp.	890,588	9,012,751
*	Pervasive Software, Inc.	506,928	2,047,989
*	Phoenix Technologies, Ltd.	369,768	2,299,957
*	Photon Dynamics, Inc.	102,210	1,206,078
*	Photronics, Inc.	1,504,116	23,193,469
*	Planar Systems, Inc.	498,455	4,456,188
*	PLATO Learning, Inc.	540,878	2,758,478
* #	Powerwave Technologies, Inc.	983,861	5,234,141
	Printronix, Inc.	141,250	1,847,550
*	Qualstar Corp.	1,736	5,625
*	Quantum Corp.	1,526,900	3,771,443
*	QuickLogic Corp.	410,017	1,082,445
*	Quovadx, Inc.	688,945	1,811,925
*	RadiSys Corp.	117,283	1,843,689
* #	RealNetworks, Inc.	454,843	3,711,519
	REMEC, Inc.	494,523	761,565
	Richardson Electronics, Ltd.	478,788	4,409,637
*	Rudolph Technologies, Inc.	926,444	15,101,037
*	S1 Corp.	2,275,074	11,784,883
*	Safeguard Scientifics, Inc.	1,086,000	3,073,380
*	SafeNet, Inc.	939,663	25,793,749
* #	SatCon Technology Corp.	94,800	141,252
*	SCM Microsystems, Inc.	367,101	1,475,746
*	Seachange International, Inc.	952,372	9,714,194
*	Secure Computing Corp.	282,030	2,419,817
*	Selectica, Inc.	916,002	1,777,044
*	SI International, Inc.	5,827	163,273
*	Sigmatel, Inc.	426,035	1,512,424
*	Sigmatron International, Inc.	16,600	164,174
*	Silicon Storage Technology, Inc.	3,426,616	18,161,065
* #	SimpleTech, Inc.	33,851	291,796
*	Sipex Corp.	494,753	2,473,765
*	Sirenza Microdevices, Inc.	68,072	527,558
* #	Skyworks Solutions, Inc.	5,672,422	37,437,985
*	Sonic Foundry, Inc.	22,400	85,792
*	SonicWALL, Inc.	1,723,254	15,026,775
*	Spectrum Control, Inc.	237,191	2,514,225

22

*	Standard Microsystems Corp.	359,177	$10,261,687
	StarTek, Inc.	18,800	192,324
*	SteelCloud, Inc.	5,800	6,264
*	Stratos International, Inc.	406,507	3,028,477
*	SumTotal Systems, Inc.	1,297	11,297
*	Sunrise Telecom, Inc.	188,500	456,170
*	Suntron Corp.	91,075	111,112
*	SupportSoft, Inc.	632,581	3,751,205
*	Sycamore Networks, Inc.	4,388,573	16,808,235
*	Symmetricom, Inc.	588,679	4,980,224
*	SYNNEX Corp.	836,300	15,806,070
	Taitron Components, Inc.	6,400	17,216
*	Technical Communications Corp.	6,200	18,724
	Technitrol, Inc.	253,522	5,574,949
*	Technology Solutions Co.	65,147	515,313
*	TechTeam Global, Inc.	251,204	3,027,008
*	TeleCommunication Systems, Inc.	99,400	362,810
*	Telular Corp.	119,844	419,454
*	Terayon Communication Systems, Inc.	118,300	267,358
*	ThinkEngine Networks, Inc.	12,500	36,250
*	TIBCO Software, Inc.	196,229	1,775,872
*	Tier Technologies, Inc. Class B	602,698	4,752,274
*	TII Network Technologies, Inc.	96,800	236,192
*	Tollgrade Communications, Inc.	447,090	5,360,609
*	Track Data Corp.	83,672	308,750
*	Transcat, Inc.	59,100	306,729
	Trans-Lux Corp.	2,746	22,380
*	Trimble Navigation, Ltd.	84,634	2,239,439
*	Triquint Semiconductor, Inc.	4,108,508	20,542,540
	TSR, Inc.	7,400	31,524
*	TTM Technologies, Inc.	28,482	322,986
*	Tumbleweed Communications Corp.	36,600	127,734
* #	Tut Systems, Inc.	20,689	23,585
*	Ulticom, Inc.	215,919	1,878,495
* #	UTStarcom, Inc.	342,117	3,161,161
*	Verilink Corp.	118,178	591
* #	Verso Technologies, Inc.	949	968
*	Vicon Industries, Inc.	101,550	804,276
*	Viewpoint Corp.	1,400	896
*	Vignette Corp.	1,050,019	18,732,339
*	Vitech America, Inc.	470	0
* #	Vitesse Semiconductor, Inc.	10,800	10,368
* #	Vyyo, Inc.	52,514	225,810
*	Web.com, Inc.	498,152	2,590,390
*	Westell Technologies, Inc.	976	2,274
*	White Electronics Designs Corp.	779,984	5,264,892
*	Winland Electronics, Inc.	38,000	159,220
*	Wireless Telecom Group, Inc.	156,200	376,442
*	Zhone Technologies, Inc.	688,376	798,516
*	ZILOG, Inc.	7,584	32,232
*	Zones, Inc.	170,200	1,632,218
*	Zoran Corp.	1,120,065	18,447,471
*	Zygo Corp.	255,309	4,082,391
Total Information Technology			1,581,884,953

23

Materials — (7.2%)
*	AK Steel Holding Corp.	7,066	$163,437
*	American Pacific Corp.	122,584	1,265,067
	Arch Chemicals, Inc.	394,764	12,127,150
* #	Atlantis Plastics, Inc.	46,500	142,058
	Bairnco Corp.	120,300	1,628,862
#	Bowater, Inc.	633,300	15,313,194
*	Buckeye Technologies, Inc.	1,305,077	16,600,579
* #	Calgon Carbon Corp.	1,257,300	8,549,640
*	Caraustar Industries, Inc.	935,728	7,364,179
	Castle (A.M.) & Co.	28,600	823,680
	Chaparral Steel Co.	1,128,724	56,244,317
	Chesapeake Corp.	683,906	10,552,670
* #	Coeur d’Alene Mines Corp.	199,724	902,752
*	Continental Materials Corp.	6,700	183,245
*	Core Molding Technologies, Inc.	32,337	245,761
	CPAC, Inc.	123,580	1,054,137
*	Detrex Corp.	12,700	126,048
	Ferro Corp.	738,618	15,658,702
	Friedman Industries, Inc.	149,227	1,250,522
	Gibraltar Industries, Inc.	900,810	20,943,833
	Glatfelter (P.H.) Co.	1,487,100	25,236,087
*	Graphic Packaging Corp.	3,322,700	15,948,960
	H.B. Fuller Co.	966,333	24,129,335
* #	Headwaters, Inc.	1,037,448	24,452,649
*	Impreso, Inc.	6,400	14,144
*	Lesco, Inc.	145,300	2,085,055
*	Material Sciences Corp.	444,567	4,787,987
*	Maxxam, Inc.	103,900	2,950,760
	Metal Management, Inc.	92,442	3,701,378
#	Minerals Technologies, Inc.	686,525	42,489,032
*	Mod-Pac Corp.	22,631	253,015
	Myers Industries, Inc.	814,399	13,869,215
#	NL Industries, Inc.	132,515	1,455,015
	NN, Inc.	598,696	7,082,574
*	Northern Technologies International Corp.	400	3,200
*	Northwest Pipe Co.	235,634	8,619,492
	Olympic Steel, Inc.	299,800	8,826,112
*	OM Group, Inc.	458,600	23,237,262
*	OMNOVA Solutions, Inc.	86,851	528,054
	Penford Corp.	276,096	5,712,426
*	PolyOne Corp.	2,357,397	15,818,134
* #	Pope & Talbot, Inc.	588,000	4,645,200
	Quaker Chemical Corp.	292,850	6,896,618
	Quanex Corp.	71,100	2,779,299
#	Reliance Steel & Aluminum Co.	628,234	28,685,164
*	Rock of Ages Corp.	87,600	446,760
	Rock-Tenn Co. Class A	1,133,923	36,818,480
#	Ryerson, Inc.	868,939	29,891,502
	Schnitzer Steel Industries, Inc. Class A	822,866	30,882,161
	Schulman (A.), Inc.	1,037,091	21,872,249
	Schweitzer-Maudoit International, Inc.	497,600	11,872,736
	Sensient Technologies Corp.	1,486,903	36,414,254
	Spartech Corp.	1,161,100	30,745,928
	Steel Dynamics, Inc.	1,117,570	42,177,092

24

	Steel Technologies, Inc.	437,888	$12,838,876
	Stepan Co.	177,460	4,800,293
*	Stillwater Mining Co.	550,201	7,004,059
*	Synalloy Corp.	75,854	1,862,216
* #	Terra Industries, Inc.	3,162,600	55,187,370
#	Tronox, Inc. Class A	590,100	9,004,926
*	U.S. Concrete, Inc.	729,667	6,377,290
* #	U.S. Energy Corp. Wyoming	25,300	143,198
	Vulcan International Corp.	11,100	671,550
	Wausau Paper Corp.	1,622,899	23,483,349
*	Webco Industries, Inc.	9,290	789,650
	Wellman, Inc.	993,700	3,140,092
*	Williams Industries, Inc.	3,400	7,446
#	Worthington Industries, Inc.	649,300	12,934,056
Total Materials			824,711,533

Other — (0.0%)
*	Big 4 Ranch, Inc.	73,300	0
*	Celebrity, Inc. Escrow Shares	26,325	0
*	ePresence, Inc. Escrow Shares	312,600	9,378
*	ioWorldMedia, Inc.	18,666	3,360
*	Noel Group, Inc.	95,400	763
*	Petrocorp, Inc. Escrow Shares	102,600	6,156
*	StorageNetworks, Inc. Escrow Shares	362,800	9,832
Total Other			29,489

Real Estate Investment Trusts — (0.7%)
	Longview Fibre Co.	2,203,282	54,244,803
#	Potlatch Corp.	671,098	30,333,630
Total Real Estate Investment Trusts			84,578,433

Telecommunication Services — (1.0%)
	Alaska Communications Systems Group, Inc.	114,200	1,670,746
*	Arbinet-thexchange. Inc.	200,500	1,253,125
*	Boston Communications Group, Inc.	531,772	1,217,758
*	Cincinnati Bell, Inc.	122,000	557,540
	CT Communications, Inc.	663,407	15,636,503
	D&E Communications, Inc.	443,558	5,832,788
*	GoAmerica, Inc.	559	4,237
*	IDT Corp.	687,548	9,391,906
*	IDT Corp. Class B	2,197,500	28,699,350
*	LCC International, Inc. Class A	605,415	3,069,454
* #	Level 3 Communications, Inc.	621,414	4,082,690
*	Metro One Telecommunications, Inc.	88,879	182,202
	Price Communications Corp.	1,507,706	30,003,349
*	SunCom Wireless Holdings, Inc.	1,950,400	2,379,488
	SureWest Communications	474,935	11,341,448
*	Wireless Facilities, Inc.	116,128	250,836
*	Xeta Corp.	40,160	121,283
Total Telecommunication Services			115,694,703

Utilities — (0.5%)
#	Black Hills Corp.	3	108
	Connecticut Water Services, Inc.	238,754	5,734,871
	Delta Natural Gas Co., Inc.	26,900	670,348

25

	Empire District Electric Co.	12,300	$295,077
	Energy West, Inc.	2,700	38,313
	Florida Public Utilities Co.	3,400	43,520
*	Maine & Maritimes Corp.	600	10,740
	New Jersey Resources Corp.	310,800	15,350,412
	South Jersey Industries, Inc.	995,182	34,433,297
	Southwest Gas Corp.	1,700	63,104
	Unitil Corp.	15,626	420,339
Total Utilities			57,060,129

TOTAL COMMON STOCKS			9,933,421,322

RIGHTS/WARRANTS — (0.0%)
* #	Angeion Corp. Warrants 10/31/07	315	0
*	CSF Holding, Inc. Litigation Rights	40,500	0
*	Del Global Technologies Corp. Warrants 03/28/08	19,927	1,993
*	Imperial Credit Industries, Inc. Warrants 01/31/08	4,082	0
TOTAL RIGHTS/WARRANTS			1,993

		Face Amount	Value †
BONDS — (0.0%)		(000)
*	Del Global Technologies Corp. Subordinated Promissory Note
	6.000%, 03/28/07	$40	0

TEMPORARY CASH INVESTMENTS — (1.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 03/01/07 (Collateralized by $195,930,000 FHLMC 7.00%, 09/01/36 & FNMA 4.50%, 11/01/19, valued at $152,938,706) to be repurchased at $150,696,722	150,675	150,675,000

TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL — (11.8%)
@	Repurchase Agreement, Deutsche Bank Securities Inc. 5.32%, 03/01/07 (Collateralized by $355,985,162 FHLB Bond 4.875%, 11/18/11; FHLMC 4.750%, 11/03/09; & FNMA, rates ranging from 3.875% to 7.000%, maturities ranging from 02/15/10 to 02/01/37, valued at $234,556,645) to be repurchased at $227,758,551	227,725	227,724,898
@	Repurchase Agreement, Deutsche Bank Securities Inc. 5.34%, 03/01/07 (Collateralized by $1,521,685,011 FHLB Bond 4.875%, 11/18/11; FHLMC 4.750%, 11/03/09; & FNMA, rates ranging from 3.875% to 7.000%, maturities ranging from 02/15/10 to 02/01/37, valued at 1,002,629,799) to be repurchased at $973,571,381	973,427	973,426,989

26

@ Repurchase Agreement, Morgan Stanley 5.32%, 03/01/07 (Collateralized by $144,855,000 FNMA, rates ranging from 4.625% to 5.250%, maturities ranging from 08/03/07 to 12/15/09, valued at $146,463,658) to be repurchased at $140,897,503	$140,877	$140,876,685

TOTAL TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL		1,342,028,572

TOTAL INVESTMENTS - (100.0%) (Cost $9,486,615,045)##		$11,426,126,887

27

THE U.S. SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

February 28, 2007

(Unaudited)

		Shares	Value †

COMMON STOCKS — (83.0%)
Consumer Discretionary — (15.1%)
*	1-800 CONTACTS, Inc.	45,378	$800,014
*	1-800-FLOWERS.COM, Inc.	87,720	641,233
*	4Kids Entertainment, Inc.	42,000	780,780
* #	99 Cents Only Stores	222,600	3,323,418
*	A.C. Moore Arts & Crafts, Inc.	66,100	1,294,238
#	Aaron Rents, Inc.	146,100	3,997,296
	Aaron Rents, Inc. Class A	8,350	199,398
*	Acme Communications, Inc.	46,712	271,397
	Acme United Corp.	10,800	165,780
*	ACR Group, Inc.	40,000	184,000
*	Advanced Marketing Services, Inc.	47,050	4,705
	Advo, Inc.	91,350	3,012,723
*	Aeropostale, Inc.	169,050	6,193,992
*	AFC Enterprises, Inc.	96,812	1,664,198
*	Aftermarket Technology Corp.	69,750	1,561,005
	Aldila, Inc.	15,533	273,536
*	All American Semiconductor, Inc.	10,500	31,080
*	Alloy, Inc.	45,905	537,088
	Ambassadors Group, Inc.	68,576	2,036,707
	Ambassadors International, Inc.	35,710	1,511,961
	American Axle & Manufacturing Holdings, Inc.	171,200	4,199,536
*	American Biltrite, Inc.	3,955	37,177
	American Greetings Corp. Class A	181,800	4,257,756
* #	America’s Car-Mart, Inc.	34,700	398,009
	Ameristar Casinos, Inc.	174,772	5,666,108
*	AMS Health Sciences, Inc.	16,900	12,506
	Applebees International, Inc.	196,476	5,021,927
	Arbitron, Inc.	97,089	4,350,558
	Arctic Cat, Inc.	40,230	747,071
	Ark Restaurants Corp.	8,759	304,375
*	Arlington Hospitality, Inc.	1,000	3
#	ArvinMeritor, Inc.	233,200	4,258,232
	Asbury Automotive Group, Inc.	144,200	3,851,582
*	Ashworth, Inc.	42,018	336,984
* #	Audible, Inc.	52,143	496,923
*	Audiovox Corp. Class A	56,400	851,640
* #	Avatar Holdings, Inc.	12,027	866,666
*	Bakers Footwear Group, Inc.	19,612	243,189
*	Ballantyne of Omaha, Inc.	45,243	248,836
*	Bally Technologies, Inc.	174,960	3,822,876
* #	Bally Total Fitness Holding Corp.	119,800	246,788
	Bandag, Inc.	28,300	1,431,414
	Bandag, Inc. Class A	9,300	470,022
*	Barry (R.G.) Corp.	11,500	102,350

1

	Bassett Furniture Industries, Inc.	31,504	$497,133
	Beasley Broadcast Group, Inc.	23,652	206,955
	Beazer Homes USA, Inc.	85,900	3,389,614
	Bebe Stores, Inc.	134,037	2,463,600
*	Benihana, Inc.	1,000	30,550
*	Benihana, Inc. Class A	14,150	434,971
	Big 5 Sporting Goods Corp.	74,800	1,786,972
* #	Big Dog Holdings, Inc.	8,126	128,960
* #	Big Lots, Inc.	226,600	5,671,798
*	Birks & Mayors, Inc.	1,765	15,197
*	BJ’s Restaurants, Inc.	75,592	1,540,565
	Blair Corp.	12,935	541,976
* #	Blockbuster, Inc. Class A	391,300	2,598,232
*	Blockbuster, Inc. Class B	237,600	1,487,376
*	Bluegreen Corp.	94,665	1,153,020
	Blyth, Inc.	129,500	2,654,750
	Bob Evans Farms, Inc.	120,838	4,369,502
*	Bombay Co., Inc.	95,700	123,453
#	Bon-Ton Stores, Inc.	47,714	2,338,940
	Books-A-Million, Inc.	54,954	877,066
	Borders Group, Inc.	198,176	4,237,003
*	Bright Horizons Family Solutions, Inc.	12,800	513,024
*	Broadview Institute, Inc.	200	370
	Brown Shoe Company, Inc.	94,850	4,865,805
*	Buca, Inc.	62,047	351,186
	Buckle, Inc.	95,400	3,289,392
	Building Materials Holding Corp.	80,442	1,672,389
* #	Cabela’s, Inc.	202,300	5,029,178
*	Cache, Inc.	52,855	1,188,709
	Cadmus Communications Corp.	30,065	742,906
*	California Coastal Communities, Inc.	35,762	703,081
*	California Pizza Kitchen, Inc.	63,012	2,015,124
#	Callaway Golf Co.	241,400	3,645,140
	Canterbury Park Holding Corp.	3,400	46,920
#	Carmike Cinemas, Inc.	41,628	944,123
*	Carriage Services, Inc.	59,400	416,394
* #	Carter’s, Inc.	194,280	4,668,548
*	Casual Male Retail Group, Inc.	129,740	1,621,750
*	Catalina Lighting, Inc.	1,760	13,200
	Catalina Marketing Corp.	149,300	4,673,090
	Cato Corp. Class A	101,750	2,224,255
*	Cavalier Homes, Inc.	54,660	227,932
*	Cavco Industries, Inc.	16,782	553,974
	CBRL Group, Inc.	103,381	4,823,757
*	CD Warehouse, Inc.	3,300	25
*	CEC Entertainment, Inc.	109,577	4,672,363
* #	Champion Enterprises, Inc.	252,300	2,000,739
*	Championship Auto Racing Teams, Inc.	1,697	0
*	Champps Entertainment, Inc.	36,790	218,900
#	Charles and Colvard, Ltd.	56,078	413,295
*	Charlotte Russe Holding, Inc.	83,500	2,437,365
*	Charming Shoppes, Inc.	402,427	5,018,265
* #	Charter Communications, Inc.	1,436,475	4,323,790
	Cherokee, Inc.	30,818	1,349,828
#	Christopher & Banks Corp.	116,013	2,154,361

2

*	Chromcraft Revington, Inc.	6,200	$52,080
	Churchill Downs, Inc.	31,312	1,373,344
	Citadel Broadcasting Co.	354,690	3,610,744
* #	Citi Trends, Inc.	45,054	1,887,312
	CKE Restaurants, Inc.	229,800	4,439,736
	Coachmen Industries, Inc.	41,100	444,702
	Coast Distribution System, Inc.	9,451	78,916
	Cobra Electronics Corp.	7,550	80,483
	Coinmach Service Corp. Class A	96,115	1,067,838
*	Coinstar, Inc.	91,300	2,694,263
	Collectors Universe, Inc.	26,700	368,727
	Collegiate Pacific, Inc.	32,700	286,779
* #	Comstock Homebuilding Companies, Inc.	11,250	67,612
*	Concord Camera Corp.	17,598	80,776
*	Congoleum Corp. Class A	3,500	6,125
* #	Conn’s, Inc.	78,284	1,981,368
	Cooper Tire & Rubber Co.	202,400	2,983,376
*	Corinthian Colleges, Inc.	284,898	3,974,327
* #	Cost Plus, Inc.	68,675	737,569
*	Cost-U-Less, Inc.	2,900	26,912
	Courier Corp.	43,617	1,666,188
*	Cox Radio, Inc.	121,400	1,755,444
	CPI Corp.	21,648	1,082,400
	Craftmade International, Inc.	16,198	267,429
* #	Crown Media Holdings, Inc.	244,634	1,012,785
*	CSK Auto Corp.	144,305	2,495,033
	CSS Industries, Inc.	34,000	1,168,920
*	Culp, Inc.	24,600	162,606
*	Cumulus Media, Inc. Class A	146,780	1,442,847
	Cutter & Buck, Inc.	34,885	453,156
*	Cybex International, Inc.	56,685	316,869
*	Cycle Country Accessories Corp.	15,900	32,277
*	Daily Journal Corp.	200	8,436
	Deb Shops, Inc.	47,220	1,265,024
*	Deckers Outdoor Corp.	41,500	2,705,800
	Decorator Industries, Inc.	2,862	20,177
*	dELiA*s, Inc.	49,457	499,516
	Delta Apparel, Inc.	14,780	257,911
*	Delta Woodside Industries, Inc.	150	1
*	Design Within Reach, Inc.	44,386	243,679
	DeVry, Inc.	205,100	5,668,964
*	DG Fastchannel, Inc.	52,190	784,938
*	Diedrich Coffee, Inc.	3,925	15,661
*	Directed Electronics, Inc.	8,500	74,715
*	Dixie Group, Inc.	35,800	473,992
* #	Dominion Homes, Inc.	22,400	107,520
	Domino’s Pizza, Inc.	186,500	5,755,390
*	Dorman Products, Inc.	31,633	361,249
	Dover Downs Gaming & Entertainment, Inc.	46,215	564,285
	Dover Motorsports, Inc.	50,700	270,231
*	Drew Industries, Inc.	71,296	2,053,325
*	drugstore.com, Inc.	300,879	833,435
	DRYCLEAN USA, Inc.	300	630
* #	DSW, Inc.	51,900	2,078,595
*	Duckwall-ALCO Stores, Inc.	4,953	193,167

3

*	Dura Automotive Systems, Inc.	51,300	$18,468
*	E Com Ventures, Inc.	2,175	57,463
*	Educate, Inc.	91,100	714,224
	Educational Development Corp.	2,155	16,507
*	ELXSI Corp.	1,800	5,625
*	EMAK Worldwide, Inc.	11,146	56,399
*	Emerging Vision, Inc.	19,600	4,116
*	Emerson Radio Corp.	83,722	272,096
#	Emmis Communications Corp. Class A	104,899	862,270
*	Enesco Group, Inc.	34,900	419
*	Enova Systems, Inc.	44	159
	Entercom Communications Corp.	105,200	3,007,668
*	Entravision Communications Corp.	200,517	1,810,669
* #	Escala Group, Inc.	81,570	203,109
	Escalade, Inc.	14,250	135,232
#	Ethan Allen Interiors, Inc.	104,700	3,859,242
*	Everlast Worldwide, Inc.	1,500	28,350
*	Factory Card & Party Outlet Corp.	1,300	10,894
*	Fairchild Corp. Class A	54,352	111,422
*	Famous Dave’s of America, Inc.	33,423	620,999
*	Fedders Corp.	93,410	85,003
	Federal Screw Works	1,562	20,423
*	Federal-Mogul Corp.	57,900	39,951
	Finish Line, Inc. Class A	134,434	1,708,656
*	Finlay Enterprises, Inc.	27,000	232,740
*	Flanigan’s Enterprises, Inc.	5,615	67,380
*	Fleetwood Enterprises, Inc.	211,100	1,956,897
	Flexsteel Industries, Inc.	9,598	144,066
*	Foamex International, Inc.	36,557	194,118
*	Footstar, Inc.	26,700	176,220
*	Fossil, Inc.	215,900	5,812,028
*	Fountain Powerboat Industries, Inc.	9,875	39,006
*	Franklin Covey Co.	61,989	484,134
*	Franklin Electronic Publishers, Inc.	9,100	21,567
	Fred’s, Inc.	125,650	1,718,892
*	Friendly Ice Cream Corp.	7,200	86,400
	Frisch’s Restaurants, Inc.	7,200	204,984
*	Fuel Systems Solutions, Inc.	49,901	1,092,333
#	Furniture Brands International, Inc.	153,400	2,460,536
*	Gaiam, Inc.	5,400	68,850
*	GameTech International, Inc.	40,160	502,000
#	Gaming Partners International Corp.	24,023	453,314
* #	Gander Mountain Co.	64,775	662,648
*	Gemstar-TV Guide International, Inc.	1,321,214	5,350,917
*	Genesco, Inc.	74,200	2,968,000
*	Gentek, Inc.	34,083	1,172,114
*	G-III Apparel Group, Ltd.	57,239	1,190,571
*	Gottschalks, Inc.	44,068	490,036
	Gray Television, Inc.	136,060	1,185,083
	Gray Television, Inc. Class A	6,600	59,664
*	Great Wolf Resorts, Inc.	10,600	141,722
	Group 1 Automotive, Inc.	77,100	3,567,417
*	GSI Commerce, Inc.	145,731	2,787,834
* #	Guitar Center, Inc.	93,800	4,109,378
*	Gymboree Corp.	101,174	3,813,248

4

*	Hampshire Group, Ltd.	8,200	$111,725
*	Hancock Fabrics, Inc.	58,400	188,048
	Handleman Co.	64,905	493,278
*	Harolds Stores, Inc.	1,908	725
*	Harris Interactive, Inc.	194,100	1,100,547
*	Hartmarx Corp.	108,000	713,880
*	Hastings Entertainment, Inc.	23,620	155,656
	Haverty Furniture Co., Inc.	58,400	853,224
	Haverty Furniture Co., Inc. Class A	400	5,804
*	Hawk Corp.	24,700	254,410
*	Hayes Lemmerz International, Inc.	120,110	594,544
*	Hibbett Sporting Goods, Inc.	103,555	3,228,845
*	Hollywood Media Corp.	113,845	506,610
* #	Home Solutions of America, Inc.	150,800	886,704
*	Hot Topic, Inc.	137,000	1,460,420
*	I.C. Isaacs & Co., Inc.	7,200	16,920
*	Iconix Brand Group, Inc.	221,851	4,865,192
	IHOP Corp.	57,100	3,181,612
	ILX Resorts, Inc.	7,863	74,895
*	Image Entertainment, Inc.	66,550	222,277
* #	Infosonics Corp.	43,300	188,355
*	Insignia Systems, Inc.	17,050	57,117
*	Interface, Inc. Class A	169,906	2,687,913
*	International Textile Group, Inc.	118	1,239
*	Interstate Hotels & Resorts, Inc.	96,840	658,512
*	INVESTools, Inc.	144,383	2,302,909
*	ION Media Networks, Inc.	115,000	146,050
* #	iRobot Corp.	73,549	1,023,067
* #	Isle of Capri Casinos, Inc.	110,244	2,960,051
	J. Alexander’s Corp.	10,200	92,310
	Jackson Hewitt Tax Service, Inc.	113,700	3,666,825
*	Jaclyn, Inc.	1,535	19,034
*	Jakks Pacific, Inc.	85,426	2,093,791
*	Jennifer Convertibles, Inc.	11,100	52,392
*	Jo-Ann Stores, Inc.	78,175	1,761,283
*	Johnson Outdoors, Inc.	12,900	235,167
* #	Jos. A. Bank Clothiers, Inc.	57,650	1,776,773
	Journal Communications, Inc. Class A	3,500	46,620
	Journal Register Co.	119,400	847,740
*	K2, Inc.	152,493	1,784,168
	Kellwood Co.	73,676	2,323,004
	Kenneth Cole Productions, Inc. Class A	40,550	1,036,052
*	Keystone Automotive Industries, Inc.	52,199	1,725,177
	Kimball International, Inc. Class B	83,486	1,755,711
*	Kirkland’s, Inc.	51,872	282,184
*	Knology, Inc.	104,700	1,491,975
	Koss Corp.	7,026	153,097
* #	Krispy Kreme Doughnuts, Inc.	200,600	2,040,102
*	KSW, Inc.	18,400	121,992
	K-Swiss, Inc. Class A	83,600	2,356,684
*	LaCrosse Footwear, Inc.	9,563	143,828
*	Lakeland Industries, Inc.	12,408	167,260
* #	Lakes Entertainment, Inc.	73,287	652,987
	Landry’s Restaurants, Inc.	66,700	1,962,314
*	Lazare Kaplan International, Inc.	9,000	90,450

5

#	La-Z-Boy, Inc.	154,700	$2,128,672
#	Lear Corp.	134,600	4,969,432
	Lee Enterprises, Inc.	127,000	4,046,220
*	Lenox Group, Inc.	40,700	213,268
	Levitt Corp. Class A	51,721	674,959
	Libbey, Inc.	45,800	567,920
	Liberty Homes, Inc. Class A	200	1,160
*	LIFE TIME FITNESS, Inc.	98,300	4,698,740
#	Lifetime Brands, Inc.	40,298	779,766
*	Lin TV Corp.	86,400	1,170,720
*	Lincoln Educational Services	24,014	286,007
#	Lithia Motors, Inc. Class A	50,510	1,488,025
*	Live Nation, Inc.	218,126	5,047,436
* #	LKQ Corp.	170,600	3,705,432
*	Lodgenet Entertainment Corp.	59,534	1,521,689
*	Lodgian, Inc.	78,551	1,051,012
*	LOUD Technologies, Inc.	2,380	28,917
*	Luby’s, Inc.	83,500	862,555
	M/I Homes, Inc.	44,500	1,398,635
*	Mace Security International, Inc.	46,700	130,760
*	Magna Entertainment Corp.	20,200	82,618
*	Maidenform Brands, Inc.	73,100	1,338,461
	Marine Products Corp.	120,598	1,119,149
* #	MarineMax, Inc.	59,275	1,351,470
	Martha Stewart Living Omnimedia, Inc.	81,400	1,515,668
	Matthews International Corp. Class A	101,466	4,059,655
*	Max & Erma’s Restaurants, Inc.	2,200	17,820
*	McCormick & Schmick’s Seafood Restaurants, Inc.	45,526	1,145,889
	McRae Industries, Inc. Class A	2,500	29,625
*	Meade Instruments Corp.	52,332	122,457
	Media General, Inc. Class A	60,000	2,462,400
*	Mediacom Communications Corp.	264,741	2,117,928
* #	Meritage Homes Corp.	93,890	3,638,237
*	Midas, Inc.	48,400	1,003,332
*	Mity Enterprises, Inc.	12,657	246,811
	Modine Manufacturing Co.	104,795	2,585,293
	Monaco Coach Corp.	95,250	1,534,477
*	Monarch Casino & Resort, Inc.	60,993	1,587,038
	Monro Muffler Brake, Inc.	45,723	1,662,946
*	Morgan’s Foods, Inc.	800	10,320
*	Mothers Work, Inc.	18,254	631,041
*	Motorcar Parts of America, Inc.	2,400	34,200
	Movado Group, Inc.	66,900	1,974,219
* #	Movie Gallery, Inc.	101,861	494,026
*	Movie Star, Inc.	50,572	150,705
*	MTR Gaming Group, Inc.	87,951	1,151,279
* #	Multimedia Games, Inc.	88,335	932,818
*	Nathan’s Famous, Inc.	18,605	284,284
*	National Lampoon, Inc.	6,800	12,240
	National Presto Industries, Inc.	7,519	475,351
*	National RV Holdings, Inc.	30,000	96,000
*	Nature Vision, Inc.	500	2,105
	Nautilus Group, Inc.	101,700	1,754,325
*	Navarre Corp.	77,360	296,289
* #	Netflix, Inc.	219,082	4,935,917

6

*	Nevada Gold & Casinos, Inc.	37,550	$108,519
	New Frontier Media, Inc.	75,664	686,272
*	Nitches, Inc.	2,592	13,971
*	Nobel Learning Communities, Inc.	12,951	173,802
	Nobility Homes, Inc.	13,993	355,282
	Noble International, Ltd.	45,040	849,905
*	NTN Communications, Inc.	134,393	190,838
	Oakley, Inc.	220,200	4,619,796
*	Odd Job Stores, Inc.	12,700	1,524
#	Orleans Homebuilders, Inc.	58,200	859,032
*	O’Charleys, Inc.	77,062	1,615,990
*	Outdoor Channel Holdings, Inc.	80,100	873,891
* #	Overstock.com, Inc.	54,800	996,812
	Oxford Industries, Inc.	56,900	2,810,291
*	P & F Industries, Inc. Class A	3,000	37,050
* #	P.F. Chang’s China Bistro, Inc.	85,200	3,722,388
*	Pacific Sunwear of California, Inc.	222,220	3,999,960
* #	Palm Harbor Homes, Inc.	66,211	864,054
*	Papa John’s International, Inc.	108,100	3,192,193
*	Payless ShoeSource, Inc.	6,000	185,400
*	PC Mall, Inc.	39,117	481,139
*	Perry Ellis International, Inc.	43,500	1,328,925
*	PetMed Express, Inc.	77,465	979,932
*	Phoenix Footwear Group, Inc.	18,700	99,484
*	Phoenix Gold International, Inc.	600	45
	Pier 1 Imports, Inc.	265,400	1,802,066
*	Pinnacle Entertainment, Inc.	148,800	4,812,192
*	Playboy Enterprises, Inc. Class A	4,700	47,987
* #	Playboy Enterprises, Inc. Class B	90,700	937,838
*	Point.360	12,584	44,044
* #	PokerTek, Inc.	11,900	115,787
*	Pomeroy IT Solutions, Inc.	39,137	287,657
* #	Pre-Paid Legal Services, Inc.	46,450	1,922,101
* #	Priceline.com, Inc.	124,616	6,531,125
*	PRIMEDIA, Inc.	686,738	1,696,243
*	Princeton Review, Inc.	78,274	405,459
* #	Progressive Gaming International Corp.	110,975	893,349
*	Proliance International, Inc.	48,249	209,883
*	ProQuest Co.	82,600	902,818
*	QEP Co., Inc.	2,375	15,390
* #	Quaker Fabric Corp.	42,450	50,091
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	148,096	213,258
* #	Quiksilver, Inc.	354,800	4,945,912
*	Radio One, Inc. Class D	245,849	1,730,777
*	Rare Hospitality International, Inc.	108,755	3,356,179
*	RC2 Corp.	66,991	2,647,484
*	RCN Corp.	119,349	3,264,195
	Reader’s Digest Association, Inc.	289,100	4,906,027
*	Reading International, Inc. Class A	17,549	145,306
*	Reading International, Inc. Class B	1,060	8,824
*	Red Lion Hotels Corp.	49,500	606,375
*	Red Robin Gourmet Burgers, Inc.	51,349	2,027,259
*	RedEnvelope, Inc.	27,948	229,174
*	Regent Communications, Inc.	110,302	325,391

7

*	Rentrak Corp.	33,800	$502,944
*	Restoration Hardware, Inc.	123,581	825,521
*	Retail Ventures, Inc.	150,989	3,072,626
*	Rex Stores Corp.	25,800	429,570
*	Riviera Holdings Corp.	10,800	217,620
*	Rockford Corp.	25,770	71,641
*	Rocky Brands, Inc.	16,900	247,754
*	Rubio’s Restaurants, Inc.	28,695	265,429
	Ruby Tuesday, Inc.	181,700	5,323,810
*	Russ Berrie & Co., Inc.	59,900	839,199
	S&K Famous Brands, Inc.	2,100	26,670
*	Saga Communications, Inc. Class A	50,625	492,581
	Salem Communications Corp.	56,869	680,722
*	Salton, Inc.	45,500	106,470
	Sauer-Danfoss, Inc.	147,900	5,463,426
*	Schieb (Earl), Inc.	2,200	8,250
*	Scholastic Corp.	130,433	4,537,764
* #	Select Comfort Corp.	168,562	3,123,454
* #	Sharper Image Corp.	46,700	484,746
	Shiloh Industries, Inc.	46,766	554,645
*	Shoe Carnival, Inc.	43,379	1,309,612
*	Shoe Pavilion, Inc.	6,100	41,541
* #	Shuffle Master, Inc.	105,330	2,240,369
* #	Silverleaf Resorts, Inc.	16,600	78,518
	Sinclair Broadcast Group, Inc. Class A	151,700	2,167,793
* #	Six Flags, Inc.	262,805	1,626,763
*	Skechers U.S.A., Inc. Class A	84,200	2,940,264
	Skyline Corp.	26,000	890,760
*	Smith & Wesson Holding Corp.	126,800	1,574,856
*	Smith & Wollensky Restaurant Group, Inc.	13,000	117,390
	Sonesta International Hotels Corp. Class A	100	2,514
	Sonic Automotive, Inc.	97,000	2,851,800
*	Sonic Corp.	296,603	6,427,387
* #	Source Interlink Companies, Inc.	155,300	1,119,713
*	Spanish Broadcasting System, Inc.	122,300	551,573
*	SPAR Group, Inc.	2,800	3,052
	Spartan Motors, Inc.	67,117	1,487,984
	Speedway Motorsports, Inc.	65,290	2,439,887
*	Sport Chalet, Inc. Class A	4,625	47,175
*	Sport Chalet, Inc. Class B	1,350	13,702
	Sport-Haley, Inc.	2,900	12,760
	Stage Stores, Inc.	139,480	3,058,796
*	Stamps.com, Inc.	68,523	1,062,792
	Standard Motor Products, Inc.	59,400	913,572
#	Standard Pacific Corp.	70,800	1,807,524
#	Stanley Furniture, Inc.	31,122	669,434
	Star Buffet, Inc.	2,700	22,221
	Stein Mart, Inc.	135,636	1,970,791
*	Steinway Musical Instruments, Inc.	21,200	679,460
	Steven Madden, Ltd.	65,199	1,927,282
	Stewart Enterprises, Inc.	277,399	2,194,226
*	Stoneridge, Inc.	61,959	705,713
*	Strattec Security Corp.	6,037	278,668
	Strayer Education, Inc.	8,100	954,909
	Stride Rite Corp.	109,300	1,765,195

8

*	Sturm Ruger & Co., Inc.	83,400	$876,534
*	Sunterra Corp.	55,617	680,752
	Sun-Times Media Group, Inc. Class A	218,400	871,416
#	Superior Industries International, Inc.	85,200	1,827,540
	Superior Uniform Group, Inc.	8,000	102,720
*	Syms Corp.	28,800	552,960
* #	Syntax-Brillian Corp.	169,787	1,385,462
* #	Systemax, Inc.	112,568	2,988,680
*	Tag-It Pacific, Inc.	40,500	72,090
#	Talbots, Inc.	172,700	4,358,948
	Tandy Brand Accessories, Inc.	14,600	184,544
* #	Tandy Leather Factory, Inc.	33,500	272,020
*	Tarrant Apparel Group	78,937	153,927
#	Technical Olympic USA, Inc.	157,240	1,416,732
* #	Tempur-Pedic International, Inc.	253,600	6,312,104
*	Tenneco Automotive, Inc.	145,700	3,540,510
*	Texas Roadhouse, Inc.	20,100	294,465
*	The Children’s Place Retail Stores, Inc.	91,873	5,003,404
* #	The Dress Barn, Inc.	205,004	4,309,184
*	The Hallwood Group, Inc.	456	45,053
	The Marcus Corp.	69,000	1,519,380
	The Pep Boys - Manny, Moe & Jack	168,400	2,551,260
*	The Rowe Companies	13,200	66
*	The Sports Club Co., Inc.	19,400	31,525
*	The Steak n Shake Co.	90,218	1,550,847
*	TiVo, Inc.	286,626	1,682,495
	Traffix, Inc.	45,951	242,162
*	Trans World Entertainment Corp.	76,000	406,600
	Triarc Companies, Inc. Class A	83,100	1,621,281
#	Triarc Companies, Inc. Class B	99,500	1,793,985
*	Triple Crown Media, Inc.	16,255	139,630
* #	True Religion Apparel, Inc.	68,907	1,170,041
* #	Trump Entertainment Resorts, Inc.	70,759	1,244,651
#	Tuesday Morning Corp.	132,536	2,086,117
#	Tupperware Corp.	193,600	4,532,176
* #	Tween Brands, Inc.	101,700	3,645,945
* #	Tweeter Home Entertainment Group, Inc.	72,700	106,142
*	Ultimate Electronics, Inc.	858	0
*	Unapix Entertainment, Inc.	6,100	31
*	Unifi, Inc.	136,434	369,736
	Unifirst Corp.	45,750	1,908,690
	United Auto Group, Inc.	76,800	1,686,528
*	United Retail Group, Inc.	41,866	579,007
*	Universal Electronics, Inc.	44,853	1,171,560
* #	Universal Technical Institute, Inc.	90,200	2,131,426
* #	Vail Resorts, Inc.	120,800	6,276,768
*	Valassis Communications, Inc.	78,000	1,297,920
	Value Line, Inc.	11,576	515,248
*	ValueVision Media, Inc. Class A	119,361	1,493,206
*	Varsity Group, Inc.	54,737	100,716
* #	VCG Holding Corp.	29,410	298,217
*	Vertrue, Inc.	29,500	1,439,010
*	Virco Manufacturing Corp.	19,713	175,643
*	Visteon Corp.	398,800	3,401,764
*	Warnaco Group, Inc.	147,117	3,842,696

9

*	Waxman Industries, Inc.	600	$5,370
* #	WCI Communities, Inc.	133,900	2,787,798
	Wellco Enterprises, Inc.	1,200	16,572
*	Wells-Gardner Electronics Corp.	29,656	98,161
*	West Marine, Inc.	68,368	1,145,848
*	Western Metals Corp.	5,300	1,590
	Westwood One, Inc.	264,100	1,803,803
*	Wet Seal, Inc. Class A	309,478	1,859,963
	Weyco Group, Inc.	600	15,360
*	Wilsons The Leather Experts, Inc.	113,445	211,008
*	Winmark Corp.	10,267	180,083
#	Winnebago Industries, Inc.	100,500	3,268,260
* #	WisdomTree Investments, Inc.	4,500	36,945
* #	WMS Industries, Inc.	103,300	3,866,519
	Wolverine World Wide, Inc.	177,600	4,928,400
	World Wrestling Entertainment, Inc.	74,400	1,184,448
*	Xanadoo Co.	170	45,475
	Xerium Technologies, Inc.	49,100	501,311
*	Young Broadcasting, Inc. Class A	64,111	243,622
*	Zale Corp.	155,500	4,005,680
* #	Zumiez, Inc.	15,700	533,957
Total Consumer Discretionary			686,879,311

Consumer Staples — (3.1%)
	Alico, Inc.	18,700	889,372
*	Alliance One International, Inc.	314,616	2,645,921
* #	American Italian Pasta Co.	57,100	606,973
#	Andersons, Inc.	58,110	2,445,269
*	Atlantic Premium Brands, Ltd.	1,900	1,320
*	Bactolac Pharmaceutical, Inc.	1	1,625
*	Boston Beer Co., Inc. Class A	31,800	1,042,722
*	Bridgford Foods Corp.	10,900	83,494
*	Cagle’s, Inc. Class A	2,000	15,500
	Calavo Growers, Inc.	31,504	342,764
	Cal-Maine Foods, Inc.	69,600	896,448
* #	Carrington Laboratories, Inc.	32,107	96,000
	Casey’s General Stores, Inc.	166,510	4,164,415
	CCA Industries, Inc.	20,266	243,192
* #	Central European Distribution Corp.	117,840	3,202,891
*	Central Garden & Pet Co.	70,900	989,055
*	Central Garden & Pet Co. Class A	141,800	1,988,036
* #	Chattem, Inc.	61,300	3,271,581
	Chiquita Brands International, Inc.	138,096	2,002,392
	Coca-Cola Bottling Co. Consolidated	5,900	345,327
*	Cuisine Solutions, Inc.	54,122	397,797
*	Darling International, Inc.	266,800	1,467,400
	Delta & Pine Land Co.	107,700	4,409,238
*	Elizabeth Arden, Inc.	94,400	2,056,032
	Farmer Brothers Co.	25,300	538,131
*	Female Health Co.	9,000	18,000
	Flowers Foods, Inc.	182,337	5,358,884
*	Galaxy Nutritional Foods, Inc.	400	272
*	Genesee Corp. Class B	200	396
	Glacier Water Services, Inc.	3,500	140,000
	Golden Enterprises, Inc.	12,150	37,300

10

#	Great Atlantic & Pacific Tea Co., Inc.	137,000	$4,356,600
*	Green Mountain Coffee, Inc.	25,501	1,430,351
*	Griffin Land & Nurseries, Inc. Class A	2,200	82,324
*	Hain Celestial Group, Inc.	124,795	3,620,303
* #	Hines Horticulture, Inc.	22,640	35,998
*	IGI, Inc.	2,100	1,827
#	Imperial Sugar Co. (New)	25,720	793,976
	Ingles Market, Inc. Class A	38,959	1,487,455
*	Integrated Biopharma, Inc.	41,400	241,362
	Inter Parfums, Inc.	65,136	1,257,776
*	Interstate Bakeries Corp.	81,300	272,761
	J & J Snack Foods Corp.	59,320	2,354,411
*	Katy Industries, Inc.	11,599	23,894
#	Lancaster Colony Corp.	101,885	4,314,830
	Lance, Inc.	95,400	1,904,184
* #	Lifeway Foods, Inc.	53,970	508,937
	Longs Drug Stores Corp.	115,800	5,333,748
#	Mannatech, Inc.	84,500	1,253,980
*	Maui Land & Pineapple Co., Inc.	20,700	636,525
* #	Medifast, Inc.	41,900	356,988
	MGP Ingredients, Inc.	52,555	1,042,691
*	Monterey Pasta Co.	53,987	239,162
#	Nash Finch Co.	42,840	1,287,770
*	National Beverage Corp.	116,500	1,519,160
*	Natrol, Inc.	14,400	37,584
*	Natural Alternatives International, Inc.	20,409	181,640
*	Natural Health Trends Corp.	10,874	21,748
	Nature’s Sunshine Products, Inc.	40,784	489,408
	Nu Skin Enterprises, Inc. Class A	217,600	3,692,672
	Oil-Dri Corp. of America	5,125	90,764
*	Omega Protein Corp.	67,727	451,062
* #	Pantry, Inc.	72,600	3,423,090
* #	Parlux Fragrances, Inc.	55,446	332,676
*	Pathmark Stores, Inc.	166,778	1,906,273
*	Peet’s Coffee & Tea, Inc.	44,257	1,121,915
*	Performance Food Group Co.	123,587	3,642,109
*	Pizza Inn, Inc.	9,700	19,885
*	Playtex Products, Inc.	202,400	2,774,904
	Premium Standard Farms, Inc.	6,900	143,451
*	Prestige Brands Holdings, Inc.	900	10,314
*	PriceSmart, Inc.	92,768	1,348,847
*	Pyramid Breweries, Inc.	28,263	113,052
*	Ralcorp Holdings, Inc.	85,900	4,983,918
	Reddy Ice Holdings, Inc.	7,300	196,954
*	Redhook Ale Brewery, Inc.	25,393	168,863
	Reliv International, Inc.	53,017	558,799
*	Revlon, Inc.	1,356,516	1,709,210
	Rocky Mountain Chocolate Factory, Inc.	19,420	265,083
	Ruddick Corp.	152,779	4,328,229
*	San Filippo (John B.) & Son, Inc.	23,393	331,011
	Sanderson Farms, Inc.	64,400	2,083,340
*	Scheid Vineyards, Inc.	440	14,520
*	Schiff Nutrition International, Inc.	10,200	69,258
	Seaboard Corp.	1,190	2,558,500
*	Seneca Foods Corp. Class A	200	5,282

11

*	Seneca Foods Corp. Class B	1,300	$36,556
*	Smart & Final Food, Inc.	101,522	2,177,647
	Spartan Stores, Inc.	68,775	1,622,402
* #	Spectrum Brands, Inc.	161,400	1,425,162
*	Standard Management Corp.	7,400	962
*	Star Scientific, Inc.	245,395	235,579
	Stephan Co.	3,400	14,110
	Tasty Baking Co.	23,100	211,365
	The Topps Co., Inc.	123,848	1,134,448
*	Tofutti Brands, Inc.	15,330	46,756
	Tootsie Roll Industries, Inc.	33,500	1,012,370
*	United Natural Foods, Inc.	136,113	4,053,445
	United-Guardian, Inc.	6,700	60,836
	Universal Corp.	82,500	4,345,275
*	USANA Health Services, Inc.	56,860	3,301,860
#	Vector Group, Ltd.	182,033	3,320,282
*	Vermont Pure Holdings, Ltd.	16,800	30,408
	WD-40 Co.	54,489	1,738,199
	Weis Markets, Inc.	86,503	3,762,880
*	Wild Oats Markets, Inc.	91,369	1,680,276
*	Zapata Corp.	24,855	171,748
Total Consumer Staples			141,511,687

Energy — (4.3%)
*	Abraxas Petroleum Corp.	122,000	373,320
	Adams Resources & Energy, Inc.	12,700	473,837
* #	Allis-Chalmers Energy, Inc.	112,000	1,837,920
* #	Alpha Natural Resources, Inc.	37,700	544,011
* #	American Oil & Gas, Inc.	128,371	750,970
*	Arena Resources, Inc.	46,700	2,108,972
*	Atlas America, Inc.	63,353	3,383,684
* #	ATP Oil & Gas Corp.	99,500	4,099,400
* #	Atwood Oceanics, Inc.	99,630	5,041,278
	Barnwell Industries, Inc.	16,076	335,988
	Berry Petroleum Corp. Class A	134,600	4,075,688
*	Bois d’Arc Energy, Inc.	15,200	206,872
*	Bolt Technology Corp.	17,900	447,500
* #	Boots & Coots International Well Control, Inc.	182,100	373,305
*	BPZ Energy, Inc.	544	2,628
*	Brigham Exploration Co.	145,713	862,621
*	Bristow Group, Inc.	75,000	2,748,750
*	Callon Petroleum Co.	62,962	838,654
#	CARBO Ceramics, Inc.	67,450	2,908,444
* #	Carrizo Oil & Gas, Inc.	82,896	2,551,539
	CKX Lands, Inc.	2,000	28,100
*	Clayton Williams Energy, Inc.	34,676	1,065,593
*	Complete Production Services, Inc.	47,760	917,470
*	Comstock Resources, Inc.	138,000	3,705,300
*	Contango Oil & Gas Co.	48,100	1,043,770
*	Dawson Geophysical Co.	24,200	1,019,062
*	Delta Petroleum Corp.	188,815	3,776,300
* #	Dril-Quip, Inc.	127,300	4,911,234
* #	Dune Energy, Inc.	67,100	144,265
* #	Edge Petroleum Corp.	55,813	701,569
* #	Encore Acquisition Co.	169,040	4,102,601

12

* #	Endeavour International Corp.	288,400	$596,988
*	Energy Partners, Ltd.	106,300	2,306,710
* #	Evergreen Energy, Inc.	229,400	1,800,790
*	EXCO Resources, Inc.	68,600	1,195,012
* #	FX Energy, Inc.	116,054	848,355
* #	Gasco Energy, Inc.	237,895	494,822
*	Giant Industries, Inc.	42,500	3,210,450
* #	Goodrich Petroleum Corp.	93,900	3,212,319
*	Grey Wolf, Inc.	597,900	3,999,951
* #	GSV, Inc.	1,340	261
	Gulf Island Fabrication, Inc.	46,177	1,582,024
*	Gulfmark Offshore, Inc.	74,814	2,959,642
*	Gulfport Energy Corp.	109,818	1,306,834
* #	Hanover Compressor Co.	246,600	5,412,870
*	Harvest Natural Resources, Inc.	115,600	1,092,420
*	Horizon Offshore, Inc.	1,559	25,848
* #	Hornbeck Offshore Services, Inc.	85,200	2,280,804
*	Houston American Energy Corp.	88,856	310,996
*	Houston Exploration Co.	22,797	1,195,019
*	Hydril Co.	60,744	5,779,792
*	Infinity, Inc.	40,611	135,235
* #	Input/Output, Inc.	255,700	3,469,849
*	Key Energy Group, Inc.	111,900	1,846,350
*	Lone Star Technologies, Inc.	99,100	4,710,223
	Lufkin Industries, Inc.	47,362	2,549,970
*	Mariner Energy, Inc.	123,400	2,282,900
	MarkWest Hydrocarbon, Inc.	38,223	2,395,053
* #	Matrix Service Co.	73,694	1,321,333
* #	McMoran Exploration Co.	87,664	1,121,223
*	Meridian Resource Corp.	276,300	712,854
* #	Metretek Technologies, Inc.	50,500	614,080
*	Mexco Energy Corp.	300	1,650
*	Miller Petroleum, Inc.	569	171
*	Mitcham Industries, Inc.	26,900	367,992
*	NATCO Group, Inc. Class A	53,400	1,850,310
*	Natural Gas Services Group	37,389	493,535
*	Newpark Resources, Inc.	284,900	1,737,890
* #	Oil States International, Inc.	153,731	4,512,005
* #	OMNI Energy Services Corp.	51,300	467,343
* #	Pacific Ethanol, Inc.	44,260	733,831
	Panhandle Royalty Co.	4,600	87,722
*	Parallel Petroleum Corp.	108,400	2,075,860
*	Parker Drilling Co.	348,400	2,985,788
	Penn Virginia Corp.	59,800	4,166,864
*	Petrohawk Energy Corp.	476,556	5,704,375
*	Petroleum Development Corp.	50,033	2,620,228
*	PetroQuest Energy, Inc.	152,900	1,759,879
*	PHI, Inc. Non-Voting	39,800	1,113,604
*	Pioneer Drilling Co.	153,400	1,850,004
*	Quest Resource Corp.	44,273	372,779
* #	Rentech, Inc.	438,400	1,499,328
*	Royale Energy, Inc.	8,917	31,388
	RPC, Inc.	339,600	5,077,020
*	Stone Energy Corp.	72,763	2,233,824
* #	SulphCo, Inc.	195,500	625,600

13

*	Superior Energy Services, Inc.	506	$15,509
*	Swift Energy Corp.	90,600	3,518,904
* #	Syntroleum Corp.	161,726	511,054
*	T-3 Energy Services, Inc.	1,250	26,525
*	Tengasco, Inc.	217	161
*	Teton Energy Corp.	46,986	237,749
*	TETRA Technologies, Inc.	161,500	3,590,145
*	TGC Industries, Inc.	46,835	372,807
*	The Exploration Company of Delaware	131,434	1,498,348
*	Torch Offshore, Inc.	30	0
* #	Toreador Resources Corp.	50,318	1,208,135
* #	Transmeridian Exploration, Inc.	284,800	1,142,048
* #	Trico Marine Services, Inc.	45,719	1,666,000
* #	Tri-Valley Corp.	74,440	583,610
* #	Universal Compression Holdings, Inc.	83,949	5,620,386
*	USEC, Inc.	278,731	3,952,406
*	VAALCO Energy, Inc.	186,700	1,200,481
*	Warren Resources, Inc.	122,800	1,376,588
*	Westmoreland Coal Co.	28,700	640,871
*	Westside Energy Corp.	3,900	9,594
*	W-H Energy Services, Inc.	92,900	3,901,800
*	Whiting Petroleum Corp.	114,460	4,430,747
*	Whittier Energy Corp.	32,570	356,316
	World Fuel Services Corp.	90,700	4,090,570
Total Energy			198,471,366

Financials — (11.9%)
*	1st Constitution Bancorp	373	6,733
	1st Independence Financial Group, Inc.	3,373	57,341
	1st Source Corp.	69,074	1,817,337
	21st Century Holding Co.	24,050	443,241
	21st Century Insurance Group	267,732	5,667,886
	Abigail Adams National Bancorp, Inc.	463	6,644
	Access National Corp.	3,800	36,480
* #	Accredited Home Lenders Holding Co.	63,556	1,428,739
	Advance America Cash Advance Centers, Inc.	32,400	441,612
	Advanta Corp. Class A	29,817	1,141,693
	Advanta Corp. Class B Non-Voting	62,842	2,624,910
* #	Agility Capital, Inc.	500	5
	Alabama National Bancorporation	67,851	4,921,912
	Alfa Corp.	265,267	4,830,512
	Alliance Financial Corp.	300	8,949
	Amcore Financial, Inc.	77,665	2,540,422
	Ameriana Bancorp	2,912	36,516
	American Bancorp of New Jersey, Inc.	17,100	201,438
* #	American Business Financial Services, Inc.	253	7
	American Equity Investment Life Holding Co.	179,200	2,376,192
*	American Independence Corp.	8,300	89,889
	American National Bankshares, Inc.	1,065	23,920
*	American Physicians Capital, Inc.	34,500	1,279,260
	American Physicians Services Group, Inc.	100	1,750
	American River Bankshares	6,769	174,302
	American West Bancorporation	37,300	799,712
	Ameris Bancorp	41,724	1,021,821
*	AmeriServe Financial, Inc.	60,895	281,944

14

	Anchor Bancorp Wisconsin, Inc.	71,917	$2,033,094
*	Argonaut Group, Inc.	103,722	3,652,052
	Arrow Financial Corp.	25,775	577,360
	ASB Financial Corp.	900	18,562
*	Asset Acceptance Capital Corp.	118,544	1,748,524
#	ASTA Funding, Inc.	44,000	1,455,520
*	Atlantic American Corp.	20,440	68,678
	Atlantic Coast Federal Corp.	14,342	266,331
	Baldwin & Lyons, Inc. Class B	28,025	691,377
	BancFirst Corp.	51,953	2,442,311
*	Bancinsurance Corp.	5,700	36,480
	Bancorp Rhode Island, Inc.	3,750	164,587
	Bank of Commerce Holdings	4,400	51,458
*	Bank of Florida Corp.	27,928	530,073
	Bank of Granite Corp.	52,897	950,559
	Bank of the Ozarks, Inc.	51,800	1,556,590
	BankAtlantic Bancorp, Inc. Class A	175,085	2,234,085
	BankFinancial Corp.	79,868	1,394,495
#	BankUnited Financial Corp. Class A	111,975	2,734,429
	Banner Corp.	40,543	1,691,049
	Bar Harbor Bankshares	1,300	41,678
*	Beach First National Bancshares, Inc.	1,200	28,680
	Berkshire Hills Bancorp, Inc.	27,800	961,046
	Beverly Hills Bancorp, Inc.	67,437	513,870
*	BFC Financial Corp.	75,938	443,478
*	BNCCORP, Inc.	3,900	58,305
*	BNS Holding, Inc. Class A	4,020	54,270
	Boston Private Financial Holdings, Inc.	116,500	3,361,025
	Bristol West Holdings, Inc.	93,300	1,516,125
	Brooke Corp.	21,380	275,802
	Brookline Bancorp, Inc.	200,919	2,563,726
	Bryn Mawr Bank Corp.	4,057	94,244
	C&F Financial Corp.	315	13,876
*	CabelTel International Corp.	674	3,127
	Cadence Financial Corp.	700	14,469
	California First National Bancorp	11,700	158,067
	Camco Financial Corp.	8,070	98,535
	Camden National Corp.	20,400	905,352
	Capital Bank Corp.	1,860	33,926
#	Capital City Bank Group, Inc.	16,601	555,635
	Capital Corp. of the West	34,319	980,151
	Capital Southwest Corp.	1,200	165,288
	Capitol Bancorp, Ltd.	54,874	2,208,678
	Cardinal Financial Corp.	75,590	767,994
	Carver Bancorp, Inc.	1,000	16,500
	Cash America International, Inc.	97,700	3,967,597
*	Cash Systems, Inc.	54,800	301,400
* #	Centennial Bank Holdings, Inc.	68,198	580,365
#	Center Bancorp, Inc.	42,166	664,114
	Center Financial Corp.	53,238	1,149,408
#	Centerstate Banks of Florida, Inc.	6,248	115,650
	Central Bancorp, Inc.	1,600	50,560
	Central Pacific Financial Corp.	101,200	3,814,228
	Central Virginia Bankshares, Inc.	2,932	78,929
	Century Bancorp, Inc. Class A	1,000	26,750

15

	CFS Bancorp, Inc.	27,220	$399,317
	Charter Financial Corp.	24,269	1,177,046
	Chemical Financial Corp.	81,863	2,374,027
	Chittenden Corp.	151,353	4,629,888
	Citizens Banking Corp.	245,049	5,562,612
	Citizens First Bancorp, Inc.	26,877	675,419
	Citizens South Banking Corp.	16,729	222,328
* #	Citizens, Inc.	132,783	916,203
	City Holding Co.	57,930	2,278,966
	Clark, Inc.	49,924	857,694
*	Clayton Holdings, Inc.	13,200	292,776
*	CNA Surety Corp.	140,018	2,763,955
#	CNB Financial Corp.	2,400	34,224
	CoBiz, Inc.	46,275	947,712
	Codorus Valley Bancorp, Inc.	411	8,138
	Cohen & Steers, Inc.	127,000	5,312,410
	Colony Bankcorp, Inc.	7,357	146,772
	Columbia Banking System, Inc.	52,987	1,786,722
	Comm Bancorp, Inc.	132	5,940
	Commercial Bancshares, Inc.	11,685	589,275
	Commercial National Financial Corp.	3,500	65,152
	Commonwealth Bankshares, Inc.	1,298	30,308
*	Community Bancorp	2,348	72,952
	Community Bank System, Inc.	98,794	2,113,204
	Community Banks, Inc.	21,764	546,276
	Community Bankshares, Inc.	610	9,882
	Community Central Bank Corp.	1,680	18,900
	Community Trust Bancorp, Inc.	49,994	1,784,786
	Community West Bancshares	5,700	89,376
* #	CompuCredit Corp.	122,307	3,797,632
	Consolidated-Tokoma Land Co.	16,930	1,297,177
*	Consumer Portfolio Services, Inc.	71,668	490,926
	Cooperative Bankshares, Inc.	4,511	79,258
#	Corus Bankshares, Inc.	162,288	3,012,065
*	Cowen Group, Inc.	54,899	1,089,196
*	Cowlitz Bancorporation	1,441	24,281
	Crawford & Co. Class A	26,400	144,144
	Crawford & Co. Class B	24,500	145,285
	CVB Financial Corp.	269,575	3,307,685
*	Dearborn Bancorp, Inc.	11,555	223,589
	Delphi Financial Group, Inc. Class A	109,875	4,316,989
#	Delta Financial Corp.	77,300	731,258
	Dime Community Bancshares	117,103	1,471,985
	Direct General Corp.	32,400	673,272
*	Dollar Financial Corp.	52,700	1,350,174
	Donegal Group, Inc. Class A	64,659	1,109,548
	Donegal Group, Inc. Class B	5,080	88,951
	ECB Bancorp, Inc.	100	3,215
	EMC Insurance Group, Inc.	47,060	1,282,856
*	Encore Capital Group, Inc.	72,900	747,225
*	Enstar Group, Ltd.	411	41,305
	Enterprise Financial Services Corp.	38,104	1,098,157
*	Epoch Holding Corp.	8,200	80,770
	ESB Financial Corp.	11,662	129,098
	Evans Bancorp, Inc.	114	2,297

16

*	EZCORP, Inc. Class A Non-Voting	31,500	$467,775
#	F.N.B. Corp.	198,920	3,413,467
	FBL Financial Group, Inc. Class A	93,000	3,620,490
#	Federal Agriculture Mortgage Corporation Class C	28,600	732,160
	Federal Trust Corp.	1,293	12,775
	Fidelity Bancorp, Inc.	296	5,618
	Fidelity Southern Corp.	8,900	168,299
	Financial Federal Corp.	90,000	2,438,100
*	Financial Industries Corp.	12,082	82,762
	Financial Institutions, Inc.	12,834	274,776
*	Firebrand Financial Group, Inc.	8,300	311
*	First Acceptance Corp.	147,000	1,500,870
*	First Albany Companies, Inc.	41,288	76,383
	First Bancorp	47,236	1,049,112
	First Bancshares, Inc.	101	1,740
*	First Bank of Delaware	6,767	24,700
	First Busey Corp.	70,143	1,531,222
*	First Cash Financial Services, Inc.	104,062	2,339,314
	First Charter Corp.	113,232	2,730,024
#	First Commonwealth Financial Corp.	243,572	2,998,371
	First Community Bancorp	95,533	5,185,531
	First Community Bancshares, Inc.	36,850	1,396,983
	First Defiance Financial Corp.	14,014	404,024
	First Federal Bancshares of Arkansas, Inc.	6,037	142,473
	First Federal Bankshares, Inc.	1,703	37,228
	First Financial Bancorp	128,748	2,022,631
	First Financial Bankshares, Inc.	68,406	2,868,264
	First Financial Corp.	42,387	1,315,269
	First Financial Holdings, Inc.	39,772	1,378,100
	First Financial Service Corp.	110	3,432
	First Franklin Corp.	300	5,454
	First Indiana Corp.	51,702	1,137,961
*	First Investors Financial Services Group, Inc.	5,300	38,372
*	First Keystone Financial, Inc.	2,200	45,276
	First M&F Corp.	8,400	153,300
*	First Mariner Bancorp, Inc.	6,400	107,712
	First Merchants Corp.	60,843	1,498,563
	First Midwest Bancorp, Inc.	1,414	53,195
	First Mutual Bancshares, Inc.	9,979	222,532
	First National Lincoln Corp.	2,330	38,608
	First Niagara Financial Group, Inc.	336,104	4,772,677
	First PacTrust Bancorp, Inc.	8,100	225,990
	First Place Financial Corp.	55,858	1,168,549
*	First Regional Bancorp	40,500	1,274,130
	First Republic Bank	95,659	5,127,322
#	First South Bancorp, Inc.	11,978	332,509
	First State Bancorporation	63,776	1,423,480
	First United Corp.	5,383	120,525
	Firstbank Corp.	9,482	201,495
*	FirstCity Financial Corp.	36,100	399,627
* #	FirstFed Financial Corp.	54,900	3,140,280
#	Flagstar Bancorp, Inc.	207,600	2,873,184
	Flushing Financial Corp.	67,194	1,091,902
	FMS Financial Corp.	4,900	158,417
	FNB Corp. VA	837	30,258

17

	FNB Financial Services Corp.	3,537	$56,592
	FNB United Corp.	4,680	80,683
*	FPIC Insurance Group, Inc.	30,246	1,338,688
* #	Franklin Bank Corp.	76,157	1,405,097
*	Franklin Credit Management Corp.	2,400	11,376
#	Frontier Financial Corp.	145,863	3,815,776
	GAMCO Investors, Inc.	24,700	963,547
	Gateway Financial Holdings, Inc.	34,061	496,269
	GB&T Bancshares, Inc.	45,218	869,542
	German American Bancorp, Inc.	5,000	70,050
	Glacier Bancorp, Inc.	168,098	4,109,996
	Great American Financial Resources, Inc.	72,200	1,807,888
*	Great Lakes Bancorp, Inc.	18,955	251,343
	Great Pee Dee Bancorp, Inc.	262	4,061
#	Great Southern Bancorp, Inc.	43,564	1,270,762
	Greater Bay Bancorp	157,912	4,232,042
	Greater Community Bancorp	4,834	87,640
	Greene County Bancshares, Inc.	31,422	1,070,233
*	Greenville First Bancshares, Inc.	3,158	67,960
*	Grubb & Ellis Co.	84,985	947,583
	GS Financial Corp.	600	12,318
	Guaranty Bancshares, Inc.	2,900	58,725
	Guaranty Federal Bancshares, Inc.	5,400	158,814
	Hancock Holding Co.	94,429	4,208,701
	Hanmi Financial Corp.	157,002	3,066,249
	Harleysville Group, Inc.	100,135	3,255,389
	Harleysville National Corp.	92,648	1,668,590
	Heartland Financial USA, Inc.	9,717	251,767
#	Hercules Technology Growth Capital, Inc.	72,339	1,008,406
	Heritage Commerce Corp.	36,666	926,183
	Heritage Financial Corp.	13,110	328,012
	Heritage Financial Group	200	3,250
	HF Financial Corp.	6,535	120,113
	Hilb Rogal Hamilton Co.	115,700	5,241,210
	Hingham Institution for Savings	489	17,756
	HMN Financial, Inc.	5,861	201,794
	Home Federal Bancorp	4,761	140,449
	HopFed Bancorp, Inc.	2,100	33,789
	Horace Mann Educators Corp.	134,438	2,721,025
	Horizon Financial Corp.	39,267	861,125
	IBERIABANK Corp.	33,257	1,796,876
	IBT Bancorp, Inc.	4,400	92,180
	Independence Holding Co.	6,116	131,188
	Independent Bank Corp. MA	47,023	1,462,886
	Independent Bank Corp. MI	71,124	1,587,488
	Infinity Property & Casualty Corp.	63,446	2,929,936
	Integra Bank Corp.	56,838	1,366,954
	International Securities Exchange Holdings, Inc.	28,700	1,327,375
*	Intervest Bancshares Corp.	23,500	660,115
*	Investment Technology Group, Inc.	65,500	2,680,915
	Investors Capital Holdings, Ltd.	100	630
	Investors Title Co.	1,880	93,925
	Irwin Financial Corp.	95,400	1,970,964
	ITLA Capital Corp.	14,000	722,680
*	Kennedy-Wilson, Inc.	8,600	225,750

18

	K-Fed Bancorp	9,300	$184,326
*	KMG America Corp.	29,750	272,807
	KNBT Bancorp, Inc.	88,584	1,339,390
*	Knight Capital Group, Inc.	290,123	4,586,845
* #	LaBranche & Co., Inc.	112,200	972,774
* #	Ladenburg Thalmann Financial Services, Inc.	25,269	72,017
	Lakeland Bancorp, Inc.	30,631	431,284
	Lakeland Financial Corp.	33,670	779,797
	LandAmerica Financial Group, Inc.	56,700	3,944,619
	Leesport Financial Corp.	2,888	66,511
	Legacy Bancorp, Inc.	6,519	103,652
	Lincoln Bancorp	1,400	26,894
#	LNB Bancorp, Inc.	2,559	37,489
	LSB Bancshares, Inc.	5,511	85,255
	LSB Corp.	4,675	79,007
	Macatawa Bank Corp.	50,205	941,846
	MAF Bancorp, Inc.	105,123	4,651,693
	MainSource Financial Group, Inc.	33,430	561,624
*	MarketAxess Holdings, Inc.	4,900	68,698
*	Marlin Business Services, Inc.	38,433	881,269
	MASSBANK Corp.	7,100	232,951
	Mayflower Bancorp, Inc.	700	8,484
*	Mays (J.W.), Inc.	200	4,450
	MB Financial, Inc.	116,093	4,271,061
#	MBT Financial Corp.	52,325	678,132
	MCG Capital Corp.	185,534	3,515,869
*	Meadowbrook Insurance Group, Inc.	80,400	846,612
	Medallion Financial Corp.	53,922	607,701
	Mercantile Bancorp, Inc.	485	10,779
	Mercantile Bank Corp.	19,758	670,982
	Mercer Insurance Group, Inc.	20,300	390,572
	Merchants Bancshares, Inc.	21,881	509,390
	Merchants Group, Inc.	1,700	55,675
	Merrill Merchants Bancshares, Inc.	322	10,040
	Meta Financial Group, Inc.	2,300	65,849
	MetroCorp Bancshares, Inc.	14,166	286,012
	MFB Corp.	1,300	44,798
	MicroFinancial, Inc.	22,700	131,206
	Mid Penn Bancorp, Inc.	200	4,912
	Midland Co.	19,773	843,714
	MidSouth Bancorp, Inc.	1,727	48,045
	Mid-State Bancshares	68,203	2,512,599
	Midwest Banc Holdings, Inc.	76,620	1,491,791
	MidWestOne Financial Group, Inc.	296	5,473
	Monroe Bancorp	700	12,145
*	Move, Inc.	487,315	2,909,271
	Municipal Mortgage & Equity, L.L.C.	96,000	2,802,240
	MutualFirst Financial, Inc.	2,484	50,549
	Nara Bancorp, Inc.	83,511	1,545,789
	National City Corp.	2,683	101,552
	National Penn Bancshares, Inc.	152,436	2,842,931
	National Western Life Insurance Co. Class A	1,000	227,940
*	Navidec Financial, Inc.	644	0
*	Navigators Group, Inc.	53,484	2,658,155
	NBT Bancorp, Inc.	109,299	2,451,577

19

	NetBank, Inc.	55,733	$179,460
	New England Bancshares, Inc.	300	3,960
	New Hampshire Thrift Bancshares, Inc.	700	11,060
*	New Westfield Financial, Inc.	3,853	40,726
	NewAlliance Bancshares, Inc.	38,828	613,482
*	Newtek Business Services, Inc.	88,288	218,071
*	NexCen Brands, Inc.	148,903	1,554,547
	North Bay Bancorp	2,450	79,894
	North Central Bancshares, Inc.	1,700	68,093
	North Valley Bancorp	1,555	39,030
	Northeast Bancorp	900	16,713
*	Northeast Community Bancorp, Inc.	3,200	37,472
* #	Northern Empire Bancshares	32,100	933,789
	Northrim BanCorp, Inc.	9,484	276,743
	Northway Financial, Inc.	2,500	80,450
	Northwest Bancorp, Inc.	160,105	4,204,357
	NYMAGIC, Inc.	28,256	1,112,439
	Oak Hill Financial, Inc.	13,700	375,517
	OceanFirst Financial Corp.	39,280	817,024
*	Ocwen Financial Corp.	211,434	2,458,977
	Ohio Casualty Corp.	132,778	3,959,440
	Ohio Valley Banc Corp.	1,900	48,450
	Old National Bancorp	212,800	3,881,472
	Old Second Bancorp, Inc.	24,573	700,576
#	Omega Financial Corp.	40,367	1,174,276
	PAB Bankshares, Inc.	4,498	82,448
	Pacific Capital Bancorp	151,227	4,763,650
	Pacific Continental Corp.	3,063	60,923
*	Pacific Mercantile Bancorp	30,420	440,482
*	Pacific Premier Bancorp, Inc.	5,205	59,597
*	Pacific State Bancorp	2,400	51,000
	Pamrapo Bancorp, Inc.	7,500	177,225
	Park Bancorp, Inc.	1,650	54,862
	Parkvale Financial Corp.	5,600	167,720
	Partners Trust Financial Group, Inc.	144,489	1,638,505
	PAULA Financial	6,000	13,980
	Peapack-Gladstone Financial Corp.	8,450	222,657
*	Pelican Financial, Inc. Escrow Shares	300	0
*	Penn Treaty American Corp.	73,000	567,940
	Pennfed Financial Services, Inc.	44,701	909,665
	Penns Woods Bancorp, Inc.	1,131	39,868
*	Pennsylvania Commerce Bancorp, Inc.	7,154	201,600
	Peoples Bancorp of North Carolina	1,244	33,675
	Peoples Bancorp, Inc. IN	500	9,957
	Peoples Bancorp, Inc. OH	33,018	916,249
	PFF Bancorp, Inc.	85,400	2,700,348
* #	Pico Holdings, Inc.	50,800	2,138,680
	Pinnacle Bancshares, Inc.	35	536
*	Pinnacle Financial Partners, Inc.	47,635	1,476,209
*	Piper Jaffray Companies, Inc.	52,200	3,398,742
	Placer Sierra Bancshares	1,700	46,036
*	PMA Capital Corp. Class A	104,308	979,452
* #	Portfolio Recovery Associates, Inc.	50,905	2,241,856
	Premier Financial Bancorp, Inc.	5,300	85,860
	Presidential Life Corp.	76,892	1,570,135

20

	Princeton National Bancorp, Inc.	301	$9,776
	PrivateBancorp, Inc.	68,071	2,492,760
*	ProAssurance Corp.	92,250	4,750,875
	ProCentury Corp.	42,390	854,158
	Prosperity Bancshares, Inc.	104,925	3,648,242
	Provident Bankshares Corp.	101,493	3,482,225
	Provident Financial Holdings, Inc.	20,825	565,190
	Provident Financial Services, Inc.	205,753	3,613,023
	Provident New York Bancorp	136,147	1,844,792
*	PSB Bancorp, Inc.	5,200	84,500
	Pulaski Financial Corp.	24,966	414,685
	QC Holdings, Inc.	12,800	169,728
	Rainier Pacific Financial Group, Inc.	19,866	427,318
	Renasant Corp.	47,460	1,153,278
	Republic Bancorp, Inc. Class A	59,255	1,295,907
*	Republic First Bancorp, Inc.	11,883	149,726
	Resource America, Inc.	55,353	1,434,196
*	Rewards Network, Inc.	84,770	454,367
	Riverview Bancorp, Inc.	30,453	513,133
	RLI Corp.	78,100	4,378,286
	Rome Bancorp, Inc.	17,400	218,370
	Royal Bancshares of Pennsylvania, Inc. Class A	4,731	115,058
*	RTW, Inc.	13,050	120,321
	Rurban Financial Corp.	790	8,943
	S&T Bancorp, Inc.	81,181	2,652,183
#	S.Y. Bancorp, Inc.	46,200	1,192,884
	Salisbury Bancorp, Inc.	152	5,502
	Sanders Morris Harris Group, Inc.	57,739	610,879
	Sandy Spring Bancorp, Inc.	50,250	1,663,777
	SCBT Financial Corp.	4,367	164,156
*	SCPIE Holdings, Inc.	11,711	272,047
*	Seabright Insurance Holdings	52,000	977,080
#	Seacoast Banking Corp. of Florida	58,753	1,394,209
	Security Bank Corp.	35,862	736,247
	Selective Insurance Group, Inc.	183,522	4,485,278
	Siebert Financial Corp.	22,100	85,969
#	Sierra Bancorp	31,307	898,824
	Simmons First National Corp. Class A	45,338	1,260,396
	South Street Financial Corp.	400	3,700
*	Southcoast Financial Corp.	3,951	89,490
	Southern Banc Co., Inc.	200	3,032
	Southern Community Financial Corp.	16,300	168,868
*	Southern Connecticut Bancorp, Inc.	300	2,325
#	Southside Bancshares, Inc.	18,195	428,128
	Southwest Bancorp, Inc.	45,576	1,160,365
	State Auto Financial Corp.	130,712	4,236,376
	State Bancorp, Inc.	34,650	750,172
	Sterling Bancorp	59,843	1,117,269
	Sterling Bancshares, Inc.	220,082	2,544,148
	Sterling Financial Corp.	134,567	4,425,909
	Sterling Financial Corp. (PA)	94,343	2,043,469
	Stewart Information Services Corp.	54,900	2,228,940
* #	Stifel Financial Corp.	36,600	1,743,990
*	Stratus Properties, Inc.	11,697	380,152
	Suffolk Bancorp	32,788	1,090,529

21

*	Sun American Bancorp	6,400	$33,216
*	Sun Bancorp, Inc.	65,579	1,237,476
*	Superior Bancorp	106,630	1,172,930
	Susquehanna Bancshares, Inc.	166,691	4,043,924
	Sussex Bancorp	600	9,090
*	SVB Financial Group	110,058	5,315,801
	SWS Group, Inc.	85,907	2,264,509
	Synergy Financial Group, Inc.	13,838	222,930
	Taylor Capital Group, Inc.	35,543	1,299,808
	Team Financial, Inc.	2,200	33,825
	Teche Holding Co.	700	31,850
*	Tejon Ranch Co.	53,600	2,545,464
* #	Temecula Valley Bancorp, Inc.	28,341	662,613
*	Texas Capital Bancshares, Inc.	11,500	231,495
	TF Financial Corp.	2,900	88,812
*	The Bancorp, Inc.	43,950	1,082,488
*	The Intergroup Corp.	1,960	38,955
	The Phoenix Companies, Inc.	256,500	3,662,820
	The Savannah Bancorp, Inc.	500	14,035
*	Thomas Weisel Partners Group, Inc.	5,000	91,100
	TIB Financial Corp.	4,908	80,589
	TierOne Corp.	56,312	1,564,910
	Timberland Bancorp, Inc.	13,127	476,379
	Tompkins County Trustco, Inc.	10,538	433,639
	Tower Financial Corp.	2,600	43,680
#	Tower Group, Inc.	28,100	960,458
*	Tradestation Group, Inc.	138,587	1,638,098
* #	Trenwick Group, Ltd.	11,975	20
* #	Triad Guaranty, Inc.	46,114	2,096,342
	Trico Bancshares	50,700	1,236,066
#	TrustCo Bank Corp. NY	232,004	2,294,520
*	U.S.I. Holdings Corp.	39,500	658,860
	UCBH Holdings, Inc.	72,019	1,372,682
	UMB Financial Corp.	135,282	5,104,190
	Umpqua Holdings Corp.	182,518	4,929,811
*	Unico American Corp.	12,300	156,579
	Union Bankshares Corp.	41,952	1,110,469
*	United America Indemnity, Ltd.	23,343	551,362
	United Bancshares, Inc.	300	4,950
	United Bankshares, Inc.	130,501	4,641,921
*	United Capital Corp.	10,650	331,747
	United Community Banks, Inc.	128,812	4,208,288
	United Community Financial Corp.	95,772	1,033,380
	United Financial Bancorp, Inc.	8,451	123,807
	United Fire & Casualty Co.	87,586	3,034,855
*	United PanAm Financial Corp.	49,852	619,162
#	United Security Bancshares	13,026	270,550
	Unity Bancorp, Inc.	6,529	80,568
*	Universal American Financial Corp.	175,452	3,366,924
	Univest Corporation of Pennsylvania	41,152	1,004,520
	USB Holding Co., Inc.	69,399	1,575,379
*	Vesta Insurance Group, Inc.	800	2
	Vineyard National Bancorp Co.	13,600	332,520
*	Virginia Commerce Bancorp, Inc.	64,460	1,357,528
	Virginia Financial Group, Inc.	953	22,986

22

	Washington Banking Co.	18,673	$296,527
	Washington Savings Bank, FSB	3,500	30,625
	Washington Trust Bancorp, Inc.	42,210	1,174,704
	Wayne Savings Bancshares, Inc.	1,800	24,588
	Wesbanco, Inc.	68,861	2,129,182
	West Bancorporation	55,458	872,909
	West Coast Bancorp	49,802	1,511,491
#	Westamerica Bancorporation	97,457	4,785,139
*	Western Alliance Bancorp	83,697	2,807,197
	Westwood Holdings Group, Inc.	7,604	182,040
	Willow Financial Bancorp, Inc.	49,486	625,503
	Wilshire Bancorp, Inc.	90,450	1,541,268
	Wilshire Enterprises, Inc.	7,307	35,804
	Wintrust Financial Corp.	79,719	3,654,319
*	World Acceptance Corp.	64,909	2,661,269
	WVS Financial Corp.	100	1,664
	Yardville National Bancorp	38,483	1,412,711
	Zenith National Insurance Corp.	44,300	2,133,045
* #	ZipRealty, Inc.	5,400	39,906
Total Financials			542,355,245

Health Care — (12.0%)
*	A.D.A.M., Inc.	700	4,340
*	Abaxis, Inc.	53,000	1,208,930
* #	Abiomed, Inc.	88,080	1,231,358
*	Acacia Research-CombiMatrix	76,538	55,100
* #	Acadia Pharmaceuticals, Inc.	97,204	676,540
*	Accelr8 Technology Corp.	880	1,760
*	Accelrys, Inc.	86,916	552,786
* #	Access Pharmaceuticals, Inc.	5,400	38,340
*	Acusphere, Inc.	74,830	202,789
*	Adolor Corp.	137,700	919,836
* #	Advanced Magnetics, Inc.	46,424	2,737,623
* #	Advancis Pharmaceutical Corp.	97,101	243,724
*	ADVENTRX Pharmaceuticals, Inc.	213,100	490,130
*	Air Methods Corp.	38,970	973,860
*	Akorn, Inc.	259,443	1,533,308
#	Aksys, Ltd.	78,570	5,500
*	Albany Molecular Research, Inc.	114,481	1,082,990
* #	Alexion Pharmaceuticals, Inc.	114,413	4,219,551
* #	Align Technology, Inc.	211,410	3,471,352
*	Alkermes, Inc.	74,422	1,220,521
*	Alliance Imaging, Inc.	164,700	1,184,193
*	Allied Healthcare International, Inc.	115,983	349,109
*	Allied Healthcare Products, Inc.	7,200	42,552
*	Allion Healthcare, Inc.	15,725	82,556
*	Allos Therapeutics, Inc.	184,510	1,134,736
* #	Allscripts Healthcare Solutions, Inc.	171,742	4,650,773
*	Almost Family, Inc.	3,200	63,968
* #	Alnylam Pharmaceuticals, Inc.	122,105	2,295,574
	Alpharma, Inc. Class A	141,684	3,734,790
*	Alteon, Inc.	57,900	6,948
* #	Amedisys, Inc.	84,834	2,712,991
*	America Services Group, Inc.	33,358	509,043
*	American Caresource Holding, Inc.	367	844

23

*	American Claims Evaluation, Inc.	1,000	$1,835
*	American Dental Partners, Inc.	43,092	872,613
* #	American Medical Systems Holdings, Inc.	234,136	4,762,326
	American Shared Hospital Services	9,200	57,040
*	AMERIGROUP Corp.	153,200	5,067,856
*	AMICAS, Inc.	143,271	409,755
*	AMN Healthcare Services, Inc.	112,300	3,121,940
*	Amsurg Corp.	95,413	2,199,270
	Analogic Corp.	46,100	2,579,295
*	Anesiva, Inc.	21,486	172,533
* #	Angeion Corp.	215	3,502
*	AngioDynamics, Inc.	37,914	909,936
*	Anika Therapeutics, Inc.	35,371	479,631
* #	Antigenics, Inc.	146,713	268,485
*	AP Pharma, Inc.	44,423	58,638
* #	Aphton Corp.	89,388	223
*	Applera Corp. - Celera Genomics Group	189,400	2,634,554
*	Apria Healthcare Group, Inc.	140,700	4,481,295
*	Aradigm Corp.	13,957	19,540
* #	Arcadia Resources, Inc.	129,443	289,952
*	Ardea Biosciences, Inc.	18,700	115,940
*	Arena Pharmaceuticals, Inc.	194,516	2,460,627
*	Ariad Pharmaceuticals, Inc.	215,450	1,040,623
*	Arqule, Inc.	118,012	781,239
*	Array BioPharma, Inc.	129,503	1,519,070
	Arrhythmia Research Technology, Inc.	8,000	243,200
	Arrow International, Inc.	148,739	4,963,420
* #	Arthrocare Corp.	86,310	3,137,368
*	Aspect Medical Systems, Inc.	71,276	1,151,107
* #	AtheroGenics, Inc.	126,200	1,379,366
	Atrion Corp.	5,124	486,780
* #	ATS Medical, Inc.	94,997	218,493
*	Auxilium Pharmaceuticals, Inc.	28,500	354,255
* #	AVANIR Pharmaceuticals Class A	90,925	169,120
*	Avant Immunotherapeutics, Inc.	207,734	297,060
* #	AVI BioPharma, Inc.	174,800	464,968
*	Avigen, Inc.	82,703	574,786
* #	AXM Pharma, Inc.	29,900	8,970
* #	Barrier Therapeutics, Inc.	95,683	628,637
*	Bentley Pharmaceuticals, Inc.	68,060	580,552
*	Bioanalytical Systems, Inc.	4,700	31,443
* #	BioCryst Pharmaceuticals, Inc.	96,436	974,968
* #	Bioenvision, Inc.	136,859	613,128
*	Bio-Imaging Technologies, Inc.	37,220	312,648
*	BioLase Technology, Inc.	78,108	659,232
*	BioMarin Pharmaceutical, Inc.	301,482	5,134,238
*	Bio-Rad Laboratories, Inc. Class A	13,600	964,512
*	Bio-Reference Laboratories, Inc.	44,686	1,094,360
* #	BioSante Pharmaceuticals, Inc.	75,756	333,326
*	BioScrip, Inc.	107,605	340,032
* #	Biosite, Inc.	55,645	2,955,862
*	BioSphere Medical, Inc.	58,753	401,871
*	BioTime, Inc.	4,200	2,478
*	Bioveris Corp.	36,700	432,693
*	Bovie Medical Corp.	48,592	429,553

24

*	Bradley Pharmaceuticals, Inc.	53,951	$1,045,570
*	Bruker BioSciences Corp.	336,819	3,034,739
* #	BSD Medical Corp.	68,546	540,828
*	Caliper Life Sciences, Inc.	153,774	896,502
	Cambrex Corp.	96,080	2,215,605
*	Candela Corp.	76,110	866,893
*	Cantel Medical Corp.	50,160	771,962
*	Capital Senior Living Corp.	80,100	863,478
*	Caraco Pharmaceutical Laboratories, Ltd.	86,643	940,943
*	Cardiac Science Corp.	45,013	383,961
*	CardioDynamics International Corp.	122,702	136,199
*	Cardiotech International, Inc.	57,363	88,339
* #	Cell Genesys, Inc.	132,436	429,093
* #	Cell Therapeutics, Inc.	168,900	253,350
*	Cellegy Pharmaceuticals, Inc.	3,220	200
*	Centene Corp.	142,500	3,437,100
*	Cepheid, Inc.	181,206	1,444,212
*	Cerus Corp.	91,800	490,212
*	Chad Therapeutics, Inc.	9,700	16,102
	Chemed Corp.	78,300	3,624,507
*	Cholestech Corp.	49,186	804,191
*	Ciphergen Biosystems, Inc.	73,586	95,662
*	Clarient, Inc.	20,200	33,532
*	Clinical Data, Inc.	4,343	89,336
* #	Collagenex Pharmaceuticals, Inc.	58,143	786,093
* #	Columbia Laboratories, Inc.	159,051	225,852
*	Combinatorx, Inc.	91,073	743,156
	Computer Programs & Systems, Inc.	31,200	897,936
*	Conceptus, Inc.	97,036	1,822,336
*	Conmed Corp.	92,254	2,524,069
*	Corautus Genetics, Inc.	1,542	663
*	Corcept Therapeutics, Inc.	65,606	72,167
* #	Cortex Pharmaceuticals, Inc.	108,100	183,770
*	Corvel Corp.	45,150	1,359,918
*	Critical Therapeutics, Inc.	94,703	158,154
*	Criticare Systems, Inc.	37,180	123,438
*	Cross Country Healthcare, Inc.	105,557	2,010,861
* #	CryoCor, Inc.	16,839	55,569
*	CryoLife, Inc.	82,200	646,914
* #	Cubist Pharmaceuticals, Inc.	174,840	3,502,045
*	CuraGen Corp.	186,031	798,073
* #	Curative Health Services, Inc.	37,800	0
*	Curis, Inc.	130,759	181,755
*	Cutera, Inc.	42,100	1,471,395
* #	CV Therapeutics, Inc.	187,605	2,395,716
* #	Cyberonics, Inc.	84,836	1,737,441
*	Cyclacel Pharmaceuticals, Inc.	7,561	60,488
*	Cypress Bioscience, Inc.	106,063	823,049
* #	Cytogen Corp.	97,700	246,204
*	Cytomedix, Inc.	31,900	40,194
* #	CytRx Corp.	1,700	7,123
	Datascope Corp.	50,221	1,797,912
*	Daxor Corp.	5,539	73,669
*	Del Global Technologies Corp.	21,254	31,881
* #	Dendreon Corp.	229,979	1,067,103

25

*	Dendrite International, Inc.	144,459	$1,840,408
* #	DepoMed, Inc.	119,034	413,048
*	Dialysis Corporation of America	2,484	34,279
* #	Digene Corp.	78,200	3,697,296
*	Digirad Corp.	14,700	70,560
*	Dionex Corp.	63,415	3,907,632
* #	Discovery Laboratories, Inc.	212,123	466,671
* #	Diversa Corp.	158,630	1,191,311
*	DJO, Inc.	76,100	2,981,598
*	DOV Pharmaceutical, Inc.	66,928	26,102
*	Durect Corp.	227,323	916,112
* #	DUSA Pharmaceuticals, Inc.	64,210	263,903
*	Dyax Corp.	145,030	556,915
*	Dynacq Healthcare, Inc.	21,500	33,540
*	Dynavax Technologies Corp.	125,192	625,960
*	Eclipsys Corp.	51,100	1,069,012
* #	Elite Pharmaceuticals, Inc.	57,900	116,379
* #	Emageon, Inc.	34,200	399,114
* #	Emeritus Corp.	49,614	1,386,711
* #	Emisphere Technologies, Inc.	86,842	435,947
*	Encision, Inc.	1,413	4,945
* #	Encysive Pharmaceuticals, Inc.	183,698	637,432
* #	Endocare, Inc.	25,000	43,750
*	Endologix, Inc.	140,728	591,058
*	Enpath Medical, Inc.	18,600	212,040
*	Entremed, Inc.	179,400	279,864
*	Enzo Biochem, Inc.	106,804	1,543,318
*	Enzon Pharmaceuticals, Inc.	74,300	615,204
*	EP Medsystems, Inc.	14,500	20,300
* #	Epicept Corp.	13,101	21,224
*	EPIX Pharmaceuticals, Inc.	91,583	615,438
*	eResearch Technology, Inc.	142,210	1,006,847
*	Escalon Medical Corp.	3,100	11,904
*	etrials Worldwide, Inc.	10,489	43,844
* #	ev3, Inc.	189,232	3,716,516
*	Exact Sciences Corp.	87,954	238,355
*	Exactech, Inc.	16,978	260,782
*	Exelixis, Inc.	316,021	3,182,331
*	E-Z-EM, Inc.	36,162	639,706
* #	Five Star Quality Care, Inc.	104,200	1,191,006
*	Genaera Corp.	22,300	8,474
*	Gene Logic, Inc.	84,972	152,950
*	Genesis HealthCare Corp.	61,350	3,868,117
* #	Genitope Corp.	115,000	401,350
* #	Genta, Inc.	289,475	147,632
*	Gentiva Health Services, Inc.	87,337	1,724,032
*	GenVec, Inc.	218,389	655,167
* #	Geron Corp.	218,909	1,659,330
*	Greatbatch, Inc.	72,600	1,884,696
*	GTC Biotherapeutics, Inc.	58,164	58,746
*	GTx, Inc.	24,000	523,920
*	Haemonetics Corp.	86,147	3,876,615
*	Halozyme Therapeutics, Inc.	109,600	908,584
* #	Hana Biosciences, Inc.	7,000	26,670
*	Hanger Orthopedic Group, Inc.	56,252	656,461

26

*	Harvard Bioscience, Inc.	97,207	$492,839
*	HealthAxis, Inc.	750	1,335
*	HealthExtras, Inc.	125,010	3,312,765
*	Healthspring, Inc.	38,500	813,505
*	HealthStream, Inc.	70,072	262,770
*	HealthTronics, Inc.	112,636	694,964
*	Healthways, Inc.	107,200	4,662,128
* #	Hemispherx Biopharma, Inc.	180,600	325,080
*	Hi-Tech Pharmacal Co., Inc.	38,425	423,059
*	HMS Holdings Corp.	74,314	1,471,417
* #	Hollis-Eden Pharmaceuticals, Inc.	77,453	418,246
*	Hooper Holmes, Inc.	216,494	833,502
*	Horizon Health Corp.	41,800	816,772
* #	Human Genome Sciences, Inc.	424,008	4,664,088
* #	Icagen, Inc.	6,500	15,210
*	ICU Medical, Inc.	46,250	1,806,525
*	Idera Pharmaceuticals, Inc.	58,208	466,246
*	IDM Pharma, Inc.	3,888	12,597
*	I-Flow Corp.	75,400	1,086,514
* #	Illumina, Inc.	163,575	5,494,484
* #	Immtech International, Inc.	45,100	267,443
* #	Immucor, Inc.	201,056	5,979,405
*	Immunicon Corp.	85,663	243,283
*	ImmunoGen, Inc.	132,953	639,504
*	Immunomedics, Inc.	200,600	912,730
*	IMPATH Bankruptcy Liquidating Trust	21,600	24,840
*	IMPATH, Inc.	21,600	0
*	Impax Laboratories, Inc.	147,344	1,547,112
*	Implant Sciences Corp.	37,800	85,050
*	Incyte Corp.	270,805	1,735,860
*	Indevus Pharmaceuticals, Inc.	184,394	1,276,006
*	Infinity Pharmaceuticals, Inc.	62,084	815,784
*	Inhibitex, Inc.	32,100	53,286
*	Innovative Clinical Solutions, Ltd.	568	2
* #	Inovio Biomedical Corp.	113,690	367,219
*	Insite Vision, Inc.	18,000	27,180
* #	Insmed, Inc.	152,418	216,434
*	Inspire Pharmaceuticals, Inc.	135,155	932,569
*	Integra LifeSciences Holdings	87,955	3,698,508
*	IntegraMed America, Inc.	20,608	314,272
* #	Interleukin Genetics, Inc.	44,433	219,943
* #	InterMune, Inc.	108,900	3,301,848
*	Interpharm Holdings, Inc.	60,100	105,175
*	IntraLase Corp.	69,500	1,713,870
* #	Introgen Therapeutics, Inc.	139,493	578,896
	Invacare Corp.	96,200	1,787,396
*	Inventiv Health, Inc.	94,977	3,463,811
*	Inverness Medical Innovations, Inc.	7,261	306,414
*	Iomed, Inc.	20,600	36,668
*	Iridex Corp.	25,049	251,993
* #	IRIS International, Inc.	57,524	652,322
* #	Isis Pharmaceuticals, Inc.	242,913	2,215,367
* #	Isolagen, Inc.	102,900	350,889
* #	Ista Pharmaceuticals, Inc.	87,645	711,677
* #	I-Trax, Inc.	120,411	481,644

27

*	IVAX Diagnostics, Inc.	16,600	$17,596
*	Javelin Pharmaceuticals, Inc.	123,100	701,670
*	Kendle International, Inc.	46,103	1,597,469
*	Kensey Nash Corp.	37,454	1,073,432
* #	Keryx Biopharmaceuticals, Inc.	138,150	1,574,910
	Kewaunee Scientific Corp.	2,137	21,926
*	Kindred Healthcare, Inc.	139,778	4,601,492
*	Kosan Biosciences, Inc.	113,297	663,920
*	K-V Pharmaceutical Co. Class A	118,550	2,922,258
*	K-V Pharmaceutical Co. Class B	20,275	499,373
* #	Kyphon, Inc.	123,225	5,558,680
* #	La Jolla Pharmaceutical Co.	79,951	246,249
	Landauer, Inc.	29,300	1,490,491
*	Langer, Inc.	5,500	28,050
*	Lannet Co., Inc.	77,265	441,183
#	LCA-Vision, Inc.	62,225	2,713,010
*	Lectec Corp.	1,000	720
*	Lexicon Genetics, Inc.	193,918	800,881
* #	Lifecell Corp.	104,100	2,484,867
*	Lifecore Biomedical, Inc.	42,430	724,280
*	Ligand Pharmaceuticals, Inc. Class B	186,300	2,094,012
*	Lipid Sciences, Inc.	67,308	91,539
*	Luminex Corp.	97,543	1,372,430
*	Magellan Health Services, Inc.	80,925	3,383,474
* #	Mannkind Corp.	156,593	2,491,395
* #	Martek Biosciences Corp.	99,720	2,255,666
*	Matria Healthcare, Inc.	73,239	1,858,073
*	Matritech, Inc.	26,900	16,947
* #	Matrixx Initiatives, Inc.	31,575	564,245
*	Maxygen, Inc.	115,552	1,274,539
* #	Medarex, Inc.	390,962	5,348,360
*	MedCath Corp.	71,849	2,085,058
*	Medical Action Industries, Inc.	50,558	1,123,399
*	Medical Staffing Network Holdings, Inc.	84,500	538,265
*	MEDTOX Scientific, Inc.	25,945	342,733
*	Memory Pharmaceuticals Corp.	200,107	582,311
*	Memry Corp.	86,700	189,873
* #	Merge Technologies, Inc.	64,244	323,790
	Meridian Bioscience, Inc.	83,756	2,249,686
*	Merit Medical Systems, Inc.	87,776	1,235,008
*	Metabasis Therapeutics, Inc.	97,217	782,597
*	Metropolitan Health Networks, Inc.	160,500	380,385
* #	MGI Pharma, Inc.	252,624	5,360,681
* #	MicroIslet, Inc.	22,600	14,690
*	Micromet, Inc.	34,266	93,889
*	Microtek Medical Holdings, Inc.	131,216	620,652
* #	Milestone Scientific, Inc.	17,500	49,000
*	Minrad International, Inc.	137,486	747,924
*	Molecular Devices Corp.	49,087	1,732,280
*	Molina Healthcare, Inc.	86,800	2,704,688
* #	Momenta Pharmaceuticals, Inc.	76,647	939,692
* #	Monogram Biosciences, Inc.	311,835	617,433
*	MTS Medication Technologies	12,538	140,426
*	Myriad Genetics, Inc.	127,257	4,258,019
*	Nabi Biopharmaceuticals	209,050	1,107,965

28

* #	Nanogen, Inc.	120,410	$170,982
* #	Nastech Pharmaceutical Co., Inc.	68,033	786,461
*	National Dentex Corp.	5,337	90,729
	National Healthcare Corp.	39,108	2,142,336
	National Home Health Care Corp.	7,065	82,731
*	National Medical Health Card Systems, Inc.	14,500	204,160
	National Research Corp.	12,285	281,204
*	Natus Medical, Inc.	70,300	1,132,533
* #	Nektar Therapeutics	259,583	3,078,654
*	Neogen Corp.	30,704	701,586
*	Neopharm, Inc.	86,417	164,192
* #	Neose Technologies, Inc.	98,524	210,841
*	Nephros, Inc.	1,275	2,537
*	Neurobiological Technologies, Inc.	2,700	7,290
*	Neurocrine Biosciences, Inc.	153,200	1,931,852
*	Neurogen Corp.	111,307	697,895
* #	Neurometric, Inc.	35,430	403,193
*	New Brunswick Scientific Co., Inc.	23,630	209,834
* #	New River Pharmaceuticals, Inc.	104,308	6,597,481
* #	NitroMed, Inc.	118,859	457,607
*	NMT Medical, Inc.	41,299	574,469
*	North American Scientific, Inc.	39,350	41,318
* #	Northfield Laboratories, Inc.	82,985	322,812
*	NovaMed, Inc.	75,867	561,416
* #	Novavax, Inc.	197,371	655,272
*	Noven Pharmaceuticals, Inc.	77,908	1,918,095
*	Novoste Corp.	6,550	18,668
*	NPS Pharmaceuticals, Inc.	147,920	519,199
*	Nutraceutical International Corp.	34,906	582,930
*	Nutrition 21, Inc.	500	820
* #	NuVasive, Inc.	108,252	2,557,995
*	Nuvelo, Inc.	160,981	528,018
* #	Occulogix, Inc.	12,200	20,496
*	Odyssey Healthcare, Inc.	103,000	1,398,740
*	Omnicell, Inc.	89,873	1,744,435
* #	Onyx Pharmaceuticals, Inc.	117,100	3,073,875
*	Optical Sensors, Inc.	1,633	2,221
	Option Care, Inc.	109,950	1,460,136
* #	OraSure Technologies, Inc.	147,050	1,170,518
* #	Orchid Cellmark, Inc.	93,589	383,715
*	Orthologic Corp.	106,463	169,276
*	Oscient Pharmaceuticals Corp.	37,949	196,955
*	Osteotech, Inc.	54,739	417,659
	Owens & Minor, Inc.	128,600	4,239,942
*	Oxigene, Inc.	89,830	382,676
* #	Pain Therapeutics, Inc.	141,522	1,116,609
*	PainCare Holdings, Inc.	136,600	94,254
*	Palatin Technologies, Inc.	190,062	395,329
* #	Palomar Medical Technologies, Inc.	61,494	2,513,875
*	Panacos Pharmaceuticals, Inc.	156,137	671,389
*	Par Pharmaceutical Companies, Inc.	114,300	2,775,204
*	Parexel International Corp.	87,062	2,960,979
*	PDI, Inc.	44,359	448,026
*	Pediatric Services of America, Inc.	22,580	293,540
* #	Penwest Pharmaceuticals Co.	71,300	943,299

29

	Perrigo Co.	296,447	$4,950,665
*	Pharmacopia Drug Discovery, Inc.	25,650	119,786
*	Pharmacyclics, Inc.	67,401	207,595
*	Pharmanet Development Group, Inc.	58,918	1,197,214
* #	Pharmanetics, Inc.	100	1
* #	Pharmion Corp.	102,640	2,687,115
*	PhotoMedex, Inc.	126,944	148,524
*	Point Therapeutics, Inc.	660	389
	PolyMedica Corp.	71,749	2,970,409
*	Possis Medical, Inc.	55,154	676,740
*	Pozen, Inc.	93,967	1,478,101
* #	Premier Laser Systems, Inc. Class A	3,400	7
*	Progenics Pharmaceuticals, Inc.	83,400	2,314,350
*	Prospect Medical Holdings, Inc.	18,800	97,572
*	Providence Service Corp.	38,153	839,366
*	ProxyMed, Inc.	41,079	234,561
*	PSS World Medical, Inc.	216,700	4,494,358
	Psychemedics Corp.	16,525	276,959
* #	Psychiatric Solutions, Inc.	153,466	6,132,501
* #	QuadraMed Corp.	134,911	424,970
*	Questcor Pharmaceuticals, Inc.	25,900	32,375
*	Quidel Corp.	106,835	1,150,613
*	Quigley Corp.	24,606	168,551
*	Radiation Therapy Services, Inc.	74,200	2,239,356
*	RadNet, Inc.	29,000	174,000
*	Regeneration Technologies, Inc.	94,740	669,812
*	Regeneron Pharmaceuticals, Inc.	200,737	3,982,622
* #	RegeneRx Biopharmaceuticals, Inc.	11,560	24,623
*	RehabCare Group, Inc.	46,700	709,840
*	Renovis, Inc.	84,500	296,595
*	Repligen Corp.	94,200	292,020
*	Res-Care, Inc.	85,730	1,527,709
*	Retractable Technologies, Inc.	11,200	32,480
*	Rigel Pharmaceuticals, Inc.	80,322	840,971
*	Rochester Medical Corp.	29,538	465,814
*	Rotech Healthcare, Inc.	14,346	40,599
*	Rural/Metro Corp.	13,600	102,952
*	Salix Pharmaceuticals, Ltd.	150,057	2,132,310
* #	Sangamo BioSciences, Inc.	108,597	766,695
* #	Santarus, Inc.	161,036	1,064,448
* #	Savient Pharmaceuticals, Inc.	185,500	2,511,670
*	SciClone Pharmaceuticals, Inc.	146,561	448,477
* #	Sciele Pharma, Inc.	111,564	2,565,972
* #	SCOLR Pharma, Inc.	28,700	98,441
*	Seattle Genetics, Inc.	163,335	1,274,013
* #	Senesco Technologies, Inc.	27,100	31,165
*	Senomyx, Inc.	96,298	1,215,281
* #	Sequenom, Inc.	116,758	489,216
*	SeraCare Life Sciences, Inc.	43,321	256,894
*	Signalife, Inc.	3,100	6,355
	Sirona Dental Systems, Inc.	43,500	1,619,070
*	Somanetics Corp.	41,379	848,270
*	Sonic Innovations, Inc.	81,884	584,652
*	SonoSite, Inc.	52,545	1,580,554
*	Sonus Pharmaceuticals, Inc.	67,150	360,596

30

	Span-American Medical System, Inc.	2,800	$44,520
* #	Specialized Health Products International, Inc.	18,567	16,710
*	Spectranetics Corp.	95,172	1,000,258
* #	Spectrum Pharmaceuticals, Inc.	80,308	479,439
*	SRI/Surgical Express, Inc.	8,700	44,109
*	Staar Surgical Co.	78,400	482,944
* #	StemCells, Inc.	248,997	652,372
* #	Stereotaxis, Inc.	22,000	253,220
	Steris Corp.	165,600	4,289,040
*	Stratagene Corp.	28,326	242,187
*	Strategic Diagnostics, Inc.	61,950	268,244
*	Sun Healthcare Group, Inc.	138,792	1,825,115
*	Sunesis Pharmaceuticals, Inc.	6,600	28,380
*	SunLink Health Systems, Inc.	1,048	7,315
* #	Sunrise Senior Living, Inc.	156,030	6,114,816
*	SuperGen, Inc.	176,459	843,474
* #	SurModics, Inc.	58,192	2,153,686
*	Symbion, Inc.	66,001	1,378,101
*	Symmetry Medical, Inc.	93,300	1,391,103
*	Synovis Life Technologies, Inc.	38,799	483,436
*	Tanox, Inc.	125,570	2,436,058
* #	Telik, Inc.	162,000	939,600
*	The Medicines Co.	183,092	4,937,991
*	Theragenics Corp.	99,200	477,152
*	Third Wave Technologies, Inc.	134,373	706,802
*	Thoratec Corp.	166,843	3,278,465
* #	Threshold Pharmaceuticals, Inc.	85,400	129,808
*	Titan Pharmaceuticals, Inc.	124,483	317,432
*	TLC Vision Corp.	31,060	172,383
* #	Trestle Holdings, Inc.	250	38
*	Trimeris, Inc.	70,778	808,993
*	Tripos, Inc.	10,420	6,252
*	TriZetto Group, Inc.	138,132	2,877,290
*	U.S. Physical Therapy, Inc.	33,498	452,558
*	United Surgical Partners International, Inc.	124,357	3,797,863
* #	United Therapeutics Corp.	74,258	4,173,300
*	Urologix, Inc.	38,742	124,362
*	Uroplasty, Inc.	16,359	56,439
	Utah Medical Products, Inc.	13,805	481,518
#	Valeant Pharmaceuticals International	292,687	5,247,878
*	Varian, Inc.	95,999	5,225,226
*	Vascular Solutions, Inc.	48,300	490,728
*	Vaxgen, Inc.	41,100	79,323
* #	Ventana Medical Systems, Inc.	114,742	4,618,366
*	ViaCell, Inc.	24,500	128,870
*	Viasys Healthcare, Inc.	104,900	3,244,557
*	Vical, Inc.	125,223	653,664
*	ViroPharma, Inc.	222,974	3,567,584
*	Vision-Sciences, Inc.	5,000	5,250
*	VistaCare, Inc.	49,345	464,830
*	Vital Images, Inc.	52,492	1,804,150
	Vital Signs, Inc.	42,340	2,238,939
*	Vivus, Inc.	154,875	611,756
	West Pharmaceutical Services, Inc.	104,500	4,729,670
*	Wright Medical Group, Inc.	107,926	2,412,146

31

*	Xenoport, Inc.	78,871	$2,033,294
	Young Innovations, Inc.	1,134	28,962
*	Zevex International, Inc.	11,066	142,530
*	Zila, Inc.	133,329	281,324
*	Zoll Medical Corp.	63,724	1,772,164
* #	Zymogenetics, Inc.	201,114	3,016,710
Total Health Care			547,350,298

Industrials — (12.7%)
* #	3-D Systems Corp.	33,470	607,481
	AAON, Inc.	40,703	1,130,322
* #	AAR Corp.	121,983	3,550,925
*	Ablest, Inc.	2,100	15,435
	ABM Industries, Inc.	160,589	4,225,097
*	ABX Air, Inc.	192,283	1,432,508
* #	Acco Brands Corp.	177,009	3,855,256
*	Accuride Corp.	64,400	862,960
	Aceto Corp.	76,875	641,906
*	Active Power, Inc.	142,756	296,932
#	Actuant Corp.	90,380	4,717,836
	Administaff, Inc.	91,800	3,257,982
* #	AeroCentury Corp.	400	5,632
*	Aerosonic Corp.	10,600	81,090
*	AirNet Systems, Inc.	21,500	69,875
* #	Airtran Holdings, Inc.	300,500	3,131,210
	Alamo Group, Inc.	23,700	570,696
*	Alaska Air Group, Inc.	127,907	5,244,187
#	Albany International Corp. Class A	85,472	2,923,142
*	Allied Defense Group, Inc.	16,600	200,196
	American Ecology Corp.	59,850	1,128,173
*	American Locker Group, Inc.	300	1,298
* #	American Science & Engineering, Inc.	30,200	1,545,032
* #	American Superconductor Corp.	116,099	1,560,371
#	American Woodmark Corp.	50,976	2,025,786
	Ameron International Corp.	26,400	1,950,432
*	Amistar Corp.	1,600	1,728
	Ampco-Pittsburgh Corp.	35,955	911,459
#	Amrep Corp.	7,370	666,174
	Angelica Corp.	31,299	860,410
*	APAC Customer Services, Inc.	164,175	786,398
	Apogee Enterprises, Inc.	93,610	1,963,938
	Applied Industrial Technologies, Inc.	122,325	2,934,577
	Applied Signal Technologies, Inc.	39,314	633,742
*	Argon ST, Inc.	66,225	1,604,632
	Arkansas Best Corp.	78,200	3,086,554
* #	Arotech Corp.	34,420	113,930
	Art’s-Way Manufacturing Co., Inc.	200	1,566
*	Astec Industries, Inc.	71,400	2,746,044
*	Astronics Corp.	7,525	134,321
* #	ASV, Inc.	87,332	1,362,379
*	Atlas Air Worldwide Holding, Inc.	91,036	4,447,109
*	Avalon Holding Corp. Class A	4,450	34,043
*	Axsys Technologies, Inc.	34,573	587,050
*	AZZ, Inc.	18,600	753,300
	Badger Meter, Inc.	46,570	1,374,281

32

*	Baker (Michael) Corp.	27,700	$667,570
	Baldor Electric Co.	140,633	5,119,041
*	Baldwin Technology Co., Inc. Class A	18,800	94,752
	Barnes Group, Inc.	172,200	3,845,226
	Barrett Business Services, Inc.	37,100	904,127
*	BE Aerospace, Inc.	79,469	2,399,169
	Belden CDT, Inc.	129,239	5,992,812
*	Blount International, Inc.	155,800	1,839,998
	BlueLinx Holdings, Inc.	79,400	938,508
	Bowne & Co., Inc.	81,860	1,271,286
*	Breeze-Eastern Corp.	6,100	62,220
#	Briggs & Stratton Corp.	37,800	1,105,272
*	BTU International, Inc.	29,400	292,824
*	Builders FirstSource, Inc.	40,172	723,899
*	Butler International, Inc.	8,200	15,170
#	C&D Technologies, Inc.	79,200	441,144
*	Cannon Express, Inc.	200	0
* #	Capstone Turbine Corp.	297,900	262,152
	Cascade Corp.	40,300	2,283,801
*	Casella Waste Systems, Inc. Class A	80,089	945,851
*	Catalytica Energy Systems, Inc.	19,291	35,110
*	CBIZ, Inc.	224,697	1,532,434
	CDI Corp.	66,000	1,759,560
*	Celadon Group, Inc.	77,302	1,384,479
	Central Parking Corp.	95,937	2,128,842
*	Cenveo, Inc.	176,300	3,889,178
* #	Ceradyne, Inc.	89,065	4,595,754
	Champion Industries, Inc.	27,847	225,561
*	Channell Commercial Corp.	7,200	24,984
	Chase Corp.	6,986	206,436
	Chicago Rivet & Machine Co.	200	4,440
	CIRCOR International, Inc.	46,490	1,602,045
	Clarcor, Inc.	155,900	4,831,341
*	Clean Harbors, Inc.	64,864	3,276,281
*	Columbus McKinnon Corp.	61,895	1,435,964
*	Comforce Corp.	12,877	29,746
	Comfort Systems USA, Inc.	134,319	1,828,082
*	Commercial Vehicle Group, Inc.	69,456	1,346,752
*	Competitive Technologies, Inc.	9,436	25,477
*	Compudyne Corp.	26,996	190,322
	CompX International, Inc.	5,000	81,600
*	COMSYS IT Partners, Inc.	63,399	1,261,640
*	Conrad Industries, Inc.	7,000	41,300
*	Consolidated Freightways Corp.	150	0
*	Consolidated Graphics, Inc.	42,982	3,062,897
* #	Continental Airlines, Inc.	6,600	261,360
*	Cornell Companies, Inc.	37,500	769,500
*	Corrpro Companies, Inc.	7,075	11,745
*	CoStar Group, Inc.	62,483	2,928,578
*	Covenant Transport, Inc. Class A	30,955	358,149
*	CPI Aerostructures, Inc.	14,966	98,177
*	CRA International, Inc.	38,200	1,978,378
*	Cross (A.T.) Co. Class A	14,300	127,270
	Cubic Corp.	88,149	1,859,944
	Curtiss-Wright Corp.	145,000	5,072,100

33

* #	Delta Air Lines, Inc.	269,947	$214,608
	Deluxe Corp.	186,930	5,770,529
*	Devcon International Corp.	3,500	13,825
*	DHB Industries, Inc.	132,600	457,470
	Diamond Management & Technology Consultants, Inc.	106,050	1,600,295
* #	Distributed Energy Systems Corp.	104,150	315,575
* #	Document Securities Systems, Inc.	42,700	482,510
*	Dollar Thrifty Automotive Group, Inc.	73,500	3,816,855
*	Ducommun, Inc.	33,767	863,760
*	Dynamex, Inc.	34,999	838,576
	Dynamic Materials Corp.	4,000	125,080
#	Eagle Bulk Shipping, Inc.	118,421	2,368,420
	Eastern Co.	7,715	188,246
	Ecology & Environment, Inc. Class A	2,000	23,700
#	EDO Corp.	69,700	1,675,588
*	EGL, Inc.	117,944	4,152,808
*	Electro Rent Corp.	84,056	1,278,492
* #	EMCOR Group, Inc.	91,200	5,477,472
#	Encore Wire Corp.	69,769	1,811,203
* #	Energy Conversion Devices, Inc.	125,360	3,773,336
*	EnerSys	150,700	2,584,505
* #	ENGlobal Corp.	76,400	464,512
	Ennis, Inc.	84,400	2,177,520
*	EnPro Industries, Inc.	67,700	2,571,923
*	Environmental Tectonics Corp.	7,500	26,550
*	ESCO Technologies, Inc.	80,000	3,487,200
	Espey Manufacturing & Electronics Corp.	2,800	51,240
*	Esterline Technologies Corp.	84,400	3,453,648
*	Evercel, Inc.	466	923
* #	Evergreen Solar, Inc.	193,727	1,917,897
*	Exponent, Inc.	48,110	885,705
*	ExpressJet Holdings, Inc.	173,300	1,252,959
	Federal Signal Corp.	156,600	2,356,830
*	Fiberstars, Inc.	35,200	278,080
*	First Aviation Services, Inc.	6,100	20,130
*	First Consulting Group, Inc.	85,003	1,026,836
*	Flanders Corp.	84,297	658,360
* #	Flow International Corp.	115,178	1,395,957
*	FLYi, Inc.	97	0
*	Fortune Industries, Inc.	100	390
	Forward Air Corp.	100,100	3,265,262
*	Foster (L.B.) Co. Class A	9,700	191,575
#	Franklin Electric Co., Inc.	75,820	3,674,237
* #	Frontier Airlines Holdings, Inc.	94,662	635,182
	Frozen Food Express Industries, Inc.	51,982	435,609
*	FTI Consulting, Inc.	137,225	4,606,643
* #	FuelCell Energy, Inc.	159,354	1,099,543
	G & K Services, Inc. Class A	68,055	2,558,187
*	Gardner Denver Machinery, Inc.	25,076	849,324
* #	Gehl Co.	38,850	985,236
*	Gencorp, Inc.	190,311	2,643,420
	General Employment Enterprises, Inc.	3,000	6,750
* #	Genesee & Wyoming, Inc.	119,975	3,114,551
*	Global Cash Access, Inc.	38,000	584,440

34

*	Global Payment Technologies, Inc.	5,400	$6,426
	Gorman-Rupp Co.	42,760	1,231,488
*	GP Strategies Corp.	52,244	468,106
*	Graftech International, Ltd.	324,200	2,561,180
	Graham Corp.	3,700	55,870
#	Greenbrier Companies, Inc.	51,100	1,456,861
*	Griffon Corp.	99,380	2,334,436
	Hardinge, Inc.	16,100	360,640
#	Harland (John H.) Co.	80,500	4,065,250
*	Hawaiian Holdings, Inc.	148,975	686,775
	Healthcare Services Group, Inc.	88,175	2,472,427
#	Heartland Express, Inc.	310,841	5,131,985
#	Heico Corp.	71,800	2,638,650
	Heico Corp. Class A	48,463	1,549,362
*	Heidrick & Struggles International, Inc.	56,807	2,603,465
*	Henry Bros. Electronics, Inc.	14,244	71,932
*	Herley Industries, Inc.	42,000	645,540
* #	Hexcel Corp.	296,113	5,347,801
*	Hill International, Inc.	83,966	644,019
*	Hirsch International Corp. Class A	3,200	8,000
	Hi-Shear Technology Corp.	13,900	157,070
*	Hub Group, Inc. Class A	132,476	4,195,515
*	Hudson Highland Group, Inc.	79,060	1,287,097
*	Hudson Technologies, Inc.	4,700	5,264
*	Hurco Companies, Inc.	20,460	791,393
*	Huttig Building Products, Inc.	62,300	381,899
*	ICT Group, Inc.	49,907	1,350,483
*	IHS, Inc.	46,700	1,753,585
*	II-VI, Inc.	93,904	2,903,512
	IKON Office Solutions, Inc.	347,960	4,864,481
*	Industrial Distribution Group, Inc.	24,306	314,034
*	Infrasource Services, Inc.	128,200	3,143,464
*	Innotrac Corp.	16,300	34,556
*	Innovative Solutions & Support, Inc.	53,850	1,124,927
*	Insituform Technologies, Inc. Class A	87,119	2,207,595
* #	Integrated Alarm Services Group, Inc.	23,500	90,945
*	Integrated Electrical Services, Inc.	52,928	1,241,162
*	Interline Brands, Inc.	19,200	406,272
	International Aluminum Corp.	3,000	157,140
*	International Shipholding Corp.	8,000	142,400
	Interpool, Inc.	57,800	1,410,320
*	Intersections, Inc.	56,970	655,725
* #	Ionatron, Inc.	209,785	1,105,567
*	JPS Industries, Inc.	8,900	31,684
* #	K&F Industries Holdings, Inc.	126,860	3,119,487
*	Kadant, Inc.	35,720	837,277
	Kaman Corp. Class A	74,600	1,701,626
*	Kansas City Southern	14,102	451,828
#	Kaydon Corp.	89,920	3,899,830
	Kelly Services, Inc. Class A	104,366	3,211,342
*	Kenexa Corp.	78,909	2,658,444
*	Key Technology, Inc.	13,864	231,806
*	Kforce, Inc.	130,755	1,778,268
*	Kirby Corp.	700	25,578
#	Knight Transportation, Inc.	275,179	5,140,344

35

	Knoll, Inc.	96,700	$2,238,605
* #	Korn/Ferry International	134,800	3,111,184
*	K-Tron International, Inc.	9,313	673,237
*	LaBarge, Inc.	48,560	636,136
*	Labor Ready, Inc.	166,800	3,064,116
*	Ladish Co., Inc.	45,400	1,897,720
	Lawson Products, Inc.	15,828	620,299
*	Layne Christensen Co.	49,279	1,578,899
*	Learning Tree International, Inc.	52,781	592,731
*	LECG Corp.	76,000	1,021,440
*	LGL Group, Inc.	2,000	14,800
#	Lindsay Corp.	37,200	1,277,448
*	LMI Aerospace, Inc.	34,641	623,192
	LSI Industries, Inc.	68,783	1,135,607
*	Lydall, Inc.	40,700	582,417
*	M&F Worldwide Corp.	62,700	2,429,625
*	Mac-Gray Corp.	28,600	394,108
*	Magnetek, Inc.	93,800	491,512
*	MAIR Holdings, Inc.	53,016	360,509
*	Marten Transport, Ltd.	67,282	1,122,937
*	Maxco, Inc.	3,000	20,970
	McGrath Rentcorp.	79,814	2,376,063
*	Meadow Valley Corp.	2,300	28,014
*	Media Sciences International, Inc.	2,800	15,932
* #	Medialink Worldwide, Inc.	18,700	109,582
*	Merrimac Industries, Inc.	2,960	26,699
*	Mesa Air Group, Inc.	105,435	802,360
	Met-Pro Corp.	35,904	557,948
*	MFRI, Inc.	16,605	309,683
* #	Microvision, Inc.	137,419	469,973
*	Middleby Corp.	22,487	2,479,866
*	Midwest Air Group, Inc.	57,700	750,100
*	Milacron, Inc.	150,305	114,232
*	Millennium Cell, Inc.	57,100	57,100
*	Miller Industries, Inc.	36,380	824,007
#	Mine Safety Appliances Co.	115,900	4,711,335
*	Misonix, Inc.	21,900	119,355
*	Mobile Mini, Inc.	114,130	3,073,521
*	Modtech Holdings, Inc.	50,350	195,862
*	Moog, Inc. Class A	118,046	4,498,733
*	Moog, Inc. Class B	4,850	185,076
*	MTC Technologies, Inc.	48,948	1,033,292
	Mueller Industries, Inc.	114,545	3,413,441
	Multi-Color Corp.	14,075	491,499
*	M-Wave, Inc.	575	1,909
	NACCO Industries, Inc. Class A	6,400	821,952
*	Nashua Corp.	6,400	57,216
*	National Patent Development Corp.	14,160	35,046
*	National Technical Systems, Inc.	21,100	123,857
*	Navigant Consulting, Inc.	171,800	3,327,766
* #	NCI Building Systems, Inc.	64,300	3,590,512
	Nordson Corp.	104,375	5,091,413
*	North America Galvanizing & Coatings, Inc.	6,800	32,436
* #	Northwest Airlines Corp.	60,357	93,553
*	NuCo2, Inc.	50,300	1,234,362

36

*	Odyssey Marine Exploration, Inc.	147,700	$423,899
* #	Old Dominion Freight Line, Inc.	115,622	3,597,000
	Omega Flex, Inc.	25,100	564,750
*	On Assignment, Inc.	108,815	1,334,072
*	Orbit International Corp.	1,977	15,401
*	Orbital Sciences Corp.	195,352	3,866,016
*	P.A.M. Transportation Services, Inc.	20,468	468,717
*	Paragon Technologies, Inc.	9,400	55,554
*	Park-Ohio Holdings Corp.	29,635	540,542
*	Patrick Industries, Inc.	6,275	72,068
*	Patriot Transportation Holding, Inc.	8,024	684,046
*	Peerless Manufacturing Co.	6,928	187,195
*	Pemco Aviation Group, Inc.	950	7,192
*	Perini Corp.	84,700	3,073,763
*	PHH Corp.	171,200	4,843,248
*	Pinnacle Airlines Corp.	70,700	1,269,065
* #	Plug Power, Inc.	221,443	770,622
	Portec Rail Products, Inc.	16,500	169,125
*	Powell Industries, Inc.	39,430	1,189,209
*	Power-One, Inc.	276,861	1,705,464
*	PPT Vision, Inc.	1,700	859
	Preformed Line Products Co.	8,071	269,814
* #	PRG-Schultz International, Inc.	16,122	163,477
	Providence & Worcester Railroad Co.	3,900	67,665
#	PW Eagle, Inc.	38,300	1,272,326
*	Quality Distribution, Inc.	58,800	505,680
* #	Quanta Services, Inc.	55,388	1,284,448
	Quipp, Inc.	1,400	10,010
	Quixote Corp.	28,540	583,358
	Raven Industries, Inc.	56,730	1,640,064
*	RCM Technologies, Inc.	12,027	81,663
	Regal-Beloit Corp.	99,004	4,478,941
*	Republic Airways Holdings, Inc.	135,567	2,686,938
*	Resources Connection, Inc.	155,136	5,020,201
	Robbins & Myers, Inc.	58,700	2,299,279
	Rollins, Inc.	216,850	4,987,550
*	Rush Enterprises, Inc. Class A	54,571	1,013,383
*	Rush Enterprises, Inc. Class B	6,800	120,768
*	Saia, Inc.	37,454	1,020,247
	Schawk, Inc.	84,660	1,485,783
*	School Specialty, Inc.	68,200	2,544,542
*	Schuff International, Inc.	6,800	138,550
*	Secom General Corp.	140	154
*	Sequa Corp. Class A	6,700	821,420
*	Sequa Corp. Class B	2,500	306,775
	Servidyne, Inc.	330	1,564
*	Servotronics, Inc.	1,300	11,492
* #	Shaw Group, Inc.	38,307	1,179,089
*	SIFCO Industries, Inc.	5,715	47,720
* #	Simclar, Inc.	6,400	37,120
#	Simpson Manufacturing Co., Inc.	124,649	4,140,840
*	Sirva, Inc.	210,200	771,434
	Skywest, Inc.	152,996	3,909,048
*	SL Industries, Inc.	9,500	123,975
	Smith (A.O.) Corp.	67,550	2,612,159

37

*	Smithway Motor Xpress Corp. Class A	3,900	$36,309
*	SPACEHAB, Inc.	25,866	17,589
*	Sparton Corp.	9,329	75,005
*	Spherion Corp.	162,820	1,444,213
*	Spherix, Inc.	11,700	21,645
*	Spire Corp.	25,726	271,409
* #	Standard Automotive Corp.	4,400	0
*	Standard Parking Corp.	31,926	1,085,165
	Standard Register Co.	77,500	1,016,025
	Standex International Corp.	38,900	1,095,424
	Starrett (L.S.) Co. Class A	4,700	85,070
*	Sterling Construction Co., Inc.	31,500	592,830
*	Stonepath Group, Inc.	65,000	20,150
*	Strategic Distribution, Inc.	2,929	29,334
	Sun Hydraulics, Inc.	34,669	762,371
*	Superior Essex, Inc.	62,818	1,998,241
	Supreme Industries, Inc.	15,908	101,493
	Synagro Techonologies, Inc.	240,791	1,374,917
	Sypris Solutions, Inc.	54,547	332,191
*	SYS	38,800	91,180
	TAL International Group, Inc.	22,900	548,913
*	Target Logistics, Inc.	11,000	26,400
* #	Taser International, Inc.	198,200	1,573,708
	TB Wood’s Corp.	10,383	255,422
*	Team, Inc.	26,000	888,160
*	TeamStaff, Inc.	19,500	22,425
	Tech/Ops Sevcon, Inc.	4,370	29,498
	Technology Research Corp.	18,250	91,250
*	Tecumseh Products Co. Class A	42,900	730,158
*	Teledyne Technologies, Inc.	111,000	4,223,550
*	TeleTech Holdings, Inc.	212,420	6,686,982
	Tennant Co.	59,900	1,843,722
* #	Tetra Tech, Inc.	185,296	3,303,828
* #	The Advisory Board Co.	61,697	3,208,861
*	The Geo Group, Inc.	63,800	2,985,202
* #	The Lamson & Sessions Co.	48,300	1,455,279
	Thomas Group, Inc.	3,900	47,385
#	Titan International, Inc.	63,300	1,547,052
	Todd Shipyards Corp.	6,400	128,192
*	Trailer Bridge, Inc.	9,500	80,275
*	TransDigm Group, Inc.	18,000	574,200
*	TRC Companies, Inc.	46,500	470,580
	Tredegar Industries, Inc.	108,191	2,413,741
* #	Trex Co., Inc.	44,900	1,096,458
#	Trinity Industries, Inc.	10,849	454,031
	Triumph Group, Inc.	52,015	2,788,524
*	TRM Corp.	38,500	112,805
*	Tufco Technologies, Inc.	4,600	34,960
* #	TurboChef Technologies, Inc.	92,738	1,391,997
	Twin Disc, Inc.	18,740	804,883
*	U.S. Home Systems, Inc.	26,449	336,167
*	U.S. Xpress Enterprises, Inc. Class A	10,523	202,989
	UAP Holding Corp.	153,100	3,884,147
* #	Ultralife Batteries, Inc.	48,130	433,170
	United Industrial Corp.	35,400	1,909,830

38

*	United Rentals, Inc.	64,900	$1,854,842
*	United Stationers, Inc.	95,009	5,225,495
	Universal Forest Products, Inc.	54,005	2,799,079
*	Universal Security Instruments, Inc.	7,649	220,291
*	Universal Truckload Services, Inc.	19,900	482,575
* #	UQM Technologies, Inc.	80,900	372,140
*	USA Truck, Inc.	31,835	516,682
* #	Valence Technology, Inc.	20,900	36,157
	Valmont Industries, Inc.	81,880	4,644,234
*	Valpey Fisher Corp.	1,650	6,237
*	Versar, Inc.	26,000	128,700
	Viad Corp.	69,200	2,579,776
	Vicor Corp.	91,942	858,738
* #	Volt Information Sciences, Inc.	74,150	2,535,189
	VSE Corp.	4,989	209,538
	Wabash National Corp.	99,700	1,606,167
	Wabtec Corp.	159,100	5,123,020
	Walter Industries, Inc.	158,000	3,938,940
*	Washington Group International, Inc.	74,115	4,344,621
* #	Waste Connections, Inc.	76,100	3,365,142
	Waste Industries USA, Inc.	44,600	1,131,502
	Watsco, Inc. Class A	77,200	3,888,564
	Watsco, Inc. Class B	1,350	67,770
	Watson Wyatt & Co. Holdings	122,700	5,898,189
#	Watts Water Technologies, Inc.	97,400	3,668,084
	Werner Enterprises, Inc.	240,684	4,640,388
*	Westaff, Inc.	36,500	200,020
* #	Western Power & Equipment Corp.	3,273	2,373
*	Willis Lease Finance Corp.	9,500	99,750
*	Wolverine Tube, Inc.	43,700	99,636
	Woodward Governor Co.	109,618	4,566,686
*	World Air Holdings, Inc.	1,104	11,206
	WSI Industries, Inc.	2,000	6,500
*	Xanser Corp.	111,676	597,467
*	Zareba Systems, Inc.	300	1,464
Total Industrials			577,346,186

Information Technology — (16.5%)
*	24/7 Real Media, Inc.	156,700	1,510,588
*	3Com Corp.	104,194	403,231
* #	8X8, Inc.	19,200	27,264
*	Acacia Research-Acacia Technologies	84,160	1,162,250
* #	Access Integrated Technologies, Inc.	71,200	473,480
*	ACE*COMM Corp.	7,300	6,935
*	Acorn Factor, Inc.	7,100	29,856
*	Actel Corp.	85,935	1,438,552
*	ActivIdentity Corp.	145,943	760,363
*	Actuate Corp.	198,776	1,053,513
*	Adaptec, Inc.	375,900	1,372,035
*	ADDvantage Technologies Group, Inc.	10,367	36,803
*	Adept Technology, Inc.	2,150	15,416
	Adtran, Inc.	262,626	6,048,277
*	Advanced Energy Industries, Inc.	147,864	2,977,981
* #	Advanced Photonix, Inc.	13,500	27,675
*	Advent Software, Inc.	89,685	3,246,597

39

*	Aehr Test Systems	16,475	$97,367
*	Aeroflex, Inc.	242,647	2,773,455
*	Aetrium, Inc.	31,235	119,005
*	Agile Software Corp.	186,895	1,197,997
	Agilysys, Inc.	82,488	1,732,248
* #	Airspan Networks, Inc.	133,300	605,182
*	Allen Organ Co. Escrow	800	13,032
*	Alliance Semiconductor Corp.	48,050	210,459
*	Allied Motion Technologies, Inc.	2,800	16,800
*	Altiris, Inc.	94,400	3,071,776
	American Software, Inc. Class A	80,005	588,037
*	American Technical Ceramics Corp.	19,250	268,345
*	AMIS Holdings, Inc.	290,428	3,290,549
* #	Amkor Technology, Inc.	530,969	6,122,073
*	Ampex Corp. Class A	5,825	100,598
*	Amtech Systems, Inc.	10,850	76,384
* #	Anadigics, Inc.	153,700	1,876,677
*	Analex Corp.	36,800	134,320
*	Analysts International Corp.	60,586	103,602
*	Analytical Surveys, Inc.	730	372
*	Anaren, Inc.	56,600	943,522
*	Andrew Corp.	325,114	3,452,711
*	Ansoft Corp.	78,078	2,419,637
*	Answerthink, Inc.	139,833	451,661
*	Ansys, Inc.	89,488	4,565,678
*	APA Enterprises, Inc.	11,400	14,934
*	Apogee Technology, Inc.	5,300	6,095
*	Applied Innovation, Inc.	33,100	110,554
*	Applied Micro Circuits Corp.	949,738	3,675,486
*	Applix, Inc.	25,700	310,970
* #	Aptimus, Inc.	20,901	93,636
*	aQuantive, Inc.	166,925	4,229,880
*	Ardent Communications, Inc.	12,900	39
* #	Ariba, Inc.	253,121	2,356,557
* #	Arris Group, Inc.	355,800	4,675,212
*	Art Technology Group, Inc.	357,785	776,393
*	ASA International, Ltd.	640	2,016
* #	Ascendia Brands, Inc.	40,200	73,968
*	Aspen Technology, Inc.	165,364	1,984,368
*	Astea International, Inc.	2,800	17,668
	Astro-Med, Inc.	12,189	132,007
*	Asyst Technologies, Inc.	161,700	1,141,602
* #	Atari, Inc.	29,458	150,530
*	Atheros Communications	173,796	4,391,825
* #	Atmel Corp.	2,500	13,850
* #	ATMI, Inc.	115,233	3,830,345
*	Authentidate Holding Corp.	99,800	159,680
*	Autobytel, Inc.	140,100	546,390
* #	Avanex Corp.	430,395	804,839
*	Avici Systems, Inc.	44,343	388,888
* #	Avid Technology, Inc.	130,463	4,357,464
*	Aviza Technology, Inc.	1,156	8,450
*	Avocent Corp.	136,565	4,346,864
*	Aware, Inc.	77,392	424,882
*	Axcelis Technologies, Inc.	324,200	2,360,176

40

*	Axesstel, Inc.	57,700	$119,439
*	AXS-One, Inc.	83,200	60,736
*	AXT, Inc.	95,690	469,838
* #	Bankrate, Inc.	57,957	2,352,475
* #	BearingPoint, Inc.	665,261	5,322,088
	Bel Fuse, Inc. Class A	2,500	73,225
	Bel Fuse, Inc. Class B	29,247	929,762
*	Bell Industries, Inc.	8,700	40,890
*	Bell Microproducts, Inc.	97,271	666,306
*	Benchmark Electronics, Inc.	228,792	4,914,452
*	BISYS Group, Inc.	360,600	4,738,284
*	Bitstream, Inc.	8,200	58,056
	Black Box Corp.	56,600	2,144,008
* #	Blackboard, Inc.	92,664	3,091,271
*	Blonder Tongue Laboratories, Inc.	9,500	18,145
* #	Blue Coat Systems, Inc.	47,786	1,544,921
	Bogen Communications International, Inc.	12,100	83,490
*	Bookham, Inc.	227,616	596,354
* #	Borland Software Corp.	250,800	1,301,652
*	Bottomline Technologies, Inc.	81,339	995,589
	BPO Management Services, Inc.	176	171
*	Brightpoint, Inc.	161,880	1,953,892
*	Broadcaster, Inc.	1,200	1,944
* #	BroadVision, Inc.	512,806	1,087,149
*	Brocade Communications Systems, Inc.	286,599	2,582,257
*	Brooks Automation, Inc.	249,334	3,872,157
*	BSQUARE Corp.	30,968	132,233
* #	Cabot Microelectronics Corp.	78,900	2,582,397
*	CalAmp Corp.	77,728	691,002
*	California Micro Devices Corp.	74,771	382,828
*	Callidus Software, Inc.	31,000	231,260
*	CallWave, Inc.	58,900	171,399
	CAM Commerce Solutions, Inc.	10,100	250,985
*	Captaris, Inc.	89,228	554,106
*	Carreker Corp.	81,379	649,404
*	Carrier Access Corp.	105,489	522,171
	Cass Information Systems, Inc.	958	32,304
*	Catalyst Semiconductor, Inc.	52,540	175,484
*	Catapult Communications Corp.	43,491	441,434
*	C-COR, Inc.	158,200	2,159,430
*	CellStar Corp.	28,818	76,368
*	Centillium Communications, Inc.	116,889	226,765
*	CEVA, Inc.	62,967	455,251
*	Checkpoint Systems, Inc.	123,900	2,423,484
*	Cherokee International Corp.	63,669	298,608
*	Chordiant Software, Inc.	102,730	939,980
*	Ciber, Inc.	169,812	1,193,778
*	Ciprico, Inc.	10,155	75,045
*	Cirrus Logic, Inc.	288,790	2,503,809
*	Clarus Corp.	32,700	256,695
*	CMGI, Inc.	121,600	187,264
* #	CNET Networks, Inc.	631,185	5,541,804
	Cognex Corp.	139,800	3,065,814
*	Coherent, Inc.	99,293	2,984,748
	Cohu, Inc.	73,798	1,375,595

41

*	Comarco, Inc.	18,436	$147,672
* #	Commerce One, Inc.	45,000	0
*	CommScope, Inc.	153,800	5,916,686
	Communications Systems, Inc.	8,360	89,034
*	Computer Horizons Corp.	109,633	511,986
*	Computer Task Group, Inc.	49,800	233,064
*	Comtech Telecommunications Corp.	76,200	2,617,470
* #	Concur Technologies, Inc.	119,383	1,930,423
*	Concurrent Computer Corp.	207,000	327,060
*	Conexant Systems, Inc.	1,062,406	2,114,188
* #	Convera Corp.	127,874	391,294
*	Corillian Corp.	155,383	776,915
*	Cosine Communications, Inc.	22,621	79,174
*	Covansys Corp.	120,006	2,959,348
*	C-Phone Corp.	8,900	53
*	CPI International, Inc.	4,218	73,942
*	Cray, Inc.	55,562	742,864
*	Credence Systems Corp.	331,998	1,507,271
*	Critical Path, Inc.	2,200	264
*	Crossroads Systems, Inc.	21,669	27,736
* #	CSG Systems International, Inc.	153,632	3,788,565
*	CSP, Inc.	6,202	55,818
	CTS Corp.	96,159	1,302,954
*	CVD Equipment Corp.	9,798	57,318
*	Cyberoptics Corp.	29,211	400,191
*	Cybersource Corp.	115,200	1,407,744
*	Cymer, Inc.	122,886	5,107,142
#	Daktronics, Inc.	129,416	3,451,525
*	Data I/O Corp.	7,400	27,750
*	Datalink Corp.	35,900	316,100
	Dataram Corp.	27,300	122,850
* #	DataTRAK International, Inc.	7,600	38,684
*	Datawatch Corp.	4,032	12,499
*	Delphax Technologies, Inc.	6,300	8,001
*	Digi International, Inc.	82,826	1,107,384
*	Digimarc Corp.	69,965	759,820
* #	Digital Angel Corp.	132,600	330,174
*	Digital River, Inc.	40,373	2,236,260
* #	Diodes, Inc.	85,639	3,214,888
*	Ditech Networks, Inc.	100,655	780,076
*	Document Sciences Corp.	14,200	101,246
*	Dot Hill Systems Corp.	143,078	496,481
*	DPAC Technologies Corp.	1,261	158
*	DSP Group, Inc.	90,900	1,871,631
*	DTS, Inc.	58,459	1,414,123
*	Dycom Industries, Inc.	134,066	3,351,650
*	Dynamics Research Corp.	24,408	246,277
*	EarthLink, Inc.	404,597	2,880,731
*	EasyLink Services Corp.	1,393	6,450
* #	Echelon Corp.	126,106	1,196,746
* #	eCollege.com, Inc.	73,574	1,278,716
* #	EDGAR Online, Inc.	79,784	257,702
*	Edgewater Technology, Inc.	27,039	210,363
*	EFJ, Inc.	80,894	511,250
*	eFunds Corp.	154,506	3,879,646

42

*	Elecsys Corp.	600	$2,880
*	Electro Scientific Industries, Inc.	93,093	2,003,361
* #	Electroglas, Inc.	63,500	151,765
*	Electronics for Imaging, Inc.	187,466	4,277,974
* #	eLoyalty Corp.	26,047	530,577
*	Embarcadero Technologies, Inc.	77,550	476,157
* #	EMCORE Corp.	152,650	683,872
*	EMS Technologies, Inc.	50,268	1,006,868
*	Emulex Corp.	284,300	5,088,970
*	En Pointe Technologies, Inc.	6,400	22,528
*	Endwave Corp.	37,200	467,604
*	Entegris, Inc.	433,731	4,831,763
*	Entrust, Inc.	197,890	856,864
*	Epicor Software Corp.	190,852	2,568,868
*	EPIQ Systems, Inc.	63,377	1,123,674
*	ePlus, Inc.	25,190	270,541
*	eSpeed, Inc.	98,200	835,682
*	ESS Technology, Inc.	110,500	139,230
* #	Euronet Worldwide, Inc.	123,036	3,362,574
*	Evans & Sutherland Computer Corp.	12,743	38,229
*	Evolving Systems, Inc.	12,200	23,790
*	Exar Corp.	111,508	1,499,783
*	Excel Technology, Inc.	33,772	902,050
*	Extreme Networks, Inc.	393,314	1,734,515
*	Ezenia!, Inc.	200	440
*	FalconStor Software, Inc.	161,405	1,622,120
*	Faro Technologies, Inc.	47,460	1,280,945
*	FEI Co.	111,750	3,665,400
* #	Finisar Corp.	984,756	3,141,372
*	Firstwave Technologies, Inc.	2,500	7,025
* #	Flextronics International, Ltd.	74,958	819,291
*	Forgent Networks, Inc.	70,600	89,662
*	FormFactor, Inc.	64,756	2,768,319
*	Forrester Research, Inc.	73,087	1,960,924
	Frequency Electronics, Inc.	16,500	185,625
*	FSI International, Inc.	93,400	478,208
*	Gartner Group, Inc.	3,600	76,176
*	Gateway, Inc.	619,013	1,281,357
*	Genesis Microchip, Inc.	93,462	743,023
*	Gerber Scientific, Inc.	70,100	738,854
	Gevity HR, Inc.	82,310	1,639,615
*	Giga-Tronics, Inc.	4,500	9,000
*	Glenayre Technologies, Inc.	206,877	542,018
* #	Global e-Point, Inc.	2,908	1,716
*	Global Imaging Systems, Inc.	160,812	3,227,497
*	Globecomm Systems, Inc.	23,974	266,831
* #	GlobeTel Communications Corp.	236,100	82,635
*	Globix Corp.	119,000	559,300
*	Goldleaf Financial Solutions, Inc.	189	1,274
*	Greenfield Online, Inc.	81,400	1,213,674
*	GSE Systems, Inc.	30,326	217,741
*	GTSI Corp.	25,820	263,106
*	Halifax Corp.	1,000	2,750
*	Harmonic, Inc.	238,946	2,105,114
*	Harris Stratex Networks, Inc. Class A	76,003	1,550,461

43

*	Hauppauge Digital, Inc.	31,020	$217,450
#	Heartland Payment Systems, Inc.	118,900	2,962,988
*	HEI, Inc.	24,250	31,040
*	hi/fn, Inc.	44,700	244,509
*	Hittite Microwave Corp.	93,736	3,931,288
*	Hutchinson Technology, Inc.	83,200	1,881,984
*	Hypercom Corp.	162,600	921,942
* #	I.D. Systems, Inc.	34,640	524,450
* #	i2 Technologies, Inc.	67,000	1,595,270
*	iBasis, Inc.	106,187	1,072,489
*	Ibis Technology Corp.	33,700	46,169
*	iCAD, Inc.	3,500	13,930
*	iGATE Capital Corp.	168,901	1,143,460
*	ImageWare Systems, Inc.	35,700	74,613
*	I-many, Inc.	46,200	86,394
	Imation Corp.	111,400	4,635,354
*	Immersion Corp.	78,800	575,240
* #	Infocrossing, Inc.	69,591	1,087,707
*	InFocus Corp.	125,913	343,742
*	Informatica Corp.	268,300	3,477,168
*	Inforte Corp.	33,700	118,624
*	InfoSpace, Inc.	99,946	2,278,769
	infoUSA, Inc.	134,005	1,376,231
*	Innodata Isogen, Inc.	75,600	192,780
*	Innovex, Inc.	55,800	106,020
*	InPlay Technologies, Inc.	10,200	18,870
*	Insight Enterprises, Inc.	154,741	2,989,596
*	Insightful Corp.	6,200	16,926
*	InsWeb Corp.	1,633	5,536
	Integral Systems, Inc.	33,975	841,561
*	Integral Vision, Inc.	1,300	676
*	Integrated Silicon Solution, Inc.	119,951	723,305
* #	Intelli-Check, Inc.	39,000	284,700
*	Intelligent Systems Corp.	4,400	16,412
*	Intelligroup, Inc.	30,400	39,824
*	Interactive Intelligence, Inc.	53,941	797,787
* #	Interdigital Communications Corp.	159,600	5,541,312
*	Interlink Electronics, Inc.	35,900	97,828
* #	Intermec, Inc.	187,800	4,206,720
* #	Internap Network Services Corp.	113,000	2,126,660
*	Internet Capital Group, Inc.	125,015	1,430,172
*	Internet Commerce Corp.	3,900	9,750
*	Interphase Corp.	18,800	212,064
	Inter-Tel, Inc.	76,500	1,770,210
*	Intervoice, Inc.	123,618	793,628
*	Interwoven, Inc.	139,507	2,123,297
*	Intest Corp.	27,732	114,810
*	Intevac, Inc.	67,636	1,844,434
*	IntriCon Corp.	13,750	79,750
*	Intrusion, Inc.	4,050	1,823
*	INX, Inc.	11,500	109,480
*	Iomega Corp.	175,095	591,821
* #	iPass, Inc.	75,000	382,500
* #	IPIX Corp.	4,350	87
*	Island Pacific, Inc.	71,900	7,190

44

*	Iteris, Inc.	43,530	$114,049
* #	Itron, Inc.	81,900	5,292,378
*	Ixia	208,028	2,292,469
*	IXYS Corp.	107,624	1,113,908
*	j2 Global Communications, Inc.	158,964	3,821,495
*	Jaco Electronics, Inc.	6,309	23,850
*	JDA Software Group, Inc.	84,412	1,254,362
*	JMAR Industries, Inc.	23,100	4,620
* #	Jupitermedia Corp.	113,569	972,151
*	Keane, Inc.	180,564	2,477,338
	Keithley Instruments, Inc.	44,500	674,175
* #	Kemet Corp.	226,623	1,767,659
*	Key Tronic Corp.	30,677	125,162
*	Keynote Systems, Inc.	28,100	368,391
*	Kintera, Inc.	43,411	65,551
*	Knova Software, Inc.	290	1,436
* #	Komag, Inc.	89,109	3,028,815
*	Kopin Corp.	217,236	784,222
* #	Kronos, Inc.	101,455	4,007,473
*	Kulicke & Soffa Industries, Inc.	182,634	1,735,023
*	KVH Industries, Inc.	45,928	461,117
* #	L-1 Identity Solutions, Inc.	228,639	3,633,074
*	Lantronix, Inc.	14,600	22,776
* #	LaserCard Corp.	37,824	476,204
*	Lattice Semiconductor Corp.	366,451	2,257,338
* #	Lawson Software, Inc.	601,406	4,763,136
*	LeCroy Corp.	39,913	362,809
*	Lightbridge, Inc.	87,576	1,413,477
*	LightPath Technologies, Inc.	1,850	9,565
*	Lionbridge Technologies, Inc.	185,246	994,771
*	Littlefuse, Inc.	71,600	2,637,028
*	Logic Devices, Inc.	6,500	13,520
*	LogicVision, Inc.	52,141	52,141
*	Logility, Inc.	36,087	259,826
*	LoJack Corp.	58,200	1,108,128
*	LookSmart, Ltd.	73,380	317,735
*	Loral Space & Communications, Inc.	64,043	2,981,202
*	LTX Corp.	198,496	1,234,645
* #	Lumera Corp.	54,284	232,878
* #	Macrovision Corp.	163,993	4,045,707
*	Magma Design Automation, Inc.	120,083	1,210,437
*	Mai Systems Corp. Escrow Shares	3	0
*	Management Network Group, Inc.	70,900	135,419
*	Manatron, Inc.	1,102	9,444
*	Manhattan Associates, Inc.	93,294	2,595,439
*	ManTech International Corp. Class A	59,700	2,056,665
*	Mapinfo Corp.	68,799	963,186
#	Marchex, Inc. Class B	77,156	1,040,063
*	Mastec, Inc.	208,350	2,387,691
*	Mattson Technology, Inc.	168,145	1,481,357
	Maximus, Inc.	68,400	2,061,576
* #	Maxwell Technologies, Inc.	53,379	737,164
* #	MDI, Inc.	13,600	11,016
*	Measurement Specialties, Inc.	12,500	288,250
*	Mechanical Technology, Inc.	89,820	144,610

45

*	MedQuist, Inc.	62,700	$689,700
*	Mentor Graphics Corp.	265,927	4,491,507
*	Mercury Computer Systems, Inc.	61,100	777,192
*	Merix Corp.	63,213	567,021
	Mesa Laboratories, Inc.	5,219	103,702
	Methode Electronics, Inc.	119,020	1,286,606
*	Micrel, Inc.	250,073	2,915,851
*	Micros Systems, Inc.	1,040	57,990
* #	Microsemi Corp.	173,302	3,511,099
*	MicroStrategy, Inc.	32,400	4,084,668
*	Microtune, Inc.	181,447	803,810
* #	Midway Games, Inc.	283,100	1,910,925
* #	Mindspeed Technologies, Inc.	354,570	861,605
*	MIPS Technologies, Inc.	151,400	1,411,048
*	MIVA, Inc.	100,800	421,344
*	MKS Instruments, Inc.	180,607	4,356,241
* #	Mobility Electronics, Inc.	86,115	280,735
*	Mobius Management Systems, Inc.	62,280	444,679
	Mocon, Inc.	17,695	238,883
*	Moldflow Corp.	36,112	512,790
*	Monolithic Power Systems	96,719	1,227,364
*	MoSys, Inc.	100,560	781,351
*	Motive, Inc.	26,000	85,800
*	MPS Group, Inc.	327,900	4,695,528
* #	MRV Communications, Inc.	400,781	1,510,944
*	MSC.Software Corp.	143,306	1,927,466
* #	MTI Technology Corp.	1,300	1,170
*	MTM Technologies, Inc.	4,800	6,528
	MTS Systems Corp.	58,287	2,202,083
* #	Multi-Fineline Electronix, Inc.	78,372	1,442,829
*	Nanometrics, Inc.	37,194	284,162
*	Napco Security Systems, Inc.	59,860	311,272
*	Napster, Inc.	3,129	12,172
* #	NeoMagic Corp.	44,218	163,164
*	Neoware Systems, Inc.	60,400	711,512
*	Net Perceptions, Inc.	22,600	62,150
*	NETGEAR, Inc.	107,893	2,916,348
* #	Netlogic Microsystems, Inc.	57,878	1,443,477
*	NetManage, Inc.	30,279	157,451
*	NetRatings, Inc.	110,631	2,293,381
*	NetScout Systems, Inc.	101,550	876,377
*	Network Engines, Inc.	125,598	262,500
*	Network Equipment Technologies, Inc.	80,600	637,546
*	Newport Corp.	131,318	2,345,339
*	NIC, Inc.	190,578	1,008,158
*	NMS Communications Corp.	152,100	284,427
* #	Novatel Wireless, Inc.	92,902	1,227,235
*	Nu Horizons Electronics Corp.	44,007	434,789
* #	Nuance Communications, Inc.	299,829	4,224,591
*	NumereX Corp. Class A	10,500	102,480
* #	NYFIX, Inc.	78,514	490,713
	O.I. Corp.	3,090	32,090
* #	OmniVision Technologies, Inc.	154,400	2,001,024
*	Omtool, Ltd.	3,470	10,167
* #	ON Semiconductor Corp.	261,543	2,568,352

46

*	Online Resources Corp.	82,270	$851,495
*	Onvia, Inc.	4,178	29,246
*	OpenTV Corp.	38,746	101,515
* #	Openwave Systems, Inc.	306,652	2,502,280
*	Oplink Communications, Inc.	69,800	1,151,002
*	OPNET Technologies, Inc.	71,411	1,011,180
* #	Opsware, Inc.	324,392	2,394,013
*	OPTi, Inc.	11,200	73,920
*	Optical Cable Corp.	15,000	78,900
*	Optical Communication Products, Inc.	136,650	192,677
*	OSI Systems, Inc.	51,800	1,295,000
*	Overland Storage, Inc.	40,075	164,308
*	OYO Geospace Corp.	19,911	1,353,351
*	Packeteer, Inc.	112,848	1,354,176
* #	Palm, Inc.	200,741	3,322,264
*	PAR Technology Corp.	22,550	204,529
*	Parametric Technology Corp.	37,182	709,061
	Park Electrochemical Corp.	64,650	1,807,614
* #	Parkervision, Inc.	74,786	815,915
*	Path 1 Network Technologies, Inc.	17,600	1,936
*	Paxar Corp.	135,400	3,118,262
* #	PC Connection, Inc.	83,050	1,368,664
*	PC-Tel, Inc.	71,400	742,560
*	PDF Solutions, Inc.	87,713	999,051
*	Peerless Systems Corp.	23,600	48,380
	Pegasystems, Inc.	113,438	1,002,792
*	Perceptron, Inc.	22,068	200,819
*	Perficient, Inc.	86,937	1,689,186
*	Performance Technologies, Inc.	37,700	194,155
*	Pericom Semiconductor Corp.	80,736	817,048
*	Pervasive Software, Inc.	70,539	284,978
*	Pfsweb, Inc.	35,142	34,801
*	Phoenix Technologies, Ltd.	78,836	490,360
*	Photon Dynamics, Inc.	52,000	613,600
*	Photronics, Inc.	134,026	2,066,681
*	Pinnacle Data Systems, Inc.	4,200	10,500
*	Pixelworks, Inc.	49,500	95,535
*	Planar Systems, Inc.	48,000	429,120
	Plantronics, Inc.	180,900	3,701,214
*	PLATO Learning, Inc.	72,866	371,617
*	Plexus Corp.	132,661	2,175,640
*	PLX Technology, Inc.	90,838	911,105
* #	PMC-Sierra, Inc.	671,419	4,532,078
*	Porta Systems Corp.	300	40
*	Power Integrations, Inc.	85,700	2,215,345
* #	Powerwave Technologies, Inc.	313,094	1,665,660
*	Presstek, Inc.	103,098	606,216
	Printronix, Inc.	6,700	87,636
*	Progress Software Corp.	131,900	3,699,795
*	Proxim Corp.	6,726	135
	QAD, Inc.	103,459	865,952
	Quality Systems, Inc.	86,218	3,528,903
*	Qualstar Corp.	5,400	17,496
*	Quantum Corp.	620,300	1,532,141
*	Quest Software, Inc.	324,877	5,301,993

47

*	QuickLogic Corp.	81,900	$216,216
* #	Quokka Sports, Inc.	1,128	11
*	Quovadx, Inc.	70,847	186,328
*	Radiant Systems, Inc.	98,434	1,181,208
*	RadiSys Corp.	73,062	1,148,535
*	Radyne Corp.	30,000	293,400
* #	RAE Systems, Inc.	189,200	609,224
*	Ramtron International Corp.	84,000	214,200
* #	RealNetworks, Inc.	468,719	3,824,747
*	Relm Wireless Corp.	42,600	240,690
	REMEC, Inc.	70,845	109,101
#	Renaissance Learning, Inc.	93,315	1,259,753
* #	Research Frontiers, Inc.	4,700	43,898
*	RF Micro Devices, Inc.	616,055	4,916,119
*	RF Monolithics, Inc.	23,400	97,110
	Richardson Electronics, Ltd.	44,625	410,996
*	RightNow Technologies, Inc.	103,808	1,730,479
*	Rimage Corp.	31,640	896,045
*	Rofin-Sinar Technologies, Inc.	49,377	2,969,533
*	Rogers Corp.	54,300	2,628,663
*	Rudolph Technologies, Inc.	89,294	1,455,492
*	S1 Corp.	220,106	1,140,149
*	Saba Software, Inc.	91,236	662,373
*	Safeguard Scientifics, Inc.	384,500	1,088,135
*	SafeNet, Inc.	88,104	2,418,455
*	Sapient Corp.	398,907	2,489,180
* #	SatCon Technology Corp.	111,600	166,284
*	SBE, Inc.	3,400	2,584
*	ScanSource, Inc.	79,700	2,204,502
*	Schmitt Industries, Inc.	2,366	18,124
*	Scientific Learning Corp.	4,300	27,950
*	SCM Microsystems, Inc.	46,653	187,545
*	Seachange International, Inc.	93,500	953,700
*	Secure Computing Corp.	195,142	1,674,318
*	Selectica, Inc.	76,360	148,138
*	Semitool, Inc.	102,360	1,331,704
*	Semtech Corp.	231,257	3,313,913
*	SI International, Inc.	39,943	1,119,203
* #	Sigma Designs, Inc.	72,900	2,055,051
*	Sigmatel, Inc.	94,910	336,931
*	Sigmatron International, Inc.	2,200	21,758
* #	Silicon Image, Inc.	264,705	2,332,051
*	Silicon Storage Technology, Inc.	328,900	1,743,170
*	SimpleTech, Inc.	151,915	1,309,507
*	Simulations Plus, Inc.	3,000	23,550
*	Sipex Corp.	80,846	404,230
* #	Sirenza Microdevices, Inc.	149,306	1,157,122
* #	Skyworks Solutions, Inc.	521,193	3,439,874
*	SM&A	59,900	431,879
*	Smith Micro Software, Inc.	20,700	279,243
*	Sonic Foundry, Inc.	112,900	432,407
* #	Sonic Solutions, Inc.	83,200	1,208,896
*	SonicWALL, Inc.	205,400	1,791,088
*	Sonus Networks, Inc.	782,743	6,019,294
*	SpectraLink Corp.	60,400	706,076

48

*	Spectrum Control, Inc.	31,807	$337,154
*	SPSS, Inc.	63,142	2,182,819
* #	SRA International, Inc.	137,800	3,265,860
*	SRS Labs, Inc.	50,668	567,988
*	Staktek Holdings, Inc.	149,895	610,073
*	Standard Microsystems Corp.	72,417	2,068,954
	StarTek, Inc.	45,600	466,488
*	SteelCloud, Inc.	11,700	12,636
* #	Stratasys, Inc.	31,500	1,155,420
*	Stratos International, Inc.	41,336	307,953
*	SumTotal Systems, Inc.	82,617	719,594
* #	Sunair Electronics, Inc.	3,900	12,675
*	Sunrise Telecom, Inc.	18,900	45,738
*	Suntron Corp.	5,165	6,301
*	Supertex, Inc.	43,900	1,802,095
*	SupportSoft, Inc.	142,200	843,246
*	Sycamore Networks, Inc.	874,788	3,350,438
*	Sykes Enterprises, Inc.	125,707	2,016,340
*	Symmetricom, Inc.	147,667	1,249,263
*	Synaptics, Inc.	81,020	1,988,231
*	SYNNEX Corp.	95,100	1,797,390
*	Synplicity, Inc.	85,275	542,349
#	Syntel, Inc.	131,182	4,706,810
	Taitron Components, Inc.	4,900	13,181
* #	Take-Two Interactive Software, Inc.	232,201	4,133,178
	TALX Corp.	108,685	3,698,551
*	Technical Communications Corp.	400	1,208
	Technitrol, Inc.	125,800	2,766,342
*	Technology Solutions Co.	1,500	11,865
*	TechTeam Global, Inc.	22,407	270,004
*	Tekelec	218,100	2,717,526
*	TeleCommunication Systems, Inc.	102,500	374,125
* #	Telkonet, Inc.	181,800	498,132
*	Telular Corp.	57,575	201,513
*	Terayon Communication Systems, Inc.	210,000	474,600
* #	Terremark Worldwide, Inc.	140,050	1,111,997
*	Tessco Technologies, Inc.	14,100	379,008
* #	Tessera Technologies, Inc.	139,645	5,644,451
*	Therma-Wave, Inc.	88,790	141,176
	TheStreet.com, Inc.	81,225	905,659
*	Think Partnership, Inc.	197,659	660,181
*	ThinkEngine Networks, Inc.	5,450	15,805
* #	THQ, Inc.	160,740	5,177,435
*	TIBCO Software, Inc.	89,819	812,862
*	Tier Technologies, Inc. Class B	56,400	444,714
*	TII Network Technologies, Inc.	10,860	26,498
*	TNS, Inc.	72,300	1,213,194
*	Tollgrade Communications, Inc.	43,474	521,253
* #	Track Data Corp.	21,935	80,940
*	Transact Technologies, Inc.	31,250	297,188
* #	Transaction Systems Architects, Inc.	120,039	4,237,377
*	Transcat, Inc.	6,000	31,140
*	Transmeta Corp.	65,300	47,016
*	Transwitch Corp.	207,823	282,639
*	Travelzoo, Inc.	47,300	1,589,753

49

*	Trident Microsystems, Inc.	177,020	$3,913,912
*	Trimble Navigation, Ltd.	17,656	467,191
	Trio-Tech International	800	11,400
*	Triquint Semiconductor, Inc.	429,739	2,148,695
	Troy Group, Inc.	13,400	40,870
	TSR, Inc.	6,788	28,917
*	TTM Technologies, Inc.	126,600	1,435,644
*	Tumbleweed Communications Corp.	160,795	561,175
*	Tut Systems, Inc.	87,807	100,100
*	Tyler Technologies, Inc.	132,300	1,803,249
*	Ulticom, Inc.	130,030	1,131,261
* #	Ultimate Software Group, Inc.	75,701	2,016,675
*	Ultra Clean Holdings, Inc.	12,600	205,380
*	Ultratech, Inc.	69,200	916,208
*	Unica Corp.	19,500	219,570
	United Online, Inc.	209,703	2,757,594
* #	Universal Display Corp.	99,948	1,301,323
*	USDATA Corp.	2,820	94
* #	UTStarcom, Inc.	374,557	3,460,907
*	VA Software Corp.	211,500	911,565
*	ValueClick, Inc.	58,834	1,559,101
*	Veeco Instruments, Inc.	92,200	1,806,198
*	VendingData Corp.	59,600	141,848
*	Verilink Corp.	54,158	271
*	Verint Systems, Inc.	99,794	3,131,536
* #	Verso Technologies, Inc.	63	64
*	Vertical Communications, Inc.	1,200	1,140
*	Viasat, Inc.	91,691	3,132,165
*	Vicon Industries, Inc.	5,600	44,352
*	Video Display Corp.	9,250	66,230
*	Viewpoint Corp.	134,916	86,346
*	Vignette Corp.	95,827	1,709,554
*	Virage Logic Corp.	73,627	602,269
*	Vitech America, Inc.	1,380	1
* #	Vitesse Semiconductor, Inc.	620,053	595,251
*	Vitria Technology, Inc.	102,804	283,739
*	Vocus, Inc.	40,200	797,568
* #	Vyyo, Inc.	51,300	220,590
	Wayside Technology Group, Inc.	5,100	77,775
*	Web.com, Inc.	52,610	273,572
* #	WebEx Communications, Inc.	115,760	5,027,457
*	webMethods, Inc.	172,998	1,174,656
*	Websense, Inc.	142,972	3,254,043
*	WebSideStory, Inc.	63,400	805,180
*	Westell Technologies, Inc.	172,619	402,202
*	White Electronics Designs Corp.	78,893	532,528
*	Wind River Systems, Inc.	274,683	2,856,703
*	Winland Electronics, Inc.	5,100	21,369
*	Wireless Telecom Group, Inc.	68,800	165,808
*	Wireless Xcessories Group, Inc.	6,100	17,080
*	Witness Systems, Inc.	103,900	2,766,857
*	WJ Communications, Inc.	190,328	283,589
* #	WorldGate Communications, Inc.	6,500	7,345
* #	Wright Express Corp.	40,100	1,142,048
	X-Rite, Inc.	91,663	1,082,540

50

*	Zhone Technologies, Inc.	399,717	$463,672
*	ZILOG, Inc.	53,068	225,539
* #	Zix Corp.	83,626	142,164
*	Zones, Inc.	13,100	125,629
*	Zoran Corp.	142,135	2,340,963
*	Zygo Corp.	58,980	943,090
Total Information Technology			751,318,473

Materials — (4.1%)
*	AEP Industries, Inc.	26,010	1,178,773
*	AK Steel Holding Corp.	119,700	2,768,661
	AMCOL International Corp.	98,675	2,797,436
*	American Pacific Corp.	8,136	83,964
#	American Vanguard Corp.	86,189	1,487,622
	Arch Chemicals, Inc.	79,622	2,445,988
*	Atlantis Plastics, Inc.	4,300	13,137
	Bairnco Corp.	7,500	101,550
	Balchem Corp.	55,837	826,946
#	Bowater, Inc.	179,913	4,350,296
* #	Brush Engineered Materials, Inc.	63,500	2,846,070
*	Buckeye Technologies, Inc.	120,483	1,532,544
* #	Calgon Carbon Corp.	131,900	896,920
*	Canyon Resources Corp.	60,600	44,238
*	Caraustar Industries, Inc.	93,035	732,185
	Castle (A.M.) & Co.	54,537	1,570,666
* #	Century Aluminum Co.	107,090	4,875,808
	CF Industries Holdings, Inc.	86,500	3,344,090
	Chaparral Steel Co.	97,797	4,873,225
	Chesapeake Corp.	61,202	944,347
#	Cleveland-Cliffs, Inc.	20,600	1,161,840
* #	Coeur d’Alene Mines Corp.	892,800	4,035,456
#	Compass Minerals International, Inc.	105,900	3,459,753
*	Constar International, Inc.	41,502	380,573
*	Continental Materials Corp.	300	8,205
*	Core Molding Technologies, Inc.	33,384	253,718
	CPAC, Inc.	15,836	135,081
	Deltic Timber Corp.	40,101	2,078,034
*	Detrex Corp.	500	4,963
#	Empire Resources, Inc.	28,300	294,037
	Ferro Corp.	141,230	2,994,076
	Flamemaster Corp.	189	871
* #	Flotek Industries, Inc.	28,236	782,137
	Friedman Industries, Inc.	21,325	178,704
#	Georgia Gulf Corp.	106,100	2,034,998
	Gibraltar Industries, Inc.	89,304	2,076,318
	Glatfelter (P.H.) Co.	115,000	1,951,550
*	Graphic Packaging Corp.	642,200	3,082,560
	H.B. Fuller Co.	196,818	4,914,545
	Hawkins, Inc.	35,598	567,788
* #	Headwaters, Inc.	134,500	3,170,165
*	Hecla Mining Co.	382,500	2,945,250
*	Hercules, Inc.	241,400	4,866,624
*	ICO, Inc.	79,842	467,874
*	Impreso, Inc.	5,200	11,492
*	Kaiser Aluminum Corp.	65,721	4,447,997

51

	Koppers Holdings, Inc.	11,500	$282,095
	Kronos Worldwide, Inc.	10,486	357,992
*	Landec Corp.	80,490	1,076,956
*	Lesco, Inc.	28,400	407,540
* #	Liquidmetal Technologies, Inc.	68,495	90,413
	MacDermid, Inc.	98,800	3,419,468
*	Material Sciences Corp.	45,830	493,589
*	Maxxam, Inc.	10,392	295,133
	Metal Management, Inc.	80,600	3,227,224
	Minerals Technologies, Inc.	60,800	3,762,912
* #	Mines Management, Inc.	37,400	200,090
*	Mod-Pac Corp.	7,727	86,388
	Myers Industries, Inc.	111,896	1,905,589
* #	Nanophase Technologies Corp.	60,698	361,760
	Nevada Chemicals, Inc.	3,297	30,959
	NewMarket Corp.	53,500	2,348,115
#	NL Industries, Inc.	148,290	1,628,224
	NN, Inc.	54,675	646,805
*	Northern Technologies International Corp.	5,500	44,000
*	Northwest Pipe Co.	27,064	990,001
	Olin Corp.	233,352	4,036,990
	Olympic Steel, Inc.	26,500	780,160
*	OM Group, Inc.	94,000	4,762,980
*	OMNOVA Solutions, Inc.	134,400	817,152
	Penford Corp.	28,700	593,803
*	Pioneer Companies, Inc.	37,700	1,168,700
*	PolyOne Corp.	283,600	1,902,956
* #	Pope & Talbot, Inc.	53,800	425,020
	Quaker Chemical Corp.	31,720	747,006
	Quanex Corp.	118,475	4,631,188
*	Rock of Ages Corp.	4,400	22,440
	Rock-Tenn Co. Class A	121,200	3,935,364
*	Rockwood Holdings, Inc.	44,800	1,220,800
#	Royal Gold, Inc.	75,535	2,500,209
*	RTI International Metals, Inc.	68,300	5,892,924
#	Ryerson, Inc.	71,600	2,463,040
	Schnitzer Steel Industries, Inc. Class A	73,151	2,745,357
	Schulman (A.), Inc.	87,655	1,848,644
	Schweitzer-Maudoit International, Inc.	49,400	1,178,684
	Sensient Technologies Corp.	148,700	3,641,663
	Silgan Holdings, Inc.	115,926	5,704,718
	Spartech Corp.	103,200	2,732,736
	Steel Dynamics, Inc.	16	604
	Steel Technologies, Inc.	36,550	1,071,646
	Stepan Co.	28,400	768,220
*	Stillwater Mining Co.	292,800	3,727,344
*	Symyx Technologies, Inc.	97,800	1,634,238
*	Synalloy Corp.	12,836	315,124
*	Terra Industries, Inc.	296,378	5,171,796
#	Texas Industries, Inc.	73,800	5,845,698
#	Tronox, Inc. Class A	44,300	676,018
*	U.S. Aggregates, Inc.	1,600	2
*	U.S. Concrete, Inc.	121,700	1,063,658
*	U.S. Energy Corp. Wyoming	11,100	62,826
*	UFP Technologies, Inc.	3,700	17,131

52

*	United States Lime & Minerals, Inc.	10,296	$314,028
*	Universal Stainless & Alloy Products, Inc.	20,055	928,948
	Vulcan International Corp.	700	42,350
	Wausau Paper Corp.	162,536	2,351,896
*	Webco Industries, Inc.	600	51,000
	Wellman, Inc.	104,700	330,852
*	Williams Industries, Inc.	1,200	2,628
#	Worthington Industries, Inc.	154,529	3,078,218
* #	Zoltek Companies, Inc.	86,500	2,556,940
Total Materials			189,438,027

Other — (0.0%)
*	Big 4 Ranch, Inc.	3,200	0
*	Breed Technologies, Inc.	36,800	110
*	Celebrity, Inc. Escrow Shares	1,300	0
*	DLB Oil & Gas, Inc.	1,300	0
*	ePresence, Inc. Escrow Shares	25,100	753
* #	EquiMed, Inc. Nevis	2,250	0
*	iGo Escrow Share	4,100	0
*	ioWorldMedia, Inc.	1,655	298
*	Noel Group, Inc.	8,000	64
*	PDS Gaming Corp. Escrow Shares	1,100	1,650
*	Petrocorp, Inc. Escrow Shares	6,900	414
*	StorageNetworks, Inc. Escrow Shares	60,800	1,648
Total Other			4,937

Real Estate Investment Trusts — (0.2%)
	Longview Fibre Co.	183,728	4,523,383
#	Potlatch Corp.	70,137	3,170,192
Total Real Estate Investment Trusts			7,693,575

Telecommunication Services — (1.0%)
	Alaska Communications Systems Group, Inc.	139,281	2,037,681
*	Arbinet-thexchange. Inc.	20,100	125,625
*	Boston Communications Group, Inc.	58,646	134,299
*	Cbeyond, Inc.	3,500	108,745
*	Centennial Communications Corp.	348,028	2,742,461
*	Cincinnati Bell, Inc.	815,800	3,728,206
*	Cogent Communications Group, Inc.	161,189	3,636,424
	Commonwealth Telephone Enterprises, Inc.	65,300	2,789,616
	Consolidated Communications Holdings, Inc.	85,775	1,748,095
*	Covista Communications, Inc.	2,900	2,639
#	CT Communications, Inc.	66,060	1,557,034
	D&E Communications, Inc.	45,774	601,928
* #	Dobson Communications Corp.	499,046	4,431,528
*	Eschelon Telecom, Inc.	9,100	216,853
	FairPoint Communications, Inc.	6,500	124,150
* #	FiberTower Corp.	291,394	1,553,130
*	General Communications, Inc. Class A	164,581	2,440,736
*	GoAmerica, Inc.	56	424
	Hickory Tech Corp.	39,449	280,877
*	IDT Corp.	42,978	587,079
*	IDT Corp. Class B	222,200	2,901,932
*	LCC International, Inc. Class A	66,741	338,377
* #	Level 3 Communications, Inc.	360,211	2,366,586

53

*	Lynch Interactive Corp.	28	$97,300
*	Metro One Telecommunications, Inc.	5,337	10,941
*	Moscow CableCom Corp.	900	11,250
*	Network Plus Corp.	14,500	22
	North Pittsburgh Systems, Inc.	46,506	1,007,320
*	Pac-West Telecomm, Inc.	20,900	1,777
*	Premiere Global Services, Inc.	224,537	2,339,676
	Price Communications Corp.	162,870	3,241,113
* #	Primus Telecommunications Group, Inc.	144,357	77,231
*	Rural Cellular Corp. Class A	44,386	578,350
*	Shared Technologies Cellular, Inc.	10,100	15
	Shenandoah Telecommunications Co.	200	8,816
*	SunCom Wireless Holdings, Inc.	182,300	222,406
	SureWest Communications	46,012	1,098,767
*	US LEC Corp.	106,250	1,081,625
	USA Mobility, Inc.	41,100	796,518
	Warwick Valley Telephone Co.	300	5,067
*	Wireless Facilities, Inc.	201,104	434,385
*	Xeta Corp.	15,100	45,602
Total Telecommunication Services			45,512,606

Utilities — (2.1%)
#	ALLETE, Inc.	99,990	4,682,532
*	AMEN Properties, Inc.	1,975	10,744
	American States Water Co.	56,231	2,131,155
*	Aquila, Inc.	1,082,900	4,483,206
	Artesian Resources Corp. Class A	5,122	98,599
#	Avista Corp.	171,600	4,015,440
	BIW, Ltd.	800	12,448
	Black Hills Corp.	109,958	3,963,986
*	Cadiz, Inc.	3,172	84,597
	California Water Service Group	68,200	2,610,696
	Cascade Natural Gas Corp.	37,984	987,584
	Central Vermont Public Service Corp.	35,600	890,356
	CH Energy Group, Inc.	52,000	2,462,720
	Chesapeake Utilities Corp.	19,510	597,982
	Cleco Corp.	189,687	4,969,799
	Connecticut Water Services, Inc.	26,371	633,431
	Delta Natural Gas Co., Inc.	7,120	177,430
	Duquesne Light Holdings, Inc.	226,100	4,546,871
*	El Paso Electric Co.	155,100	3,651,054
	Empire District Electric Co.	99,600	2,389,404
	Energy West, Inc.	3,800	53,922
	EnergySouth, Inc.	25,318	1,005,378
*	Environmental Power Corp.	31,864	251,407
	Florida Public Utilities Co.	5,849	74,867
	Green Mountain Power Corp.	14,100	485,322
#	IDACORP, Inc.	137,400	4,787,016
* #	Integrys Energy Group, Inc.	91,740	5,113,588
	Laclede Group, Inc.	69,000	2,152,800
*	Maine & Maritimes Corp.	1,600	28,640
	MGE Energy, Inc.	66,127	2,209,303
	Middlesex Water Co.	37,308	676,021
#	New Jersey Resources Corp.	88,600	4,375,954
	Northwest Natural Gas Co.	88,000	3,895,760

54

	NorthWestern Corp.	58,599	$2,113,080
	Otter Tail Corp.	94,460	3,090,731
#	PNM Resources, Inc.	2,730	83,429
	RGC Resources, Inc.	3,464	91,554
*	SEMCO Energy, Inc.	109,700	844,690
	SJW Corp.	57,700	1,986,034
	South Jersey Industries, Inc.	93,728	3,242,989
	Southern Union Co.	0	21
	Southwest Gas Corp.	132,700	4,925,824
#	Southwest Water Co.	75,517	957,556
	UIL Holdings Corp.	78,966	2,876,731
	Unisource Energy Corp.	112,780	4,275,490
	Unitil Corp.	6,200	166,780
#	WGL Holdings, Inc.	156,472	4,931,997
	York Water Co.	1,868	33,213
Total Utilities			98,130,131

TOTAL COMMON STOCKS			3,786,011,842

RIGHTS/WARRANTS — (0.0%)
* #	Angeion Corp. Warrants 10/31/07	215	0
*	Caliper Life Sciences, Inc. Warrants 08/10/11	44	88
*	CSF Holding, Inc. Litigation Rights	3,250	0
*	Del Global Technologies Corp. Warrants 03/28/08	971	97
*	Imperial Credit Industries, Inc. Warrants 01/31/08	22	0
*	Mossimo, Inc. Contingent Rights	16,100	0
*	Optical Cable Corp. Warrants 10/24/07	2,823	0
*	Tengasco, Inc. Warrants 09/12/08	683	0
TOTAL RIGHTS/WARRANTS			185

		Face Amount	Value †
		(000)
BONDS — (0.0%)
*	Del Global Technologies Corp. Subordinated Promissory Note
	6.000%, 03/28/07	$2	0

TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 03/01/07 (Collateralized by $19,400,000 FNMA 6.00%, 09/01/26, valued at $18,524,514) to be repurchased at $18,251,631	18,249	18,249,000

TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL — (16.6%)

55

@	Repurchase Agreement, Deutsche Bank Securities Inc. 5.32%, 03/01/07 (Collateralized by $167,700,932 FHLB Bond 4.250%, 10/05/11; FHLB Discount Note 5.258%(y), 04/11/07; & FNMA, rates ranging from 4.000% to 8.000%, maturities ranging from 04/04/08 to 01/01/37, valued at $132,379,332) to be repurchased at $128,542,616	$128,524	$128,523,623

@	Repurchase Agreement, Deutsche Bank Securities Inc. 5.34%, 03/01/07 (Collateralized by $718,120,513 FHLB Bond 4.250%, 10/05/11; FHLB Discount Note 5.258%(y), 04/11/07; & FNMA, rates ranging from 4.000% to 8.000%, maturities ranging from 04/04/08 to 01/01/37, valued at $566,868,129) to be repurchased at $550,439,042	550,357	550,357,406

@	Repurchase Agreement, Morgan Stanley 5.32%, 03/01/07 (Collateralized by $81,810,000 FNMA 4.000%, 07/25/08 & 4.625%, 01/06/10, valued at $81,650,908) to be repurchased at $78,726,601	78,715	78,714,969

TOTAL TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL			757,595,998

TOTAL INVESTMENTS - (100.0%)
(Cost $4,020,254,807)##			$4,561,857,025

56

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

February 28, 2007

(Unaudited)

		Shares	Value ††

AUSTRALIA — (4.1%)
COMMON STOCKS — (4.1%)
#	ABC Learning Centres, Ltd.	80,772	$436,684
	Amcor, Ltd.	947,800	5,442,262
	Amcor, Ltd. ADR	23,100	529,452
	Ansell, Ltd.	200,167	1,841,275
#	APN News & Media, Ltd.	509,371	2,386,451
	Australand Property Group	1,180,762	2,010,782
	Australia & New Zealand Banking Group, Ltd.	842,412	19,481,890
	Australia & New Zealand Banking Group, Ltd. Sponsored ADR	11,000	1,276,660
#	AWB, Ltd.	406,277	963,013
	AXA Asia Pacific Holdings, Ltd.	2,837,724	16,708,604
#	Bendigo Bank, Ltd.	149,766	1,576,629
	BlueScope Steel, Ltd.	1,328,325	9,789,217
	Boral, Ltd.	1,011,791	6,739,686
#	Brickworks, Ltd.	78,415	803,605
	Caltex Australia, Ltd.	209,534	3,672,721
	Commonwealth Bank of Australia	1,893,198	74,667,758
	CSR, Ltd.	1,514,337	4,338,429
	Downer EDI, Ltd.	284,743	1,646,528
#	Fairfax Media, Ltd.	1,182,612	4,491,649
	Foster’s Group, Ltd.	3,219,386	16,035,196
	Futuris Corp., Ltd.	537,719	892,565
*	Goodman Fielder, Ltd.	932,431	1,664,092
#	Iluka Resources, Ltd.	188,660	879,814
	Insurance Australia Group, Ltd.	1,690,819	8,004,123
	Lend Lease Corp., Ltd.	605,974	8,620,197
	Lion Nathan, Ltd.	656,691	4,304,098
	Mirvac, Ltd.	1,342,313	5,996,985
	Multiplex Group	103,559	360,906
	National Australia Bank, Ltd.	2,552,152	81,142,837
	National Australia Bank, Ltd. Sponsored ADR	3,700	587,301
#	Nufarm, Ltd.	52,021	449,232
#	Onesteel, Ltd.	537,813	2,133,581
	Orica, Ltd.	1	20
	Origin Energy, Ltd.	920,283	6,449,406
	Paperlinx, Ltd.	737,060	2,354,072
	Promina Group, Ltd.	1,283,147	7,370,893
#	Publishing and Broadcasting, Ltd.	190,851	2,907,288
#	Qantas Airways, Ltd.	3,824,365	15,492,419
	Santos, Ltd.	1,005,880	7,418,088
#	Seven Network, Ltd.	136,508	1,239,258
	Sims Group, Ltd.	82,800	1,438,159
#	Suncorp-Metway, Ltd.	837,280	14,389,027
	Symbion Health, Ltd.	1,365,961	4,101,094
	TABCORP Holdings, Ltd.	832,131	10,625,726

1

*	Tower Australia Group, Ltd.	33,918	$75,629
	Virgin Blue Holdings, Ltd.	228,228	475,635
	Washington H. Soul Pattinson & Co., Ltd.	101,700	720,736
	Zinifex, Ltd.	110,268	1,453,067

TOTAL — AUSTRALIA			366,384,739

AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
	Boehler-Uddeholm AG	130,004	9,552,752
	Voestalpine AG	208,102	12,849,141
	Wienerberger AG	221,811	13,621,091

TOTAL — AUSTRIA			36,022,984

BELGIUM — (1.2%)
COMMON STOCKS — (1.2%)
	Ackermans & Van Haaren SA	29,381	2,534,532
	AGFA-Gevaert NV, Mortsel	53,361	1,187,026
	Banque Nationale de Belgique	1,047	5,204,979
	Bekaert SA	2,787	334,053
	Cofinimmo SA	1,108	220,705
*	Cumerio - Strip	2,009	186
	Delhaize Group	231,485	19,258,838
	Delhaize Group Sponsored ADR	52,900	4,405,512
	Dexia SA	1,401,717	41,286,308
	D’Ieteren NV SA	431	161,081
	Groupe Bruxelles Lambert SA	55,500	6,202,826
	InBev NV	169,938	11,253,610
	KBC Groep NV	32,088	3,898,632
	Nationale Portefeuille	24,174	1,484,437
	Umicore	42,444	7,254,513
*	Umicore Strip VVPR	2,009	186

TOTAL — BELGIUM			104,687,424

CANADA — (4.2%)
COMMON STOCKS — (4.2%)
#	Abitibi-Consolidated, Inc.	491,000	1,368,553
	AGF Management, Ltd. Class B Non-Voting	68,266	1,769,686
	Alcan, Inc.	802,137	41,718,531
	Astral Media, Inc. Class A	44,538	1,561,267
#	Atco, Ltd. Class 1 Non-Voting	73,500	2,779,502
	Barrick Gold Corp.	1,730,420	51,723,224
#	BCE, Inc.	547,825	14,393,521
	Biovail Corp.	212,600	4,413,413
# *	Bombardier, Inc. Class B	893,900	3,508,038
#	Canadian Pacific Railway, Ltd.	263,700	14,109,393
	Canadian Tire Corp. Class A Non-Voting	37,700	2,307,900
	Canadian Utilities, Ltd. Class A Non-Voting	200	7,341
*	Canfor Corp.	105,200	1,035,270
*	CanWest Global Communications Corp.	93,800	910,251
*	Celestica, Inc. Subordinate Voting	292,800	1,845,021
*	CGI Group, Inc.	376,800	3,189,398
	Corus Entertainment, Inc. Class B Non-Voting	58,800	2,357,832

2

# *	Domtar, Inc.	312,700	$2,620,092
	E-L Financial Corp., Ltd.	600	326,009
#	Emera, Inc.	47,400	822,692
	Empire Co., Ltd. Class A Non-Voting	39,100	1,399,055
	EnCana Corp.	1,190,272	57,864,968
#	Fairfax Financial Holdings, Inc. Subordinate Voting	33,300	6,432,799
#	Fortis, Inc.	57,600	1,295,705
	George Weston, Ltd.	115,500	7,011,371
	Gerdau Ameristeel Corp.	189,600	2,079,829
	Industrial Alliance Insurance & Financial Services, Inc.	99,700	3,089,200
	Ipsco, Inc.	51,095	5,561,212
	Jean Coutu Group PJC, Inc. Class A Subordinate Voting	249,200	3,157,613
	Kingsway Financial Services, Inc.	29,400	556,780
#	Magna International, Inc. Class A	218,048	16,038,534
#	Manitoba Telecom Services, Inc.	30,700	1,210,046
#	MDS, Inc.	275,064	5,133,932
#	Mi Developments, Inc.	69,600	2,558,824
#	National Bank of Canada	83,800	4,685,807
	New Maple Leaf Foods, Inc.	87,700	1,084,253
#	Northbridge Financial Corp.	22,000	574,265
#	Nova Chemicals Corp.	108,900	3,439,437
	Onex Corp.	145,700	3,718,489
	Petro-Canada	208,100	7,711,230
#	Power Corp. of Canada, Ltd.	401,696	13,274,239
	Quebecor World, Inc.	128,400	1,700,510
	Quebecor, Inc. Class B Subordinate Voting	73,000	2,492,835
	Russel Metals, Inc.	82,200	1,932,712
	Sherritt International Corp.	226,200	2,868,114
	Sobeys, Inc.	35,900	1,286,089
#	Sun Life Financial, Inc.	1,234,500	53,344,417
#	Torstar Corp. Class B Non-Voting	78,600	1,220,397
#	Transalta Corp.	404,255	8,343,635
	Transcontinental, Inc. Class A	108,900	2,003,700
	West Fraser Timber Co., Ltd.	51,000	1,925,581

TOTAL — CANADA			377,762,512

DENMARK — (1.1%)
COMMON STOCKS — (1.1%)
	A P Moller - Maersk A.S.	1,398	14,371,388
*	Alm. Brand A.S.	2,450	173,626
	Carlsberg A.S. Series B	76,475	7,886,952
	Codan A.S.	57,000	4,729,401
#	Danisco A.S.	100,730	8,029,607
	Danske Bank A.S.	694,653	32,055,293
# *	Jyske Bank A.S.	89,350	6,863,591
	Nordea Bank AB	475,918	7,259,880
	Sydbank A.S.	71,200	3,721,152
*	Vestas Wind Systems A.S.	326,500	15,162,804

TOTAL — DENMARK			100,253,694

FINLAND — (1.0%)
COMMON STOCKS — (1.0%)
	Fortum Oyj	458,600	12,664,620

3

	Huhtamaki Oyj	2,300	$37,552
	Kemira Oyj	101,377	2,280,076
#	Kesko Oyj	157,000	8,275,039
	M-Real Oyj Series B	253,400	1,722,841
#	OKO Bank P.L.C. Class A	130,000	2,231,890
	Outokumpu Oyj Series A	351,300	13,093,882
	Rautaruukki Oyj Series K	84,300	3,862,041
	Sampo Oyj	293,200	8,180,631
	Stora Enso Oyj Series R	922,500	15,182,058
#	UPM-Kymmene Oyj	865,900	22,516,505
	Wartsila Corp. Oyj Series B	59,400	3,553,024

TOTAL — FINLAND			93,600,159

FRANCE — (10.3%)
COMMON STOCKS — (10.3%)
	Air France-KLM	192,225	8,331,802
	Air Liquide SA Primes De Fid 02	10,900	2,499,329
#	Assurances Generales de France (AGF)	177,559	29,941,397
*	Atos Origin	34,367	1,857,135
	AXA SA	2,905,543	123,557,342
	BNP Paribas SA	1,631,174	170,093,364
	Bongrain SA	7,145	713,432
# *	Business Objects SA	94,856	3,432,717
	Capgemini SA	181,712	12,689,588
	Casino Guichard Perrachon SA	50,086	4,308,066
	Ciments Francais SA	30,740	6,495,839
	CNP Assurances	58,635	6,564,319
	Compagnie de Saint-Gobain	598,264	55,617,749
	Credit Agricole SA	1,058,261	42,157,630
	Esso SA	2,114	500,061
	Euler Hermes SA	10,758	1,521,580
#	European Aeronautic Defence & Space Co.	497,789	17,013,486
# *	Faurecia SA	30,445	2,058,784
	Fimalac SA	16,123	1,481,330
	France Telecom SA	967,032	26,192,369
	France Telecom SA Sponsored ADR	86,800	2,352,280
	Generale des Establissements Michelin SA Series B	242,490	25,189,933
	Havas SA	300,744	1,728,239
#	Imerys SA	44,000	3,919,677
	LaFarge SA	270,758	40,402,890
	Lafarge SA Prime Fidelity	85,542	12,797,453
	Lagardere S.C.A. SA	10,900	836,164
	Nexans SA	21,540	2,663,109
	Peugeot SA	287,794	19,404,588
	PPR SA	101,748	15,279,818
	Remy Cointreau SA	56,022	3,709,277
	Renault SA	379,599	45,071,800
	Schneider Electric SA	329,932	39,988,005
*	SCOR SA	6	15
#	SCOR SA	108,471	2,756,076
	SEB SA Prime Fidelity	9,900	1,643,275
	Societe BIC SA	52,288	3,571,758
	Societe Generale Paris	293,528	49,363,011
	Technip SA	105,512	7,065,663

4

	Thomson	345,508	$6,486,033
#	Unibail SA	42,297	12,208,681
#	Valeo SA	109,691	5,393,540
	Vivendi SA	2,554,386	100,783,117

TOTAL — FRANCE			919,641,721

GERMANY — (10.6%)
COMMON STOCKS — (10.6%)
#	Allianz SE	456,442	98,156,808
# *	Allianz SE ADR	2,557,440	55,061,683
#	AMB Generali Holding AG	38,497	5,729,820
	BASF AG	184,626	18,780,877
	Bayerische Motoren Werke (BMW) AG	676,554	39,100,429
	Bilfinger Berger AG	23,702	1,981,068
	Commerzbank AG	1,057,167	43,453,707
	DaimlerChrysler AG	1,734,297	118,090,673
*	DaimlerChrysler AG ADR	1,700	115,719
	Deutsche Bank AG	801,377	105,283,763
	Deutsche Bank AG ADR	66,800	8,771,508
	Deutsche Lufthansa AG	368,078	9,978,287
	Deutsche Telekom AG	2,048,449	36,746,883
	Deutsche Telekom AG ADR	2,671,950	47,988,222
	E.ON AG	677,579	88,741,570
	E.ON AG ADR	1,035,328	45,150,654
	Fraport AG	36,806	3,028,541
	GEA Group AG	254,625	5,896,368
*	Hannover Rueckversicherung AG	74,862	3,204,253
	Heidelberger Druckmaschinen AG	34,552	1,471,664
	Hochtief AG	120,552	10,595,177
	Hypo Real Estate Holding AG	84,277	5,330,379
*	Infineon Technologies AG	1,247,436	19,133,832
*	Lanxess AG	49,885	2,477,536
#	Linde AG	99,055	10,047,352
	Munchener Rueckversicherungs-Gesellschaft AG	379,064	60,728,948
	Salzgitter AG	26,816	3,336,858
	SCA Hygiene Products AG	3,550	1,493,871
#	Suedzucker AG	102,666	2,184,117
#	ThyssenKrupp AG	563,346	27,559,374
#	TUI AG	289,796	6,749,391
	Vattenfall Europe AG	45,861	2,966,752
#	Volkswagen AG	499,652	62,836,350

TOTAL — GERMANY			952,172,434

GREECE — (0.4%)
COMMON STOCKS — (0.4%)
	Bank of Greece	11,360	1,449,670
	Coca-Cola Hellenic Bottling Co. S.A.	241,952	9,373,068
	Coca-Cola Hellenic Bottling Co. S.A. ADR	42,000	1,639,680
*	Emporiki Bank of Greece S.A.	78,672	2,236,058
	Hellenic Petroleum S.A.	465,844	6,338,671
*	Hellenic Telecommunication Organization Co. S.A.	616,459	16,724,593
*	Hellenic Telecommunication Organization Co. S.A. ADR	86,500	1,174,670

TOTAL — GREECE			38,936,410

5

HONG KONG — (2.4%)
COMMON STOCKS — (2.4%)
	Cathay Pacific Airways, Ltd.	952,000	$2,380,761
	Cheung Kong Holdings, Ltd.	3,103,000	38,056,383
	China Travel International Investment Hong Kong, Ltd.	5,284,000	2,317,266
#	China Unicom, Ltd.	6,922,000	8,739,385
#	CITIC International Financial Holdings, Ltd.	1,425,000	1,123,561
	Citic Pacific, Ltd.	1,399,000	4,704,252
#	CNPC (Hong Kong), Ltd.	1,280,000	609,798
	Great Eagle Holdings, Ltd.	308,987	1,079,021
	Hang Lung Group, Ltd.	2,518,000	8,243,238
	Henderson Land Development Co., Ltd.	1,122,000	6,360,912
	Hong Kong and Shanghai Hotels, Ltd.	896,822	1,480,729
	Hopewell Holdings, Ltd.	1,455,000	5,605,364
	Hutchison Whampoa, Ltd.	4,265,000	40,614,912
	Hysan Development Co., Ltd.	2,178,723	5,989,565
	Industrial & Commercial Bank of China (Asia), Ltd.	408,000	882,509
#	Kerry Properties, Ltd.	1,609,624	7,984,362
	MTR Corp., Ltd.	2,460,000	6,495,639
	New World China Land, Ltd.	891,200	487,850
#	New World Development Co., Ltd.	3,412,896	7,509,459
	Shanghai Industrial Holdings, Ltd.	1,094,000	2,556,089
	Shangri-La Asia, Ltd.	2,510,733	6,508,221
	Sino Land Co., Ltd.	4,751,166	10,929,002
	Sun Hung Kai Properties, Ltd.	1,985,000	23,499,310
	Tsim Sha Tsui Properties, Ltd.	481,691	1,665,410
	Wharf Holdings, Ltd.	3,212,214	11,381,908
#	Wheelock and Co., Ltd.	3,940,000	8,317,371
	Wheelock Properties, Ltd.	1,485,000	1,531,600

TOTAL — HONG KONG			217,053,877

IRELAND — (1.5%)
COMMON STOCKS — (1.5%)
	Allied Irish Banks P.L.C.	688,656	20,224,275
	Allied Irish Banks P.L.C. ADR	278,200	16,569,592
	Bank of Ireland P.L.C.	1,216,162	27,709,910
	CRH P.L.C.	1,243,314	51,780,882
	Irish Life & Permanent P.L.C.	650,175	18,381,091

TOTAL — IRELAND			134,665,750

ITALY — (3.4%)
COMMON STOCKS — (3.4%)
#	Banca Monte Dei Paschi di Siena SpA	2,567,238	16,535,864
	Banca Popolare di Milano Scarl	1,011,678	15,638,884
*	Banca Popolare Italiana	529,954	7,969,175
	Banche Popolari Unite Scpa	920,797	26,128,907
	Benetton Group SpA	181,249	2,979,385
	Buzzi Unicem SpA	181,398	5,306,672
#	Caltagirone Editore SpA	184,888	1,559,099
	Capitalia SpA	2,992,113	25,695,555
	CIR SpA (Cie Industriale Riunite), Torino	500,000	1,922,906

6

	Compagnia Assicuratrice Unipol SpA	1,822,774	$7,024,073
	Fastweb	19,822	1,032,377
# *	Fiat SpA	1,054,970	24,979,282
	Fondiaria - Sai SpA	167,605	7,638,588
	Intesa Sanpaolo SpA	2,859,314	20,764,718
#	Italcementi SpA	341,502	10,235,668
#	Italmobiliare SpA	32,455	3,678,979
	Milano Assicurazioni SpA	182,000	1,522,185
#	Pirelli & Co. SpA	1,486,658	1,658,544
#	Societe Cattolica di Assicurazoni Scarl SpA	8,800	530,098
	Telecom Italia SpA	2,976,292	8,997,644
# *	Telecom Italia SpA Sponsored ADR	1,457,500	44,191,400
	UniCredito Italiano SpA	7,164,433	66,166,483

TOTAL — ITALY			302,156,486

JAPAN — (11.3%)
COMMON STOCKS — (11.3%)
	Adeka Corp.	87,000	999,158
#	Aichi Steel Corp.	136,000	904,049
	Aioi Insurance Co., Ltd.	928,735	6,751,122
	Aisin Seiki Co., Ltd.	182,500	6,328,667
	Ajinomoto Co., Inc.	1,292,000	15,987,443
	Alpine Electronics, Inc.	36,800	691,963
	Alps Electric Co., Ltd.	166,000	1,991,488
	Amada Co., Ltd.	480,000	5,461,367
	Anritsu Corp.	67,000	351,181
	Aoyama Trading Co., Ltd.	73,200	2,318,328
#	Asahi Breweries, Ltd.	541,200	8,892,579
	Asatsu-Dk, Inc.	32,500	1,012,177
	Autobacs Seven Co., Ltd.	37,500	1,495,326
#	Calsonic Kansei Corp.	190,000	987,991
	Canon Marketing Japan, Inc.	124,900	2,716,312
	Central Glass Co., Ltd.	235,000	1,573,093
#	Chudenko Corp.	41,100	685,151
#	Citizen Watch Co., Ltd.	462,000	4,366,004
#	Coca-Cola West Japan Co., Ltd.	58,400	1,310,423
	Comsys Holdings Corp.	105,000	1,224,452
	Cosmo Oil Co., Ltd.	764,000	3,245,453
	Dai Nippon Printing Co., Ltd.	1,125,000	17,019,346
	Daibiru Corp.	42,000	578,420
	Daicel Chemical Industries, Ltd.	485,000	3,496,950
#	Daio Paper Corp.	87,000	752,076
#	Ebara Corp.	253,000	1,188,817
	Edion Corp.	38,100	547,515
	Ezaki Glico Co., Ltd.	174,600	2,140,363
	Fuji Electric Holdings Co., Ltd.	525,780	2,583,961
	Fuji Heavy Industries, Ltd.	850,000	4,646,852
	Fuji Oil Co., Ltd.	55,200	487,440
	FUJIFILM Holdings Corp.	910,000	38,983,328
#	Fukuyama Transporting Co., Ltd.	266,000	1,086,572
	Futaba Corp.	16,000	374,549
	Futaba Industrial Co., Ltd.	62,500	1,490,769
	Glory, Ltd.	83,700	1,669,275
	Gunze, Ltd.	248,000	1,421,223

7

	Hankyu Department Stores, Inc.	128,000	$1,190,490
	Hankyu Hanshin Holdings, Inc.	104,000	700,588
#	Heiwa Corp.	81,500	1,036,872
	Heiwado Co., Ltd.	43,000	692,045
	Hitachi Cable, Ltd.	236,000	1,422,931
	Hitachi Kokusai Electric, Inc.	87,000	1,049,141
#	Hitachi Maxell, Ltd.	96,000	1,320,668
#	Hitachi Software Engineering Co., Ltd.	46,200	903,110
	Hitachi Transport System, Ltd.	111,000	1,265,273
	Hitachi, Ltd.	5,924,000	41,357,494
#	Hokkoku Bank, Ltd.	351,000	1,483,170
	Hokuetsu Paper Mills, Ltd.	162,000	910,644
	House Foods Corp.	117,000	2,041,754
*	INPEX Holdings, Inc.	498	4,177,869
#	Itoham Foods, Inc.	132,000	621,314
#	Japan Airport Terminal Co., Ltd.	68,300	995,482
	JS Group Corp.	415,500	9,358,569
	Juroku Bank, Ltd.	349,000	2,080,157
#	Kadokawa Holdings, Inc.	15,200	521,755
	Kamigumi Co., Ltd.	357,000	3,185,240
#	Kandenko Co., Ltd.	129,000	816,960
	Kanto Auto Works, Ltd.	12,600	163,949
	Katokichi Co., Ltd.	117,100	876,451
#	Kikkoman Corp.	259,000	3,682,869
	Kinden Corp.	185,000	1,443,621
	Kirin Brewery Co., Ltd.	1,399,000	21,642,671
#	Kissei Pharmaceutical Co., Ltd.	41,000	739,271
	Koito Manufacturing Co., Ltd.	35,000	501,523
#	Kokuyo Co., Ltd.	107,300	1,444,668
	Komori Corp.	77,000	1,669,408
	Kuraray Co., Ltd.	592,000	6,466,461
	Kyocera Corp.	286,400	25,903,683
#	KYORIN Co., Ltd.	74,000	997,569
	Kyowa Hakko Kogyo Co., Ltd.	425,000	3,890,637
#	Mabuchi Motor Co., Ltd.	36,300	2,265,372
#	Maeda Corp.	196,000	784,188
	Makita Corp.	78,000	2,864,921
	Marubeni Corp.	603,000	3,801,500
	Marui Co., Ltd.	408,600	5,132,933
#	Maruichi Steel Tube, Ltd.	117,000	3,729,247
	Matsushita Electric Industrial Co., Ltd.	3,676,135	73,849,040
	Matsushita Electric Works, Ltd.	496,000	5,660,825
#	Meiji Seika Kaisha, Ltd. Tokyo	326,000	1,638,539
	Millea Holdings, Inc.	1,295,900	48,385,239
	Mitsubishi Heavy Industries, Ltd.	5,553,000	31,544,936
	Mitsubishi Logistics Corp.	106,000	1,845,583
	Mitsui Chemicals, Inc.	1,056,800	9,187,187
	Mitsui Sumitoma Insurance Co., Ltd.	2,160,000	27,023,997
#	Mitsumi Electric Co., Ltd.	45,800	1,364,638
	Morinaga Milk Industry Co., Ltd.	160,000	808,713
	Musashino Bank, Ltd.	21,300	1,024,875
	Nagase & Co., Ltd.	162,000	2,139,913
	NEC Corp.	838,000	4,438,907
	NEC Corp. Sponsored ADR	816,902	4,296,905
	Nichicon Corp.	72,900	986,288

8

	Nikko Cordial Corp.	36,000	$349,161
	Nippon Express Co., Ltd.	1,329,000	8,507,897
	Nippon Kayaku Co., Ltd.	128,000	1,103,832
	Nippon Light Metal Co., Ltd.	632,000	1,945,457
	Nippon Meat Packers, Inc.	248,000	3,107,353
	Nippon Mitsubishi Oil Corp.	2,211,050	16,148,388
	Nippon Paint Co., Ltd.	295,000	1,668,187
	Nippon Paper Group, Inc.	1,411	5,438,035
	Nippon Sheet Glass Co., Ltd.	663,000	3,420,621
	Nippon Shokubai Co., Ltd.	163,000	1,790,592
	Nippon Suisan Kaisha, Ltd.	254,000	1,585,861
	Nippon Television Network Corp.	9,400	1,566,089
#	Nipro Corp.	42,000	804,596
#	Nishimatsu Construction Co., Ltd.	364,000	1,250,947
	Nishi-Nippon Railroad Co., Ltd.	78,000	362,755
	Nissay Dowa General Insurance Co., Ltd.	383,000	2,492,830
	Nisshin Seifun Group, Inc.	260,500	2,725,651
	Nisshin Steel Co., Ltd.	1,174,000	5,175,487
	Nisshinbo Industries, Inc.	305,000	4,017,696
	Nissin Food Products Co., Ltd.	83,000	2,971,383
	Obayashi Corp.	973,000	6,557,994
	Oji Paper Co., Ltd.	1,199,000	6,731,312
#	Oki Electric Industry Co., Ltd.	481,000	850,697
#	Okumura Corp.	311,000	1,728,613
	Ono Pharmaceutical Co., Ltd.	215,000	11,609,796
	Onward Kashiyama Co., Ltd.	125,000	1,752,473
#	Oriental Land Co., Ltd.	73,200	4,338,860
#	PanaHome Corp.	106,000	726,928
#	Pioneer Electronic Corp.	218,000	3,000,182
	Promise Co., Ltd.	60,500	2,067,485
	Q.P. Corp.	136,600	1,245,250
	Rengo Co., Ltd.	286,000	1,813,532
	Ricoh Co., Ltd., Tokyo	802,000	17,799,817
#	Rinnai Corp.	50,200	1,338,260
	Rohm Co., Ltd.	6,900	633,941
#	Ryosan Co., Ltd.	33,600	869,703
#	Sanwa Shutter Corp.	238,000	1,478,079
#	Sanyo Chemical Industries, Ltd.	54,000	395,833
# *	Sanyo Electric Co., Ltd.	1,051,000	1,583,692
	Sapporo Hokuyo Holdings, Inc.	408	4,256,539
#	Seiko Epson Corp.	200,900	5,807,018
	Seino Holdings Co., Ltd.	216,000	2,175,626
	Sekisui Chemical Co., Ltd.	689,000	5,702,423
	Sekisui House, Ltd.	942,000	14,134,840
	SFCG Co., Ltd.	8,010	1,302,232
	Shiga Bank, Ltd.	272,000	1,922,457
	Shikoku Bank, Ltd.	186,000	738,087
	Shima Seiki Manufacturing Co., Ltd.	23,700	624,476
	Shimachu Co., Ltd.	59,100	1,775,876
	Shinko Securities Co., Ltd.	615,000	3,273,784
#	Shizuoka Bank, Ltd.	971,000	10,376,670
	Sohgo Security Services Co.,Ltd.	101,300	1,946,122
	Sompo Japan Insurance, Inc.	1,937,000	26,044,094
#	Sony Corp.	971,100	50,347,517
	Sony Corp. ADR	260,616	13,494,696

9

#	Sumitomo Bakelite Co., Ltd.	105,000	$757,010
	Sumitomo Corp.	784,000	14,179,691
	Sumitomo Electric Industries, Ltd.	899,000	13,431,604
	Sumitomo Forestry Co., Ltd.	158,000	1,723,363
	Sumitomo Osaka Cement Co., Ltd.	534,000	1,747,926
	Sumitomo Trust & Banking Co., Ltd.	240,000	2,720,661
#	Sumitomo Warehouse Co., Ltd.	174,000	1,450,069
	Suzuken Co., Ltd.	99,700	3,574,049
	Taiheiyo Cement Corp.	1,209,800	5,320,381
#	Taisei Corp.	769,000	2,926,799
#	Taisho Pharmaceutical Co., Ltd.	248,000	4,624,274
	Taiyo Yuden Co., Ltd.	152,000	3,272,999
#	Takara Standard Co., Ltd.	118,000	711,190
#	Takashimaya Co., Ltd.	105,000	1,377,462
	Tanabe Seiyaku Co., Ltd.	546,000	7,390,970
	TDK Corp.	123,600	10,291,925
	Teijin, Ltd.	828,000	4,496,521
	The 77 Bank, Ltd.	464,000	3,292,713
	The Aichi Bank, Ltd.	11,100	1,285,322
	The Akita Bank, Ltd.	115,000	579,879
	The Awa Bank, Ltd.	246,600	1,391,027
#	The Bank of Iwate, Ltd.	19,600	1,101,833
	The Bank of Kyoto, Ltd.	363,400	4,083,780
	The Bank of Nagoya, Ltd.	213,000	1,369,260
	The Chiba Bank, Ltd.	365,000	3,485,728
	The Chugoku Bank, Ltd.	247,800	3,303,310
	The Daishi Bank, Ltd.	381,000	1,644,503
	The Fuji Fire & Marine Insurance Co., Ltd.	297,000	1,269,362
	The Fukui Bank, Ltd.	343,000	1,151,120
	The Fukuoka Bank, Ltd.	702,000	5,927,871
	The Gunma Bank, Ltd.	529,000	3,650,521
	The Hachijuni Bank, Ltd.	695,000	5,045,644
	The Higo Bank, Ltd.	308,000	2,185,530
	The Hiroshima Bank, Ltd.	70,000	412,622
	The Hyakugo Bank, Ltd.	266,000	1,747,648
	The Hyakujishi Bank, Ltd.	329,000	2,033,694
	The Iyo Bank, Ltd.	329,000	3,281,847
	The Joyo Bank, Ltd.	1,167,000	7,669,189
	The Kagoshima Bank, Ltd.	273,000	2,060,900
	The Keiyo Bank, Ltd.	212,000	1,367,406
	The Nanto Bank, Ltd.	317,000	1,726,068
	The Nisshin Oillio Group, Ltd.	147,000	927,472
	The Ogaki Kyoritsu Bank, Ltd.	297,000	1,323,990
	The Oita Bank, Ltd.	147,000	1,045,673
#	The San-in Godo Bank, Ltd.	267,000	2,518,954
#	Toda Corp.	269,000	1,269,692
	Toho Bank, Ltd.	285,000	1,269,752
	Tokai Rubber Industries, Ltd.	6,000	114,321
	Tokai Tokyo Securities Co., Ltd.	155,000	944,691
#	Tokyo Steel Manufacturing Co., Ltd.	148,400	2,497,757
	Tokyo Style Co., Ltd.	133,000	1,492,748
	Toppan Forms Co., Ltd.	48,500	645,836
	Toppan Printing Co., Ltd.	933,000	9,442,332
	Toshiba TEC Corp.	181,000	1,122,599
	Toyo Ink Manufacturing Co., Ltd.	213,000	847,225

10

	Toyo Seikan Kaisha, Ltd.	287,600	$5,612,989
	Toyo Suisan Kaisha, Ltd.	88,000	1,615,718
	Toyoda Gosei Co., Ltd.	57,300	1,303,608
	Toyota Auto Body Co., Ltd.	105,100	2,039,943
	TV Asahi Corp.	931	1,974,799
	UNY Co., Ltd.	218,000	3,051,290
#	Victor Co. of Japan, Ltd.	160,000	869,829
#	Wacoal Corp.	149,000	1,977,206
*	Yamaguchi Financial Group, Inc.	205,000	2,666,160
	Yamaha Corp.	250,100	5,708,281
#	Yamanashi Chuo Bank, Ltd.	241,000	1,655,975
	Yamatake Corp.	47,700	1,157,627
	Yamato Kogyo Co., Ltd.	55,000	1,754,948
#	Yamazaki Baking Co., Ltd.	155,000	1,434,558
	Yodogawa Steel Works, Ltd.	176,000	1,175,941
	Yokohama Rubber Co., Ltd.	410,000	2,543,967

TOTAL — JAPAN			1,007,036,510

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Rekapacific Berhad	691,000	0

NETHERLANDS — (5.3%)
COMMON STOCKS — (5.3%)
	ABN AMRO Holding NV	1,785,798	62,616,486
	ABN AMRO Holding NV ADR	1,114,287	39,111,474
	Aegon NV	3,298,073	65,205,836
#	Arcelor Mittal NV (B19J059)	165,092	8,340,713
	Arcelor Mittal NV (B19MY56)	29,516	1,499,719
	Buhrmann NV	137,429	1,874,991
	Hunter Douglas NV	47,815	4,045,994
	ING Groep NV	3,203,383	136,655,538
	ING Groep NV ADR	199,300	8,516,089
*	Koninklijke Ahold NV	1,815,643	18,073,090
	Koninklijke DSM NV	270,057	11,689,332
	Koninklijke KPN NV	1,697,334	26,190,051
	Koninklijke Philips Electronics NV	2,253,619	82,698,921
	Koninklijke Philips Electronics NV ADR	133,700	4,909,464
	Telegraaf Media Groep NV	6,800	178,478

TOTAL — NETHERLANDS			471,606,176

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
	Air New Zealand, Ltd.	552,462	908,673
	Contact Energy, Ltd.	359,159	2,234,434
#	Fisher & Paykel Appliances Holdings, Ltd.	296,231	760,045
	Fletcher Building, Ltd.	812,285	6,061,326
*	Tower, Ltd.	19,130	33,198

TOTAL — NEW ZEALAND			9,997,676

11

NORWAY — (0.9%)
COMMON STOCKS — (0.9%)
	DNB Nor ASA Series A	1,363,794	$18,451,141
	Norsk Hydro ASA	698,060	21,624,713
	Norske Skogindustrier ASA Series A	353,571	6,178,947
	Orkla ASA Series A	318,350	20,698,470
	Storebrand ASA	713,900	9,496,623
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	11,850	459,389

TOTAL — NORWAY			76,909,283

PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
	Banco BPI SA	232,343	1,973,536
	Banco Comercial Portugues SA	2,868,869	10,473,898
	Banco Espirito Santo SA	320,446	5,936,080
#	Cimpor Cimentos de Portugal SA	310,009	2,525,361
#	Portucel-Empresa Produtora de Pasta de Papel SA	1,442,478	5,074,419

TOTAL — PORTUGAL			25,983,294

SINGAPORE — (0.6%)
COMMON STOCKS — (0.6%)
	Allgreen Properties, Ltd.	831,000	860,760
*	Chartered Semiconductor Manufacturing, Ltd.	878,000	851,783
	Creative Technology Co., Ltd.	39,550	257,622
	DBS Group Holdings, Ltd.	1,106,000	15,585,229
	Fraser & Neave, Ltd.	2,421,450	7,802,084
	Jardine Cycle & Carriage, Ltd.	117,000	996,185
	K-REIT Asia	51,600	110,767
	Neptune Orient Lines, Ltd.	733,000	1,382,254
	Singapore Airlines, Ltd.	1,258,000	13,012,683
	Singapore Land, Ltd.	723,000	4,309,607
# *	STATS ChipPAC, Ltd.	828,000	827,552
# *	STATS ChipPAC, Ltd. ADR	161,200	1,558,804
	United Industrial Corp., Ltd.	130,000	225,500
	United Overseas Bank, Ltd.	66,000	890,391
	UOL Group, Ltd.	1,740,600	5,680,431

TOTAL — SINGAPORE			54,351,652

SPAIN — (4.3%)
COMMON STOCKS — (4.3%)
#	Abertis Infraestructuras SA	235,788	6,718,345
#	Acciona SA	45,268	9,032,706
#	Acerinox SA	261,360	6,948,056
*	Aguas de Barcelona Issue 06	1,206	39,644
	Banco de Andalucia SA	900	109,499
#	Banco de Sabadell SA	457,627	21,416,587
#	Banco Pastor SA	237,600	5,288,398
	Banco Santander Central Hispano SA	7,223,177	133,730,556
	Banco Santander Central Hispano SA Sponsored ADR	398,400	7,390,320
	Bankinter SA	46,745	3,455,174
	Cementos Portland Valderrivas SA	21,016	3,124,123

12

Corporacion Mapfre SA	732,775	$3,630,619
Ebro Puleva SA	120,322	2,798,669
# Endesa SA	1,557,828	79,101,284
Gas Natural SDG SA	227,754	9,736,066
Iberdrola SA	535,000	23,441,795
Iberia Lineas Aereas de Espana SA	617,500	2,602,931
# Repsol YPF SA	1,547,213	48,970,663
Sociedad General de Aguas de Barcelona SA Class A	120,678	4,055,467
Sol Melia SA	157,217	3,578,948
Union Fenosa SA	136,400	6,832,108

TOTAL — SPAIN		382,001,958

SWEDEN — (2.7%)
COMMON STOCKS — (2.7%)
Cardo AB	2,900	108,147
# Electrolux AB Series B	324,100	7,238,321
Fabege AB	173,980	4,674,890
Holmen AB Series A	6,300	286,841
Holmen AB Series B	155,700	6,340,127
NCC AB Series B	59,700	1,602,329
Nordea Bank AB	3,692,600	55,988,658
Skandinaviska Enskilda Banken Series A	607,400	18,552,528
Skandinaviska Enskilda Banken Series C	9,800	291,691
SKF AB Series A	90,600	1,707,504
SKF AB Series B	118,800	2,200,615
SSAB Svenskt Stal AB Series A	542,400	14,509,208
SSAB Svenskt Stal AB Series B	181,500	4,626,661
Svenska Cellulosa AB Series A	19,000	1,002,725
Svenska Cellulosa AB Series B	249,700	12,910,425
Svenska Handelsbanken Series A	573,300	16,452,055
Tele2 AB Series B	356,750	5,359,996
TeliaSonera AB	3,229,500	27,127,873
Trelleborg AB Series B	160,600	4,047,947
Volvo AB Series A	243,200	19,235,229
Volvo AB Series B	443,400	34,074,342
Wihlborgs Fastigheter AB	69,592	1,367,657

TOTAL — SWEDEN		239,705,769

SWITZERLAND — (5.6%)
COMMON STOCKS — (5.6%)
Baloise-Holding AG	214,760	21,848,034
Banque Cantonale Vaudoise	12,608	5,976,547
Ciba Specialty Chemicals AG	124,089	7,875,818
Clariant AG	413,535	6,459,271
Compagnie Financiere Richemont AG Series A	1,251,000	68,818,377
Credit Suisse Group	1,826,488	126,203,786
Credit Suisse Group ADR	203,700	14,106,225
Givaudan SA	5,792	5,137,904
Holcim, Ltd.	370,022	36,650,199
Julius Baer Holding AG	21,165	2,664,541
Pargesa Holding SA	96,750	10,044,756
PSP Swiss Property AG	109,600	6,231,160
Sig Holding AG	10,888	3,655,038

13

	St. Galler Kantonalbank	10,146	$4,835,961
	Swiss Life Holding	132,137	33,556,159
	Swiss Reinsurance Co.	562,865	47,879,263
	Syngenta AG	165,100	29,077,212
	Syngenta AG ADR	223,989	7,884,413
	Zurich Financial SVCS AG	231,658	66,108,007

TOTAL — SWITZERLAND			505,012,671

UNITED KINGDOM — (20.2%)
COMMON STOCKS — (20.2%)
	Alliance & Leicester P.L.C.	470,891	10,285,620
	Amlin P.L.C.	1,133,916	6,739,953
	Amvescap P.L.C.	655,026	7,704,404
	Amvescap P.L.C. ADR	179,300	4,279,891
	Anglo American P.L.C.	2,904,256	137,072,739
	Arriva P.L.C.	231,050	3,241,391
	Associated British Foods P.L.C.	1,158,969	18,716,180
	Aviva P.L.C.	5,628,368	90,122,275
	BAE Systems P.L.C.	4,091,396	34,845,662
	Barclays P.L.C. ADR	1,089,800	63,785,994
	Barratt Developments P.L.C.	338,959	7,819,168
*	BBA Aviation P.L.C.	586,332	3,135,006
	Bellway P.L.C.	116,624	3,373,500
	Biffa P.L.C.	210,597	1,343,299
	Bovis Homes Group P.L.C.	133,412	2,718,774
	Bradford & Bingley P.L.C.	951,782	8,147,747
*	British Airways P.L.C.	1,839,331	19,364,495
	British Land Co. P.L.C.	885,883	25,958,344
	Brixton P.L.C.	359,333	3,433,463
	Cable and Wireless P.L.C.	3,714,187	11,968,340
	Carnival P.L.C.	399,206	18,978,339
	Close Brothers Group P.L.C.	156,381	3,167,468
*	Colt Telecom Group P.L.C.	232,908	728,401
	Compass Group P.L.C.	3,204,915	19,011,465
	Corus Group P.L.C.	1,262,597	14,865,365
	Derwent Valley Holdings P.L.C.	102,912	4,210,057
	DSG International P.L.C.	2,312,861	7,734,522
*	easyJet P.L.C.	503,162	6,504,492
	Enterprise Inns P.L.C.	487,174	6,004,987
*	Fiberweb P.L.C.	174,503	723,197
	Friends Provident P.L.C.	3,461,098	13,951,186
	GKN P.L.C.	851,321	5,747,858
	Great Portland Estates P.L.C.	239,324	3,522,882
	Greene King P.L.C.	329,188	6,924,679
	Hammerson P.L.C.	468,800	14,081,507
	Hanson P.L.C.	1,215,181	19,388,779
	Hanson P.L.C. ADR	20,200	1,620,040
	HBOS P.L.C.	8,285,473	175,363,437
*	Henderson Group P.L.C.	590,214	1,580,610
	HSBC Holdings P.L.C. ADR	596,600	52,262,160
	International Power P.L.C.	2,525,271	18,048,443
	ITV P.L.C.	7,493,573	16,101,548
	Johnston Press P.L.C.	209,975	1,651,416
	Kingfisher P.L.C.	4,757,865	23,434,826

14

Ladbrokes P.L.C.	1,212,438	$9,577,986
Land Securities Group P.L.C.	402,724	16,212,728
Liberty International P.L.C.	469,345	11,123,330
Marston’s P.L.C.	429,464	3,740,317
Millennium and Copthorne Hotels P.L.C.	493,245	6,079,482
Mitchells & Butlers P.L.C.	718,888	9,991,796
Morrison (Wm.) Supermarkets P.L.C.	3,713,891	21,586,704
Old Mutual P.L.C.	3,018,865	10,404,208
Pearson P.L.C.	924,664	14,305,049
Pearson P.L.C. Sponsored ADR	621,400	9,644,128
Persimmon P.L.C.	519,343	14,194,996
Resolution P.L.C.	1,428,806	17,570,736
Royal & Sun Alliance Insurance Group P.L.C.	5,940,479	17,864,484
Royal Bank of Scotland Group P.L.C.	6,883,481	270,638,717
Royal Dutch Shell P.L.C. ADR	139,200	9,054,960
SABmiller P.L.C.	57,339	1,266,307
Sainsbury (J.) P.L.C.	2,944,936	29,476,074
Schroders P.L.C.	123,678	2,658,711
Schroders P.L.C. Non-Voting	63,155	1,240,621
Scottish & Newcastle P.L.C.	1,333,075	13,758,625
# Scottish Power P.L.C.	2,179,507	32,654,015
Signet Group P.L.C. Sponsored ADR	5,200	120,796
Slough Estates P.L.C.	706,900	10,271,807
Tate & Lyle P.L.C.	32,994	362,853
Taylor Woodrow P.L.C.	998,309	7,949,178
The Berkeley Group Holdings P.L.C.	228,802	6,813,008
Trinity Mirror P.L.C.	495,640	4,752,727
Vodafone Group P.L.C.	61,674,811	170,859,574
Vodafone Group P.L.C. Sponsored ADR	3,619,642	100,988,012
Whitbread P.L.C.	349,325	11,261,556
Wilson Bowden P.L.C.	105,900	4,478,511
Wimpey (George) P.L.C.	704,652	7,835,739
Woolworths Group P.L.C.	2,125,199	1,376,496
WPP Group P.L.C.	1,459,435	21,118,258
WPP Group P.L.C. ADR	24,445	1,772,996
Xstrata P.L.C.	827,417	38,734,909

TOTAL — UNITED KINGDOM		1,811,404,303

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 03/01/07 (Collateralized by $44,055,000 FNMA 5.50%, 04/01/26, valued at $40,788,263) to be repurchased at $40,189,793	$40,184	$40,184,000

TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL — (7.6%)
@ Repurchase Agreement, Countrywide Securities 5.32%, 03/01/07 (Collateralized by $447,051,004 FHLMC 4.744%(r), 06/01/35 & 5.879%(r), 01/01/37; FNMA, rates ranging from 5.059%(r) to 7.393%(r), maturities ranging from 09/25/32 to 06/01/37; & GNMA 6.000%, 12/15/35, valued at $408,070,394) to be repurchased at $400,127,565	400,068	400,068,444

15

@ Repurchase Agreement, UBS Warburg LLC 5.33%, 03/01/07 (Collateralized by $508,055,772 FHLMC, 5.500%, 11/01/26 & 7.000%, 11/01/32 & FNMA, rates ranging from 4.000% to 6.500%, maturities ranging from 07/01/18 to 01/01/36, valued at $285,602,357) to be repurchased at $280,041,456	$280,000	$280,000,000

TOTAL TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL		680,068,444

TOTAL INVESTMENTS - (100.0%)		$8,947,599,926
(Cost $6,277,652,314)##

16

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 28, 2007

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (74.8%)
Consumer Discretionary — (16.1%)
#	ABILIT Corp.	110,900	$580,058
	Aeon Fantasy Co., Ltd.	58,032	1,633,614
	Ahresty Corp.	73,000	2,207,704
	Aichi Machine Industry Co., Ltd.	292,000	801,376
#	Aigan Co., Ltd.	63,200	501,377
	Aisan Industry Co., Ltd.	180,500	2,085,136
#	Akebono Brake Industry Co., Ltd.	373,000	3,286,438
#	Akindo Sushiro Co., Ltd.	16,000	558,561
#	Alpha Corp.	28,700	642,182
	Alpine Electronics, Inc.	226,300	4,255,195
# *	Amiyaki Tei Co., Ltd.	245	592,090
	Amuse, Inc.	20,000	243,470
# *	Anrakutei Co., Ltd.	50,000	335,515
#	AOI Advertising Promotion, Inc.	39,000	249,215
#	AOKI Holdings, Inc.	155,600	2,643,893
	Araya Industrial Co., Ltd.	180,000	593,309
#	Arealink Co., Ltd.	2,000	1,399,804
# *	Asahi Tec Corp.	182,000	392,999
	Ashimori Industry Co., Ltd.	182,000	398,291
	Asics Trading Co., Ltd.	20,000	239,466
	Asti Corp.	25,000	342,802
*	Atom Corp.	133,200	608,443
#	Atsugi Co., Ltd.	675,000	1,135,733
#	Aucnet, Inc.	31,600	444,706
*	Automobile Foundry Co., Ltd.	125,000	410,121
#	Avex Group Holdings, Inc.	148,100	2,540,568
# *	Banners Co., Ltd.	86,000	109,685
#	Belluna Co., Ltd.	181,110	2,528,857
#	Best Denki Co., Ltd.	265,500	1,603,879
#	Bookoff Corp.	59,000	1,165,377
	Cabin Co., Ltd.	129,142	594,736
# *	CARCHS Co., Ltd.	710,600	808,762
	Catena Corp.	92,000	266,589
*	Cecile Co., Ltd.	102,600	399,088
#	Chiyoda Co., Ltd.	140,200	3,332,167
	Chofu Seisakusho Co., Ltd.	121,000	2,721,208
*	Chori Co., Ltd.	549,000	1,069,073
	Chuo Corp.	81,000	273,084
	Chuo Spring Co., Ltd., Nagoya	202,000	962,574
	Clarion Co., Ltd.	100,000	151,411

1

#	Cleanup Corp.	150,000	$1,420,945
#	Colowide Co., Ltd.	188,950	979,265
# *	Columbia Music Entertainment, Inc.	477,000	494,755
	Corona Corp.	101,200	1,783,118
	Cross Plus, Inc.	22,000	407,572
#	Cybozu, Inc.	1,538	804,385
#	D&M Holdings, Inc.	287,000	1,118,780
	Daido Kogyo Co., Ltd.	145,000	418,842
#	Daido Metal Co., Ltd.	134,000	877,348
#	Daidoh, Ltd.	121,000	1,548,578
	Daikoku Denki Co., Ltd.	46,100	884,125
	Daimaruenawin Co., Ltd	400	2,403
	Dainichi Co., Ltd.	59,200	488,731
#	Daisyo Corp.	67,200	890,607
*	Daito Woolen Spinning & Weaving Co., Ltd.	82,000	114,808
# *	Daiwa Seiko, Inc.	405,000	833,943
#	Daiwabo Co., Ltd.	478,000	1,436,530
#	Descente, Ltd.	249,000	1,192,624
# *	Dia Kensetsu Co., Ltd.	284,800	308,363
#	Doshisha Co., Ltd.	61,100	1,179,872
#	Doutor Coffee Co., Ltd.	87,200	1,647,978
#	Dynic Corp.	127,000	315,434
	Eagle Industry Co., Ltd.	158,000	1,720,096
# *	Econach Co., Ltd.	177,000	286,177
	Edosawa Co., Ltd.	12,000	33,346
	Eikoh, Inc.	41,800	177,748
	Exedy Corp.	90,000	2,769,093
	F&A Aqua Holdings, Inc.	62,238	552,515
	Fine Sinter Co., Ltd.	49,000	223,957
#	Foster Electric Co., Ltd.	78,000	912,231
#	France Bed Holdings Co., Ltd.	777,000	1,611,218
#	Fuji Co., Ltd.	120,400	1,966,296
	Fuji Corp, Ltd.	117,000	735,766
#	Fuji Kiko Co., Ltd.	151,000	448,669
#	Fuji Kyuko Co., Ltd.	378,000	2,168,027
# *	Fujibo Holdings, Inc.	332,000	746,808
	Fujikura Rubber, Ltd.	74,000	572,477
#	Fujita Kanko, Inc.	399,000	3,352,935
	Fujitsu Business Systems, Ltd.	90,900	1,366,210
# *	Fujitsu General, Ltd.	348,000	739,648
# *	Furukawa Battery Co., Ltd.	73,000	133,220
	Fuso Lexel, Inc.	59,700	537,659
	G-7 Holdings, Inc.	29,200	198,630
#	Gakken Co., Ltd.	329,000	834,779
#	Genki Sushi Co., Ltd.	19,200	219,366
	Global-Dining, Inc.	13,300	77,689
# *	Goldwin, Inc.	175,000	395,801
#	Gourmet Kineya Co., Ltd.	68,000	555,555
# *	GSI Creos Corp.	194,000	282,939
#	Gulliver International Co., Ltd.	34,530	2,496,077
	Happinet Corp.	37,000	563,164
	Haruyama Trading Co., Ltd.	49,900	490,189

2

	Himaraya Co., Ltd.	38,300	$437,977
	HIS Co., Ltd.	114,300	3,272,469
#	Hitachi Powdered Metal Co., Ltd.	97,000	529,412
	Horipro, Inc.	43,800	504,059
# *	Ichida and Co., Ltd.	60,400	62,446
	Ichikawa Co., Ltd.	63,000	274,020
#	Ichikoh Industries, Ltd.	296,000	869,433
	Imasen Electric Industrial Co., Ltd.	44,900	465,516
	Impact 21 Co., Ltd.	64,100	1,138,552
*	Imperial Hotel, Ltd.	1,000	39,781
#	Impress Holdings, Inc.	1,124	327,593
	Inaba Seisakusho Co., Ltd.	55,500	844,143
	Ishizuka Glass Co., Ltd.	109,000	299,713
*	Izuhakone Railway Co., Ltd.	300	13,681
# *	Izutsuya Co., Ltd.	350,000	406,764
# *	Janome Sewing Machine Co., Ltd.	607,000	942,625
#	Japan Vilene Co., Ltd.	211,000	1,364,795
#	Jeans Mate Corp.	38,208	339,168
*	Jidosha Buhin Kogyo Co., Ltd.	67,000	273,096
# *	Joban Kosan Co., Ltd.	226,000	336,567
#	Joshin Denki Co., Ltd.	184,000	1,337,790
	Juki Corp.	440,000	2,899,451
	Juntendo Co., Ltd.	35,000	55,192
#	Jyomo Co., Ltd.	186,000	368,530
#	Kabuki-Za Co., Ltd.	39,000	1,590,372
#	Kadokawa Holdings, Inc.	91,100	3,127,097
	Kanto Auto Works, Ltd.	235,300	3,061,675
	Kasai Kogyo Co., Ltd.	119,000	521,613
	Kato Sangyo Co., Ltd.	130,700	1,790,453
*	Kawai Musical Instruments Manufacturing Co., Ltd.	263,000	689,386
# *	Kawashima Textile Manufacturers, Ltd.	289,000	517,518
#	Kayaba Industry Co., Ltd.	709,000	3,894,767
	Keiiyu Co., Ltd.	68,200	493,747
#	Keiyo Co., Ltd.	188,900	1,295,401
	Kentucky Fried Chicken Japan, Ltd.	73,000	1,339,633
#	Kenwood Corp.	1,250,000	1,973,233
	Kinki Nippon Tourist Co., Ltd.	283,000	971,505
#	Kinugawa Rubber Industrial Co., Ltd.	203,000	339,412
#	Kisoji Co., Ltd.	82,100	1,515,122
	Koekisha Co., Ltd.	13,600	229,421
#	Kohnan Shoji Co., Ltd.	86,900	847,851
#	Kojima Co., Ltd.	121,300	1,084,933
#	Komatsu Seiren Co., Ltd.	135,000	640,890
	Konaka Co., Ltd.	76,860	965,535
*	Kosugi Sangyo Co., Ltd.	416,000	228,862
	Kurabo Industries, Ltd.	832,000	2,429,596
	Kuraudia Co., Ltd.	4,800	62,161
	Kuroganeya Co., Ltd.	14,000	58,717
	K’s Holdings Corp.	137,572	3,808,594
#	Kyoritsu Maintenance Co., Ltd.	46,660	1,134,223
#	Kyoto Kimono Yuzen Co., Ltd.	572	609,110

3

	Kyowa Leather Cloth Co., Ltd.	75,400	$456,839
# *	Laox Co., Ltd.	206,000	420,661
#	Look, Inc.	102,000	254,282
#	Maezawa Kyuso Industries Co., Ltd.	51,700	848,966
# *	Magara Construction Co., Ltd.	135,000	232,130
# *	Mamiya-Op Co., Ltd.	285,000	336,246
#	Marche Corp.	23,000	210,786
#	Mars Engineering Corp.	72,900	1,531,684
	Marubeni Telecom Co., Ltd.	207	201,287
	Maruei Department Store Co., Ltd.	136,000	254,985
	Maruzen Co., Ltd. (5982)	46,000	268,773
# *	Maruzen Co., Ltd. (8236)	329,000	532,833
#	Matsuya Co., Ltd.	179,000	3,682,749
#	Matsuya Foods Co., Ltd.	59,700	816,413
#	Matsuzakaya Holdings Co., Ltd.	529,077	4,576,292
	Meiwa Industry Co., Ltd.	38,000	131,726
*	Mikuni Corp.	96,000	399,791
# *	Misawa Homes Holdings, Inc.	117,100	2,811,301
	Misawa Resort Co., Ltd.	172,000	754,611
	Mitsuba Corp.	155,690	1,436,723
#	Mitsui Home Co., Ltd.	228,000	1,527,164
	Miyuki Keori Co., Ltd.	106,000	383,601
#	Mizuno Corp.	446,000	2,942,648
#	MOS Food Services, Inc.	104,000	1,471,258
#	MR Max Corp.	127,200	638,638
	Mutow Co., Ltd.	79,400	346,841
# *	Naigai Co., Ltd.	236,000	258,083
#	Nexyz Corp.	3,700	260,010
	Nice Corp.	378,000	1,452,284
#	Nichimo Corp.	592,000	549,247
#	Nidec Copal Corp.	194,500	2,128,523
#	Nidec Tosok Corp.	62,600	662,323
#	Nihon Eslead Corp.	53,048	1,341,319
	Nihon Tokushu Toryo Co., Ltd.	56,000	364,309
	Nikko Travel Co., Ltd.	12,200	72,676
	Nippon Felt Co., Ltd.	69,000	526,320
#	Nippon Piston Ring Co., Ltd.	262,000	666,525
#	Nippon Restaurant System, Inc.	51,800	1,879,108
	Nippon Seiki Co., Ltd.	155,000	3,768,485
	Nishimatsuya Chain Co., Ltd.	179,400	3,221,233
	Nissan Shatai Co., Ltd.	520,000	2,692,387
#	Nissen Co., Ltd.	173,600	1,173,081
	Nittan Valve Co., Ltd.	85,000	879,696
*	Nitto Kako Co., Ltd.	81,000	121,305
# *	Nitto Seimo Co., Ltd.	50,000	69,117
	Noritake Co., Ltd.	530,000	2,667,447
	Noritsu Koki Co., Ltd.	114,800	2,028,387
*	Omikenshi Co., Ltd.	176,000	226,863
*	Orient Watch Co., Ltd.	12,000	4,155
#	Pacific Industrial Co., Ltd.	172,000	1,169,152
#	PanaHome Corp.	434,000	2,976,292
#	Parco Co., Ltd.	276,000	3,366,346

4

#	Paris Miki, Inc.	186,100	$3,169,486
#	Pentax Corp.	396,000	2,362,738
	Piolax, Inc.	41,100	847,596
	Press Kogyo Co., Ltd.	385,000	1,973,463
# *	Renown, Inc.	153,800	1,459,530
#	Resorttrust, Inc.	143,640	4,011,885
#	Rhythm Watch Co., Ltd.	454,000	704,641
#	Right On Co., Ltd.	99,725	3,418,902
	Riken Corp.	347,000	2,132,234
#	Ringer Hut Co., Ltd.	69,500	870,734
	Roland Corp.	85,700	1,833,687
#	Royal Co., Ltd.	133,000	1,770,234
#	Sagami Chain Co., Ltd.	78,000	747,158
	Sagami Co., Ltd.	80,000	244,589
	Sagami Rubber Industries Co., Ltd.	15,000	50,646
#	Saint Marc Holdings Co., Ltd.	36,300	2,263,677
#	Saizeriya Co., Ltd.	167,800	2,194,438
#	Sakai Ovex Co., Ltd.	205,000	363,496
	Sanden Corp.	473,000	2,170,661
	Sanei-International Co., Ltd.	59,300	2,172,329
	Sankyo Seiko Co., Ltd.	188,000	993,803
#	Sanoh Industrial Co., Ltd.	118,000	777,844
#	Sanrio Co., Ltd.	268,400	3,971,428
*	Sansui Electric Co., Ltd.	4,135,000	766,629
	Sanyo Housing Nagoya Co., Ltd.	363	503,129
#	Sanyo Shokai, Ltd.	458,000	3,897,398
#	Seiko Corp.	387,407	2,518,199
#	Seiren Co., Ltd.	209,000	2,299,642
#	Senshukai Co., Ltd.	154,000	2,262,823
	Shaddy Co., Ltd.	62,700	794,237
#	Shikibo, Ltd.	372,000	578,358
	Shinyei Kaisha	96,000	264,504
#	Shiroki Co., Ltd.	276,000	829,322
#	Shobunsha Publications, Inc.	53,500	630,255
#	Shochiku Co., Ltd.	421,000	3,186,277
	Showa Corp.	163,300	2,621,798
# *	Showa Rubber Co., Ltd.	41,300	55,729
*	Silver Ox, Inc.	50,000	69,377
# *	Silver Seiko, Ltd.	1,091,000	575,309
#	Simree Co., Ltd.	41,000	165,859
	SK Japan Co., Ltd.	17,550	88,847
	SNT Corp.	86,300	504,065
# *	Sofmap Co., Ltd.	27,300	85,992
*	Soft99 Corp.	73,400	668,516
#	Sotoh Co., Ltd.	51,000	637,472
	SPK Corp.	16,800	281,144
#	Suminoe Textile Co., Ltd.	236,000	775,560
	Suzutan Co., Ltd.	26,200	132,551
# *	SxL Corp.	493,000	521,554
	Tachikawa Corp.	50,800	309,944
#	Tachi-S Co., Ltd.	111,040	1,010,082
	Takamatsu Corp.	130,300	2,206,828

5

#	Taka-Q Co., Ltd.	73,500	$281,522
#	TAKE AND GIVE. NEEDS Co., Ltd.	1,213	814,452
	Tasaki Shinju Co., Ltd.	116,000	574,603
	Taya Co., Ltd.	5,000	42,837
*	TBK Co., Ltd.	90,000	388,902
*	TDF Corp.	27,000	91,748
#	Tecmo, Ltd.	79,800	592,290
#	Teikoku Piston Ring Co., Ltd.	111,000	1,037,659
#	Teikoku Sen-I Co., Ltd.	80,000	356,546
#	Ten Allied Co., Ltd.	50,000	199,049
	Tenma Corp.	104,900	1,850,622
#	The Japan General Estate Co., Ltd.	103,300	2,591,626
	The Japan Wool Textile Co., Ltd.	289,000	2,570,234
	Tigers Polymer Corp.	59,000	396,086
#	Toabo Corp.	219,000	243,549
	Toei Co., Ltd.	438,000	2,405,402
# *	Tohoku Misawa Homes Co., Ltd.	37,500	93,308
	Tohoku Pioneer Corp.	62,100	914,816
# *	Tokai Kanko Co., Ltd.	861,000	240,277
#	Tokai Senko KK, Nagoya	102,000	169,356
# *	Tokyo Dome Corp.	648,000	3,280,316
*	Tokyo Kaikan Co., Ltd.	9,000	53,418
	Tokyo Soir Co., Ltd.	49,000	165,646
	Tokyo Style Co., Ltd.	341,000	3,827,272
#	Tokyotokeiba Co., Ltd.	928,000	2,878,431
	Tokyu Recreation Corp.	77,000	447,394
#	Tomy Co., Ltd.	306,993	2,031,315
#	Tonichi Carlife Group, Inc.	108,000	257,481
	Topre Corp.	172,000	1,720,316
# *	Tosco Co., Ltd.	81,000	266,125
	Totenko Co., Ltd.	57,000	149,316
#	Touei Housing Corp.	85,740	1,331,132
#	Toyo Radiator Co., Ltd.	238,000	1,116,650
	Toyo Tire & Rubber Co., Ltd.	705,000	3,081,710
	Tsukamoto Co., Ltd.	67,000	113,521
	Tsutsumi Jewelry Co., Ltd.	65,200	1,716,049
#	Unitika, Ltd.	1,614,000	2,397,079
	U-Shin, Ltd.	97,000	643,158
*	Verite Co., Ltd.	24,000	54,379
	Watabe Wedding Corp.	29,500	457,744
#	Watami Food Service Co., Ltd.	137,400	2,019,187
*	Wondertable, Ltd.	97,000	137,670
	XNET Corp.	91	153,897
#	Yamatane Corp.	338,000	567,482
	Yamato International, Inc.	43,000	329,072
#	Yellow Hat, Ltd., Tokyo	75,600	600,113
#	Yokohama Reito Co., Ltd.	163,000	1,301,106
#	Yomiuri Land Co., Ltd.	261,000	1,743,241
	Yonex Co., Ltd.	41,000	315,309
#	Yorozu Corp.	69,200	936,783
	Yoshimoto Kogyo Co., Ltd.	115,000	1,949,560
#	Yoshinoya D&C Co., Ltd.	2,227	3,735,762

6

#	Zenrin Co., Ltd.	122,400	$3,584,112
#	Zensho Co., Ltd.	278,000	3,175,569
Total Consumer Discretionary			338,182,146

Consumer Staples — (7.3%)
#	Aderans Co., Ltd.	141,350	3,659,108
	Ahjikan Co., Ltd.	10,500	80,801
#	Ariake Japan Co., Ltd.	106,200	2,296,650
#	Asahi Soft Drinks Co., Ltd.	177,000	2,664,426
	Bull-Dog Sauce Co., Ltd.	37,000	426,833
#	Calpis Co., Ltd.	256,000	2,346,390
	Cawachi, Ltd.	79,400	2,197,696
	CFS Corp.	90,500	476,552
# *	Chubu Shiryo Co., Ltd.	76,000	530,757
	Chuo Gyorui Co., Ltd.	93,000	347,276
#	Coca-Cola Central Japan Co., Ltd.	311	2,579,418
	CVS Bay Area, Inc.	55,000	111,509
#	DyDo Drinco, Inc.	56,200	2,285,716
#	Echo Trading Co., Ltd.	11,000	111,745
#	Ensuiko Sugar Refining Co., Ltd.	103,000	306,854
#	Fancl Corp.	244,600	3,712,271
# *	First Baking Co., Ltd.	140,000	210,645
#	Fuji Oil Co., Ltd.	294,400	2,599,681
	Fujicco Co., Ltd.	110,600	1,241,514
# *	Fujiya Co., Ltd.	391,000	828,746
	Hagoromo Foods Corp.	41,000	379,192
	Harashin Narus Holdings Co., Ltd.	57,000	732,828
# *	Hayashikane Sangyo Co., Ltd.	267,000	357,136
#	Heiwado Co., Ltd.	197,000	3,170,531
# *	Hohsui Corp.	120,000	193,558
	Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	538,674
#	Hokuto Corp.	113,300	2,061,494
#	Inageya Co., Ltd.	166,000	1,303,592
	Itochu Shokuh Co., Ltd.	44,300	1,466,037
#	Itoham Foods, Inc.	705,000	3,318,379
	Izumiya Co., Ltd.	283,000	2,171,866
	J-Oil Mills, Inc.	535,000	2,146,012
#	Kagome Co., Ltd.	272,200	4,278,575
	Kameda Seika Co., Ltd.	71,800	819,954
#	Kasumi Co., Ltd.	199,000	1,137,261
	Katokichi Co., Ltd.	475,200	3,556,700
#	Key Coffee, Inc.	71,200	1,032,925
#	Kibun Food Chemifa Co., Ltd.	88,000	1,258,772
#	Kirindo Co., Ltd.	22,800	221,055
	Kyodo Shiryo Co., Ltd.	313,000	472,652
#	Kyokuyo Co., Ltd.	337,000	786,868
#	Life Corp.	179,900	2,507,798
	Mandom Corp.	81,300	2,132,697
	Marudai Food Co., Ltd.	420,000	1,487,325
#	Maruha Group, Inc.	1,202,000	2,507,680
	Maruya Co., Ltd.	14,000	54,232
	Maxvalu Tohok Co., Ltd.	18,200	153,467

7

	Maxvalu Tokai Co., Ltd.	56,000	$1,082,969
#	Meito Sangyo Co., Ltd.	78,800	1,539,119
	Mercian Corp.	424,000	1,142,087
#	Mikuni Coca-Cola Bottling Co., Ltd.	179,000	1,897,207
#	Milbon Co., Ltd.	39,940	1,223,595
	Ministop Co., Ltd.	94,100	1,598,989
#	Mitsui Sugar Co., Ltd.	450,850	1,654,152
#	Miyoshi Oil & Fat Co., Ltd.	246,000	504,642
#	Morinaga & Co., Ltd.	879,000	2,287,675
#	Morinaga Milk Industry Co., Ltd.	809,000	4,089,054
# *	Morishita Jinton Co., Ltd.	47,800	129,453
#	Morozoff, Ltd.	110,000	327,232
	Myojo Foods Co., Ltd.	129,000	899,991
#	Nagatanien Co., Ltd.	121,000	937,654
#	Nakamuraya Co., Ltd.	186,000	1,025,535
#	Nichimo Co., Ltd.	112,000	230,923
#	Nichiro Corp.	494,000	888,840
	Nihon Chouzai Co., Ltd.	23,000	557,184
	Nihon Shokuh Kako Co., Ltd.	71,000	185,327
#	Niitaka Co., Ltd.	7,260	63,864
#	Nippon Beet Sugar Manufacturing Co., Ltd.	487,000	1,472,490
	Nippon Flour Mills Co., Ltd.	567,000	2,439,015
	Nippon Formula Feed Manufacturing Co., Ltd.	216,000	332,843
	Nissin Sugar Manufacturing Co., Ltd.	152,000	437,693
	Nitto Flour Milling Co., Ltd.	141,000	459,955
#	Nosan Corp.	416,000	1,133,955
#	Oenon Holdings, Inc.	201,000	663,268
	Oie Sangyo Co., Ltd.	20,900	170,821
	Okuwa Co., Ltd.	156,000	2,197,282
	Olympic Corp.	66,700	493,488
	Oriental Yeast Co., Ltd.	103,000	634,968
	Pietro Co., Ltd.	10,300	92,231
#	Pigeon Corp.	65,300	1,140,541
	Poplar Co., Ltd.	25,760	215,320
	Posful Corp.	58,800	222,901
# *	Prima Meat Packers, Ltd.	724,000	1,002,144
	Riken Vitamin Co., Ltd.	79,400	2,423,669
	Rock Field Co., Ltd.	42,100	672,912
#	Ryoshoku, Ltd.	148,000	3,502,943
	S Foods, Inc.	99,500	940,143
#	Sakata Seed Corp.	166,000	2,021,469
	Seijo Corp.	33,600	804,528
#	Shikoku Coca-Cola Bottling Co., Ltd.	74,500	850,220
	Shoei Foods Corp.	44,000	216,893
#	Showa Sangyo Co., Ltd.	620,000	1,575,625
# *	Snow Brand Milk Products Co., Ltd.	895,000	3,575,303
	Snow Brand Seed Co., Ltd.	30,000	119,673
#	Sogo Medical Co., Ltd.	20,800	435,497
	Sonton Food Industry Co., Ltd.	43,000	436,714
#	Sotetsu Rosen Co., Ltd.	70,000	283,416
	Starzen Corp.	266,000	694,832
#	Sugi Pharmacy Co., Ltd.	197,800	3,619,598

8

#	T.Hasegawa Co., Ltd.	142,700	$2,210,405
#	Takara Holdings, Inc.	365,000	2,519,832
# *	The Maruetsu, Inc.	411,000	1,998,042
	The Nisshin Oillio Group, Ltd.	581,000	3,665,722
	Three F Co., Ltd.	17,700	130,723
#	Tobu Store Co., Ltd.	220,000	620,239
#	Toho Co., Ltd.	162,000	547,418
#	Tohto Suisan Co., Ltd.	120,000	367,369
	Tokyu Store Chain Corp.	220,000	1,302,169
#	Torigoe Co., Ltd.	80,000	569,123
# *	Toyo Sugar Refining Co., Ltd.	157,000	252,530
*	Tsukiji Uoichiba Co., Ltd.	57,000	129,483
	Tsuruha Holdings, Inc.	46,400	1,751,354
	U.Store Co., Ltd.	63,600	462,598
#	Unicafe, Inc.	14,260	202,143
#	Unicharm Petcare Corp.	50,000	1,833,362
	Unimat Offisco Corp.	79,200	1,101,965
#	Valor Co., Ltd.	169,400	1,956,218
#	Warabeya Nichiyo Co., Ltd.	52,760	734,330
	Yaizu Suisankagaku Industry Co., Ltd.	42,100	455,457
#	Yaoko Co., Ltd.	67,000	1,757,699
#	Yomeishu Seizo Co., Ltd.	102,000	1,012,743
#	Yonekyu Corp.	92,500	958,626
	Yuasa Funashoku Co., Ltd.	112,000	334,456
	Yukiguni Maitake Co., Ltd.	77,180	298,631
*	Yutaka Foods Corp.	6,000	93,562
Total Consumer Staples			154,075,889

Energy — (0.9%)
#	BP Castrol KK	69,800	246,938
# *	Fuji Kosan Co., Ltd.	264,000	325,756
	Itochu Enex Co., Ltd.	307,900	2,050,146
	Japan Oil Transportation Co., Ltd.	79,000	233,603
#	Kanto Natural Gas Development Co., Ltd.	192,000	1,348,300
#	Kyoei Tanker Co., Ltd.	115,000	342,010
	Mitsuuroko Co., Ltd.	234,200	1,681,615
#	Modec, Inc.	126,000	3,597,383
#	Nippon Gas Co., Ltd.	145,000	1,410,868
#	Nippon Seiro Co., Ltd.	64,000	188,649
#	Sala Corp.	121,000	598,969
	San-Ai Oil Co., Ltd.	241,000	1,077,122
	Shinko Plantech Co., Ltd.	147,000	1,569,362
	Sinanen Co., Ltd.	245,000	1,363,059
	Toa Oil Co., Ltd.	369,000	589,287
#	Toyo Kanetsu KK	436,000	1,193,345
Total Energy			17,816,412

Financials — (7.0%)
# *	Azel Corp.	214,000	583,313
# *	Bank of the Ryukyus, Ltd.	94,880	2,031,175
	Central Finance Co., Ltd.	319,000	1,575,805
#	Century Leasing System, Inc.	170,200	2,384,120

9

#	Cosmo Securities Co., Ltd.	1,357,000	$2,717,662
	Credia Co., Ltd.	28,000	139,750
#	Daibiru Corp.	301,000	4,145,343
#	Daiko Clearing Services Corp.	51,000	627,408
#	Fukushima Bank, Ltd.	700,000	894,569
	Fuyo General Lease Co., Ltd.	101,000	3,714,454
	Gro-BeLS Co., Ltd.	177,000	256,903
	Higashi-Nippon Bank, Ltd.	622,000	3,158,499
#	Ichiyoshi Securities Co., Ltd.	156,000	2,613,752
	Keihanshin Real Estate Co., Ltd.	144,000	1,127,259
	Kirayaka Holdings, Inc.	98,000	234,252
# *	Kiyo Holdings, Inc.	2,147,000	3,316,288
#	Kobayashi Yoko Co., Ltd.	30,400	340,653
#	Kosei Securities Co., Ltd.	295,000	530,727
*	Kyushu-Shinwa Holdings, Inc.	1,391,000	2,034,024
#	Marusan Securities Co., Ltd.	254,000	3,985,628
#	Meiwa Estate Co., Ltd.	82,700	1,263,687
#	Mito Securities Co., Ltd.	260,000	1,369,205
	Mitsubishi UFJ Financial Group, Inc.	1	10,914
	Miyazaki Bank, Ltd.	479,000	2,174,289
	Nisshin Fudosan Co., Ltd.	75,900	1,046,709
#	Odakyu Real Estate Co., Ltd.	120,000	579,286
	Osaka Securities Finance Co., Ltd.	54,000	244,562
#	Pocket Card Co., Ltd.	82,000	479,998
#	Ricoh Leasing Co., Ltd.	103,200	2,601,626
#	Sankei Building Co., Ltd.	221,000	2,323,038
#	Sanyo Electric Credit Co., Ltd.	124,000	2,206,039
# *	Seven Seas Holdings Co., Ltd.	194,000	337,558
#	Shikoku Bank, Ltd.	736,000	2,920,601
#	Shimizu Bank, Ltd.	32,900	1,525,401
	Shinki Co., Ltd.	217,500	647,176
	Shoei Co., Ltd.	34,848	1,063,924
#	Suruga Corp.	40,300	2,997,969
#	Tachihi Enterprise Co., Ltd.	42,650	1,777,522
	Takagi Securities Co., Ltd.	186,000	957,092
	The Aichi Bank, Ltd.	28,700	3,323,310
	The Akita Bank, Ltd.	660,000	3,327,999
	The Aomori Bank, Ltd.	627,000	2,585,794
	The Bank of Ikeda, Ltd.	47,500	2,295,744
	The Bank of Iwate, Ltd.	64,300	3,614,688
	The Bank of Okinawa, Ltd.	73,900	2,970,356
	The Bank of Saga, Ltd.	599,000	2,408,809
*	The Chiba Kogyo Bank, Ltd.	165,200	2,445,646
	The Chukyo Bank, Ltd.	751,000	2,453,556
	The Daisan Bank, Ltd.	637,000	2,155,583
	The Daito Bank, Ltd.	376,000	568,800
#	The Ehime Bank, Ltd.	552,000	1,968,755
	The Eighteenth Bank, Ltd.	609,000	3,139,619
	The Fukui Bank, Ltd.	820,000	2,751,950
	The Hokuetsu Bank, Ltd.	852,000	2,225,710
	The Kagawa Bank, Ltd.	259,350	1,784,873
# *	The Kanto Tsukuba Bank, Ltd.	181,300	1,866,569

10

	The Kita-Nippon Bank, Ltd.	27,906	$1,337,950
	The Michinoku Bank, Ltd.	538,000	1,988,566
	The Minato Bank, Ltd.	1,369,000	3,125,664
	The Nagano Bank, Ltd.	288,000	1,029,437
	The Oita Bank, Ltd.	486,000	3,457,123
#	TOC Co., Ltd.	443,950	2,789,446
	Tochigi Bank, Ltd.	373,000	2,268,178
	Toho Bank, Ltd.	778,000	3,466,201
	Toho Real Estate Co., Ltd.	180,000	1,232,363
	Tohoku Bank, Ltd.	281,000	546,496
	Tokushima Bank, Ltd.	258,200	1,782,182
	Tokyo Rakutenchi Co., Ltd.	204,000	935,219
#	Tokyo Theatres Co., Inc.	248,000	744,902
	Tokyu Community Corp.	45,800	1,384,212
#	Tokyu Livable, Inc.	44,100	3,514,837
	Tomato Bank, Ltd.	364,000	815,231
#	Tottori Bank, Ltd.	303,000	845,716
#	Towa Bank, Ltd.	833,000	1,753,385
# *	Towa Real Estate Development Co., Ltd.	350,000	1,925,897
	Toyo Securities Co., Ltd.	295,000	1,503,944
	Yamagata Bank, Ltd.	579,000	3,149,274
	Yuraku Real Estate Co., Ltd.	200,000	1,319,761
Total Financials			145,741,925

Health Care — (2.7%)
	Aloka Co., Ltd.	95,000	988,119
	As One Corp.	64,880	1,771,402
	ASKA Pharmaceutical Co., Ltd.	103,000	865,137
	Create Medic Co., Ltd.	28,000	290,987
#	Eiken Chemical Co., Ltd.	73,000	785,889
	FALCO biosystems, Ltd.	35,200	286,584
#	Fuso Pharmaceutical Industries, Ltd.	295,000	885,486
	Hitachi Medical Corp.	126,000	1,316,771
#	Hogy Medical Co., Ltd.	56,000	2,650,948
	Iwaki & Co., Ltd.	55,000	138,613
#	Japan Medical Dynamic Marketing, Inc.	44,900	126,855
#	Jeol, Ltd.	259,000	1,640,125
	JMS Co., Ltd.	108,000	366,462
	Kaken Pharmaceutical Co., Ltd.	389,000	3,235,045
	Kawamoto Corp.	4,000	18,996
	Kawanishi Holdings, Ltd.	7,400	100,863
#	Kawasumi Laboratories, Inc.	45,000	267,295
#	Kissei Pharmaceutical Co., Ltd.	189,000	3,407,857
#	KYORIN Co., Ltd.	203,000	2,736,575
	Mochida Pharmaceutical Co., Ltd.	430,000	3,923,776
#	Nichii Gakkan Co.	118,100	2,400,791
	Nihon Kohden Corp.	154,000	3,237,808
#	Nikkiso Co., Ltd.	243,000	1,846,143
# *	Nippon Chemiphar Co., Ltd.	119,000	642,146
	Nippon Shinyaku Co., Ltd.	229,000	1,915,085
#	Nipro Corp.	193,000	3,697,308
	Nissui Pharmaceutical Co., Ltd.	67,800	541,635

11

	Paramount Bed Co., Ltd.	103,100	$1,971,643
	Rion Co., Ltd.	5,000	31,480
	Rohto Pharmaceutical Co., Ltd.	373,000	3,975,095
	Seikagaku Corp.	186,200	1,992,247
#	SSP Co., Ltd.	414,000	2,426,395
	Torii Pharmaceutical Co., Ltd.	98,900	1,649,557
#	Towa Pharmaceutical Co., Ltd.	55,000	1,988,679
	Vital-Net, Inc.	131,300	964,900
#	Wakamoto Pharmaceutical Co., Ltd.	102,000	441,311
#	Zeria Pharmaceutical Co., Ltd.	153,000	1,386,553
Total Health Care			56,912,561

Industrials — (22.1%)
# *	A&A Material Corp.	235,000	364,377
#	Advan Co., Ltd.	83,900	1,062,317
	ADVANEX, Inc.	121,000	232,767
	Aeon Delight Co., Ltd.	71,400	1,878,203
	Aica Kogyo Co., Ltd.	243,000	3,365,628
#	Aichi Corp.	267,800	2,637,658
	Aida Engineering, Ltd.	256,000	1,866,211
	Airport Facilities Co., Ltd.	171,970	1,096,698
	Airtech Japan, Ltd.	26,700	256,164
	Alps Logistics Co., Ltd.	52,900	941,926
# *	Altech Co., Ltd.	23,000	93,568
#	Altech Corp.	31,150	357,999
#	Amano Corp.	274,000	3,388,117
	Ando Corp.	264,000	578,562
	Anest Iwata Corp.	152,000	831,481
*	Arai-Gumi, Ltd.	131,150	152,563
#	ART Corp.	34,000	1,026,296
#	Asahi Diamond Industrial Co., Ltd.	236,000	1,689,800
	Asahi Kogyosha Co., Ltd.	101,000	400,662
	Asahi Pretec Corp.	122,050	2,865,673
	Asanuma Corp.	234,000	434,490
	Asia Air Survey Co., Ltd.	32,000	99,074
#	Asunaro Aoki Construction Co., Ltd.	156,000	1,080,115
	Ataka Construction & Engineering Co., Ltd.	60,000	179,664
	Bando Chemical Industries, Ltd.	349,000	1,814,481
	Biken Techno Corp.	14,100	104,485
	BSL Corp.	649,354	570,214
#	Bunka Shutter Co., Ltd.	245,000	1,495,852
	Central Glass Co., Ltd.	617,000	4,130,207
	Central Security Patrols Co., Ltd.	45,800	451,307
#	Chudenko Corp.	213,500	3,559,117
#	Chugai Ro Co., Ltd.	308,000	1,302,697
#	Chuo Denki Kogyo Co., Ltd.	71,000	340,928
#	CKD Corp.	227,000	2,422,153
	Commuture Corp.	144,202	1,091,246
#	Cosel Co., Ltd.	134,100	2,238,485
	CTI Engineering Co., Ltd.	38,200	277,902
	Dai-Dan Co., Ltd.	145,000	902,903
	Daihen Corp.	443,000	2,651,390

12

	Daiho Corp.	202,000	$427,674
	Daiichi Chuo Kisen Kaisha	772,000	2,417,221
#	Dai-Ichi Jitsugyo Co., Ltd.	177,000	914,317
#	Daimei Telecom Engineering Corp.	132,000	1,559,602
	Daiseki Co., Ltd.	125,712	2,502,694
# *	Daisue Construction Co., Ltd.	316,500	311,288
	Daiwa Industries, Ltd.	164,000	1,137,449
	Danto Holdings Corp.	92,000	342,593
#	Densei-Lambda KK	64,284	970,567
	Denyo Co., Ltd.	83,000	937,797
	DMW Corp.	1,600	66,570
#	Eneserve Corp.	82,100	381,723
*	Enshu, Ltd.	188,000	502,165
# *	Freesia Macross Corp.	1,355,000	609,846
# *	Fudo Tetra Corp.	619,800	496,983
	Fuji Electric Engineering & Construction Co., Ltd.	41,000	60,627
*	Fujisash Co., Ltd.	106,300	133,052
#	Fujita Corp.	115,010	378,248
	Fujitec Co., Ltd.	312,000	2,279,680
	Fukuda Corp.	136,000	543,554
	Fukusima Industries Corp.	27,500	289,974
#	Fukuyama Transporting Co., Ltd.	929,000	3,794,834
	Funai Consulting, Co., Ltd.	102,000	688,940
#	Furukawa Co., Ltd.	1,357,000	3,554,357
	Furusato Industries, Ltd.	52,000	868,030
	Futaba Corp.	155,800	3,647,169
	Gecoss Corp.	116,700	715,683
# *	GS Yuasa Corp.	1,235,000	2,857,505
#	Hakuyosha Co., Ltd.	88,000	267,928
#	Haltec Corp.	62,000	92,648
# *	Hamai Co., Ltd.	97,000	283,814
	Hanwa Co., Ltd.	720,000	3,552,096
	Hazama Corp.	293,600	425,422
	Hibiya Engineering, Ltd.	120,000	1,068,507
#	Hisaka Works, Ltd.	41,000	768,423
	Hitachi Metals Techno, Ltd.	57,500	315,945
#	Hitachi Plant Technologies, Ltd.	658,570	3,426,733
	Hitachi Tool Engineering, Ltd.	89,000	1,322,675
	Hitachi Transport System, Ltd.	358,000	4,080,790
# *	Hitachi Zosen Corp.	2,701,000	4,251,522
*	Hokuetsu Industries Co., Ltd.	85,000	282,236
	Hokuriku Electrical Construction Co., Ltd.	56,000	195,900
#	Hosokawa Micron Corp.	136,000	1,138,562
#	Howa Machinery, Ltd.	389,000	526,358
	IBJ Leasing Co., Ltd.	122,800	3,373,155
# *	Ichiken Co., Ltd.	105,000	297,248
*	Ichinen Co., Ltd.	56,000	363,603
#	Idec Corp.	128,000	2,108,942
#	Iino Kaiun Kaisha, Ltd.	355,000	4,063,811
	i-Logistics Corp.	91,000	286,035
	Inaba Denki Sangyo Co., Ltd.	85,400	3,174,932
	Inabata and Co., Ltd.	199,000	1,636,913

13

# *	Inoue Kogyo Co., Ltd.	425,000	$277,688
#	Inui Steamship Co., Ltd.	83,000	586,435
#	Iseki & Co., Ltd.	734,000	1,947,255
# *	Ishikawa Seisakusho, Ltd.	154,000	180,958
	Ishikawajima Construction Materials Co., Ltd.	43,000	79,870
	Ishikawajima Transport Machinery Co., Ltd.	68,000	315,378
	Itoki Crebio Corp.	167,000	1,546,963
	Iwasaki Electric Co., Ltd.	238,000	591,749
#	Iwatani International Corp.	821,000	2,519,682
# *	J Bridge Corp.	186,000	202,492
#	Jalux, Inc.	39,100	776,385
#	Jamco Corp.	82,000	775,808
	Japan Airport Terminal Co., Ltd.	305,700	4,455,620
*	Japan Bridge Corp.	44,350	150,475
#	Japan Cash Machine Co., Ltd.	94,115	1,070,083
	Japan Foundation Engineering Co., Ltd.	95,600	360,635
#	Japan Kenzai Co., Ltd.	83,740	552,221
#	Japan Pulp and Paper Co., Ltd.	514,000	2,061,018
	Japan Servo Co., Ltd.	80,000	133,905
	Japan Steel Tower Co., Ltd.	44,000	234,552
#	Japan Transcity Corp.	217,000	1,039,108
	JFE Shoji Holdings, Inc.	754,000	4,011,994
	K.R.S. Corp.	39,200	525,116
# *	Kamagai Gumi Co., Ltd.	470,800	983,475
	Kamei Corp.	121,000	928,875
	Kanaden Corp.	108,000	713,524
	Kanagawa Chuo Kotsu Co., Ltd.	196,000	1,030,615
	Kanamoto Co., Ltd.	102,000	830,529
	Kandenko Co., Ltd.	150,000	949,953
# *	Kanematsu Corp.	1,431,625	3,213,899
# *	Kanematsu-NNK Corp.	125,000	181,884
#	Katakura Industries Co., Ltd.	119,000	2,100,665
	Kato Works Co., Ltd.	190,000	956,363
	Kawada Industries, Inc.	158,000	301,676
*	Kawagishi Bridge Works Co., Ltd.	33,000	126,265
*	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	401,738
# *	Kimmon Manufacturing Co., Ltd.	180,000	291,709
# *	Kimura Chemical Plants Co., Ltd.	61,000	173,228
#	Kinki Sharyo Co., Ltd.	212,000	870,898
*	Kinsho Corp.	91,000	326,285
	Kintetsu World Express, Inc.	120,000	3,748,339
	Kioritz Corp.	210,000	675,222
	Kitagawa Iron Works Co., Ltd.	306,000	788,375
#	Kitano Construction Corp.	237,000	590,766
	Kitazawa Sangyo Co., Ltd.	57,000	216,473
	Kitz Corp.	406,000	3,684,743
	Koike Sanso Kogyo Co., Ltd.	136,000	771,081
	Koito Industries, Ltd.	102,000	385,641
*	Kokusai Kogyo Co., Ltd.	114,000	520,974
#	Komai Tekko, Inc.	109,000	291,225
#	Komatsu Wall Industry Co., Ltd.	33,700	565,199
	Kondotec, Inc.	40,500	340,027

14

#	Kosaido Co., Ltd.	79,000	$492,087
#	Kuroda Electric Co., Ltd.	103,100	1,302,761
#	Kyodo Printing Co., Ltd.	282,000	1,133,600
#	Kyoei Sangyo Co., Ltd.	97,000	339,457
#	Kyokuto Boeki Kaisha, Ltd.	82,000	295,896
	Kyokuto Kaihatsu Kogyo Co., Ltd.	138,300	1,119,018
	Kyosan Electric Manufacturing Co., Ltd.	193,000	757,556
	Kyowa Exeo Corp.	354,000	3,990,580
	Kyudenko Corp.	264,000	1,637,789
*	Link Consulting Associates - Japan Corp.	24,300	27,418
# *	Lonseal Corp.	127,000	196,649
#	Maeda Corp.	605,000	2,420,581
	Maeda Road Construction Co., Ltd.	304,000	2,309,232
	Maezawa Industries, Inc.	59,300	298,985
	Maezawa Kaisei Industries Co., Ltd.	48,200	727,056
	Makino Milling Machine Co., Ltd.	345,000	4,371,357
	Marubeni Construction Material Lease Co., Ltd.	78,000	188,440
*	Maruka Machinery Co., Ltd.	25,100	340,152
	Maruwn Corp.	66,000	224,798
#	Maruyama Manufacturing Co., Inc.	150,000	387,245
	Maruzen Showa Unyu Co., Ltd.	312,000	1,144,060
#	Matsuda Sangyo Co., Ltd.	77,800	2,027,594
	Matsui Construction Co., Ltd.	83,600	365,367
# *	Matsuo Bridge Co., Ltd.	72,000	94,815
	Max Co., Ltd.	178,000	2,715,409
#	Meidensha Corp.	742,050	2,592,622
# *	Meiji Machine Co., Ltd.	213,000	169,492
#	Meiji Shipping Co., Ltd.	109,000	409,209
*	Meisei Industrial Co., Ltd.	29,000	144,635
#	Meitec Corp.	125,100	3,926,104
	Meito Transportation Co., Ltd.	22,000	176,711
# *	Meiwa Trading Co., Ltd.	119,000	372,867
#	Mirai Group Co., Ltd.	100,000	174,442
*	Mitani Corp.	32,600	406,212
#	Mitsubishi Cable Industries, Ltd.	681,000	1,122,705
# *	Mitsubishi Kakoki Kaisha, Ltd.	243,000	749,263
#	Mitsubishi Pencil Co., Ltd.	108,500	1,697,597
	Mitsuboshi Belting, Ltd.	266,000	1,722,653
# *	Mitsui Matsushima Co., Ltd.	246,000	366,744
	Mitsui-Soko Co., Ltd.	471,000	3,335,270
	Mitsumura Printing Co., Ltd.	95,000	389,245
	Miura Co., Ltd.	140,000	3,607,092
	Miura Printing Corp.	19,000	51,311
*	Miyaji Engineering Group	203,000	223,158
# *	Miyakoshi Corp.	31,100	533,680
# *	Mori Denki Mfg. Co., Ltd.	628,000	106,280
	Morita Corp.	144,000	851,128
	Moshi Moshi Hotline, Inc.	56,450	2,337,972
	Mystar Engineering Corp.	15,600	89,610
	NAC Co., Ltd.	28,900	484,717
#	Nachi-Fujikoshi Corp.	604,000	3,140,707
*	Naikai Zosen Corp.	7,000	35,894

15

*	Nakano Corp.	103,000	$210,825
*	Narasaki Sangyo Co., Ltd.	47,000	79,449
*	NEC Leasing, Ltd.	65,600	1,305,570
	NEC System Integration & Construction, Ltd.	162,400	1,993,866
*	New Tachikawa Aircraft Co., Ltd.	5,600	115,997
	Nichias Corp.	435,000	3,825,978
	Nichiban Co., Ltd.	125,000	494,096
#	Nichiha Corp.	117,680	1,711,578
# *	Nihon Spindle Manufacturing Co., Ltd.	115,000	328,174
	Nikko Co., Ltd.	127,000	395,060
#	Nippei Toyama Corp.	173,000	1,911,600
	Nippo Corp.	383,000	3,034,056
#	Nippon Carbon Co., Ltd.	387,000	1,561,804
# *	Nippon Conveyor Co., Ltd.	168,000	173,138
	Nippon Densetsu Kogyo Co., Ltd.	225,000	1,610,641
	Nippon Denwa Shisetu Co., Ltd.	208,000	824,057
# *	Nippon Filcon Co., Ltd.	67,000	655,675
#	Nippon Hume Corp.	91,000	353,222
	Nippon Jogesuido Sekkei Co., Ltd.	289	288,936
	Nippon Kanzai Co., Ltd.	66,800	1,828,087
#	Nippon Koei Co., Ltd., Tokyo	279,000	851,545
	Nippon Konpo Unyu Soko Co., Ltd.	250,000	3,352,771
#	Nippon Parking Development Co., Ltd.	10,609	1,088,566
	Nippon Seisen Co., Ltd.	84,000	479,053
#	Nippon Sharyo, Ltd.	462,000	1,296,516
*	Nippon Shindo Co., Ltd.	50,000	119,421
	Nippon Signal Co., Ltd.	202,000	1,502,052
*	Nippon Steel Trading Co., Ltd.	355,000	1,232,234
	Nippon Thompson Co., Ltd.	252,000	2,358,646
	Nippon Tungsten Co., Ltd.	82,000	257,303
#	Nippon Yusoki Co., Ltd.	126,000	799,060
#	Nishimatsu Construction Co., Ltd.	946,000	3,251,089
*	Nishishiba Electric Co., Ltd.	73,000	139,381
#	Nissan Diesel Motor Co., Ltd.	1,167,000	5,282,925
#	Nissei Corp.	102,400	1,299,236
	Nissei Plastic Industrial Co., Ltd.	68,000	469,016
	Nissin Corp.	325,000	1,294,927
#	Nissin Electric Co., Ltd.	343,000	1,473,553
	Nitchitsu Co., Ltd.	60,000	216,426
	Nitta Corp.	99,800	1,918,521
	Nitto Boseki Co., Ltd.	841,000	2,963,155
	Nitto Electric Works, Ltd.	146,200	2,446,082
	Nitto Kohki Co., Ltd.	78,300	1,802,279
	Nitto Seiko Co., Ltd.	129,000	869,576
*	Nittoc Construction Co., Ltd.	156,000	156,725
	Noda Corp.	33,800	142,719
#	Nomura Co., Ltd.	193,000	1,082,477
#	Noritz Corp.	171,200	3,428,486
	Obayashi Road Corp.	106,000	220,811
	Odakyu Construction Co., Ltd.	63,500	192,646
*	Ohmori Co., Ltd.	95,400	29,732
#	Oiles Corp.	79,960	2,041,808

16

	Okabe Co., Ltd.	174,000	$785,251
#	Okamoto Machine Tool Works, Ltd.	146,000	739,359
	Okamura Corp.	371,000	4,035,842
*	Okano Valve Manufacturing Co.	43,000	178,409
#	Oki Electric Cable Co., Ltd.	117,000	296,425
	OKK Corp.	233,000	892,672
#	Okumura Corp.	724,000	4,024,167
	O-M, Ltd.	107,000	549,840
	Onoken Co., Ltd.	66,800	914,138
#	Organo Corp.	187,000	2,369,455
	Oriental Construction Co., Ltd.	65,900	227,416
	Original Engineering Consultants Co., Ltd.	9,000	30,057
	Oyo Corp.	100,400	1,139,249
	P.S. Mitsubishi Construction Co., Ltd.	76,800	278,955
*	Pasco Corp.	242,500	469,119
	Pasona, Inc.	1,438	2,896,479
	Patlite Corp.	64,880	618,677
# *	Penta-Ocean Construction Co., Ltd.	1,666,000	2,061,420
# *	PIA Corp.	29,500	455,216
#	Pilot Corp.	156	1,125,560
#	PRONEXUS, Ltd.	124,000	1,228,415
#	Raito Kogyo Co., Ltd.	178,900	609,876
#	Rasa Industries, Ltd.	251,000	978,570
	Rheon Automatic Machinery Co., Ltd.	64,000	231,551
	Riken Electric Wire Co., Ltd.	39,000	73,965
	Ryobi, Ltd.	519,000	4,288,095
# *	Saeki Kensetsu Kogyo Co., Ltd.	211,000	154,265
*	Sailor Pen Co., Ltd.	127,000	180,921
#	Sakai Heavy Industries, Ltd.	126,000	303,544
# *	Sakurada Co., Ltd.	225,000	106,365
# *	Sanix, Inc.	127,300	207,807
	Sanki Engineering Co., Ltd.	249,000	1,584,946
	Sanko Metal Industrial Co., Ltd.	118,000	251,117
#	Sankyo-Tateyama Holdings, Inc.	1,094,000	2,525,694
	Sanritsu Corp.	17,800	178,438
	Sanyo Denki Co., Ltd.	204,000	1,584,344
	Sanyo Engineering & Construction, Inc.	48,000	235,722
	Sanyo Industries, Ltd., Tokyo	102,000	264,755
# *	Sasebo Heavy Industries Co., Ltd., Tokyo	538,000	1,908,645
# *	Sata Construction Co., Ltd., Gumma	234,000	204,237
#	Sato Corp.	107,200	2,266,017
	Sato Shoji Corp.	67,000	683,809
	Sawafuji Electric Co., Ltd.	48,000	140,139
	Secom Joshinetsu Co., Ltd.	34,800	794,485
	Secom Techno Service Co., Ltd.	44,500	1,989,983
	Seibu Electric Industry Co., Ltd.	67,000	368,012
#	Seika Corp.	274,000	895,636
# *	Seikitokyu Kogyo Co., Ltd.	335,000	283,772
	Sekisui Jushi Co., Ltd.	153,000	1,278,872
	Senko Co., Ltd.	348,000	1,227,237
#	Senshu Electric Co., Ltd.	33,300	802,925
#	Shibaura Mechatronics Corp.	163,000	760,961

17

	Shibusawa Warehouse Co., Ltd.	241,000	$1,180,732
	Shibuya Kogyo Co., Ltd.	84,500	713,966
#	Shima Seiki Manufacturing Co., Ltd.	126,000	3,320,001
	Shin Nippon Air Technologies Co., Ltd.	76,080	582,434
#	Shin-Keisei Electric Railway Co., Ltd.	178,000	661,321
#	Shinko Electric Co., Ltd.	490,000	1,835,156
#	Shin-Kobe Electric Machinery Co., Ltd.	161,000	835,608
	Shinmaywa Industries, Ltd.	390,000	2,129,059
# *	Shinnihon Corp.	198,400	1,057,207
	Shinsho Corp.	271,000	919,803
	Shinwa Kaiun Kaisha, Ltd.	514,000	2,455,265
	Shiraishi Corp.	25,000	25,023
#	Sho-Bond Corp.	92,900	979,763
#	Shoko Co., Ltd.	324,000	577,745
#	Showa Aircraft Industry Co., Ltd.	114,000	1,601,936
#	Showa KDE Co., Ltd.	124,000	227,690
	Sintokogio, Ltd.	190,000	2,694,784
	Soda Nikka Co., Ltd.	67,000	278,819
	Sodick Co., Ltd.	175,000	1,368,422
#	Space Co., Ltd.	75,320	680,172
	Subaru Enterprise Co., Ltd.	59,000	193,902
	Sugimoto & Co., Ltd.	35,000	560,920
# *	Sumitomo Coal Mining Co., Ltd.	670,500	787,268
	Sumitomo Densetsu Co., Ltd.	107,400	370,559
# *	Sumitomo Mitsui Construction Co., Ltd.	363,560	855,059
#	Sumitomo Precision Products Co., Ltd.	166,000	938,417
	Sumitomo Warehouse Co., Ltd.	130,000	1,083,385
	Sun Wave Corp.	155,000	463,715
*	Suzuki Metal Industry Co., Ltd.	71,000	232,095
#	SWCC Showa Holdings Co., Ltd.	720,000	1,089,998
	Tadano, Ltd.	150,000	1,931,482
	Taihei Dengyo Kaisha, Ltd.	142,000	1,088,280
#	Taihei Kogyo Co., Ltd.	249,000	1,429,835
*	Taiheiyo Kaiun Co., Ltd.	167,000	249,434
# *	Taiheiyo Kouhatsu, Inc.	198,000	224,350
#	Taiho Kogyo Co., Ltd.	89,500	1,219,254
#	Taikisha, Ltd.	118,000	1,431,438
	Taisei Rotec Corp.	271,000	531,214
	Takada Kiko Co., Ltd.	44,000	190,356
	Takano Co., Ltd.	47,000	509,763
#	Takaoka Electric Manufacturing Co., Ltd.	320,000	650,331
#	Takara Printing Co., Ltd.	39,055	391,396
#	Takara Standard Co., Ltd.	498,000	3,001,462
#	Takasago Thermal Engineering Co., Ltd.	289,000	2,503,397
	Takashima & Co., Ltd.	137,000	322,119
	Takigami Steel Construction Co., Ltd.	50,000	244,063
*	Takisawa Machine Tool Co., Ltd.	191,000	522,566
#	Takuma Co., Ltd.	294,000	1,778,883
	Tanseisha Co., Ltd.	74,000	351,371
	Tatsuta Electric Wire & Cable Co., Ltd.	220,000	677,032
	TCM Corp.	339,000	1,151,333
	Techno Associe Co., Ltd.	59,900	723,270

18

	Techno Ryowa, Ltd.	66,600	$446,890
	Teikoku Electric Manufacturing Co., Ltd.	27,300	494,691
#	Tekken Corp.	478,000	656,421
	Teraoka Seisakusho Co., Ltd.	55,000	481,965
#	The Keihin Co., Ltd.	204,000	498,499
	The Kodensha Co., Ltd.	25,000	84,107
#	The Nippon Road Co., Ltd.	299,000	635,476
	The Yasuda Warehouse Co., Ltd.	94,000	972,231
#	Toa Corp.	723,000	734,988
#	Toa Doro Kogyo Co., Ltd.	155,000	310,956
# *	Tobishima Corp.	1,231,500	899,216
#	Tocalo Co., Ltd.	53,000	1,603,329
	Todentu Corp.	121,000	404,604
#	Toenec Corp.	240,000	1,185,988
	Tokai Lease Co., Ltd.	86,000	191,389
#	Tokimec, Inc.	272,000	665,902
	Toko Electric Corp.	88,000	377,696
	Tokyo Biso Kogyo Corp.	19,000	130,281
	Tokyo Energy & Systems, Inc.	115,000	931,835
#	Tokyo Kikai Seisakusho, Ltd.	281,000	873,569
#	Tokyo Leasing Co., Ltd.	216,400	3,491,153
	Tokyo Sangyo Co., Ltd.	78,000	290,778
#	Tokyu Construction Co., Ltd.	332,800	2,505,335
	Toli Corp.	203,000	619,149
	Tomoe Corp.	115,500	468,465
#	Tonami Transportation Co., Ltd.	301,000	838,015
#	Tori Holdings Co., Ltd.	2,969,000	854,933
#	Torishima Pump Manufacturing Co., Ltd.	96,000	878,971
	Toshiba Plant Kensetsu Co., Ltd.	318,000	2,187,394
#	Tosho Printing Co., Ltd.	208,000	708,717
#	Totetsu Kogyo Co., Ltd.	111,000	724,710
# *	Toyo Construction Co., Ltd.	919,000	626,462
#	Toyo Electric Co., Ltd.	143,000	611,234
#	Toyo Engineering Corp.	622,000	3,097,142
#	Toyo Machinery & Metal Co., Ltd.	61,000	396,691
#	Toyo Shutter Co., Ltd.	11,800	152,496
#	Toyo Wharf & Warehouse Co., Ltd.	249,000	569,572
#	Trusco Nakayama Corp.	107,700	2,190,365
	Tsubakimoto Chain Co.	609,000	3,973,287
	Tsubakimoto Kogyo Co., Ltd.	97,000	389,104
#	Tsudakoma Corp.	204,000	568,600
#	Tsugami Corp.	272,000	1,499,678
#	Tsukishima Kikai Co., Ltd.	152,000	1,692,995
	Tsurumi Manufacturing Co., Ltd.	89,000	887,414
	Tsuzuki Denki Co., Ltd.	75,000	241,634
	TTK Co., Ltd.	62,000	373,057
	Uchida Yoko Co., Ltd.	175,000	962,834
	Ueki Corp.	47,000	80,330
#	UFJ Central Leasing Co., Ltd.	69,000	3,420,899
#	Union Tool Co.	76,600	3,265,824
	Utoc Corp.	88,000	442,222
# *	Venture Link Co., Ltd.	405,500	942,556

19

	Wakachiku Construction Co., Ltd.	395,000	$417,579
*	Wavelock Holdings Co., Ltd.	31,500	192,705
	Weathernews, Inc.	20,000	96,182
	Yahagi Construction Co., Ltd.	135,000	660,933
	Yamato Corp.	82,000	330,335
	Yamaura Corp.	40,500	115,894
	Yamazen Co., Ltd.	297,000	2,185,573
#	Yokogawa Bridge Corp.	142,400	742,348
	Yondenko Corp.	124,800	697,172
# *	Yuasa Trading Co., Ltd.	751,000	1,444,219
	Yuken Kogyo Co., Ltd.	135,000	479,795
	Yurtec Corp.	263,000	1,381,934
	Yushin Precision Equipment Co., Ltd.	49,940	872,531
Total Industrials			463,821,452

Information Technology — (9.3%)
	Aichi Tokei Denki Co., Ltd.	113,000	353,611
	Aiphone Co., Ltd.	67,000	1,295,187
# *	Allied Telesis Holdings KK	279,600	294,937
#	Alpha Systems, Inc.	40,100	1,280,819
#	Anritsu Corp.	431,000	2,259,090
	AOI Electronics Co., Ltd.	38,400	807,501
# *	Apic Yamada Corp.	36,000	233,537
	Argo 21 Corp.	35,200	294,970
#	Arisawa Manufacturing Co., Ltd.	139,400	1,450,059
#	CAC Corp.	70,900	597,552
	Canon Electronics, Inc.	70,000	2,356,402
	Canon Finetech, Inc.	138,070	2,543,927
#	Capcom Co., Ltd.	204,900	3,219,203
#	Chino Corp.	143,000	464,796
#	CMK Corp.	204,000	2,279,792
	Computer Engineering & Consulting, Ltd.	57,100	688,450
	Core Corp.	45,700	380,335
	Cresco, Ltd.	11,600	116,820
*	Daiko Denshi Tsushin, Ltd.	23,000	56,622
#	Daiwabo Information System Co., Ltd.	62,000	866,900
#	Denki Kogyo Co., Ltd.	230,000	2,314,273
	DKK-TOA Corp.	31,000	80,011
#	Dodwell B.M.S., Ltd.	148,900	851,691
	DTS Corp.	40,300	1,380,692
#	eAccess, Ltd.	4,747	3,474,350
	Eizo Nanao Corp.	73,700	2,211,685
*	Elna Co., Ltd.	97,000	155,340
#	Enplas Corp.	67,800	1,151,685
# *	Epson Toyocom Corp.	437,000	2,963,919
	ESPEC Corp.	74,000	931,517
# *	FDK Corp.	386,000	567,869
	Fuji Soft, Inc.	127,000	3,710,108
*	Fujitsu Access, Ltd.	82,300	402,942
*	Fujitsu Component, Ltd.	53	77,174
	Fujitsu Devices, Inc.	78,000	1,100,918
#	Fujitsu Fronttec, Ltd.	75,000	648,949

20

	Fuso Dentsu Co., Ltd.	16,000	$62,629
	Future System Consulting Corp.	1,504	1,165,372
#	GMO Internet, Inc.	197,000	1,910,218
	Graphtec Corp.	39,000	67,755
	Hakuto Co., Ltd.	75,600	1,134,365
	Hitachi Business Solution Co., Ltd.	43,200	267,473
	Hitachi Information Systems, Ltd.	145,600	3,119,106
	Hitachi Kokusai Electric, Inc.	319,000	3,846,850
	Hitachi Software Engineering Co., Ltd.	194,800	3,807,920
	Hitachi Systems & Services, Ltd.	81,000	1,734,020
#	Hochiki Corp.	88,000	482,287
#	Hokuriku Electric Industry Co., Ltd.	286,000	702,816
	Horiba, Ltd.	50,000	1,635,425
	Hosiden Corp.	246,600	3,140,247
	Icom, Inc.	51,000	1,603,142
# *	Ikegami Tsushinki Co., Ltd.	174,000	264,605
*	Ines Corp.	166,300	1,105,466
	I-Net Corp.	47,800	359,253
#	Information Services International-Dentsu, Ltd.	101,000	1,153,615
*	INTEC Holdings, Ltd.	180,128	2,395,926
	Invoice, Inc.	36,923	1,333,472
#	Ishii Hyoki Co., Ltd.	24,300	481,762
# *	Iwatsu Electric Co., Ltd.	311,000	463,091
#	Japan Aviation Electronics Industry, Ltd.	183,000	2,328,825
	Japan Business Computer Co., Ltd.	68,900	677,797
	Japan Digital Laboratory Co., Ltd.	109,200	1,741,284
*	Japan Radio Co., Ltd.	446,000	1,488,421
	Jastec Co., Ltd.	54,600	508,734
*	JBIS Holdings, Inc.	47,400	194,147
	JIEC Co., Ltd.	199	197,743
	Kaga Electronics Co., Ltd.	96,300	1,626,313
	Kanematsu Electronics, Ltd.	85,300	646,706
#	Kasuga Electric Works, Ltd.	44,000	56,908
	Kawatetsu Systems, Inc.	174	189,961
	Koa Corp.	147,400	2,165,156
#	Koei Co., Ltd.	210,700	3,725,277
# *	Kubotek Corp.	285	91,833
	Kyoden Co., Ltd.	160,000	617,857
	Kyowa Electronic Instruments Co., Ltd.	52,000	173,266
#	Macnica, Inc.	58,800	1,850,924
	Marubeni Infotec Corp.	21,000	60,623
#	Marubun Corp.	90,700	1,282,360
#	Maruwa Co., Ltd.	34,000	694,856
	Maspro Denkoh Corp.	62,600	538,684
#	Megachips Corp.	84,500	1,799,213
*	Meisei Electric Co., Ltd.	318,000	298,069
#	Melco Holdings, Inc.	9,000	227,111
#	Mimasu Semiconductor Industry Co., Ltd.	95,881	1,995,143
	Miroku Jyoho Service Co., Ltd.	88,500	284,522
#	Mitsui High-Tec, Inc.	138,300	1,752,682
	Mitsui Knowledge Industry Co., Ltd.	37,300	612,716
#	Mitsumi Electric Co., Ltd.	228,000	6,793,393

21

	Moritex Corp.	35,100	$163,570
*	Mutoh Industries, Ltd.	164,000	401,377
*	Nagano Japan Radio Co., Ltd.	85,000	158,772
	Nakayo Telecommunications, Inc.	49,000	172,728
	NEC Fielding, Ltd.	178,100	2,319,731
	NEC Mobiling, Ltd.	46,000	879,949
#	NEC Tokin Corp.	370,000	2,011,562
#	Net One Systems Co., Ltd.	1,869	2,319,860
#	Netmarks, Inc.	523	414,029
#	New Japan Radio Co., Ltd.	112,000	701,555
#	NextCom K.K.	1,000	345,861
#	Nichicon Corp.	260,200	3,520,332
#	Nihon Dempa Kogyo Co., Ltd.	69,900	3,374,230
#	Nihon Inter Electronics Corp.	94,700	515,052
	Nippon Avionics Co., Ltd.	83,000	308,598
	Nippon Ceramic Co., Ltd.	83,000	991,575
	Nippon Chemi-Con Corp.	431,000	3,617,712
	Nippon Systemware Co., Ltd.	30,000	171,497
#	Nissho Electronics Corp.	81,600	649,840
#	NIWS Co. HQ, Ltd.	2,210	812,184
	Nohmi Bosai, Ltd.	147,000	990,735
	NSD Co., Ltd.	86,300	2,847,843
	Okaya Electric Industries Co., Ltd.	62,000	364,977
	Ono Sokki Co., Ltd.	93,000	687,907
	Origin Electric Co., Ltd.	107,000	755,372
#	Osaki Electric Co., Ltd.	118,000	1,068,430
	PCA Corp.	17,500	244,964
# *	Pixela Corp.	33,000	278,303
*	Pulstec Industrial Co., Ltd.	21,200	51,706
	Ricoh Elemex Corp.	75,000	544,726
	Rikei Corp.	22,500	62,075
	Riken Keiki Co., Ltd.	71,400	604,624
#	Roland DG Corp.	61,400	1,932,673
	Ryoden Trading Co., Ltd.	142,000	1,182,505
	Ryosan Co., Ltd.	123,900	3,207,031
	Ryoyo Electro Corp.	104,200	1,679,652
	Sanko Co., Ltd.	22,000	118,508
	Sanshin Electronics Co., Ltd.	106,000	1,337,337
	Satori Electric Co., Ltd.	57,880	1,003,617
	Sekonic Corp.	36,000	99,629
	Shindengen Electric Manufacturing Co., Ltd.	281,000	1,280,972
	Shinkawa, Ltd.	63,900	1,480,130
	Shinko Shoji Co., Ltd.	78,000	1,149,863
	Shizuki Electric Co., Inc.	88,000	320,583
	Siix Corp.	38,700	567,579
	SMK Corp.	257,000	1,688,049
	Sokkisha Co., Ltd.	107,000	440,315
	Sorun Corp.	95,100	846,672
*	SPC Electronics Corp.	48,200	134,989
*	SRA Holdings	41,000	681,775
#	Star Micronics Co., Ltd.	177,400	3,805,610
#	Sumida Corp.	63,549	1,184,735

22

#	Sumisho Computer Systems Corp.	160,100	$3,457,763
#	SunTelephone Co., Ltd.	58,000	526,102
*	SUNX, Ltd.	109,500	1,005,643
	Tachibana Eletech Co., Ltd.	64,100	669,975
	Tamura Corp.	244,000	1,120,560
#	Tamura Taiko Holdings, Inc.	194,000	571,724
# *	Teac Corp.	584,000	700,398
#	Teikoku Tsushin Kogyo Co., Ltd.	156,000	778,103
#	TIS, Inc.	153,200	3,169,728
	TKC Corp.	103,300	1,838,268
#	Toko, Inc.	309,000	855,580
#	Tokyo Denpa Co., Ltd.	24,900	324,139
#	Tokyo Electron Device, Ltd.	321	629,636
#	Tomen Electronics Corp.	51,900	873,010
#	Tose Co., Ltd.	23,100	360,134
*	Totoku Electric Co., Ltd., Tokyo	129,000	237,276
	Toukei Computer Co., Ltd.	28,410	365,749
# *	Towa Corp.	74,800	460,460
# *	Towa Meccs Corp.	127,000	89,373
#	Toyo Corp.	104,900	1,379,385
#	Trans Cosmos, Inc.	162,700	3,676,995
*	Trinity Industrial Corp.	56,000	536,780
	Tsuzuki Densan Co., Ltd.	22,500	114,820
#	Uniden Corp.	206,000	1,652,994
# *	Union Holdings Co., Ltd.	105,000	115,842
#	Yamaichi Electronics Co., Ltd.	64,400	506,657
	Yaskawa Information Systems Corp.	40,000	171,504
	Ye Data, Inc.	43,000	122,759
#	Yokowo Co., Ltd.	64,200	724,336
#	Zuken, Inc.	88,400	828,727
Total Information Technology			195,079,292

Materials — (8.8%)
	Achilles Corp.	633,000	1,157,403
	Adeka Corp.	338,000	3,881,788
	Agro-Kanesho Co., Ltd.	7,000	53,613
	Arakawa Chemical Industries, Ltd.	64,600	800,131
	Aronkasei Co., Ltd.	107,000	544,912
	Asahi Organic Chemicals Industry Co., Ltd.	317,000	1,343,747
	Chuetsu Pulp and Paper Co., Ltd.	358,000	755,511
# *	Chugai Mining Co., Ltd.	729,000	629,936
#	Chugoku Marine Paints, Ltd.	223,000	1,833,418
#	Chugokukogyo Co., Ltd.	105,000	179,516
*	Co-Op Chemical Co., Ltd.	163,000	213,111
	Dai Nippon Toryo, Ltd.	458,000	829,657
*	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	437,534
	Dai-Ichi Kogyo Seiyaku Co., Ltd.	121,000	351,895
#	Daiken Corp.	450,000	1,626,994
# *	Daiki Aluminium Industry Co., Ltd.	132,000	985,043
#	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	299,000	1,644,060
#	Daio Paper Corp.	432,000	3,734,448

23

#	Daiso Co., Ltd.	352,000	$1,125,109
	DC Co., Ltd.	101,000	567,951
	Dijet Industrial Co., Ltd.	81,000	209,245
	Dynapac Co., Ltd.	25,000	87,543
#	FP Corp.	74,600	2,692,586
	Fujikura Kasei Co., Ltd.	90,000	944,554
	Fumakilla, Ltd.	59,000	175,591
	Geostar Corp.	43,000	96,098
#	Godo Steel, Ltd.	537,000	3,091,870
#	Gun-Ei Chemical Industry Co., Ltd.	285,000	808,732
	Harima Chemicals, Inc.	80,000	567,152
	Hodogaya Chemical Co., Ltd.	261,000	888,421
	Hokkan Holdings, Ltd.	215,000	760,486
	Hokko Chemical Industry Co., Ltd.	90,000	321,497
#	Hokuetsu Paper Mills, Ltd.	513,000	2,883,705
#	Hokushin Co., Ltd.	64,000	130,986
	Honshu Chemical Industry Co., Ltd.	35,000	325,210
	Ihara Chemical Industry Co., Ltd.	155,000	463,100
#	ISE Chemicals Corp.	81,000	747,907
*	Ishihara Sangyo Kaisha, Ltd.	1,289,500	1,871,698
#	Ishii Iron Works Co., Ltd.	110,000	254,708
	Japan Carlit Co., Ltd.	59,800	456,761
	JSP Corp.	98,700	1,147,407
	Kanto Denka Kogyo Co., Ltd.	183,000	1,152,140
	Kasei (C.I.) Co., Ltd.	95,000	341,971
	Katakura Chikkarin Co., Ltd.	43,000	132,222
	Kawasaki Kasei Chemicals, Ltd.	121,000	206,196
#	Kishu Paper Co., Ltd.	267,000	528,988
	Koatsu Gas Kogyo Co., Ltd.	176,000	1,126,024
#	Kohsoku Corp.	64,500	383,378
	Konishi Co., Ltd.	62,700	619,309
	Kumiai Chemical Industry Co., Ltd.	263,000	588,388
	Kureha Corp.	638,000	3,125,269
#	Kurimoto, Ltd.	418,000	1,200,192
#	Kurosaki Harima Corp.	277,000	1,349,952
#	MEC Co., Ltd.	62,800	754,658
	Mesco, Inc.	30,000	171,862
*	Mitsubishi Paper Mills, Ltd.	1,061,000	2,181,109
	Mitsubishi Plastics, Inc.	700,000	2,408,895
	Mitsubishi Shindoh Co., Ltd.	179,000	680,722
#	Mitsubishi Steel Manufacturing Co., Ltd.	506,000	2,667,121
# *	Mitsui Mining Co., Ltd.	738,000	1,340,251
	Mory Industries, Inc.	135,000	668,700
#	Nakabayashi Co., Ltd.	185,000	431,938
	Nakayama Steel Works, Ltd.	427,000	1,801,607
#	Neturen Co., Ltd., Tokyo	149,000	1,777,244
	Nichia Steel Works, Ltd.	157,900	700,123
	Nichireki Co., Ltd.	96,000	337,695
#	Nifco, Inc.	171,000	4,396,790
	Nihon Kagaku Sangyo Co., Ltd.	81,000	641,106
	Nihon Matai Co., Ltd.	111,000	254,858
	Nihon Nohyaku Co., Ltd.	224,000	834,122

24

	Nihon Parkerizing Co., Ltd.	204,000	$3,384,404
	Nihon Seiko Co., Ltd.	18,000	64,074
*	Nippon Carbide Industries Co., Inc.	201,000	447,153
	Nippon Chemical Industrial Co., Ltd.	288,000	899,180
#	Nippon Chutetsukan KK	97,000	201,432
*	Nippon Chuzo KK	99,000	245,836
#	Nippon Concrete Industries Co., Ltd.	157,000	464,204
#	Nippon Denko Co., Ltd.	352,000	1,556,243
	Nippon Fine Chemical Co., Ltd.	82,000	579,396
	Nippon Foil Mfg., Co., Ltd.	51,000	92,107
# *	Nippon Kasei Chemical Co., Ltd.	318,000	702,042
#	Nippon Kinzoku Co., Ltd.	200,000	822,250
#	Nippon Koshuha Steel Co., Ltd.	449,000	1,104,752
#	Nippon Metal Industry Co., Ltd.	608,000	3,052,952
	Nippon Paint Co., Ltd.	798,000	4,512,588
	Nippon Pigment Co., Ltd.	21,000	79,034
#	Nippon Pillar Packing Co., Ltd.	76,000	765,137
*	Nippon Soda Co., Ltd.	519,000	2,232,613
#	Nippon Valqua Industries, Ltd.	294,000	1,128,947
#	Nippon Yakin Kogyo Co., Ltd.	406,000	3,858,749
	Nittetsu Mining Co., Ltd.	271,000	2,294,167
	Nitto FC Co., Ltd.	72,000	422,102
	NOF Corp.	695,000	3,665,579
#	Okamoto Industries, Inc.	386,000	1,385,871
#	Okura Industrial Co., Ltd.	192,000	752,872
*	Osaka Organic Chemical Industry, Ltd.	67,700	417,272
	Osaka Steel Co., Ltd.	137,800	2,981,543
	Riken Technos Corp.	202,000	754,244
#	S Science Co., Ltd.	3,265,000	744,235
#	S.T. Chemical Co., Ltd.	94,700	1,263,269
	Sakai Chemical Industry Co., Ltd.	342,000	2,078,491
	Sakata INX Corp.	198,000	1,096,167
#	Sanyo Chemical Industries, Ltd.	396,000	2,902,778
	Sanyo Special Steel Co., Ltd.	563,000	4,379,927
	Sekisui Plastics Co., Ltd.	324,000	1,230,770
	Shikoku Chemicals Corp.	190,000	1,200,297
	Shinagawa Refractories Co., Ltd.	203,000	919,044
	Shin-Etsu Polymer Co., Ltd.	272,100	3,389,261
*	Shinko Wire Co., Ltd.	157,000	290,444
	Showa Tansan Co., Ltd.	49,000	175,835
	Somar Corp.	43,000	173,947
#	Stella Chemifa Corp.	39,600	1,367,369
#	Sumitomo Light Metal Industries, Ltd.	1,239,000	3,244,019
	Sumitomo Osaka Cement Co., Ltd.	215,000	703,753
	Sumitomo Pipe & Tube Co., Ltd.	100,000	670,764
	Sumitomo Seika Chemicals Co., Ltd.	222,000	1,315,777
#	Taisei Lamick Co., Ltd.	18,900	511,876
	Takasago International Corp.	348,000	1,742,427
	Takiron Co., Ltd.	249,000	908,039
	Tayca Corp.	154,000	464,537
	The Nippon Synthetic Chemical Industry Co., Ltd.	326,000	1,534,238
	The Pack Corp.	61,800	1,009,039

25

# *	Titan Kogyo Kabushiki Kaisha	59,000	$104,693
	Toagosei Co., Ltd.	890,000	3,654,753
	Toda Kogyo Corp.	146,000	617,474
	Tohcello Co., Ltd.	119,000	1,412,129
# *	Toho Rayon Co., Ltd.	495,000	2,910,373
#	Toho Zinc Co., Ltd.	436,000	4,175,602
*	Tohpe Corp.	36,000	50,838
#	Tokai Carbon Co., Ltd.	651,360	5,389,394
#	Tokai Pulp & Paper Co., Ltd.	198,000	600,064
	Tokushu Paper Manufacturing Co., Ltd.	146,000	761,383
#	Tokyo Rope Manufacturing Co., Ltd.	526,000	1,086,579
	Tokyo Tekko Co., Ltd.	152,000	1,258,602
	Tomoegawa Paper Co., Ltd.	125,000	427,410
	Tomoku Co., Ltd.	302,000	701,095
	Topy Industries, Ltd.	742,000	3,181,529
#	Toyo Kohan Co., Ltd.	335,000	1,372,890
	Tsutsunaka Plastic Industry Co., Ltd.	128,000	559,036
	TYK Corp.	145,000	399,793
	Ube Material Industries, Ltd.	250,000	923,931
#	Wood One Co., Ltd.	159,000	1,403,758
	Yamamura Glass Co., Ltd.	369,000	1,100,251
	Yodogawa Steel Works, Ltd.	619,000	4,135,839
	Yuki Gosei Kogyo Co., Ltd.	49,000	151,882
#	Yushiro Chemical Industry Co., Ltd.	48,000	1,053,467
Total Materials			184,039,675

Other — (0.0%)
*	Fujii & Co., Ltd.	44,000	372
*	Gajoen Kanko KK	37,000	0
*	Kakuei (L.) Corp.	100,000	845
*	Maruishi Holdings Co., Ltd.	214,000	1,807
*	New Real Property KK	43,900	0
*	Nichiboshin, Ltd.	1,190	1,005
Total Other			4,029

Telecommunication Services — (0.1%)
	JSAT Corp.	1,049	2,535,689

Utilities — (0.5%)
	Hokkaido Gas Co., Ltd.	215,000	566,651
	Hokuriku Gas Co., Ltd.	99,000	308,529
	Okinawa Electric Power Co., Ltd.	52,210	3,571,717
#	Saibu Gas Co., Ltd.	1,251,000	3,148,271
#	Shizuoka Gas Co., Ltd.	250,000	1,866,549
	Tokai Corp.	240,000	1,022,430
Total Utilities			10,484,147

TOTAL COMMON STOCKS			1,568,693,217

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	0

26

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)

Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 03/01/07 (Collateralized by $7,920,000 FNMA 6.00%, 10/01/26, valued at $7,648,901) to be repurchased at $7,534,086	$7,533	$7,533,000

TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL — (24.8%)

@ Repurchase Agreement, Countrywide Securities 5.32%, 03/01/07 (Collateralized by $40,872,279 FHLMC 6.000%, 01/01/37 & FNMA 5.500%, 09/25/32 & 6.500%, 12/01/36, valued at $41,895,100) to be repurchased at $41,079,390	41,073	41,073,320

@ Repurchase Agreement, Deutsche Bank Securities 5.34%, 03/01/07 (Collateralized by $206,150,884 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 11/01/19 to 08/01/36, valued at $157,564,500) to be repurchased at $154,497,914	154,475	154,475,000

@ Repurchase Agreement, UBS Warburg LLC 5.33%, 03/01/07 (Collateralized by $417,458,498 FHLMC, rates ranging from 4.000% to 6.000%, maturities ranging from 09/01/18 to 01/01/37 & FNMA, rates ranging from 5.000% to 7.500%, maturities ranging from 08/01/20 to 10/01/36, valued at $331,502,675) to be repurchased at $325,048,118	325,000	325,000,000

TOTAL TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL		520,548,320

TOTAL INVESTMENTS - (100.0%)
(Cost $1,977,065,598)##		$2,096,774,537

27

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 28, 2007

(Unaudited)

		Shares	Value ††

AUSTRALIA — (37.7%)
COMMON STOCKS — (37.6%)
	A.I., Ltd.	444,686	$124,914
#	ABB Grain, Ltd.	599,432	3,478,817
*	Acclaim Exploration NL	435,905	17,172
*	Adacel Technologies, Ltd.	113,249	53,760
*	Adamus Resources, Ltd.	284,933	139,005
	ADCorp Australia, Ltd.	229,411	92,895
#	Adelaide Bank, Ltd.	428,993	4,503,334
	Adelaide Brighton, Ltd.	2,191,287	5,699,872
*	Admiralty Resources NL	2,345,675	242,281
#	Adsteam Marine, Ltd.	1,063,826	2,104,741
	Adtrans Group, Ltd.	32,047	89,875
*	Advanced Magnesium, Ltd.	16,619	5,765
	Aevum, Ltd.	176,923	438,305
*	AFT Corp., Ltd.	495,284	3,871
*	Agenix, Ltd.	333,983	32,755
# *	Agincourt Resources, Ltd.	849,929	1,210,845
# *	Aim Resources, Ltd.	3,007,455	609,032
*	Ainsworth Game Technology, Ltd.	393,653	170,710
*	AJ Lucas Group, Ltd.	151,268	138,820
# *	Alchemia, Ltd.	524,103	475,148
#	Alesco Corp., Ltd.	281,232	2,760,612
*	Alkane Exploration, Ltd.	782,100	145,326
# *	Allegiance Mining NL	2,640,178	1,271,797
# *	Alliance Resources, Ltd.	958,152	1,291,794
*	Allied Medical, Ltd.	11,746	0
	Altium, Ltd.	162,100	147,119
# *	Amadeus Energy, Ltd.	737,757	464,644
	Amalgamated Holdings, Ltd.	369,347	1,889,954
	Amcom Telecommunications, Ltd.	596,711	86,375
	Ammtec, Ltd.	8,165	25,501
*	Anadis, Ltd.	136,900	27,520
*	Andean Resources, Ltd.	280,779	79,871
*	Anglo Australian Resources NL	1,799,335	85,212
#	Ansell, Ltd.	602,086	5,538,405
*	Antares Energy, Ltd.	627,352	399,480
# *	Anzon Australia, Ltd.	367,321	328,548
	AP Eagers, Ltd.	33,223	270,291
#	APA Group	1,723,442	5,633,360
# *	Aquila Resources, Ltd.	99,994	368,714
#	ARB Corporation, Ltd.	267,440	892,441
*	ARC Energy, Ltd.	887,033	870,326
	Ariadne Australia, Ltd.	291,838	139,250
*	Arrow Energy NL	2,197,924	2,260,189
	ASG Group, Ltd.	30,858	27,486

1

#	Aspen Group, Ltd.	835,815	$1,483,361
	Astron, Ltd.	75,215	136,719
	Atlas Group Holding, Ltd.	382,067	269,380
	Atlas South Sea Pearl, Ltd.	82,585	27,959
*	Aurora Oil & Gas, Ltd.	574,181	218,341
	Ausdrill, Ltd.	521,999	798,809
*	AuSelect, Ltd.	190,565	176,776
	Ausmelt, Ltd.	44,782	31,772
	Auspine, Ltd.	198,619	612,378
	Ausron, Ltd.	60,281	2,466
	Austal, Ltd.	753,323	2,142,407
*	Austar United Communications, Ltd.	5,032,941	5,293,603
	Austereo Group, Ltd.	1,574,384	2,600,563
*	Austin Group, Ltd.	70,265	14,127
*	Austpac Resources NL	2,001,772	205,066
#	Australand Property Group	833,886	1,420,069
#	Australian Agricultural Co., Ltd.	971,019	1,816,047
#	Australian Infrastructure Fund	1,530,274	3,150,597
#	Australian Pharmaceutical Industries, Ltd.	1,014,953	1,585,684
# *	Australian Worldwide Exploration, Ltd.	1,801,281	3,835,765
*	Auto Group, Ltd.	41,309	5,858
# *	Autron Corporation, Ltd.	989,247	65,032
	Avatar Industries, Ltd.	195,019	262,579
# *	Avexa, Ltd.	119,842	53,953
#	AVJennings Homes, Ltd.	891,113	970,128
#	AWB, Ltd.	1,431,329	3,392,731
*	Babcock & Brown Environmental Investments, Ltd.	534,224	463,785
*	Ballarat South Gold, Ltd.	1,996	14,192
#	Bank of Queensland, Ltd.	416,079	4,933,275
#	Beach Petroleum, Ltd.	3,300,914	2,942,108
	Beaconsfield Gold NL	89,078	30,179
*	Bemax Resources, Ltd.	1,662,153	320,304
#	Bendigo Bank, Ltd.	381,292	4,013,969
# *	Bendigo Mining NL	1,918,780	491,721
	Beyond International, Ltd.	61,256	49,229
# *	Biota Holdings, Ltd.	718,460	878,477
	Blackmores, Ltd.	62,368	1,004,421
*	Blina Diamonds, Ltd. NL	15,073	6,450
*	BMA Gold, Ltd.	710,924	56,014
	Bolnisi Gold NL	1,170,501	2,716,961
#	Boom Logistics, Ltd.	667,064	1,862,445
# *	Boulder Group NL	1,288,627	388,910
*	BQT Solutions, Ltd.	659,898	98,899
#	Bradken, Ltd.	421,076	2,829,789
*	Breakaway Resporces. Ltd.	547,846	119,096
	Brickworks, Ltd.	60,963	624,755
	BSA, Ltd.	398,743	187,458
#	Cabcharge Australia, Ltd.	465,709	3,688,886
*	Calliden Group, Ltd.	590,393	214,052
#	Campbell Brothers, Ltd.	211,161	3,827,186
	Candle Australia, Ltd.	208,373	558,270
*	Cape Range Wireless, Ltd.	3,581,304	11,287
# *	Capral Aluminium, Ltd.	743,515	481,757
	Cardno, Ltd.	208,626	961,436
*	Carnarvon Petroleum, Ltd.	1,734,433	118,373

2

*	Cash Converters International, Ltd.	955,600	$485,419
# *	CBH Resources, Ltd.	2,944,042	1,386,139
	CCI Holdings, Ltd.	20,606	6,782
#	CDS Technologies, Ltd.	117,863	103,079
	CEC Group, Ltd.	137,373	232,930
	Cedar Woods Properties, Ltd.	89,116	368,429
*	Cellestis, Ltd.	379,480	1,044,348
#	Cellnet Group, Ltd.	154,345	134,939
# *	Centamin Egypt, Ltd.	1,611,779	1,188,487
#	Centennial Coal, Ltd.	1,220,596	2,515,198
*	Centralian Minerals, Ltd.	41,182	1,979
*	Ceramic Fuel Cells, Ltd.	542,608	501,981
#	Chandler Macleod, Ltd.	83,076	69,442
*	Chemeq, Ltd.	166,742	9,206
*	ChemGenex Pharmaceuticals, Ltd.	439,709	246,175
*	Chrome Corp., Ltd.	96,000	300
*	Circadian Technologies, Ltd.	64,591	66,708
*	Citigold Corp., Ltd.	2,412,844	804,065
#	City Pacific, Ltd.	533,962	1,981,641
*	Clinical Cell Culture, Ltd.	595,955	32,439
*	Clinuvel Pharmaceuticals, Ltd.	675,447	548,524
*	Clough, Ltd.	1,776,831	809,944
*	Clover Corp., Ltd.	269,348	23,259
*	Cluff Resources Pacific NL	911,746	8,706
	CMI, Ltd.	81,810	116,122
*	CO2 Group, Ltd.	280,693	86,704
#	Coates Hire, Ltd.	1,064,671	4,223,173
	Codan, Ltd.	142,942	158,606
#	Coffey International, Ltd.	422,067	1,267,297
#	Collection House, Ltd.	385,044	258,197
#	Commander Communications, Ltd.	887,980	1,373,351
# *	Compass Resources NL	482,636	2,119,054
*	Coneco, Ltd.	27,850	15,086
#	ConnectEast Group	4,986,230	5,496,055
*	Conquest Mining, Ltd.	900,509	580,461
#	Consolidated Minerals, Ltd.	827,856	1,500,510
	Consolidated Rutile, Ltd.	1,468,122	821,663
*	Coplex Resources NL	231,400	16,409
# *	Copperco, Ltd.	1,377,495	549,825
#	Corporate Express Australia, Ltd.	712,055	3,385,829
#	Count Financial, Ltd.	943,029	1,899,764
#	Coventry Group, Ltd.	124,138	441,153
*	CP1, Ltd.	286,500	175,277
*	CPI, Ltd.	68,585	20,920
#	Crane Group, Ltd.	243,667	3,136,842
*	Crescent Gold, Ltd.	936,746	271,845
*	Croesus Mining NL	878,058	190,250
*	Cue Energy Resources, Ltd.	452,354	46,502
*	Customers, Ltd.	2,049,484	373,119
*	Cytopia, Ltd.	187,724	96,857
	Danks Holdings, Ltd.	10,425	69,408
	Devine, Ltd.	518,724	587,654
*	Dioro Exploration NL	297,142	20,224
	Dominion Mining, Ltd.	388,277	621,144
# *	Dragon Mining, Ltd.	1,665,100	176,328

3

*	Drillsearch Energy, Ltd.	650,000	$64,142
#	DUET Group	2,053,470	4,995,792
# *	E*TRADE Australia, Ltd.	297,591	997,221
# *	Eastern Star Gas, Ltd.	1,694,244	349,943
*	Echelon Resources, Ltd.	7,950	2,161
*	Ellex Medical Lasers, Ltd.	162,000	101,774
#	emitch, Ltd.	729,934	789,604
*	Emporer Mines, Ltd.	1,284,668	96,233
#	Energy Developments, Ltd.	577,938	2,052,504
*	Energy World Corp., Ltd.	2,223,718	1,283,923
*	engin, Ltd.	674,773	130,769
#	Envestra, Ltd.	3,381,709	3,201,414
*	Environmental Clean Technologies, Ltd.	13,473	2,076
*	Envirozel, Ltd.	710,966	231,821
*	Epsilon Energy, Ltd.	14,583	4,251
	Equigold NL	687,438	868,449
*	ERG, Ltd.	3,388,940	591,872
*	Espreon, Ltd.	178,000	84,794
# *	Falcon Minerals, Ltd.	595,369	143,597
#	Fantastic Holdings, Ltd.	363,333	1,050,996
	Felix Resources, Ltd.	742,815	2,733,048
*	First Australian Resources, Ltd.	1,610,976	146,396
#	FKP, Ltd.	896,058	4,776,080
#	Fleetwood Corp., Ltd.	195,097	1,374,365
	Flight Centre, Ltd.	350,031	3,575,600
	Forest Enterprises Australia, Ltd.	1,195,450	667,967
#	Funtastic, Ltd.	485,637	691,970
	Futuris Corp., Ltd.	2,840,292	4,714,626
	Gale Pacific, Ltd.	125,851	86,267
	Gazal Corp., Ltd.	104,542	195,962
# *	Genetic Technologies, Ltd.	830,383	200,762
*	Geodynamics, Ltd.	428,007	418,539
*	Gindalbie Metals, Ltd.	1,695,584	687,259
*	Giralia Resources NL	557,751	359,213
*	Globe International, Ltd.	882,836	195,117
*	Gold Aura, Ltd.	61,645	4,110
*	Golden Gate Petroleum, Ltd.	480,988	86,948
*	Goldstream Mining NL	483,062	236,786
	Gowing Bros., Ltd.	79,311	227,569
#	Graincorp, Ltd. Series A	220,492	1,672,033
	Grand Hotel Group	826,037	840,531
*	Grange Resources, Ltd.	288,220	316,384
#	GRD, Ltd.	775,365	1,316,448
*	Great Gold Mines NL	17,866	636
#	Great Southern Plantations, Ltd.	1,304,118	2,015,570
*	Greater Pacific Gold, Ltd.	2,677,443	98,951
	Green’s Foods, Ltd.	202,281	142,642
#	GUD Holdings, Ltd.	233,672	1,436,766
#	Gunns, Ltd.	1,408,588	3,028,357
*	GVM Metals, Ltd.	32,000	19,820
	GWA International, Ltd.	1,110,557	3,666,375
*	Havilah Resources NL	116,599	138,868
*	Havilah Resources NL Issue 2007	4,034	4,768
#	Healthscope, Ltd.	943,956	4,444,728
*	Herald Resources, Ltd.	763,346	641,593

4

*	Heron Resources, Ltd.	481,625	$486,630
	HGL, Ltd.	97,331	153,317
*	Highlands Pacific, Ltd.	1,188,000	269,758
#	Hills Industries, Ltd.	677,779	2,890,017
#	Home Building Society, Ltd.	88,473	1,048,135
*	Horizon Oil, Ltd.	2,936,144	672,049
#	Housewares International, Ltd.	498,037	971,487
	HPAL, Ltd.	460,122	745,638
*	Hutchison Telecommunications (Australia), Ltd.	1,839,781	318,525
*	Hyro, Ltd.	507,707	114,691
#	IBA Health, Ltd.	1,340,840	1,507,844
	IBT Education, Ltd.	829,394	1,278,560
*	ICSGlobal, Ltd.	177,934	26,782
#	iiNet, Ltd.	487,339	525,546
#	Iluka Resources, Ltd.	929,326	4,333,901
	Imdex, Ltd.	513,660	421,053
*	Imugene, Ltd.	203,810	39,824
#	Incitec Pivot, Ltd.	226,180	7,850,287
#	Independence Group NL	441,857	1,518,589
*	Independent Practitioner Network, Ltd.	457,414	92,991
*	Indophil Resources NL	1,510,858	760,613
# *	Industrea, Ltd.	2,129,771	614,699
	Infomedia, Ltd.	1,307,138	749,429
#	Institute of Drug Technology Australia, Ltd.	82,205	123,470
#	Integrated Group, Ltd.	277,729	553,818
	Integrated Research, Ltd.	261,513	101,525
*	Intellect Holdings, Ltd.	48,362	8,100
*	Intermoco, Ltd.	2,462,900	71,799
*	International All Sports, Ltd.	58,815	14,808
# *	Intrepid Mines, Ltd.	320,115	138,581
#	Invocare, Ltd.	398,052	1,734,770
#	IOOF Holdings, Ltd.	259,743	2,019,203
#	Iress Market Technology, Ltd.	446,372	2,670,645
#	IWL, Ltd.	231,277	875,608
*	Ixla, Ltd.	89,921	1,629
# *	Jabiru Metals, Ltd.	1,483,409	1,272,060
#	JB Hi-Fi, Ltd.	412,988	2,385,752
#	Jones (David), Ltd.	1,777,508	6,182,429
#	Jubilee Mines NL	494,194	6,394,638
*	Jumbuck Entertainment, Ltd.	7,000	8,368
#	Just Group, Ltd.	859,700	2,519,505
	K&S Corp., Ltd.	143,650	470,095
#	Kagara Zinc, Ltd.	793,205	3,504,867
*	Keycorp, Ltd.	215,466	136,661
# *	Kimberley Diamond Co. NL	1,424,015	1,046,670
*	Kings Minerals NL	1,474,069	667,651
#	Kingsgate Consolidated, Ltd.	354,586	1,024,104
	Kresta Holdings, Ltd.	263,532	58,068
# *	Lafayette Mining, Ltd.	3,463,956	243,227
*	Lakes Oil NL	7,026,217	100,014
	Lemarne Corp., Ltd.	30,790	65,081
*	Leyshon Resources, Ltd.	103,357	55,655
*	Life Therapeutics, Ltd.	383,253	447,816
	Lighting Corp., Ltd.	180,200	101,196
*	Lihir Gold, Ltd.	407,395	1,066,874

5

	Lipa Pharmaceuticals, Ltd.	302,099	$184,640
*	Longreach Group, Ltd.	92,007	8,106
	Lycopodium, Ltd.	30,000	78,359
# *	Lynas Corp., Ltd.	1,572,869	876,719
#	MacArthur Coal, Ltd.	725,688	2,789,290
	MacMahon Holdings, Ltd.	2,062,773	1,371,899
*	Macmin Silver, Ltd.	1,807,467	424,393
*	Macquarie Corporate Telecommunications, Ltd.	35,019	33,767
*	Magnesium International, Ltd.	32,803	2,282
# *	Marion Energy, Ltd.	827,082	389,997
	Maryborough Sugar Factory, Ltd.	628	6,071
*	Matrix Oil NL	2,091	225
	MaxiTRANS Industries, Ltd.	637,133	336,833
	McGuigan Simeon Wines, Ltd.	457,911	1,138,673
#	McMillan Shakespeare, Ltd	124,748	459,935
	McPherson’s, Ltd.	248,582	573,576
#	Melbourne IT, Ltd.	303,585	773,821
*	Mermaid Marine Australia, Ltd.	132,104	140,514
# *	Metabolic Pharmaceuticals, Ltd.	1,162,738	150,979
# *	Metal Storm, Ltd.	2,280,892	311,663
	MFS Diversified Group	342,171	244,339
	MFS, Ltd.	602,011	2,703,642
*	Midwest Corp., Ltd.	631,112	578,626
*	Mikoh Corp., Ltd.	496,970	149,162
	Mincor Resources NL	758,770	1,738,089
# *	Mineral Deposits, Ltd.	917,890	1,049,292
	Monadelphous Group, Ltd.	314,760	2,649,289
*	Morning Star Gold NL	25,000	5,979
#	Mortgage Choice, Ltd.	472,800	1,087,169
*	Mosaic Oil NL	1,892,182	216,223
*	Mount Gibson Iron, Ltd.	2,880,538	1,623,459
*	Multiemedia, Ltd.	13,645,745	86,561
*	MXL, Ltd.	2,132,080	127,080
	MYOB, Ltd.	1,417,459	1,379,008
	Namoi Cotton Cooperative, Ltd.	176,490	93,036
	National Can Industries, Ltd.	97,017	135,696
	National Hire Group, Ltd.	102,000	132,463
	New Hope Corp., Ltd.	3,084,737	3,541,466
*	Nexus Energy, Ltd.	1,030,000	708,100
*	Niagara Mining, Ltd.	763,656	129,383
# *	Nido Petroleum, Ltd.	3,072,766	473,104
*	North Australian Diamonds, Ltd.	3,646,488	109,525
*	Norwood Abbey, Ltd.	326,063	18,328
*	Novogen, Ltd.	391,594	812,695
#	Nufarm, Ltd.	287,774	2,485,097
*	Nusep	17,442	0
# *	Nylex, Ltd.	146,174	175,935
	Oakton, Ltd.	333,169	1,095,939
*	Occupational & Medical Innovations, Ltd.	31,208	17,639
# *	Oceana Gold, Ltd.	2,649,296	1,521,881
*	Optiscan Imaging, Ltd.	37,101	14,322
*	Orbital Corp., Ltd.	1,883,099	322,896
*	Orchard Petroleum, Ltd.	708,000	442,908
	OrotonGroup, Ltd.	79,968	143,951
	Pacific Brands, Ltd.	2,047,113	4,731,074

6

	Pacific Group, Ltd.	529,159	$918,859
# *	Pan Australian Resources, Ltd.	5,452,477	1,475,340
*	Pan Pacific Petroleum NL	491,700	58,400
*	Panbio, Ltd.	58,078	18,232
	Paperlinx, Ltd.	1,762,482	5,629,135
*	Payce Consolidated, Ltd.	29,670	67,442
	PCH Group, Ltd.	647,651	409,086
#	Peet, Ltd.	878,458	2,953,363
*	People Telecom, Ltd.	535,431	26,475
*	Peplin, Ltd.	65,000	40,983
*	Peptech, Ltd.	634,000	824,649
	Perilya, Ltd.	726,367	2,536,500
# *	Perseverance Corp., Ltd.	2,771,255	879,345
*	Petra Diamonds, Ltd.	65,193	195,548
# *	Petsec Energy, Ltd.	581,806	938,975
# *	Pharmaxis, Ltd.	774,099	1,943,207
*	Planet Gas, Ltd.	395,000	101,618
*	Plantcorp NL	4,329	0
# *	Platinum Australia, Ltd.	721,108	763,899
*	PMP, Ltd.	1,163,268	1,739,909
*	Polartechnics, Ltd.	192,823	56,260
	Port Bouvard, Ltd.	240,678	491,768
*	Portman, Ltd.	36,456	140,130
# *	PowerTel, Ltd. Series B	204,372	366,593
	PPK Group, Ltd.	99,965	64,889
*	Prana Biotechnology, Ltd.	195,424	55,397
*	Precious Metals Australia, Ltd.	246,084	358,390
#	Primary Health Care, Ltd.	508,734	4,894,244
	Prime Television, Ltd.	416,327	1,266,630
*	Primelife Corp., Ltd.	627,461	576,253
*	Progen Industries, Ltd.	177,688	888,770
	Programmed Maintenance Service, Ltd.	282,393	1,150,256
	Promentum, Ltd.	181,910	314,129
# *	pSvida, Ltd.	1,649,727	271,731
#	Queensland Cotton Holdings, Ltd.	109,244	287,969
#	Ramsay Health Care, Ltd.	430,216	3,937,022
	Raptis Group, Ltd.	12,000	10,804
#	RCR Tomlinson, Ltd.	448,851	690,619
#	Rebel Sport, Ltd.	295,305	1,038,018
# *	Reckon, Ltd.	102,500	88,413
# *	Redflex Holdings, Ltd.	348,704	889,500
# *	Redport, Ltd.	1,380,196	239,240
#	Reece Australia, Ltd.	251,463	4,688,951
*	Renison Consolidated Mines NL	1,364,371	128,799
#	Repco Corp., Ltd.	758,607	1,019,504
*	Repcol, Ltd.	554,848	42,405
*	Resolute Mining, Ltd.	923,264	1,036,364
*	Resonance Health, Ltd.	51,212	1,099
*	Resource Pacific Holdings, Ltd.	758,600	815,643
#	Ridley Corp., Ltd.	1,151,692	997,810
# *	Riversdale Mining, Ltd.	557,694	841,843
# *	Roc Oil Co., Ltd.	1,199,440	3,008,119
	Rock Building Society, Ltd.	25,092	114,335
	Ross Human Directions, Ltd.	139,123	76,545
*	Rubicon Resources, Ltd.	50,129	7,504

7

#	Rural Press, Ltd.	487,796	$5,115,363
#	Ruralco Holdings, Ltd.	68,360	188,969
#	SAI Global, Ltd.	572,207	1,628,160
*	Salinas Energy, Ltd.	399,290	87,841
*	Sally Malay Mining, Ltd.	727,599	2,331,095
#	Salmat, Ltd.	471,824	1,580,734
*	Samson Oil & Gas, Ltd.	677,329	139,680
*	Scarborough Minerals P.L.C. CDI	43,536	31,706
	Schaffer Corp., Ltd.	33,766	208,870
	SDI, Ltd.	369,901	253,542
#	Select Harvests, Ltd.	160,857	1,281,007
#	Senetas Corp., Ltd.	1,846,596	333,499
#	Servcorp, Ltd.	237,854	994,596
	Service Stream, Ltd.	410,053	486,822
# *	Shield Mining, Ltd.	72,292	10,822
# *	Silex System, Ltd.	519,205	2,684,625
# *	Sino Gold, Ltd.	618,783	3,505,363
# *	Sino Strategic International, Ltd.	124,164	284,227
# *	Sirtex Medical, Ltd.	167,315	448,057
	Skilled Group, Ltd.	403,310	1,869,673
	Smorgon Steel Group, Ltd.	3,274,819	4,917,479
	SMS Management & Technology, Ltd.	250,004	837,389
#	Southern Cross Broadcasting (Australia), Ltd.	259,672	3,289,851
*	Southern Pacific Petroleum NL	698,740	0
	SP Telemedia, Ltd.	1,630,898	1,006,763
	Specialty Fashion Group, Ltd.	771,659	1,245,012
*	Sphere Investments, Ltd.	391,662	504,504
#	Spotless Group, Ltd.	867,836	3,262,123
*	ST Synergy, Ltd.	33,420	38,239
# *	St. Barbara, Ltd.	3,184,987	1,390,677
	Staging Connections Group, Ltd.	256,027	317,405
*	Starpharma Holdings, Ltd.	497,958	182,991
	Straits Resources, Ltd.	735,823	1,968,579
*	Strategic Minerals Corp. NL	358,100	38,005
*	Strathfield Group, Ltd.	492,553	26,982
	Stuart Petroleum, Ltd.	201,731	144,464
#	STW Communications Group, Ltd.	825,788	1,941,484
*	Summit Resources, Ltd.	799,926	2,837,020
*	Sundance Resources, Ltd.	5,993,157	369,089
#	Sunland Group, Ltd.	1,189,741	3,620,959
#	Super Cheap Auto Group, Ltd.	427,006	1,280,586
#	Sydney Attractions Group, Ltd.	76,549	324,690
*	Sydney Gas, Ltd.	661,636	193,779
	Symex Holdings, Ltd.	311,160	138,005
	Talent2 International, Ltd.	292,666	543,855
*	Tamaya Resources, Ltd.	1,972,779	339,976
*	Tandou, Ltd.	10,230	3,858
*	Tap Oil, Ltd.	626,490	758,203
	Tassal Group, Ltd.	514,964	999,548
#	Technology One, Ltd.	1,181,590	937,874
*	Tectonic Resources NL	259,183	19,891
#	Ten Network Holdings, Ltd.	1,658,273	4,249,042
*	Tennant Creek Gold, Ltd.	418,423	138,055
*	TFS Corp., Ltd.	269,000	123,888
	Thakral Holdings Group	2,439,283	1,736,867

8

#	The Reject Shop, Ltd.	100,526	$830,063
#	Timbercorp, Ltd.	1,191,916	1,870,183
*	Tomato Technologies, Ltd.	454,331	82,791
*	Toodyay Resources, Ltd.	20,163	380
*	Tooth & Co., Ltd.	153,000	8,197
*	Tower Australia Group, Ltd.	626,340	1,396,582
# *	Tox Free Solutions, Ltd.	256,486	398,629
#	Transfield Services, Ltd.	768,280	6,664,113
	Troy Resources NL	140,242	320,854
	Trust Co. Ltd.	75,179	707,810
*	Unilife Medical Solutions, Ltd.	455,365	119,709
*	Union Resources, Ltd.	1,290,000	22,428
#	United Group, Ltd.	393,438	4,086,120
*	Universal Resources, Ltd.	109,414	11,591
# *	Unwired Group, Ltd.	847,038	210,881
	UXC, Ltd.	725,716	983,256
#	Veda Advantage, Ltd.	921,433	2,406,845
# *	Ventracor, Ltd.	1,048,486	757,212
*	Victoria Petroleum NL	747,800	135,478
*	View Resources, Ltd.	1,186,369	260,181
*	Village Life, Ltd.	203,651	16,107
	Village Roadshow, Ltd.	591,536	1,612,321
#	Vision Group Holdings, Ltd.	246,032	597,474
	Waterco, Ltd.	34,448	59,453
	Watpac, Ltd.	385,088	1,217,305
#	Wattyl, Ltd.	369,263	965,709
# *	Webjet, Ltd.	1,295,731	326,021
	Webster, Ltd.	127,169	106,217
*	Wedgetail Mining, Ltd.	904,454	145,591
*	Wentworth Holdings, Ltd.	316,666	122,504
# *	Western Areas NL	665,529	2,029,684
#	WHK Group, Ltd.	919,209	1,657,839
	Wide Bay Australia, Ltd.	47,718	440,305
	Willmott Forests, Ltd.	51,672	60,947
TOTAL COMMON STOCKS			460,423,748

PREFERRED STOCKS — (0.1%)
#	Village Roadshow, Ltd. Class A	303,417	784,337

RIGHTS/WARRANTS — (0.0%)
*	Amcom Telecommunications, Ltd. Options 12/31/09	596,711	21,157
*	Aspen Group, Ltd. Rights 03/21/07	119,402	42,334
*	Ballarat South Gold, Ltd. Warrants	6,458	0
*	Capral Aluminium, Ltd. Rights 03/21/07	1,911	0
*	ChemGenex Pharmaceuticals, Ltd. Rights 03/26/07	43,970	2,945
*	Chrome Corp., Ltd. Options 09/30/09	32,000	25
*	Emerald Oil & Gas NL Warrants 05/31/08	2,091	84
*	Gold Aura, Ltd. Options 03/31/09	10,274	210
*	Havilah Resources NL Issue 2007 Warrants 04/30/10	2,017	64
*	Horizon Oil, Ltd. Options 02/28/08	132,777	9,415
*	Macmin Silver, Ltd. Options 10/30/08	56,483	6,008
*	Morning Star Gold NL Options 12/31/08	12,500	1,477
*	Nylex, Ltd. Options 12/08/09	37,267	14,681

9

*	Oceana Gold, Ltd. Options 01/01/09	377,098	$50,509
*	Pan Pacific Petroleum NL Options 06/30/07	163,900	3,745
*	Victoria Petroleum NL Rights 01/31/10	127,012	8,606
TOTAL RIGHTS/WARRANTS			161,260

TOTAL — AUSTRALIA			461,369,345

CANADA — (0.0%)
COMMON STOCKS — (0.0%)
*	Chai-Na-Ta Corp.	75,456	3,773

HONG KONG — (22.1%)
COMMON STOCKS — (22.1%)
*	139 Holdings, Ltd.	620,000	29,530
	ABC Communications (Holdings), Ltd.	930,000	51,037
	Aeon Credit Service (Asia) Co., Ltd.	740,000	643,790
	Alco Holdings, Ltd.	1,468,000	768,729
	Allan International Holdings, Ltd.	592,000	89,469
	Allied Group, Ltd.	683,200	1,693,182
	Allied Properties, Ltd.	1,218,600	1,358,990
	AMVIG Holdings, Ltd.	2,109,000	1,738,828
*	Anex International Holdings, Ltd.	152,000	3,910
*	Applied Development Holdings, Ltd.	1,243,000	71,363
*	APT Satellite Holdings, Ltd.	599,000	181,104
*	Artel Solutions Group Holdings, Ltd.	2,315,000	10,963
*	Artfield Group, Ltd.	466,000	66,801
	Arts Optical International Holdings, Ltd.	730,000	255,954
*	Asia Commercial Holdings, Ltd.	72,800	6,751
	Asia Financial Holdings, Ltd.	2,768,908	1,146,730
#	Asia Satellite Telecommunications Holdings, Ltd.	927,500	2,104,005
*	Asia Standard Hotel Group, Ltd.	16,450,000	292,882
	Asia Standard International Group, Ltd.	17,351,298	534,240
*	Asia TeleMedia, Ltd.	1,820,000	99,390
*	Asia Tele-Net & Technology Corp., Ltd.	521,000	32,154
	Asia Zirconium, Ltd.	708,000	95,839
*	Asian Union New Media Group, Ltd.	22,170,000	218,378
*	Associated International Hotels, Ltd.	974,000	1,573,097
	Automated Systems Holdings, Ltd.	340,000	82,136
*	B.A.L. Holdings, Ltd.	406	21
	Baltrans Holdings, Ltd.	676,000	482,652
*	Beijing Development (Hong Kong), Ltd.	166,000	52,692
*	Bestway International Holdings, Ltd.	534,400	28,342
	Bossini International Holdings, Ltd.	3,871,500	233,543
	Bright International Group, Ltd.	710,000	70,882
*	Build King Holdings, Ltd.	375,756	10,772
*	C C Land Holdings, Ltd.	421,000	245,968
	Cafe de Coral Holdings, Ltd.	1,516,000	2,689,918
*	Capital Estate, Ltd.	2,360,000	53,035
	Capital Strategic Investment, Ltd.	2,034,500	428,323
*	Carico Holdings, Ltd.	2,948	86
	Cash Financial Services Group, Ltd.	427,018	18,006
*	Casil Telecommunications Holdings, Ltd.	1,420,000	141,764

10

*	CATIC International Holdings, Ltd.	5,332,000	$334,821
	CCT Telecom Holdings, Ltd.	1,724,970	252,449
	CEC International Holdings, Ltd.	220,279	6,024
*	Celestial Asia Securities Holdings, Ltd.	639,054	26,855
	Century City International Holdings, Ltd.	39,346,000	553,544
#	Champion Technology Holdings, Ltd.	3,536,719	706,693
	Chaoda Modern Agriculture (Holdings), Ltd.	5,434,000	3,926,368
	Chen Hsong Holdings, Ltd.	1,576,000	1,123,650
	Cheuk Nang (Holdings), Ltd.	244,140	211,890
	Chevalier International Holdings, Ltd.	733,482	763,237
	Chevalier Itech Holdings, Ltd.	355,250	129,594
*	Chia Hsin Cement Greater China Holding Corp.	626,000	107,347
*	China Aerospace International Holdings, Ltd.	4,955,400	856,577
*	China Agri-Industries, Ltd.	4,150,000	1,853,769
*	China Best Group Holding, Ltd.	9,296,000	135,314
*	China Credit Holdings, Ltd.	1,914,000	46,582
*	China Digicontent Co., Ltd.	2,710,000	3,469
	China Electronics Corp. Holdings Co., Ltd.	668,250	125,814
	China Everbright International, Ltd.	3,945,000	900,456
#	China Gas Holdings, Ltd.	7,570,000	1,774,359
*	China Grand Forestry Resources Group, Ltd.	8,014,000	1,397,715
	China Green (Holdings), Ltd.	1,785,000	1,279,976
*	China Haidian Holdings, Ltd.	3,244,000	169,385
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	205,961
# *	China Insurance International Holdings Co., Ltd.	3,512,000	3,814,999
*	China Investments Holdings, Ltd.	210,000	8,601
	China Metal International Holdings, Ltd.	2,844,000	1,148,047
*	China Mining Resources Group, Ltd.	9,162,000	2,497,768
*	China Motion Telecom International, Ltd.	5,080,000	270,755
	China Motor Bus Co., Ltd.	74,000	578,265
*	China Oil & Gas Group, Ltd.	1,573,200	183,235
	China Oriental Group Co., Ltd.	6,922,974	2,429,412
# *	China Pharmaceutical Group, Ltd.	3,348,000	588,357
	China Power International Development, Ltd.	6,754,000	3,712,657
	China Rare Earth Holdings, Ltd.	2,504,000	605,815
	China Resources Logic, Ltd.	7,086,000	771,309
*	China Rich Holdings, Ltd.	676,000	20,725
*	China Sciences Conservational Power, Ltd.	210,400	19,389
*	China Sci-Tech Holdings, Ltd.	278,600	3,863
*	China Seven Star Shopping, Ltd.	8,410,000	1,036,107
	China Shineway Pharmaceutical Group, Ltd.	2,204,000	1,507,496
# *	China Solar Energy Holdings, Ltd.	9,802,905	1,117,273
*	China Star Entertainment, Ltd.	440,292	21,931
	China Travel International Investment Hong Kong, Ltd.	675,844	296,387
*	China Wireless Technologies, Ltd.	1,288,000	240,879
# *	Chinese People Gas Holdings Co., Ltd.	6,436,000	436,590
	Chinney Investments, Ltd.	1,144,000	126,023
	Chitaly Holdings, Ltd.	550,000	103,302
#	Chong Hing Bank, Ltd.	1,154,000	2,905,872
	Chow Sang Sang Holdings International, Ltd.	1,513,680	1,035,992
*	Chu Kong Shipping Development Co., Ltd.	1,584,000	333,153
	Chuang’s China Investments, Ltd.	3,082,500	201,672
	Chuang’s Consortium International, Ltd.	3,534,884	320,961
	Chun Wo Holdings, Ltd.	1,929,917	258,971
	Chung Tai Printing Holdings, Ltd.	548,000	79,188

11

# *	CITIC 21CN Co., Ltd.	8,720,000	$968,649
*	CITIC Resources Holdings, Ltd.	11,390,000	4,614,122
	City e-Solutions, Ltd.	186,000	28,345
*	City Telecom (H.K.), Ltd.	1,254,000	217,097
# *	Clear Media, Ltd.	1,135,000	1,341,511
*	Climax International Co., Ltd.	22,200	341
*	CNT Group, Ltd.	3,078,000	89,180
	Coastal Greenland, Ltd.	5,792,000	853,806
#	COFCO International, Ltd.	4,150,000	3,464,093
	COL Capital, Ltd.	480,240	203,966
#	Comba Telecom Systems Holdings, Ltd.	1,982,000	777,025
*	Compass Pacific Holdings, Ltd.	624,000	14,458
	Computer & Technologies Holdings, Ltd.	432,000	51,216
	Continental Holdings, Ltd.	98,825	11,249
*	Convenience Retail Asia, Ltd.	64,000	25,228
	COSCO International Holdings, Ltd.	3,463,600	1,912,390
	Coslight Technology International Group, Ltd.	1,000,000	658,330
	Cosmos Machinery Enterprises, Ltd.	1,616,400	117,542
*	Crocodile Garments, Ltd.	1,539,000	113,794
	Cross-Harbour Holdings, Ltd.	586,520	483,921
*	Culturecom Holdings, Ltd.	6,381,000	127,200
	Daisho Microline Holdings, Ltd.	1,236,000	282,866
*	Dan Form Holdings Co., Ltd.	2,866,600	232,363
*	Daqing Petroleum & Chemical Group, Ltd.	8,037,500	443,669
*	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	196,946
#	Dickson Concepts International, Ltd.	816,630	942,122
#	Digital China Holdings, Ltd.	1,928,000	745,816
*	DVN Holdings, Ltd.	1,953,516	560,981
*	Dynamic Global Holdings, Ltd.	3,522,000	18,933
	Dynamic Holdings, Ltd.	384,000	142,680
# *	Dynasty Fine Wines Group, Ltd.	1,390,000	651,667
	Eagle Nice (International) Holdings, Ltd.	70,000	14,361
*	Easyknit Enterprises Holdings, Ltd.	705,000	196,854
*	Easyknit International Holdings, Ltd.	509,716	33,374
*	EcoGreen Fine Chemical Group	924,000	323,181
*	Eforce Holdings, Ltd.	2,620,000	51,458
#	EganaGoldpfeil Holdings, Ltd.	3,713,757	2,619,270
*	E-Kong Group, Ltd.	620,000	75,104
	Emperor Entertainment Hotel, Ltd.	2,410,000	496,013
	Emperor International Holdings, Ltd.	3,748,360	940,387
	Enerchina Holdings, Ltd.	3,068,800	231,577
*	ENM Holdings, Ltd.	2,728,000	212,891
*	EPI (Holdings), Ltd.	157,951	6,368
# *	eSun Holdings, Ltd.	1,997,600	1,676,778
*	Extrawell Pharmaceutical Holdings, Ltd.	5,700,000	221,483
*	Ezcom Holdings, Ltd.	72,576	446
	Fairwood Holdings, Ltd.	278,600	398,747
#	Far East Consortium International, Ltd.	4,040,751	1,748,200
*	Far East Hotels & Entertainment, Ltd.	1,853,000	82,978
*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	27,990
	First Natural Foods Holdings, Ltd.	2,055,000	247,266
#	First Pacific Co., Ltd.	6,992,000	3,964,790
*	First Sign International Holdings, Ltd.	1,424,000	42,724
#	Fong’s Industries Co., Ltd.	1,470,000	1,192,416
*	Forefront International Holdings, Ltd.	658,000	48,005

12

*	Fortuna International Holdings, Ltd.	140,160	$6,290
*	Founder Holdings, Ltd.	2,350,000	180,660
	Fountain Set Holdings, Ltd.	2,150,000	723,772
	Four Seas Food Investment Holdings, Ltd.	347,184	46,642
	Four Seas Mercantile Holdings, Ltd.	592,000	227,313
*	Frasers Property China, Ltd.	13,609,000	320,730
*	Freeman Corp., Ltd.	173,661	2,926
#	Fu JI Food & Catering Services	1,253,000	3,800,112
	Fubon Bank Hong Kong, Ltd.	2,832,000	1,568,884
*	Fujian Holdings, Ltd.	237,800	11,989
	Fujikon Industrial Holdings, Ltd.	912,000	219,173
# *	Fushan International Energy Group, Ltd.	5,614,000	1,447,264
#	Geely Automobile Holdings, Ltd.	7,350,000	926,801
*	Genesis Energy Holdings, Ltd.	5,810,000	286,145
*	Get Nice Holdings, Ltd.	1,566,000	162,625
*	GFT Holdings, Ltd.	480,000	4,919
#	Giordano International, Ltd.	4,230,000	1,971,945
	Global Bio-Chem Technology Group Co., Ltd.	5,364,000	1,480,711
	Global Green Tech Group, Ltd.	2,268,000	357,136
*	Global Tech (Holdings), Ltd.	5,612,000	35,914
	Glorious Sun Enterprises, Ltd.	2,756,000	1,302,384
	Gold Peak Industries (Holdings), Ltd.	1,059,250	155,291
*	Goldbond Group Holdings, Ltd.	2,609,500	64,795
*	Golden Meditech Company, Ltd.	1,500,119	655,312
	Golden Resorts Group, Ltd.	3,284,000	800,812
	Golden Resources Development International, Ltd.	1,456,500	68,857
*	Gold-Face Holdings, Ltd.	2,003,600	0
	Goldlion Holdings, Ltd.	2,192,000	426,869
	Golik Holdings, Ltd.	930,500	33,892
#	Grande Holdings, Ltd.	562,000	197,637
	Group Sense (International), Ltd.	2,448,000	166,282
	Guangnan Holdings, Ltd.	1,779,600	435,896
	Guangzhou Investment Co., Ltd.	3,476,000	791,948
*	Guo Xin Group, Ltd.	3,640,000	91,152
	GZI Transport, Ltd.	3,050,000	1,829,090
	Hang Fung Gold Technology, Ltd.	1,430,482	284,679
	Hang Ten Group Holdings, Ltd.	1,705,850	157,260
*	Hans Energy Co., Ltd.	6,376,000	479,807
	Harbour Centre Development, Ltd.	593,000	1,059,604
# *	Heng Tai Consumables Group, Ltd.	2,798,000	490,098
*	Hi Sun Technology (China), Ltd.	1,986,000	607,617
	High Fashion International, Ltd.	268,000	54,230
	HKC (Holdings), Ltd.	9,123,771	1,831,887
#	HKR International, Ltd.	3,715,936	2,042,190
	Hon Kwok Land Investment Co., Ltd	1,000,535	402,862
*	Honesty Treasure International Holdings, Ltd.	6,280,000	153,745
	Hong Kong Catering Management, Ltd.	542,796	128,922
	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	860,711
*	Hong Kong Parkview Group, Ltd.	1,130,000	48,451
*	Hong Kong Pharmaceuticals Holdings, Ltd.	183,400	9,389
	Hongkong Chinese, Ltd.	3,320,000	607,844
*	Hop Hing Holdings, Ltd.	660,265	31,470
	Hsin Chong Construction Group, Ltd.	1,569,658	212,447
#	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	605,049
	Huabao International Holdings, Ltd.	19,300	10,505

13

	Huafeng Textile International Group, Ltd.	428,400	$28,570
*	Hualing Holdings, Ltd.	11,874,000	630,313
#	Hung Hing Printing Group, Ltd.	1,603,275	940,138
	Hutchison Harbour Ring, Ltd.	17,106,000	1,357,119
*	Hycomm Wireless, Ltd.	4,709,000	43,390
*	I.T, Ltd.	2,614,000	512,405
	I-Cable Communications, Ltd.	4,440,000	1,004,377
*	IDT International, Ltd.	6,240,183	392,155
# *	Imagi International Holdings, Ltd.	3,037,000	1,666,115
	Integrated Distribution Services Group, Ltd.	570,000	1,298,104
*	Interchina Holdings Co., Ltd.	8,130,000	174,720
	IPE Group, Ltd.	1,740,000	297,018
	ITC Corp., Ltd.	4,553,728	379,497
*	Jinhui Holdings Co., Ltd.	1,348,000	566,334
	Jiuzhou Development Co., Ltd.	2,014,000	305,106
	Joyce Boutique Holdings, Ltd.	1,530,000	68,664
*	Junefield Department Store Group, Ltd.	256,000	3,506
	K Wah International Holdings, Ltd.	6,049,698	2,430,572
*	Kader Holdings Co., Ltd.	545,600	23,594
*	Kanstar Environmental Paper Products Holdings, Ltd.	1,220,000	61,990
	Kantone Holdings, Ltd.	7,527,435	560,577
*	Karl Thomson Holdings, Ltd.	1,238,000	581,668
	Karrie International Holdings, Ltd.	1,024,000	291,115
	Keck Seng Investments (Hong Kong), Ltd.	924,600	463,738
	Kee Shing Holdings	886,000	104,386
	Kin Yat Holdings, Ltd.	586,000	122,585
	King Fook Holdings, Ltd.	1,000,000	70,563
*	King Pacific International Holdings, Ltd.	1,404,200	21,927
#	Kingdee International Software Group Co., Ltd.	638,000	417,994
	Kingmaker Footwear Holdings, Ltd.	1,476,955	169,748
#	Kingway Brewery Holdings, Ltd.	3,834,000	1,766,907
*	Kong Sun Holdings, Ltd.	2,198,000	7,033
	Kowloon Development Co., Ltd.	2,212,500	4,150,449
*	KPI Co., Ltd.	396,000	8,366
	KTP Holdings, Ltd.	560,400	48,735
*	Kwoon Chung Bus Holdings, Ltd.	556,000	85,399
	Lai Fung Holdings, Ltd.	10,000,000	429,077
# *	Lai Sun Development Co., Ltd.	32,074,000	1,208,659
*	Lai Sun Garment (International), Ltd.	4,010,000	348,877
	Lam Soon (Hong Kong), Ltd.	302,310	200,828
	Le Saunda Holdings, Ltd.	992,000	275,822
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,957
#	Lee & Man Holdings, Ltd.	1,746,000	375,322
	Lerado Group (Holding) Co., Ltd.	1,602,000	230,225
#	Li Ning Co., Ltd.	2,733,000	5,132,437
*	LifeTec Group, Ltd.	3,969,000	57,065
	Lippo, Ltd.	1,171,760	465,958
	Liu Chong Hing Investment, Ltd.	789,200	1,150,723
	Luen Thai Holdings, Ltd.	1,345,000	209,469
	Luk Fook Holdings (International), Ltd.	1,192,000	408,719
	Luks Industrial Group, Ltd.	1,137,555	740,838
#	Lung Kee (Bermuda) Holdings, Ltd.	1,631,875	838,073
*	M Dream Inworld Group, Ltd.	3,054	4
*	Macau Prime Properties Holdings, Ltd.	4,060,920	236,493
#	Macau Success, Ltd.	4,860,000	535,844

14

*	MACRO-LINK International Investment Co., Ltd.	1,036,250	$46,852
*	Mae Holdings, Ltd.	11,100	735
	Magnificent Estates, Ltd.	12,744,000	448,578
*	Magnum International Holdings, Ltd.	112,500	17,855
	Mainland Headwear Holdings, Ltd.	696,000	259,518
	Man Yue International Holdings, Ltd.	1,084,000	316,868
	Matrix Holdings, Ltd.	943,947	242,425
	Matsunichi Communications Holdings, Ltd.	1,156,000	921,471
	Mei Ah Entertainment Group, Ltd.	1,142,000	54,318
	Melbourne Enterprises, Ltd.	45,500	263,693
	Midas International Holdings, Ltd.	774,000	39,715
#	Midland Holdings, Ltd.	2,078,000	1,261,743
	Min Xin Holdings, Ltd.	1,137,200	408,894
#	Mingyuan Medicare Development Co., Ltd.	5,900,000	649,133
# *	Minmetals Resources, Ltd.	4,431,780	1,675,929
*	Mirabell International Holdings, Ltd.	166,000	128,595
	Miramar Hotel & Investment Co., Ltd.	741,000	1,048,721
*	Morning Star Resources, Ltd.	1,845,000	27,359
*	Moulin Global Eyecare Holdings	699,274	0
*	Nam Tai Electronic & Electrical Products, Ltd.	703,000	117,014
*	Nan Hai Corp., Ltd.	188,572,743	1,690,725
	Nanyang Holdings, Ltd.	137,500	228,667
	National Electronics Holdings, Ltd.	2,156,000	106,549
	Natural Beauty Bio-Technology, Ltd.	4,980,000	896,246
#	Neo-China Group (Holdings), Ltd.	13,340,000	1,699,526
	New Century Group Hong Kong, Ltd.	2,880,920	307,024
*	New Island Printing Holdings, Ltd.	176,000	12,164
*	New Smart Energy Group, Ltd.	432,800	14,212
*	New World Cyberbase, Ltd.	217,884	33,928
	New World Mobile Holdings, Ltd.	22,140	4,174
	Newocean Green Energy Holdings, Ltd.	513,120	45,402
	Next Media, Ltd.	5,882,000	2,244,147
	Ngai Lik Industrial Holdings, Ltd.	1,730,000	144,081
#	Norstar Founders Group, Ltd.	3,256,000	1,355,087
# *	Onfem Holdings, Ltd.	1,266,000	113,958
*	Orient Power Holdings, Ltd.	804,000	19,346
#	Oriental Press Group, Ltd.	6,256,000	1,151,360
	Oriental Watch Holdings, Ltd.	610,000	144,511
#	Pacific Andes International Holdings, Ltd.	3,104,000	987,982
	Pacific Basin Shipping, Ltd.	3,296,000	2,537,660
#	Pacific Century Insurance Holdings, Ltd.	1,818,000	1,325,221
	Pacific Century Premium Developments, Ltd.	6,470,000	1,941,413
*	Pacific Plywood Holdings, Ltd.	886,000	16,522
	Paliburg Holdings, Ltd.	13,272,000	578,562
	Paul Y Engineering Group, Ltd.	62,822	9,012
#	Paul Y. ITC Construction Holdings, Ltd.	4,094,129	1,766,534
	Peace Mark Holdings, Ltd.	2,478,022	2,340,696
*	Pearl Oriental Innovation, Ltd.	633,200	235,029
	Pegasus International Holdings, Ltd.	226,000	31,872
	Perfectech International Holdings, Ltd.	571,450	65,044
	Pico Far East Holdings, Ltd.	3,238,000	764,436
#	Playmates Holdings, Ltd.	5,047,000	756,714
	Pokfulam Development Co., Ltd.	234,000	152,454
*	Pokphand (C.P.) Co., Ltd.	5,970,000	210,165
	Poly Hong Kong Investment, Ltd.	3,438,000	784,863

15

*	Poly Investments Holdings, Ltd.	267,000	$53,411
#	Ports Design, Ltd.	1,431,000	3,736,130
*	Premium Land, Ltd.	645,000	90,966
#	Prime Success International Group, Ltd.	4,328,000	4,578,470
	Proview International Holdings, Ltd.	1,584,884	218,953
#	Public Financial Holdings, Ltd.	2,808,000	2,154,864
*	Pyxis Group, Ltd.	1,936,000	45,296
	Qin Jia Yuan Media Services Co., Ltd.	1,295,000	384,898
*	QPL International Holdings, Ltd.	2,009,000	189,788
	Quality Healthcare Asia, Ltd.	410,995	194,294
	Raymond Industrial, Ltd.	675,400	142,687
	Regal Hotels International Holdings, Ltd.	21,042,000	1,969,038
*	Riche Multi-Media Holdings, Ltd.	7,060,000	83,133
*	Rivera Holdings, Ltd.	5,710,000	258,448
*	Riverhill Holdings, Ltd.	4,072	56
#	Road King Infrastructure, Ltd.	1,799,000	2,902,315
	Roadshow Holdings, Ltd.	1,456,000	134,054
	S.A.S.Dragon Holdings, Ltd.	1,696,000	191,695
	Sa Sa International Holdings, Ltd.	2,972,000	914,243
	Safety Godown Co., Ltd.	408,000	179,678
*	San Miguel Brewery Hong Kong, Ltd.	612,800	122,013
*	Sanyuan Group, Ltd.	415,000	7,967
#	SCMP Group, Ltd.	4,380,000	1,694,189
	Sea Holdings, Ltd.	832,000	455,666
*	Seapower Resources International, Ltd.	16,551,680	344,196
	SEEC Media Group, Ltd.	2,550,000	103,191
*	Shanghai Allied Cement, Ltd.	1,152,080	52,481
#	Shanghai Real Estates, Ltd.	5,678,000	1,409,681
*	Shanghai Zenghai Property, Ltd.	10,407,000	365,206
	Shaw Brothers Hong Kong, Ltd.	409,000	771,754
	Shell Electric Manufacturing (Holdings) Co., Ltd.	1,254,172	481,415
	Shenyin Wanguo (Hong Kong), Ltd.	1,137,500	316,340
#	Shenzhen International Holdings, Ltd.	29,925,000	2,070,178
*	Shougang Concord Century Holdings, Ltd.	3,916,000	360,974
*	Shougang Concord Grand (Group), Ltd.	1,701,000	113,042
#	Shougang Concord International Enterprises Co., Ltd.	14,874,000	1,182,297
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	209,694
#	Shui On Construction & Materials, Ltd.	710,000	1,446,968
*	Shun Ho Resources Holdings, Ltd.	483,000	38,323
*	Shun Ho Technology Holdings, Ltd.	1,037,452	100,636
#	Silver Grant International Industries, Ltd.	5,033,000	1,290,718
*	Sincere Co., Ltd.	505,500	24,095
	Sing Tao News Corp., Ltd.	1,842,000	303,709
#	Singamas Container Holdings, Ltd.	1,608,000	949,918
	Sino Biopharmaceutical, Ltd.	5,880,000	1,043,283
*	Sino Gas Group, Ltd.	3,277,600	238,263
	Sino Golf Holdings, Ltd.	438,000	59,450
*	Sino Prosper Holdings, Ltd.	2,390,000	195,776
*	Sinocan Holdings, Ltd.	350,000	1,747
	SinoCom Software Group, Ltd.	2,256,000	440,006
*	Sino-i Technology, Ltd.	51,703,158	723,154
	Sinolink Worldwide Holdings, Ltd.	7,857,600	1,749,072
	Sinopec Kantons Holdings, Ltd.	2,788,000	820,876
*	Skyfame Realty Holdings, Ltd.	2,513,750	417,555
	Skyworth Digital Holdings, Ltd.	5,420,000	610,189

16

	Smartone Telecommunications Holdings, Ltd.	886,000	$893,738
*	SMI Publishing Group, Ltd.	250,511	481
*	Softbank Investment International (Strategic), Ltd.	7,398,000	76,417
	Solartech International Holdings, Ltd.	49,600	4,828
#	Solomon Systech International, Ltd.	6,810,000	1,340,774
*	South China Brokerage Co., Ltd.	4,872,000	65,627
*	South China Industries, Ltd.	1,124,000	173,070
	Southeast Asia Properties & Finance, Ltd.	263,538	40,477
	Starlight International Holdings, Ltd.	1,903,792	487,421
	Starlite Holdings, Ltd.	694,000	45,152
	Stelux Holdings International, Ltd.	1,307,702	111,548
*	Styland Holdings, Ltd.	101,808	287
	Sun Hing Vision Group Holdings, Ltd.	358,000	160,239
	Sun Hung Kai & Co., Ltd.	2,773,600	2,516,301
	Sun Innovation Holdings, Ltd.	14,203	2,969
	Sunway International Holdings, Ltd.	866,000	32,225
	SW Kingsway Capitol Holdings, Ltd.	2,206,000	65,527
#	Symphony Holdings, Ltd.	3,987,000	559,793
	Tack Fat Group International, Ltd.	3,904,000	574,036
	Tack Hsin Holdings, Ltd.	542,000	23,581
	Tai Cheung Holdings, Ltd.	1,641,000	1,015,695
	Tai Fook Securities Group, Ltd.	1,506,000	353,969
	Tai Sang Land Development, Ltd.	576,984	243,095
*	Tak Shun Technology Group, Ltd.	3,723,200	317,982
	Tak Sing Alliance Holdings, Ltd.	2,909,865	806,414
#	Tan Chong International, Ltd.	1,212,000	300,155
	TCC International Holdings, Ltd.	1,124,000	200,860
*	TCL Communication Technology Holdings, Ltd.	5,930,000	204,202
# *	TCL Multimedia Technology Holdings, Ltd.	8,684,000	656,581
*	Technology Venture Holdings, Ltd.	586,000	19,970
*	Termbray Industries International (Holdings), Ltd.	2,304,900	162,255
	Tern Properties Co., Ltd.	61,200	23,969
*	Texhong Textile Group, Ltd.	1,560,000	295,618
	Texwinca Holdings, Ltd.	3,610,000	2,570,550
*	The Sun’s Group, Ltd.	17,004	3,134
*	Tian An China Investments Co., Ltd.	3,081,275	2,285,463
	Tian Teck Land, Ltd.	1,098,000	806,831
#	Tianjin Development Holdings, Ltd.	2,288,000	1,806,720
*	Tidetime Sun (Group), Ltd.	196,280	3,205
	Titan Petrochemicals Group, Ltd.	10,420,000	774,500
*	Tomorrow International Holdings, Ltd.	129,642	34,036
	Tongda Group Holdings, Ltd.	8,210,000	599,866
	Tonic Industries Holdings, Ltd.	1,380,000	40,988
	Top Form International, Ltd.	2,354,000	370,304
*	Topsearch International (Holdings), Ltd.	234,000	28,154
	Tristate Holdings, Ltd.	188,000	71,959
	Truly International Holdings, Ltd.	1,226,000	1,224,653
	Tungtex (Holdings) Co., Ltd.	910,000	263,183
*	Tysan Holdings, Ltd.	1,040,773	67,937
*	United Power Investment, Ltd.	4,368,000	201,390
	Universe International Holdings, Ltd.	573,339	13,377
*	Upbest Group, Ltd.	2,556,000	689,854
	U-Right International Holdings, Ltd.	4,746,000	246,095
	USI Holdings, Ltd.	988,999	568,772
	Van Shung Chong Holdings, Ltd.	359,335	57,996

17

	Varitronix International, Ltd.	907,293	$489,950
	Vedan International (Holdings), Ltd.	560,000	68,186
	Veeko International Holdings, Ltd.	1,420,000	28,575
#	Victory City International Holdings, Ltd.	1,787,857	780,345
*	Vital Biotech Holdings, Ltd.	470,000	9,543
	Vitasoy International Holdings, Ltd.	2,805,000	1,098,654
# *	Vongroup, Ltd.	670,000	70,584
	VS International Group, Ltd.	1,068,000	40,421
*	VST Holdings, Ltd.	2,114,000	541,983
#	Vtech Holdings, Ltd.	657,000	4,282,047
	Wah Ha Realty Co., Ltd.	278,600	74,883
*	Wah Nam International Holdings, Ltd.	38,696	743
	Wai Kee Holdings, Ltd.	1,959,738	766,612
	Wang On Group, Ltd.	393,223	138,430
*	Warderly International Holdings, Ltd.	520,000	33,902
	Wellnet Holdings, Ltd.	2,553,200	222,906
*	Willie International Holdings, Ltd.	4,476,000	72,804
*	Winfoong International, Ltd.	1,210,000	100,764
	Wing On Co. International, Ltd.	802,000	1,396,394
*	Wing Shan International, Ltd.	896,000	47,002
	Wong’s International (Holdings), Ltd.	737,641	94,044
*	Wonson International Holdings, Ltd.	202,000	5,267
*	World Houseware (Holdings), Ltd.	605,700	15,117
*	Xinyi Glass Holding Co., Ltd.	2,110,000	1,004,635
	Y. T. Realty Group, Ltd.	965,000	169,328
	Yangtzekiang Garment Manufacturing Co., Ltd.	607,500	111,869
*	Yanion International Holdings, Ltd.	1,248,000	310,352
*	Yaohan International Holdings, Ltd.	974,000	0
*	Yau Lee Holdings, Ltd.	534,000	36,908
	YGM Trading, Ltd.	255,000	198,947
	Yip’s Chemical Holdings, Ltd.	1,110,000	605,142
	Yugang International, Ltd.	21,940,000	372,830
*	Yunnan Enterprises Holdings, Ltd.	240,000	14,185
TOTAL COMMON STOCKS			270,388,184

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	24,819
*	Bestway International Holdings, Ltd. Rights 03/21/07	267,200	8,721
*	Champion Technology Holdings, Ltd. Warrants 08/03/08	594,944	13,707
*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	48,828	16,686
*	Chun Wo Holdings, Ltd. Warrants 02/28/09	334,383	0
*	Climax International Co., Ltd. Rights 03/12/07	18,500	47
*	Global Green Tech Group, Ltd. Warrants 07/07/08	133,600	3,249
*	Honesty Treasure International Holdings, Ltd. Warrants 06/06/09	410,800	2,629
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	132,053	2,873
# *	Playmates Holdings, Ltd. Warrants 05/27/07	793,800	18,288
*	Skyfame Realty Holdings, Ltd. Warrants 08/02/08	427,500	13,679
*	Topsearch International (Holdings), Ltd. Warrants 10/31/08	23,400	270
TOTAL RIGHTS/WARRANTS			104,968

TOTAL — HONG KONG			270,493,152

18

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	$3,683
*	Promet Berhad	1,143,000	0
*	Rekapacific Berhad	473,000	0

TOTAL — MALAYSIA			3,683

NEW ZEALAND — (2.5%)
COMMON STOCKS — (2.5%)
*	Abano Healthcare Group, Ltd.	14,300	27,690
	AFFCO Holdings, Ltd.	1,806,887	459,250
*	CanWest Media Works (NZ), Ltd.	250,144	389,456
	Cavalier Corp., Ltd.	283,674	699,737
	CDL Hotels New Zealand, Ltd.	1,387,344	693,427
	CDL Investments New Zealand, Ltd.	346,942	98,260
	Colonial Motor Co., Ltd.	126,795	328,759
	Ebos Group, Ltd.	149,477	531,309
#	Fisher & Paykel Appliances Holdings, Ltd.	1,022,824	2,624,276
#	Freightways, Ltd.	392,772	1,218,538
	Hallenstein Glassons Holdings, Ltd.	241,638	865,900
	Hellaby Holdings, Ltd.	218,615	612,383
	Horizon Energy Distribution, Ltd.	40,420	103,485
	Infratil, Ltd.	231,000	875,166
	Mainfreight, Ltd.	225,064	1,128,208
	Michael Hill International, Ltd.	156,746	958,492
*	New Zealand Oil & Gas, Ltd.	738,359	455,721
	New Zealand Refining Co., Ltd.	392,780	1,702,195
	Northland Port Corp. (New Zealand), Ltd.	219,997	478,439
#	Nuplex Industries, Ltd.	327,516	1,576,504
#	Port of Tauranga, Ltd.	541,952	2,331,144
	Provenco Group, Ltd.	430,094	301,938
#	Pumpkin Patch, Ltd.	393,600	1,183,589
#	Pyne Gould Guinness, Ltd.	615,749	661,933
	Restaurant Brand New Zealand, Ltd.	369,175	292,280
*	Richina Pacific, Ltd.	309,644	91,160
*	Rubicon, Ltd.	995,760	628,914
	Ryman Healthcare Group, Ltd.	2,079,995	3,454,065
	Sanford, Ltd.	418,047	1,467,934
	Scott Technology, Ltd.	60,843	91,368
*	Seafresh New Zealand, Ltd.	80,520	1,582
	South Port New Zealand, Ltd.	30,744	40,076
	Southern Capital, Ltd.	98,000	79,747
	Steel & Tube Holdings, Ltd.	379,638	1,179,859
*	Tasman Farms, Ltd.	157,056	0
	Taylors Group, Ltd.	29,646	45,075
*	Tenon, Ltd.	19,132	39,282
	Tourism Holdings, Ltd.	402,452	591,773
*	Tower, Ltd.	647,317	1,123,352
	Warehouse Group, Ltd.	200,774	985,111
TOTAL COMMON STOCKS			30,417,377

RIGHTS/WARRANTS — (0.0%)
*	New Zealand Oil & Gas, Ltd. Warrants 06/30/08	350,923	25,124

TOTAL — NEW ZEALAND			30,442,501

19

SINGAPORE — (7.4%)
COMMON STOCKS — (7.4%)
*	Acma, Ltd.	3,040,700	$129,118
*	Addvalue Technologies, Ltd.	1,043,000	71,621
*	Advanced Holdings, LTd.	343,000	53,945
*	AEM-Evertech Holdings, Ltd.	558,000	84,073
	Amtek Engineering, Ltd.	1,599,250	670,073
	Apollo Enterprises, Ltd.	193,000	147,635
*	Aqua-Terra Supply Co., Ltd.	310,000	92,397
	Armstrong Industrial Corp.	1,460,000	157,793
*	ASA Group Holdings, Ltd.	586,000	36,165
*	ASI Marine Holdings, Ltd.	440,000	269,363
*	Asia Environment Holdings, Ltd.	375,000	115,474
*	A-Sonic Aerospace, Ltd.	626,996	102,521
	Aussino Group, Ltd.	967,000	290,096
#	Benjamin (F.J.) Holdings, Ltd.	1,095,000	494,677
*	Best World International, Ltd.	218,000	118,506
	Beyonics Technology, Ltd.	1,945,800	439,425
	Bonvests Holdings, Ltd.	825,000	1,015,166
*	BRC Asia, Ltd.	794,000	77,862
	Broadway Industrial Group, Ltd.	461,000	199,221
*	Brothers (Holdings), Ltd.	252,314	70,140
	Bukit Sembawang Estates, Ltd	214,002	1,323,132
*	CEI Contract Manufacturing, Ltd.	432,000	52,278
	Cerebos Pacific, Ltd.	170,000	346,920
	CH Offshore, Ltd.	1,173,200	318,676
	Chemical Industries (Far East), Ltd.	105,910	47,791
#	China Dairy Group, Ltd.	1,502,000	482,067
	China Merchants Holdings Pacific, Ltd.	652,000	339,134
	Chip Eng Seng Corp., Ltd.	1,775,000	407,198
	Chosen Holdings, Ltd.	1,284,000	126,132
	Chuan Hup Holdings, Ltd.	4,385,000	889,226
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	26,130
*	Compact Metal Industries, Ltd.	643,000	12,628
	Cougar Logistics Corp.	482,500	86,778
	Courts Singapore, Ltd.	495,000	216,812
	Creative Technology Co., Ltd.	84,200	548,465
*	CSC Holdings, Ltd.	1,481,000	199,094
	CSE Global, Ltd.	1,262,000	1,132,006
	CWT, Ltd.	923,000	561,647
*	Delong Holdings, Ltd.	4,209,000	482,277
	Eagle Brand Holdings, Ltd.	5,158,000	202,683
*	Eastern Asia Technology, Ltd.	1,844,260	120,793
*	Eastgate Technology, Ltd.	870,000	31,314
	ECS Holdings, Ltd.	1,375,000	369,030
*	Ellipsiz, Ltd.	338,000	166,131
	Eng Wah Organisation, Ltd.	265,000	42,096
	Engro Corp., Ltd.	236,000	169,820
*	Enviro-Hub Holdings, Ltd.	876,666	267,360
*	Eu Yan Sang International, Ltd.	19,000	7,952
*	Eucon Holdings, Ltd.	755,000	84,099
#	Ezra Holdings Pte, Ltd.	178,000	577,916
*	Firstlink Investments Corp., Ltd.	995,000	58,756

20

*	Food Empire Holdings, Ltd.	727,000	$449,648
	Freight Links Express Holdings, Ltd.	3,893,000	217,047
	Frontline Technologies Corp., Ltd.	3,170,000	269,611
#	Fu Yu Manufacturing, Ltd.	2,273,750	454,044
	Fuji Offset Plates Manufacturing, Ltd.	33,750	8,723
	GB Holdings, Ltd.	200,000	124,531
	GK Goh Holdings, Ltd.	1,494,000	1,006,608
*	Global Voice Group, Ltd.	2,054,000	208,633
#	Goodpack, Ltd.	1,592,000	1,645,036
	GP Industries, Ltd.	3,120,209	1,021,293
#	Guocoland, Ltd.	1,215,000	2,305,829
*	Hersing Corp., Ltd.	257,000	68,206
	Hiap Moh Corp., Ltd.	34,874	9,123
	Hi-P International, Ltd.	811,000	369,218
	Ho Bee Investment, Ltd.	1,319,000	1,399,590
*	Hong Fok Corp., Ltd.	1,796,000	1,152,549
#	Hong Leong Asia, Ltd.	1,048,000	1,331,022
	Hotel Grand Central, Ltd.	968,395	541,915
	Hotel Plaza, Ltd.	1,189,000	1,548,448
#	Hotel Properties, Ltd.	1,675,000	3,748,154
	Hour Glass, Ltd.	311,372	242,398
#	HTL International Holdings, Ltd.	1,839,843	1,191,955
	Huan Hsin Holdings, Ltd.	1,138,400	402,482
	HupSteel, Ltd.	1,350,300	344,866
	Hwa Hong Corp., Ltd.	2,488,000	1,107,199
#	Hyflux, Ltd.	432,000	689,772
#	IDT Holdings, Ltd.	718,000	234,673
	IFS Capital, Ltd.	290,000	201,110
*	Indofood Agri Resources, Ltd.	10,488	8,995
*	Inno-Pacific Holdings, Ltd.	680,000	15,554
	Innovalues Precision, Ltd.	520,000	364,106
	Internet Technology Group, Ltd.	874,408	25,733
*	Interra Resources, Ltd.	37,086	8,869
*	Intraco, Ltd.	292,500	95,694
	IPC Corp., Ltd.	700,000	77,920
	Isetan (Singapore), Ltd.	122,500	532,668
*	Jasper Investments, Ltd.	2,267,000	29,597
	Jaya Holdings, Ltd.	2,733,000	2,540,981
	JK Yaming International, Ltd.	907,000	222,435
	Jurong Cement, Ltd.	132,500	158,028
	Jurong Technologies Industrial Corp., Ltd.	1,590,600	1,052,276
	K1 Ventures, Ltd.	5,340,500	1,101,892
#	Keppel Telecommunications and Transportation, Ltd.	2,058,000	2,706,920
	Khong Guan Flour Milling, Ltd.	19,000	29,692
	Kian Ann Engineering, Ltd.	868,000	127,837
	Kian Ho Bearings, Ltd.	781,500	127,996
	Kim Eng Holdings, Ltd.	659,000	668,679
	Koh Brothers, Ltd.	1,494,000	326,996
*	KS Energy Services, Ltd.	125,000	225,846
*	L & M Group Investments, Ltd.	7,107,100	23,239
#	Labroy Marine, Ltd.	3,343,000	4,094,871
*	LanTroVision (S), Ltd.	1,676,250	60,433
	LC Development, Ltd.	2,041,254	247,567
	Lee Kim Tah Holdings, Ltd.	1,600,000	529,331
*	Liang Huat Aluminium, Ltd.	2,954,000	67,716

21

*	Lion Asiapac, Ltd.	473,000	$51,165
	Low Keng Huat Singapore, Ltd.	372,000	411,233
	Lum Chang Holdings, Ltd.	1,134,030	219,383
#	Magnecomp International, Ltd.	931,000	408,217
	Manufacturing Integration Technology, Ltd.	588,000	82,749
*	MDR, Ltd.	2,040,000	66,725
# *	Mediaring.Com, Ltd.	4,262,500	1,103,319
*	Memtech International, Ltd.	770,000	113,495
	Metro Holdings, Ltd.	2,256,960	1,226,344
	Midas Holdings, Ltd.	298,000	275,341
*	Miyoshi Precision, Ltd.	369,000	66,519
	MMI Holdings, Ltd.	1,994,000	1,867,396
	Multi-Chem, Ltd.	1,263,000	185,913
	Natsteel, Ltd.	71,000	70,592
	Nera Telecommunications, Ltd.	1,450,000	379,527
	New Toyo International Holdings, Ltd.	1,043,000	215,151
	Norelco Centreline Holdings, Ltd.	941,000	271,197
*	Orchard Parade Holdings, Ltd.	1,084,022	752,110
#	Osim International, Ltd.	1,965,600	1,279,880
	Ossia International, Ltd.	728,332	70,131
	Pan-United Corp., Ltd.	2,193,000	1,220,120
	Pan-United Marine, Ltd.	1,096,500	1,219,144
	PCI, Ltd.	734,000	206,561
*	Penguin Boat International, Ltd.	320,000	39,813
	Pertama Holdings, Ltd.	459,750	120,291
	Popular Holdings, Ltd.	1,813,000	373,609
	PSC Corp., Ltd.	5,723,200	355,773
	QAF, Ltd.	442,000	151,915
	Qian Hu Corp., Ltd.	408,200	88,201
	Robinson & Co., Ltd.	284,832	941,619
	Rotary Engineering, Ltd.	2,273,600	1,398,962
	San Teh, Ltd.	838,406	255,057
	SBS Transit, Ltd.	1,011,000	1,779,796
*	SC Global Developments, Ltd.	116,000	297,602
*	Sea View Hotel, Ltd.	66,000	0
*	Seatown Corp., Ltd.	101,000	1,982
	Sembawang Kimtrans, Ltd.	1,618,750	710,235
*	Sim Lian Group, Ltd.	264,000	91,659
#	Sin Soon Huat, Ltd.	1,307,000	222,542
	Sing Investments & Finance, Ltd.	141,750	183,713
#	Singapore Food Industries, Ltd.	1,707,000	999,543
	Singapore Reinsurance Corp., Ltd	1,695,028	338,288
	Singapore Shipping Corp., Ltd.	1,930,000	467,206
	Singapura Finance, Ltd.	174,062	186,776
*	Sinomem Technology, Ltd.	803,000	480,792
	SMB United, Ltd.	2,010,000	322,344
	SNP Corp., Ltd.	466,495	323,698
*	SP Chemicals, Ltd.	334,000	225,170
*	SP Corp., Ltd.	454,000	34,027
	Stamford Land Corp., Ltd.	3,229,000	834,746
	Straits Trading Co., Ltd.	1,117,200	3,084,046
*	Sunningdale Tech, Ltd.	1,027,000	178,298
*	Sunright, Ltd.	378,000	96,512
	Superbowl Holdings, Ltd.	980,000	128,259
	Superior Metal Printing, Ltd.	490,500	46,550

22

	Tat Hong Holdings, Ltd.	289,000	$249,870
*	Thakral Corp., Ltd.	6,028,000	355,547
	Tiong Woon Corp. Holding, Ltd.	1,359,000	338,172
	Transmarco, Ltd.	106,500	51,674
	Trek 2000 International, Ltd.	1,004,000	249,829
	TT International, Ltd.	2,109,600	258,886
*	Tuan Sing Holdings, Ltd.	3,362,000	550,354
*	Ultro Technologies, Ltd.	530,000	32,998
	Unisteel Technology, Ltd.	1,217,500	2,102,993
	United Engineers, Ltd.	846,666	1,534,847
	United Overseas Insurance, Ltd.	125,500	339,227
*	United Pulp & Paper Co., Ltd.	354,000	98,689
# *	United Test & Assembly Center, Ltd.	1,052,000	568,983
	UOB-Kay Hian Holdings, Ltd.	1,602,000	1,583,892
	Vicom, Ltd.	120,000	111,517
#	WBL Corp., Ltd.	647,000	1,905,617
*	Xpress Holdings, Ltd.	2,342,000	245,443
*	Yellow Pages (Singapore), Ltd.	248,000	210,945
*	YHI International, Ltd.	977,000	242,953
	Yoma Strategic Holdings, Ltd.	132,000	30,241
# *	Yongnam Holdings, Ltd.	1,506,000	281,641
TOTAL COMMON STOCKS			89,962,720

RIGHTS/WARRANTS — (0.0%)
# *	Bukit Sembawang Estates, Ltd. Warrants 11/13/07	107,001	374,374
*	CSC Holdings, Ltd. Rights 03/14/07	168,000	10,437
*	Eastgate Technology, Ltd. Warrants 09/11/11	174,000	3,983
*	Singapura Finance, Ltd. Warrants 02/24/09	34,812	14,570
TOTAL RIGHTS/WARRANTS			403,364

TOTAL — SINGAPORE			90,366,084

UNITED KINGDOM — (0.2%)
COMMON STOCKS — (0.2%)
	Tullow Oil P.L.C.	290,691	2,091,384

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
*	Exergy, Inc.	7,260	0

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (1.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 03/01/07 (Collateralized by $22,050,000 FNMA 6.00%, 10/01/26, valued at $21,295,234) to be repurchased at $20,981,024	$20,978	20,978,000

TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL — (28.4%)

23

@ Repurchase Agreement, Countrywide Securities 5.32%, 03/01/07 (Collateralized by $20,263,702 FHLMC 6.000%, 06/15/32 & 01/01/37, valued at $20,887,808) to be repurchased at $20,481,050	$20,478	$20,478,024
@ Repurchase Agreement, Deutsche Bank Securities 5.34%, 03/01/07 (Collateralized by $360,011,553 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 04/01/21 to 02/01/37 & FNMA, rates ranging from 4.500% to 7.500%, maturities ranging from 07/01/20 to 03/01/37, valued at $332,928,001) to be repurchased at $326,448,416	326,400	326,400,000
TOTAL TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL		346,878,024

TOTAL INVESTMENTS - (100.0%)
(Cost $1,019,430,843)##		$1,222,625,946

24

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 28, 2007

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (99.5%)
Consumer Discretionary — (19.0%)
	4imprint P.L.C.	96,735	$921,662
*	Abbeycrest P.L.C.	42,590	16,312
	Aga Food Service Group P.L.C.	486,985	3,750,182
	Alba P.L.C.	184,693	730,812
	Alexandra P.L.C.	124,343	308,891
	Alexon Group P.L.C.	205,641	766,248
	Alpha Airports Group P.L.C.	489,053	743,860
	Arena Leisure P.L.C.	1,411,547	1,601,898
	Avon Rubber P.L.C.	126,434	450,649
	Beale P.L.C.	22,161	30,317
	Bellway P.L.C.	298,107	8,623,131
	Ben Bailey P.L.C.	40,986	534,163
	Blacks Leisure Group P.L.C.	181,058	1,054,199
	Bloomsbury Publishing P.L.C.	281,545	1,076,097
	Boot (Henry) P.L.C.	81,607	1,730,605
	Bovis Homes Group P.L.C.	449,404	9,158,308
	BPP Holdings P.L.C.	222,896	2,710,811
	Brown (N) Group P.L.C.	898,268	5,599,015
*	Brown (N) Group P.L.C. Series B	992,823	526,510
	Caffyns P.L.C.	6,000	121,384
	Carpetright P.L.C.	141,976	3,209,089
*	Celtic P.L.C.	61,138	57,973
	Centaur Media P.L.C.	523,800	1,493,566
	Character Group P.L.C.	97,314	259,265
	Chime Communications P.L.C.	1,055,433	989,212
	Chrysalis Group P.L.C.	526,419	1,538,791
	Churchill China P.L.C.	30,000	154,743
	Clinton Cards P.L.C.	740,506	888,580
	Colefax Group P.L.C.	60,000	245,996
	Cosalt P.L.C.	47,460	298,317
	Crest Nicholson P.L.C.	333,923	4,016,367
	Creston P.L.C.	213,773	788,708
	Dawson Holdings P.L.C.	194,502	420,950
*	Dawson International P.L.C.	100,688	10,861
	Dignity P.L.C.	252,324	3,161,881
*	Entertainment Rights P.L.C.	2,258,940	1,622,566
	Euromoney Institutional Investor P.L.C.	277,986	3,168,708
	Findel P.L.C.	380,020	5,415,708
	First Choice Holidays P.L.C.	1,764,534	8,719,103
*	Forminster P.L.C.	43,333	3,192

1

	French Connection Group P.L.C.	314,710	$1,288,408
	Fuller Smith & Turner P.L.C. Series A	53,097	1,740,510
	Future P.L.C.	933,632	795,802
*	Galiform P.L.C.	2,006,635	5,011,558
	Game Group P.L.C.	1,507,827	4,139,338
	Games Workshop Group P.L.C.	104,823	754,014
*	Gaskell P.L.C.	36,000	1,768
	GCAP Media P.L.C.	564,659	2,254,203
*	Global Natural Energy P.L.C.	11,004	20,017
	Greene King P.L.C.	411,407	8,654,208
	Halfords Group P.L.C.	954,932	6,845,613
	Haynes Publishing Group P.L.C.	14,703	90,058
	Headlam Group P.L.C.	305,483	3,503,028
*	Highbury House Communications P.L.C.	439,166	0
	HMV Group P.L.C.	1,614,524	4,389,417
	Holidaybreak P.L.C.	182,382	2,729,627
	Hornby P.L.C.	154,220	872,875
	Huntsworth P.L.C.	818,058	1,781,312
*	Instore P.L.C.	818,461	312,347
	Investinmedia P.L.C.	29,998	85,114
	Jessops P.L.C.	461,640	676,148
	JJB Sports P.L.C.	835,083	4,103,207
	John David Group P.L.C.	114,500	918,345
	Johnston Press P.L.C.	272,244	2,141,151
	Lambert Howarth Group P.L.C.	43,203	51,997
*	Land of Leather Holdings P.L.C.	156,210	805,322
	Laura Ashley Holdings P.L.C.	2,887,571	1,569,180
	Lookers P.L.C.	709,211	2,588,434
	Luminar P.L.C.	280,268	4,145,832
	Mallett P.L.C.	46,337	207,526
	Manganese Bronze Holdings P.L.C.	62,777	984,037
	Marchpole Holdings P.L.C.	111,635	310,240
*	Mayflower Corp. P.L.C.	550,636	0
	Menzies (John) P.L.C.	219,888	2,259,489
	Mice Group P.L.C.	844,000	380,212
	Millennium and Copthorne Hotels P.L.C.	204,514	2,520,733
*	Monsoon P.L.C.	71,000	552,194
	Moss Bros Group P.L.C.	234,511	327,931
	Mothercare P.L.C.	283,079	1,968,839
*	MyTravel Group P.L.C.	1,643,447	9,904,323
*	Newcastle United P.L.C.	253,896	300,299
	Next Fifteen Communications P.L.C.	25,000	43,848
*	Nord Anglia Education P.L.C.	130,842	675,023
	Northamber P.L.C.	75,888	96,447
*	NXT P.L.C.	339,588	172,448
*	Owen (H.R.) P.L.C.	71,542	206,697
*	Pace Micro Technology P.L.C.	638,041	853,348
*	Partridge Fine Arts P.L.C.	26,127	21,297
#	Pendragon P.L.C.	2,261,855	4,753,301
	Photo-Me International P.L.C.	1,340,534	2,090,548
*	Pinewood Shep	187,350	882,558
*	Pittards P.L.C.	60,985	6,738

2

	Portmeirion Group P.L.C.	22,856	$135,908
*	Pressac P.L.C.	78,129	1,151
*	QXL Ricardo P.L.C.	61,280	1,053,169
	Redrow P.L.C.	644,914	7,995,671
*	Regent Inns P.L.C.	459,957	994,658
	Restaurant Group P.L.C.	753,607	4,659,149
*	Sanctuary Group P.L.C.	690,814	193,169
	SCS Upholstery P.L.C.	127,472	1,078,426
	Sinclair (William) Holdings P.L.C.	53,000	91,783
	Sirdar P.L.C.	69,754	47,030
	SMG P.L.C.	965,594	1,281,922
	Smith News P.L.C.	635,227	1,844,665
*	Southampton Leisure Holdings P.L.C.	19,615	19,074
*	SPG Media Group P.L.C.	75,298	8,504
*	Sportech P.L.C.	1,096,974	265,478
	St. Ives P.L.C.	399,504	2,470,992
*	Stylo P.L.C.	64,096	91,305
	Taylor Nelson Sofres P.L.C.	1,605,792	6,823,588
	Ted Baker P.L.C.	161,948	1,967,710
*	TG21 P.L.C.	85,507	10,400
*	Tinopolis P.L.C.	175,752	125,998
	Topps Tiles P.L.C.	676,485	3,755,659
*	Torotrak P.L.C.	316,569	274,313
*	Tottenham Hotspur P.L.C.	150,000	253,539
	UTV P.L.C.	217,432	1,788,443
	Victoria P.L.C.	12,000	55,020
	Vitec Group P.L.C.	134,662	1,528,343
	Wagon P.L.C.	227,775	598,067
*	Wembley P.L.C.	68,694	2,698
*	Westcity P.L.C.	96,111	84,767
	Wetherspoon (J.D.) P.L.C.	552,111	7,850,685
	WH Smith P.L.C.	635,227	4,948,259
	Wilmington Group P.L.C.	310,304	1,550,575
	Wilson Bowden P.L.C.	7,000	296,030
	Woolworths Group P.L.C.	5,587,422	3,618,987
Total Consumer Discretionary			226,470,674

Consumer Staples — (4.5%)
	Anglo-Eastern Plantations P.L.C.	111,453	682,365
	Arla Foods UK P.L.C.	1,960,198	2,698,275
	Barr (A.G.) P.L.C.	54,644	1,435,471
	Cranswick P.L.C.	159,211	3,122,137
	Dairy Crest Group P.L.C.	499,825	6,265,131
	Devro P.L.C.	623,198	1,722,750
*	European Home Retail P.L.C.	109,256	45,065
	Greggs P.L.C.	38,326	3,391,341
	Marston’s P.L.C.	1,139,704	9,925,988
	McBride P.L.C.	723,350	3,074,466
	Nichols P.L.C.	66,550	356,312
	Northern Foods P.L.C.	1,762,847	4,337,315
	Premier Foods P.L.C.	901,221	5,444,721
	PZ Cussons P.L.C.	1,207,838	3,889,707

3

	R.E.A. Holdings P.L.C.	34,233	$262,769
	RHM P.L.C.	119,271	911,603
	Robert Wiseman Dairies P.L.C.	283,369	2,745,362
*	Swallowfield P.L.C.	15,000	19,038
	Thorntons P.L.C.	313,060	1,067,851
	Uniq P.L.C.	463,373	1,910,177
	Young & Co’s Brewery P.L.C.	10,000	497,769
	Young & Co’s Brewery P.L.C. Class A	5,234	338,460
Total Consumer Staples			54,144,073

Energy — (6.4%)
	Abbot Group P.L.C.	896,741	4,939,267
	Anglo Pacific Group P.L.C.	333,865	891,909
	Burren Energy P.L.C.	421,226	6,379,460
*	Dana Petroleum P.L.C.	337,760	6,591,070
*	Emerald Energy P.L.C.	220,639	593,021
	Expro International Group P.L.C.	417,648	7,015,808
	Fisher (James) & Sons P.L.C.	192,145	2,211,045
*	Fortune Oil P.L.C.	5,933,254	716,596
	Hunting P.L.C.	441,804	5,367,865
	JKX Oil and Gas P.L.C.	501,885	2,839,434
*	KBC Advanced Technologies P.L.C.	163,011	152,208
	Lupus Capital P.L.C.	429,989	155,699
	Melrose Resources P.L.C.	388,991	3,089,358
*	Premier Oil P.L.C.	331,220	7,531,937
*	Soco International P.L.C.	294,449	7,280,823
	Sondex P.L.C.	252,247	1,617,594
*	U.K. Coal P.L.C.	590,118	5,655,509
*	Venture Production P.L.C.	434,519	5,590,797
	Wood Group (John) P.L.C.	1,504,358	7,846,335
Total Energy			76,465,735

Financials — (19.0%)
	Aberdeen Asset Management P.L.C.	2,223,016	8,325,713
	Arbuthnot Banking Group P.L.C.	67,329	714,000
	Atrium Underwriting P.L.C.	180,581	807,287
*	Bradstock Group P.L.C.	5,200	4,494
	Brewin Dolphin Holdings P.L.C.	874,105	3,427,074
	Brit Insurance Holdings P.L.C.	1,320,379	7,985,488
	Brixton P.L.C.	952,536	9,101,577
	Capital & Regional P.L.C.	275,300	8,158,486
*	Catlin Group, Ltd.	242,131	2,253,984
	Chesnara P.L.C.	92,900	331,651
*	CLS Holdings P.L.C.	268,490	3,420,279
*	Collins Stewart P.L.C.	407,502	1,824,887
	Countrywide P.L.C.	628,110	7,018,889
	Daejan Holdings P.L.C.	43,621	4,352,203
	Derwent Valley Holdings P.L.C.	437,448	17,895,603
	Development Securities P.L.C.	177,708	2,203,623
	Domestic & General Group P.L.C.	150,694	3,600,295
	DTZ Holdings P.L.C.	209,951	2,793,004
	Erinaceous Group P.L.C.	465,172	2,688,925

4

	Evolution Group P.L.C.	1,152,902	$3,275,982
	F&C Asset Management P.L.C.	1,670,683	5,438,134
*	Freeport P.L.C.	152,318	1,015,772
	Grainger Trust P.L.C.	436,048	5,600,622
	Great Portland Estates P.L.C.	722,131	10,629,867
	Guiness Peat Group P.L.C.	1,424,556	2,337,825
*	Hampton Trust P.L.C.	232,050	0
	Hardy Underwriting Group P.L.C.	138,704	738,323
*	Hawtin P.L.C.	196,500	55,647
	Helical Bar P.L.C.	369,082	3,218,602
*	Henderson Group P.L.C.	3,396,725	9,096,529
	Highway Insurance Holdings P.L.C.	844,999	1,302,217
	Hiscox, Ltd.	1,606,168	8,173,944
	Hitachi Capital UK P.L.C.	158,219	715,745
	IG Group Holdings P.L.C.	932,143	4,780,411
	Intermediate Capital Group P.L.C.	181,009	6,675,062
#	Jardine Lloyd Thompson Group P.L.C.	678,286	5,721,568
	JS Real Estate P.L.C.	17,524	238,465
	Kensington Group P.L.C.	248,504	4,091,951
	Kiln P.L.C.	1,107,206	2,384,367
	Liontrust Asset Management P.L.C.	27,832	220,919
	London Scottish Bank P.L.C.	491,096	1,130,697
*	Marylebone Warwick Balfour Group P.L.C.	379,622	1,820,981
	McKay Securities P.L.C.	97,232	825,631
*	Minerva P.L.C.	574,142	4,291,111
	Mucklow (A & J) Group P.L.C.	221,136	2,005,707
*	Panmure Gorden & Co. P.L.C.	15,272	52,512
	Paragon Group of Companies P.L.C.	153,200	1,796,516
	Park Group P.L.C.	291,600	115,662
	Primary Health Properties P.L.C.	61,769	551,674
*	Probus Estates P.L.C.	83,333	164
	Quintain Estates & Development P.L.C.	161,208	2,842,817
	Rathbone Brothers P.L.C.	132,562	3,027,818
	Rensburg Sheppards P.L.C.	152,060	2,773,927
	Resolution P.L.C.	50,462	620,556
	Rugby Estates P.L.C.	15,328	181,530
	Rutland Trust P.L.C.	85,288	107,087
	S & U P.L.C.	21,140	229,404
*	Safeland P.L.C.	25,000	48,996
	Savills P.L.C.	443,892	5,770,697
	Shaftesbury P.L.C.	572,839	8,416,953
	Shore Capital Group P.L.C.	1,074,979	1,897,608
	St. Modwen Properties P.L.C.	417,287	5,221,451
	Stanley (Charles) Group P.L.C.	117,317	820,714
	Town Centre Securities P.L.C.	206,327	2,287,630
*	Tullett Prebon P.L.C.	247,502	3,003,609
	Unite Group P.L.C.	457,428	4,621,077
	Warner Estate Holdings P.L.C.	172,730	2,733,962
	Windsor P.L.C.	236,932	237,923
	Workspace Group P.L.C.	663,597	6,033,871
Total Financials			226,087,699

5

Health Care — (2.9%)
*	Acambis P.L.C.	372,178	$889,604
*	Alizyme P.L.C.	660,805	1,278,625
*	Antisoma P.L.C.	1,491,544	1,441,885
*	Ark Theraputics Group P.L.C.	608,010	1,673,788
*	Asterand P.L.C.	160,000	20,567
*	Axis-Shield P.L.C.	215,716	1,038,331
	Bespak P.L.C.	114,539	1,725,043
*	Biocompatibles International P.L.C.	150,111	421,255
*	Bioquell P.L.C.	90,893	207,392
*	BTG P.L.C.	489,797	1,237,765
	Care U.K. P.L.C.	205,547	2,662,001
*	Clinical Computing P.L.C.	46,666	5,685
	Corin Group P.L.C.	151,637	1,122,514
	Dechra Pharmaceuticals P.L.C.	204,340	1,270,289
*	Ferraris Group P.L.C.	171,391	64,388
*	Genetix Group P.L.C.	151,246	207,194
*	Global Health Partners P.L.C.	932	2,471
	Goldshield Group P.L.C.	123,034	535,201
*	Gyrus Group P.L.C.	506,195	4,214,105
*	iSOFT Group P.L.C.	737,364	640,816
*	MDY Healthcare P.L.C.	586,814	32,272
*	Medical Solutions P.L.C.	140,731	16,895
	Nestor Healthcare Group P.L.C.	345,217	1,067,184
*	Osmetech P.L.C.	66,935	28,414
*	Oxford Biomedica P.L.C.	2,007,523	1,921,359
*	Phytopharm P.L.C.	111,349	84,626
*	Pinnacle Staffing Group P.L.C.	303,219	51,367
*	Protherics P.L.C.	1,046,492	1,420,566
*	Provalis P.L.C.	796,584	4,694
	Ransom (William) & Son P.L.C.	30,000	23,228
*	SkyePharma P.L.C.	1,738,458	764,562
	SSL International P.L.C.	765,633	5,529,317
	Theratase P.L.C.	138,068	139,386
*	Vectura Group P.L.C.	491,081	902,497
*	Vernalis P.L.C.	1,131,506	1,415,233
Total Health Care			34,060,519

Industrials — (32.4%)
*	AEA Technology P.L.C.	539,970	1,133,328
	Aggreko P.L.C.	1,038,893	8,827,693
	Air Partner P.L.C.	35,296	611,287
*	Airflow Streamlines P.L.C.	20,500	23,555
	Alumasc Group P.L.C.	131,547	542,899
	Amec P.L.C.	683,554	6,161,605
	Arriva P.L.C.	577,614	8,103,322
	Ashtead Group P.L.C.	1,337,718	4,385,366
	Atkins (WS) P.L.C.	445,124	7,769,250
*	Autologic Holdings P.L.C.	96,590	215,510
*	Avis Europe P.L.C.	3,154,308	4,401,716
	Babcock International Group P.L.C.	851,276	6,619,048
*	Bailey (C.H.) P.L.C.	20,950	35,101

6

*	BB Holdings, Ltd.	8,709	$33,094
*	BBA Aviation P.L.C.	397,479	2,125,245
	Black Arrow Group P.L.C.	56,500	80,456
	Bodycote International P.L.C.	1,195,464	6,282,191
	Braemar Seascope Group P.L.C.	73,913	579,772
	Brammer P.L.C.	189,691	1,114,327
	BSS Group P.L.C.	478,176	4,144,708
	Business Post Group P.L.C.	199,404	1,855,830
	Camellia P.L.C.	2,437	426,930
	Carillion P.L.C.	1,140,139	8,419,306
*	Carlisle Group, Ltd.	3,484	7,310
	Carr’s Milling Industries P.L.C.	35,330	373,292
	Carter & Carter Group P.L.C.	122,848	2,741,093
	Castings P.L.C.	163,887	876,438
	Charles Taylor Consulting P.L.C.	143,225	1,065,542
*	Charter P.L.C.	561,590	9,441,112
	Chemring Group P.L.C.	130,647	4,480,385
	Chloride Group P.L.C.	1,013,356	3,025,012
	Christie Group P.L.C.	53,263	254,097
	Clarke (T.) P.L.C.	148,717	648,993
	Clarkson P.L.C.	54,733	948,230
	Communisis P.L.C.	577,296	773,360
	Cookson Group P.L.C.	694,799	7,977,470
*	Corporate Services Group P.L.C.	3,685,688	667,045
*	Costain Group P.L.C.	1,306,155	1,156,641
*	Danka Business Systems P.L.C.	1,029,605	340,555
	Dart Group P.L.C.	296,000	836,643
	Datamonitor P.L.C.	276,307	3,265,869
	Davis Service Group P.L.C.	657,656	6,658,983
	De La Rue P.L.C.	676,542	8,986,443
	Dewhurst P.L.C. Class A Non-Voting	15,500	51,298
	Dewhurst P.L.C. ORD	9,000	34,117
	Domino Printing Sciences P.L.C.	449,538	3,048,178
*	easyJet P.L.C.	831,000	10,742,530
	Eleco P.L.C.	104,685	180,136
	Enodis P.L.C.	1,641,473	6,809,201
	Enterprise P.L.C.	270,194	3,048,086
	Fenner P.L.C.	596,817	2,556,403
	FKI P.L.C.	2,068,038	4,448,807
	Forth Ports P.L.C.	184,831	7,652,404
*	Fortress Holdings P.L.C.	120,728	6,521
	Galliford Try P.L.C.	1,117,974	3,850,934
	Gibbs & Dandy P.L.C.	37,672	285,936
	Gleeson (M.J.) Group P.L.C.	189,545	1,535,663
	Glotel P.L.C.	119,419	135,212
	Go-Ahead Group P.L.C.	178,245	8,279,247
*	Hampson Industries P.L.C.	320,091	827,942
*	Harvey Nash Group P.L.C.	226,666	350,055
	Havelock Europa P.L.C.	123,687	390,871
	Heath (Samuel) & Sons P.L.C.	7,500	72,182
	Helphire Group P.L.C.	553,273	4,392,663
*	Heywood Williams Group P.L.C.	297,460	638,904

7

	Homeserve P.L.C.	238,474	$8,474,550
	Hyder Consulting P.L.C.	159,637	1,481,175
	Interserve P.L.C.	476,869	4,060,634
	Intertek Group P.L.C.	512,085	8,637,994
*	Invensys P.L.C.	1,762,962	9,752,186
	Ite Group P.L.C.	966,080	3,093,487
	James Halstead P.L.C.	104,416	1,252,053
	Johnson Service Group P.L.C.	206,862	1,161,981
	Keller Group P.L.C.	266,279	4,607,193
	Kier Group P.L.C.	145,769	6,457,598
	Latchways P.L.C.	40,210	839,087
	Lavendon Group P.L.C.	154,941	1,213,025
	Lincat Group P.L.C.	19,000	221,143
	Litho Supplies P.L.C.	20,000	24,758
*	Lorien P.L.C.	60,000	59,895
	Low & Bonar P.L.C.	707,849	2,004,716
	Management Consulting Group P.L.C.	1,055,808	1,001,865
	McAlpine (Alfred) P.L.C.	407,456	3,670,542
	Metalrax Group P.L.C.	508,719	753,891
	Michael Page International P.L.C.	1,224,495	11,521,833
	Mitie Group P.L.C.	1,263,634	5,693,078
*	Molins P.L.C.	68,000	170,119
	Morgan Crucible Company P.L.C.	1,212,085	6,472,748
	Morgan Sindall P.L.C.	146,726	3,501,137
	Mouchel Parkman P.L.C.	437,972	3,736,761
	MS International P.L.C.	71,500	208,442
	New Avesco P.L.C.	29,998	59,662
	Northern Recruitment Group P.L.C.	36,500	87,492
	Northgate P.L.C.	252,005	5,241,842
	Ocean Wilsons Holdings, Ltd.	84,250	1,066,581
*	OneSource Services, Inc.	544	6,811
	OPD Group P.L.C.	95,878	807,852
	Parkwood Holdings P.L.C.	72,980	184,466
*	Penna Consulting P.L.C.	91,728	135,458
*	Planestation Group P.L.C.	76,551	0
	Quantica P.L.C.	245,300	186,491
*	Regus Group P.L.C.	3,628,946	8,516,539
	Reliance Security Group P.L.C.	49,710	661,591
*	Renold P.L.C.	270,995	683,658
	Ricardo P.L.C.	220,336	1,443,560
	Robert Walters P.L.C.	326,957	2,308,784
	ROK P.L.C.	113,782	2,231,240
	RPS Group P.L.C.	824,831	4,829,945
	Salvesen (Christian) P.L.C.	950,714	1,154,340
	Senior P.L.C.	1,436,031	1,984,949
	Serco Group P.L.C.	134,385	1,122,590
	Severfield-Rowan P.L.C.	84,679	3,098,100
	Shanks Group P.L.C.	884,042	4,241,055
	SIG P.L.C.	445,720	9,803,880
	Smart (J.) & Co. (Contractors) P.L.C.	22,500	353,544
	Speedy Hire P.L.C.	183,252	4,035,874
	Spirax-Sarco Engineering P.L.C.	318,471	6,048,782

8

	Spring Group P.L.C.	596,238	$765,283
	Stagecoach Group P.L.C.	1,865,823	5,686,178
*	Stanelco P.L.C.	2,148,370	50,185
	Tarsus Group P.L.C.	175,001	850,008
	TDG P.L.C.	326,296	1,656,308
	Tex Holdings P.L.C.	14,000	28,598
*	The 600 Group P.L.C.	218,038	230,058
	Thorpe (F.W.) P.L.C.	24,000	303,553
*	Tinsley (Eliza) Group P.L.C.	19,844	3,508
*	Trafficmaster P.L.C.	517,604	684,775
	Tribal Group P.L.C.	125,000	299,201
	Trifast P.L.C.	359,985	552,955
	Ultra Electronics Holdings P.L.C.	274,276	6,433,314
	Umeco P.L.C.	177,143	1,731,719
*	Universal Salvage P.L.C.	104,608	371,481
* #	Volex Group P.L.C.	241,088	648,667
	Vp P.L.C.	166,643	1,187,244
	VT Group P.L.C.	708,023	6,242,178
	Waterman Group P.L.C.	74,473	261,258
	Watermark Group P.L.C.	189,106	94,625
	Weir Group P.L.C.	829,368	9,023,724
	Whatman P.L.C.	520,176	2,655,316
	White Young Green P.L.C.	177,478	1,580,750
*	Wilshaw P.L.C.	198,409	15,101
	Wincanton P.L.C.	448,511	3,243,801
	WSP Group P.L.C.	254,125	3,132,182
	XP Power P.L.C.	73,546	724,565
Total Industrials			386,576,854

Information Technology — (10.9%)
	Abacus Group P.L.C.	285,469	1,062,505
	Acal P.L.C.	98,344	815,863
	Alphameric P.L.C.	486,081	477,232
*	Alterian P.L.C.	151,434	396,597
	Amstrad P.L.C.	311,793	959,168
	Anite Group P.L.C.	1,273,342	2,026,531
*	ARC International P.L.C.	623,793	533,384
*	Autonomy Corp. P.L.C.	651,472	7,860,835
	Aveva Group P.L.C.	257,544	4,412,833
	Axon Group P.L.C.	207,398	2,717,930
*	Bede P.L.C.	135,978	24,050
	CML Microsystems P.L.C.	28,361	76,617
	Compel Group P.L.C.	119,994	269,042
	Computacenter P.L.C.	377,178	2,028,962
*	CSR P.L.C.	107,309	1,515,679
	Detica Group P.L.C.	435,311	3,418,142
	Dialight P.L.C.	111,362	481,117
	Dicom Group P.L.C.	325,477	1,531,163
	Dimension Data Holdings P.L.C.	939,000	884,701
	Diploma P.L.C.	83,772	1,443,925
	DRS Data & Research Services P.L.C.	26,825	17,009
	E2V Technologies P.L.C.	200,840	1,642,682

9

	Electrocomponents P.L.C.	1,319,110	$6,809,436
	Electronic Data Processing P.L.C.	55,200	73,532
*	Eurodis Electron P.L.C.	2,118,657	43,694
	Filtronic P.L.C.	338,741	980,483
*	Financial Objects P.L.C.	17,000	22,237
	GB Group P.L.C.	415,333	306,953
*	Gresham Computing P.L.C.	204,631	512,939
	Halma P.L.C.	1,554,692	6,630,075
	ICM Computer Group P.L.C.	64,101	415,372
*	Imagination Technologies Group P.L.C.	908,378	2,106,190
	Independent Media Distribution P.L.C.	21,621	16,825
*	Innovation Group P.L.C.	2,187,297	1,478,923
*	Intec Telecom Systems P.L.C.	983,242	876,796
	Intelek P.L.C.	99,880	27,777
*	Kewill Systems P.L.C.	309,597	457,026
	Laird Group P.L.C.	685,436	5,921,562
	Macro 4 P.L.C.	68,736	318,570
	Micro Focus International P.L.C.	232,371	1,096,674
	Microgen P.L.C.	307,694	319,109
	Misys P.L.C.	2,032,165	9,288,657
	Morse P.L.C.	450,565	871,243
	MTL Instruments Group P.L.C.	71,580	695,428
*	nCipher P.L.C.	99,572	478,689
	Netstore P.L.C.	143,737	100,916
	Northgate Information Solutions P.L.C.	1,916,702	3,060,111
*	NSB Retail Systems P.L.C.	1,119,725	673,522
	Oxford Instruments P.L.C.	167,896	852,275
*	Parity Group P.L.C.	7,621	10,981
	Phoenix IT Group, Ltd.	75,000	494,943
*	Plasmon P.L.C.	259,985	107,283
	Premier Farnell P.L.C.	1,368,932	4,837,976
	Psion P.L.C.	462,761	1,262,519
*	Raymarine P.L.C.	260,960	2,165,447
	Renishaw P.L.C.	222,795	3,382,489
	Revenue Assurance Services P.L.C.	30,304	68,299
	RM P.L.C.	359,199	1,389,600
	Rotork P.L.C.	365,656	5,825,297
	Royalblue Group P.L.C.	134,098	2,974,873
*	SCi Entertainment Group P.L.C.	165,626	1,590,239
*	Scipher P.L.C.	34,563	764
*	SDL P.L.C.	229,834	1,559,880
*	Servicepower Technologies P.L.C.	235,191	60,306
	Spectris P.L.C.	508,179	8,482,703
*	Spirent Communications P.L.C.	2,769,967	3,302,740
*	Superscape Group P.L.C.	508,419	102,032
*	Surfcontrol P.L.C.	104,638	970,428
*	Tadpole Technology P.L.C.	427,207	14,684
	Telent P.L.C.	263,768	2,534,567
*	Telspec P.L.C.	25,000	3,554
	Trace Group P.L.C.	33,552	62,935
	TT electronics P.L.C.	531,652	2,331,260
	Vega Group P.L.C.	69,342	322,856

10

	Vislink P.L.C.	550,671	$1,034,152
*	Wolfson Microelectronics P.L.C.	453,006	2,648,689
*	Workplace Systems International P.L.C.	238,739	30,080
	XAAR P.L.C.	220,887	990,600
	XANSA P.L.C.	1,086,619	1,847,873
	Zetex P.L.C.	276,462	420,228
Total Information Technology			129,861,258

Materials — (3.4%)
*	Amberley Group P.L.C.	200,000	38,301
*	API Group P.L.C.	103,483	174,556
	Baggeridge Brick P.L.C.	136,350	520,369
	British Polythene Industries P.L.C.	97,215	947,493
	Carclo P.L.C.	214,230	438,900
	Chamberlin & Hill P.L.C.	18,000	69,254
	Chapelthorpe P.L.C.	656,803	63,091
*	Coral Products P.L.C.	50,000	13,660
	Croda International P.L.C.	495,398	6,130,992
	Cropper (James) P.L.C.	22,000	74,873
	Delta P.L.C.	500,743	1,274,573
	DS Smith P.L.C.	1,410,480	5,627,051
	Dyson Group P.L.C.	116,928	562,401
	Elementis P.L.C.	1,680,525	2,750,618
	Ennstone P.L.C.	1,455,712	1,341,241
	Filtrona P.L.C.	724,553	3,484,156
	Hill & Smith Holdings P.L.C.	237,645	1,468,689
*	Inveresk P.L.C.	150,000	50,105
	Macfarlane Group P.L.C.	378,287	211,690
	Marshalls P.L.C.	662,347	4,406,630
*	OpSec Security Group P.L.C.	117,822	216,499
	Porvair P.L.C.	139,099	374,393
	RPC Group P.L.C.	347,981	1,883,359
*	Scapa Group P.L.C.	456,918	216,574
*	Scarborough Minerals P.L.C.	14,622	11,626
	Treatt P.L.C.	14,957	99,941
	UCM Group P.L.C.	41,980	68,394
	Victrex P.L.C.	314,861	4,656,714
	Yule Catto & Co. P.L.C.	521,859	2,569,104
	Zotefoams P.L.C.	96,852	217,004
Total Materials			39,962,251

Other — (0.0%)
*	Aries Insurance Services P.L.C.	62,500	0
*	Full Circle Future, Ltd.	135,600	0
*	Garton Engineering P.L.C.	10,248	0
*	IMS Group P.L.C.	75,000	0
*	Industrial & Commercial Holdings P.L.C.	5,000	147
*	Pisces Property Services P.L.C.	62,500	0
*	Richmond Oil & Gas P.L.C.	220,000	0
*	RMS Communications P.L.C.	15,000	0
*	Secure Ventures (No. 6) P.L.C.	62,500	0
*	Secure Ventures (No. 7) P.L.C.	62,500	0

11

*	SFI Holdings, Ltd. Series A	26,713	$16,265
*	Tandem Group P.L.C.	327,365	0
*	Terence Chapman Group P.L.C.	62,500	389
*	Whitecroft P.L.C.	105,000	0
Total Other			16,801

Telecommunication Services — (0.9%)
*	Colt Telecom Group P.L.C.	858,120	2,683,703
	Kingston Communications P.L.C.	1,458,104	2,219,561
*	Redstone P.L.C.	1,259,104	189,843
	Telecom Plus P.L.C.	294,204	1,195,680
*	Thus Group P.L.C.	549,382	1,912,244
*	Vanco P.L.C.	232,704	2,005,600
Total Telecommunication Services			10,206,631

Utilities — (0.1%)
	Dee Valley Group P.L.C.	12,109	269,185
	Hydro International P.L.C.	27,669	83,753
	Northumbrian Water Group P.L.C.	209,002	1,201,377
Total Utilities			1,554,315

TOTAL COMMON STOCKS			1,185,406,810

RIGHTS/WARRANTS — (0.0%)
*	Letter of Entitlements - Audemars Piguet	90,242	0
*	Nestor Healthcare Group P.L.C. Rights 03/02/07	98,633	52,791
*	Planestation Group P.L.C. Warrants 01/13/11	229,653	0
*	SFI Holdings, Ltd. Litigation Certificate	26,713	0
*	Ultraframe Litigation Notes	319,285	0

TOTAL RIGHTS/WARRANTS			52,791

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 03/01/07 (Collateralized by $19,535,000 FNMA 3.50%, 03/25/33, valued at $4,454,855) to be repurchased at $4,388,633	$4,388	4,388,000

TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL — (0.1%)
@ Repurchase Agreement, Bear Sterns 5.32%, 03/01/07 (Collateralized by $1,619,095 FHLB Bond 5.125%, 02/21/08, valued at $1,623,221) to be repurchased at $1,591,393	1,591	1,591,158

TOTAL INVESTMENTS - (100.0%)
(Cost $745,027,627)##		$1,191,438,759

12

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 28, 2007

(Unaudited)

		Shares	Value ††

AUSTRIA — (1.9%)
COMMON STOCKS — (1.9%)
	Agrana Beteiligungs AG	17,295	$1,736,405
	Andritz AG	27,387	5,761,907
	Austria Email AG	715	6,891
*	Austrian Airlines AG	69,754	919,864
	BKS Bank AG	520	66,763
	Boehler-Uddeholm AG	104,608	7,686,643
* #	BWIN Interactive Entertainment AG	40,984	1,334,305
#	BWT AG	24,819	1,212,635
*	CA Immobilien Anlagen AG	134,542	4,092,587
*	Christ Water Techology AG	24,819	425,530
	Constantia Packaging AG	21,263	1,246,326
*	Conwert Immobilien Invest AG	54,426	1,274,458
	Eybl International AG	3,191	64,623
	Flughafen Wien AG	32,850	3,043,105
	Frauenthal Holding AG	10,460	297,341
*	Intercell AG	51,979	1,532,527
#	Lenzing AG	3,948	1,382,827
*	Manner (Josef) & Co. AG	870	63,322
#	Mayr-Melnhof Karton AG	11,760	2,277,287
	Oberbank AG	8,153	1,267,513
	Palfinger AG	11,176	1,638,300
* #	RHI AG	65,590	2,976,740
	Rosenbauer International AG	2,134	351,986
*	S&T System Integration & Technology Distribution AG	5,233	345,044
	Schoeller-Bleckmann Oilfield Equipment AG	23,403	1,063,116
*	Sparkassen Immobilien AG	58,185	884,343
	UBM Realitaetenentwicklung AG	1,440	93,372
	Uniqa Versicherungen AG	88,000	2,726,788
*	Wolford AG	5,946	280,839

TOTAL — AUSTRIA			46,053,387

BELGIUM — (3.0%)
COMMON STOCKS — (3.0%)
*	Abfin SA	2,560	0
	Ackermans & Van Haaren SA	74,360	6,414,615
	Arinso International SA	29,855	725,677
	Banque Nationale de Belgique	710	3,529,642
#	Barco NV	41,752	3,833,837
	Bekaert SA	52,431	6,284,448
	Brantano Group NV	5,881	292,733
	Brederode SA	12,180	468,221
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	248,145

1

	Cofinimmo SA	17,021	$3,390,451
	Compagnie du Bois Auvage SA	87	38,683
*	Compagnie du Bois Auvage SA VVPR STRIP	87	21
	Compagnie Francois d’Entreprises (CFE)	2,080	3,035,048
	Compagnie Immobiliere de Belgique SA	8,413	515,634
	Compagnie Maritime Belge SA	59,856	3,189,418
	Cumerio	9,586	249,671
#	Deceuninck NV	63,700	2,023,758
	Dolmen Computer Applications NV	14,860	235,957
	D’Ieteren NV SA	10,723	4,007,587
#	Duvel Moorgat SA	8,788	433,282
	Econocom Group SA	54,892	518,318
* #	Elia System Operator SA NV	94,649	3,700,088
#	Euronav SA	65,285	1,971,472
	EVS Broadcast Equipment SA	5,500	334,310
	Exmar NV	52,575	1,684,797
	Floridienne SA	2,033	212,250
*	ICOS Vision Systems NV	23,655	933,139
	Image Recognition Integrated Systems (I.R.I.S.)	4,016	232,716
*	Innogenetics NV	75,886	852,231
*	Integrated Production & Test Engineering NV	9,275	61,293
*	International Brachtherapy SA	30,857	321,737
*	Ion Beam Application SA	62,304	1,778,975
*	Jensen-Group NV	14,485	117,596
	Kinepolis	10,703	693,985
	Lotus Bakeries SA	1,401	411,707
	Melexis NV	82,111	1,532,623
	Nord-Sumatra Investissements SA	650	503,880
	Omega Pharma SA	74,895	5,780,559
* #	Option NV	79,228	1,451,784
*	Papeteries Catala SA	315	66,905
*	Picanol	16,120	293,640
*	Real Software SA	604,454	456,316
	Recticel SA	47,637	677,175
*	Resilux	3,440	213,841
	Rosier SA	655	129,999
	Roularta Media Group NV	13,741	1,118,052
	Sapec SA	3,635	467,957
*	SAPEC SA Strip VVPR	75	213
#	Sioen Industries NV	40,931	546,156
	Sipef NV	2,209	685,783
	Societe Anonyme Des Glaces de Moustier-sur-Sambre	13,370	918,084
*	Spector Photo Group SA	20,408	36,135
*	Systemat-Datarelay SA	23,284	199,545
	Ter Beke NV	2,281	205,527
	Tessenderlo Chemie NV	80,138	3,631,412
	Unibra SA	1,600	229,079
	Van De Velde NV	18,785	902,432
	VPK Packaging Group SA	12,678	573,282
	Warehouses De Pauw SCA	10,753	784,744
* #	Zenitel	20,197	93,711
TOTAL COMMON STOCKS			74,240,276

2

RIGHTS/WARRANTS — (0.0%)
*	Carrieres Unies Porphyre SA Coupons	45	$0

TOTAL — BELGIUM			74,240,276

DENMARK — (2.9%)
COMMON STOCKS — (2.9%)
	Aktieselskabet Ringkjoebing Bank A.S.	4,295	758,636
* #	Aktieselskabet Roskilde Bank A.S.	32,685	3,745,988
	Alk-Abello A.S.	15,055	2,870,779
* #	Alm. Brand A.S.	28,360	2,009,808
	Amagerbanken A.S.	25,720	1,732,126
	Ambu A.S.	19,440	347,327
	Arkil Holdings A.S. Series B	670	109,383
#	Auriga Industries A.S. Series B	29,250	761,011
#	Bang & Olufsen Holding A.S. Series B	31,337	3,774,957
* #	Bavarian Nordic A.S.	13,980	1,344,308
	Biomar Holding A.S.	9,848	453,589
*	BoConcept Holding A.S.	3,750	256,392
* #	Bonusbanken A.S.	69,455	492,644
	Bording (F.E.) A.S. Series B	600	80,617
	Brodrene Hartmann A.S. Series B	5,865	215,261
*	Brondbyernes I.F. Fodbold A.S. Series B	5,800	75,028
*	Capinordic AS	156,300	743,239
*	Dampskibsselskabet Norden A.S.	840	788,106
	Dampskibsselskabet Torm A.S.	3,310	216,539
*	Danionics A.S. Series A	32,000	130,452
	Dantherm Holding A.S.	13,100	224,947
*	Danware A.S.	5,185	97,458
	DFDS A.S.	11,760	1,593,869
#	DiBa Bank A.S.	1,433	619,078
	Dicentia A.S.	6,000	30,674
	Djursland Bank A.S.	1,670	217,104
#	DLH A.S. Series B	29,700	609,056
	East Asiatic Co., Ltd.	50,573	2,223,150
#	EDB Gruppen A.S.	5,780	235,429
	Fionia Bank A.S. Rights	3,468	1,005,698
#	Fluegger A.S. Series B	4,023	484,703
	Forstaedernes Bank A.S.	11,547	1,732,392
*	Genmab A.S.	5,429	320,867
	Glunz & Jensen A.S.	2,870	32,983
	GPV Industi A.S.	1,700	84,717
	H&H International A.S. Series B	1,520	508,287
	Hadsten Bank A.S.	555	178,996
#	Harboes Bryggeri A.S.	10,250	411,774
	Hedegaard (Peder P.) A.S.	1,360	152,964
	Hojgaard Holding A.S. Series B	2,500	96,340
#	IC Companys A.S.	33,305	1,919,964
*	Incentive A.S.	3,575	11,745
	ITH Industri Invest A.S.	3,600	143,181
	Lan & Spar Bank A.S.	4,725	384,085
*	Lastas A.S. Series B	6,600	181,416
	Lollands Bank A.S.	750	70,350
*	Maconomy A.S.	37,500	112,033

3

	Migatronic A.S. Series B	400	$24,454
* #	Mols-Linien A.S.	4,500	379,293
* #	NeuroSearch A.S.	30,640	1,698,696
	NKT Holding A.S.	49,245	3,990,621
	Nordjyske Bank A.S.	17,250	664,087
#	Norresundby Bank A.S.	582	385,298
	NTR Holdings A.S.	3,130	42,689
	Ostjydsk Bank A.S.	2,012	458,635
*	Parken Sport & Emtertainment A.S.	7,624	1,961,116
	Per Aarsleff A.S. Series B	4,195	386,978
*	Pharmexa A.S.	59,540	169,607
* #	Ringkjoebing Landbobank Aktieselskab A.S.	11,560	2,419,007
	Roblon A.S. Series B	470	68,028
	Royal Unibrew A.S.	11,915	1,458,712
* #	RTX Telecom A.S.	14,000	159,783
	Salling Bank A.S.	750	131,169
	Sanistal A.S. Series B	4,436	809,489
*	SAS AB	34,300	603,292
#	Satair A.S.	8,525	381,730
#	Schouw & Co. A.S.	20,835	1,395,354
	SimCorp A.S.	14,140	2,979,854
	Sjaelso Gruppen A.S.	4,438	1,532,942
	SKAKO Industries A.S.	3,930	199,672
	Skjern Bank A.S.	2,730	466,761
#	Sondagsavisen A.S.	36,665	713,643
#	Spar Nord Bank A.S.	94,575	2,261,488
	Sparbank Vest A.S.	10,395	807,992
#	Sparekassen Faaborg A.S.	761	532,027
	Sydbank A.S.	77,120	4,030,551
	Thrane & Thrane A.S.	8,858	482,640
#	Tivoli A.S.	862	656,052
* #	TK Development A.S.	78,956	1,381,800
* #	TopoTarget A.S.	76,200	460,660
	Vestfyns Bank A.S.	340	87,567
	Vestjysk Bank A.S.	26,085	1,479,995

TOTAL — DENMARK			70,251,132

FINLAND — (5.2%)
COMMON STOCKS — (5.2%)
	Alandsbanken AB Series B	18,190	618,644
*	Aldata Solutions Oyj	194,535	358,043
	Alma Media Corp.	261,600	3,414,844
	Amanda Capital Oyj	67,120	307,245
#	Amer Sports Oyj Series A	269,460	5,926,543
	Aspo Oyj	70,175	670,622
*	Aspocomp Group Oyj	42,026	85,093
	BasWare Oyj	34,550	535,531
*	Benefon Oyj	686,900	163,621
*	Biohit Oyj	9,400	32,712
*	Biotie Therapies Oyj	265,590	343,667
	Capman Oyj Series B	12,485	56,007
*	Cencorp Oyj	89,510	45,063
#	Componenta Oyj	32,200	476,659

4

#	Comptel Oyj	328,941	$840,517
	Cramo P.L.C.	96,060	2,817,331
*	Efore Oyj	129,540	231,426
#	Elcoteq SE	66,810	748,993
	Elecster Oyj	2,200	17,045
#	Elektrobit Group Oyj	401,120	998,155
	eQ Oyj	132,200	925,633
	Etteplan Oyj	28,000	251,737
*	Evox Rifa Group Oyj	189,210	27,529
	Finnair Oyj	153,750	2,746,372
	Finnlines Oyj	110,260	2,502,429
#	Fiskars Oyj Abp Series A	178,328	2,935,989
	F-Secure Oyj	447,078	1,159,220
#	HK Ruokatalo Oyj Series A	74,560	1,593,022
*	Honkarakenne Oyj Series B	15,330	111,517
	Huhtamaki Oyj	348,750	5,693,950
	Ilkka-Yhtyma Oyj	32,460	501,585
*	Incap Oyj	36,800	103,167
	Ixonos P.L.C.	22,800	146,334
	Julius Tallberg-Kiinteistoet Oyj Series B	4,500	119,161
#	KCI Konecranes Oyj	255,800	7,983,359
	Kemira GrowHow Oyj	149,860	1,903,780
	Kemira Oyj	261,200	5,874,664
#	Kyro Oyj Abp	131,940	715,829
	Laennen Tehtaat Oyj	17,820	537,513
#	Lassila & Tikanoja Oyj	121,476	3,720,738
#	Lemminkainen Oyj	52,700	3,068,231
	Martela Oyj	1,060	11,995
#	M-Real Oyj Series B	713,000	4,847,614
#	Neomarkka Oyj	16,652	181,978
#	Nokian Renkaat Oyj	384,580	9,389,704
	Nordic Aluminium Oyj	10,440	294,208
*	Okmetic Oyj	54,904	283,552
#	OKO Bank P.L.C. Class A	101,080	1,735,380
	Olvi Oyj Series A	32,290	982,276
*	Oriola-KD Oyj	26,000	109,728
* #	Oriola-KD Oyj	16,000	67,711
*	Orion Oyj Series A	26,000	575,901
*	Orion Oyj Series B	16,000	352,364
#	Perlos Oyj	130,761	611,182
	PKC Group Oyj	48,390	665,688
	Ponsse Oyj	82,280	1,384,468
#	Poyry Oyj	183,040	3,169,285
*	Proha Oyj	198,232	94,423
	Raisio Group P.L.C.	411,923	1,035,281
	Ramirent Oyj	78,640	5,764,767
	Rapala VMC Oyj	116,640	913,485
	Raute Oyj Series A	10,390	187,011
#	Rocla Oyj	12,300	182,477
*	Satama Interactive Oyj	107,200	153,193
	Scanfil Oyj	123,479	364,186
	Sponda Oyj	159,511	2,538,670
	SSH Communications Oyj	88,050	145,610
	Stockmann Oyj Abp Series A	38,330	1,693,030

5

#	Stockmann Oyj Abp Series B	98,038	$4,343,537
*	Stonesoft Oyj	94,779	61,535
* #	Suominen Oyj	17,955	82,169
#	SysOpen Digia Oyj	55,020	267,994
#	Talentum Oyj	133,500	602,154
	Tecnomen Oyj	196,570	356,307
	Teleste Oyi	50,749	717,137
#	TietoEnator Oyj	282,089	7,936,889
	Tiimari P.L.C.	16,680	109,491
	Tulikivi Oyj	79,440	325,671
	Turkistuottajat Oyj	8,490	122,109
#	Uponor Oyj Series A	210,800	7,382,749
#	Vacon Oyj	44,337	1,526,056
#	Vaisala Oyj Series A	35,450	1,596,633
	Viking Line AB	10,710	322,628
	YIT Oyj	61,000	1,989,053
TOTAL COMMON STOCKS			126,786,799

RIGHTS/WARRANTS — (0.0%)
*	Sponda Oyj Rights 02/02/07	109,000	206,270

TOTAL — FINLAND			126,993,069

FRANCE — (10.6%)
COMMON STOCKS — (10.6%)
*	Actielec Technologies	21,981	82,740
	Affine	2,526	461,244
*	Akka Technologies SA	2,500	114,987
	Ales Groupe SA	33,613	738,524
*	Alten SA	56,620	1,999,324
* #	Altran Technologies SA	274,007	2,299,810
	April Group SA	58,305	3,392,031
* #	Archos	21,231	728,233
	Arkopharma	36,492	660,884
	Assystem	47,658	880,879
	Aubay SA	28,081	303,766
	Audika SA	22,509	638,942
* #	Avanquest Software	19,360	438,634
*	Axorys SA	11,700	11,148
*	Baccarat SA	1,090	317,391
	Bacou-Dalloz	18,169	2,376,807
	Banque Tarneaud SA	1,430	343,429
#	Beneteau SA	37,099	4,167,311
*	Bigben Interactive	2,100	10,243
*	BioMerieux	5,300	439,707
	Boiron SA	19,537	536,011
	Boizel Chanoine Champagne SA	5,724	332,811
	Bonduelle SA	13,003	1,607,863
	Bongrain SA	14,306	1,428,461
#	Bourbon SA	97,257	5,793,321
	Bricorama SA	10,279	594,947
*	Bull SA	4	3
*	Bull SA	275,828	1,832,050

6

	Burelle SA	4,030	$947,765
	Cafom SA	3,300	110,982
	Canal Plus SA	280,788	3,315,514
#	Carbone Lorraine SA	46,232	2,620,997
* #	CBo Territoria	28,320	137,839
	Cegedim SA	10,099	948,364
	Cegid SA	20,276	894,941
*	Cesar SA	142,196	165,481
	CFF Recycling SA	84,608	4,475,122
* #	Cibox Inter@ctive SA	232,424	73,541
#	Clarins SA	10,264	753,073
* #	Club Mediterranee SA	46,578	2,647,369
*	Compagnie Generale de Geophysique-Veritas SA	30,391	6,235,477
	Compagnie Industrielle et Financiere D’Entreprises	300	80,195
	Compagnie International Andre Trigano SA	983	36,802
*	CS Communication et Systemes	7,938	247,391
*	Cybergun	6,818	118,103
	Damartex SA	22,900	830,820
*	Dane-Elec Memory SA	65,202	310,667
#	Delachaux SA	28,440	2,374,119
	Didot-Bottin SA	1,620	120,054
*	Dollfus Mieg & Cie SA	48,914	166,509
*	Dynaction SA	10,660	197,547
#	Electricite de Strasbourg	23,784	5,587,870
	Encres Dubuit SA	4,176	48,015
*	Entrepose Contracting	4,700	311,985
	Esso SA	927	219,280
* #	Establissements Maurel Et Prom	262,001	5,433,589
*	Etablissements Gantois Series A	647	5,549
	Etam Developpement SA	23,047	1,714,679
* #	Euro Disney SCA	4,981,489	593,776
	Evialis SA	3,664	168,645
	Exel Industries SA	5,582	506,865
	Explosifs et de Produits Chimiques	524	273,596
* #	Faurecia SA	53,714	3,632,305
	Fimalac SA	27,182	2,497,396
	Fininfo SA	11,236	192,246
	Finuchem SA	18,083	470,820
	Fleury Michon SA	4,019	249,565
	Foncia Groupe	37,816	1,978,380
	Francois Freres (Tonnellerie) SA	3,839	185,292
	Gascogne SA	7,112	714,067
	Gaumont SA	14,607	1,371,057
*	GECI International	52,548	376,846
#	Generale de Sante	118,397	4,866,493
#	Geodis SA	17,369	3,558,336
	Gevelot SA	3,584	277,268
	GFI Informatique SA	126,539	1,101,521
* #	Gifi	7,579	348,476
*	Ginger (Groupe Ingenierie Europe)	10,357	272,372
	GL Events	34,299	1,903,258
*	GPe Pizzorno	1,800	92,501
	Grands Moulins de Strasbourg	110	102,480
*	Groupe Ares SA	21,994	133,798

7

	Groupe Crit	24,673	$1,169,105
*	Groupe Flo SA	22,019	279,475
* #	Groupe Go Sport SA	2,740	235,637
	Groupe Guillin SA	1,200	106,451
*	Groupe Open SA	23,625	452,589
#	Groupe Steria SCA	50,406	3,325,163
	Guerbet SA	5,997	1,069,728
	Guyenne et Gascogne SA	26,000	3,575,499
	Haulotte Group SA	57,491	1,687,240
#	Havas SA	1,080,103	6,206,862
	Idsud	2,227	138,632
*	IEC Professionnel Media	34,930	96,920
	IMS International Metal Service SA	51,946	1,738,734
* #	Infogrames Entertainment SA	491,327	142,442
* #	Ingenico SA	87,214	2,019,260
#	Ipsos SA	73,089	2,413,501
	Kaufman et Broad SA	34,770	2,503,182
#	Lafuma SA	6,346	483,120
	Laurent-Perrier Group	12,172	1,335,469
	Lectra	85,992	646,567
	Lisi SA	8,334	738,493
	Locindus	20,056	981,155
*	LVL Medical Groupe SA	24,346	534,061
*	Maisons Franc	11,143	936,670
	Manitou BF SA	44,368	2,280,891
	Manutan International SA	13,920	966,529
* #	Metaleurop SA	35,449	503,796
	MGI Coutier SA	2,753	91,449
	MoneyLine SA	11	0
	Montupet SA	32,450	759,922
	Mr. Bricolage SA	23,846	582,989
*	Naturex	6,440	425,263
	Nexans SA	78,576	9,714,784
*	Nexity	50,940	4,080,898
#	Norbert Dentressangle	12,697	1,071,211
#	NRJ Group	177,024	3,140,132
#	Oberthur Card Systems SA	117,901	857,925
*	Oeneo	102,487	269,046
*	Orco Property Group	17,300	2,643,135
* #	Orpea	51,311	4,522,549
*	Osiatis	1,400	12,591
	Paris Orleans et Cie SA	2,832	1,202,180
	Passat SA	8,835	104,921
* #	Penauille Polyservices SA	47,072	656,067
	Petit Forestier SA	11,101	990,693
	Pierre & Vacances	16,031	2,123,963
	Plastic Omnium SA	30,846	1,491,131
	Plastivaloire SA	4,552	140,217
	Provimi SA	57,248	2,337,852
	PSB Industries SA	8,438	446,478
	Radiall SA	5,387	748,143
#	Rallye SA	80,915	4,260,033
	Remy Cointreau SA	57,495	3,806,806
*	Rhodia SA	874,663	3,051,557

8

	Robertet SA	3,167	$504,737
	Rodriguez Group SA	24,093	1,270,850
	Rougier SA	2,040	374,944
	Rubis SA	27,265	2,121,494
* #	S.T. Dupont SA	39,440	23,450
	Sabeton SA	13,500	215,459
*	Saft Groupe SA	20,286	735,848
	SAMSE SA	8,800	1,109,565
	Sasa Industries SA	4,969	272,539
#	SCOR SA	282,143	7,168,761
#	SEB SA	25,544	4,241,943
	Sechilienne SA	44,000	2,251,999
	Securidev SA	2,500	68,028
	Signaux Girod SA	894	82,667
*	SIICinvest	20,056	70,095
*	Smoby SA	1,172	61,748
	Societe de Developpement Regional de la Bretagne	5,106	32,464
#	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	3,159,654
	Societe Immobiliere de Location pour L’industrie et le Commerce	23,530	4,104,728
	Societe Industrielle D’Aviations Latecoere SA	21,731	663,675
*	Societe Marseillaise du Tunnel Prado Carenage	3,600	185,101
	Societe Pour l’Informatique Industrielle SA	5,844	326,459
	Sogeclair SA	1,463	71,510
* #	Soitec S.A.	216,782	5,999,635
*	Solving International SA	7,510	67,015
	Somfy SA	22,900	6,504,148
#	Sopra Group SA	23,668	2,000,535
	Spir Communication SA	7,977	1,149,490
#	Stallergenes SA	29,179	1,832,145
	Ste Virbac SA	16,735	1,107,819
	STEF-TFE SA	29,698	2,065,835
	Sucriere de Pithiviers-Le-Vieil	1,825	1,726,646
*	Sylis SA	23,228	121,257
	Synergie SA	22,616	1,106,349
* #	Teamlog SA	34,132	178,386
#	Teleperformance SA	121,237	5,189,606
	Tessi SA	5,050	332,536
*	Theolia SA	55,597	1,832,654
	Tipiak SA	518	52,045
	Toupargel-Agrigel SA	21,016	1,222,714
#	Trigano SA	35,672	1,863,336
* #	UbiSoft Entertainment SA	96,348	4,236,323
	Union Financiere de France Banque SA	16,369	1,091,670
* #	Valtech	295,958	254,149
	Viel et Compagnie	162,852	1,058,862
	Vilmorin et Cie SA	19,383	1,902,292
	VM Materiaux SA	5,966	601,727
	Vranken Pommery Monopole	9,879	748,474
	XRT	92,575	200,427
TOTAL COMMON STOCKS			259,191,398

RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	3,764

9

*	Bigben Interactive Warrants 12/31/08	2,100	$1,084
*	Cybergun Warrant Series A 01/31/08	1,136	225
*	Cybergun Warrant Series B 07/15/10	1,136	301
*	Etablissements Gantois Warrants 07/31/07	1,941	2,569
*	Groupe Ares SA Warrants 12/18/08	4,713	17,339
*	Groupe Focal SA Warrants 02/21/10	466	0
*	Infogrames Entertainment SA Rights 01/12/07	311,326	7,210
TOTAL RIGHTS/WARRANTS			32,492

TOTAL — FRANCE			259,223,890

GERMANY — (12.2%)
COMMON STOCKS — (12.2%)
*	3U Telecom AG	117,766	98,162
	A.S. Creation Tapeton AG	6,853	357,989
*	AAP Implantate AG	47,250	146,965
*	Aareal Bank AG	93,834	4,354,369
*	Abacho AG	29,174	110,757
*	AC-Service AG	13,512	96,744
	ADCapital AG	33,040	494,559
* #	Adlink Internet Media AG	71,772	1,652,415
* #	ADVA AG Optical Networking	96,672	1,111,223
	Agrob AG	5,800	100,934
* #	Aixtron AG	248,279	1,707,796
*	Allbecon AG	21,017	169,583
	Amadeus Fire AG	14,526	355,296
*	Analytik Jena AG	11,215	109,062
#	Andreae-Noris Zahn AG	27,200	1,346,316
*	Artnet AG	14,689	171,090
	Atoss Software AG	10,108	113,023
*	Augusta Technologie AG	22,353	363,548
#	AWD Holding AG	98,254	4,342,588
*	AZEGO AG	16,940	12,998
#	Baader Wertpapierhandelsbank AG	142,376	919,039
#	Balda AG	128,088	1,699,912
*	Basler AG	8,861	163,723
	Beate Uhse AG	56,241	338,598
#	Bechtle AG	37,453	1,067,098
	Bertrandt AG	23,282	656,202
*	Beta Systems Software AG	5,700	30,940
	BHS Tabletop AG	2,800	48,528
	Bilfinger Berger AG	136,777	11,432,139
*	Biolitec AG	26,843	291,061
	Biotest AG	22,203	1,057,840
*	BKN International AG	26,631	101,428
* #	BMP AG	50,479	160,280
	Boewe Systec AG	15,333	969,874
*	Borussia Dortmund GmbH & Co. KGaA	208,512	554,893
*	Broadnet AG	36,856	312,195
* #	Business Media China AG	15,212	352,408
*	CBB Holding AG	102,602	14,392
*	CEAG AG	20,670	380,690
	Cenit AG Systemhaus	18,394	297,098
* #	CENTROTEC Sustainable AG	18,967	727,869

10

	Cewe Color Holding AG	12,921	$634,136
* #	ComBOTS AG	54,217	773,823
#	Comdirect Bank AG	128,971	1,843,332
	Computerlinks AG	16,965	314,264
*	Concord Effekten AG	30,962	113,855
*	Condomi AG	1,800	1,334
* #	Conergy AG	94,598	6,785,386
*	COR AG Insurance Technologies	26,080	125,692
#	CTS Eventim AG	53,393	2,038,467
	Curanum AG	65,193	582,344
*	Cybio AG	11,685	66,623
*	D&S europe AG	67,296	751,219
*	D. Logistics AG	113,203	271,279
	DAB Bank AG	133,926	1,389,236
	Data Modul AG	10,414	158,490
*	DEAG Deutsche Entertainment AG	36,433	92,456
#	Deutsche Euroshop AG	43,693	3,296,541
*	Deutsche Steinzeug Cremer & Breuer AG	23,889	84,436
	Deutsche Wohnen AG	69,377	4,327,319
* #	Deutz AG	257,064	3,674,134
*	Dierig Holding AG	10,500	172,367
#	Douglas Holding AG	105,237	6,123,815
#	Dr. Hoenle AG	14,858	160,210
	Drillisch AG	79,246	792,122
*	Duerr AG	38,845	1,100,011
	DVB Bank AG	9,543	3,093,675
*	Easy Software AG	13,167	162,057
	Eckert and Ziegler Strahlen - und Medizintechnik AG	6,103	89,164
	Elexis AG	23,942	729,144
* #	Elmos Semiconductor AG	23,218	240,535
	ElreingKlinger AG	6,000	425,124
* #	EM.TV AG	118,273	666,048
*	Emprise AG	24,502	24,301
*	EMS New Media AG	42,609	36,087
	Energiekontor AG	38,401	164,304
#	Epcos AG	216,079	3,483,884
	Erlus AG	297	142,706
*	Escada AG	40,309	1,805,842
	Euwax AG	11,933	581,106
*	Evotec AG	196,039	972,457
	Fielmann AG	58,362	3,742,142
* #	FJA AG	44,005	133,928
#	Fortec Elektronik AG	7,433	146,538
*	Freenet.De AG	50,400	1,639,778
	Fuchs Petrolub AG	30,747	2,137,100
	GBWAG Bayerische Wohnungs AG	3,383	411,873
	Geratherm Medical AG	14,057	103,329
	Gerry Weber International AG	48,907	1,138,596
	Gesco AG	6,731	336,887
	GFK AG	57,878	2,563,843
*	GFT Technologies AG	66,050	277,980
* #	GPC Biotech AG	103,290	2,899,094
#	Grenkeleasing AG	32,424	1,333,404
	Grundstuecks & Baugesellschaft AG	3,567	259,827

11

	Hamborner AG	21,000	$967,279
*	Hansa Group AG	70,248	128,291
	Hawesko Holding AG	20,044	582,333
*	Herlitz AG	6,962	31,875
*	Hoeft & Wessel AG	14,884	71,891
*	Hucke AG	11,123	8,979
	Hugo Boss AG	25,100	1,414,496
	Hyrican Informations Systeme AG	9,518	86,660
*	I-D Media AG	23,140	87,000
*	IFA Hotel & Touristik AG	7,000	92,186
*	IM International Media AG	152,932	95,277
#	Indus Holding AG	41,345	1,587,807
*	Innovation in Traffic Systems AG	21,840	212,105
*	Integralis AG	31,050	162,351
	INTERSEROH AG	18,180	831,560
* #	Intershop Communications AG	30,990	68,458
*	Intertainment AG	8,500	20,920
* #	Isra Vision Systems AG	10,214	289,254
*	itelligence AG	56,089	285,814
*	IVU Traffic Technologies AG	48,838	81,479
* #	IWKA AG	80,909	2,366,595
*	Jack White Productiions AG	15,810	51,110
*	Jenoptik AG	147,082	1,404,701
	K&S AG	50,875	5,497,180
	Kampa AG	25,822	278,110
	KERAMAG Keramische Werke AG	13,000	1,190,382
#	Kloeckner-Werke AG	113,960	1,700,836
	Kontron AG	141,382	2,083,907
	Krones AG	19,203	3,048,775
*	KSB AG	4,521	2,362,995
	KWS Saat AG	24,461	2,992,802
*	Leica Camera AG	1,466	24,139
	Leifheit AG	12,500	317,404
	Leoni AG	112,500	4,646,961
*	Loewe AG	22,976	470,081
	LPKF Laser & Electronics AG	26,218	204,643
*	Mania Technologie AG	74,770	306,454
*	Marbert AG	2,600	10,865
	Masterflex AG	10,531	338,668
* #	Maxdata AG	32,897	59,622
*	Mediclin AG	76,094	422,778
* #	Medigene AG	86,539	683,837
#	Medion AG	79,791	914,876
	Mensch und Maschine Software AG	27,532	191,263
* #	MLP AG	217,291	5,204,233
* #	Mobilcom AG	178,404	5,090,317
*	Mologen AG	22,062	214,360
*	Morphosys AG	19,235	1,356,494
*	Mosaic Software AG	5,200	8,049
*	MTU Aero Engines Holding AG	144,740	7,614,652
	Muehlabauer Holdings AG & Co. KGAA	15,349	660,047
#	MVV Energie AG	136,235	4,718,770
	MWB Wertpapierhandelsbank AG	13,341	111,903
*	MWG-Biotech AG	10,000	24,737

12

	Nemetschek AG	23,340	$766,927
*	Neschen AG	5,800	14,278
*	Net AG Infrastructure, Software & Solutions	58,477	111,396
*	Net AG Infrastructure, Software & Solutions	13,708	25,941
*	Nexus AG	37,949	173,117
#	Norddeutsche Affinerie AG	129,315	3,935,523
	Norddeutsche Steingut AG	5,960	70,957
*	Nordex AG	87,845	2,689,302
*	Nordwest Handel AG	3,244	24,236
*	november AG	9,018	16,001
	OHB Technology AG	37,069	571,615
	Oldenburgische Landesbank AG	4,234	297,667
	P&I Personal & Informatik AG	17,889	414,634
*	Paion AG	45,000	494,864
*	Pandatel AG	5,700	6,256
#	Paragon AG	22,134	332,510
*	ParSytec AG	14,807	76,936
	PC-Ware AG	14,056	254,844
#	Pfeiffer Vacuum Technology AG	29,866	2,412,727
#	Pfleiderer AG	140,270	4,272,284
*	Pironet NDH AG	36,682	139,355
* #	Pixelpark AG	22,213	41,710
*	Plambeck Neue Energien AG	104,005	333,343
*	Plasmaselect AG	35,172	103,354
*	Plenum AG	9,300	16,738
* #	Premiere AG	227,800	4,810,783
* #	Primacom AG	52,801	537,906
	Progress-Werk Oberkirch AG	6,250	294,760
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	40,859	240,079
*	Pulsion Medical Systems AG	20,493	175,526
*	PVATepla AG	47,459	353,502
* #	QIAGEN NV	510,901	8,347,101
* #	QSC AG	255,715	1,907,775
	Rational AG	15,083	2,567,083
	REALTECH AG	13,541	184,485
	Renk AG	19,400	1,109,040
*	REpower Systems AG	19,176	3,531,011
	Rheinmetall AG	61,085	4,922,288
	Rhoen-Klinikum AG	149,404	8,054,428
*	Rinol AG	1,475	704
	Rohwedder AG	12,979	131,196
	Ruecker AG	19,678	205,107
*	S.A.G. Solarstrom AG	28,737	152,510
#	Sartorius AG	32,181	1,745,745
#	Schlott Sebaldus AG	15,429	486,351
*	Secunet Security AG	16,078	174,230
	Sektkellerei Schloss Wachenheim AG	15,120	215,851
*	Senator Entertainment AG	980	3,241
*	SGL Carbon AG	228,535	6,100,507
	SHB Stuttgarter Invest AG	34,927	1,617,252
*	SHS Viveon AG	20,891	41,463
* #	Silicon Sensor International AG	9,177	154,375
* #	Singulus Technologies AG	109,860	1,640,097
	Sinner AG	4,160	90,782

13

*	SinnerSchrader AG	26,169	$59,567
#	Sixt AG	38,312	2,297,018
	SM Wirtschaftsberatungs AG	18,841	305,931
	Software AG	71,834	5,502,519
*	Solar Millenn	20,100	683,545
*	Solon AG fuer Solartechnik	18,988	1,043,053
	Stada Arzneimittel AG	164,610	9,444,029
	Stahl (R.) AG	14,839	700,583
*	Stoehr & Co. AG	16,000	88,748
	Strabag AG	9,954	2,040,778
	Stratec Biomedical Systems AG	27,297	841,068
	Sued-Chemie AG	29,146	2,145,943
* #	Suess Microtec AG	47,501	525,041
	Synaxon AG	9,060	76,151
	Syskoplan AG	9,363	104,037
	Syzygy AG	30,656	155,001
#	Takkt AG	146,687	2,808,788
*	TDS Informationstechnologie AG	89,063	339,683
#	Techem AG	74,865	5,500,284
	Technotrans AG	21,735	644,892
#	Telegate AG	20,500	488,392
* #	Teles AG	34,582	172,462
*	Textilgruppe Hof AG	12,170	120,784
*	TFG Capital AG & Co. KGAA	36,723	149,525
* #	Tomorrow Focus AG	101,081	358,192
*	TRIA It-solutions AG	3,939	1,204
	TTL Information Technology AG	6,400	12,282
*	UMS United Medical Systems International AG	17,056	234,813
	Umweltbank AG	13,074	322,681
	United Internet AG	330,216	5,982,964
	Utimaco Safeware AG	35,121	604,171
	Value Management & Research AG	42,250	228,693
*	Varetis AG	11,100	81,084
*	VBH Holding AG	9,415	80,975
*	VDN Vereinigte Deutsche Nickel-Werke AG	12,150	1,769
* #	Vivacon AG	60,307	2,233,420
	Vossloh AG	34,930	2,981,505
*	W.O.M. World of Medicine AG	23,832	114,293
	Wanderer-Werke AG	7,903	407,971
*	Washtec AG	38,529	762,623
*	WaveLight AG	11,800	96,817
* #	WCM Beteiligungs-und Grundbesitz AG	617,895	71,996
	Westag & Getalit AG	7,000	180,174
#	Wincor Nixdorf AG	58,800	9,530,271
*	Wirecard AG	210,816	2,270,866
	Wuerttembergische Lebensversicherung AG	28,123	1,543,053
	Wuerttembergische Metallwarenfabrik AG	30,330	1,083,827
* #	Zapf Creation AG	21,120	255,700

TOTAL — GERMANY			300,954,688

GREECE — (3.6%)
COMMON STOCKS — (3.6%)
	A. Kalpinis - N. Simos Steel Service Center	18,022	106,547

14

*	Aegek S.A.	218,665	$194,341
*	Agrotiki Insurance Co. S.A.	50,787	255,630
*	Alco Hellas ABEE S.A.	79,992	137,011
*	Alfa Alfa Energy S.A.	3,810	7,008
*	Alfa Alfa Holdings S.A.	104,982	0
	Alfa-Beta Vassilopoulos S.A.	21,502	415,798
*	Allatini Industrial & Commercial Co. S.A.	28,630	91,751
*	Alte Technical Co.	85,048	9,004
*	Altec Information & Communication Systems S.A.	80,278	187,338
	Alumil Milonas Aluminum Industry S.A.	44,386	233,312
*	Alysida S.A.	2,160	6,260
*	Anek Lines S.A.	171,271	385,501
	AS Co. S.A.	25,370	38,298
*	Aspis Bank S.A.	195,617	1,004,764
*	Aspis Pronia General Insurance S.A.	152,060	241,822
*	Astir Palace Hotels S.A.	80,500	682,248
	Athens Medical Center S.A.	143,560	933,698
	Atlantic Supermarkets S.A.	35,080	98,417
	Attica Holdings S.A.	240,706	1,396,479
	Attica Publications S.A.	16,674	48,285
	Atti-Kat S.A.	169,684	274,775
	Autohellas S.A.	76,340	521,706
	Babis Vovos International Construction S.A.	61,592	2,442,628
*	Balafas S.A.	15,200	3,822
*	Balkan Export S.A.	41,970	176,301
*	Bank of Attica S.A.	202,121	1,299,885
	Bank of Greece	47,152	6,017,152
	Benrubi S.A.	11,121	47,130
	Betanet S.A.	27,328	102,461
	Bitros Holdings S.A.	31,022	136,934
	Blue Star Maritime S.A.	206,110	868,012
	Byte Computers S.A.	22,730	98,549
	C. Rokas S.A.	39,819	1,098,705
*	Compucon Computer Applications S.A.	11,260	7,615
*	Computer Peripherals International S.A.	9,110	11,216
	Crown Hellas Can S.A.	30,452	201,197
*	Cyclon Hellas S.A	62,191	149,254
	Daios Plastics S.A.	16,350	265,912
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	141,580	723,401
	Dionic Societe Anonyme Commercial & Industrial Co. fo Electronic Technological Application S.A.	13,336	15,195
	Domiki Krittis S.A.	23,720	72,019
*	Dromeas S.A.	5,200	11,219
*	Dynamic Life S.A.	16,440	11,748
	Edrasis-C.Psalllidas Technical Co.	69,338	115,975
	EL. D. Mouzakis S.A.	31,653	78,468
	Elais Oleaginous Production S.A.	24,032	792,958
*	Elbisco Holding S.A.	56,000	146,864
	Elektrak S.A.	30,680	132,108
	Elektroniki Athinon S.A.	34,490	249,257
*	Elephant S.A.	26,310	2,785
	Elgeka S.A.	65,880	125,022
	Elmec Sport S.A.	116,156	437,008
	Elton Chemicals S.A.	48,940	93,873

15

*	Empedos S.A.	15,974	$1,691
	ETEM S.A.	63,672	256,539
*	Ethniki General Insurance Co. S.A.	178,148	1,332,775
*	Etma Rayon S.A.	11,242	20,977
*	Euro Reliance General Insurance Co. S.A.	36,550	122,339
*	Eurodrip S.A.	83,040	119,955
	Euromedica S.A.	61,760	601,217
*	European Technical S.A.	32,750	9,968
	Everest S.A.	54,190	155,824
	Evrofarma S.A.	26,707	61,043
	EYDAP Athens Water Supply & Sewage Co. S.A.	53,245	510,340
*	F.G. Europe SA Common Registered Shares	4,536	13,984
*	Forthnet S.A. Issue 06	115,475	1,639,999
	Fourlis S.A.	121,824	2,782,890
	Frigoglass S.A.	80,050	1,795,183
	Galaxidi Fish Farming S.A.	12,940	21,454
	GEK Group of Cos S.A.	143,114	1,634,215
	General Commercial S.A.	46,330	51,006
*	Geniki Bank	127,174	1,354,018
*	Gregorys Mikrogeumata S.A.	53,530	72,314
	Halkor S.A.	194,506	1,511,985
*	Hatziioannou Holdings S.A.	89,750	149,800
*	Hellenic Cables S.A.	55,596	377,042
	Hellenic Duty Free Shops S.A.	80,020	1,547,931
	Hellenic Fabrics S.A.	32,310	111,202
*	Hellenic Sugar Industry S.A.	74,664	336,369
	Hellenic Technodomiki Tev S.A.	455,969	6,339,164
	Heracles General Cement Co.	93,293	2,040,845
*	Hippotour S.A.	13,891	14,705
	Iaso S.A.	148,550	1,480,597
	Iktinos Hellas S.A.	55,290	110,423
	Inform P. Lykos S.A.	28,260	155,660
*	Informatics S.A.	3,778	1,550
*	Intersat S.A.	19,392	0
	Intertech S.A.	23,746	96,237
*	Intracom Holdings S.A.	313,706	1,869,775
*	Intracom Technical & Steel Constructions S.A.	105,050	165,917
*	Ionian Hotel Enterprises S.A.	16,914	242,357
*	Ipirotiki Software & Publications S.A.	22,110	56,763
*	J Boutaris & Son Holding S.A.	48,870	40,173
	J&P-Avax S.A.	146,816	1,332,290
	Karatzis S.A.	28,610	77,019
	Karelia Tobacco Co., Inc. S.A.	5,810	652,122
	Kathimerini Publishing S.A.	30,030	237,081
	Katselis Sons S.A. Bread Industry	41,545	208,872
	Kego S.A.	32,045	107,746
*	Kekrops S.A.	6,444	96,265
*	Keramia-Allatini	10,368	12,348
*	Klonatex Group S.A. Bearer Shares	20,351	10,251
	Kordellou Brothers S.A.	28,010	50,586
	Ktima Kostas Lazaridis S.A.	18,326	30,813
*	Lambrakis Press S.A.	118,587	418,005
	Lamda Detergent SA	71,791	745,598
	Lampsa Hotel Co.	50,326	1,098,011

16

*	Lan-Net S.A.	126,887	$154,780
*	Lavipharm S.A.	96,324	738,320
*	Loulis Mills S.A.	32,582	150,050
	Mailis (M.J.) S.A.	154,984	534,036
*	Maritime Company of Lesvos S.A.	272,579	364,782
*	Maxim S.A.	16,360	9,570
	Medicon Hellas S.A.	2,860	16,268
	Mesochoritis Brothers S.A.	23,700	16,985
	Metka S.A.	80,240	1,127,942
	Michaniki S.A.	162,885	1,144,654
	Minerva Knitwear SA	5,140	17,157
*	Minoan Lines S.A.	211,669	1,400,731
	MLS Multimedia S.A.	8,300	10,775
*	Mochlos S.A.	98,304	48,269
*	Multirama S.A.	10,990	111,240
	Mytilineos Holdings S.A.	94,570	4,230,441
	N. Levederis S.A.	8,355	11,625
*	Nafpaktos Textile Industry S.A.	10,580	15,577
	Naytemporiki S.A.	29,620	60,961
	Neochimiki Lv Lavrentiadis S.A.	80,370	2,012,480
*	Neorion New S.A. Holdings	37,500	107,301
	Newsphone Hellas S.A.	55,010	110,635
*	Nexans Hellas S.A.	3,003	15,664
*	Nirefs Acquaculture S.A.	100,570	593,809
	Pantechniki S.A.	89,570	529,071
*	Parnassos Enterprises S.A.	38,775	62,828
*	Pegasus Publishing S.A.	83,990	242,602
*	Perseys S.A.	34,972	62,598
	Petropoulos S.A.	8,832	58,210
*	Petzetakis S.A.	49,310	72,965
*	Philippos Nakas SA	12,310	53,769
*	Pilias S.A.	51,791	27,392
*	Pipeworks L. Girakian Profil S.A.	11,730	17,928
	Piraeus Leasing S.A.	5,765	46,895
*	Prodeftiki Technical Co.	32,257	12,007
*	Promota Hellas S.A.	8,860	2,697
*	Reds S.A.	80,357	360,057
	Regency Entertainment S.A.	130,260	1,899,630
*	Rilken S.A.	6,132	46,701
	S&B Industrial Minerals S.A.	56,301	750,947
*	Sanyo Hellas S.A.	132,841	232,432
	Sarantis S.A.	62,350	600,777
	Sato S.A.	57,868	231,647
*	Selected Textile Industry Assoc. S.A.	87,690	65,088
	Sfakianakis S.A.	27,860	415,357
*	Sheet Steel Co.	25,850	7,533
*	Shelman Hellenic-Swiss Wood S.A.	73,402	166,784
*	Singularlogic S.A.	44,030	202,002
	Spyroy Agricultural Products S.A.	61,348	201,131
*	Stabilton S.A.	27,530	2,915
	Technical Olympic S.A.	238,420	720,749
*	Technodomi M.Travlos Brothers S.A.	13,910	3,866
	Teletypos S.A. Mega Channel	63,367	351,176
	Terna Tourist Technical & Maritime S.A.	90,680	1,457,194

17

*	Themeliodomi S.A.	37,422	$18,323
	Thrace Plastics Co. S.A.	91,730	256,385
	Unisystems S.A.	86,560	220,006
*	United Textiles SA	52,191	22,792
	Vardas S.A.	26,020	74,494
*	Varvaressos S.A. European Spinning Mills	7,200	8,277
*	Veterin S.A.	61,894	324,554
	Viohalco S.A.	426,755	5,734,608
	Vioter S.A.	145,986	232,490
*	Vis Container Manufacturing Co.	4,259	16,212
	Vivartia S.A.	175,356	3,349,206
	Zampa S.A.	830	10,331

TOTAL — GREECE			89,664,577

IRELAND — (2.8%)
COMMON STOCKS — (2.8%)
	Abbey P.L.C.	86,889	1,361,359
*	Aminex P.L.C.	440,966	156,736
*	Blackrock International Land P.L.C.	897,420	643,767
*	Datalex P.L.C.	227,588	216,704
	DCC P.L.C.	324,316	10,934,337
	Donegal Creameries P.L.C.	26,085	241,673
*	Dragon Oil P.L.C.	1,510,561	5,155,108
	FBD Holdings P.L.C.	132,521	7,178,230
	Fyffes P.L.C.	897,420	1,362,916
	Glanbia P.L.C.	661,581	3,041,811
	Greencore Group P.L.C.	606,995	3,682,962
*	Horizon Technology Group P.L.C.	236,352	312,711
	IAWS Group P.L.C.	368,887	8,569,800
	IFG Group P.L.C.	205,432	638,151
	Independent News & Media P.L.C.	745,387	3,246,448
*	IONA Technologies P.L.C.	100,946	580,574
	Irish Continental Group P.L.C.	93,833	1,946,556
*	Kenmare Resources P.L.C.	2,004,297	1,719,332
	Kingspan Group P.L.C.	185,024	5,035,676
*	Lantor	34,575	0
*	Lantor Escrow Shares	34,575	0
	McInerney Holdings P.L.C.	131,427	2,746,538
	Paddy Power P.L.C.	160,620	3,637,864
*	Providence Resources P.L.C.	6,258,198	630,153
	Qualceram Shires P.L.C.	40,136	122,959
	Readymix P.L.C.	323,262	1,181,254
	United Drug P.L.C.	803,679	3,993,405
*	Waterford Wedgwood P.L.C.	7,869,750	676,936
TOTAL COMMON STOCKS			69,013,960

RIGHTS/WARRANTS — (0.0%)
*	McInerney Holdings P.L.C. Rights 03/15/07	26,285	100,528

TOTAL — IRELAND			69,114,488

18

ITALY — (7.0%)
COMMON STOCKS — (7.0%)
*	A.S. Roma SpA	270,930	$216,974
#	Acegas-APS SpA	96,103	1,108,023
* #	Actelios SpA	343,329	3,671,173
	Aedes SpA	324,161	2,848,370
#	Aeroporto de Firenze SpA	17,918	435,235
* #	Alitalia SpA	123,532	158,176
	Amplifon SpA	516,559	4,519,361
#	Astaldi SpA	200,189	1,724,096
*	Azimut Holding SpA	421,154	5,715,590
#	Banca Finnat Euramerica SpA	706,431	986,832
	Banca Ifis SpA	54,527	729,836
#	Banca Intermobiliare SpA	319,984	3,505,897
#	Banca Popolare d’Etruria e del Lazio Scrl	201,017	3,952,605
	Banca Profilo SpA	253,156	830,657
	Banco di Desio e della Brianza SpA	242,974	2,727,240
#	Banco Piccolo Valellinese Scarl SpA	314,205	5,164,782
*	Beghelli SpA	427,981	352,019
	Benetton Group SpA	8,444	138,803
	Beni Stabili SpA, Roma	1,309,500	2,166,208
	Biesse SpA	55,616	1,456,226
	Bonifica Terreni Ferraresi e Imprese Agricole SpA	11,191	543,286
	Brembo SpA	106,748	1,394,927
#	Caltagirone Editore SpA	161,554	1,362,331
	Caltagirone SpA	208,342	2,368,308
	Cam Finanziaria SpA	36,527	79,877
#	Carraro SpA	85,800	695,329
#	Cembre SpA	38,673	450,986
	Cementir SpA	262,430	2,910,160
	Centrale del Latte di Torino & Co. SpA	21,168	124,482
*	Ciccolella SpA	30,000	223,599
	CIR SpA (Cie Industriale Riunite), Torino	1,083,933	4,168,602
*	Cirio Finanziaria SpA	175,000	0
	Class Editore SpA	150,597	420,436
*	Compagnia Immobiliare Azionaria SpA	44,000	17,891
	Credito Artigiano SpA	297,576	1,427,167
	Credito Bergamasco SpA	126,663	5,534,543
	Cremonini SpA	218,517	761,128
*	CSP International Industria Calze SpA	87,961	191,066
#	Danieli & Co. SpA	86,438	1,807,455
	Davide Campari - Milano SpA	275,990	2,796,670
#	De Longhi SpA	295,644	1,826,917
*	Digital Multimedia Technologies SpA	25,000	2,160,408
* #	Ducati Motor Holding SpA	749,005	1,061,999
	Emak SpA	57,399	426,371
* #	EnerTad SpA	95,849	494,034
	Ergo Previdenza SpA	103,646	765,789
	Esprinet SpA	81,154	1,620,141
	Fiera Milano SpA	37,863	459,452
*	Fin.Part SpA	133,481	0
*	Finarte Casa d’Aste SpA	56,266	49,779
#	Gabetti SpA	64,201	320,690
	Gefran SpA	31,849	214,001
* #	Gemina SpA	835,842	3,652,022

19

#	Gewiss SpA	249,008	$2,002,659
*	Giovanni Crespi SpA	121,789	151,685
#	Granitifiandre SpA	82,117	938,370
	Gruppo Ceramiche Ricchetti SpA	117,577	249,071
#	Gruppo Editoriale L’Espresso SpA	676,817	3,547,141
	I Grandi Viaggi SpA	98,547	364,265
*	Immobiliare Lombardia SpA	9,036,502	2,662,013
#	Immsi SpA	684,048	1,975,420
*	Impregilo SpA	1,068,880	6,417,642
#	Indesit Co. SpA	155,000	2,915,140
	Industria Macchine Automatique SpA	72,957	1,287,852
	Industria Romagnola Conduttori Elettrici SpA	43,452	174,375
	Intek SpA	482,657	586,371
	Interpump Group SpA	248,737	2,432,901
	Iride SpA	849,866	2,805,309
*	Italjolly - Compagnia Italiana dei Jolly Hotels SpA	34,500	1,127,299
	Italmobiliare SpA	20,975	2,377,648
* #	Juventus Footbal Club SpA	242,284	597,204
*	KME Group SpA	1,414,423	1,055,378
	La Doria SpA	59,783	182,683
*	Lavorwash SpA	25,065	70,154
	Linificio e Canapificio Nazionale SpA	66,833	276,067
	Maffei SpA	60,568	238,063
#	Mariella Burani SpA	48,185	1,391,574
*	Marr SpA	131,000	1,301,886
	Marzotto SpA	151,704	682,822
	Meliorbanca SpA	249,443	1,279,105
	Mirato SpA	36,779	448,972
	Monrif SpA	280,520	434,054
*	Montefibre SpA	260,521	182,939
	Navigazione Montanari SpA	254,494	1,304,425
*	Negri Bossi SpA	76,000	102,363
*	NGP SpA	17,891	8,287
*	Olidata SpA	82,236	144,831
*	Opengate Group SpA	4,000	10,110
*	Pagnossin SpA	9,000	9,549
*	PanariaGroup Industrie Ceramiche Spa	4,000	35,722
#	Permasteelisa SpA	67,249	1,374,866
*	Pininfarina SpA	31,285	1,116,109
	Pirelli & C.Real Estate SpA	9,600	676,815
#	Poligrafici Editoriale SpA	154,784	305,190
	Premafin Finanziaria SpA	881,704	2,847,327
	Premuda SpA	232,466	447,747
*	Ratti SpA	159,537	125,663
*	RDM Realty SpA	5,771	28,102
	Recordati SpA	336,356	2,634,608
*	Reno de Medici SpA	577,167	457,045
*	Richard-Ginori 1735 SpA	140,800	74,605
	Risanamento Napoli SpA	304,043	3,228,655
	Sabaf SpA	23,325	825,762
	SAES Getters SpA	30,068	1,069,369
* #	SAVE SpA	29,606	1,005,595
*	Schiapparelli 1824 SpA, Milano	1,322,152	83,104
	Sirti SpA	29,967	93,567

20

	Smurfit SISA SpA	72,500	$242,532
* #	SNIA SpA	1,761,955	392,411
*	Societa Partecipazioni Finanziarie SpA	959,063	898,373
#	Societe Cattolica di Assicurazoni Scarl SpA	35,782	2,155,449
#	Socotherm SpA	66,740	1,048,403
	Sogefi SpA	237,227	2,041,868
	Sol SpA	194,092	1,278,423
* #	Sorin SpA	760,327	1,611,971
#	Stefanel SpA	96,348	402,760
	Targetti Sankey SpA	34,593	269,494
*	Tecnodiffusione Italia SpA	3,332	8,819
#	Telecom Italia Media SpA	4,300,248	1,919,619
* #	Tiscali SpA	1,060,244	3,551,752
	Tod’s SpA	32,654	2,751,986
	Trevi Finanziaria SpA	91,694	1,224,696
	Valentino Fashion Group SpA	150,000	6,196,352
*	Vemer Siber Group SpA	197,276	169,046
*	Viaggi del Ventaglio SpA	94,706	104,737
	Vianini Industria SpA	59,070	275,504
	Vianini Lavori SpA	180,752	2,630,056
#	Vittoria Assicurazioni SpA	62,484	1,006,201
*	Zucchi (Vincenzo) SpA	144,350	629,590
TOTAL COMMON STOCKS			171,713,469

RIGHTS/WARRANTS — (0.0%)
*	Negri Bossi SpA Warrants 06/30/10	38,000	28,890

TOTAL — ITALY			171,742,359

NETHERLANDS — (6.6%)
COMMON STOCKS — (6.6%)
	Aalberts Industries NV	88,893	8,547,827
#	Accell Group NV	29,974	1,054,505
*	AFC Ajax NV	18,134	201,519
	Amsterdam Commodities NV	48,957	293,283
	Arcadis NV	58,275	3,653,817
* #	ASM International NV	174,655	4,019,432
*	Atag Group NV	4,630	1,777
	Batenburg Beheer NV	3,620	251,534
*	Begemann Groep NV Series B	13,451	5,696
	Beter Bed Holding NV	62,400	1,861,444
#	Boskalis Westminster NV	65,442	5,965,895
	Brunel International NV	65,086	2,018,761
	Buhrmann NV	415,493	5,668,714
	Crown Van Gelder NV	13,683	335,640
* #	Crucell NV	222,547	5,627,404
*	Crucell NV ADR	45,768	1,156,557
*	De Vries Robbe Groep NV	9,110	30,690
	DOCdata NV	22,463	194,563
* #	Draka Holding NV	34,598	1,082,440
*	Econosto NV	43,097	321,585
	Eriks Group NV	28,405	2,169,343
#	Exact Holding NV	72,042	2,571,902

21

	Fornix Biosciences NV	19,246	$550,114
	Gamma Holding NV	17,136	1,184,742
#	Getronics NV	407,189	3,474,219
#	Grolsche NV	41,978	1,745,156
	Grontmij NV	13,137	1,777,692
*	Hagemeyer NV	1,941,147	9,168,654
	Heijmans NV	75,052	4,206,719
	Hitt NV	20,431	189,302
	ICT Automatisering NV	24,258	481,217
	Imtech NV	75,703	5,183,791
* #	Innoconcepts	35,100	583,728
* #	Jetix Europe NV	132,664	3,264,962
	Kas Bank NV	42,888	1,309,491
*	Kendrion NV	310,974	875,929
	Koninklijke Bam Groep NV	404,995	8,301,611
	Koninklijke Ten Cate NV	72,012	2,487,961
	Koninklijke Vopak NV	73,543	3,672,249
* #	Laurus NV	199,032	743,501
	Macintosh Retail Group NV	71,727	2,771,602
*	Maverix Capital NV	1,500	75,431
	Nederlandsche Apparatenfabriek NV	19,519	786,218
	Nutreco Holding NV	110,264	7,650,030
#	Oce NV	302,509	5,031,305
	OPG Groep NV Series A	44,224	5,331,559
	Ordina NV	131,625	2,935,451
* #	Pharming Group NV	285,229	1,318,008
*	Punch Technix NV	12,412	145,477
*	Qurius NV	173,739	389,802
	Roto Smeets de Boer NV	5,657	313,878
	Royal Reesink NV	2,050	284,594
*	Samas NV	79,927	853,936
*	Seagull Holding NV	21,931	123,479
* #	Semiconductor Industries NV	106,087	693,915
	Sligro Food Group NV	62,392	4,412,808
	Smit Internationale NV	46,180	2,976,556
	Stern Groep NV	1,258	65,084
	Stork NV	103,874	5,369,899
*	Tele Atlas NV	171,500	3,620,788
	Telegraaf Media Groep NV	148,536	3,898,590
*	Textielgroep Twenthe NV	1,000	3,308
*	Tulip Computers NV	883,199	373,230
	Twentsche Kabel Holding NV	24,483	2,199,736
*	Unit 4 Agresso NV	60,210	1,447,030
	Univar NV	86,284	4,498,125
#	USG People NV	177,768	7,184,650
#	Van der Moolen Holding NV	117,201	654,904
	Wegener Arcade NV	88,629	1,577,826

TOTAL — NETHERLANDS			163,222,585

NORWAY — (3.5%)
COMMON STOCKS — (3.5%)
	Acta Holding ASA	391,000	2,131,460
	Aker Yards ASA	31,121	2,734,800

22

	Aktiv Kapital ASA	72,417	$992,696
* #	Altinex ASA	3,100,000	588,249
*	APL ASA	104,900	1,394,764
	Arendals Fosse Kompani ASA	100	22,161
* #	Birdstep Technology ASA	71,000	120,213
* #	Blom ASA	58,367	352,136
	Bonheur ASA	67,400	2,777,839
*	Camillo Eitze	58,200	616,697
*	Corrocean ASA	83,321	80,799
* #	Det Norske Oljeselskap (DNO) ASA	1,774,304	3,118,660
#	DOF ASA	115,506	1,193,016
	EDB Elektronisk Data Behandling ASA	149,417	1,316,051
	Ekornes ASA	110,190	2,588,071
* #	Eltek ASA	126,859	1,448,821
*	Ementor ASA	142,551	1,098,125
	Expert ASA	75,450	1,428,274
*	Fara ASA	56,000	21,447
	Farstad Shipping ASA	60,790	1,274,699
* #	Fast Search & Transfer ASA	487,050	1,156,914
	Ganger Rolf ASA	50,060	1,871,760
*	Havila Shipping ASA	22,400	309,715
*	Home Invest ASA	15,077	0
* #	Ignis ASA	934,282	106,654
* #	Independent Oil Tools ASA	75,603	32,052
	Itera Consulting Group ASA	148,000	137,528
*	Kongsberg Automotive ASA	86,200	759,376
	Kongsberg Gruppen ASA	49,500	1,509,231
*	Kverneland ASA	25,808	429,443
#	Leroy Seafood Group ASA	92,100	1,846,628
*	Nordic Semiconductor ASA	51,200	361,213
* #	Norse Energy Corp. ASA	549,400	315,035
*	Norwegian Air Shuttle ASA	31,600	450,555
* #	Ocean Rig ASA	505,762	3,319,851
	Odfjell ASA Series A	94,900	1,594,747
#	Olav Thon Eiendomsselskap ASA	13,360	1,738,213
*	Otrum ASA	17,800	35,041
* #	Petrolia Drilling ASA	1,520,000	776,632
* #	Photocure ASA	33,562	298,927
	Prosafe ASA	284,900	4,022,463
* #	Q-Free ASA	85,000	221,596
	Rieber and Son ASA Series A	109,654	979,375
	Scana Industrier ASA	252,423	505,782
* #	Sevan Marine ASA	385,800	2,533,808
*	Sinvest ASA	140,520	2,988,555
* #	Software Innovation ASA	39,943	104,573
#	Solstad Offshore ASA	59,900	1,307,370
	Sparebanken Midt-Norge	134,100	1,802,397
#	Steen and Stroem ASA	19,512	1,104,606
*	Synnove Finden ASA	16,200	68,624
	Tandberg ASA Series A	338,180	6,045,434
* #	Tandberg Data ASA	122,130	163,171
*	Tandberg Storage ASA	48,450	29,989
*	Tandberg Television ASA	253,830	4,532,714
*	TGS Nopec Geophysical Co. ASA	316,440	6,524,170

23

*	Thin Film Electronics ASA	16,200	$29,057
#	Tomra Systems ASA	616,328	4,742,197
* #	TTS Marine ASA	32,900	353,037
	Veidekke ASA	63,846	3,313,425
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	60,800	2,357,032

TOTAL — NORWAY			86,077,868

PORTUGAL — (1.2%)
COMMON STOCKS — (1.2%)
	Cin Corporacao Industrial do Norte SA	1,000	8,936
	Corticeira Amorim Sociedad Gestora Participacoes Sociais SA	230,410	609,690
*	Fibras Sinteticas de Portugal SA	195,903	54,504
	Finibanco Holdings SGPS SA	171,803	804,805
*	Gescartao SGPS SA	31,395	851,702
	Ibersol SGPS SA	20,401	290,445
* #	Impresa Sociedade Gestora de Participacoes Socias SA	190,166	1,255,964
*	Investimentos Participacoes e Gestao SA Inapa	43,702	161,856
	Jeronimo Martins SGPS SA	170,757	4,140,428
#	Mota-Engil SGPS SA	344,465	2,672,359
* #	Novabase SGPS	56,005	370,458
* #	ParaRede SGPS SA	545,591	173,331
#	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	1,642,754
	Sag Gest - Solucoes Automovel Globais SGPS SA	283,240	701,015
#	Sociedade de Investimento e Gestao SGPS SA	241,216	3,531,244
*	Sonae Industria SGPS SA	280,469	3,291,763
* #	Sonaecom SGPS SA	583,911	4,905,734
*	Sporting Sociedad Desportiva de Futebol SAD	23,339	80,327
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	163,611
	Teixeira Duarte Engenharia e Construcoes SA	756,680	2,554,546
	Toyota Caetano Portugal SA	54,900	461,571
TOTAL COMMON STOCKS			28,727,043

RIGHTS/WARRANTS — (0.0%)
*	Finibanco Holdings SGPS SA Rights 03/12/07	171,803	52,571

TOTAL — PORTUGAL			28,779,614

SPAIN — (4.6%)
COMMON STOCKS — (4.6%)
#	Abengoa SA	105,048	3,811,317
#	Adolfo Dominguez SA	20,351	1,241,265
	Amper SA	84,324	1,232,542
* #	Avanzit SA	524,860	5,138,392
* #	Azkoyen SA	64,591	626,553
#	Banco de Andalucia SA	9,800	1,192,317
	Banco de Credito Balear SA	35,424	1,601,549
#	Banco Guipuzcoano SA	154,643	6,707,415
*	Baron de Ley SA	14,325	891,634
	Bodegas Riojanas SA	12,365	151,929
#	Campofrio Alimentacion SA	92,800	1,641,800
	Cementos Portland Valderrivas SA	16,881	2,509,437
	Compania de Distribucion Integral Logista SA	29,600	1,932,356

24

#	Compania Vinicola del Norte de Espana SA	16,600	$395,138
#	Construcciones y Auxiliar de Ferrocarriles SA	7,500	2,059,525
* #	Corporacion Dermoestetica	53,400	625,842
* #	Dogi International Fabrics SA	50,631	220,724
#	Duro Felguera SA	177,786	1,911,245
	Electnor SA	102,646	4,469,603
* #	Ercros SA	1,563,603	1,526,700
*	Espanola del Zinc SA	29,250	71,222
*	Estacionamientos Urbanos SA	4,200	0
#	Faes Farma SA	229,090	5,267,127
*	Federico Partenina SA	1,190	13,350
	Funespana SA	21,493	231,630
*	Funespana SA	614	6,623
	Grupo Catalana Occidente SA	105,535	4,219,857
#	Grupo Empresarial Ence SA	65,723	3,887,089
	Iberpapel Gestion SA	24,657	632,007
	Inbesos SA	12,494	504,126
	Indo Internacional SA	37,172	477,513
	Inmobiliaria del Sur SA	2,513	255,610
* #	La Seda de Barcelona SA	1,346,356	4,598,909
	Lingotes Especiales SA	22,080	224,466
	Mecalux SA	55,754	2,765,655
#	Miquel y Costas & Miquel SA	23,734	851,977
	Natra SA	72,406	987,090
* #	Natraceutical SA	746,798	1,814,587
#	NH Hoteles SA	235,729	5,317,500
*	Nicolas Correa SA	15,750	131,070
	Obrascon Huarte Lain SA	107,743	4,346,206
* #	Papeles y Cartones de Europa SA	118,848	1,161,456
	Pescanova SA	26,443	1,030,288
	Prim SA	29,620	556,822
	Prosegur Cia de Seguridad SA	59,750	2,099,511
* #	Service Point Solutions SA	197,081	717,857
*	Service Point Solutions SA	73,727	269,283
* #	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	140,767	966,484
	Sol Melia SA	112,700	2,565,546
#	SOS Cuetara SA	303,620	5,622,672
	Tavex Algodonera SA	185,541	819,730
* #	Tecnocom Telecomunicaciones y Energia SA	38,315	702,730
#	Tubacex SA	445,457	2,970,950
	Tubos Reunidos SA	104,798	2,454,297
	Unipapel SA	46,477	1,405,809
#	Uralita SA	338,493	2,591,764
* #	Urbanizaciones y Transportes SA	267,319	1,099,783
#	Vidrala SA	58,397	1,945,898
	Viscofan SA	164,345	3,387,183
* #	Zeltia SA, Madrid	535,667	4,844,909
TOTAL COMMON STOCKS			113,703,869

RIGHTS/WARRANTS — (0.0%)
*	Dogi International Fabrics SA Rights 02/23/07	3,689	1,074
*	NH Hoteles SA Rights 03/14/07	235,729	81,107
*	Papeles y Cartones de Europa SA Rights 02/26/07	108,031	94,355
TOTAL RIGHTS/WARRANTS			176,536

TOTAL — SPAIN			113,880,405

25

SWEDEN — (5.8%)
COMMON STOCKS — (5.8%)
*	Acando AB Series B	130,800	$323,882
* #	Active Biotech AB	77,400	878,375
	Addtech AB Series B	56,300	1,120,414
	Angpanneforeningen AB Series B	48,500	1,037,520
* #	Anoto Group AB	261,833	417,123
	Aros Quality Group AB	41,400	360,657
*	Artimplant AB Series B	144,000	73,447
#	Axfood AB	92,000	3,611,351
	Axis AB	183,494	2,556,886
	Ballingslov International AB	26,700	784,253
	Beiger Electronics AB	14,700	326,883
	Beijer AB Series B	14,100	506,548
	Beijer Alma AB	58,800	765,151
	Bergman & Beving AB Series B	66,900	1,847,760
	Bilia AB Series A	116,725	2,001,681
	Billerud AB	150,300	2,205,811
*	BioGaia AB Series B	38,000	214,998
*	Biotage AB	51,940	96,228
*	Bong Ljungdahl AB	24,800	232,008
*	Boras Waefveri AB Series B	11,200	36,743
* #	Boss Media AB	73,700	149,078
* #	Cantena AB	58,362	886,481
	Cardo AB	63,000	2,349,399
*	Carl Lamm AB	33,280	259,333
	Castellum AB	428,900	5,809,705
#	Clas Ohlson AB Series B	102,500	1,971,165
	Cloetta AB Series B	22,250	790,891
	Concordia Maritime AB Series B	70,300	462,829
* #	Consilium AB Series B	16,994	96,206
	D. Carnegie & Co. AB	148,200	3,106,003
*	DORO AB	400	297
*	Duroc AB Series B	2,700	12,083
#	Elekta AB Series B	317,200	6,768,012
	Elverket Vallentuna AB	8,650	51,049
* #	Enea Data AB Series B	1,012,000	492,361
	Eniro AB	288,700	3,394,253
	Expanda AB	19,547	278,103
	Fabege AB	205,350	5,517,811
	Fagerhult AB	16,800	364,625
*	Forshem Group AB Series B	9,400	79,297
	Geveko AB Series B	10,800	406,564
#	Gunnebo AB	106,800	1,157,350
	Gunnebo Industrier AB	10,000	254,400
	Haldex AB	64,700	1,572,412
#	Heba Fastighets AB Series B	14,500	394,311
	Hiq International AB	111,889	574,275
#	HL Display AB Series B	14,400	358,256
	Hoganas AB Series B	77,300	1,919,253

26

* #	Home Capital AB	25,400	$203,376
* #	Home Properties AB	25,400	366,025
	IBS AB Series B	195,200	689,326
*	Industrial & Financial Systems AB Series B	487,600	624,743
*	Intellecta AB Series B	5,500	43,385
	Intrum Justitia AB	163,100	2,155,230
	Invik and Co. AB Series B	15,540	371,502
	JM AB	291,468	8,671,604
	Klovern AB	303,476	1,255,765
	Kungsleden AB	432,600	7,271,095
	Lagercrantz Group AB Series B	64,300	309,794
*	LBI International AB	107,651	775,070
	Lennart Wallenstam Byggnads AB Class B	123,900	2,692,492
	Lindex AB	235,900	3,015,607
	Ljungberg Gruppen AB Series B	3,800	195,327
*	LogicaCMG P.L.C.	955,510	3,196,896
*	Lundin Petroleum AB	90,000	922,190
* #	Mandator AB	455,520	170,153
* #	Medivir Series B	17,250	121,456
*	Micronic Laser Systems AB	105,400	985,107
	Midelfart Sonesson AB Series A	4,160	12,253
	Midelfart Sonesson AB Series B	4,160	12,973
#	Munters AB	57,000	2,373,898
#	NCC AB Series B	118,100	3,169,767
	Nefab AB	55,300	607,671
* #	Net Insight AB Series B	924,000	820,135
	New Wave Group AB Series B	107,400	1,122,458
	NIBE Industrier AB	185,200	2,975,670
	Nobia AB	144,500	5,797,122
	Nolato AB Series B	66,440	663,124
*	Observer AB	245,156	1,012,413
	OEM International AB Series B	14,800	420,418
	OMX AB	189,900	3,597,374
	Orc Software AB	36,300	665,114
*	Ortivus AB	48,010	107,414
	Partnertech AB	28,800	469,038
#	PEAB AB Series B	125,200	2,898,561
* #	Pergo AB	135,000	980,587
	Poolia AB Series B	36,150	301,138
	Prevas AB Series B	16,000	70,690
*	Pricer AB Series B	1,711,500	148,974
*	Proact It Group AB	29,000	148,873
*	Proffice AB	215,400	702,221
	Profilgruppen AB	16,300	187,535
	Q-Med AB	159,200	1,973,504
*	RaySearch Laboratories AB	6,350	153,739
*	Readsoft AB Series B	48,800	168,772
	Rederi AB Transatlantic Series B	95,600	751,164
	rnb Retail & Brands AB	35,500	345,520
#	Rottneros Bruk AB	425,600	382,368
	Salus Ansvar AB Series B	38,900	187,207
	Sardus AB	18,100	297,304
*	Scribona AB Series A	40,100	34,114
*	Scribona AB Series B	226,140	189,503

27

*	Semcon AB	39,900	$320,019
	Sigma AB Series B	25,800	41,482
*	Sintercast AB	11,800	118,118
	Skanditek Industrifoervaltnings AB	156,975	981,675
	Skistar AB	94,800	1,461,412
	Studsvik AB	21,900	863,366
*	SWECO AB	36,800	1,363,377
* #	Switchcore AB	185,784	7,420
* #	Teleca AB Series B	157,200	651,786
* #	Telelogic AB	777,200	1,491,255
* #	Teligent AB	55,700	55,802
* #	Teligent AB Issue 07	55,700	54,155
*	Ticket Travel Group AB	41,152	93,833
	Trelleborg AB Series B	230,400	5,807,266
	Uniflex AB Series B	3,630	63,509
	VBG AB Series B	1,084	18,595
*	Vitrolife AB	41,500	194,957
*	Wedins Skor & Accessoarer AB	113,400	155,131
	Westergyllen AB Series B	9,400	49,938
	Wihlborgs Fastigheter AB	65,658	1,290,344
	Xponcard Group AB	7,300	121,964

TOTAL — SWEDEN			141,863,684

SWITZERLAND — (13.4%)
COMMON STOCKS — (13.3%)
*	4M Technologies Holding SA	18,445	48,370
	A. Hiestad Holding AG	1,426	1,927,278
*	Actelion, Ltd.	56,499	12,307,221
	AFG Arbonia-Forster Holding AG	4,266	2,008,952
	Allreal Holding AG	28,047	3,346,535
	Also Holding AG	16,678	936,823
	Ascom Holding AG	92,504	1,550,348
	Bachem AG	26,438	2,042,759
	Baloise-Holding AG	43,500	4,425,356
	Bank Coop AG	31,715	2,138,890
	Bank Sarasin & Cie Series B	1,778	6,626,626
	Banque Cantonale de Geneve	4,141	889,337
	Banque Cantonale du Jura	450	183,626
	Banque Cantonale Vaudoise	11,172	5,295,843
	Banque Privee Edmond de Rothschild SA	161	4,810,611
	Barry Callebaut AG	10,927	7,520,600
	Basellandschaftliche Kantonalbank	600	484,160
*	Basilea Pharmaceutica AG	2,629	567,432
	Basler Kantonalbank	5,250	515,750
	Belimo Holdings AG	1,884	1,907,911
	Bellevue Group AG	27,315	1,969,067
	Berner Kantonalbank	25,110	4,304,181
	Bobst Group AG	36,682	1,905,599
	Bossard Holding AG	8,467	598,177
	Bucher Industries AG	33,989	4,199,124
	BVZ (Brig Visp Zermatt) Holding AG	580	143,237
	Calida Holding AG	396	163,548
*	Card Guard AG	32,013	296,774

28

	Carlo Gavazzi Holding AG	1,065	$240,035
	Charles Voegele Holding AG	29,471	2,766,968
	Clariant AG	794,519	12,410,106
	Compagnie Financiere Tradition	5,202	823,315
	Converium Holding AG	546,150	9,257,246
	Conzzeta Holdings AG	1,415	2,720,407
*	COS Computer Systems AG	4,391	109,084
*	Crealogix Holding AG	3,388	276,153
	Daetwyler Holding AG	348	1,824,563
	Edipresse SA	1,572	783,583
	Eichhof Holding AG	458	750,754
	Elektrizitaets-Gesellschaft Laufenberg AG	3,207	3,537,523
*	ELMA Electronic AG	472	189,400
	Emmi AG	13,638	1,729,515
	Ems-Chemie Holding AG	31,716	3,930,561
	Energiedienst Holding AG	8,265	3,957,652
*	Escor Casino & Entertainment AG	2,010	45,690
#	Feintol International Holding AG	1,601	596,114
	Fischer (Georg) AG	11,518	7,450,967
	Flughafen Zuerich AG	13,645	4,669,206
*	Forbo Holding AG, Eglisau	5,990	2,434,476
	Fuchs Petrolub AG	19,809	1,328,028
	Galenica Holding AG	15,936	4,681,842
	Getaz Romang Holding SA	1,280	993,690
	Golay-Buchel Holding SA	40	86,971
	Gurit Holding AG	1,326	1,247,947
	Helvetia Holding AG	12,833	5,005,129
	Hexagon AB Series B	27,240	1,045,236
*	Implenia AG	49,554	1,273,045
	Industrieholding Cham AG	1,704	622,244
	Interroll-Holding SA	2,475	875,064
	Intershop Holding AG	3,444	890,147
*	IsoTis, Inc. SA	25,184	238,996
	Jelmoli Holding AG	1,521	4,606,423
	Jelmoli Holding AG	2,835	1,752,505
*	Kaba Holding AG	10,381	3,167,308
*	Kardex AG	17,985	751,181
	Komax Holding AG	9,005	1,158,639
#	Kudelski SA	106,944	3,953,007
	Kuoni Reisen Holding AG	13,794	7,910,112
	Lem Holdings SA	3,651	748,609
*	Logitech International SA	247,190	6,453,767
	Lonza Group AG	129,327	11,482,218
	Luzerner Kantonalbank	18,593	4,076,348
*	Medisize Holding AG	13,260	880,586
	Metraux Services SA	1,853	349,355
#	Micronas Semiconductor Holding AG	78,808	1,613,485
*	Mikron Holding AG	43,452	548,624
	Mobilezone Holding AG	115,610	730,257
	Orell Fuessli Holding AG	5,076	810,126
	OZ Holding AG	10,374	779,617
*	Parco Industriale e Immobiliare SA	600	1,723
	Phoenix Mecano AG	3,041	1,485,975
	Phonak Holding AG	3,273	246,642

29

	PSP Swiss Property AG	148,025	$8,415,761
	PubliGroupe SA	6,325	2,281,051
	Rieters Holdings AG	15,890	8,019,352
	Romande Energie Holding SA	2,839	4,096,380
*	Schaffner Holding AG	1,830	332,165
*	Schulthess Group	1,457	1,361,457
	Schweiter Technology AG	4,193	1,310,300
	Schweizerhall Holding AG	8,648	1,135,180
#	Schweizerische National Versicherungs Gesellschaft	1,881	1,326,088
*	SEZ Holding AG	53,128	1,677,628
	SIA Abrasives Holding AG	2,381	878,395
	Siegfried Holding AG	8,560	1,247,669
	Sig Holding AG	20,338	6,827,348
*	Sihl	150	369
	Sika AG	8,623	14,408,293
	Societa Elettrica Sopracenerina SA	2,409	570,413
	Societe Generale d’Affichage	5,872	1,116,434
*	Spirt Avert AG	1,409	10,607
	St. Galler Kantonalbank	9,217	4,393,165
	Straumann Holding AG	12,103	3,173,177
	Sulzer AG	14,002	17,017,531
	Swiss Prime Site AG	81,434	4,742,659
*	Swisslog Holding AG	798,972	1,032,010
	Swissquote Group Holding SA	4,122	1,534,325
	Tamedia AG	15,322	2,136,678
#	Tecan Group AG	40,139	2,561,582
*	Temenos Group AG	152,630	2,836,377
*	Tornos SA	38,028	543,366
*	UMS Schweizerische Metallwerke Holding AG	17,585	360,576
*	Unilabs SA	23,874	850,105
	Valiant Holding AG	60,231	7,381,563
	Valora Holding AG	12,004	3,393,381
	Vaudoise Assurances Holdings SA	3,233	527,267
	Villars Holding SA	150	56,152
*	Von Roll Holding AG	379,814	2,326,915
	Vontobel Holdings AG	114,466	5,462,569
	Walliser Kantonalbank	1,457	584,462
	WMH Walter Meier Holding AG	4,878	787,731
	Zehnder Holding AG	786	1,669,275
	Zueblin Immobilien Holding AG	78,908	805,186
	Zuger Kantonalbank	630	1,984,456
TOTAL COMMON STOCKS			326,587,697

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG	19,809	1,370,490

RIGHTS/WARRANTS — (0.0%)
*	Unilabs SA Warrants 12/15/08	23,874	25,073

TOTAL — SWITZERLAND			327,983,260

30

UNITED KINGDOM — (0.0%)
COMMON STOCKS — (0.0%)
* Total Produce P.L.C.	897,420	$916,580

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 03/01/07 (Collateralized by $19,720,000 FNMA 3.50%, 03/25/33, valued at $4,497,044) to be repurchased at $4,430,639	$4,430	4,430,000

TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL — (15.5%)
@ Repurchase Agreement, Bear Sterns 5.32%, 03/01/07 (Collateralized by $429,824 FHLB Bond 5.125%, 02/21/08, valued at $430,919) to be repurchased at $422,469	422	422,407
@ Repurchase Agreement, Countrywide Securities 5.32%, 03/01/07 (Collateralized by $392,180,056 FHLMC, rates ranging from 5.500% to 6.000%, maturities ranging from 03/15/29 to 03/01/37 & FNMA, rates ranging from 5.500% to 7.397%(r), maturities ranging from12/01/26 to 03/01/37, valued at $388,288,142) to be repurchased at $380,730,668	380,674	380,674,413
TOTAL TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL		381,096,820

TOTAL INVESTMENTS - (100.0%)
(Cost $1,613,071,889)##		$2,456,488,682

31

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

February 28, 2007

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.4%)
COMMON STOCKS — (0.4%)
	Acindar Industria Argentina de Aceros SA Series B	601,249	$809,643
*	Alpargatas SAIC	1,078	1,806
	Alto Palermo SA Series A	5,000	15,805
	BBVA Banco Frances SA	399,900	1,510,597
*	Capex SA Series A	52,893	154,657
*	Celulosa Argentina SA Series B	24,922	17,253
*	Central Puerto SA Series B	16,000	12,695
*	Endesa Costanera SA Series B	114,100	121,547
*	Gas Natural Ban SA	345,000	207,206
*	IRSA Inversiones y Representaciones SA	657,649	1,091,397
*	Juan Minetti SA	353,151	305,873
	Ledesma S.A.A.I.	242,632	152,627
*	Metrogas SA Series B	543,115	248,937
*	Molinos Rio de la Plata SA Series B	596,060	712,215
	Siderar S.A.I.C. Series A	649,191	4,247,880
	Solvay Indupa S.A.I.C.	555,366	575,814
*	Transportadora de Gas del Sur SA Series B	445,280	563,018

TOTAL — ARGENTINA			10,748,970

BRAZIL — (11.3%)
COMMON STOCKS — (1.6%)
	Arcelor Brasil SA	445,346	10,122,932
	Brasil Telecom Participacoes SA	59,520,574	1,020,874
	Companhia de Bebidas das Americas	8,998,884	4,200,597
	Companhia Siderurgica Nacional SA	241,404	8,435,763
	Copesul Companhia Petroquimica do Sul	55,860	1,003,662
	CPFL Energia SA	1,935	25,779
	Empresa Brasileira de Aeronautica SA	696,921	7,887,811
	Lojas Renner SA	15,810	222,853
	Perdigao SA	7,898	95,350
	Souza Cruz SA	291,700	5,282,377
*	Tele Norte Celular Participacoes SA	57,624,254	33,153
	Tele Norte Leste Participacoes SA	59,254	1,522,916
	Tractebel Energia SA	203,300	1,653,820
*	Vivo Participacoes SA	64,140	390,194
TOTAL COMMON STOCKS			41,898,081

PREFERRED STOCKS — (9.7%)
	Ambev Cia de Bebidas das Americas	12,453,835	6,072,750
	Ambev Cia de Bebidas das Americas ADR	361,000	17,461,570
	Aracruz Celulose SA ADR	48,400	2,597,144
	Aracruz Celulose SA Series B	711,999	3,827,771

1

Banci Itau Holding Financeira SA	868,000	$29,595,095
Banco Bradesco SA	802,158	29,616,105
Brasil Telecom Participacoes SA	234,026,240	1,892,738
Brasil Telecom SA	626,730,875	2,976,270
Braskem SA Preferred A	435,600	2,830,732
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	58,650,000	1,738,341
Companhia Energetica de Minas Gerais	109,900,000	5,235,086
Companhia Paranaense de Energia-Copel Series B	100,000,000	1,165,291
Companhia Vale do Rio Doce ADR	170,800	5,047,140
Companhia Vale do Rio Doce Series A	1,853,760	54,445,731
Empresa Nasional de Comercio Redito e Participacoes SA	480,000	3,463
Gerdau SA	697,734	11,947,523
Gol Linhas Aereas Inteligentes SA	70,500	2,018,085
Investimentos Itau SA	3,300,893	17,730,333
Klabin SA	682,875	1,655,259
Metalurgica Gerdau SA	148,275	3,254,988
Suzano Papel e Celullose SA	143,545	1,468,958
Tele Norte Leste Participacoes SA	180,034	2,331,400
Tele Norte Leste Participacoes SA ADR	137,000	1,776,890
Telecomunicacoes de Sao Paulo SA	621,100	15,178,214
Telemar Norte Leste SA	165,100	3,231,148
Tim Participacoes SA ADR	109,680	3,472,469
Unibanco-Uniao de Bancos Brasileiros SA	40,000	147,135
Unibanco-Uniao de Bancos Brasileiros SA ADR	46,000	3,932,080
Unibanco-Uniao de Bancos Brasileiros Units SA	1,026,260	8,779,230
Usinas Siderurgicas de Minas Gerais SA Series A	200,539	8,327,026
Usinas Siderurgicas de Minas Gerais SA Series B	325	13,181
Vale do Rio Doce Series B	81,160	0
* Vivo Participacoes SA	1,148,746	4,279,695
# Vivo Participacoes SA ADR	110,000	407,000
Votorantim Celulose e Papel SA	71,336	1,291,483
Weg SA	489,800	3,626,437
TOTAL PREFERRED STOCKS		259,373,761

TOTAL — BRAZIL		301,271,842

CHILE — (3.1%)
COMMON STOCKS — (3.1%)
Banco de Chile Series F ADR	48,815	2,255,253
Banco de Credito e Inversiones SA Series A	14,204	445,068
Banco Santander Chile SA Sponsored ADR	295,998	14,089,505
CAP SA (Compania de Aceros del Pacifico)	50,661	770,224
Colbun SA	6,866,470	1,311,294
Compania Cervecerias Unidas SA ADR	115,400	3,410,070
Compania General de Electricidad SA	9,700	77,334
Compania Telecomunicaciones de Chile SA Sponsored ADR	421,400	3,581,900
* Corpbanca SA	69,972,500	368,447
Distribucion y Servicio D&S SA ADR	208,828	4,009,498
Embotelladora Andina SA ADR	109,600	1,802,920
Embotelladora Andina SA Series B ADR	89,100	1,699,137
Empresa Nacional de Electricidad SA ADR	514,018	19,943,898
Empresa Nacional de Telecomunicaciones SA	14,500	186,845
Empresas CMPC SA	7,693	248,184
Empresas Copec SA	117,000	1,507,648
Enersis SA ADR	361,903	5,663,782

2

Lan Airlines SA ADR	125,900	$8,583,862
* Madeco Manufacturera de Cobre SA ADR	4,450	50,507
Masisa SA ADR	38,553	426,011
S.A.C.I. Falabella SA	232,700	949,180
Sociedad Quimica y Minera de Chile SA ADR	61,300	8,366,224
Sociedad Quimica y Minera de Chile SA ADR Class A	902	128,941
Vina de Concha y Toro SA ADR	67,750	2,155,805

TOTAL — CHILE		82,031,537

CZECH REPUBLIC — (1.1%)
COMMON STOCKS — (1.1%)
CEZ A.S.	381,144	15,263,300
Komercni Banka A.S.	27,759	4,549,564
Phillip Morris CR A.S.	954	498,716
Telefonica 02 Czech Republic A.S.	230,085	5,974,457
* Unipetrol A.S.	119,768	1,233,525
Zentiva NV	38,106	2,144,990

TOTAL — CZECH REPUBLIC		29,664,552

HUNGARY — (2.0%)
COMMON STOCKS — (2.0%)
ELMU NYRT	185	29,753
Magyar Telekom Telecommunications P.L.C.	1,050,555	5,122,006
MOL Hungarian Oil & Gas NYRT	168,429	18,053,877
OTP Bank NYRT	404,689	17,244,085
Richter Gedeon NYRT	46,937	9,121,196
Tiszai Vegyi Kombinat RT	88,824	3,406,132

TOTAL — HUNGARY		52,977,049

INDIA — (11.1%)
COMMON STOCKS — (11.1%)
Aban Offshore, Ltd.	14,011	562,298
ABB, Ltd. India	40,539	3,316,410
Adani Enterprises, Ltd.	51,000	242,383
Aditya Birla Nuvo, Ltd.	21,203	571,669
Amtek Auto, Ltd.	43,171	362,467
Apollo Hospitals Enterprise, Ltd.	21,437	240,852
Arvind Mills, Ltd.	90,436	103,200
* ASC Enterprises, Ltd.	304,209	1,034,219
Ashok Leyland, Ltd.	621,735	558,407
Asian Paints (India), Ltd.	81,536	1,360,720
Aventis Pharma, Ltd.	8,241	229,552
Bajaj Auto, Ltd.	102,119	6,034,193
Bajaj Hindusthan, Ltd.	49,677	197,535
Balrampur Chini Mills, Ltd.	41,380	55,193
Bharat Earth Movers, Ltd.	32,527	813,823
Bharat Forge, Ltd.	174,384	1,297,370
Biocon, Ltd.	87,444	903,887
Cadila Healthcare, Ltd.	43,470	314,136
Century Textiles & Industries, Ltd.	51,740	628,980
Chennai Petroleum Corp., Ltd.	63,105	274,966
Cipla, Ltd.	880,500	4,637,891

3

	Colgate-Palmolive (India), Ltd.	84,376	$612,249
	Crompton Greaves, Ltd.	184,828	824,280
	Cummins India, Ltd.	135,892	774,374
	Dabur India, Ltd.	226,618	500,548
	Dr. Reddy’s Laboratories, Ltd.	174,080	2,641,796
	EIH, Ltd.	141,150	300,338
	Gammon India, Ltd.	46,112	330,780
	GlaxoSmithKline Pharmaceuticals, Ltd.	89,046	2,329,553
	Glenmark Pharmaceuticals, Ltd.	62,577	755,751
	Godrej Consumer Products, Ltd.	95,928	325,313
	Godrej Industries, Ltd.	32,909	120,975
	Great Eastern Shipping Co., Ltd.	110,304	517,020
*	Great Offshore, Ltd.	27,576	356,791
	Gujarat Ambuja Cements, Ltd.	1,452,686	3,800,553
	HCL Infosystems, Ltd.	86,934	300,434
	HCL Technologies, Ltd.	265,435	3,568,545
	HDFC Bank, Ltd.	386,733	8,232,210
	Hero Honda Motors, Ltd. Series B	286,616	4,338,929
	Hindustan Construction Co., Ltd.	40,914	94,668
	Hindustan Lever, Ltd.	2,697,394	10,726,499
	ICICI Bank Sponsored ADR	20,700	793,431
*	India Cements, Ltd.	60,633	244,949
	Indiabulls Financial Services, Ltd.	47,000	416,492
	Indian Hotels Co., Ltd.	644,960	2,076,324
	Indian Petrochemicals Corp., Ltd.	251,964	1,474,176
	Industrial Development Bank of India, Ltd.	678,674	1,234,308
	Infosys Technologies, Ltd.	636,629	29,937,277
	ITC, Ltd.	3,899,423	15,121,234
	IVRCL Infrastructures & Projects, Ltd.	22,647	148,779
	Jaiprakash Associates, Ltd.	20,000	247,136
	Jammu & Kashmir Bank, Ltd.	20,547	290,091
	Jindal Steel & Power, Ltd.	20,902	1,101,663
	JSW Steel, Ltd.	106,526	1,129,588
	Jubilant Organosys, Ltd.	95,560	523,436
	Lakshmi Machine Works, Ltd.	3,903	265,848
	Larsen & Toubro, Ltd.	216,588	7,271,040
	Lupin, Ltd.	65,216	888,459
	Madras Cements, Ltd.	4,361	283,031
	Mahindra & Mahindra, Ltd.	267,561	4,869,358
	Mangalore Refinery & Petrochemicals, Ltd.	846,013	699,712
	Maruti Udyog, Ltd.	326,177	6,182,175
	Matrix Laboratories, Ltd.	95,511	389,294
*	McDowell India Spirits, Ltd.	4,382	7,077
	Moser Baer (India), Ltd.	58,962	438,696
	Motor Industries Co., Ltd.	24,968	1,970,563
	Nagarjuna Construction Co., Ltd.	37,276	131,082
	Nicholas Piramal India, Ltd.	76,008	387,511
	Nirma, Ltd.	45,668	349,384
	Pantaloon Retail India, Ltd.	58,580	555,962
	Patni Computer Systems, Ltd.	116,382	1,106,842
*	Petronet LNG, Ltd.	97,953	100,589
	Proctor & Gamble Hygiene & Health Care, Ltd.	11,227	208,987
	Ranbaxy Laboratories, Ltd.	411,794	3,137,250
	Raymond, Ltd.	35,367	275,736
*	Reliance Capital, Ltd.	86,097	1,212,028

4

*	Reliance Communications, Ltd.	1,721,955	$15,856,939
	Reliance Energy, Ltd.	339,176	3,669,713
	Reliance Industries, Ltd.	1,721,955	52,666,718
*	Reliance Natural Resources, Ltd.	1,721,955	916,620
	Satyam Computer Services, Ltd.	772,898	7,215,270
	Sesa Goa, Ltd.	26,750	1,076,413
	Shree Cement, Ltd.	12,572	325,618
	Siemens India, Ltd.	142,115	3,531,480
	Sterling Biotech, Ltd.	83,096	300,285
	Sterlite Industries (India), Ltd. Series A	431,495	4,570,180
	Sun Pharmaceuticals Industries, Ltd.	162,432	3,402,580
	Tata Chemicals, Ltd.	130,261	631,674
	Tata Consultancy Services, Ltd.	504,652	13,539,520
	Tata Motors, Ltd.	408,049	7,220,808
	Tata Power Co., Ltd.	170,018	2,088,701
	Tata Steel, Ltd.	592,597	5,921,853
	Tata Tea, Ltd.	41,503	578,216
*	Tata Teleservices Maharashtra, Ltd.	1,648,110	812,467
	Thermax, Ltd.	46,429	400,444
	Titan Industries, Ltd.	7,547	141,097
	TVS Motor Co., Ltd.	33,921	46,993
	Unitech, Ltd.	46,000	379,433
	United Phosphorus, Ltd.	69,388	502,802
	United Spirits, Ltd.	25,794	432,620
	UTI Bank, Ltd.	349,044	3,624,657
	Videsh Sanchar Nigam, Ltd.	155,496	1,293,795
	Wipro, Ltd.	880,456	11,169,398
*	Wire & Wireless India, Ltd.	264,530	613,005
	Wockhardt, Ltd.	38,730	310,025
	Zee Entertainment Enterprises, Ltd.	529,060	2,799,788
*	Zee News, Ltd.	239,188	213,122

TOTAL — INDIA			296,913,499

INDONESIA — (2.8%)
COMMON STOCKS — (2.8%)
	PT Astra Agro Lestari Tbk	250,000	344,152
	PT Astra International Tbk	8,046,961	12,403,948
	PT Bank Central Asia Tbk	6,630,000	3,581,940
	PT Bank Danamon Indonesia Tbk	2,896,000	1,826,588
	PT Bumi Resources Tbk	4,150,000	550,529
	PT Gudang Garam Tbk	2,627,500	3,129,746
	PT Indocement Tunggal Prakarsa Tbk	1,135,000	716,185
	PT Indofood Sukses Makmur Tbk	5,300,000	907,130
	PT Indosat Tbk	7,961,500	5,142,029
	PT International Nickel Indonesia Tbk	331,000	1,408,752
	PT Kalbe Farma Tbk	5,200,000	696,257
	PT Medco Energi International Tbk	240,000	96,096
*	PT Panasia Indosyntec Tbk	75,100	3,290
	PT Semen Gresik Tbk	826,500	3,499,088
	PT Telekomunikasi Indonesia Tbk	33,437,640	33,096,732
	PT Unilever Indonesia Tbk	9,580,000	5,888,741
	PT United Tractors Tbk	943,000	719,402
TOTAL COMMON STOCKS			74,010,605

5

RIGHTS/WARRANTS — (0.0%)
* Lippo Karawaci Free Warrants 11/30/07	91,754	$1,181

TOTAL — INDONESIA		74,011,786

ISRAEL — (4.5%)
COMMON STOCKS — (4.5%)
Africa-Israel Investments, Ltd.	31,387	2,783,165
Bank Hapoalim B.M.	2,309,640	10,721,312
Bank Leumi Le-Israel	2,521,861	9,058,655
Bezeq Israeli Telecommunication Corp., Ltd.	3,036,759	4,743,083
Clal Industries, Ltd.	215,443	1,251,577
Clal Insurance Enterprise Holdings, Ltd.	42,165	1,069,184
Delek Group, Ltd.	4,584	826,886
Discount Investment Corp.	66,100	1,996,022
Elbit Systems, Ltd.	56,043	1,918,247
* First International Bank of Israel, Ltd.	205,277	511,430
* First International Bank of Israel, Ltd. Par Value $0.05	48,660	627,479
IDB Development Corp., Ltd. Series A	60,607	2,084,846
IDB Holding Corp., Ltd.	36,578	1,047,981
Israel Chemicals, Ltd.	1,410,154	8,657,107
Israel Corp., Ltd. Series A	5,500	2,887,293
* Koor Industries, Ltd.	22,390	1,209,983
Makhteshim-Agan Industries, Ltd.	843,283	5,048,924
Migdal Insurance Holdings, Ltd.	600,593	879,273
* NICE Systems, Ltd. ADR	66,504	2,276,432
Ormat Industries, Ltd.	113,997	1,359,012
Osem Investment, Ltd.	108,870	949,236
Partner Communications Co., Ltd.	124,006	1,696,798
Strauss Group, Ltd.	55,697	615,708
Teva Pharmaceutical Industries, Ltd.	173,280	6,171,112
Teva Pharmaceutical Industries, Ltd. ADR	1,322,025	47,011,209
United Mizrahi Bank, Ltd.	384,693	2,747,233

TOTAL — ISRAEL		120,149,187

MALAYSIA — (5.2%)
COMMON STOCKS — (5.2%)
* Airasia Berhad	1,839,000	856,195
AmInvestment Group Berhad	406,882	240,681
AMMB Holdings Berhad	2,103,331	2,006,619
Asiatic Development Berhad	395,100	564,287
Batu Kawan Berhad	15,000	35,334
Berjaya Sports Toto Berhad	973,600	1,262,307
British American Tobacco Berhad	295,300	3,753,903
Bumiputra-Commerce Asset Holdings Berhad	3,547,127	9,480,974
Digi.Com Berhad	767,162	3,725,460
EON Capital Berhad	223,600	402,184
Fraser & Neave Holdings Berhad	61,000	125,507
Gamuda Berhad	726,300	1,389,153
Genting Berhad	697,300	7,070,663
Golden Hope Plantations Berhad	948,200	1,773,338
Highlands and Lowlands Berhad	107,500	178,037
Hong Leong Bank Berhad	1,607,150	2,824,468

6

	Hong Leong Financial Group Berhad	738,729	$1,202,774
	IGB Corp. Berhad	907,900	570,729
	IJM Corp. Berhad	424,800	1,055,744
	IOI Corp. Berhad	1,083,620	5,974,718
	IOI Properties Berhad	151,300	449,443
	KLCC Property Holdings Berhad	580,000	523,549
	KNM Group Berhad	139,000	432,762
	Kuala Lumpur Kepong Berhad	1,120,500	3,359,862
	Lion Diversified Holdings Berhad	263,900	456,378
	Magnum Corp. Berhad	1,487,600	1,274,807
	Malakoff Berhad	835,700	2,409,492
	Malayan Banking Berhad	3,065,000	10,950,236
	Malayan Cement Berhad	1,365,100	569,283
*	Malaysian Airlines System Berhad	904,100	1,433,826
	Malaysian Pacific Industries Berhad	170,000	500,228
*	Malaysian Plantations Berhad	927,500	746,942
	Maxis Communications Berhad	1,631,600	5,451,838
	MISC Berhad	3,003,132	7,977,958
	MMC Corp. Berhad	828,700	1,290,829
	Nestle (Malaysia) Berhad	229,200	1,563,506
	Oriental Holdings Berhad	215,300	297,819
	Petronas Dagangan Berhad	813,400	1,324,458
	Petronas Gas Berhad	1,304,200	3,220,722
	Plus Expressways Berhad	3,046,800	2,558,448
	Pos Malaysia & Services Holdings Berhad	460,300	599,281
	PPB Group Berhad	1,159,200	1,870,993
	Proton Holdings Berhad	389,000	800,817
	Public Bank Berhad	1,550,201	4,072,651
	Resorts World Berhad	1,120,700	4,801,696
	RHB Capital Berhad	1,849,900	2,316,279
	Shell Refining Co. Federation of Malaysia Berhad	227,000	661,128
	Sime Darby Berhad	2,334,600	5,201,056
	SP Setia Berhad	718,000	1,312,103
	Star Publications (Malaysia) Berhad	485,600	438,347
	Telekom Malaysia Berhad	2,832,800	8,171,503
	Tenaga Nasional Berhad	3,262,000	11,179,290
	Top Glove Corp. Berhad	72,100	182,178
	Transmile Group Berhad	164,000	655,810
	UEM World Berhad	560,500	577,314
	UMW Holdings Berhad	364,533	957,764
	YTL Corp. Berhad	1,578,966	3,091,112
*	YTL Power International Berhad	647,912	414,445

TOTAL — MALAYSIA			138,589,228

MEXICO — (12.1%)
COMMON STOCKS — (12.1%)
#	Alfa S.A. de C.V. Series A	640,590	4,102,594
	America Movil S.A.B. de C.V. ADR	376,240	16,479,312
#	America Movil S.A.B. de C.V. Series L	45,669,559	99,813,443
* #	Carso Global Telecom S.A. de C.V. Telecom Series A1	3,638,671	12,512,189
	Cementos de Mexico S.A.B de C.V. Series B	4,243,502	14,455,167
	Cemex S.A.B. de C.V. ADR	570,622	19,389,736
	Coca-Cola Femsa S.A. de C.V. Series L	1,174,400	4,039,426

7

* #	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	87,127	$229,442
	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	1,107	580
	Corporativo Fragua S.A. de C.V. Series B	21	141
*	Desc S.A. de C.V. Series B	123,968	187,659
	El Puerto de Liverpool S.A.B. de C.V. Series C1	339,500	1,401,887
*	Embotelladora Arca S.A. de C.V., Mexico	334,100	1,197,041
	Empresas ICA S.A.B. de C.V	103,950	372,440
#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	754,800	8,355,792
	Gruma S.A. de C.V. Series B	90,406	285,449
#	Grupo Carso S.A. de C.V. Series A-1	2,486,832	8,264,046
	Grupo Continental S.A. de C.V.	358,600	738,772
#	Grupo Elektra S.A. de C.V.	104,000	1,574,411
	Grupo Financiero del Norte S.A.B. de C.V. Series C	2,275,936	8,827,146
	Grupo Financiero Inbursa S.A. de C.V. Series O	2,069,088	3,743,714
*	Grupo Gigante S.A. de C.V. Series B	117,282	138,668
#	Grupo Industrial Bimbo S.A. de C.V. Series A	1,011,700	4,712,241
	Grupo Industrial Maseca S.A. de C.V. Series B	229,000	210,248
	Grupo Mexico S.A.B. de C.V. Series B	2,792,574	12,106,607
#	Grupo Modelo S.A. de C.V. Series C	1,951,800	9,903,931
*	Grupo Nutrisa S.A. de C.V.	129	139
*	Grupo Qumma S.A. de C.V. Series B	1,591	26
	Grupo Televisa S.A. (Certificate Representing Series A, Series D & Series L)	2,117,800	11,552,464
	Grupo Televisa S.A. de C.V. ADR	58,100	1,585,549
* #	Impulsora del Desarrollo Economico de America Latina S.A. de C.V.	3,161,776	3,593,893
#	Industrias Penoles S.A. de C.V.	324,600	3,169,184
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	980,200	4,110,726
	Organizacion Soriana S.A.B. de C.V. Series B	1,997,700	5,709,913
*	Promotora y Operadora de Infraestructura S.A. de C.V.	2,120	5,127
*	Savia S.A. de C.V.	120,000	8,599
#	Telefonos de Mexico S.A. de C.V.	12,016,800	17,447,943
	Telefonos de Mexico S.A. de C.V. Series A	200,000	295,588
*	US Commercial Corp. S.A. de C.V.	223,000	29,562
	Vitro S.A. de C.V.	147,450	295,846
#	Wal-Mart de Mexico S.A. de C.V. Series V	11,125,875	42,852,388

TOTAL — MEXICO			323,699,029

PHILIPPINES — (1.1%)
COMMON STOCKS — (1.1%)
	Aboitiz Equity Ventures, Inc.	3,075,000	522,404
	Ayala Corp. Series A	329,815	3,820,872
	Ayala Land, Inc.	13,984,765	4,440,612
	Bank of the Philippine Islands	3,533,947	4,527,931
*	Equitable PCI Bank, Inc.	1,502,227	3,126,471
*	Filipina Water Bottling Corp.	2,006,957	0
	Metro Bank and Trust Co.	1,726,035	2,195,287
	Petron Corp.	10,061,000	912,859
	Philippine Long Distance Telephone Co.	147,400	7,165,714
*	Pilipino Telephone Corp.	876,000	127,159
	SM Prime Holdings, Inc.	12,673,177	2,902,814
	Universal Robina Corp.	587,900	210,255

TOTAL — PHILIPPINES			29,952,378

8

POLAND — (2.3%)
COMMON STOCKS — (2.3%)
	Agora SA	98,779	$1,356,648
	Bank Millennium SA	1,380,447	4,581,976
	Bank Pekao SA	156,792	12,184,604
	Bank Przemyslowo Handlowy BPH SA	31,526	9,688,345
	Bank Zackodni WBK SA	88,646	6,786,544
*	Bioton SA	622,844	458,363
	Browary Zywiec SA	15,020	2,538,160
*	Cersanit SA	172,287	2,399,950
*	Getin Holdings SA	351,058	1,737,190
*	Grupa Lotos SA	72,750	1,033,029
	Kredyt Bank SA	197,082	1,449,310
	Mondi Packaging Paper Swiecie SA	77,963	2,447,815
	Netia Holdings SA	390,681	595,214
	Polski Koncern Naftowy Orlen SA	369,958	5,490,891
	Telekomunikacja Polska SA	940,603	7,185,307
*	TVN SA	107,166	943,460

TOTAL — POLAND			60,876,806

SOUTH AFRICA — (12.4%)
COMMON STOCKS — (12.4%)
	ABSA Group, Ltd.	475,143	9,015,724
	African Bank Investments, Ltd.	434,209	1,660,904
	African Oxygen, Ltd.	354,545	1,479,662
*	African Rainbow Minerals, Ltd.	15,125	203,103
	Anglo American Platinum Corp., Ltd.	223,876	32,020,838
	AngloGold Ashanti, Ltd.	402,684	17,683,518
	Aspen Pharmacare Holdings, Ltd.	430,278	2,092,958
	Barloworld, Ltd.	311,893	7,487,165
	Bidvest Group, Ltd.	412,943	8,066,914
	Discovery Holdings, Ltd.	640,846	2,608,028
	Edgars Consolidated Stores, Ltd.	724,277	4,442,343
	Exxaro Resources, Ltd.	94,989	805,674
	FirstRand, Ltd.	7,981,316	26,473,164
	Foschini, Ltd.	247,044	2,231,773
	Gold Fields, Ltd.	306,889	5,365,285
	Gold Fields, Ltd. Sponsored ADR	404,300	7,127,809
*	Harmony Gold Mining Co., Ltd.	416,418	5,674,236
	Impala Platinum Holdings, Ltd.	610,844	17,428,135
	Imperial Holdings, Ltd.	289,896	6,586,277
	Investec, Ltd.	255,661	3,029,412
	JD Group, Ltd.	238,923	2,999,747
*	Kumba Iron Ore, Ltd.	94,989	1,675,117
	Liberty Group, Ltd.	356,007	3,949,356
	Massmart Holdings, Ltd.	195,651	2,272,720
	Mittal Steel South Africa, Ltd.	573,955	8,734,249
	MTN Group, Ltd.	2,048,030	24,943,868
	Nampak, Ltd.	796,643	2,562,184
	Naspers, Ltd. Series N	461,853	10,941,213
	Nedbank Group, Ltd.	565,855	10,552,319
	Network Healthcare Holdings, Ltd.	2,027,252	3,954,208

9

	Pick’n Pay Stores, Ltd.	654,640	$2,977,259
	Pretoria Portland Cement Co., Ltd.	44,261	2,578,344
	Reunert, Ltd.	272,528	2,887,237
	Sanlam, Ltd.	2,478,176	6,497,040
	Santam, Ltd.	109,542	1,533,129
	Sappi, Ltd.	243,332	3,455,985
	Sappi, Ltd. ADR	30,300	437,532
	Sasol, Ltd. Sponsored ADR	542,400	17,465,280
	Shoprite Holdings, Ltd.	640,645	2,394,472
	Standard Bank Group, Ltd.	1,631,952	22,717,642
	Steinhoff International Holdings, Ltd.	1,363,005	4,919,039
	Sun International, Ltd.	152,715	2,830,809
	Telkom South Africa, Ltd.	710,238	16,028,507
	Tiger Brands, Ltd.	197,495	4,772,843
	Truworths International, Ltd.	711,817	3,344,720
	Woolworths Holdings, Ltd.	1,238,949	3,488,559

TOTAL — SOUTH AFRICA			332,396,300

SOUTH KOREA — (10.8%)
COMMON STOCKS — (10.8%)
#	Amorepacific Corp.	2,152	327,759
#	Amorepacific Corp.	3,527	2,083,538
	Cheil Industrial, Inc.	20,690	853,372
#	CJ Corp.	8,888	923,313
	Daegu Bank Co., Ltd.	58,240	997,596
#	Daelim Industrial Co., Ltd.	18,800	1,613,950
#	Daewoo Engineering & Construction Co., Ltd.	267,270	5,442,016
#	Daewoo International Corp.	45,870	1,835,817
#	Daewoo Securities Co., Ltd.	103,195	1,919,386
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	5,036,531
	Dong Bu Insurance Co., Ltd.	16,740	459,094
#	Doosan Heavy Industries & Construction Co., Ltd.	28,950	1,532,673
	Doosan Infracore Co., Ltd.	97,520	2,064,979
	GS Engineering & Construction Corp.	27,320	2,509,683
	GS Holdings Corp.	42,945	1,473,180
	Han Wha Corp.	22,240	789,122
	Hana Financial Group, Inc.	112,261	5,976,629
	Hanjin Heavy Industry Co., Ltd.	20,780	652,392
	Hankook Tire Manufacturing Co., Ltd.	84,420	1,386,781
	Hite Brewery Co., Ltd.	13,530	1,461,961
* #	Hynix Semiconductor, Inc.	118,050	3,921,493
	Hyundai Department Store Co., Ltd.	7,630	686,636
	Hyundai Development Co.	37,270	2,255,528
	Hyundai Heavy Industries Co., Ltd.	49,890	8,548,212
#	Hyundai Merchant Marine Co., Ltd.	24,600	507,567
	Hyundai Mobis	53,070	4,427,410
	Hyundai Motor Co., Ltd.	122,979	9,030,375
	Hyundai Steel Co.	58,560	2,066,675
#	Kangwon Land, Inc.	150,410	2,874,721
	KCC Corp.	7,410	2,011,495
*	Kia Motors Corp.	263,640	3,415,189
	Kookmin Bank	161,175	14,476,233
*	Kookmin Bank Sponsored ADR	31,000	2,769,540
*	Korea Electric Power Corp.	495,290	20,698,153

10

	Korea Exchange Bank	200,200	$2,889,179
	Korea Gas Corp.	47,100	1,842,506
	Korea Investment Holdings Co., Ltd.	18,640	932,974
	KT Corp.	195,930	8,776,119
	KT Freetel, Ltd.	47,030	1,291,245
	KT&G Corp.	103,590	6,259,020
*	LG Card Co., Ltd.	73,259	4,837,802
	LG Chemical, Ltd.	36,776	1,707,997
#	LG Corp.	136,225	4,506,653
	LG Dacom Corp.	2,090	44,559
	LG Electronics, Inc.	88,910	5,651,178
	LG Household & Healthcare Co., Ltd.	5,120	624,532
* #	LG Phillips LCD Co., Ltd.	106,110	3,497,511
	Lotte Confectionary Co., Ltd.	350	448,494
*	NCsoft Corp.	6,150	341,442
#	POSCO	46,060	17,287,191
	Pusan Bank	57,230	795,022
	S1 Corp.	3,130	125,277
	Samsung Corp.	77,520	2,553,315
#	Samsung Electro-Mechanics Co., Ltd.	37,767	1,428,223
	Samsung Electronics Co., Ltd.	77,768	46,969,965
	Samsung Engineering Co., Ltd.	1,140	62,418
	Samsung Fire and Marine Insurance, Ltd.	27,229	4,814,773
	Samsung Heavy Industries Co., Ltd.	126,000	3,098,394
#	Samsung SDI Co., Ltd.	24,812	1,668,969
#	Samsung Securities Co., Ltd.	33,780	1,893,641
	Samsung Techwin Co., Ltd.	1,500	55,795
	Shinhan Financial Group Co., Ltd.	190,952	10,770,032
	Shinsegae Co., Ltd.	10,460	6,034,496
	SK Corp., Ltd.	73,084	6,220,507
* #	SK Networks Co., Ltd.	111,390	3,483,576
	SK Telecom Co., Ltd.	56,085	11,655,796
#	S-Oil Corp.	94,810	6,867,657
	Woongjin Coway Co., Ltd.	13,260	370,981
#	Woori Investment & Securities Co., Ltd.	67,386	1,511,259

TOTAL — SOUTH KOREA			288,347,497

TAIWAN — (10.8%)
COMMON STOCKS — (10.8%)
	Acer, Inc.	1,593,954	2,963,738
*	Advanced Semiconductor Engineering, Inc.	2,532,213	2,919,361
	Advantech Co., Ltd.	320,386	1,127,585
	Asia Cement Corp.	2,079,572	2,062,968
	Asustek Computer, Inc.	2,507,964	6,517,779
	AU Optronics Corp.	4,915,439	6,916,763
*	Benq Corp.	1,973,318	942,032
	Catcher Co., Ltd.	190,628	1,851,059
	Cathay Financial Holdings Co., Ltd.	8,465,487	18,094,817
*	Cathay Real Estate Development Co., Ltd.	692,000	453,105
*	Chang Hwa Commercial Bank	3,763,796	2,439,715
	Cheng Shin Rubber Industry Co., Ltd.	797,009	763,114
	Cheng Uei Precision Industry Co., Ltd.	201,658	730,327
	Chi Mei Optoelectronic Corp.	4,441,854	4,377,034
*	China Airlines	2,491,621	1,152,223

11

	China Development Financial Holding Corp.	8,277,080	$3,745,321
	China Motor Co., Ltd.	1,184,275	1,118,491
	China Steel Corp.	7,905,578	8,672,270
	Chinatrust Financial Holdings Co., Ltd.	5,734,283	4,483,670
*	Chungwa Picture Tubes Co., Ltd.	5,710,226	1,063,931
*	CMC Magnetics Corp.	2,482,400	739,303
	Compal Communications, Inc.	257,400	850,252
	Compal Electronics, Inc.	2,692,649	2,314,242
	Delta Electronics Industrial Co., Ltd.	1,559,134	4,974,975
	E.Sun Financial Holding Co., Ltd.	2,185,070	1,421,762
	Eternal Chemical Co., Ltd.	320,000	539,569
	Eva Airways Corp.	2,660,444	1,118,859
	Evergreen Marine Corp., Ltd.	2,253,869	1,444,920
	Far East Textile, Ltd.	4,005,189	3,354,010
	Far Eastern International Bank	1,165,841	626,119
	First Financial Holding Co., Ltd.	4,924,715	3,561,909
	Formosa Chemicals & Fiber Co., Ltd.	5,426,141	10,473,785
	Formosa Plastics Corp.	4,721,167	8,301,676
	Formosa Taffeta Co., Ltd.	484,000	376,071
	Foxconn Technology Co., Ltd.	474,858	5,100,392
	Fu Sheng Industrial Co., Ltd.	228,048	208,335
	Fubon Financial Holding Co., Ltd.	7,768,052	7,076,118
*	Fuh-Hwa Financial Holding Co., Ltd.	1,526,885	726,139
	High Tech Computer Corp.	280,944	3,995,514
	Hon Hai Precision Industry Co., Ltd.	3,835,006	25,770,540
	Hotai Motor Co., Ltd.	387,000	943,539
	Hua Nan Financial Holding Co., Ltd.	5,737,122	4,322,161
	Inventec Corp.	1,428,756	1,111,829
	Johnson Health Tech Co., Ltd.	70,000	557,322
	Kinsus Interconnect Technology Corp.	172,000	566,405
	Largan Precision Co., Ltd.	62,250	820,316
	Lite-On Technology Corp.	2,040,612	2,903,138
*	Macronix International Co., Ltd.	1,240,000	493,937
	Media Tek, Inc.	735,463	7,924,548
	Mega Financial Holding Co., Ltd.	9,477,535	6,268,459
	Mitac International Corp.	1,002,584	1,091,306
	Nan Ya Plastic Corp.	6,878,218	11,544,059
	Nanya Technology Co., Ltd.	3,558,065	2,709,365
*	Pacific Electric Wire & Cable Corp.	233,200	3,680
	Pan-International Industrial Corp.	189,000	439,198
	Phoenix Precision Technology Corp.	175,000	192,530
	Pou Chen Corp.	1,704,124	1,837,783
	President Chain Store Corp.	776,260	1,860,403
	Quanta Computer, Inc.	3,052,383	5,100,583
	Realtek Semiconductor Corp.	513,136	835,203
	Shin Kong Financial Holding Co., Ltd.	3,242,317	3,165,051
	Silicon Integrated Systems Corp.	1,007,400	541,221
	Siliconware Precision Industries Co., Ltd.	1,945,698	3,419,842
	SinoPac Holdings Co., Ltd.	4,089,033	2,035,269
	Sunplus Technology Co., Ltd.	457,723	527,600
	Synnex Technology International Corp.	666,982	752,940
*	Taishin Financial Holdings Co., Ltd.	3,774,225	1,964,141
*	Taiwan Business Bank	2,272,325	704,525
	Taiwan Cement Corp.	2,368,294	1,940,952
	Taiwan Glass Ind. Corp.	1,073,828	876,168

12

	Taiwan Semiconductor Manufacturing Co., Ltd.	21,327,076	$43,581,254
*	Tatung Co., Ltd.	2,839,000	1,231,304
	U-Ming Marine Transport Corp.	648,860	955,660
	Uni-President Enterprises Corp.	2,513,020	2,408,270
	United Microelectronics Corp.	14,974,868	8,895,440
*	Walsin Lihwa Corp.	2,278,539	1,148,470
	Wan Hai Lines Co., Ltd.	1,625,914	1,056,263
*	Winbond Electronics Corp.	3,308,000	1,195,894
	Wintek Corp.	747,438	638,966
	Wistron Corp.	972,753	1,323,364
	Ya Hsin Industrial Co., Ltd.	738,018	604,566
	Yang Ming Marine Transport Corp.	2,024,894	1,364,855
	Yulon Motor Co., Ltd.	1,221,069	1,431,817
	Zyxel Communication Corp.	308,893	441,773

TOTAL — TAIWAN			289,101,162

THAILAND — (1.6%)
COMMON STOCKS — (1.6%)
#	Advance Info Service PCL (Foreign)	2,764,500	6,053,056
	Aromatics (Thailand) PCL (Foreign)	906,200	1,158,551
	Bangkok Bank PCL (Foreign)	650,000	2,158,707
#	Bangkok Dusit Medical Services PCL (Foreign)	308,100	325,984
	Bangkok Expressway PCL (Foreign)	250,000	172,667
	Bank of Ayudhya PCL (Foreign)	2,779,900	1,609,523
	Banpu PCL (Foreign)	132,000	725,466
	BEC World PCL (Foreign)	1,992,000	1,241,158
	Bumrungrad Hospital PCL (Foreign)	297,000	325,151
	C.P. Seven Eleven PCL (Foreign)	2,614,700	438,025
	Central Pattana PCL (Foreign)	888,500	672,414
	Charoen Pokphand Foods PCL (Foreign)	7,587,100	1,034,655
	Delta Electronics (Thailand) PCL (Foreign)	1,839,310	946,008
	Hana Microelectronics PCL (Foreign)	387,400	293,183
	Kasikornbank PCL (Foreign)	1,860,300	3,608,517
	Krung Thai Bank PCL (Foreign)	11,073,770	3,775,334
#	Land & Houses PCL (Foreign)	2,130,310	444,532
	PTT Chemical PCL (Foreign)	693,060	1,588,793
	Ratchaburi Electricity Generating Holding PCL (Foreign)	1,458,000	1,896,150
*	Sahaviriya Steel Industries PCL (Foreign)	6,094,000	197,014
	Siam Cement PCL (Foreign)	270,000	1,888,611
	Siam City Cement PCL (Foreign)	296,013	2,366,364
	Siam Commercial Bank PCL (Foreign)	2,549,166	4,944,745
	Thai Oil PCL (Foreign)	915,200	1,506,281
	Thai Union Frozen Products PCL (Foreign)	2,387,520	1,663,019
	Thanachart Capital PCL (Foreign)	890,550	327,167
*	TMB Bank PCL (Foreign)	15,028,781	834,810
*	True Corp. PCL (Foreign)	5,239,000	962,344
TOTAL COMMON STOCKS			43,158,229

RIGHTS/WARRANTS — (0.0%)
*	True Corp. PCL (Foreign) Rights 03/31/08	1,444,563	0

TOTAL — THAILAND			43,158,229

13

TURKEY — (3.6%)
COMMON STOCKS — (3.6%)
Akbank T.A.S.	3,155,889	$21,056,657
Akcansa Cimento Sanayi ve Ticaret A.S.	49,600	321,848
Aksigorta A.S.	122,669	510,536
Anadolu Efes Biracilik ve Malt Sanayi A.S.	182,246	5,712,106
Arcelik A.S	289,702	1,966,248
Dogan Sirketler Grubu Holding A.S.	1,473,018	2,411,221
* Dogan Yayin Holding A.S.	542,814	1,820,973
Enka Insaat ve Sanayi A.S.	364,580	4,353,454
Eregli Demir ve Celik Fabrikalari Turk A.S.	353,341	2,933,641
Ford Otomotiv Sanayi A.S.	367,171	3,169,209
* Koc Holding A.S. Series B	932,165	4,087,711
* Migros Turk A.S.	8,644	108,360
Tofas Turk Otomobil Fabrikasi A.S.	28,914	108,705
Tupras-Turkiye Petrol Rafinerileri A.S.	289,886	5,656,836
* Turk Sise ve Cam Fabrikalari A.S.	539,099	2,199,777
Turkcell Iletisim Hizmetleri A.S.	257,680	1,305,701
Turkiye Garanti Bankasi A.S.	3,760,431	14,538,412
Turkiye Is Bankasi A.S.	3,364,999	16,180,958
* Yapi ve Kredi Bankasi A.S.	3,106,338	6,795,240

TOTAL — TURKEY		95,237,593

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 03/01/07 (Collateralized by $16,290,000 FNMA 3.50%, 03/25/33, valued at $3,714,850) to be repurchased at $3,659,528	$3,659	$3,659,000

TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL — (3.6%)
@ Repurchase Agreement, Countrywide Securities 5.32%, 03/01/07 (Collateralized by $97,303,341 FHLMC, rates ranging from 6.000% to 6.469%(r), maturities ranging from 02/01/22 to 03/01/37, valued at $98,554,300) to be repurchased at $96,635,879	96,622	96,621,600

TOTAL INVESTMENTS - (100.0%)
(Cost $1,445,964,509)##		$2,669,407,244

14

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

February 28, 2007

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
*	Alpargatas SAIC	1,007	$1,687
	Banco Macro SA	99,961	323,880
*	Banco Suquia SA	76,789	12,015
*	Capex SA Series A	26,370	77,105
*	Carboclor SA	50,662	20,659
*	Celulosa Argentina SA Series B	8,473	5,866
*	Central Puerto SA Series B	61,000	48,399
	Cresud SA Comercial Industrial Financiera y Agropecuaria	201,401	386,438
	DYCASA SA (Dragados y Construcciones Argentina) Series B	23,052	32,791
*	Endesa Costanera SA Series B	50,000	53,263
	Ferrum SA de Ceramica y Metalurgica Series B	32,699	33,594
	Fiplasto SA	18,000	9,388
*	Grupo Estrella SA Series B	30,460	6,259
	Importadora y Exportadora de la Patagonia Series B	24,999	109,051
	Introductora de Buenos Aires SA Series A	9,832	5,439
*	IRSA Inversiones y Representaciones SA	379,635	630,021
*	Juan Minetti SA	131,531	113,922
	Ledesma S.A.A.I.	387,128	243,521
*	Metrogas SA Series B	90,000	41,252
*	Polledo SA Industrial y Constructora y Financiera	88,891	12,082
	Solvay Indupa S.A.I.C.	440,500	456,719

TOTAL — ARGENTINA			2,623,351

BRAZIL — (8.8%)
COMMON STOCKS — (1.0%)
	Acesita SA	4,290	131,502
	Acos Villares SA Avil	120,000	41,310
*	Avipal SA Avicultura e Agropecua	101,900,000	449,311
	Cia de Saneamento do Parana	105,000	138,151
	Copesul Companhia Petroquimica do Sul	269,500	4,842,231
	Energias do Brazil SA	8,202	129,190
	Eternit SA	73,700	520,992
*	M&G Poliester SA	640,780	96,699
	Metalurgica Gerdau SA	2,907	61,416
	Perdigao SA	311,716	3,763,230
	Sao Paulo Alpargatas SA	5,100	348,738
TOTAL COMMON STOCKS			10,522,770

1

PREFERRED STOCKS — (7.8%)
	Acesita SA	97,876	$2,954,050
	Banco Mercantil do Brasil SA	130,000	24,277
	Braskem SA Preferred A	146,000	948,776
	Braskem SA Special Preferred A Sponsored ADR	86,700	1,134,036
	Centrais Electricas de Santa Catarina SA	80,900	1,178,496
	Companhia Brasileira de Petroleo Ipiranga SA	203,600	2,112,332
	Companhia de Tecidos Norte de Minas	9,097,102	1,156,089
	Companhia Energetica do Ceara-Coelce	256,000,000	1,482,518
	Companhia Forca Luz Cataguazes Leopoldina Series A	23,400,000	115,869
	Companhia Paranaense de Energia-Copel Series B	478,800,000	5,579,414
	Confab Industrial SA	624,880	1,812,314
	Distribuidora de Produtos de Petroleo Ipiranga SA	7,800	117,708
	Duratex SA	213,000	3,907,427
*	Eletropaulo Metropolita SA Preferred A	69,600,000	3,374,476
*	Empressa Metropolitanade Aguas e Energia SA	24,000,000	84,320
	Fertibras SA	5,000	81,537
	Forjas Taurus SA	88,000	301,702
	Fras-le SA	20,200	71,350
	Globex Utilidades SA	42,468	477,652
*	Gradiente Eletronica SA Series B	1,300	10,974
*	Gradiente Eletronica SA Series C	1,300	10,943
*	Industria de Bebidas Antarctica Polar SA	23,000	28,472
	Industrias Romi SA	1,400	115,209
*	Inepar Industria e Construcoes SA	9,990	57,947
	Klabin SA	1,694,000	4,106,183
	Lojas Americanas SA	72,190,369	4,034,218
	Magnesita SA Series A	87,900,000	870,088
	Magnesita SA Series C	202,338	1,957
	Mahle-Metal Leve SA Industria e Comercio	28,666	617,796
	Marcopolo SA	506,800	1,457,901
	Metalurgica Gerdau SA	145,929	3,203,487
*	Net Servicos de Comunicacao SA	4,109	52,319
	Net Servicos de Comunicacao SA Preferred ADR	4,400	60,280
*	Net Servicos de Comunicacao SA Subscription Receipt	396,793	5,005,524
*	Paranapanema SA	119,150	1,871,113
	Randon Implementos e Participacoes SA	247,500	1,342,254
*	Rasip Agro-Pastoril SA	51,000	10,582
	Refinaria de Petroleo Ipiranga SA	24,600	494,204
	Sadia SA	1,138,000	3,590,295
	Santista Textil SA	16,400	140,373
	Sao Paulo Alpargatas SA	26,200	1,593,869
	Saraiva Livreiros Editores	4,400	55,195
*	Sharp SA Equipamentos Eletronicos	30,200,000	285
	Suzano Papel e Celullose SA	456,934	4,676,005
	Suzano Petroquimica SA	531,705	1,075,697
*	Tele Norte Celular Participacoes SA	549,505,027	108,839
	Telemig Celular Participacoes SA	857,552,248	1,561,024
	Tim Participacoes SA	674,130,372	2,164,974
	Ultrapar Participacoes SA	137,030	3,366,783
	Uniao des Industrias Petroquimicas SA Series B	1,717,258	1,571,083
*	Varig Participacoes Em Transportes	122,026	601
*	Varig Particpacoes Em Servicos	116,823	289

2

*	Viacao Aerea Rio-Grandense SA	16,000	$19,769
*	Vivo Participacoes SA	980,412	3,652,561
	Votorantim Celulose e Papel SA	12,623	228,530
	Weg SA	1,184,300	8,768,456
	Whirlpool SA	301,516	319,930
TOTAL PREFERRED STOCKS			83,160,352

TOTAL — BRAZIL			93,683,122

CHILE — (1.5%)
COMMON STOCKS — (1.5%)
	Banmedica SA	640,404	795,533
	Cementos Bio-Bio SA	448,833	1,298,191
	Compania de Consumidores de Gas Santiago SA	69,187	441,150
	Compania SudAmericana de Vapores SA	1,484,116	2,105,032
*	Corpbanca SA	466,016,129	2,453,853
	Cristalerias de Chile SA	153,324	1,606,157
	Empresas Iansa SA	9,232,481	1,145,180
	Farmacias Ahumada SA	214,776	704,837
*	Madeco SA	14,534,460	1,684,257
	Parque Arauco SA	1,284,368	1,143,036
	Soquimic Comercial SA	562,478	229,434
	Vina de Concha y Toro SA	1,256,613	2,003,684
*	Vina San Pedro SA	16,483,701	145,170

TOTAL — CHILE			15,755,514

HUNGARY — (0.7%)
COMMON STOCKS — (0.7%)
*	Danubius Hotel & Spa NYRT	47,091	1,842,460
	Egis Nyrt.	10,308	1,279,632
*	Fotex NYRT	299,751	1,163,608
*	Linamar Hungary Autoipari es G	64,414	1,001,734
*	Pannonplast RT	39,441	839,937
*	RABA Automotive Holding P.L.C.	102,964	773,908
*	Synergon Information Systems	37,006	262,574
	Tiszai Vegyi Kombinat RT	5,850	224,330
	Zwack Unicum RT	1,100	77,253

TOTAL — HUNGARY			7,465,436

INDIA — (10.7%)
COMMON STOCKS — (10.7%)
*	3M India, Ltd.	1,535	61,182
	Aarti Industries, Ltd.	93,754	53,518
*	Abhishek Industries, Ltd.	132,364	64,423
	Adani Enterprises, Ltd.	363,840	1,729,190
	Adlabs Films, Ltd.	57,063	545,606
*	Ador Welding, Ltd.	4,100	20,335
	Aftek, Ltd.	125,900	179,922
*	Agro Tech Foods, Ltd.	39,674	82,771
	Alembic, Ltd.	183,885	247,430

3

	Alfa Laval (India), Ltd.	25,490	$493,204
	Alok Industries, Ltd.	282,639	389,894
	Alstom Projects India, Ltd.	150,147	1,591,773
	Apollo Hospitals Enterprise, Ltd.	94,015	1,056,288
	Apollo Tyres, Ltd.	88,005	608,581
*	Aptech, Ltd.	63,975	307,809
	Arvind Mills, Ltd.	187,822	214,332
	Asahi India Glass, Ltd.	319,030	891,029
*	Ashapura Minechem, Ltd.	12,744	63,365
*	Asian Electronics, Ltd.	23,677	274,661
	Asian Hotels, Ltd.	23,158	392,412
	Astra Microwave Products, Ltd.	101,837	345,583
	Aurobindo Pharma, Ltd.	84,761	1,204,501
	Automotive Axles, Ltd.	12,985	173,062
	Avaya Globalconnect, Ltd.	11,644	80,209
	Aventis Pharma, Ltd.	17,006	473,699
	Aztecsoft, Ltd.	76,802	228,222
	Bajaj Auto Finance, Ltd.	41,573	379,916
	Bajaj Hindusthan, Ltd.	32,444	129,010
	Balaji Telefilms, Ltd.	110,517	284,542
	Ballarpur Industries, Ltd.	340,543	843,804
	Balmer Lawrie & Co., Ltd.	19,055	177,303
	Balrampur Chini Mills, Ltd.	424,058	565,615
*	Bank of Maharashtra, Ltd.	420,000	371,516
	Bank of Rajasthan, Ltd.	172,146	142,906
	Bannari Amman Sugars, Ltd.	15,919	243,158
	BASF India, Ltd.	46,672	215,552
*	Bata India, Ltd.	86,199	303,640
	Berger Paints India, Ltd.	606,884	554,431
	Bharati Shipyard, Ltd.	50,252	418,791
*	Bhushan Steel & Strips, Ltd.	54,170	487,156
	Birla Corp., Ltd.	190,628	1,147,222
	Blue Dart Express, Ltd.	16,011	175,474
	Blue Star, Ltd.	112,905	537,020
	BOC India, Ltd.	110,022	361,168
	Bombay Dyeing & Manufacturing Co., Ltd.	79,721	990,435
	Bongaigaon Refinery & Petrochemicals, Ltd.	292,513	277,009
*	Bosch Chassis Systems India	4,530	91,427
	Britannia Industries, Ltd.	15,201	424,010
	Cadila Healthcare, Ltd.	8,706	62,914
*	Cambridge Solutions, Ltd.	130,152	381,914
	Carborundum Universal, Ltd.	140,729	508,857
*	Ceat, Ltd.	110,159	291,693
	Century Enka, Ltd.	37,178	115,030
	CESC, Ltd.	164,998	1,269,910
	Chambal Fertilizers & Chemicals, Ltd.	850,651	656,776
	Chennai Petroleum Corp., Ltd.	145,735	635,007
	Cholamandalam DBS Finance, Ltd.	183	474
	City Union Bank, Ltd.	31,951	113,106
	Clariant Chemicals (India), Ltd.	15,400	107,887
	CMC, Ltd.	19,402	483,238
	Coromandel Fertilisers, Ltd.	177,878	309,781

4

	Cranes Software International, Ltd.	145,559	$345,475
	Cummins India, Ltd.	55,651	317,125
*	Dabur Pharma, Ltd.	130,529	219,887
*	Dalmia Cement (Bharat), Ltd.	48,357	402,664
*	DCM Shriram Consolidated, Ltd.	199,958	414,024
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	152,908	297,391
*	Dhampur Sugar Mills, Ltd.	67,667	109,450
	Dishman Pharmaceuticals & Chemicals, Ltd.	111,401	554,005
	Divi’s Laboratories, Ltd.	20,000	1,311,976
	D-Link (India), Ltd.	46,638	82,515
	E.I.D. - Parry (India), Ltd.	178,726	502,889
	Eicher Motors, Ltd.	13,333	102,302
	EIH, Ltd.	158,145	336,499
	Elder Pharmaceuticals, Ltd.	36,149	321,397
	Electrosteel Casings, Ltd.	27,085	237,331
	Elgi Equipments, Ltd.	112,237	139,346
	Esab India, Ltd.	31,753	256,214
*	Escorts, Ltd.	89,460	253,289
*	Essar Steel, Ltd.	603,667	517,046
	Essel Propack, Ltd.	172,455	282,752
	Eveready Industries (India), Ltd.	149,446	229,026
	Everest Industries, Ltd.	19,415	46,986
	Exide Industries, Ltd.	1,410,790	1,482,644
	FAG Bearings (India), Ltd.	26,817	399,175
	FCI OEN Connectors, Ltd.	2,940	22,387
	FDC, Ltd.	287,026	211,927
	Federal Bank, Ltd.	128,635	639,844
	Finolex Cables, Ltd.	197,430	414,509
	Finolex Industries, Ltd.	200,176	335,542
	Gammon India, Ltd.	61,764	443,058
	Garden Silk Mills, Ltd.	41,526	50,132
	Geodesic Information Systems, Ltd.	76,725	441,121
	Geometric Software Solutions Co., Ltd.	103,884	253,886
	GHCL, Ltd.	194,236	724,517
	Gillette India, Ltd.	7,701	147,691
	GlaxoSmithKline Consumer Healthcare, Ltd.	37,676	468,734
	Godfrey Phillips India, Ltd.	2,778	78,135
	Godrej Consumer Products, Ltd.	220,492	747,737
*	Goetze (India), Ltd.	60,504	478,240
	Great Eastern Shipping Co., Ltd.	39,744	186,289
	Greaves Cotton, Ltd.	75,608	544,832
*	GTL Infrastructure, Ltd.	258,243	201,520
	GTL, Ltd.	258,243	769,135
	Gujarat Alkalies & Chemicals, Ltd.	117,459	325,518
*	Gujarat Ambuja Exports, Ltd.	90,000	56,221
	Gujarat Fluorochemicals, Ltd.	75,065	1,008,846
	Gujarat Gas Co., Ltd.	15,312	449,136
	Gujarat Narmada Valley Fertilizers Co., Ltd.	231,207	527,305
	Gujarat State Fertilizers & Chemicals, Ltd.	119,572	509,900
	H.E.G., Ltd.	30,363	117,153
	HCL Infosystems, Ltd.	185,805	642,122
*	Helios & Matheson Information Technology, Ltd.	30,779	89,538

5

	Hexaware Technologies, Ltd.	234,745	$796,553
	Hikal, Ltd.	17,273	150,000
*	Himachal Futuristic Communications, Ltd.	1,315,900	727,565
	Himatsingka Seide, Ltd.	94,878	261,275
	Hinduja TMT, Ltd.	72,150	965,916
	Hindustan Construction Co., Ltd.	454,872	1,052,491
*	Hindustan Motors, Ltd.	280,005	256,434
	Hindustan Oil Exploration Co., Ltd.	124,222	220,043
	Hindustan Sanitaryware & Industries, Ltd.	69,904	149,556
	Honeywell Automation India, Ltd.	5,241	197,180
	Hotel Leelaventure, Ltd.	852,415	1,099,634
	I.B.P. Co., Ltd.	13,488	128,510
	ICI India, Ltd.	34,285	335,342
	iGate Global Solutions, Ltd.	37,641	303,459
*	India Cements, Ltd.	267,351	1,080,062
	India Glycols, Ltd.	47,189	113,943
	Indo Rama Synthetics (India), Ltd.	136,867	163,557
*	Indoco Remedies, Ltd.	12,300	84,903
*	IndusInd Bank, Ltd.	447,357	445,566
*	Infotech Enterprises, Ltd.	87,418	701,063
	IPCA Laboratories, Ltd.	49,456	692,906
*	Ispat Industries, Ltd.	930,933	301,345
	IVRCL Infrastructures & Projects, Ltd.	184,734	1,213,602
	J.B. Chemicals & Pharmaceuticals, Ltd.	136,681	277,285
	J.K. Industries, Ltd.	67,735	231,316
*	Jain Irrigation Systems, Ltd.	20,180	187,368
	Jammu & Kashmir Bank, Ltd.	87,581	1,236,504
	JBF Industries, Ltd.	85,460	209,533
	Jindal Poly Films, Ltd.	29,404	100,058
	Jindal Saw, Ltd.	86,416	924,148
	Jindal Stainless, Ltd.	232,194	679,300
	Jubilant Organosys, Ltd.	69,904	382,903
*	Jyoti Structures, Ltd.	135,753	505,817
	K.S.B. Pumps, Ltd.	15,895	184,605
*	Kajaria Ceram	52,155	43,220
	Karnataka Bank, Ltd.	162,245	640,428
	Karur Vysya Bank, Ltd.	20,989	125,472
*	KEC Infrastructures, Ltd.	50,258	27,882
	KEC International, Ltd.	50,258	607,686
	Kesoram Industries, Ltd.	71,067	641,438
	Kirloskar Oil Engines, Ltd.	145,453	795,866
	Kohinoor Foods, Ltd.	27,660	43,083
	KPIT Cummins Infosystems, Ltd.	141,710	447,838
	L. G. Balakrishnan & Brothers, Ltd.	41,164	21,545
	Lakshmi Machine Works, Ltd.	4,360	296,976
*	LANXESS ABS Ltd.	23,441	80,560
	LIC Housing Finance, Ltd.	130,217	425,489
*	LML, Ltd.	48,896	12,301
	Macmillan India, Ltd.	8,169	60,393
	Madras Cements, Ltd.	1,770	114,874
	Maharashtra Scooters, Ltd.	4,550	33,411
	Maharashtra Seamless, Ltd.	99,628	1,080,274

6

	Mahindra Gesco Developers, Ltd.	33,557	$441,248
*	Mahindra Ugine Steel Co., Ltd.	15,100	36,552
*	Mangalam Cement, Ltd.	49,704	198,198
	Marico, Ltd.	1,201,360	1,667,740
	Mastek, Ltd.	66,016	508,362
	Matrix Laboratories, Ltd.	149,039	607,469
*	Max India, Ltd.	63,797	1,440,575
*	Mercator Lines, Ltd.	146,697	120,684
	Merck, Ltd.	20,256	193,601
	Micro Inks, Ltd.	11,233	87,623
	MIRC Electronics, Ltd.	233,585	93,272
	Mirza International, Ltd.	10,000	38,514
*	Monnet Ispat, Ltd.	26,630	135,648
	Monsanto India, Ltd.	11,378	366,202
	Moser Baer (India), Ltd.	248,247	1,847,035
	Motherson Sumi Systems, Ltd.	444,270	1,054,361
	Mphasis, Ltd.	214,746	1,254,300
	MRF, Ltd.	7,277	608,044
*	Mukand, Ltd.	111,752	231,367
*	Mysore Cements, Ltd.	177,562	188,612
	Nagarjuna Construction Co., Ltd.	326,167	1,146,976
*	Nagarjuna Fertilizers & Chemicals, Ltd.	610,175	211,369
*	Nahar Capital & Financial Services, Ltd.	31,896	0
	Nahar Exports, Ltd.	65,627	149,708
	Nahar Spinning Mills, Ltd.	31,896	196,779
	Natco Pharma, Ltd.	42,713	140,956
	National Organic Chemical Industries, Ltd.	307,183	160,167
	Navneet Publications (India), Ltd.	30,000	37,929
*	Nelco, Ltd.	40,558	88,656
	NIIT Technologies, Ltd.	68,092	609,871
	NIIT, Ltd.	23,267	351,905
*	Nucleus Software Exports, Ltd.	19,631	457,607
*	OCL India, Ltd.	49,194	173,850
	Omax Autos, Ltd.	40,939	78,772
*	Opto Circuits India, Ltd.	128,425	845,190
	Orchid Chemicals & Pharmaceuticals, Ltd.	97,801	502,114
	Orient Paper & Industries, Ltd.	22,817	225,751
	Panacea Biotec, Ltd.	131,578	1,264,317
	Pantaloon Retail India, Ltd.	2,575	24,438
*	Patel Engineering, Ltd.	28,516	223,767
*	Pentamedia Graphics, Ltd.	295,907	38,116
*	Petronet LNG, Ltd.	624,101	640,895
	Pfizer, Ltd.	45,604	757,174
	Pidilite Industries, Ltd.	368,110	923,987
	Polaris Software Lab, Ltd.	146,792	577,273
	Polyplex Corp., Ltd.	11,792	24,877
*	Praj Industries, Ltd.	98,451	783,621
	Pricol, Ltd.	132,536	105,961
*	Prism Cements, Ltd.	488,874	385,678
	PSL, Ltd.	39,750	189,394
	PTC India, Ltd.	44,351	59,582
	Punjab Tractors, Ltd.	121,158	880,765

7

	Radico Khaitan, Ltd.	218,080	$696,535
	Rain Calcining, Ltd.	269,093	252,251
	Rajasthan Spinning & Weaving Mills, Ltd.	35,412	75,179
	Rallis India, Ltd.	26,769	160,928
*	Rama Newsprint & Papers, Ltd.	83,017	66,117
	Raymond, Ltd.	83,766	653,074
	REI Agro, Ltd.	11,062	49,389
*	Reliance Industrial Infrastructure, Ltd.	12,893	130,468
	Rico Auto Industries, Ltd.	202,391	247,585
	Rolta India, Ltd.	97,835	690,663
	Ruchi Soya Industries, Ltd.	44,861	339,980
*	Sakthi Sugars, Ltd.	28,847	43,785
*	Saregama India, Ltd.	17,714	88,691
*	Shanthi Gears, Ltd.	79,510	119,960
	Shree Cement, Ltd.	12,484	323,339
	Shriram Transport Finance Co., Ltd.	190,056	554,245
*	Shyam Telecom, Ltd.	20,740	50,566
*	Shyam Telekink, Ltd.	470,508	46,965
*	Sical Logistics, Ltd.	26,948	106,343
	SKF India, Ltd.	64,192	457,758
*	Solectron Centum Electronics, Ltd.	18,865	100,368
	Sona Koyo Steering Systems, Ltd.	174,060	197,436
	Sonata Software, Ltd.	155,438	207,959
*	South East Asia Marine Engineering Services, Ltd.	12,257	54,006
	South India Bank, Ltd.	73,050	159,291
	Srei Infrastructure Finance, Ltd.	186,033	222,347
	SRF, Ltd.	118,415	406,774
*	SSI, Ltd.	71,696	295,611
	Sterling Biotech, Ltd.	303,184	1,095,619
	Sterlite Optical Technologies, Ltd.	86,450	358,873
	Strides Arcolab, Ltd.	64,472	465,869
	Subex Azure, Ltd.	59,420	846,265
	Subros, Ltd.	21,956	110,823
	Sundaram-Clayton, Ltd.	3,890	98,390
	Sundram Fastners, Ltd.	465,052	703,191
*	Supreme Industries, Ltd.	6,625	26,347
	Supreme Petrochem, Ltd.	144,830	69,241
*	Taj GVK Hotels & Resorts, Ltd.	43,977	189,584
	Tata Elxsi, Ltd.	67,874	420,544
	Tata Investment Corp., Ltd.	46,940	392,770
	Tata Metaliks, Ltd.	42,871	91,754
	Tata Sponge Iron, Ltd.	25,066	55,773
*	Tata Teleservices Maharashtra, Ltd.	2,195,240	1,082,185
	Tele Data Informatics, Ltd.	222,992	216,082
	Texmaco, Ltd.	18,169	347,431
	Tinplate Company of India, Ltd.	55,301	61,986
	Titan Industries, Ltd.	71,834	1,342,990
	Torrent Pharmaceuticals, Ltd.	157,436	727,812
	Torrent Power, Ltd.	49,230	75,165
	Trent, Ltd.	7,052	115,584
	Tube Investments of India, Ltd.	231,260	305,077
	TVS Motor Co., Ltd.	419,055	580,544

8

	Ucal Fuel Systems, Ltd.	16,389	$36,279
	Unichem Laboratories, Ltd.	55,510	320,514
	Unitech, Ltd.	229,980	1,897,000
	Usha Martin, Ltd.	77,261	339,544
*	Uttam Galva Steels, Ltd.	127,929	95,991
	Vardhman Textiles, Ltd.	76,291	375,626
	Varun Shipping Co.	182,262	240,213
	Vesuvius India, Ltd.	12,502	62,136
*	Visualsoft Technologies, Ltd.	34,083	60,551
	Voltas, Ltd.	592,160	1,274,638
*	Welspun India, Ltd.	92,659	163,403
	Welspun-Gujarat Stahl Rohren, Ltd.	233,262	561,170
	Wockhardt, Ltd.	10,466	83,778
	Wyeth, Ltd.	40,457	435,693
	Zensar Technologies, Ltd.	41,117	218,883
	Zuari Industries, Ltd.	45,790	167,049
TOTAL COMMON STOCKS			114,022,386

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd. Cumulative Preferred Shares	620,622	26,633

RIGHTS/WARRANTS — (0.0%)
*	L. G. Balakrishnan & Brothers, Ltd. Rights 03/15/07	4,573	0

TOTAL — INDIA			114,049,019

INDONESIA — (3.3%)
COMMON STOCKS — (3.3%)
*	PT Agis Tbk	4,773,000	240,984
	PT Apexindo Pratama Tbk	1,386,000	267,480
	PT Asahimas Flat Glass Tbk	1,012,000	273,395
	PT Astra Agro Lestari Tbk	3,123,500	4,299,834
	PT Astra Graphia Tbk	4,549,000	149,701
*	PT Bakrie & Brothers Tbk	51,016,500	1,018,832
*	PT Bakrieland Development Tbk	9,465,500	244,236
	PT Bank Niaga Tbk	19,324,000	1,634,099
*	PT Bank Pan Indonesia Tbk	26,188,375	1,639,278
*	PT Batu Buana Tbk	77,715	686
	PT Berlian Laju Tanker Tbk	11,737,700	2,252,626
*	PT Bhakti Investama Tbk	14,731,500	1,681,303
	PT Branta Mulia Tbk	66,000	14,455
*	PT Budi Acid Jaya Tbk	1,449,000	30,704
	PT Charoen Pokphand Indonesia Tbk	3,406,500	190,449
	PT Ciputra Surya Tbk	3,863,000	377,445
	PT Citra Marga Nusaphala Persada Tbk	6,649,500	1,513,743
	PT Clipan Finance Indonesia Tbk	3,133,000	108,271
*	PT Davomas Adabi Tbk	20,960,000	1,632,665
*	PT Delta Dunia Petronda Tbk	2,000,000	96,362
*	PT Dharmala Intiland Tbk	277,400	6,544
*	PT Dynaplast Tbk	1,038,000	93,211

9

	PT Enseval Putera Megatrading Tbk	6,380,000	$413,042
*	PT Eterindo Wahanatama Tbk	397,000	12,635
*	PT Ever Shine Textile Tbk	4,029,640	33,759
*	PT Hero Supermarket Tbk	33,000	19,153
*	PT Holcim Indonesia Tbk	8,312,000	602,025
*	PT Indal Aluminium Industry Tbk	47,000	891
	PT Indofood Sukses Makmur Tbk	13,128,500	2,247,030
	PT Indo-Rama Synthetics Tbk	2,211,000	128,429
	PT Jaya Real Property Tbk	1,967,500	237,096
	PT Kalbe Farma Tbk	14,904,238	1,995,612
*	PT Karwell Indonesia Tbk	138,000	771
	PT Kawasan Industry Jababeka Tbk	43,401,000	852,563
*	PT Keramika Indonesia Assosiasi Tbk	100,000	1,916
	PT Lautan Luas Tbk	1,887,500	90,069
	PT Lippo Karawaci Tbk	9,307,000	1,019,741
	PT Matahari Putra Prima Tbk	5,791,500	444,674
	PT Mayorah Indah Tbk	2,473,500	400,802
	PT Medco Energi International Tbk	1,139,500	456,255
	PT Metrodata Electronics Tbk	3,981,000	35,771
*	PT Modern Photo Tbk	40,000	1,752
*	PT Mulia Industrindo Tbk	542,000	8,763
*	PT Mustika Ratu Tbk	723,000	23,721
*	PT Pakuwon Jati Tbk	63,000	6,106
*	PT Panasia Indosyntec Tbk	79,000	3,461
*	PT Panin Insurance Tbk	9,119,500	264,983
*	PT Panin Life Tbk	33,100,000	566,472
*	PT Petrosea Tbk	15,000	8,837
*	PT Pioneerindo Gourmet International Tbk	29,000	1,270
*	PT Polychem Indonesia Tbk	7,563,500	178,550
*	PT Prasidha Aneka Niaga Tbk	84,000	810
*	PT Pudjiadi Prestige, Ltd. Tbk	45,500	1,046
	PT Ramayana Lestari Sentosa Tbk	9,474,000	800,171
	PT Samudera Indonesia Tbk	223,000	157,753
	PT Selamat Semp Tbk	1,920,000	62,553
*	PT Sinar Mas Agro Resources & Technology Tbk	878,960	351,416
*	PT Sumalindo Lestari Jaya Tbk	1,961,250	510,816
	PT Summarecon Agung Tbk	8,864,800	1,312,731
*	PT Sunson Textile Manufacturer Tbk	2,325,500	48,387
*	PT Suparma Tbk	2,400,000	65,842
*	PT Surabaya Agung Industri Pulp & Kertas Tbk	64,500	2,755
*	PT Surya Dumai Industri Tbk	3,298,500	130,040
*	PT Suryainti Permata Tbk	1,624,500	96,255
*	PT Suryamas Dutamakmur Tbk	125,000	2,908
	PT Tempo Scan Pacific Tbk	7,495,000	723,796
*	PT Texmaco Jaya Tbk	93,000	30,044
	PT Timah Tbk	1,549,500	1,632,478
	PT Trias Sentosa Tbk	9,198,400	148,444
	PT Trimegah Sec Tbk	9,961,000	165,022
	PT Tunas Ridean Tbk	1,987,000	135,668
	PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	16,550
	PT Unggul Indah Cahaya Tbk	48,239	13,141
	PT United Tractors Tbk	421,000	321,175

10

*	PT Wicaksana Overseas International Tbk	28,560	$341
TOTAL COMMON STOCKS			34,552,594

RIGHTS/WARRANTS — (0.0%)
*	PT Matahari Putra Prima Tbk Warrants 07/12/10	1,126,125	17,512

TOTAL — INDONESIA			34,570,106

ISRAEL — (4.3%)
COMMON STOCKS — (4.3%)
*	Afcon Industries, Ltd.	795	5,770
	Albad Massuot Yitzhak, Ltd.	17,916	192,513
	Alony Hetz Properties & Investments, Ltd.	212,923	1,085,488
*	Alvarion, Ltd.	131,965	1,059,663
	American Israeli Paper Mills, Ltd.	7,985	381,277
	Analyst I.M.S.	19,892	284,269
*	AudioCodes, Ltd.	95,696	940,625
	Azorim Investment Development & Construction Co., Ltd.	76,479	962,431
	Baran Group, Ltd.	26,753	442,315
	Beit Shemesh Engines Holdings (1997), Ltd.	3,351	13,681
*	Blue Square Chain Stores Properties & Investments, Ltd.	43,471	498,847
	Blue Square-Israel, Ltd.	100,987	1,499,881
*	Cham Foods (Israel), Ltd.	14,289	13,828
	Clal Industries, Ltd.	234,629	1,363,035
*	Compugen, Ltd.	11,938	30,635
	Dan Vehicle & Transportation	52,579	305,748
*	Danya Cebus, Ltd.	38,937	590,800
	Delek Automotive Systems, Ltd.	223,460	1,625,731
	Delek Drilling LP, Ltd.	1,333,958	677,415
*	Delta-Galil Industries, Ltd.	42,862	322,481
*	Direct Insurance - I.D.I. Insurance Co., Ltd.	132,217	588,227
*	Discount Mortgage Bank, Ltd.	1,320	152,665
*	Elbit Medical Imaging, Ltd.	50,761	2,018,256
*	Electra (Israel), Ltd.	9,403	1,483,829
*	Electra Consumer Products	41,717	279,164
*	Elron Electronic Industries, Ltd.	73,914	936,917
*	Feuchtwanger Investments 1984, Ltd.	4,200	12
*	First International Bank of Israel, Ltd.	299,710	746,702
	FMS Enterprises Migun, Ltd.	23,637	759,697
*	Formula Systems (1985), Ltd.	27,602	362,284
*	Formula Vision Technologies, Ltd.	62,990	41,548
	Frutarom	155,741	1,379,053
*	Granite Hacarmel Investments, Ltd.	19,200	39,657
*	Hamlet (Israel-Canada), Ltd.	32,984	362,156
*	Hot-Cable Systems Media, Ltd.	72,776	650,782
*	Housing & Construction Holding Co., Ltd.	837,336	1,185,888
	IBI Investment House, Ltd.	22,725	231,494
	Industrial Building Corp., Ltd.	541,431	1,331,716
*	Israel Petrochemical Enterprises, Ltd.	60,196	623,026
	Israel Salt Industries, Ltd.	100,478	611,480
	Ituran Location & Control, Ltd.	45,195	675,121

11

*	J.O.E.L. Jerusalem Oil Exploration, Ltd.	30,624	$509,059
*	Knafaim Arkia Holdings, Ltd.	27,233	229,524
	Leader Holding & Investments, Ltd.	74,777	184,477
*	Magal Security Systems, Ltd.	18,398	193,348
*	Magic Software Enterprises, Ltd.	35,590	85,308
	Medtechnica, Ltd.	37,742	248,082
*	Mer Industries, Ltd.	12,927	86,689
*	Metalink, Ltd.	32,556	204,249
*	Metis Capital, Ltd.	2,418	8,373
*	Middle East Tube Co., Ltd.	19,000	38,722
*	Miloumor, Ltd.	28,615	95,066
	Mivtach Shamir Holdings, Ltd.	20,802	353,979
*	Naphtha Israel Petroleum Corp.	484,656	271,810
*	Neto M.E. Holdings, Ltd.	10,537	394,155
*	NICE Systems, Ltd.	54,006	1,858,601
	Nisko Industries (1992), Ltd.	7,691	112,260
*	OCIF Investments and Development, Ltd.	5,002	142,702
*	Orckit Communications, Ltd.	29,519	316,417
	Ormat Industries, Ltd.	238,897	2,848,004
	Osem Investment, Ltd.	72,777	634,538
	Packer Plada, Ltd.	1,161	110,201
	Property and Building Corp., Ltd.	9,425	1,376,154
*	RADVision, Ltd.	36,193	784,390
	Rapac Electronics, Ltd.	6,000	29,249
	Rapac Technologies (2000), Ltd.	6,000	66,617
*	Retalix, Ltd.	52,449	1,035,861
*	Scailex Corp., Ltd.	95,694	793,289
	Shrem Fudim Kelner & Co., Ltd.	37,724	169,506
*	Spectronix, Ltd.	9,752	33,335
	Suny Electronic Inc., Ltd.	76,519	310,818
*	Super-Sol, Ltd. Series B	449,336	1,755,212
	Tadiran Communications, Ltd.	33,810	1,356,410
*	Team Computer & Systems, Ltd.	1,400	31,890
*	Telsys, Ltd.	24,609	180,970
*	The Israel Land Development Co., Ltd.	55,310	314,361
*	Tower Semiconductor, Ltd.	189,824	337,556
*	TTI Team Telecom International, Ltd. ADR	3,220	8,308
*	Union Bank of Israel, Ltd.	120,682	614,041
	Urdan Industries, Ltd.	303,535	231,807
*	VeriFone Holdings, Inc.	12,152	476,178
*	Ytong Industries, Ltd.	52,500	57,556
TOTAL COMMON STOCKS			45,645,179

RIGHTS/WARRANTS — (0.0%)
*	Alony Hetz Properties & Investments, Ltd. Warrants 11/20/07	16,263	50,380

TOTAL — ISRAEL			45,695,559

MALAYSIA — (8.3%)
COMMON STOCKS — (8.3%)
	A&M Realty Berhad	32,500	13,736

12

	Acoustech Berhad	371,100	$110,386
	ACP Industries Berhad	601,000	300,629
	Aeon Co. (M) Berhad	511,300	1,167,887
*	Amalgamated Industrial Steel Berhad	11,250	2,058
*	AMBD Berhad	58,000	4,727
	Amway (Malaysia) Holdings Berhad	396,700	758,823
	Ann Joo Resources Berhad	634,800	395,267
*	Anson Perdana Berhad	10,000	128
*	Antah Holding Berhad	23,000	2,531
	APM Automotive Holdings Berhad	215,100	146,220
	Asas Dunia Berhad	16,000	3,290
*	Asia Pacific Land Berhad	1,595,700	228,252
	Asiatic Development Berhad	300,000	428,464
	Ayer Hitam Planting Syndicate Berhad	6,000	6,306
	Bandar Raya Developments Berhad	1,190,200	561,203
	Batu Kawan Berhad	195,000	459,345
*	Berjaya Capital Berhad	93,840	61,706
*	Berjaya Corp. Berhad	5,648,900	621,883
*	Berjaya Corp. Berhad ICULS	5,425,041	286,507
	Berjaya Land Berhad	620,600	163,161
	Bernas Padiberas Nasional Berhad	1,478,200	844,323
*	Bimb Holdings Berhad	208,200	77,434
*	Bintai Kinden Corp. Berhad	16,000	3,427
*	Bolton Properties Berhad	96,000	25,214
	Boustead Holdings Berhad	1,707,100	1,062,946
	Boustead Properties Berhad	290,500	280,449
	Cahya Mata Sarawak Berhad	425,200	226,028
	Carlsberg Brewery Malaysia Berhad	943,100	1,428,122
	Cement Industries of Malaysia Berhad	405,000	683,132
	Chemical Co. of Malaysia Berhad	332,600	292,492
	Chin Teck Plantations Berhad	33,000	53,706
*	Compugates Holdings Berhad	600	254
	Cosway Corp. Berhad	113,000	36,836
	Courts Mammoth Berhad	327,000	86,943
	Cycle & Carriage Bintang Berhad	15,000	9,506
*	Damansara Realty Berhad	1,962,200	207,711
*	Datuk Keramik Holdings Berhad	24,000	308
	Dijaya Corp. Berhad	96,000	23,174
	DNP Holdings Berhad	102,500	27,543
	DRB-Hicom Berhad	3,143,000	1,688,372
*	Dreamgate Corp. Berhad	187,400	72,298
*	Dunham-Bush (Malaysia) Berhad	16,950	15,564
	Dutch Lady Milk Industries Berhad	107,400	337,637
	E&O Property Development Berhad	12,000	8,848
	Eastern & Oriental Berhad (6468754)	337,600	192,028
*	Eastern & Oriental Berhad (B19ZLW1)	36,000	20,554
	Eastern Pacific Industrial Corp. Berhad	143,800	58,317
	ECM Libra Avenue Berhad	2,118,877	542,181
	Edaran Otomobil Nasional Berhad	529,000	438,105
	Eng Kah Corp. Berhad	32,000	34,719
	Engtex Group Berhad	240,200	89,912
	Esso Malaysia Berhad	354,900	295,033

13

*	Faber Group Berhad	554,000	$117,225
	Far East Holdings Berhad	47,400	64,966
*	FCW Holdings Berhad	24,000	857
*	Fountain View Development Berhad	808,200	46,202
	Fraser & Neave Holdings Berhad	382,000	785,960
*	GHL Systems Berhad	332,464	95,108
	Globetronics Technology Berhad	2,514,600	244,411
	Glomac Berhad	439,800	163,305
	Gold IS Berhad	163,600	81,830
*	Golden Plus Holdings Berhad	16,000	2,765
*	Gopeng Berhad	17,000	3,159
	Guiness Anchor Berhad	1,041,700	1,787,278
*	Gula Perak Berhad	1,875,775	128,756
	Guthrie Ropel Berhad	35,900	51,249
	Hap Seng Consolidated Berhad	752,300	543,409
	Heitech Padu Berhad	26,000	8,021
*	HIL Industries Berhad	56,810	7,630
	HLG Capital Berhad	12,000	6,644
	Hock Seng Lee Berhad	135,060	127,288
	Hong Leong Industries Berhad	605,900	960,535
*	Hovid Berhad	305,000	41,021
	Hume Industries (Malaysia) Berhad	374,067	380,268
	Hunza Properties Berhad	500,400	321,533
	Hwang-DBS (Malaysia) Berhad	199,500	162,086
	IGB Corp. Berhad	1,935,050	1,216,422
	IJM Plantations Berhad	227,600	112,439
*	Insas Berhad	1,642,200	336,147
	Integrated Logistics Berhad	419,100	237,069
	Island & Peninsular Berhad	2,093,340	974,482
*	Jaks Resources Berhad	1,077,000	160,246
	Java, Inc. Berhad	37	33
	Jaya Tiasa Holdings Berhad	283,600	335,297
*	Johan Holdings Berhad	30,000	2,100
	Johor Land Berhad	69,910	28,562
*	Jotech Holdings Berhad	1,812,700	108,865
	JT International Berhad	550,600	654,087
	K & N Kenanga Holdings Berhad	287,300	97,775
*	Karambunai Corp. Berhad	2,740,000	152,924
	Keck Seng (Malaysia) Berhad	535,400	657,579
	KFC Holdings (Malaysia) Berhad	562,000	930,874
	Kian Joo Can Factory Berhad	1,342,080	456,182
	Kim Hin Industry Berhad	52,000	20,638
	Kim Loong Resources Berhad	36,000	16,862
	KLCC Property Holdings Berhad	1,700,000	1,534,541
	KNM Group Berhad	577,000	1,796,431
	KPJ Healthcare Berhad	265,700	159,300
*	Kretam Holdings Berhad	15,000	3,686
	KrisAssets Holdings Berhad	98,863	74,527
	KSL Holdings Berhad	303,400	172,412
*	Kub Malaysia Berhad	2,296,100	357,962
*	Kuchai Development Berhad	23,000	7,950
	Kulim Malaysia Berhad	705,350	1,329,307

14

*	Kumpulan Europlus Berhad	1,268,800	$252,284
	Kumpulan Fima Berhad	534,900	94,740
*	Kumpulan Hartanah Selangor Berhad	166,500	12,605
*	Kurnia Asia Berhad	180,000	59,606
	Kwantas Corp. Berhad	155,800	218,928
	Ladang Perbadanan-Fima Berhad	11,000	9,364
*	Land & General Berhad	2,276,500	218,276
	Landmarks Berhad	2,156,300	1,509,720
*	LBS Bina Group Berhad	878,600	138,070
	Leader Universal Holdings Berhad	2,698,700	547,814
	Leong Hup Holdings Berhad	427,700	147,952
	Lingkaran Trans Kota Holdings Berhad	1,370,400	1,056,619
	Lion Industries Corp. Berhad	1,560,400	597,843
*	Liqua Health Corp. Berhad	173	16
	London Biscuits Berhad	152,800	75,059
	MAA Holdings Berhad	986,866	569,628
*	Malaysia Aica Berhad	48,200	9,224
	Malaysia Building Society Berhad	35,000	10,815
	Malaysia Industrial Development Finance Berhad	2,255,000	863,224
	Malaysian Bulk Carriers Berhad	1,209,400	1,270,922
	Malaysian Mosaics Berhad	71,460	31,443
	Malaysian National Reinsurance Berhad	455,000	597,926
	Malaysian Oxygen Berhad	433,000	1,780,932
	Malaysian Pacific Industries Berhad	222,400	654,416
*	Malaysian Resources Corp. Berhad	5,864,866	2,901,994
*	Mancon Berhad	12,000	2,980
	Manulife Insurance (M) Berhad	100,800	72,018
	MBM Resources Berhad	165,766	142,034
*	Measat Global Berhad	40,000	29,356
	Media Prima Berhad	61,533	42,176
	Mega First Corp. Berhad	38,700	16,922
	Melewar Industrial Group Berhad	149,199	43,930
*	MEMS Technology Berhad	1,917,000	334,311
	Metro Kajang Holdings Berhad	58,800	24,352
*	Mieco Chipboard Berhad	116,000	39,754
	MK Land Holdings Berhad	2,681,700	475,174
*	MoBif Berhad	302,000	51,786
	MTD Infraperdana Berhad	3,284,300	994,682
	Muhibbah Engineering Berhad	395,100	451,328
*	MUI Properties Berhad	75,200	6,021
*	Mulpha International Berhad	4,921,650	2,377,266
*	Multi-Purpose Holdings Berhad	457,000	318,726
	Mycron Steel Berhad	14,650	3,430
	Naim Cendera Berhad	622,300	750,465
	Naluri Berhad	1,254,900	252,679
*	Nam Fatt Berhad	378,200	72,617
	Narra Industries Berhad	16,000	4,202
	NCB Holdings Berhad	1,147,200	894,227
	New Straits Times Press (Malaysia) Berhad	749,600	443,359
*	Nikko Electronics Berhad	36,600	5,223
	Notion VTEC Berhad	832,000	141,449
*	NTPM Holdings Berhad	134,000	16,864

15

	NV Multi Corp. Berhad	420,900	$72,146
*	NWP Holdings Berhad	112,000	8,531
	Nylex (Malaysia) Berhad	332,500	157,666
	Oriental Holdings Berhad	141,500	195,734
	OSK Holdings Berhad	1,971,271	1,436,443
	OSK Property Holdings Berhad	3,393	1,163
	P.I.E. Industrial Berhad	140,100	124,035
	Pacific & Orient Berhad	45,218	21,561
	Pacificmas Berhad	134,900	144,120
*	Pan Malaysia Cement Works Berhad	192,000	14,813
*	Pan Malaysian Industries Berhad	818,000	30,364
	Panasonic Manufacturing Malaysia Berhad	94,184	254,279
*	Panglobal Berhad	14,000	7,554
	PBA Holdings Berhad	191,100	64,959
	Pelikan International Corp. Berhad	599,560	681,668
*	Permaju Industries Berhad	730,000	133,489
	Petaling Garden Berhad	190,600	95,211
	PJ Development Holdings Berhad	200,000	34,280
	PK Resources Berhad	14,000	2,562
*	Prime Utilities Berhad	3,000	352
*	Promet Berhad	52,000	0
*	Protasco Berhad	53,000	14,839
*	Puncak Niaga Holdings Berhad	779,520	756,599
	QL Resources Berhad	413,700	335,663
	QSR Brand Berhad	32,000	32,525
	Ramatex Berhad	292,700	179,711
*	Ramunia Holdings Berhad	76,000	24,319
	Ranhill Berhad	1,419,680	523,406
*	Ranhill Utilities Berhad	227,160	158,360
*	Rashid Hussain Berhad	182,000	83,236
*	RB Land Holdings Berhad	462,400	126,880
*	Rekapacific Berhad	55,000	0
	Road Builders (Malaysia) Holdings Berhad	1,907,600	2,317,226
*	Salcon Berhad	572,400	209,296
	Sapura Resources Berhad	43,000	4,116
	Sapura Telecommunications Berhad	64,846	16,687
	Sarawak Enterprise Corp. Berhad	300,200	168,199
	Sarawak Oil Palms Berhad	25,500	26,531
	Scientex, Inc. Berhad	93,700	108,063
	Scomi Group Berhad	4,300,100	1,486,552
	Shangri-La Hotels (Malaysia) Berhad	114,000	83,033
	SHL Consolidated Berhad	75,000	26,327
	Sime Engineering Services Berhad	825,200	403,150
	Sime UEP Properties Berhad	133,000	159,463
	Southern Acids (Malaysia) Berhad	41,000	17,455
*	Southern Steel Berhad	400,800	173,950
*	SRI Hartemas Berhad	65,000	0
	Star Publications (Malaysia) Berhad	124,000	111,934
	Subur Tiasa Holdings Berhad	367,700	525,034
*	Sumatec Resources Berhad	345,800	89,510
	Sunrise Berhad	904,820	555,585
	Sunway City Berhad	687,200	550,160

16

*	Sunway Holdings, Inc. Berhad	2,059,000	$339,372
	Supermax Corp. Berhad	354,350	406,688
	Suria Capital Holdings Berhad	488,000	100,385
	Symphony House Berhad	20,571	2,647
	Ta Ann Holdings Berhad	475,680	1,467,290
	TA Enterprise Berhad	3,938,200	1,905,668
*	Talam Corp. Berhad	12,850	973
*	Tamco Corp. Holdings Berhad	83,000	12,683
	Tan Chong Motor Holdings Berhad	2,293,000	806,548
*	Tanah Emas Corp. Berhad	65,000	11,796
	Tasek Corp. Berhad	87,600	77,555
*	Tebrau Teguh Berhad	956,000	268,025
	TH Group Berhad	230,500	40,166
*	Time Dotcom Berhad	1,976,300	421,069
*	Time Engineering Berhad	1,980,100	407,860
	Top Glove Corp. Berhad	782,880	1,978,138
	Tradewinds (Malaysia) Berhad	290,600	265,348
*	Tradewinds Corp. Berhad	2,510,500	667,326
*	Tradewinds Plantation Berhad	772,500	425,790
*	Trengganu Development & Management Berhad	79,700	25,721
	UAC Berhad	25,000	29,437
	Uchi Technologies Berhad	1,138,500	1,020,677
	UDA Holdings Berhad	947,300	786,794
	Unico-Desa Plantations Berhad	1,475,152	235,918
	Unisem (M) Berhad	1,226,200	662,498
	United Malacca Rubber Estates Berhad	118,900	167,765
	United Malayan Land Berhad	13,000	6,095
	United Plantations Berhad	663,600	2,084,837
*	Utama Banking Group Berhad	1,802,000	1,071,023
*	Utusan Melayu (Malaysia) Berhad	144,500	45,392
*	VADS Berhad	8,200	16,173
	VS Industry Berhad	183,200	109,855
	Wah Seong Corp. Berhad	879,100	625,139
*	Weida (Malaysia) Berhad	183,500	38,772
	Worldwide Holdings Berhad	385,600	341,454
	WTK Holdings Berhad	487,200	1,196,795
	Yeo Hiap Seng (Malaysia) Berhad	47,300	32,115
	Yi-Lai Berhad	84,100	29,547
	Yu Neh Huat Berhad	750,400	488,634
	Zelan Berhad	717,400	1,814,363
TOTAL COMMON STOCKS			87,771,651

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1 08/03/13	176,957	11,366
*	Malayan United Industries Berhad A2 08/03/13	176,957	10,608
*	Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible Preferred Shares 12/20/09	1,840	305
TOTAL PREFERRED STOCKS			22,279

17

RIGHTS/WARRANTS — (0.0%)
*	Bimb Holdings Berhad Rights 03/13/07	104,100	$8,915
*	Liqua Health Corp. Berhad Warrants 09/09/08	34	1
*	Mieco Chipboard Berhad Warrants 04/21/09	23,000	3,086
TOTAL RIGHTS/WARRANTS			12,002

TOTAL — MALAYSIA			87,805,932

MEXICO — (6.8%)
COMMON STOCKS — (6.8%)
#	Consorcio Ara S.A. de C.V.	1,015,200	6,374,440
*	Consorcio Hogar S.A. de C.V. Series B	425,370	278,139
#	Controladora Comercial Mexicana S.A. de C.V. Series B	2,191,700	5,555,715
* #	Corporacion Geo S.A.B. de C.V. Series B	2,382,300	12,909,940
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	910,372	2,397,389
	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	1,623	850
	Corporativo Fragua S.A. de C.V. Series B	31	208
*	Desc S.A. de C.V. Series B	196,367	297,254
	Embotelladora Arca S.A. de C.V., Mexico	1,840,400	6,593,934
*	Empaques Ponderosa S.A. de C.V. Series B	206,000	16,607
*	Empresas ICA S.A. de C.V. Sponsored ADR	4,200	179,382
*	Empresas ICA S.A.B. de C.V	1,694,008	6,069,429
#	Gruma S.A. de C.V. Series B	1,069,600	3,377,170
#	Grupo Aeroportuario del Sureste S.A.B. de C.V.	652,200	2,903,418
	Grupo Cementos de Chihuahua S.A. de C.V.	730,200	3,466,491
	Grupo Continental S.A. de C.V.	902,000	1,858,261
	Grupo Corvi S.A. de C.V. Series L	100,000	27,095
	Grupo Elektra S.A. de C.V.	128,500	1,945,306
	Grupo Herdez S.A.B. de C.V.	107,000	114,723
#	Grupo Industrial Maseca S.A. de C.V. Series B	510,000	468,238
	Grupo Industrial Saltillo S.A.B. de C.V.	176,552	248,282
*	Grupo Iusacell S.A. de C.V.	76,405	896,531
*	Grupo Nutrisa S.A. de C.V.	188	202
	Grupo Posadas S.A. de C.V. Series L	199,000	214,611
*	Grupo Qumma S.A. de C.V. Series B	105,334	1,698
	Industrias Bachoco S.A. Series B	152,000	364,881
	Industrias Penoles S.A. de C.V.	223,500	2,182,109
*	Industrias S.A. de C.V. Series B	1,502,948	5,627,204
*	Jugos del Valle S.A. de C.V. Series B	50,900	309,115
*	Movilaccess S.A. de C.V. Series B	13,489	296,622
*	Promotora y Operadora de Infraestructura S.A. de C.V.	67,110	162,302
*	Sanluis Corporacion S.A. de C.V. Series A	3,300	1,160
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	2,312
*	Savia S.A. de C.V.	610,700	43,761
#	TV Azteca S.A. de C.V. Series A	6,581,300	5,276,028
#	Vitro S.A. de C.V.	1,062,102	2,131,016

TOTAL — MEXICO			72,591,823

PHILIPPINES — (1.8%)
COMMON STOCKS — (1.8%)
	Aboitiz Equity Ventures, Inc.	1,385,000	235,294

18

	Alaska Milk Corp.	1,404,000	$112,934
*	Bacnotan Consolidated Industries, Inc.	146,680	30,407
*	Belle Corp.	20,937,000	600,933
*	Benpres Holdings Corp.	9,148,000	669,477
*	C & P Homes, Inc.	647,700	32,779
	Cebu Holdings, Inc.	2,284,000	180,217
*	Digital Telecommunications (Philippines), Inc.	20,973,000	798,431
	DMCI Holdings, Inc.	2,642,000	355,258
	EDSA Properties Holdings, Inc.	1,759,970	64,663
*	EEI Corp.	1,929,000	175,850
*	Empire East Land Holdings, Inc.	8,040,000	139,125
*	Fil-Estate Land, Inc.	3,170,700	57,561
*	Filinvest Development Corp.	4,664,500	506,767
*	Filinvest Land, Inc.	40,309,452	1,422,861
	First Philippines Holdings Corp.	1,177,800	1,845,707
	Ginebra San Miguel, Inc.	1,003,200	519,471
*	Global Equities, Inc.	3,086,462	109,062
*	House of Investments, Inc.	732,000	42,897
	International Container Terminal Services, Inc.	3,800,197	2,284,862
*	Ionics, Inc.	769,825	38,316
*	iVantage Corp.	593,400	19,640
	Jollibee Food Corp.	640,000	662,427
*	Lepanto Consolidated Mining Co. Series B	2,598,750	17,686
*	Mabuhay Holdings Corp.	516,000	7,708
	Macroasia Corp.	2,237,500	127,477
*	Manila Jockey Club, Inc.	130,622	9,016
*	Manila Mining Corp.	149,300,000	102,160
	Megaworld Properties & Holdings, Inc.	39,924,880	2,523,173
*	Metro Pacific Corp. Series A	1,827,193	78,310
*	Paxys, Inc.	280,000	156,842
	Petron Corp.	6,926,000	628,413
	Philex Mining Corp.	2,068,000	174,704
*	Philippine Bank of Communications	14,726	15,778
*	Philippine National Bank	837,293	862,692
*	Philippine National Construction Corp.	173,000	16,754
*	Philippine Realty & Holdings Corp.	6,270,000	84,285
	Philippine Savings Bank	356,863	437,482
*	Prime Orion Philippines, Inc.	2,920,000	16,841
	Republic Glass Holding Corp.	507,500	16,208
*	RFM Corp.	2,378,934	71,870
	Rizal Commercial Banking Corp.	45,000	36,373
	Robinson’s Land Corp. Series B	1,525,870	584,810
	Security Bank Corp.	395,642	635,649
	Semirara Mining Corp.	200,900	74,269
	SM Development Corp.	4,971,000	410,819
	Soriano (A.) Corp.	3,430,211	220,449
	Union Bank of the Philippines	47,500	59,251
*	United Paragon Mining Corp.	322,500	4,771
*	Universal Rightfield Property Holdings, Inc.	1,062,000	613
	Universal Robina Corp.	3,255,015	1,164,116
*	Victorias Milling Co., Inc.	139,680	2,504
*	Vitarich Corp.	176,000	798

TOTAL — PHILIPPINES			19,446,760

19

POLAND — (5.2%)
COMMON STOCKS — (5.0%)
	Agora SA	129,204	$1,774,510
*	Alchemia SA	42,778	184,104
*	Amica Wronki SA	25,532	237,810
	Apator SA	24,153	196,499
	Asseco Poland SA	75,095	1,591,556
*	Boryszew SA	87,261	623,299
*	Budimex SA	55,272	1,836,744
*	Cersanit SA	244,907	3,411,543
	Computerland SA	33,221	1,251,415
	Debica SA	30,666	965,024
*	Decora SA	1,810	30,959
*	Echo Investment SA	118,198	3,987,697
	Elektrobudowa SA	8,761	375,335
*	Elstar Oils SA	11,384	53,125
*	Eurocash SA	84,633	258,372
	Fabryki Mebli Forte SA	55,216	260,159
*	Farmacol SA	61,368	854,531
*	Firma Chemiczna Dwory SA	17,628	737,149
	Grupa Kety SA	44,298	2,765,062
*	Grupa Lotos SA	107,580	1,527,605
*	Huta Ferrum SA	309	2,473
*	Impexmetal SA	31,024	2,556,114
*	Koelner SA	18,669	370,415
	Kredyt Bank SA	18,184	133,722
*	Kroscienskie Huty Szkla Krosno SA	20,000	40,604
*	Lentex SA	30,128	443,340
*	LPP SA	2,095	681,252
*	MNI SA	253,024	433,941
	Mondi Packaging Paper Swiecie SA	13,443	422,072
*	Mostostal Export SA	408,285	848,447
	Mostostal Siedlce SA	46,569	2,884,293
*	Mostostal Warszawa SA	37,200	588,134
*	Mostostal Zabrze Holding SA	82,376	219,172
	Netia Holdings SA	1,021,505	1,556,294
*	NG2 SA	16,660	261,880
*	Ocean Company SA	8,530	347
*	Opoczno SA	2,189	30,458
*	Optimus SA	7,500	10,358
	Orbis SA	161,652	4,658,586
*	PBG SA	16,567	1,699,858
*	Pekaes SA	5,000	30,624
*	Pfleiderer Grajewo SA	13,834	278,030
	Polska Grupa Farmaceutyczna SA	39,991	1,089,252
*	Polski Koncern Miesny Duda SA	157,185	760,948
*	Praterm SA	5,035	70,845
	Prokom Software SA	65,251	3,446,834
	Prosper SA	16,575	92,258

20

*	Provimi-Rolimpex SA	36,330	$259,089
*	Raciborska Fabryka Kotlow SA	66,305	238,421
*	Stalexport SA	641,224	1,184,264
	Ster-Projekt SA	122,099	317,396
*	Vistula SA	21,673	735,585
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	13,102	3,598,969
	Zaklady Tluszcowe Kruszwica SA	37,250	781,056
*	Zelmer SA	2,161	36,009
TOTAL COMMON STOCKS			53,683,838

RIGHTS/WARRANTS — (0.2%)
*	Alchemia SA Rights	42,778	495,565
*	Duda SA Rights 03/28/07	157,185	601,117
*	Rafako SA Rights 03/20/07	66,305	579,456
TOTAL RIGHTS/WARRANTS			1,676,138

TOTAL — POLAND			55,359,976

SOUTH AFRICA — (11.6%)
COMMON STOCKS — (11.6%)
	Adcorp Holdings, Ltd.	59,285	276,584
	Advtech, Ltd.	731,623	339,024
	Aeci, Ltd.	373,412	3,657,125
	Afgri, Ltd.	966,142	868,510
	African Oxygen, Ltd.	391,811	1,635,188
*	African Rainbow Minerals, Ltd.	429,344	5,765,350
	AG Industries, Ltd.	307,400	236,748
	Alexander Forbes, Ltd.	862,527	1,959,863
	Allied Electronics Corp., Ltd.	184,853	1,145,280
	Allied Technologies, Ltd.	196,345	1,784,001
	Amalgamated Appliance Holdings, Ltd.	398,154	345,887
	Argent Industrial, Ltd.	147,042	354,305
	Aspen Pharmacare Holdings, Ltd.	316,873	1,541,333
*	AST Group, Ltd.	873,528	99,259
	Astral Foods, Ltd.	105,878	1,536,708
	Aveng, Ltd.	1,002,160	5,475,607
	AVI, Ltd.	587,359	1,627,125
*	Bell Equipment, Ltd.	192,091	852,511
	Brandcorp Holdings, Ltd.	101,257	181,617
	Business Connexion Group	229,687	222,268
	Bytes Technology Group, Ltd.	323,480	626,073
	Capitec Bank Holdings, Ltd.	126,643	647,726
	Cashbuild, Ltd.	37,276	264,177
	Caxton & CTP Publishers & Printers, Ltd.	769,907	1,723,244
	Ceramic Industries, Ltd.	31,493	653,779
	City Lodge Hotels, Ltd.	86,217	904,928
*	Corpgro, Ltd.	241,136	0
	Cullinan Holdings, Ltd.	10,000	765
	Datacentrix Holdings, Ltd.	248,698	133,378
	Datatec, Ltd.	459,852	2,139,931
	Delta Electrical Industries, Ltd.	83,032	218,269

21

	Dimension Data Holdings PLC	2,494,909	$2,382,628
	Distell Group, Ltd.	317,735	2,280,639
	Distribution & Warehousing Network, Ltd.	276,389	611,171
	Dorbyl, Ltd.	38,250	79,329
*	Durban Roodeport Deep, Ltd.	511,456	378,587
	Ellerine Holdings, Ltd.	273,659	3,032,774
*	Enaleni Pharmaceuticals, Ltd.	15,000	10,136
	Enviroserv Holdings, Ltd.	149,193	205,040
	ERP.com Holdings, Ltd.	124,795	24,115
	Famous Brands, Ltd.	135,016	296,921
	Foschini, Ltd.	84,284	761,414
	Gold Reef Resorts, Ltd.	329,678	1,048,796
	Grindrod, Ltd.	918,733	2,190,933
	Group Five, Ltd.	240,698	1,699,070
	Highveld Steel & Vanadilum Corp., Ltd.	216,434	2,442,753
	Hudaco Industries, Ltd.	58,055	591,061
	Iliad Africa, Ltd.	243,344	456,159
	Illovo Sugar, Ltd.	522,701	1,446,559
	Investec, Ltd.	104,917	1,243,196
*	JCI, Ltd.	1,622,051	0
	Johnic Communications, Ltd.	340,496	4,201,994
*	Kap International Holdings, Ltd.	52,128	32,765
	Lewis Group, Ltd.	305,911	2,882,246
*	M Cubed Holdings, Ltd.	385,000	13,805
	Massmart Holdings, Ltd.	188,040	2,184,309
	Medi-Clinic Corp., Ltd.	737,399	2,661,242
*	Merafe Resources, Ltd.	4,279,265	578,045
	Metair Investment, Ltd.	12,529	502,510
*	Metorex, Ltd.	584,898	1,640,505
	Metropolitan Holdings, Ltd.	1,684,538	3,543,028
	Mr. Price Group, Ltd.	464,417	1,909,017
	Murray & Roberts Holdings, Ltd.	651,864	4,831,966
	Mustek, Ltd.	195,398	293,245
	Mvelaphanda Group, Ltd.	809,804	1,265,565
	Nampak, Ltd.	397,638	1,278,894
	New Clicks Holdings, Ltd.	816,382	1,474,495
	New Corpcapital, Ltd.	241,136	3,335
#	Northam Platinum, Ltd.	497,325	3,408,176
	Nu-World Holdings, Ltd.	41,406	229,428
	Oceana Group, Ltd.	167,923	366,290
	Omnia Holdings, Ltd.	85,988	758,377
*	Palabora Mining Co., Ltd.	28,938	206,220
*	Peregrine Holdings, Ltd.	289,805	570,725
	Primedia, Ltd. N Shares	345,346	1,089,990
	PSG Group, Ltd.	283,635	1,086,594
	Rainbow Chicken, Ltd.	546,886	966,089
*	Randgold & Exploration Co., Ltd.	60,670	0
	Redefine Income Fund, Ltd.	34,692	35,478
	Reunert, Ltd.	202,373	2,143,996
	Santam, Ltd.	205,923	2,882,059
*	Scharrig Mining, Ltd.	25,906	60,663
	Shoprite Holdings, Ltd.	473,300	1,769,004

22

	Spur Corp., Ltd.	201,006	$311,206
	Sun International, Ltd.	237,817	4,408,307
	Super Group, Ltd.	748,605	1,294,612
	The Spar Group, Ltd.	127,615	793,890
*	Tiger Automotive, Ltd.	153,255	296,759
	Tiger Wheels, Ltd.	153,255	329,739
	Tongaat-Hulett Group, Ltd.	230,678	3,827,641
	Tourism Investment Corp., Ltd.	1,286,533	408,943
	Trans Hex Group, Ltd.	133,914	278,023
	Trencor, Ltd.	305,298	1,354,344
	Truworths International, Ltd.	1,011,805	4,754,319
	UCS Group, Ltd.	573,294	344,568
	Unitrans, Ltd.	65,023	467,859
	Value Group, Ltd.	321,111	125,524
	Wilson Bayly Holme-Ovcon, Ltd.	98,272	1,155,636

TOTAL — SOUTH AFRICA			123,419,269

SOUTH KOREA — (12.1%)
COMMON STOCKS — (12.1%)
*	Aekyung Petrochemical Co., Ltd.	7,150	134,383
	Amorepacific Corp.	6,730	1,025,009
*	Anam Electronics Co., Ltd.	13,250	66,361
*	Asia Cement Manufacturing Co., Ltd.	3,603	162,401
*	Asia Paper Manufacturing Co., Ltd.	8,880	120,548
	AUK Corp.	8,160	20,083
	Baek Kwang Mineral Products Co., Ltd.	1,860	30,084
	Baiksan Co., Ltd.	21,190	33,320
	Bing Grae Co., Ltd.	9,540	362,448
	Bohae Brewery Co., Ltd.	2,680	53,513
	Bong Shin Co., Ltd.	85,930	99,307
	Boo Kook Securities Co., Ltd.	7,410	136,459
#	Boryung Pharmaceutical Co., Ltd.	3,442	132,100
* #	Brain Technology Industries Co., Ltd.	23,400	6,351
#	Bu Kwang Pharmaceutical Co., Ltd.	23,740	448,082
	BYC Co., Ltd.	710	110,287
	Byuck San Corp.	5,300	81,027
* #	Byuck San Engineering and Construction Co., Ltd.	38,300	307,097
	Cambridge Members Co., Ltd.	2,280	49,009
*	Capro Corp.	38,750	101,848
*	Celrun Co., Ltd.	22,630	169,576
	Cheil Communications, Inc.	5,487	1,331,191
*	Cho Kwang Leather Co., Ltd.	10,640	83,823
	Cho Kwang Paint Co., Ltd.	12,070	33,497
	Choil Aluminum Manufacturing Co., Ltd.	8,700	110,144
	Chon Bang Co., Ltd.	130	4,520
#	Chong Kun Dang Pharmaceutical Corp.	11,533	378,994
#	Choongwae Pharmaceutical Corp.	7,552	327,267
	Chosun Refractories Co., Ltd.	2,210	134,301
#	Chungho Comnet Co., Ltd.	720	13,566
	Chunil Express Co., Ltd.	572	26,397
#	CJ CGV Co., Ltd.	19,000	347,225

23

*	CKD Bio Corp.	5,230	$25,093
* #	CKF Co., Ltd.	3,770	95,453
*	Comtec Systems Co., Ltd.	25,030	28,492
*	Cosmochemical Co., Ltd.	14,640	53,651
#	Crown Confectionery Co., Ltd.	1,360	160,986
*	D.I Corp.	30,950	73,440
	Dae Chang Industrial Co.	6,390	47,719
	Dae Dong Industrial Co., Ltd.	6,090	84,644
*	Dae Ho Corp.	543	75
	Dae Hyun Co., Ltd.	51,280	48,357
* #	Dae Sang Corp.	31,228	339,352
	Dae Won Kang Up Co., Ltd.	8,080	127,511
*	Dae Young Packaging Co., Ltd.	369,230	67,113
*	Dae Yu Co., Ltd.	29,780	62,032
#	Daeduck Electronics Co., Ltd.	68,417	557,975
#	Daeduck Industries Co., Ltd.	21,536	188,113
	Daehan City Gas Co., Ltd.	11,541	297,524
	Daehan Fire & Marine Insurance Co, Ltd.	48,040	93,021
	Daehan Flour Mills Co., Ltd.	2,110	445,805
*	Daehan Pulp Co., Ltd.	7,772	49,354
	Daehan Synthetic Fiber Co., Ltd.	1,750	243,258
#	Daekyo Co., Ltd.	9,840	820,863
*	Daekyung Machinery & Engineering Co., Ltd.	3,750	70,882
	Daelim Trading Co., Ltd.	23,640	129,225
* #	Daerim Corp.	4,770	91,068
	Daesang Farmsco	13,210	24,875
*	Daesang Holdings Co., Ltd.	7,072	35,010
	Daesung Industrial Co., Ltd.	6,130	570,993
	Daewon Pharmaceutical Co., Ltd.	4,560	44,609
* #	Daewoo Electronic Components Co., Ltd.	11,938	129,475
*	Daewoo Motor Sales Corp.	31,830	858,767
	Daewoong Co., Ltd.	6,546	160,198
#	Daewoong Pharmaceutical Co., Ltd.	9,470	595,483
	Dahaam E-Tec Co., Ltd.	2,200	71,574
#	Daishin Securities Co., Ltd.	68,700	1,588,706
	Daiyang Metal Co., Ltd.	22,400	43,894
*	Daou Technology, Inc.	56,480	362,254
#	DC Chemical Co., Ltd.	19,866	959,392
*	Digital Power Communications Co., Ltd.	50,540	72,641
	Dong Ah Tire Industrial Co., Ltd.	22,245	121,969
	Dong Bu Insurance Co., Ltd.	48,710	1,335,869
	Dong IL Rubber Belt Co., Ltd.	12,158	37,333
	Dong Wha Pharmaceutical Industries Co.	9,470	282,902
*	Dong Won Co., Ltd.	6,100	66,315
#	Dong-A Pharmaceutical Co., Ltd.	13,763	1,149,673
	Dongbang Agro Co., Ltd.	19,470	88,259
	Dongbang Transport Logistics Co., Ltd.	5,200	93,275
*	Dongbu Corp.	25,950	385,860
*	Dongbu Hannong Chemical Co., Ltd.	13,870	272,890
	Dongbu Securities Co., Ltd.	16,139	254,015
* #	Dongbu Steel Co., Ltd.	30,980	274,791
* #	DongbuElectronics Co., Ltd.	185,815	372,228

24

	Dong-Il Corp.	2,974	$239,563
	Dongil Paper Manufacturing Co., Ltd.	3,770	48,232
	Dongkuk Steel Mill Co., Ltd.	64,487	1,586,965
	Dongsu Industrial Co., Ltd.	7,558	129,233
	Dongsung Chemical Co., Ltd.	5,720	65,737
	Dongsung Pharmaceutical Co., Ltd.	4,190	37,050
	Dongwon F&B Co., Ltd.	3,360	245,103
	Dongwon Industries Co., Ltd.	1,970	81,115
* #	Dongwon Systems Corp.	138,447	260,620
*	Dongyang Engineering & Construction Corp.	2,200	78,091
#	Dongyang Mechatronics Corp.	25,260	108,061
	Dongyang Tinplate Corp.	2,888	55,410
*	Doosan Corp.	13,000	800,394
* #	Doosan Industrial Development Co., Ltd.	83,770	1,193,835
*	DPI Co., Ltd.	5,710	56,419
	Ducsung Co., Ltd.	12,680	46,080
* #	DuzonBIzon Co., Ltd.	29,690	83,741
	E1 Corp.	7,720	420,105
*	Eagon Industrial Co., Ltd.	3,120	60,446
*	En Paper Manufacturing Co., Ltd.	23,440	93,228
	Enex Co., Ltd.	3,440	26,949
	e-Starco Co., Ltd.	59,320	65,391
	F&F Co., Ltd.	21,060	96,156
#	Feelux Co., Ltd.	35,140	55,468
*	First Fire & Marine Insurance Co., Ltd.	23,310	107,437
* #	Firstech Co., Ltd.	29,829	34,858
#	FNC Kolon Corp.	10,844	177,631
*	Foosung Co., Ltd.	46,809	111,343
#	Fursys, Inc.	13,170	302,865
	Gaon Cable Co., Ltd.	4,470	123,924
#	GIIR, Inc.	14,410	207,592
* #	Global & Yuasa Battery Co., Ltd.	12,280	80,747
	Green Cross Corp.	1,825	133,917
*	Green Cross Corp.	2,050	117,062
*	Green Fire Marine Insurance Co., Ltd.	4,250	24,986
*	GS Instruments Co., Ltd.	6	31
#	Gwangju Shinsegae Co., Ltd.	1,820	285,091
*	H.S. Industries Co., Ltd.	3,510	34,126
*	Hae In Co., Ltd.	10,894	38,482
* #	Halla Climate Control Corp.	106,070	1,162,245
	Halla Engineering & Construction Corp.	13,160	284,025
#	Han All Pharmaceutical Co., Ltd.	34,948	75,922
#	Han Kuk Carbon Co., Ltd.	28,623	232,136
	Han Yang Securities Co., Ltd.	12,760	166,954
	Handok Pharmaceuticals Co., Ltd.	12,760	197,197
#	Handsome Corp.	44,050	674,860
*	Hanil Cement Manufacturing Co., Ltd.	8,558	697,968
*	Hanil Construction Co., Ltd.	6,460	105,744
*	Hanil E-Wha Co., Ltd.	38,970	97,950
	Hanil Iron & Steel Co., Ltd.	2,450	56,673
#	Hanjin Transportation Co., Ltd.	13,211	416,307
	Hankook Cosmetics Co., Ltd.	25,320	72,058

25

	Hankook Shell Oil Co., Ltd.	1,620	$101,744
*	Hankook Synthetics, Inc.	550	3,016
#	Hankuk Electric Glass Co., Ltd.	5,240	103,717
* #	Hankuk Glass Industries, Inc.	12,660	470,319
#	Hankuk Paper Manufacturing Co., Ltd.	5,840	163,627
#	Hanmi Capital Co., Ltd.	20,620	189,542
#	Hanmi Pharm Co., Ltd.	9,994	1,228,948
	Hansae Co., Ltd.	22,080	66,155
*	Hansol Chemical Co., Ltd.	12,170	98,437
#	Hansol CSN Co., Ltd.	65,160	231,459
* #	Hansol LCD, Inc.	5,777	274,396
* #	Hansol Paper Co., Ltd.	53,310	773,445
#	Hanssem Co., Ltd.	22,380	179,867
*	Hansung Enterprise Co., Ltd.	5,340	27,612
	Hanwha Chemical Corp.	93,200	1,332,564
* #	Hanwha Non-Life Insurance Co., Ltd.	24,410	274,538
	Hanwha Securities Co., Ltd.	43,380	468,750
	Hanwha Timeworld Co., Ltd.	5,120	81,053
#	Heung-A Shipping Co., Ltd.	16,400	44,614
*	Hi-Tron Systems, Inc.	4,780	22,111
#	Hotel Shilla, Ltd.	60,958	927,034
*	HS R&A Co., Ltd.	6,360	74,089
	Huchems Fine Chemical Corp.	31,846	330,383
*	Huneed Technologies Co., Ltd.	71,210	74,554
* #	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	43,244	267,191
	Husteel Co., Ltd.	7,220	116,823
#	Hwa Sung Industrial Co.	12,520	223,668
	Hwacheon Machinery Works Co., Ltd.	2,200	35,431
	Hwashin Co., Ltd.	22,220	57,046
* #	Hyosung Motors & Machinery, Inc.	92,190	78,293
	Hyosung T & C Co., Ltd.	40,358	1,202,963
* #	Hyundae Metal Co., Ltd.	6,642	13,778
#	Hyundai Auton Co., Ltd.	106,880	842,291
	Hyundai Cement Co., Ltd.	10,020	334,693
* #	Hyundai Corp.	21,801	456,820
	Hyundai Department Store Co., Ltd.	6,000	539,950
#	Hyundai Department Store H & S Co., Ltd.	6,210	419,549
*	Hyundai DSF Co., Ltd.	7,510	72,025
* #	Hyundai Elevator Co., Ltd.	7,294	527,494
#	Hyundai Hysco	91,740	886,583
#	Hyundai Marine & Fire Insurance Co., Ltd.	103,080	1,410,109
	Hyundai Pharmaceutical Ind. Co., Ltd.	1,410	35,018
	Hyundai Securities Co., Ltd.	189,830	2,631,839
*	IB Sports, Inc.	14,500	103,593
* #	IHQ, Inc.	44,450	253,338
	Il Dong Pharmaceutical Co., Ltd.	5,810	268,803
	Il Sung Construction Co., Ltd.	4,300	31,809
*	Il Yang Pharmaceutical Co., Ltd.	18,270	466,499
*	Iljin Diamond Co., Ltd.	4,272	68,232
*	Iljin Display Co., Ltd.	2,568	32,746
*	Iljin Electric, Ltd.	43,730	142,033
* #	Ilkyung Co., Ltd.	22,850	12,501

26

	Ilshin Spinning Co., Ltd.	1,730	$97,331
	Ilsung Pharmaceutical Co., Ltd.	2,040	183,621
#	InziControls Co., Ltd.	14,290	88,836
	ISU Chemical Co., Ltd.	7,920	74,681
	Isupetasys Co., Ltd.	39,800	71,207
#	Jahwa Electronics Co., Ltd.	16,460	128,839
	Jeil Mutual Savings Bank	7,990	93,750
	Jeil Pharmaceutical Co.	18,840	135,591
*	Jeonbuk Bank, Ltd.	43,332	401,666
*	Jindo Corp.	22,433	72,525
*	Jindo F& Co., Ltd.	2,877	11,379
	Jinheung Mutual Savings Bank Co., Ltd.	12,790	77,423
*	Joongang Construction Co., Ltd.	6,890	97,684
#	K.C. Tech Co., Ltd.	24,771	92,688
*	Keang Nam Enterprises Co., Ltd.	20,050	481,830
* #	KEC Corp.	54,690	50,236
* #	KEC Holdings Co., Ltd.	18,229	26,713
* #	Kedcom Co., Ltd.	90,960	39,162
	Keyang Electric Machinery Co., Ltd.	40,210	80,600
	KG Chemical Corp.	8,410	73,174
*	KIRIN Co., Ltd.	61,710	83,162
	KISWIRE, Ltd.	12,848	374,635
	Kodenshi Korea Corp.	25,020	99,534
*	KOJE Co., Ltd.	6,810	27,222
#	Kolon Engineering & Construction Co., Ltd.	21,890	345,389
*	Kolon Industries, Inc.	23,140	368,134
*	Korea Automotive Systems Co., Ltd.	4,840	130,913
	Korea Cast Iron Pipe Co., Ltd.	26,090	105,603
*	Korea Circuit Co.	19,330	81,485
*	Korea Cottrell Co., Ltd.	13,330	55,254
*	Korea Data Systems Co., Ltd.	35,613	28,319
	Korea Development Co., Ltd.	14,820	294,084
	Korea Development Leasing Corp.	3,030	167,430
#	Korea Electric Terminal Co., Ltd.	14,990	247,861
	Korea Export Packing Industries Co., Ltd.	3,990	43,176
*	Korea Express Co., Ltd.	12,720	1,146,645
	Korea Fine Chemical Co., Ltd.	2,479	48,178
	Korea Flange Co., Ltd.	6,900	74,912
#	Korea Iron & Steel Co., Ltd.	14,150	531,887
#	Korea Kolmar Co., Ltd.	18,210	72,682
* #	Korea Komho Petrochemical Co., Ltd.	26,400	749,559
	Korea Line Corp.	11,600	663,869
	Korea Mutual Savings Bank	6,040	119,041
	Korea Petrochemical Industry Co., Ltd.	10,960	430,978
	Korea Polyol Co., Ltd.	2,968	141,940
	Korea Reinsurance Co., Ltd.	110,464	1,545,519
* #	Korea Schnell Pharma Co., Ltd.	38,600	70,061
	Korea Zinc Co., Ltd.	14,094	1,375,747
	Korean Air Terminal Service Co., Ltd.	3,350	140,073
*	Korean French Banking Corp.	63,770	100,340
*	KP Chemical Corp.	121,051	678,221
*	KP&L Co., Ltd.	49,180	25,725

27

#	KPC Holdings Corp.	3,008	$97,424
*	KTB Network, Ltd.	59,730	317,648
	Kukdo Chemical Co., Ltd.	8,450	217,963
*	Kukdong Corp.	26,380	61,296
	Kukdong Oil & Chemicals Co., Ltd.	3,623	30,937
	Kukje Pharm Ind. Co., Ltd.	12,950	50,084
	Kumbi Corp.	670	27,688
#	Kumho Electronics Co., Ltd.	7,222	260,810
#	Kumho Industrial Co., Ltd.	36,430	739,191
	Kumho Investment Bank	9,640	57,318
	Kumho Tire Co., Inc.	90,000	1,159,323
	Kumkang Industrial Co., Ltd.	5,810	56,774
	Kunsul Chemical Industrial Co., Ltd.	7,190	108,053
	Kwang Dong Pharmaceutical Co., Ltd.	74,760	231,924
*	Kwang Myung Electric Engineering Co., Ltd.	36,360	30,942
	Kyeryong Construction Industrial Co., Ltd.	10,770	442,423
	Kyobo Securities Co., Ltd.	44,300	466,044
	Kyung Dong Navien Co., Ltd.	1,740	41,401
*	Kyungbang Co., Ltd.	1,100	186,322
	Kyungdong City Gas Co., Ltd.	2,270	87,199
	Kyung-in Synthetic Corp.	2,110	25,412
	Kyungnam Energy Co., Ltd.	28,770	81,072
	Leeku Industrial Co., Ltd.	2,499	46,363
	LG Dacom Corp.	60,620	1,292,417
	LG Fashion Corp.	26,035	588,892
	LG Household & Healthcare Co., Ltd.	12,740	1,554,012
	LG International Corp.	65,552	1,433,435
* #	LG Life Sciences, Ltd.	15,845	668,666
	LG Petrochemical Co., Ltd.	45,770	1,438,352
#	LIG Non-Life Insurance Co., Ltd.	63,770	1,105,438
	Lotte Chilsung Beverage Co., Ltd.	1,112	1,517,519
	Lotte Confectionary Co., Ltd.	990	1,268,599
* #	Lotte Midopa Co., Ltd.	61,160	931,750
#	Lotte Sam Kang Co., Ltd.	1,770	308,399
	LS Cable, Ltd.	33,500	1,220,386
#	LS Industrial Systems Co., Ltd.	22,980	708,084
	Manho Rope & Wire Co., Ltd.	790	41,239
#	Meritz Fire Marine Insurance Co., Ltd.	58,240	429,074
	Meritz Securities Co., Ltd.	38,890	340,316
	Mi Chang Oil Industrial Co., Ltd.	1,790	32,837
	Miwon Commercial Co., Ltd.	1,280	39,163
#	MonAmi Co., Ltd.	3,240	38,035
#	Moorim Paper Co., Ltd.	21,778	188,051
	Motonic Corp.	2,090	113,068
	Namhae Chemical Corp.	63,074	241,064
*	Namkwang Engineering & Construction Co., Ltd.	13,780	82,294
*	Namsun Aluminum Co., Ltd.	7,140	21,060
	Namyang Dairy Products Co., Ltd.	745	632,741
*	Nasan Co., Ltd.	5,900	111,690
	National Plastic Co., Ltd.	3,250	33,732
* #	NCsoft Corp.	22,620	1,255,839
	Nexen Corp.	3,320	71,125

28

	NH Investment & Securities Co., Ltd.	59,219	$682,910
#	Nong Shim Co., Ltd.	4,490	1,239,954
	Nong Shim Holdings Co., Ltd.	5,210	466,877
	Noroo Paint Co., Ltd.	14,277	61,250
* #	Orientbio, Inc.	56,370	123,686
	ORION Corp.	5,470	1,335,684
	Ottogi Corp.	3,910	358,240
#	Pacific Pharmaceutical Co., Ltd.	2,030	82,976
	Pang Rim Co., Ltd.	4,800	86,191
* #	Pantech & Curitel Communications, Inc.	148,620	67,694
* #	Pantech Co., Ltd.	89,870	87,367
	PaperCorea, Inc.	13,740	81,629
	Pohang Coated Steel Co., Ltd.	6,320	109,810
	Poong Lim Industrial Co., Ltd.	31,880	252,910
	Poong San Corp.	41,500	860,991
* #	Prime Entertainment Co., Ltd.	26,770	38,689
#	Pulmuone Co., Ltd.	7,480	233,661
	Pum Yang Construction Co., Ltd.	8,260	97,524
	Pusan Bank	106,400	1,478,076
	Pusan City Gas Co., Ltd.	14,730	319,951
*	Pyung Hwa Holdings Co., Ltd.	8,013	26,587
	Pyung Hwa Industrial Co., Ltd.	10,456	42,165
*	Quality & Technology Korea, Inc.	54,820	39,686
* #	RNL BIO Co., Ltd.	14,671	45,402
* #	Rocket Electric Co., Ltd.	5,090	18,323
#	S&T Corp.	10,570	286,663
#	S&T Daewoo Co., Ltd.	12,330	250,105
#	S&T Dynamics Co., Ltd.	29,822	183,872
	S1 Corp.	28,630	1,145,905
*	Saehan Industries, Inc.	65,180	378,660
*	Saehan Media Corp.	46,590	114,625
*	Sajo Industries Co., Ltd.	4,820	31,491
#	Sam Jin Pharmaceutical Co., Ltd.	4,877	247,871
	Sam Kwang Glass Industrial Co., Ltd.	4,820	95,615
	Sam Whan Camus Co., Ltd.	5,270	37,239
	Sam Yung Trading Co., Ltd.	13,450	39,459
	Sambu Construction Co., Ltd.	10,690	344,453
#	Samchully Co., Ltd.	4,720	728,797
* #	Samho F&G, Inc.	32,880	42,917
* #	Samho International Co., Ltd.	12,681	154,250
	Samhwa Crown and Closure Co., Ltd.	2,400	36,483
	Samhwa Paints Industrial Co., Ltd.	26,400	86,167
*	Samick Musical Instruments Co., Ltd.	146,160	128,061
	Samil Pharmaceutical Co., Ltd.	2,680	66,204
*	Samsung Climate Control Co., Ltd.	6,810	53,740
	Samsung Engineering Co., Ltd.	26,720	1,462,999
#	Samsung Fine Chemicals Co., Ltd.	29,280	781,491
	Samwhan Corp.	13,660	299,893
#	Samyang Corp.	8,815	500,783
*	Samyang Foods Co., Ltd.	7,360	154,417
#	Samyang Genex Co., Ltd.	4,026	377,673
	Samyang Tongsang Co., Ltd.	1,760	44,603

29

*	Samyoung Chemical Co., Ltd.	2,420	$21,631
#	Samyoung Electronics Co., Ltd.	17,870	145,560
*	SC Engineering Co., Ltd.	4,248	12,408
	Seah Besteel Corp.	16,050	275,980
* #	Seah Holdings Corp.	4,160	376,579
	Seah Steel Corp.	5,500	207,978
	Sebang Co., Ltd.	15,655	142,319
	Sejong Industrial Co., Ltd.	21,610	96,746
*	Sempio Foods Co.	4,490	106,317
	Seondo Electric Co., Ltd.	13,050	28,212
#	Seoul City Gas Co., Ltd.	3,590	253,126
	Seoul Securities Co., Ltd.	138,490	210,679
* #	Serim Paper Manufacturing Co., Ltd.	24,240	492,047
* #	Seshin Co., Ltd.	9,729	19,630
*	Sewon Cellontech Co., Ltd.	14,221	94,216
* #	Sewoo Global Co., Ltd.	20,620	25,943
*	SGWICUS Corp.	16,060	50,828
*	SH Chemical Co., Ltd.	12,650	78,725
	Shin Heung Securities Co., Ltd.	10,771	131,387
*	Shin Poong Paper Manufacturing Co., Ltd.	3,550	39,867
#	Shin Won Corp.	6,010	136,811
#	Shin Young Securities Co., Ltd.	10,600	526,622
* #	Shindongbang Corp.	1,696	12,024
*	Shinhan Engineering & Construction Co., Ltd.	8,180	37,631
*	Shinil Engineering Co., Ltd.	4,010	34,949
*	Shinpoong Pharmaceutical Co., Ltd.	4,680	114,950
	Shinsegae Engineering & Construction Co., Ltd.	2,990	114,924
	Shinsung Engineering & Construction Co., Ltd.	13,650	70,657
#	Shinsung Engineering Co., Ltd.	30,420	109,108
*	Shinsung Tongsang Co., Ltd.	8,700	31,824
	Sindo Ricoh Co., Ltd.	11,169	598,012
	SJM Co., Ltd.	22,510	98,201
#	SK Chemicals Co., Ltd.	22,820	974,326
	SK Gas Co., Ltd.	9,960	601,182
*	SK Incheon Oil Co., Ltd.	373	22
#	SKC Co., Ltd.	34,460	729,453
	SL Corp.	19,820	128,659
#	Solomon Mutual Savings Bank	13,129	237,920
*	Songwon Industrial Co., Ltd.	12,420	52,784
	Soosan Heavy Industries Co., Ltd.	40,700	34,970
* #	Ssangyong Cement Industry Co., Ltd.	79,381	1,026,257
*	Ssangyong Corp.	4,186	63,823
* #	Ssangyong Motor Co.	137,030	819,677
* #	STX Corp.	33,194	941,389
* #	STX Engine Co., Ltd.	28,692	864,653
* #	STX Shipbuilding Co., Ltd.	68,346	1,379,687
* #	Sudo Pharmaceutical Industry Co., Ltd.	66,850	116,329
	Suheung Capsule Co., Ltd.	16,030	95,825
	Sung Bo Chemicals Co., Ltd.	1,930	66,097
	Sung Chang Enterprise Co., Ltd.	6,150	140,039
*	Sung Shin Cement Co., Ltd.	22,350	374,799
#	Sungjee Construction Co., Ltd.	4,690	86,087

30

*	Sungwon Corp.	49,310	$277,255
	Sunjin Co., Ltd.	2,840	115,186
#	Sunkyong Securities Co., Ltd.	268,610	369,254
#	Tae Kwang Industrial Co., Ltd.	880	740,837
	Tae Kyung Industrial Co., Ltd.	29,140	73,363
*	Tae Young Corp.	9,074	639,846
#	Taegu Department Store Co., Ltd.	13,040	221,770
#	Tai Han Electric Wire Co., Ltd.	48,661	1,096,341
	Tai Lim Packaging Industries Co., Ltd.	6,200	54,931
* #	Telcoware Co., Ltd.	9,000	104,080
*	Telewin, Inc.	41,460	19,852
*	The Will-Bes & Co., Ltd.	11,120	37,808
* #	Tong Yang Investment Bank	122,790	1,365,137
* #	Tong Yang Major Corp.	47,990	335,019
	Tong Yang Moolsan Co., Ltd.	5,500	38,767
*	Trigem Computer, Inc.	528	26,128
*	TRYBRANDS, Inc.	38,370	214,137
	TS Corp.	5,500	192,747
*	Uangel Corp.	12,280	94,185
* #	Uni Chem Co., Ltd.	56,800	69,965
*	Unid Co., Ltd.	6,000	121,462
	Union Steel Manufacturing Co., Ltd.	13,912	317,947
*	Uniquest Corp.	11,050	79,710
*	VGX International, Inc.	16,954	117,415
#	Whanin Pharmaceutical Co., Ltd.	13,650	251,981
	Wiscom Co., Ltd.	7,880	32,633
#	Woongjin.Com Co., Ltd.	30,240	505,731
	WooSung Feed Co., Ltd.	17,000	30,601
	YESCO Co., Ltd.	5,950	189,598
	Yoosung Enterprise Co., Ltd.	33,540	153,463
#	Youlchon Chemical Co., Ltd.	32,710	307,757
*	Young Poong Mining & Construction Corp.	1,580	92
	Young Poong Paper Manufacturing Co., Ltd.	2,170	45,468
	Youngbo Chemical Co., Ltd.	12,640	29,460
#	Youngone Corp.	68,080	365,771
	Youngpoong Corp.	2,040	498,721
#	Yuhan Corp.	9,473	1,516,695
	Yuhwa Securities Co., Ltd.	12,910	237,764
* #	Yungjin Pharm Co., Ltd.	102,000	219,980
*	Yuyang Telecom Co., Ltd.	5,530	60,248
*	ZeroOne Interactive Co., Ltd.	32,840	49,391
TOTAL COMMON STOCKS			128,159,525

RIGHTS/WARRANTS — (0.0%)
*	Jeonbuk Bank, Ltd. Rights 03/16/07	6,933	17,523

TOTAL — SOUTH KOREA			128,177,048

TAIWAN — (12.0%)
COMMON STOCKS — (12.0%)
*	A.G.V. Products Corp.	646,000	155,929

31

	Aaeon Technology, Inc.	90,000	$81,343
	Ability Enterprise Co., Ltd.	387,126	339,022
*	Abocom Systems, Inc.	150,000	85,328
	Acbel Polytech, Inc.	703,560	310,128
*	Accton Technology Corp.	805,000	511,928
	Allis Electric Co., Ltd.	273,000	63,776
	Altek Corp.	211,016	393,687
	Ampoc Far East Co., Ltd.	149,350	70,870
*	Amtran Technology Co., Ltd.	471,955	371,114
	Apex Biotechnology Corp.	162,357	228,115
*	Arima Communication Corp.	396,000	335,393
*	Arima Computer Corp.	1,453,000	344,333
	Arima Optoelectronics Corp.	218,247	309,950
	Asia Chemical Corp.	559,000	247,563
	Asia Polymer Corp.	495,936	205,032
*	Asia Vital Components Co., Ltd.	317,980	207,108
	Aten International Co., Ltd.	102,079	354,746
	Audix Co., Ltd.	178,204	207,484
	Aurora Corp.	297,250	177,989
	Aurora Systems Corp.	134,000	62,658
	Avermedia Technologies, Inc.	189,189	231,140
	Avision, Inc.	331,522	215,708
*	Awea Mechantronic Co., Ltd.	57,000	143,315
	Bank of Kaohsiung Co., Ltd.	686,966	388,740
	Basso Industry Corp., Ltd.	220,537	273,622
*	Behavior Tech Computer Corp.	484,938	192,409
	Bes Engineering Corp.	2,425,572	522,180
*	Biostar Microtech International Corp.	218,680	133,300
	C Sun Manufacturing, Ltd.	109,652	77,723
*	Carnival Industrial Corp.	656,000	136,240
	Cathay Chemical Works, Inc.	229,000	87,544
	Central Reinsurance Co., Ltd.	483,667	186,196
	Chain Qui Development Co., Ltd.	194,000	160,964
*	Champion Building Materials Co., Ltd.	434,000	205,769
*	Charoen Pokphand Enterprises Co., Ltd.	351,000	111,233
	Cheng Loong Corp.	1,689,330	656,692
	Chenming Mold Industrial Corp.	252,046	92,003
*	Chia Her Industrial Co., Ltd.	539,000	57,601
*	Chia Hsin Cement Corp.	971,000	562,487
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	97,211	11,299
	Chicony Electronics Co., Ltd.	447,972	679,015
*	Chien Shing Stainless Steel Co., Ltd.	480,000	164,817
	Chilisin Electronics Corp.	146,998	103,825
	China Chemical & Pharmaceutical Co.	408,000	138,897
	China Ecotek Corp.	170,000	117,093
	China Electric Manufacturing Co., Ltd.	520,900	265,411
*	China General Plastics Corp.	665,000	168,804
	China Glaze Co., Ltd.	237,000	103,856
	China Hi-Ment Corp.	265,830	245,588
*	China Life Insurance Co., Ltd.	1,263,418	642,070
*	China Man-Made Fiber Co., Ltd.	2,202,879	474,080
	China Metal Products Co., Ltd.	214,018	382,991

32

*	China Petrochemical Development Corp.	2,911,000	$831,813
*	China Rebar Co., Ltd.	55,174	7,569
	China Steel Chemical Corp.	222,771	388,853
	China Steel Structure Co., Ltd.	232,000	110,393
	China Synthetic Rubber Corp.	591,954	602,913
*	China United Trust & Investment Corp.	164,804	13,756
*	China Wire & Cable Co., Ltd.	521,000	108,386
	Chinese Maritime Transport, Ltd.	241,500	303,117
	Ching Feng Home Fashions Industries Co., Ltd.	188,700	48,399
	Chin-Poon Industrial Co., Ltd.	469,649	342,025
*	Choice Lithograph, Inc.	146,000	20,817
*	Chou Chin Industrial Co., Ltd.	42,180	0
	Chroma Ate, Inc.	318,763	445,176
	Chun Yu Works & Co., Ltd.	469,000	160,907
	Chun Yuan Steel Industrial Co., Ltd.	788,815	345,996
	Chung Hsin Electric & Machinery Co., Ltd.	643,000	361,401
*	Chung Hung Steel Corp.	1,359,000	731,056
	Chung Hwa Pulp Corp.	818,594	417,929
*	Clevo Co.	636,600	545,173
*	CMC Magnetics Corp.	808,000	240,637
	Collins Co., Ltd.	523,000	161,507
*	Compeq Manufacturing Co., Ltd.	1,660,000	708,266
	Continental Engineering Corp.	1,113,067	926,419
	Cosmo Electronics Corp.	155,000	193,616
*	Cosmos Bank Taiwan	2,495,000	978,703
	CTCI Corp.	707,538	662,460
	CX Technology Co., Ltd..	186,495	125,791
*	Cyberhome Entertainment Co., Ltd.	192,000	5,069
	Cybertan Technology, Inc.	300,550	630,225
	Cyntec Co., Ltd.	161,601	225,301
*	Da-Cin Construction Co., Ltd.	438,711	169,335
	Data Systems Consulting Co., Ltd.	205,971	218,446
*	Delpha Construction Co., Ltd.	462,000	116,691
	Depo Auto Parts Industrial Co., Ltd.	182,000	484,135
*	Der Pao Construction Co., Ltd.	476,000	11,846
	Diamond Flower Electric Instrument Co., Ltd.	112,740	244,430
	D-Link Corp.	812,207	1,157,848
	Eastern Media International	1,651,128	412,049
	Eclat Textile Co., Ltd.	184,820	131,746
	Edom Technology Co., Ltd.	238,776	105,901
	Elan Microelectronics Corp.	444,728	412,208
*	Elite Material Co., Ltd.	294,978	140,320
	Elite Semiconductor Memory Technology, Inc.	267,131	499,788
	Elitegroup Computer Systems Co., Ltd.	874,335	458,660
	Enlight Corp.	430,000	142,076
*	EnTie Commercial Bank	2,290,246	629,729
	Eten Information Systems, Ltd.	203,557	213,068
*	Everest Textile Co., Ltd.	735,562	155,864
	Evergreen International Storage & Transport Corp.	1,479,000	770,999
	Everlight Chemical Industrial Corp.	479,000	238,843
	Everlight Electronics Co., Ltd.	332,605	1,220,084
*	Everspring Industry Co., Ltd.	417,530	98,670

33

*	Evertop Wire Cable Corp.	266,000	$131,725
	Excel Cell Electronics Co., Ltd.	143,000	107,554
	Far Eastern Department Stores, Ltd.	1,666,236	1,162,187
	Far Eastern International Bank	2,092,048	1,123,542
	Federal Corp.	600,893	439,117
	Feng Hsin Iron & Steel Co., Ltd.	686,098	921,636
	Feng Tay Enterprise Co., Ltd.	610,900	490,189
*	FIC Global, Inc.	54,578	10,912
	First Copper Technology Co., Ltd.	476,000	220,750
	First Hotel	220,874	251,438
*	First Steamship Co., Ltd.	304,000	304,909
*	Flytech Technology Co., Ltd.	26,000	68,522
*	Formosa Epitaxy, Inc.	182,000	153,220
	Formosa International Hotels Corp.	67,478	785,891
	Formosa Taffeta Co., Ltd.	1,412,346	1,097,403
*	Formosan Rubber Group, Inc.	586,000	436,544
	Fortune Electric Co., Ltd.	354,000	186,132
*	Fortune Information Systems Corp.	102,000	41,728
*	Fu I Industrial Co., Ltd.	44,000	15,083
	Fu Sheng Industrial Co., Ltd.	905,000	826,769
	Fwuson Industry Co., Ltd.	347,000	91,324
	G Shank Enterprise Co., Ltd.	181,400	333,359
*	G.T.M. Corp.	219,000	173,960
	Gem Terminal Industries Co., Ltd.	114,000	146,244
	Giant Manufacture Co., Ltd.	333,170	502,172
*	Giga Storage Corp.	501,859	92,765
	Giga-Byte Technology Co., Ltd.	1,135,800	874,105
	Globe Union Industrial Corp.	264,820	317,969
	Gold Circuit Electronics, Ltd.	600,904	517,184
	Goldsun Development & Construction Co., Ltd.	1,842,976	1,050,211
	Good Will Instrument Co., Ltd.	128,000	92,196
	Gordon Auto Body Parts Co., Ltd.	226,980	123,703
*	Grand Pacific Petrochemical Corp.	921,000	309,158
	Grape King, Inc.	183,000	60,641
	Great China Metal Industry Co., Ltd.	439,000	246,892
	Great Taipei Gas Co., Ltd.	725,000	427,725
	Great Wall Enterprise Co., Ltd.	636,890	489,973
	Greatek Co., Ltd.	470,192	633,414
	Hanpin Co., Ltd.	151,000	81,824
	Hey Song Corp.	765,000	360,570
*	Highwealth Construction Corp.	506,000	684,243
*	Hitron Technologies, Inc.	188,000	76,260
*	Ho Tung Holding Corp.	880,486	197,135
*	Hocheng Corp.	509,000	208,092
*	Hold-Key Electric Wire & Cable Co., Ltd.	330,470	82,881
	Hong Tai Electric Industrial Co., Ltd.	567,000	329,281
*	Hong Yi Fiber Industry Co., Ltd.	216,000	57,686
	Honmyue Enterprise Co., Ltd.	252,000	69,239
*	Hota Industrial Manufacturing Co., Ltd.	108,000	157,951
	Hsin Kuang Steel Co., Ltd.	281,097	199,790
	Hsing Ta Cement Co., Ltd.	570,000	206,906
*	Hua Eng Wire & Cable Co., Ltd.	911,565	290,839

34

*	Huang Hsiang Construction Corp.	223,000	$523,197
	Hung Ching Development & Construction Co., Ltd.	409,000	240,267
	Hung Poo Construction Corp.	380,000	385,879
	Hung Sheng Construction Co., Ltd.	747,000	534,245
*	Hwa Fong Rubber Co., Ltd.	382,000	94,642
*	Ichia Technologies, Inc.	287,470	323,750
	I-Chiun Precision Industry Co., Ltd.	154,530	204,282
	Inernational Semiconductor Technology, Ltd.	355,581	283,327
	Infortrend Technology, Inc.	254,326	396,810
*	Jean Co., Ltd.	140,000	33,984
	Johnson Health Tech Co., Ltd.	55,000	437,896
	Jui Li Enterprise Co., Ltd.	336,000	93,388
	K Laser Technology, Inc.	158,343	160,834
	Kang Na Hsiung Co., Ltd.	302,000	149,336
*	Kao Hsing Chang Iron & Steel Corp.	715,000	137,056
	Kaulin Manufacturing Co., Ltd.	212,770	158,449
*	Kee Tai Properties Co., Ltd.	697,000	642,724
*	Kenda Rubber Industrial Co., Ltd.	644,018	360,148
	King Yuan Electronics Co., Ltd.	1,064,705	837,558
*	Kingdom Construction Co., Ltd.	600,000	288,894
*	King’s Town Bank	1,702,701	513,427
*	King’s Town Construction Co., Ltd.	302,470	305,644
	Kinpo Electronics, Inc.	2,076,154	770,353
	Knowledge-Yield-Excellence Systems Corp.	337,107	394,377
	Kung Long Batteries Industrial Co., Ltd.	64,000	73,040
*	Kuoyang Construction Co., Ltd.	393,000	346,703
*	Kwong Fong Industries Corp.	996,000	314,587
*	Lan Fa Textile Co., Ltd.	530,040	127,589
*	Lead Data Co., Ltd.	617,920	112,369
*	Leader Electronics, Inc.	98,795	79,827
*	Leadtek Research, Inc.	331,000	94,713
*	Lealea Enterprise Co., Ltd.	1,054,000	218,439
	Lee Chang Yung Chemical Industry Corp.	635,328	626,585
	Lee Chi Enterprises Co., Ltd.	326,000	155,700
	Lelon Co., Ltd.	176,170	112,016
*	Leofoo Development Co., Ltd.	311,000	233,066
	Les Enphants Co., Ltd.	178,080	145,670
*	Li Peng Enterprise Co., Ltd.	846,000	247,331
	Li Shin International Enterprise Corp.	234,657	167,494
	Lian Hwa Foods Corp.	196,000	61,848
	Lien Chang Electronic Enterprise Co., Ltd.	147,000	51,868
	Lien Hwa Industrial Corp.	948,377	463,242
*	Lingsen Precision Industries, Ltd.	462,000	187,949
	Long Bon Development Co., Ltd.	614,062	491,388
	Long Chen Paper Co., Ltd.	723,000	351,377
	Lucky Cement Corp.	620,000	177,288
	Makalot Industrial Co., Ltd.	146,000	321,436
	Mayer Steel Pipe Corp.	165,800	143,018
	Maywufa Co., Ltd.	173,300	53,307
	Meiloon Co., Ltd.	358,941	222,273
*	Mercuries & Associates, Ltd.	940,455	356,159
*	Mercuries Data Co., Ltd.	285,292	69,308

35

	Merida Industry Co., Ltd.	326,800	$352,829
	Merry Electronics Co., Ltd.	166,797	488,487
*	Microelectronics Technology, Inc.	624,000	270,838
	Micro-Star International Co., Ltd.	1,400,907	1,035,020
*	Microtek International, Inc.	387,000	51,742
	Min Aik Technology Co., Ltd.	142,000	259,290
	Mirle Automation Corp.	147,728	152,226
	Mitac Technology Corp.	486,360	202,696
	Mobiletron Electronics Co., Ltd.	109,000	123,639
	Mospec Seminconductor Corp.	117,000	63,925
*	Mustek Systems, Inc.	591,708	115,263
	Nak Sealing Technologies Corp.	116,149	179,220
*	Namchow Chemical Industrial Co., Ltd.	473,000	125,877
	Nankang Rubber Tire Co., Ltd.	361,200	543,359
	Nantex Industry Co., Ltd.	338,200	198,933
	National Petroleum Co., Ltd.	324,824	261,223
*	New Asia Construction & Development Co., Ltd.	352,618	68,597
	Nien Hsing Textile Co., Ltd.	746,000	447,643
	Nien Made Enterprise Co., Ltd.	448,333	421,410
	Ocean Plastics Co., Ltd.	342,200	184,790
*	Optimax Technology Corp.	865,674	483,502
*	Opto Tech Corp.	832,000	528,850
*	Orient Semiconductor Electronics, Ltd.	226,487	51,681
	Oriental Union Chemical Corp.	995,395	686,097
*	Pacific Construction Co., Ltd.	1,054,000	234,388
*	Pacific Electric Wire & Cable Corp.	726,000	11,457
*	Pan Jit International, Inc.	308,458	264,596
	Pan-International Industrial Corp.	470,318	1,092,924
*	PC Home Online	15,000	14,732
	Phihong Technology Co., Ltd.	438,450	329,345
	Phoenix Precision Technology Corp.	812,000	893,338
	Phoenixtec Power Co., Ltd.	535,725	555,038
*	Picvue Electronics, Ltd.	72,760	3,699
	Pihsiang Machinery Mfg. Co., Ltd.	230,534	381,919
*	Potrans Electrical Corp.	228,000	30,169
*	Primax Electronics, Ltd.	525,186	252,938
	Prince Housing & Development Corp.	1,019,646	697,419
*	Procomp Informatics, Ltd.	21,675	0
*	Prodisc Technology, Inc.	1,665,199	218,676
*	Promise Technology, Inc.	154,223	184,277
*	Quintain Steel Co., Ltd.	613,000	130,038
	Radium Life Tech Corp.	326,187	529,508
	Ralec Electronic Corp.	91,717	84,937
*	Rectron, Ltd.	262,000	46,613
*	Reward Wool Industry Corp.	314,000	74,978
*	Rexon Industrial Corp., Ltd.	347,000	106,610
	Richtek Technology Corp.	46,550	436,148
*	Ritek Corp.	4,323,000	1,037,489
	Ruentex Development Co., Ltd.	886,000	693,456
	Ruentex Industries, Ltd.	925,000	632,185
*	Sainfoin Technology Corp.	131,260	1,354
*	Sampo Corp.	1,447,124	323,829

36

	San Fang Chemical Industry Co., Ltd.	243,770	$174,930
	Sanyang Industrial Co., Ltd.	1,118,000	691,448
	Sanyo Electric Co., Ltd.	406,000	272,012
	SDI Corp.	207,000	291,795
*	Senao International Co., Ltd.	276,133	316,272
*	Shan-Loong Transportation Co., Ltd.	129,000	62,367
	Sheng Yu Steel Co., Ltd.	419,980	407,921
	Shihlin Electric & Engineering Corp.	687,000	700,844
*	Shihlin Paper Corp.	254,000	393,973
	Shin Shin Co., Ltd.	49,000	40,863
	Shinkong Co., Ltd.	355,240	189,667
*	Shinkong Synthetic Fibers Co., Ltd.	1,722,000	433,574
	Shuttle, Inc.	290,152	111,900
	Silicon Integrated Systems Corp.	1,947,137	1,046,091
	Silitech Technology Corp.	143,000	558,342
	Sincere Navigation Corp.	505,669	731,079
*	Sinkang Industries Co., Ltd.	108,000	118,558
	Sinkong Spinning Co., Ltd.	370,125	334,919
	Sinon Corp.	551,000	166,385
*	Sintek Photronics Corp.	1,057,463	193,197
	Sinyi Realty, Inc.	204,360	551,662
	Sitronix Technology Corp.	92,313	295,173
	Siward Crystal Technology Co., Ltd.	184,691	130,441
*	Solelytex Enterprise Corp.	158,200	167,110
*	Solomon Technology Corp.	512,000	152,609
	South East Soda Manufacturing Co., Ltd.	263,000	130,020
	Southeast Cement Co., Ltd.	829,700	248,770
	SPI Electronic Co., Ltd.	167,750	229,629
	Spirox Corp.	235,422	197,960
	Springsoft, Inc.	205,274	336,104
	Standard Chemical & Pharmaceutical Co., Ltd.	206,490	123,039
*	Standard Foods Taiwan, Ltd.	457,000	198,847
	Stark Technology, Inc.	311,100	156,236
	Sunonwealth Electric Machine Industry Co., Ltd.	288,481	186,737
	Sunrex Technology Corp.	337,239	390,580
*	Syscom Computer Engineering Co.	140,000	46,141
*	Sysware Systex Corp.	290,432	302,196
	T JOIN Transportation Co.	604,000	440,028
	Ta Chen Stainless Pipe Co., Ltd.	406,134	549,427
	Ta Chong Bank, Ltd.	2,493,212	806,284
	Ta Ya Electric Wire & Cable Co., Ltd.	639,472	283,796
	Ta Yih Industrial Co., Ltd.	194,000	156,243
	Tah Hsin Industrial Corp.	311,000	209,912
*	Tai Roun Products Co., Ltd.	258,000	62,451
	Ta-I Technology Co., Ltd.	193,800	541,825
*	Taichung Commercial Bank	2,459,000	580,570
	Tainan Enterprises Co., Ltd.	148,352	241,260
*	Tainan Spinning Co., Ltd.	1,909,000	856,923
*	Taisun Enterprise Co., Ltd.	542,000	119,574
*	Taita Chemical Co., Ltd.	439,000	121,419
	Taiwan Acceptance Corp.	220,480	134,129
*	Taiwan Business Bank	4,751,718	1,473,250

37

	Taiwan Fire & Marine Insurance Co., Ltd.	513,602	$322,649
*	Taiwan Flourescent Lamp Co., Ltd.	176,000	22,882
	Taiwan Fu Hsing Industrial Co., Ltd.	275,300	232,180
	Taiwan Hon Chuan Enterprise Co., Ltd.	236,118	201,472
	Taiwan Kai Yih Industrial Co., Ltd.	228,438	132,085
*	Taiwan Kolin Co., Ltd.	1,010,000	268,913
	Taiwan Life Insurance Co., Ltd	671,969	870,737
	Taiwan Line Tek Electronic Co., Ltd.	69,680	41,789
	Taiwan Mask Corp.	476,720	271,211
	Taiwan Navigation Co., Ltd.	489,777	448,504
	Taiwan Paiho Co., Ltd.	299,459	269,848
	Taiwan Polypropylene Co., Ltd.	372,615	353,226
*	Taiwan Pulp & Paper Corp.	618,000	174,841
	Taiwan Sakura Corp.	411,080	123,800
	Taiwan Secom Co., Ltd.	618,332	1,023,980
	Taiwan Sogo Shinkong Security Co., Ltd.	408,232	368,102
*	Taiwan Styrene Monomer Corp.	921,680	388,558
*	Taiwan Tea Corp.	1,241,714	257,943
	Taiyen Biotech Co., Ltd.	438,000	255,402
*	Teapo Electronic Corp.	569,000	139,334
	Teco Electric & Machinery Co., Ltd.	2,204,000	1,156,992
	Tecom, Ltd.	417,114	176,302
	Test-Rite International Co., Ltd.	561,332	318,346
	Tex-Ray Industrial Co., Ltd.	188,000	79,659
	The Ambassador Hotel	410,000	472,390
*	The Chinese Bank	1,694,000	82,772
	The First Insurance Co., Ltd.	341,600	172,939
	Thinking Electronic Industrial Co., Ltd.	169,000	136,339
	Thye Ming Industrial Co., Ltd.	163,000	140,969
	Ton Yi Industrial Corp.	1,917,280	753,481
	Tong Yang Industry Co., Ltd.	543,558	491,440
*	Tong-Hwa Synthetic Fiber Co., Ltd.	382,000	66,542
	Transcend Information, Inc.	413,997	1,114,072
	Tsann Kuen Enterprise Co., Ltd.	433,340	416,639
	TSRC Corp.	654,975	469,518
	TTET Union Corp.	48,000	33,949
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	382,000	88,727
	Tung Ho Steel Enterprise Corp.	935,683	1,001,590
*	Twinhead International Corp.	766,504	118,209
*	TYC Brother Industrial Co., Ltd.	265,036	192,263
*	Tycoons Group Enterprise Co., Ltd.	719,000	150,253
	Tyntek Corp.	263,193	219,525
	Tze Shin International Co., Ltd.	282,000	169,242
*	Uniform Industrial Corp.	56,000	67,078
*	Union Bank of Taiwan	2,503,488	666,966
*	Union Insurance Co., Ltd.	936,147	117,406
	Unitech Electronics Co., Ltd.	300,199	138,699
	Unitech Printed Circuit Board Corp.	401,650	206,381
	United Integration Service Co., Ltd.	336,439	250,498
	Unity Opto Technology Co., Ltd.	176,040	189,175
*	Universal Cement Corp.	732,956	278,295
*	Universal Microelectronics Co., Ltd.	158,000	110,026

38

	Universal Scientific Industrial Co., Ltd.	903,119	$450,281
	Universal, Inc.	123,000	41,488
	UPC Technology Corp.	994,915	514,144
	USI Corp.	1,110,000	339,404
*	U-TECH Media Corp.	317,000	75,955
*	Ve Wong Corp.	311,000	137,897
*	Veutron Corp.	62,000	65,982
*	Visual Photonics Epitacy Co., Ltd.	120,000	174,124
	Walsin Technology Corp., Ltd.	653,682	600,469
*	Walton Chaintech Corp.	108,000	61,204
	Wan Hwa Enterprise Co., Ltd.	410,830	232,812
	Waterland Financial Holdings	2,943,000	909,933
*	Wei Chih Steel Industrial Co., Ltd.	433,000	112,840
*	Wei Chuan Food Corp.	518,000	396,935
	Weltrend Semiconductor, Inc.	230,529	158,686
	Wintek Corp.	496,403	424,363
	Wistron NeWeb Corp.	140,892	405,259
	WPG Holdings Co., Ltd.	368,841	187,903
	Wus Printed Circuit Co., Ltd.	836,205	351,925
	Ya Hsin Industrial Co., Ltd.	1,032,578	845,863
*	Yageo Corp.	2,828,000	1,201,160
*	Yeung Cyang Industrial Co., Ltd.	226,813	308,539
*	Yi Jinn Industrial Co., Ltd.	528,000	65,968
	Yieh Phui Enterprise Co., Ltd.	1,807,675	755,762
	Yosun Industrial Corp.	361,208	214,280
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,235,008	884,632
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	174,672	328,462
	Yung Shin Pharmaceutical Industrial Co., Ltd.	382,300	332,714
	Yung Tay Engineering Co., Ltd.	729,000	418,977
	Zig Sheng Industrial Co., Ltd.	702,378	179,269
	Zinwell Corp.	249,479	361,598
	Zippy Technology Corp.	188,700	241,061
	Zyxel Communication Corp.	518,657	741,773

TOTAL — TAIWAN			127,160,996

THAILAND — (3.5%)
COMMON STOCKS — (3.5%)
	A.J. Plast PCL (Foreign)	619,600	51,717
*	Aapico Hitech PCL Ltd. (Foreign)	88,000	40,605
*	Adkinson Securities PCL (Foreign)	761,450	177,914
*	Advance Agro PCL (Foreign)	809,000	909,456
	Aeon Thana Sinsap (Thailand) PCL (Foreign)	142,500	175,900
#	Amata Corp. PCL (Foreign)	2,369,800	793,996
	Asia Plus Securities PCL (Foreign)	5,068,950	417,136
	Asian Property Development PCL (Foreign)	4,535,100	575,801
	Bangkok Aviation Fuel Services PCL (Foreign)	559,598	179,269
*	Bangkok Chain Hospital PCL (Foreign)	533,200	133,986
	Bangkok Expressway PCL (Foreign)	1,458,800	1,007,547
	Bangkok First Investment & Trust PCL (Foreign)	702,200	130,018
	Bangkok Insurance PCL (Foreign)	84,734	557,837
*	Bangkok Land PCL (Foreign)	14,748,970	372,788

39

*	Bangkok Land PCL (Foreign) NVDR	8,100,000	$173,784
*	Bangkok Rubber PCL (Foreign)	14,600	1,064
	Big C Supercenter PCL (Foreign)	87,000	120,176
	Bumrungrad Hospital PCL (Foreign)	954,900	1,045,409
	Cal-Comp Electronics (Thailand) PCL (Foreign)	6,854,500	950,867
	Capital Nomura Securities PCL (Foreign)	46,000	35,151
*	Central Paper Industry PCL (Foreign)	20	1,234
	Central Plaza Hotel PCL (Foreign)	592,500	107,094
#	Ch. Karnchang PCL (Foreign)	2,746,200	597,263
	Charoong Thai Wire & Cable PCL (Foreign)	672,400	187,738
*	Compass East Industry (Thailand) PCL (Foreign)	122,000	7,135
	Dynasty Ceramic PCL (Foreign)	882,400	347,514
	Eastern Water Resources Development & Management PCL (Foreign)	2,199,400	326,436
	Erawan Group PCL (Foreign)	3,710,340	399,114
	Fancy Wood Industries PCL (Foreign)	260,800	17,629
	Finansa PCL (Foreign)	230,000	77,737
	GFPT PCL (Foreign)	240,100	81,856
	GMM Grammy PCL (Foreign)	928,000	185,464
*	Golden Land Property Development PCL (Foreign)	485,616	88,488
	Hana Microelectronics PCL (Foreign)	1,129,796	855,026
	Hermraj Land & Development PCL (Foreign)	15,236,900	380,643
	Home Product Center PCL (Foreign)	4,526,470	685,123
	ICC International PCL (Foreign)	204,600	245,039
*	International Engineering PCL (Foreign)	3,782,600	114,506
*	Italian-Thai Development PCL (Foreign)	4,707,000	705,531
*	ITV PCL (Foreign)	2,785,600	85,963
*	Jasmine International PCL (Foreign)	22,596,400	272,286
	Kang Yong Electric PCL (Foreign)	7,200	11,427
*	KCE Electronics PCL (Foreign)	497,500	56,147
*	Keppel Thai Properties PCL (Foreign)	8,360	821
*	KGI Securities One PCL (Foreign)	6,065,846	265,631
*	Khon Kaen Sugar Industry PCL (Foreign)	356,600	103,233
*	Kiatnakin Bank PCL (Foreign) NVDR	62,800	55,371
	Kiatnakin Finance PCL (Foreign)	834,300	735,606
	Kim Eng Securities Thailand PCL (Foreign)	989,700	471,216
	Krungthai Card PCL (Foreign)	576,700	436,445
	L.P.N. Development PCL (Foreign)	415,250	67,734
*	L.P.N. Development PCL (Foreign) NVDR	3,473,100	566,516
*	Laguna Resorts & Hotels PCL (Foreign)	32,200	71,450
	Lalin Property PCL (Foreign)	1,650,500	211,497
	Lanna Resources PCL (Foreign)	833,500	276,813
*	Loxley PCL (Foreign)	5,615,220	267,352
*	Magnecomp Precision Technology (Foreign)	5,561,898	308,949
	Major Cineplex Group PCL (Foreign)	1,640,700	776,349
	MBK Development PCL (Foreign)	330,900	534,886
*	Media of Medias PCL (Foreign)	9,100	1,752
	MFC Asset Management PCL (Foreign)	5,000	2,550
*	Mida Assets PCL (Foreign)	1,596,100	80,215
	Minor Corp. PCL (Foreign)	350,180	106,006
	MK Real Estate Development PCL (Foreign)	1,960,260	152,097
	M-Link Asia Corp. PCL (Foreign)	747,700	30,985

40

	Muramoto Electronic (Thailand) PCL (Foreign)	17,000	$94,930
*	Nakornthai Strip Mill PCL (Foreign)	38,602,000	363,046
*	Nation Multimedia Group PCL (Foreign)	146,259	41,911
*	Natural Park PCL (Foreign)	15,005,100	110,251
	Noble Development PCL (Foreign)	848,600	112,232
*	Pacific Assets PCL (Foreign)	141,000	21,756
*	Padaeng Industry PCL (Foreign)	201,000	240,727
	Padaeng Industry PCL (Foreign)	73,800	88,386
	Patum Rice Mill & Granary PCL (Foreign)	5,500	4,364
	Phatra Insurance PCL (Foreign)	10,000	42,910
*	Picnic Gas & Engineering PCL (Foreign)	4,305,800	41,761
*	Polyplex PCL (Foreign)	230,000	26,498
	Power Line Engineering PCL (Foreign)	1,369,100	271,607
	Pranda Jewelry PCL (Foreign)	118,000	23,929
*	Property Perfect PCL (Foreign)	2,485,300	239,582
	Quality Houses PCL (Foreign)	17,899,800	626,033
	Regional Container Lines PCL (Foreign)	1,185,300	804,715
*	Robinson Department Store PCL (Foreign)	1,875,025	542,807
	Rojana Industrial Park PCL (Foreign)	1,122,800	399,291
	Saha Pathana Inter-Holding PCL (Foreign)	350,000	221,161
*	Saha-Union PCL (Foreign)	547,600	410,398
*	Sahaviriya Steel Industries PCL (Foreign)	22,178,500	717,012
	Samart Corporation PCL (Foreign)	2,154,900	560,496
	Samart I-Mobile PCL (Foreign)	774,000	434,486
	Sammakorn PCL (Foreign)	75,000	6,084
	Sansiri PCL (Foreign)	2,901,166	255,797
*	SC Asset Corp. PCL (Foreign)	580,100	149,181
	Seamico Securities PCL (Foreign)	1,759,022	188,180
	Serm Suk PCL (Foreign)	10,000	5,555
*	Shinawatra Satellite PCL (Foreign)	2,372,000	487,994
	Siam Industrial Credit PCL (Foreign)	1,398,162	195,599
	Siam Makro PCL (Foreign)	512,100	1,241,683
	Sino-Thai Engineering & Construction PCL (Foreign)	2,310,900	301,555
*	Solartron PCL (Foreign)	790,500	81,315
	Sri Trang Agro Industry PCL (Foreign)	328,998	137,304
	Srithai Superware PCL (Foreign)	267,200	68,322
*	STP & I PCL (Foreign)	586,000	70,613
*	Sun Tech Group PCL (Foreign)	3,536	2,238
	Supalai PCL (Foreign)	2,640,533	270,068
	SVI PCL (Foreign)	244,866	80,602
*	SVOA PCL (Foreign)	1,007,100	49,726
*	Syntec Construction PCL (Foreign)	4,546,100	134,947
*	Tanayong PCL (Foreign)	378,521	11,570
*	Tata Steel (Thailand) PCL (Foreign)	7,656,100	256,516
	Thai Carbon Black PCL (Foreign)	87,900	50,893
	Thai Plastic & Chemicals PCL (Foreign)	1,857,400	960,771
	Thai Reinsurance PCL (Foreign)	1,484,700	235,632
	Thai Rung Union Car PCL (Foreign)	759,600	76,797
	Thai Stanley Electric (Thailand) PCL (Foreign)	153,600	600,406
	Thai Vegetable Oil PCL (Foreign)	482,600	117,725
	Thai Wacoal PCL (Foreign)	78,000	76,796
*	Thai-German Ceramic Industry PCL (Foreign)	2,229,600	77,323

41

	Thanachart Capital PCL (Foreign)	3,592,300	$1,319,728
	Thoresen Thai Agencies PCL (Foreign)	449,600	373,290
	Ticon Industrial Connection PCL (Foreign)	971,600	482,588
*	Ticon Industrial Connection PCL (Foreign) NVDR	105,200	52,252
	Tipco Asphalt PCL (Foreign)	352,190	289,826
	TIPCO Foods (Thailand) PCL (Foreign)	568,082	117,707
*	Tisco Bank PCL (Foreign) NVDR	167,800	105,538
	TISCO Finance PCL (Foreign)	745,900	469,133
	TPI Polene PCL (Foreign)	866,600	310,728
*	TT&T PCL (Foreign)	7,453,700	219,065
*	Tuntex (Thailand) PLC (Foreign)	126,728	7,151
	Tycoons Worldwide Group PCL (Foreign)	804,700	138,354
*	Union Mosaic Industry PCL (Foreign)	1,081,900	33,069
	United Palm Oil Industry PCL (Foreign)	21,000	26,076
*	Univentures PCL (Foreign)	1,801,100	113,280
	Vanachai Group PCL (Foreign)	2,859,066	386,531
	Vibhavadi Medical Center PCL (Foreign)	1,247,400	112,917
	Vinythai PCL (Foreign)	2,273,034	487,675
TOTAL COMMON STOCKS			36,886,677

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 2007	217,333	1,150
*	Cal-Comp Electronics (Thailand) PCL (Foreign) Warrants 04/18/09	1,099,600	23,915
*	Erawan Group PCL (Foreign) Warrants 12/17/07	671,860	15,797
*	SVI PCL (Foreign) Warrants 12/06/10	61,216	4,966
TOTAL RIGHTS/WARRANTS			45,828

TOTAL — THAILAND			36,932,505

TURKEY — (3.8%)
COMMON STOCKS — (3.8%)
	Acibadem Saglik Hizmetleri ve Ticares A.S.	16,054	158,309
	Adana Cimento Sanayi Ticaret A.S.	1,029,251	608,833
	Adel Kalemcilik Ticaret Ve Sanayi A.S.	8,096	30,181
	Afyon Cimento Sanayii Ticaret A.S.	177	141,264
*	Ak-Al Tekstil A.S.	3,056	8,536
	Akcansa Cimento Sanayi ve Ticaret A.S.	324,378	2,104,845
*	Akenerji Elektrik Uretim A.S.	80,193	233,987
*	Aksa Akrilik Kimya Sanayii A.S.	206,894	496,829
	Aksigorta A.S.	583,604	2,428,899
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	40,391	54,401
*	Aktas Elektrik Ticaret A.S.	370	39,278
	Alarko Carrier Sanayii ve Ticaret A.S.	14,579	181,528
	Alarko Holding A.S.	290,609	711,674
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	24,197	70,288
	Alkim Alkali Kimya A.S.	37,197	137,771
*	Alkim Kagitt A.S.	25,977	16,944
*	Alternatifbank A.S.	98,944	183,525
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	72,764	188,621
	Anadolu Anonim Turk Sigorta Sirketi A.S.	273,997	496,250

42

	Anadolu Cam Sanayii A.S.	277,157	$1,220,669
	Anadolu Hayat Sigorta A.S.	209,393	793,512
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	21,048	194,670
*	Ayen Enerji A.S.	161,469	211,652
*	Aygaz A.S.	342,010	909,370
	Bagfas Bandirma Gubre Fabrikalari A.S.	5,146	111,239
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	147,698	170,298
	Bati Anabolu Cimento A.S.	110,525	893,273
	Bati Soeke Cimento Sanayi A.S.	67,601	175,847
*	Beko Elektronik A.S.	234,899	291,666
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	9,930	14,725
	Bolu Cimento Sanayii A.S.	284,896	582,461
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	36,993	312,830
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	1,664	191,322
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	205,147	292,300
*	Boyner Buyuk Magazacilik A.S.	189,233	279,141
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	5,857	373,618
	BSH ev Aletleri Sanayi ve Ticaret A.S.	5,040	126,601
	Bursa Cimento Fabrikasi A.S.	115,360	923,039
	Celebi Hava Servisi A.S.	28,354	718,819
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	47,893	90,491
	Cimsa Cimento Sanayi ve Ticaret A.S.	259,130	1,790,278
*	Demisas Dokum Mamulleri Sanayi A.S.	22,067	19,829
*	Dentas Ambalaj ve Kagit Sanayi A.S.	34,430	51,314
	Deva Holding A.S.	114,830	796,498
*	Dogan Burda Rizzoli Dergi Yacincilik ve Pazarlame A.S.	15,000	31,209
*	Dogan Gazetecilik A.S.	105,300	206,298
*	Dogus Otomotiv Servis ve Ticaret A.S.	100,000	475,497
	Doktas Dokumculuk Ticaret ve Sanayi A.S.	84,607	271,580
*	Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	143,194	67,271
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	294,407	1,210,979
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	116,012	242,405
*	Edip Iplik Sanayi ve Ticaret A.S.	13,000	53,333
*	Ege Endustri Ve Ticaret A.S.	3,837	35,836
*	Ege Plstik Ticaret ve Sanayi A.S.	14,342	8,520
*	EGE Seramik Sanayi ve Ticaret A.S.	69,443	133,731
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	229	119,522
*	Fortis Bank A.S.	1	1
*	Fortis Bank A.S. - New	339,248	456,172
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	77,244	87,004
*	Global Yatirim Holding A.S.	185,752	141,383
*	Goldas Kuyumculuk Sanayi A.S.	88,799	107,065
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	362,988
*	Goodyear Lastikleri T.A.S.	16,988	231,769
*	GSD Holding A.S.	233,545	191,640
*	Gubre Fabrikalari Ticaret A.S.	8,436	21,727
	Gunes Sigorta A.S.	89,830	163,670
*	Hektas Ticaret T.A.S.	87,282	58,382
	Hurriyet Gazetecilik ve Matbaacilik A.S.	184,673	513,379
*	Ihlas Holding A.S.	1,237,042	490,235
*	Isiklar Ambalaj A.S.	105,398	80,518
*	Izmir Demir Celik Sanayii A.S.	57,269	253,372

43

*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	220,979	$191,834
*	Karsu Tekstil Sanayii ve Ticaret A.S.	17,040	10,450
	Karton Sanayi ve Ticaret A.S.	2,811	171,243
*	Kav Danismanlik Pazarlama ve Ticaret A.S.	15,564	23,654
*	Kerevitas Gida Sanayii ve Ticaret A.S.	2,532	11,519
*	Klimasan Klima Sanayi ve Ticaret A.S.	6,457	13,096
*	Klimasan Klima Sanayi ve Ticaret A.S.	9,685	16,862
	Konya Cimento Sanayii A.S.	5,645	306,298
	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	146,305	399,921
*	Kutahya Porselen Sanayii A.S.	4,782	74,468
	Mardin Cimento Sanayii ve Ticaret A.S.	134,641	744,264
*	Marmari Marti Otel Isletmeleri A.S.	81,975	85,457
	Marshall Boya ve Vernik Sanayii A.S.	6,470	114,771
*	Medya Holdings A.S.	15,849	0
*	Menderes Tekstil Sanayi ve Ticaret A.S.	333,910	123,760
*	Merko Gida Sanayi ve Ticaret A.S.	10,580	4,921
*	Migros Turk A.S.	86,206	1,080,676
*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	47,670	77,556
*	Mudurnu Tavukculuk A.S.	1,740	554
	Multu Aku ve Malzemeleri Sanayi A.S.	76,677	83,212
*	Nergis Holding A.S.	1,784	4,671
*	Net Holding A.S.	355,412	166,746
*	Net Turizm Ticaret ve Sanayi A.S.	65,395	58,023
	Nortel Networks Netas Telekomuenikasyon A.S.	9,206	209,826
	Olmuksa International Paper Sabanci Ambalaj Sanayi ve Ticaret A.S.	20,976	65,005
	Otobus Karoseri Sanayi A.S.	44,321	433,619
*	Parsan Makina Parcalari Sanayii A.S.	102,576	131,827
*	Pimas Plastik Insaat Malzemeleri A.S.	17,000	40,609
	Pinar Entegre et ve Un Sanayii A.S.	79,952	168,431
	Pinar Sut Mamulleri Sanayii A.S.	38,276	128,575
*	Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,526
*	Sanko Pazarlama Ithalat Ihracat A.S.	48,903	110,320
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	109,462	288,956
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	373,182	212,840
*	Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.	6,570	4,983
*	Tat Konserve Sanayii A.S.	109,325	202,825
*	Tekstil Bankasi A.S.	359,314	391,440
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	39,939	117,062
	Tofas Turk Otomobil Fabrikasi A.S.	251,789	946,610
	Trakya Cam Sanayii A.S.	401,577	1,172,338
	Turk Demir Dokum Fabrikalari A.S.	60,749	459,147
	Turk Ekonomi Bankasi A.S.	57,732	829,120
*	Turk Prysmian Kablo ve Sistemleri A.S.	46,921	125,405
*	Turk Sise ve Cam Fabrikalari A.S.	322,379	1,315,457
	Ulker Gida Sanayi ve Ticaret A.S.	274,684	945,639
	USAS Ucak Servisi A.S.	71,628	267,257
*	Uzel Makina Sanayii A.S.	156,941	311,864
*	Vakif Finansal Kiralama A.S.	8,288	11,674
*	Vestel Elektronik Sanayi ve Ticaret A.S.	302,726	754,490
*	Yapi Kredi Finansal Kiralama A.S.	119,404	309,428

44

* Yapi Kredi Sigorta A.S.	102,412	$465,677
* Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	18,134	23,570
Yunsa Yunlu Sanayi ve Ticaret A.S.	10,027	15,766
* Zorlu Enerji Elektrik Uretim A.S.	115,876	291,686
TOTAL COMMON STOCKS		40,359,839

RIGHTS/WARRANTS — (0.0%)
* Global Yatirim Holding A.S. Rights 03/07/07	185,752	6,573

TOTAL — TURKEY		40,366,412

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 03/01/07 (Collateralized by $6,915,000 FNMA 6.00%, 10/01/26, valued at $6,678,301) to be repurchased at $6,579,948	$6,579	6,579,000

TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL — (4.8%)
@ Repurchase Agreement, Countrywide Securities 5.32%, 03/01/07 (Collateralized by $51,315,697 FHLMC, rates ranging from 6.000% to 6.469%(r), maturities ranging from 06/01/32 to 01/01/37, valued at $52,299,051) to be repurchased at $51,280,975	51,273	51,273,398

TOTAL INVESTMENTS - (100.0%)
(Cost $742,648,650)##		$1,062,955,226

45

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

February 28, 2007

(Unaudited)

	Face Amount ^	Value †
	(000)
AUSTRIA — (3.3%)
BONDS — (3.3%)
Bundesimmobiliengesellschaft mbH
(f) 3.500%, 08/22/08	19,200	$15,954,384
Oesterreichische Kontrollbank AG
(f) 2.000%, 11/26/07	13,000	10,636,961
(f) 3.500%, 02/18/08	54,475	45,164,816
(f) 1.500%, 03/27/08	21,000	17,070,564
TOTAL — AUSTRIA		88,826,725

BELGIUM — (2.8%)
BONDS — (2.8%)
Belgium, Kingdom of
5.750%, 03/28/08	56,000	75,480,391

CANADA — (2.0%)
BONDS — (2.0%)
British Columbia, Province of
(f) 2.125%, 03/26/08	20,000	16,357,270
Canadian Government
(e) 4.875%, 07/07/08	28,700	38,445,831
TOTAL — CANADA		54,803,101

DENMARK — (2.7%)
BONDS — (2.7%)
Denmark, Kingdom of
7.000%, 11/15/07	400,000	72,414,981

FRANCE — (7.9%)
BONDS — (7.9%)
Caisse D’Amortissement de la Dette Sociale SA
6.250%, 10/25/07	27,104	36,359,984
(g) 4.625%, 12/07/07	17,500	34,129,006
Caisse Nationale D’Autoroutes
(f) 3.375%, 02/27/08	5,000	4,140,589
ERAP
3.375%, 04/25/08	44,850	58,984,700
French Treasury Note
3.500%, 01/12/08	50,000	65,913,241
Total Capital SA
(f) 2.500%, 10/01/07	5,000	4,104,033
3.500%, 01/28/08	9,000	11,853,653
TOTAL — FRANCE		215,485,206

1

GERMANY — (11.1%)
BONDS — (11.1%)
Bayerische Landesbank
(g) 5.250%, 12/07/07	8,546	$16,726,665
3.250%, 02/28/08	19,600	25,740,387
Bundesschatzanweisungen
2.750%, 12/14/07	42,000	55,073,657
Depfa Deutsche Pfandbriefbank AG
(f) 1.750%, 02/18/08	14,640	11,922,207
KFW-Kreditanstalt Fuer Wiederaufbau AG
(g) 5.375%, 12/07/07	1,500	2,941,459
Kreditanstalt Fuer Wiederaufbau
3.000%, 11/15/07	51,000	67,031,261
Landesbank Hessen-Thuringen Girozentrale
(g) 5.125%, 12/07/07	4,000	7,823,110
Landeskreditbank Baden-Wuerttemberg Foerderbank
3.000%, 07/04/08	17,000	22,214,194
Landwirtschaftliche Rentenbank
(f) 1.750%, 02/12/08	10,000	8,155,949
3.000%, 03/14/08	10,000	13,105,246
(j) 0.650%, 09/30/08	2,536,000	21,389,932
Norddeutsche Landesbank
(j) 0.450%, 01/19/09	5,968,000	50,113,963
TOTAL — GERMANY		302,238,030

IRELAND — (1.2%)
BONDS — (1.2%)
General Electric Capital Euro Funding
2.750%, 04/18/08	25,000	32,617,579

NETHERLANDS — (9.1%)
BONDS — (9.1%)
Bank Nederlandse Gemeenten
(j) 0.800%, 09/22/08	8,300,000	70,183,962
Nederlandse Waterschapsbank NV
3.250%, 06/01/08	32,000	41,952,201
Netherlands, Government of
2.500%, 01/15/08	53,000	69,287,298
Rabobank Nederland NV
3.625%, 01/22/08	50,000	65,969,616
TOTAL — NETHERLANDS		247,393,077

NORWAY — (2.2%)
BONDS — (2.2%)
Eksportfinans ASA
(e) 3.500%, 04/16/08	45,000	59,233,127

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.7%)
BONDS — (4.7%)
Eurofima
(s) 5.625%, 02/05/08	89,000	12,936,931

2

	European Investment Bank
(e)	5.000%, 04/15/08	50,000	$66,907,472
	Inter-American Development Bank
(f)	3.000%, 10/22/07	60,260	49,650,769
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS			129,495,172

SWEDEN — (2.8%)
BONDS — (2.8%)
	Swedish Government
	5.000%, 01/28/09	523,000	76,603,522

UNITED KINGDOM — (6.3%)
BONDS — (6.3%)
	Bank of England Euro Note
(e)	2.500%, 01/28/08	57,550	75,229,607
	BP Capital Markets P.L.C.
	5.000%, 12/27/07	4,025	7,859,016
	GlaxoSmithKline Capital P.L.C.
(e)	3.375%, 04/15/08	17,200	22,606,940
	HBOS Treasury Services P.L.C.
(e)	3.750%, 01/23/08	12,700	16,763,997
(j)	0.800%, 10/02/08	4,325,000	36,451,010
	Nework Rail Infrastructure Finance P.L.C.
	4.500%, 03/14/08	6,000	11,664,640
TOTAL — UNITED KINGDOM			170,575,210

UNITED STATES — (43.4%)
AGENCY OBLIGATIONS — (6.5%)
	Federal Home Loan Mortgage Corporation
(e)	3.500%, 02/15/08	73,000	96,163,488
	Federal National Mortgage Association
(t)	6.375%, 08/15/07	65,000	51,187,295
(j)	1.750%, 03/26/08	3,410,000	29,129,999
TOTAL AGENCY OBLIGATIONS			176,480,782

BONDS — (11.2%)
	Citigroup, Inc.
(e)	4.625%, 11/14/07	13,000	17,265,024
(f)	1.500%, 04/07/08	25,000	20,282,409
	General Electric Capital Corp.
(j)	0.550%, 10/14/08	3,688,000	30,993,216
(f)	2.250%, 02/09/09	21,000	17,127,027
	General Electric Capital Corp. Floating Rate Note
	5.460%(r), 07/28/08	9,200	9,215,723
	5.390%(r), 08/22/08	10,000	10,009,920
	5.396%(r), 12/12/08	6,200	6,205,667
	Landesbank Baden-Wuerttemberg
	4.150%, 03/30/07	53,000	52,942,442
	Pfizer, Inc.
(j)	0.800%, 03/18/08	8,539,000	72,102,448
	Toyota Motor Credit Corp.
(f)	2.000%, 11/13/07	22,900	18,744,011

3

(j) 0.750%, 06/09/08	5,956,000	$50,302,321
TOTAL BONDS		305,190,208

COMMERCIAL PAPER — (25.7%)
Barton Capital Corp.
5.250%, 03/06/07	45,000	44,966,875
5.260%, 03/06/07	12,000	11,991,167
5.260%, 03/07/07	19,000	18,983,217
BASF AG
5.240%, 04/12/07	26,000	25,841,114
Beta Finance Corp.
5.250%, 03/22/07	15,000	14,953,713
5.240%, 03/29/07	7,200	7,170,421
CC (USA), Inc.
5.260%, 03/08/07	2,400	2,397,527
5.250%, 03/26/07	4,400	4,383,848
Ciesco L.P.
5.250%, 03/01/07	11,000	11,000,000
5.250%, 03/07/07	52,300	52,253,803
5.250%, 04/11/07	14,400	14,313,408
Electricite de France
5.240%, 03/15/07	25,200	25,148,637
Govco, Inc.
5.260%, 03/01/07	26,000	26,000,000
5.250%, 03/06/07	13,100	13,090,357
5.250%, 03/09/07	13,000	12,984,689
5.250%, 03/21/07	2,600	2,592,356
5.260%, 03/21/07	17,100	17,049,726
5.245%, 04/25/07	3,000	2,975,832
Hewlett-Packard Co.
5.250%, 03/08/07	14,100	14,085,523
5.250%, 03/09/07	52,000	51,938,999
Ixis Commercial Paper
5.250%, 03/01/07	45,000	45,000,000
5.300%, 03/01/07	21,200	21,200,000
5.250%, 03/08/07	13,000	12,986,730
Kittyhawk Funding Corp.
5.260%, 03/15/07	17,913	17,876,010
5.260%, 03/20/07	6,600	6,581,528
5.260%, 03/26/07	19,750	19,677,363
New Center Asset Trust
5.240%, 03/01/07	51,500	51,500,000
5.240%, 03/02/07	11,000	10,998,381
Sheffield Receivables Corp.
5.260%, 03/08/07	23,500	23,475,736
5.270%, 03/15/07	8,500	8,482,447
Total Capital SA
5.315%, 03/01/07	36,100	36,100,000
Windmill Funding Corp.
5.250%, 03/19/07	19,100	19,049,337
5.260%, 03/19/07	13,200	13,164,987
5.250%, 04/04/07	38,800	38,606,151
TOTAL COMMERCIAL PAPER		698,819,882
TOTAL — UNITED STATES		1,180,490,872

4

		Value †

TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 03/01/07 (Collateralized by $13,940,000 FNMA 6.00%, 10/01/26, valued at $13,462,838) to be repurchased at $13,264,912	13,263	$13,263,000

TOTAL INVESTMENTS - (100.0%)
(Cost $2,661,006,736)##		$2,718,919,993

5

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

February 28, 2007

(Unaudited)

		Shares	Value †
COMMON STOCKS — (87.5%)
Consumer Discretionary — (15.9%)
*	4Kids Entertainment, Inc.	11,700	$217,503
* #	99 Cents Only Stores	38,200	570,326
* #	A.C. Moore Arts & Crafts, Inc.	20,000	391,600
*	Acme Communications, Inc.	15,700	91,217
*	Aftermarket Technology Corp.	7,800	174,564
*	All American Semiconductor, Inc.	1,100	3,256
*	Alloy, Inc.	13,850	162,045
#	Ambassadors International, Inc.	3,900	165,126
	American Axle & Manufacturing Holdings, Inc.	74,330	1,823,315
	American Greetings Corp. Class A	79,300	1,857,206
* #	America’s Car-Mart, Inc.	2,700	30,969
*	AnnTaylor Stores Corp.	39,375	1,397,419
	Arctic Cat, Inc.	5,200	96,564
#	ArvinMeritor, Inc.	100,600	1,836,956
	Asbury Automotive Group, Inc.	50,300	1,343,513
*	Ashworth, Inc.	6,800	54,536
*	Audiovox Corp. Class A	18,600	280,860
*	AutoNation, Inc.	305,400	6,706,584
* #	Avatar Holdings, Inc.	8,000	576,480
*	Ballantyne of Omaha, Inc.	8,200	45,100
* #	Bally Total Fitness Holding Corp.	5,800	11,948
#	Bandag, Inc.	13,100	662,598
	Bandag, Inc. Class A	1,900	96,026
	Barnes & Noble, Inc.	29,000	1,187,260
	Bassett Furniture Industries, Inc.	5,279	83,303
	Beasley Broadcast Group, Inc.	6,050	52,937
#	Beazer Homes USA, Inc.	54,403	2,146,742
	Belo Corp. Class A	127,113	2,369,386
* #	Big Lots, Inc.	74,600	1,867,238
	Blair Corp.	3,752	157,209
* #	Blockbuster, Inc. Class A	91,100	604,904
*	Blockbuster, Inc. Class B	39,300	246,018
*	Bluegreen Corp.	21,700	264,306
#	Bob Evans Farms, Inc.	56,700	2,050,272
*	Bombay Co., Inc.	11,800	15,222
#	Bon-Ton Stores, Inc.	14,349	703,388
	Books-A-Million, Inc.	14,400	229,824
#	Borders Group, Inc.	82,100	1,755,298
	BorgWarner, Inc.	77,400	5,699,736
#	Boyd Gaming Corp.	42,300	1,982,601
	Brown Shoe Company, Inc.	26,050	1,336,365
	Brunswick Corp.	107,600	3,513,140
*	Buca, Inc.	19,900	112,634

1

	Building Materials Holding Corp.	17,800	$370,062
* #	Cabela’s, Inc.	10,000	248,600
*	California Coastal Communities, Inc.	5,600	110,096
#	Callaway Golf Co.	104,400	1,576,440
*	CarMax, Inc.	1,829	96,388
#	Carmike Cinemas, Inc.	13,000	294,840
*	Carriage Services, Inc.	15,497	108,634
*	Casual Male Retail Group, Inc.	669	8,362
	Cato Corp. Class A	600	13,116
*	Cavalier Homes, Inc.	5,800	24,186
*	Cavco Industries, Inc.	5,750	189,807
	CBRL Group, Inc.	27,600	1,287,816
	CBS Corp. Class A	1,350	41,107
	CBS Corp. Class B	1,036,521	31,458,412
	Centex Corp.	121,900	5,651,284
*	Champps Entertainment, Inc.	8,700	51,765
*	Charlotte Russe Holding, Inc.	4,500	131,355
* #	Charming Shoppes, Inc.	78,200	975,154
*	Chromcraft Revington, Inc.	100	840
	Churchill Downs, Inc.	3,600	157,896
#	Circuit City Stores, Inc.	169,700	3,229,391
	Citadel Broadcasting Co.	135,500	1,379,390
	Clear Channel Communications, Inc.	380,300	13,759,254
#	Coachmen Industries, Inc.	9,300	100,626
	Coast Distribution System, Inc.	400	3,340
	Cobra Electronics Corp.	1,200	12,792
	Collectors Universe, Inc.	8,900	122,909
	Collegiate Pacific, Inc.	400	3,508
*	Comcast Corp. Class A	1,431,375	36,814,965
*	Comcast Corp. Special Class A Non-Voting	853,114	21,711,764
* #	Comstock Homebuilding Companies, Inc.	1,550	9,315
*	Concord Camera Corp.	912	4,187
#	Cooper Tire & Rubber Co.	86,600	1,276,484
* #	Cost Plus, Inc.	5,200	55,848
*	Cox Radio, Inc.	34,800	503,208
* #	Crown Media Holdings, Inc.	4,277	17,707
	CSS Industries, Inc.	16,350	562,113
*	Culp, Inc.	11,380	75,222
*	Cumulus Media, Inc. Class A	22,400	220,192
	Cutter & Buck, Inc.	13,160	170,948
*	Deckers Outdoor Corp.	1,800	117,360
*	dELiA*s, Inc.	2,828	28,563
	Delta Apparel, Inc.	879	15,339
*	Diedrich Coffee, Inc.	691	2,757
#	Dillards, Inc. Class A	123,800	4,134,920
*	Directed Electronics, Inc.	1,300	11,427
*	Discovery Holding Co. Class A	80,960	1,300,218
	Disney (Walt) Co.	666,400	22,830,864
*	Dixie Group, Inc.	11,100	146,964
* #	Dominion Homes, Inc.	1,100	5,280
*	Dorman Products, Inc.	3,150	35,973
	Dover Motorsports, Inc.	21,800	116,194
*	Drew Industries, Inc.	1,200	34,560
* #	drugstore.com, Inc.	22,004	60,951
*	Duckwall-ALCO Stores, Inc.	700	27,300

2

#	Eastman Kodak Co.	19,800	$472,824
*	Emerson Radio Corp.	16,500	53,625
#	Emmis Communications Corp. Class A	14,200	116,724
#	Entercom Communications Corp.	47,700	1,363,743
*	Entravision Communications Corp.	32,800	296,184
* #	Escala Group, Inc.	7,000	17,430
*	Expedia, Inc.	109,511	2,328,204
*	Fairchild Corp. Class A	5,600	11,480
*	Famous Dave’s of America, Inc.	200	3,716
	Federated Department Stores, Inc.	681,504	30,435,969
	Finish Line, Inc. Class A	60,700	771,497
*	Finlay Enterprises, Inc.	4,124	35,549
*	Flanigan’s Enterprises, Inc.	200	2,400
* #	Fleetwood Enterprises, Inc.	6,100	56,547
	Foot Locker, Inc.	183,800	4,175,936
#	Ford Motor Co.	2,242,908	17,763,831
	Fortune Brands, Inc.	1,600	128,640
*	Franklin Covey Co.	2,400	18,744
#	Fred’s, Inc.	66,100	904,248
*	Fuel Systems Solutions, Inc.	3,622	79,286
#	Furniture Brands International, Inc.	61,900	992,876
*	GameStop Corp. Class A	6,493	340,363
*	GameTech International, Inc.	2,500	31,250
* #	Gander Mountain Co.	16,300	166,749
	Gannett Co., Inc.	333,000	20,399,580
* #	Gaylord Entertainment Co.	35,582	1,920,361
#	General Motors Corp.	761,200	24,297,504
*	Gentek, Inc.	500	17,195
	Genuine Parts Co.	3,800	185,060
*	G-III Apparel Group, Ltd.	2,050	42,640
*	Gottschalks, Inc.	13,376	148,741
	Gray Television, Inc.	62,679	545,934
*	Great Wolf Resorts, Inc.	1,800	24,066
#	Group 1 Automotive, Inc.	24,500	1,133,615
* #	Gymboree Corp.	9,000	339,210
* #	Hancock Fabrics, Inc.	6,562	21,130
#	Handleman Co.	25,500	193,800
#	Harrah’s Entertainment, Inc.	266,873	22,548,100
*	Harris Interactive, Inc.	48,600	275,562
*	Hartmarx Corp.	2,000	13,220
	Hasbro, Inc.	226,000	6,393,540
*	Hastings Entertainment, Inc.	1,572	10,359
	Haverty Furniture Co., Inc.	31,500	460,215
*	Hawk Corp.	600	6,180
*	Hayes Lemmerz International, Inc.	20,700	102,465
	Hearst-Argyle Television, Inc.	79,938	2,081,586
#	Hilton Hotels Corp.	42,400	1,496,720
	Horton (D.R.), Inc.	448,740	11,384,534
* #	Hovnanian Enterprises, Inc. Class A	41,200	1,281,320
*	IAC/InterActiveCorp	210,337	8,245,210
*	Idearc, Inc.	62,850	2,136,900
	IHOP Corp.	8,900	495,908
	ILX Resorts, Inc.	900	8,572
*	Image Entertainment, Inc.	2,500	8,350
* #	Infosonics Corp.	600	2,610

3

*	Interface, Inc. Class A	4,787	$75,730
	International Speedway Corp. Class A	800	42,560
*	Interstate Hotels & Resorts, Inc.	12,000	81,600
	J. Alexander’s Corp.	3,900	35,295
*	Jack in the Box, Inc.	1,300	88,842
*	Jakks Pacific, Inc.	12,800	313,728
*	Jarden Corp.	20,350	745,420
* #	Jo-Ann Stores, Inc.	28,900	651,117
*	Johnson Outdoors, Inc.	7,200	131,256
	Jones Apparel Group, Inc.	168,100	5,533,852
* #	Jos. A. Bank Clothiers, Inc.	1,202	37,046
	Journal Communications, Inc. Class A	500	6,660
*	K2, Inc.	34,524	403,931
#	KB Home	1,600	79,360
#	Kellwood Co.	50,700	1,598,571
*	Keystone Automotive Industries, Inc.	4,700	155,335
	Kimball International, Inc. Class B	35,282	741,980
*	Kirkland’s, Inc.	7,997	43,504
*	LaCrosse Footwear, Inc.	95	1,429
*	Lakeland Industries, Inc.	2,040	27,499
* #	Lakes Entertainment, Inc.	9,900	88,209
	Landry’s Restaurants, Inc.	25,100	738,442
*	Laureate Education, Inc.	8,168	487,466
*	Lazare Kaplan International, Inc.	5,200	52,260
#	La-Z-Boy, Inc.	50,500	694,880
#	Lear Corp.	83,900	3,097,588
	Leggett & Platt, Inc.	1,500	35,730
	Lennar Corp. Class A	34,400	1,693,856
	Lennar Corp. Class B	1,840	84,456
*	Lenox Group, Inc.	3,200	16,768
#	Levitt Corp. Class A	100	1,305
#	Libbey, Inc.	15,000	186,000
*	Liberty Global, Inc. Class A	32,020	921,856
*	Liberty Global, Inc. Series C	182,169	4,965,927
*	Liberty Media Holding Corp. Capital Class A	113,517	12,246,214
*	Liberty Media Holding Corp. Interactive Class A	400,549	9,440,940
	Limited Brands, Inc.	18,700	517,616
*	Lin TV Corp.	28,500	386,175
#	Lithia Motors, Inc. Class A	12,500	368,250
*	Live Nation, Inc.	31,462	728,031
*	Lodgian, Inc.	25,900	346,542
*	Luby’s, Inc.	6,500	67,145
#	M/I Homes, Inc.	22,200	697,746
*	Mace Security International, Inc.	9,231	25,847
* #	MarineMax, Inc.	15,200	346,560
	McRae Industries, Inc. Class A	1,661	19,683
#	MDC Holdings, Inc.	69,264	3,536,620
*	Meade Instruments Corp.	10,614	24,837
	Media General, Inc. Class A	23,700	972,648
* #	MGM Mirage	99,400	7,059,388
	Modine Manufacturing Co.	41,800	1,031,206
* #	Mohawk Industries, Inc.	50,300	4,402,256
	Monaco Coach Corp.	40,000	644,400
	Monro Muffler Brake, Inc.	600	21,822
*	Mothers Work, Inc.	300	10,371

4

	Movado Group, Inc.	28,400	$838,084
* #	Multimedia Games, Inc.	24,700	260,832
*	National RV Holdings, Inc.	6,800	21,760
	News Corp. Class A	1,192,624	26,869,819
*	Nobel Learning Communities, Inc.	400	5,368
*	Office Depot, Inc.	1,237	41,266
	OfficeMax, Inc.	100,000	5,190,000
#	Orleans Homebuilders, Inc.	18,400	271,584
*	O’Charleys, Inc.	28,308	593,619
	Oxford Industries, Inc.	17,600	869,264
* #	Palm Harbor Homes, Inc.	16,736	218,405
* #	Payless ShoeSource, Inc.	23,300	719,970
*	PC Mall, Inc.	8,700	107,010
#	Penney (J.C.) Co., Inc.	235,200	19,077,072
*	Perry Ellis International, Inc.	3,750	114,562
	PETsMART, Inc.	77,200	2,339,932
	Phillips-Van Heusen Corp.	24,500	1,343,580
*	Phoenix Footwear Group, Inc.	9,600	51,072
	Pier 1 Imports, Inc.	61,900	420,301
*	Pinnacle Entertainment, Inc.	10,900	352,506
*	Point.360	700	2,450
*	Pomeroy IT Solutions, Inc.	10,322	75,867
*	Proliance International, Inc.	8,943	38,902
*	ProQuest Co.	10,300	112,579
#	Pulte Homes, Inc.	364,344	10,770,009
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	13,200	19,008
*	Radio One, Inc. Class D	20,500	144,320
*	RC2 Corp.	20,200	798,304
*	RCN Corp.	33,000	902,550
*	Red Lion Hotels Corp.	9,700	118,825
*	Regent Communications, Inc.	21,895	64,590
* #	Restoration Hardware, Inc.	1,700	11,356
*	Retail Ventures, Inc.	500	10,175
*	Rex Stores Corp.	4,050	67,432
*	Riviera Holdings Corp.	900	18,135
* #	Rockford Corp.	3,900	10,842
*	Rocky Brands, Inc.	4,800	70,368
*	Rubio’s Restaurants, Inc.	252	2,331
*	Russ Berrie & Co., Inc.	15,700	219,957
#	Ryland Group, Inc.	65,600	3,159,952
*	Saga Communications, Inc. Class A	8,000	77,840
#	Saks, Inc.	136,450	2,636,214
	Salem Communications Corp.	6,000	71,820
* #	Salton, Inc.	9,600	22,464
	Sauer-Danfoss, Inc.	6,000	221,640
*	Scholastic Corp.	38,300	1,332,457
* #	Sears Holdings Corp.	479	86,340
	Service Corp. International	441,800	5,182,314
* #	Sharper Image Corp.	13,800	143,244
	Sherwin-Williams Co.	2,700	179,685
	Shiloh Industries, Inc.	13,200	156,552
*	Shoe Carnival, Inc.	5,400	163,026
* #	Silverleaf Resorts, Inc.	13,700	64,801
	Sinclair Broadcast Group, Inc. Class A	69,500	993,155
* #	Six Flags, Inc.	36,300	224,697

5

*	Skechers U.S.A., Inc. Class A	4,800	$167,616
	Skyline Corp.	12,700	435,102
*	Smith & Wollensky Restaurant Group, Inc.	6,200	55,986
	Snap-On, Inc.	41,800	2,094,180
#	Sonic Automotive, Inc.	45,500	1,337,700
* #	Source Interlink Companies, Inc.	41,700	300,657
*	Spanish Broadcasting System, Inc.	28,000	126,280
	Speedway Motorsports, Inc.	35,700	1,334,109
*	Sport Chalet, Inc. Class A	9,875	100,725
#	Stage Stores, Inc.	59,250	1,299,352
*	Stamps.com, Inc.	1,853	28,740
	Standard Motor Products, Inc.	23,500	361,430
#	Standard Pacific Corp.	78,800	2,011,764
*	Steinway Musical Instruments, Inc.	3,800	121,790
	Steven Madden, Ltd.	1,101	32,546
	Stewart Enterprises, Inc.	25,202	199,348
*	Stoneridge, Inc.	13,750	156,612
	Stride Rite Corp.	57,289	925,217
*	Sturm Ruger & Co., Inc.	6,800	71,468
*	Sunterra Corp.	6,400	78,336
#	Superior Industries International, Inc.	42,100	903,045
	Superior Uniform Group, Inc.	9,078	116,562
*	Syms Corp.	6,000	115,200
* #	Syntax-Brillian Corp.	1,375	11,220
* #	Systemax, Inc.	29,000	769,950
	Tandy Brand Accessories, Inc.	8,600	108,704
#	Tarragon Corp.	15,400	202,048
#	Technical Olympic USA, Inc.	5,000	45,050
* #	The Dress Barn, Inc.	24,400	512,888
	The Marcus Corp.	18,400	405,168
	The McClatchey Co.	255	9,542
	The Men’s Wearhouse, Inc.	6,500	287,820
#	The Pep Boys - Manny, Moe & Jack	81,600	1,236,240
*	The Steak n Shake Co.	25,600	440,064
	Time Warner, Inc.	5,696,600	115,925,810
* #	Toll Brothers, Inc.	119,600	3,571,256
	Traffix, Inc.	18,100	95,387
*	Trans World Entertainment Corp.	39,700	212,395
#	Tribune Co.	321,912	9,667,017
*	Triple Crown Media, Inc.	4,035	34,661
* #	Trump Entertainment Resorts, Inc.	4,400	77,396
*	TRW Automotive Holdings Corp.	64,200	1,955,532
*	Tweeter Home Entertainment Group, Inc.	2,200	3,212
*	Unifi, Inc.	975	2,642
	Unifirst Corp.	19,600	817,712
#	United Auto Group, Inc.	144,800	3,179,808
*	United Retail Group, Inc.	1,300	17,979
*	Univision Communications, Inc. Class A	137,430	4,947,480
* #	Vail Resorts, Inc.	10,900	566,364
*	ValueVision Media, Inc. Class A	300	3,753
*	Viacom, Inc. Class A	1,250	49,450
*	Viacom, Inc. Class B	1,523	59,458
*	Warnaco Group, Inc.	41,700	1,089,204
* #	WCI Communities, Inc.	34,300	714,126
*	West Marine, Inc.	24,200	405,592

6

* #	Wilsons The Leather Experts, Inc.	19,100	$35,526
* #	WMS Industries, Inc.	4,400	164,692
*	Wyndham Worldwide Corp.	134,416	4,731,443
* #	Xanadoo Co.	25	6,687
* #	Zale Corp.	33,500	862,960
Total Consumer Discretionary			683,693,452

Consumer Staples — (3.3%)
*	Alliance One International, Inc.	33,900	285,099
* #	American Italian Pasta Co.	23,600	250,868
	Archer-Daniels-Midland Co.	722,965	24,855,537
*	Bridgford Foods Corp.	100	766
	Cal-Maine Foods, Inc.	27,317	351,843
	Casey’s General Stores, Inc.	38,160	954,382
* #	Central Garden & Pet Co.	20,900	291,555
* #	Central Garden & Pet Co. Class A	41,800	586,036
#	Chiquita Brands International, Inc.	43,600	632,200
	Coca-Cola Enterprises, Inc.	522,300	10,493,007
* #	Constellation Brands, Inc. Class A	37,000	868,020
	Corn Products International, Inc.	106,700	3,411,199
*	Dean Foods Co.	30,900	1,391,736
	Del Monte Foods Co.	309,300	3,556,950
	Farmer Brothers Co.	6,300	134,001
	Flowers Foods, Inc.	58,725	1,725,928
#	Great Atlantic & Pacific Tea Co., Inc.	25,800	820,440
*	Griffin Land & Nurseries, Inc. Class A	400	14,968
* #	Hain Celestial Group, Inc.	36,600	1,061,766
* #	Hines Horticulture, Inc.	1,800	2,862
#	Imperial Sugar Co. (New)	2,000	61,740
	Ingles Market, Inc. Class A	14,401	549,830
	J & J Snack Foods Corp.	1,400	55,566
	J. M. Smucker Co.	72,782	3,609,987
#	Kraft Foods, Inc.	745,340	23,791,253
	Lance, Inc.	14,000	279,440
	Longs Drug Stores Corp.	28,900	1,331,134
#	MGP Ingredients, Inc.	16,200	321,408
#	Molson Coors Brewing Co.	66,900	5,649,036
*	Monterey Pasta Co.	11,700	51,831
#	Nash Finch Co.	20,900	628,254
*	Natrol, Inc.	2,534	6,614
*	Natural Alternatives International, Inc.	200	1,780
*	Omega Protein Corp.	19,200	127,872
* #	Parlux Fragrances, Inc.	800	4,800
*	Pathmark Stores, Inc.	620	7,087
	PepsiAmericas, Inc.	198,200	4,223,642
*	Performance Food Group Co.	32,600	960,722
#	Pilgrim’s Pride Corp.	97,600	2,990,464
	Premium Standard Farms, Inc.	1,200	24,948
*	Prestige Brands Holdings, Inc.	300	3,438
*	PriceSmart, Inc.	31,250	454,375
*	Pyramid Breweries, Inc.	8,925	35,700
*	Ralcorp Holdings, Inc.	800	46,416
* #	Redhook Ale Brewery, Inc.	7,800	51,870
#	Reynolds American, Inc.	269,200	16,434,660
	Ruddick Corp.	41,100	1,164,363

7

*	San Filippo (John B.) & Son, Inc.	6,700	$94,805
#	Sanderson Farms, Inc.	29,200	944,620
	Seaboard Corp.	1,100	2,365,000
*	Smart & Final Food, Inc.	15,300	328,185
*	Smithfield Foods, Inc.	96,300	2,812,923
	Spartan Stores, Inc.	6,800	160,412
* #	Spectrum Brands, Inc.	7,800	68,874
#	Supervalu, Inc.	297,401	10,991,941
	Tasty Baking Co.	4,500	41,175
	The Topps Co., Inc.	60,400	553,264
*	TreeHouse Foods, Inc.	9,200	265,420
	Tyson Foods, Inc. Class A	387,830	7,077,897
	Universal Corp.	39,000	2,054,130
	Weis Markets, Inc.	32,900	1,431,150
*	Wild Oats Markets, Inc.	1,000	18,390
*	Zapata Corp.	1,164	8,043
Total Consumer Staples			143,773,622

Energy — (10.1%)
	Adams Resources & Energy, Inc.	1,200	44,772
	Anadarko Petroleum Corp.	705,168	28,368,909
	Apache Corp.	463,746	31,780,513
#	Arch Coal, Inc.	2	62
*	Bois d’Arc Energy, Inc.	2,400	32,664
*	Brigham Exploration Co.	8,200	48,544
* #	Bristow Group, Inc.	22,700	831,955
	Cabot Oil & Gas Corp.	25,650	1,732,914
*	Callon Petroleum Co.	21,500	286,380
* #	Carrizo Oil & Gas, Inc.	100	3,078
#	Chesapeake Energy Corp.	600,000	18,294,000
	Cimarex Energy Co.	71,500	2,496,065
*	Clayton Williams Energy, Inc.	5,600	172,088
* #	Comstock Resources, Inc.	38,899	1,044,438
	ConocoPhillips	2,136,545	139,772,774
*	Dawson Geophysical Co.	400	16,844
*	Delta Petroleum Corp.	8,728	174,560
	Devon Energy Corp.	588,700	38,683,477
#	Diamond Offshore Drilling, Inc.	77,100	5,999,922
* #	Dril-Quip, Inc.	1,700	65,586
* #	Edge Petroleum Corp.	4,300	54,051
*	Encore Acquisition Co.	30,200	732,954
*	Energy Partners, Ltd.	9,800	212,660
	ENSCO International, Inc.	85,046	4,261,655
#	EOG Resources, Inc.	107,900	7,309,146
* #	Forest Oil Corp.	52,450	1,673,155
*	Giant Industries, Inc.	3,600	271,944
* #	Grey Wolf, Inc.	5,400	36,126
	Gulf Island Fabrication, Inc.	3,100	106,206
*	Gulfmark Offshore, Inc.	15,200	601,312
* #	Hanover Compressor Co.	64,583	1,417,597
*	Harvest Natural Resources, Inc.	32,500	307,125
#	Helmerich & Payne, Inc.	80,600	2,192,320
	Hess Corp.	358,100	18,997,205
*	Hornbeck Offshore Services, Inc.	6,100	163,297
*	Houston Exploration Co.	14,200	744,364

8

*	Input/Output, Inc.	24,000	$325,680
*	Key Energy Group, Inc.	46,100	760,650
*	Lone Star Technologies, Inc.	5,800	275,674
	Marathon Oil Corp.	306,495	27,811,356
* #	Mariner Energy, Inc.	75,300	1,393,050
#	Massey Energy Co.	33,400	810,284
* #	Matrix Service Co.	4,000	71,720
*	Meridian Resource Corp.	11,000	28,380
*	NATCO Group, Inc. Class A	2,600	90,090
*	National-Oilwell, Inc.	3,579	249,242
*	Natural Gas Services Group	1,000	13,200
*	Newfield Exploration Co.	72,080	3,115,298
*	Newpark Resources, Inc.	55,500	338,550
#	Noble Energy, Inc.	242,800	13,977,996
	Occidental Petroleum Corp.	81,552	3,766,071
* #	Oil States International, Inc.	17,600	516,560
#	Overseas Shipholding Group, Inc.	61,000	3,695,380
*	Parker Drilling Co.	5,700	48,849
#	Peabody Energy Corp.	8,800	355,520
	Penn Virginia Corp.	2,400	167,232
* #	Petrohawk Energy Corp.	139,962	1,675,345
*	Petroleum Development Corp.	12,500	654,625
*	PHI, Inc. Non-Voting	13,000	363,740
*	Pioneer Drilling Co.	15,300	184,518
	Pioneer Natural Resources Co.	166,100	6,386,545
*	Plains Exploration & Production Co.	20,710	944,997
#	Pogo Producing Co.	89,900	4,296,321
*	Pride International, Inc.	79,500	2,289,600
#	Range Resources Corp.	28,650	914,794
	Rowan Companies, Inc.	66,200	2,027,706
*	SEACOR Holdings, Inc.	25,108	2,430,454
*	Southwestern Energy Co.	1,400	54,600
*	Stone Energy Corp.	14,400	442,080
	Sunoco, Inc.	57,800	3,729,256
*	Swift Energy Corp.	27,800	1,079,752
#	Tesoro Petroleum Corp.	30,900	2,816,226
#	Tidewater, Inc.	88,400	4,594,148
* #	Trico Marine Services, Inc.	15,600	568,464
*	Unit Corp.	18,800	920,260
* #	Universal Compression Holdings, Inc.	28,000	1,874,600
*	USEC, Inc.	125,200	1,775,336
	Valero Energy Corp.	432,200	24,916,330
* #	Whiting Petroleum Corp.	33,366	1,291,598
Total Energy			432,972,739

Financials — (27.0%)
	1st Independence Financial Group, Inc.	100	1,700
	1st Source Corp.	31,017	816,057
	21st Century Insurance Group	126,200	2,671,654
	A.G. Edwards, Inc.	48,600	3,120,606
	Advanta Corp. Class A	13,300	509,257
	Advanta Corp. Class B Non-Voting	17,700	739,329
	Affirmative Insurance Holdings, Inc.	500	8,075
	Alabama National Bancorporation	6,100	442,494
	Alfa Corp.	37,157	676,629

9

*	Allegheny Corp.	7,306	$2,853,870
	Allstate Corp.	625,100	37,543,506
	AMBAC Financial Group, Inc.	152,000	13,321,280
	American Bancorp of New Jersey, Inc.	10,300	121,334
#	American Capital Strategies, Ltd.	104,204	4,634,994
#	American Equity Investment Life Holding Co.	88,700	1,176,162
	American Financial Group, Inc.	189,900	6,646,500
*	American Independence Corp.	866	9,379
	American National Insurance Co.	24,100	3,066,725
*	American Physicians Capital, Inc.	4,950	183,546
	American West Bancorporation	11,500	246,560
* #	AmeriCredit Corp.	97,000	2,368,740
*	AmeriServe Financial, Inc.	18,055	83,595
	AON Corp.	273,300	10,289,745
*	Argonaut Group, Inc.	31,050	1,093,270
*	Asset Acceptance Capital Corp.	2,000	29,500
	Associated Banc-Corp	1,004	34,718
	Assurant, Inc.	160,700	8,589,415
	Astoria Financial Corp.	6,500	183,755
	Baldwin & Lyons, Inc. Class B	3,900	96,213
*	Bancinsurance Corp.	1,800	11,520
#	Bank of America Corp.	28,000	1,424,360
*	Bank of Florida Corp.	2,700	51,246
	Bank of Granite Corp.	375	6,739
	Bank of Hawaii Corp.	60,300	3,118,716
	BankAtlantic Bancorp, Inc. Class A	71,700	914,892
#	BankUnited Financial Corp. Class A	56,000	1,367,520
	Banner Corp.	10,066	419,853
	BB&T Corp.	437	18,564
	Bear Stearns Companies, Inc.	117,722	17,921,997
	Berkley (W.R.) Corp.	53,155	1,732,853
	Berkshire Hills Bancorp, Inc.	14,700	508,179
	Beverly Hills Bancorp, Inc.	27,600	210,312
*	BFC Financial Corp.	4,800	28,032
*	BNCCORP, Inc.	494	7,385
	Boston Private Financial Holdings, Inc.	47,700	1,376,145
	Bristol West Holdings, Inc.	5,500	89,375
#	Brookline Bancorp, Inc.	87,334	1,114,382
	Capital One Financial Corp.	360,803	27,810,695
	Capital Southwest Corp.	5,376	740,490
	Cash America International, Inc.	26,400	1,072,104
* #	Centennial Bank Holdings, Inc.	6,300	53,613
#	Center Bancorp, Inc.	8,900	140,175
	Central Pacific Financial Corp.	45,300	1,707,357
	CFS Bancorp, Inc.	14,248	209,018
	Chemical Financial Corp.	38,575	1,118,675
	Chubb Corp.	588,405	30,038,075
	Cincinnati Financial Corp.	218,150	9,428,443
	CIT Group, Inc.	283,700	16,020,539
	Citigroup, Inc.	44,969	2,266,438
	Citizens Banking Corp.	35,500	805,850
	Citizens First Bancorp, Inc.	11,100	278,943
	Citizens South Banking Corp.	1,842	24,480
* #	Citizens, Inc.	12,636	87,188
	City Holding Co.	6,500	255,710

10

	Clark, Inc.	4,200	$72,156
*	CNA Financial Corp.	241,900	9,932,414
*	CNA Surety Corp.	38,330	756,634
	Columbia Banking System, Inc.	6,623	223,328
#	Comerica, Inc.	70,300	4,245,417
	Commerce Bancshares, Inc.	1,875	92,719
	Commerce Group, Inc.	111,400	3,193,838
#	Community Bank System, Inc.	47,100	1,007,469
	Community Banks, Inc.	7,600	190,760
	Community West Bancshares	400	6,272
	Compass Bancshares, Inc.	2,700	186,327
* #	CompuCredit Corp.	36,305	1,127,270
* #	Conseco, Inc.	50,480	1,007,076
*	Consumer Portfolio Services, Inc.	1,462	10,015
#	Corus Bankshares, Inc.	26,800	497,408
	Countrywide Financial Corp.	747,698	28,621,879
*	Cowen Group, Inc.	4,600	91,264
*	Dearborn Bancorp, Inc.	5,880	113,778
	Delphi Financial Group, Inc. Class A	61,600	2,420,264
#	Delta Financial Corp.	20,900	197,714
	Dime Community Bancshares	22,112	277,948
	Direct General Corp.	5,400	112,212
	Donegal Group, Inc. Class A	31,969	548,588
#	Downey Financial Corp.	42,900	2,811,666
*	E*TRADE Financial Corp.	165,100	3,812,159
	EMC Insurance Group, Inc.	24,800	676,048
*	Epoch Holding Corp.	600	5,910
#	F.N.B. Corp.	5,700	97,812
	FBL Financial Group, Inc. Class A	41,500	1,615,595
#	Federal Agriculture Mortgage Corporation Class C	13,100	335,360
	Fidelity National Financial, Inc.	296,064	7,105,536
#	Financial Federal Corp.	2,050	55,534
*	Financial Industries Corp.	2,444	16,741
	Financial Institutions, Inc.	1,550	33,185
	First American Corp.	138,100	6,511,415
*	First Cash Financial Services, Inc.	5,200	116,896
	First Charter Corp.	7,900	190,469
	First Citizens BancShares, Inc.	3,900	817,128
#	First Commonwealth Financial Corp.	72,200	888,782
	First Community Bancorp	26,900	1,460,132
	First Community Bancshares, Inc.	2,977	112,858
	First Defiance Financial Corp.	200	5,766
#	First Financial Corp.	22,275	691,193
	First Indiana Corp.	10,936	240,701
	First Merchants Corp.	31,341	771,929
	First National Lincoln Corp.	100	1,657
	First Niagara Financial Group, Inc.	165,080	2,344,136
	First PacTrust Bancorp, Inc.	600	16,740
	First Place Financial Corp.	28,703	600,467
	First Republic Bank	10,200	546,720
	First State Bancorporation	4,000	89,280
	Firstbank Corp.	210	4,462
*	FirstCity Financial Corp.	9,500	105,165
* #	FirstFed Financial Corp.	15,300	875,160
#	Flagstar Bancorp, Inc.	61,500	851,160

11

	Flushing Financial Corp.	8,500	$138,125
*	FPIC Insurance Group, Inc.	10,600	469,156
* #	Franklin Bank Corp.	27,700	511,065
* #	Franklin Credit Management Corp.	900	4,266
#	Fremont General Corp.	60,200	529,760
	Gateway Financial Holdings, Inc.	8,552	124,603
#	GB&T Bancshares, Inc.	23,003	442,348
	German American Bancorp, Inc.	11,400	159,714
	Great American Financial Resources, Inc.	50,800	1,272,032
*	Great Lakes Bancorp, Inc.	7,390	97,991
	Greene County Bancshares, Inc.	100	3,406
	GS Financial Corp.	100	2,053
	Hancock Holding Co.	1,500	66,855
	Hanover Insurance Group, Inc.	78,100	3,668,357
	Harleysville Group, Inc.	47,300	1,537,723
	Hartford Financial Services Group, Inc.	454,073	42,937,143
	HCC Insurance Holdings, Inc.	17,700	554,895
#	Hercules Technology Growth Capital, Inc.	15,560	216,906
	HMN Financial, Inc.	3,596	123,810
	Horace Mann Educators Corp.	63,400	1,283,216
	Horizon Financial Corp.	2,250	49,342
#	Hudson City Bancorp, Inc.	685,228	9,182,055
	Huntington Bancshares, Inc.	1,700	39,355
	Independence Holding Co.	300	6,435
#	IndyMac Bancorp, Inc.	105,400	3,618,382
	Infinity Property & Casualty Corp.	32,000	1,477,760
	Integra Bank Corp.	20,600	495,430
	Irwin Financial Corp.	47,400	979,284
	ITLA Capital Corp.	2,000	103,240
	Janus Capital Group, Inc.	286,029	6,078,116
	Jefferies Group, Inc.	45,600	1,233,480
	JPMorgan Chase & Co.	3,057,248	151,028,051
*	Kennedy-Wilson, Inc.	900	23,625
	KeyCorp	214,200	8,083,908
*	KMG America Corp.	3,250	29,802
	KNBT Bancorp, Inc.	48,100	727,272
*	Knight Capital Group, Inc.	71,500	1,130,415
* #	LaBranche & Co., Inc.	2,500	21,675
	Lakeland Bancorp, Inc.	11,234	158,175
	LandAmerica Financial Group, Inc.	25,100	1,746,207
	Legacy Bancorp, Inc.	4,100	65,190
	Lehman Brothers Holdings, Inc.	181,842	13,329,019
	Leucadia National Corp.	285,600	8,085,336
	Lincoln National Corp.	399,707	27,240,032
#	LNB Bancorp, Inc.	6,201	90,845
	Loews Corp.	791,800	34,395,792
	MAF Bancorp, Inc.	46,900	2,075,325
	MainSource Financial Group, Inc.	17,310	290,808
*	Marlin Business Services, Inc.	5,100	116,943
#	Marshall & Ilsley Corp.	980	46,579
	MB Financial, Inc.	41,800	1,537,822
	MBIA, Inc.	197,850	13,151,089
	MCG Capital Corp.	82,000	1,553,900
*	Meadowbrook Insurance Group, Inc.	11,100	116,883
	Medallion Financial Corp.	20,360	229,457

12

	Mercantile Bankshares Corp.	3,471	$163,415
	Mercer Insurance Group, Inc.	8,300	159,692
	Merrill Lynch & Co., Inc.	358,300	29,982,544
	MetLife, Inc.	958,400	60,522,960
#	MGIC Investment Corp.	120,300	7,260,105
	MicroFinancial, Inc.	700	4,046
	Midland Co.	2,000	85,340
	National City Corp.	92,070	3,484,849
	National Penn Bancshares, Inc.	32,307	602,526
	National Western Life Insurance Co. Class A	700	159,558
	Nationwide Financial Services, Inc.	78,700	4,218,320
*	Navigators Group, Inc.	16,100	800,170
#	New York Community Bancorp, Inc.	325,333	5,446,074
	NewAlliance Bancshares, Inc.	167,400	2,644,920
*	Newtek Business Services, Inc.	1,500	3,705
*	NexCen Brands, Inc.	17,690	184,684
	Northwest Bancorp, Inc.	2,100	55,146
	NYMAGIC, Inc.	10,020	394,487
	Oak Hill Financial, Inc.	5,500	150,755
	OceanFirst Financial Corp.	2,300	47,840
*	Ocwen Financial Corp.	40,100	466,363
#	Odyssey Re Holdings Corp.	110,300	4,297,288
	Ohio Casualty Corp.	97,900	2,919,378
	Old Republic International Corp.	331,112	7,390,420
#	Omega Financial Corp.	21,511	625,755
*	Pacific Mercantile Bancorp	1,000	14,480
*	Pacific Premier Bancorp, Inc.	300	3,435
	Pamrapo Bancorp, Inc.	100	2,363
	Partners Trust Financial Group, Inc.	77,727	881,424
*	Pelican Financial, Inc. Escrow Shares	300	0
*	Penn Treaty American Corp.	6,000	46,680
	Peoples Bancorp, Inc. OH	13,862	384,670
	PFF Bancorp, Inc.	31,500	996,030
* #	Pico Holdings, Inc.	18,700	787,270
*	Piper Jaffray Companies, Inc.	3,100	201,841
*	PMA Capital Corp. Class A	38,757	363,928
	PMI Group, Inc.	130,400	6,111,848
	Premier Financial Bancorp, Inc.	400	6,480
	Presidential Life Corp.	23,958	489,222
	Principal Financial Group, Inc.	356,700	21,719,463
*	ProAssurance Corp.	29,375	1,512,813
	ProCentury Corp.	16,400	330,460
	Protective Life Corp.	90,800	4,032,428
	Provident Financial Holdings, Inc.	9,189	249,389
	Provident Financial Services, Inc.	105,828	1,858,340
	Provident New York Bancorp	68,600	929,530
	Prudential Financial, Inc.	578,000	52,563,320
*	PSB Bancorp, Inc.	700	11,375
	Radian Group, Inc.	124,904	7,175,735
	Rainier Pacific Financial Group, Inc.	8,500	182,835
*	Realogy Corp.	139,721	4,132,947
	Regions Financial Corp.	107,611	3,854,626
	Reinsurance Group of America, Inc.	97,700	5,576,716
	Renasant Corp.	21,450	521,235
*	Republic First Bancorp, Inc.	677	8,530

13

	Resource America, Inc.	17,900	$463,789
*	Rewards Network, Inc.	6,600	35,376
	Riverview Bancorp, Inc.	2,000	33,700
	RLI Corp.	34,200	1,917,252
	Rome Bancorp, Inc.	11,180	140,309
*	RTW, Inc.	2,300	21,206
	SAFECO Corp.	162,566	10,846,404
	Sanders Morris Harris Group, Inc.	7,800	82,524
*	SCPIE Holdings, Inc.	700	16,261
*	Seabright Insurance Holdings	2,800	52,612
	Security Bank Corp.	23,611	484,734
	Selective Insurance Group, Inc.	82,800	2,023,632
	Simmons First National Corp. Class A	22,502	625,556
	Sky Financial Group, Inc.	106,756	3,000,911
	South Financial Group, Inc.	94,679	2,535,504
	Southern Community Financial Corp.	20,085	208,081
	Sovereign Bancorp, Inc.	677,283	17,114,941
	StanCorp Financial Group, Inc.	70,100	3,378,820
	State Auto Financial Corp.	58,200	1,886,262
	Sterling Financial Corp.	19,188	631,093
	Stewart Information Services Corp.	27,600	1,120,560
*	Stratus Properties, Inc.	500	16,250
*	Sun American Bancorp	1,400	7,266
* #	Sun Bancorp, Inc.	24,910	470,052
	SunTrust Banks, Inc.	510,700	43,057,117
*	Superior Bancorp	3,700	40,700
#	Susquehanna Bancshares, Inc.	78,102	1,894,755
*	SVB Financial Group	780	37,674
	SWS Group, Inc.	16,200	427,032
	Synergy Financial Group, Inc.	10,364	166,964
	TD Banknorth, Inc.	204,570	6,568,743
	The Phoenix Companies, Inc.	88,600	1,265,208
	The Travelers Companies, Inc.	967,500	49,110,300
	TierOne Corp.	24,600	683,634
	Timberland Bancorp, Inc.	1,300	47,177
	Torchmark Corp.	115,900	7,408,328
	Transatlantic Holdings, Inc.	82,503	5,453,448
* #	Triad Guaranty, Inc.	14,400	654,624
*	U.S.I. Holdings Corp.	6,600	110,088
	UMB Financial Corp.	51,640	1,948,377
#	Umpqua Holdings Corp.	84,900	2,293,149
*	Unico American Corp.	1,900	24,187
	UnionBanCal Corp.	500	30,585
	United Community Financial Corp.	53,200	574,028
#	United Fire & Casualty Co.	38,323	1,327,892
	Unitrin, Inc.	109,700	5,019,872
	Unity Bancorp, Inc.	1,701	20,990
*	Universal American Financial Corp.	46,291	888,324
	UnumProvident Corp.	488,900	10,467,349
#	Wachovia Corp.	336,354	18,623,921
	Washington Federal, Inc.	131,845	3,135,274
#	Washington Mutual, Inc.	1,062,878	45,788,784
	Washington Savings Bank, FSB	100	875
	Webster Financial Corp.	83,300	4,114,187
	Wesbanco, Inc.	34,658	1,071,625

14

	Wesco Financial Corp.	3,944	$1,871,231
	Whitney Holding Corp.	8,775	278,343
	Willow Financial Bancorp, Inc.	20,695	261,585
	Wilshire Enterprises, Inc.	600	2,940
	Wintrust Financial Corp.	500	22,920
*	World Acceptance Corp.	1,030	42,230
	Yardville National Bancorp	2,500	91,775
Total Financials			1,164,318,519

Health Care — (3.0%)
*	Accelrys, Inc.	15,400	97,944
	Aetna, Inc.	367,600	16,273,652
*	Air Methods Corp.	3,200	79,968
*	Albany Molecular Research, Inc.	34,810	329,303
*	Allied Healthcare International, Inc.	6,434	19,366
#	Alpharma, Inc. Class A	48,400	1,275,824
*	American Dental Partners, Inc.	2,650	53,663
	AmerisourceBergen Corp.	271,644	14,307,489
*	AMICAS, Inc.	17,150	49,049
*	AMN Healthcare Services, Inc.	2,200	61,160
	Analogic Corp.	19,833	1,109,656
*	AngioDynamics, Inc.	4,150	99,600
*	Applera Corp. - Celera Genomics Group	75,100	1,044,641
* #	Arena Pharmaceuticals, Inc.	2,400	30,360
*	Arqule, Inc.	5,800	38,396
	Atrion Corp.	100	9,500
* #	ATS Medical, Inc.	17,700	40,710
*	Avigen, Inc.	8,200	56,990
*	Bio-Rad Laboratories, Inc. Class A	3,500	248,220
*	BioScrip, Inc.	6,600	20,856
*	Bioveris Corp.	600	7,074
* #	Bradley Pharmaceuticals, Inc.	16,600	321,708
*	Bruker BioSciences Corp.	12,700	114,427
*	Caliper Life Sciences, Inc.	14,800	86,284
	Cambrex Corp.	15,000	345,900
*	Candela Corp.	5,100	58,089
*	Cantel Medical Corp.	13,700	210,843
*	Capital Senior Living Corp.	8,300	89,474
*	Cardiac Science Corp.	4,300	36,679
* #	Charles River Laboratories International, Inc.	1,200	55,020
	Chemed Corp.	1,900	87,951
	Cigna Corp.	68,900	9,818,250
*	Community Health Systems, Inc.	700	26,075
* #	Conmed Corp.	32,750	896,040
#	Cooper Companies, Inc.	61,837	2,837,700
*	Cross Country Healthcare, Inc.	36,400	693,420
*	CryoLife, Inc.	1,100	8,657
	Datascope Corp.	15,947	570,903
* #	Dendreon Corp.	14,800	68,672
*	Dyax Corp.	12,578	48,300
* #	Emdeon Corp.	154,720	2,311,517
*	Emisphere Technologies, Inc.	1,000	5,020
* #	Enzon Pharmaceuticals, Inc.	800	6,624
* #	Epicept Corp.	310	502
* #	Five Star Quality Care, Inc.	300	3,429

15

*	Gene Logic, Inc.	7,161	$12,890
*	Genesis HealthCare Corp.	19,200	1,210,560
* #	Genitope Corp.	1,700	5,933
*	Gentiva Health Services, Inc.	29,100	574,434
* #	Greatbatch, Inc.	25,300	656,788
*	Hanger Orthopedic Group, Inc.	9,000	105,030
*	Harvard Bioscience, Inc.	14,900	75,543
*	Health Net, Inc.	1,000	53,470
*	HealthTronics, Inc.	20,819	128,453
*	HMS Holdings Corp.	3,200	63,360
*	Hooper Holmes, Inc.	63,800	245,630
*	Horizon Health Corp.	96	1,876
*	Humana, Inc.	89,300	5,343,712
* #	Illumina, Inc.	24,400	819,596
*	ImmunoGen, Inc.	1,300	6,253
*	IMPATH Bankruptcy Liquidating Trust	600	690
*	IMPATH, Inc.	600	0
*	Infinity Pharmaceuticals, Inc.	4,925	64,715
*	Inspire Pharmaceuticals, Inc.	5,100	35,190
*	IntegraMed America, Inc.	6,200	94,550
#	Invacare Corp.	8,400	156,072
*	Invitrogen Corp.	31,000	1,960,750
*	Iridex Corp.	1,200	12,072
*	Kendle International, Inc.	1,663	57,623
* #	Kindred Healthcare, Inc.	33,800	1,112,696
* #	La Jolla Pharmaceutical Co.	2,400	7,392
*	Langer, Inc.	5,210	26,571
*	LifePoint Hospitals, Inc.	2,871	105,079
* #	Martek Biosciences Corp.	3,000	67,860
* #	Matria Healthcare, Inc.	1,300	32,981
*	Maxygen, Inc.	31,700	349,651
	McKesson Corp.	218,800	12,200,288
*	MedCath Corp.	18,800	545,576
*	Medco Health Solutions, Inc.	81,500	5,510,215
*	Medical Staffing Network Holdings, Inc.	15,400	98,098
*	MEDTOX Scientific, Inc.	6,750	89,168
*	Microtek Medical Holdings, Inc.	39,800	188,254
*	Millennium Pharmaceuticals, Inc.	309,835	3,346,218
*	Molecular Devices Corp.	6,100	215,269
*	Nabi Biopharmaceuticals	12,200	64,660
* #	Neose Technologies, Inc.	60	128
*	Neurocrine Biosciences, Inc.	2,900	36,569
*	Neurogen Corp.	5,300	33,231
*	North American Scientific, Inc.	2,395	2,515
#	Omnicare, Inc.	64,800	2,691,792
	Option Care, Inc.	2,900	38,512
* #	Orchid Cellmark, Inc.	3,350	13,735
*	Osteotech, Inc.	13,270	101,250
*	Parexel International Corp.	7,800	265,278
*	PDI, Inc.	14,000	141,400
*	Pediatric Services of America, Inc.	5,000	65,000
*	Pediatrix Medical Group, Inc.	3,700	200,170
	PerkinElmer, Inc.	180,500	4,277,850
#	Perrigo Co.	1,900	31,730
* #	Pharmacyclics, Inc.	500	1,540

16

*	Pharmanet Development Group, Inc.	20,300	$412,496
*	Prospect Medical Holdings, Inc.	2,000	10,380
* #	PSS World Medical, Inc.	42,100	873,154
*	Quidel Corp.	500	5,385
*	Regeneration Technologies, Inc.	900	6,363
*	RehabCare Group, Inc.	3,000	45,600
*	Res-Care, Inc.	5,600	99,792
*	Respironics, Inc.	1,072	43,920
*	Rotech Healthcare, Inc.	100	283
* #	Savient Pharmaceuticals, Inc.	32,589	441,255
* #	Schein (Henry), Inc.	8,313	433,689
* #	Sciele Pharma, Inc.	3,665	84,295
* #	Spectrum Pharmaceuticals, Inc.	2,400	14,328
*	SRI/Surgical Express, Inc.	700	3,549
*	Sunrise Senior Living, Inc.	19,500	764,205
*	Symbion, Inc.	13,100	273,528
*	Synovis Life Technologies, Inc.	7,880	98,185
*	Theragenics Corp.	26,800	128,908
*	Thermo Fisher Scientific, Inc.	231,145	10,463,934
*	Third Wave Technologies, Inc.	8,100	42,606
* #	Thoratec Corp.	5,930	116,525
*	Triad Hospitals, Inc.	80,462	3,946,661
	UnitedHealth Group, Inc.	31,250	1,631,250
*	Urologix, Inc.	11,772	37,788
*	Viasys Healthcare, Inc.	13,317	411,895
*	Watson Pharmaceuticals, Inc.	94,400	2,488,384
*	WellPoint, Inc.	97,678	7,754,656
*	Zoll Medical Corp.	7,600	211,356
Total Health Care			128,345,141

Industrials — (9.0%)
* #	AAR Corp.	12,400	360,964
*	ABX Air, Inc.	4,981	37,108
*	Accuride Corp.	1,600	21,440
	Aceto Corp.	31,800	265,530
* #	Active Power, Inc.	10,134	21,079
	Adesa, Inc.	100,300	2,758,250
* #	AGCO Corp.	91,300	3,309,625
	Alamo Group, Inc.	12,535	301,843
* #	Alaska Air Group, Inc.	38,800	1,590,800
#	Albany International Corp. Class A	17,000	581,400
#	Alexander & Baldwin, Inc.	55,400	2,737,868
* #	Allied Defense Group, Inc.	1,700	20,502
*	Allied Waste Industries, Inc.	327,200	4,194,704
* #	American Superconductor Corp.	3,800	51,072
	Ameron International Corp.	7,300	539,324
	Ampco-Pittsburgh Corp.	2,100	53,235
* #	AMR Corp.	2,200	74,998
#	Amrep Corp.	500	45,195
	Angelica Corp.	1,300	35,737
	Apogee Enterprises, Inc.	8,500	178,330
#	Applied Industrial Technologies, Inc.	53,325	1,279,267
	Applied Signal Technologies, Inc.	2,300	37,076
#	Arkansas Best Corp.	24,100	951,227
* #	Armor Holdings, Inc.	8,200	522,258

17

*	Arotech Corp.	900	$2,979
*	Astec Industries, Inc.	3,454	132,841
	Avis Budget Group, Inc.	56,518	1,502,814
*	Axsys Technologies, Inc.	10,900	185,082
*	AZZ, Inc.	3,400	137,700
	Barnes Group, Inc.	15,000	334,950
#	Belden CDT, Inc.	64,950	3,011,732
	Bowne & Co., Inc.	19,714	306,158
#	Briggs & Stratton Corp.	16,800	491,232
	Burlington Northern Santa Fe Corp.	469,200	37,155,948
#	C&D Technologies, Inc.	4,600	25,622
	Cascade Corp.	3,500	198,345
*	Casella Waste Systems, Inc. Class A	1,600	18,896
*	CBIZ, Inc.	42,800	291,896
	CDI Corp.	14,700	391,902
*	Celadon Group, Inc.	4,500	80,595
	Central Parking Corp.	33,500	743,365
	Champion Industries, Inc.	2,336	18,922
	CIRCOR International, Inc.	16,950	584,097
	Comfort Systems USA, Inc.	15,500	210,955
*	Commercial Vehicle Group, Inc.	19,900	385,861
*	Compudyne Corp.	6,283	44,295
*	Consolidated Graphics, Inc.	5,500	391,930
* #	Continental Airlines, Inc.	12,500	495,000
*	Cornell Companies, Inc.	3,700	75,924
*	Corrections Corporation of America	18,000	942,480
*	Covenant Transport, Inc. Class A	4,850	56,115
	CSX Corp.	672,000	25,314,240
	Cubic Corp.	36,400	768,040
	Curtiss-Wright Corp.	2,144	74,997
#	Deere & Co.	2,300	249,366
* #	Distributed Energy Systems Corp.	1,900	5,757
*	Dollar Thrifty Automotive Group, Inc.	22,900	1,189,197
#	Donnelley (R.R.) & Sons Co.	133,300	4,822,794
	DRS Technologies, Inc.	60,300	3,195,297
*	Ducommun, Inc.	10,198	260,865
	Eaton Corp.	2,600	210,626
*	EGL, Inc.	5,400	190,134
*	Electro Rent Corp.	23,437	356,477
* #	EMCOR Group, Inc.	11,600	696,696
#	Encore Wire Corp.	7,550	195,998
*	EnerSys	38,600	661,990
	Ennis, Inc.	40,100	1,034,580
*	EnPro Industries, Inc.	24,200	919,358
*	ESCO Technologies, Inc.	800	34,872
* #	Esterline Technologies Corp.	22,500	920,700
*	Exponent, Inc.	1,600	29,456
*	ExpressJet Holdings, Inc.	60,900	440,307
	Federal Signal Corp.	45,400	683,270
	FedEx Corp.	4,782	546,009
*	First Consulting Group, Inc.	1,900	22,952
#	Florida East Coast Industries, Inc.	9,300	565,905
*	Flowserve Corp.	30,400	1,578,368
*	Foster (L.B.) Co. Class A	700	13,825
* #	Frontier Airlines Holdings, Inc.	15,400	103,334

18

	Frozen Food Express Industries, Inc.	6,500	$54,470
* #	FuelCell Energy, Inc.	14,672	101,237
	G & K Services, Inc. Class A	26,543	997,751
*	Gardner Denver Machinery, Inc.	3,910	132,432
#	GATX Corp.	78,797	3,637,270
* #	Gehl Co.	13,350	338,556
*	Gencorp, Inc.	700	9,723
* #	Genesee & Wyoming, Inc.	7,050	183,018
*	Genlyte Group, Inc.	10,900	756,351
*	GP Strategies Corp.	15,500	138,880
	Granite Construction, Inc.	15,300	893,214
*	Griffon Corp.	24,670	579,498
	Hardinge, Inc.	10,859	243,242
	Healthcare Services Group, Inc.	900	25,236
#	Heico Corp.	9,400	345,450
	Heico Corp. Class A	4,770	152,497
*	Heidrick & Struggles International, Inc.	6,200	284,146
* #	Henry Bros. Electronics, Inc.	200	1,010
*	Herley Industries, Inc.	5,800	89,146
*	Hub Group, Inc. Class A	2,000	63,340
*	Hudson Highland Group, Inc.	3,780	61,538
#	Hunt (J.B.) Transport Services, Inc.	100,000	2,656,000
*	Huttig Building Products, Inc.	4,100	25,133
	IDEX Corp.	12,750	663,128
	IKON Office Solutions, Inc.	208,000	2,907,840
*	Industrial Distribution Group, Inc.	1,300	16,796
*	Infrasource Services, Inc.	3,000	73,560
* #	Innovative Solutions & Support, Inc.	1,200	25,068
* #	Insituform Technologies, Inc. Class A	9,500	240,730
* #	Integrated Alarm Services Group, Inc.	13,200	51,084
	Interpool, Inc.	20,000	488,000
*	Intersections, Inc.	5,909	68,013
* #	JetBlue Airways Corp.	109,500	1,347,945
*	Kadant, Inc.	5,957	139,632
	Kaman Corp. Class A	38,097	868,993
* #	Kansas City Southern	69,600	2,229,984
	Kelly Services, Inc. Class A	50,004	1,538,623
	Kennametal, Inc.	63,100	3,861,720
*	Key Technology, Inc.	5,100	85,272
*	Kforce, Inc.	900	12,240
*	Kirby Corp.	16,600	606,564
* #	Korn/Ferry International	12,400	286,192
*	K-Tron International, Inc.	200	14,458
*	LaBarge, Inc.	657	8,607
*	Labor Ready, Inc.	3,600	66,132
*	Ladish Co., Inc.	3,000	125,400
	Laidlaw International, Inc.	131,475	4,493,816
*	Layne Christensen Co.	800	25,632
	Lennox International, Inc.	44,800	1,537,536
#	Lockheed Martin Corp.	133,500	12,986,880
	LSI Industries, Inc.	7,550	124,651
*	Lydall, Inc.	4,800	68,688
*	M&F Worldwide Corp.	21,400	829,250
*	Mac-Gray Corp.	7,000	96,460
*	Magnetek, Inc.	15,000	78,600

19

*	MAIR Holdings, Inc.	1,620	$11,016
	Manpower, Inc.	36,700	2,726,810
*	Marten Transport, Ltd.	12,900	215,301
	McGrath Rentcorp.	5,108	152,065
* #	Medialink Worldwide, Inc.	4,500	26,370
*	Merrimac Industries, Inc.	1,100	9,922
*	Mesa Air Group, Inc.	25,000	190,250
*	MFRI, Inc.	1,400	26,110
*	Miller Industries, Inc.	2,800	63,420
#	Mine Safety Appliances Co.	2,500	101,625
*	Misonix, Inc.	5,200	28,340
*	Mobile Mini, Inc.	11,800	317,774
*	Moog, Inc. Class A	6,862	261,511
	Mueller Industries, Inc.	24,100	718,180
*	Mueller Water Products, Inc. Class B	49,804	739,091
	NACCO Industries, Inc. Class A	9,700	1,245,771
*	Nashua Corp.	400	3,576
*	National Patent Development Corp.	7,600	18,810
*	National Technical Systems, Inc.	7,800	45,786
* #	NCI Building Systems, Inc.	12,600	703,584
	Norfolk Southern Corp.	571,500	27,089,100
	Northrop Grumman Corp.	487,410	35,020,409
* #	Old Dominion Freight Line, Inc.	675	20,999
*	Orbital Sciences Corp.	25,813	510,839
*	P.A.M. Transportation Services, Inc.	500	11,450
#	Paccar, Inc.	5,737	398,664
	Parker Hannifin Corp.	2,600	214,214
*	Park-Ohio Holdings Corp.	1,500	27,360
*	Patrick Industries, Inc.	200	2,297
*	Patriot Transportation Holding, Inc.	206	17,562
*	PHH Corp.	51,338	1,452,352
*	Powell Industries, Inc.	1,700	51,272
*	Power-One, Inc.	9,900	60,984
#	Precision Castparts Corp.	96,110	8,743,127
#	Preformed Line Products Co.	850	28,416
	Providence & Worcester Railroad Co.	1,000	17,350
#	PW Eagle, Inc.	500	16,610
* #	Quanta Services, Inc.	43,000	997,170
	Raytheon Co.	420,600	22,523,130
*	RCM Technologies, Inc.	5,300	35,987
	Regal-Beloit Corp.	42,000	1,900,080
*	Republic Airways Holdings, Inc.	48,800	967,216
	Robbins & Myers, Inc.	13,600	532,712
*	Rush Enterprises, Inc. Class A	19,400	360,258
	Ryder System, Inc.	99,100	5,097,704
*	Saia, Inc.	10,800	294,192
	Schawk, Inc.	14,800	259,740
* #	School Specialty, Inc.	19,000	708,890
*	Sequa Corp. Class A	3,100	380,060
*	Sequa Corp. Class B	700	85,897
	Servidyne, Inc.	2,187	10,366
* #	Shaw Group, Inc.	25,300	778,734
	Skywest, Inc.	95,630	2,443,347
#	Smith (A.O.) Corp.	24,700	955,149
	Southwest Airlines Co.	1,000,300	15,134,539

20

*	Spherion Corp.	22,800	$202,236
	SPX Corp.	89,900	6,284,010
	Standard Register Co.	14,600	191,406
	Standex International Corp.	16,800	473,088
	Steelcase, Inc. Class A	40,700	790,394
*	Strategic Distribution, Inc.	200	2,003
	Supreme Industries, Inc.	1,610	10,272
* #	Swift Transportation Co., Inc.	73,920	2,275,997
	Synagro Techonologies, Inc.	92,200	526,462
	Sypris Solutions, Inc.	9,525	58,007
	TAL International Group, Inc.	1,100	26,367
	TB Wood’s Corp.	5,400	132,840
	Technology Research Corp.	6,000	30,000
*	Tecumseh Products Co. Class A	12,300	209,346
#	Teleflex, Inc.	23,500	1,572,620
*	TeleTech Holdings, Inc.	4,378	137,819
*	Terex Corp.	23,600	1,553,824
	Textron, Inc.	65,100	6,008,079
	The Brink’s Co.	19,900	1,178,677
*	The Geo Group, Inc.	2,400	112,296
* #	The Lamson & Sessions Co.	12,300	370,599
*	Thomas & Betts Corp.	63,600	3,232,152
	Timken Co.	133,700	3,821,146
	Todd Shipyards Corp.	1,100	22,033
* #	TRC Companies, Inc.	11,100	112,332
	Tredegar Industries, Inc.	50,900	1,135,579
#	Trinity Industries, Inc.	79,350	3,320,798
	Triumph Group, Inc.	5,400	289,494
*	TRM Corp.	2,550	7,472
*	U.S. Xpress Enterprises, Inc. Class A	800	15,432
	Union Pacific Corp.	409,400	40,379,122
* #	United Rentals, Inc.	58,300	1,666,214
*	United Stationers, Inc.	9,700	533,500
	Universal Forest Products, Inc.	16,700	865,561
*	URS Corp.	48,900	2,032,773
*	US Airways Group, Inc.	1	52
*	USA Truck, Inc.	1,600	25,968
	Valmont Industries, Inc.	6,900	391,368
	Viad Corp.	22,000	820,160
	Vicor Corp.	12,800	119,552
* #	Volt Information Sciences, Inc.	20,100	687,219
	Wabash National Corp.	20,300	327,033
	Walter Industries, Inc.	45,340	1,130,326
*	Washington Group International, Inc.	1,600	93,792
* #	Waste Connections, Inc.	12,950	572,649
	Waste Industries USA, Inc.	16,100	408,457
	Watsco, Inc. Class A	22,700	1,143,399
#	Watts Water Technologies, Inc.	15,600	587,496
	Werner Enterprises, Inc.	110,798	2,136,185
*	Westaff, Inc.	6,900	37,812
*	Willis Lease Finance Corp.	1,200	12,600
* #	Wolverine Tube, Inc.	2,400	5,472
	Woodward Governor Co.	14,400	599,904
* #	YRC Worldwide, Inc.	35,691	1,551,845
Total Industrials			385,993,237

21

Information Technology — (6.0%)
*	3Com Corp.	296,065	$1,145,772
*	Actel Corp.	30,000	502,200
*	ActivIdentity Corp.	46,723	243,427
* #	Activision, Inc.	2,810	46,983
*	Adaptec, Inc.	105,008	383,279
* #	ADC Telecommunications, Inc.	1,839	30,196
* #	Adobe Systems, Inc.	14,352	563,316
* #	Advanced Micro Devices, Inc.	17,000	256,020
*	Aeroflex, Inc.	24,500	280,035
*	Aetrium, Inc.	1,200	4,572
*	Agile Software Corp.	58,400	374,344
	Agilysys, Inc.	29,100	611,100
*	Alliance Semiconductor Corp.	3,961	17,349
	American Software, Inc. Class A	8,900	65,415
* #	Anadigics, Inc.	2,000	24,420
*	Analex Corp.	300	1,095
*	Anaren, Inc.	10,700	178,369
*	Andrew Corp.	145,494	1,545,146
* #	Anixter International, Inc.	12,544	777,728
*	Applied Innovation, Inc.	1,339	4,472
*	Applied Micro Circuits Corp.	255,969	990,600
* #	Ariba, Inc.	23,700	220,647
*	Arris Group, Inc.	59,400	780,516
*	Arrow Electronics, Inc.	94,700	3,628,904
	Astro-Med, Inc.	250	2,708
* #	Atmel Corp.	48,508	268,734
*	Authentidate Holding Corp.	9,600	15,360
*	Autobytel, Inc.	21,400	83,460
*	Avici Systems, Inc.	8,700	76,299
* #	Avid Technology, Inc.	1,417	47,328
*	Avnet, Inc.	113,700	4,158,009
*	Avocent Corp.	15,400	490,182
	AVX Corp.	240,700	3,677,896
*	Aware, Inc.	19,335	106,149
*	Axcelis Technologies, Inc.	103,900	756,392
*	AXT, Inc.	20,100	98,691
* #	BearingPoint, Inc.	136,700	1,093,600
	Bel Fuse, Inc. Class B	12,200	387,838
*	Bell Industries, Inc.	2,700	12,690
*	Bell Microproducts, Inc.	14,400	98,640
* #	Benchmark Electronics, Inc.	53,846	1,156,612
*	BISYS Group, Inc.	28,400	373,176
#	Black Box Corp.	25,500	965,940
	Bogen Communications International, Inc.	700	4,830
* #	Bookham, Inc.	45,000	117,900
* #	Borland Software Corp.	77,400	401,706
*	Bottomline Technologies, Inc.	1,000	12,240
*	Brocade Communications Systems, Inc.	65,925	593,984
*	Brooks Automation, Inc.	71,000	1,102,630
#	CA, Inc.	58,012	1,511,213
*	CalAmp Corp.	22,300	198,247
*	California Micro Devices Corp.	5,400	27,648
*	CallWave, Inc.	3,400	9,894

22

*	Captaris, Inc.	10,700	$66,447
*	Carreker Corp.	2,200	17,556
*	Carrier Access Corp.	30,000	148,500
*	Catalyst Semiconductor, Inc.	6,445	21,526
*	Catapult Communications Corp.	2,250	22,838
*	C-COR, Inc.	15,400	210,210
*	Centillium Communications, Inc.	6,200	12,028
*	CEVA, Inc.	19,458	140,681
* #	CheckFree Corp.	13,000	492,960
*	Checkpoint Systems, Inc.	23,200	453,792
*	Ciber, Inc.	31,700	222,851
* #	Ciena Corp.	17,316	544,935
*	Ciprico, Inc.	500	3,695
*	Clarus Corp.	8,800	69,080
* #	Coherent, Inc.	30,700	922,842
	Cohu, Inc.	29,581	551,390
*	Comarco, Inc.	8,700	69,687
*	CommScope, Inc.	16,900	650,143
*	Computer Horizons Corp.	18,400	85,928
*	Computer Sciences Corp.	133,000	7,039,690
*	Computer Task Group, Inc.	3,800	17,784
*	Compuware Corp.	236,500	2,163,975
* #	Comtech Telecommunications Corp.	1,100	37,785
*	Comverse Technology, Inc.	29,152	640,761
*	Conexant Systems, Inc.	36,710	73,053
*	Convergys Corp.	62,800	1,615,216
*	Corning, Inc.	452,900	9,343,327
*	Cosine Communications, Inc.	800	2,800
*	Covansys Corp.	5,579	137,578
*	Credence Systems Corp.	900	4,086
* #	Cree, Inc.	2,000	35,200
	CTS Corp.	34,200	463,410
*	Cyberoptics Corp.	4,300	58,910
*	Cypress Semiconductor Corp.	40,700	773,300
	Dataram Corp.	4,400	19,800
* #	Digi International, Inc.	16,900	225,953
*	Digimarc Corp.	16,300	177,018
* #	Digital Angel Corp.	5,200	12,948
*	Diodes, Inc.	1,575	59,126
*	Ditech Networks, Inc.	27,400	212,350
*	Dot Hill Systems Corp.	33,370	115,794
* #	Dycom Industries, Inc.	16,799	419,975
* #	Echelon Corp.	9,400	89,206
*	Edgewater Technology, Inc.	200	1,556
*	EFJ, Inc.	6,900	43,608
*	eFunds Corp.	15,900	399,249
*	Electro Scientific Industries, Inc.	30,200	649,904
	Electronic Data Systems Corp.	516,200	14,463,924
*	Electronics for Imaging, Inc.	15,000	342,300
*	EMC Corp.	26,550	370,373
*	EMS Technologies, Inc.	14,600	292,438
*	Emulex Corp.	1,400	25,060
* #	Endwave Corp.	8,400	105,588
*	Entegris, Inc.	113,300	1,262,162
*	Entrust, Inc.	27,400	118,642

23

*	EPIQ Systems, Inc.	11,300	$200,349
*	ePlus, Inc.	8,465	90,914
*	eSpeed, Inc.	14,500	123,395
* #	ESS Technology, Inc.	5,500	6,930
*	Exar Corp.	7,100	95,495
*	Extreme Networks, Inc.	23,332	102,894
	Fair Isaac Corp.	12,922	504,346
*	Fairchild Semiconductor Corp. Class A	50,966	953,574
*	Faro Technologies, Inc.	1,300	35,087
	Fidelity National Information Services, Inc.	139,852	6,426,199
*	Forrester Research, Inc.	700	18,781
	Frequency Electronics, Inc.	10,400	117,000
*	FSI International, Inc.	12,400	63,488
*	Genesis Microchip, Inc.	12,200	96,990
*	Gerber Scientific, Inc.	3,700	38,998
*	Glenayre Technologies, Inc.	13,400	35,108
*	Globecomm Systems, Inc.	10,200	113,526
*	Globix Corp.	8,200	38,540
*	Greenfield Online, Inc.	9,100	135,681
*	GSE Systems, Inc.	1,415	10,160
*	GTSI Corp.	7,118	72,532
#	Harris Corp.	33,700	1,653,996
*	Hauppauge Digital, Inc.	1,200	8,412
*	Hewitt Associates, Inc. Class A	1,100	33,022
	Hewlett-Packard Co.	2,195,200	86,446,976
*	hi/fn, Inc.	10,571	57,823
*	Hutchinson Technology, Inc.	30,200	683,124
*	Hypercom Corp.	22,000	124,740
*	iGATE Capital Corp.	19,300	130,661
	Imation Corp.	48,000	1,997,280
*	InFocus Corp.	12,300	33,579
*	Inforte Corp.	500	1,760
*	InfoSpace, Inc.	27,300	622,440
*	Ingram Micro, Inc.	162,300	3,153,489
*	Innovex, Inc.	9,800	18,620
*	Insight Enterprises, Inc.	43,700	844,284
*	Integrated Device Technology, Inc.	132,200	2,144,284
*	Integrated Silicon Solution, Inc.	33,750	203,513
*	Interlink Electronics, Inc.	1,700	4,633
* #	Intermec, Inc.	28,900	647,360
*	International Rectifier Corp.	69,900	3,000,108
*	Internet Capital Group, Inc.	45,200	517,088
*	Interphase Corp.	2,500	28,200
	Intersil Corp.	211,865	5,603,829
*	Interwoven, Inc.	47,100	716,862
*	Intest Corp.	3,345	13,848
*	IntriCon Corp.	500	2,900
*	Iomega Corp.	7,200	24,336
* #	iPass, Inc.	7,900	40,290
* #	Iron Mountain, Inc.	675	18,799
*	IXYS Corp.	9,090	94,082
*	Jaco Electronics, Inc.	1,300	4,914
*	JDA Software Group, Inc.	10,300	153,058
*	Keane, Inc.	49,000	672,280
* #	Kemet Corp.	18,400	143,520

24

*	Key Tronic Corp.	9,400	$38,352
*	Keynote Systems, Inc.	10,900	142,899
* #	Komag, Inc.	400	13,596
* #	L-1 Identity Solutions, Inc.	12,303	195,495
*	Lattice Semiconductor Corp.	133,600	822,976
* #	Lawson Software, Inc.	61,900	490,248
*	LeCroy Corp.	13,100	119,079
*	Lightbridge, Inc.	7,900	127,506
*	Logility, Inc.	1,000	7,200
*	LookSmart, Ltd.	6,100	26,413
* #	LSI Logic Corp.	121,700	1,234,038
*	LTX Corp.	14,651	91,129
*	Management Network Group, Inc.	3,200	6,112
*	Mapinfo Corp.	13,200	184,800
*	Mastec, Inc.	3,000	34,380
	Maximus, Inc.	26,600	801,724
*	MedQuist, Inc.	4,500	49,500
*	Mercury Computer Systems, Inc.	400	5,088
*	Merix Corp.	18,500	165,945
	Methode Electronics, Inc.	57,888	625,769
*	Micron Technology, Inc.	419,800	4,978,828
*	Microtune, Inc.	5,400	23,922
*	MIVA, Inc.	100	418
*	MKS Instruments, Inc.	49,600	1,196,352
*	Mobius Management Systems, Inc.	1,300	9,282
*	Moldflow Corp.	5,100	72,420
*	Motive, Inc.	5,000	16,500
*	MPS Group, Inc.	91,600	1,311,712
* #	MRV Communications, Inc.	57,400	216,398
*	MSC.Software Corp.	7,000	94,150
*	Nanometrics, Inc.	2,600	19,864
* #	Napco Security Systems, Inc.	180	936
*	Napster, Inc.	300	1,167
	National Semiconductor Corp.	6,000	153,720
*	NCR Corp.	1,000	46,200
*	NeoMagic Corp.	900	3,321
*	Neoware Systems, Inc.	3,700	43,586
*	NetRatings, Inc.	26,500	549,345
*	NetScout Systems, Inc.	25,200	217,476
*	Network Equipment Technologies, Inc.	14,285	112,994
*	Newport Corp.	21,116	377,132
*	Novell, Inc.	150,500	996,310
* #	Novellus Systems, Inc.	54,600	1,758,120
*	Nu Horizons Electronics Corp.	12,600	124,488
* #	Nuance Communications, Inc.	24,400	343,796
* #	NYFIX, Inc.	9,700	60,625
* #	Openwave Systems, Inc.	44,600	363,936
*	Oplink Communications, Inc.	4,800	79,152
*	OPNET Technologies, Inc.	23,600	334,176
*	Optical Cable Corp.	900	4,734
*	Optical Communication Products, Inc.	8,300	11,703
*	OSI Systems, Inc.	17,900	447,500
*	Overland Storage, Inc.	5,500	22,550
*	OYO Geospace Corp.	200	13,594
* #	Palm, Inc.	20,600	340,930

25

* #	PAR Technology Corp.	3,900	$35,373
	Park Electrochemical Corp.	11,800	329,928
*	Paxar Corp.	34,600	796,838
* #	PC Connection, Inc.	23,361	384,989
*	PC-Tel, Inc.	12,300	127,920
	Pegasystems, Inc.	24,904	220,151
*	Perceptron, Inc.	1,800	16,380
*	Performance Technologies, Inc.	3,500	18,025
*	Pericom Semiconductor Corp.	22,633	229,046
*	Pervasive Software, Inc.	22,200	89,688
*	Pfsweb, Inc.	2,776	2,749
*	Phoenix Technologies, Ltd.	7,700	47,894
*	Photon Dynamics, Inc.	2,000	23,600
*	Photronics, Inc.	46,400	715,488
*	Planar Systems, Inc.	7,900	70,626
*	PLATO Learning, Inc.	14,200	72,420
*	Plexus Corp.	10,100	165,640
*	PLX Technology, Inc.	2,800	28,084
* #	Polycom, Inc.	45,000	1,435,500
* #	Powerwave Technologies, Inc.	23,878	127,031
* #	Presstek, Inc.	3,498	20,568
	Printronix, Inc.	8,600	112,488
*	Quantum Corp.	69,100	170,677
*	QuickLogic Corp.	95	251
*	Quovadx, Inc.	4,870	12,808
*	RadiSys Corp.	5,500	86,460
*	RealNetworks, Inc.	37,800	308,448
*	RF Monolithics, Inc.	5,299	21,991
	Richardson Electronics, Ltd.	16,770	154,452
*	Rofin-Sinar Technologies, Inc.	1,300	78,182
*	Rudolph Technologies, Inc.	33,743	550,011
*	S1 Corp.	84,600	438,228
	Sabre Holdings Corp.	133,700	4,322,521
*	Safeguard Scientifics, Inc.	34,300	97,069
*	SafeNet, Inc.	32,218	884,384
* #	Sandisk Corp.	936	34,089
*	Sanmina-SCI Corp.	518,200	1,922,522
*	SCM Microsystems, Inc.	7,166	28,807
*	Seachange International, Inc.	27,000	275,400
*	Secure Computing Corp.	43,600	374,088
*	Selectica, Inc.	25,139	48,770
*	Semitool, Inc.	26,400	343,464
*	SI International, Inc.	5,100	142,902
*	Sigmatel, Inc.	11,550	41,003
*	Silicon Storage Technology, Inc.	120,826	640,378
* #	SimpleTech, Inc.	20,196	174,090
*	Sipex Corp.	22,400	112,000
*	Sirenza Microdevices, Inc.	1,460	11,315
* #	Skyworks Solutions, Inc.	153,880	1,015,608
*	Solectron Corp.	747,598	2,407,266
*	SonicWALL, Inc.	28,745	250,656
*	Spectrum Control, Inc.	4,700	49,820
*	Standard Microsystems Corp.	7,500	214,275
	StarTek, Inc.	4,400	45,012
*	Stratos International, Inc.	6,000	44,700

26

*	SumTotal Systems, Inc.	400	$3,484
*	Sun Microsystems, Inc.	865,900	5,307,967
*	Sunrise Telecom, Inc.	14,900	36,058
*	SupportSoft, Inc.	20,400	120,972
*	Sycamore Networks, Inc.	183,000	700,890
*	Sykes Enterprises, Inc.	16,000	256,640
*	Symmetricom, Inc.	25,241	213,539
*	SYNNEX Corp.	31,500	595,350
*	Tech Data Corp.	49,600	1,849,088
	Technitrol, Inc.	29,600	650,904
*	Technology Solutions Co.	2,100	16,611
*	TechTeam Global, Inc.	9,600	115,680
	Tektronix, Inc.	1,766	50,525
* #	TeleCommunication Systems, Inc.	8,900	32,485
*	Tellabs, Inc.	196,372	2,057,979
*	Telular Corp.	3,100	10,850
* #	Teradyne, Inc.	4,200	67,704
* #	THQ, Inc.	2,529	81,459
*	TIBCO Software, Inc.	69,200	626,260
*	Tier Technologies, Inc. Class B	8,900	70,177
*	Tollgrade Communications, Inc.	12,387	148,520
* #	Track Data Corp.	8,032	29,638
*	Trimble Navigation, Ltd.	2,235	59,138
*	Triquint Semiconductor, Inc.	151,200	756,000
*	TTM Technologies, Inc.	13,488	152,954
*	Tyler Technologies, Inc.	16,800	228,984
*	Ulticom, Inc.	41,869	364,260
*	Ultratech, Inc.	5,400	71,496
*	Unisys Corp.	15,100	128,199
	United Online, Inc.	18,200	239,330
* #	UTStarcom, Inc.	42,600	393,624
*	ValueClick, Inc.	20,100	532,650
*	Veeco Instruments, Inc.	11,300	221,367
*	VeriSign, Inc.	29,000	733,700
*	Viasat, Inc.	1,800	61,488
*	Vicon Industries, Inc.	1,600	12,672
*	Vignette Corp.	35,100	626,184
*	Vishay Intertechnology, Inc.	125,400	1,786,950
* #	Vitesse Semiconductor, Inc.	13,000	12,480
*	Web.com, Inc.	4,900	25,480
*	webMethods, Inc.	4,100	27,839
*	Westell Technologies, Inc.	13,200	30,756
*	White Electronics Designs Corp.	23,400	157,950
*	Wind River Systems, Inc.	5,390	56,056
*	Winland Electronics, Inc.	300	1,257
*	Wireless Telecom Group, Inc.	19,700	47,477
*	Xerox Corp.	152,000	2,625,040
	X-Rite, Inc.	3,200	37,792
*	ZILOG, Inc.	1,300	5,525
*	Zoran Corp.	21,732	357,926
*	Zygo Corp.	15,000	239,850
Total Information Technology			259,109,799

Materials — (5.6%)
	Airgas, Inc.	77,640	3,204,203

27

	Albemarle Corp.	56,900	$4,657,265
#	Alcoa, Inc.	711,352	23,766,270
	Aptargroup, Inc.	6,300	414,540
	Arch Chemicals, Inc.	21,700	666,624
	Ashland, Inc.	107,200	7,030,176
	Bairnco Corp.	100	1,354
#	Bowater, Inc.	63,400	1,533,012
* #	Brush Engineered Materials, Inc.	11,200	501,984
*	Buckeye Technologies, Inc.	22,600	287,472
	Cabot Corp.	40,100	1,793,272
* #	Calgon Carbon Corp.	37,400	254,320
*	Caraustar Industries, Inc.	27,638	217,511
	Carpenter Technology Corp.	21,500	2,548,825
	Castle (A.M.) & Co.	6,600	190,080
	Chaparral Steel Co.	47,200	2,351,976
	Chemtura Corp.	357,079	4,099,267
	Chesapeake Corp.	18,600	286,998
#	Cleveland-Cliffs, Inc.	1,000	56,400
	Commercial Metals Co.	82,800	2,280,312
*	Continental Materials Corp.	100	2,735
*	Core Molding Technologies, Inc.	600	4,560
	CPAC, Inc.	3,920	33,438
	Cytec Industries, Inc.	57,100	3,358,622
	Eagle Materials, Inc.	59,088	2,736,956
	Eastman Chemical Co.	22,900	1,353,848
	Ferro Corp.	41,000	869,200
	FMC Corp.	9,900	728,343
	Friedman Industries, Inc.	8,300	69,554
	Gibraltar Industries, Inc.	36,300	843,975
#	Glatfelter (P.H.) Co.	36,600	621,102
*	Graphic Packaging Corp.	162,900	781,920
	Greif, Inc. Class A	13,600	1,597,048
	H.B. Fuller Co.	25,400	634,238
	Hawkins, Inc.	600	9,570
* #	Headwaters, Inc.	7,400	174,418
	International Paper Co.	499,212	17,976,624
	Kronos Worldwide, Inc.	3	102
*	Landec Corp.	3,300	44,154
*	Lesco, Inc.	3,300	47,355
#	Louisiana-Pacific Corp.	154,100	3,180,624
	Lubrizol Corp.	61,000	3,172,000
	Lyondell Chemical Co.	385,355	12,277,410
	Martin Marietta Materials, Inc.	24,300	3,045,276
*	Material Sciences Corp.	11,500	123,855
	MeadWestavco Corp.	258,798	7,880,399
	Metal Management, Inc.	15,100	604,604
#	Minerals Technologies, Inc.	27,400	1,695,786
*	Mod-Pac Corp.	1,400	15,652
	Monsanto Co.	221,200	11,655,028
	Myers Industries, Inc.	45,050	767,202
	NewMarket Corp.	8,800	386,232
	Newmont Mining Corp.	2,294	103,391
#	NL Industries, Inc.	52,700	578,646
	NN, Inc.	22,500	266,175
*	Northern Technologies International Corp.	300	2,400

28

*	Northwest Pipe Co.	8,100	$296,298
	Nucor Corp.	142,600	8,680,062
#	Olympic Steel, Inc.	2,500	73,600
*	OM Group, Inc.	23,000	1,165,410
*	Owens-Illinois, Inc.	27,100	643,896
*	Pactiv Corp.	1,800	57,960
	Penford Corp.	11,600	240,004
	Phelps Dodge Corp.	141,600	17,687,256
*	PolyOne Corp.	75,600	507,276
* #	Pope & Talbot, Inc.	11,100	87,690
	Quaker Chemical Corp.	12,500	294,375
	Quanex Corp.	27,225	1,064,225
#	Reliance Steel & Aluminum Co.	101,500	4,634,490
	Rock-Tenn Co. Class A	39,500	1,282,565
#	Rohm & Haas Co.	700	37,002
	RPM International, Inc.	137,600	3,219,840
*	RTI International Metals, Inc.	17,900	1,544,412
#	Ryerson, Inc.	21,600	743,040
	Schnitzer Steel Industries, Inc. Class A	28,800	1,080,864
	Schulman (A.), Inc.	26,800	565,212
	Schweitzer-Maudoit International, Inc.	24,400	582,184
#	Sealed Air Corp.	1,000	64,440
	Sensient Technologies Corp.	71,500	1,751,035
*	Smurfit-Stone Container Corp.	165,745	2,045,293
	Spartech Corp.	44,200	1,170,416
	Steel Dynamics, Inc.	116,400	4,392,936
	Steel Technologies, Inc.	13,300	389,956
	Stepan Co.	7,100	192,055
*	Stillwater Mining Co.	26,600	338,618
	Temple-Inland, Inc.	75,200	4,496,960
*	Terra Industries, Inc.	61,900	1,080,155
#	Texas Industries, Inc.	23,300	1,845,593
#	Tronox, Inc. Class A	7,400	112,924
	Tronox, Inc. Class B	13,872	205,860
*	U.S. Concrete, Inc.	18,700	163,438
	United States Steel Corp.	140,000	12,406,800
	Valhi, Inc.	105,400	2,351,474
	Wausau Paper Corp.	76,900	1,112,743
	Wellman, Inc.	24,200	76,472
#	Westlake Chemical Corp.	85,300	2,535,969
#	Weyerhaeuser Co.	297,200	25,520,564
#	Worthington Industries, Inc.	118,000	2,350,560
* #	Zoltek Companies, Inc.	795	23,500
Total Materials			242,899,725

Other — (0.0%)
* #	ePresence, Inc. Escrow Shares	6,400	192
*	Petrocorp, Inc. Escrow Shares	900	54
Total Other			246

Real Estate Investment Trusts — (0.0%)
	Longview Fibre Co.	67,165	1,653,602

Telecommunication Services — (7.3%)
	Alltel Corp.	400	24,236

29

*	American Tower Corp.	63,600	$2,463,864
*	Arbinet-thexchange. Inc.	3,174	19,838
#	AT&T, Inc.	4,348,383	160,020,494
*	Boston Communications Group, Inc.	13,400	30,686
	CenturyTel, Inc.	3,100	138,725
	Citizens Communications Co.	92,500	1,393,975
#	CT Communications, Inc.	33,041	778,776
	D&E Communications, Inc.	18,768	246,799
	Embarq Corp.	47,279	2,616,893
*	General Communications, Inc. Class A	15,980	236,983
*	IDT Corp.	6,935	94,732
* #	IDT Corp. Class B	54,100	706,546
*	LCC International, Inc. Class A	18,800	95,316
*	Leap Wireless International, Inc.	34,284	2,316,570
* #	Level 3 Communications, Inc.	49,084	322,482
*	Premiere Global Services, Inc.	3,900	40,638
	Price Communications Corp.	47,738	949,986
*	Qwest Communications International, Inc.	59,900	531,912
	Sprint Nextel Corp.	2,340,086	45,116,858
*	SunCom Wireless Holdings, Inc.	13,125	16,013
	SureWest Communications	22,739	543,007
	Telephone & Data Systems, Inc.	80,700	4,494,183
	Telephone & Data Systems, Inc. Special Shares	49,700	2,546,628
*	Time Warner Telecom, Inc.	3,198	70,388
*	United States Cellular Corp.	22,300	1,600,025
	Verizon Communications, Inc.	2,359,300	88,308,599
*	Wireless Facilities, Inc.	30,800	66,528
*	Xeta Corp.	1,996	6,028
Total Telecommunication Services			315,797,708

Utilities — (0.3%)
	Connecticut Water Services, Inc.	10,500	252,210
*	Dynegy, Inc.	2,287	18,776
#	New Jersey Resources Corp.	30,300	1,496,517
	Questar Corp.	36,500	3,071,110
* #	Reliant Energy, Inc.	280,000	4,734,800
	South Jersey Industries, Inc.	42,600	1,473,960
	Southern Union Co.	0	0
Total Utilities			11,047,373

TOTAL COMMON STOCKS			3,769,605,163

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 03/01/07 (Collateralized by $26,325,000 FNMA 6.00%, 01/01/27, valued at $26,299,608) to be repurchased at $25,912,735	$25,909	25,909,000

30

TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL — (11.9%)
@ Repurchase Agreement, Deutsche Bank Securities Inc. 5.32%, 03/01/07 (Collateralized by $159,806,682 FHLMC, rates ranging from 4.440%(r) to 6.115%(r), maturities ranging from 09/01/32 to 02/01/37 & FNMA, rates ranging from 4.000% to 9.000%, maturities ranging from 06/01/08 to 03/01/37, valued at $89,258,260) to be repurchased at $86,671,311	$86,659	$86,658,505
@ Repurchase Agreement, Deutsche Bank Securities Inc. 5.34%, 03/01/07 (Collateralized by $683,315,173 FHLMC, rates ranging from 4.440%(r) to 6.115%(r), maturities ranging from 09/01/32 to 02/01/37 & FNMA, rates ranging from 4.000% to 9.000%, maturities ranging from 06/01/08 to 03/01/37, valued at $381,658,155) to be repurchased at $370,596,862	370,542	370,541,898
@ Repurchase Agreement, Morgan Stanley 5.32%, 03/01/07 (Collateralized by $54,695,000 FNMA 3.875%, 05/15/07 & 5.250%, 12/28/09, valued at $55,123,708) to be repurchased at $53,004,655	52,997	52,996,823

TOTAL TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL		510,197,226

TOTAL INVESTMENTS - (100.0%)
(Cost $3,115,766,381)##		$4,305,711,389

31

Organizational Note

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP. At February 28, 2007, the Trust consisted of twenty-one operational investment portfolios, of which thirteen are included in this document.

Security Valuation Note

Securities held by the Domestic Equity Portfolios (The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by The DFA Two-Year Global Fixed Income Series are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Federal Tax Cost Note

At February 28, 2007, the total cost of securities for federal income tax purposes was:

The U.S. Large Company Series	$4,243,176,108
The U.S. Large Cap Value Series	9,285,759,303
The U.S. Small Cap Value Series	9,488,678,496
The U.S. Small Cap Series	4,022,462,012
The DFA International Value Series	6,277,834,542
The Japanese Small Company Series	1,980,076,335
The Asia Pacific Small Company Series	1,019,477,827
The United Kingdom Small Company Series	745,036,667
The Continental Small Company Series	1,613,072,845
The Emerging Markets Series	1,446,970,253
The Emerging Markets Small Cap Series	742,653,066
The DFA Two-Year Global Fixed Income Series	2,661,006,736
The Tax-Managed U.S. Marketwide Value Series	3,116,790,728

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. CORE EQUITY 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007

(Unaudited)

		Shares	Value †

COMMON STOCKS — (90.9%)
Consumer Discretionary — (13.1%)
*	1-800 CONTACTS, Inc.	1,569	$27,661
*	1-800-FLOWERS.COM, Inc.	3,400	24,854
*	4Kids Entertainment, Inc.	2,300	42,757
*	99 Cents Only Stores	10,569	157,795
*	A.C. Moore Arts & Crafts, Inc.	3,300	64,614
	Aaron Rents, Inc.	5,300	145,008
	Aaron Rents, Inc. Class A	844	20,155
	Abercrombie & Fitch Co.	4,500	351,765
*	Acme Communications, Inc.	2,301	13,369
	Acme United Corp.	400	6,140
*	ACR Group, Inc.	1,300	5,980
	Advance Auto Parts, Inc.	5,550	208,957
	Advo, Inc.	1,200	39,576
*	Aeropostale, Inc.	2,961	108,491
*	AFC Enterprises, Inc.	3,400	58,446
*	Aftermarket Technology Corp.	2,800	62,664
	Aldila, Inc.	600	10,566
*	Alloy, Inc.	2,050	23,985
* #	Amazon.com, Inc.	14,080	551,091
	Ambassadors Group, Inc.	1,600	47,520
	Ambassadors International, Inc.	1,353	57,286
	American Axle & Manufacturing Holdings, Inc.	8,000	196,240
*	American Biltrite, Inc.	100	940
	American Eagle Outfitters, Inc.	10,911	338,787
	American Greetings Corp. Class A	6,900	161,598
* #	America’s Car-Mart, Inc.	1,910	21,908
	Ameristar Casinos, Inc.	6,408	207,747
*	AnnTaylor Stores Corp.	5,300	188,097
*	Apollo Group, Inc. Class A	6,100	288,469
	Applebees International, Inc.	9,100	232,596
	Arbitron, Inc.	1,606	71,965
	Arctic Cat, Inc.	2,300	42,711
	Ark Restaurants Corp.	383	13,309
#	ArvinMeritor, Inc.	10,500	191,730
	Asbury Automotive Group, Inc.	5,200	138,892
* #	Audible, Inc.	1,500	14,295
*	Audiovox Corp. Class A	600	9,060
*	AutoNation, Inc.	23,390	513,644
* #	Autozone, Inc.	3,353	420,097
* #	Avatar Holdings, Inc.	1,334	96,128
*	Bakers Footwear Group, Inc.	600	7,440
*	Ballantyne of Omaha, Inc.	1,965	10,807
*	Bally Technologies, Inc.	4,000	87,400

1

* #	Bally Total Fitness Holding Corp.	3,000	$6,180
	Bandag, Inc.	700	35,406
	Bandag, Inc. Class A	810	40,937
	Barnes & Noble, Inc.	9,908	405,634
*	Barry (R.G.) Corp.	500	4,450
	Bassett Furniture Industries, Inc.	400	6,312
	Beasley Broadcast Group, Inc.	523	4,576
#	Beazer Homes USA, Inc.	3,000	118,380
	Bebe Stores, Inc.	9,264	170,272
*	Bed Bath and Beyond, Inc.	14,600	582,394
	Belo Corp. Class A	7,710	143,714
*	Benihana, Inc. Class A	900	27,666
	Best Buy Co., Inc.	15,143	703,695
	Big 5 Sporting Goods Corp.	1,800	43,002
* #	Big Dog Holdings, Inc.	1,093	17,346
*	Big Lots, Inc.	12,120	303,364
*	BJ’s Restaurants, Inc.	2,400	48,912
	Black & Decker Corp.	2,800	235,956
	Blair Corp.	600	25,140
* #	Blockbuster, Inc. Class A	19,300	128,152
*	Blockbuster, Inc. Class B	10,313	64,559
*	Bluegreen Corp.	4,800	58,464
	Blyth, Inc.	6,400	131,200
	Bob Evans Farms, Inc.	5,610	202,858
*	Bombay Co., Inc.	400	516
	Bon-Ton Stores, Inc.	1,900	93,138
	Books-A-Million, Inc.	2,080	33,197
	Borders Group, Inc.	5,753	122,999
	BorgWarner, Inc.	6,400	471,296
	Bowl America, Inc. Class A	300	5,040
#	Boyd Gaming Corp.	4,300	201,541
*	Bright Horizons Family Solutions, Inc.	2,955	118,436
	Brinker International, Inc.	9,400	319,694
	Brown Shoe Company, Inc.	3,550	182,115
	Brunswick Corp.	12,900	421,185
*	Buca, Inc.	3,300	18,678
	Buckle, Inc.	3,000	103,440
	Building Materials Holding Corp.	1,800	37,422
* #	Cabela’s, Inc.	9,700	241,142
*	Cablevision Systems New York Group Class A	7,600	223,896
*	Cache, Inc.	2,100	47,229
	Cadmus Communications Corp.	1,222	30,196
*	California Coastal Communities, Inc.	1,778	34,955
*	California Pizza Kitchen, Inc.	2,000	63,960
	Callaway Golf Co.	11,116	167,852
	Canterbury Park Holding Corp.	400	5,520
*	Career Education Corp.	10,800	319,464
*	CarMax, Inc.	6,419	338,281
	Carmike Cinemas, Inc.	2,100	47,628
*	Carriage Services, Inc.	2,999	21,023
* #	Carter’s, Inc.	8,473	203,606
*	Casual Male Retail Group, Inc.	2,800	35,000
	Catalina Marketing Corp.	2,655	83,101
	Cato Corp. Class A	4,000	87,440
*	Cavalier Homes, Inc.	1,700	7,089

2

*	Cavco Industries, Inc.	1,100	$36,311
	CBRL Group, Inc.	4,000	186,640
	CBS Corp. Class A	3,104	94,517
	CBS Corp. Class B	36,634	1,111,842
*	CEC Entertainment, Inc.	4,300	183,352
	Centex Corp.	10,700	496,052
*	Champion Enterprises, Inc.	11,300	89,609
*	Champps Entertainment, Inc.	1,554	9,246
	Charles and Colvard, Ltd.	1,585	11,681
*	Charlotte Russe Holding, Inc.	3,200	93,408
*	Charming Shoppes, Inc.	18,440	229,947
*	Charter Communications, Inc.	52,400	157,724
*	Cheesecake Factory, Inc.	8,100	221,049
	Cherokee, Inc.	1,303	57,071
*	Chicos FAS, Inc.	4,879	109,436
#	Choice Hotels International, Inc.	7,400	277,426
	Christopher & Banks Corp.	3,200	59,424
*	Chromcraft Revington, Inc.	500	4,200
	Churchill Downs, Inc.	2,200	96,492
	Circuit City Stores, Inc.	14,000	266,420
	Citadel Broadcasting Co.	17,520	178,354
* #	Citi Trends, Inc.	1,100	46,079
	CKE Restaurants, Inc.	8,700	168,084
* #	CKX, Inc.	11,165	146,931
	Claire’s Stores, Inc.	10,100	324,614
	Clear Channel Communications, Inc.	17,740	641,833
*	Coach, Inc.	12,530	591,416
	Coachmen Industries, Inc.	200	2,164
	Coast Distribution System, Inc.	500	4,175
	Cobra Electronics Corp.	1,135	12,099
	Coinmach Service Corp. Class A	3,300	36,663
*	Coinstar, Inc.	3,500	103,285
* #	Coldwater Creek, Inc.	4,500	82,800
	Collectors Universe, Inc.	1,593	21,999
	Collegiate Pacific, Inc.	1,400	12,278
	Columbia Sportswear Co.	4,100	260,637
*	Comcast Corp. Class A	99,495	2,559,011
*	Comcast Corp. Special Class A Non-Voting	51,150	1,301,767
*	Concord Camera Corp.	405	1,859
* #	Conn’s, Inc.	1,300	32,903
	Cooper Tire & Rubber Co.	3,200	47,168
*	Corinthian Colleges, Inc.	8,061	112,451
*	Cosi, Inc.	100	581
* #	Cost Plus, Inc.	1,900	20,406
	Courier Corp.	1,869	71,396
*	Cox Radio, Inc.	5,633	81,453
	CPI Corp.	840	42,000
	Craftmade International, Inc.	600	9,906
* #	Crown Media Holdings, Inc.	10,374	42,948
*	CSK Auto Corp.	5,600	96,824
	CSS Industries, Inc.	1,800	61,884
*	Cumulus Media, Inc. Class A	3,700	36,371
	Cutter & Buck, Inc.	1,600	20,784
*	Cybex International, Inc.	1,674	9,358
*	Cycle Country Accessories Corp.	300	609

3

*	Dana Corp.	2,200	$2,134
	Darden Restaurants, Inc.	5,600	229,376
	Deb Shops, Inc.	1,560	41,792
*	Deckers Outdoor Corp.	1,402	91,410
	Decorator Industries, Inc.	300	2,115
*	dELiA*s, Inc.	836	8,444
	Delta Apparel, Inc.	1,328	23,174
*	Design Within Reach, Inc.	1,400	7,686
	DeVry, Inc.	9,600	265,344
*	DG Fastchannel, Inc.	2,200	33,088
*	Diedrich Coffee, Inc.	800	3,192
	Dillards, Inc. Class A	8,595	287,073
*	Directed Electronics, Inc.	400	3,516
*	Discovery Holding Co. Class A	24,900	399,894
*	Discovery Holding Co. Class B	800	13,076
	Disney (Walt) Co.	100,400	3,439,704
*	Dixie Group, Inc.	1,900	25,156
	Dollar General Corp.	21,100	356,168
*	Dollar Tree Stores, Inc.	9,800	334,278
* #	Dominion Homes, Inc.	800	3,840
	Domino’s Pizza, Inc.	7,100	219,106
*	Dorman Products, Inc.	2,791	31,873
	Dover Downs Gaming & Entertainment, Inc.	750	9,157
	Dover Motorsports, Inc.	2,200	11,726
#	Dow Jones & Co., Inc.	3,000	108,180
*	Drew Industries, Inc.	2,300	66,240
*	drugstore.com, Inc.	11,500	31,855
	DRYCLEAN USA, Inc.	100	210
* #	DSW, Inc.	1,500	60,075
	Eastman Kodak Co.	19,003	453,792
* #	EchoStar Communications Corp. Class A	7,120	289,072
*	Educate, Inc.	200	1,568
	Educational Development Corp.	300	2,298
*	EMAK Worldwide, Inc.	322	1,629
*	Emerson Radio Corp.	4,100	13,325
	Emmis Communications Corp. Class A	5,300	43,566
	Entercom Communications Corp.	4,943	141,320
*	Entravision Communications Corp.	7,400	66,822
* #	Escala Group, Inc.	1,435	3,573
	Escalade, Inc.	1,500	14,235
#	Ethan Allen Interiors, Inc.	4,000	147,440
*	Expedia, Inc.	21,900	465,594
*	Factory Card & Party Outlet Corp.	300	2,514
	Family Dollar Stores, Inc.	9,000	260,730
*	Famous Dave’s of America, Inc.	1,200	22,296
*	Fedders Corp.	1,800	1,638
	Federated Department Stores, Inc.	26,775	1,195,771
	Finish Line, Inc. Class A	6,835	86,873
*	Finlay Enterprises, Inc.	1,300	11,206
*	Fisher Communications, Inc.	1,528	69,616
*	Flanigan’s Enterprises, Inc.	300	3,600
*	Fleetwood Enterprises, Inc.	7,712	71,490
	Flexsteel Industries, Inc.	1,006	15,100
	Foot Locker, Inc.	18,900	429,408
#	Ford Motor Co.	88,200	698,544

4

	Fortune Brands, Inc.	15,000	$1,206,000
*	Fossil, Inc.	6,395	172,153
*	Fountain Powerboat Industries, Inc.	343	1,355
*	Franklin Covey Co.	4,000	31,240
*	Franklin Electronic Publishers, Inc.	500	1,185
	Fred’s, Inc.	6,500	88,920
*	Friendly Ice Cream Corp.	800	9,600
	Frisch’s Restaurants, Inc.	538	15,317
*	Fuel Systems Solutions, Inc.	2,050	44,874
#	Furniture Brands International, Inc.	5,900	94,636
*	Gaiam, Inc.	2,400	30,600
*	GameStop Corp. Class A	3,431	179,853
*	GameTech International, Inc.	1,330	16,625
	Gaming Partners International Corp.	1,100	20,757
* #	Gander Mountain Co.	2,901	29,677
	Gannett Co., Inc.	11,961	732,731
	Gap, Inc.	28,900	554,591
*	Gaylord Entertainment Co.	5,910	318,963
*	Gemstar-TV Guide International, Inc.	51,500	208,575
#	General Motors Corp.	27,500	877,800
*	Genesco, Inc.	2,800	112,000
*	Gentek, Inc.	1,115	38,345
#	Gentex Corp.	17,500	292,425
	Genuine Parts Co.	10,693	520,749
* #	Getty Images, Inc.	2,300	120,635
*	G-III Apparel Group, Ltd.	1,651	34,341
*	Goodyear Tire & Rubber Co.	8,659	213,185
*	Gottschalks, Inc.	2,391	26,588
	Gray Television, Inc.	6,100	53,131
	Gray Television, Inc. Class A	200	1,808
	Group 1 Automotive, Inc.	3,500	161,945
*	GSI Commerce, Inc.	2,600	49,738
*	Guess?, Inc.	3,200	260,736
* #	Guitar Center, Inc.	4,100	179,621
*	Gymboree Corp.	2,600	97,994
#	H&R Block, Inc.	16,700	363,726
*	Hampshire Group, Ltd.	689	9,388
*	Hancock Fabrics, Inc.	2,800	9,016
	Handleman Co.	1,031	7,836
*	Hanesbrands, Inc.	1,900	54,359
#	Harley-Davidson, Inc.	7,640	503,476
	Harman International Industries, Inc.	3,155	312,850
	Harrah’s Entertainment, Inc.	11,000	929,390
*	Harris Interactive, Inc.	7,500	42,525
	Harte-Hanks, Inc.	9,400	258,030
*	Hartmarx Corp.	3,520	23,267
	Hasbro, Inc.	11,010	311,473
*	Hastings Entertainment, Inc.	1,400	9,226
	Haverty Furniture Co., Inc.	2,200	32,142
	Haverty Furniture Co., Inc. Class A	470	6,820
*	Hawk Corp.	1,065	10,969
*	Hayes Lemmerz International, Inc.	5,600	27,720
	Hearst-Argyle Television, Inc.	7,500	195,300
*	Hibbett Sporting Goods, Inc.	1,800	56,124
#	Hilton Hotels Corp.	16,700	589,510

5

*	Hollywood Media Corp.	4,338	$19,304
	Home Depot, Inc.	69,468	2,750,933
* #	Home Solutions of America, Inc.	5,785	34,016
	Horton (D.R.), Inc.	24,090	611,163
*	Hot Topic, Inc.	5,385	57,404
* #	Hovnanian Enterprises, Inc. Class A	6,900	214,590
*	IAC/InterActiveCorp	29,728	1,165,338
*	Iconix Brand Group, Inc.	4,000	87,720
*	Idearc, Inc.	5,260	178,840
	IHOP Corp.	2,220	123,698
	ILX Resorts, Inc.	300	2,857
*	Image Entertainment, Inc.	3,600	12,024
* #	Infosonics Corp.	2,200	9,570
	Interactive Data Corp.	14,587	350,817
*	Interface, Inc. Class A	6,658	105,330
	International Game Technology	9,986	411,922
	International Speedway Corp. Class A	4,704	250,253
*	Interpublic Group of Companies, Inc.	24,400	307,196
*	Interstate Hotels & Resorts, Inc.	3,700	25,160
*	INVESTools, Inc.	5,576	88,937
* #	iRobot Corp.	2,500	34,775
*	Isle of Capri Casinos, Inc.	4,200	112,770
*	ITT Educational Services, Inc.	2,800	223,944
	J. Alexander’s Corp.	700	6,335
*	Jack in the Box, Inc.	4,110	280,877
	Jackson Hewitt Tax Service, Inc.	4,080	131,580
*	Jaclyn, Inc.	400	4,960
*	Jakks Pacific, Inc.	3,100	75,981
*	Jarden Corp.	10,208	373,919
*	Jennifer Convertibles, Inc.	500	2,360
*	Jo-Ann Stores, Inc.	4,000	90,120
	Johnson Controls, Inc.	9,510	892,038
*	Johnson Outdoors, Inc.	1,692	30,845
	Jones Apparel Group, Inc.	13,331	438,857
*	Jos. A. Bank Clothiers, Inc.	1,925	59,328
	Journal Communications, Inc. Class A	200	2,664
	Journal Register Co.	6,700	47,570
*	K2, Inc.	5,100	59,670
#	KB Home	7,000	347,200
	Kellwood Co.	800	25,224
	Kenneth Cole Productions, Inc. Class A	1,500	38,325
*	Keystone Automotive Industries, Inc.	2,112	69,802
	Kimball International, Inc. Class B	3,955	83,174
*	Kirkland’s, Inc.	3,100	16,864
*	Knology, Inc.	4,200	59,850
*	Kohl’s Corp.	11,618	801,526
	Koss Corp.	200	4,358
* #	Krispy Kreme Doughnuts, Inc.	6,520	66,308
*	KSW, Inc.	600	3,978
	K-Swiss, Inc. Class A	3,300	93,027
*	LaCrosse Footwear, Inc.	667	10,032
*	Lakeland Industries, Inc.	850	11,458
*	Lakes Entertainment, Inc.	3,272	29,154
*	Lamar Advertising Co.	4,500	288,225
	Landry’s Restaurants, Inc.	300	8,826

6

* #	Las Vegas Sands Corp.	100	$8,628
*	Laureate Education, Inc.	7,500	447,600
*	Lazare Kaplan International, Inc.	1,100	11,055
#	La-Z-Boy, Inc.	7,010	96,458
	Lear Corp.	9,800	361,816
	Lee Enterprises, Inc.	2,200	70,092
	Leggett & Platt, Inc.	16,100	383,502
	Lennar Corp. Class A	12,350	608,114
	Lennar Corp. Class B	3,349	153,719
*	Lenox Group, Inc.	1,200	6,288
	Levitt Corp. Class A	1,400	18,270
	Libbey, Inc.	2,100	26,040
*	Liberty Global, Inc. Class A	20,146	580,003
*	Liberty Global, Inc. Series C	20,195	550,516
*	Liberty Media Holding Corp. Capital Class A	9,254	998,322
*	Liberty Media Holding Corp. Capital Class B	239	26,044
*	Liberty Media Holding Corp. Interactive Class A	31,732	747,923
*	Liberty Media Holding Corp. Interactive Class B	1,503	35,606
*	LIFE TIME FITNESS, Inc.	3,668	175,330
	Lifetime Brands, Inc.	2,181	42,202
	Limited Brands, Inc.	16,100	445,648
*	Lin TV Corp.	3,752	50,840
*	Lincoln Educational Services	2,200	26,202
	Lithia Motors, Inc. Class A	2,600	76,596
*	Live Nation, Inc.	9,969	230,683
#	Liz Claiborne, Inc.	11,020	495,900
*	LKQ Corp.	5,200	112,944
*	Lodgenet Entertainment Corp.	2,400	61,344
*	Lodgian, Inc.	3,700	49,506
#	Lowe’s Companies, Inc.	53,899	1,754,951
*	Luby’s, Inc.	3,591	37,095
	M/I Homes, Inc.	2,300	72,289
*	Mace Security International, Inc.	2,500	7,000
*	Maidenform Brands, Inc.	2,900	53,099
	Marine Products Corp.	4,039	37,482
*	MarineMax, Inc.	3,000	68,400
	Marriott International, Inc. Class A	11,879	569,123
	Martha Stewart Living Omnimedia, Inc.	1,400	26,068
* #	Marvel Entertainment, Inc.	5,900	163,961
	Mattel, Inc.	18,100	470,781
	Matthews International Corp. Class A	3,500	140,035
*	McCormick & Schmick’s Seafood Restaurants, Inc.	2,200	55,374
	McDonald’s Corp.	43,780	1,914,062
	McGraw-Hill Companies, Inc.	10,120	653,853
#	MDC Holdings, Inc.	6,500	331,890
*	Meade Instruments Corp.	200	468
	Media General, Inc. Class A	3,000	123,120
*	Mediacom Communications Corp.	7,100	56,800
	Meredith Corp.	4,400	257,268
* #	Meritage Homes Corp.	3,800	147,250
*	MGM Mirage	13,000	923,260
*	Midas, Inc.	1,400	29,022
*	Mity Enterprises, Inc.	428	8,346
	Modine Manufacturing Co.	5,000	123,350
* #	Mohawk Industries, Inc.	7,120	623,142

7

	Monaco Coach Corp.	4,800	$77,328
*	Monarch Casino & Resort, Inc.	2,000	52,040
	Monro Muffler Brake, Inc.	1,944	70,703
*	Mothers Work, Inc.	480	16,594
	Movado Group, Inc.	2,531	74,690
*	Movie Gallery, Inc.	3,500	16,975
*	MTR Gaming Group, Inc.	4,000	52,360
* #	Multimedia Games, Inc.	4,100	43,296
*	Nathan’s Famous, Inc.	600	9,168
	National Presto Industries, Inc.	1,100	69,542
*	National RV Holdings, Inc.	800	2,560
	Nautilus Group, Inc.	3,400	58,650
*	Navarre Corp.	500	1,915
* #	Netflix, Inc.	7,810	175,959
*	Nevada Gold & Casinos, Inc.	700	2,023
	New Frontier Media, Inc.	3,100	28,117
	Newell Rubbermaid, Inc.	11,200	342,944
	News Corp. Class A	106,900	2,408,457
#	News Corp. Class B	49,172	1,172,260
	NIKE, Inc. Class B	6,665	696,293
*	Nobel Learning Communities, Inc.	800	10,736
	Nobility Homes, Inc.	772	19,601
	Noble International, Ltd.	1,850	34,909
#	Nordstrom, Inc.	12,240	649,822
* #	Nutri/System, Inc.	2,500	112,875
*	NVR, Inc.	400	270,800
	Oakley, Inc.	6,400	134,272
*	Office Depot, Inc.	11,800	393,648
	OfficeMax, Inc.	9,600	498,240
	Omnicom Group, Inc.	6,104	632,435
#	Orleans Homebuilders, Inc.	3,370	49,741
	OSI Restaurant Partners, Inc.	5,600	224,000
*	O’Charleys, Inc.	3,900	81,783
*	O’Reilly Automotive, Inc.	11,000	378,730
*	Outdoor Channel Holdings, Inc.	4,049	44,175
* #	Overstock.com, Inc.	3,500	63,665
	Oxford Industries, Inc.	2,606	128,710
*	P & F Industries, Inc. Class A	300	3,705
* #	P.F. Chang’s China Bistro, Inc.	2,900	126,701
*	Pacific Sunwear of California, Inc.	6,600	118,800
*	Palm Harbor Homes, Inc.	2,200	28,710
* #	Panera Bread Co.	1,900	116,337
*	Papa John’s International, Inc.	1,800	53,154
*	Payless ShoeSource, Inc.	7,120	220,008
*	PC Mall, Inc.	1,700	20,910
* #	Penn National Gaming, Inc.	8,900	415,007
	Penney (J.C.) Co., Inc.	8,006	649,367
*	Perry Ellis International, Inc.	1,950	59,572
*	PetMed Express, Inc.	1,900	24,035
	PETsMART, Inc.	7,500	227,325
	Phillips-Van Heusen Corp.	6,300	345,492
*	Phoenix Footwear Group, Inc.	900	4,788
	Pier 1 Imports, Inc.	14,300	97,097
*	Pinnacle Entertainment, Inc.	6,795	219,750
*	Playboy Enterprises, Inc. Class A	400	4,084

8

*	Playboy Enterprises, Inc. Class B	4,210	$43,531
*	Point.360	1,448	5,068
#	Polaris Industries, Inc.	1,990	95,301
	Polo Ralph Lauren Corp.	2,900	252,242
*	Pomeroy IT Solutions, Inc.	1,700	12,495
#	Pool Corp.	3,100	108,810
* #	Pre-Paid Legal Services, Inc.	1,000	41,380
*	Priceline.com, Inc.	3,600	188,676
*	PRIMEDIA, Inc.	32,500	80,275
*	Princeton Review, Inc.	3,288	17,032
* #	Progressive Gaming International Corp.	3,300	26,565
*	Proliance International, Inc.	2,300	10,005
*	ProQuest Co.	1,100	12,023
	Pulte Homes, Inc.	26,800	792,208
*	QEP Co., Inc.	352	2,281
*	Quaker Fabric Corp.	200	236
*	Quantum Fuel Systems Technologies Worldwide, Inc.	5,812	8,369
* #	Quiksilver, Inc.	18,738	261,208
	R.H. Donnelley Corp.	7,822	559,664
*	Radio One, Inc. Class D	14,000	98,560
	RadioShack Corp.	13,000	324,610
*	Rare Hospitality International, Inc.	5,157	159,145
*	RC2 Corp.	3,155	124,686
*	RCN Corp.	5,210	142,493
	Reader’s Digest Association, Inc.	4,100	69,577
*	Reading International, Inc. Class A	2,733	22,629
*	Red Lion Hotels Corp.	3,648	44,688
*	Red Robin Gourmet Burgers, Inc.	2,100	82,908
*	RedEnvelope, Inc.	1,100	9,020
*	Regent Communications, Inc.	600	1,770
	Regis Corp.	6,806	286,396
*	Rent-A-Center, Inc.	10,079	285,437
*	Rentrak Corp.	1,222	18,183
*	Restoration Hardware, Inc.	4,500	30,060
*	Retail Ventures, Inc.	6,000	122,100
*	Rex Stores Corp.	200	3,330
*	Rockford Corp.	700	1,946
*	Rocky Brands, Inc.	800	11,728
	Ross Stores, Inc.	7,400	242,498
*	Rubio’s Restaurants, Inc.	1,649	15,253
	Ruby Tuesday, Inc.	7,300	213,890
*	Russ Berrie & Co., Inc.	2,005	28,090
#	Ryland Group, Inc.	6,200	298,654
*	Saga Communications, Inc. Class A	2,353	22,895
#	Saks, Inc.	19,000	367,080
	Salem Communications Corp.	2,800	33,516
*	Sally Beauty Holdings, Inc	4,500	40,725
*	Salton, Inc.	2,000	4,680
	Sauer-Danfoss, Inc.	5,636	208,194
*	Scholastic Corp.	6,100	212,219
* #	Scientific Games Corp.	4,501	147,183
	Scripps (E.W.) Co.	7,400	335,590
*	Sears Holdings Corp.	7,500	1,351,875
* #	Select Comfort Corp.	2,800	51,884

9

	Service Corp. International	38,560	$452,309
* #	Sharper Image Corp.	2,100	21,798
	Sherwin-Williams Co.	6,400	425,920
	Shiloh Industries, Inc.	2,500	29,650
*	Shoe Carnival, Inc.	1,900	57,361
* #	Shuffle Master, Inc.	1,600	34,032
*	Silverleaf Resorts, Inc.	5,500	26,015
	Sinclair Broadcast Group, Inc. Class A	6,700	95,743
* #	Sirius Satellite Radio, Inc.	33,600	122,640
* #	Six Flags, Inc.	12,900	79,851
*	Skechers U.S.A., Inc. Class A	3,004	104,900
	Skyline Corp.	1,400	47,964
*	Smith & Wesson Holding Corp.	1,900	23,598
*	Smith & Wollensky Restaurant Group, Inc.	1,600	14,448
	Snap-On, Inc.	5,500	275,550
	Sonesta International Hotels Corp. Class A	47	1,182
	Sonic Automotive, Inc.	4,670	137,298
*	Sonic Corp.	7,012	151,950
#	Sotheby’s Class A	4,400	159,984
*	Source Interlink Companies, Inc.	6,300	45,423
*	Spanish Broadcasting System, Inc.	6,700	30,217
	Spartan Motors, Inc.	2,650	58,750
	Speedway Motorsports, Inc.	5,354	200,079
*	Sport Chalet, Inc. Class A	2,085	21,267
*	Sport Chalet, Inc. Class B	238	2,416
	Stage Stores, Inc.	6,508	142,720
*	Stamps.com, Inc.	1,800	27,918
	Standard Motor Products, Inc.	3,400	52,292
#	Standard Pacific Corp.	9,000	229,770
	Stanley Furniture, Inc.	1,200	25,812
	Staples, Inc.	24,453	636,267
*	Starbucks Corp.	23,496	726,026
	Starwood Hotels & Resorts Worldwide, Inc.	14,000	921,200
#	Station Casinos, Inc.	2,800	241,584
	Stein Mart, Inc.	7,100	103,163
*	Steinway Musical Instruments, Inc.	1,200	38,460
	Steven Madden, Ltd.	2,700	79,812
	Stewart Enterprises, Inc.	1,400	11,074
*	Stoneridge, Inc.	3,375	38,441
*	Strattec Security Corp.	579	26,727
	Strayer Education, Inc.	902	106,337
	Stride Rite Corp.	4,200	67,830
*	Sturm Ruger & Co., Inc.	3,500	36,785
*	Sunterra Corp.	200	2,448
	Sun-Times Media Group, Inc. Class A	6,000	23,940
#	Superior Industries International, Inc.	4,581	98,262
	Superior Uniform Group, Inc.	900	11,556
*	Syms Corp.	600	11,520
* #	Syntax-Brillian Corp.	4,041	32,975
* #	Systemax, Inc.	4,356	115,652
#	Talbots, Inc.	8,222	207,523
	Tandy Brand Accessories, Inc.	900	11,376
*	Tandy Leather Factory, Inc.	754	6,122
	Target Corp.	28,415	1,748,375
#	Tarragon Corp.	2,387	31,317

10

*	Tarrant Apparel Group	300	$585
#	Technical Olympic USA, Inc.	5,000	45,050
*	Tempur-Pedic International, Inc.	4,836	120,368
*	Tenneco Automotive, Inc.	4,900	119,070
*	The Children’s Place Retail Stores, Inc.	2,716	147,913
*	The DIRECTV Group, Inc.	38,236	862,604
* #	The Dress Barn, Inc.	5,900	124,018
*	The Hallwood Group, Inc.	200	19,760
	The Marcus Corp.	3,255	71,675
	The McClatchey Co.	6,709	251,051
	The Men’s Wearhouse, Inc.	6,000	265,680
#	The New York Times Co. Class A	21,516	532,091
	The Pep Boys - Manny, Moe & Jack	7,100	107,565
	The Stanley Works	5,169	287,241
*	The Steak n Shake Co.	4,600	79,074
	The TJX Companies, Inc.	22,420	616,550
	Thor Industries, Inc.	6,800	284,512
#	Tiffany & Co.	8,300	361,382
	Tim Hortons, Inc.	5,958	179,157
*	Timberland Co. Class A	4,853	131,613
	Time Warner, Inc.	202,279	4,116,378
*	TiVo, Inc.	7,741	45,440
* #	Toll Brothers, Inc.	16,200	483,732
* #	Tractor Supply Co.	4,300	220,031
	Traffix, Inc.	2,000	10,540
	Triarc Companies, Inc. Class A	3,100	60,481
	Triarc Companies, Inc. Class B	6,800	122,604
	Tribune Co.	20,600	618,618
*	Triple Crown Media, Inc.	548	4,707
* #	True Religion Apparel, Inc.	1,000	16,980
* #	Trump Entertainment Resorts, Inc.	5,000	87,950
*	TRW Automotive Holdings Corp.	13,000	395,980
#	Tuesday Morning Corp.	5,000	78,700
#	Tupperware Corp.	6,810	159,422
* #	Tween Brands, Inc.	3,500	125,475
*	Unifi, Inc.	1,600	4,336
	Unifirst Corp.	2,200	91,784
	United Auto Group, Inc.	11,400	250,344
*	United Retail Group, Inc.	2,000	27,660
*	Universal Electronics, Inc.	1,800	47,016
*	Universal Technical Institute, Inc.	1,800	42,534
*	Univision Communications, Inc. Class A	9,500	342,000
*	Urban Outfitters, Inc.	8,500	210,970
	V.F. Corp.	7,272	580,378
* #	Vail Resorts, Inc.	4,800	249,408
*	Valassis Communications, Inc.	1,800	29,952
	Value Line, Inc.	705	31,380
*	ValueVision Media, Inc. Class A	6,110	76,436
*	Varsity Group, Inc.	2,400	4,416
* #	VCG Holding Corp.	100	1,014
*	Vertrue, Inc.	900	43,902
*	Viacom, Inc. Class A	1,859	73,542
*	Viacom, Inc. Class B	21,356	833,738
*	Virco Manufacturing Corp.	1,896	16,893
#	Virgin Media, Inc.	6,150	161,191

11

*	Visteon Corp.	5,900	$50,327
*	Warnaco Group, Inc.	6,610	172,653
	Warner Music Group Corp.	8,800	175,472
	Washington Post Co.	710	543,860
* #	WCI Communities, Inc.	6,000	124,920
	Weight Watchers International, Inc.	4,300	203,175
*	Wells-Gardner Electronics Corp.	900	2,979
	Wendy’s International, Inc.	14,300	458,887
*	West Marine, Inc.	3,300	55,308
	Westwood One, Inc.	14,000	95,620
*	Wet Seal, Inc. Class A	9,900	59,499
	Weyco Group, Inc.	1,786	45,722
	Whirlpool Corp.	6,900	608,649
	Wiley (John) & Sons, Inc. Class A	5,163	198,827
	Wiley (John) & Sons, Inc. Class B	444	17,050
#	Williams-Sonoma, Inc.	7,000	236,320
*	Wilsons The Leather Experts, Inc.	6,800	12,648
*	Winmark Corp.	200	3,508
#	Winnebago Industries, Inc.	2,838	92,292
*	WMS Industries, Inc.	4,200	157,206
	Wolverine World Wide, Inc.	5,200	144,300
	World Wrestling Entertainment, Inc.	2,900	46,168
*	Wyndham Worldwide Corp.	20,120	708,224
#	Wynn Resorts, Ltd.	4,800	470,496
	Xerium Technologies, Inc.	2,300	23,483
*	XM Satellite Radio Holdings, Inc.	13,000	186,680
*	Young Broadcasting, Inc. Class A	2,900	11,020
	Yum! Brands, Inc.	9,020	522,619
*	Zale Corp.	6,300	162,288
* #	Zumiez, Inc.	700	23,807
Total Consumer Discretionary			120,289,789

Consumer Staples — (6.6%)
*	Alberto-Culver Co.	13,000	287,950
	Alico, Inc.	600	28,536
*	Alliance One International, Inc.	11,600	97,556
	Altria Group, Inc.	75,720	6,381,682
* #	American Italian Pasta Co.	2,500	26,575
	Andersons, Inc.	2,000	84,160
	Anheuser-Busch Companies, Inc.	27,578	1,353,528
	Archer-Daniels-Midland Co.	24,000	825,120
	Arden Group, Inc. Class A	389	47,754
	Avon Products, Inc.	16,016	587,147
*	BJ’s Wholesale Club, Inc.	9,757	314,956
*	Boston Beer Co., Inc. Class A	1,000	32,790
*	Bridgford Foods Corp.	1,099	8,418
	Brown-Forman Corp. Class A	1,776	121,922
	Brown-Forman Corp. Class B	2,400	157,200
*	Cagle’s, Inc. Class A	500	3,875
	Calavo Growers, Inc.	2,102	22,870
	Cal-Maine Foods, Inc.	4,193	54,006
	Campbell Soup Co.	14,259	582,195
* #	Carrington Laboratories, Inc.	245	733
	Casey’s General Stores, Inc.	7,661	191,602
	CCA Industries, Inc.	500	6,000

12

*	Central European Distribution Corp.	5,065	$137,667
*	Central Garden & Pet Co.	3,300	46,035
*	Central Garden & Pet Co. Class A	6,600	92,532
* #	Chattem, Inc.	1,372	73,224
	Chiquita Brands International, Inc.	5,600	81,200
	Church & Dwight Co., Inc.	7,400	354,830
	Clorox Co.	8,020	508,147
	Coca-Cola Bottling Co. Consolidated	700	40,971
	Coca-Cola Co.	84,124	3,926,908
	Coca-Cola Enterprises, Inc.	42,130	846,392
	Colgate-Palmolive Co.	18,469	1,244,072
	ConAgra, Inc.	50,570	1,275,881
* #	Constellation Brands, Inc. Class A	16,600	389,436
*	Constellation Brands, Inc. Class B	1,758	41,225
	Corn Products International, Inc.	8,800	281,336
	Costco Wholesale Corp.	14,250	796,432
*	Cuisine Solutions, Inc.	500	3,675
	CVS Corp.	29,000	910,890
*	Darling International, Inc.	10,900	59,950
*	Dean Foods Co.	12,330	555,343
	Del Monte Foods Co.	24,100	277,150
	Delta & Pine Land Co.	1,500	61,410
*	Elizabeth Arden, Inc.	3,600	78,408
*	Energizer Holdings, Inc.	2,804	240,920
	Estee Lauder Companies, Inc.	5,900	282,492
	Farmer Brothers Co.	2,544	54,111
	Flowers Foods, Inc.	5,300	155,767
*	Galaxy Nutritional Foods, Inc.	100	68
	General Mills, Inc.	12,440	701,118
	Golden Enterprises, Inc.	1,328	4,077
#	Great Atlantic & Pacific Tea Co., Inc.	4,400	139,920
*	Green Mountain Coffee, Inc.	1,000	56,090
*	Griffin Land & Nurseries, Inc. Class A	854	31,957
*	Hain Celestial Group, Inc.	5,500	159,555
	Heinz (H.J.) Co.	11,861	544,064
*	Hines Horticulture, Inc.	1,500	2,385
	Hormel Foods Corp.	8,220	300,030
	Ingles Market, Inc. Class A	1,611	61,508
*	Integrated Biopharma, Inc.	500	2,915
	Inter Parfums, Inc.	2,200	42,482
	J & J Snack Foods Corp.	2,270	90,096
	J. M. Smucker Co.	6,900	342,240
*	Katy Industries, Inc.	519	1,069
	Kellogg Co.	14,314	714,555
	Kimberly-Clark Corp.	16,314	1,111,147
#	Kraft Foods, Inc.	22,530	719,158
	Lancaster Colony Corp.	3,000	127,050
	Lance, Inc.	2,500	49,900
*	Lifeway Foods, Inc.	800	7,544
	Loews Corp. - Carolina Group	5,506	396,597
	Longs Drug Stores Corp.	5,708	262,910
#	Mannatech, Inc.	3,300	48,972
*	Maui Land & Pineapple Co., Inc.	1,000	30,750
	McCormick & Co., Inc.	5,916	226,524
	McCormick & Co., Inc. Voting Common	478	18,231

13

*	Medifast, Inc.	670	$5,708
	MGP Ingredients, Inc.	2,250	44,640
	Molson Coors Brewing Co.	6,434	543,287
*	Monterey Pasta Co.	644	2,853
#	Nash Finch Co.	2,200	66,132
*	National Beverage Corp.	3,300	43,032
*	Natrol, Inc.	350	913
*	Natural Alternatives International, Inc.	900	8,010
*	Natural Health Trends Corp.	300	600
	Nature’s Sunshine Products, Inc.	200	2,400
*	NBTY, Inc.	8,200	399,176
	Nu Skin Enterprises, Inc. Class A	8,600	145,942
	Oil-Dri Corp. of America	777	13,761
*	Omega Protein Corp.	3,800	25,308
*	Pantry, Inc.	2,900	136,735
* #	Parlux Fragrances, Inc.	3,100	18,600
*	Pathmark Stores, Inc.	6,600	75,438
*	Peet’s Coffee & Tea, Inc.	1,900	48,165
	Pepsi Bottling Group, Inc.	20,850	646,350
	PepsiAmericas, Inc.	15,400	328,174
	PepsiCo, Inc.	46,430	2,932,054
*	Performance Food Group Co.	5,100	150,297
#	Pilgrim’s Pride Corp.	9,600	294,144
*	Playtex Products, Inc.	6,500	89,115
*	PriceSmart, Inc.	4,500	65,430
	Procter & Gamble Co.	113,882	7,230,368
*	Pyramid Breweries, Inc.	1,036	4,144
*	Ralcorp Holdings, Inc.	2,600	150,852
*	Redhook Ale Brewery, Inc.	900	5,985
	Reliv International, Inc.	1,440	15,178
*	Revlon, Inc.	16,082	20,263
#	Reynolds American, Inc.	15,800	964,590
* #	Rite Aid Corp.	63,200	377,304
	Rocky Mountain Chocolate Factory, Inc.	288	3,931
	Ruddick Corp.	7,310	207,092
	Safeway, Inc.	13,630	471,189
*	San Filippo (John B.) & Son, Inc.	1,100	15,565
	Sanderson Farms, Inc.	3,104	100,414
	Sara Lee Corp.	39,100	643,586
*	Schiff Nutrition International, Inc.	1,640	11,136
*	Seneca Foods Corp. Class A	773	20,415
*	Seneca Foods Corp. Class B	287	8,070
*	Smart & Final Food, Inc.	4,900	105,105
*	Smithfield Foods, Inc.	13,540	395,503
	Spartan Stores, Inc.	2,101	49,563
*	Spectrum Brands, Inc.	8,600	75,938
*	Star Scientific, Inc.	5,100	4,896
#	Supervalu, Inc.	23,270	860,059
	Sysco Corp.	22,222	732,437
	Tasty Baking Co.	1,100	10,065
	The Hershey Co.	6,200	327,856
	The Kroger Co.	23,311	598,393
	The Topps Co., Inc.	5,800	53,128
*	Tofutti Brands, Inc.	400	1,220
	Tootsie Roll Industries, Inc.	4,427	133,784

14

	Tyson Foods, Inc. Class A	30,383	$554,490
*	United Natural Foods, Inc.	5,280	157,238
	United-Guardian, Inc.	100	908
	Universal Corp.	2,300	121,141
*	USANA Health Services, Inc.	1,155	67,071
#	UST, Inc.	7,961	462,216
#	Vector Group, Ltd.	6,945	126,677
	Village Super Market, Inc.	273	21,256
*	Vita Food Products, Inc.	258	428
	Walgreen Co.	28,800	1,287,648
	Wal-Mart Stores, Inc.	150,048	7,247,318
	WD-40 Co.	1,700	54,230
	Weis Markets, Inc.	4,180	181,830
	Whole Foods Market, Inc.	5,700	272,289
*	Wild Oats Markets, Inc.	2,500	45,975
	Wrigley (Wm.) Jr. Co.	7,858	391,328
*	Zapata Corp.	2,226	15,382
Total Consumer Staples			60,917,609

Energy — (6.7%)
*	Abraxas Petroleum Corp.	2,500	7,650
	Adams Resources & Energy, Inc.	700	26,117
*	Allis-Chalmers Energy, Inc.	5,300	86,973
*	American Oil & Gas, Inc.	4,400	25,740
	Anadarko Petroleum Corp.	16,440	661,381
	Apache Corp.	14,656	1,004,376
#	Arch Coal, Inc.	5,300	165,042
*	Arena Resources, Inc.	1,900	85,804
*	Atlas America, Inc.	1,155	61,689
* #	ATP Oil & Gas Corp.	1,955	80,546
*	Atwood Oceanics, Inc.	3,200	161,920
	Baker Hughes, Inc.	8,450	550,179
	Barnwell Industries, Inc.	770	16,093
	Berry Petroleum Corp. Class A	3,600	109,008
#	BJ Services Co.	10,900	292,011
*	Bois d’Arc Energy, Inc.	700	9,527
*	Bolt Technology Corp.	670	16,750
*	Boots & Coots International Well Control, Inc.	15,700	32,185
*	Brigham Exploration Co.	2,950	17,464
*	Bristow Group, Inc.	3,600	131,940
	Cabot Oil & Gas Corp.	6,900	466,164
*	Callon Petroleum Co.	700	9,324
* #	Cameron International Corp.	5,800	328,802
#	CARBO Ceramics, Inc.	2,800	120,736
*	Carrizo Oil & Gas, Inc.	2,800	86,184
* #	Cheniere Energy, Inc.	2,900	81,200
	Chesapeake Energy Corp.	20,900	637,241
	Chevron Corp.	107,160	7,352,248
	Cimarex Energy Co.	10,040	350,496
	CKX Lands, Inc.	144	2,023
*	Clayton Williams Energy, Inc.	1,421	43,667
* #	CNX Gas Corp.	6,000	145,140
*	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	5,426	222,412
*	Complete Production Services, Inc.	5,400	103,734

15

*	Comstock Resources, Inc.	6,610	$177,478
	ConocoPhillips	83,489	5,461,850
#	CONSOL Energy, Inc.	6,500	231,855
*	Contango Oil & Gas Co.	1,300	28,210
#	Crosstex Energy, Inc.	5,756	186,782
*	Dawson Geophysical Co.	1,370	57,691
*	Delta Petroleum Corp.	7,381	147,620
*	Denbury Resources, Inc.	11,000	317,240
	Devon Energy Corp.	17,600	1,156,496
#	Diamond Offshore Drilling, Inc.	6,700	521,394
* #	Dresser-Rand Group, Inc.	10,059	261,232
*	Dril-Quip, Inc.	4,100	158,178
*	Dune Energy, Inc.	3,800	8,170
* #	Edge Petroleum Corp.	1,700	21,369
	El Paso Corp.	34,690	498,842
*	Encore Acquisition Co.	6,500	157,755
*	Endeavour International Corp.	18,100	37,467
*	Energy Partners, Ltd.	2,700	58,590
	ENSCO International, Inc.	14,000	701,540
	EOG Resources, Inc.	13,000	880,620
* #	Evergreen Energy, Inc.	5,900	46,315
	Exxon Mobil Corp.	161,825	11,599,616
*	FMC Technologies, Inc.	3,302	217,206
* #	Forest Oil Corp.	8,710	277,849
	Foundation Coal Holdings, Inc.	200	6,584
	Frontier Oil Corp.	9,800	289,590
*	FX Energy, Inc.	1,700	12,427
* #	Gasco Energy, Inc.	3,800	7,904
*	Giant Industries, Inc.	1,500	113,310
*	GMX Resources, Inc.	1,231	39,946
* #	Goodrich Petroleum Corp.	1,813	62,023
* #	Grant Prideco, Inc.	7,900	342,939
*	Grey Wolf, Inc.	23,700	158,553
	Gulf Island Fabrication, Inc.	1,729	59,236
*	Gulfmark Offshore, Inc.	3,300	130,548
*	Gulfport Energy Corp.	2,800	33,320
	Halliburton Co.	26,385	814,769
*	Hanover Compressor Co.	13,120	287,984
*	Harvest Natural Resources, Inc.	4,600	43,470
* #	Helix Energy Solutions Group, Inc.	7,366	247,277
	Helmerich & Payne, Inc.	19,700	535,840
	Hess Corp.	15,700	832,885
	Holly Corp.	3,764	208,789
*	Hornbeck Offshore Services, Inc.	3,300	88,341
*	Houston American Energy Corp.	3,400	11,900
*	Houston Exploration Co.	2,000	104,840
	Hugoton Royalty Trust	315	7,670
*	Hydril Co.	1,800	171,270
*	Infinity, Inc.	2,100	6,993
*	Input/Output, Inc.	8,416	114,205
	Kinder Morgan, Inc.	2,400	253,824
*	Lone Star Technologies, Inc.	4,512	214,455
	Lufkin Industries, Inc.	1,910	102,834
	Marathon Oil Corp.	13,910	1,262,193
*	Mariner Energy, Inc.	11,348	209,938

16

	MarkWest Hydrocarbon, Inc.	902	$56,519
#	Massey Energy Co.	5,600	135,856
*	Matrix Service Co.	2,900	51,997
*	McMoran Exploration Co.	2,400	30,696
*	Meridian Resource Corp.	7,300	18,834
*	Metretek Technologies, Inc.	1,570	19,091
*	Mexco Energy Corp.	111	610
*	Mitcham Industries, Inc.	700	9,576
	Murphy Oil Corp.	20,250	1,049,355
*	NATCO Group, Inc. Class A	1,800	62,370
*	National-Oilwell, Inc.	15,650	1,089,866
*	Natural Gas Services Group	1,400	18,480
*	Newfield Exploration Co.	10,720	463,318
*	Newpark Resources, Inc.	14,500	88,450
	Noble Energy, Inc.	15,350	883,699
	Occidental Petroleum Corp.	33,424	1,543,520
*	Oceaneering International, Inc.	6,600	260,304
*	Oil States International, Inc.	4,810	141,173
*	OMNI Energy Services Corp.	800	7,288
	Overseas Shipholding Group, Inc.	4,810	291,390
* #	Pacific Ethanol, Inc.	3,000	49,740
	Panhandle Royalty Co.	964	18,383
*	Parallel Petroleum Corp.	2,000	38,300
*	Parker Drilling Co.	12,016	102,977
	Patterson-UTI Energy, Inc.	19,000	423,510
#	Peabody Energy Corp.	9,700	391,880
	Penn Virginia Corp.	2,070	144,238
*	Petrohawk Energy Corp.	32,950	394,411
*	Petroleum Development Corp.	2,600	136,162
*	PetroQuest Energy, Inc.	6,673	76,806
*	PHI, Inc.	252	7,563
*	PHI, Inc. Non-Voting	1,900	53,162
*	Pioneer Drilling Co.	3,800	45,828
	Pioneer Natural Resources Co.	10,307	396,304
*	Plains Exploration & Production Co.	8,700	396,981
#	Pogo Producing Co.	6,910	330,229
*	Pride International, Inc.	14,940	430,272
*	Quest Resource Corp.	2,500	21,050
* #	Quicksilver Resources, Inc.	9,500	366,415
#	Range Resources Corp.	9,700	309,721
* #	Rentech, Inc.	7,500	25,650
#	Rowan Companies, Inc.	15,920	487,630
*	Royale Energy, Inc.	400	1,408
	RPC, Inc.	9,060	135,447
*	SEACOR Holdings, Inc.	4,500	435,600
#	Smith International, Inc.	8,100	332,100
*	Southwestern Energy Co.	8,680	338,520
*	Spectra Energy Corp.	13,340	343,238
#	St. Mary Land & Exploration Co.	7,100	255,671
*	Stone Energy Corp.	700	21,490
* #	SulphCo, Inc.	3,200	10,240
	Sunoco, Inc.	7,300	470,996
*	Superior Energy Services, Inc.	7,900	242,135
*	Swift Energy Corp.	4,500	174,780
* #	Syntroleum Corp.	1,800	5,688

17

#	Tesoro Petroleum Corp.	7,310	$666,233
*	Teton Energy Corp.	1,200	6,072
*	TETRA Technologies, Inc.	3,400	75,582
*	TGC Industries, Inc.	1,415	11,263
*	The Exploration Company of Delaware	4,900	55,860
	The Williams Companies, Inc.	17,010	458,760
#	Tidewater, Inc.	8,000	415,760
*	Toreador Resources Corp.	2,500	60,025
*	Transmeridian Exploration, Inc.	9,474	37,991
*	Trico Marine Services, Inc.	1,900	69,236
* #	Tri-Valley Corp.	1,100	8,624
*	Unit Corp.	5,200	254,540
*	Universal Compression Holdings, Inc.	4,700	314,665
*	USEC, Inc.	11,320	160,518
*	VAALCO Energy, Inc.	4,700	30,221
	Valero Energy Corp.	21,830	1,258,499
*	Warren Resources, Inc.	100	1,121
*	Westmoreland Coal Co.	1,000	22,330
*	W-H Energy Services, Inc.	2,500	105,000
*	Whiting Petroleum Corp.	4,800	185,808
*	Whittier Energy Corp.	1,800	19,692
	World Fuel Services Corp.	3,162	142,606
#	XTO Energy, Inc.	13,410	692,761
Total Energy			62,169,072

Financials — (20.3%)
*	1st Constitution Bancorp	434	7,834
	1st Independence Financial Group, Inc.	200	3,400
	1st Source Corp.	3,598	94,663
	21st Century Holding Co.	688	12,680
	21st Century Insurance Group	13,989	296,147
	A.G. Edwards, Inc.	8,100	520,101
	Abigail Adams National Bancorp, Inc.	389	5,582
	Access National Corp.	1,976	18,970
* #	Accredited Home Lenders Holding Co.	2,700	60,696
	Advanta Corp. Class A	1,657	63,447
	Advanta Corp. Class B Non-Voting	3,100	129,487
* #	Affiliated Managers Group, Inc.	3,400	385,900
	AFLAC, Inc.	15,468	730,090
	Alabama National Bancorporation	2,832	205,433
	Alfa Corp.	10,231	186,307
*	Allegheny Corp.	1,150	449,213
	Alliance Financial Corp.	684	20,404
	Allstate Corp.	31,720	1,905,103
	AMBAC Financial Group, Inc.	11,920	1,044,669
	Amcore Financial, Inc.	3,557	116,349
	Ameriana Bancorp	400	5,016
	American Bancorp of New Jersey, Inc.	2,283	26,894
#	American Capital Strategies, Ltd.	17,036	757,761
	American Equity Investment Life Holding Co.	9,050	120,003
	American Express Co.	43,223	2,458,092
	American Financial Group, Inc.	13,325	466,375
*	American Independence Corp.	761	8,242
	American International Group, Inc.	136,458	9,156,332
	American National Bankshares, Inc.	1,046	23,493

18

	American National Insurance Co.	3,969	$505,055
*	American Physicians Capital, Inc.	450	16,686
	American River Bankshares	885	22,789
*	American Spectrum Realty, Inc.	96	2,678
	American West Bancorporation	2,100	45,024
* #	AmeriCredit Corp.	16,400	400,488
	Ameriprise Financial, Inc.	18,972	1,109,103
	Ameris Bancorp	2,000	48,980
*	AmeriServe Financial, Inc.	3,436	15,909
	Anchor Bancorp Wisconsin, Inc.	3,515	99,369
	AON Corp.	32,800	1,234,920
*	Argonaut Group, Inc.	5,000	176,050
	Arrow Financial Corp.	1,136	25,446
*	Asset Acceptance Capital Corp.	4,600	67,850
	Associated Banc-Corp	13,930	481,699
	Assurant, Inc.	13,891	742,474
#	ASTA Funding, Inc.	1,300	43,004
	Astoria Financial Corp.	11,478	324,483
*	Atlantic American Corp.	2,531	8,504
	Atlantic Coast Federal Corp.	1,771	32,887
	Baldwin & Lyons, Inc. Class A	327	8,175
	Baldwin & Lyons, Inc. Class B	2,016	49,735
	BancFirst Corp.	2,294	107,841
	Bancorp Rhode Island, Inc.	800	35,112
	BancorpSouth, Inc.	10,100	251,490
	Bank Mutual Corp.	9,820	114,796
	Bank of America Corp.	237,100	12,061,277
	Bank of Commerce Holdings	868	10,151
*	Bank of Florida Corp.	1,529	29,020
	Bank of Granite Corp.	2,764	49,669
	Bank of Hawaii Corp.	6,100	315,492
	Bank of New York Co., Inc.	23,800	966,756
	Bank of the Ozarks, Inc.	1,900	57,095
	BankAtlantic Bancorp, Inc. Class A	6,900	88,044
	BankFinancial Corp.	4,101	71,603
	BankUnited Financial Corp. Class A	4,800	117,216
	Banner Corp.	1,938	80,834
	Bar Harbor Bankshares	200	6,412
	BB&T Corp.	26,560	1,128,269
*	Beach First National Bancshares, Inc.	600	14,340
	Bear Stearns Companies, Inc.	5,800	882,992
	Berkley (W.R.) Corp.	17,400	567,240
	Berkshire Bancorp, Inc.	1,000	15,725
	Berkshire Hills Bancorp, Inc.	1,500	51,855
	Beverly Hills Bancorp, Inc.	3,034	23,119
*	BFC Financial Corp.	2,200	12,848
	Blackrock, Inc.	5,700	906,528
*	BNCCORP, Inc.	409	6,115
	BOK Financial Corp.	7,988	400,438
	Boston Private Financial Holdings, Inc.	5,600	161,560
	Bristol West Holdings, Inc.	4,510	73,287
	Brooke Corp.	1,300	16,770
	Brookline Bancorp, Inc.	9,317	118,885
	Brown & Brown, Inc.	5,600	157,640
*	Brunswick Bancorp	200	2,400

19

	Bryn Mawr Bank Corp.	968	$22,487
	C&F Financial Corp.	721	31,760
	Cadence Financial Corp.	1,717	35,490
	California First National Bancorp	1,006	13,591
	Camco Financial Corp.	900	10,989
	Camden National Corp.	796	35,326
	Capital Bank Corp.	1,863	33,981
	Capital City Bank Group, Inc.	2,885	96,561
	Capital Corp. of the West	967	27,618
	Capital One Financial Corp.	20,026	1,543,604
	Capital Properties, Inc.	300	6,885
	Capital Southwest Corp.	675	92,974
	Capitol Bancorp, Ltd.	2,500	100,625
	Capitol Federal Financial	7,061	264,434
	Cardinal Financial Corp.	3,600	36,576
	Carrollton Bancorp	277	4,687
	Carver Bancorp, Inc.	200	3,300
	Cash America International, Inc.	3,600	146,196
*	Cash Systems, Inc.	1,000	5,500
	Cathay General Bancorp	5,700	193,401
*	CB Richard Ellis Group, Inc.	11,300	376,516
* #	Centennial Bank Holdings, Inc.	7,200	61,272
	Center Bancorp, Inc.	2,270	35,752
	Center Financial Corp.	1,400	30,226
#	Centerstate Banks of Florida, Inc.	2,100	38,871
	Central Bancorp, Inc.	62	1,959
	Central Pacific Financial Corp.	4,665	175,824
	Central Virginia Bankshares, Inc.	610	16,421
*	Centrue Financial Corp.	476	9,211
	Century Bancorp, Inc. Class A	599	16,023
	CFS Bancorp, Inc.	1,100	16,137
	Charter Financial Corp.	2,367	114,799
	Chemical Financial Corp.	3,800	110,200
	Chittenden Corp.	6,775	207,247
	Chubb Corp.	20,107	1,026,462
	Cincinnati Financial Corp.	15,230	658,241
	CIT Group, Inc.	19,906	1,124,092
	Citigroup, Inc.	261,145	13,161,708
	Citizens Banking Corp.	7,533	170,999
	Citizens First Bancorp, Inc.	1,274	32,016
	Citizens Holding Co.	500	10,980
	Citizens South Banking Corp.	1,341	17,822
*	Citizens, Inc.	6,470	44,643
	City Holding Co.	2,900	114,086
	City National Corp.	6,371	459,859
	Civitas BankGroup, Inc.	1,145	10,958
	Clark, Inc.	300	5,154
*	Clayton Holdings, Inc.	600	13,308
	Clifton Savings Bancorp, Inc.	4,271	50,441
*	CNA Financial Corp.	29,190	1,198,541
*	CNA Surety Corp.	6,635	130,975
	CNB Financial Corp.	900	12,834
	CoBiz, Inc.	2,181	44,667
	Codorus Valley Bancorp, Inc.	658	13,028
	Cohen & Steers, Inc.	1,800	75,294

20

*	Colonial Bankshares, Inc.	379	$5,116
	Colony Bankcorp, Inc.	970	19,352
	Columbia Bancorp	1,306	31,383
	Columbia Banking System, Inc.	2,600	87,672
	Comerica, Inc.	14,100	851,499
	Comm Bancorp, Inc.	300	13,500
#	Commerce Bancorp, Inc.	14,450	482,919
	Commerce Bancshares, Inc.	10,457	517,099
	Commerce Group, Inc.	8,000	229,360
	Commercial Bancshares, Inc.	791	39,890
	Commercial National Financial Corp.	300	5,585
	Commonwealth Bankshares, Inc.	790	18,447
*	Community Bancorp	290	9,010
	Community Bank System, Inc.	4,810	102,886
	Community Banks, Inc.	4,065	102,032
	Community Bankshares, Inc.	500	8,100
	Community Capital Corp.	453	9,250
	Community Central Bank Corp.	441	4,961
	Community Trust Bancorp, Inc.	2,300	82,110
	Community West Bancshares	563	8,828
	Compass Bancshares, Inc.	6,830	471,338
* #	CompuCredit Corp.	5,800	180,090
* #	Conseco, Inc.	21,600	430,920
	Consolidated-Tokoma Land Co.	662	50,722
*	Consumer Portfolio Services, Inc.	2,400	16,440
	Cooperative Bankshares, Inc.	764	13,423
#	Corus Bankshares, Inc.	5,400	100,224
	Countrywide Financial Corp.	27,500	1,052,700
*	Cowen Group, Inc.	2,600	51,584
*	Cowlitz Bancorporation	473	7,970
	Crawford & Co. Class A	2,458	13,421
	Crawford & Co. Class B	3,980	23,601
	Cullen Frost Bankers, Inc.	6,200	335,296
	CVB Financial Corp.	10,152	124,565
*	Dearborn Bancorp, Inc.	1,137	22,001
	Delphi Financial Group, Inc. Class A	5,415	212,755
#	Delta Financial Corp.	3,800	35,948
	Desert Community Bank	900	16,650
	Dime Community Bancshares	5,600	70,392
	Donegal Group, Inc. Class A	3,070	52,681
	Donegal Group, Inc. Class B	1,066	18,666
#	Downey Financial Corp.	3,400	222,836
*	E*TRADE Financial Corp.	30,100	695,009
	East West Bancorp, Inc.	6,800	253,436
	Eaton Vance Corp.	6,700	232,423
	ECB Bancorp, Inc.	500	16,075
	EMC Insurance Group, Inc.	900	24,534
*	Empire Financial Holding Co.	700	1,778
*	Encore Capital Group, Inc.	3,100	31,775
*	Enstar Group, Ltd.	500	50,250
	Enterprise Financial Services Corp.	1,463	42,164
	Erie Indemnity Co.	6,493	350,038
	ESB Financial Corp.	1,273	14,092
	Evans Bancorp, Inc.	200	4,030
	Exchange National Bancshares, Inc.	338	11,769

21

*	EZCORP, Inc. Class A Non-Voting	4,200	$62,370
#	F.N.B. Corp.	8,967	153,874
	FBL Financial Group, Inc. Class A	4,805	187,059
	Federal Agriculture Mortgage Corporation Class C	1,676	42,906
	Federal Home Loan Mortgage Corporation	34,070	2,186,613
	Federal National Mortgage Association	35,638	2,021,744
	Federal Trust Corp.	936	9,248
	Federated Investors, Inc.	6,000	214,620
	Fidelity Bancorp, Inc.	200	3,796
	Fidelity National Financial, Inc.	15,070	361,680
	Fidelity Southern Corp.	1,600	30,256
	Fifth Third Bancorp	29,180	1,175,370
	Financial Federal Corp.	3,660	99,149
	Financial Institutions, Inc.	1,490	31,901
*	First Acceptance Corp.	5,800	59,218
*	First Albany Companies, Inc.	1,800	3,330
	First American Corp.	8,997	424,209
	First Bancorp	2,224	49,395
	First Bancorp of Indiana, Inc.	96	1,781
	First Bancshares, Inc.	200	3,445
	First Busey Corp.	2,452	53,527
*	First Cash Financial Services, Inc.	3,500	78,680
	First Charter Corp.	5,600	135,016
	First Citizens BancShares, Inc.	1,036	217,063
	First Commonwealth Financial Corp.	9,491	116,834
	First Community Bancorp	4,382	237,855
	First Community Bancshares, Inc.	1,747	66,229
	First Defiance Financial Corp.	1,121	32,318
	First Federal Bancshares of Arkansas, Inc.	500	11,800
	First Federal Bancshares, Inc.	93	2,139
	First Federal Bankshares, Inc.	800	17,488
	First Federal of Northern Michigan Bancorp, Inc.	300	2,745
	First Financial Bancorp	6,400	100,544
	First Financial Bankshares, Inc.	2,465	103,357
	First Financial Corp.	1,900	58,957
	First Financial Holdings, Inc.	1,300	45,045
	First Financial Service Corp.	452	14,102
	First Franklin Corp.	197	3,581
#	First Horizon National Corp.	13,557	584,985
	First Indiana Corp.	2,325	51,173
*	First Keystone Financial, Inc.	170	3,499
	First M&F Corp.	1,050	19,163
#	First Marblehead Corp.	4,500	203,130
*	First Mariner Bancorp, Inc.	765	12,875
	First Merchants Corp.	3,000	73,890
	First Midwest Bancorp, Inc.	4,400	165,528
	First Mutual Bancshares, Inc.	1,102	24,575
	First National Lincoln Corp.	1,926	31,914
	First Niagara Financial Group, Inc.	13,640	193,688
	First PacTrust Bancorp, Inc.	633	17,661
	First Place Financial Corp.	2,600	54,392
*	First Regional Bancorp	1,200	37,752
	First Republic Bank	3,301	176,934
#	First South Bancorp, Inc.	1,061	29,453
	First State Bancorporation	2,700	60,264

22

	First United Corp.	1,215	$27,204
	First West Virginia Bancorp, Inc.	200	4,000
	Firstbank Corp.	984	20,915
*	FirstCity Financial Corp.	1,752	19,395
* #	FirstFed Financial Corp.	2,500	143,000
	FirstMerit Corp.	11,600	248,820
	Flagstar Bancorp, Inc.	9,700	134,248
	Flushing Financial Corp.	3,700	60,125
	FMS Financial Corp.	450	14,549
	FNB Corp. VA	1,028	37,162
	FNB Financial Services Corp.	915	14,640
	FNB United Corp.	2,243	38,669
	Forest City Enterprises, Inc. Class B	946	58,274
*	FPIC Insurance Group, Inc.	1,780	78,783
*	Franklin Bank Corp.	4,100	75,645
*	Franklin Credit Management Corp.	900	4,266
	Franklin Resources, Inc.	9,110	1,069,423
#	Fremont General Corp.	5,830	51,304
	Frontier Financial Corp.	5,118	133,887
	Fulton Financial Corp.	20,605	316,699
#	Gallagher (Arthur J.) & Co.	9,100	260,533
	GAMCO Investors, Inc.	1,050	40,961
	Gateway Financial Holdings, Inc.	2,001	29,155
	GB&T Bancshares, Inc.	2,463	47,363
	German American Bancorp, Inc.	2,040	28,580
	Glacier Bancorp, Inc.	6,300	154,035
	Gouverneur Bancorp, Inc.	200	2,460
	Great American Financial Resources, Inc.	7,607	190,479
*	Great Lakes Bancorp, Inc.	1,275	16,907
	Great Pee Dee Bancorp, Inc.	162	2,511
	Great Southern Bancorp, Inc.	2,031	59,244
	Greater Bay Bancorp	6,200	166,160
	Greater Community Bancorp	773	14,014
	Greene County Bancshares, Inc.	1,553	52,895
#	Greenhill & Co., Inc.	1,900	128,022
*	Greenville First Bancshares, Inc.	406	8,737
*	Grubb & Ellis Co.	947	10,559
	GS Financial Corp.	400	8,212
	Guaranty Federal Bancshares, Inc.	555	16,323
	Habersham Bancorp	200	4,628
	Hancock Holding Co.	3,000	133,710
	Hanmi Financial Corp.	6,410	125,187
	Hanover Insurance Group, Inc.	6,200	291,214
	Harleysville Group, Inc.	4,800	156,048
	Harleysville National Corp.	4,430	79,784
	Harleysville Savings Financial Corp.	573	9,752
	Harrington West Financial Group, Inc.	979	16,986
	Hartford Financial Services Group, Inc.	15,458	1,461,708
	HCC Insurance Holdings, Inc.	16,371	513,231
	Heartland Financial USA, Inc.	2,756	71,408
	Hercules Technology Growth Capital, Inc.	2,940	40,984
	Heritage Commerce Corp.	1,767	44,634
	Heritage Financial Corp.	612	15,312
	Heritage Financial Group	1,200	19,500
	HF Financial Corp.	483	8,878

23

	Hilb Rogal Hamilton Co.	3,800	$172,140
	Hingham Institution for Savings	200	7,262
	HMN Financial, Inc.	690	23,757
	Home Federal Bancorp	553	16,314
	HopFed Bancorp, Inc.	358	5,760
	Horace Mann Educators Corp.	6,600	133,584
	Horizon Financial Corp.	1,375	30,154
*	HouseValues, Inc.	100	509
#	Hudson City Bancorp, Inc.	60,979	817,119
	Huntington Bancshares, Inc.	25,452	589,214
	IBERIABANK Corp.	1,587	85,746
	IBT Bancorp, Inc.	462	9,679
	Independence Holding Co.	1,972	42,299
	Independent Bank Corp. MA	2,100	65,331
	Independent Bank Corp. MI	2,881	64,304
#	IndyMac Bancorp, Inc.	8,800	302,104
	Infinity Property & Casualty Corp.	2,500	115,450
	Integra Bank Corp.	2,600	62,530
	International Bancshares Corp.	9,469	276,305
	International Securities Exchange Holdings, Inc.	2,821	130,471
*	Intervest Bancshares Corp.	1,000	28,090
*	Investment Technology Group, Inc.	3,600	147,348
	Investors Capital Holdings, Ltd.	600	3,780
	Investors Financial Services Corp.	5,400	316,116
	Investors Title Co.	300	14,988
	Irwin Financial Corp.	5,200	107,432
	ITLA Capital Corp.	300	15,486
	Janus Capital Group, Inc.	19,082	405,493
	Jefferies Group, Inc.	17,473	472,645
	Jefferson Bancshares, Inc.	1,078	13,637
	Jones Lang LaSalle, Inc.	2,800	296,380
	JPMorgan Chase & Co.	176,263	8,707,392
	Kearny Financial Corp.	200	2,952
	KeyCorp	19,620	740,459
	K-Fed Bancorp	1,830	36,271
*	KMG America Corp.	100	917
	KNBT Bancorp, Inc.	4,245	64,184
*	Knight Capital Group, Inc.	14,400	227,664
* #	LaBranche & Co., Inc.	800	6,936
	Lakeland Bancorp, Inc.	3,767	53,039
	Lakeland Financial Corp.	1,594	36,917
	LandAmerica Financial Group, Inc.	2,700	187,839
	Landmark Bancorp, Inc.	238	6,629
	Leesport Financial Corp.	749	17,249
	Legacy Bancorp, Inc.	1,706	27,125
	Legg Mason, Inc.	6,500	667,810
	Lehman Brothers Holdings, Inc.	26,040	1,908,732
	Leucadia National Corp.	24,329	688,754
	Lincoln Bancorp	715	13,735
	Lincoln National Corp.	13,544	923,024
#	LNB Bancorp, Inc.	1,158	16,965
	Loews Corp.	31,556	1,370,793
	LSB Bancshares, Inc.	1,397	21,612
	LSB Corp.	600	10,140
	LSB Financial Corp.	210	5,583

24

	M&T Bank Corp.	5,400	$647,568
	Macatawa Bank Corp.	2,031	38,102
	MAF Bancorp, Inc.	4,110	181,868
	MainSource Financial Group, Inc.	3,050	51,240
*	Markel Corp.	1,100	526,735
*	MarketAxess Holdings, Inc.	100	1,402
*	Marlin Business Services, Inc.	2,000	45,860
	Marsh & McLennan Companies, Inc.	20,361	599,021
#	Marshall & Ilsley Corp.	27,413	1,302,940
	MASSBANK Corp.	750	24,608
	Mayflower Bancorp, Inc.	210	2,545
	MB Financial, Inc.	5,613	206,502
	MBIA, Inc.	13,319	885,314
	MBT Financial Corp.	2,998	38,854
	MCG Capital Corp.	6,300	119,385
*	Meadowbrook Insurance Group, Inc.	800	8,424
	Medallion Financial Corp.	2,900	32,683
#	Mellon Financial Corp.	9,300	403,899
	Mercantile Bancorp, Inc.	600	13,335
	Mercantile Bank Corp.	915	31,073
	Mercantile Bankshares Corp.	7,330	345,096
	Mercer Insurance Group, Inc.	1,135	21,837
	Merchants Bancshares, Inc.	1,383	32,196
	Merchants Group, Inc.	200	6,550
	Mercury General Corp.	6,600	351,780
	Merrill Lynch & Co., Inc.	46,050	3,853,464
	Merrill Merchants Bancshares, Inc.	206	6,423
	Meta Financial Group, Inc.	354	10,135
	MetLife, Inc.	40,245	2,541,472
	MetroCorp Bancshares, Inc.	1,964	39,653
	MFB Corp.	200	6,892
	MGIC Investment Corp.	6,910	417,019
	MicroFinancial, Inc.	1,200	6,936
	Mid Penn Bancorp, Inc.	410	10,070
	Midland Co.	2,931	125,066
	MidSouth Bancorp, Inc.	879	24,454
	Mid-State Bancshares	2,400	88,416
	Midwest Banc Holdings, Inc.	3,800	73,986
	MidWestOne Financial Group, Inc.	438	8,099
	Monroe Bancorp	885	15,355
	Moody’s Corp.	9,520	616,134
	Morgan Stanley	35,660	2,671,647
*	Move, Inc.	10,900	65,073
	Municipal Mortgage & Equity, L.L.C.	2,427	70,844
	MutualFirst Financial, Inc.	632	12,861
	Nara Bancorp, Inc.	3,581	66,284
* #	Nasdaq Stock Market, Inc.	8,724	261,109
	National City Corp.	31,701	1,199,883
#	National Financial Partners Corp.	5,710	263,574
	National Penn Bancshares, Inc.	7,504	139,950
	National Security Group, Inc.	200	3,550
	National Western Life Insurance Co. Class A	500	113,970
	Nationwide Financial Services, Inc.	6,114	327,710
*	Navigators Group, Inc.	2,600	129,220
	NBT Bancorp, Inc.	4,314	96,763

25

*	Nelnet, Inc. Class A	3,900	$100,737
	NetBank, Inc.	5,300	17,066
	New England Bancshares, Inc.	945	12,474
	New Hampshire Thrift Bancshares, Inc.	979	15,468
*	New Westfield Financial, Inc.	3,511	37,111
#	New York Community Bancorp, Inc.	33,177	555,383
	NewAlliance Bancshares, Inc.	14,738	232,860
*	Newtek Business Services, Inc.	2,400	5,928
*	NexCen Brands, Inc.	5,900	61,596
	North Bay Bancorp	856	27,914
	North Central Bancshares, Inc.	200	8,011
	North Valley Bancorp	1,261	31,651
	Northeast Bancorp	200	3,714
*	Northeast Community Bancorp, Inc.	109	1,276
*	Northern Empire Bancshares	1,270	36,944
	Northern Trust Corp.	7,613	459,064
	Northrim BanCorp, Inc.	1,096	31,981
	Northway Financial, Inc.	200	6,436
	Northwest Bancorp, Inc.	6,063	159,214
	Norwood Financial Corp.	340	11,280
	Nuveen Investments	2,800	136,332
	NYMAGIC, Inc.	1,400	55,118
* #	NYSE Group, Inc.	5,300	449,970
	Oak Hill Financial, Inc.	900	24,669
	OceanFirst Financial Corp.	2,197	45,698
*	Ocwen Financial Corp.	8,438	98,134
	Odyssey Re Holdings Corp.	10,130	394,665
	Ohio Casualty Corp.	9,300	277,326
	Ohio Valley Banc Corp.	662	16,881
	Old National Bancorp	10,430	190,243
	Old Republic International Corp.	25,896	577,999
	Old Second Bancorp, Inc.	1,336	38,089
	Omega Financial Corp.	2,158	62,776
	optionsXpress Holding, Inc.	400	9,284
	PAB Bankshares, Inc.	1,680	30,794
	Pacific Capital Bancorp	6,300	198,450
	Pacific Continental Corp.	1,489	29,616
*	Pacific Mercantile Bancorp	1,400	20,272
*	Pacific Premier Bancorp, Inc.	670	7,672
*	Pacific State Bancorp	500	10,625
	Pamrapo Bancorp, Inc.	800	18,904
	Park Bancorp, Inc.	153	5,087
#	Park National Corp.	2,108	196,613
	Parkvale Financial Corp.	899	26,925
	Partners Trust Financial Group, Inc.	7,629	86,513
	Peapack-Gladstone Financial Corp.	1,172	30,882
*	Pelican Financial, Inc. Escrow Shares	100	0
*	Penn Treaty American Corp.	3,100	24,118
	Pennfed Financial Services, Inc.	1,967	40,028
	Penns Woods Bancorp, Inc.	699	24,640
*	Pennsylvania Commerce Bancorp, Inc.	636	17,922
	Peoples Bancorp of North Carolina	644	17,433
	Peoples Bancorp, Inc. IN	470	9,360
	Peoples Bancorp, Inc. OH	1,700	47,175
#	Peoples Bank CT	6,900	306,291

26

	Peoples Community Bancorp	1,000	$17,990
	PFF Bancorp, Inc.	3,300	104,346
*	Philadelphia Consolidated Holding Corp.	7,800	358,098
*	Pico Holdings, Inc.	2,200	92,620
	Pinnacle Bancshares, Inc.	200	3,064
*	Pinnacle Financial Partners, Inc.	2,350	72,827
*	Piper Jaffray Companies, Inc.	200	13,022
*	PMA Capital Corp. Class A	5,602	52,603
	PMI Group, Inc.	11,310	530,100
	PNC Financial Services Group, Inc.	14,410	1,056,397
*	Portfolio Recovery Associates, Inc.	1,900	83,676
	Premier Financial Bancorp, Inc.	500	8,100
	Presidential Life Corp.	700	14,294
	Princeton National Bancorp, Inc.	546	17,734
	Principal Financial Group, Inc.	14,120	859,767
	PrivateBancorp, Inc.	2,200	80,564
*	ProAssurance Corp.	4,200	216,300
	ProCentury Corp.	1,790	36,069
	Progressive Corp.	26,800	614,524
	Prosperity Bancshares, Inc.	4,134	143,739
	Protective Life Corp.	10,500	466,305
	Providence Community Bancshares, Inc.	200	4,105
	Provident Bankshares Corp.	4,410	151,307
	Provident Financial Holdings, Inc.	1,135	30,804
	Provident Financial Services, Inc.	9,820	172,439
	Provident New York Bancorp	6,700	90,785
	Prudential Financial, Inc.	23,450	2,132,543
*	PSB Bancorp, Inc.	541	8,791
	PSB Holdings, Inc.	1,100	12,122
	Pulaski Financial Corp.	1,699	28,220
	Radian Group, Inc.	6,610	379,745
	Rainier Pacific Financial Group, Inc.	900	19,359
	Raymond James Financial, Inc.	16,683	502,158
*	Realogy Corp.	20,725	613,046
	Regions Financial Corp.	38,116	1,365,315
	Reinsurance Group of America, Inc.	7,400	422,392
	Renasant Corp.	2,526	61,382
	Republic Bancorp, Inc. Class A	2,666	58,305
*	Republic First Bancorp, Inc.	1,060	13,356
	Resource America, Inc.	2,658	68,869
*	Rewards Network, Inc.	4,155	22,271
	Riverview Bancorp, Inc.	1,819	30,650
	RLI Corp.	3,657	205,011
	Rome Bancorp, Inc.	1,300	16,315
	Royal Bancshares of Pennsylvania, Inc. Class A	1,587	38,596
*	RTW, Inc.	100	922
	Rurban Financial Corp.	449	5,083
	S&T Bancorp, Inc.	3,062	100,036
#	S.Y. Bancorp, Inc.	1,651	42,629
	SAFECO Corp.	12,420	828,662
	Salisbury Bancorp, Inc.	200	7,240
	Sanders Morris Harris Group, Inc.	3,004	31,782
	Sandy Spring Bancorp, Inc.	2,100	69,531
	SCBT Financial Corp.	1,581	59,430
	Schwab (Charles) Corp.	39,582	731,475

27

*	SCPIE Holdings, Inc.	1,870	$43,440
*	Seabright Insurance Holdings	22	413
	Seacoast Banking Corp. of Florida	2,561	60,773
	Security Bank Corp.	3,402	69,843
*	Security National Financial Corp. Class A	735	3,793
	SEI Investments Co.	4,418	267,068
	Selective Insurance Group, Inc.	7,400	180,856
	Shore Financial Corp.	320	4,512
	Siebert Financial Corp.	3,562	13,856
	Sierra Bancorp	1,326	38,069
	Simmons First National Corp. Class A	2,411	67,026
	Sky Financial Group, Inc.	13,100	368,241
	SLM Corp.	10,930	465,837
	South Financial Group, Inc.	8,800	235,664
	South Street Financial Corp.	600	5,550
*	Southcoast Financial Corp.	992	22,469
	Southern Community Financial Corp.	3,325	34,447
*	Southern Connecticut Bancorp, Inc.	300	2,325
	Southside Bancshares, Inc.	1,446	34,024
	Southwest Bancorp, Inc.	2,304	58,660
	Southwest Georgia Financial Corp.	300	5,955
	Sovereign Bancorp, Inc.	53,103	1,341,913
	StanCorp Financial Group, Inc.	7,800	375,960
	State Auto Financial Corp.	6,238	202,174
	State Bancorp, Inc.	1,316	28,491
#	State Street Corp.	10,622	695,847
	Sterling Bancorp	2,678	49,998
	Sterling Bancshares, Inc.	6,165	71,267
	Sterling Financial Corp.	5,625	185,006
	Sterling Financial Corp. (PA)	4,976	107,780
	Stewart Information Services Corp.	1,100	44,660
*	Stifel Financial Corp.	1,500	71,475
*	Stratus Properties, Inc.	1,054	34,255
	Student Loan Corp.	2,139	409,640
	Suffolk Bancorp	1,174	39,047
*	Sun American Bancorp	1,968	10,214
*	Sun Bancorp, Inc.	3,645	68,781
	SunTrust Banks, Inc.	18,048	1,521,627
*	Superior Bancorp	4,321	47,531
	Susquehanna Bancshares, Inc.	6,300	152,838
	Sussex Bancorp	200	3,030
*	SVB Financial Group	3,300	159,390
	SWS Group, Inc.	2,100	55,356
	Synergy Financial Group, Inc.	1,685	27,145
	Synovus Financial Corp.	20,162	652,644
	T. Rowe Price Group, Inc.	11,463	533,717
	Taylor Capital Group, Inc.	1,700	62,169
#	TCF Financial Corp.	12,400	327,856
* #	TD Ameritrade Holding Corp.	25,300	404,800
	TD Banknorth, Inc.	17,487	561,508
	Team Financial, Inc.	400	6,150
	Teche Holding Co.	100	4,550
*	Tejon Ranch Co.	1,000	47,490
* #	Temecula Valley Bancorp, Inc.	918	21,463
	TF Financial Corp.	600	18,375

28

*	The Bancorp, Inc.	1,800	$44,334
	The Colonial BancGroup, Inc.	14,140	365,236
	The Goldman Sachs Group, Inc.	15,269	3,078,230
*	The Intergroup Corp.	200	3,975
	The Phoenix Companies, Inc.	1,300	18,564
	The Savannah Bancorp, Inc.	530	14,877
#	The St. Joe Corp.	3,702	205,979
	The Travelers Companies, Inc.	30,580	1,552,241
	The Wilber Corp.	1,125	11,138
	TIB Financial Corp.	1,700	27,914
	TierOne Corp.	2,296	63,806
	Timberland Bancorp, Inc.	600	21,774
	Tompkins County Trustco, Inc.	1,471	60,532
	Torchmark Corp.	8,510	543,959
	Tower Financial Corp.	350	5,880
	Tower Group, Inc.	100	3,418
*	Tradestation Group, Inc.	3,500	41,370
	Transatlantic Holdings, Inc.	5,898	389,858
*	Triad Guaranty, Inc.	2,300	104,558
	Trico Bancshares	1,800	43,884
#	TrustCo Bank Corp. NY	9,348	92,452
	Trustmark Corp.	7,086	202,660
	U.S. Bancorp	62,940	2,244,440
	UCBH Holdings, Inc.	21,314	406,245
	UMB Financial Corp.	6,900	260,337
	Umpqua Holdings Corp.	7,349	198,496
*	Unico American Corp.	100	1,273
	Union Bankshares Corp.	1,949	51,590
	Union Bankshares, Inc.	300	6,630
	UnionBanCal Corp.	14,940	913,880
	United Bancshares, Inc.	492	8,118
	United Bankshares, Inc.	5,800	206,306
*	United Capital Corp.	995	30,994
	United Community Banks, Inc.	5,400	176,418
	United Community Financial Corp.	4,719	50,918
	United Financial Bancorp, Inc.	2,849	41,738
	United Fire & Casualty Co.	4,200	145,530
*	United PanAm Financial Corp.	1,600	19,872
#	United Security Bancshares	1,336	27,749
	Unitrin, Inc.	8,200	375,232
	Unity Bancorp, Inc.	575	7,096
*	Universal American Financial Corp.	5,200	99,788
	Univest Corporation of Pennsylvania	2,192	53,507
	UnumProvident Corp.	38,490	824,071
	USB Holding Co., Inc.	3,153	71,573
#	Valley National Bancorp	11,160	281,009
	Vineyard National Bancorp Co.	1,402	34,279
*	Virginia Commerce Bancorp, Inc.	1,850	38,961
	Virginia Financial Group, Inc.	2,014	48,578
	Wachovia Corp.	76,208	4,219,637
	Waddell & Reed Financial, Inc.	4,900	119,462
	Wainwright Bank & Trust Co.	668	8,617
	Washington Banking Co.	1,310	20,803
	Washington Federal, Inc.	10,831	257,561
	Washington Mutual, Inc.	38,100	1,641,348

29

	Washington Savings Bank, FSB	786	$6,878
	Washington Trust Bancorp, Inc.	2,148	59,779
	Wayne Savings Bancshares, Inc.	275	3,757
	Webster Financial Corp.	6,884	340,001
	Wells Fargo & Co.	122,171	4,239,334
	Wesbanco, Inc.	3,300	102,036
	Wesco Financial Corp.	833	395,217
	West Bancorporation	2,360	37,146
	West Coast Bancorp	1,603	48,651
	Westamerica Bancorporation	3,604	176,956
*	Western Alliance Bancorp	5,000	167,700
	Westwood Holdings Group, Inc.	500	11,970
	Whitney Holding Corp.	7,500	237,900
	Willow Financial Bancorp, Inc.	2,798	35,367
	Wilmington Trust Corp.	6,400	272,832
	Wilshire Bancorp, Inc.	3,773	64,292
	Wilshire Enterprises, Inc.	100	490
	Wintrust Financial Corp.	2,900	132,936
*	World Acceptance Corp.	2,128	87,248
	WVS Financial Corp.	300	4,992
	Yardville National Bancorp	1,700	62,407
	Zenith National Insurance Corp.	5,364	258,277
	Zions Bancorporation	11,510	982,724
Total Financials			186,810,155

Health Care — (10.2%)
*	Abaxis, Inc.	1,400	31,934
	Abbott Laboratories	55,105	3,009,835
*	Abiomed, Inc.	1,941	27,135
* #	Abraxis Bioscience, Inc.	8,700	229,158
* #	Acadia Pharmaceuticals, Inc.	3,700	25,752
*	Accelrys, Inc.	1,801	11,454
*	Acusphere, Inc.	3,000	8,130
*	Adolor Corp.	4,100	27,388
*	Advanced Magnetics, Inc.	755	44,522
* #	Advanced Medical Optics, Inc.	5,000	192,700
* #	Advancis Pharmaceutical Corp.	2,202	5,527
*	ADVENTRX Pharmaceuticals, Inc.	5,800	13,340
	Aetna, Inc.	21,200	938,524
*	Affymetrix, Inc.	8,500	218,705
*	Air Methods Corp.	1,400	34,986
*	Akorn, Inc.	6,100	36,051
*	Albany Molecular Research, Inc.	5,700	53,922
* #	Alexion Pharmaceuticals, Inc.	2,700	99,576
* #	Align Technology, Inc.	3,600	59,112
*	Alkermes, Inc.	5,887	96,547
	Allergan, Inc.	4,300	480,353
*	Alliance Imaging, Inc.	3,600	25,884
*	Allied Healthcare International, Inc.	6,107	18,382
*	Allied Healthcare Products, Inc.	900	5,319
*	Allos Therapeutics, Inc.	4,300	26,445
*	Allscripts Healthcare Solutions, Inc.	6,536	176,995
*	Alnylam Pharmaceuticals, Inc.	2,500	47,000
	Alpharma, Inc. Class A	6,410	168,968
*	Amedisys, Inc.	2,734	87,433

30

*	America Services Group, Inc.	1,300	$19,838
*	American Dental Partners, Inc.	1,847	37,402
*	American Medical Systems Holdings, Inc.	5,415	110,141
	American Shared Hospital Services	508	3,150
*	AMERIGROUP Corp.	6,300	208,404
	AmerisourceBergen Corp.	14,960	787,943
*	Amgen, Inc.	32,400	2,082,024
*	AMICAS, Inc.	6,250	17,875
*	AMN Healthcare Services, Inc.	4,300	119,540
*	Amsurg Corp.	4,500	103,725
* #	Amylin Pharmaceuticals, Inc.	4,500	175,095
	Analogic Corp.	2,081	116,432
*	Anesiva, Inc.	2,100	16,863
*	AngioDynamics, Inc.	568	13,632
*	Anika Therapeutics, Inc.	1,070	14,509
* #	Antigenics, Inc.	2,899	5,305
*	AP Pharma, Inc.	229	302
	Applera Corp. - Applied Biosystems Group	9,770	301,698
*	Applera Corp. - Celera Genomics Group	11,810	164,277
*	Apria Healthcare Group, Inc.	3,500	111,475
*	Aradigm Corp.	500	700
* #	Arcadia Resources, Inc.	9,500	21,280
*	Arena Pharmaceuticals, Inc.	7,400	93,610
*	Ariad Pharmaceuticals, Inc.	4,200	20,286
*	Arqule, Inc.	5,073	33,583
*	Array BioPharma, Inc.	3,000	35,190
	Arrhythmia Research Technology, Inc.	200	6,080
	Arrow International, Inc.	4,400	146,828
* #	Arthrocare Corp.	3,400	123,590
*	Aspect Medical Systems, Inc.	1,400	22,610
* #	AtheroGenics, Inc.	2,100	22,953
	Atrion Corp.	200	19,000
*	ATS Medical, Inc.	6,100	14,030
*	AVANIR Pharmaceuticals Class A	900	1,674
*	Avant Immunotherapeutics, Inc.	300	429
* #	AVI BioPharma, Inc.	3,800	10,108
*	Avigen, Inc.	4,451	30,934
	Bard (C.R.), Inc.	5,400	430,920
*	Barr Laboratories, Inc.	6,500	344,500
* #	Barrier Therapeutics, Inc.	4,300	28,251
	Bausch & Lomb, Inc.	5,999	313,508
	Baxter International, Inc.	20,788	1,039,608
	Beckman Coulter, Inc.	6,000	384,960
	Becton Dickinson & Co.	8,759	665,596
*	Bentley Pharmaceuticals, Inc.	1,900	16,207
*	Bioanalytical Systems, Inc.	400	2,676
*	BioCryst Pharmaceuticals, Inc.	1,000	10,110
* #	Bioenvision, Inc.	2,500	11,200
*	Biogen Idec, Inc.	17,950	811,161
*	Bio-Imaging Technologies, Inc.	1,100	9,240
*	BioLase Technology, Inc.	1,000	8,440
*	BioMarin Pharmaceutical, Inc.	6,094	103,781
	Biomet, Inc.	8,700	368,271
*	Bio-Rad Laboratories, Inc. Class A	2,500	177,300
*	Bio-Rad Laboratories, Inc. Class B	388	27,688

31

*	Bio-Reference Laboratories, Inc.	1,700	$41,633
*	BioSante Pharmaceuticals, Inc.	600	2,640
*	BioScrip, Inc.	2,900	9,164
*	Biosite, Inc.	2,100	111,552
*	BioSphere Medical, Inc.	1,975	13,509
*	Bioveris Corp.	2,724	32,116
*	Bovie Medical Corp.	900	7,956
*	Bradley Pharmaceuticals, Inc.	2,510	48,644
	Bristol-Myers Squibb Co.	62,708	1,654,864
*	Bruker BioSciences Corp.	12,467	112,328
*	BSD Medical Corp.	2,100	16,569
*	Caliper Life Sciences, Inc.	8,060	46,990
	Cambrex Corp.	4,500	103,770
*	Candela Corp.	2,000	22,780
*	Cantel Medical Corp.	2,400	36,936
*	Capital Senior Living Corp.	3,760	40,533
*	Caraco Pharmaceutical Laboratories, Ltd.	2,300	24,978
*	Cardiac Science Corp.	4,450	37,959
	Cardinal Health, Inc.	14,138	990,932
*	Cardiotech International, Inc.	200	308
	Caremark Rx, Inc.	10,000	615,900
*	Celgene Corp.	13,363	712,248
*	Cell Genesys, Inc.	2,800	9,072
* #	Cell Therapeutics, Inc.	800	1,200
*	Celsion Corp.	1,200	5,040
*	Centene Corp.	3,700	89,244
* #	Cephalon, Inc.	3,100	220,348
*	Cepheid, Inc.	5,300	42,241
* #	Cerner Corp.	6,062	315,891
*	Cerus Corp.	4,300	22,962
*	Chad Therapeutics, Inc.	700	1,162
*	Charles River Laboratories International, Inc.	10,090	462,627
	Chemed Corp.	2,500	115,725
*	Cholestech Corp.	1,900	31,065
	Cigna Corp.	4,900	698,250
* #	Collagenex Pharmaceuticals, Inc.	1,000	13,520
*	Columbia Laboratories, Inc.	5,700	8,094
*	Combinatorx, Inc.	3,524	28,756
*	Community Health Systems, Inc.	14,361	534,947
	Computer Programs & Systems, Inc.	500	14,390
*	Conceptus, Inc.	1,900	35,682
*	Conmed Corp.	4,900	134,064
#	Cooper Companies, Inc.	6,900	316,641
*	Cortex Pharmaceuticals, Inc.	2,000	3,400
*	Corvel Corp.	1,200	36,144
*	Covance, Inc.	3,300	203,478
*	Coventry Health Care, Inc.	8,802	479,005
*	Critical Therapeutics, Inc.	2,332	3,894
*	Criticare Systems, Inc.	900	2,988
*	Cross Country Healthcare, Inc.	4,700	89,535
*	CryoLife, Inc.	2,300	18,101
* #	Cubist Pharmaceuticals, Inc.	3,700	74,111
*	CuraGen Corp.	4,200	18,018
*	Curis, Inc.	600	834
*	Cutera, Inc.	1,800	62,910

32

* #	CV Therapeutics, Inc.	7,000	$89,390
*	Cyberonics, Inc.	1,600	32,768
*	Cyclacel Pharmaceuticals, Inc.	2,423	19,384
*	Cypress Bioscience, Inc.	4,400	34,144
*	Cytogen Corp.	2,700	6,804
*	Cytomedix, Inc.	900	1,134
* #	Cytyc Corp.	11,938	361,721
	Dade Behring Holdings, Inc.	10,500	430,080
	Datascope Corp.	2,140	76,612
*	DaVita, Inc.	5,500	300,025
*	Daxor Corp.	400	5,320
* #	Dendreon Corp.	8,000	37,120
*	Dendrite International, Inc.	5,100	64,974
	Dentsply International, Inc.	8,004	252,446
*	DepoMed, Inc.	3,400	11,798
* #	Digene Corp.	1,862	88,035
*	Dionex Corp.	1,300	80,106
*	Discovery Laboratories, Inc.	4,800	10,560
*	Diversa Corp.	3,700	27,787
*	DJO, Inc.	2,840	111,271
*	DOV Pharmaceutical, Inc.	100	39
*	Durect Corp.	4,000	16,120
* #	DUSA Pharmaceuticals, Inc.	700	2,877
* #	Dyadic International, Inc.	1,200	7,344
*	Dyax Corp.	4,500	17,280
*	Dynavax Technologies Corp.	3,400	17,000
*	Eclipsys Corp.	3,261	68,220
*	Edwards Lifesciences Corp.	7,100	358,337
	Eli Lilly & Co.	31,544	1,660,476
* #	Elite Pharmaceuticals, Inc.	1,000	2,010
* #	Emdeon Corp.	33,359	498,383
*	Emeritus Corp.	1,591	44,468
* #	Emisphere Technologies, Inc.	2,529	12,696
* #	Encysive Pharmaceuticals, Inc.	2,400	8,328
*	Endo Pharmaceuticals Holdings, Inc.	6,300	196,623
*	Endologix, Inc.	4,930	20,706
*	Enpath Medical, Inc.	700	7,980
*	Enzo Biochem, Inc.	2,800	40,460
*	Enzon Pharmaceuticals, Inc.	5,000	41,400
*	EPIX Pharmaceuticals, Inc.	1,666	11,196
*	eResearch Technology, Inc.	3,100	21,948
*	etrials Worldwide, Inc.	500	2,090
* #	ev3, Inc.	6,111	120,020
*	Exact Sciences Corp.	2,400	6,504
*	Exactech, Inc.	2,000	30,720
*	Exelixis, Inc.	10,655	107,296
*	Express Scripts, Inc.	4,700	354,427
*	E-Z-EM, Inc.	1,444	25,544
*	Five Star Quality Care, Inc.	3,559	40,679
*	Forest Laboratories, Inc.	11,371	588,563
*	Gene Logic, Inc.	1,100	1,980
*	Genentech, Inc.	37,848	3,193,236
*	Genesis HealthCare Corp.	3,000	189,150
* #	Genitope Corp.	4,085	14,257
*	Gen-Probe, Inc.	2,600	124,852

33

*	Gentiva Health Services, Inc.	3,365	$66,425
*	GenVec, Inc.	3,700	11,100
*	Genzyme Corp.	7,110	439,398
*	Geron Corp.	9,000	68,220
*	Gilead Sciences, Inc.	13,140	940,298
*	Greatbatch, Inc.	3,400	88,264
*	Haemonetics Corp.	2,500	112,500
*	Halozyme Therapeutics, Inc.	3,900	32,331
* #	Hana Biosciences, Inc.	2,800	10,668
*	Hanger Orthopedic Group, Inc.	700	8,169
*	Harvard Bioscience, Inc.	4,440	22,511
	Health Management Associates, Inc.	21,400	427,144
*	Health Net, Inc.	6,400	342,208
*	HealthExtras, Inc.	1,700	45,050
*	Healthspring, Inc.	1,600	33,808
*	HealthStream, Inc.	2,388	8,955
*	HealthTronics, Inc.	4,100	25,297
*	Healthways, Inc.	2,300	100,027
*	Hemispherx Biopharma, Inc.	3,400	6,120
#	Hillenbrand Indutries, Inc.	5,800	346,840
*	Hi-Tech Pharmacal Co., Inc.	850	9,359
*	HMS Holdings Corp.	2,200	43,560
*	Hollis-Eden Pharmaceuticals, Inc.	2,500	13,500
* #	Hologic, Inc.	5,030	276,902
*	Hooper Holmes, Inc.	9,700	37,345
*	Horizon Health Corp.	1,500	29,310
*	Hospira, Inc.	8,155	312,092
* #	Human Genome Sciences, Inc.	8,828	97,108
*	Humana, Inc.	6,530	390,755
*	ICU Medical, Inc.	1,900	74,214
*	Idenix Pharmaceuticals, Inc.	100	951
*	Idera Pharmaceuticals, Inc.	1,200	9,612
*	IDEXX Laboratories, Inc.	2,200	189,596
*	IDM Pharma, Inc.	1,204	3,901
*	I-Flow Corp.	3,010	43,374
* #	Illumina, Inc.	2,801	94,086
*	ImClone Systems, Inc.	7,900	227,599
*	Immtech International, Inc.	1,000	5,930
* #	Immucor, Inc.	3,450	102,603
*	Immunicon Corp.	2,600	7,384
*	ImmunoGen, Inc.	4,586	22,059
*	Immunomedics, Inc.	8,500	38,675
*	Implant Sciences Corp.	1,600	3,600
	IMS Health, Inc.	9,600	277,248
*	Incyte Corp.	10,400	66,664
*	Indevus Pharmaceuticals, Inc.	7,600	52,592
*	Infinity Pharmaceuticals, Inc.	2,775	36,464
*	Inhibitex, Inc.	100	166
*	Inovio Biomedical Corp.	2,100	6,783
* #	Insmed, Inc.	1,100	1,562
*	Inspire Pharmaceuticals, Inc.	5,400	37,260
*	Integra LifeSciences Holdings	3,428	144,147
*	IntegraMed America, Inc.	654	9,974
*	Interleukin Genetics, Inc.	3,515	17,399
* #	InterMune, Inc.	3,700	112,184

34

*	Interpharm Holdings, Inc.	526	$921
*	IntraLase Corp.	100	2,466
*	Introgen Therapeutics, Inc.	3,500	14,525
*	Intuitive Surgical, Inc.	1,000	111,100
	Invacare Corp.	1,700	31,586
*	Inventiv Health, Inc.	2,100	76,587
*	Inverness Medical Innovations, Inc.	5,470	230,834
*	Invitrogen Corp.	7,000	442,750
*	Iridex Corp.	1,100	11,066
* #	IRIS International, Inc.	1,800	20,412
*	Isis Pharmaceuticals, Inc.	5,697	51,957
*	Isolagen, Inc.	3,110	10,605
*	Ista Pharmaceuticals, Inc.	3,100	25,172
*	I-Trax, Inc.	3,600	14,400
*	IVAX Diagnostics, Inc.	800	848
*	Javelin Pharmaceuticals, Inc.	3,432	19,562
#	Johnson & Johnson	81,721	5,152,509
*	Kendle International, Inc.	1,800	62,370
*	Kensey Nash Corp.	1,900	54,454
*	Keryx Biopharmaceuticals, Inc.	5,100	58,140
	Kewaunee Scientific Corp.	300	3,078
*	Kindred Healthcare, Inc.	6,100	200,812
*	Kinetic Concepts, Inc.	3,300	162,195
*	King Pharmaceuticals, Inc.	26,500	494,225
*	Kosan Biosciences, Inc.	3,326	19,490
*	K-V Pharmaceutical Co. Class A	4,592	113,193
*	K-V Pharmaceutical Co. Class B	1,031	25,394
* #	Kyphon, Inc.	4,000	180,440
*	La Jolla Pharmaceutical Co.	4,800	14,784
*	Laboratory Corp. of America Holdings	6,595	525,951
	Landauer, Inc.	670	34,083
*	Langer, Inc.	1,300	6,630
*	Lannet Co., Inc.	2,654	15,154
#	LCA-Vision, Inc.	1,257	54,805
*	Lexicon Genetics, Inc.	6,200	25,606
*	Lifecell Corp.	1,700	40,579
*	Lifecore Biomedical, Inc.	1,900	32,433
*	LifePoint Hospitals, Inc.	8,200	300,120
*	Lincare Holdings, Inc.	10,310	402,606
*	Lipid Sciences, Inc.	200	272
*	Luminex Corp.	1,600	22,512
*	Magellan Health Services, Inc.	3,600	150,516
* #	Mannkind Corp.	2,900	46,139
#	Manor Care, Inc.	2,800	150,024
* #	Martek Biosciences Corp.	3,700	83,694
*	Matria Healthcare, Inc.	3,100	78,647
*	Matrixx Initiatives, Inc.	1,200	21,444
*	Maxygen, Inc.	5,455	60,169
	McKesson Corp.	9,571	533,679
* #	Medarex, Inc.	13,873	189,783
*	MedCath Corp.	3,100	89,962
*	Medco Health Solutions, Inc.	11,430	772,782
*	Medical Action Industries, Inc.	1,950	43,329
*	Medical Staffing Network Holdings, Inc.	4,335	27,614
	Medicis Pharmaceutical Corp. Class A	6,700	243,612

35

*	Medimmune, Inc.	11,326	$361,413
*	MEDTOX Scientific, Inc.	1,200	15,852
	Medtronic, Inc.	41,272	2,078,458
*	Memory Pharmaceuticals Corp.	3,600	10,476
*	Memry Corp.	4,869	10,663
	Mentor Corp.	2,900	139,229
	Merck & Co., Inc.	77,868	3,438,651
* #	Merge Technologies, Inc.	1,400	7,056
	Meridian Bioscience, Inc.	1,700	45,662
*	Merit Medical Systems, Inc.	3,700	52,059
*	Metabasis Therapeutics, Inc.	3,906	31,443
*	Metropolitan Health Networks, Inc.	4,700	11,139
*	MGI Pharma, Inc.	4,500	95,490
*	Micromet, Inc.	2,530	6,932
*	Microtek Medical Holdings, Inc.	6,300	29,799
*	Millennium Pharmaceuticals, Inc.	39,720	428,976
* #	Millipore Corp.	4,900	350,448
*	Minrad International, Inc.	4,215	22,930
*	Molecular Devices Corp.	2,000	70,580
*	Molina Healthcare, Inc.	4,000	124,640
*	MTS Medication Technologies	600	6,720
*	Myriad Genetics, Inc.	3,370	112,760
*	Nabi Biopharmaceuticals	8,800	46,640
*	Nanogen, Inc.	2,100	2,982
* #	Nastech Pharmaceutical Co., Inc.	1,800	20,808
*	National Dentex Corp.	564	9,588
	National Healthcare Corp.	1,624	88,963
	National Home Health Care Corp.	800	9,368
*	National Medical Health Card Systems, Inc.	200	2,816
	National Research Corp.	576	13,185
*	Natus Medical, Inc.	2,300	37,053
* #	Nektar Therapeutics	4,900	58,114
*	Neogen Corp.	1,391	31,784
*	Neopharm, Inc.	500	950
* #	Neose Technologies, Inc.	2,400	5,136
*	Neurocrine Biosciences, Inc.	6,200	78,182
*	Neurogen Corp.	4,800	30,096
* #	Neurometric, Inc.	600	6,828
*	New Brunswick Scientific Co., Inc.	1,431	12,707
* #	New River Pharmaceuticals, Inc.	4,100	259,325
* #	NitroMed, Inc.	300	1,155
*	NMT Medical, Inc.	1,600	22,256
*	North American Scientific, Inc.	850	893
* #	Northfield Laboratories, Inc.	1,700	6,613
*	NovaMed, Inc.	2,300	17,020
* #	Novavax, Inc.	7,172	23,811
*	Noven Pharmaceuticals, Inc.	2,800	68,936
*	NPS Pharmaceuticals, Inc.	5,300	18,603
*	Nutraceutical International Corp.	2,000	33,400
*	NuVasive, Inc.	4,300	101,609
*	Nuvelo, Inc.	3,400	11,152
* #	Occulogix, Inc.	200	336
*	Odyssey Healthcare, Inc.	3,700	50,246
#	Omnicare, Inc.	11,500	477,710
*	Omnicell, Inc.	1,900	36,879

36

* #	Onyx Pharmaceuticals, Inc.	2,300	$60,375
	Option Care, Inc.	5,300	70,384
*	OraSure Technologies, Inc.	4,100	32,636
*	Orchid Cellmark, Inc.	2,900	11,890
*	Orthologic Corp.	1,400	2,226
*	Oscient Pharmaceuticals Corp.	1,400	7,266
*	OSI Pharmaceuticals, Inc.	4,400	152,240
*	Osteotech, Inc.	3,900	29,757
	Owens & Minor, Inc.	5,400	178,038
*	Oxigene, Inc.	2,700	11,502
* #	Pain Therapeutics, Inc.	3,600	28,404
*	PainCare Holdings, Inc.	1,300	897
*	Palatin Technologies, Inc.	6,700	13,936
*	Palomar Medical Technologies, Inc.	2,500	102,200
*	Panacos Pharmaceuticals, Inc.	1,900	8,170
*	Par Pharmaceutical Companies, Inc.	4,185	101,612
*	Parexel International Corp.	3,400	115,634
*	Patterson Companies, Inc.	7,300	243,674
*	PDI, Inc.	2,000	20,200
*	PDL BioPharma, Inc.	13,267	253,267
*	Pediatric Services of America, Inc.	1,252	16,276
*	Pediatrix Medical Group, Inc.	4,500	243,450
* #	Penwest Pharmaceuticals Co.	1,000	13,230
	PerkinElmer, Inc.	18,514	438,782
	Perrigo Co.	14,077	235,086
	Pfizer, Inc.	354,280	8,842,829
	Pharmaceutical Products Development Service, Inc.	4,100	130,339
*	Pharmacopia Drug Discovery, Inc.	2,400	11,208
*	Pharmacyclics, Inc.	1,900	5,852
*	Pharmanet Development Group, Inc.	3,000	60,960
*	Pharmion Corp.	3,900	102,102
*	PhotoMedex, Inc.	600	702
	PolyMedica Corp.	1,506	62,348
*	Possis Medical, Inc.	2,617	32,111
*	Pozen, Inc.	1,900	29,887
*	PRA International	100	2,006
*	Progenics Pharmaceuticals, Inc.	1,500	41,625
*	Prospect Medical Holdings, Inc.	1,100	5,709
*	Providence Service Corp.	1,200	26,400
*	ProxyMed, Inc.	1,683	9,610
*	PSS World Medical, Inc.	6,736	139,705
	Psychemedics Corp.	200	3,352
*	Psychiatric Solutions, Inc.	6,000	239,760
*	QuadraMed Corp.	6,404	20,173
#	Quest Diagnostics, Inc.	14,500	739,790
*	Questcor Pharmaceuticals, Inc.	2,445	3,056
*	Quidel Corp.	2,300	24,771
*	Quigley Corp.	800	5,480
*	Radiation Therapy Services, Inc.	2,500	75,450
*	RadNet, Inc.	350	2,100
*	Regeneration Technologies, Inc.	4,680	33,088
*	Regeneron Pharmaceuticals, Inc.	4,100	81,344
* #	RegeneRx Biopharmaceuticals, Inc.	1,000	2,130
*	RehabCare Group, Inc.	2,500	38,000

37

*	Renovis, Inc.	2,200	$7,722
*	Repligen Corp.	3,857	11,957
*	Res-Care, Inc.	3,356	59,804
*	ResMed, Inc.	9,300	444,354
*	Respironics, Inc.	9,818	402,243
*	Retractable Technologies, Inc.	3,000	8,700
*	Rigel Pharmaceuticals, Inc.	2,900	30,363
*	Rochester Medical Corp.	800	12,616
*	Rotech Healthcare, Inc.	2,927	8,283
*	Salix Pharmaceuticals, Ltd.	7,200	102,312
* #	Sangamo BioSciences, Inc.	3,500	24,710
*	Santarus, Inc.	4,100	27,101
*	Savient Pharmaceuticals, Inc.	6,600	89,364
* #	Schein (Henry), Inc.	5,000	260,850
	Schering-Plough Corp.	49,136	1,153,713
*	SciClone Pharmaceuticals, Inc.	6,300	19,278
* #	Sciele Pharma, Inc.	5,500	126,500
* #	SCOLR Pharma, Inc.	1,500	5,145
*	Seattle Genetics, Inc.	6,400	49,920
*	Senomyx, Inc.	1,400	17,668
* #	Sepracor, Inc.	5,310	279,094
*	Sequenom, Inc.	3,975	16,655
*	SeraCare Life Sciences, Inc.	259	1,536
*	Sierra Health Services, Inc.	2,600	96,616
	Sirona Dental Systems, Inc.	5,300	197,266
*	Somanetics Corp.	1,600	32,800
*	Sonic Innovations, Inc.	3,100	22,134
*	SonoSite, Inc.	1,800	54,144
*	Sonus Pharmaceuticals, Inc.	100	537
	Span-American Medical System, Inc.	270	4,293
*	Spectranetics Corp.	4,400	46,244
*	Spectrum Pharmaceuticals, Inc.	2,533	15,122
*	SRI/Surgical Express, Inc.	483	2,449
*	St. Jude Medical, Inc.	12,200	483,730
*	Staar Surgical Co.	1,600	9,856
*	StemCells, Inc.	7,900	20,698
* #	Stereotaxis, Inc.	300	3,453
	Steris Corp.	9,824	254,442
*	Stratagene Corp.	3,032	25,924
*	Strategic Diagnostics, Inc.	3,536	15,311
#	Stryker Corp.	12,948	803,035
*	Sun Healthcare Group, Inc.	2,700	35,505
* #	Sunrise Senior Living, Inc.	4,500	176,355
*	SuperGen, Inc.	9,000	43,020
* #	SurModics, Inc.	1,200	44,412
*	Symbion, Inc.	2,600	54,288
*	Symmetry Medical, Inc.	100	1,491
*	Synovis Life Technologies, Inc.	1,700	21,182
*	Tanox, Inc.	2,300	44,620
*	Techne Corp.	2,700	152,064
* #	Telik, Inc.	3,700	21,460
*	Tenet Healthcare Corp.	57,600	393,408
*	The Medicines Co.	4,400	118,668
*	Theragenics Corp.	4,600	22,126
*	Thermo Fisher Scientific, Inc.	11,800	534,186

38

*	Third Wave Technologies, Inc.	4,200	$22,092
*	Thoratec Corp.	6,400	125,760
*	Titan Pharmaceuticals, Inc.	2,200	5,610
*	Triad Hospitals, Inc.	11,400	559,170
*	Trimeris, Inc.	1,700	19,431
*	Tripos, Inc.	700	420
*	TriZetto Group, Inc.	3,200	66,656
*	Tutogen Medical, Inc.	600	4,962
*	U.S. Physical Therapy, Inc.	1,200	16,212
*	United Surgical Partners International, Inc.	4,200	128,268
*	United Therapeutics Corp.	1,800	101,160
	UnitedHealth Group, Inc.	47,705	2,490,201
	Universal Health Services, Inc.	7,606	440,083
*	Urologix, Inc.	2,394	7,685
	Utah Medical Products, Inc.	524	18,277
	Valeant Pharmaceuticals International	9,002	161,406
* #	Varian Medical Systems, Inc.	6,000	275,700
*	Varian, Inc.	3,800	206,834
*	Vascular Solutions, Inc.	1,100	11,176
*	VCA Antech, Inc.	4,700	172,537
*	Ventana Medical Systems, Inc.	2,000	80,500
* #	Vertex Pharmaceuticals, Inc.	5,900	181,071
*	ViaCell, Inc.	100	526
*	Viasys Healthcare, Inc.	4,761	147,258
*	Vical, Inc.	4,300	22,446
*	ViroPharma, Inc.	8,700	139,200
*	VistaCare, Inc.	2,400	22,608
*	Vital Images, Inc.	1,300	44,681
	Vital Signs, Inc.	2,000	105,760
*	Vivus, Inc.	2,300	9,085
*	Waters Corp.	5,100	276,726
*	Watson Pharmaceuticals, Inc.	12,300	324,228
*	WellCare Health Plans, Inc.	2,900	238,119
*	WellPoint, Inc.	32,979	2,618,203
	West Pharmaceutical Services, Inc.	3,900	176,514
*	Wright Medical Group, Inc.	4,320	96,552
	Wyeth	47,715	2,334,218
*	Xenoport, Inc.	2,000	51,560
	Young Innovations, Inc.	1,119	28,579
*	Zevex International, Inc.	450	5,796
*	Zila, Inc.	5,800	12,238
* #	Zimmer Holdings, Inc.	7,626	643,101
*	Zoll Medical Corp.	2,200	61,182
*	Zymogenetics, Inc.	5,800	87,000
Total Health Care			93,779,713

Industrials — (10.7%)
* #	3-D Systems Corp.	1,200	21,780
	3M Co.	26,435	1,958,305
	AAON, Inc.	1,488	41,322
*	AAR Corp.	5,657	164,675
*	Ablest, Inc.	300	2,205
	ABM Industries, Inc.	6,979	183,617
*	ABX Air, Inc.	7,200	53,640
*	Acco Brands Corp.	6,700	145,926

39

	Aceto Corp.	2,500	$20,875
*	Active Power, Inc.	3,500	7,280
#	Actuant Corp.	2,600	135,720
#	Acuity Brands, Inc.	5,055	280,047
	Adesa, Inc.	10,710	294,525
	Administaff, Inc.	2,371	84,147
*	Aerosonic Corp.	700	5,355
*	AGCO Corp.	13,171	477,449
*	AirNet Systems, Inc.	200	650
*	Airtran Holdings, Inc.	6,700	69,814
	Alamo Group, Inc.	1,895	45,632
*	Alaska Air Group, Inc.	5,200	213,200
	Albany International Corp. Class A	3,818	130,576
	Alexander & Baldwin, Inc.	5,400	266,868
*	Alliant Techsystems, Inc.	3,050	263,978
*	Allied Defense Group, Inc.	800	9,648
*	Allied Waste Industries, Inc.	39,720	509,210
*	Amerco, Inc.	2,400	156,048
	American Ecology Corp.	900	16,965
*	American Reprographics Co.	100	3,311
* #	American Science & Engineering, Inc.	1,000	51,160
	American Standard Companies, Inc.	9,914	525,343
* #	American Superconductor Corp.	2,500	33,600
	American Woodmark Corp.	1,900	75,506
	Ameron International Corp.	1,400	103,432
#	Ametek, Inc.	12,900	441,180
	Ampco-Pittsburgh Corp.	1,744	44,210
* #	AMR Corp.	12,000	409,080
#	Amrep Corp.	900	81,351
	Angelica Corp.	1,580	43,434
*	APAC Customer Services, Inc.	5,470	26,201
	Apogee Enterprises, Inc.	3,700	77,626
	Applied Industrial Technologies, Inc.	2,100	50,379
	Applied Signal Technologies, Inc.	1,810	29,177
*	Argon ST, Inc.	2,800	67,844
	Arkansas Best Corp.	3,100	122,357
* #	Armor Holdings, Inc.	5,200	331,188
*	Arotech Corp.	901	2,982
*	Astec Industries, Inc.	2,000	76,920
*	Astronics Corp.	887	15,833
* #	ASV, Inc.	3,000	46,800
*	Atlas Air Worldwide Holding, Inc.	3,300	161,205
*	Avalon Holding Corp. Class A	500	3,825
	Avery Dennison Corp.	5,800	385,468
	Avis Budget Group, Inc.	14,464	384,598
*	Axsys Technologies, Inc.	1,993	33,841
*	AZZ, Inc.	1,000	40,500
	Badger Meter, Inc.	1,684	49,695
*	Baker (Michael) Corp.	1,100	26,510
	Baldor Electric Co.	5,300	192,920
*	Baldwin Technology Co., Inc. Class A	1,800	9,072
	Barnes Group, Inc.	8,010	178,863
	Barrett Business Services, Inc.	1,000	24,370
*	BE Aerospace, Inc.	9,600	289,824
	Belden CDT, Inc.	5,969	276,783

40

*	Blount International, Inc.	6,000	$70,860
	Boeing Co.	28,388	2,477,421
	Bowne & Co., Inc.	900	13,977
	Brady Co. Class A	5,700	186,618
#	Briggs & Stratton Corp.	6,800	198,832
*	BTU International, Inc.	1,400	13,944
*	Builders FirstSource, Inc.	6,200	111,724
	Burlington Northern Santa Fe Corp.	17,345	1,373,551
#	C&D Technologies, Inc.	4,100	22,837
	C. H. Robinson Worldwide, Inc.	7,200	366,912
* #	Capstone Turbine Corp.	3,900	3,432
	Carlisle Companies, Inc.	2,800	243,992
	Cascade Corp.	2,000	113,340
*	Casella Waste Systems, Inc. Class A	3,600	42,516
	Caterpillar, Inc.	20,726	1,335,169
*	CBIZ, Inc.	9,900	67,518
	CDI Corp.	3,055	81,446
*	Celadon Group, Inc.	2,700	48,357
	Central Parking Corp.	500	11,095
*	Cenveo, Inc.	3,459	76,306
* #	Ceradyne, Inc.	3,000	154,800
	Champion Industries, Inc.	1,000	8,100
*	Channell Commercial Corp.	621	2,155
	Chase Corp.	700	20,685
*	ChoicePoint, Inc.	8,085	314,345
	Cintas Corp.	9,200	371,496
	CIRCOR International, Inc.	2,800	96,488
	Clarcor, Inc.	5,300	164,247
*	Clean Harbors, Inc.	1,400	70,714
*	Columbus McKinnon Corp.	3,100	71,920
	Comfort Systems USA, Inc.	6,145	83,633
*	Commercial Vehicle Group, Inc.	3,500	67,865
*	Compudyne Corp.	1,100	7,755
	CompX International, Inc.	500	8,160
*	COMSYS IT Partners, Inc.	2,100	41,790
*	Consolidated Graphics, Inc.	1,700	121,142
*	Continental Airlines, Inc.	10,100	399,960
	Con-way, Inc.	5,800	284,780
*	Copart, Inc.	8,600	253,270
*	Cornell Companies, Inc.	400	8,208
	Corporate Executive Board Co.	1,800	140,058
*	Corrections Corporation of America	6,850	358,666
*	CoStar Group, Inc.	2,200	103,114
*	Covanta Holding Corp.	13,700	311,538
*	CPI Aerostructures, Inc.	300	1,968
*	CRA International, Inc.	1,802	93,326
	Crane Co.	8,963	341,401
*	Cross (A.T.) Co. Class A	2,133	18,984
	CSX Corp.	23,051	868,331
	Cubic Corp.	4,300	90,730
	Cummins, Inc.	5,500	740,740
	Curtiss-Wright Corp.	6,708	234,646
	Danaher Corp.	11,071	793,126
	Deere & Co.	7,032	762,409
	Deluxe Corp.	5,400	166,698

41

*	Devcon International Corp.	500	$1,975
	Diamond Management & Technology Consultants, Inc.	3,400	51,306
*	Distributed Energy Systems Corp.	1,600	4,848
* #	Document Securities Systems, Inc.	1,400	15,820
*	Dollar Thrifty Automotive Group, Inc.	1,700	88,281
	Donaldson Co., Inc.	9,508	340,957
#	Donnelley (R.R.) & Sons Co.	24,165	874,290
	Dover Corp.	20,200	965,358
#	DRS Technologies, Inc.	5,805	307,607
*	Ducommun, Inc.	1,971	50,418
*	Dynamex, Inc.	1,100	26,356
	Eagle Bulk Shipping, Inc.	5,600	112,000
	Eastern Co.	502	12,249
	Eaton Corp.	9,000	729,090
	Ecology & Environment, Inc. Class A	200	2,370
#	EDO Corp.	2,600	62,504
*	EGL, Inc.	3,470	122,179
*	Electro Rent Corp.	3,900	59,319
*	EMCOR Group, Inc.	2,800	168,168
	Emerson Electric Co.	28,888	1,244,784
#	Encore Wire Corp.	1,900	49,324
* #	Energy Conversion Devices, Inc.	4,900	147,490
*	EnerSys	5,710	97,927
*	ENGlobal Corp.	2,000	12,160
	Ennis, Inc.	4,210	108,618
*	EnPro Industries, Inc.	3,500	132,965
*	Environmental Tectonics Corp.	871	3,083
	Equifax, Inc.	6,200	240,064
*	ESCO Technologies, Inc.	2,300	100,257
	Espey Manufacturing & Electronics Corp.	200	3,660
*	Esterline Technologies Corp.	3,100	126,852
* #	Evergreen Solar, Inc.	3,000	29,700
#	Expeditors International of Washington, Inc.	9,585	429,887
*	Exponent, Inc.	2,802	51,585
*	ExpressJet Holdings, Inc.	9,435	68,215
*	EXX, Inc. Class A	1,100	3,905
#	Fastenal Co.	7,510	264,878
	Federal Signal Corp.	6,810	102,491
	FedEx Corp.	10,152	1,159,155
*	Fiberstars, Inc.	1,804	14,252
*	First Advantage Corp.	1,500	37,335
*	First Consulting Group, Inc.	2,820	34,066
*	Flanders Corp.	3,100	24,211
	Florida East Coast Industries, Inc.	4,300	261,655
*	Flow International Corp.	2,000	24,240
*	Flowserve Corp.	6,400	332,288
	Fluor Corp.	4,300	363,221
*	Fortune Industries, Inc.	700	2,730
	Forward Air Corp.	2,200	71,764
*	Foster (L.B.) Co. Class A	1,300	25,675
	Franklin Electric Co., Inc.	2,600	125,996
* #	Frontier Airlines Holdings, Inc.	800	5,368
	Frozen Food Express Industries, Inc.	1,200	10,056
*	FTI Consulting, Inc.	5,100	171,207

42

* #	FuelCell Energy, Inc.	6,500	$44,850
	G & K Services, Inc. Class A	3,300	124,047
*	Gardner Denver Machinery, Inc.	7,200	243,864
	GATX Corp.	7,400	341,584
*	Gehl Co.	2,300	58,328
*	Gencorp, Inc.	7,700	106,953
* #	General Cable Corp.	3,700	184,815
	General Dynamics Corp.	14,506	1,109,129
	General Electric Co.	314,042	10,966,347
*	Genesee & Wyoming, Inc.	5,462	141,794
*	Genlyte Group, Inc.	2,600	180,414
*	Global Power Equipment Group, Inc.	600	762
	Goodrich (B.F.) Co.	8,110	397,796
	Gorman-Rupp Co.	1,500	43,200
*	GP Strategies Corp.	2,600	23,296
	Graco, Inc.	3,000	121,530
*	Graftech International, Ltd.	11,600	91,640
	Graham Corp.	400	6,040
	Granite Construction, Inc.	4,000	233,520
#	Greenbrier Companies, Inc.	2,404	68,538
*	Griffon Corp.	4,300	101,007
	Hardinge, Inc.	1,287	28,829
	Harland (John H.) Co.	2,000	101,000
	Harsco Corp.	3,800	326,040
*	Hawaiian Holdings, Inc.	3,800	17,518
	Healthcare Services Group, Inc.	2,400	67,296
	Heartland Express, Inc.	9,500	156,845
	Heico Corp.	1,600	58,800
	Heico Corp. Class A	1,870	59,784
*	Heidrick & Struggles International, Inc.	2,200	100,826
*	Henry Bros. Electronics, Inc.	465	2,348
*	Herley Industries, Inc.	1,310	20,135
	Herman Miller, Inc.	3,200	123,104
* #	Hexcel Corp.	5,500	99,330
*	Hill International, Inc.	3,300	25,311
	Hi-Shear Technology Corp.	500	5,650
	HNI Corp.	5,582	279,100
	Honeywell International, Inc.	29,300	1,360,692
*	Hub Group, Inc. Class A	5,500	174,185
	Hubbell, Inc. Class A	814	38,388
	Hubbell, Inc. Class B	4,900	236,670
*	Hudson Highland Group, Inc.	2,400	39,072
#	Hunt (J.B.) Transport Services, Inc.	17,600	467,456
*	Hurco Companies, Inc.	1,000	38,680
*	Huttig Building Products, Inc.	2,022	12,395
*	ICT Group, Inc.	2,300	62,238
	IDEX Corp.	6,000	312,060
*	IHS, Inc.	5,530	207,652
*	II-VI, Inc.	2,900	89,668
	IKON Office Solutions, Inc.	15,600	218,088
	Illinois Tool Works, Inc.	20,034	1,035,758
*	Industrial Distribution Group, Inc.	300	3,876
*	Infrasource Services, Inc.	5,000	122,600
*	Innotrac Corp.	200	424
*	Innovative Solutions & Support, Inc.	1,900	39,691

43

*	Insituform Technologies, Inc. Class A	4,200	$106,428
* #	Integrated Alarm Services Group, Inc.	3,400	13,158
*	Integrated Electrical Services, Inc.	1,823	42,749
*	Interline Brands, Inc.	100	2,116
	International Aluminum Corp.	500	26,190
*	International Shipholding Corp.	1,201	21,378
	Interpool, Inc.	4,435	108,214
*	Intersections, Inc.	3,311	38,110
* #	Ionatron, Inc.	5,400	28,458
#	ITT Industries, Inc.	11,800	698,796
*	Jacobs Engineering Group, Inc.	2,238	202,181
* #	JetBlue Airways Corp.	21,400	263,434
	Joy Global, Inc.	5,706	253,004
*	K&F Industries Holdings, Inc.	5,700	140,163
*	Kadant, Inc.	2,400	56,256
	Kaman Corp. Class A	2,300	52,463
*	Kansas City Southern	10,920	349,877
#	Kaydon Corp.	2,701	117,142
	Kelly Services, Inc. Class A	5,000	153,850
	Kelly Services, Inc. Class B	319	10,052
*	Kenexa Corp.	1,600	53,904
	Kennametal, Inc.	5,600	342,720
*	Key Technology, Inc.	836	13,978
*	Kforce, Inc.	6,609	89,882
*	Kirby Corp.	9,900	361,746
#	Knight Transportation, Inc.	9,350	174,658
	Knoll, Inc.	100	2,315
* #	Korn/Ferry International	5,300	122,324
*	K-Tron International, Inc.	392	28,338
	L-3 Communications Holdings, Inc.	11,000	958,100
*	LaBarge, Inc.	1,722	22,558
*	Labor Ready, Inc.	5,100	93,687
*	Ladish Co., Inc.	1,564	65,375
	Laidlaw International, Inc.	11,500	393,070
	Landstar Systems, Inc.	2,600	116,194
	Lawson Products, Inc.	1,344	52,671
*	Layne Christensen Co.	2,300	73,692
*	Learning Tree International, Inc.	1,600	17,968
*	LECG Corp.	3,783	50,844
	Lennox International, Inc.	6,900	236,808
*	LGL Group, Inc.	300	2,220
	Lincoln Electric Holdings, Inc.	5,200	324,480
	Lindsay Corp.	1,200	41,208
*	LMI Aerospace, Inc.	1,600	28,784
	Lockheed Martin Corp.	15,185	1,477,197
	LSI Industries, Inc.	3,400	56,134
*	Lydall, Inc.	200	2,862
*	M&F Worldwide Corp.	2,600	100,750
*	Mac-Gray Corp.	1,958	26,981
	Macquarie Infrastucture Co. Trust	100	3,850
*	Magnetek, Inc.	3,100	16,244
*	MAIR Holdings, Inc.	300	2,040
	Manpower, Inc.	5,210	387,103
*	Marten Transport, Ltd.	2,100	35,049
	Masco Corp.	22,700	677,595

44

	McGrath Rentcorp.	3,800	$113,126
*	Media Sciences International, Inc.	700	3,983
* #	Medialink Worldwide, Inc.	1,000	5,860
* #	Medis Technologies, Ltd.	1,800	30,924
*	Merrimac Industries, Inc.	700	6,314
*	Mesa Air Group, Inc.	3,700	28,157
	Met-Pro Corp.	2,248	34,934
*	MFRI, Inc.	700	13,055
* #	Microvision, Inc.	3,700	12,654
*	Middleby Corp.	500	55,140
*	Midwest Air Group, Inc.	800	10,400
*	Miller Industries, Inc.	1,500	33,975
	Mine Safety Appliances Co.	3,500	142,275
*	Misonix, Inc.	500	2,725
*	Mobile Mini, Inc.	5,212	140,359
*	Modtech Holdings, Inc.	2,600	10,114
*	Monster Worldwide, Inc.	6,600	329,076
*	Moog, Inc. Class A	6,200	236,282
*	Moog, Inc. Class B	508	19,385
	MSC Industrial Direct Co., Inc. Class A	5,473	236,105
*	MTC Technologies, Inc.	2,273	47,983
	Mueller Industries, Inc.	4,800	143,040
*	Mueller Water Products, Inc. Class B	4,792	71,113
	Multi-Color Corp.	918	32,057
	NACCO Industries, Inc. Class A	1,100	141,273
*	Nashua Corp.	799	7,143
*	National Technical Systems, Inc.	1,100	6,457
*	Navigant Consulting, Inc.	7,622	147,638
*	Navistar International Corp.	7,869	319,088
* #	NCI Building Systems, Inc.	3,055	170,591
	Nordson Corp.	3,800	185,364
	Norfolk Southern Corp.	19,209	910,507
*	North America Galvanizing & Coatings, Inc.	1,000	4,770
	Northrop Grumman Corp.	18,173	1,305,730
*	NuCo2, Inc.	2,600	63,804
*	Odyssey Marine Exploration, Inc.	2,700	7,749
*	Old Dominion Freight Line, Inc.	3,650	113,552
	Omega Flex, Inc.	739	16,628
*	On Assignment, Inc.	3,400	41,684
*	Orbital Sciences Corp.	7,595	150,305
#	Oshkosh Truck Corp. Class B	6,200	332,630
*	P.A.M. Transportation Services, Inc.	1,200	27,480
#	Paccar, Inc.	8,979	623,951
	Pall Corp.	5,800	200,564
*	Paragon Technologies, Inc.	400	2,364
	Parker Hannifin Corp.	10,700	881,573
*	Park-Ohio Holdings Corp.	1,470	26,813
*	Patrick Industries, Inc.	503	5,777
*	Patriot Transportation Holding, Inc.	563	47,996
*	Peerless Manufacturing Co.	300	8,106
	Pentair, Inc.	12,582	392,810
*	Perini Corp.	2,900	105,241
*	PHH Corp.	8,210	232,261
*	Pinnacle Airlines Corp.	2,200	39,490
#	Pitney Bowes, Inc.	11,132	531,108

45

*	Plug Power, Inc.	4,000	$13,920
*	Powell Industries, Inc.	1,700	51,272
*	Power-One, Inc.	8,600	52,976
	Precision Castparts Corp.	6,661	605,951
	Preformed Line Products Co.	685	22,900
	Providence & Worcester Railroad Co.	500	8,675
#	PW Eagle, Inc.	1,300	43,186
*	Quality Distribution, Inc.	2,200	18,920
* #	Quanta Services, Inc.	13,616	315,755
	Quixote Corp.	1,000	20,440
	Raven Industries, Inc.	1,400	40,474
	Raytheon Co.	23,720	1,270,206
*	RCM Technologies, Inc.	1,488	10,104
	Regal-Beloit Corp.	4,706	212,899
*	Republic Airways Holdings, Inc.	6,510	129,028
	Republic Services, Inc.	7,448	313,337
*	Resources Connection, Inc.	5,804	187,817
	Robbins & Myers, Inc.	2,638	103,330
#	Robert Half International, Inc.	8,459	330,493
	Rockwell Automation, Inc.	8,600	533,974
	Rockwell Collins, Inc.	8,450	553,306
	Rollins, Inc.	4,850	111,550
#	Roper Industries, Inc.	4,914	261,032
*	Rush Enterprises, Inc. Class A	2,400	44,568
*	Rush Enterprises, Inc. Class B	1,094	19,429
	Ryder System, Inc.	8,700	447,528
*	Saia, Inc.	200	5,448
	Schawk, Inc.	3,695	64,847
*	School Specialty, Inc.	3,400	126,854
*	Sequa Corp. Class A	1,153	141,358
*	Sequa Corp. Class B	376	46,139
	Servidyne, Inc.	110	521
*	Shaw Group, Inc.	11,816	363,696
*	SIFCO Industries, Inc.	610	5,094
	Simpson Manufacturing Co., Inc.	4,700	156,134
*	Sirva, Inc.	6,646	24,391
	Skywest, Inc.	8,100	206,955
*	SL Industries, Inc.	624	8,143
	Smith (A.O.) Corp.	3,000	116,010
	Southwest Airlines Co.	71,538	1,082,370
*	Sparton Corp.	1,099	8,836
*	Spherion Corp.	1,700	15,079
*	Spherix, Inc.	800	1,480
*	Spire Corp.	300	3,165
	SPX Corp.	6,000	419,400
*	Standard Parking Corp.	828	28,144
	Standard Register Co.	2,900	38,019
	Standex International Corp.	2,200	61,952
	Starrett (L.S.) Co. Class A	603	10,914
	Steelcase, Inc. Class A	12,210	237,118
*	Stericycle, Inc.	2,500	194,525
*	Sterling Construction Co., Inc.	1,072	20,175
*	Strategic Distribution, Inc.	315	3,155
	Sun Hydraulics, Inc.	1,353	29,752
*	Superior Essex, Inc.	3,200	101,792

46

	Supreme Industries, Inc.	900	$5,742
* #	Swift Transportation Co., Inc.	8,310	255,865
	Synagro Techonologies, Inc.	11,297	64,506
	Sypris Solutions, Inc.	500	3,045
*	SYS	700	1,645
*	Target Logistics, Inc.	1,900	4,560
* #	Taser International, Inc.	4,800	38,112
	TB Wood’s Corp.	164	4,034
*	Team, Inc.	900	30,744
	Tech/Ops Sevcon, Inc.	144	972
	Technology Research Corp.	800	4,000
*	Tecumseh Products Co. Class A	2,500	42,550
*	Tecumseh Products Co. Class B	627	10,596
*	Teledyne Technologies, Inc.	3,000	114,150
#	Teleflex, Inc.	5,718	382,649
*	TeleTech Holdings, Inc.	5,900	185,732
	Tennant Co.	2,200	67,716
*	Terex Corp.	5,000	329,200
*	Tetra Tech, Inc.	7,200	128,376
	Textron, Inc.	5,100	470,679
* #	The Advisory Board Co.	1,100	57,211
	The Brink’s Co.	5,900	349,457
*	The Dun & Bradstreet Corp.	3,000	264,840
*	The Geo Group, Inc.	1,700	79,543
*	The Lamson & Sessions Co.	1,500	45,195
	The Manitowoc Co., Inc.	4,800	281,760
*	Thomas & Betts Corp.	6,600	335,412
	Timken Co.	13,000	371,540
#	Titan International, Inc.	3,000	73,320
	Todd Shipyards Corp.	700	14,021
	Toro Co.	4,700	246,985
*	TRC Companies, Inc.	2,526	25,563
	Tredegar Industries, Inc.	4,700	104,857
* #	Trex Co., Inc.	2,200	53,724
	Trinity Industries, Inc.	11,500	481,275
	Triumph Group, Inc.	2,500	134,025
*	Tufco Technologies, Inc.	510	3,876
* #	TurboChef Technologies, Inc.	1,700	25,517
	Twin Disc, Inc.	1,200	51,540
*	U.S. Home Systems, Inc.	900	11,439
*	U.S. Xpress Enterprises, Inc. Class A	1,300	25,077
* #	UAL Corp.	10,000	399,900
	UAP Holding Corp.	3,604	91,433
*	Ultralife Batteries, Inc.	1,200	10,800
	Union Pacific Corp.	13,310	1,312,765
	United Industrial Corp.	700	37,765
	United Parcel Service, Inc.	22,337	1,567,834
*	United Rentals, Inc.	11,600	331,528
*	United Stationers, Inc.	3,800	209,000
	United Technologies Corp.	36,135	2,371,540
	Universal Forest Products, Inc.	2,855	147,975
*	Universal Security Instruments, Inc.	266	7,661
*	UQM Technologies, Inc.	1,000	4,600
*	URS Corp.	6,169	256,445
*	US Airways Group, Inc.	4,765	249,162

47

*	USA Truck, Inc.	200	$3,246
* #	USG Corp.	4,428	239,953
	Valmont Industries, Inc.	2,400	136,128
*	Valpey Fisher Corp.	600	2,268
*	Versar, Inc.	1,060	5,247
	Viad Corp.	3,100	115,568
	Vicor Corp.	3,000	28,020
*	Volt Information Sciences, Inc.	2,150	73,509
	VSE Corp.	400	16,800
#	W.W. Grainger, Inc.	4,961	382,741
	Wabash National Corp.	3,700	59,607
	Wabtec Corp.	5,300	170,660
	Walter Industries, Inc.	7,400	184,482
*	Washington Group International, Inc.	4,565	267,600
* #	Waste Connections, Inc.	6,277	277,569
	Waste Industries USA, Inc.	2,267	57,514
	Waste Management, Inc.	19,440	661,932
	Watsco, Inc. Class A	2,800	141,036
	Watsco, Inc. Class B	200	10,040
	Watson Wyatt & Co. Holdings	5,300	254,771
#	Watts Water Technologies, Inc.	3,900	146,874
	Werner Enterprises, Inc.	10,520	202,826
*	WESCO International, Inc.	6,000	400,380
*	Westaff, Inc.	3,455	18,933
*	Willis Lease Finance Corp.	1,158	12,159
*	Wolverine Tube, Inc.	1,700	3,876
	Woodward Governor Co.	4,300	179,138
*	World Air Holdings, Inc.	241	2,446
*	Xanser Corp.	3,779	20,218
*	YRC Worldwide, Inc.	8,200	356,536
Total Industrials			98,912,964

Information Technology — (13.1%)
*	24/7 Real Media, Inc.	6,186	59,633
*	3Com Corp.	47,273	182,947
*	Acacia Research-Acacia Technologies	2,400	33,144
* #	Access Integrated Technologies, Inc.	2,200	14,630
*	Actel Corp.	4,300	71,982
*	ActivIdentity Corp.	8,664	45,139
* #	Activision, Inc.	15,300	255,816
*	Actuate Corp.	5,400	28,620
	Acxiom Corp.	8,700	185,832
*	Adaptec, Inc.	15,800	57,670
* #	ADC Telecommunications, Inc.	17,565	288,417
*	ADDvantage Technologies Group, Inc.	600	2,130
*	Adept Technology, Inc.	400	2,868
*	Adobe Systems, Inc.	20,992	823,936
	Adtran, Inc.	8,300	191,149
*	Advanced Energy Industries, Inc.	5,600	112,784
* #	Advanced Micro Devices, Inc.	26,700	402,102
* #	Advanced Photonix, Inc.	908	1,861
*	Advent Software, Inc.	2,200	79,640
*	Aehr Test Systems	700	4,137
*	Aeroflex, Inc.	11,410	130,416
*	Aetrium, Inc.	900	3,429

48

*	Affiliated Computer Services, Inc. Class A	8,300	$431,351
* #	Agere Systems, Inc. Class A	8,200	179,662
*	Agile Software Corp.	7,000	44,870
*	Agilent Technologies, Inc.	15,400	488,488
	Agilysys, Inc.	3,200	67,200
*	Airspan Networks, Inc.	4,400	19,976
* #	Akamai Technologies, Inc.	6,100	314,577
#	Alcatel-Lucent SA Sponsored ADR	1,503	19,283
* #	Alliance Data Systems Corp.	3,900	233,025
*	Alliance Semiconductor Corp.	2,150	9,417
*	Altera Corp.	19,020	401,512
*	Altiris, Inc.	2,600	84,604
	American Software, Inc. Class A	2,800	20,580
*	American Technical Ceramics Corp.	874	12,184
*	AMIS Holdings, Inc.	11,100	125,763
* #	Amkor Technology, Inc.	15,100	174,103
*	Ampex Corp. Class A	474	8,186
#	Amphenol Corp.	4,404	284,234
*	Amtech Systems, Inc.	300	2,112
* #	Anadigics, Inc.	6,100	74,481
*	Analex Corp.	1,900	6,935
	Analog Devices, Inc.	17,020	616,975
*	Analysts International Corp.	1,000	1,710
*	Anaren, Inc.	300	5,001
*	Andrew Corp.	13,110	139,228
* #	Anixter International, Inc.	3,800	235,600
*	Ansoft Corp.	1,700	52,683
*	Answerthink, Inc.	6,900	22,287
*	Ansys, Inc.	3,700	188,774
*	Apple Computer, Inc.	30,724	2,599,558
*	Applied Innovation, Inc.	1,498	5,003
#	Applied Materials, Inc.	49,943	927,442
*	Applied Micro Circuits Corp.	42,237	163,457
*	Aptimus, Inc.	600	2,688
*	aQuantive, Inc.	7,780	197,145
*	Ariba, Inc.	11,765	109,532
*	Arris Group, Inc.	11,061	145,342
*	Arrow Electronics, Inc.	13,801	528,854
*	Art Technology Group, Inc.	10,300	22,351
*	Ascendia Brands, Inc.	1,200	2,208
*	Aspen Technology, Inc.	4,500	54,000
	Astro-Med, Inc.	1,556	16,851
*	Asyst Technologies, Inc.	4,500	31,770
*	Atari, Inc.	1,469	7,507
*	Atheros Communications	5,501	139,010
*	Atmel Corp.	56,972	315,625
*	ATMI, Inc.	4,400	146,256
*	Authentidate Holding Corp.	3,883	6,213
*	Autobytel, Inc.	6,300	24,570
*	Autodesk, Inc.	8,500	349,775
	Automatic Data Processing, Inc.	19,870	989,327
* #	Avanex Corp.	5,000	9,350
*	Avaya, Inc.	27,400	336,472
*	Avici Systems, Inc.	2,225	19,513
* #	Avid Technology, Inc.	5,910	197,394

49

*	Aviza Technology, Inc.	1,800	$13,158
*	Avnet, Inc.	12,500	457,125
*	Avocent Corp.	7,418	236,115
	AVX Corp.	21,660	330,965
*	Aware, Inc.	3,200	17,568
*	Axcelis Technologies, Inc.	17,594	128,084
*	Axesstel, Inc.	200	414
*	AXT, Inc.	3,567	17,514
* #	Bankrate, Inc.	2,153	87,390
*	BEA Systems, Inc.	18,910	225,596
* #	BearingPoint, Inc.	18,600	148,800
	Bel Fuse, Inc. Class A	300	8,787
	Bel Fuse, Inc. Class B	1,400	44,506
*	Bell Microproducts, Inc.	700	4,795
*	Benchmark Electronics, Inc.	9,244	198,561
*	BISYS Group, Inc.	14,100	185,274
	Black Box Corp.	2,800	106,064
* #	Blackboard, Inc.	1,800	60,048
*	Blue Coat Systems, Inc.	1,400	45,262
*	BMC Software, Inc.	9,000	277,740
*	Bookham, Inc.	9,000	23,580
*	Borland Software Corp.	13,567	70,413
*	Bottomline Technologies, Inc.	3,757	45,986
*	Brightpoint, Inc.	2,940	35,486
* #	Broadcom Corp.	14,636	498,941
*	Brocade Communications Systems, Inc.	40,050	360,851
*	Brooks Automation, Inc.	11,553	179,418
*	BSQUARE Corp.	855	3,651
#	CA, Inc.	39,500	1,028,975
*	Cabot Microelectronics Corp.	3,704	121,232
*	CACI International, Inc. Class A	3,900	181,350
*	Cadence Design Systems, Inc.	17,800	354,932
*	CalAmp Corp.	3,000	26,670
*	California Micro Devices Corp.	3,000	15,360
*	CallWave, Inc.	2,012	5,855
	CAM Commerce Solutions, Inc.	400	9,940
*	Captaris, Inc.	3,336	20,717
*	Carreker Corp.	3,000	23,940
*	Carrier Access Corp.	5,100	25,245
	Cass Information Systems, Inc.	1,202	40,531
*	Catalyst Semiconductor, Inc.	2,100	7,014
*	Catapult Communications Corp.	2,500	25,375
*	C-COR, Inc.	6,400	87,360
	CDW Corp.	3,800	235,904
*	Centillium Communications, Inc.	9,500	18,430
*	Ceridian Corp.	8,600	280,532
*	CEVA, Inc.	3,100	22,413
* #	CheckFree Corp.	10,308	390,879
*	Checkpoint Systems, Inc.	3,500	68,460
*	Cherokee International Corp.	1,835	8,606
*	Chordiant Software, Inc.	3,360	30,744
*	Ciber, Inc.	1,300	9,139
* #	Ciena Corp.	10,185	320,522
*	Ciprico, Inc.	678	5,010
*	Cirrus Logic, Inc.	10,300	89,301

50

*	Cisco Sytems, Inc.	218,014	$5,655,283
* #	Citrix Systems, Inc.	8,800	283,360
*	CNET Networks, Inc.	5,000	43,900
	Cognex Corp.	6,600	144,738
*	Cognizant Technology Solutions Corp.	5,800	523,160
*	Coherent, Inc.	4,044	121,563
	Cohu, Inc.	3,510	65,426
*	Comarco, Inc.	900	7,209
*	CommScope, Inc.	7,400	284,678
	Communications Systems, Inc.	616	6,560
*	Computer Horizons Corp.	5,000	23,350
*	Computer Sciences Corp.	19,310	1,022,078
*	Computer Task Group, Inc.	1,885	8,822
*	Compuware Corp.	51,020	466,833
*	Comtech Telecommunications Corp.	2,400	82,440
*	Comverse Technology, Inc.	10,150	223,097
*	Concur Technologies, Inc.	2,700	43,659
*	Concurrent Computer Corp.	14,400	22,752
*	Conexant Systems, Inc.	13,100	26,069
*	Convera Corp.	4,400	13,464
*	Convergys Corp.	20,726	533,073
*	Corillian Corp.	6,200	31,000
*	Corning, Inc.	36,110	744,949
*	Covansys Corp.	4,568	112,647
*	CPI International, Inc.	1,500	26,295
*	Credence Systems Corp.	14,800	67,192
* #	Cree, Inc.	7,500	132,000
*	CSG Systems International, Inc.	4,444	109,589
*	CSP, Inc.	400	3,600
	CTS Corp.	1,000	13,550
*	Cyberoptics Corp.	1,561	21,386
*	Cybersource Corp.	2,836	34,656
*	Cymer, Inc.	5,365	222,969
*	Cypress Semiconductor Corp.	16,300	309,700
	Daktronics, Inc.	1,800	48,006
*	Datalink Corp.	1,200	10,566
	Dataram Corp.	1,000	4,500
* #	Dell, Inc.	63,210	1,444,349
*	Delphax Technologies, Inc.	100	127
	Diebold, Inc.	6,000	284,220
*	Digi International, Inc.	3,720	49,736
*	Digimarc Corp.	4,432	48,132
*	Digital Angel Corp.	6,000	14,940
*	Digital River, Inc.	4,800	265,872
*	Diodes, Inc.	2,750	103,235
*	Ditech Networks, Inc.	5,300	41,075
*	Dot Hill Systems Corp.	5,800	20,126
*	DSP Group, Inc.	3,500	72,065
*	DST Systems, Inc.	3,304	232,668
*	DTS, Inc.	1,900	45,961
*	Dycom Industries, Inc.	6,218	155,450
*	Dynamics Research Corp.	1,002	10,110
*	EarthLink, Inc.	11,085	78,925
*	eBay, Inc.	49,601	1,590,208
*	Echelon Corp.	7,569	71,830

51

*	eCollege.com, Inc.	1,944	$33,787
*	EDGAR Online, Inc.	1,600	5,168
*	Edgewater Technology, Inc.	1,440	11,203
*	EFJ, Inc.	3,400	21,488
*	eFunds Corp.	6,669	167,459
*	Electro Scientific Industries, Inc.	5,092	109,580
* #	Electroglas, Inc.	3,231	7,722
* #	Electronic Arts, Inc.	8,730	440,167
	Electronic Data Systems Corp.	25,500	714,510
*	Electronics for Imaging, Inc.	8,671	197,872
*	eLoyalty Corp.	500	10,185
*	Embarcadero Technologies, Inc.	2,206	13,545
*	EMC Corp.	72,200	1,007,190
*	EMCORE Corp.	4,900	21,952
*	EMS Technologies, Inc.	3,100	62,093
*	Emulex Corp.	8,100	144,990
*	Endwave Corp.	1,600	20,112
*	Entegris, Inc.	17,200	191,608
*	Entrust, Inc.	6,400	27,712
*	Epicor Software Corp.	6,479	87,207
*	EPIQ Systems, Inc.	3,100	54,963
*	ePlus, Inc.	1,093	11,739
* #	Equinix, Inc.	2,000	165,340
*	eSpeed, Inc.	4,600	39,146
* #	Euronet Worldwide, Inc.	4,355	119,022
*	Evans & Sutherland Computer Corp.	685	2,055
*	Exar Corp.	600	8,070
*	Excel Technology, Inc.	600	16,026
*	Extreme Networks, Inc.	9,330	41,145
*	F5 Networks, Inc.	3,971	288,374
	Factset Research Systems, Inc.	2,400	146,064
	Fair Isaac Corp.	5,300	206,859
*	Fairchild Semiconductor Corp. Class A	17,583	328,978
*	FalconStor Software, Inc.	3,800	38,190
*	Faro Technologies, Inc.	1,604	43,292
*	FEI Co.	3,610	118,408
	Fidelity National Information Services, Inc.	18,435	847,088
* #	Finisar Corp.	33,300	106,227
	First Data Corp.	35,760	912,953
*	Fiserv, Inc.	8,300	439,568
*	Flextronics International, Ltd.	1,130	12,351
*	Flir Systems, Inc.	5,700	198,132
*	FormFactor, Inc.	5,000	213,750
*	Forrester Research, Inc.	2,300	61,709
*	Foundry Networks, Inc.	13,000	189,800
	Frequency Electronics, Inc.	1,400	15,750
*	FSI International, Inc.	3,939	20,168
*	Gartner Group, Inc.	7,500	158,700
*	Gateway, Inc.	30,400	62,928
*	Genesis Microchip, Inc.	2,300	18,285
*	Gerber Scientific, Inc.	3,779	39,831
	Gevity HR, Inc.	2,300	45,816
*	Glenayre Technologies, Inc.	10,018	26,247
*	Global Imaging Systems, Inc.	6,720	134,870
	Global Payments, Inc.	7,400	284,678

52

*	Globecomm Systems, Inc.	2,583	$28,749
* #	GlobeTel Communications Corp.	2,400	840
*	Globix Corp.	6,521	30,649
*	Google, Inc.	200	89,890
*	Greenfield Online, Inc.	3,600	53,676
*	GSE Systems, Inc.	584	4,193
*	GTSI Corp.	1,900	19,361
*	Harmonic, Inc.	8,800	77,528
#	Harris Corp.	4,600	225,768
*	Harris Stratex Networks, Inc. Class A	1,125	22,950
*	Hauppauge Digital, Inc.	1,000	7,010
#	Heartland Payment Systems, Inc.	2,782	69,327
*	HEI, Inc.	1,800	2,304
	Henry Jack & Associates, Inc.	10,900	255,714
	Hewlett-Packard Co.	98,699	3,886,767
*	hi/fn, Inc.	1,797	9,830
*	Hittite Microwave Corp.	1,600	67,104
*	Hutchinson Technology, Inc.	4,100	92,742
*	Hypercom Corp.	6,883	39,027
*	Hyperion Solutions Corp.	6,805	291,526
* #	I.D. Systems, Inc.	1,100	16,654
* #	i2 Technologies, Inc.	2,600	61,906
*	iBasis, Inc.	3,000	30,300
*	Ibis Technology Corp.	1,500	2,055
*	iGATE Capital Corp.	5,932	40,160
*	ImageWare Systems, Inc.	400	836
	Imation Corp.	5,300	220,533
*	Immersion Corp.	2,700	19,710
* #	Infocrossing, Inc.	2,910	45,483
*	InFocus Corp.	6,000	16,380
*	Informatica Corp.	3,900	50,544
*	Inforte Corp.	1,200	4,224
*	InfoSpace, Inc.	5,000	114,000
*	Ingram Micro, Inc.	19,710	382,965
*	Innodata Isogen, Inc.	1,700	4,335
*	Innovex, Inc.	1,800	3,420
*	Insight Enterprises, Inc.	7,410	143,161
*	InsWeb Corp.	100	339
	Integral Systems, Inc.	1,200	29,724
*	Integrated Device Technology, Inc.	23,820	386,360
*	Integrated Silicon Solution, Inc.	6,700	40,401
	Intel Corp.	207,756	4,123,957
*	Intelli-Check, Inc.	840	6,132
*	Interactive Intelligence, Inc.	1,300	19,227
*	Interdigital Communications Corp.	3,706	128,672
*	Interlink Electronics, Inc.	200	545
* #	Intermec, Inc.	4,600	103,040
*	Internap Network Services Corp.	2,700	50,814
	International Business Machines Corp.	50,530	4,699,795
*	International Rectifier Corp.	10,908	468,171
*	Internet Capital Group, Inc.	6,120	70,013
*	Interphase Corp.	700	7,896
	Intersil Corp.	16,700	441,715
	Inter-Tel, Inc.	1,000	23,140
*	Intervoice, Inc.	4,700	30,174

53

*	Interwoven, Inc.	6,737	$102,537
*	Intest Corp.	1,100	4,554
*	Intevac, Inc.	2,500	68,175
*	IntriCon Corp.	400	2,320
*	Intuit, Inc.	16,200	478,062
*	INX, Inc.	100	952
*	Iomega Corp.	6,886	23,275
* #	iPass, Inc.	800	4,080
* #	Iron Mountain, Inc.	11,832	329,521
*	Iteris, Inc.	3,300	8,646
* #	Itron, Inc.	2,800	180,936
*	Ixia	6,327	69,724
*	IXYS Corp.	4,030	41,711
*	j2 Global Communications, Inc.	2,800	67,312
	Jabil Circuit, Inc.	22,200	593,184
*	Jaco Electronics, Inc.	600	2,268
*	JDA Software Group, Inc.	5,100	75,786
* #	JDS Uniphase Corp.	14,575	236,261
*	Juniper Networks, Inc.	62,581	1,183,407
* #	Jupitermedia Corp.	2,800	23,968
*	Keane, Inc.	7,300	100,156
	Keithley Instruments, Inc.	2,165	32,800
*	Kemet Corp.	1,900	14,820
*	Key Tronic Corp.	1,400	5,712
*	Keynote Systems, Inc.	3,220	42,214
*	Kintera, Inc.	800	1,208
#	KLA-Tencor Corp.	11,883	614,826
*	Komag, Inc.	3,700	125,763
*	Kopin Corp.	11,500	41,515
*	Kronos, Inc.	4,000	158,000
*	Kulicke & Soffa Industries, Inc.	6,500	61,750
*	KVH Industries, Inc.	2,000	20,080
* #	L-1 Identity Solutions, Inc.	10,804	171,676
*	Lam Research Corp.	5,600	250,096
* #	LaserCard Corp.	800	10,072
*	Lattice Semiconductor Corp.	18,600	114,576
* #	Lawson Software, Inc.	23,712	187,799
*	LeCroy Corp.	2,000	18,180
*	Lexmark International, Inc.	4,906	297,107
*	Lightbridge, Inc.	4,200	67,788
	Linear Technology Corp.	14,500	481,255
*	Lionbridge Technologies, Inc.	4,600	24,702
*	Littlefuse, Inc.	2,300	84,709
*	LogicVision, Inc.	300	300
*	Logility, Inc.	1,176	8,467
*	LoJack Corp.	1,100	20,944
*	LookSmart, Ltd.	3,156	13,665
*	Loral Space & Communications, Inc.	2,300	107,065
* #	LSI Logic Corp.	43,200	438,048
*	LTX Corp.	6,300	39,186
* #	Lumera Corp.	1,200	5,148
*	Macrovision Corp.	6,400	157,888
*	Magma Design Automation, Inc.	4,100	41,328
*	Management Network Group, Inc.	2,370	4,527
*	Manhattan Associates, Inc.	3,850	107,107

54

*	ManTech International Corp. Class A	2,300	$79,235
*	Mapinfo Corp.	4,100	57,400
	Marchex, Inc. Class B	2,100	28,308
*	Mastec, Inc.	9,473	108,561
*	Mattson Technology, Inc.	6,783	59,758
	Maxim Integrated Products, Inc.	15,590	510,573
	Maximus, Inc.	3,400	102,476
* #	Maxwell Technologies, Inc.	1,500	20,715
* #	McAfee, Inc.	14,000	421,680
*	Mechanical Technology, Inc.	2,100	3,381
* #	MEMC Electronic Materials, Inc.	10,916	562,938
*	Mentor Graphics Corp.	7,910	133,600
*	Mercury Computer Systems, Inc.	2,000	25,440
*	Merix Corp.	2,600	23,322
	Mesa Laboratories, Inc.	200	3,974
	Methode Electronics, Inc.	6,200	67,022
*	Micrel, Inc.	9,061	105,651
#	Microchip Technology, Inc.	8,800	313,280
*	Micron Technology, Inc.	62,561	741,973
*	Micros Systems, Inc.	4,604	256,719
* #	Microsemi Corp.	5,600	113,456
	Microsoft Corp.	345,500	9,732,735
*	MicroStrategy, Inc.	602	75,894
*	Microtune, Inc.	5,400	23,922
* #	Midway Games, Inc.	5,200	35,100
* #	Mindspeed Technologies, Inc.	7,600	18,468
*	MIPS Technologies, Inc.	3,800	35,416
*	MIVA, Inc.	4,100	17,138
*	MKS Instruments, Inc.	8,510	205,261
*	Mobility Electronics, Inc.	1,000	3,260
*	Mobius Management Systems, Inc.	1,900	13,566
	Mocon, Inc.	601	8,114
*	Moldflow Corp.	1,457	20,689
	Molex, Inc.	5,300	155,449
	Molex, Inc. Class A	7,800	204,438
	MoneyGram International, Inc.	7,600	228,456
*	Monolithic Power Systems	2,378	30,177
*	MoSys, Inc.	4,400	34,188
	Motorola, Inc.	69,903	1,294,604
*	MPS Group, Inc.	13,220	189,310
*	MRV Communications, Inc.	13,600	51,272
*	MSC.Software Corp.	6,266	84,278
	MTS Systems Corp.	2,153	81,340
* #	Multi-Fineline Electronix, Inc.	1,400	25,774
*	Nanometrics, Inc.	600	4,584
*	Napco Security Systems, Inc.	2,575	13,390
*	Napster, Inc.	7,000	27,230
	National Instruments Corp.	9,600	257,568
	National Semiconductor Corp.	12,781	327,449
*	NAVTEQ Corp.	4,000	127,840
*	NCR Corp.	11,000	508,200
*	NeoMagic Corp.	600	2,214
*	Neoware Systems, Inc.	2,600	30,628
*	NETGEAR, Inc.	3,400	91,902
* #	Netlogic Microsystems, Inc.	2,200	54,868

55

*	NetManage, Inc.	800	$4,160
*	NetRatings, Inc.	3,860	80,018
*	NetScout Systems, Inc.	4,100	35,383
*	Network Appliance, Inc.	13,414	518,719
*	Network Engines, Inc.	8,092	16,912
*	Network Equipment Technologies, Inc.	3,800	30,058
*	Newport Corp.	5,965	106,535
*	NIC, Inc.	5,286	27,963
*	NMS Communications Corp.	5,736	10,726
*	Novatel Wireless, Inc.	6,500	85,865
*	Novell, Inc.	44,692	295,861
* #	Novellus Systems, Inc.	12,100	389,620
*	Nu Horizons Electronics Corp.	2,300	22,724
* #	Nuance Communications, Inc.	17,000	239,530
*	NumereX Corp. Class A	1,142	11,146
*	Nvidia Corp.	16,103	499,193
	O.I. Corp.	200	2,077
* #	OmniVision Technologies, Inc.	3,500	45,360
* #	ON Semiconductor Corp.	36,100	354,502
*	Online Resources Corp.	2,200	22,770
*	Onvia, Inc.	500	3,500
*	Openwave Systems, Inc.	14,200	115,872
*	Oplink Communications, Inc.	3,200	52,768
*	OPNET Technologies, Inc.	3,000	42,480
*	Opsware, Inc.	6,400	47,232
*	Optical Cable Corp.	100	526
*	Optical Communication Products, Inc.	3,242	4,571
*	Oracle Corp.	185,935	3,054,912
*	OSI Systems, Inc.	1,700	42,500
*	Overland Storage, Inc.	1,300	5,330
*	OYO Geospace Corp.	581	39,491
*	Packeteer, Inc.	3,500	42,000
* #	Palm, Inc.	10,050	166,328
*	PAR Technology Corp.	1,896	17,197
*	Parametric Technology Corp.	13,092	249,664
	Park Electrochemical Corp.	3,100	86,676
* #	Parkervision, Inc.	1,605	17,511
*	Paxar Corp.	6,710	154,531
#	Paychex, Inc.	13,654	554,762
*	PC Connection, Inc.	3,626	59,756
*	PC-Tel, Inc.	3,100	32,240
*	PDF Solutions, Inc.	2,100	23,919
	Pegasystems, Inc.	5,210	46,056
*	Perceptron, Inc.	400	3,640
*	Perficient, Inc.	2,800	54,404
*	Performance Technologies, Inc.	1,700	8,755
*	Pericom Semiconductor Corp.	4,400	44,528
*	Perot Systems Corp.	18,014	302,995
*	Pervasive Software, Inc.	3,518	14,213
*	Phoenix Technologies, Ltd.	2,650	16,483
*	Photon Dynamics, Inc.	2,400	28,320
*	Photronics, Inc.	6,600	101,772
*	Pinnacle Data Systems, Inc.	100	250
*	Planar Systems, Inc.	2,600	23,244
	Plantronics, Inc.	7,280	148,949

56

*	PLATO Learning, Inc.	3,092	$15,769
*	Plexus Corp.	5,670	92,988
*	PLX Technology, Inc.	2,300	23,069
* #	PMC-Sierra, Inc.	20,370	137,498
*	Polycom, Inc.	9,900	315,810
*	Power Integrations, Inc.	1,300	33,605
*	Powerwave Technologies, Inc.	8,837	47,013
*	Presstek, Inc.	3,200	18,816
	Printronix, Inc.	800	10,464
*	Progress Software Corp.	4,000	112,200
	QAD, Inc.	4,087	34,208
*	QLogic Corp.	17,700	311,343
	Qualcomm, Inc.	58,823	2,369,390
	Quality Systems, Inc.	2,100	85,953
*	Qualstar Corp.	1,308	4,238
*	Quantum Corp.	20,050	49,524
*	Quest Software, Inc.	14,510	236,803
*	QuickLogic Corp.	2,800	7,392
*	Quovadx, Inc.	5,629	14,804
*	Radiant Systems, Inc.	3,100	37,200
*	RadiSys Corp.	2,700	42,444
*	Radyne Corp.	2,400	23,472
*	RAE Systems, Inc.	5,500	17,710
* #	Rambus, Inc.	5,100	101,592
*	Ramtron International Corp.	3,396	8,660
*	RealNetworks, Inc.	23,140	188,822
*	Red Hat, Inc.	8,300	186,335
*	Relm Wireless Corp.	1,500	8,475
	REMEC, Inc.	400	616
#	Renaissance Learning, Inc.	1,785	24,098
*	RF Micro Devices, Inc.	29,438	234,915
*	RF Monolithics, Inc.	900	3,735
	Richardson Electronics, Ltd.	1,900	17,499
*	RightNow Technologies, Inc.	2,100	35,007
*	Rimage Corp.	1,019	28,858
*	Rofin-Sinar Technologies, Inc.	1,600	96,224
*	Rogers Corp.	2,200	106,502
*	Rudolph Technologies, Inc.	4,510	73,513
*	S1 Corp.	8,200	42,476
*	Saba Software, Inc.	3,004	21,809
	Sabre Holdings Corp.	14,700	475,251
*	Safeguard Scientifics, Inc.	23,650	66,930
*	SafeNet, Inc.	4,434	121,713
*	Salesforce.com, Inc.	6,000	259,560
*	Sandisk Corp.	8,600	313,212
*	Sanmina-SCI Corp.	75,900	281,589
*	Sapient Corp.	13,112	81,819
* #	SatCon Technology Corp.	400	596
*	ScanSource, Inc.	1,900	52,554
*	Scientific Learning Corp.	1,436	9,334
*	SCM Microsystems, Inc.	2,923	11,750
*	Seachange International, Inc.	3,200	32,640
#	Seagate Technology	777	20,901
*	Secure Computing Corp.	6,700	57,486
*	Selectica, Inc.	900	1,746

57

*	Semitool, Inc.	4,610	$59,976
*	Semtech Corp.	8,272	118,538
*	SI International, Inc.	2,000	56,040
*	Sigma Designs, Inc.	1,800	50,742
*	Silicon Image, Inc.	6,600	58,146
*	Silicon Laboratories, Inc.	4,100	123,820
*	Silicon Storage Technology, Inc.	17,936	95,061
*	SimpleTech, Inc.	5,460	47,065
*	Sirenza Microdevices, Inc.	3,436	26,629
*	Skyworks Solutions, Inc.	24,400	161,040
*	SM&A	2,025	14,600
*	Solectron Corp.	150,110	483,354
*	Sonic Foundry, Inc.	1,800	6,894
*	Sonic Solutions, Inc.	2,600	37,778
*	SonicWALL, Inc.	9,560	83,363
*	Sonus Networks, Inc.	22,200	170,718
*	SpectraLink Corp.	1,865	21,802
*	Spectrum Control, Inc.	2,600	27,560
*	SPSS, Inc.	2,100	72,597
*	SRA International, Inc.	5,200	123,240
*	SRS Labs, Inc.	1,600	17,936
*	Staktek Holdings, Inc.	7,300	29,711
*	Standard Microsystems Corp.	3,604	102,966
	StarTek, Inc.	1,900	19,437
* #	Stratasys, Inc.	1,300	47,684
*	Stratos International, Inc.	600	4,470
*	SumTotal Systems, Inc.	4,200	36,582
*	Sun Microsystems, Inc.	108,648	666,012
*	Sunair Electronics, Inc.	400	1,300
*	Sunrise Telecom, Inc.	500	1,210
*	Supertex, Inc.	1,700	69,785
*	SupportSoft, Inc.	6,600	39,138
*	Sybase, Inc.	8,700	217,413
*	Sycamore Networks, Inc.	27,000	103,410
*	Sykes Enterprises, Inc.	3,600	57,744
*	Symantec Corp.	45,600	779,760
*	Symmetricom, Inc.	7,100	60,066
*	Synaptics, Inc.	2,800	68,712
*	SYNNEX Corp.	5,300	100,170
*	Synopsys, Inc.	11,290	288,798
*	Synplicity, Inc.	3,831	24,365
	Syntel, Inc.	2,690	96,517
* #	Take-Two Interactive Software, Inc.	10,400	185,120
	TALX Corp.	4,600	156,538
*	Tech Data Corp.	6,300	234,864
	Technitrol, Inc.	5,800	127,542
*	Technology Solutions Co.	294	2,326
*	TechTeam Global, Inc.	1,366	16,460
*	Tekelec	6,000	74,760
	Tektronix, Inc.	12,349	353,305
*	TeleCommunication Systems, Inc.	5,600	20,440
* #	Telkonet, Inc.	4,700	12,878
*	Tellabs, Inc.	38,180	400,126
*	Telular Corp.	1,461	5,114
* #	Teradyne, Inc.	28,622	461,387

58

*	Terayon Communication Systems, Inc.	1,200	$2,712
*	Terremark Worldwide, Inc.	2,755	21,875
*	Tessco Technologies, Inc.	856	23,009
*	Tessera Technologies, Inc.	2,859	115,561
	Texas Instruments, Inc.	42,000	1,300,320
*	Therma-Wave, Inc.	1,300	2,067
	TheStreet.com, Inc.	2,500	27,875
*	Think Partnership, Inc.	9,245	30,878
*	THQ, Inc.	7,300	235,133
*	TIBCO Software, Inc.	32,488	294,016
*	Tier Technologies, Inc. Class B	500	3,943
*	TNS, Inc.	3,000	50,340
*	Tollgrade Communications, Inc.	1,800	21,582
#	Total System Services, Inc.	9,558	298,401
*	Track Data Corp.	1,200	4,428
*	Transact Technologies, Inc.	1,100	10,461
* #	Transaction Systems Architects, Inc.	2,800	98,840
*	Transmeta Corp.	2,600	1,872
*	Transwitch Corp.	3,298	4,485
*	Travelzoo, Inc.	700	23,527
*	Trident Microsystems, Inc.	4,300	95,073
*	Trimble Navigation, Ltd.	10,000	264,625
	Trio-Tech International	255	3,634
*	Triquint Semiconductor, Inc.	23,781	118,905
	TSR, Inc.	400	1,704
*	TTM Technologies, Inc.	5,200	58,968
*	Tumbleweed Communications Corp.	6,456	22,531
*	Tut Systems, Inc.	200	228
*	Tyler Technologies, Inc.	5,300	72,239
*	Ulticom, Inc.	5,536	48,163
*	Ultimate Software Group, Inc.	1,800	47,952
*	Ultra Clean Holdings, Inc.	500	8,150
*	Ultratech, Inc.	2,400	31,776
*	Unisys Corp.	38,225	324,530
	United Online, Inc.	6,910	90,867
* #	Universal Display Corp.	1,400	18,228
* #	UTStarcom, Inc.	18,600	171,864
*	VA Software Corp.	3,641	15,693
*	ValueClick, Inc.	11,408	302,312
* #	Varian Semiconductor Equipment Associates, Inc.	6,310	301,555
*	Veeco Instruments, Inc.	3,710	72,679
*	VendingData Corp.	1,500	3,570
*	Verigy, Ltd.	1,334	31,336
*	Verint Systems, Inc.	3,500	109,830
*	VeriSign, Inc.	15,200	384,560
*	Viasat, Inc.	2,800	95,648
*	Vicon Industries, Inc.	600	4,752
*	Video Display Corp.	1,100	7,876
*	Vignette Corp.	5,300	94,552
*	Virage Logic Corp.	2,843	23,256
*	Vishay Intertechnology, Inc.	29,610	421,943
*	Vitria Technology, Inc.	500	1,380
*	Vyyo, Inc.	1,900	8,170
* #	Wave Systems Corp. Class A	2,100	4,788
*	Web.com, Inc.	1,800	9,360

59

* #	WebEx Communications, Inc.	4,844	$210,375
*	webMethods, Inc.	6,800	46,172
*	Websense, Inc.	3,106	70,693
*	WebSideStory, Inc.	2,300	29,210
*	Westell Technologies, Inc.	7,140	16,636
*	Western Digital Corp.	12,893	247,159
	Western Union Co.	15,489	335,647
*	White Electronics Designs Corp.	4,040	27,270
*	Wind River Systems, Inc.	10,700	111,280
*	Wireless Telecom Group, Inc.	3,716	8,956
*	Wireless Xcessories Group, Inc.	600	1,680
*	Witness Systems, Inc.	3,300	87,879
*	WJ Communications, Inc.	7,298	10,874
*	Wright Express Corp.	100	2,848
*	Xerox Corp.	36,250	626,038
#	Xilinx, Inc.	20,005	512,528
	X-Rite, Inc.	4,615	54,503
* #	Yahoo!, Inc.	37,058	1,143,610
*	Zebra Technologies Corp. Class A	7,900	312,919
*	Zhone Technologies, Inc.	2,800	3,248
*	ZILOG, Inc.	2,100	8,925
* #	Zix Corp.	200	340
*	Zoran Corp.	6,020	99,149
*	Zygo Corp.	2,350	37,577
Total Information Technology			120,762,094

Materials — (4.2%)
*	AEP Industries, Inc.	500	22,660
	Air Products & Chemicals, Inc.	7,165	536,085
	Airgas, Inc.	11,769	485,707
*	AK Steel Holding Corp.	6,000	138,780
	Albemarle Corp.	3,400	278,290
#	Alcoa, Inc.	42,650	1,424,937
	Allegheny Technologies, Inc.	4,614	472,704
	AMCOL International Corp.	3,700	104,895
*	American Pacific Corp.	1,005	10,372
	American Vanguard Corp.	2,766	47,741
	Aptargroup, Inc.	5,174	340,449
	Arch Chemicals, Inc.	3,000	92,160
	Ashland, Inc.	7,165	469,881
*	Atlantis Plastics, Inc.	600	1,833
	Bairnco Corp.	500	6,770
	Balchem Corp.	1,485	21,993
	Ball Corp.	5,100	236,130
	Bemis Co., Inc.	15,832	524,514
#	Bowater, Inc.	4,300	103,974
*	Brush Engineered Materials, Inc.	2,000	89,640
*	Buckeye Technologies, Inc.	3,200	40,704
	Cabot Corp.	8,432	377,079
* #	Calgon Carbon Corp.	5,300	36,040
*	Caraustar Industries, Inc.	3,800	29,906
	Carpenter Technology Corp.	3,700	438,635
	Castle (A.M.) & Co.	2,400	69,120
* #	Century Aluminum Co.	3,853	175,427
	Chaparral Steel Co.	6,700	333,861

60

	Chemtura Corp.	34,500	$396,060
	Chesapeake Corp.	3,200	49,376
#	Cleveland-Cliffs, Inc.	6,000	338,400
*	Coeur d’Alene Mines Corp.	26,500	119,780
	Commercial Metals Co.	17,000	468,180
	Compass Minerals International, Inc.	3,652	119,311
*	Constar International, Inc.	1,500	13,755
*	Core Molding Technologies, Inc.	800	6,080
	CPAC, Inc.	1,000	8,530
*	Crown Holdings, Inc.	18,200	415,688
#	Cytec Industries, Inc.	6,481	381,212
	Deltic Timber Corp.	1,400	72,548
	Dow Chemical Co.	50,780	2,224,164
	DuPont (E.I.) de Nemours & Co., Inc.	34,700	1,761,025
	Eagle Materials, Inc.	4,686	217,056
	Eastman Chemical Co.	7,500	443,400
	Ecolab, Inc.	11,900	503,370
	Empire Resources, Inc.	300	3,117
	Ferro Corp.	6,100	129,320
	Florida Rock Industries, Inc.	7,200	485,136
*	Flotek Industries, Inc.	914	25,318
	FMC Corp.	4,200	308,994
#	Freeport-McMoRan Copper & Gold, Inc. Class B	9,861	566,120
	Friedman Industries, Inc.	1,100	9,218
	Georgia Gulf Corp.	3,310	63,486
	Gibraltar Industries, Inc.	3,900	90,675
	Glatfelter (P.H.) Co.	1,100	18,667
*	Graphic Packaging Corp.	31,167	149,602
	Greif, Inc. Class A	1,400	164,402
	Greif, Inc. Class B	1,218	130,022
	H.B. Fuller Co.	9,112	227,527
	Hawkins, Inc.	1,859	29,651
*	Headwaters, Inc.	5,900	139,063
*	Hecla Mining Co.	13,818	106,399
*	Hercules, Inc.	5,200	104,832
*	ICO, Inc.	4,800	28,128
	International Flavors & Fragrances, Inc.	4,900	229,320
	International Paper Co.	22,410	806,984
*	Kaiser Aluminum Corp.	2,335	158,033
	Kronos Worldwide, Inc.	5,425	185,210
*	Landec Corp.	2,700	36,126
*	Lesco, Inc.	1,000	14,350
	Louisiana-Pacific Corp.	15,400	317,856
	Lubrizol Corp.	10,114	525,928
	Lyondell Chemical Co.	27,973	891,220
	MacDermid, Inc.	3,900	134,979
	Martin Marietta Materials, Inc.	2,200	275,704
*	Material Sciences Corp.	2,317	24,954
*	Maxxam, Inc.	661	18,772
	MeadWestavco Corp.	20,416	621,667
	Metal Management, Inc.	2,900	116,116
	Minerals Technologies, Inc.	3,000	185,670
* #	Mines Management, Inc.	600	3,210
*	Mod-Pac Corp.	400	4,472
	Monsanto Co.	17,139	903,054

61

	Myers Industries, Inc.	5,506	$93,767
*	Nanophase Technologies Corp.	700	4,172
	Nevada Chemicals, Inc.	645	6,057
	NewMarket Corp.	2,200	96,558
	Newmont Mining Corp.	15,470	697,233
#	NL Industries, Inc.	8,100	88,938
	NN, Inc.	2,430	28,747
*	Northern Technologies International Corp.	400	3,200
*	Northwest Pipe Co.	1,679	61,418
	Nucor Corp.	10,910	664,092
	Olin Corp.	11,114	192,272
*	OM Group, Inc.	4,361	220,972
*	OMNOVA Solutions, Inc.	6,100	37,088
*	Owens-Illinois, Inc.	17,200	408,672
	Packaging Corp. of America	15,010	367,745
*	Pactiv Corp.	6,567	211,457
	Penford Corp.	1,800	37,242
	Phelps Dodge Corp.	5,300	662,023
*	Pioneer Companies, Inc.	1,900	58,900
*	PolyOne Corp.	11,920	79,983
	PPG Industries, Inc.	9,501	629,441
	Praxair, Inc.	11,671	719,984
	Quaker Chemical Corp.	1,570	36,974
	Quanex Corp.	5,559	217,301
	Reliance Steel & Aluminum Co.	11,326	517,145
*	Rock of Ages Corp.	500	2,550
	Rock-Tenn Co. Class A	1,400	45,458
*	Rockwood Holdings, Inc.	11,065	301,521
	Rohm & Haas Co.	23,550	1,244,853
#	Royal Gold, Inc.	2,704	89,502
	RPM International, Inc.	13,097	306,470
*	RTI International Metals, Inc.	2,605	224,759
	Ryerson, Inc.	600	20,640
	Schnitzer Steel Industries, Inc. Class A	3,231	121,259
	Schulman (A.), Inc.	2,800	59,052
	Schweitzer-Maudoit International, Inc.	2,300	54,878
	Scotts Miracle-Gro Co. Class A	7,531	332,192
	Sealed Air Corp.	7,310	471,056
	Sensient Technologies Corp.	6,000	146,940
	Sigma-Aldrich Corp.	6,420	263,220
	Silgan Holdings, Inc.	3,500	172,235
*	Smurfit-Stone Container Corp.	30,700	378,838
	Spartech Corp.	4,900	129,752
	Steel Dynamics, Inc.	13,861	523,114
	Steel Technologies, Inc.	1,700	49,844
	Stepan Co.	1,400	37,870
*	Stillwater Mining Co.	10,420	132,647
*	Symyx Technologies, Inc.	2,700	45,117
*	Synalloy Corp.	807	19,812
	Temple-Inland, Inc.	10,620	635,076
*	Terra Industries, Inc.	9,620	167,869
	Texas Industries, Inc.	1,869	148,043
*	The Mosaic Co.	1,600	40,704
*	Titanium Metals Corp.	6,500	226,850
	Tronox, Inc. Class B	383	5,684

62

*	U.S. Concrete, Inc.	3,900	$34,086
*	United States Lime & Minerals, Inc.	634	19,337
	United States Steel Corp.	8,920	790,490
*	Universal Stainless & Alloy Products, Inc.	700	32,424
	Valhi, Inc.	14,064	313,768
	Valspar Corp.	15,383	417,033
#	Vulcan Materials Co.	4,600	535,854
	Wausau Paper Corp.	8,810	127,481
	Westlake Chemical Corp.	7,416	220,478
#	Weyerhaeuser Co.	10,210	876,733
*	Wheeling-Pittsburgh Corp.	2,400	59,400
*	Williams Industries, Inc.	100	219
#	Worthington Industries, Inc.	11,510	229,279
* #	Zoltek Companies, Inc.	1,434	42,389
Total Materials			38,919,681

Real Estate Investment Trusts — (0.0%)
	Capitalsource, Inc.	4,262	109,917
	Longview Fibre Co.	1,201	29,569
Total Real Estate Investment Trusts			139,486

Telecommunication Services — (2.7%)
	Alaska Communications Systems Group, Inc.	4,969	72,696
	Alltel Corp.	19,067	1,155,270
*	American Tower Corp.	15,365	595,240
	AT&T, Inc.	225,355	8,293,064
*	Boston Communications Group, Inc.	2,800	6,412
*	Cbeyond, Inc.	100	3,107
*	Centennial Communications Corp.	8,087	63,726
	CenturyTel, Inc.	12,910	577,723
*	Cincinnati Bell, Inc.	28,100	128,417
	Citizens Communications Co.	19,140	288,440
*	Cogent Communications Group, Inc.	5,000	112,800
	Commonwealth Telephone Enterprises, Inc.	900	38,448
	Consolidated Communications Holdings, Inc.	3,257	66,378
*	Crown Castle International Corp.	12,715	416,543
	CT Communications, Inc.	3,200	75,424
	D&E Communications, Inc.	2,584	33,980
* #	Dobson Communications Corp.	17,130	152,114
	Embarq Corp.	3,350	185,423
	FairPoint Communications, Inc.	200	3,820
* #	FiberTower Corp.	6,400	34,112
*	General Communications, Inc. Class A	5,910	87,645
	Hickory Tech Corp.	1,741	12,396
*	IDT Corp.	200	2,732
*	IDT Corp. Class B	8,110	105,917
* #	InPhonic, Inc.	4,600	57,178
	Iowa Telecommunications Services, Inc.	100	2,003
*	LCC International, Inc. Class A	3,400	17,238
*	Leap Wireless International, Inc.	7,300	493,261
* #	Level 3 Communications, Inc.	79,128	519,871
*	Moscow CableCom Corp.	800	10,000
*	NeuStar, Inc.	4,900	156,800
*	NII Holdings, Inc.	7,661	542,705
	North Pittsburgh Systems, Inc.	1,300	28,158

63

*	Premiere Global Services, Inc.	10,000	$104,200
	Price Communications Corp.	5,700	113,430
* #	Qwest Communications International, Inc.	54,700	485,736
*	Rural Cellular Corp. Class A	1,900	24,757
*	SBA Communications Corp.	5,400	145,638
	Shenandoah Telecommunications Co.	1,202	52,984
	Sprint Nextel Corp.	119,955	2,312,732
	SureWest Communications	2,300	54,924
*	Syniverse Holdings, Inc.	600	6,780
	Telephone & Data Systems, Inc.	5,363	298,665
	Telephone & Data Systems, Inc. Special Shares	6,506	333,367
*	Time Warner Telecom, Inc.	6,600	145,266
*	United States Cellular Corp.	4,543	325,960
*	US LEC Corp.	3,502	35,650
	USA Mobility, Inc.	4,484	86,900
	Verizon Communications, Inc.	149,532	5,596,983
	Warwick Valley Telephone Co.	804	13,580
	Windstream Corp.	12,379	186,304
*	Wireless Facilities, Inc.	13,120	28,339
*	Xeta Corp.	1,182	3,570
Total Telecommunication Services			24,694,806

Utilities — (3.3%)
*	AES Corp.	23,894	509,420
	AGL Resources, Inc.	7,100	289,183
*	Allegheny Energy, Inc.	7,279	343,860
#	ALLETE, Inc.	3,800	177,954
	Alliant Energy Corp.	4,700	196,554
	Ameren Corp.	10,361	541,155
	American Electric Power Co., Inc.	14,293	641,184
	American States Water Co.	2,100	79,590
#	Aqua America, Inc.	21,100	480,869
*	Aquila, Inc.	42,600	176,364
	Artesian Resources Corp. Class A	573	11,030
	Atmos Energy Corp.	9,800	308,896
#	Avista Corp.	5,600	131,040
	BIW, Ltd.	200	3,112
	Black Hills Corp.	3,800	136,990
*	Cadiz, Inc.	700	18,669
	California Water Service Group	2,000	76,560
	Cascade Natural Gas Corp.	1,000	26,000
#	CenterPoint Energy, Inc.	15,716	280,373
	Central Vermont Public Service Corp.	1,100	27,511
	CH Energy Group, Inc.	1,800	85,248
	Chesapeake Utilities Corp.	647	19,831
	Cleco Corp.	6,500	170,300
* #	CMS Energy Corp.	17,200	300,140
	Connecticut Water Services, Inc.	1,500	36,030
	Consolidated Edison, Inc.	12,923	627,799
	Constellation Energy Group	1,100	86,537
	Delta Natural Gas Co., Inc.	600	14,952
	Dominion Resources, Inc.	12,742	1,089,823
	DPL, Inc.	10,500	316,785
#	DTE Energy Co.	8,959	414,802
#	Duke Energy Corp.	45,222	890,421

64

	Duquesne Light Holdings, Inc.	4,900	$98,539
*	Dynegy, Inc.	45,505	373,596
	Edison International	11,791	553,234
*	El Paso Electric Co.	5,300	124,762
	Empire District Electric Co.	3,500	83,965
	Energen Corp.	6,500	315,120
	Energy East Corp.	13,300	328,643
	Energy West, Inc.	200	2,838
	EnergySouth, Inc.	903	35,858
	Entergy Corp.	7,457	736,006
*	Environmental Power Corp.	700	5,523
	Equitable Resources, Inc.	6,320	269,674
	Exelon Corp.	23,380	1,541,443
	FirstEnergy Corp.	11,501	719,618
	Florida Public Utilities Co.	500	6,400
#	FPL Group, Inc.	14,140	835,250
	Great Plains Energy, Inc.	7,700	239,393
	Green Mountain Power Corp.	300	10,326
	Hawaiian Electric Industries, Inc.	7,600	198,892
	IDACORP, Inc.	4,900	170,716
*	Integrys Energy Group, Inc.	4,155	231,600
	KeySpan Corp.	200	8,208
	Laclede Group, Inc.	2,700	84,240
*	Maine & Maritimes Corp.	200	3,580
	MDU Resources Group, Inc.	8,965	236,945
	MGE Energy, Inc.	1,700	56,797
	Middlesex Water Co.	2,147	38,904
*	Mirant Corp.	27,600	1,028,376
#	National Fuel Gas Co.	9,555	399,017
	New Jersey Resources Corp.	3,500	172,865
	Nicor, Inc.	4,100	190,814
	NiSource, Inc.	13,714	326,256
	Northeast Utilities, Inc.	7,600	220,856
	Northwest Natural Gas Co.	3,100	137,237
* #	NRG Energy, Inc.	13,600	900,864
#	NSTAR	9,800	335,258
	OGE Energy Corp.	8,300	320,463
	Oneok, Inc.	5,555	231,421
	Otter Tail Corp.	3,400	111,248
	Pepco Holdings, Inc.	9,630	256,351
#	PG&E Corp.	12,563	583,174
	Piedmont Natural Gas Co.	8,400	211,092
#	Pinnacle West Capital Corp.	5,055	239,708
#	PNM Resources, Inc.	10,000	305,600
	PPL Corp.	14,410	547,868
#	Progress Energy, Inc.	12,773	624,089
	Puget Energy, Inc.	10,600	261,502
	Questar Corp.	6,430	541,020
*	Reliant Energy, Inc.	27,900	471,789
	RGC Resources, Inc.	200	5,286
	SCANA Corp.	5,847	243,995
*	SEMCO Energy, Inc.	5,200	40,040
	Sempra Energy	9,850	591,493
*	Sierra Pacific Resources	24,600	427,056
	SJW Corp.	2,700	92,934

65

South Jersey Industries, Inc.	4,500	$155,700
Southern Co.	26,955	964,989
# Southern Union Co.	11,100	325,230
Southwest Gas Corp.	4,700	174,464
Southwest Water Co.	3,120	39,562
TECO Energy, Inc.	24,116	404,425
TXU Corp.	11,750	777,263
UGI Corp.	9,300	242,823
UIL Holdings Corp.	2,833	103,206
Unisource Energy Corp.	3,910	148,228
Unitil Corp.	500	13,450
Vectren Corp.	7,200	201,672
Westar Energy, Inc.	8,000	214,960
# WGL Holdings, Inc.	5,600	176,512
Wisconsin Energy Corp.	5,906	283,193
Xcel Energy, Inc.	20,411	482,312
York Water Co.	1,255	22,314
Total Utilities		30,367,027

TOTAL COMMON STOCKS		837,762,396

RIGHTS/WARRANTS — (0.0%)
* Caliper Life Sciences, Inc. Warrants 08/10/11	157	314

	Face
	Amount	Value †
	(000)

TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 03/01/07 (Collateralized by $3,450,000 FHLMC 7.00%, 09/01/36, valued at $3,324,942) to be repurchased at $3,274,472	$3,274	3,274,000

TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL — (8.8%)
@ Repurchase Agreement, Deutsche Bank Securities Inc. 5.32%, 03/01/07 (Collateralized by $15,798,660 FHLMC, rates ranging from 4.000% to 6.125%, maturities ranging from 05/23/16 to 06/01/35 & FNMA 4.625%, 12/15/09, valued at $14,232,680) to be repurchased at $13,820,178	13,818	13,818,136
@ Repurchase Agreement, Deutsche Bank Securities Inc. 5.34%, 03/01/07 (Collateralized by $67,049,372 FHLMC, rates ranging from 4.000% to 6.125%, maturities ranging from 05/23/16 to 06/01/35 & FNMA 4.625%, 12/15/09, valued at $60,403,370) to be repurchased at $58,652,747	58,644	58,644,048
@ Repurchase Agreement, Morgan Stanley 5.32%, 03/01/07 (Collateralized by $8,655,000 FNMA 5.250%, 12/28/09, valued at $8,719,913) to be repurchased at $8,388,815	8,388	8,387,576

TOTAL TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL		80,849,760

TOTAL INVESTMENTS - (100.0%)
(Cost $859,018,163) ##		$921,886,470

66

U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007

(Unaudited)

		Shares	Value †

COMMON STOCKS — (89.6%)
Consumer Discretionary — (13.9%)
*	1-800 CONTACTS, Inc.	4,577	$80,693
*	1-800-FLOWERS.COM, Inc.	8,400	61,404
*	4Kids Entertainment, Inc.	5,400	100,386
*	99 Cents Only Stores	27,800	415,054
*	A.C. Moore Arts & Crafts, Inc.	8,016	156,953
	Aaron Rents, Inc.	18,300	500,688
	Aaron Rents, Inc. Class A	2,244	53,587
	Abercrombie & Fitch Co.	4,700	367,399
*	Acme Communications, Inc.	5,507	31,996
	Acme United Corp.	1,102	16,916
*	ACR Group, Inc.	4,817	22,158
	Advance Auto Parts, Inc.	5,700	214,605
	Advo, Inc.	2,200	72,556
*	Aeropostale, Inc.	6,453	236,438
*	AFC Enterprises, Inc.	8,400	144,396
*	Aftermarket Technology Corp.	6,244	139,741
	Aldila, Inc.	1,200	21,132
*	All American Semiconductor, Inc.	100	296
*	Alloy, Inc.	5,301	62,022
* #	Amazon.com, Inc.	9,959	389,795
	Ambassadors Group, Inc.	3,400	100,980
	Ambassadors International, Inc.	3,607	152,720
	American Axle & Manufacturing Holdings, Inc.	18,300	448,899
*	American Biltrite, Inc.	300	2,820
	American Eagle Outfitters, Inc.	11,950	371,047
	American Greetings Corp. Class A	19,200	449,664
* #	America’s Car-Mart, Inc.	3,800	43,586
	Ameristar Casinos, Inc.	15,673	508,119
*	AnnTaylor Stores Corp.	19,600	695,604
*	Apollo Group, Inc. Class A	6,944	328,382
	Applebees International, Inc.	19,300	493,308
	Arbitron, Inc.	4,753	212,982
	Arctic Cat, Inc.	4,960	92,107
	Ark Restaurants Corp.	1,189	41,318
#	ArvinMeritor, Inc.	28,500	520,410
	Asbury Automotive Group, Inc.	12,472	333,127
* #	Audible, Inc.	4,300	40,979
*	Audiovox Corp. Class A	1,100	16,610
*	AutoNation, Inc.	49,641	1,090,116
* #	Autozone, Inc.	4,100	513,689
* #	Avatar Holdings, Inc.	3,028	218,198
*	Bakers Footwear Group, Inc.	1,200	14,880
*	Ballantyne of Omaha, Inc.	4,630	25,465

1

*	Bally Technologies, Inc.	8,300	$181,355
*	Bally Total Fitness Holding Corp.	1,100	2,266
	Bandag, Inc.	2,600	131,508
	Bandag, Inc. Class A	1,587	80,207
	Barnes & Noble, Inc.	24,322	995,743
*	Barry (R.G.) Corp.	3,067	27,296
	Bassett Furniture Industries, Inc.	600	9,468
	Beasley Broadcast Group, Inc.	1,176	10,290
#	Beazer Homes USA, Inc.	13,772	543,443
	Bebe Stores, Inc.	25,700	472,366
*	Bed Bath and Beyond, Inc.	15,000	598,350
	Belo Corp. Class A	31,729	591,429
*	Benihana, Inc. Class A	2,706	83,182
	Best Buy Co., Inc.	16,068	746,680
	Big 5 Sporting Goods Corp.	3,700	88,393
* #	Big Dog Holdings, Inc.	3,134	49,737
* #	Big Lots, Inc.	28,275	707,723
*	BJ’s Restaurants, Inc.	8,870	180,771
	Black & Decker Corp.	5,000	421,350
	Blair Corp.	800	33,520
* #	Blockbuster, Inc. Class A	52,522	348,746
*	Blockbuster, Inc. Class B	28,103	175,925
* #	Blue Nile, Inc.	200	7,800
*	Bluegreen Corp.	1,300	15,834
	Blyth, Inc.	15,700	321,850
	Bob Evans Farms, Inc.	13,820	499,731
*	Bombay Co., Inc.	1,700	2,193
#	Bon-Ton Stores, Inc.	5,100	250,002
	Books-A-Million, Inc.	5,630	89,855
	Borders Group, Inc.	23,772	508,245
	BorgWarner, Inc.	12,100	891,044
	Bowl America, Inc. Class A	962	16,162
#	Boyd Gaming Corp.	9,000	421,830
*	Bright Horizons Family Solutions, Inc.	7,614	305,169
	Brinker International, Inc.	10,290	349,963
	Brown Shoe Company, Inc.	10,218	524,183
	Brunswick Corp.	33,768	1,102,525
*	Buca, Inc.	6,660	37,696
	Buckle, Inc.	9,650	332,732
	Building Materials Holding Corp.	3,272	68,025
* #	Cabela’s, Inc.	25,200	626,472
*	Cablevision Systems New York Group Class A	8,000	235,680
*	Cache, Inc.	9,000	202,410
	Cadmus Communications Corp.	3,121	77,120
*	California Coastal Communities, Inc.	3,442	67,670
*	California Pizza Kitchen, Inc.	7,400	236,652
	Callaway Golf Co.	29,200	440,920
	Canterbury Park Holding Corp.	1,659	22,894
* #	Career Education Corp.	26,603	786,917
*	CarMax, Inc.	6,300	332,010
	Carmike Cinemas, Inc.	5,500	124,740
*	Carriage Services, Inc.	6,614	46,364
* #	Carter’s, Inc.	23,500	564,705
*	Casual Male Retail Group, Inc.	7,100	88,750
	Catalina Marketing Corp.	6,900	215,970

2

	Cato Corp. Class A	10,500	$229,530
*	Cavalier Homes, Inc.	3,559	14,841
*	Cavco Industries, Inc.	1,968	64,964
	CBRL Group, Inc.	10,587	493,989
	CBS Corp. Class A	7,731	235,409
	CBS Corp. Class B	90,600	2,749,710
*	CEC Entertainment, Inc.	9,608	409,685
	Centex Corp.	25,900	1,200,724
*	Champion Enterprises, Inc.	27,980	221,881
*	Champps Entertainment, Inc.	3,840	22,848
	Charles and Colvard, Ltd.	4,375	32,244
*	Charlotte Russe Holding, Inc.	6,900	201,411
*	Charming Shoppes, Inc.	46,950	585,466
*	Charter Communications, Inc.	151,332	455,509
*	Cheesecake Factory, Inc.	12,644	345,055
	Cherokee, Inc.	2,623	114,887
*	Chicos FAS, Inc.	4,481	100,509
#	Choice Hotels International, Inc.	9,200	344,908
	Christopher & Banks Corp.	8,116	150,714
*	Chromcraft Revington, Inc.	1,085	9,114
	Churchill Downs, Inc.	4,754	208,510
	Circuit City Stores, Inc.	27,900	530,937
	Citadel Broadcasting Co.	40,364	410,906
* #	Citi Trends, Inc.	2,200	92,158
	CKE Restaurants, Inc.	23,291	449,982
* #	CKX, Inc.	26,102	343,502
	Claire’s Stores, Inc.	15,400	494,956
	Clear Channel Communications, Inc.	38,588	1,396,114
*	Coach, Inc.	8,857	418,050
	Coachmen Industries, Inc.	800	8,656
	Coast Distribution System, Inc.	944	7,882
	Cobra Electronics Corp.	2,455	26,170
	Coinmach Service Corp. Class A	8,333	92,580
*	Coinstar, Inc.	9,825	289,936
* #	Coldwater Creek, Inc.	10,150	186,760
	Collectors Universe, Inc.	3,369	46,526
	Collegiate Pacific, Inc.	3,271	28,687
	Columbia Sportswear Co.	9,900	629,343
*	Comcast Corp. Class A	234,874	6,040,972
*	Comcast Corp. Special Class A Non-Voting	120,750	3,073,087
*	Concord Camera Corp.	2,039	9,359
* #	Conn’s, Inc.	3,200	80,992
	Cooper Tire & Rubber Co.	24,660	363,488
*	Corinthian Colleges, Inc.	30,899	431,041
*	Cosi, Inc.	400	2,324
* #	Cost Plus, Inc.	6,100	65,514
	Courier Corp.	4,813	183,857
*	Cox Radio, Inc.	13,100	189,426
	CPI Corp.	2,685	134,250
	Craftmade International, Inc.	1,856	30,643
* #	Crown Media Holdings, Inc.	21,234	87,909
*	CSK Auto Corp.	15,822	273,562
	CSS Industries, Inc.	4,000	137,520
*	Culp, Inc.	400	2,644
*	Cumulus Media, Inc. Class A	8,222	80,822

3

	Cutter & Buck, Inc.	3,486	$45,283
*	Cybex International, Inc.	5,681	31,757
*	Cycle Country Accessories Corp.	554	1,125
*	Dana Corp.	4,500	4,365
	Darden Restaurants, Inc.	7,900	323,584
	Deb Shops, Inc.	5,503	147,425
*	Deckers Outdoor Corp.	6,300	410,760
	Decorator Industries, Inc.	452	3,187
*	dELiA*s, Inc.	1,343	13,564
	Delta Apparel, Inc.	3,378	58,946
*	Design Within Reach, Inc.	4,705	25,830
	DeVry, Inc.	17,600	486,464
*	DG Fastchannel, Inc.	4,291	64,537
* #	Dick’s Sporting Goods, Inc.	300	15,702
*	Diedrich Coffee, Inc.	1,800	7,182
	Dillards, Inc. Class A	29,644	990,110
*	Directed Electronics, Inc.	700	6,153
*	Discovery Holding Co. Class A	63,023	1,012,149
*	Discovery Holding Co. Class B	2,295	37,512
	Disney (Walt) Co.	247,299	8,472,464
*	Dixie Group, Inc.	4,224	55,926
	Dollar General Corp.	54,582	921,344
*	Dollar Tree Stores, Inc.	29,356	1,001,333
* #	Dominion Homes, Inc.	1,600	7,680
	Domino’s Pizza, Inc.	11,000	339,460
*	Dorman Products, Inc.	6,443	73,579
	Dover Downs Gaming & Entertainment, Inc.	1,500	18,315
	Dover Motorsports, Inc.	5,356	28,547
#	Dow Jones & Co., Inc.	6,900	248,814
*	Drew Industries, Inc.	8,400	241,920
*	drugstore.com, Inc.	31,332	86,790
	DRYCLEAN USA, Inc.	100	210
* #	DSW, Inc.	3,600	144,180
*	Duckwall-ALCO Stores, Inc.	100	3,900
*	Dura Automotive Systems, Inc.	700	252
	Eastman Kodak Co.	50,240	1,199,731
* #	EchoStar Communications Corp. Class A	5,800	235,480
*	Educate, Inc.	300	2,352
	Educational Development Corp.	1,500	11,490
*	EMAK Worldwide, Inc.	1,200	6,072
*	Emerson Radio Corp.	10,118	32,883
	Emmis Communications Corp. Class A	12,872	105,808
	Entercom Communications Corp.	13,072	373,728
*	Entravision Communications Corp.	22,572	203,825
* #	Escala Group, Inc.	3,900	9,711
	Escalade, Inc.	4,007	38,026
#	Ethan Allen Interiors, Inc.	12,200	449,692
*	Expedia, Inc.	75,174	1,598,199
*	Factory Card & Party Outlet Corp.	1,274	10,676
*	Fairchild Corp. Class A	1,100	2,255
	Family Dollar Stores, Inc.	21,600	625,752
*	Famous Dave’s of America, Inc.	2,800	52,024
*	Fedders Corp.	763	694
	Federated Department Stores, Inc.	66,200	2,956,492
	Finish Line, Inc. Class A	12,300	156,333

4

*	Finlay Enterprises, Inc.	2,916	$25,136
*	Fisher Communications, Inc.	3,260	148,526
*	Flanigan’s Enterprises, Inc.	400	4,800
*	Fleetwood Enterprises, Inc.	6,500	60,255
	Flexsteel Industries, Inc.	2,280	34,223
	Foot Locker, Inc.	46,500	1,056,480
#	Ford Motor Co.	229,100	1,814,472
	Fortune Brands, Inc.	24,959	2,006,704
*	Fossil, Inc.	21,672	583,410
*	Fountain Powerboat Industries, Inc.	1,071	4,230
*	Franklin Covey Co.	6,595	51,507
*	Franklin Electronic Publishers, Inc.	943	2,235
	Fred’s, Inc.	14,900	203,832
*	Friendly Ice Cream Corp.	1,997	23,964
	Frisch’s Restaurants, Inc.	1,454	41,395
*	Fuel Systems Solutions, Inc.	5,850	128,056
#	Furniture Brands International, Inc.	13,859	222,298
*	Gaiam, Inc.	5,040	64,260
*	GameStop Corp. Class A	8,700	456,054
*	GameTech International, Inc.	4,886	61,075
	Gaming Partners International Corp.	2,276	42,948
* #	Gander Mountain Co.	7,346	75,150
	Gannett Co., Inc.	28,906	1,770,782
	Gap, Inc.	44,800	859,712
*	Gaylord Entertainment Co.	15,212	820,992
*	Gemstar-TV Guide International, Inc.	113,295	458,845
#	General Motors Corp.	71,300	2,275,896
*	Genesco, Inc.	8,700	348,000
*	Gentek, Inc.	3,770	129,650
#	Gentex Corp.	37,265	622,698
	Genuine Parts Co.	29,844	1,453,403
* #	Getty Images, Inc.	21,272	1,115,716
*	G-III Apparel Group, Ltd.	5,053	105,102
*	Goodyear Tire & Rubber Co.	14,700	361,914
*	Gottschalks, Inc.	5,194	57,757
	Gray Television, Inc.	17,095	148,897
	Gray Television, Inc. Class A	860	7,774
	Group 1 Automotive, Inc.	9,700	448,819
*	GSI Commerce, Inc.	7,200	137,736
*	Guess?, Inc.	4,887	398,193
* #	Guitar Center, Inc.	11,700	512,577
*	Gymboree Corp.	5,200	195,988
#	H&R Block, Inc.	17,900	389,862
*	Hampshire Group, Ltd.	1,000	13,625
*	Hancock Fabrics, Inc.	7,300	23,506
	Handleman Co.	3,554	27,010
*	Hanesbrands, Inc.	1,137	32,530
#	Harley-Davidson, Inc.	6,446	424,791
	Harman International Industries, Inc.	3,500	347,060
	Harrah’s Entertainment, Inc.	19,300	1,630,657
*	Harris Interactive, Inc.	17,312	98,159
	Harte-Hanks, Inc.	7,744	212,573
*	Hartmarx Corp.	7,100	46,931
	Hasbro, Inc.	29,190	825,785
*	Hastings Entertainment, Inc.	2,673	17,615

5

	Haverty Furniture Co., Inc.	6,926	$101,189
	Haverty Furniture Co., Inc. Class A	1,200	17,412
*	Hawk Corp.	2,975	30,642
*	Hayes Lemmerz International, Inc.	16,481	81,581
	Hearst-Argyle Television, Inc.	19,175	499,317
*	Hibbett Sporting Goods, Inc.	4,700	146,546
#	Hilton Hotels Corp.	31,300	1,104,890
*	Hollywood Media Corp.	10,889	48,456
	Home Depot, Inc.	115,400	4,569,840
* #	Home Solutions of America, Inc.	14,600	85,848
	Horton (D.R.), Inc.	71,900	1,824,103
*	Hot Topic, Inc.	12,672	135,084
* #	Hovnanian Enterprises, Inc. Class A	16,400	510,040
*	IAC/InterActiveCorp	65,970	2,586,024
*	Iconix Brand Group, Inc.	9,700	212,721
*	Idearc, Inc.	10,972	373,048
	IHOP Corp.	6,508	362,626
	ILX Resorts, Inc.	1,189	11,325
*	Image Entertainment, Inc.	8,457	28,246
* #	Infosonics Corp.	4,740	20,619
	Interactive Data Corp.	33,900	815,295
*	Interface, Inc. Class A	15,512	245,400
	International Game Technology	8,187	337,714
	International Speedway Corp. Class A	11,659	620,259
*	Interpublic Group of Companies, Inc.	26,700	336,153
*	Interstate Hotels & Resorts, Inc.	11,700	79,560
*	INVESTools, Inc.	11,300	180,235
* #	iRobot Corp.	1,300	18,083
*	Isle of Capri Casinos, Inc.	12,100	324,885
*	ITT Educational Services, Inc.	4,500	359,910
	J. Alexander’s Corp.	2,124	19,222
*	Jack in the Box, Inc.	9,887	675,678
	Jackson Hewitt Tax Service, Inc.	9,400	303,150
*	Jaclyn, Inc.	498	6,175
*	Jakks Pacific, Inc.	5,900	144,609
*	Jarden Corp.	25,071	918,351
*	Jennifer Convertibles, Inc.	1,300	6,136
*	Jo-Ann Stores, Inc.	14,900	335,697
	Johnson Controls, Inc.	23,166	2,172,971
*	Johnson Outdoors, Inc.	3,372	61,472
	Jones Apparel Group, Inc.	40,548	1,334,840
*	Jos. A. Bank Clothiers, Inc.	6,925	213,428
	Journal Communications, Inc. Class A	700	9,324
	Journal Register Co.	5,056	35,898
*	K2, Inc.	18,200	212,940
#	KB Home	19,700	977,120
	Kellwood Co.	1,200	37,836
	Kenneth Cole Productions, Inc. Class A	4,200	107,310
*	Keystone Automotive Industries, Inc.	6,600	218,130
	Kimball International, Inc. Class B	11,600	243,948
*	Kirkland’s, Inc.	6,500	35,360
*	Knology, Inc.	8,500	121,125
*	Kohl’s Corp.	10,404	717,772
	Koss Corp.	800	17,432
* #	Krispy Kreme Doughnuts, Inc.	16,475	167,551

6

*	KSW, Inc.	1,505	$9,978
	K-Swiss, Inc. Class A	8,900	250,891
*	LaCrosse Footwear, Inc.	2,261	34,005
*	Lakeland Industries, Inc.	1,921	25,895
*	Lakes Entertainment, Inc.	7,785	69,364
*	Lamar Advertising Co.	6,900	441,945
	Landry’s Restaurants, Inc.	1,100	32,362
*	Laureate Education, Inc.	17,262	1,030,196
*	Lazare Kaplan International, Inc.	2,629	26,421
#	La-Z-Boy, Inc.	16,564	227,921
*	Leapfrog Enterprises, Inc.	700	7,238
	Lear Corp.	21,500	793,780
	Lee Enterprises, Inc.	16,053	511,449
	Leggett & Platt, Inc.	29,389	700,046
	Lennar Corp. Class A	30,642	1,508,812
	Lennar Corp. Class B	6,565	301,333
*	Lenox Group, Inc.	1,889	9,898
	Levitt Corp. Class A	2,600	33,930
	Libbey, Inc.	5,400	66,960
*	Liberty Global, Inc. Class A	46,852	1,348,869
*	Liberty Global, Inc. Series C	47,197	1,286,590
*	Liberty Media Holding Corp. Capital Class A	18,415	1,986,610
*	Liberty Media Holding Corp. Capital Class B	604	65,818
*	Liberty Media Holding Corp. Interactive Class A	78,980	1,861,559
*	Liberty Media Holding Corp. Interactive Class B	3,492	82,725
*	LIFE TIME FITNESS, Inc.	10,503	502,043
	Lifetime Brands, Inc.	4,900	94,815
	Limited Brands, Inc.	21,472	594,345
*	Lin TV Corp.	9,100	123,305
*	Lincoln Educational Services	6,268	74,652
	Lithia Motors, Inc. Class A	6,453	190,105
*	Live Nation, Inc.	26,187	605,967
#	Liz Claiborne, Inc.	16,383	737,235
*	LKQ Corp.	20,500	445,260
*	Lodgenet Entertainment Corp.	5,307	135,647
*	Lodgian, Inc.	8,900	119,082
#	Lowe’s Companies, Inc.	86,100	2,803,416
*	Luby’s, Inc.	10,452	107,969
	M/I Homes, Inc.	4,900	154,007
*	Mace Security International, Inc.	4,449	12,457
*	Maidenform Brands, Inc.	7,566	138,533
	Marine Products Corp.	11,656	108,168
*	MarineMax, Inc.	7,700	175,560
	Marriott International, Inc. Class A	9,753	467,266
	Martha Stewart Living Omnimedia, Inc.	4,006	74,592
* #	Marvel Entertainment, Inc.	9,200	255,668
	Mattel, Inc.	24,420	635,164
	Matthews International Corp. Class A	12,200	488,122
*	Max & Erma’s Restaurants, Inc.	1,037	8,400
*	McCormick & Schmick’s Seafood Restaurants, Inc.	5,700	143,469
	McDonald’s Corp.	69,888	3,055,503
	McGraw-Hill Companies, Inc.	8,529	551,059
#	MDC Holdings, Inc.	17,500	893,550
*	Meade Instruments Corp.	1,100	2,574
	Media General, Inc. Class A	9,500	389,880

7

*	Mediacom Communications Corp.	14,700	$117,600
	Meredith Corp.	10,042	587,156
* #	Meritage Homes Corp.	9,200	356,500
* #	MGM Mirage	21,300	1,512,726
*	Midas, Inc.	2,300	47,679
*	Mity Enterprises, Inc.	1,114	21,723
	Modine Manufacturing Co.	13,200	325,644
* #	Mohawk Industries, Inc.	15,600	1,365,312
	Monaco Coach Corp.	11,100	178,821
*	Monarch Casino & Resort, Inc.	5,735	149,225
	Monro Muffler Brake, Inc.	5,452	198,289
*	Mothers Work, Inc.	1,886	65,199
	Movado Group, Inc.	7,424	219,082
*	Movie Gallery, Inc.	9,700	47,045
*	Movie Star, Inc.	3,801	11,327
*	MTR Gaming Group, Inc.	10,667	139,631
* #	Multimedia Games, Inc.	11,004	116,202
*	Nathan’s Famous, Inc.	2,524	38,567
	National Presto Industries, Inc.	2,500	158,050
*	National RV Holdings, Inc.	2,041	6,531
	Nautilus Group, Inc.	12,700	219,075
*	Navarre Corp.	600	2,298
* #	Netflix, Inc.	16,141	363,657
*	Nevada Gold & Casinos, Inc.	1,700	4,913
	New Frontier Media, Inc.	9,665	87,662
*	New York & Co., Inc.	500	7,235
	Newell Rubbermaid, Inc.	14,972	458,443
	News Corp. Class A	260,199	5,862,283
#	News Corp. Class B	117,943	2,811,761
	NIKE, Inc. Class B	5,600	585,032
*	Nobel Learning Communities, Inc.	2,576	34,570
	Nobility Homes, Inc.	1,323	33,591
	Noble International, Ltd.	5,799	109,427
#	Nordstrom, Inc.	11,872	630,284
* #	Nutri/System, Inc.	3,900	176,085
*	NVR, Inc.	1,154	781,258
	Oakley, Inc.	26,500	555,970
*	Office Depot, Inc.	11,600	386,976
	OfficeMax, Inc.	19,944	1,035,094
	Omnicom Group, Inc.	5,740	594,721
#	Orleans Homebuilders, Inc.	7,907	116,707
	OSI Restaurant Partners, Inc.	10,100	404,000
*	O’Charleys, Inc.	8,900	186,633
*	O’Reilly Automotive, Inc.	31,300	1,077,659
*	Outdoor Channel Holdings, Inc.	9,234	100,743
* #	Overstock.com, Inc.	600	10,914
	Oxford Industries, Inc.	7,100	350,669
*	P & F Industries, Inc. Class A	634	7,830
* #	P.F. Chang’s China Bistro, Inc.	3,400	148,546
*	Pacific Sunwear of California, Inc.	25,232	454,176
*	Palm Harbor Homes, Inc.	4,700	61,335
* #	Panera Bread Co.	4,904	300,272
*	Papa John’s International, Inc.	5,700	168,321
*	Payless ShoeSource, Inc.	18,872	583,145
*	PC Mall, Inc.	5,025	61,807

8

* #	Penn National Gaming, Inc.	23,413	$1,091,748
	Penney (J.C.) Co., Inc.	8,100	656,991
*	Perry Ellis International, Inc.	5,100	155,805
*	PetMed Express, Inc.	3,900	49,335
	PETsMART, Inc.	7,300	221,263
	Phillips-Van Heusen Corp.	15,572	853,968
*	Phoenix Footwear Group, Inc.	2,700	14,364
	Pier 1 Imports, Inc.	35,600	241,724
*	Pinnacle Entertainment, Inc.	17,824	576,428
*	Playboy Enterprises, Inc. Class A	728	7,433
*	Playboy Enterprises, Inc. Class B	11,409	117,969
*	Point.360	3,900	13,650
#	Polaris Industries, Inc.	6,108	292,512
	Polo Ralph Lauren Corp.	5,100	443,598
*	Pomeroy IT Solutions, Inc.	3,300	24,255
#	Pool Corp.	4,800	168,480
* #	Pre-Paid Legal Services, Inc.	2,100	86,898
*	Priceline.com, Inc.	8,800	461,208
*	PRIMEDIA, Inc.	75,700	186,979
*	Princeton Review, Inc.	9,501	49,215
* #	Progressive Gaming International Corp.	13,400	107,870
*	Proliance International, Inc.	5,180	22,533
*	ProQuest Co.	11,944	130,548
#	Pulte Homes, Inc.	55,588	1,643,181
*	QEP Co., Inc.	670	4,342
*	Quaker Fabric Corp.	200	236
*	Quantum Fuel Systems Technologies Worldwide, Inc.	4,200	6,048
* #	Quiksilver, Inc.	49,600	691,424
	R.H. Donnelley Corp.	16,793	1,201,539
*	Radio One, Inc. Class D	32,214	226,787
	RadioShack Corp.	15,716	392,429
*	Rare Hospitality International, Inc.	13,600	419,696
*	RC2 Corp.	8,400	331,968
*	RCN Corp.	14,872	406,749
	Reader’s Digest Association, Inc.	10,500	178,185
*	Reading International, Inc. Class A	7,166	59,334
*	Reading International, Inc. Class B	300	2,497
*	Red Lion Hotels Corp.	8,388	102,753
*	Red Robin Gourmet Burgers, Inc.	4,400	173,712
*	RedEnvelope, Inc.	2,700	22,140
*	Regent Communications, Inc.	1,660	4,897
#	Regis Corp.	16,300	685,904
*	Rent-A-Center, Inc.	26,107	739,350
*	Rentrak Corp.	4,308	64,103
*	Restoration Hardware, Inc.	15,600	104,208
*	Retail Ventures, Inc.	13,000	264,550
*	Rex Stores Corp.	600	9,990
*	Rockford Corp.	1,653	4,595
*	Rocky Brands, Inc.	2,143	31,416
	Ross Stores, Inc.	9,900	324,423
*	Rubio’s Restaurants, Inc.	3,207	29,665
#	Ruby Tuesday, Inc.	22,817	668,538
*	Russ Berrie & Co., Inc.	4,300	60,243
#	Ryland Group, Inc.	14,700	708,099
*	Saga Communications, Inc. Class A	6,100	59,353

9

#	Saks, Inc.	39,578	$764,647
	Salem Communications Corp.	7,424	88,865
*	Sally Beauty Holdings, Inc	11,272	102,012
*	Salton, Inc.	4,600	10,764
	Sauer-Danfoss, Inc.	16,275	601,198
*	Scholastic Corp.	15,200	528,808
* #	Scientific Games Corp.	7,072	231,254
	Scripps (E.W.) Co.	22,055	1,000,194
*	Sears Holdings Corp.	16,700	3,010,175
* #	Select Comfort Corp.	6,750	125,077
	Service Corp. International	104,443	1,225,116
* #	Sharper Image Corp.	6,549	67,979
	Sherwin-Williams Co.	7,200	479,160
	Shiloh Industries, Inc.	5,254	62,312
*	Shoe Carnival, Inc.	3,345	100,986
* #	Shuffle Master, Inc.	4,000	85,080
*	Silverleaf Resorts, Inc.	13,932	65,898
	Sinclair Broadcast Group, Inc. Class A	18,916	270,310
* #	Sirius Satellite Radio, Inc.	51,500	187,975
* #	Six Flags, Inc.	4,500	27,855
*	Skechers U.S.A., Inc. Class A	7,100	247,932
	Skyline Corp.	3,000	102,780
*	Smith & Wesson Holding Corp.	4,800	59,616
*	Smith & Wollensky Restaurant Group, Inc.	2,799	25,275
	Snap-On, Inc.	17,194	861,419
	Sonesta International Hotels Corp. Class A	238	5,983
	Sonic Automotive, Inc.	12,287	361,238
*	Sonic Corp.	19,858	430,323
#	Sotheby’s Class A	6,700	243,612
*	Source Interlink Companies, Inc.	15,200	109,592
*	Spanish Broadcasting System, Inc.	11,000	49,610
	Spartan Motors, Inc.	7,600	168,492
	Speedway Motorsports, Inc.	17,497	653,863
*	Sport Chalet, Inc. Class A	4,375	44,625
*	Sport Chalet, Inc. Class B	525	5,329
	Stage Stores, Inc.	17,450	382,678
*	Stamps.com, Inc.	4,600	71,346
	Standard Motor Products, Inc.	7,984	122,794
#	Standard Pacific Corp.	26,000	663,780
	Stanley Furniture, Inc.	3,996	85,954
	Staples, Inc.	22,972	597,731
*	Starbucks Corp.	18,693	577,614
	Starwood Hotels & Resorts Worldwide, Inc.	17,000	1,118,600
#	Station Casinos, Inc.	3,500	301,980
	Stein Mart, Inc.	17,500	254,275
*	Steinway Musical Instruments, Inc.	2,791	89,452
	Steven Madden, Ltd.	7,150	211,354
	Stewart Enterprises, Inc.	3,700	29,267
*	Stoneridge, Inc.	8,010	91,234
*	Strattec Security Corp.	1,283	59,223
	Strayer Education, Inc.	2,502	294,961
	Stride Rite Corp.	9,972	161,048
*	Sturm Ruger & Co., Inc.	9,468	99,509
*	Sunterra Corp.	500	6,120
	Sun-Times Media Group, Inc. Class A	11,700	46,683

10

#	Superior Industries International, Inc.	9,700	$208,065
	Superior Uniform Group, Inc.	2,184	28,043
*	Syms Corp.	1,300	24,960
* #	Syntax-Brillian Corp.	8,600	70,176
* #	Systemax, Inc.	11,611	308,272
#	Talbots, Inc.	21,600	545,184
	Tandy Brand Accessories, Inc.	3,100	39,184
*	Tandy Leather Factory, Inc.	3,510	28,501
	Target Corp.	46,192	2,842,194
#	Tarragon Corp.	10,219	134,073
*	Tarrant Apparel Group	600	1,170
#	Technical Olympic USA, Inc.	17,600	158,576
*	Tempur-Pedic International, Inc.	9,664	240,537
*	Tenneco Automotive, Inc.	12,500	303,750
*	Texas Roadhouse, Inc.	600	8,790
*	The Children’s Place Retail Stores, Inc.	8,000	435,680
*	The DIRECTV Group, Inc.	40,700	918,192
* #	The Dress Barn, Inc.	20,217	424,961
*	The Hallwood Group, Inc.	297	29,344
	The Marcus Corp.	8,700	191,574
	The McClatchey Co.	18,784	702,897
	The Men’s Wearhouse, Inc.	15,177	672,038
#	The New York Times Co. Class A	53,189	1,315,364
	The Pep Boys - Manny, Moe & Jack	17,472	264,701
#	The Stanley Works	14,271	793,039
*	The Steak n Shake Co.	10,494	180,392
	The TJX Companies, Inc.	24,444	672,210
	Thor Industries, Inc.	5,587	233,760
#	Tiffany & Co.	22,744	990,274
	Tim Hortons, Inc.	11,183	336,273
*	Timberland Co. Class A	11,672	316,545
	Time Warner, Inc.	500,520	10,185,582
*	TiVo, Inc.	18,332	107,609
* #	Toll Brothers, Inc.	36,100	1,077,946
* #	Tractor Supply Co.	8,500	434,945
	Traffix, Inc.	4,560	24,031
	Triarc Companies, Inc. Class A	8,180	159,592
	Triarc Companies, Inc. Class B	23,500	423,705
	Tribune Co.	52,200	1,567,566
*	Triple Crown Media, Inc.	1,500	12,885
* #	True Religion Apparel, Inc.	2,500	42,450
* #	Trump Entertainment Resorts, Inc.	11,600	204,044
*	TRW Automotive Holdings Corp.	36,062	1,098,449
#	Tuesday Morning Corp.	16,000	251,840
#	Tupperware Corp.	17,024	398,532
* #	Tween Brands, Inc.	8,600	308,310
*	Tweeter Home Entertainment Group, Inc.	1,100	1,606
*	Unifi, Inc.	2,300	6,233
	Unifirst Corp.	5,754	240,057
	United Auto Group, Inc.	34,300	753,228
*	United Retail Group, Inc.	4,287	59,289
*	Universal Electronics, Inc.	5,736	149,824
*	Universal Technical Institute, Inc.	4,200	99,246
*	Univision Communications, Inc. Class A	19,200	691,200
*	Urban Outfitters, Inc.	8,800	218,416

11

	V.F. Corp.	19,579	$1,562,600
* #	Vail Resorts, Inc.	13,200	685,872
*	Valassis Communications, Inc.	3,100	51,584
	Value Line, Inc.	1,500	66,765
*	ValueVision Media, Inc. Class A	15,072	188,551
*	Varsity Group, Inc.	1,300	2,392
* #	VCG Holding Corp.	1,100	11,154
*	Vertrue, Inc.	1,700	82,926
*	Viacom, Inc. Class A	2,153	85,173
*	Viacom, Inc. Class B	20,660	806,566
*	Virco Manufacturing Corp.	3,684	32,824
#	Virgin Media, Inc.	12,250	321,072
*	Visteon Corp.	25,800	220,074
*	Warnaco Group, Inc.	9,472	247,409
	Warner Music Group Corp.	14,000	279,160
	Washington Post Co.	1,225	938,350
* #	WCI Communities, Inc.	14,700	306,054
	Weight Watchers International, Inc.	5,300	250,425
	Wellco Enterprises, Inc.	200	2,762
*	Wells-Gardner Electronics Corp.	2,700	8,937
	Wendy’s International, Inc.	35,199	1,129,536
*	West Marine, Inc.	7,600	127,376
	Westwood One, Inc.	32,200	219,926
*	Wet Seal, Inc. Class A	19,945	119,869
	Weyco Group, Inc.	3,300	84,480
	Whirlpool Corp.	12,100	1,067,341
	Wiley (John) & Sons, Inc. Class A	6,778	261,021
	Wiley (John) & Sons, Inc. Class B	1,018	39,091
#	Williams-Sonoma, Inc.	16,300	550,288
*	Wilsons The Leather Experts, Inc.	3,000	5,580
*	Winmark Corp.	495	8,682
#	Winnebago Industries, Inc.	9,057	294,534
*	WMS Industries, Inc.	10,986	411,206
	Wolverine World Wide, Inc.	21,407	594,044
	World Wrestling Entertainment, Inc.	8,461	134,699
*	Wyndham Worldwide Corp.	43,281	1,523,491
#	Wynn Resorts, Ltd.	5,900	578,318
	Xerium Technologies, Inc.	4,600	46,966
*	XM Satellite Radio Holdings, Inc.	37,300	535,628
*	Young Broadcasting, Inc. Class A	5,439	20,668
	Yum! Brands, Inc.	6,602	382,520
*	Zale Corp.	19,400	499,744
* #	Zumiez, Inc.	1,300	44,213
Total Consumer Discretionary			254,194,281

Consumer Staples — (5.1%)
*	Alberto-Culver Co.	31,472	697,105
	Alico, Inc.	2,053	97,641
*	Alliance One International, Inc.	31,948	268,683
	Altria Group, Inc.	124,000	10,450,720
* #	American Italian Pasta Co.	5,900	62,717
	Andersons, Inc.	7,112	299,273
	Anheuser-Busch Companies, Inc.	21,100	1,035,588
	Archer-Daniels-Midland Co.	52,739	1,813,167
	Arden Group, Inc. Class A	1,063	130,494

12

	Avon Products, Inc.	11,122	$407,733
* #	BJ’s Wholesale Club, Inc.	23,969	773,719
*	Boston Beer Co., Inc. Class A	3,557	116,634
*	Bridgford Foods Corp.	3,856	29,537
	Brown-Forman Corp. Class A	2,400	164,760
	Brown-Forman Corp. Class B	3,000	196,500
*	Cagle’s, Inc. Class A	862	6,680
	Calavo Growers, Inc.	4,916	53,486
	Cal-Maine Foods, Inc.	9,045	116,500
	Campbell Soup Co.	9,916	404,870
	Casey’s General Stores, Inc.	20,672	517,007
	CCA Industries, Inc.	1,700	20,400
*	Central European Distribution Corp.	13,567	368,751
*	Central Garden & Pet Co.	7,900	110,205
*	Central Garden & Pet Co. Class A	15,800	221,516
* #	Chattem, Inc.	4,500	240,165
	Chiquita Brands International, Inc.	14,300	207,350
	Church & Dwight Co., Inc.	19,226	921,887
	Clorox Co.	8,700	551,232
	Coca-Cola Bottling Co. Consolidated	2,307	135,029
	Coca-Cola Co.	58,613	2,736,055
	Coca-Cola Enterprises, Inc.	107,519	2,160,057
	Colgate-Palmolive Co.	12,898	868,809
	ConAgra, Inc.	54,700	1,380,081
* #	Constellation Brands, Inc. Class A	27,900	654,534
*	Constellation Brands, Inc. Class B	3,207	75,204
	Corn Products International, Inc.	25,477	814,500
	Costco Wholesale Corp.	26,008	1,453,587
*	Cuisine Solutions, Inc.	2,922	21,477
	CVS Corp.	46,600	1,463,706
*	Darling International, Inc.	28,657	157,613
*	Dean Foods Co.	24,328	1,095,733
	Del Monte Foods Co.	73,415	844,272
	Delta & Pine Land Co.	3,000	122,820
*	Elizabeth Arden, Inc.	9,794	213,313
*	Energizer Holdings, Inc.	3,200	274,944
	Estee Lauder Companies, Inc.	6,300	301,644
	Farmer Brothers Co.	5,691	121,048
	Flowers Foods, Inc.	22,028	647,403
*	Galaxy Nutritional Foods, Inc.	100	68
	General Mills, Inc.	19,850	1,118,746
	Golden Enterprises, Inc.	3,253	9,987
#	Great Atlantic & Pacific Tea Co., Inc.	14,987	476,587
*	Green Mountain Coffee, Inc.	2,612	146,507
*	Griffin Land & Nurseries, Inc. Class A	1,896	70,948
*	Hain Celestial Group, Inc.	14,787	428,971
	Heinz (H.J.) Co.	8,561	392,693
*	Hines Horticulture, Inc.	1,700	2,703
	Hormel Foods Corp.	24,257	885,380
	Ingles Market, Inc. Class A	3,672	140,197
*	Integrated Biopharma, Inc.	1,529	8,914
	Inter Parfums, Inc.	7,111	137,313
	J & J Snack Foods Corp.	6,692	265,605
	J. M. Smucker Co.	20,924	1,037,830
*	Katy Industries, Inc.	600	1,236

13

	Kellogg Co.	10,314	$514,875
	Kimberly-Clark Corp.	15,865	1,080,565
#	Kraft Foods, Inc.	58,488	1,866,937
	Lancaster Colony Corp.	10,788	456,872
	Lance, Inc.	8,100	161,676
*	Lifeway Foods, Inc.	2,705	25,508
	Loews Corp. - Carolina Group	6,700	482,601
	Longs Drug Stores Corp.	14,200	654,052
#	Mannatech, Inc.	10,100	149,884
*	Maui Land & Pineapple Co., Inc.	2,662	81,856
	McCormick & Co., Inc.	7,200	275,688
	McCormick & Co., Inc. Voting Common	577	22,007
*	Medifast, Inc.	1,571	13,385
	MGP Ingredients, Inc.	5,650	112,096
	Molson Coors Brewing Co.	14,226	1,201,243
	Molson Coors Brewing Co. Class A	200	17,300
*	Monterey Pasta Co.	1,032	4,572
#	Nash Finch Co.	4,900	147,294
*	National Beverage Corp.	9,766	127,349
*	Natrol, Inc.	2,702	7,052
*	Natural Alternatives International, Inc.	2,024	18,014
*	Natural Health Trends Corp.	400	800
	Nature’s Sunshine Products, Inc.	400	4,800
*	NBTY, Inc.	17,400	847,032
	Nu Skin Enterprises, Inc. Class A	20,224	343,201
	Oil-Dri Corp. of America	1,965	34,800
*	Omega Protein Corp.	6,609	44,016
*	Orchids Paper Products Co.	1,600	13,360
*	Pantry, Inc.	8,800	414,920
* #	Parlux Fragrances, Inc.	7,800	46,800
*	Pathmark Stores, Inc.	18,714	213,901
*	Peet’s Coffee & Tea, Inc.	4,900	124,215
	Pepsi Bottling Group, Inc.	34,500	1,069,500
	PepsiAmericas, Inc.	43,569	928,455
	PepsiCo, Inc.	39,544	2,497,204
*	Performance Food Group Co.	13,000	383,110
#	Pilgrim’s Pride Corp.	25,900	793,576
*	Playtex Products, Inc.	17,694	242,585
*	PriceSmart, Inc.	11,700	170,118
	Procter & Gamble Co.	187,666	11,914,914
*	Pyramid Breweries, Inc.	3,000	12,000
*	Ralcorp Holdings, Inc.	9,728	564,419
*	Redhook Ale Brewery, Inc.	2,580	17,157
	Reliv International, Inc.	2,990	31,515
*	Revlon, Inc.	3,563	4,489
#	Reynolds American, Inc.	15,474	944,688
* #	Rite Aid Corp.	141,132	842,558
	Rocky Mountain Chocolate Factory, Inc.	1,166	15,916
	Ruddick Corp.	18,200	515,606
	Safeway, Inc.	25,800	891,906
*	San Filippo (John B.) & Son, Inc.	3,500	49,525
	Sanderson Farms, Inc.	8,100	262,035
	Sara Lee Corp.	68,900	1,134,094
*	Schiff Nutrition International, Inc.	3,900	26,481
	Seaboard Corp.	288	619,200

14

*	Seneca Foods Corp. Class A	1,673	$44,184
*	Seneca Foods Corp. Class B	800	22,496
*	Smart & Final Food, Inc.	11,187	239,961
*	Smithfield Foods, Inc.	33,288	972,342
	Spartan Stores, Inc.	8,200	193,438
*	Spectrum Brands, Inc.	19,300	170,419
*	Star Scientific, Inc.	8,400	8,064
#	Supervalu, Inc.	50,804	1,877,716
	Sysco Corp.	15,971	526,404
	Tasty Baking Co.	2,640	24,156
	The Hershey Co.	8,600	454,768
	The Kroger Co.	40,100	1,029,367
	The Topps Co., Inc.	15,600	142,896
*	Tofutti Brands, Inc.	1,500	4,575
	Tootsie Roll Industries, Inc.	12,002	362,700
	Tyson Foods, Inc. Class A	66,878	1,220,523
*	United Natural Foods, Inc.	11,900	354,382
	United-Guardian, Inc.	300	2,724
	Universal Corp.	9,800	516,166
*	USANA Health Services, Inc.	3,004	174,442
#	UST, Inc.	9,300	539,958
#	Vector Group, Ltd.	16,935	308,894
*	Vermont Pure Holdings, Ltd.	600	1,086
	Village Super Market, Inc.	549	42,745
*	Vita Food Products, Inc.	510	847
	Walgreen Co.	32,068	1,433,760
	Wal-Mart Stores, Inc.	132,300	6,390,090
	WD-40 Co.	6,100	194,590
	Weis Markets, Inc.	10,305	448,267
	Whole Foods Market, Inc.	5,844	279,168
*	Wild Oats Markets, Inc.	7,500	137,925
	Wrigley (Wm.) Jr. Co.	5,607	279,229
*	Zapata Corp.	5,899	40,762
Total Consumer Staples			92,828,600

Energy — (7.0%)
*	Abraxas Petroleum Corp.	4,200	12,852
	Adams Resources & Energy, Inc.	1,660	61,935
*	Allis-Chalmers Energy, Inc.	13,228	217,071
* #	Alpha Natural Resources, Inc.	400	5,772
*	American Oil & Gas, Inc.	9,327	54,563
	Anadarko Petroleum Corp.	35,888	1,443,774
	Apache Corp.	37,744	2,586,596
#	Arch Coal, Inc.	10,100	314,514
*	Arena Resources, Inc.	7,800	352,248
*	Atlas America, Inc.	3,353	179,084
* #	ATP Oil & Gas Corp.	4,861	200,273
*	Atwood Oceanics, Inc.	11,118	562,571
	Baker Hughes, Inc.	7,472	486,502
	Barnwell Industries, Inc.	2,220	46,398
	Berry Petroleum Corp. Class A	13,400	405,752
*	Bill Barret Corp.	300	8,826
#	BJ Services Co.	11,372	304,656
*	Bois d’Arc Energy, Inc.	1,300	17,693
*	Bolt Technology Corp.	1,600	40,000

15

*	Boots & Coots International Well Control, Inc.	25,700	$52,685
*	Brigham Exploration Co.	5,954	35,248
*	Bristow Group, Inc.	8,280	303,462
	Cabot Oil & Gas Corp.	16,300	1,101,228
*	Callon Petroleum Co.	1,200	15,984
* #	Cameron International Corp.	6,272	355,560
#	CARBO Ceramics, Inc.	8,300	357,896
*	Carrizo Oil & Gas, Inc.	8,100	249,318
* #	Cheniere Energy, Inc.	6,700	187,600
	Chesapeake Energy Corp.	57,500	1,753,175
	Chevron Corp.	260,024	17,840,247
	Cimarex Energy Co.	21,444	748,610
	CKX Lands, Inc.	1,190	16,719
*	Clayton Williams Energy, Inc.	3,206	98,520
* #	CNX Gas Corp.	15,300	370,107
*	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	9,396	385,142
*	Complete Production Services, Inc.	14,500	278,545
*	Comstock Resources, Inc.	15,288	410,483
	ConocoPhillips	188,551	12,335,006
#	CONSOL Energy, Inc.	7,300	260,391
*	Contango Oil & Gas Co.	4,216	91,487
#	Crosstex Energy, Inc.	13,478	437,361
*	Dawson Geophysical Co.	3,270	137,700
*	Delta Petroleum Corp.	18,114	362,280
*	Denbury Resources, Inc.	31,200	899,808
	Devon Energy Corp.	50,700	3,331,497
#	Diamond Offshore Drilling, Inc.	7,700	599,214
* #	Dresser-Rand Group, Inc.	22,300	579,131
*	Dril-Quip, Inc.	11,000	424,380
*	Dune Energy, Inc.	4,495	9,664
* #	Edge Petroleum Corp.	1,972	24,788
	El Paso Corp.	27,844	400,397
*	Encore Acquisition Co.	15,272	370,651
*	Endeavour International Corp.	38,603	79,908
*	Energy Partners, Ltd.	5,200	112,840
	ENSCO International, Inc.	27,655	1,385,792
	EOG Resources, Inc.	27,200	1,842,528
* #	Evergreen Energy, Inc.	12,340	96,869
	Exxon Mobil Corp.	268,184	19,223,429
*	FMC Technologies, Inc.	3,900	256,542
* #	Forest Oil Corp.	20,844	664,924
	Foundation Coal Holdings, Inc.	700	23,044
	Frontier Oil Corp.	15,000	443,250
*	FX Energy, Inc.	5,100	37,281
* #	Gasco Energy, Inc.	8,700	18,096
*	Giant Industries, Inc.	3,100	234,174
*	GMX Resources, Inc.	4,400	142,780
* #	Goodrich Petroleum Corp.	4,875	166,774
* #	Grant Prideco, Inc.	6,800	295,188
*	Grey Wolf, Inc.	55,000	367,950
	Gulf Island Fabrication, Inc.	5,600	191,856
*	Gulfmark Offshore, Inc.	9,172	362,844
*	Gulfport Energy Corp.	10,027	119,321
	Halliburton Co.	24,444	754,831
*	Hanover Compressor Co.	35,778	785,327

16

*	Harvest Natural Resources, Inc.	10,844	$102,476
* #	Helix Energy Solutions Group, Inc.	17,415	584,622
#	Helmerich & Payne, Inc.	38,318	1,042,250
	Hess Corp.	38,000	2,015,900
	Holly Corp.	6,100	338,367
*	Hornbeck Offshore Services, Inc.	7,900	211,483
*	Houston American Energy Corp.	6,600	23,100
*	Houston Exploration Co.	3,400	178,228
	Hugoton Royalty Trust	369	8,985
*	Hydril Co.	3,600	342,540
*	Infinity, Inc.	3,000	9,990
*	Input/Output, Inc.	28,900	392,173
	Kinder Morgan, Inc.	2,500	264,400
*	Lone Star Technologies, Inc.	12,400	589,372
	Lufkin Industries, Inc.	5,200	279,968
	Marathon Oil Corp.	40,044	3,633,593
*	Mariner Energy, Inc.	32,777	606,374
	MarkWest Hydrocarbon, Inc.	1,784	111,785
#	Massey Energy Co.	14,300	346,918
* #	Matrix Service Co.	13,000	233,090
*	McMoran Exploration Co.	6,300	80,577
*	Meridian Resource Corp.	17,488	45,119
*	Metretek Technologies, Inc.	4,488	54,574
*	Mitcham Industries, Inc.	1,600	21,888
#	Murphy Oil Corp.	34,040	1,763,953
*	NATCO Group, Inc. Class A	5,100	176,715
*	National-Oilwell, Inc.	20,900	1,455,476
*	Natural Gas Services Group	2,572	33,950
*	Newfield Exploration Co.	21,844	944,098
*	Newpark Resources, Inc.	36,200	220,820
	Noble Energy, Inc.	39,100	2,250,987
	Occidental Petroleum Corp.	71,760	3,313,877
*	Oceaneering International, Inc.	12,600	496,944
*	Oil States International, Inc.	9,900	290,565
*	OMNI Energy Services Corp.	2,200	20,042
	Overseas Shipholding Group, Inc.	13,072	791,902
* #	Pacific Ethanol, Inc.	15,600	258,648
	Panhandle Royalty Co.	3,448	65,753
*	Parallel Petroleum Corp.	4,900	93,835
*	Parker Drilling Co.	43,700	374,509
#	Patterson-UTI Energy, Inc.	22,644	504,735
#	Peabody Energy Corp.	11,600	468,640
	Penn Virginia Corp.	7,500	522,600
*	Petrohawk Energy Corp.	34,771	416,209
*	Petroleum Development Corp.	5,657	296,257
*	PetroQuest Energy, Inc.	16,300	187,613
*	PHI, Inc.	966	28,990
*	PHI, Inc. Non-Voting	4,600	128,708
*	Pioneer Drilling Co.	12,200	147,132
	Pioneer Natural Resources Co.	21,200	815,140
*	Plains Exploration & Production Co.	22,375	1,020,971
#	Pogo Producing Co.	22,044	1,053,483
*	Pride International, Inc.	40,440	1,164,672
*	Quest Resource Corp.	4,900	41,258
* #	Quicksilver Resources, Inc.	12,700	489,839

17

#	Range Resources Corp.	28,600	$913,198
* #	Rentech, Inc.	16,800	57,456
	Rowan Companies, Inc.	15,700	480,891
*	Royale Energy, Inc.	1,300	4,576
	RPC, Inc.	25,784	385,471
*	SEACOR Holdings, Inc.	9,200	890,560
#	Smith International, Inc.	8,172	335,052
*	Southwestern Energy Co.	16,288	635,232
*	Spectra Energy Corp.	13,068	336,240
#	St. Mary Land & Exploration Co.	17,500	630,175
*	Stone Energy Corp.	800	24,560
* #	SulphCo, Inc.	7,900	25,280
	Sunoco, Inc.	17,500	1,129,100
*	Superior Energy Services, Inc.	16,310	499,901
*	Swift Energy Corp.	10,400	403,936
* #	Syntroleum Corp.	3,400	10,744
#	Tesoro Petroleum Corp.	11,000	1,002,540
*	Teton Energy Corp.	3,243	16,410
*	TETRA Technologies, Inc.	14,500	322,335
*	TGC Industries, Inc.	4,885	38,885
*	The Exploration Company of Delaware	11,217	127,874
	The Williams Companies, Inc.	18,511	499,242
#	Tidewater, Inc.	18,986	986,702
* #	Todco Class A	500	17,040
*	Toreador Resources Corp.	6,200	148,862
*	Transmeridian Exploration, Inc.	8,300	33,283
*	Trico Marine Services, Inc.	4,700	171,268
* #	Tri-Valley Corp.	3,700	29,008
*	Unit Corp.	12,100	592,295
*	Universal Compression Holdings, Inc.	10,987	735,580
*	USEC, Inc.	26,540	376,337
*	VAALCO Energy, Inc.	17,300	111,239
	Valero Energy Corp.	48,868	2,817,240
	W&T Offshore, Inc.	100	3,002
*	Warren Resources, Inc.	400	4,484
*	Westmoreland Coal Co.	2,843	63,484
*	Westside Energy Corp.	1,943	4,780
*	W-H Energy Services, Inc.	7,700	323,400
*	Whiting Petroleum Corp.	10,700	414,197
*	Whittier Energy Corp.	3,734	40,850
	World Fuel Services Corp.	10,165	458,441
#	XTO Energy, Inc.	22,800	1,177,848
Total Energy			128,366,003

Financials — (22.9%)
*	1st Constitution Bancorp	1,436	25,920
	1st Independence Financial Group, Inc.	500	8,500
	1st Source Corp.	8,144	214,269
	21st Century Holding Co.	3,000	55,290
	21st Century Insurance Group	30,400	643,568
	A.G. Edwards, Inc.	13,192	847,058
	Abigail Adams National Bancorp, Inc.	1,034	14,838
	Access National Corp.	4,456	42,778
* #	Accredited Home Lenders Holding Co.	6,387	143,580
	Advanta Corp. Class A	3,655	139,950

18

	Advanta Corp. Class B Non-Voting	7,642	$319,206
* #	Affiliated Managers Group, Inc.	4,700	533,450
	Affirmative Insurance Holdings, Inc.	124	2,003
	AFLAC, Inc.	29,407	1,388,010
	Alabama National Bancorporation	8,319	603,460
	Alfa Corp.	32,079	584,159
*	Allegheny Corp.	2,913	1,137,876
	Alliance Financial Corp.	1,457	43,462
	Allstate Corp.	77,700	4,666,662
	AMBAC Financial Group, Inc.	25,608	2,244,285
	Amcore Financial, Inc.	9,472	309,829
	Ameriana Bancorp	898	11,261
	American Bancorp of New Jersey, Inc.	5,160	60,785
#	American Capital Strategies, Ltd.	31,444	1,398,629
	American Equity Investment Life Holding Co.	21,344	283,021
	American Express Co.	28,612	1,627,164
	American Financial Group, Inc.	28,319	991,165
*	American Independence Corp.	3,272	35,436
	American International Group, Inc.	302,180	20,276,278
	American National Bankshares, Inc.	2,584	58,037
	American National Insurance Co.	8,400	1,068,900
*	American Physicians Capital, Inc.	600	22,248
	American River Bankshares	1,999	51,474
*	American Spectrum Realty, Inc.	300	8,370
	American West Bancorporation	4,900	105,056
* #	AmeriCredit Corp.	39,600	967,032
	Ameriprise Financial, Inc.	36,148	2,113,212
	Ameris Bancorp	4,626	113,291
*	AmeriServe Financial, Inc.	8,174	37,846
	Anchor Bancorp Wisconsin, Inc.	7,700	217,679
	AON Corp.	49,735	1,872,523
*	Argonaut Group, Inc.	11,400	401,394
	Arrow Financial Corp.	3,573	80,035
*	Asset Acceptance Capital Corp.	11,268	166,203
	Associated Banc-Corp	20,900	722,722
	Assurant, Inc.	21,756	1,162,858
#	ASTA Funding, Inc.	5,370	177,640
	Astoria Financial Corp.	35,088	991,938
*	Atlantic American Corp.	6,535	21,958
	Atlantic Coast Federal Corp.	5,679	105,459
*	B of I Holding, Inc.	97	716
	Baldwin & Lyons, Inc. Class A	958	23,950
	Baldwin & Lyons, Inc. Class B	4,927	121,549
	BancFirst Corp.	6,293	295,834
	Bancorp Rhode Island, Inc.	1,824	80,055
	BancorpSouth, Inc.	26,867	668,988
	Bank Mutual Corp.	23,061	269,583
	Bank of America Corp.	558,320	28,401,738
	Bank of Commerce Holdings	3,028	35,412
*	Bank of Florida Corp.	3,353	63,640
	Bank of Granite Corp.	6,173	110,929
	Bank of Hawaii Corp.	8,100	418,932
	Bank of New York Co., Inc.	42,786	1,737,967
	Bank of the Ozarks, Inc.	5,500	165,275
	BankAtlantic Bancorp, Inc. Class A	16,200	206,712

19

	BankFinancial Corp.	9,942	$173,587
	BankUnited Financial Corp. Class A	10,264	250,647
	Banner Corp.	4,930	205,630
	Bar Harbor Bankshares	574	18,402
	BB&T Corp.	62,269	2,645,187
*	Beach First National Bancshares, Inc.	1,485	35,491
	Bear Stearns Companies, Inc.	14,600	2,222,704
	Benjamin Franklin Bancorp, Inc.	100	1,513
	Berkley (W.R.) Corp.	27,967	911,724
	Berkshire Bancorp, Inc.	2,224	34,972
	Berkshire Hills Bancorp, Inc.	3,549	122,689
	Beverly Hills Bancorp, Inc.	6,800	51,816
*	BFC Financial Corp.	4,300	25,112
	Blackrock, Inc.	14,500	2,306,080
*	BNCCORP, Inc.	1,190	17,790
	BOK Financial Corp.	24,231	1,214,700
	Boston Private Financial Holdings, Inc.	13,769	397,236
	Bristol West Holdings, Inc.	12,012	195,195
	Brooke Corp.	5,208	67,183
	Brookline Bancorp, Inc.	23,004	293,531
*	Brooklyn Federal Bancorp, Inc.	97	1,368
	Brown & Brown, Inc.	6,600	185,790
*	Brunswick Bancorp	600	7,200
	Bryn Mawr Bank Corp.	2,915	67,715
	C&F Financial Corp.	1,273	56,076
	Cadence Financial Corp.	4,292	88,716
	California First National Bancorp	2,900	39,179
	Camco Financial Corp.	2,806	34,261
	Camden National Corp.	2,489	110,462
	Capital Bank Corp.	4,592	83,758
	Capital City Bank Group, Inc.	6,444	215,681
	Capital Corp. of the West	3,457	98,732
	Capital One Financial Corp.	50,773	3,913,583
	Capital Properties, Inc.	500	11,475
	Capital Southwest Corp.	1,496	206,059
	Capitol Bancorp, Ltd.	5,627	226,487
	Capitol Federal Financial	18,800	704,060
	Cardinal Financial Corp.	8,075	82,042
	Carrollton Bancorp	970	16,412
	Carver Bancorp, Inc.	627	10,345
	Cash America International, Inc.	11,400	462,954
*	Cash Systems, Inc.	2,353	12,941
	Cathay General Bancorp	18,661	633,168
*	CB Richard Ellis Group, Inc.	12,225	407,337
* #	Centennial Bank Holdings, Inc.	17,100	145,521
	Center Bancorp, Inc.	5,108	80,451
	Center Financial Corp.	5,300	114,427
#	Centerstate Banks of Florida, Inc.	4,256	78,779
	Central Bancorp, Inc.	400	12,640
	Central Pacific Financial Corp.	12,400	467,356
	Central Virginia Bankshares, Inc.	930	25,036
*	Centrue Financial Corp.	955	18,479
	Century Bancorp, Inc. Class A	1,355	36,246
	CFS Bancorp, Inc.	2,552	37,438
	Charter Financial Corp.	5,404	262,094

20

	Chemical Financial Corp.	8,966	$260,014
	Chittenden Corp.	18,367	561,847
	Chubb Corp.	51,844	2,646,636
	Cincinnati Financial Corp.	39,648	1,713,587
	CIT Group, Inc.	48,743	2,752,517
	Citigroup, Inc.	615,132	31,002,653
	Citizens Banking Corp.	16,664	378,273
	Citizens First Bancorp, Inc.	2,966	74,536
	Citizens Holding Co.	814	17,875
	Citizens South Banking Corp.	3,266	43,405
*	Citizens, Inc.	15,799	109,013
	City Holding Co.	6,200	243,908
	City National Corp.	17,665	1,275,060
	Civitas BankGroup, Inc.	4,732	45,285
	Clark, Inc.	900	15,462
*	Clayton Holdings, Inc.	1,100	24,398
	Clifton Savings Bancorp, Inc.	10,718	126,580
*	CNA Financial Corp.	68,535	2,814,047
*	CNA Surety Corp.	14,838	292,902
	CNB Financial Corp.	2,690	38,359
	CoBiz, Inc.	7,781	159,355
	Codorus Valley Bancorp, Inc.	1,175	23,265
	Cohen & Steers, Inc.	4,670	195,346
*	Colonial Bankshares, Inc.	1,275	17,212
	Colony Bankcorp, Inc.	2,386	47,601
	Columbia Bancorp	3,818	91,747
	Columbia Banking System, Inc.	6,444	217,292
	Comerica, Inc.	28,040	1,693,336
	Comm Bancorp, Inc.	805	36,225
	Commerce Bancorp, Inc.	30,444	1,017,438
	Commerce Bancshares, Inc.	25,795	1,275,563
	Commerce Group, Inc.	26,415	757,318
	Commercial Bancshares, Inc.	2,192	110,543
	Commercial National Financial Corp.	1,012	18,838
	Commonwealth Bankshares, Inc.	2,329	54,382
*	Community Bancorp	1,045	32,468
	Community Bank System, Inc.	12,172	260,359
	Community Banks, Inc.	9,526	239,103
	Community Bankshares, Inc.	1,240	20,088
	Community Capital Corp.	1,554	31,733
	Community Central Bank Corp.	1,165	13,106
	Community Trust Bancorp, Inc.	6,103	217,877
	Community West Bancshares	2,184	34,245
	Compass Bancshares, Inc.	20,872	1,440,377
* #	CompuCredit Corp.	19,744	613,051
* #	Conseco, Inc.	39,500	788,025
	Consolidated-Tokoma Land Co.	1,672	128,109
*	Consumer Portfolio Services, Inc.	7,058	48,347
	Cooperative Bankshares, Inc.	2,417	42,467
#	Corus Bankshares, Inc.	11,144	206,833
	Countrywide Financial Corp.	73,800	2,825,064
*	Cowen Group, Inc.	6,460	128,166
*	Cowlitz Bancorporation	1,898	31,981
	Crawford & Co. Class A	6,640	36,254
	Crawford & Co. Class B	9,070	53,785

21

	Cullen Frost Bankers, Inc.	16,172	$874,582
	CVB Financial Corp.	26,764	328,394
*	Dearborn Bancorp, Inc.	2,861	55,360
	Delphi Financial Group, Inc. Class A	16,043	630,329
#	Delta Financial Corp.	9,900	93,654
	Desert Community Bank	2,197	40,644
	Dime Community Bancshares	12,900	162,153
	Direct General Corp.	300	6,234
*	Dollar Financial Corp.	400	10,248
	Donegal Group, Inc. Class A	7,822	134,226
	Donegal Group, Inc. Class B	1,952	34,180
#	Downey Financial Corp.	10,312	675,848
*	E*TRADE Financial Corp.	74,506	1,720,344
	East West Bancorp, Inc.	15,372	572,914
	Eaton Vance Corp.	7,744	268,639
	ECB Bancorp, Inc.	800	25,720
	EMC Insurance Group, Inc.	1,700	46,342
*	Empire Financial Holding Co.	1,429	3,630
*	Encore Capital Group, Inc.	8,000	82,000
*	Enstar Group, Ltd.	638	64,119
	Enterprise Financial Services Corp.	4,492	129,459
	Erie Indemnity Co.	15,314	825,578
	ESB Financial Corp.	3,826	42,354
	Evans Bancorp, Inc.	705	14,206
	Exchange National Bancshares, Inc.	1,186	41,297
*	EZCORP, Inc. Class A Non-Voting	14,200	210,870
#	F.N.B. Corp.	24,066	412,973
	FBL Financial Group, Inc. Class A	9,961	387,782
	Federal Agriculture Mortgage Corporation Class A	200	3,646
	Federal Agriculture Mortgage Corporation Class C	3,672	94,003
	Federal Home Loan Mortgage Corporation	80,180	5,145,952
	Federal National Mortgage Association	57,997	3,290,170
	Federal Trust Corp.	1,598	15,788
	Federated Investors, Inc.	11,700	418,509
	Fidelity Bancorp, Inc.	876	16,626
	Fidelity National Financial, Inc.	32,265	774,360
	Fidelity Southern Corp.	3,602	68,114
	Fifth Third Bancorp	69,320	2,792,210
	Financial Federal Corp.	12,000	325,080
	Financial Institutions, Inc.	4,248	90,950
*	First Acceptance Corp.	13,744	140,326
*	First Albany Companies, Inc.	1,150	2,127
	First American Corp.	24,524	1,156,307
	First Bancorp	5,435	120,711
	First Bancorp of Indiana, Inc.	700	12,985
	First Bancshares, Inc.	400	6,890
	First Busey Corp.	8,308	181,364
*	First Cash Financial Services, Inc.	17,800	400,144
	First Charter Corp.	13,676	329,728
	First Citizens BancShares, Inc.	2,976	623,532
	First Commonwealth Financial Corp.	29,815	367,023
	First Community Bancorp	8,968	486,783
	First Community Bancshares, Inc.	3,771	142,959
	First Defiance Financial Corp.	2,471	71,239
	First Federal Bancshares of Arkansas, Inc.	1,852	43,707

22

	First Federal Bancshares, Inc.	200	$4,600
	First Federal Bankshares, Inc.	1,342	29,336
	First Federal of Northern Michigan Bancorp, Inc.	598	5,472
	First Financial Bancorp	13,524	212,462
	First Financial Bankshares, Inc.	7,269	304,789
	First Financial Corp.	4,546	141,062
	First Financial Holdings, Inc.	4,100	142,065
	First Financial Service Corp.	1,325	41,340
	First Franklin Corp.	400	7,272
#	First Horizon National Corp.	21,905	945,201
	First Indiana Corp.	5,558	122,332
*	First Keystone Financial, Inc.	400	8,232
	First M&F Corp.	2,821	51,483
#	First Marblehead Corp.	6,750	304,695
*	First Mariner Bancorp, Inc.	2,110	35,511
	First Merchants Corp.	7,472	184,035
	First Midwest Bancorp, Inc.	16,400	616,968
	First Mutual Bancshares, Inc.	2,551	56,887
	First National Lincoln Corp.	3,825	63,380
	First Niagara Financial Group, Inc.	40,848	580,042
	First PacTrust Bancorp, Inc.	1,812	50,555
	First Place Financial Corp.	7,039	147,256
*	First Regional Bancorp	4,804	151,134
	First Republic Bank	8,272	443,379
#	First South Bancorp, Inc.	3,316	92,052
	First State Bancorporation	6,200	138,384
	First United Corp.	2,487	55,684
	First West Virginia Bancorp, Inc.	314	6,280
	Firstbank Corp.	2,587	54,984
*	FirstCity Financial Corp.	4,118	45,586
* #	FirstFed Financial Corp.	5,900	337,480
	FirstMerit Corp.	32,000	686,400
	Flagstar Bancorp, Inc.	18,100	250,504
	Flushing Financial Corp.	7,523	122,249
	FMS Financial Corp.	1,050	33,946
	FNB Corp. VA	2,656	96,014
	FNB Financial Services Corp.	2,611	41,776
	FNB United Corp.	4,567	78,735
	Forest City Enterprises, Inc. Class B	1,400	86,240
*	FPIC Insurance Group, Inc.	772	34,169
*	Franklin Bank Corp.	8,500	156,825
*	Franklin Credit Management Corp.	2,363	11,201
	Franklin Resources, Inc.	6,300	739,557
#	Fremont General Corp.	14,444	127,107
	Frontier Financial Corp.	16,447	430,254
	Fulton Financial Corp.	58,749	902,972
#	Gallagher (Arthur J.) & Co.	16,000	458,080
	GAMCO Investors, Inc.	2,654	103,533
	Gateway Financial Holdings, Inc.	4,273	62,258
	GB&T Bancshares, Inc.	5,588	107,457
#	Genworth Financial, Inc.	500	17,685
	German American Bancorp, Inc.	4,536	63,549
* #	GFI Group, Inc.	300	18,483
	Glacier Bancorp, Inc.	18,385	449,513
	Gouverneur Bancorp, Inc.	600	7,380

23

	Great American Financial Resources, Inc.	17,158	$429,636
*	Great Lakes Bancorp, Inc.	3,304	43,811
	Great Pee Dee Bancorp, Inc.	498	7,719
	Great Southern Bancorp, Inc.	4,688	136,749
*	Greater Atlantic Financial Corp.	840	2,990
	Greater Bay Bancorp	18,472	495,050
	Greater Community Bancorp	2,440	44,237
	Greene County Bancshares, Inc.	3,963	134,980
#	Greenhill & Co., Inc.	3,100	208,878
*	Greenville First Bancshares, Inc.	1,244	26,771
*	Grubb & Ellis Co.	4,100	45,715
	GS Financial Corp.	400	8,212
	Guaranty Federal Bancshares, Inc.	1,156	33,998
	Habersham Bancorp	800	18,512
	Hancock Holding Co.	10,400	463,528
	Hanmi Financial Corp.	19,572	382,241
	Hanover Insurance Group, Inc.	18,752	880,781
	Harleysville Group, Inc.	10,510	341,680
	Harleysville National Corp.	10,191	183,540
#	Harleysville Savings Financial Corp.	1,452	24,713
	Harrington West Financial Group, Inc.	2,232	38,725
	Hartford Financial Services Group, Inc.	38,972	3,685,192
	HCC Insurance Holdings, Inc.	41,585	1,303,690
	Heartland Financial USA, Inc.	6,003	155,538
	Hercules Technology Growth Capital, Inc.	6,824	95,127
	Heritage Commerce Corp.	4,799	121,223
	Heritage Financial Corp.	2,191	54,819
	Heritage Financial Group	4,228	68,705
	HF Financial Corp.	1,449	26,633
	Hilb Rogal Hamilton Co.	13,784	624,415
	Hingham Institution for Savings	604	21,931
	HMN Financial, Inc.	1,679	57,808
	Home Federal Bancorp	1,447	42,686
	HopFed Bancorp, Inc.	710	11,424
	Horace Mann Educators Corp.	15,172	307,081
	Horizon Financial Corp.	4,250	93,202
*	HouseValues, Inc.	314	1,598
#	Hudson City Bancorp, Inc.	138,847	1,860,550
	Huntington Bancshares, Inc.	32,100	743,115
	IBERIABANK Corp.	3,594	194,184
	IBT Bancorp, Inc.	1,124	23,548
	Independence Holding Co.	4,901	105,126
	Independent Bank Corp. MA	4,901	152,470
	Independent Bank Corp. MI	6,630	147,982
#	IndyMac Bancorp, Inc.	21,144	725,874
	Infinity Property & Casualty Corp.	8,000	369,440
	Integra Bank Corp.	6,285	151,154
	International Bancshares Corp.	24,181	705,602
	International Securities Exchange Holdings, Inc.	6,859	317,229
*	Intervest Bancshares Corp.	2,800	78,652
*	Investment Technology Group, Inc.	9,800	401,114
	Investors Capital Holdings, Ltd.	1,200	7,560
	Investors Financial Services Corp.	18,400	1,077,136
	Investors Title Co.	900	44,964
	Irwin Financial Corp.	12,100	249,986

24

	ITLA Capital Corp.	500	$25,810
	Janus Capital Group, Inc.	47,871	1,017,259
	Jefferies Group, Inc.	44,243	1,196,773
	Jefferson Bancshares, Inc.	2,516	31,827
	Jones Lang LaSalle, Inc.	4,000	423,400
	JPMorgan Chase & Co.	427,507	21,118,846
	Kearny Financial Corp.	400	5,904
	KeyCorp	49,644	1,873,565
	K-Fed Bancorp	5,044	99,972
*	KMG America Corp.	500	4,585
	KNBT Bancorp, Inc.	10,003	151,245
*	Knight Capital Group, Inc.	41,918	662,724
* #	LaBranche & Co., Inc.	2,300	19,941
	Lakeland Bancorp, Inc.	7,936	111,739
	Lakeland Financial Corp.	4,486	103,896
	LandAmerica Financial Group, Inc.	6,200	431,334
	Landmark Bancorp, Inc.	930	25,905
	Leesport Financial Corp.	1,844	42,467
	Legacy Bancorp, Inc.	4,074	64,777
	Legg Mason, Inc.	15,418	1,584,045
	Lehman Brothers Holdings, Inc.	65,926	4,832,376
	Leucadia National Corp.	52,223	1,478,433
	Lincoln Bancorp	1,734	33,310
	Lincoln National Corp.	34,946	2,381,570
#	LNB Bancorp, Inc.	2,001	29,315
	Loews Corp.	75,916	3,297,791
	LSB Bancshares, Inc.	3,340	51,670
	LSB Corp.	1,360	22,984
	LSB Financial Corp.	436	11,591
	M&T Bank Corp.	12,818	1,537,135
	Macatawa Bank Corp.	5,371	100,760
	MAF Bancorp, Inc.	12,172	538,611
	MainSource Financial Group, Inc.	8,114	136,315
*	Markel Corp.	1,600	766,160
*	MarketAxess Holdings, Inc.	500	7,010
*	Marlin Business Services, Inc.	3,800	87,134
	Marsh & McLennan Companies, Inc.	32,781	964,417
#	Marshall & Ilsley Corp.	41,361	1,965,888
	MASSBANK Corp.	1,561	51,216
	Mayflower Bancorp, Inc.	600	7,272
	MB Financial, Inc.	13,006	478,491
	MBIA, Inc.	32,518	2,161,471
	MBT Financial Corp.	6,499	84,227
	MCG Capital Corp.	23,435	444,093
*	Meadowbrook Insurance Group, Inc.	1,400	14,742
	Medallion Financial Corp.	2,600	29,302
#	Mellon Financial Corp.	10,300	447,329
	Mercantile Bancorp, Inc.	1,000	22,225
	Mercantile Bank Corp.	3,082	104,665
	Mercantile Bankshares Corp.	12,130	571,080
	Mercer Insurance Group, Inc.	2,173	41,809
	Merchants Bancshares, Inc.	2,546	59,271
	Merchants Group, Inc.	504	16,506
	Mercury General Corp.	20,168	1,074,954
	Merrill Lynch & Co., Inc.	100,327	8,395,363

25

	Merrill Merchants Bancshares, Inc.	1,315	$41,002
	Meta Financial Group, Inc.	888	25,423
	MetLife, Inc.	94,116	5,943,425
	MetroCorp Bancshares, Inc.	4,267	86,151
	MFB Corp.	400	13,784
	MGIC Investment Corp.	19,372	1,169,100
	MicroFinancial, Inc.	3,740	21,617
	Mid Penn Bancorp, Inc.	833	20,458
	Midland Co.	6,772	288,961
	MidSouth Bancorp, Inc.	2,548	70,885
	Mid-State Bancshares	5,445	200,594
	Midwest Banc Holdings, Inc.	8,607	167,578
	MidWestOne Financial Group, Inc.	1,100	20,339
	Monroe Bancorp	2,458	42,646
	Moody’s Corp.	5,900	381,848
	Morgan Stanley	59,264	4,440,059
*	Move, Inc.	15,600	93,132
	Municipal Mortgage & Equity, L.L.C.	4,600	134,274
	MutualFirst Financial, Inc.	1,355	27,574
	Nara Bancorp, Inc.	10,056	186,137
* #	Nasdaq Stock Market, Inc.	20,300	607,579
	National City Corp.	72,797	2,755,366
#	National Financial Partners Corp.	15,372	709,572
	National Interstate Corp.	213	5,583
	National Penn Bancshares, Inc.	17,617	328,557
	National Security Group, Inc.	700	12,425
	National Western Life Insurance Co. Class A	1,251	285,153
	Nationwide Financial Services, Inc.	13,363	716,257
*	Navigators Group, Inc.	5,964	296,411
	NBT Bancorp, Inc.	13,640	305,945
*	Nelnet, Inc. Class A	8,100	209,223
	NetBank, Inc.	14,000	45,080
	New England Bancshares, Inc.	1,631	21,529
	New Hampshire Thrift Bancshares, Inc.	1,200	18,960
*	New Westfield Financial, Inc.	12,157	128,499
#	New York Community Bancorp, Inc.	70,551	1,181,024
	NewAlliance Bancshares, Inc.	41,470	655,226
*	Newtek Business Services, Inc.	3,424	8,457
*	NexCen Brands, Inc.	16,300	170,172
	North Bay Bancorp	1,525	49,730
	North Central Bancshares, Inc.	200	8,011
	North Valley Bancorp	2,786	69,929
	Northeast Bancorp	724	13,445
*	Northeast Community Bancorp, Inc.	2,011	23,549
*	Northern Empire Bancshares	2,522	73,365
	Northern Trust Corp.	12,044	726,253
	Northrim BanCorp, Inc.	2,360	68,865
	Northway Financial, Inc.	577	18,568
	Northwest Bancorp, Inc.	20,036	526,145
	Norwood Financial Corp.	902	29,924
	Nuveen Investments	4,872	237,218
	NYMAGIC, Inc.	3,479	136,968
* #	NYSE Group, Inc.	5,600	475,440
	Oak Hill Financial, Inc.	2,236	61,289
	OceanFirst Financial Corp.	4,962	103,210

26

*	Ocwen Financial Corp.	17,901	$208,189
	Odyssey Re Holdings Corp.	26,225	1,021,726
	Ohio Casualty Corp.	23,760	708,523
	Ohio Valley Banc Corp.	1,499	38,224
	Old National Bancorp	26,544	484,163
	Old Republic International Corp.	55,641	1,241,907
	Old Second Bancorp, Inc.	4,539	129,407
	Omega Financial Corp.	5,100	148,359
	optionsXpress Holding, Inc.	546	12,673
	PAB Bankshares, Inc.	3,690	67,638
	Pacific Capital Bancorp	16,000	504,000
	Pacific Continental Corp.	3,641	72,419
*	Pacific Mercantile Bancorp	3,676	53,228
*	Pacific Premier Bancorp, Inc.	1,822	20,862
*	Pacific State Bancorp	1,312	27,880
	Pamrapo Bancorp, Inc.	2,130	50,332
	Park Bancorp, Inc.	400	13,300
#	Park National Corp.	5,509	513,824
	Parkvale Financial Corp.	2,317	69,394
	Partners Trust Financial Group, Inc.	17,844	202,351
	Peapack-Gladstone Financial Corp.	2,694	70,987
*	Pelican Financial, Inc. Escrow Shares	100	0
*	Penn Treaty American Corp.	8,092	62,956
	Pennfed Financial Services, Inc.	4,571	93,020
	Penns Woods Bancorp, Inc.	1,687	59,467
*	Pennsylvania Commerce Bancorp, Inc.	2,130	60,023
	Peoples Bancorp of North Carolina	1,450	39,251
	Peoples Bancorp, Inc. IN	1,060	21,110
	Peoples Bancorp, Inc. OH	3,964	110,001
#	Peoples Bank CT	8,200	363,998
	Peoples Community Bancorp	1,370	24,646
	PFF Bancorp, Inc.	7,072	223,617
*	Philadelphia Consolidated Holding Corp.	19,187	880,875
*	Pico Holdings, Inc.	6,372	268,261
	Pinnacle Bancshares, Inc.	248	3,799
*	Pinnacle Financial Partners, Inc.	5,004	155,074
*	Piper Jaffray Companies, Inc.	1,000	65,110
	Placer Sierra Bancshares	38	1,029
*	PMA Capital Corp. Class A	13,957	131,056
	PMI Group, Inc.	30,972	1,451,658
	PNC Financial Services Group, Inc.	34,017	2,493,786
*	Portfolio Recovery Associates, Inc.	5,500	242,220
	Premier Financial Bancorp, Inc.	1,103	17,869
	Presidential Life Corp.	1,300	26,546
	Princeton National Bancorp, Inc.	1,159	37,644
	Principal Financial Group, Inc.	31,245	1,902,508
	PrivateBancorp, Inc.	6,000	219,720
*	ProAssurance Corp.	12,567	647,200
	ProCentury Corp.	4,252	85,678
	Progressive Corp.	43,064	987,458
	Prosperity Bancshares, Inc.	12,114	421,204
	Protective Life Corp.	25,774	1,144,623
	Providence Community Bancshares, Inc.	524	10,755
	Provident Bankshares Corp.	11,800	404,858
	Provident Financial Holdings, Inc.	2,687	72,925

27

	Provident Financial Services, Inc.	22,544	$395,873
	Provident New York Bancorp	17,348	235,065
	Prudential Financial, Inc.	56,523	5,140,202
*	PSB Bancorp, Inc.	1,400	22,750
	PSB Holdings, Inc.	2,641	29,104
	Pulaski Financial Corp.	3,379	56,125
	Radian Group, Inc.	14,372	825,671
	Rainier Pacific Financial Group, Inc.	2,225	47,860
	Raymond James Financial, Inc.	43,596	1,312,240
*	Realogy Corp.	39,751	1,175,835
	Regions Financial Corp.	90,617	3,245,901
	Reinsurance Group of America, Inc.	21,634	1,234,869
	Renasant Corp.	5,474	133,018
	Republic Bancorp, Inc. Class A	6,107	133,560
*	Republic First Bancorp, Inc.	3,031	38,191
	Resource America, Inc.	6,955	180,204
*	Rewards Network, Inc.	8,513	45,630
	Riverview Bancorp, Inc.	3,928	66,187
	RLI Corp.	9,744	546,249
	Rome Bancorp, Inc.	3,296	41,365
	Royal Bancshares of Pennsylvania, Inc. Class A	3,891	94,629
*	RTW, Inc.	300	2,766
	Rurban Financial Corp.	1,926	21,802
	S&T Bancorp, Inc.	8,600	280,962
#	S.Y. Bancorp, Inc.	5,579	144,050
	SAFECO Corp.	24,231	1,616,692
	Safety Insurance Group, Inc.	300	12,741
	Salisbury Bancorp, Inc.	524	18,969
	Sanders Morris Harris Group, Inc.	7,811	82,640
	Sandy Spring Bancorp, Inc.	5,272	174,556
	SCBT Financial Corp.	3,203	120,401
	Schwab (Charles) Corp.	31,165	575,929
*	SCPIE Holdings, Inc.	3,857	89,598
*	Seabright Insurance Holdings	44	827
	Seacoast Banking Corp. of Florida	5,464	129,661
	Security Bank Corp.	6,978	143,258
*	Security National Financial Corp. Class A	1,691	8,726
	SEI Investments Co.	6,144	371,405
	Selective Insurance Group, Inc.	20,134	492,075
	Shore Financial Corp.	680	9,588
	Siebert Financial Corp.	7,998	31,112
	Sierra Bancorp	3,916	112,428
	Simmons First National Corp. Class A	5,416	150,565
	Sky Financial Group, Inc.	32,500	913,575
	SLM Corp.	6,700	285,554
	South Financial Group, Inc.	25,363	679,221
	South Street Financial Corp.	800	7,400
*	Southcoast Financial Corp.	2,037	46,138
	Southern Community Financial Corp.	7,166	74,240
*	Southern Connecticut Bancorp, Inc.	800	6,200
	Southside Bancshares, Inc.	4,492	105,697
	Southwest Bancorp, Inc.	5,044	128,420
	Southwest Georgia Financial Corp.	814	16,158
	Sovereign Bancorp, Inc.	115,284	2,913,227
	StanCorp Financial Group, Inc.	20,042	966,024

28

	State Auto Financial Corp.	14,370	$465,732
	State Bancorp, Inc.	3,695	79,997
#	State Street Corp.	19,769	1,295,067
	Sterling Bancorp	7,235	135,077
	Sterling Bancshares, Inc.	21,370	247,037
	Sterling Financial Corp.	16,815	553,045
	Sterling Financial Corp. (PA)	10,423	225,762
	Stewart Information Services Corp.	5,284	214,530
*	Stifel Financial Corp.	4,528	215,759
*	Stratus Properties, Inc.	2,223	72,247
	Student Loan Corp.	3,904	747,655
	Suffolk Bancorp	3,953	131,477
*	Sun American Bancorp	6,308	32,739
*	Sun Bancorp, Inc.	8,280	156,244
	SunTrust Banks, Inc.	44,744	3,772,367
*	Superior Bancorp	13,400	147,400
	Susquehanna Bancshares, Inc.	19,628	476,175
	Sussex Bancorp	505	7,651
*	SVB Financial Group	13,300	642,390
	SWS Group, Inc.	6,906	182,042
	Synergy Financial Group, Inc.	3,944	63,538
	Synovus Financial Corp.	57,123	1,849,072
	T. Rowe Price Group, Inc.	16,400	763,584
	Taylor Capital Group, Inc.	4,512	165,004
#	TCF Financial Corp.	14,400	380,736
* #	TD Ameritrade Holding Corp.	32,100	513,600
	TD Banknorth, Inc.	38,878	1,248,373
	Team Financial, Inc.	892	13,714
	Teche Holding Co.	600	27,300
*	Tejon Ranch Co.	2,800	132,972
* #	Temecula Valley Bancorp, Inc.	3,317	77,551
*	Texas Capital Bancshares, Inc.	362	7,287
	TF Financial Corp.	997	30,533
*	The Bancorp, Inc.	5,560	136,943
	The Colonial BancGroup, Inc.	25,000	645,750
	The Goldman Sachs Group, Inc.	25,324	5,105,318
*	The Intergroup Corp.	777	15,443
	The Phoenix Companies, Inc.	1,900	27,132
	The Savannah Bancorp, Inc.	1,712	48,056
#	The St. Joe Corp.	4,300	239,252
	The Travelers Companies, Inc.	85,178	4,323,635
	The Wilber Corp.	2,820	27,918
	Thomas Properties Group, Inc.	6	92
	TIB Financial Corp.	4,426	72,675
	TierOne Corp.	6,744	187,416
	Timberland Bancorp, Inc.	1,400	50,806
	Tompkins County Trustco, Inc.	3,502	144,107
	Torchmark Corp.	17,347	1,108,820
	Tower Financial Corp.	1,125	18,900
	Tower Group, Inc.	400	13,672
*	Tradestation Group, Inc.	7,500	88,650
	Transatlantic Holdings, Inc.	14,399	951,774
*	Triad Guaranty, Inc.	5,176	235,301
	Trico Bancshares	5,997	146,207
#	TrustCo Bank Corp. NY	21,000	207,690

29

	Trustmark Corp.	19,872	$568,339
	U.S. Bancorp	104,495	3,726,292
*	U.S.I. Holdings Corp.	500	8,340
	UCBH Holdings, Inc.	34,762	662,564
	UMB Financial Corp.	16,900	637,637
	Umpqua Holdings Corp.	21,177	571,991
*	Unico American Corp.	100	1,273
	Union Bankshares Corp.	4,716	124,833
#	Union Bankshares, Inc.	700	15,470
	UnionBanCal Corp.	25,338	1,549,925
	United Bancshares, Inc.	1,000	16,500
	United Bankshares, Inc.	16,400	583,348
*	United Capital Corp.	2,593	80,772
	United Community Banks, Inc.	16,069	524,974
	United Community Financial Corp.	10,476	113,036
	United Financial Bancorp, Inc.	6,347	92,984
	United Fire & Casualty Co.	9,900	343,035
*	United PanAm Financial Corp.	3,944	48,984
#	United Security Bancshares	3,818	79,300
	Unitrin, Inc.	24,720	1,131,187
	Unity Bancorp, Inc.	1,740	21,472
*	Universal American Financial Corp.	10,000	191,900
	Univest Corporation of Pennsylvania	4,629	112,994
	UnumProvident Corp.	84,224	1,803,236
	USB Holding Co., Inc.	7,650	173,655
#	Valley National Bancorp	31,336	789,040
	Vineyard National Bancorp Co.	3,189	77,971
*	Virginia Commerce Bancorp, Inc.	5,585	117,620
	Virginia Financial Group, Inc.	4,259	102,727
	Wachovia Corp.	224,184	12,413,068
	Waddell & Reed Financial, Inc.	8,972	218,737
	Wainwright Bank & Trust Co.	2,159	27,851
	Washington Banking Co.	3,458	54,913
	Washington Federal, Inc.	30,409	723,126
	Washington Mutual, Inc.	119,176	5,134,102
	Washington Savings Bank, FSB	2,649	23,179
	Washington Trust Bancorp, Inc.	5,023	139,790
	Wayne Savings Bancshares, Inc.	1,304	17,813
	Webster Financial Corp.	20,671	1,020,941
	Wells Fargo & Co.	200,641	6,962,243
	Wesbanco, Inc.	8,780	271,478
	Wesco Financial Corp.	2,285	1,084,118
	West Bancorporation	6,655	104,750
	West Coast Bancorp	6,000	182,100
	Westamerica Bancorporation	8,600	422,260
*	Western Alliance Bancorp	9,300	311,922
	Westwood Holdings Group, Inc.	932	22,312
	Whitney Holding Corp.	17,727	562,300
	Willow Financial Bancorp, Inc.	5,758	72,781
	Wilmington Trust Corp.	20,000	852,600
	Wilshire Bancorp, Inc.	9,847	167,793
	Wilshire Enterprises, Inc.	400	1,960
	Wintrust Financial Corp.	7,400	339,216
*	World Acceptance Corp.	4,872	199,752
	WVS Financial Corp.	1,002	16,673

30

	Yardville National Bancorp	3,852	$141,407
	Zenith National Insurance Corp.	14,750	710,212
	Zions Bancorporation	18,828	1,607,535
Total Financials			419,438,544

Health Care — (8.3%)
*	Abaxis, Inc.	2,500	57,025
	Abbott Laboratories	40,142	2,192,556
*	Abiomed, Inc.	4,500	62,910
* #	Abraxis Bioscience, Inc.	12,000	316,080
* #	Acadia Pharmaceuticals, Inc.	12,245	85,225
*	Accelr8 Technology Corp.	1,800	3,600
*	Accelrys, Inc.	5,190	33,008
*	Acusphere, Inc.	5,188	14,059
*	Adeza Biomedical Corp.	200	4,852
*	Adolor Corp.	11,500	76,820
*	Advanced Magnetics, Inc.	2,402	141,646
* #	Advanced Medical Optics, Inc.	12,200	470,188
* #	Advancis Pharmaceutical Corp.	6,000	15,060
*	ADVENTRX Pharmaceuticals, Inc.	10,600	24,380
	Aetna, Inc.	61,916	2,741,021
*	Affymetrix, Inc.	22,400	576,352
*	Air Methods Corp.	4,593	114,779
*	Akorn, Inc.	11,283	66,683
*	Albany Molecular Research, Inc.	14,100	133,386
* #	Alexion Pharmaceuticals, Inc.	5,901	217,629
*	Align Technology, Inc.	10,400	170,768
*	Alkermes, Inc.	9,677	158,703
	Allergan, Inc.	3,700	413,327
*	Alliance Imaging, Inc.	6,700	48,173
*	Allied Healthcare International, Inc.	15,229	45,839
*	Allied Healthcare Products, Inc.	1,800	10,638
*	Allos Therapeutics, Inc.	11,119	68,382
*	Allscripts Healthcare Solutions, Inc.	14,800	400,784
*	Alnylam Pharmaceuticals, Inc.	7,700	144,760
	Alpharma, Inc. Class A	16,343	430,801
*	Amedisys, Inc.	5,734	183,373
*	America Services Group, Inc.	4,300	65,618
*	American Dental Partners, Inc.	4,762	96,430
*	American Medical Systems Holdings, Inc.	13,760	279,878
	American Shared Hospital Services	1,689	10,472
*	AMERIGROUP Corp.	17,100	565,668
	AmerisourceBergen Corp.	32,271	1,699,714
*	Amgen, Inc.	29,900	1,921,374
*	AMICAS, Inc.	15,489	44,299
*	AMN Healthcare Services, Inc.	12,169	338,298
*	Amsurg Corp.	10,500	242,025
* #	Amylin Pharmaceuticals, Inc.	5,187	201,826
	Analogic Corp.	6,400	358,080
*	Anesiva, Inc.	7,610	61,108
*	AngioDynamics, Inc.	1,651	39,624
*	Anika Therapeutics, Inc.	4,100	55,596
* #	Antigenics, Inc.	1,600	2,928
*	AP Pharma, Inc.	1,000	1,320
	Applera Corp. - Applied Biosystems Group	12,200	376,736

31

*	Applera Corp. - Celera Genomics Group	31,094	$432,518
*	Apria Healthcare Group, Inc.	14,000	445,900
*	Aradigm Corp.	500	700
* #	Arcadia Resources, Inc.	31,961	71,593
*	Arena Pharmaceuticals, Inc.	19,300	244,145
*	Ariad Pharmaceuticals, Inc.	9,500	45,885
*	Arqule, Inc.	14,600	96,652
*	Array BioPharma, Inc.	7,916	92,855
	Arrhythmia Research Technology, Inc.	790	24,016
	Arrow International, Inc.	16,360	545,933
* #	Arthrocare Corp.	7,544	274,224
*	Aspect Medical Systems, Inc.	1,000	16,150
* #	AtheroGenics, Inc.	9,800	107,114
	Atrion Corp.	744	70,680
*	ATS Medical, Inc.	9,800	22,540
*	AVANIR Pharmaceuticals Class A	1,675	3,115
*	Avant Immunotherapeutics, Inc.	1,600	2,288
* #	AVI BioPharma, Inc.	10,948	29,122
*	Avigen, Inc.	10,979	76,304
	Bard (C.R.), Inc.	6,100	486,780
*	Barr Laboratories, Inc.	17,300	916,900
* #	Barrier Therapeutics, Inc.	12,030	79,037
	Bausch & Lomb, Inc.	20,016	1,046,036
	Baxter International, Inc.	17,200	860,172
	Beckman Coulter, Inc.	11,597	744,064
	Becton Dickinson & Co.	5,500	417,945
*	Bentley Pharmaceuticals, Inc.	5,544	47,290
*	Bioanalytical Systems, Inc.	1,315	8,797
*	BioCryst Pharmaceuticals, Inc.	1,626	16,439
* #	Bioenvision, Inc.	7,500	33,600
*	Biogen Idec, Inc.	42,244	1,909,006
*	Bio-Imaging Technologies, Inc.	2,952	24,797
*	BioLase Technology, Inc.	3,700	31,228
*	BioMarin Pharmaceutical, Inc.	14,500	246,935
	Biomet, Inc.	10,144	429,396
*	Bio-Rad Laboratories, Inc. Class A	6,000	425,520
*	Bio-Rad Laboratories, Inc. Class B	844	60,228
*	Bio-Reference Laboratories, Inc.	5,200	127,348
*	BioSante Pharmaceuticals, Inc.	4,500	19,800
*	BioScrip, Inc.	4,992	15,775
* #	Biosite, Inc.	5,810	308,627
*	BioSphere Medical, Inc.	3,248	22,216
*	Bioveris Corp.	9,652	113,797
*	Boston Scientific Corp.	5,000	81,550
*	Bovie Medical Corp.	1,600	14,144
*	Bradley Pharmaceuticals, Inc.	6,500	125,970
	Bristol-Myers Squibb Co.	50,900	1,343,251
*	Bruker BioSciences Corp.	30,772	277,256
*	BSD Medical Corp.	6,939	54,749
*	Caliper Life Sciences, Inc.	19,847	115,708
	Cambrex Corp.	11,815	272,454
*	Candela Corp.	6,600	75,174
*	Cantel Medical Corp.	5,972	91,909
*	Capital Senior Living Corp.	1,100	11,858
*	Caraco Pharmaceutical Laboratories, Ltd.	5,055	54,897

32

*	Cardiac Science Corp.	9,451	$80,617
	Cardinal Health, Inc.	23,278	1,631,555
*	Cardiotech International, Inc.	1,686	2,596
	Caremark Rx, Inc.	14,572	897,489
*	Celgene Corp.	9,318	496,649
*	Cell Genesys, Inc.	7,800	25,272
* #	Cell Therapeutics, Inc.	900	1,350
*	Celsion Corp.	2,125	8,925
*	Centene Corp.	11,983	289,030
* #	Cephalon, Inc.	3,800	270,104
*	Cepheid, Inc.	19,500	155,415
* #	Cerner Corp.	9,900	515,889
*	Cerus Corp.	9,944	53,101
*	Chad Therapeutics, Inc.	880	1,461
* #	Charles River Laboratories International, Inc.	24,964	1,144,599
	Chemed Corp.	10,000	462,900
*	Cholestech Corp.	6,200	101,370
	Cigna Corp.	5,600	798,000
* #	Collagenex Pharmaceuticals, Inc.	3,000	40,560
*	Columbia Laboratories, Inc.	1,700	2,414
*	Combinatorx, Inc.	11,763	95,986
*	Community Health Systems, Inc.	35,379	1,317,868
	Computer Programs & Systems, Inc.	1,300	37,414
*	Conceptus, Inc.	4,100	76,998
*	Conmed Corp.	10,400	284,544
	Cooper Companies, Inc.	15,600	715,884
*	Cortex Pharmaceuticals, Inc.	700	1,190
*	Corvel Corp.	3,111	93,703
*	Covance, Inc.	3,700	228,142
*	Coventry Health Care, Inc.	23,644	1,286,706
*	Critical Therapeutics, Inc.	2,713	4,531
*	Criticare Systems, Inc.	4,709	15,634
*	Cross Country Healthcare, Inc.	11,572	220,447
*	CryoCor, Inc.	2,700	8,910
*	CryoLife, Inc.	6,800	53,516
* #	Cubist Pharmaceuticals, Inc.	6,700	134,201
*	CuraGen Corp.	9,900	42,471
*	Curis, Inc.	4,000	5,560
*	Cutera, Inc.	4,200	146,790
* #	CV Therapeutics, Inc.	12,600	160,902
*	Cyberonics, Inc.	1,100	22,528
*	Cyclacel Pharmaceuticals, Inc.	4,945	39,560
*	Cypress Bioscience, Inc.	13,200	102,432
*	Cytogen Corp.	9,744	24,555
*	Cytomedix, Inc.	855	1,077
* #	Cytyc Corp.	18,400	557,520
	Dade Behring Holdings, Inc.	12,788	523,796
	Datascope Corp.	6,117	218,989
*	DaVita, Inc.	5,772	314,863
*	Daxor Corp.	1,222	16,253
* #	Dendreon Corp.	28,210	130,894
*	Dendrite International, Inc.	11,340	144,472
	Dentsply International, Inc.	8,400	264,936
*	DepoMed, Inc.	6,244	21,667
* #	Digene Corp.	4,055	191,720

33

*	Dionex Corp.	3,302	$203,469
*	Discovery Laboratories, Inc.	7,372	16,218
* #	Diversa Corp.	7,200	54,072
*	DJO, Inc.	6,908	270,655
*	Durect Corp.	10,877	43,834
* #	DUSA Pharmaceuticals, Inc.	2,200	9,042
* #	Dyadic International, Inc.	3,600	22,032
*	Dyax Corp.	12,740	48,922
*	Dynavax Technologies Corp.	6,224	31,120
*	Eclipsys Corp.	9,057	189,472
*	Edwards Lifesciences Corp.	6,700	338,149
	Eli Lilly & Co.	31,200	1,642,368
* #	Elite Pharmaceuticals, Inc.	3,915	7,869
* #	Emdeon Corp.	82,534	1,233,058
*	Emeritus Corp.	3,785	105,791
* #	Emisphere Technologies, Inc.	4,400	22,088
*	Encision, Inc.	900	3,150
* #	Encysive Pharmaceuticals, Inc.	11,100	38,517
*	Endo Pharmaceuticals Holdings, Inc.	6,500	202,865
*	Endologix, Inc.	16,126	67,729
*	Enpath Medical, Inc.	2,211	25,205
*	Entremed, Inc.	4,300	6,708
*	Enzo Biochem, Inc.	5,800	83,810
*	Enzon Pharmaceuticals, Inc.	11,016	91,212
*	EPIX Pharmaceuticals, Inc.	4,933	33,150
*	eResearch Technology, Inc.	2,400	16,992
*	etrials Worldwide, Inc.	2,272	9,497
* #	ev3, Inc.	19,433	381,664
*	Exact Sciences Corp.	7,199	19,509
*	Exactech, Inc.	4,138	63,560
*	Exelixis, Inc.	24,400	245,708
*	Express Scripts, Inc.	5,600	422,296
*	E-Z-EM, Inc.	3,628	64,179
*	Five Star Quality Care, Inc.	12,100	138,303
*	Forest Laboratories, Inc.	8,210	424,950
*	Gene Logic, Inc.	1,700	3,060
*	Genentech, Inc.	26,354	2,223,487
*	Genesis HealthCare Corp.	6,600	416,130
* #	Genitope Corp.	8,837	30,841
*	Gen-Probe, Inc.	4,100	196,882
*	Gentiva Health Services, Inc.	11,000	217,140
*	GenVec, Inc.	10,100	30,300
*	Genzyme Corp.	12,216	754,949
*	Geron Corp.	28,301	214,522
*	Gilead Sciences, Inc.	10,287	736,138
*	Greatbatch, Inc.	8,872	230,317
*	GTx, Inc.	221	4,824
*	Haemonetics Corp.	10,400	468,000
*	Halozyme Therapeutics, Inc.	9,234	76,550
* #	Hana Biosciences, Inc.	7,200	27,432
*	Hanger Orthopedic Group, Inc.	1,100	12,837
*	Harvard Bioscience, Inc.	10,473	53,098
	Health Management Associates, Inc.	32,000	638,720
*	Health Net, Inc.	14,580	779,593
*	HealthExtras, Inc.	4,177	110,690

34

*	Healthspring, Inc.	3,300	$69,729
*	HealthStream, Inc.	8,932	33,495
*	HealthTronics, Inc.	8,200	50,594
*	Healthways, Inc.	4,100	178,309
*	Hemispherx Biopharma, Inc.	2,000	3,600
#	Hillenbrand Indutries, Inc.	18,124	1,083,815
*	Hi-Tech Pharmacal Co., Inc.	1,600	17,616
*	HMS Holdings Corp.	6,948	137,570
*	Hollis-Eden Pharmaceuticals, Inc.	9,100	49,140
*	Hologic, Inc.	8,600	473,430
*	Hooper Holmes, Inc.	27,629	106,372
*	Horizon Health Corp.	3,300	64,482
*	Hospira, Inc.	6,472	247,683
* #	Human Genome Sciences, Inc.	22,285	245,135
*	Humana, Inc.	24,300	1,454,112
*	ICU Medical, Inc.	5,300	207,018
*	Idenix Pharmaceuticals, Inc.	370	3,519
*	Idera Pharmaceuticals, Inc.	2,999	24,022
*	IDEXX Laboratories, Inc.	3,087	266,038
*	IDM Pharma, Inc.	4,117	13,339
*	I-Flow Corp.	9,044	130,324
*	Illumina, Inc.	8,065	270,903
*	ImClone Systems, Inc.	10,400	299,624
*	Immtech International, Inc.	1,800	10,674
* #	Immucor, Inc.	8,600	255,764
*	Immunicon Corp.	8,500	24,140
*	ImmunoGen, Inc.	17,594	84,627
*	Immunomedics, Inc.	17,200	78,260
*	Implant Sciences Corp.	2,800	6,300
	IMS Health, Inc.	11,100	320,568
*	Incyte Corp.	35,100	224,991
*	Indevus Pharmaceuticals, Inc.	20,171	139,583
*	Infinity Pharmaceuticals, Inc.	6,245	82,059
*	Inhibitex, Inc.	200	332
*	Inovio Biomedical Corp.	5,500	17,765
* #	Insmed, Inc.	2,600	3,692
*	Inspire Pharmaceuticals, Inc.	15,832	109,241
*	Integra LifeSciences Holdings	8,259	347,291
*	IntegraMed America, Inc.	2,047	31,217
*	Interleukin Genetics, Inc.	6,530	32,323
* #	InterMune, Inc.	8,700	263,784
*	Interpharm Holdings, Inc.	3,644	6,377
*	IntraLase Corp.	500	12,330
*	Introgen Therapeutics, Inc.	7,100	29,465
*	Intuitive Surgical, Inc.	2,200	244,420
	Invacare Corp.	8,000	148,640
*	Inventiv Health, Inc.	10,618	387,238
*	Inverness Medical Innovations, Inc.	14,042	592,572
*	Invitrogen Corp.	16,372	1,035,529
*	Iomed, Inc.	900	1,602
*	Iridex Corp.	2,386	24,003
* #	IRIS International, Inc.	7,232	82,011
*	Isis Pharmaceuticals, Inc.	11,100	101,232
*	Isolagen, Inc.	10,412	35,505
*	Ista Pharmaceuticals, Inc.	6,737	54,704

35

*	I-Trax, Inc.	13,004	$52,016
*	IVAX Diagnostics, Inc.	1,200	1,272
*	Javelin Pharmaceuticals, Inc.	11,100	63,270
#	Johnson & Johnson	90,300	5,693,415
*	Kendle International, Inc.	5,100	176,715
*	Kensey Nash Corp.	4,000	114,640
*	Keryx Biopharmaceuticals, Inc.	16,500	188,100
	Kewaunee Scientific Corp.	600	6,156
*	Kindred Healthcare, Inc.	14,100	464,172
*	Kinetic Concepts, Inc.	5,200	255,580
*	King Pharmaceuticals, Inc.	41,263	769,555
*	Kosan Biosciences, Inc.	12,632	74,024
*	K-V Pharmaceutical Co. Class A	10,900	268,685
*	K-V Pharmaceutical Co. Class B	2,058	50,689
* #	Kyphon, Inc.	7,100	320,281
*	La Jolla Pharmaceutical Co.	10,500	32,340
*	Laboratory Corp. of America Holdings	7,200	574,200
	Landauer, Inc.	1,200	61,044
*	Langer, Inc.	2,750	14,025
*	Lannet Co., Inc.	5,743	32,793
#	LCA-Vision, Inc.	3,700	161,320
*	Lexicon Genetics, Inc.	14,700	60,711
* #	Lifecell Corp.	4,000	95,480
*	Lifecore Biomedical, Inc.	5,472	93,407
*	LifePoint Hospitals, Inc.	20,930	766,038
*	Lincare Holdings, Inc.	25,152	982,186
*	Lipid Sciences, Inc.	184	250
*	Luminex Corp.	3,800	53,466
*	Magellan Health Services, Inc.	11,200	468,272
* #	Mannkind Corp.	6,000	95,460
	Manor Care, Inc.	4,200	225,036
* #	Martek Biosciences Corp.	9,534	215,659
*	Matria Healthcare, Inc.	4,600	116,702
*	Matrixx Initiatives, Inc.	3,587	64,100
*	Maxygen, Inc.	14,500	159,935
	McKesson Corp.	16,955	945,411
* #	Medarex, Inc.	33,843	462,972
*	MedCath Corp.	8,400	243,768
*	Medco Health Solutions, Inc.	32,744	2,213,822
*	Medical Action Industries, Inc.	6,105	135,653
*	Medical Staffing Network Holdings, Inc.	11,229	71,529
	Medicis Pharmaceutical Corp. Class A	9,500	345,420
*	Medimmune, Inc.	10,657	340,065
*	MEDTOX Scientific, Inc.	3,148	41,585
	Medtronic, Inc.	28,758	1,448,253
*	Memory Pharmaceuticals Corp.	9,900	28,809
*	Memry Corp.	2,400	5,256
	Mentor Corp.	4,150	199,241
	Merck & Co., Inc.	57,005	2,517,341
* #	Merge Technologies, Inc.	2,600	13,104
	Meridian Bioscience, Inc.	2,000	53,720
*	Merit Medical Systems, Inc.	9,400	132,258
*	Metabasis Therapeutics, Inc.	12,394	99,772
*	Metropolitan Health Networks, Inc.	16,400	38,868
*	MGI Pharma, Inc.	9,400	199,468

36

*	MicroIslet, Inc.	1,000	$650
*	Micromet, Inc.	10,500	28,770
*	Microtek Medical Holdings, Inc.	15,014	71,016
*	Millennium Pharmaceuticals, Inc.	96,217	1,039,144
* #	Millipore Corp.	12,700	908,304
*	Minrad International, Inc.	12,136	66,020
*	Molecular Devices Corp.	4,700	165,863
*	Molina Healthcare, Inc.	8,044	250,651
* #	Momenta Pharmaceuticals, Inc.	300	3,678
*	Monogram Biosciences, Inc.	3,600	7,128
*	MTS Medication Technologies	2,178	24,394
*	Myriad Genetics, Inc.	8,700	291,102
*	Nabi Biopharmaceuticals	20,932	110,940
*	Nastech Pharmaceutical Co., Inc.	3,600	41,616
*	National Dentex Corp.	1,812	30,804
	National Healthcare Corp.	4,443	243,388
	National Home Health Care Corp.	1,300	15,223
*	National Medical Health Card Systems, Inc.	1,447	20,374
	National Research Corp.	2,237	51,205
*	Natus Medical, Inc.	7,390	119,053
*	Nektar Therapeutics	11,300	134,018
*	Neogen Corp.	3,501	79,998
*	Neopharm, Inc.	1,544	2,934
* #	Neose Technologies, Inc.	9,100	19,474
*	Neurocrine Biosciences, Inc.	12,000	151,320
*	Neurogen Corp.	14,188	88,959
* #	Neurometric, Inc.	1,600	18,208
*	New Brunswick Scientific Co., Inc.	3,473	30,840
* #	New River Pharmaceuticals, Inc.	5,162	326,496
* #	NitroMed, Inc.	700	2,695
*	NMT Medical, Inc.	4,562	63,457
* #	Northfield Laboratories, Inc.	4,700	18,283
*	NovaMed, Inc.	8,108	59,999
* #	Novavax, Inc.	21,996	73,027
*	Noven Pharmaceuticals, Inc.	9,300	228,966
*	NPS Pharmaceuticals, Inc.	14,900	52,299
*	Nutraceutical International Corp.	4,550	75,985
*	NuVasive, Inc.	10,061	237,741
*	Nuvelo, Inc.	6,300	20,664
* #	Occulogix, Inc.	400	672
*	Odyssey Healthcare, Inc.	9,000	122,220
#	Omnicare, Inc.	20,267	841,891
*	Omnicell, Inc.	4,162	80,784
* #	Onyx Pharmaceuticals, Inc.	3,900	102,375
	Option Care, Inc.	13,800	183,264
*	OraSure Technologies, Inc.	11,888	94,628
*	Orchid Cellmark, Inc.	11,103	45,522
*	Orthologic Corp.	2,952	4,694
*	Oscient Pharmaceuticals Corp.	1	5
*	OSI Pharmaceuticals, Inc.	9,700	335,620
*	Osteotech, Inc.	7,000	53,410
	Owens & Minor, Inc.	15,544	512,486
*	Oxigene, Inc.	12,396	52,807
* #	Pain Therapeutics, Inc.	13,222	104,322
*	PainCare Holdings, Inc.	4,800	3,312

37

*	Palatin Technologies, Inc.	11,931	$24,816
*	Palomar Medical Technologies, Inc.	5,100	208,488
*	Panacos Pharmaceuticals, Inc.	6,000	25,800
*	Par Pharmaceutical Companies, Inc.	21,100	512,308
*	Parexel International Corp.	10,500	357,105
*	Patterson Companies, Inc.	10,000	333,800
*	PDI, Inc.	4,600	46,460
*	PDL BioPharma, Inc.	13,272	253,362
*	Pediatric Services of America, Inc.	2,753	35,789
*	Pediatrix Medical Group, Inc.	14,329	775,199
* #	Penwest Pharmaceuticals Co.	1,840	24,343
	PerkinElmer, Inc.	45,733	1,083,872
	Perrigo Co.	35,164	587,239
	Pfizer, Inc.	522,572	13,043,397
	Pharmaceutical Products Development Service, Inc.	8,700	276,573
*	Pharmacopia Drug Discovery, Inc.	3,986	18,615
*	Pharmacyclics, Inc.	5,800	17,864
*	Pharmanet Development Group, Inc.	7,500	152,400
*	Pharmion Corp.	10,500	274,890
*	PhotoMedex, Inc.	900	1,053
	PolyMedica Corp.	3,900	161,460
*	Possis Medical, Inc.	7,076	86,823
*	Pozen, Inc.	4,100	64,493
*	PRA International	390	7,823
*	Progenics Pharmaceuticals, Inc.	3,400	94,350
*	Prospect Medical Holdings, Inc.	2,320	12,041
*	Providence Service Corp.	4,400	96,800
*	ProxyMed, Inc.	4,767	27,220
*	PSS World Medical, Inc.	19,400	402,356
	Psychemedics Corp.	610	10,224
* #	Psychiatric Solutions, Inc.	17,500	699,300
*	QuadraMed Corp.	11,390	35,878
#	Quest Diagnostics, Inc.	26,844	1,369,581
*	Questcor Pharmaceuticals, Inc.	1,200	1,500
*	Quidel Corp.	12,800	137,856
*	Quigley Corp.	2,992	20,495
*	Radiation Therapy Services, Inc.	3,268	98,628
*	RadNet, Inc.	600	3,600
*	Regeneration Technologies, Inc.	10,337	73,083
*	Regeneron Pharmaceuticals, Inc.	7,722	153,204
* #	RegeneRx Biopharmaceuticals, Inc.	1,200	2,556
*	RehabCare Group, Inc.	7,400	112,480
*	Renovis, Inc.	5,465	19,182
*	Repligen Corp.	10,228	31,707
*	Res-Care, Inc.	7,928	141,277
*	ResMed, Inc.	7,600	363,128
*	Respironics, Inc.	12,769	523,146
*	Retractable Technologies, Inc.	7,725	22,402
*	Rigel Pharmaceuticals, Inc.	10,300	107,841
*	Rochester Medical Corp.	1,956	30,846
*	Rotech Healthcare, Inc.	9,934	28,113
*	Salix Pharmaceuticals, Ltd.	16,500	234,465
* #	Sangamo BioSciences, Inc.	11,088	78,281
* #	Santarus, Inc.	9,650	63,786
*	Savient Pharmaceuticals, Inc.	18,204	246,482

38

* #	Schein (Henry), Inc.	15,594	$813,539
	Schering-Plough Corp.	40,748	956,763
*	SciClone Pharmaceuticals, Inc.	14,800	45,288
* #	Sciele Pharma, Inc.	15,300	351,900
* #	SCOLR Pharma, Inc.	4,500	15,435
*	Seattle Genetics, Inc.	15,500	120,900
*	Senomyx, Inc.	3,200	40,384
* #	Sepracor, Inc.	6,144	322,929
*	Sequenom, Inc.	9,700	40,643
*	SeraCare Life Sciences, Inc.	519	3,078
*	Sierra Health Services, Inc.	6,800	252,688
*	Signalife, Inc.	1,200	2,460
	Sirona Dental Systems, Inc.	14,421	536,750
*	Somanetics Corp.	4,946	101,393
*	Sonic Innovations, Inc.	9,707	69,308
*	SonoSite, Inc.	5,800	174,464
*	Sonus Pharmaceuticals, Inc.	200	1,074
	Span-American Medical System, Inc.	700	11,130
*	Spectranetics Corp.	10,800	113,508
*	Spectrum Pharmaceuticals, Inc.	8,700	51,939
*	SRI/Surgical Express, Inc.	1,402	7,108
*	St. Jude Medical, Inc.	11,900	471,835
*	Staar Surgical Co.	4,200	25,872
*	StemCells, Inc.	31,300	82,006
* #	Stereotaxis, Inc.	300	3,453
	Steris Corp.	24,572	636,415
*	Stratagene Corp.	9,238	78,985
*	Strategic Diagnostics, Inc.	7,529	32,601
	Stryker Corp.	10,710	664,234
*	Sun Healthcare Group, Inc.	3,700	48,655
* #	Sunrise Senior Living, Inc.	16,472	645,538
*	SuperGen, Inc.	22,200	106,116
* #	SurModics, Inc.	6,000	222,060
*	Symbion, Inc.	8,024	167,541
*	Symmetry Medical, Inc.	500	7,455
*	Synovis Life Technologies, Inc.	4,000	49,840
*	Tanox, Inc.	6,200	120,280
*	Techne Corp.	4,072	229,335
* #	Telik, Inc.	6,272	36,378
*	Tenet Healthcare Corp.	77,100	526,593
*	The Medicines Co.	8,293	223,662
*	Theragenics Corp.	11,165	53,704
*	Thermo Fisher Scientific, Inc.	20,800	941,616
*	Third Wave Technologies, Inc.	7,900	41,554
* #	Thoratec Corp.	18,630	366,079
*	Threshold Pharmaceuticals, Inc.	48	73
*	Titan Pharmaceuticals, Inc.	6,374	16,254
*	Triad Hospitals, Inc.	25,700	1,260,585
*	Trimeris, Inc.	3,500	40,005
*	Tripos, Inc.	700	420
*	TriZetto Group, Inc.	7,555	157,371
*	Tutogen Medical, Inc.	2,878	23,801
*	U.S. Physical Therapy, Inc.	3,700	49,987
*	United Surgical Partners International, Inc.	8,700	265,698
*	United Therapeutics Corp.	6,200	348,440

39

	UnitedHealth Group, Inc.	33,520	$1,749,744
	Universal Health Services, Inc.	18,816	1,088,694
*	Urologix, Inc.	4,300	13,803
	Utah Medical Products, Inc.	1,159	40,426
	Valeant Pharmaceuticals International	25,900	464,387
* #	Varian Medical Systems, Inc.	5,975	274,551
*	Varian, Inc.	11,112	604,826
*	Vascular Solutions, Inc.	2,000	20,320
*	VCA Antech, Inc.	8,200	301,022
*	Ventana Medical Systems, Inc.	4,800	193,200
* #	Vertex Pharmaceuticals, Inc.	6,400	196,416
*	ViaCell, Inc.	400	2,104
*	Viasys Healthcare, Inc.	13,416	414,957
*	Vical, Inc.	16,000	83,520
*	ViroPharma, Inc.	23,700	379,200
*	VistaCare, Inc.	5,544	52,224
*	Vital Images, Inc.	2,500	85,925
	Vital Signs, Inc.	5,171	273,442
*	Vivus, Inc.	8,400	33,180
*	Waters Corp.	5,900	320,134
*	Watson Pharmaceuticals, Inc.	39,901	1,051,790
*	WellCare Health Plans, Inc.	3,800	312,018
*	WellPoint, Inc.	70,651	5,608,983
	West Pharmaceutical Services, Inc.	9,663	437,347
*	Wright Medical Group, Inc.	11,888	265,697
	Wyeth	43,527	2,129,341
*	Xenoport, Inc.	5,500	141,790
	Young Innovations, Inc.	2,929	74,807
*	Zevex International, Inc.	1,450	18,676
*	Zila, Inc.	10,368	21,876
* #	Zimmer Holdings, Inc.	8,126	685,266
*	Zoll Medical Corp.	11,200	311,472
*	Zymogenetics, Inc.	14,000	210,000
Total Health Care			151,276,971

Industrials — (10.9%)
* #	3-D Systems Corp.	3,800	68,970
	3M Co.	20,200	1,496,416
	AAON, Inc.	4,517	125,437
* #	AAR Corp.	14,600	425,006
*	Ablest, Inc.	500	3,675
	ABM Industries, Inc.	19,200	505,152
*	ABX Air, Inc.	22,000	163,900
*	Acco Brands Corp.	20,700	450,846
*	Accuride Corp.	100	1,340
	Aceto Corp.	5,700	47,595
*	Active Power, Inc.	8,300	17,264
#	Actuant Corp.	9,963	520,069
#	Acuity Brands, Inc.	6,600	365,640
	Adesa, Inc.	26,644	732,710
	Administaff, Inc.	6,000	212,940
*	Aerosonic Corp.	1,200	9,180
*	AGCO Corp.	33,585	1,217,456
*	AirNet Systems, Inc.	600	1,950
*	Airtran Holdings, Inc.	15,800	164,636

40

	Alamo Group, Inc.	3,918	$94,345
*	Alaska Air Group, Inc.	16,200	664,200
	Albany International Corp. Class A	10,216	349,387
#	Alexander & Baldwin, Inc.	15,932	787,359
*	Alliant Techsystems, Inc.	4,800	415,440
*	Allied Defense Group, Inc.	1,244	15,003
*	Allied Waste Industries, Inc.	83,500	1,070,470
*	Amerco, Inc.	5,600	364,112
	American Ecology Corp.	2,300	43,355
*	American Reprographics Co.	300	9,933
* #	American Science & Engineering, Inc.	2,744	140,383
	American Standard Companies, Inc.	12,000	635,880
* #	American Superconductor Corp.	11,900	159,936
	American Woodmark Corp.	5,900	234,466
	Ameron International Corp.	3,544	261,831
#	Ametek, Inc.	26,950	921,690
	Ampco-Pittsburgh Corp.	3,628	91,970
* #	AMR Corp.	13,400	456,806
#	Amrep Corp.	2,320	209,705
	Angelica Corp.	3,140	86,319
*	APAC Customer Services, Inc.	15,910	76,209
	Apogee Enterprises, Inc.	10,670	223,857
	Applied Industrial Technologies, Inc.	3,600	86,364
	Applied Signal Technologies, Inc.	4,800	77,376
*	Argon ST, Inc.	6,118	148,239
	Arkansas Best Corp.	7,200	284,184
* #	Armor Holdings, Inc.	12,116	771,668
*	Arotech Corp.	4,656	15,411
*	Astec Industries, Inc.	7,194	276,681
*	Astronics Corp.	2,432	43,411
* #	ASV, Inc.	10,100	157,560
*	Atlas Air Worldwide Holding, Inc.	7,900	385,915
*	Avalon Holding Corp. Class A	600	4,590
	Avery Dennison Corp.	5,500	365,530
	Avis Budget Group, Inc.	37,137	987,473
*	Axsys Technologies, Inc.	4,176	70,908
*	AZZ, Inc.	2,167	87,763
	Badger Meter, Inc.	4,700	138,697
*	Baker (Michael) Corp.	3,500	84,350
	Baldor Electric Co.	11,969	435,672
*	Baldwin Technology Co., Inc. Class A	5,300	26,712
	Barnes Group, Inc.	20,500	457,765
	Barrett Business Services, Inc.	4,631	112,857
*	BE Aerospace, Inc.	20,100	606,819
*	Beacon Roofing Supply, Inc.	426	7,084
	Belden CDT, Inc.	16,550	767,423
*	Blount International, Inc.	13,550	160,025
	Boeing Co.	21,684	1,892,363
	Bowne & Co., Inc.	1,600	24,848
	Brady Co. Class A	22,576	739,138
#	Briggs & Stratton Corp.	18,675	546,057
*	BTU International, Inc.	2,998	29,860
	Bucyrus International, Inc.	300	15,285
*	Builders FirstSource, Inc.	13,000	234,260
	Burlington Northern Santa Fe Corp.	44,166	3,497,506

41

#	C&D Technologies, Inc.	8,300	$46,231
	C. H. Robinson Worldwide, Inc.	7,187	366,250
* #	Capstone Turbine Corp.	8,200	7,216
	Carlisle Companies, Inc.	8,400	731,976
	Cascade Corp.	4,700	266,349
*	Casella Waste Systems, Inc. Class A	7,391	87,288
	Caterpillar, Inc.	16,479	1,061,577
*	CBIZ, Inc.	23,858	162,712
	CDI Corp.	5,586	148,923
*	Celadon Group, Inc.	8,825	158,056
	Central Parking Corp.	600	13,314
*	Cenveo, Inc.	6,500	143,390
* #	Ceradyne, Inc.	4,200	216,720
	Champion Industries, Inc.	3,394	27,491
*	Channell Commercial Corp.	300	1,041
	Chase Corp.	1,886	55,731
	Chicago Rivet & Machine Co.	200	4,440
*	ChoicePoint, Inc.	13,900	540,432
	Cintas Corp.	27,934	1,127,975
	CIRCOR International, Inc.	700	24,122
	Clarcor, Inc.	19,700	610,503
*	Clean Harbors, Inc.	2,600	131,326
*	Columbus McKinnon Corp.	7,600	176,320
	Comfort Systems USA, Inc.	1,900	25,859
*	Commercial Vehicle Group, Inc.	8,600	166,754
*	Competitive Technologies, Inc.	2,100	5,670
*	Compudyne Corp.	3,533	24,908
	CompX International, Inc.	1,911	31,188
*	COMSYS IT Partners, Inc.	6,795	135,220
*	Consolidated Graphics, Inc.	4,900	349,174
*	Continental Airlines, Inc.	14,100	558,360
	Con-way, Inc.	7,800	382,980
*	Copart, Inc.	13,100	385,795
*	Cornell Companies, Inc.	600	12,312
	Corporate Executive Board Co.	2,500	194,525
*	Corrections Corporation of America	17,416	911,902
*	CoStar Group, Inc.	4,900	229,663
*	Covanta Holding Corp.	40,328	917,059
*	CPI Aerostructures, Inc.	1,600	10,496
*	CRA International, Inc.	4,700	243,413
	Crane Co.	22,740	866,167
*	Cross (A.T.) Co. Class A	4,083	36,339
	CSX Corp.	53,700	2,022,879
	Cubic Corp.	9,400	198,340
	Cummins, Inc.	8,861	1,193,399
	Curtiss-Wright Corp.	17,344	606,693
	Danaher Corp.	17,400	1,246,536
	Deere & Co.	12,600	1,366,092
	Deluxe Corp.	12,200	376,614
*	Devcon International Corp.	800	3,160
*	DHB Industries, Inc.	600	2,070
	Diamond Management & Technology Consultants, Inc.	8,600	129,774
*	Distributed Energy Systems Corp.	4,600	13,938
* #	Document Securities Systems, Inc.	1,728	19,526
*	Dollar Thrifty Automotive Group, Inc.	3,100	160,983

42

	Donaldson Co., Inc.	11,700	$419,562
#	Donnelley (R.R.) & Sons Co.	47,400	1,714,932
	Dover Corp.	35,825	1,712,077
	DRS Technologies, Inc.	14,824	785,524
*	Ducommun, Inc.	4,156	106,310
*	Dynamex, Inc.	3,900	93,444
	Eagle Bulk Shipping, Inc.	14,500	290,000
	Eastern Co.	2,009	49,020
	Eaton Corp.	26,025	2,108,285
	Ecology & Environment, Inc. Class A	670	7,939
#	EDO Corp.	8,500	204,340
*	EGL, Inc.	10,300	362,663
*	Electro Rent Corp.	10,382	157,910
*	EMCOR Group, Inc.	9,000	540,540
	Emerson Electric Co.	22,900	986,761
#	Encore Wire Corp.	7,387	191,767
* #	Energy Conversion Devices, Inc.	14,900	448,490
*	EnerSys	14,707	252,225
*	ENGlobal Corp.	5,200	31,616
	Ennis, Inc.	7,372	190,198
*	EnPro Industries, Inc.	7,772	295,258
*	Environmental Tectonics Corp.	1,572	5,565
	Equifax, Inc.	6,900	267,168
*	ESCO Technologies, Inc.	6,200	270,258
	Espey Manufacturing & Electronics Corp.	673	12,316
*	Esterline Technologies Corp.	8,879	363,329
* #	Evergreen Solar, Inc.	6,000	59,400
#	Expeditors International of Washington, Inc.	10,840	486,174
*	Exponent, Inc.	6,189	113,939
*	ExpressJet Holdings, Inc.	21,900	158,337
*	EXX, Inc. Class A	3,007	10,675
#	Fastenal Co.	9,100	320,957
	Federal Signal Corp.	18,772	282,519
	FedEx Corp.	17,400	1,986,732
*	Fiberstars, Inc.	3,514	27,761
*	First Advantage Corp.	4,129	102,771
*	First Consulting Group, Inc.	9,704	117,224
*	Flanders Corp.	6,165	48,149
	Florida East Coast Industries, Inc.	12,153	739,510
*	Flow International Corp.	4,786	58,006
*	Flowserve Corp.	15,658	812,963
	Fluor Corp.	5,400	456,138
*	Fortune Industries, Inc.	2,100	8,190
	Forward Air Corp.	3,900	127,218
*	Foster (L.B.) Co. Class A	4,285	84,629
	Franklin Electric Co., Inc.	6,755	327,347
* #	Frontier Airlines Holdings, Inc.	1,900	12,749
	Frozen Food Express Industries, Inc.	2,400	20,112
*	FTI Consulting, Inc.	15,100	506,907
* #	FuelCell Energy, Inc.	14,800	102,120
	G & K Services, Inc. Class A	7,200	270,648
*	Gardner Denver Machinery, Inc.	17,874	605,392
	GATX Corp.	18,845	869,885
*	Gehl Co.	4,500	114,120
*	Gencorp, Inc.	18,200	252,798

43

* #	General Cable Corp.	7,000	$349,650
	General Dynamics Corp.	22,900	1,750,934
	General Electric Co.	600,136	20,956,749
*	Genesee & Wyoming, Inc.	16,028	416,087
*	Genlyte Group, Inc.	7,300	506,547
*	Global Power Equipment Group, Inc.	500	635
	Goodrich (B.F.) Co.	21,728	1,065,758
	Gorman-Rupp Co.	5,065	145,872
*	GP Strategies Corp.	5,680	50,893
	Graco, Inc.	5,387	218,227
*	Graftech International, Ltd.	24,900	196,710
	Graham Corp.	800	12,080
	Granite Construction, Inc.	11,400	665,532
#	Greenbrier Companies, Inc.	6,400	182,464
*	Griffon Corp.	8,500	199,665
	Hardinge, Inc.	3,434	76,922
	Harland (John H.) Co.	6,000	303,000
	Harsco Corp.	12,061	1,034,834
*	Hawaiian Holdings, Inc.	8,780	40,476
	Healthcare Services Group, Inc.	9,200	257,968
	Heartland Express, Inc.	35,696	589,341
	Heico Corp.	3,853	141,598
	Heico Corp. Class A	5,264	168,290
*	Heidrick & Struggles International, Inc.	6,000	274,980
*	Henry Bros. Electronics, Inc.	1,084	5,474
*	Herley Industries, Inc.	2,800	43,036
	Herman Miller, Inc.	6,088	234,205
* #	Hexcel Corp.	15,586	281,483
*	Hill International, Inc.	6,570	50,392
	Hi-Shear Technology Corp.	1,400	15,820
	HNI Corp.	4,400	220,000
	Honeywell International, Inc.	44,100	2,048,004
*	Hub Group, Inc. Class A	11,604	367,499
	Hubbell, Inc. Class A	1,985	93,613
	Hubbell, Inc. Class B	15,051	726,963
*	Hudson Highland Group, Inc.	9,314	151,632
#	Hunt (J.B.) Transport Services, Inc.	28,700	762,272
*	Hurco Companies, Inc.	2,300	88,964
*	Huttig Building Products, Inc.	4,534	27,793
*	ICT Group, Inc.	5,900	159,654
	IDEX Corp.	15,381	799,966
*	IHS, Inc.	11,315	424,878
*	II-VI, Inc.	7,700	238,084
	IKON Office Solutions, Inc.	51,000	712,980
	Illinois Tool Works, Inc.	31,400	1,623,380
*	Industrial Distribution Group, Inc.	300	3,876
*	Infrasource Services, Inc.	13,575	332,859
*	Innotrac Corp.	3,300	6,996
*	Innovative Solutions & Support, Inc.	6,200	129,518
*	Insituform Technologies, Inc. Class A	10,800	273,672
* #	Integrated Alarm Services Group, Inc.	7,395	28,619
*	Integrated Electrical Services, Inc.	5,782	135,588
*	Interline Brands, Inc.	100	2,116
	International Aluminum Corp.	1,185	62,070
*	International Shipholding Corp.	2,445	43,521

44

	Interpool, Inc.	10,004	$244,098
*	Intersections, Inc.	6,864	79,005
* #	Ionatron, Inc.	4,600	24,242
#	ITT Industries, Inc.	34,216	2,026,272
*	Jacobs Engineering Group, Inc.	7,106	641,956
* #	JetBlue Airways Corp.	50,250	618,577
	Joy Global, Inc.	6,398	283,687
*	K&F Industries Holdings, Inc.	15,600	383,604
*	Kadant, Inc.	600	14,064
	Kaman Corp. Class A	7,128	162,590
*	Kansas City Southern	29,544	946,590
#	Kaydon Corp.	10,207	442,678
	Kelly Services, Inc. Class A	11,516	354,347
	Kelly Services, Inc. Class B	932	29,367
*	Kenexa Corp.	4,900	165,081
	Kennametal, Inc.	14,107	863,348
*	Key Technology, Inc.	1,828	30,564
*	Kforce, Inc.	11,734	159,582
*	Kirby Corp.	18,500	675,990
#	Knight Transportation, Inc.	26,900	502,492
	Knoll, Inc.	200	4,630
* #	Korn/Ferry International	15,269	352,409
*	K-Tron International, Inc.	914	66,073
	L-3 Communications Holdings, Inc.	20,595	1,793,824
*	LaBarge, Inc.	6,227	81,574
*	Labor Ready, Inc.	12,984	238,516
*	Ladish Co., Inc.	7,400	309,320
	Laidlaw International, Inc.	27,244	931,200
	Landstar Systems, Inc.	5,300	236,857
	Lawson Products, Inc.	2,956	115,846
*	Layne Christensen Co.	6,200	198,648
*	Learning Tree International, Inc.	6,792	76,274
*	LECG Corp.	8,700	116,928
	Lennox International, Inc.	18,500	634,920
*	LGL Group, Inc.	400	2,960
	Lincoln Electric Holdings, Inc.	9,600	599,040
	Lindsay Corp.	4,400	151,096
*	LMI Aerospace, Inc.	3,487	62,731
	Lockheed Martin Corp.	11,700	1,138,176
	LSI Industries, Inc.	8,700	143,637
*	Lydall, Inc.	900	12,879
*	M&F Worldwide Corp.	6,400	248,000
*	Mac-Gray Corp.	4,443	61,225
*	Magnetek, Inc.	11,075	58,033
*	MAIR Holdings, Inc.	400	2,720
	Manpower, Inc.	14,818	1,100,977
*	Marten Transport, Ltd.	5,450	90,960
	Masco Corp.	68,688	2,050,337
	McGrath Rentcorp.	9,811	292,073
*	Media Sciences International, Inc.	1,600	9,104
* #	Medialink Worldwide, Inc.	1,766	10,349
* #	Medis Technologies, Ltd.	4,000	68,720
*	Merrimac Industries, Inc.	873	7,874
*	Mesa Air Group, Inc.	13,587	103,397
	Met-Pro Corp.	4,576	71,111

45

*	MFRI, Inc.	2,301	$42,914
* #	Microvision, Inc.	5,800	19,836
*	Middleby Corp.	900	99,252
*	Midwest Air Group, Inc.	1,800	23,400
*	Miller Industries, Inc.	4,518	102,333
	Mine Safety Appliances Co.	13,280	539,832
*	Misonix, Inc.	2,541	13,848
*	Mobile Mini, Inc.	14,000	377,020
*	Modtech Holdings, Inc.	6,000	23,340
*	Monster Worldwide, Inc.	7,400	368,964
*	Moog, Inc. Class A	15,300	583,083
*	Moog, Inc. Class B	1,800	68,688
	MSC Industrial Direct Co., Inc. Class A	3,900	168,246
*	MTC Technologies, Inc.	4,764	100,568
	Mueller Industries, Inc.	11,516	343,177
*	Mueller Water Products, Inc. Class B	10,245	152,036
	Multi-Color Corp.	2,652	92,608
	NACCO Industries, Inc. Class A	2,276	292,307
*	Nashua Corp.	1,703	15,225
*	National Technical Systems, Inc.	3,263	19,154
*	Navigant Consulting, Inc.	23,424	453,723
*	Navistar International Corp.	14,000	567,700
* #	NCI Building Systems, Inc.	7,900	441,136
	Nordson Corp.	8,600	419,508
	Norfolk Southern Corp.	48,758	2,311,129
*	North America Galvanizing & Coatings, Inc.	1,890	9,015
	Northrop Grumman Corp.	43,600	3,132,660
*	NuCo2, Inc.	5,900	144,786
*	Odyssey Marine Exploration, Inc.	6,426	18,443
*	Old Dominion Freight Line, Inc.	12,750	396,653
	Omega Flex, Inc.	1,700	38,250
*	On Assignment, Inc.	10,300	126,278
*	Orbital Sciences Corp.	20,775	411,137
#	Oshkosh Truck Corp. Class B	17,900	960,335
*	P.A.M. Transportation Services, Inc.	3,286	75,249
#	Paccar, Inc.	9,216	640,420
	Pall Corp.	10,300	356,174
*	Paragon Technologies, Inc.	900	5,319
	Parker Hannifin Corp.	20,705	1,705,885
*	Park-Ohio Holdings Corp.	3,140	57,274
*	Patrick Industries, Inc.	1,335	15,332
*	Patriot Transportation Holding, Inc.	1,168	99,572
*	Peerless Manufacturing Co.	929	25,102
*	Pemco Aviation Group, Inc.	1,411	10,681
	Pentair, Inc.	37,081	1,157,669
*	Perini Corp.	6,988	253,595
*	PHH Corp.	20,298	574,230
*	Pinnacle Airlines Corp.	6,600	118,470
#	Pitney Bowes, Inc.	13,144	627,100
*	Plug Power, Inc.	32,200	112,056
*	Powell Industries, Inc.	3,500	105,560
*	Power-One, Inc.	29,575	182,182
	Precision Castparts Corp.	6,926	630,058
	Preformed Line Products Co.	1,688	56,430
	Providence & Worcester Railroad Co.	1,170	20,300

46

#	PW Eagle, Inc.	4,100	$136,202
*	Quality Distribution, Inc.	3,500	30,100
* #	Quanta Services, Inc.	23,400	542,646
	Quixote Corp.	2,895	59,174
	Raven Industries, Inc.	2,500	72,275
	Raytheon Co.	55,644	2,979,736
*	RCM Technologies, Inc.	4,144	28,138
	Regal-Beloit Corp.	12,200	551,928
*	Republic Airways Holdings, Inc.	16,085	318,805
	Republic Services, Inc.	22,751	957,135
*	Resources Connection, Inc.	13,573	439,222
	Robbins & Myers, Inc.	6,900	270,273
#	Robert Half International, Inc.	10,100	394,607
	Rockwell Automation, Inc.	8,800	546,392
	Rockwell Collins, Inc.	10,100	661,348
	Rollins, Inc.	11,278	259,394
#	Roper Industries, Inc.	15,220	808,486
*	Rush Enterprises, Inc. Class A	6,872	127,613
*	Rush Enterprises, Inc. Class B	2,800	49,728
	Ryder System, Inc.	22,355	1,149,941
*	Saia, Inc.	700	19,068
	Schawk, Inc.	10,272	180,274
*	School Specialty, Inc.	7,961	297,025
*	Sequa Corp. Class A	3,300	404,580
*	Sequa Corp. Class B	1,052	129,091
	Servidyne, Inc.	610	2,891
*	Servotronics, Inc.	300	2,652
*	Shaw Group, Inc.	30,067	925,462
*	SIFCO Industries, Inc.	1,335	11,147
	Simpson Manufacturing Co., Inc.	16,524	548,927
*	Sirva, Inc.	16,800	61,656
	Skywest, Inc.	24,204	618,412
*	SL Industries, Inc.	1,794	23,412
	Smith (A.O.) Corp.	6,500	251,355
	Southwest Airlines Co.	155,707	2,355,847
*	Sparton Corp.	3,186	25,615
*	Spherion Corp.	2,900	25,723
*	Spherix, Inc.	1,249	2,311
*	Spire Corp.	1,819	19,190
	SPX Corp.	14,044	981,676
*	Standard Parking Corp.	1,457	49,523
	Standard Register Co.	9,400	123,234
	Standex International Corp.	5,000	140,800
*	Stantec, Inc.	80	2,006
	Starrett (L.S.) Co. Class A	1,803	32,634
	Steelcase, Inc. Class A	28,560	554,635
*	Stericycle, Inc.	5,270	410,059
*	Sterling Construction Co., Inc.	3,400	63,988
*	Strategic Distribution, Inc.	759	7,601
	Sun Hydraulics, Inc.	4,241	93,260
*	Superior Essex, Inc.	7,187	228,618
	Supreme Industries, Inc.	3,259	20,792
* #	Swift Transportation Co., Inc.	19,075	587,319
	Synagro Techonologies, Inc.	27,701	158,173
	Sypris Solutions, Inc.	830	5,055

47

*	SYS	4,800	$11,280
*	Target Logistics, Inc.	5,500	13,200
* #	Taser International, Inc.	7,900	62,726
	TB Wood’s Corp.	1,416	34,834
*	Team, Inc.	2,744	93,735
	Tech/Ops Sevcon, Inc.	844	5,697
	Technology Research Corp.	2,225	11,125
*	Tecumseh Products Co. Class A	5,400	91,908
*	Tecumseh Products Co. Class B	1,998	33,766
*	Teledyne Technologies, Inc.	11,800	448,990
#	Teleflex, Inc.	14,533	972,548
*	TeleTech Holdings, Inc.	13,560	426,869
	Tennant Co.	7,100	218,538
*	Terex Corp.	8,500	559,640
*	Tetra Tech, Inc.	20,977	374,020
	Textron, Inc.	7,400	682,946
* #	The Advisory Board Co.	3,100	161,231
	The Brink’s Co.	7,500	444,225
*	The Dun & Bradstreet Corp.	3,516	310,392
*	The Geo Group, Inc.	6,600	308,814
*	The Lamson & Sessions Co.	5,900	177,767
	The Manitowoc Co., Inc.	6,700	393,290
*	Thomas & Betts Corp.	11,900	604,758
	Timken Co.	28,144	804,356
#	Titan International, Inc.	8,000	195,520
	Todd Shipyards Corp.	1,148	22,994
	Toro Co.	8,132	427,337
*	TRC Companies, Inc.	5,822	58,919
	Tredegar Industries, Inc.	10,900	243,179
* #	Trex Co., Inc.	4,200	102,564
	Trinity Industries, Inc.	27,783	1,162,719
	Triumph Group, Inc.	5,800	310,938
* #	TRM Corp.	7,300	21,389
*	Tufco Technologies, Inc.	1,312	9,971
* #	TurboChef Technologies, Inc.	2,600	39,026
	Twin Disc, Inc.	2,258	96,981
*	U.S. Home Systems, Inc.	3,000	38,130
*	U.S. Xpress Enterprises, Inc. Class A	3,927	75,752
* #	UAL Corp.	25,900	1,035,741
	UAP Holding Corp.	8,091	205,269
*	Ultralife Batteries, Inc.	4,472	40,248
	Union Pacific Corp.	34,000	3,353,420
	United Industrial Corp.	1,700	91,715
	United Parcel Service, Inc.	18,000	1,263,420
*	United Rentals, Inc.	27,979	799,640
*	United Stationers, Inc.	11,900	654,500
	United Technologies Corp.	31,524	2,068,920
	Universal Forest Products, Inc.	8,400	435,372
*	Universal Security Instruments, Inc.	824	23,731
*	UQM Technologies, Inc.	3,044	14,002
*	URS Corp.	17,944	745,932
*	US Airways Group, Inc.	5,368	280,693
*	USA Truck, Inc.	400	6,492
* #	USG Corp.	15,669	849,103
	Valmont Industries, Inc.	8,400	476,448

48

*	Valpey Fisher Corp.	700	$2,646
*	Versar, Inc.	2,300	11,385
	Viad Corp.	8,500	316,880
	Vicor Corp.	6,157	57,506
*	Volt Information Sciences, Inc.	7,650	261,554
	VSE Corp.	1,039	43,638
#	W.W. Grainger, Inc.	15,041	1,160,413
	Wabash National Corp.	12,137	195,527
	Wabtec Corp.	13,330	429,226
	Walter Industries, Inc.	18,000	448,740
*	Washington Group International, Inc.	11,800	691,716
* #	Waste Connections, Inc.	16,961	750,015
	Waste Industries USA, Inc.	5,645	143,214
	Waste Management, Inc.	30,288	1,031,306
	Watsco, Inc. Class A	9,300	468,441
	Watsco, Inc. Class B	796	39,959
	Watson Wyatt & Co. Holdings	14,400	692,208
#	Watts Water Technologies, Inc.	12,000	451,920
	Werner Enterprises, Inc.	28,833	555,900
*	WESCO International, Inc.	7,100	473,783
*	Westaff, Inc.	6,480	35,510
*	Willis Lease Finance Corp.	3,953	41,507
*	Wolverine Tube, Inc.	4,708	10,734
	Woodward Governor Co.	11,800	491,588
*	World Air Holdings, Inc.	592	6,009
*	Xanser Corp.	11,292	60,412
*	Xenonics Holdings, Inc.	4,100	10,865
* #	YRC Worldwide, Inc.	22,300	969,604
Total Industrials			198,762,683

Information Technology — (11.3%)
*	24/7 Real Media, Inc.	16,200	156,168
*	3Com Corp.	107,119	414,551
*	Acacia Research-Acacia Technologies	6,100	84,241
* #	Access Integrated Technologies, Inc.	4,767	31,701
*	Actel Corp.	9,372	156,887
*	ActivIdentity Corp.	19,500	101,595
* #	Activision, Inc.	21,400	357,808
*	Actuate Corp.	19,157	101,532
	Acxiom Corp.	20,800	444,288
*	Adaptec, Inc.	42,663	155,720
*	ADC Telecommunications, Inc.	41,800	686,356
*	ADDvantage Technologies Group, Inc.	1,500	5,325
*	Adept Technology, Inc.	764	5,478
*	Adobe Systems, Inc.	17,649	692,723
	Adtran, Inc.	20,310	467,739
*	Advanced Energy Industries, Inc.	14,928	300,650
* #	Advanced Micro Devices, Inc.	36,136	544,208
* #	Advanced Photonix, Inc.	115	236
*	Advent Software, Inc.	4,800	173,760
*	Aehr Test Systems	1,500	8,865
*	Aeroflex, Inc.	29,185	333,585
*	Aetrium, Inc.	2,997	11,419
*	Affiliated Computer Services, Inc. Class A	15,716	816,761
* #	Agere Systems, Inc. Class A	11,256	246,619

49

*	Agile Software Corp.	15,336	$98,304
*	Agilent Technologies, Inc.	22,055	699,585
	Agilysys, Inc.	1,400	29,400
*	Airspan Networks, Inc.	16,700	75,818
* #	Akamai Technologies, Inc.	9,500	489,915
#	Alcatel-Lucent SA Sponsored ADR	2,049	26,289
* #	Alliance Data Systems Corp.	4,800	286,800
*	Alliance Semiconductor Corp.	4,245	18,593
*	Altera Corp.	21,804	460,282
*	Altiris, Inc.	10,100	328,654
	American Software, Inc. Class A	8,517	62,600
*	American Technical Ceramics Corp.	3,644	50,797
*	AMIS Holdings, Inc.	31,706	359,229
* #	Amkor Technology, Inc.	33,988	391,882
*	Ampex Corp. Class A	627	10,828
#	Amphenol Corp.	5,300	342,062
*	Amtech Systems, Inc.	596	4,196
* #	Anadigics, Inc.	23,900	291,819
*	Analex Corp.	4,450	16,243
	Analog Devices, Inc.	51,300	1,859,625
*	Analysts International Corp.	1,100	1,881
*	Anaren, Inc.	5,160	86,017
*	Andrew Corp.	27,614	293,261
* #	Anixter International, Inc.	13,800	855,600
*	Ansoft Corp.	3,800	117,762
*	Answerthink, Inc.	16,720	54,006
*	Ansys, Inc.	11,400	581,628
*	APA Enterprises, Inc.	900	1,179
*	Apple Computer, Inc.	21,414	1,811,839
*	Applied Innovation, Inc.	3,198	10,681
#	Applied Materials, Inc.	48,700	904,359
*	Applied Micro Circuits Corp.	85,492	330,854
*	Aptimus, Inc.	1,763	7,898
*	aQuantive, Inc.	19,600	496,664
*	Ariba, Inc.	30,115	280,371
*	Arris Group, Inc.	35,873	471,371
*	Arrow Electronics, Inc.	28,506	1,092,350
*	Art Technology Group, Inc.	30,300	65,751
*	Ascendia Brands, Inc.	700	1,288
*	Aspen Technology, Inc.	13,300	159,600
	Astro-Med, Inc.	2,352	25,472
*	Asyst Technologies, Inc.	18,100	127,786
*	Atari, Inc.	3,229	16,500
*	Atheros Communications	12,785	323,077
*	Atmel Corp.	103,584	573,855
*	ATMI, Inc.	12,716	422,680
*	Authentidate Holding Corp.	2,600	4,160
*	Autobytel, Inc.	19,300	75,270
*	Autodesk, Inc.	14,000	576,100
	Automatic Data Processing, Inc.	17,216	857,185
* #	Avanex Corp.	4,500	8,415
*	Avaya, Inc.	76,790	942,981
*	Avici Systems, Inc.	4,400	38,588
* #	Avid Technology, Inc.	14,872	496,725
*	Aviza Technology, Inc.	6,654	48,641

50

*	Avnet, Inc.	25,900	$947,163
*	Avocent Corp.	19,972	635,709
	AVX Corp.	59,491	909,022
*	Aware, Inc.	8,765	48,120
*	Axcelis Technologies, Inc.	53,600	390,208
*	Axesstel, Inc.	300	621
*	AXS-One, Inc.	2,100	1,533
*	AXT, Inc.	11,951	58,679
* #	Bankrate, Inc.	10,200	414,018
*	BEA Systems, Inc.	20,400	243,372
* #	BearingPoint, Inc.	48,000	384,000
	Bel Fuse, Inc. Class A	949	27,796
	Bel Fuse, Inc. Class B	3,244	103,127
*	Bell Microproducts, Inc.	6,025	41,271
*	Benchmark Electronics, Inc.	23,596	506,842
*	BISYS Group, Inc.	39,800	522,972
	Black Box Corp.	6,424	243,341
* #	Blackboard, Inc.	3,800	126,768
*	Blue Coat Systems, Inc.	5,072	163,978
*	BMC Software, Inc.	12,372	381,800
*	Bookham, Inc.	22,000	57,640
*	Borland Software Corp.	28,602	148,444
*	Bottomline Technologies, Inc.	8,047	98,495
*	Brightpoint, Inc.	7,410	89,439
* #	Broadcom Corp.	15,483	527,815
*	Brocade Communications Systems, Inc.	71,525	644,440
*	Brooks Automation, Inc.	26,644	413,781
*	BSQUARE Corp.	2,081	8,886
#	CA, Inc.	60,700	1,581,235
* #	Cabot Microelectronics Corp.	9,400	307,662
*	CACI International, Inc. Class A	11,100	516,150
*	Cadence Design Systems, Inc.	47,212	941,407
*	CalAmp Corp.	10,100	89,789
*	California Micro Devices Corp.	8,929	45,716
*	CallWave, Inc.	5,601	16,299
	CAM Commerce Solutions, Inc.	1,100	27,335
*	Captaris, Inc.	10,171	63,162
*	Carreker Corp.	7,400	59,052
*	Carrier Access Corp.	11,100	54,945
*	Cascade Microtech, Inc.	200	2,790
	Cass Information Systems, Inc.	3,233	109,017
*	Catalyst Semiconductor, Inc.	5,038	16,827
*	Catapult Communications Corp.	5,646	57,307
*	C-COR, Inc.	17,555	239,626
	CDW Corp.	5,300	329,024
*	Centillium Communications, Inc.	2,100	4,074
*	Ceridian Corp.	20,636	673,146
*	CEVA, Inc.	6,712	48,528
* #	CheckFree Corp.	26,326	998,282
*	Checkpoint Systems, Inc.	6,700	131,052
*	Cherokee International Corp.	5,470	25,654
*	Chordiant Software, Inc.	10,760	98,454
*	Ciber, Inc.	2,400	16,872
* #	Ciena Corp.	14,786	465,315
*	Ciprico, Inc.	900	6,651

51

*	Cirrus Logic, Inc.	31,814	$275,827
*	Cisco Sytems, Inc.	151,808	3,937,900
* #	Citrix Systems, Inc.	12,087	389,201
*	CNET Networks, Inc.	29,200	256,376
	Cognex Corp.	13,900	304,827
*	Cognizant Technology Solutions Corp.	8,159	735,942
*	Coherent, Inc.	9,844	295,911
	Cohu, Inc.	8,023	149,549
*	Color Kinetics, Inc.	400	7,320
*	Comarco, Inc.	1,442	11,550
*	CommScope, Inc.	20,287	780,441
	Communications Systems, Inc.	1,886	20,086
*	Computer Horizons Corp.	10,387	48,507
*	Computer Sciences Corp.	42,310	2,239,468
*	Computer Task Group, Inc.	2,999	14,035
*	Compuware Corp.	125,476	1,148,105
*	Comtech Telecommunications Corp.	8,312	285,517
*	Comverse Technology, Inc.	19,632	431,511
*	Concur Technologies, Inc.	6,800	109,956
*	Concurrent Computer Corp.	3,600	5,688
*	Conexant Systems, Inc.	190,800	379,692
*	Convera Corp.	10,100	30,906
*	Convergys Corp.	51,244	1,317,996
*	Corillian Corp.	16,700	83,500
*	Corning, Inc.	44,875	925,771
*	Covansys Corp.	10,300	253,998
*	CPI International, Inc.	3,500	61,355
*	Credence Systems Corp.	38,500	174,790
* #	Cree, Inc.	15,387	270,811
*	CSG Systems International, Inc.	13,200	325,512
*	CSP, Inc.	900	8,100
	CTS Corp.	1,700	23,035
*	CVD Equipment Corp.	1,464	8,564
*	Cyberoptics Corp.	3,625	49,663
*	Cybersource Corp.	5,700	69,654
*	Cymer, Inc.	14,600	606,776
*	Cypress Semiconductor Corp.	34,900	663,100
#	Daktronics, Inc.	6,500	173,355
*	Datalink Corp.	3,700	32,579
	Dataram Corp.	3,088	13,896
* #	Dell, Inc.	43,800	1,000,830
*	Delphax Technologies, Inc.	400	508
	Diebold, Inc.	19,224	910,641
*	Digi International, Inc.	9,788	130,866
*	Digimarc Corp.	8,775	95,297
*	Digital Angel Corp.	15,300	38,097
*	Digital River, Inc.	6,700	371,113
*	Diodes, Inc.	5,637	211,613
*	Ditech Networks, Inc.	10,875	84,281
*	Dot Hill Systems Corp.	14,300	49,621
*	DSP Group, Inc.	10,600	218,254
*	DST Systems, Inc.	4,000	281,680
*	DTS, Inc.	6,185	149,615
*	Dycom Industries, Inc.	15,972	399,300
*	Dynamics Research Corp.	800	8,072

52

*	EarthLink, Inc.	73,300	$521,896
* #	eBay, Inc.	42,656	1,367,551
*	Echelon Corp.	14,971	142,075
*	eCollege.com, Inc.	8,100	140,778
*	EDGAR Online, Inc.	3,500	11,305
*	Edgewater Technology, Inc.	4,427	34,442
*	EFJ, Inc.	8,708	55,035
*	eFunds Corp.	18,400	462,024
*	Electro Scientific Industries, Inc.	10,274	221,096
* #	Electroglas, Inc.	8,614	20,587
* #	Electronic Arts, Inc.	9,352	471,528
	Electronic Data Systems Corp.	60,635	1,698,993
*	Electronics for Imaging, Inc.	22,272	508,247
*	eLoyalty Corp.	1,176	23,955
*	Embarcadero Technologies, Inc.	3,392	20,827
*	EMC Corp.	124,500	1,736,775
* #	EMCORE Corp.	13,800	61,824
*	EMS Technologies, Inc.	6,200	124,186
*	Emulex Corp.	31,261	559,572
*	Endwave Corp.	4,944	62,146
*	Entegris, Inc.	48,338	538,485
*	Entrust, Inc.	23,648	102,396
*	Epicor Software Corp.	16,639	223,961
*	EPIQ Systems, Inc.	6,900	122,337
*	ePlus, Inc.	2,931	31,479
*	Equinix, Inc.	4,000	330,680
*	eSpeed, Inc.	10,500	89,355
* #	Euronet Worldwide, Inc.	10,559	288,577
*	Evans & Sutherland Computer Corp.	1,668	5,004
*	Exar Corp.	800	10,760
*	Excel Technology, Inc.	973	25,989
*	Extreme Networks, Inc.	45,638	201,264
*	F5 Networks, Inc.	4,000	290,480
	Factset Research Systems, Inc.	4,844	294,806
	Fair Isaac Corp.	16,971	662,378
*	Fairchild Semiconductor Corp. Class A	45,606	853,288
*	FalconStor Software, Inc.	7,917	79,566
*	Faro Technologies, Inc.	5,200	140,348
*	FEI Co.	11,272	369,722
	Fidelity National Information Services, Inc.	34,735	1,596,073
* #	Finisar Corp.	51,700	164,923
	First Data Corp.	95,972	2,450,165
*	Fiserv, Inc.	11,976	634,249
* #	Flextronics International, Ltd.	3,052	33,358
*	Flir Systems, Inc.	10,000	347,600
*	FormFactor, Inc.	8,200	350,550
*	Forrester Research, Inc.	7,900	211,957
*	Foundry Networks, Inc.	40,100	585,460
	Frequency Electronics, Inc.	2,770	31,163
*	FSI International, Inc.	9,520	48,742
*	Gartner Group, Inc.	11,200	236,992
*	Gateway, Inc.	9,200	19,044
*	Genesis Microchip, Inc.	14,100	112,095
*	Gerber Scientific, Inc.	6,900	72,726
	Gevity HR, Inc.	8,500	169,320

53

*	Glenayre Technologies, Inc.	23,773	$62,285
*	Global Imaging Systems, Inc.	18,500	371,295
	Global Payments, Inc.	9,600	369,312
*	Globecomm Systems, Inc.	6,600	73,458
* #	GlobeTel Communications Corp.	4,997	1,749
*	Globix Corp.	19,784	92,985
*	Google, Inc.	300	134,835
*	Greenfield Online, Inc.	9,400	140,154
*	GSE Systems, Inc.	1,984	14,245
*	GTSI Corp.	3,616	36,847
*	Harmonic, Inc.	22,500	198,225
#	Harris Corp.	8,500	417,180
*	Harris Stratex Networks, Inc. Class A	2,425	49,470
*	Hauppauge Digital, Inc.	6,000	42,060
#	Heartland Payment Systems, Inc.	6,018	149,969
*	HEI, Inc.	1,300	1,664
	Henry Jack & Associates, Inc.	23,100	541,926
*	Hewitt Associates, Inc. Class A	300	9,006
	Hewlett-Packard Co.	153,814	6,057,195
*	hi/fn, Inc.	4,393	24,030
*	Hittite Microwave Corp.	3,600	150,984
*	Hutchinson Technology, Inc.	12,800	289,536
*	Hypercom Corp.	14,844	84,165
*	Hyperion Solutions Corp.	7,950	340,578
* #	I.D. Systems, Inc.	3,300	49,962
* #	i2 Technologies, Inc.	8,800	209,528
*	iBasis, Inc.	4,800	48,480
*	Ibis Technology Corp.	900	1,233
*	iGATE Capital Corp.	19,206	130,025
*	ImageWare Systems, Inc.	1,100	2,299
	Imation Corp.	13,184	548,586
*	Immersion Corp.	6,800	49,640
* #	Infocrossing, Inc.	7,900	123,477
*	InFocus Corp.	9,696	26,470
*	Informatica Corp.	10,400	134,784
*	Inforte Corp.	1,616	5,688
*	InfoSpace, Inc.	11,500	262,200
*	Ingram Micro, Inc.	60,104	1,167,821
*	Innodata Isogen, Inc.	9,831	25,069
*	Innovex, Inc.	1,300	2,470
*	Insight Enterprises, Inc.	18,122	350,117
*	InsWeb Corp.	100	339
	Integral Systems, Inc.	4,300	106,511
*	Integrated Device Technology, Inc.	67,017	1,087,016
*	Integrated Silicon Solution, Inc.	16,017	96,583
	Intel Corp.	193,492	3,840,816
*	Intelli-Check, Inc.	1,400	10,220
*	Intelligent Systems Corp.	100	373
*	Interactive Intelligence, Inc.	2,900	42,891
*	Interdigital Communications Corp.	7,771	269,809
*	Interlink Electronics, Inc.	300	818
* #	Intermec, Inc.	21,144	473,626
*	Internap Network Services Corp.	8,300	156,206
	International Business Machines Corp.	43,244	4,022,124
*	International Rectifier Corp.	26,871	1,153,303

54

*	Internet Capital Group, Inc.	13,412	$153,433
*	Interphase Corp.	2,872	32,396
	Intersil Corp.	46,600	1,232,570
	Inter-Tel, Inc.	2,300	53,222
*	Intervoice, Inc.	15,783	101,327
*	Interwoven, Inc.	16,744	254,844
*	Intest Corp.	3,500	14,490
*	Intevac, Inc.	10,400	283,608
*	IntriCon Corp.	1,450	8,410
*	Intuit, Inc.	18,788	554,434
*	INX, Inc.	461	4,389
*	Iomega Corp.	18,991	64,190
* #	iPass, Inc.	396	2,020
* #	Iron Mountain, Inc.	33,806	941,497
*	Iteris, Inc.	11,564	30,298
* #	Itron, Inc.	6,200	400,644
*	Ixia	18,754	206,669
*	IXYS Corp.	9,973	103,221
*	j2 Global Communications, Inc.	6,988	167,992
	Jabil Circuit, Inc.	16,900	451,568
*	Jaco Electronics, Inc.	1,000	3,780
*	JDA Software Group, Inc.	1,400	20,804
* #	JDS Uniphase Corp.	73,425	1,190,219
*	Juniper Networks, Inc.	132,158	2,499,108
* #	Jupitermedia Corp.	5,000	42,800
*	Keane, Inc.	21,600	296,352
	Keithley Instruments, Inc.	5,100	77,265
*	Kemet Corp.	4,300	33,540
*	Key Tronic Corp.	3,252	13,268
*	Keynote Systems, Inc.	8,146	106,794
*	Kintera, Inc.	1,500	2,265
#	KLA-Tencor Corp.	33,912	1,754,607
*	Komag, Inc.	10,451	355,229
*	Kopin Corp.	16,400	59,204
*	Kronos, Inc.	10,800	426,600
*	Kulicke & Soffa Industries, Inc.	18,200	172,900
*	KVH Industries, Inc.	4,892	49,116
* #	L-1 Identity Solutions, Inc.	26,235	416,874
*	Lam Research Corp.	7,400	330,484
* #	LaserCard Corp.	2,228	28,051
*	Lattice Semiconductor Corp.	41,800	257,488
* #	Lawson Software, Inc.	73,796	584,464
*	LeCroy Corp.	4,100	37,269
*	Lexmark International, Inc.	5,900	357,304
*	Lightbridge, Inc.	9,647	155,703
	Linear Technology Corp.	18,572	616,405
*	Lionbridge Technologies, Inc.	18,606	99,914
*	Littlefuse, Inc.	5,800	213,614
*	LogicVision, Inc.	400	400
*	Logility, Inc.	2,636	18,979
*	LoJack Corp.	6,500	123,760
*	LookSmart, Ltd.	6,794	29,418
*	Loral Space & Communications, Inc.	7,900	367,745
* #	LSI Logic Corp.	142,700	1,446,978
*	LTX Corp.	22,500	139,950

55

* #	Lumera Corp.	3,049	$13,080
*	Macrovision Corp.	19,800	488,466
*	Magma Design Automation, Inc.	13,600	137,088
*	Management Network Group, Inc.	3,198	6,108
*	Manhattan Associates, Inc.	8,100	225,342
*	ManTech International Corp. Class A	7,200	248,040
*	Mapinfo Corp.	8,700	121,800
	Marchex, Inc. Class B	3,700	49,876
*	Mastec, Inc.	21,966	251,730
*	Mattson Technology, Inc.	10,700	94,267
	Maxim Integrated Products, Inc.	23,072	755,608
	Maximus, Inc.	10,600	319,484
* #	Maxwell Technologies, Inc.	1,700	23,477
* #	McAfee, Inc.	20,400	614,448
*	Mechanical Technology, Inc.	1,600	2,576
* #	MEMC Electronic Materials, Inc.	12,077	622,811
*	Mentor Graphics Corp.	31,975	540,058
*	Mercury Computer Systems, Inc.	5,100	64,872
*	Merix Corp.	6,384	57,264
	Mesa Laboratories, Inc.	1,124	22,334
	Methode Electronics, Inc.	12,872	139,146
*	Micrel, Inc.	26,000	303,160
#	Microchip Technology, Inc.	11,200	398,720
*	Micron Technology, Inc.	124,049	1,471,221
*	Micros Systems, Inc.	6,000	334,560
* #	Microsemi Corp.	17,200	348,472
	Microsoft Corp.	252,724	7,119,235
*	MicroStrategy, Inc.	1,600	201,712
*	Microtune, Inc.	15,200	67,336
* #	Midway Games, Inc.	12,200	82,350
* #	Mindspeed Technologies, Inc.	19,200	46,656
*	MIPS Technologies, Inc.	15,800	147,256
*	MIVA, Inc.	20,600	86,108
*	MKS Instruments, Inc.	21,161	510,403
*	Mobility Electronics, Inc.	2,200	7,172
*	Mobius Management Systems, Inc.	7,180	51,265
	Mocon, Inc.	1,865	25,178
*	Moldflow Corp.	4,108	58,334
	Molex, Inc.	12,787	375,043
	Molex, Inc. Class A	10,872	284,955
	MoneyGram International, Inc.	9,800	294,588
*	MoSys, Inc.	12,814	99,565
	Motorola, Inc.	109,900	2,035,348
*	MPS Group, Inc.	40,678	582,509
*	MRV Communications, Inc.	45,475	171,441
*	MSC.Software Corp.	16,678	224,319
	MTS Systems Corp.	6,600	249,348
* #	Multi-Fineline Electronix, Inc.	3,322	61,158
*	Nanometrics, Inc.	1,300	9,932
*	Napco Security Systems, Inc.	6,483	33,712
*	Napster, Inc.	18,564	72,214
	National Instruments Corp.	10,900	292,447
	National Semiconductor Corp.	13,972	357,963
*	NAVTEQ Corp.	5,700	182,172
*	NCR Corp.	21,500	993,300

56

*	NeoMagic Corp.	1,872	$6,908
*	Neoware Systems, Inc.	7,200	84,816
*	NETGEAR, Inc.	11,500	310,845
* #	Netlogic Microsystems, Inc.	3,700	92,278
*	NetManage, Inc.	3,650	18,980
*	NetRatings, Inc.	8,208	170,152
*	NetScout Systems, Inc.	10,830	93,463
*	Network Appliance, Inc.	9,800	378,966
*	Network Engines, Inc.	14,793	30,917
*	Network Equipment Technologies, Inc.	10,341	81,797
*	Newport Corp.	16,090	287,367
*	NIC, Inc.	18,000	95,220
*	NMS Communications Corp.	3,300	6,171
*	Novatel Wireless, Inc.	10,900	143,989
*	Novell, Inc.	120,944	800,649
* #	Novellus Systems, Inc.	43,268	1,393,230
*	Nu Horizons Electronics Corp.	6,100	60,268
* #	Nuance Communications, Inc.	40,975	577,338
*	NumereX Corp. Class A	3,769	36,785
*	Nvidia Corp.	21,500	666,500
	O.I. Corp.	500	5,193
* #	OmniVision Technologies, Inc.	10,500	136,080
* #	ON Semiconductor Corp.	45,416	445,985
*	Online Resources Corp.	7,587	78,525
*	Onvia, Inc.	2,025	14,175
*	Openwave Systems, Inc.	33,300	271,728
*	Oplink Communications, Inc.	7,800	128,622
*	OPNET Technologies, Inc.	8,400	118,944
*	Opsware, Inc.	16,800	123,984
*	Optical Cable Corp.	100	526
*	Optical Communication Products, Inc.	2,882	4,064
*	Oracle Corp.	133,809	2,198,482
*	OSI Systems, Inc.	1,000	25,000
*	Overland Storage, Inc.	4,100	16,810
*	OYO Geospace Corp.	1,300	88,361
*	Packeteer, Inc.	12,800	153,600
* #	Palm, Inc.	21,003	347,600
*	PAR Technology Corp.	6,100	55,327
*	Parametric Technology Corp.	16,380	312,367
	Park Electrochemical Corp.	7,700	215,292
* #	Parkervision, Inc.	4,528	49,400
*	Paxar Corp.	18,200	419,146
#	Paychex, Inc.	9,490	385,579
*	PC Connection, Inc.	8,400	138,432
*	PC-Tel, Inc.	8,363	86,975
*	PDF Solutions, Inc.	6,765	77,053
	Pegasystems, Inc.	11,729	103,684
*	Perceptron, Inc.	1,000	9,100
*	Perficient, Inc.	8,200	159,326
*	Performance Technologies, Inc.	4,554	23,453
*	Pericom Semiconductor Corp.	10,344	104,681
*	Perot Systems Corp.	44,200	743,444
*	Pervasive Software, Inc.	6,885	27,815
*	Phoenix Technologies, Ltd.	5,444	33,862
*	Photon Dynamics, Inc.	5,800	68,440

57

*	Photronics, Inc.	15,000	$231,300
*	Pinnacle Data Systems, Inc.	700	1,750
*	Planar Systems, Inc.	5,962	53,300
*	PlanetOut, Inc.	100	389
	Plantronics, Inc.	18,700	382,602
*	PLATO Learning, Inc.	5,118	26,102
*	Plexus Corp.	13,300	218,120
*	PLX Technology, Inc.	9,900	99,297
* #	PMC-Sierra, Inc.	72,900	492,075
*	Polycom, Inc.	18,868	601,889
*	Power Integrations, Inc.	2,300	59,455
*	Powerwave Technologies, Inc.	15,616	83,077
*	Presstek, Inc.	8,200	48,216
	Printronix, Inc.	2,415	31,588
*	Progress Software Corp.	14,969	419,880
	QAD, Inc.	11,804	98,799
*	QLogic Corp.	24,683	434,174
	Qualcomm, Inc.	47,544	1,915,072
	Quality Systems, Inc.	4,000	163,720
*	Qualstar Corp.	2,765	8,959
*	Quantum Corp.	66,347	163,877
*	Quest Software, Inc.	39,838	650,156
*	QuickLogic Corp.	6,100	16,104
*	Quovadx, Inc.	15,032	39,534
*	Radiant Systems, Inc.	11,000	132,000
*	RadiSys Corp.	8,000	125,760
*	Radyne Corp.	5,691	55,658
*	RAE Systems, Inc.	17,468	56,247
* #	Rambus, Inc.	12,700	252,984
*	Ramtron International Corp.	6,929	17,669
*	RealNetworks, Inc.	58,573	477,956
*	Red Hat, Inc.	12,200	273,890
*	Relm Wireless Corp.	2,300	12,995
	REMEC, Inc.	1,000	1,540
#	Renaissance Learning, Inc.	4,258	57,483
*	RF Micro Devices, Inc.	75,605	603,328
*	RF Monolithics, Inc.	3,200	13,280
	Richardson Electronics, Ltd.	5,937	54,680
*	RightNow Technologies, Inc.	5,300	88,351
*	Rimage Corp.	4,032	114,186
*	Rofin-Sinar Technologies, Inc.	5,970	359,036
*	Rogers Corp.	6,000	290,460
*	Rudolph Technologies, Inc.	10,600	172,780
*	S1 Corp.	22,520	116,654
*	Saba Software, Inc.	9,467	68,730
	Sabre Holdings Corp.	33,249	1,074,940
*	Safeguard Scientifics, Inc.	44,765	126,685
*	SafeNet, Inc.	9,833	269,916
*	Salesforce.com, Inc.	6,900	298,494
*	Sandisk Corp.	36,300	1,322,046
*	Sanmina-SCI Corp.	150,419	558,054
*	Sapient Corp.	29,900	186,576
* #	SatCon Technology Corp.	600	894
*	ScanSource, Inc.	8,234	227,752
*	Scientific Learning Corp.	5,764	37,466

58

*	SCM Microsystems, Inc.	5,237	$21,053
*	Seachange International, Inc.	8,300	84,660
#	Seagate Technology	1,924	51,756
*	Secure Computing Corp.	14,000	120,120
*	Semitool, Inc.	12,275	159,698
*	Semtech Corp.	38,672	554,170
*	SI International, Inc.	4,550	127,491
*	Sigma Designs, Inc.	3,400	95,846
*	Sigmatel, Inc.	12,800	45,440
*	Silicon Image, Inc.	23,900	210,559
*	Silicon Laboratories, Inc.	18,200	549,640
*	Silicon Storage Technology, Inc.	37,888	200,806
*	SimpleTech, Inc.	26,838	231,344
*	Simulations Plus, Inc.	1,000	7,850
*	Sirenza Microdevices, Inc.	12,301	95,333
*	Skyworks Solutions, Inc.	61,023	402,752
*	SM&A	6,896	49,720
*	Solectron Corp.	314,480	1,012,626
*	Sonic Foundry, Inc.	6,600	25,278
*	Sonic Solutions, Inc.	9,600	139,488
*	SonicWALL, Inc.	24,844	216,640
*	Sonus Networks, Inc.	50,084	385,146
*	SpectraLink Corp.	7,130	83,350
*	Spectrum Control, Inc.	5,931	62,869
*	SPSS, Inc.	7,159	247,487
*	SRA International, Inc.	9,500	225,150
*	SRS Labs, Inc.	4,975	55,770
*	Staktek Holdings, Inc.	17,425	70,920
*	Standard Microsystems Corp.	8,272	236,331
	StarTek, Inc.	4,281	43,795
* #	Stratasys, Inc.	3,600	132,048
*	Stratos International, Inc.	1,500	11,175
*	SumTotal Systems, Inc.	10,647	92,735
*	Sun Microsystems, Inc.	187,005	1,146,341
*	Sunair Electronics, Inc.	5,100	16,575
*	Sunrise Telecom, Inc.	700	1,694
*	Supertex, Inc.	5,400	221,670
*	SupportSoft, Inc.	16,525	97,993
*	Sybase, Inc.	24,300	607,257
*	Sycamore Networks, Inc.	86,458	331,134
*	Sykes Enterprises, Inc.	12,900	206,916
*	Symantec Corp.	107,332	1,835,377
*	Symmetricom, Inc.	17,700	149,742
*	Synaptics, Inc.	9,400	230,676
*	SYNNEX Corp.	11,288	213,343
*	Synopsys, Inc.	36,472	932,954
*	Synplicity, Inc.	10,320	65,635
	Syntel, Inc.	6,867	246,388
* #	Take-Two Interactive Software, Inc.	28,500	507,300
	TALX Corp.	9,250	314,778
*	Tech Data Corp.	20,068	748,135
	Technitrol, Inc.	14,759	324,550
*	Technology Solutions Co.	723	5,719
*	TechTeam Global, Inc.	3,512	42,320
*	Tekelec	26,800	333,928

59

	Tektronix, Inc.	30,424	$870,431
*	TeleCommunication Systems, Inc.	12,750	46,538
* #	Telkonet, Inc.	9,400	25,756
*	Tellabs, Inc.	77,000	806,960
*	Telular Corp.	2,917	10,210
* #	Teradyne, Inc.	70,613	1,138,282
*	Terayon Communication Systems, Inc.	2,800	6,328
*	Terremark Worldwide, Inc.	6,400	50,816
*	Tessco Technologies, Inc.	2,443	65,668
*	Tessera Technologies, Inc.	6,000	242,520
	Texas Instruments, Inc.	47,284	1,463,913
*	Therma-Wave, Inc.	800	1,272
	TheStreet.com, Inc.	5,071	56,542
*	Think Partnership, Inc.	21,264	71,022
*	ThinkEngine Networks, Inc.	700	2,030
*	THQ, Inc.	19,077	614,470
*	TIBCO Software, Inc.	82,953	750,725
*	Tier Technologies, Inc. Class B	700	5,520
*	TNS, Inc.	7,032	117,997
*	Tollgrade Communications, Inc.	4,922	59,015
#	Total System Services, Inc.	11,900	371,518
*	Track Data Corp.	2,570	9,483
*	Transact Technologies, Inc.	3,180	30,242
* #	Transaction Systems Architects, Inc.	6,800	240,040
*	Transmeta Corp.	7,125	5,130
*	Transwitch Corp.	2,764	3,759
*	Travelzoo, Inc.	1,600	53,776
*	Trident Microsystems, Inc.	9,500	210,045
*	Trimble Navigation, Ltd.	14,414	381,409
	Trio-Tech International	1,087	15,490
*	Triquint Semiconductor, Inc.	62,187	310,935
	TSR, Inc.	900	3,834
*	TTM Technologies, Inc.	11,975	135,797
*	Tumbleweed Communications Corp.	20,555	71,737
*	Tut Systems, Inc.	400	456
*	Tyler Technologies, Inc.	14,100	192,183
*	Ulticom, Inc.	13,522	117,641
*	Ultimate Software Group, Inc.	3,900	103,896
*	Ultra Clean Holdings, Inc.	1,000	16,300
*	Ultratech, Inc.	4,900	64,876
*	Unisys Corp.	83,400	708,066
	United Online, Inc.	23,524	309,341
* #	Universal Display Corp.	3,100	40,362
* #	UTStarcom, Inc.	44,565	411,781
*	VA Software Corp.	16,514	71,175
*	ValueClick, Inc.	13,000	344,500
* #	Varian Semiconductor Equipment Associates, Inc.	11,694	558,856
*	Veeco Instruments, Inc.	8,800	172,392
*	VendingData Corp.	5,200	12,376
*	VeriFone Holdings, Inc.	400	15,620
*	Verigy, Ltd.	2,700	63,423
*	Verint Systems, Inc.	9,000	282,420
*	VeriSign, Inc.	41,693	1,054,833
*	Viasat, Inc.	10,180	347,749
*	Vicon Industries, Inc.	1,400	11,088

60

*	Video Display Corp.	2,800	$20,048
*	Vignette Corp.	11,240	200,522
*	Virage Logic Corp.	7,350	60,123
*	Vishay Intertechnology, Inc.	51,460	733,305
*	Vitria Technology, Inc.	1,635	4,513
*	Vyyo, Inc.	2,075	8,923
* #	Wave Systems Corp. Class A	10,400	23,712
*	Web.com, Inc.	4,721	24,549
* #	WebEx Communications, Inc.	10,100	438,643
*	webMethods, Inc.	16,199	109,991
*	Websense, Inc.	7,400	168,424
*	WebSideStory, Inc.	8,072	102,514
*	Westell Technologies, Inc.	17,647	41,118
*	Western Digital Corp.	21,289	408,110
	Western Union Co.	15,472	335,278
*	White Electronics Designs Corp.	8,612	58,131
*	Wind River Systems, Inc.	33,100	344,240
*	Winland Electronics, Inc.	400	1,676
*	Wireless Telecom Group, Inc.	7,969	19,205
*	Witness Systems, Inc.	11,200	298,256
*	WJ Communications, Inc.	4,100	6,109
*	Wright Express Corp.	400	11,392
*	Xerox Corp.	79,184	1,367,508
#	Xilinx, Inc.	57,191	1,465,233
	X-Rite, Inc.	11,000	129,910
* #	Yahoo!, Inc.	28,765	887,688
*	Zebra Technologies Corp. Class A	19,400	768,434
*	Zhone Technologies, Inc.	10,120	11,739
*	ZILOG, Inc.	5,084	21,607
* #	Zix Corp.	300	510
*	Zoran Corp.	14,000	230,580
*	Zygo Corp.	6,450	103,136
Total Information Technology			206,465,572

Materials — (4.4%)
*	AEP Industries, Inc.	1,000	45,320
	Air Products & Chemicals, Inc.	12,000	897,840
	Airgas, Inc.	28,913	1,193,240
*	AK Steel Holding Corp.	18,400	425,592
	Albemarle Corp.	9,100	744,835
#	Alcoa, Inc.	102,729	3,432,176
	Allegheny Technologies, Inc.	5,659	579,765
	AMCOL International Corp.	11,500	326,025
*	American Pacific Corp.	3,223	33,261
	American Vanguard Corp.	4,133	71,336
	Aptargroup, Inc.	12,926	850,531
	Arch Chemicals, Inc.	9,900	304,128
	Ashland, Inc.	15,371	1,008,030
*	Atlantis Plastics, Inc.	900	2,750
	Bairnco Corp.	1,000	13,540
	Balchem Corp.	4,885	72,347
	Ball Corp.	5,200	240,760
	Bemis Co., Inc.	38,961	1,290,778
#	Bowater, Inc.	19,700	476,346
*	Brush Engineered Materials, Inc.	6,900	309,258

61

*	Buckeye Technologies, Inc.	9,425	$119,886
	Cabot Corp.	23,853	1,066,706
* #	Calgon Carbon Corp.	14,300	97,240
*	Caraustar Industries, Inc.	9,781	76,976
	Carpenter Technology Corp.	9,000	1,066,950
	Castle (A.M.) & Co.	5,316	153,101
	Celanese Corp. Class A	100	2,858
* #	Century Aluminum Co.	5,400	245,862
	Chaparral Steel Co.	16,200	807,246
	Chemtura Corp.	85,051	976,385
	Chesapeake Corp.	900	13,887
#	Cleveland-Cliffs, Inc.	14,000	789,600
*	Coeur d’Alene Mines Corp.	67,600	305,552
	Commercial Metals Co.	41,200	1,134,648
	Compass Minerals International, Inc.	7,528	245,940
*	Constar International, Inc.	4,211	38,615
*	Continental Materials Corp.	400	10,940
*	Core Molding Technologies, Inc.	3,100	23,560
	CPAC, Inc.	2,307	19,679
*	Crown Holdings, Inc.	23,200	529,888
#	Cytec Industries, Inc.	17,865	1,050,819
	Deltic Timber Corp.	4,685	242,777
	Dow Chemical Co.	111,895	4,901,001
	DuPont (E.I.) de Nemours & Co., Inc.	25,944	1,316,658
	Eagle Materials, Inc.	7,200	333,504
	Eastman Chemical Co.	14,316	846,362
	Ecolab, Inc.	13,044	551,761
	Empire Resources, Inc.	1,700	17,663
	Ferro Corp.	16,900	358,280
	Florida Rock Industries, Inc.	7,100	478,398
* #	Flotek Industries, Inc.	2,945	81,577
	FMC Corp.	10,177	748,722
#	Freeport-McMoRan Copper & Gold, Inc. Class B	11,088	636,562
	Friedman Industries, Inc.	2,179	18,260
	Georgia Gulf Corp.	12,600	241,668
	Gibraltar Industries, Inc.	11,087	257,773
	Glatfelter (P.H.) Co.	2,200	37,334
*	Graphic Packaging Corp.	69,450	333,360
	Greif, Inc. Class A	3,406	399,967
	Greif, Inc. Class B	2,819	300,928
	H.B. Fuller Co.	24,400	609,268
	Hawkins, Inc.	4,080	65,076
*	Headwaters, Inc.	16,022	377,639
*	Hecla Mining Co.	33,554	258,366
*	Hercules, Inc.	12,400	249,984
*	ICO, Inc.	11,200	65,632
	International Flavors & Fragrances, Inc.	5,800	271,440
	International Paper Co.	51,816	1,865,894
*	Kaiser Aluminum Corp.	4,449	301,108
	Kronos Worldwide, Inc.	14,777	504,487
*	Landec Corp.	9,200	123,096
*	Lesco, Inc.	3,348	48,044
	Louisiana-Pacific Corp.	38,309	790,698
	Lubrizol Corp.	25,615	1,331,980
	Lyondell Chemical Co.	59,298	1,889,234

62

	MacDermid, Inc.	11,018	$381,333
	Martin Marietta Materials, Inc.	4,000	501,280
*	Material Sciences Corp.	5,754	61,971
*	Maxxam, Inc.	1,325	37,630
	MeadWestavco Corp.	43,850	1,335,233
	Metal Management, Inc.	6,200	248,248
	Minerals Technologies, Inc.	7,303	451,983
* #	Mines Management, Inc.	1,300	6,955
*	Mod-Pac Corp.	793	8,866
	Monsanto Co.	13,300	700,777
	Myers Industries, Inc.	14,100	240,123
*	Nalco Holding Co.	800	19,120
*	Nanophase Technologies Corp.	2,100	12,516
	Nevada Chemicals, Inc.	1,529	14,357
	NewMarket Corp.	5,900	258,951
	Newmont Mining Corp.	34,000	1,532,380
#	NL Industries, Inc.	18,290	200,824
	NN, Inc.	7,300	86,359
*	Northern Technologies International Corp.	700	5,600
*	Northwest Pipe Co.	3,479	127,262
	Nucor Corp.	10,400	633,048
	Olin Corp.	28,700	496,510
	Olympic Steel, Inc.	500	14,720
*	OM Group, Inc.	11,600	587,772
*	OMNOVA Solutions, Inc.	12,000	72,960
*	Owens-Illinois, Inc.	22,300	529,848
	Packaging Corp. of America	30,544	748,328
*	Pactiv Corp.	9,400	302,680
	Penford Corp.	3,569	73,843
	Phelps Dodge Corp.	8,157	1,018,891
*	Pioneer Companies, Inc.	4,800	148,800
*	PolyOne Corp.	26,675	178,989
*	Pope & Talbot, Inc.	1,297	10,246
	PPG Industries, Inc.	28,885	1,913,631
	Praxair, Inc.	10,092	622,575
	Quaker Chemical Corp.	3,523	82,967
	Quanex Corp.	14,600	570,714
	Reliance Steel & Aluminum Co.	27,914	1,274,553
*	Rock of Ages Corp.	1,200	6,120
	Rock-Tenn Co. Class A	14,891	483,511
*	Rockwood Holdings, Inc.	26,841	731,417
	Rohm & Haas Co.	38,310	2,025,067
#	Royal Gold, Inc.	11,700	387,270
	RPM International, Inc.	33,439	782,473
*	RTI International Metals, Inc.	6,050	521,994
	Ryerson, Inc.	1,200	41,280
	Schnitzer Steel Industries, Inc. Class A	9,187	344,788
	Schulman (A.), Inc.	1,400	29,526
	Schweitzer-Maudoit International, Inc.	6,163	147,049
	Scotts Miracle-Gro Co. Class A	18,400	811,624
	Sealed Air Corp.	12,500	805,500
	Sensient Technologies Corp.	17,596	430,926
	Sigma-Aldrich Corp.	6,800	278,800
	Silgan Holdings, Inc.	10,490	516,213
*	Smurfit-Stone Container Corp.	87,898	1,084,661

63

	Spartech Corp.	11,373	$301,157
	Steel Dynamics, Inc.	34,155	1,289,010
	Steel Technologies, Inc.	4,231	124,053
	Stepan Co.	3,458	93,539
*	Stillwater Mining Co.	35,288	449,216
*	Symyx Technologies, Inc.	8,000	133,680
*	Synalloy Corp.	2,500	61,375
	Temple-Inland, Inc.	17,600	1,052,480
*	Terra Industries, Inc.	31,400	547,930
	Texas Industries, Inc.	8,100	641,601
*	The Mosaic Co.	2,200	55,968
*	Titanium Metals Corp.	8,100	282,690
	Tronox, Inc. Class B	1,476	21,904
*	U.S. Concrete, Inc.	9,400	82,156
*	United States Lime & Minerals, Inc.	1,900	57,950
	United States Steel Corp.	19,059	1,689,009
*	Universal Stainless & Alloy Products, Inc.	2,700	125,064
	Valhi, Inc.	37,870	844,880
	Valspar Corp.	37,976	1,029,529
#	Vulcan Materials Co.	7,000	815,430
	Wausau Paper Corp.	20,044	290,037
	Westlake Chemical Corp.	22,572	671,066
#	Weyerhaeuser Co.	29,800	2,558,926
*	Wheeling-Pittsburgh Corp.	6,055	149,861
*	Williams Industries, Inc.	100	219
#	Worthington Industries, Inc.	27,844	554,652
* #	Xethanol Corp.	8,900	21,716
* #	Zoltek Companies, Inc.	6,900	203,964
Total Materials			81,038,821

Real Estate Investment Trusts — (0.0%)
	Capitalsource, Inc.	7,670	197,809
	Longview Fibre Co.	2,100	51,702
Total Real Estate Investment Trusts			249,511

Telecommunication Services — (3.6%)
	Alaska Communications Systems Group, Inc.	10,391	152,020
	Alltel Corp.	43,435	2,631,727
*	American Tower Corp.	11,400	441,636
	AT&T, Inc.	789,342	29,047,786
*	Boston Communications Group, Inc.	5,895	13,500
*	Cbeyond, Inc.	300	9,321
*	Centennial Communications Corp.	17,925	141,249
	CenturyTel, Inc.	27,738	1,241,276
*	Cincinnati Bell, Inc.	58,900	269,173
	Citizens Communications Co.	54,751	825,098
*	Cogent Communications Group, Inc.	13,700	309,072
	Commonwealth Telephone Enterprises, Inc.	2,000	85,440
	Consolidated Communications Holdings, Inc.	9,459	192,774
*	Crown Castle International Corp.	18,200	596,232
	CT Communications, Inc.	7,100	167,347
	D&E Communications, Inc.	5,621	73,916
* #	Dobson Communications Corp.	43,415	385,525
	Embarq Corp.	4,620	255,717
	FairPoint Communications, Inc.	700	13,370

64

* #	FiberTower Corp.	28,273	$150,695
*	General Communications, Inc. Class A	19,068	282,778
	Hickory Tech Corp.	4,800	34,176
*	IDT Corp.	400	5,464
*	IDT Corp. Class B	19,444	253,939
* #	InPhonic, Inc.	12,600	156,618
	Iowa Telecommunications Services, Inc.	400	8,012
*	LCC International, Inc. Class A	6,572	33,320
*	Leap Wireless International, Inc.	18,000	1,216,260
* #	Level 3 Communications, Inc.	97,911	643,275
*	Lynch Interactive Corp.	1	3,475
*	Moscow CableCom Corp.	1,400	17,500
*	NeuStar, Inc.	6,900	220,800
*	NII Holdings, Inc.	9,300	658,812
	North Pittsburgh Systems, Inc.	4,237	91,773
*	Premiere Global Services, Inc.	24,500	255,290
	Price Communications Corp.	11,700	232,830
* #	Qwest Communications International, Inc.	53,900	478,632
*	Rural Cellular Corp. Class A	4,532	59,052
*	SBA Communications Corp.	10,244	276,281
	Shenandoah Telecommunications Co.	2,819	124,262
	Sprint Nextel Corp.	411,100	7,926,008
*	SunCom Wireless Holdings, Inc.	2,000	2,440
	SureWest Communications	5,047	120,522
*	Syniverse Holdings, Inc.	300	3,390
	Telephone & Data Systems, Inc.	12,467	694,287
	Telephone & Data Systems, Inc. Special Shares	12,997	665,966
*	Time Warner Telecom, Inc.	13,900	305,939
*	United States Cellular Corp.	9,355	671,221
*	US LEC Corp.	8,437	85,889
	USA Mobility, Inc.	10,000	193,800
	Verizon Communications, Inc.	368,156	13,780,079
	Warwick Valley Telephone Co.	1,713	28,933
	Windstream Corp.	21,624	325,441
*	Wireless Facilities, Inc.	28,121	60,741
*	Xeta Corp.	2,757	8,326
Total Telecommunication Services			66,928,405

Utilities — (2.2%)
*	AES Corp.	18,544	395,358
	AGL Resources, Inc.	11,563	470,961
*	Allegheny Energy, Inc.	9,465	447,127
#	ALLETE, Inc.	7,744	362,652
	Alliant Energy Corp.	6,000	250,920
	Ameren Corp.	11,671	609,576
	American Electric Power Co., Inc.	12,872	577,438
	American States Water Co.	4,900	185,710
#	Aqua America, Inc.	19,382	441,716
*	Aquila, Inc.	82,484	341,484
	Artesian Resources Corp. Class A	1,179	22,696
	Atmos Energy Corp.	12,813	403,866
#	Avista Corp.	12,367	289,388
	BIW, Ltd.	200	3,112
	Black Hills Corp.	7,977	287,571
*	Cadiz, Inc.	1,806	48,166

65

	California Water Service Group	5,428	$207,784
	Cascade Natural Gas Corp.	2,576	66,976
#	CenterPoint Energy, Inc.	16,962	302,602
	Central Vermont Public Service Corp.	2,370	59,274
	CH Energy Group, Inc.	3,674	174,001
	Chesapeake Utilities Corp.	1,792	54,925
	Cleco Corp.	13,669	358,128
* #	CMS Energy Corp.	23,600	411,820
	Connecticut Water Services, Inc.	3,329	79,963
	Consolidated Edison, Inc.	15,114	734,238
	Constellation Energy Group	1,400	110,138
	Delta Natural Gas Co., Inc.	848	21,132
	Dominion Resources, Inc.	11,500	983,595
	DPL, Inc.	16,573	500,007
#	DTE Energy Co.	10,118	468,463
#	Duke Energy Corp.	39,953	786,675
	Duquesne Light Holdings, Inc.	7,400	148,814
*	Dynegy, Inc.	44,400	364,524
	Edison International	10,579	496,367
*	El Paso Electric Co.	11,900	280,126
	Empire District Electric Co.	7,465	179,085
	Energen Corp.	10,861	526,541
	Energy East Corp.	21,681	535,738
	Energy West, Inc.	670	9,507
	EnergySouth, Inc.	2,413	95,820
	Entergy Corp.	6,565	647,966
*	Environmental Power Corp.	3,428	27,047
	Equitable Resources, Inc.	8,744	373,106
	Exelon Corp.	19,772	1,303,568
	FirstEnergy Corp.	10,155	635,398
	Florida Public Utilities Co.	1,300	16,640
	FPL Group, Inc.	12,437	734,654
	Great Plains Energy, Inc.	11,767	365,836
	Green Mountain Power Corp.	649	22,339
	Hawaiian Electric Industries, Inc.	11,200	293,104
	IDACORP, Inc.	9,500	330,980
*	Integrys Energy Group, Inc.	9,272	516,821
	KeySpan Corp.	1,400	57,456
	Laclede Group, Inc.	5,708	178,090
*	Maine & Maritimes Corp.	400	7,160
	MDU Resources Group, Inc.	10,504	277,621
	MGE Energy, Inc.	5,900	197,119
	Middlesex Water Co.	4,692	85,019
*	Mirant Corp.	45,600	1,699,056
#	National Fuel Gas Co.	12,531	523,295
	New Jersey Resources Corp.	10,400	513,656
	Nicor, Inc.	6,652	309,584
	NiSource, Inc.	15,477	368,198
	Northeast Utilities, Inc.	10,232	297,342
	Northwest Natural Gas Co.	6,559	290,367
* #	NRG Energy, Inc.	28,600	1,894,464
#	NSTAR	15,869	542,878
	OGE Energy Corp.	13,486	520,694
	Oneok, Inc.	6,261	260,833
	Otter Tail Corp.	6,500	212,680

66

	Pepco Holdings, Inc.	10,855	$288,960
#	PG&E Corp.	11,300	524,546
#	Piedmont Natural Gas Co.	11,361	285,502
#	Pinnacle West Capital Corp.	5,906	280,063
#	PNM Resources, Inc.	11,312	345,695
	PPL Corp.	11,707	445,100
#	Progress Energy, Inc.	14,391	703,144
	Puget Energy, Inc.	17,271	426,076
	Questar Corp.	14,372	1,209,260
*	Reliant Energy, Inc.	60,600	1,024,746
	RGC Resources, Inc.	500	13,215
	SCANA Corp.	6,628	276,586
*	SEMCO Energy, Inc.	10,478	80,681
	Sempra Energy	7,961	478,058
*	Sierra Pacific Resources	30,744	533,716
	SJW Corp.	7,370	253,675
	South Jersey Industries, Inc.	11,088	383,645
	Southern Co.	24,272	868,938
#	Southern Union Co.	17,472	511,930
	Southwest Gas Corp.	9,883	366,857
	Southwest Water Co.	7,135	90,472
	TECO Energy, Inc.	31,575	529,513
	TXU Corp.	11,116	735,323
	UGI Corp.	16,061	419,353
	UIL Holdings Corp.	5,885	214,391
	Unisource Energy Corp.	9,116	345,588
	Unitil Corp.	2,114	56,867
	Vectren Corp.	11,384	318,866
	Westar Energy, Inc.	12,855	345,414
#	WGL Holdings, Inc.	11,632	366,641
	Wisconsin Energy Corp.	6,878	329,800
	Xcel Energy, Inc.	23,966	566,317
	York Water Co.	3,174	56,434
Total Utilities			40,272,327

TOTAL COMMON STOCKS			1,639,821,718

RIGHTS/WARRANTS — (0.0%)
*	Caliper Life Sciences, Inc. Warrants 08/10/11	359	718

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (1.5%)
	Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 03/01/07 (Collateralized by $27,585,000 FNMA 6.00%, 01/01/27, valued at $27,558,393) to be repurchased at $27,151,914	$27,148	27,148,000

TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL — (8.9%)

67

@	Repurchase Agreement, Deutsche Bank Securities Inc. 5.32%, 03/01/07 (Collateralized by $31,354,947 FHLMC, rates ranging from 5.000% to 5.750%, maturities ranging from 08/11/11 to 11/01/35 & FNMA 7.125%, 03/15/07 & 6.044%(r), 07/01/36, valued at $28,804,612) to be repurchased at $27,969,776	27,966	$27,965,643
@	Repurchase Agreement, Deutsche Bank Securities Inc. 5.34%, 03/01/07 (Collateralized by $133,036,943 FHLMC, rates ranging from 5.000% to 5.750%, maturities ranging from 08/11/11 to 11/01/35 & FNMA 7.125%, 03/15/07 & 6.044%(r), 07/01/36, valued at $122,216,043) to be repurchased at $118,673,953	118,656	118,656,352
@	Repurchase Agreement, Morgan Stanley 5.32%, 03/01/07 (Collateralized by $17,505,000 FNMA 5.25%, 12/28/09, valued at $17,636,288) to be repurchased at $16,973,353	16,971	16,970,845

TOTAL TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL			163,592,840

TOTAL INVESTMENTS - (100.0%)
(Cost $1,715,329,536) ##			$1,830,563,276

68

DFA REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007

(Unaudited)

		Shares	Value †

COMMON STOCKS — (83.2%)
Real Estate Investment Trusts — (83.2%)
	Acadia Realty Trust	276,400	$7,462,800
	Agree Realty Corp.	66,500	2,250,360
*	Alexander’s, Inc.	42,200	17,270,350
#	Alexandria Real Estate Equities, Inc.	254,700	26,791,893
	AMB Property Corp.	753,000	44,261,340
	America First Apartment Investors, Inc.	91,797	1,808,401
#	American Campus Communites, Inc.	199,250	6,027,312
	American Financial Realty Trust	1,144,072	12,699,199
	American Land Lease, Inc.	67,800	1,762,800
	AmeriVest Properties, Inc.	188,600	75,440
	Apartment Investment & Management Co. Class A	831,000	48,912,660
#	Archstone-Smith Trust	1,872,355	105,619,546
	Ashford Hospitality Trust	626,701	7,771,092
	Associated Estates Realty Corp.	149,300	2,363,419
#	AvalonBay Communities, Inc.	690,400	94,971,424
	BioMed Realty Trust, Inc.	569,860	15,927,587
	BNP Residential Properties, Inc.	76,000	1,834,640
#	Boston Properties, Inc.	1,015,000	121,901,500
#	Brandywine Realty Trust	759,053	27,060,239
	BRE Properties, Inc. Class A	438,300	29,059,290
#	Camden Property Trust	490,100	35,277,398
	CBL & Associates Properties, Inc.	550,700	25,954,491
	Cedar Shopping Centers, Inc.	374,469	6,010,227
#	Colonial Properties Trust	400,656	18,410,143
	Columbia Equity Trust, Inc.	107,900	2,107,287
#	Commercial Net Lease Realty	510,675	12,348,121
#	Corporate Office Properties Trust	369,500	18,851,890
#	Cousins Properties, Inc.	446,200	15,322,508
	Crescent Real Estate Equities, Inc.	893,900	17,779,671
#	Developers Diversified Realty Corp.	1,034,775	67,839,849
	DiamondRock Hospitality CO	772,110	13,967,470
#	Digital Realty Trust, Inc.	395,800	15,689,512
#	Duke Realty Corp.	1,161,900	51,193,314
*	Eagle Hospitality Properties Trust, Inc.	29,000	325,670
	EastGroup Properties, Inc.	202,200	10,914,756
	Education Realty Trust, Inc.	228,453	3,378,820
#	Entertainment Properties Trust	227,400	14,894,700
#	Equity Inns, Inc.	466,700	7,233,850
	Equity Lifestyle Properties, Inc.	205,700	11,570,625
#	Equity One, Inc.	626,276	16,796,722
#	Equity Residential	2,526,250	128,308,238
#	Essex Property Trust, Inc.	202,000	28,055,780
	Extra Space Storage, Inc.	555,293	10,572,779

1

	Federal Realty Investment Trust	478,200	$43,272,318
	FelCor Lodging Trust, Inc.	536,400	12,648,312
*	Feldman Mall Properties, Inc.	60,600	718,716
#	First Industrial Realty Trust, Inc.	387,700	18,008,665
	First Potomac Realty Trust	207,400	6,211,630
#	General Growth Properties, Inc.	2,064,400	130,944,892
#	Glimcher Realty Trust	314,600	8,749,026
	GMH Communities Trust	356,400	3,809,916
*	Golf Trust of America, Inc.	40,300	73,749
	Government Properties Trust, Inc.	157,600	1,661,104
	Hersha Hospitality Trust	340,392	3,795,371
	Highland Hospitality Corp.	526,500	8,639,865
#	Highwood Properties, Inc.	399,800	17,663,164
*	HMG Courtland Properties, Inc.	2,600	33,150
#	Home Properties, Inc.	284,990	16,694,714
#	Hospitality Properties Trust	737,850	33,992,750
#	Host Marriott Corp.	4,458,700	117,174,636
#	HRPT Properties Trust	1,795,400	23,196,568
#	Inland Real Estate Corp.	586,500	11,208,015
	Innkeepers USA Trust	390,700	6,524,690
#	Kilroy Realty Corp.	280,200	23,074,470
	Kimco Realty Corp.	2,158,456	108,483,999
	Kite Realty Group Trust	241,000	4,882,660
	Lasalle Hotel Properties	345,800	15,363,894
#	Lexington Realty Trust	460,800	9,469,440
	Liberty Property Trust	781,600	40,057,000
	Mack-Cali Realty Corp.	544,700	28,150,096
#	Maguire Properties, Inc.	404,900	15,815,394
*	Malan Realty Investors, Inc.	19,100	14,134
	Maxus Realty Trust, Inc.	5,871	75,736
	Mid-America Apartment Communities, Inc.	211,900	11,703,237
	Mission West Properties, Inc.	164,000	2,381,280
	Monmouth Real Estate Investment Corp. Class A	166,191	1,434,228
#	New Plan Excel Realty Trust	890,600	29,737,134
	One Liberty Properties, Inc.	84,700	2,075,997
#	Parkway Properties, Inc.	128,700	6,922,773
#	Pennsylvania Real Estate Investment Trust	318,981	13,767,220
	Post Properties, Inc.	375,900	18,088,308
#	ProLogis	2,103,407	139,098,305
	PS Business Parks, Inc.	184,200	13,262,400
	Public Storage, Inc.	1,471,434	149,012,121
	Ramco-Gershenson Properties Trust	141,700	5,058,690
#	Realty Income Corp.	860,700	23,677,857
#	Regency Centers Corp.	596,100	51,109,614
	Republic Property Trust	160,111	1,878,102
*	Roberts Realty Investors, Inc.	22,800	175,332
	Saul Centers, Inc.	149,000	8,537,700
	Senior Housing Properties Trust	667,500	15,979,950
#	Simon Property Group, Inc.	1,894,897	213,630,688
	SL Green Realty Corp.	508,987	74,240,844
	Sovran Self Storage, Inc.	175,000	10,188,500
	Strategic Hotel Capital, Inc.	654,000	13,753,620
	Sun Communities, Inc.	156,400	4,798,352
	Sunstone Hotel Investors, Inc.	496,600	14,073,644
	Supertel Hospitality, Inc.	157,278	1,144,984

2

#	Tanger Factory Outlet Centers, Inc.	268,300	$10,780,294
	Taubman Centers, Inc.	457,900	27,231,313
	The Macerich Co.	617,900	57,835,440
#	The Mills Corp.	444,300	11,094,171
	UMH Properties, Inc.	88,600	1,321,912
#	United Dominion Realty Trust, Inc.	1,158,900	37,838,085
	Urstadt Biddle Properties, Inc.	53,900	926,002
	Urstadt Biddle Properties, Inc. Class A	163,300	2,942,666
	U-Store-It Trust	486,600	10,510,560
#	Vornado Realty Trust	1,302,893	165,727,990
#	Washington Real Estate Investment Trust	389,300	15,564,214
#	Weingarten Realty Investors	737,100	36,442,224
	Winston Hotels, Inc.	245,300	3,444,012
	Winthrop Realty Trust	526,087	3,503,739

TOTAL COMMON STOCKS			3,029,936,689

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 03/01/07 (Collateralized by $20,075,000 FNMA 6.00%, 09/01/26, valued at $19,169,053) to be repurchased at $18,887,723	$18,885	18,885,000

TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL — (16.3%)

@ Repurchase Agreement, Deutsche Bank Securities Inc. 5.32%, 03/01/07 (Collateralized by $132,849,154 FHLB Discount Note 5.258%(y), 04/11/07 & FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 03/30/07 to 01/01/37, valued at $103,781,079) to be repurchased at $100,773,219	100,758	100,758,329

@ Repurchase Agreement, Deutsche Bank Securities Inc. 5.34%, 03/01/07 (Collateralized by $567,121,268 FHLB Discount Note 5.258%(y), 04/11/07 & FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 03/30/07 to 01/01/37, valued at $443,032,231) to be repurchased at $430,192,181	430,128	430,128,379

@ Repurchase Agreement, Morgan Stanley 5.32%, 03/01/07 (Collateralized by $62,750,000 FNMA 4.625%, 06/01/10 & 6.625%, 09/15/09, valued at $64,426,347) to be repurchased at $61,528,281	61,519	61,519,190

TOTAL TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL		592,405,898

TOTAL INVESTMENTS - (100.0%)
(Cost $2,483,297,203) ##		$3,641,227,587

3

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007

(Unaudited)

		Shares	Value ††

AUSTRALIA — (4.5%)
COMMON STOCKS — (4.5%)
#	ABC Learning Centres, Ltd.	46,514	$251,473
*	AGL Energy	45,094	569,537
	Alinta, Ltd.	51,178	574,603
#	Alumina, Ltd.	139,764	747,835
	Amcor, Ltd.	87,058	499,887
	Amcor, Ltd. ADR	1,068	24,479
	AMP, Ltd.	205,713	1,673,685
	Ansell, Ltd.	12,403	114,091
	APN News & Media, Ltd.	49,644	232,587
#	Aristocrat Leisure, Ltd.	49,521	658,123
	ASX, Ltd.	16,683	551,540
*	Austar United Communications, Ltd.	284,547	299,284
#	Australand Property Group	79,544	135,460
	Australia & New Zealand Banking Group, Ltd.	200,479	4,636,342
	Australia & New Zealand Banking Group, Ltd. Sponsored ADR	4,200	487,452
	AWB, Ltd.	33,896	80,345
	AXA Asia Pacific Holdings, Ltd.	244,297	1,438,428
#	Babcock & Brown Infrastructure Group	133,200	182,085
#	Babcock & Brown, Ltd.	23,711	480,844
#	Bank of Queensland, Ltd.	9,649	114,404
#	Bendigo Bank, Ltd.	10,592	111,505
	BHP Billiton, Ltd.	360,962	7,715,805
	BHP Billiton, Ltd. Sponsored ADR	28,400	1,221,768
#	Billabong International, Ltd.	17,806	241,104
	BlueScope Steel, Ltd.	81,938	603,850
	Boral, Ltd.	58,884	392,235
*	Brambles, Ltd.	177,043	1,855,932
	Brickworks, Ltd.	10,834	111,028
	Caltex Australia, Ltd.	29,754	521,529
	Challenger Financial Services Group, Ltd.	39,625	143,539
#	Coates Hire, Ltd.	52,886	209,780
	Coca-Cola Amatil, Ltd.	50,128	326,884
	Cochlear, Ltd.	5,059	226,828
	Coles Group, Ltd.	135,872	1,643,388
	Commonwealth Bank of Australia	143,573	5,662,521
	Computershare, Ltd.	51,406	408,570
	ConnectEast Group	117,200	129,183
	CSL, Ltd.	20,231	1,243,743
	CSR, Ltd.	91,001	260,709
	Downer EDI, Ltd.	25,121	145,262
#	Fairfax Media, Ltd.	116,578	442,772
# *	Fortescue Metals Group, Ltd.	50,976	686,532
	Foster’s Group, Ltd.	227,083	1,131,061

1

*	Goodman Fielder, Ltd.	110,302	$196,854
	Harvey Norman Holdings, Ltd.	128,448	441,309
#	Iluka Resources, Ltd.	20,985	97,863
	Insurance Australia Group, Ltd.	188,541	892,529
	James Hardie Industries NL	43,241	326,449
	Jones (David), Ltd.	36,124	125,645
#	Leighton Holdings, Ltd.	30,749	753,334
	Lend Lease Corp., Ltd.	707	10,057
# *	Lihir Gold, Ltd.	98,700	258,472
	Lion Nathan, Ltd.	63,050	413,244
	Macquarie Airports	71,615	208,956
	Macquarie Bank, Ltd.	28,473	1,775,481
	Macquarie Communications Infrastructure Group	32,715	153,503
	Macquarie Infrastructure Group	94,865	287,186
#	Metcash Limited	117,002	434,765
	Minara Resources, Ltd.	28,511	146,053
	Mirvac, Ltd.	110,318	492,862
	Multiplex Group	59,010	205,651
	National Australia Bank, Ltd.	178,139	5,663,732
	National Australia Bank, Ltd. Sponsored ADR	2,900	460,317
	Newcrest Mining, Ltd.	35,457	627,689
#	Nufarm, Ltd.	14,411	124,447
*	Oil Search, Ltd.	49,126	136,213
	Onesteel, Ltd.	54,872	217,685
	Orica, Ltd.	31,005	605,987
	Origin Energy, Ltd.	99,051	694,156
	Oxiana, Ltd.	124,182	278,748
# *	Paladin Resources, Ltd.	101,022	727,549
	Paperlinx, Ltd.	42,570	135,963
	Perpetual Trustees Australia, Ltd.	3,869	227,987
	Promina Group, Ltd.	107,754	618,981
#	Publishing and Broadcasting, Ltd.	75,939	1,156,801
#	Qantas Airways, Ltd.	364,242	1,475,536
	QBE Insurance Group, Ltd.	91,351	2,314,333
#	Ramsay Health Care, Ltd.	14,888	136,244
	Rinker Group, Ltd.	104,478	1,543,099
#	Rio Tinto, Ltd.	49,775	2,981,689
	Santos, Ltd.	60,572	446,702
#	Seven Network, Ltd.	3,746	34,007
#	Sigma Pharmaceuticals, Ltd.	124,241	243,312
	Sims Group, Ltd.	7,814	135,722
	Sonic Healthcare, Ltd.	25,691	284,531
#	St. George Bank, Ltd.	60,819	1,586,183
#	Suncorp-Metway, Ltd.	66,602	1,144,585
	Sydney Roads Group	29,561	30,592
	Symbion Health, Ltd.	60,235	180,847
	TABCORP Holdings, Ltd.	62,980	804,210
*	Tattersall’s, Ltd.	46,526	168,759
#	Telstra Corp., Ltd.	876,734	2,942,709
	Telstra Corp., Ltd.	438,367	977,449
	Toll Holdings, Ltd.	65,266	999,992
*	Tower Australia Group, Ltd.	40,218	89,676
#	Transurban Group	84,971	506,079
#	United Group, Ltd.	31,665	328,863

2

#	Virgin Blue Holdings, Ltd.	90,396	$188,388
	Washington H. Soul Pattinson & Co., Ltd.	18,899	133,935
	Wesfarmers, Ltd.	44,126	1,267,872
	West Australian Newspapers Holdings, Ltd.	26,425	303,169
	Westfield Group Stapled	1,220	20,957
	Westpac Banking Corp.	202,872	4,077,313
	Westpac Banking Corp. Sponsored ADR	2,500	250,900
	Woodside Petroleum, Ltd.	70,327	2,055,275
	Woolworths, Ltd.	132,965	2,851,314
#	WorleyParsons, Ltd.	16,683	353,488
	Zinifex, Ltd.	53,600	706,319
TOTAL COMMON STOCKS			89,648,529

RIGHTS/WARRANTS — (0.0%)
*	WorleyParsons, Ltd. Rights 03/02/07	1,853	9,347

TOTAL — AUSTRALIA			89,657,876

AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
#	Boehler-Uddeholm AG	6,158	452,493
# *	BWIN Interactive Entertainment AG	2,186	71,169
	Erste Bank der Oesterreichischen Sparkassen AG	27,631	2,050,372
	EVN AG	1,049	117,909
*	IMMOFINANZ AG	8,273	125,565
	Oesterreichische Elektrizitaetswirtschafts AG	8,100	340,477
	OMV AG	17,280	962,178
*	Raiffeisen International Bank-Holding AG	4,336	580,743
	Telekom Austria AG	35,563	888,347
	Telekom Austria AG ADR	1,000	50,120
	Uniqa Versicherungen AG	7,460	231,157
	Voestalpine AG	9,359	577,866
*	Wiener Staedtische Versicherung AG	3,561	247,984
	Wienerberger AG	8,679	532,965

TOTAL — AUSTRIA			7,229,345

BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
	Ackermans & Van Haaren SA	5,007	431,925
	AGFA-Gevaert NV, Mortsel	10,485	233,241
	Bekaert SA	1,924	230,613
	Colruyt SA	1,700	370,255
*	Cumerio - Strip	55	5
	Delhaize Group	4,997	415,735
	Delhaize Group Sponsored ADR	3,100	258,168
	Dexia SA	70,248	2,069,091
	Distrigaz	29	157,261
	Fortis AG	135,088	5,804,191
	InBev NV	29,842	1,976,193
	KBC Groep NV	20,875	2,536,273
	Mobistar SA	3,728	314,710
	Solvay SA	6,809	967,828

3

*	Suez SA Strip VVPR	11,992	$159
	UCB SA	9,280	599,228
*	UCB SA	2,437	157,493
	Umicore	2,419	413,455
*	Umicore Strip VVPR	55	5

TOTAL — BELGIUM			16,935,829

CANADA — (6.3%)
COMMON STOCKS — (6.3%)
*	Aber Diamond Corp.	6,200	221,686
	AGF Management, Ltd. Class B Non-Voting	9,000	233,311
	Agnico Eagle Mines, Ltd.	14,600	574,089
	Agrium, Inc.	21,900	843,532
	Alcan, Inc.	49,332	2,565,720
	Alimentation Couche-Taro, Inc. Subordinated Voting Class B	14,900	315,300
*	Alliance Atlantis Communications, Inc. Series B Non-Voting	6,500	287,654
	Astral Media, Inc. Class A	6,100	213,834
	Atco, Ltd. Class 1 Non-Voting	4,700	177,737
	AUR Resources, Inc.	12,600	226,339
#	Bank of Montreal	95,317	5,769,873
#	Bank of Nova Scotia	123,227	5,358,520
	Barrick Gold Corp.	110,300	3,296,929
#	BCE, Inc.	35,250	926,156
	Biovail Corp.	15,600	323,844
*	Bombardier, Inc. Class B	180,500	708,358
#	Brookfield Asset Management, Inc. Series A Limited Voting	39,850	2,143,777
	Brookfield Properties Corp.	13,425	598,363
	CAE, Inc.	40,033	417,239
	Cameco Corp.	40,200	1,487,909
	Canada Bread Co., Ltd.	200	9,559
#	Canadian Imperial Bank of Commerce	41,900	3,599,617
#	Canadian National Railway Co.	67,200	2,941,724
	Canadian National Resources, Ltd.	67,000	3,370,050
	Canadian Pacific Railway, Ltd.	17,400	930,995
#	Canadian Tire Corp. Class A Non-Voting	12,200	746,854
#	Canadian Utilities, Ltd. Class A Non-Voting	11,200	411,094
*	Canfor Corp.	8,800	86,601
*	CanWest Global Communications Corp.	11,700	113,539
*	Celestica, Inc. Subordinate Voting	28,200	177,697
*	CGI Group, Inc.	28,200	238,697
*	Cognos, Inc.	10,300	392,767
*	Compton Petroleum Corp.	10,000	91,655
	Corus Entertainment, Inc. Class B Non-Voting	4,300	172,427
*	Domtar, Inc.	20,100	168,417
*	Duvernay Oil Corp.	5,400	148,666
*	Eldorado Gold Corp.	37,800	226,231
#	Emera, Inc.	4,200	72,897
	Empire Co., Ltd. Class A Non-Voting	2,600	93,032
#	Enbridge, Inc.	38,977	1,238,693
	EnCana Corp.	105,300	5,119,150
	Ensign Energy Services, Inc.	13,500	217,344
#	Fairfax Financial Holdings, Inc. Subordinate Voting	2,100	405,672
	Finning International, Inc.	9,300	414,667

4

*	First Calgary Petroleums, Ltd. Class A	25,700	$135,356
	First Quantum Minerals, Ltd.	8,400	488,013
#	Fortis, Inc.	12,200	274,437
	Four Seasons Hotels, Inc.	2,800	226,925
	George Weston, Ltd.	6,700	406,720
	Gerdau Ameristeel Corp.	14,100	154,671
*	Gildan Activewear, Inc.	6,300	325,504
	Goldcorp, Inc.	87,620	2,352,315
#	Great West Lifeco, Inc.	33,700	1,045,345
#	Husky Energy, Inc.	15,900	1,032,494
	IAMGOLD Corp.	36,600	307,921
#	IGM Financial, Inc.	12,900	555,993
#	Imperial Oil, Ltd.	41,727	1,492,696
	Industrial Alliance Insurance & Financial Services, Inc.	5,900	182,811
	ING Canada, Inc.	13,600	608,140
	Inmet Mining Corp.	5,400	273,647
	Ipsco, Inc.	5,328	579,903
*	Ivanhoe Mines, Ltd.	12,400	124,785
	Jean Coutu Group PJC, Inc. Class A Subordinate Voting	16,500	209,071
*	Kinross Gold Corp.	65,112	914,109
*	Lionore Mining International, Ltd.	47,600	642,616
	Loblaw Companies, Ltd.	13,600	539,186
*	MacDonald Dettweiler & Associates, Ltd.	4,600	188,507
	Magna International, Inc. Class A	13,080	962,100
#	Manitoba Telecom Services, Inc.	2,400	94,596
#	Manulife Financial Corp.	196,798	6,612,655
	MDS, Inc.	15,179	283,308
*	Meridian Gold, Inc.	10,400	285,609
	Methanex Corp.	11,600	293,471
#	Metro, Inc. Class A Subordinate Voting	12,400	416,867
*	MGM Energy Corp.	316	1,472
	Mi Developments, Inc.	5,100	187,500
#	National Bank of Canada	19,300	1,079,189
	New Maple Leaf Foods, Inc.	6,700	82,833
	Nexen, Inc.	30,075	1,725,404
	Niko Resources, Ltd.	4,200	299,487
	Norbord, Inc.	2,400	18,160
*	Nortel Networks Corp.	65,860	1,975,913
	Northbridge Financial Corp.	2,700	70,478
#	Nova Chemicals Corp.	6,300	198,976
	Novelis, Inc.	7,800	342,117
	Onex Corp.	11,800	301,154
*	OPTI Canada, Inc.	18,400	307,558
*	Pan Amer Silver Corp.	6,300	189,334
*	Paramont Resources, Ltd. Class A	7,900	128,537
	Petro-Canada	61,000	2,260,380
	Potash Corp. of Saskatchewan, Inc.	13,000	2,047,922
#	Power Corp. of Canada, Ltd.	37,800	1,249,119
#	Power Financial Corp.	28,400	973,700
	Quebecor World, Inc.	8,800	116,546
	Quebecor, Inc. Class B Subordinate Voting	4,500	153,668
	Reitmans Canada, Ltd.	4,500	83,567
*	Research In Motion, Ltd.	19,600	2,755,328
	Ritchie Brothers Auctioneers, Inc.	3,000	171,571

5

	Rogers Communications, Inc. Class B Non-Voting	59,800	$1,952,090
*	RONA, Inc.	12,100	243,117
	Rothmans, Inc.	1,200	20,571
#	Royal Bank of Canada	219,759	10,204,439
	Russel Metals, Inc.	6,600	155,181
	Saputo, Inc.	5,100	182,922
	Shaw Communictions, Inc. Class B Non-Voting	21,600	745,178
	Shawcor, Ltd.	6,000	124,145
#	Shell Canada, Ltd.	26,400	1,007,380
	Sherritt International Corp.	14,600	185,121
	Shoppers Drug Mart Corp.	23,400	1,022,550
*	Silver Wheaton Corp.	19,000	190,227
	SNC-Lavalin Group, Inc.	19,100	580,381
	Sobeys, Inc.	2,400	85,978
#	Sun Life Financial, Inc.	73,300	3,167,392
	Suncor Energy, Inc.	59,142	4,204,058
	Talisman Energy, Inc.	136,000	2,348,837
#	Teck Cominco Class B	27,330	1,924,970
	Telus Corp.	17	822
#	The Thomson Corp.	31,000	1,250,496
	Toromont Industries, Ltd.	4,900	109,345
#	Toronto Dominion Bank	93,315	5,584,060
	Torstar Corp. Class B Non-Voting	5,800	90,055
#	Transalta Corp.	23,300	480,901
#	TransCanada Corp.	64,662	2,063,810
	Transcontinental, Inc. Class A	6,600	121,436
	Trican Well Service, Ltd.	12,100	242,807
	TSX Group, Inc.	8,000	332,969
*	UTS Energy Corp.	41,100	140,209
	West Fraser Timber Co., Ltd.	3,000	113,270
*	Western Oil Sands, Inc. Series A	17,200	476,471
	Yamana Gold, Inc.	26,000	381,686

TOTAL — CANADA			126,540,773

DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
	A P Moller - Maersk A.S.	325	3,340,988
*	Alm. Brand A.S.	2,100	148,822
#	Bang & Olufsen Holding A.S. Series B	1,150	138,533
	Carlsberg A.S. Series B	3,475	358,381
	Codan A.S.	1,450	120,309
#	Coloplast A.S.	3,540	295,273
*	Dampskibsselskabet Norden A.S.	180	168,880
#	Dampskibsselskabet Torm A.S.	1,700	111,213
#	Danisco A.S.	6,350	506,185
	Danske Bank A.S.	53,356	2,462,153
	DSV A.S.	2,780	478,668
	East Asiatic Co., Ltd.	2,525	110,997
	FLSmidth & Co. A.S.	4,500	289,404
*	Genmab A.S.	2,400	141,846
#	GN Great Nordic A.S.	21,220	306,320
	Group 4 Securicor PLC	28,536	104,547
	H. Lundbeck A.S.	17,802	475,276

6

*	Jyske Bank A.S.	7,260	$557,691
	NKT Holding A.S.	2,000	162,072
	Novo-Nordisk A.S. Series B	24,250	2,082,086
	Novo-Nordisk A.S. Sponsored ADR	3,800	324,938
	Novozymes A.S. Series B	4,880	419,610
	Rockwool International A.S.	400	71,199
	Sydbank A.S.	5,940	310,445
*	Topdanmark A.S.	2,400	426,615
*	Vestas Wind Systems A.S.	21,466	996,891
*	William Demant Holding	3,260	266,604

TOTAL — DENMARK			15,175,946

FINLAND — (1.2%)
COMMON STOCKS — (1.2%)
	Cargotec Oyj Series B	3,100	183,005
#	Elisa Oyj	17,663	521,802
	Fortum Oyj	113,088	3,123,019
#	Kesko Oyj	9,200	484,907
#	Kone Oyj Series B	10,280	588,863
*	Metso Corp. Sponsored ADR	2,600	128,544
	Metso Oyj	10,444	517,062
#	Neste Oil Oyj	28,272	908,720
	Nokia Oyj	422,721	9,226,636
	Nokia Oyj Sponsored ADR	28,200	615,606
	Nokian Renkaat Oyj	8,700	212,415
#	OKO Bank P.L.C. Class A	8,700	149,365
*	Oriola-KD Oyj	4,200	17,725
# *	Oriola-KD Oyj	6,900	29,201
*	Orion Oyj Series A	4,200	93,030
*	Orion Oyj Series B	13,500	297,307
	Outokumpu Oyj Series A	19,700	734,271
#	Rautaruukki Oyj Series K	8,700	398,574
	Sampo Oyj	61,500	1,715,924
	SanomaWSOY Oyj	15,794	451,689
	Stockmann Oyj Abp Series A	1,020	45,053
	Stockmann Oyj Abp Series B	1,950	86,394
	Stora Enso Oyj Series R	67,900	1,117,465
	TietoEnator Oyj	7,060	198,641
#	UPM-Kymmene Oyj	45,800	1,190,964
	UPM-Kymmene Oyj Sponsored ADR	9,900	256,806
	Wartsila Corp. Oyj Series B	6,750	403,753
#	YIT Oyj	11,100	361,942

TOTAL — FINLAND			24,058,683

FRANCE — (8.0%)
COMMON STOCKS — (8.0%)
	Accor SA	22,752	2,005,745
	Air France-KLM	24,260	1,051,526
	Air Liquide SA	12,743	2,917,414
	Air Liquide SA Primes De Fid 02	12,644	2,899,222
	Alcatel-Lucent SA	135,772	1,731,449
*	Alstom SA	12,038	1,451,178

7

#	Assurances Generales de France (AGF)	15,535	$2,619,634
*	Atos Origin	7,666	414,258
	AXA SA	169,056	7,189,056
	AXA SA ADR	26,700	1,139,823
*	BioMerieux	1,600	132,742
	BNP Paribas SA	100,729	10,503,683
	Bourbon SA	5,080	302,601
	Bouygues SA	25,936	1,805,998
# *	Business Objects SA	6,803	246,192
*	Business Objects SA ADR	7,000	252,700
	Capgemini SA	16,015	1,118,384
	Carrefour SA	66,715	4,450,309
	Casino Guichard Perrachon SA	10,202	877,508
	Cie Generale D’Optique Essilor Intenational SA	10,525	1,199,746
	Ciments Francais SA	1,006	212,583
#	Clarins SA	1,524	111,816
	CNP Assurances	5,040	564,239
	Compagnie de Saint-Gobain	36,379	3,381,982
*	Compagnie Generale de Geophysique-Veritas SA	4,305	883,279
	Credit Agricole SA	75,577	3,010,739
	Dassault Systemes SA	9,666	492,244
	Dior (Christian) SA	17,202	2,030,526
	Eiffage SA	6,330	635,115
	Esso SA	286	67,653
# *	Establissements Maurel Et Prom	3,414	70,802
	Euler Hermes SA	3,120	441,284
#	European Aeronautic Defence & Space Co.	25,278	863,954
	Fimalac SA	3,197	293,730
	France Telecom SA	231,887	6,280,733
	Generale des Establissements Michelin SA Series B	15,210	1,580,019
	Groupe Danone	26,403	4,175,518
	Groupe Danone ADR	5,300	180,253
	Havas SA	27,830	159,926
	Hermes International SA	12,027	1,570,324
	Iliad SA	4,500	471,111
#	Imerys SA	5,342	475,884
	JC Decaux SA	18,441	526,245
	Klepierre SA	1,862	366,515
	LaFarge SA	17,353	2,589,439
	Lafarge SA Prime Fidelity	8,912	1,333,274
	Lagardere S.C.A. SA	10,889	835,320
#	L’Oreal SA	64,016	6,692,736
	LVMH (Louis Vuitton Moet Hennessy)	43,990	4,864,404
#	M6 Metropole Television	10,023	355,377
*	Natixis	34,900	922,288
	Neopost SA	3,543	455,917
	Nexans SA	2,498	308,842
	Pernod-Ricard SA	9,498	1,958,333
	Peugeot SA	16,477	1,110,966
#	PPR SA	9,979	1,498,578
	Publicis Groupe	14,334	641,931
	Remy Cointreau SA	2,257	149,438
	Renault SA	21,309	2,530,130
*	Rhodia SA	124,925	435,843

8

#	Safran SA	16,219	$371,611
	Sanofi - Aventis	111,839	9,496,477
	Sanofi - Aventis ADR	8,000	339,280
	Schneider Electric SA	25,220	3,056,683
*	SCOR SA	8	20
#	SCOR SA	7,570	192,340
	SEB SA Prime Fidelity	990	164,327
	Societe BIC SA	3,600	245,914
	Societe Generale Paris	42,394	7,129,458
	Societe Television Francaise 1	17,323	583,200
	Sodexho Alliance SA	11,496	793,159
	STMicroelectronics NV	24,397	473,151
	Suez (ex Suez Lyonnaise des Eaux)	98,301	4,748,976
	Technip SA	8,071	540,479
	Technip SA ADR	2,500	167,475
	Thales SA	16,134	829,909
	Thomson	20,078	376,913
*	Thomson Sponsored ADR	4,800	90,048
	Total SA	235,328	15,849,933
	Total SA Sponsored ADR	16,800	1,130,976
#	Unibail SA	4,413	1,273,776
#	Valeo SA	6,734	331,113
	Vallourec (Usines A Tubes de Lorraine Escaut et Vallourec Reunies)	4,085	1,007,759
	Veolia Environnement SA	34,982	2,462,815
	Vinci SA	24,590	3,398,743
	Vivendi SA	134,745	5,316,354
	Wendel Investissement	4,149	623,320
	Zodiac SA	4,549	309,033

TOTAL — FRANCE			161,141,700

GERMANY — (6.2%)
COMMON STOCKS — (6.2%)
	Adidas-Salomon AG	25,189	1,234,755
	Allianz SE	40,153	8,634,811
*	Allianz SE ADR	107,286	2,309,868
#	Altana AG	14,018	849,755
#	AMB Generali Holding AG	5,721	851,503
	BASF AG	54,907	5,585,354
	BASF AG Sponsored ADR	3,200	325,472
	Bayer AG	67,562	3,883,147
	Bayer AG Sponsored ADR	19,800	1,138,302
	Bayerische Motoren Werke (BMW) AG	59,234	3,423,341
	Beiersdorf AG	34,704	2,241,805
	Bilfinger Berger AG	2,814	235,201
	Celesio AG	19,324	1,095,739
	Commerzbank AG	72,292	2,971,484
	Continental AG	15,492	1,929,913
#	DaimlerChrysler AG	90,972	6,194,409
#	Deutsche Bank AG	50,797	6,673,637
	Deutsche Bank AG ADR	17,602	2,311,319
	Deutsche Boerse AG	11,322	2,273,229
	Deutsche Lufthansa AG	43,579	1,181,390

9

	Deutsche Post AG	142,508	$4,573,724
*	Deutsche Postbank AG	9,300	781,556
	Deutsche Telekom AG	354,516	6,359,620
	E.ON AG	65,458	8,572,942
	E.ON AG ADR	30,450	1,327,924
#	Fraport AG	9,524	783,672
# *	Freenet.De AG	2,562	83,355
	Fresenius Medical Care AG & Co.	6,632	941,550
	GEA Group AG	14,061	325,611
*	Hannover Rueckversicherung AG	12,626	540,420
	Heidelberger Druckmaschinen AG	6,690	284,945
	Henkel KGAA	4,250	536,936
	Hochtief AG	7,146	628,054
	Hugo Boss AG	808	45,534
	Hypo Real Estate Holding AG	14,782	934,937
# *	IKB Deutsche Industriebank AG	7,069	276,454
*	Infineon Technologies AG	62,295	955,514
*	Infineon Technologies AG ADR	21,400	327,848
	IVG Immobilien AG	9,036	398,039
	K&S AG	4,983	538,426
*	KarstadtQuelle AG	10,229	356,460
*	Lanxess AG	4,179	207,550
	Linde AG	11,612	1,177,829
	MAN AG	17,073	1,835,689
	Merck KGAA	4,005	504,526
	Metro AG	36,404	2,515,280
	Munchener Rueckversicherungs-Gesellschaft AG	24,723	3,960,813
	Puma AG Rudolf Dassler Sport	1,390	493,698
	Rheinmetall AG	3,270	263,500
	Rhoen-Klinikum AG	5,477	295,267
	RWE AG	800	73,043
	RWE AG (Neu) Series A	52,926	5,417,982
	Salzgitter AG	4,300	535,072
	SAP AG	103,984	4,786,277
*	SAP AG Sponsored ADR	2,600	119,522
	Siemens AG	83,409	8,790,446
	Siemens AG ADR	19,600	2,070,544
	Stada Arzneimittel AG	5,639	323,522
#	Suedzucker AG	20,328	432,458
#	ThyssenKrupp AG	44,279	2,166,167
#	TUI AG	28,417	661,836
	United Internet AG	14,268	258,512
#	Volkswagen AG	24,379	3,065,909

TOTAL — GERMANY			124,873,397

GREECE — (0.5%)
COMMON STOCKS — (0.5%)
	Agricultural Bank of Greece S.A.	38,356	198,096
	Alpha Bank A.E.	42,816	1,321,895
	Coca-Cola Hellenic Bottling Co. S.A.	16,870	653,533
	Cosmote Mobile Telecommunications S.A.	21,450	624,709
	EFG Eurobank Ergasias S.A.	25,044	929,577
*	Emporiki Bank of Greece S.A.	7,020	199,526

10

	Hellenic Petroleum S.A.	15,660	$213,083
*	Hellenic Telecommunication Organization Co. S.A.	33,920	920,253
	Motor Oil (Hellas) Corinth Refineries S.A.	9,785	253,725
	National Bank of Greece	35,025	1,815,935
	National Bank of Greece S.A. ADR	35,000	366,100
	Piraeus Bank S.A.	23,143	797,595
	Public Power Corp.	15,920	412,201
	Titan Cement Co. S.A.	9,080	520,128

TOTAL — GREECE			9,226,356

HONG KONG — (1.6%)
COMMON STOCKS — (1.6%)
#	ASM Pacific Technology, Ltd.	17,000	99,137
	Bank of East Asia, Ltd.	161,747	927,024
#	Cathay Pacific Airways, Ltd.	221,000	552,677
	Chaoda Modern Agriculture (Holdings), Ltd.	216,000	156,072
	Cheung Kong Holdings, Ltd.	167,600	2,055,511
#	Cheung Kong Infrastructure Holdings, Ltd.	129,000	452,539
*	China Agri-Industries, Ltd.	118,000	52,710
	China Mengniu Dairy Co., Ltd.	134,000	369,098
	China Merchants Holdings (International) Co., Ltd.	109,493	426,426
	China Netcom Group Corp. (Hong Kong), Ltd.	389,000	918,427
	China Overseas Land & Investment, Ltd.	344,000	346,984
	China Resources Land, Ltd.	200,000	205,165
	China Resources Power Holdings Co., Ltd.	176,000	247,586
	China State Construction International Holdings, Ltd.	1,111	768
	China Travel International Investment Hong Kong, Ltd.	218,000	95,603
	China Unicom, Ltd.	642,000	810,558
	CITIC International Financial Holdings, Ltd.	84,000	66,231
	Citic Pacific, Ltd.	143,000	480,849
	CLP Holdings, Ltd.	199,900	1,467,810
	CNOOC, Ltd.	2,166,500	1,739,814
	CNPC (Hong Kong), Ltd.	190,000	90,517
	COFCO International, Ltd.	118,000	98,497
	Dah Sing Banking Group, Ltd.	70,720	148,781
	Dah Sing Financial Holdings, Ltd.	12,059	104,795
	Esprit Holdings, Ltd.	107,041	1,115,452
	First Pacific Co., Ltd.	202,000	114,543
# *	Foxconn International Holdings, Ltd.	452,000	1,194,236
*	Galaxy Entertainment Group, Ltd.	144,000	153,726
	Giordano International, Ltd.	98,000	45,686
	Global Bio-Chem Technology Group Co., Ltd.	108,000	29,813
	GOME Electrical Appliances Holdings, Ltd.	82,000	90,943
	Great Eagle Holdings, Ltd.	26,000	90,795
	Guangzhou Investment Co., Ltd.	624,000	142,168
	Hang Lung Group, Ltd.	84,000	274,993
	Hang Lung Properties, Ltd.	192,000	504,535
	Hang Seng Bank, Ltd.	131,100	1,785,339
	Henderson Investment, Ltd.	137,000	250,111
	Henderson Land Development Co., Ltd.	117,000	663,304
#	Hengan International Group Co., Ltd.	48,000	132,855
	Hong Kong and China Gas Co., Ltd.	397,000	866,773
	Hong Kong and Shanghai Hotels, Ltd.	67,834	112,000

11

	Hong Kong Electric Holdings, Ltd.	155,207	$785,852
	Hopewell Highway Infrastructure, Ltd.	236,000	213,298
	Hopewell Holdings, Ltd.	59,000	227,297
	Hopson Development Holdings, Ltd.	50,000	115,346
*	Hutchison Telecommunications International, Ltd.	184,000	383,212
#	Hutchison Whampoa, Ltd.	256,500	2,442,608
	Hysan Development Co., Ltd.	55,008	151,223
	Industrial & Commercial Bank of China (Asia), Ltd.	24,000	51,912
	Johnson Electric Holdings, Ltd.	168,000	122,510
#	Kerry Properties, Ltd.	42,263	209,641
#	Kingboard Chemical Holdings, Ltd.	80,000	336,239
	Kowloon Development Co., Ltd.	85,500	160,390
#	Lee & Man Paper Manufacturing, Ltd.	78,000	182,696
#	Lenova Group, Ltd.	302,000	116,042
	Li & Fung, Ltd.	216,000	686,722
#	Li Ning Co., Ltd.	62,000	116,433
	Lifestyle International Holdings, Ltd.	66,000	202,829
	Melco International Development, Ltd.	56,000	107,866
	MTR Corp., Ltd.	232,795	614,696
	New World China Land, Ltd.	165,200	90,432
	New World Development Co., Ltd.	163,858	360,540
	NWS Holdings Ltd.	94,797	230,247
	PCCW, Ltd.	371,265	218,607
	Prime Success International Group, Ltd.	130,000	137,523
	Shanghai Industrial Holdings, Ltd.	39,000	91,122
	Shangri-La Asia, Ltd.	148,913	386,006
	Shun Tak Holdings, Ltd.	80,000	118,807
	Sino Land Co., Ltd.	188,317	433,181
#	Sinofert Holdings, Ltd.	264,000	140,065
	Sun Hung Kai & Co., Ltd.	112,000	101,610
	Sun Hung Kai Properties, Ltd.	150,706	1,784,124
	Techtronic Industries Co., Ltd.	86,500	118,428
	Television Broadcasts, Ltd.	25,000	162,548
	Texwinca Holdings, Ltd.	34,000	24,210
	Tingyi (Cayman Islands) Holding Corp.	118,000	127,732
	Transport International Holdings, Ltd.	17,600	98,458
	Vtech Holdings, Ltd.	15,000	97,764
	Wharf Holdings, Ltd.	136,542	483,812
	Wheelock and Co., Ltd.	70,000	147,771
	Wheelock Properties, Ltd.	110,000	113,452
	Wing Hang Bank, Ltd.	16,500	186,992
	Wing Lung Bank, Ltd.	8,000	83,809
	Yue Yuen Industrial (Holdings), Ltd.	78,500	271,353

TOTAL — HONG KONG			32,716,256

IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
	Allied Irish Banks P.L.C.	83,158	2,442,163
	Allied Irish Banks P.L.C. ADR	10,100	601,556
	Anglo Irish Bank Corp. P.L.C.	81,091	1,723,675
	Bank of Ireland P.L.C.	93,852	2,138,392
	Bank of Ireland P.L.C. Sponsored ADR	3,300	301,983
	C&C Group P.L.C.	39,442	545,257

12

	CRH P.L.C.	50,877	$2,118,898
	CRH P.L.C. Sponsored ADR	7,850	333,154
*	Elan Corp. P.L.C.	38,336	494,209
*	Elan Corp. P.L.C. ADR	5,700	73,758
	Grafton Group P.L.C.	10,579	166,420
	IAWS Group P.L.C.	9,927	230,619
	Independent News & Media P.L.C.	79,351	345,604
	Irish Life & Permanent P.L.C.	30,976	875,722
	Kerry Group P.L.C.	22,953	606,216
	Kingspan Group P.L.C.	17,738	482,763
*	Ryanair Holdings P.L.C.	33,520	255,505

TOTAL — IRELAND			13,735,894

ITALY — (3.2%)
COMMON STOCKS — (3.2%)
	ACEA SpA	7,694	136,523
#	AEM SpA	102,681	345,322
#	Alleanza Assicurazioni SpA	52,431	673,062
	ASM SpA	74,248	436,653
	Assicurazioni Generali SpA, Trieste	109,164	4,677,626
	Autogrill SpA, Novara	14,752	265,956
	Autostrade SpA	40,846	1,229,625
	Banca CR Firenze	117,766	415,752
*	Banca Italease	4,000	272,883
#	Banca Monte Dei Paschi di Siena SpA	176,149	1,134,595
	Banca Popolare di Milano Scarl	41,017	634,056
*	Banca Popolare Italiana	52,818	794,250
	Banche Popolari Unite Scpa	38,818	1,101,515
	Banco Popolare di Verona e Novara SpA	40,093	1,211,599
	Benetton Group SpA	5,718	93,993
	Bulgari SpA	16,639	239,494
	Buzzi Unicem SpA	11,057	323,465
	Capitalia SpA	178,013	1,528,733
	CIR SpA (Cie Industriale Riunite), Torino	34,312	131,958
	Compagnia Assicuratrice Unipol SpA	114,185	440,013
	Credito Bergamasco SpA	3,418	149,350
	Credito Emiliano SpA	25,277	382,874
	Davide Campari - Milano SpA	26,746	271,023
	Enel SpA	461,796	4,822,595
	Enel SpA Sponsored ADR	9,800	511,952
	Eni SpA	285,395	8,740,876
	Eni SpA Sponsored ADR	11,000	673,530
	ERG SpA	4,499	110,932
	Fastweb	6,895	359,108
# *	Fiat SpA	59,319	1,404,539
*	Fiat SpA Sponsored ADR	4,000	95,200
#	Fondiaria - Sai SpA	7,144	325,587
*	Geox SpA	11,000	179,168
#	Gruppo Editoriale L’Espresso SpA	21,573	113,062
	Hera SpA	76,919	315,792
	Intesa Sanpaolo SpA	874,817	6,353,037
*	Intesa Sanpaolo Sponsored ADR	13,601	601,844
#	Italcementi SpA	8,940	267,954

13

	Italmobiliare SpA	449	$50,897
	Lottomatica SpA	6,664	262,681
	Luxottica Group SpA	40,566	1,271,144
	Mediaset SpA	83,030	961,996
	Mediobanca SpA	52,269	1,169,190
	Mediolanum SpA	44,701	371,014
	Milano Assicurazioni SpA	14,260	119,266
#	Mondadori (Arnoldo) Editore SpA	13,860	143,116
	Pirelli & C.Real Estate SpA	1,079	76,071
	Saipem SpA	30,650	823,699
	Seat Pagine Gialle SpA	429,123	263,225
	Snam Rete Gas SpA	142,784	852,149
#	Societe Cattolica di Assicurazoni Scarl SpA	4,390	264,447
#	Telecom Italia Media SpA	107,998	48,210
	Telecom Italia SpA	873,104	2,639,485
*	Telecom Italia SpA Sponsored ADR	32,180	975,698
	Terna SpA	105,000	364,343
	Tod’s SpA	1,437	121,106
	UniCredito Italiano SpA	1,207,251	11,149,459
	Valentino Fashion Group SpA	6,000	247,854
TOTAL COMMON STOCKS			63,940,546

PREFERRED STOCKS — (0.0%)
*	Fiat SpA	3,000	59,113

TOTAL — ITALY			63,999,659

JAPAN — (20.1%)
COMMON STOCKS — (20.1%)
	Adeka Corp.	8,000	91,877
#	Aderans Co., Ltd.	3,200	82,838
	Advantest Corp.	14,740	682,137
	Advantest Corp. ADR	1,600	74,112
#	AEON Co., Ltd.	80,100	1,669,067
	Aeon Mall Co., Ltd.	11,200	342,775
#	Aichi Steel Corp.	10,000	66,474
	Aioi Insurance Co., Ltd.	63,000	457,957
	Air Water, Inc.	9,000	103,882
	Aisin Seiki Co., Ltd.	25,600	887,747
	Ajinomoto Co., Inc.	69,000	853,819
	Alfresa Holdings Corp.	2,400	159,165
	All Nippon Airways Co., Ltd.	190,000	745,190
	Alpine Electronics, Inc.	2,500	47,008
	Alps Electric Co., Ltd.	17,000	203,948
	Amada Co., Ltd.	41,000	466,492
#	Amano Corp.	5,000	61,827
	AOC Holdings, Inc.	3,600	61,105
	Aoyama Trading Co., Ltd.	5,500	174,191
	Asahi Breweries, Ltd.	42,900	704,900
	Asahi Glass Co., Ltd.	117,000	1,572,784
	Asahi Kasei Corp.	131,000	959,711
	Asatsu-Dk, Inc.	2,600	80,974
	Asics Corp.	16,000	187,803

14

	Astellas Pharma, Inc.	61,255	$2,689,349
	Autobacs Seven Co., Ltd.	2,500	99,688
	Bank of Yokohama, Ltd.	155,000	1,271,936
	Benesse Corp.	7,700	296,793
#	Bosch Corp.	30,000	148,630
	Bridgestone Corp.	75,000	1,574,315
	Brother Industries, Ltd.	25,000	329,792
	Calsonic Kansei Corp.	15,000	77,999
	Canon Electronics, Inc.	6,000	201,977
	Canon Marketing Japan, Inc.	7,000	152,235
	Canon, Inc.	127,500	6,905,913
	Canon, Inc. ADR	2,950	159,506
	Casio Computer Co., Ltd.	23,000	508,167
	Central Glass Co., Ltd.	14,000	93,716
	Central Japan Railway Co.	254	3,055,836
	Chiyoda Corp.	13,000	288,734
	Chubu Electric Power Co., Ltd.	82,700	2,795,562
	Chudenko Corp.	2,700	45,010
#	Chugai Pharmaceutical Co., Ltd.	54,600	1,353,401
#	Circle K Sunkus Co., Ltd.	5,100	94,826
#	Citizen Watch Co., Ltd.	38,000	359,109
#	CMK Corp.	3,000	33,526
#	Coca-Cola West Japan Co., Ltd.	4,600	103,218
	Comsys Holdings Corp.	11,000	128,276
	Cosmo Oil Co., Ltd.	74,000	314,350
	Credit Saison Co., Ltd.	17,300	569,623
	CSK Holdings Corp.	6,100	268,052
#	Culture Convenience Club Co., Ltd.	12,000	72,573
	Dai Nippon Printing Co., Ltd.	78,000	1,180,008
	Dai Nippon Screen Mfg. Co., Ltd.	19,000	156,184
	Dai Nippon Sumitomo Pharma Co., Ltd.	23,000	255,229
	Daibiru Corp.	9,000	123,947
	Daicel Chemical Industries, Ltd.	28,000	201,886
#	Daido Steel Co., Ltd.	37,000	266,123
	Daifuku Co., Ltd.	6,000	90,018
	Daihatsu Motor Co., Ltd.	36,000	361,484
	Daiichi Sankyo Co, Ltd.	53,546	1,728,600
	Daikin Industries, Ltd.	25,000	893,436
*	Daikyo, Inc.	13,000	74,793
#	Daimaru, Inc.	21,000	292,155
	Dainippon Ink & Chemicals, Inc.	94,000	383,283
#	Daio Paper Corp.	8,000	69,156
	Daito Trust Construction Co., Ltd.	9,800	472,623
	Daiwa House Industry Co., Ltd.	57,000	1,022,387
	Daiwa Securities Co., Ltd.	159,000	2,023,594
	Denki Kagaku Kogyo KK	74,000	335,763
	Denso Corp.	78,000	3,038,843
	Dentsu, Inc.	242	673,831
	Diamond City Co., Ltd.	4,600	108,075
	Disco Corp.	1,700	102,597
	Don Quijote Co., Ltd.	4,200	82,736
	Dowa Holdings Co., Ltd.	24,000	249,107
	East Japan Railway Co.	401	3,084,908
#	Ebara Corp.	54,000	253,740

15

	Edion Corp.	11,800	$169,572
	Eisai Co., Ltd.	30,200	1,537,496
	Electric Power Development Co., Ltd.	19,000	962,058
# *	Elpida Memory, Inc.	11,000	494,914
	Exedy Corp.	3,000	92,303
	Ezaki Glico Co., Ltd.	10,000	122,587
#	FamilyMart Co., Ltd.	6,000	164,928
	Fancl Corp.	5,100	77,402
	Fanuc, Ltd.	20,800	1,860,420
#	Fast Retailing Co., Ltd.	10,200	834,127
	Fuji Electric Holdings Co., Ltd.	64,000	314,530
	Fuji Heavy Industries, Ltd.	68,000	371,748
	Fuji Soft, Inc.	2,600	75,955
	FUJIFILM Holdings Corp.	62,000	2,656,007
	Fujikura, Ltd.	39,000	274,527
	Fujitsu, Ltd.	221,440	1,539,480
#	Fukuyama Transporting Co., Ltd.	11,000	44,933
#	Funai Electric Co., Ltd.	2,500	240,982
	Furukawa Electric Co., Ltd.	70,000	464,692
	Futaba Corp.	3,600	84,273
	Futaba Industrial Co., Ltd.	4,400	104,950
	Glory, Ltd.	6,200	123,650
	GMO Internet, Inc.	2,000	19,393
	Goldcrest Co., Ltd.	1,600	92,600
#	Gulliver International Co., Ltd.	340	24,578
	Gunze, Ltd.	19,000	108,884
*	Hakuhodo Dy Holdings, Inc.	3,000	203,645
#	Hamamatsu Photonics K.K.	9,400	276,613
	Hankyu Department Stores, Inc.	13,000	120,909
	Hankyu Hanshin Holdings, Inc.	132,000	889,208
*	Haseko Corp.	126,500	488,027
#	Heiwa Corp.	6,700	85,240
#	Hikari Tsushin, Inc.	3,800	172,424
#	Hino Motors, Ltd.	53,000	294,941
	Hirose Electric Co., Ltd.	3,700	467,139
	Hisamitsu Pharmaceutical Co., Inc.	5,000	152,630
	Hitachi Cable, Ltd.	18,000	108,529
	Hitachi Chemical Co., Ltd.	17,700	413,335
	Hitachi Construction Machinery Co., Ltd.	12,000	344,893
	Hitachi High-Technologies Corp.	12,700	356,568
	Hitachi Koki Co., Ltd.	6,000	96,543
	Hitachi Kokusai Electric, Inc.	12,000	144,709
#	Hitachi Maxell, Ltd.	3,700	50,901
	Hitachi Metals, Ltd.	25,000	296,733
	Hitachi Software Engineering Co., Ltd.	3,000	58,644
	Hitachi Transport System, Ltd.	11,000	125,387
	Hitachi, Ltd.	359,000	2,506,303
	Hitachi, Ltd. ADR	4,300	298,850
	Hokkaido Electric Power Co., Inc.	21,100	578,349
#	Hokkoku Bank, Ltd.	22,000	92,962
	Hokuetsu Paper Mills, Ltd.	18,000	101,183
	Hokuhoku Financial Group, Inc.	171,000	646,301
	Hokuriku Electric Power Co., Inc.	20,200	514,561
	Honda Motor Co., Ltd.	167,600	6,228,861

16

	Honda Motor Co., Ltd. ADR	16,400	$608,932
	Horiba, Ltd.	4,000	130,834
	House Foods Corp.	14,800	258,273
	Hoya Corp.	46,400	1,608,176
	Ibiden Co., Ltd.	13,600	683,971
*	INPEX Holdings, Inc.	23	193,196
	Isetan Co., Ltd.	22,900	418,929
#	Ishikawajima-Harima Heavy Industries Co., Ltd.	152,000	611,039
	Isuzu Motors, Ltd.	138,000	722,274
	ITO EN, Ltd.	5,600	182,480
	Itochu Corp.	177,000	1,715,246
	Itochu Techno-Solutions Corp.	4,200	203,642
	Izumi Co., Ltd.	5,000	94,364
*	Japan Airlines System Corp.	252,000	559,079
	Japan Airport Terminal Co., Ltd.	7,000	102,026
	Japan Aviation Electronics Industry, Ltd.	6,000	76,355
#	Japan Petroleum Exploration Co., Ltd.	6,000	409,189
	JFE Holdings, Inc.	65,500	4,051,512
	JFE Shoji Holdings, Inc.	15,000	79,814
	JGC Corp.	23,000	349,671
	Joint Corp.	5,200	208,846
	JS Group Corp.	28,740	647,329
	JSR Corp., Tokyo	18,500	429,482
	JTEKT Corp.	19,560	347,050
	Juroku Bank, Ltd.	27,000	160,929
#	Kagome Co., Ltd.	4,900	77,021
	Kajima Corp.	106,000	564,110
	Kamigumi Co., Ltd.	30,000	267,667
	Kandenko Co., Ltd.	8,000	50,664
	Kaneka Corp.	37,000	346,703
	Kansai Electric Power Co., Inc.	97,000	2,896,890
	Kansai Paint Co., Ltd.	20,000	175,210
	Kao Corp.	59,000	1,725,922
	Katokichi Co., Ltd.	9,300	69,607
	Kawasaki Heavy Industries, Ltd.	158,000	647,860
#	Kawasaki Kisen Kaisha, Ltd.	64,000	639,684
	KDDI Corp.	344	2,687,902
	Keihin Corp.	4,100	99,043
#	Keihin Electric Express Railway Co., Ltd.	42,000	346,225
	Keio Corp.	68,000	479,092
	Keisei Electric Railway Co., Ltd.	39,000	269,479
	Keyence Corp.	4,020	948,675
#	Kikkoman Corp.	18,000	255,952
	Kinden Corp.	14,000	109,247
#	Kintetsu Corp.	181,280	598,985
	Kirin Brewery Co., Ltd.	96,000	1,485,130
	Kissei Pharmaceutical Co., Ltd.	4,000	72,124
#	Kobayashi Pharmaceutical Co., Ltd.	2,700	102,904
	Kobe Steel, Ltd.	330,000	1,330,429
#	Koei Co., Ltd.	3,640	64,357
	Koito Manufacturing Co., Ltd.	7,000	100,305
#	Kokuyo Co., Ltd.	8,000	107,711
	Komatsu, Ltd.	108,000	2,416,796
#	Komeri Co., Ltd.	4,000	131,690

17

	Komori Corp.	6,000	$130,084
	Konami Co., Ltd.	8,600	228,332
*	Konica Minolta Holdings, Inc.	49,000	628,740
	Kose Corp.	3,690	96,927
	Kubota Corp.	112,000	1,116,313
	Kubota Corp. Sponsored ADR	3,645	181,302
	Kuraray Co., Ltd.	44,000	480,615
	Kurita Water Industries, Ltd.	10,300	236,573
	K’s Holdings Corp.	5,280	146,173
	Kyocera Corp.	18,300	1,655,159
	Kyocera Corp. Sponsored ADR	1,600	143,776
	KYORIN Co., Ltd.	6,000	80,884
	Kyowa Exeo Corp.	14,000	157,820
	Kyowa Hakko Kogyo Co., Ltd.	38,000	347,869
	Kyushu Electric Power Co., Inc.	49,500	1,421,111
	Lawson Inc.	8,100	310,896
	Leopalace21 Corp.	15,000	474,581
	Lintec Corp.	4,000	73,895
#	Lion Corp.	19,000	112,043
#	Mabuchi Motor Co., Ltd.	3,400	212,184
#	Maeda Corp.	13,000	52,012
	Makino Milling Machine Co., Ltd.	11,000	139,377
	Makita Corp.	10,000	367,298
	Makita Corp. Sponsored ADR	400	14,592
	Marubeni Corp.	192,000	1,210,428
	Marui Co., Ltd.	35,200	442,191
#	Maruichi Steel Tube, Ltd.	6,000	191,243
#	Matsui Securities Co., Ltd.	9,700	99,117
	Matsumotokiyoshi Co., Ltd.	4,100	96,136
	Matsushita Electric Industrial Co., Ltd.	235,188	4,724,638
	Matsushita Electric Works, Ltd.	79,000	901,623
#	Matsuzakaya Holdings Co., Ltd.	14,000	121,094
	Mazda Motor Corp.	89,000	527,345
	Mediceo Paltac Holdings Co., Ltd.	23,600	441,654
	Meiji Dairies Corp.	21,000	181,937
	Meiji Seika Kaisha, Ltd. Tokyo	28,000	140,733
	Meitec Corp.	3,400	106,705
	Millea Holdings, Inc.	83,000	3,098,985
	Millea Holdings, Inc. ADR	5,000	185,400
	Minebea Co., Ltd.	31,000	205,067
	Miraca Holdings, Inc.	4,500	91,962
*	Misawa Homes Holdings, Inc.	3,000	72,023
	MISUMI Group, Inc.	5,600	98,842
	Mitsubishi Chemical Holdings Corp.	146,990	1,193,824
	Mitsubishi Corp.	168,500	3,926,301
	Mitsubishi Electric Corp.	242,000	2,432,355
	Mitsubishi Estate Co., Ltd.	140,000	4,371,756
	Mitsubishi Gas Chemical Co., Inc.	46,000	501,005
	Mitsubishi Heavy Industries, Ltd.	411,000	2,334,768
	Mitsubishi Logistics Corp.	20,000	348,223
	Mitsubishi Materials Corp.	110,000	507,729
# *	Mitsubishi Motors Corp.	422,000	682,484
	Mitsubishi Rayon Co., Ltd.	66,000	436,369
	Mitsubishi UFJ Financial Group, Inc.	923	11,323,664

18

	Mitsubishi UFJ Financial Group, Inc. ADR	121,000	$1,478,620
	Mitsubishi UFJ Securities Co., Ltd.	66,120	790,367
	Mitsui & Co., Ltd.	161,000	2,893,668
	Mitsui & Co., Ltd. Sponsored ADR	1,160	410,872
	Mitsui Chemicals, Inc.	76,000	660,699
	Mitsui Engineering and Shipbuilding Co., Ltd.	63,000	253,328
	Mitsui Mining and Smelting Co., Ltd.	60,000	340,061
	Mitsui O.S.K. Lines, Ltd.	137,000	1,553,608
	Mitsui Sumitoma Insurance Co., Ltd.	144,790	1,811,484
	Mitsui Trust Holdings, Inc.	86,000	962,932
#	Mitsukoshi, Ltd.	52,000	241,465
#	Mitsumi Electric Co., Ltd.	6,300	187,712
	Mizuho Financial Group, Inc.	1,150	8,079,584
#	Mizuho Investors Securities Co., Ltd.	86,000	214,830
#	Mizuho Trust & Banking Co., Ltd.	667,000	1,537,716
#	Modec, Inc.	1,900	54,246
	Mori Seiki Co., Ltd.	6,400	145,953
	Murata Manufacturing Co., Ltd.	24,100	1,726,101
	Musashino Bank, Ltd.	2,400	115,479
	Nabtesco Corp.	13,000	160,673
#	Nachi-Fujikoshi Corp.	15,000	77,998
	Nagase & Co., Ltd.	10,000	132,093
	Nagoya Railroad Co., Ltd.	103,000	345,590
	Namco Bandai Holdings, Inc.	25,900	381,785
	NEC Corp.	202,000	1,069,999
	NEC Corp. Sponsored ADR	26,546	139,632
	NEC Fielding, Ltd.	2,700	35,167
#	Net One Systems Co., Ltd.	46	57,097
	NGK Insulators, Ltd.	33,000	625,569
	NGK Spark Plug Co., Ltd.	20,000	380,459
	NHK Spring Co., Ltd.	14,000	143,728
	Nichicon Corp.	5,600	75,764
	Nichirei Corp.	48,000	293,064
	Nidec Corp.	11,000	712,976
	Nidec Corp. ADR	1,700	27,455
#	Nidec Sankyo Corp.	11,000	81,620
#	Nifco, Inc.	4,000	102,849
	Nihon Parkerizing Co., Ltd.	5,000	82,951
	Nihon Unisys, Ltd.	4,900	75,172
#	Nikko Cordial Corp.	94,000	911,699
#	Nikon Corp.	29,000	667,189
	Nintendo Co., Ltd.	11,500	3,072,449
	Nippon Electric Glass Co., Ltd.	25,000	613,150
	Nippon Express Co., Ltd.	95,000	608,164
	Nippon Kayaku Co., Ltd.	31,000	267,334
	Nippon Light Metal Co., Ltd.	44,000	135,443
	Nippon Meat Packers, Inc.	17,000	213,004
	Nippon Mining Holdings, Inc.	100,000	836,606
	Nippon Mitsubishi Oil Corp.	140,000	1,022,489
	Nippon Paint Co., Ltd.	23,000	130,062
	Nippon Paper Group, Inc.	90	346,863
	Nippon Seiki Co., Ltd.	7,000	170,190
	Nippon Sheet Glass Co., Ltd.	62,000	319,877
	Nippon Shokubai Co., Ltd.	12,000	131,823

19

	Nippon Steel Corp.	714,000	$4,878,539
	Nippon Suisan Kaisha, Ltd.	30,000	187,306
	Nippon Telegraph & Telephone Corp.	2,177	11,532,444
	Nippon Yusen KK	112,000	885,990
	Nipponkoa Insurance Co., Ltd.	88,000	756,280
#	Nipro Corp.	5,000	95,785
#	Nishimatsu Construction Co., Ltd.	23,000	79,043
	Nishimatsuya Chain Co., Ltd.	4,200	75,413
	Nishi-Nippon Bank, Ltd.	62,000	298,340
	Nishi-Nippon Railroad Co., Ltd.	26,000	120,918
	Nissan Chemical Industries, Ltd.	15,000	192,080
#	Nissan Diesel Motor Co., Ltd.	31,000	140,335
#	Nissan Motor Co., Ltd.	437,600	5,030,846
	Nissan Shatai Co., Ltd.	7,000	36,244
	Nissay Dowa General Insurance Co., Ltd.	29,000	188,752
#	Nissha Printing Co., Ltd.	6,000	195,921
	Nisshin Seifun Group, Inc.	30,500	319,126
	Nisshin Steel Co., Ltd.	73,000	321,815
	Nisshinbo Industries, Inc.	22,000	289,801
	Nissin Food Products Co., Ltd.	12,600	451,077
	Nissin Kogyo Co., Ltd.	4,600	121,781
	Nitto Denko Corp.	19,400	998,060
	NOF Corp.	17,000	89,662
	NOK Corp.	15,000	255,395
	Nomura Holdings, Inc. ADR	14,500	312,620
	Nomura Research Institute, Ltd.	3,900	593,427
	Nomura Securities Co., Ltd.	200,000	4,331,219
	NS Solutions Corp.	3,900	106,902
	NSK, Ltd.	54,000	472,186
	NTN Corp.	54,000	441,553
	NTT Data Corp.	303	1,535,146
	NTT DoCoMo, Inc.	6,017	10,958,568
	Obayashi Corp.	60,000	404,398
#	Obic Co., Ltd.	600	121,541
	Odakyu Electric Railway Co., Ltd.	77,000	579,033
	Oji Paper Co., Ltd.	98,000	550,182
#	Okamura Corp.	18,000	195,809
#	Okasan Holdings, Inc.	27,000	219,868
#	Oki Electric Industry Co., Ltd.	78,000	137,951
	OKUMA Corp.	22,000	254,772
	Okumura Corp.	16,000	88,932
	Olympus Corp.	23,000	772,559
	OMC Card, Inc.	8,000	59,083
	Omron Corp.	24,700	682,593
	Ono Pharmaceutical Co., Ltd.	11,800	637,189
	Onward Kashiyama Co., Ltd.	18,000	252,356
#	Oracle Corp. Japan	17,500	810,367
#	Oriental Land Co., Ltd.	9,400	557,176
	Osaka Gas Co., Ltd.	255,000	1,004,221
#	OSG Corp.	6,000	96,722
	Otsuka Corp.	2,800	274,185
	Pacific Metals Co., Ltd.	14,000	196,872
#	PanaHome Corp.	21,000	144,014
#	Paris Miki, Inc.	1,900	32,359

20

#	Park24 Co., Ltd.	12,800	$181,056
#	Pioneer Electronic Corp.	19,300	265,612
	Promise Co., Ltd.	6,500	222,127
	Q.P. Corp.	8,900	81,133
	Rengo Co., Ltd.	17,000	107,797
#	Resona Holdings, Inc.	1,412	4,012,843
#	Resorttrust, Inc.	3,000	83,790
#	Ricoh Co., Ltd., Tokyo	79,000	1,753,349
	Right On Co., Ltd.	1,600	54,853
	Rinnai Corp.	3,000	79,976
	Rohm Co., Ltd.	12,500	1,148,444
	Round One Corp.	32	78,454
	Ryobi, Ltd.	11,000	90,884
#	Ryohin Keikaku Co., Ltd.	2,000	136,547
#	Ryoshoku, Ltd.	2,600	61,538
	Sagami Railway Co., Ltd.	27,000	95,761
	Sanken Electric Co., Ltd.	16,000	156,185
#	Sankyo Co., Ltd.	8,700	391,120
	Sankyu, Inc., Tokyo	26,000	149,805
#	Sanrio Co., Ltd.	8,600	127,251
	Santen Pharmaceutical Co., Ltd.	10,100	275,830
	Sanwa Shutter Corp.	15,000	93,156
# *	Sanyo Electric Co., Ltd.	154,000	232,054
	Sanyo Special Steel Co., Ltd.	16,000	124,474
	Sapporo Hokuyo Holdings, Inc.	42	438,173
#	Sapporo Holdings, Ltd.	46,000	343,496
	Secom Co., Ltd.	24,500	1,233,310
	Sega Sammy Holdings, Inc.	24,048	605,778
#	Seiko Epson Corp.	15,300	442,247
	Seino Holdings Co., Ltd.	14,000	141,013
# *	Seiyu, Ltd.	28,000	38,494
	Sekisui Chemical Co., Ltd.	56,000	463,477
	Sekisui House, Ltd.	56,000	840,288
#	Seven & I Holdings Co., Ltd.	130,576	4,181,883
	Sharp Corp., Osaka	120,000	2,235,899
	Shiga Bank, Ltd.	19,000	134,289
	Shikoku Bank, Ltd.	14,000	55,555
	Shikoku Electric Power Co., Inc.	20,100	502,936
	Shimachu Co., Ltd.	4,600	138,224
	Shimadzu Corp.	33,000	286,706
	Shimamura Co., Ltd.	2,400	272,397
	Shimano, Inc.	7,700	230,193
#	Shimizu Corp.	74,000	446,573
	Shin-Etsu Chemical Co., Ltd.	44,500	2,798,289
	Shinko Electric Industries Co., Ltd.	6,000	137,808
	Shinko Securities Co., Ltd.	47,000	250,192
	Shinsei Bank, Ltd.	171,000	917,018
	Shionogi & Co., Ltd.	35,000	677,647
	Shiseido Co., Ltd.	43,000	913,170
	Shizuoka Bank, Ltd.	70,000	748,061
	Showa Corp.	4,300	69,037
	Showa Denko KK	126,000	476,327
	Showa Shell Sekiyu KK	35,100	405,891
	SMC Corp.	5,800	777,812

21

#	Softbank Corp.	85,800	$2,177,688
	Sohgo Security Services Co.,Ltd.	13,600	261,276
# *	Sojitz Corp.	84,900	380,342
	Sompo Japan Insurance, Inc.	102,000	1,371,449
	Sony Corp.	106,300	5,511,215
	Sony Corp. ADR	16,200	838,836
	Square Enix Co., Ltd.	9,500	243,665
	Stanley Electric Co., Ltd.	19,300	385,844
	Sumco Techxiv Corp.	2,100	93,514
#	Sumisho Computer Systems Corp.	1,600	34,556
	Sumitomo Bakelite Co., Ltd.	16,000	115,354
	Sumitomo Chemical Co., Ltd.	182,000	1,389,715
	Sumitomo Corp.	128,000	2,315,052
	Sumitomo Electric Industries, Ltd.	93,000	1,389,476
	Sumitomo Forestry Co., Ltd.	11,000	119,981
	Sumitomo Heavy Industries, Ltd.	73,000	752,073
	Sumitomo Metal Industries, Ltd., Osaka	489,000	2,485,173
	Sumitomo Metal Mining Co., Ltd.	58,000	1,038,979
	Sumitomo Mitsui Financial Group, Inc.	745	7,251,665
	Sumitomo Osaka Cement Co., Ltd.	35,000	114,564
	Sumitomo Real Estate Sales Co., Ltd.	1,800	152,851
	Sumitomo Realty & Development Co., Ltd.	45,000	1,795,808
	Sumitomo Rubber Industries, Ltd.	16,000	190,468
#	Sumitomo Titanium Corp.	3,600	444,566
#	Sumitomo Trust & Banking Co., Ltd.	152,000	1,723,085
#	Sumitomo Warehouse Co., Ltd.	26,000	216,677
	Sundrug Co., Ltd.	3,000	66,094
	Suruga Bank, Ltd.	27,000	372,464
	Suzuken Co., Ltd.	6,980	250,219
	Suzuki Motor Corp.	46,500	1,277,953
#	Sysmex Corp.	5,200	198,755
	T&D Holdings, Inc.	27,900	2,019,365
#	Tadano, Ltd.	11,000	141,642
	Taiheiyo Cement Corp.	108,000	474,956
#	Taisei Corp.	116,000	441,494
#	Taisho Pharmaceutical Co., Ltd.	30,000	559,388
	Taiyo Nippon Sanso Corp.	33,000	296,531
	Taiyo Yuden Co., Ltd.	10,000	215,329
#	Takara Holdings, Inc.	14,000	96,651
#	Takashimaya Co., Ltd.	34,000	446,035
	Takeda Pharmaceutical Co., Ltd.	106,400	7,320,640
	Tanabe Seiyaku Co., Ltd.	20,000	270,731
	TDK Corp.	12,800	1,065,830
	TDK Corp. Sponsored ADR	900	75,069
	Teijin, Ltd.	90,000	488,752
	Terumo Corp.	19,200	735,134
	The 77 Bank, Ltd.	44,000	312,240
	The Aichi Bank, Ltd.	700	81,056
	The Awa Bank, Ltd.	18,000	101,535
	The Bank of Ikeda, Ltd.	2,600	125,662
	The Bank of Iwate, Ltd.	1,500	84,324
	The Bank of Kyoto, Ltd.	33,000	370,844
	The Bank of Nagoya, Ltd.	15,000	96,427
	The Chiba Bank, Ltd.	88,000	840,395

22

	The Chugoku Bank, Ltd.	17,000	$226,619
	The Chugoku Electric Power Co., Ltd.	33,600	790,654
# *	The Daiei, Inc.	3,500	47,944
	The Daishi Bank, Ltd.	28,000	120,856
	The Fuji Fire & Marine Insurance Co., Ltd.	18,000	76,931
	The Fukuoka Bank, Ltd.	72,000	607,987
#	The Goodwill Group, Inc.	248	190,702
	The Gunma Bank, Ltd.	59,000	407,147
	The Hachijuni Bank, Ltd.	42,000	304,917
	The Higo Bank, Ltd.	18,000	127,726
	The Hiroshima Bank, Ltd.	48,000	282,941
	The Hyakugo Bank, Ltd.	19,000	124,832
	The Hyakujishi Bank, Ltd.	23,000	142,173
	The Iyo Bank, Ltd.	31,000	309,232
	The Japan Steel Works, Ltd.	46,000	444,958
	The Joyo Bank, Ltd.	66,000	433,733
	The Kagoshima Bank, Ltd.	13,000	98,138
	The Keiyo Bank, Ltd.	21,000	135,451
	The Minato Bank, Ltd.	10,000	22,832
	The Nanto Bank, Ltd.	20,000	108,900
	The Nisshin Oillio Group, Ltd.	10,000	63,093
	The Ogaki Kyoritsu Bank, Ltd.	18,000	80,242
	The Oita Bank, Ltd.	9,000	64,021
	The San-in Godo Bank, Ltd.	14,000	132,080
	THK Co., Ltd.	12,000	302,212
	TIS, Inc.	3,700	76,553
	Toagosei Co., Ltd.	15,000	61,597
	Tobu Railway Co., Ltd.	98,000	509,104
#	Toda Corp.	19,000	89,681
	Toho Bank, Ltd.	14,000	62,374
	Toho Co., Ltd.	16,500	329,566
	Toho Gas Co., Ltd.	75,000	363,922
#	Toho Titanium Co., Ltd.	4,000	218,044
	Toho Zinc Co., Ltd.	14,000	134,079
	Tohuku Electric Power Co., Inc.	56,100	1,501,258
#	Tokai Carbon Co., Ltd.	18,000	148,933
	Tokai Rika Co., Ltd.	8,000	197,171
	Tokai Rubber Industries, Ltd.	6,000	114,321
	Tokai Tokyo Securities Co., Ltd.	20,000	121,896
	Tokuyama Corp.	28,000	489,470
	Tokyo Electric Power Co., Ltd	149,400	5,216,880
	Tokyo Electron, Ltd.	17,700	1,287,691
	Tokyo Gas Co., Ltd.	272,000	1,532,034
	Tokyo Leasing Co., Ltd.	2,000	32,266
# *	Tokyo Ohka Kogyo Co., Ltd.	3,600	88,789
	Tokyo Seimitsu Co., Ltd.	2,900	109,368
	Tokyo Steel Manufacturing Co., Ltd.	10,100	169,996
	Tokyo Style Co., Ltd.	7,000	78,566
	Tokyo Tatemono Co., Ltd.	31,000	432,821
	Tokyo Tomin Bank, Ltd.	3,000	125,047
#	Tokyu Construction Co., Ltd.	6,190	46,599
	Tokyu Corp.	127,000	1,027,663
	Tokyu Land Corp.	47,000	562,362
#	TonenGeneral Sekiyu KK	37,000	407,163

23

#	Topcon Corp.	6,000	$90,098
	Toppan Forms Co., Ltd.	3,500	46,607
	Toppan Printing Co., Ltd.	68,000	688,187
	Toray Industries, Inc.	149,000	1,078,330
#	Toshiba Corp.	363,000	2,300,964
	Toshiba Machine Co., Ltd.	9,000	83,511
	Toshiba TEC Corp.	11,000	68,224
	Tosoh Corp.	43,000	222,996
#	TOTO, Ltd.	25,000	265,597
# *	Toyama Chemicals Co., Ltd.	24,000	178,990
	Toyo Ink Manufacturing Co., Ltd.	13,000	51,709
	Toyo Seikan Kaisha, Ltd.	15,300	298,605
	Toyo Suisan Kaisha, Ltd.	17,000	312,127
	Toyo Tire & Rubber Co., Ltd.	13,000	56,826
	Toyobo Co., Ltd.	52,000	166,745
	Toyoda Gosei Co., Ltd.	10,100	229,781
	Toyota Auto Body Co., Ltd.	7,500	145,572
	Toyota Motor Corp. ADR	13,200	1,762,200
	Toyota Motor Credit Corp.	323,900	21,755,091
	Toyota Tsusho Corp.	27,381	762,955
#	Trans Cosmos, Inc.	2,000	45,200
	Trend Micro, Inc.	9,500	268,266
*	Trend Micro, Inc. ADR	777	21,873
	Tsubakimoto Chain Co.	12,000	78,291
	Tsumura & Co.	9,000	210,593
	TV Asahi Corp.	65	137,875
	Ube Industries, Ltd.	109,000	353,754
	UFJ Central Leasing Co., Ltd.	2,000	99,156
	UFJ NICOS Co., Ltd.	67,000	231,729
	Ulvac, Inc.	4,000	120,168
	Uni-Charm Corp.	4,600	275,109
	Uniden Corp.	5,000	40,121
	UNY Co., Ltd.	22,000	307,928
#	Urban Corp.	23,000	375,786
	Ushio, Inc.	14,000	270,233
	USS Co., Ltd.	2,090	131,877
	Victor Co. of Japan, Ltd.	16,000	86,983
#	Wacoal Corp.	10,000	132,698
	West Japan Railway Co.	182	862,266
	Xebio Co., Ltd.	2,550	74,808
	Yahoo! Japan Corp.	6,000	2,286,467
#	Yakult Honsha Co., Ltd.	12,000	364,805
	Yamada Denki Co., Ltd.	9,000	805,301
*	Yamaguchi Financial Group, Inc.	15,000	195,085
	Yamaha Corp.	16,100	367,466
	Yamaha Motor Co., Ltd.	21,000	625,121
	Yamanashi Chuo Bank, Ltd.	14,000	96,198
#	Yamatake Corp.	5,200	126,198
	Yamato Kogyo Co., Ltd.	8,000	255,265
	Yamato Transport Co., Ltd.	39,000	625,750
#	Yamazaki Baking Co., Ltd.	12,000	111,063
	Yaskawa Electric Corp.	17,000	185,936
	Yodogawa Steel Works, Ltd.	13,000	86,859
	Yokogawa Electric Corp.	27,000	399,652

24

	Yokohama Rubber Co., Ltd.	26,000	$161,325
#	Yoshinoya D&C Co., Ltd.	35	58,712
#	Zenrin Co., Ltd.	2,800	81,989
#	Zensho Co., Ltd.	14,000	159,921
	Zeon Corp.	15,000	157,276
TOTAL COMMON STOCKS			403,068,783

RIGHTS/WARRANTS — (0.0%)
*	Dowa Mining Co., Ltd. Warrants 01/29/10	24,000	0

TOTAL — JAPAN			403,068,783

NETHERLANDS — (3.5%)
COMMON STOCKS — (3.5%)
	ABN AMRO Holding NV	189,858	6,657,103
	Aegon NV	150,762	2,980,699
	Akzo Nobel NV	26,573	1,635,836
	Akzo Nobel NV Sponsor ADR	1,996	122,674
#	Arcelor Mittal NV	57,754	2,927,996
*	ASML Holding NV	46,730	1,148,453
	Buhrmann NV	11,136	151,932
*	Hagemeyer NV	142,542	673,271
	Heineken Holding NV	40,723	1,717,975
	Heineken NV	77,252	3,805,044
	Hunter Douglas NV	5,232	442,720
	ING Groep NV	219,463	9,362,238
*	Koninklijke Ahold NV	152,842	1,521,404
*	Koninklijke Ahold NV Sponsored ADR	10,400	103,272
	Koninklijke Bam Groep NV	10,015	205,288
	Koninklijke DSM NV	22,244	962,825
	Koninklijke KPN NV	241,808	3,731,124
	Koninklijke Philips Electronics NV	138,607	5,086,330
	Randstad Holdings NV	20,298	1,419,733
	Reed Elsevier NV	67,133	1,186,710
	Reed Elsevier NV Sponsored ADR	3,400	120,564
#	Royal Dutch Shell P.L.C. Series A	422,155	13,729,677
	Royal Numico NV	15,794	813,621
	SBM Offshore NV	13,580	482,455
	TNT NV	57,222	2,459,192
*	TomTom NV	10,600	453,669
	Unilever NV	180,129	4,661,269
#	USG People NV	12,072	487,900
	Vedior NV	15,338	334,105
	Wolters Kluwer NV	27,979	845,890
TOTAL COMMON STOCKS			70,230,969

RIGHTS/WARRANTS — (0.0%)
*	Royal Dutch Shell P.L.C. Coupon	422,155	0

TOTAL — NETHERLANDS			70,230,969

25

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
	Air New Zealand, Ltd.	30,944	$50,896
	Auckland International Airport, Ltd.	95,556	150,419
	Contact Energy, Ltd.	47,343	294,535
	Fisher & Paykel Appliances Holdings, Ltd.	22,478	57,672
	Fisher & Paykel Healthcare Corp.	43,389	118,848
	Fletcher Building, Ltd.	44,253	330,219
	New Zealand Refining Co., Ltd.	15,823	68,572
	Sky City Entertainment Group, Ltd.	40,246	137,134
	Sky Network Television, Ltd.	35,044	139,432
#	Telecom Corporation of New Zealand, Ltd.	213,189	725,817
*	Tower, Ltd.	22,683	39,364
	Trustpower, Ltd.	21,162	123,982
	Warehouse Group, Ltd.	14,200	69,673

TOTAL — NEW ZEALAND			2,306,563

NORWAY — (0.6%)
COMMON STOCKS — (0.6%)
	Aker Kvaerner OGEP ASA	4,167	481,458
	Aker Yards ASA	1,100	96,664
	Bonheur ASA	4,700	193,707
*	Det Norske Oljeselskap (DNO) ASA	146,000	256,621
	DNB Nor ASA Series A	87,400	1,182,458
# *	Fred Olsen Energy ASA	5,500	255,748
	Norsk Hydro ASA	84,500	2,617,667
	Norsk Hydro ASA Sponsored ADR	7,300	225,935
	Norske Skogindustrier ASA Series A	20,085	351,002
	Odfjell ASA Series A	3,400	57,135
	Orkla ASA Series A	24,171	1,571,549
*	Petroleum Geo Services ASA	16,650	385,596
*	Petroleum Geo-Services ASA ADR	3,000	69,720
	Prosafe ASA	22,500	317,674
	Schibsted ASA	4,700	191,125
	Statoil ASA	98,701	2,522,211
	Storebrand ASA	24,100	320,589
	Tandberg ASA Series A	20,000	357,528
*	TGS Nopec Geophysical Co. ASA	11,100	228,853
#	Tomra Systems ASA	14,400	110,798
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	1,000	38,767
	Yara International ASA	24,800	685,962

TOTAL — NORWAY			12,518,767

PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
#	Banco BPI SA	44,098	374,571
	Banco Comercial Portugues SA	210,677	769,157
	Banco Espirito Santo SA	32,266	597,709
#	Brisa Auto Estradas de Portugal SA	27,775	360,234
	Cimpor Cimentos de Portugal SA	34,848	283,875
	Energias de Portugal SA	199,346	1,092,847
#	Portugal Telecom SA	75,151	1,000,713

26

#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	12,820	$183,460
*	Sonae Industria SGPS SA	7,384	86,663
	Sonae SGPS SA	108,923	234,953

TOTAL — PORTUGAL			4,984,182

SINGAPORE — (0.7%)
COMMON STOCKS — (0.7%)
	Allgreen Properties, Ltd.	121,500	125,851
	Ascott Group, Ltd.	174,000	177,675
	Asia Pacific Breweries, Ltd.	14,000	141,095
	Capitaland, Ltd.	115,500	529,746
# *	Chartered Semiconductor Manufacturing, Ltd.	112,000	108,656
	City Developments, Ltd.	53,000	468,851
	Comfortdelgro Corp., Ltd.	162,000	197,286
	Cosco Corp. (Singapore), Ltd.	132,000	233,451
	DBS Group Holdings, Ltd.	127,000	1,789,624
	Fraser & Neave, Ltd.	75,500	243,266
	Hartford Education Corp., Ltd.	3,833	1,671
	Hyflux, Ltd.	15,000	23,950
*	Indofood Agri Resources, Ltd.	303	260
	Jardine Cycle & Carriage, Ltd.	18,386	156,546
	Keppel Corp., Ltd.	63,000	746,568
	Keppel Land, Ltd.	34,000	189,234
	K-REIT Asia	6,800	14,597
	Labroy Marine, Ltd.	74,000	90,643
	MobileOne, Ltd.	41,390	56,317
	Neptune Orient Lines, Ltd.	47,000	88,630
*	Olam International, Ltd.	64,000	103,133
	Overseas Chinese Banking Corp., Ltd.	275,320	1,541,524
	Parkway Holdings, Ltd.	102,900	203,486
	Raffles Education Corp., Ltd.	92,000	130,665
	SembCorp Industries, Ltd.	73,320	212,211
	SembCorp Marine, Ltd.	55,000	123,869
	Singapore Airlines, Ltd.	85,000	879,235
	Singapore Land, Ltd.	11,000	65,568
	Singapore Petroleum Co., Ltd.	11,000	32,246
	Singapore Post, Ltd.	102,000	76,109
	Singapore Press Holdings, Ltd.	142,000	410,829
	Singapore Technologies Engineering, Ltd.	174,000	373,594
	Singapore Telecommunications, Ltd.	1,298,650	2,703,190
	SMRT Corp., Ltd.	59,000	56,000
	Starhub, Ltd.	77,150	143,911
*	STATS ChipPAC, Ltd.	80,000	79,957
*	STATS ChipPAC, Ltd. ADR	3,600	34,812
	United Industrial Corp., Ltd.	88,000	152,646
	United Overseas Bank, Ltd.	131,000	1,767,290
	UOL Group, Ltd.	51,500	168,070
	Venture Corp., Ltd.	21,000	189,862
	Wheelock Properties (S), Ltd.	69,000	124,657

TOTAL — SINGAPORE			14,956,781

27

SPAIN — (3.3%)
COMMON STOCKS — (3.3%)
	Abengoa SA	4,016	$145,707
#	Abertis Infraestructuras SA	46,507	1,325,131
	Acciona SA	5,051	1,007,869
#	Acerinox SA	15,983	424,896
#	Actividades de Construccion y Servicios SA	22,866	1,291,656
*	Aguas de Barcelona Issue 06	80	2,630
	Altadis SA	25,773	1,306,355
#	Antena 3 de Television SA	9,554	213,653
	Banco Bilbao Vizcaya SA	48,730	1,185,899
#	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	241,900	5,892,684
	Banco de Andalucia SA	655	79,690
	Banco de Sabadell SA	28,797	1,347,677
#	Banco de Valencia SA	5,697	289,234
#	Banco Espanol de Credito SA	45,216	1,064,362
#	Banco Pastor SA	10,120	225,247
	Banco Popular Espanol SA	92,923	1,826,133
	Banco Santander Central Hispano SA	566,687	10,491,695
	Banco Santander Central Hispano SA Sponsored ADR	15,032	278,844
	Bankinter SA	6,774	500,703
	Cementos Portland Valderrivas SA	1,338	198,900
	Cia Espanola de Petroleous SA	2,626	202,986
*	Cintra Concesiones de Infraestructuras de Transporte SA	14,975	263,212
	Compania de Distribucion Integral Logista SA	3,181	207,663
	Corporacion Mapfre SA	76,680	379,920
	Ebro Puleva SA	8,097	188,335
	Enagas SA	14,223	323,986
#	Endesa SA	89,410	4,539,940
	Fomento de Construcciones y Contratas SA	11,974	1,243,374
#	Gamesa Corporacion Tecnologica SA	15,772	451,586
	Gas Natural SDG SA	43,183	1,845,994
*	Gestevision Telecinco SA	7,000	194,331
	Grupo Catalana Occidente SA	9,167	366,546
#	Grupo Ferrovial SA	11,821	1,169,097
#	Iberdrola SA	87,255	3,823,203
	Iberia Lineas Aereas de Espana SA	65,471	275,978
	Indra Sistemas SA	17,124	393,483
	Industria de Diseno Textil SA	60,827	3,534,974
	Obrascon Huarte Lain SA	6,034	243,403
	Promotora de Informaciones SA	17,174	340,124
#	Red Electrica de Espana SA	7,740	351,786
	Repsol YPF SA	87,508	2,769,706
	Repsol YPF SA ADR	6,400	202,496
#	Sacyr Vallehermoso SA	21,707	1,177,071
	Sociedad General de Aguas de Barcelona SA Class A	8,070	271,198
# *	Sogecable SA	6,296	236,132
	Sol Melia SA	8,400	191,221
	Telefonica SA	405,073	8,712,707
	Telefonica SA Sponsored ADR	22,800	1,467,864
#	Union Fenosa SA	19,200	961,704
#	Zardoya Otis SA	19,902	647,852

TOTAL — SPAIN			66,076,837

28

SWEDEN — (2.0%)
COMMON STOCKS — (2.0%)
	Alfa Laval AB	9,100	$453,220
	Assa Abloy AB Series B	34,500	743,690
	Atlas Copco AB Series A	36,100	1,131,325
	Atlas Copco AB Series B	24,800	736,704
	Boliden AB	28,000	587,310
	Castellum AB	14,800	200,475
#	Electrolux AB Series B	33,400	745,942
	Elekta AB Series B	5,000	106,684
	Eniro AB	26,000	305,683
	Fabege AB	7,535	202,468
	Getinge AB	22,800	470,495
	Hennes & Mauritz AB Series B	67,750	3,528,927
	Holmen AB Series B	6,000	244,321
# *	Husqvarna AB Series B	28,000	432,153
	JM AB	9,200	273,714
# *	Lundin Petroleum AB	24,000	245,917
#	Meda AB Series A	8,300	266,369
*	Metro International SA SDR Series A	3,360	4,123
*	Metro International SA SDR Series B	6,720	8,862
*	Modern Times Group AB Series B	4,800	264,865
	NCC AB Series B	4,600	123,463
	Nobia AB	7,600	304,901
	Nordea Bank AB	254,048	3,851,976
	OMX AB	7,600	143,971
	Sandvik AB	111,600	1,743,569
	Scania AB Series A	4,000	305,763
	Scania AB Series B	12,600	928,720
	Securitas AB Series B	36,700	546,515
*	Securitas Direct AB Series B	36,700	106,193
*	Securitas Systems AB Series B	36,700	120,690
	Skandinaviska Enskilda Banken Series A	60,900	1,860,140
	Skanska AB Series B	45,800	939,101
#	SKF AB Series A	9,200	173,389
	SKF AB Series B	49,900	924,332
	SSAB Svenskt Stal AB Series A	14,100	377,175
	SSAB Svenskt Stal AB Series B	7,800	198,832
	Svenska Cellulosa AB Series B	19,300	997,882
	Svenska Handelsbanken Series A	60,900	1,747,654
	Swedish Match AB (Frueher Svenska Taendsticks AB)	31,700	547,358
	Tele2 AB Series B	36,350	546,141
	Telefonaktiebolaget LM Ericsson Series B	1,508,800	5,376,826
	Telefonaktiebolaget LM Erricson Sponsored ADR	10,100	361,176
	TeliaSonera AB	555,400	4,665,373
	Trelleborg AB Series B	5,600	141,149
	Volvo AB Series A	11,700	925,379
	Volvo AB Series B	24,700	1,898,142
	Volvo AB Sponsored ADR	2,900	223,213

TOTAL — SWEDEN			41,032,270

29

SWITZERLAND — (5.8%)
COMMON STOCKS — (5.8%)
ABB, Ltd.	190,743	$3,180,910
ABB, Ltd. ADR	34,500	577,530
* Actelion, Ltd.	676	147,254
Adecco SA	18,801	1,248,821
Baloise-Holding AG	5,987	609,071
Banque Cantonale Vaudoise	276	130,832
BKW FMB Energie AG	5,560	604,991
Ciba Specialty Chemicals AG	5,741	364,376
Ciba Specialty Chemicals AG ADR	2,200	69,982
Clariant AG	29,424	459,593
Compagnie Financiere Richemont AG Series A	61,242	3,368,965
Credit Suisse Group	134,647	9,303,626
Credit Suisse Group ADR	5,700	394,725
Geberit AG	348	573,240
Givaudan SA	798	707,881
Holcim, Ltd.	23,889	2,366,174
Julius Baer Holding AG	10,557	1,329,060
Kuehne & Nagel International AG	15,160	1,154,411
Lindt & Spruengli AG	12	307,245
* Logitech International SA	18,063	471,598
Lonza Group AG	3,415	303,199
Nestle SA	46,728	17,383,569
Nobel Biocare Holding AG	2,137	707,835
Novartis AG	239,486	13,291,864
* Novartis AG ADR	27,300	1,513,239
* Oerlikon Corp.	1,608	801,137
Phonak Holding AG	10,755	810,459
Roche Holding AG Bearer	23,956	4,711,791
Roche Holding AG Genusschein	81,241	14,456,771
Schindler Holding AG	1,480	93,201
Schindler Holding AG	18,450	1,167,371
SGS SA	933	1,051,179
Straumann Holding AG	1,836	481,364
Sulzer AG	378	459,408
Swatch Group AG	3,745	912,091
Swiss Life Holding	3,706	941,138
Swiss Reinsurance Co.	35,722	3,038,638
Swisscom AG	10,343	3,878,138
Syngenta AG	9,259	1,630,684
Syngenta AG ADR	10,800	380,160
Synthes, Inc.	5,130	640,821
The Swatch Group AG	18,164	891,800
UBS AG	219,630	12,968,957
UBS AG ADR	20,861	1,231,633
Zurich Financial SVCS AG	15,776	4,501,981

TOTAL — SWITZERLAND		115,618,713

UNITED KINGDOM — (19.3%)
COMMON STOCKS — (19.3%)
Aberdeen Asset Management P.L.C.	110,205	412,743
Admiral Group P.L.C.	28,290	572,415
Aegis Group P.L.C.	93,242	260,483

30

	Alliance & Leicester P.L.C.	46,652	$1,019,014
	Alliance Boots P.L.C.	110,774	1,712,176
	Amec P.L.C.	26,046	234,781
	Amlin P.L.C.	68,021	404,314
	Amvescap P.L.C.	81,593	959,695
	Amvescap P.L.C. ADR	4,500	107,415
	Anglo American P.L.C.	179,108	8,453,395
	Antofagasta P.L.C.	193,550	1,754,989
	ARM Holdings P.L.C.	139,465	349,632
	Arriva P.L.C.	25,545	358,370
	Associated British Foods P.L.C.	158,357	2,557,306
	AstraZeneca P.L.C.	170,638	9,568,803
	AstraZeneca P.L.C. Sponsored ADR	20,400	1,145,052
	Aviva P.L.C.	310,852	4,977,409
	BAE Systems P.L.C.	349,313	2,975,034
	Balfour Beatty P.L.C.	38,213	338,603
	Barclays P.L.C	720,934	10,454,054
	Barclays P.L.C. ADR	21,100	1,234,983
	Barratt Developments P.L.C.	24,917	574,790
*	BBA Aviation P.L.C.	37,718	201,671
	Bellway P.L.C.	15,360	444,308
	BG Group P.L.C.	383,852	5,211,004
	BG Group P.L.C. ADR	7,200	489,960
	BHP Billiton P.L.C.	264,333	5,295,275
	BHP Billiton P.L.C. ADR	18,000	728,100
	Biffa P.L.C.	36,273	231,368
	BP P.L.C.	2,255,040	23,117,508
	BP P.L.C. ADR	34,000	2,095,760
	Bradford & Bingley P.L.C.	76,093	651,395
*	Brambles, Ltd.	71,029	739,028
*	British Airways P.L.C.	184,946	1,947,113
	British American Tobacco P.L.C.	273,139	8,288,003
*	British Energy Group P.L.C.	63,960	517,377
	British Land Co. P.L.C.	54,197	1,588,093
	British Sky Broadcasting Group P.L.C.	272,457	2,974,910
	BT Group P.L.C.	917,068	5,315,877
	BT Group P.L.C. ADR	10,402	604,148
	Bunzl P.L.C.	39,550	508,678
	Burberry Group P.L.C.	48,731	601,813
	Burren Energy P.L.C.	13,812	209,182
	Cable and Wireless P.L.C.	291,439	939,113
	Cadbury Schweppes P.L.C.	216,640	2,316,860
	Cadbury Schweppes P.L.C. ADR	6,700	288,301
*	Cairn Energy P.L.C.	18,620	570,997
	Capita Group P.L.C.	76,363	967,578
	Carnival P.L.C.	21,630	1,028,295
#	Carphone Warehouse Group P.L.C.	182,534	1,058,350
	Centrica P.L.C.	427,556	3,131,260
*	Charter P.L.C.	41,760	702,044
	Close Brothers Group P.L.C.	14,870	301,189
	Cobham P.L.C.	121,998	474,384
*	Collins Stewart P.L.C.	27,079	121,266
	Compass Group P.L.C.	250,298	1,484,761
	Corus Group P.L.C.	89,303	1,051,422

31

*	CSR P.L.C.	12,310	$173,872
	Daily Mail & General Trust P.L.C. Series A	30,329	459,377
	Diageo P.L.C.	314,077	6,190,183
	Diageo P.L.C. ADR	1,100	87,329
	DSG International	217,103	726,022
*	easyJet P.L.C.	47,520	614,302
	Electrocomponents P.L.C.	39,172	202,211
	EMAP P.L.C.	28,081	397,212
	EMI Group P.L.C.	99,895	470,192
	Enterprise Inns P.L.C.	71,034	875,577
	Experian Group, Ltd.	90,202	1,051,379
*	Fiberweb P.L.C.	11,225	46,520
	First Choice Holidays P.L.C.	46,985	232,167
	Firstgroup P.L.C.	40,935	486,011
	Friends Provident P.L.C.	209,193	843,227
	Gallaher Group P.L.C Sponsored ADR	2,600	230,386
	Gallaher Group P.L.C.	68,280	1,509,081
	General Electric Co.	22,898	795,815
	GKN P.L.C.	73,924	499,112
	GlaxoSmithKline P.L.C.	629,019	17,648,998
	GlaxoSmithKline P.L.C. ADR	40,293	2,263,258
	Greene King P.L.C.	15,724	330,764
	Group 4 Securicor P.L.C.	129,030	465,937
	Hammerson P.L.C.	27,248	818,458
	Hanson P.L.C.	77,218	1,232,049
	Hays P.L.C.	152,663	442,595
	HBOS P.L.C.	473,451	10,020,670
	Home Retail Group	90,202	749,424
	HSBC Holdings P.L.C.	1,242,796	21,676,591
	HSBC Holdings P.L.C. ADR	37,600	3,293,760
	ICAP P.L.C.	64,402	593,190
	IMI P.L.C.	45,074	449,161
	Imperial Chemical Industries P.L.C.	121,126	1,091,706
	Imperial Chemical Industries P.L.C. Sponsored ADR	6,200	224,192
	Imperial Tobacco Group P.L.C.	72,542	3,020,757
	Imperial Tobacco Group P.L.C. ADR	3,600	300,204
	Inchcape P.L.C.	54,837	560,309
	Informa P.L.C.	51,377	569,720
	Inmarsat P.L.C.	45,770	343,552
	InterContinental Hotels Group P.L.C.	39,794	934,784
	International Power P.L.C.	155,846	1,113,852
	International Power P.L.C. ADR	2,400	174,192
	Intertek Group P.L.C.	14,739	248,622
*	Invensys P.L.C.	158,812	878,501
	ITV P.L.C.	488,162	1,048,921
	Johnson Matthey P.L.C.	22,043	664,996
	Johnston Press P.L.C.	31,946	251,250
	Kelda Group P.L.C.	44,234	771,488
	Kesa Electricals P.L.C.	47,659	315,106
	Kingfisher P.L.C.	278,439	1,371,449
	Ladbrokes P.L.C.	71,647	565,995
	Land Securities Group P.L.C.	49,000	1,972,626
	Legal and General Group P.L.C.	772,470	2,365,076
	Liberty International P.L.C.	39,267	930,616

32

	Lloyds TSB Group P.L.C.	628,751	$7,072,623
*	Lloyds TSB Group P.L.C. ADR	16,100	729,491
	LogicaCMG P.L.C.	178,255	591,423
	London Stock Exchange Group P.L.C.	10,650	263,087
	Lonmin P.L.C.	17,584	1,075,321
	Man Group P.L.C.	737,610	7,930,065
	Marks & Spencer Group P.L.C.	206,756	2,733,669
	Marston’s P.L.C.	34,356	299,216
	Meggitt P.L.C.	44,161	290,332
	Michael Page International P.L.C.	84,804	797,960
	Millennium and Copthorne Hotels P.L.C.	14,784	182,220
	Misys P.L.C.	50,290	229,866
	Mitchells & Butlers P.L.C.	42,548	591,373
	Morrison (Wm.) Supermarkets P.L.C.	283,810	1,649,624
*	MyTravel Group P.L.C.	733	4,417
	National Express Group P.L.C.	15,806	338,943
	National Grid P.L.C.	297,760	4,462,231
	National Grid P.L.C. Sponsored ADR	8,000	600,640
	Next P.L.C.	27,575	1,102,771
	Northern Rock P.L.C.	49,635	1,101,726
	Northumbrian Water Group P.L.C.	66,232	380,712
	Old Mutual P.L.C.	1,228,065	4,232,400
	Pearson P.L.C.	84,821	1,312,226
	Pearson P.L.C. Sponsored ADR	12,400	192,448
	Pennon Group P.L.C.	45,679	480,212
	Persimmon P.L.C.	34,876	953,252
	Premier Foods P.L.C.	49,450	298,752
	Provident Financial P.L.C.	17,113	245,308
	Prudential P.L.C.	249,777	3,292,254
	Prudential P.L.C. ADR	28,800	766,080
	Punch Taverns, Ltd.	31,023	700,980
	Rank Group P.L.C.	61,189	268,020
	Reckitt Benckiser P.L.C.	81,700	4,101,970
	Reed Elsevier P.L.C.	121,003	1,407,645
*	Regus Group P.L.C.	40,180	94,296
	Rentokil Initial P.L.C.	211,528	614,240
	Resolution P.L.C.	72,077	886,367
	Reuters Group P.L.C.	136,336	1,164,003
	Rexam P.L.C.	64,643	637,193
	Rio Tinto P.L.C.	114,511	6,168,656
*	Rio Tinto P.L.C. ADR	3,200	693,312
*	Rolls-Royce Group P.L.C.	207,679	1,996,190
	Royal & Sun Alliance Insurance Group P.L.C.	351,565	1,057,243
	Royal Bank of Scotland Group P.L.C.	395,648	15,555,744
	Royal Dutch Shell P.L.C. ADR	18,200	1,183,910
	Royal Dutch Shell P.L.C. Series B	303,924	9,803,492
	SABmiller P.L.C.	124,801	2,756,176
	Sage Group P.L.C.	128,162	645,325
	Sainsbury (J.) P.L.C.	198,701	1,988,812
	Schroders P.L.C.	33,726	725,009
	Schroders P.L.C. Non-Voting	6,717	131,949
	Scottish & Newcastle P.L.C.	93,185	961,759
	Scottish & Southern Energy P.L.C.	100,458	2,828,536
	Scottish Power P.L.C.	154,753	2,318,555

33

	Scottish Power P.L.C. ADR	2,000	$119,740
	Serco Group P.L.C.	57,898	483,653
	Severn Trent P.L.C.	27,903	753,635
	Shire P.L.C.	50,705	1,077,010
	Shire P.L.C. ADR	3,500	225,645
	SIG P.L.C.	13,392	294,565
	Signet Group P.L.C.	179,411	411,817
	Slough Estates P.L.C.	40,353	586,360
	Smith & Nephew P.L.C.	96,278	1,118,193
	Smiths Group P.L.C.	57,333	1,157,336
*	St. Jame’s Place P.L.C.	19,946	180,256
	Stagecoach Group P.L.C.	120,769	368,049
	Standard Chartered P.L.C.	160,390	4,479,437
	Tate & Lyle P.L.C.	57,334	630,534
	Taylor Woodrow P.L.C.	60,389	480,856
	Tesco P.L.C.	986,303	8,349,566
*	TI Automotive P.L.C. Series A	18,000	0
	Tomkins P.L.C.	73,285	368,623
	Tomkins P.L.C. Sponsored ADR	8,700	176,001
	Travis Perkins P.L.C.	15,009	574,909
	Trinity Mirror P.L.C.	27,900	267,535
*	Tullett Prebon P.L.C.	27,079	328,623
	Tullow Oil P.L.C.	82,010	590,022
	Unilever P.L.C.	135,225	3,622,355
	Unilever P.L.C. ADR	16,400	440,996
	United Business Media P.L.C.	34,229	474,681
	United Utilities P.L.C.	91,323	1,301,676
	United Utilities P.L.C. Sponsored ADR	6,700	191,620
	Vedanta Resources P.L.C.	32,515	790,556
	Vodafone Group P.L.C.	6,093,647	16,881,413
	Vodafone Group P.L.C. Sponsored ADR	40,100	1,118,790
	Whitbread P.L.C.	19,776	637,540
	William Hill P.L.C.	36,703	455,225
	Wilson Bowden P.L.C.	12,801	541,354
	Wimpey (George) P.L.C.	40,964	455,520
	Wolseley P.L.C.	61,030	1,532,356
	Wolseley P.L.C. ADR	4,900	124,313
	Wood Group (John) P.L.C.	52,188	272,199
	WPP Group P.L.C.	124,799	1,805,861
	WPP Group P.L.C. ADR	3,100	224,843
	Xstrata P.L.C.	127,850	5,985,202
	Yell Group P.L.C.	92,620	1,086,555

TOTAL — UNITED KINGDOM			386,070,035

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)

Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 03/01/07 (Collateralized by $9,655,000 FHLMC 5.945%(r), 12/01/36, valued at $9,607,258) to be repurchased at $9,462,364	$9,461	9,461,000

34

TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL — (9.6%)
@ Repurchase Agreement, Countrywide Securities 5.32%, 03/01/07 (Collateralized by $5,208,974 FHLMC 6.000%, 06/15/32 & FNMA 5.500%, 09/25/32, valued at $6,777,201) to be repurchased at $6,644,315	6,643	6,643,333
@ Repurchase Agreement, Deutsche Bank Securities 5.34%, 03/01/07 (Collateralized by $259,620,497 FHLMC, rates ranging from 5.000% to 6.000%, maturities ranging from 07/01/17 to 02/01/37 & FNMA, rates ranging from 3.421%(r) to 7.344%(r), maturities ranging from 01/01/14 to 09/01/36, valued at $145,860,001) to be repurchased at $143,021,212	143,000	143,000,000
@ Repurchase Agreement, UBS Warburg LLC 5.33%, 03/01/07 (Collateralized by $102,315,000 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 01/01/18 to 04/01/34, valued at $43,862,442) to be repurchased at $43,006,366	43,000	43,000,000
TOTAL TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL		192,643,333

TOTAL INVESTMENTS - (100.0%)
(Cost $1,440,072,572) ##		$2,004,259,947

35

INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007

(Unaudited)

		Shares	Value ††

AUSTRALIA — (4.5%)
COMMON STOCKS — (4.5%)
	ABB Grain, Ltd.	38,083	$221,016
#	ABC Learning Centres, Ltd.	70,467	380,972
	Adelaide Bank, Ltd.	21,025	220,709
	Adelaide Brighton, Ltd.	89,819	233,633
#	Adsteam Marine, Ltd.	28,845	57,069
	Aevum, Ltd.	17,739	43,946
*	AGL Energy	11,285	142,530
#	Alesco Corp., Ltd.	15,610	153,230
	Alinta, Ltd.	13,840	155,389
*	Alkane Exploration, Ltd.	158,923	29,530
*	Allegiance Mining NL	85,680	41,273
#	Alumina, Ltd.	17,440	93,316
	Alumina, Ltd. ADR	8,800	188,232
*	Amadeus Energy, Ltd.	56,725	35,726
	Amalgamated Holdings, Ltd.	18,395	94,127
	Amcor, Ltd.	27,341	156,992
	Amcor, Ltd. ADR	25,499	584,437
	AMP, Ltd.	34,907	284,004
	Ansell, Ltd.	26,986	248,236
#	APA Group	35,373	115,623
#	APN News & Media, Ltd.	45,017	210,909
*	Aquila Resources, Ltd.	9,736	35,900
	ARB Corporation, Ltd.	12,613	42,089
*	ARC Energy, Ltd.	37,098	36,399
#	Aristocrat Leisure, Ltd.	10,365	137,749
*	Arrow Energy NL	75,156	77,285
	Aspen Group, Ltd.	20,249	35,937
	ASX, Ltd.	5,266	174,094
	Atlas Group Holding, Ltd.	40,949	28,872
	Ausdrill, Ltd.	28,834	44,124
	Auspine, Ltd.	9,322	28,741
	Austal, Ltd.	26,970	76,701
*	Austar United Communications, Ltd.	142,230	149,596
	Austereo Group, Ltd.	97,856	161,638
#	Australand Property Group	155,386	264,615
	Australia & New Zealand Banking Group, Ltd.	25,182	582,367
	Australia & New Zealand Banking Group, Ltd. Sponsored ADR	24,459	2,838,712
	Australian Agricultural Co., Ltd.	73,879	138,172
#	Australian Infrastructure Fund	46,900	96,560
#	Australian Pharmaceutical Industries, Ltd.	22,126	34,568
# *	Australian Worldwide Exploration, Ltd.	65,670	139,842
	Avatar Industries, Ltd.	21,998	29,619
	AVJennings Homes, Ltd.	29,845	32,491

#	AWB, Ltd.	54,774	$129,833
	AXA Asia Pacific Holdings, Ltd.	53,787	316,699
*	Babcock & Brown Environmental Investments, Ltd.	15,142	13,146
#	Babcock & Brown Infrastructure Group	114,500	156,522
#	Babcock & Brown, Ltd.	6,630	134,452
#	Bank of Queensland, Ltd.	23,450	278,037
	Beach Petroleum, Ltd.	104,162	92,840
*	Bemax Resources, Ltd.	166,857	32,154
#	Bendigo Bank, Ltd.	24,055	253,234
# *	Bendigo Mining NL	23,339	5,981
	BHP Billiton, Ltd. Sponsored ADR	23,200	998,064
#	Billabong International, Ltd.	19,526	264,394
	BlueScope Steel, Ltd.	103,328	761,486
	Bolnisi Gold NL	19,133	44,411
#	Boom Logistics, Ltd.	33,076	92,348
	Boral, Ltd.	77,692	517,518
	Bradken, Ltd.	11,432	76,827
*	Brambles, Ltd.	39,031	409,160
#	Brickworks, Ltd.	23,781	243,710
	Cabcharge Australia, Ltd.	15,264	120,906
*	Calliden Group, Ltd.	22,482	8,151
	Caltex Australia, Ltd.	15,480	271,334
	Campbell Brothers, Ltd.	9,343	169,337
	Candle Australia, Ltd.	19,123	51,234
# *	Capral Aluminium, Ltd.	23,549	15,258
	Cardno, Ltd.	7,400	34,102
#	Centennial Coal, Ltd.	41,153	84,801
*	Ceramic Fuel Cells, Ltd.	12,000	11,102
	Challenger Financial Services Group, Ltd.	82,279	298,050
*	Citigold Corp., Ltd.	78,380	26,120
#	City Pacific, Ltd.	23,394	86,820
*	Clough, Ltd.	36,230	16,515
	CMI, Ltd.	21,191	30,079
#	Coates Hire, Ltd.	43,608	172,978
	Coca-Cola Amatil, Ltd.	43,938	286,519
	Cochlear, Ltd.	2,865	128,457
	Codan, Ltd.	4,156	4,611
#	Coffey International, Ltd.	10,961	32,911
	Coles Group, Ltd.	32,263	390,225
	Commander Communications, Ltd.	56,808	87,859
	Commonwealth Bank of Australia	97,858	3,859,521
*	Compass Resources NL	7,571	33,241
	Computershare, Ltd.	13,093	104,062
	ConnectEast Group	115,120	126,891
#	Consolidated Minerals, Ltd.	45,946	83,278
#	Consolidated Rutile, Ltd.	60,615	33,924
# *	Copperco, Ltd.	144,300	57,597
#	Corporate Express Australia, Ltd.	16,815	79,956
	Count Financial, Ltd.	15,168	30,556
	Crane Group, Ltd.	13,172	169,569
	CSL, Ltd.	3,955	243,142
	CSR, Ltd.	182,408	522,581
	Devine, Ltd.	66,687	75,549
*	Dioro Exploration NL	289,532	19,706

	Dominion Mining, Ltd.	24,619	$39,384
	Downer EDI, Ltd.	71,878	415,635
	DUET Group	83,550	203,265
*	Emporer Mines, Ltd.	65,878	4,935
#	Energy Developments, Ltd.	27,721	98,449
*	Energy World Corp., Ltd.	53,500	30,890
#	Envestra, Ltd.	87,340	82,683
	Equigold NL	27,431	34,654
*	ERG, Ltd.	186,113	32,504
#	Fairfax Media, Ltd.	132,374	502,766
	Felix Resources, Ltd.	49,166	180,897
*	First Australian Resources, Ltd.	265,458	24,123
#	FKP, Ltd.	46,584	248,297
	Fleetwood Corp., Ltd.	5,024	35,392
	Flight Centre, Ltd.	12,672	129,446
	Forest Enterprises Australia, Ltd.	40,815	22,806
*	Fortescue Metals Group, Ltd.	13,685	184,306
	Foster’s Group, Ltd.	136,673	680,744
#	Funtastic, Ltd.	19,487	27,766
#	Futuris Corp., Ltd.	121,107	201,027
*	Gindalbie Metals, Ltd.	78,694	31,896
*	Goodman Fielder, Ltd.	321,736	574,196
#	Graincorp, Ltd. Series A	7,935	60,173
*	Grange Resources, Ltd.	19,699	21,624
#	GRD, Ltd.	62,910	106,811
#	Great Southern Plantations, Ltd.	31,265	48,321
	GUD Holdings, Ltd.	10,169	62,526
#	Gunns, Ltd.	96,531	207,534
	GWA International, Ltd.	45,118	148,952
	Harvey Norman Holdings, Ltd.	73,454	252,366
#	Healthscope, Ltd.	39,971	188,208
*	Herald Resources, Ltd.	36,142	30,377
*	Heron Resources, Ltd.	38,250	38,648
#	Hills Industries, Ltd.	42,535	181,367
	Home Building Society, Ltd.	2,861	33,894
#	Housewares International, Ltd.	19,829	38,679
	HPAL, Ltd.	21,017	34,059
	IBA Health, Ltd.	46,946	52,793
	IBT Education, Ltd.	17,600	27,131
	iiNet, Ltd.	13,345	14,391
#	Iluka Resources, Ltd.	43,076	200,884
	Incitec Pivot, Ltd.	8,372	290,577
#	Independence Group NL	8,721	29,973
*	Indophil Resources NL	41,381	20,833
	Infomedia, Ltd.	80,383	46,086
	Insurance Australia Group, Ltd.	120,935	572,491
#	Invocare, Ltd.	6,406	27,918
#	IOOF Holdings, Ltd.	14,040	109,145
#	Iress Market Technology, Ltd.	6,973	41,719
	IWL, Ltd.	7,263	27,498
	James Hardie Industries NL	10,437	78,794
#	JB Hi-Fi, Ltd.	6,130	35,412
	Jones (David), Ltd.	54,710	190,289
	Jubilee Mines NL	9,211	119,186

	Just Group, Ltd.	27,800	$81,473
	Kagara Zinc, Ltd.	13,232	58,467
	Kingsgate Consolidated, Ltd.	10,904	31,493
*	Lakes Oil NL	2,007,496	28,576
	Leighton Holdings, Ltd.	7,365	180,439
	Lend Lease Corp., Ltd.	6,985	99,364
*	Life Therapeutics, Ltd.	9,864	11,526
# *	Lihir Gold, Ltd.	85,548	224,031
	Lion Nathan, Ltd.	22,059	144,580
	MacArthur Coal, Ltd.	14,648	56,302
	MacMahon Holdings, Ltd.	105,595	70,229
*	Macmin Silver, Ltd.	108,321	25,434
	Macquarie Airports	24,182	70,558
	Macquarie Bank, Ltd.	17,054	1,063,430
	Macquarie Communications Infrastructure Group	26,400	123,872
*	Marion Energy, Ltd.	29,000	13,674
	MaxiTRANS Industries, Ltd.	60,066	31,755
	McGuigan Simeon Wines, Ltd.	22,366	55,617
	McPherson’s, Ltd.	20,838	48,081
*	Mermaid Marine Australia, Ltd.	45,850	48,769
#	Metcash Limited	158,931	590,567
	Minara Resources, Ltd.	38,109	195,221
	Mincor Resources NL	27,083	62,038
# *	Mineral Deposits, Ltd.	60,531	69,196
	Mirvac, Ltd.	119,273	532,870
	Monadelphous Group, Ltd.	5,481	46,133
*	Mount Gibson Iron, Ltd.	123,316	69,500
*	Multiemedia, Ltd.	2,500,000	15,859
	Multiplex Group	116,555	406,197
#	MYOB, Ltd.	78,318	76,193
	National Australia Bank, Ltd.	29,052	923,676
	National Australia Bank, Ltd. Sponsored ADR	19,200	3,047,616
	National Hire Group, Ltd.	17,824	23,147
	New Hope Corp., Ltd.	168,521	193,472
	Newcrest Mining, Ltd.	11,354	200,998
#	Nufarm, Ltd.	36,832	318,066
	Oakton, Ltd.	10,234	33,664
# *	Oceana Gold, Ltd.	56,700	32,571
	Onesteel, Ltd.	113,632	450,794
	Orica, Ltd.	42,064	822,133
	Origin Energy, Ltd.	110,980	777,755
*	Over Fifty Group, Ltd.	7,268	14,211
	Oxiana, Ltd.	32,646	73,280
	Pacific Brands, Ltd.	91,958	212,524
	Pacific Group, Ltd.	19,016	33,020
# *	Paladin Resources, Ltd.	21,755	156,677
*	Pan Australian Resources, Ltd.	460,757	124,672
	Paperlinx, Ltd.	84,918	271,217
#	Peet, Ltd.	17,200	57,826
*	Peptech, Ltd.	24,066	31,303
	Perilya, Ltd.	25,426	88,789
	Perpetual Trustees Australia, Ltd.	3,328	196,108
*	Perseverance Corp., Ltd.	117,716	37,352
*	Petsec Energy, Ltd.	48,701	78,598

*	Pharmaxis, Ltd.	21,043	$52,824
*	PMP, Ltd.	52,894	79,114
	Port Bouvard, Ltd.	9,798	20,020
*	Portman, Ltd.	4,743	18,231
#	Primary Health Care, Ltd.	22,065	212,275
	Prime Television, Ltd.	9,815	29,861
*	Primelife Corp., Ltd.	27,305	25,077
#	Programmed Maintenance Service, Ltd.	23,302	94,915
	Promina Group, Ltd.	98,588	566,328
#	Publishing and Broadcasting, Ltd.	11,884	181,032
#	Qantas Airways, Ltd.	59,446	240,814
	QBE Insurance Group, Ltd.	23,143	586,317
#	Ramsay Health Care, Ltd.	25,347	231,957
	RCR Tomlinson, Ltd.	37,083	57,057
	Rebel Sport, Ltd.	11,250	39,545
*	Redflex Holdings, Ltd.	13,334	34,013
*	Resolute Mining, Ltd.	44,910	50,411
*	Resource Pacific Holdings, Ltd.	54,270	58,351
	Ridley Corp., Ltd.	30,153	26,124
	Rinker Group, Ltd.	11,658	172,184
	Rinker Group, Ltd. ADR	3,100	229,152
#	Rio Tinto, Ltd.	7,915	474,135
# *	Riversdale Mining, Ltd.	12,492	18,857
# *	Roc Oil Co., Ltd.	45,062	113,013
*	Rubicon Resources, Ltd.	5,312	795
	Rural Press, Ltd.	12,358	129,594
#	SAI Global, Ltd.	46,878	133,387
*	Sally Malay Mining, Ltd.	39,050	125,109
	Salmat, Ltd.	22,904	76,734
	Santos, Ltd.	58,733	433,140
	Select Harvests, Ltd.	2,090	16,644
#	Servcorp, Ltd.	6,884	28,786
#	Seven Network, Ltd.	8,315	75,486
#	Sigma Pharmaceuticals, Ltd.	152,697	299,040
# *	Silex System, Ltd.	8,449	43,687
	Sims Group, Ltd.	19,531	339,235
# *	Sino Gold, Ltd.	10,260	58,122
	Skilled Group, Ltd.	6,006	27,843
	Smorgon Steel Group, Ltd.	23,558	35,375
	Sonic Healthcare, Ltd.	35,358	391,594
	Southern Cross Broadcasting (Australia), Ltd.	3,790	48,016
	Specialty Fashion Group, Ltd.	15,256	24,614
#	Spotless Group, Ltd.	37,867	142,339
*	St. Barbara, Ltd.	51,095	22,310
#	St. George Bank, Ltd.	35,864	935,347
	Straits Resources, Ltd.	22,239	59,497
	STW Communications Group, Ltd.	49,905	117,330
#	Suncorp-Metway, Ltd.	49,811	856,024
#	Sunland Group, Ltd.	38,075	115,881
	Super Cheap Auto Group, Ltd.	37,900	113,662
	Symbion Health, Ltd.	120,305	361,198
	TABCORP Holdings, Ltd.	46,343	591,767
	Talent2 International, Ltd.	26,252	48,784
*	Tap Oil, Ltd.	12,139	14,691

	Tassal Group, Ltd.	48,482	$94,104
*	Tattersall’s, Ltd.	43,800	158,872
	Telstra Corp., Ltd.	16,750	37,348
	Telstra Corp., Ltd. ADR	20,000	337,800
#	Ten Network Holdings, Ltd.	68,781	176,240
*	TFS Corp., Ltd.	76,400	35,186
	Thakral Holdings Group	123,583	87,996
	Timbercorp, Ltd.	43,974	68,998
	Toll Holdings, Ltd.	47,554	728,612
*	Tower Australia Group, Ltd.	53,223	118,674
#	Transfield Services, Ltd.	19,223	166,742
#	Transurban Group	33,972	202,334
#	United Group, Ltd.	22,083	229,347
	UXC, Ltd.	48,520	65,739
	Veda Advantage, Ltd.	60,300	157,508
# *	Ventracor, Ltd.	51,088	36,896
*	Victoria Petroleum NL	171,072	30,993
	Village Roadshow, Ltd.	6,380	17,390
	Virgin Blue Holdings, Ltd.	169,522	353,289
	Vision Group Holdings, Ltd.	8,223	19,969
	Washington H. Soul Pattinson & Co., Ltd.	43,361	307,294
	Wattyl, Ltd.	29,035	75,933
	Wesfarmers, Ltd.	9,308	267,447
	West Australian Newspapers Holdings, Ltd.	11,013	126,350
	Westpac Banking Corp.	40,811	820,218
	Westpac Banking Corp. Sponsored ADR	15,200	1,525,472
	WHK Group, Ltd.	44,304	79,904
	Woodside Petroleum, Ltd.	5,349	156,322
	Woolworths, Ltd.	19,896	426,652
	WorleyParsons, Ltd.	7,413	157,070
	Zinifex, Ltd.	38,500	507,337
TOTAL COMMON STOCKS			58,172,035

RIGHTS/WARRANTS — (0.0%)
*	Aspen Group, Ltd. Rights 03/21/07	2,892	1,026
*	Capral Aluminium, Ltd. Rights 03/21/07	60	0
*	Victoria Petroleum NL Rights 01/31/10	42,768	2,898
*	WorleyParsons, Ltd. Rights 03/02/07	823	4,153
TOTAL RIGHTS/WARRANTS			8,077

TOTAL — AUSTRALIA			58,180,112

AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
	Agrana Beteiligungs AG	1,420	142,567
	Andritz AG	948	199,448
*	Austrian Airlines AG	8,501	112,105
	Boehler-Uddeholm AG	8,160	599,601
# *	BWIN Interactive Entertainment AG	706	22,985
	BWT AG	836	40,846
*	CA Immobilien Anlagen AG	4,844	147,348
	Constantia Packaging AG	915	53,633
*	Conwert Immobilien Invest AG	1,134	26,554

	Erste Bank der Oesterreichischen Sparkassen AG	15,314	$1,136,383
	EVN AG	845	94,979
	Flughafen Wien AG	2,331	215,936
*	Intercell AG	1,615	47,616
	Lenzing AG	116	40,630
	Mayr-Melnhof Karton AG	932	180,479
	Oberbank AG	664	103,229
	Oesterreichische Elektrizitaetswirtschafts AG	3,110	130,726
	OMV AG	8,443	470,120
	Palfinger AG	582	85,316
*	Raiffeisen International Bank-Holding AG	1,362	182,420
# *	RHI AG	3,902	177,089
	Rosenbauer International AG	284	46,844
*	S&T System Integration & Technology Distribution AG	653	43,056
	Schoeller-Bleckmann Oilfield Equipment AG	1,702	77,316
*	Sparkassen Immobilien AG	3,794	57,664
	Telekom Austria AG	5,738	143,333
	Telekom Austria AG ADR	4,200	210,504
	Uniqa Versicherungen AG	4,694	145,449
	Voestalpine AG	15,674	967,782
*	Wiener Staedtische Versicherung AG	4,742	330,227
	Wienerberger AG	17,734	1,089,019
*	Wolford AG	994	46,948

TOTAL — AUSTRIA			7,368,152

BELGIUM — (1.1%)
COMMON STOCKS — (1.1%)
	Ackermans & Van Haaren SA	4,924	424,765
	AGFA-Gevaert NV, Mortsel	14,125	314,213
	Arinso International SA	1,159	28,171
	Banque Nationale de Belgique	43	213,767
	Barco NV	2,234	205,135
	Bekaert SA	2,585	309,841
	Cofinimmo SA	184	36,651
	Colruyt SA	886	192,968
	Compagnie Francois d’Entreprises (CFE)	55	80,254
	Compagnie Immobiliere de Belgique SA	1,158	70,974
	Compagnie Maritime Belge SA	1,927	102,680
#	Deceuninck NV	2,599	82,571
	Delhaize Group	4,235	352,339
	Delhaize Group Sponsored ADR	13,100	1,090,968
	Dexia SA	46,216	1,361,251
	Distrigaz	33	178,952
	Dolmen Computer Applications NV	1,982	31,471
	D’Ieteren NV SA	535	199,950
	Duvel Moorgat SA	360	17,749
	Econocom Group SA	3,302	31,179
# *	Elia System Operator SA NV	3,600	140,734
#	Euronav SA	3,500	105,693
	Exmar NV	1,350	43,262
	Fortis AG	72,229	3,103,391
*	ICOS Vision Systems NV	736	29,034
	InBev NV	6,117	405,079

*	Innogenetics NV	2,604	$29,244
*	Ion Beam Application SA	2,356	67,271
*	Jensen-Group NV	2,121	17,219
	KBC Groep NV	11,181	1,358,471
	Kinepolis	541	35,079
	Melexis NV	2,162	40,354
	Mobistar SA	2,455	207,246
	Omega Pharma SA	3,399	262,342
# *	Option NV	1,936	35,476
*	Real Software SA	36,747	27,741
	Recticel SA	4,058	57,686
	Roularta Media Group NV	504	41,009
	Sioen Industries NV	3,917	52,266
	Sipef NV	548	170,126
	Solvay SA	6,260	889,793
*	Spector Photo Group SA	12,000	21,247
	Tessenderlo Chemie NV	3,847	174,325
	UCB SA	4,256	274,819
*	UCB SA	546	35,286
	Umicore	3,281	560,787
	Van De Velde NV	1,294	62,164
	VPK Packaging Group SA	1,132	51,187

TOTAL — BELGIUM			13,624,180

CANADA — (5.8%)
COMMON STOCKS — (5.8%)
*	Aastra Technologies, Ltd.	4,000	120,212
*	Aber Diamond Corp.	2,800	100,116
	Abitibi-Consolidated, Inc.	74,800	208,488
*	Adaltis, Inc.	5,500	13,919
*	Aeterna Zentaris, Inc.	6,800	22,733
	AGF Management, Ltd. Class B Non-Voting	12,900	334,412
	Agnico Eagle Mines, Ltd.	5,500	216,266
	Agricore United	8,200	103,411
	Agrium, Inc.	18,400	708,721
# *	Ainsworth Lumber Co., Ltd.	1,900	15,026
	Akita Drilling, Ltd.	5,400	76,272
*	Alberta Clipper Energy, Inc.	6,600	25,958
	Alcan, Inc.	27,254	1,417,460
*	Algoma Steel, Inc.	6,500	280,207
	Alimentation Couche-Taro, Inc. Subordinated Voting Class B	6,200	131,199
*	Alliance Atlantis Communications, Inc. Series B Non-Voting	4,700	207,996
	Amerigo Resources, Ltd.	45,100	86,760
	Andrew Peller, Ltd.	900	9,057
*	Angiotech Pharmaceuticals, Inc.	15,800	105,234
*	Antrim Energy, Inc.	12,800	46,512
	Astral Media, Inc. Class A	9,000	315,492
	Atco, Ltd. Class 1 Non-Voting	9,600	363,037
*	Atlantis Systems Corp.	2,500	1,325
*	Atrium Biotechnologies, Inc.	1,414	20,468
*	ATS Automation Tooling System, Inc.	11,200	99,590
	AUR Resources, Inc.	15,700	282,025
*	Aurizon Mines, Ltd.	17,600	61,245

*	Axcan Pharma, Inc.	5,800	$92,286
*	Ballard Power Systems, Inc.	18,300	111,089
#	Bank of Montreal	28,823	1,744,758
#	Bank of Nova Scotia	42,101	1,830,760
*	Bankers Petroleum, Ltd.	12,000	5,746
	Barrick Gold Corp.	61,217	1,829,810
#	BCE, Inc.	18,016	473,351
	Bell Aliant Regional Communications Income Fund	1,300	32,578
*	Berens Energy, Ltd.	26,800	20,852
	Biovail Corp.	25,600	531,436
*	Bombardier, Inc. Class B	125,300	491,730
*	Boralex, Inc. Class A	10,400	107,592
*	Bow Valley Energy, Ltd.	1,900	10,462
	BPO Properties, Ltd.	600	34,371
*	Breakwater Resources, Ltd.	87,000	156,207
	Brookfield Asset Management, Inc. Series A Limited Voting	6,250	336,226
	Brookfield Properties Corp.	4,000	178,283
	CAE, Inc.	17,415	181,506
	Calfrac Well Services, Ltd.	5,500	87,560
	Cameco Corp.	10,000	370,127
	Canada Bread Co., Ltd.	4,500	215,074
*	Canadian Hydro Developers, Inc.	19,000	102,505
	Canadian Imperial Bank of Commerce	8,000	687,278
#	Canadian National Railway Co.	28,000	1,225,718
#	Canadian National Resources, Ltd.	13,100	658,920
	Canadian Pacific Railway, Ltd.	18,600	995,202
*	Canadian Superior Energy, Inc.	51,900	125,579
#	Canadian Tire Corp. Class A Non-Voting	8,300	508,105
	Canadian Utilities, Ltd. Class A Non-Voting	5,400	198,206
	Canadian Western Bank	8,700	180,159
	Canam Group, Inc. Class A Subordinate Voting	9,800	80,438
*	Canfor Corp.	16,100	158,440
*	Cangene Corp.	7,000	49,136
*	CanWest Global Communications Corp.	15,800	153,326
*	Cardiome Pharma Corp.	3,700	40,746
	Cascades, Inc.	12,200	137,167
*	Caspian Energy, Inc.	18,000	14,620
*	Catalyst Paper Corp.	46,900	135,535
	CCL Industries, Inc. Class B Non-Voting	4,700	144,665
*	Celestica, Inc. Subordinate Voting	34,200	215,504
*	Celtic Exploration, Ltd.	2,500	27,146
*	Ceramic Protection Corp.	500	6,947
*	Certicom Corp.	2,000	9,747
*	CGI Group, Inc.	72,900	617,057
*	Chai-Na-Ta Corp.	1,632	82
	CHC Helicopter Corp. Class A Subordinate Voting	3,400	69,826
	Cinram International, Inc. Income Fund	5,000	100,419
	Clairvest Group, Inc.	1,000	8,721
	Clarke, Inc.	2,500	32,597
*	Claude Resources, Inc.	25,100	43,994
	Cogeco Cable, Inc. Subordinate Voting	4,100	148,281
*	Cognos, Inc.	2,900	110,585
*	COM DEV International, Ltd.	3,000	15,082
*	Compton Petroleum Corp.	18,300	167,729

*	Constellation Copper Corp.	11,500	$13,470
	Corus Entertainment, Inc. Class B Non-Voting	6,700	268,664
*	Cott Corp.	14,000	196,666
*	Crew Energy, Inc.	4,600	41,493
*	Crew Gold Corp.	6,000	13,594
*	Crystallex International Corp.	18,900	57,204
*	CSI Wireless, Inc.	17,000	32,703
*	Dalsa Corp.	2,200	22,440
# *	Domtar, Inc.	43,400	363,646
*	Dorel Industries, Inc. Class B Subordinate Voting	3,600	107,729
*	Draxis Health, Inc.	8,600	46,103
*	Dundee Corp. Class A Subordinate Voting	3,300	155,887
	Dundee Wealth Management, Inc.	15,700	220,815
*	Duvernay Oil Corp.	6,500	178,950
*	Dynatec Corp.	45,200	101,252
*	Eldorado Gold Corp.	25,800	154,412
#	Emera, Inc.	5,700	98,931
*	Emergis, Inc.	18,200	84,496
	Empire Co., Ltd. Class A Non-Voting	4,800	171,751
	Enbridge, Inc.	21,498	683,208
#	EnCana Corp.	57,200	2,780,773
*	Endev Energy, Inc.	46,200	50,166
	Enerflex Systems Income Fund	5,600	49,795
*	Enghouse Systems, Ltd.	6,100	42,037
	Ensign Energy Services, Inc.	20,900	336,480
	Equitable Group, Inc.	1,300	38,335
	Exco Technologies, Ltd.	6,000	19,802
*	Exfo Electro-Optical Engineering, Inc.	11,300	74,393
	Extendicare Real Estate Investment Trust	5,400	78,627
#	Fairfax Financial Holdings, Inc. Subordinate Voting	2,800	540,896
	Finning International, Inc.	12,700	566,266
*	First Calgary Petroleums, Ltd. Class A	39,500	208,037
	First Quantum Minerals, Ltd.	4,100	238,197
*	Firstservice Corp.	4,800	120,410
*	Flint Energy Services, Ltd.	6,600	152,360
*	FNX Mining Co., Inc.	9,100	156,931
*	Forbes Medi-Tech, Inc.	29,100	21,895
*	Formation Capital Corp.	53,900	24,425
#	Fortis, Inc.	21,200	476,891
*	Forzani Group, Ltd. Class A	6,700	110,158
	Four Seasons Hotels, Inc.	1,200	97,254
*	Fraser Papers, Inc.	6,400	32,503
*	Galleon Energy, Inc. Class A	5,400	79,458
*	Garda World Security Corp. Class A	1,000	17,185
*	Genesis Land Development Corp.	8,400	40,578
	Gennum Corp.	3,700	37,044
*	Gentry Resources, Ltd.	9,300	33,555
	George Weston, Ltd.	6,000	364,227
	Gerdau Ameristeel Corp.	21,900	240,233
*	Gildan Activewear, Inc.	3,300	170,502
	Goldcorp, Inc.	31,389	842,694
*	Golden Star Resources, Ltd.	38,400	142,490
*	Great Basin Gold, Ltd.	20,300	41,482
*	Great Canadian Gaming Corp.	16,700	184,905

	Great West Lifeco, Inc.	5,900	$183,013
*	Greystar Resources, Ltd.	600	4,925
*	Groupe Laperriere & Verreault, Inc. Series A	800	19,357
	Harris Steel Group, Inc.	2,400	94,802
*	Heroux-Devtek, Inc.	2,300	15,240
*	High River Gold Mines, Ltd.	118,600	227,141
	Home Capital Group, Inc.	2,000	62,774
#	Husky Energy, Inc.	3,100	201,304
	Husky Injection Molding Systems, Ltd.	17,800	88,422
*	Hydrogenics Corp.	10,000	11,713
	IAMGOLD Corp.	46,882	394,424
	IGM Financial, Inc.	5,100	219,811
*	Imaging Dynamics Co., Ltd.	2,600	4,713
*	Imax Corp.	2,900	13,240
*	Imperial Metals Corp.	3,600	32,750
	Imperial Oil, Ltd.	5,203	186,126
*	Indigo Books & Music, Inc.	2,000	25,479
	Industrial Alliance Insurance & Financial Services, Inc.	12,400	384,213
	ING Canada, Inc.	13,200	590,253
	Inmet Mining Corp.	6,500	329,390
*	International Forest Products, Ltd. Series A	16,600	113,543
*	International Royalty Corp.	22,400	116,635
*	International Uranium Corp.	16,804	204,016
*	Intertape Polymer Group, Inc.	11,800	55,691
	Ipsco, Inc.	5,620	611,684
*	Iteration Energy, Ltd.	35,900	141,501
*	Ivanhoe Energy, Inc.	28,200	47,016
*	Ivanhoe Mines, Ltd.	9,700	97,614
	Jean Coutu Group PJC, Inc. Class A Subordinate Voting	43,400	549,921
*	Killam Properties, Inc.	5,300	11,057
	Kingsway Financial Services, Inc.	12,100	229,151
*	Kinross Gold Corp.	26,238	368,358
*	Kirkland Lake Gold, Inc.	1,400	12,030
*	Labopharm, Inc.	5,000	28,514
	Laurentian Bank of Canada	4,400	118,239
	Leon’s Furniture Ltd.	1,800	76,949
	Linamar Corp.	11,000	140,604
*	Lionore Mining International, Ltd.	27,500	371,259
*	Lions Gate Entertainment Corp.	2,900	31,929
	Loblaw Companies, Ltd.	7,300	289,416
*	MacDonald Dettweiler & Associates, Ltd.	1,900	77,862
*	Magellan Aerospace Corp.	6,300	16,375
	Magna International, Inc. Class A	12,887	947,904
*	Major Drilling Group International, Inc.	2,200	52,574
#	Manitoba Telecom Services, Inc.	4,300	169,485
#	Manulife Financial Corp.	87,943	2,954,993
*	Martinrea International, Inc.	8,800	95,178
	MDS, Inc.	29,626	552,954
*	Mega Bloks, Inc.	4,100	90,266
	Melcor Developments, Ltd.	4,200	96,238
*	Meridian Gold, Inc.	7,100	194,983
	Methanex Corp.	17,200	435,147
#	Metro, Inc. Class A Subordinate Voting	12,200	410,144
*	MGM Energy Corp.	248	1,156

	Mi Developments, Inc.	9,800	$360,294
*	Miramar Mining Corp.	20,300	93,377
	Morguard Corp.	2,000	82,079
	Mosaid Technologies, Inc.	1,400	32,786
#	National Bank of Canada	16,500	922,623
*	Neo Material Technologies, Inc.	5,100	13,561
# *	Neurochem, Inc.	4,300	63,051
	New Maple Leaf Foods, Inc.	14,400	178,030
	Nexen, Inc.	11,315	649,142
	Niko Resources, Ltd.	1,700	121,221
	Norbord, Inc.	16,200	122,580
*	Nortel Networks Corp.	13,610	408,323
*	North American Palladium, Ltd.	4,400	33,858
	Northbridge Financial Corp.	4,100	107,022
# *	Northern Orion Resources, Inc.	33,800	144,494
*	Northgate Minerals Corp.	42,800	153,694
*	Northstar Aerospace, Inc.	2,200	9,348
#	Nova Chemicals Corp.	16,600	524,285
	Novelis, Inc.	4,300	188,603
*	Nuvista Energy, Ltd.	8,500	93,532
	Onex Corp.	22,200	566,578
*	Open Text Corp.	9,900	215,843
*	OPTI Canada, Inc.	30,000	501,453
*	Pan Amer Silver Corp.	5,100	153,270
*	Paramont Resources, Ltd. Class A	6,200	100,877
	Pason Systems, Inc.	5,100	61,657
*	Patheon, Inc.	26,800	106,778
*	Pearl Exploration & Production, Ltd.	5,658	21,817
#	Penn West Energy Trust	2,800	83,718
# *	Peru Copper, Inc.	6,300	24,885
*	Petrobank Energy & Resources, Ltd.	5,500	110,461
	Petro-Canada	35,400	1,311,761
	Potash Corp. of Saskatchewan, Inc.	3,200	504,104
#	Power Corp. of Canada, Ltd.	43,900	1,450,697
#	Power Financial Corp.	13,400	459,422
	Precision Drilling Trust	1,500	35,076
	Pulse Data, Inc.	27,900	52,957
*	QLT, Inc.	16,600	139,658
	Quebecor World, Inc.	18,400	243,687
	Quebecor, Inc. Class B Subordinate Voting	8,900	303,921
*	Queenstake Resources, Ltd.	260,800	41,252
	Quest Capital Corp.	57,000	162,774
*	Rally Energy Corp.	9,400	42,274
*	Real Resources, Inc.	9,800	109,932
	Reitmans Canada, Ltd.	5,400	100,280
*	Research In Motion, Ltd.	3,000	421,734
	Richelieu Hardware, Ltd.	2,400	49,802
*	Rider Resources, Ltd.	700	4,818
*	Rio Narcea Gold Mines, Ltd.	19,000	60,106
	Ritchie Brothers Auctioneers, Inc.	1,400	80,067
*	Rockwater Capital Corp.	6,800	44,012
	Rogers Communications, Inc. Class B Non-Voting	6,300	205,655
*	RONA, Inc.	19,100	383,764
	Rothmans, Inc.	6,200	106,284

#	Royal Bank of Canada	31,175	$1,447,601
	Russel Metals, Inc.	12,800	300,958
	Samuel Manu Tech, Inc.	4,700	53,285
	Saputo, Inc.	4,800	172,161
*	Saskatchewan Wheat Pool	18,500	132,233
*	Savanna Energy Services Corp.	4,900	81,653
*	SEMAFO, Inc.	18,800	37,774
	Shaw Communictions, Inc. Class B Non-Voting	5,100	175,945
	Shawcor, Ltd.	9,100	188,287
	Shell Canada, Ltd.	3,800	145,002
	Sherritt International Corp.	31,100	394,334
	Shoppers Drug Mart Corp.	6,100	266,562
*	Sierra Wireless, Inc.	5,000	67,929
*	Silver Wheaton Corp.	11,900	119,142
*	Silvercorp Metals, Inc.	3,100	51,684
*	Sino-Forest Corp.	23,700	194,325
	SNC-Lavalin Group, Inc.	4,000	121,546
	Sobeys, Inc.	5,200	186,286
*	Softchoice Corp.	3,300	34,394
	St. Lawrence Cement Group, Inc. Class A Subordinate Voting	5,900	203,039
*	Stantec, Inc.	5,800	145,298
	Stella-Jones, Inc	1,600	44,200
*	Stratos Global Corp.	3,600	17,514
#	Sun Life Financial, Inc.	42,200	1,823,519
	Suncor Energy, Inc.	7,411	526,804
*	SunOpta, Inc.	6,600	70,593
*	Systems Xcellence, Inc.	1,700	33,256
*	Tahera Diamond Corp.	15,580	15,585
#	Talisman Energy, Inc.	27,900	481,857
*	Tanzanian Royalty Exploration Corp.	5,800	32,233
*	Technicoil Corp.	33,900	23,477
	Teck Cominco Class B	7,400	521,214
	Telus Corp.	4,514	218,251
*	Tembec, Inc.	26,800	50,410
*	Tenke Mining Corp.	8,300	107,298
*	Tesco Corp.	5,400	112,977
*	The Descartes Systems Group, Ltd.	2,600	10,848
#	The Thomson Corp.	13,100	528,435
*	Theratechnologies, Inc.	5,800	44,333
*	TLC Vision Corp.	21,900	121,708
	Toromont Industries, Ltd.	7,000	156,207
#	Toronto Dominion Bank	41,200	2,465,448
	Torstar Corp. Class B Non-Voting	12,100	187,873
#	Transalta Corp.	24,038	496,133
	Transat A.T., Inc. Class A	500	14,304
	Transat A.T., Inc. Class B	2,900	81,872
#	TransCanada Corp.	41,428	1,322,253
	Transcontinental, Inc. Class A	14,200	261,272
*	Transglobe Energy Corp.	4,900	21,576
	Trican Well Service, Ltd.	5,100	102,340
	TSX Group, Inc.	5,000	208,105
*	Tundra Semiconductor Corp.	5,800	52,565
	TVA Group, Inc. Class B	2,200	28,102
*	UEX Corp.	10,500	52,069

	Uni-Select, Inc.	3,300	$86,535
*	UTS Energy Corp.	17,500	59,700
	Van Houtte, Inc.	5,800	122,734
*	Vector Aerospace Corp.	7,900	40,527
*	Virginia Mines, Inc.	550	2,897
*	Vitran Corp., Inc.	600	11,430
	West Fraser Timber Co., Ltd.	6,100	230,315
*	Westaim Corp.	9,100	8,947
*	Western Copper Corp.	1,000	1,325
*	Western Financial Group, Inc.	3,700	13,476
*	Western Oil Sands, Inc. Series A	5,300	146,819
*	Westjet Airlines, Ltd.	18,000	222,692
*	Wi-LAN, Inc.	12,600	73,687
	Winpak, Ltd.	10,400	88,030
*	Wireless Matrix Corp.	6,300	4,848
*	Workbrain Corp.	1,300	10,559
*	Xantrex Technology, Inc.	5,300	45,043
	Xceed Mortgage Corp.	7,500	42,322
	Yamana Gold, Inc.	47,400	695,843
*	YM Biosciences, Ltd.	15,400	21,989
*	Zarlink Semiconductor, Inc.	40,900	83,926

TOTAL — CANADA			74,939,271

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
	A P Moller - Maersk A.S.	92	945,757
	Aktieselskabet Ringkjoebing Bank A.S.	175	30,911
# *	Aktieselskabet Roskilde Bank A.S.	1,335	153,003
*	Alm. Brand A.S.	1,650	116,932
	Amagerbanken A.S.	2,125	143,109
	Ambu A.S.	1,570	28,051
#	Auriga Industries A.S. Series B	2,400	62,442
#	Bang & Olufsen Holding A.S. Series B	1,500	180,695
*	Bavarian Nordic A.S.	400	38,464
	Biomar Holding A.S.	700	32,241
*	Capinordic AS	4,500	21,398
	Carlsberg A.S. Series B	2,400	247,515
	Codan A.S.	3,500	290,402
#	Coloplast A.S.	850	70,899
*	Dampskibsselskabet Norden A.S.	60	56,293
#	Dampskibsselskabet Torm A.S.	900	58,878
*	Dampskibsselskabet Torm A.S. ADR	1,972	128,752
#	Danisco A.S.	9,700	773,227
	Danske Bank A.S.	36,700	1,693,549
	DFDS A.S.	700	94,873
	DiBa Bank A.S.	70	30,241
	Djursland Bank A.S.	150	19,500
	DLH A.S. Series B	2,100	43,065
	DSV A.S.	1,600	275,493
	East Asiatic Co., Ltd.	3,050	134,076
	EDB Gruppen A.S.	400	16,293
	Fionia Bank A.S. Rights	150	43,499
	FLSmidth & Co. A.S.	1,700	109,330

	Fluegger A.S. Series B	350	$42,169
	Forstaedernes Bank A.S.	975	146,279
*	Genmab A.S.	1,600	94,564
#	GN Great Nordic A.S.	34,400	496,580
	H&H International A.S. Series B	110	36,784
	H. Lundbeck A.S.	4,400	117,471
	Harboes Bryggeri A.S.	650	26,112
	Hedegaard (Peder P.) A.S.	230	25,869
#	IC Companys A.S.	800	46,118
	ITH Industri Invest A.S.	800	31,818
*	Jyske Bank A.S.	9,700	745,124
# *	Mols-Linien A.S.	400	33,715
# *	NeuroSearch A.S.	1,000	55,440
	NKT Holding A.S.	2,400	194,487
	Nordjyske Bank A.S.	740	28,488
	Norresundby Bank A.S.	40	26,481
	Novo-Nordisk A.S. Series B	1,000	85,859
	Novo-Nordisk A.S. Sponsored ADR	2,900	247,979
	Novozymes A.S. Series B	1,500	128,978
	Ostjydsk Bank A.S.	140	31,913
*	Parken Sport & Emtertainment A.S.	150	38,584
	Per Aarsleff A.S. Series B	300	27,674
# *	Ringkjoebing Landbobank Aktieselskab A.S.	550	115,091
	Rockwool International A.S.	850	151,298
	Royal Unibrew A.S.	875	107,123
# *	RTX Telecom A.S.	1,400	15,978
	Sanistal A.S. Series B	400	72,993
#	Satair A.S.	700	31,344
	Schouw & Co. A.S.	1,000	66,972
	SimCorp A.S.	450	94,833
	Sjaelso Gruppen A.S.	100	34,541
	Skjern Bank A.S.	175	29,921
	Spar Nord Bank A.S.	7,075	169,178
	Sparbank Vest A.S.	710	55,187
	Sparekassen Faaborg A.S.	40	27,965
	Sydbank A.S.	12,800	668,971
	Thrane & Thrane A.S.	600	32,692
	Tivoli A.S.	90	68,497
*	TK Development A.S.	4,000	70,004
*	Topdanmark A.S.	1,500	266,635
# *	TopoTarget A.S.	5,400	32,645
*	Vestas Wind Systems A.S.	14,600	678,030
#	Vestjysk Bank A.S.	1,055	59,858
*	William Demant Holding	500	40,890

TOTAL — DENMARK			11,438,020

FINLAND — (1.3%)
COMMON STOCKS — (1.3%)
	Alandsbanken AB Series B	1,000	34,010
	Alma Media Corp.	5,400	70,490
	Amer Sports Oyj Series A	10,750	236,437
	Cargotec Oyj Series B	4,900	289,265
#	Componenta Oyj	4,400	65,134

	Cramo P.L.C.	6,300	$184,772
#	Elcoteq SE	1,400	15,695
#	Elektrobit Group Oyj	20,500	51,013
#	Elisa Oyj	28,850	852,289
	eQ Oyj	7,300	51,113
	Finnair Oyj	7,200	128,611
	Finnlines Oyj	3,800	86,244
#	Fiskars Oyj Abp Series A	10,400	171,225
	Fortum Oyj	43,600	1,204,050
	F-Secure Oyj	10,500	27,225
	HK Ruokatalo Oyj Series A	7,400	158,106
	Huhtamaki Oyj	15,150	247,350
	Ilkka-Yhtyma Oyj	1,200	18,543
#	KCI Konecranes Oyj	4,200	131,079
	Kemira GrowHow Oyj	20,400	259,156
	Kemira Oyj	11,300	254,149
#	Kesko Oyj	14,500	764,255
#	Kone Oyj Series B	3,800	217,673
	Kyro Oyj Abp	9,400	50,999
	Laennen Tehtaat Oyj	950	28,655
	Lassila & Tikanoja Oyj	3,500	107,203
#	Lemminkainen Oyj	1,500	87,331
*	Metso Corp. Sponsored ADR	5,100	252,144
	Metso Oyj	2,800	138,623
#	M-Real Oyj Series B	38,000	258,358
	Neste Oil Oyj	5,400	173,567
	Nokia Oyj	17,100	373,238
	Nokia Oyj Sponsored ADR	45,600	995,448
	Nokian Renkaat Oyj	8,160	199,230
*	Okmetic Oyj	6,300	32,536
#	OKO Bank P.L.C. Class A	19,100	327,916
#	Olvi Oyj Series A	3,350	101,909
*	Oriola-KD Oyj	1,000	4,220
# *	Oriola-KD Oyj	2,200	9,310
*	Orion Oyj Series A	2,600	57,590
*	Orion Oyj Series B	4,800	105,709
	Outokumpu Oyj Series A	22,000	819,998
	Perlos Oyj	2,650	12,386
	PKC Group Oyj	2,200	30,265
	Ponsse Oyj	1,600	26,922
	Poyry Oyj	4,000	69,259
	Raisio Group P.L.C.	11,500	28,903
	Ramirent Oyj	700	51,314
	Rapala VMC Oyj	10,000	78,317
#	Rautaruukki Oyj Series K	13,600	623,058
	Sampo Oyj	43,800	1,222,072
	SanomaWSOY Oyj	6,540	187,036
*	Satama Interactive Oyj	23,700	33,868
	Sponda Oyj	6,200	98,675
	Stockmann Oyj Abp Series A	1,150	50,795
	Stockmann Oyj Abp Series B	2,200	97,470
	Stora Enso Oyj Series R	17,700	291,298
	Stora Enso Oyj Sponsored ADR	57,400	942,508
	Tecnomen Oyj	21,200	38,428

	TietoEnator Oyj	7,220	$203,143
	Tiimari P.L.C.	4,700	30,852
	Turkistuottajat Oyj	1,600	23,012
#	UPM-Kymmene Oyj	15,400	400,455
	UPM-Kymmene Oyj Sponsored ADR	48,700	1,263,278
	Uponor Oyj Series A	5,000	175,113
#	Vacon Oyj	900	30,978
	Vaisala Oyj Series A	950	42,787
#	Wartsila Corp. Oyj Series B	8,100	484,503
	YIT Oyj	6,150	200,536
TOTAL COMMON STOCKS			16,379,099

RIGHTS/WARRANTS — (0.0%)
*	Sponda Oyj Rights 02/02/07	6,200	11,733

TOTAL — FINLAND			16,390,832

FRANCE — (7.1%)
COMMON STOCKS — (7.1%)
	Accor SA	13,686	1,206,515
	Air France-KLM	17,223	746,514
	Air Liquide SA	4,553	1,042,375
	Alcatel-Lucent SA	103,869	1,324,602
	Alcatel-Lucent SA Sponsored ADR	12,000	153,960
*	Alstom SA	2,499	301,254
*	Alten SA	1,680	59,323
# *	Altran Technologies SA	19,072	160,076
	April Group SA	1,811	105,359
# *	Archos	364	12,485
*	Arkema Sponsored ADR	460	23,060
	Arkopharma	2,469	44,715
	Assurances Generales de France (AGF)	5,402	910,928
	Assystem	3,965	73,286
*	Atos Origin	14,765	797,876
# *	Avanquest Software	1,259	28,525
	AXA SA	3,554	151,133
	AXA SA ADR	128,100	5,468,589
	Bacou-Dalloz	1,046	136,834
#	Beneteau SA	1,196	134,346
*	BioMerieux	1,200	99,556
	BNP Paribas SA	69,988	7,298,114
	Boiron SA	2,461	67,519
	Bonduelle SA	703	86,928
	Bongrain SA	1,068	106,640
	Bourbon SA	3,563	212,238
	Bouygues SA	12,777	889,699
	Bricorama SA	699	40,458
*	Bull SA	1,635	10,860
# *	Business Objects SA	3,242	117,324
*	Business Objects SA ADR	18,000	649,800
	Canal Plus SA	5,836	68,911
	Capgemini SA	20,632	1,440,805
#	Carbone Lorraine SA	2,888	163,727

	Carrefour SA	8,653	$577,209
	Casino Guichard Perrachon SA	6,199	533,197
	Cegedim SA	347	32,586
	Cegid SA	485	21,407
	CFF Recycling SA	2,257	119,378
	Cie Generale D’Optique Essilor Intenational SA	3,235	368,758
	Ciments Francais SA	1,997	421,997
#	Clarins SA	1,376	100,958
# *	Club Mediterranee SA	2,370	134,704
	CNP Assurances	6,156	689,178
	Compagnie de Saint-Gobain	32,140	2,987,902
*	Compagnie Generale de Geophysique-Veritas SA	431	88,430
*	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	6,900	282,831
	Credit Agricole SA	53,793	2,142,936
	Damartex SA	174	6,313
	Dassault Systemes SA	1,044	53,166
	Dassault Systemes SA ADR	2,300	116,932
	Delachaux SA	1,026	85,649
	Dior (Christian) SA	2,658	313,751
	Eiffage SA	2,914	292,374
	Electricite de Strasbourg	518	121,700
	Esso SA	523	123,714
# *	Establissements Maurel Et Prom	7,896	163,754
	Etam Developpement SA	1,296	96,421
	Euler Hermes SA	3,815	539,583
# *	Euro Disney SCA	580,041	69,139
#	European Aeronautic Defence & Space Co.	38,718	1,323,308
	Exel Industries SA	502	45,583
# *	Faurecia SA	3,154	213,283
	Fimalac SA	2,507	230,335
	Fleury Michon SA	463	28,751
	Foncia Groupe	694	36,307
	France Telecom SA	20,447	553,813
	France Telecom SA Sponsored ADR	87,600	2,373,960
	Gascogne SA	262	26,306
	Gaumont SA	223	20,931
	Generale de Sante	5,663	232,767
	Generale des Establissements Michelin SA Series B	15,470	1,607,028
	Geodis SA	602	123,330
	GFI Informatique SA	12,831	111,694
	GL Events	1,397	77,520
	Groupe Crit	392	18,575
	Groupe Danone	641	101,371
	Groupe Danone ADR	18,100	615,581
*	Groupe Go Sport SA	568	48,847
#	Groupe Steria SCA	3,024	199,486
	Guerbet SA	171	30,502
	Guyenne et Gascogne SA	1,021	140,407
	Haulotte Group SA	2,830	83,055
	Havas SA	63,765	366,429
	Hermes International SA	1,696	221,441
	Iliad SA	2,400	251,259
#	Imerys SA	4,127	367,648

	IMS International Metal Service SA	4,499	$150,590
# *	Infogrames Entertainment SA	15,123	4,384
*	Ingenico SA	3,051	70,640
#	Ipsos SA	4,641	153,252
	JC Decaux SA	10,786	307,797
	Kaufman et Broad SA	1,391	100,142
	LaFarge SA	7,174	1,070,514
	Lafarge SA Sponsored ADR	47,400	1,768,968
#	Lafuma SA	317	24,133
	Lagardere S.C.A. SA	16,809	1,289,457
	Laurent-Perrier Group	326	35,768
	Lectra	2,553	19,196
	Lisi SA	837	74,168
	Locindus	509	24,901
	L’Oreal SA	7,238	756,717
	LVMH (Louis Vuitton Moet Hennessy)	4,214	465,983
#	M6 Metropole Television	3,463	122,785
*	Maisons Franc	470	39,508
	Manitou BF SA	3,082	158,441
	Manutan International SA	423	29,371
	Montupet SA	2,906	68,053
	Mr. Bricolage SA	2,308	56,426
*	Natixis	5,600	147,989
*	Naturex	395	26,084
	Neopost SA	2,317	298,154
	Nexans SA	4,760	588,505
*	Nexity	2,100	168,235
	Norbert Dentressangle	519	43,787
#	NRJ Group	3,110	55,167
#	Oberthur Card Systems SA	12,572	91,482
*	Orco Property Group	1,000	152,782
*	Orpea	541	47,684
	PagesJaunes SA	7,800	161,990
# *	Penauille Polyservices SA	2,246	31,304
	Pernod-Ricard SA	8,044	1,658,542
	Petit Forestier SA	280	24,988
	Peugeot SA	21,134	1,424,966
	Pierre & Vacances	1,111	147,198
	Plastic Omnium SA	2,854	137,966
	Plastivaloire SA	1,015	31,265
#	PPR SA	9,786	1,469,594
	Provimi SA	2,116	86,412
	Publicis Groupe	1,433	64,175
	Publicis Groupe ADR	16,000	717,760
	Radiall SA	200	27,776
#	Rallye SA	4,542	239,128
	Remy Cointreau SA	4,631	306,624
	Renault SA	15,523	1,843,128
*	Rhodia SA	77,800	271,432
	Robertet SA	268	42,712
	Rougier SA	180	33,083
	Rubis SA	858	66,761
#	Safran SA	23,005	527,093
*	Saft Groupe SA	900	32,646

	Sanofi - Aventis	2,000	$169,824
	Sanofi - Aventis ADR	117,595	4,987,204
	Schneider Electric SA	23,248	2,817,675
*	SCOR SA	9	23
#	SCOR SA	18,702	475,185
	SEB SA	1,680	278,988
	Sechilienne SA	728	37,260
*	SIICinvest	509	1,779
	Societe BIC SA	5,672	387,450
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	89	60,934
	Societe Generale Paris	23,527	3,956,568
	Societe Immobiliere de Location pour L’industrie et le Commerce	288	50,241
	Societe Industrielle D’Aviations Latecoere SA	701	21,409
	Societe Television Francaise 1	6,567	221,086
	Sodexho Alliance SA	3,163	218,229
	Sodexho Alliance SA Sponsored ADR	3,800	262,390
# *	Soitec S.A.	9,862	272,940
	Somfy SA	343	97,420
#	Sopra Group SA	986	83,342
	Spir Communication SA	198	28,532
#	Stallergenes SA	892	56,009
	Ste Virbac SA	422	27,935
	STEF-TFE SA	792	55,093
	Sucriere de Pithiviers-Le-Vieil	33	31,222
	Suez (ex Suez Lyonnaise des Eaux)	4,083	197,252
	Suez SA ADR	700	33,817
	Synergie SA	1,085	53,077
	Technip SA	3,990	267,192
	Technip SA ADR	17,900	1,199,121
#	Teleperformance SA	5,105	218,522
	Tessi SA	412	27,130
	Thales SA	4,541	233,582
*	Theolia SA	2,062	67,970
	Thomson	50,568	949,285
*	Thomson Sponsored ADR	3,700	69,412
	Total SA	19,007	1,280,169
	Total SA Sponsored ADR	37,600	2,531,232
	Toupargel-Agrigel SA	290	16,872
	Trigano SA	1,516	79,189
# *	UbiSoft Entertainment SA	4,502	197,948
	Union Financiere de France Banque SA	300	20,007
#	Valeo SA	13,379	657,849
	Vallourec (Usines A Tubes de Lorraine Escaut et Vallourec Reunies)	817	201,552
	Veolia Environnement SA	2,750	193,606
	Veolia Environnement SA ADR	8,000	564,000
	Viel et Compagnie	5,851	38,043
	Vilmorin et Cie SA	766	75,177
	Vinci SA	12,483	1,725,356
	Vivendi SA	96,793	3,818,961
	Vranken Pommery Monopole	1,407	106,600
	Wendel Investissement	3,003	451,152
	Zodiac SA	2,464	167,390
TOTAL COMMON STOCKS			91,865,625

RIGHTS/WARRANTS — (0.0%)
*	Infogrames Entertainment SA Rights 01/12/07	15,123	$350

TOTAL — FRANCE			91,865,975

GERMANY — (6.1%)
COMMON STOCKS — (6.1%)
	A.S. Creation Tapeton AG	648	33,850
*	Aareal Bank AG	4,331	200,980
*	AC-Service AG	4,173	29,878
	ADCapital AG	4,082	61,101
	Adidas-Salomon AG	10,192	499,608
*	Adlink Internet Media AG	1,531	35,248
# *	ADVA AG Optical Networking	3,330	38,278
# *	Aixtron AG	23,204	159,610
	Allianz SE	21,798	4,687,610
# *	Allianz SE ADR	127,900	2,753,687
	Altana AG ADR	3,300	200,079
	AMB Generali Holding AG	1,336	198,848
*	Analytik Jena AG	3,242	31,527
#	Andreae-Noris Zahn AG	1,235	61,129
*	Augusta Technologie AG	3,526	57,347
	AWD Holding AG	2,164	95,644
	Baader Wertpapierhandelsbank AG	8,136	52,518
#	Balda AG	4,717	62,601
	BASF AG	6,890	700,878
	BASF AG Sponsored ADR	22,500	2,288,475
	Bayer AG	9,647	554,464
	Bayer AG Sponsored ADR	8,000	459,920
	Bayerische Motoren Werke (BMW) AG	27,378	1,582,271
	Beate Uhse AG	4,391	26,436
	Bechtle AG	1,392	39,660
	Beiersdorf AG	936	60,464
	Bertrandt AG	1,086	30,609
	Bilfinger Berger AG	6,503	543,536
	Biotest AG	1,421	67,702
	Boewe Systec AG	548	34,663
	Celesio AG	3,991	226,304
*	CENTROTEC Sustainable AG	823	31,583
	Cewe Color Holding AG	567	27,827
# *	ComBOTS AG	1,894	27,032
#	Comdirect Bank AG	8,274	118,257
	Commerzbank AG	85,755	3,524,867
# *	Conergy AG	1,500	107,593
	Continental AG	4,023	501,165
	CTS Eventim AG	1,147	43,791
	Curanum AG	1,530	13,667
*	D&S europe AG	3,783	42,229
*	D. Logistics AG	10,845	25,989
	DAB Bank AG	3,271	33,931
	DaimlerChrysler AG	65,706	4,474,012
*	DaimlerChrysler AG ADR	29,300	1,994,451

	Data Modul AG	2,096	$31,899
*	DEAG Deutsche Entertainment AG	13,909	35,297
	Deutsche Bank AG	30,048	3,947,663
	Deutsche Bank AG ADR	23,300	3,059,523
	Deutsche Boerse AG	3,106	623,622
	Deutsche Euroshop AG	1,179	88,953
	Deutsche Lufthansa AG	21,514	583,227
	Deutsche Post AG	25,027	803,229
*	Deutsche Postbank AG	4,700	394,980
	Deutsche Telekom AG	208,679	3,743,468
	Deutsche Telekom AG ADR	30,900	554,964
	Deutsche Wohnen AG	2,400	149,697
*	Deutz AG	5,335	76,251
#	Douglas Holding AG	3,855	224,325
	Drillisch AG	2,378	23,770
*	Duerr AG	2,775	78,582
	DVB Bank AG	271	87,853
	E.ON AG	3,491	457,211
	E.ON AG ADR	143,000	6,236,230
	Eckert and Ziegler Strahlen - und Medizintechnik AG	1,958	28,606
*	Elmos Semiconductor AG	3,626	37,565
# *	EM.TV AG	7,400	41,673
#	Epcos AG	1,602	25,829
	Epcos AG ADR	9,700	156,849
*	Escada AG	393	17,606
	Euwax AG	321	15,632
# *	Evotec AG	14,806	73,446
	Fielmann AG	851	54,566
#	Fraport AG	6,259	515,015
	Fresenius Medical Care AG & Co.	569	80,781
*	Fresenius Medical Care AG & Co. ADR	4,200	199,710
	Fuchs Petrolub AG	622	43,233
	GEA Group AG	19,818	458,927
	Gerry Weber International AG	1,058	24,631
	Gesco AG	1,146	57,357
	GFK AG	2,158	95,594
# *	GPC Biotech AG	1,541	43,252
	Grenkeleasing AG	597	24,551
*	Hannover Rueckversicherung AG	11,195	479,170
	Hawesko Holding AG	1,492	43,347
	Heidelberger Druckmaschinen AG	6,719	286,181
	Henkel KGAA	2,245	283,628
	Hochtief AG	6,779	595,799
	Hugo Boss AG	1,650	92,985
	Hypo Real Estate Holding AG	20,550	1,299,753
# *	IKB Deutsche Industriebank AG	6,179	241,648
	Indus Holding AG	922	35,408
*	Infineon Technologies AG	97,102	1,489,402
*	Infineon Technologies AG ADR	6,000	91,920
	INTERSEROH AG	683	31,241
*	Isra Vision Systems AG	1,054	29,849
	IVG Immobilien AG	5,822	256,461
*	IVU Traffic Technologies AG	12,703	21,193
*	IWKA AG	2,533	74,090

*	Jenoptik AG	22,208	$212,097
	K&S AG	4,291	463,654
*	KarstadtQuelle AG	4,333	150,996
#	Kloeckner-Werke AG	6,345	94,698
	Kontron AG	5,988	88,260
	Krones AG	1,289	204,649
*	KSB AG	214	111,852
	KWS Saat AG	2,056	251,551
*	Lanxess AG	12,600	625,778
	Leifheit AG	465	11,807
	Leoni AG	5,071	209,464
	Linde AG	11,783	1,195,174
	MAN AG	4,469	480,507
*	Mania Technologie AG	3,900	15,985
*	Maxdata AG	12,610	22,854
*	Mediclin AG	13,261	73,678
# *	Medigene AG	1,679	13,268
#	Medion AG	7,536	86,407
	Merck KGAA	2,779	350,081
	Metro AG	4,442	306,913
# *	MLP AG	6,073	145,452
# *	Mobilcom AG	9,857	281,245
*	Morphosys AG	215	15,162
*	MTU Aero Engines Holding AG	4,400	231,480
	Munchener Rueckversicherungs-Gesellschaft AG	17,038	2,729,618
#	MVV Energie AG	4,096	141,873
#	Norddeutsche Affinerie AG	9,011	274,237
*	Nordex AG	2,049	62,728
	OHB Technology AG	2,466	38,026
	Oldenburgische Landesbank AG	1,147	80,639
*	Paion AG	3,900	42,888
	PC-Ware AG	613	11,114
	Pfeiffer Vacuum Technology AG	609	49,198
	Pfleiderer AG	2,028	61,768
*	Plasmaselect AG	3,271	9,612
# *	Premiere AG	11,400	240,750
*	Primacom AG	3,091	31,489
	Progress-Werk Oberkirch AG	638	30,089
	Puma AG Rudolf Dassler Sport	725	257,505
# *	QIAGEN NV	9,787	159,900
*	QSC AG	6,902	51,493
	Rational AG	233	39,656
	REALTECH AG	2,321	31,622
	Renk AG	322	18,408
*	REpower Systems AG	761	140,128
	Rheinmetall AG	4,706	379,214
	Rhoen-Klinikum AG	5,170	278,717
	RWE AG (Neu) Series A	6,993	715,866
	Salzgitter AG	8,513	1,059,318
	SAP AG	496	22,830
*	SAP AG Sponsored ADR	14,600	671,162
	Sartorius AG	986	53,488
#	Schlott Sebaldus AG	1,329	41,893
*	SGL Carbon AG	6,323	168,786

*	SGL Carbon AG Sponsored ADR	7,400	$66,600
	SHB Stuttgarter Invest AG	2,186	101,220
	Siemens AG ADR	29,600	3,126,944
# *	Singulus Technologies AG	10,348	154,485
	Sixt AG	1,090	65,352
	Software AG	1,430	109,539
*	Solon AG fuer Solartechnik	799	43,891
	Stada Arzneimittel AG	5,083	291,623
	Strabag AG	422	86,519
#	Suedzucker AG	12,226	260,096
*	Suess Microtec AG	7,173	79,285
	Takkt AG	3,116	59,666
#	Techem AG	2,013	147,894
	Technotrans AG	567	16,823
#	ThyssenKrupp AG	33,988	1,662,722
#	TUI AG	37,970	884,327
	United Internet AG	9,981	180,839
	Utimaco Safeware AG	1,545	26,578
# *	Vivacon AG	810	29,998
#	Volkswagen AG	14,103	1,773,596
	Vossloh AG	1,679	143,314
#	Wincor Nixdorf AG	1,500	243,119
*	Wirecard AG	7,951	85,646
	Wuerttembergische Lebensversicherung AG	687	37,694
	Wuerttembergische Metallwarenfabrik AG	596	21,298

TOTAL — GERMANY			78,625,056

GREECE — (0.8%)
COMMON STOCKS — (0.8%)
*	Aegek S.A.	17,590	15,633
	Agricultural Bank of Greece S.A.	37,980	196,154
	Alpha Bank A.E.	34,072	1,051,934
*	Anek Lines S.A.	10,650	23,971
*	Aspis Bank S.A.	6,175	31,717
*	Astir Palace Hotels S.A.	4,440	37,630
	Athens Medical Center S.A.	5,810	37,788
	Attica Holdings S.A.	8,510	49,372
	Autohellas S.A.	4,100	28,019
	Babis Vovos International Construction S.A.	1,840	72,971
*	Bank of Attica S.A.	5,375	34,568
	Bank of Greece	2,630	335,619
	Blue Star Maritime S.A.	15,800	66,540
	C. Rokas S.A.	1,380	38,078
	Coca-Cola Hellenic Bottling Co. S.A.	5,200	201,445
	Coca-Cola Hellenic Bottling Co. S.A. ADR	7,800	304,512
	Cosmote Mobile Telecommunications S.A.	3,040	88,537
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	9,390	47,978
	EFG Eurobank Ergasias S.A.	19,868	737,455
	Elmec Sport S.A.	10,000	37,622
*	Emporiki Bank of Greece S.A.	6,570	186,736
*	Ethniki General Insurance Co. S.A.	5,420	40,549
	Euromedica S.A.	4,440	43,222
*	Forthnet S.A. Issue 06	5,355	76,053

	Fourlis S.A.	2,840	$64,876
	Frigoglass S.A.	2,270	50,906
	GEK Group of Cos S.A.	5,790	66,116
*	Geniki Bank	6,260	66,650
	Halkor S.A.	5,210	40,500
*	Hellenic Cables S.A.	4,830	32,756
	Hellenic Duty Free Shops S.A.	1,480	28,630
	Hellenic Petroleum S.A.	19,270	262,204
	Hellenic Technodomiki Tev S.A.	23,030	320,177
*	Hellenic Telecommunication Organization Co. S.A.	9,070	246,070
*	Hellenic Telecommunication Organization Co. S.A. ADR	61,300	832,454
	Heracles General Cement Co.	3,960	86,628
	Iaso S.A.	11,360	113,225
*	Intracom Holdings S.A.	8,300	49,470
	J&P-Avax S.A.	5,700	51,725
*	Lambrakis Press S.A.	7,150	25,203
	Lampsa Hotel Co.	2,200	47,999
*	Lavipharm S.A.	3,320	25,448
*	Maritime Company of Lesvos S.A.	19,510	26,109
	Metka S.A.	2,710	38,095
	Michaniki S.A.	12,390	87,069
*	Minoan Lines S.A.	5,260	34,808
	Motor Oil (Hellas) Corinth Refineries S.A.	6,045	156,747
	Mytilineos Holdings S.A.	5,790	259,007
	National Bank of Greece	11,760	609,719
	National Bank of Greece S.A. ADR	124,100	1,298,086
	Neochimiki Lv Lavrentiadis S.A.	3,230	80,880
*	Nirefs Acquaculture S.A.	5,020	29,640
	Pantechniki S.A.	6,160	36,386
	Piraeus Bank S.A.	16,812	579,405
	Public Power Corp.	8,390	217,234
	Regency Entertainment S.A.	1,960	28,583
	S&B Industrial Minerals S.A.	2,620	34,946
	Sarantis S.A.	3,070	29,581
	Teletypos S.A. Mega Channel	4,090	22,666
	Terna Tourist Technical & Maritime S.A.	3,960	63,636
	Titan Cement Co. S.A.	11,700	670,209
	Unisystems S.A.	9,210	23,409
*	Veterin S.A.	5,430	28,473
	Viohalco S.A.	19,280	259,079
	Vivartia S.A.	9,202	175,753

TOTAL — GREECE			10,984,660

HONG KONG — (2.4%)
COMMON STOCKS — (2.4%)
	Alco Holdings, Ltd.	60,000	31,419
	Allied Group, Ltd.	24,000	59,479
	Allied Properties, Ltd.	62,000	69,143
	AMVIG Holdings, Ltd.	68,000	56,065
	Asia Financial Holdings, Ltd.	84,000	34,788
	Asia Satellite Telecommunications Holdings, Ltd. ADR	2,300	52,900
	Asia Standard International Group, Ltd.	1,058,978	32,606
*	Asian Union New Media Group, Ltd.	3,400,000	33,491

	ASM Pacific Technology, Ltd.	15,000	$87,474
*	Associated International Hotels, Ltd.	11,000	17,766
	Bank of East Asia, Ltd.	100,264	574,645
	Bossini International Holdings, Ltd.	530,000	31,971
*	C C Land Holdings, Ltd.	81,000	47,324
	Cafe de Coral Holdings, Ltd.	36,000	63,877
	Capital Strategic Investment, Ltd.	100,000	21,053
	Cathay Pacific Airways, Ltd.	95,000	237,576
*	CATIC International Holdings, Ltd.	2,160,000	135,636
	CCT Telecom Holdings, Ltd.	156,000	22,831
	Century City International Holdings, Ltd.	2,656,000	37,366
	Champion Technology Holdings, Ltd.	175,101	34,988
	Chaoda Modern Agriculture (Holdings), Ltd.	342,000	247,114
	Chen Hsong Holdings, Ltd.	40,000	28,519
	Cheung Kong Holdings, Ltd.	119,000	1,459,462
#	Cheung Kong Infrastructure Holdings, Ltd.	57,000	199,959
	Chevalier International Holdings, Ltd.	18,000	18,730
*	Chia Hsin Cement Greater China Holding Corp.	160,000	27,437
*	China Aerospace International Holdings, Ltd.	295,200	51,027
*	China Agri-Industries, Ltd.	82,000	36,629
#	China Gas Holdings, Ltd.	282,000	66,099
	China Green (Holdings), Ltd.	72,000	51,629
*	China Insurance International Holdings Co., Ltd.	90,000	97,765
	China Mengniu Dairy Co., Ltd.	52,000	143,232
	China Merchants Holdings (International) Co., Ltd.	42,748	166,484
*	China Mining Resources Group, Ltd.	136,000	37,077
	China Netcom Group Corp. (Hong Kong), Ltd.	373,000	880,651
	China Oriental Group Co., Ltd.	408,000	143,175
	China Overseas Land & Investment, Ltd.	258,000	260,238
# *	China Pharmaceutical Group, Ltd.	160,000	28,117
	China Power International Development, Ltd.	122,000	67,063
	China Rare Earth Holdings, Ltd.	124,000	30,000
	China Resources Land, Ltd.	107,000	109,763
	China Resources Logic, Ltd.	278,000	30,260
	China Resources Power Holdings Co., Ltd.	120,000	168,809
	China Shineway Pharmaceutical Group, Ltd.	54,000	36,935
*	China Solar Energy Holdings, Ltd.	260,000	29,633
	China Travel International Investment Hong Kong, Ltd.	608,000	266,635
	China Unicom, Ltd.	88,000	111,105
	China Unicom, Ltd. ADR	20,000	252,200
# *	Chinese People Gas Holdings Co., Ltd.	390,000	26,456
	Chong Hing Bank, Ltd.	38,000	95,687
	Chow Sang Sang Holdings International, Ltd.	60,000	41,065
*	Chu Kong Shipping Development Co., Ltd.	196,000	41,224
	Chuang’s Consortium International, Ltd.	344,000	31,235
*	CITIC 21CN Co., Ltd.	154,000	17,107
#	CITIC International Financial Holdings, Ltd.	193,000	152,174
	Citic Pacific, Ltd.	145,000	487,574
*	CITIC Resources Holdings, Ltd.	360,000	145,837
# *	Clear Media, Ltd.	44,000	52,006
	CLP Holdings, Ltd.	36,500	268,009
	CNOOC, Ltd.	98,000	78,699
	CNOOC, Ltd. ADR	3,100	249,643
#	CNPC (Hong Kong), Ltd.	480,000	228,674

	Coastal Greenland, Ltd.	162,000	$23,881
	COFCO International, Ltd.	82,000	68,447
#	Comba Telecom Systems Holdings, Ltd.	228,000	89,385
	COSCO International Holdings, Ltd.	200,000	110,428
	Coslight Technology International Group, Ltd.	58,000	38,183
	Dah Sing Banking Group, Ltd.	77,800	163,676
	Dah Sing Financial Holdings, Ltd.	19,600	170,328
*	Dawnrays Pharmaceutical (Holdings), Ltd.	296,000	31,821
	Dickson Concepts International, Ltd.	19,500	22,497
#	Digital China Holdings, Ltd.	65,000	25,144
# *	Dynasty Fine Wines Group, Ltd.	134,000	62,823
*	Easyknit Enterprises Holdings, Ltd.	240,000	67,014
	EganaGoldpfeil Holdings, Ltd.	119,588	84,344
	Emperor Entertainment Hotel, Ltd.	85,000	17,494
	Emperor International Holdings, Ltd.	114,000	28,600
	Enerchina Holdings, Ltd.	69,000	5,207
*	ENM Holdings, Ltd.	328,000	25,597
	Esprit Holdings, Ltd.	37,000	385,569
*	eSun Holdings, Ltd.	50,000	41,970
#	Far East Consortium International, Ltd.	166,508	72,038
	First Natural Foods Holdings, Ltd.	225,000	27,073
	First Pacific Co., Ltd.	108,000	61,241
#	Fong’s Industries Co., Ltd.	64,000	51,915
	Fountain Set Holdings, Ltd.	62,000	20,872
*	Foxconn International Holdings, Ltd.	35,000	92,474
*	Frasers Property China, Ltd.	1,240,000	29,224
	Fu JI Food & Catering Services	19,000	57,623
	Fubon Bank Hong Kong, Ltd.	76,000	42,103
# *	Fushan International Energy Group, Ltd.	118,000	30,420
*	Galaxy Entertainment Group, Ltd.	284,000	303,181
	Giordano International, Ltd.	206,000	96,033
	Global Bio-Chem Technology Group Co., Ltd.	250,000	69,012
	Global Green Tech Group, Ltd.	246,000	38,737
	Glorious Sun Enterprises, Ltd.	86,000	40,640
	GOME Electrical Appliances Holdings, Ltd.	40,000	44,363
	Grande Holdings, Ltd.	54,000	18,990
	Great Eagle Holdings, Ltd.	49,000	171,114
	Guangnan Holdings, Ltd.	146,000	35,761
	Guangzhou Investment Co., Ltd.	686,000	156,293
	GZI Transport, Ltd.	82,000	49,176
	Hang Lung Group, Ltd.	194,000	635,103
	Hang Lung Properties, Ltd.	298,000	783,080
	Hang Seng Bank, Ltd.	13,400	182,483
	Henderson Investment, Ltd.	166,000	303,055
	Henderson Land Development Co., Ltd.	105,000	595,273
# *	Heng Tai Consumables Group, Ltd.	320,000	56,051
	Hengan International Group Co., Ltd.	30,000	83,034
*	Hi Sun Technology (China), Ltd.	117,000	35,796
	HKC (Holdings), Ltd.	239,000	47,987
	HKR International, Ltd.	170,933	93,941
	Hon Kwok Land Investment Co., Ltd	58,000	23,354
	Hong Kong and China Gas Co., Ltd.	110,000	240,164
	Hong Kong and Shanghai Hotels, Ltd.	162,015	267,500
	Hong Kong Electric Holdings, Ltd.	54,500	275,947

	Hong Kong Ferry (Holdings) Co., Ltd.	16,000	$17,016
	Hongkong Chinese, Ltd.	222,000	40,645
	Hopewell Highway Infrastructure, Ltd.	106,500	96,255
	Hopewell Holdings, Ltd.	126,000	485,413
#	Hopson Development Holdings, Ltd.	46,000	106,118
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	132,000	42,302
	Huafeng Textile International Group, Ltd.	556,000	37,080
*	Hualing Holdings, Ltd.	506,000	26,860
	Hung Hing Printing Group, Ltd.	24,524	14,381
	Hutchison Harbour Ring, Ltd.	636,000	50,458
*	Hutchison Telecommunications International, Ltd.	47,000	97,886
	Hutchison Whampoa, Ltd.	182,000	1,733,157
	Hysan Development Co., Ltd.	55,264	151,927
*	I.T, Ltd.	316,000	61,943
	I-Cable Communications, Ltd.	85,000	19,228
*	Imagi International Holdings, Ltd.	64,000	35,111
	Industrial & Commercial Bank of China (Asia), Ltd.	70,000	151,411
	Integrated Distribution Services Group, Ltd.	14,000	31,883
	ITC Corp., Ltd.	339,983	28,333
*	Jinhui Holdings Co., Ltd.	86,000	36,131
	Johnson Electric Holdings, Ltd.	138,000	100,633
	K Wah International Holdings, Ltd.	290,258	116,616
#	Kantone Holdings, Ltd.	480,000	35,746
#	Kerry Properties, Ltd.	91,530	454,024
	Kingboard Chemical Holdings, Ltd.	70,000	294,209
	Kingway Brewery Holdings, Ltd.	46,000	21,199
	Kowloon Development Co., Ltd.	75,000	140,693
	Lai Fung Holdings, Ltd.	608,000	26,088
*	Lai Sun Development Co., Ltd.	1,090,000	41,075
*	Lai Sun Garment (International), Ltd.	432,000	37,585
	Le Saunda Holdings, Ltd.	200,000	55,609
	Lee & Man Paper Manufacturing, Ltd.	52,000	121,798
#	Lenova Group, Ltd.	266,000	102,209
	Li & Fung, Ltd.	73,600	233,994
	Li Ning Co., Ltd.	48,000	90,142
	Lifestyle International Holdings, Ltd.	43,000	132,146
	Liu Chong Hing Investment, Ltd.	16,000	23,329
	Lung Kee (Bermuda) Holdings, Ltd.	28,000	14,380
*	Macau Prime Properties Holdings, Ltd.	415,000	24,168
#	Macau Success, Ltd.	260,000	28,667
	Magnificent Estates, Ltd.	2,312,000	81,380
	Melco International Development, Ltd.	58,000	111,719
	Midland Holdings, Ltd.	154,000	93,507
#	Mingyuan Medicare Development Co., Ltd.	370,000	40,708
# *	Minmetals Resources, Ltd.	148,000	55,968
	Miramar Hotel & Investment Co., Ltd.	57,000	80,671
	MTR Corp., Ltd.	104,403	275,676
*	Nan Hai Corp., Ltd.	5,150,000	46,174
	Natural Beauty Bio-Technology, Ltd.	370,000	66,589
	Neo-China Group (Holdings), Ltd.	400,000	50,960
	New Century Group Hong Kong, Ltd.	116,000	12,362
	New World China Land, Ltd.	256,000	140,136
	New World Development Co., Ltd.	349,736	769,531
	Next Media, Ltd.	270,000	103,013

	Norstar Founders Group, Ltd.	136,000	$56,601
	NWS Holdings Ltd.	144,191	350,217
	Oriental Press Group, Ltd.	264,000	48,587
	Pacific Andes International Holdings, Ltd.	86,000	27,373
	Pacific Basin Shipping, Ltd.	185,000	142,435
	Pacific Century Insurance Holdings, Ltd.	36,000	26,242
	Pacific Century Premium Developments, Ltd.	280,000	84,018
	Paliburg Holdings, Ltd.	954,000	41,587
	Paul Y. ITC Construction Holdings, Ltd.	143,690	61,999
	PCCW, Ltd.	144,000	84,790
*	PCCW, Ltd. Sponsored ADR	5,900	34,161
	Peace Mark Holdings, Ltd.	100,000	94,458
	Pico Far East Holdings, Ltd.	190,000	44,856
	Playmates Holdings, Ltd.	194,000	29,087
	Poly Hong Kong Investment, Ltd.	125,000	28,536
	Ports Design, Ltd.	14,500	37,857
	Prime Success International Group, Ltd.	88,000	93,093
	Public Financial Holdings, Ltd.	126,000	96,693
	Regal Hotels International Holdings, Ltd.	502,000	46,975
	Road King Infrastructure, Ltd.	34,000	54,852
	SCMP Group, Ltd.	108,000	41,775
	Shanghai Industrial Holdings, Ltd.	89,000	207,945
	Shanghai Real Estates, Ltd.	172,000	42,703
*	Shanghai Zenghai Property, Ltd.	820,000	28,776
	Shangri-La Asia, Ltd.	170,000	440,667
	Shaw Brothers Hong Kong, Ltd.	57,000	107,555
	Shell Electric Manufacturing (Holdings) Co., Ltd.	82,000	31,476
	Shenyin Wanguo (Hong Kong), Ltd.	195,000	54,230
#	Shenzhen International Holdings, Ltd.	975,000	67,449
	Shougang Concord International Enterprises Co., Ltd.	678,000	53,893
	Shui On Construction & Materials, Ltd.	26,000	52,988
	Shun Tak Holdings, Ltd.	104,000	154,449
	Silver Grant International Industries, Ltd.	186,000	47,700
	Singamas Container Holdings, Ltd.	26,000	15,359
	Sino Biopharmaceutical, Ltd.	36,000	6,387
*	Sino Gas Group, Ltd.	480,000	34,893
	Sino Land Co., Ltd.	129,163	297,111
#	Sinofert Holdings, Ltd.	194,000	102,927
*	Sino-i Technology, Ltd.	3,520,000	49,233
	Sinolink Worldwide Holdings, Ltd.	278,000	61,882
	Sinopec Kantons Holdings, Ltd.	68,000	20,021
	Smartone Telecommunications Holdings, Ltd.	45,000	45,393
*	Softbank Investment International (Strategic), Ltd.	3,762,000	38,859
	Solomon Systech International, Ltd.	188,000	37,014
	Sun Hung Kai & Co., Ltd.	167,000	151,508
	Sun Hung Kai Properties, Ltd.	117,000	1,385,098
#	Symphony Holdings, Ltd.	234,000	32,855
	Tack Fat Group International, Ltd.	192,000	28,231
	Tai Cheung Holdings, Ltd.	49,000	30,329
	Tai Fook Securities Group, Ltd.	154,000	36,196
*	Tak Shun Technology Group, Ltd.	952,000	81,306
	Tak Sing Alliance Holdings, Ltd.	186,000	51,546
*	TCL Multimedia Technology Holdings, Ltd.	132,000	9,980
	Techtronic Industries Co., Ltd.	213,000	291,620

	Television Broadcasts, Ltd.	14,000	$91,027
*	Texhong Textile Group, Ltd.	168,000	31,836
	Texwinca Holdings, Ltd.	142,000	101,113
*	Tian An China Investments Co., Ltd.	152,000	112,742
	Tianjin Development Holdings, Ltd.	58,000	45,800
	Tingyi (Cayman Islands) Holding Corp.	80,000	86,598
	Titan Petrochemicals Group, Ltd.	440,000	32,704
	Tongda Group Holdings, Ltd.	380,000	27,765
#	Top Form International, Ltd.	178,000	28,001
	Transport International Holdings, Ltd.	10,800	60,418
	Truly International Holdings, Ltd.	46,000	45,949
	USI Holdings, Ltd.	98,000	56,360
	Varitronix International, Ltd.	42,000	22,681
#	Victory City International Holdings, Ltd.	128,306	56,002
	Vitasoy International Holdings, Ltd.	86,000	33,684
	Vtech Holdings, Ltd.	13,000	84,728
	Wai Kee Holdings, Ltd.	92,000	35,989
	Wang On Group, Ltd.	84,000	29,571
	Wellnet Holdings, Ltd.	432,000	37,716
	Wharf Holdings, Ltd.	178,000	630,711
	Wheelock and Co., Ltd.	159,000	335,650
	Wheelock Properties, Ltd.	265,000	273,316
	Wing Hang Bank, Ltd.	22,000	249,323
	Wing Lung Bank, Ltd.	14,600	152,951
	Wing On Co. International, Ltd.	47,000	81,834
*	Xinyi Glass Holding Co., Ltd.	218,000	103,796
	Yip’s Chemical Holdings, Ltd.	64,000	34,891
	Yue Yuen Industrial (Holdings), Ltd.	61,000	210,860
	Yugang International, Ltd.	1,294,000	21,989
TOTAL COMMON STOCKS			31,263,012

RIGHTS/WARRANTS — (0.0%)
*	Champion Technology Holdings, Ltd. Warrants 08/03/08	35,020	807
*	Playmates Holdings, Ltd. Warrants 05/27/07	38,800	894
*	Regal Hotels International Holdings, Ltd. Rights 03/22/07	5,020	643
TOTAL RIGHTS/WARRANTS			2,344

TOTAL — HONG KONG			31,265,356

IRELAND — (1.1%)
COMMON STOCKS — (1.1%)
	Abbey P.L.C.	2,280	35,723
	Allied Irish Banks P.L.C. ADR	52,100	3,103,076
	Anglo Irish Bank Corp. P.L.C.	59,709	1,269,178
	Bank of Ireland P.L.C.	30,312	690,650
	Bank of Ireland P.L.C. Sponsored ADR	16,300	1,491,613
*	Blackrock International Land P.L.C.	9,347	6,705
	C&C Group P.L.C.	20,046	277,122
	CRH P.L.C.	31,908	1,328,888
#	CRH P.L.C. Sponsored ADR	31,900	1,353,836
	DCC P.L.C.	13,062	440,386
*	Dragon Oil P.L.C.	46,859	159,916
*	Elan Corp. P.L.C.	11,725	151,153

*	Elan Corp. P.L.C. ADR	8,900	$115,166
	FBD Holdings P.L.C.	5,191	281,180
	Fyffes P.L.C.	9,347	14,195
	Glanbia P.L.C.	43,959	202,114
	Greencore Group P.L.C.	27,517	166,960
*	Horizon Technology Group P.L.C.	10,347	13,690
	IAWS Group P.L.C.	13,213	306,958
	IFG Group P.L.C.	12,005	37,292
	Independent News & Media P.L.C.	29,919	130,309
*	IONA Technologies P.L.C. ADR	5,700	33,573
	Irish Continental Group P.L.C.	12,617	261,738
	Irish Life & Permanent P.L.C.	49,582	1,401,732
*	Kenmare Resources P.L.C.	78,114	67,008
	Kerry Group P.L.C.	22,691	599,296
	Kingspan Group P.L.C.	10,619	289,010
*	Lantor	3,500	0
*	Lantor Escrow Shares	3,500	0
	McInerney Holdings P.L.C.	4,745	99,160
	Paddy Power P.L.C.	3,826	86,655
	Readymix P.L.C.	8,287	30,282
	United Drug P.L.C.	45,377	225,474
*	Waterford Wedgwood P.L.C.	303,747	26,128
TOTAL COMMON STOCKS			14,696,166

RIGHTS/WARRANTS — (0.0%)
*	McInerney Holdings P.L.C. Rights 03/15/07	949	3,629

TOTAL — IRELAND			14,699,795

ITALY — (3.2%)
COMMON STOCKS — (3.2%)
	ACEA SpA	5,015	88,987
	Acegas-APS SpA	6,963	80,280
# *	Actelios SpA	5,983	63,975
	Aedes SpA	9,253	81,305
#	AEM SpA	83,400	280,479
# *	Alitalia SpA	3,189	4,083
#	Alleanza Assicurazioni SpA	28,265	362,840
	Amplifon SpA	11,008	96,309
	ASM SpA	26,468	155,658
	Assicurazioni Generali SpA, Trieste	26,868	1,151,281
#	Astaldi SpA	8,431	72,611
	Autogrill SpA, Novara	7,253	130,760
	Autostrade SpA	5,858	176,349
*	Azimut Holding SpA	13,000	176,426
	Banca CR Firenze	124,781	440,517
#	Banca Finnat Euramerica SpA	18,038	25,198
#	Banca Intermobiliare SpA	13,555	148,515
*	Banca Italease	3,000	204,662
#	Banca Monte Dei Paschi di Siena SpA	109,851	707,562
	Banca Popolare di Milano Scarl	78,874	1,219,263
#	Banca Popolare d’Etruria e del Lazio Scrl	12,315	242,150
*	Banca Popolare Italiana	122,171	1,837,145

	Banca Profilo SpA	12,834	$42,111
	Banche Popolari Unite Scpa	43,328	1,229,493
#	Banco di Desio e della Brianza SpA	11,197	125,680
#	Banco Piccolo Valellinese Scarl SpA	8,965	147,363
	Banco Popolare di Verona e Novara SpA	41,221	1,245,687
	Benetton Group SpA	4,521	74,317
	Benetton Group SpA Sponsored ADR	3,100	102,238
	Biesse SpA	3,460	90,595
	Bonifica Terreni Ferraresi e Imprese Agricole SpA	492	23,885
	Brembo SpA	5,614	73,361
	Bulgari SpA	11,102	159,797
	Buzzi Unicem SpA	14,978	438,171
	Caltagirone Editore SpA	6,138	51,760
	Caltagirone SpA	12,205	138,739
	Capitalia SpA	212,188	1,822,220
	Carraro SpA	6,094	49,386
	Cementir SpA	11,248	124,732
	Centrale del Latte di Torino & Co. SpA	5,071	29,821
	CIR SpA (Cie Industriale Riunite), Torino	90,561	348,280
	Class Editore SpA	13,119	36,626
	Compagnia Assicuratrice Unipol SpA	191,350	737,369
	Credito Artigiano SpA	9,721	46,622
#	Credito Bergamasco SpA	6,461	282,314
	Credito Emiliano SpA	20,908	316,696
	Cremonini SpA	14,749	51,373
#	Danieli & Co. SpA	4,011	83,872
	Davide Campari - Milano SpA	16,918	171,434
#	De Longhi SpA	9,010	55,677
*	Digital Multimedia Technologies SpA	1,000	86,416
*	Ducati Motor Holding SpA	42,910	60,841
	Emak SpA	5,067	37,639
	Enel SpA	19,879	207,599
	Enel SpA Sponsored ADR	13,800	720,912
	Eni SpA	2,426	74,302
	Eni SpA Sponsored ADR	33,150	2,029,774
	ERG SpA	12,184	300,421
	Ergo Previdenza SpA	6,218	45,942
	Esprinet SpA	2,155	43,022
	Fastweb	12,070	628,634
# *	Fiat SpA	51,423	1,217,579
*	Fiat SpA Sponsored ADR	8,900	211,820
	Fiera Milano SpA	2,610	31,671
#	Fondiaria - Sai SpA	17,138	781,063
*	Gemina SpA	28,392	124,052
*	Geox SpA	8,000	130,304
	Gewiss SpA	8,038	64,646
#	Granitifiandre SpA	4,023	45,972
#	Gruppo Editoriale L’Espresso SpA	32,503	170,346
	Hera SpA	51,681	212,177
*	Immobiliare Lombardia SpA	153,261	45,148
	Immsi SpA	22,381	64,633
*	Impregilo SpA	46,876	281,447
#	Indesit Co. SpA	5,721	107,597
	Industria Macchine Automatique SpA	2,112	37,281

	Intek SpA	29,947	$36,382
	Interpump Group SpA	3,715	36,336
	Intesa Sanpaolo SpA	254,427	1,847,683
*	Intesa Sanpaolo Sponsored ADR	14,017	620,252
	Iride SpA	20,399	67,335
	Italcementi SpA	16,441	492,778
	Italmobiliare SpA	1,228	139,202
*	Juventus Footbal Club SpA	9,314	22,958
*	KME Group SpA	35,249	26,301
	Linificio e Canapificio Nazionale SpA	7,471	30,860
	Lottomatica SpA	13,000	512,432
	Luxottica Group SpA	1,585	49,666
	Luxottica Group SpA Sponsored ADR	3,900	122,538
#	Mariella Burani SpA	1,823	52,648
*	Marr SpA	4,000	39,752
	Marzotto SpA	6,390	28,761
	Mediaset SpA	28,346	328,420
	Mediobanca SpA	48,672	1,088,730
	Mediolanum SpA	20,972	174,066
	Meliorbanca SpA	9,398	48,191
	Milano Assicurazioni SpA	40,434	338,176
	Mirato SpA	1,421	17,347
#	Mondadori (Arnoldo) Editore SpA	11,383	117,539
*	Montefibre SpA	52,254	36,693
	Navigazione Montanari SpA	13,409	68,729
*	PanariaGroup Industrie Ceramiche Spa	4,000	35,722
	Permasteelisa SpA	1,921	39,274
*	Pininfarina SpA	795	28,362
	Pirelli & C.Real Estate SpA	1,287	90,736
	Premafin Finanziaria SpA	38,643	124,792
	Premuda SpA	12,844	24,738
	Recordati SpA	18,327	143,552
	Risanamento Napoli SpA	10,652	113,114
	Sabaf SpA	1,075	38,058
	SAES Getters SpA	1,051	37,379
	Saipem SpA	9,304	250,039
*	SAVE SpA	1,000	33,966
	Seat Pagine Gialle SpA	467,000	286,458
	Snam Rete Gas SpA	29,600	176,656
*	Societa Partecipazioni Finanziarie SpA	31,924	29,904
#	Societe Cattolica di Assicurazoni Scarl SpA	8,693	523,652
	Socotherm SpA	3,685	57,887
	Sogefi SpA	10,338	88,982
	Sol SpA	7,227	47,602
*	Sorin SpA	39,250	83,214
#	Stefanel SpA	11,817	49,398
#	Telecom Italia Media SpA	175,932	78,536
	Telecom Italia SpA	17,080	51,635
# *	Telecom Italia SpA Sponsored ADR	87,700	2,659,064
	Terna SpA	113,000	392,103
# *	Tiscali SpA	43,279	144,982
	Tod’s SpA	1,248	105,178
	Trevi Finanziaria SpA	4,872	65,072
	UniCredito Italiano SpA	515,085	4,757,022

	Valentino Fashion Group SpA	2,670	$110,295
	Vianini Lavori SpA	3,453	50,243
#	Vittoria Assicurazioni SpA	1,943	31,289

TOTAL — ITALY			40,699,891

JAPAN — (19.2%)
COMMON STOCKS — (19.2%)
*	A&A Material Corp.	12,000	18,606
#	ABILIT Corp.	8,900	46,551
	Achilles Corp.	31,000	56,682
	Adeka Corp.	17,000	195,238
#	Aderans Co., Ltd.	7,000	181,208
#	Advan Co., Ltd.	3,900	49,381
	Advantest Corp.	3,200	148,089
	Advantest Corp. ADR	2,100	97,272
	AEON Co., Ltd.	14,400	300,057
	Aeon Delight Co., Ltd.	1,300	34,197
	Aeon Fantasy Co., Ltd.	600	16,890
	Aeon Mall Co., Ltd.	3,200	97,936
	Ahresty Corp.	2,200	66,534
	Aica Kogyo Co., Ltd.	10,000	138,503
#	Aichi Corp.	4,600	45,307
	Aichi Machine Industry Co., Ltd.	20,000	54,889
#	Aichi Steel Corp.	22,000	146,243
	Aida Engineering, Ltd.	10,000	72,899
	Aigan Co., Ltd.	3,900	30,939
	Aioi Insurance Co., Ltd.	88,000	639,686
	Aiphone Co., Ltd.	4,000	77,325
	Air Water, Inc.	11,000	126,966
	Airport Facilities Co., Ltd.	12,000	76,527
	Aisan Industry Co., Ltd.	12,100	139,779
	Aisin Seiki Co., Ltd.	21,100	731,698
	Ajinomoto Co., Inc.	68,000	841,444
	Akebono Brake Industry Co., Ltd.	5,000	44,054
#	Akindo Sushiro Co., Ltd.	1,000	34,910
	Alfresa Holdings Corp.	4,300	285,170
	All Nippon Airways Co., Ltd.	19,000	74,519
# *	Allied Telesis Holdings KK	10,900	11,498
	Aloka Co., Ltd.	4,000	41,605
#	Alpha Corp.	1,000	22,376
#	Alpha Systems, Inc.	3,300	105,404
	Alpine Electronics, Inc.	7,300	137,264
	Alps Electric Co., Ltd.	38,000	455,883
	Alps Logistics Co., Ltd.	2,000	35,612
	Altech Corp.	2,600	29,881
	Amada Co., Ltd.	68,000	773,694
#	Amano Corp.	11,000	136,019
# *	Amiyaki Tei Co., Ltd.	13	31,417
#	Ando Corp.	9,000	19,724
	Anest Iwata Corp.	6,000	32,822
	Anritsu Corp.	22,000	115,313
	AOC Holdings, Inc.	7,300	123,907
	AOI Electronics Co., Ltd.	1,400	29,440

#	AOKI Holdings, Inc.	3,500	$59,471
	Aoyama Trading Co., Ltd.	12,000	380,054
	Arakawa Chemical Industries, Ltd.	2,800	34,681
	Argo 21 Corp.	3,700	31,005
	Ariake Japan Co., Ltd.	3,800	82,178
#	Arisawa Manufacturing Co., Ltd.	4,400	45,769
	Aronkasei Co., Ltd.	6,000	30,556
#	ART Corp.	1,000	30,185
	As One Corp.	2,700	73,717
	Asahi Breweries, Ltd.	39,500	649,033
	Asahi Diamond Industrial Co., Ltd.	11,000	78,762
	Asahi Glass Co., Ltd.	40,000	537,704
	Asahi Kasei Corp.	107,000	783,886
	Asahi Organic Chemicals Industry Co., Ltd.	18,000	76,301
	Asahi Pretec Corp.	2,400	56,351
	Asahi Soft Drinks Co., Ltd.	3,000	45,160
*	Asahi Tec Corp.	12,000	25,912
	Asatsu-Dk, Inc.	7,700	239,808
	Ashimori Industry Co., Ltd.	14,000	30,638
	Asics Corp.	10,000	117,377
	ASKA Pharmaceutical Co., Ltd.	7,000	58,796
	Astellas Pharma, Inc.	17,700	777,103
	Asunaro Aoki Construction Co., Ltd.	8,500	58,852
	Atsugi Co., Ltd.	20,000	33,651
	Autobacs Seven Co., Ltd.	6,100	243,240
	Avex Group Holdings, Inc.	1,800	30,878
	Bando Chemical Industries, Ltd.	15,000	77,986
# *	Bank of the Ryukyus, Ltd.	5,700	122,025
	Bank of Yokohama, Ltd.	104,000	853,428
	Belluna Co., Ltd.	3,700	51,663
	Benesse Corp.	6,100	235,122
	Best Denki Co., Ltd.	13,000	78,533
	Bookoff Corp.	1,000	19,752
#	Bosch Corp.	28,000	138,721
	Bridgestone Corp.	40,000	839,634
	Brother Industries, Ltd.	32,000	422,134
	BSL Corp.	24,000	21,075
	Bull-Dog Sauce Co., Ltd.	3,000	34,608
	Bunka Shutter Co., Ltd.	13,000	79,372
	Cabin Co., Ltd.	8,000	36,842
	CAC Corp.	2,200	18,542
#	Calpis Co., Ltd.	14,000	128,318
	Calsonic Kansei Corp.	33,000	171,598
	Canon Electronics, Inc.	1,500	50,494
	Canon Finetech, Inc.	6,000	110,549
	Canon Marketing Japan, Inc.	15,000	326,218
	Canon, Inc. ADR	19,650	1,062,476
#	Capcom Co., Ltd.	5,800	91,124
# *	CARCHS Co., Ltd.	21,500	24,470
	Casio Computer Co., Ltd.	10,000	220,942
	Cawachi, Ltd.	3,200	88,572
	Central Finance Co., Ltd.	16,000	79,037
	Central Glass Co., Ltd.	37,000	247,679
	Central Japan Railway Co.	25	300,771

	Central Security Patrols Co., Ltd.	3,100	$30,547
#	Century Leasing System, Inc.	7,400	103,657
	CFS Corp.	4,500	23,696
	Chino Corp.	8,000	26,003
#	Chiyoda Co., Ltd.	5,400	128,343
	Chiyoda Corp.	7,000	155,472
#	Chofu Seisakusho Co., Ltd.	5,100	114,696
	Chubu Electric Power Co., Ltd.	13,700	463,110
# *	Chubu Shiryo Co., Ltd.	4,000	27,935
	Chudenko Corp.	4,600	76,684
#	Chuetsu Pulp and Paper Co., Ltd.	25,000	52,759
*	Chugai Mining Co., Ltd.	20,600	17,801
#	Chugai Pharmaceutical Co., Ltd.	3,700	91,714
	Chugai Ro Co., Ltd.	16,000	67,673
#	Chugoku Marine Paints, Ltd.	12,000	98,659
#	Chuo Denki Kogyo Co., Ltd.	7,000	33,613
	Chuo Spring Co., Ltd., Nagoya	7,000	33,357
#	Circle K Sunkus Co., Ltd.	9,000	167,341
#	Citizen Watch Co., Ltd.	76,000	718,217
	CKD Corp.	9,000	96,032
	Clarion Co., Ltd.	42,000	63,593
	Cleanup Corp.	4,000	37,892
#	CMK Corp.	7,700	86,051
#	Coca-Cola Central Japan Co., Ltd.	15	124,409
#	Coca-Cola West Japan Co., Ltd.	11,102	249,115
	Colowide Co., Ltd.	3,500	18,139
# *	Columbia Music Entertainment, Inc.	23,000	23,856
	Commuture Corp.	7,000	52,972
	Computer Engineering & Consulting, Ltd.	2,800	33,759
	Comsys Holdings Corp.	24,000	279,875
*	Co-Op Chemical Co., Ltd.	23,000	30,071
	Corona Corp.	3,800	66,955
#	Cosel Co., Ltd.	1,600	26,708
	Cosmo Oil Co., Ltd.	121,000	514,005
#	Cosmo Securities Co., Ltd.	29,000	58,078
	Create Medic Co., Ltd.	3,000	31,177
	Credit Saison Co., Ltd.	14,200	467,552
	Cross Plus, Inc.	2,000	37,052
	CSK Holdings Corp.	3,500	153,800
	CTI Engineering Co., Ltd.	4,600	33,465
#	Culture Convenience Club Co., Ltd.	15,100	91,322
#	Cybozu, Inc.	20	10,460
	D&M Holdings, Inc.	11,000	42,880
#	Dai Nippon Printing Co., Ltd.	70,000	1,058,982
	Dai Nippon Screen Mfg. Co., Ltd.	35,000	287,708
	Dai Nippon Sumitomo Pharma Co., Ltd.	22,000	244,132
	Dai Nippon Toryo, Ltd.	19,000	34,418
	Daibiru Corp.	9,000	123,947
	Daicel Chemical Industries, Ltd.	53,000	382,141
	Dai-Dan Co., Ltd.	4,000	24,908
	Daido Kogyo Co., Ltd.	11,000	31,774
	Daido Metal Co., Ltd.	5,000	32,737
#	Daido Steel Co., Ltd.	69,000	496,284
#	Daidoh, Ltd.	6,000	76,789

	Daifuku Co., Ltd.	4,000	$60,012
	Daihatsu Motor Co., Ltd.	42,000	421,731
	Daihen Corp.	21,000	125,687
	Daiho Corp.	10,000	21,172
	Dai-Ichi Jitsugyo Co., Ltd.	7,000	36,159
#	Daiken Corp.	18,000	65,080
# *	Daiki Aluminium Industry Co., Ltd.	10,000	74,624
	Daikin Industries, Ltd.	6,000	214,425
#	Daiko Clearing Services Corp.	2,000	24,604
	Daikoku Denki Co., Ltd.	2,000	38,357
*	Daikyo, Inc.	7,000	40,273
#	Daimaru, Inc.	12,000	166,945
	Daimei Telecom Engineering Corp.	7,000	82,706
	Dainichi Co., Ltd.	2,800	23,116
#	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	13,000	71,481
	Dainippon Ink & Chemicals, Inc.	124,000	505,607
#	Daio Paper Corp.	18,000	155,602
	Daiseki Co., Ltd.	960	19,112
#	Daiso Co., Ltd.	22,000	70,319
#	Daisyo Corp.	2,500	33,133
	Daito Trust Construction Co., Ltd.	1,700	81,986
# *	Daito Woolen Spinning & Weaving Co., Ltd.	22,000	30,802
	Daiwa House Industry Co., Ltd.	54,000	968,577
	Daiwa Industries, Ltd.	4,000	27,743
	Daiwa Securities Co., Ltd.	64,000	814,529
#	Daiwabo Co., Ltd.	27,000	81,143
#	Daiwabo Information System Co., Ltd.	1,500	20,973
	DC Co., Ltd.	7,000	39,363
#	DCM Japan Holdings Co., Ltd.	13,180	124,768
	Denki Kagaku Kogyo KK	87,000	394,748
#	Denki Kogyo Co., Ltd.	9,000	90,559
#	Densei-Lambda KK	1,900	28,686
	Denso Corp.	22,300	868,798
	Dentsu, Inc.	138	384,251
	Denyo Co., Ltd.	5,000	56,494
#	Descente, Ltd.	11,000	52,686
	Diamond City Co., Ltd.	1,800	42,290
	Dijet Industrial Co., Ltd.	13,000	33,583
	Disco Corp.	1,100	66,387
	Dodwell B.M.S., Ltd.	4,700	26,883
	Don Quijote Co., Ltd.	4,300	84,706
#	Doshisha Co., Ltd.	2,900	56,000
	Doutor Coffee Co., Ltd.	4,600	86,935
	Dowa Holdings Co., Ltd.	25,000	259,487
	DTS Corp.	2,900	99,355
#	DyDo Drinco, Inc.	1,900	77,275
	Dynic Corp.	12,000	29,805
	Eagle Industry Co., Ltd.	7,000	76,207
	East Japan Railway Co.	73	561,592
#	Ebara Corp.	83,000	390,007
	Echo Trading Co., Ltd.	3,000	30,476
	Edion Corp.	14,700	211,246
	Eiken Chemical Co., Ltd.	3,000	32,297
	Eisai Co., Ltd.	4,400	224,006

	Eizo Nanao Corp.	2,700	$81,025
	Electric Power Development Co., Ltd.	7,000	354,442
# *	Elpida Memory, Inc.	9,600	431,925
#	Eneserve Corp.	1,700	7,904
	Enplas Corp.	4,200	71,343
*	Enshu, Ltd.	9,000	24,040
	Ensuiko Sugar Refining Co., Ltd.	11,000	32,771
*	Epson Toyocom Corp.	4,000	27,130
	ESPEC Corp.	3,000	37,764
	Exedy Corp.	2,800	86,150
	Ezaki Glico Co., Ltd.	22,000	269,691
	FALCO biosystems, Ltd.	4,000	32,566
#	FamilyMart Co., Ltd.	10,600	291,373
#	Fancl Corp.	12,800	194,264
	Fanuc, Ltd.	3,000	268,330
#	Fast Retailing Co., Ltd.	2,100	171,732
# *	FDK Corp.	12,000	17,654
#	Foster Electric Co., Ltd.	2,000	23,391
#	FP Corp.	4,200	151,593
#	France Bed Holdings Co., Ltd.	37,000	76,725
#	Fuji Co., Ltd.	4,300	70,225
	Fuji Corp, Ltd.	3,800	23,897
	Fuji Electric Holdings Co., Ltd.	94,000	461,966
	Fuji Heavy Industries, Ltd.	81,000	442,818
#	Fuji Kiko Co., Ltd.	11,000	32,684
#	Fuji Kyuko Co., Ltd.	4,000	22,942
	Fuji Oil Co., Ltd.	13,400	118,328
*	Fuji Oozx, Inc.	6,000	29,349
	Fuji Soft, Inc.	6,200	181,123
# *	Fujibo Holdings, Inc.	16,000	35,991
	Fujicco Co., Ltd.	6,600	74,087
	FUJIFILM Holdings Corp.	40,000	1,713,553
	Fujikura Kasei Co., Ltd.	2,000	20,990
	Fujikura Rubber, Ltd.	5,000	38,681
	Fujikura, Ltd.	69,000	485,702
#	Fujita Corp.	3,700	12,169
#	Fujita Kanko, Inc.	4,000	33,613
	Fujitec Co., Ltd.	11,000	80,373
*	Fujitsu Access, Ltd.	4,700	23,011
	Fujitsu Business Systems, Ltd.	4,600	69,137
	Fujitsu Devices, Inc.	5,000	70,572
	Fujitsu Fronttec, Ltd.	1,500	12,979
# *	Fujitsu General, Ltd.	13,000	27,631
	Fujitsu, Ltd.	63,000	437,984
*	Fujiya Co., Ltd.	17,000	36,032
	Fukuda Corp.	5,000	19,984
#	Fukushima Bank, Ltd.	29,000	37,061
#	Fukuyama Transporting Co., Ltd.	33,000	134,800
	Funai Consulting, Co., Ltd.	3,000	20,263
#	Funai Electric Co., Ltd.	4,700	453,047
	Furukawa Co., Ltd.	28,000	73,340
	Furukawa Electric Co., Ltd.	17,000	112,854
	Furusato Industries, Ltd.	2,000	33,386
	Fuso Lexel, Inc.	3,400	30,620

	Fuso Pharmaceutical Industries, Ltd.	9,000	$27,015
	Futaba Corp.	6,900	161,524
	Futaba Industrial Co., Ltd.	11,600	276,687
	Fuyo General Lease Co., Ltd.	4,000	147,107
	G-7 Holdings, Inc.	5,000	34,012
#	Gakken Co., Ltd.	10,000	25,373
	Gecoss Corp.	5,000	30,663
	Glory, Ltd.	12,900	257,272
#	GMO Internet, Inc.	2,500	24,241
#	Godo Steel, Ltd.	20,000	115,153
	Goldcrest Co., Ltd.	1,000	57,875
# *	Goldwin, Inc.	8,000	18,094
#	Gourmet Kineya Co., Ltd.	4,000	32,680
	Gro-BeLS Co., Ltd.	21,000	30,480
# *	GS Yuasa Corp.	65,000	150,395
# *	GSI Creos Corp.	12,000	17,501
#	Gulliver International Co., Ltd.	330	23,855
#	Gun-Ei Chemical Industry Co., Ltd.	9,000	25,539
	Gunze, Ltd.	38,000	217,768
	Hagoromo Foods Corp.	3,000	27,746
*	Hakuhodo Dy Holdings, Inc.	9,000	610,935
	Hakuto Co., Ltd.	3,400	51,016
#	Haltec Corp.	20,000	29,886
	Hamamatsu Photonics K.K.	4,800	141,249
	Hankyu Department Stores, Inc.	29,000	269,720
	Hankyu Hanshin Holdings, Inc.	71,000	478,286
	Hanwa Co., Ltd.	41,000	202,272
	Happinet Corp.	1,100	16,743
	Harashin Narus Holdings Co., Ltd.	2,500	32,142
	Harima Chemicals, Inc.	4,000	28,358
#	Haruyama Trading Co., Ltd.	2,400	23,576
*	Haseko Corp.	98,000	378,076
*	Hayashikane Sangyo Co., Ltd.	20,000	26,752
	Hazama Corp.	15,900	23,039
#	Heiwa Corp.	9,900	125,951
#	Heiwado Co., Ltd.	10,000	160,941
	Hibiya Engineering, Ltd.	8,000	71,234
	Higashi-Nippon Bank, Ltd.	29,000	147,261
#	Hikari Tsushin, Inc.	1,200	54,450
	Hino Motors, Ltd.	57,000	317,201
	Hirose Electric Co., Ltd.	1,100	138,879
	HIS Co., Ltd.	2,300	65,850
	Hisamitsu Pharmaceutical Co., Inc.	3,000	91,578
	Hitachi Cable, Ltd.	38,000	229,116
	Hitachi Chemical Co., Ltd.	2,700	63,051
	Hitachi Construction Machinery Co., Ltd.	2,000	57,482
	Hitachi High-Technologies Corp.	8,700	244,263
	Hitachi Information Systems, Ltd.	6,100	130,677
	Hitachi Koki Co., Ltd.	12,000	193,085
	Hitachi Kokusai Electric, Inc.	13,000	156,768
#	Hitachi Maxell, Ltd.	9,300	127,940
	Hitachi Medical Corp.	7,000	73,154
	Hitachi Metals, Ltd.	12,000	142,432
	Hitachi Plant Technologies, Ltd.	30,000	156,099

	Hitachi Powdered Metal Co., Ltd.	6,000	$32,747
#	Hitachi Software Engineering Co., Ltd.	6,800	132,925
	Hitachi Systems & Services, Ltd.	3,000	64,223
	Hitachi Tool Engineering, Ltd.	3,500	52,015
	Hitachi Transport System, Ltd.	19,000	216,578
# *	Hitachi Zosen Corp.	82,000	129,073
	Hitachi, Ltd.	4,000	27,925
	Hitachi, Ltd. ADR	26,800	1,862,600
#	Hochiki Corp.	5,000	27,403
	Hodogaya Chemical Co., Ltd.	7,000	23,827
#	Hogy Medical Co., Ltd.	2,200	104,144
	Hokkaido Electric Power Co., Inc.	6,000	164,460
	Hokkaido Gas Co., Ltd.	12,000	31,627
	Hokkan Holdings, Ltd.	10,000	35,371
	Hokko Chemical Industry Co., Ltd.	5,000	17,861
#	Hokkoku Bank, Ltd.	66,000	278,887
*	Hokuetsu Industries Co., Ltd.	10,000	33,204
	Hokuetsu Paper Mills, Ltd.	27,000	151,774
	Hokuhoku Financial Group, Inc.	46,000	173,859
#	Hokuriku Electric Industry Co., Ltd.	12,000	29,489
	Hokuriku Electric Power Co., Inc.	6,100	155,387
	Hokuto Corp.	3,100	56,405
	Honda Motor Co., Ltd.	16,700	620,656
	Honda Motor Co., Ltd. ADR	71,900	2,669,647
	Horiba, Ltd.	2,000	65,417
	Horipro, Inc.	2,000	23,016
	Hosiden Corp.	14,400	183,372
	Hosokawa Micron Corp.	4,000	33,487
	House Foods Corp.	15,200	265,253
	Howa Machinery, Ltd.	19,000	25,709
	Hoya Corp.	5,700	197,556
	Ibiden Co., Ltd.	4,700	236,372
	IBJ Leasing Co., Ltd.	4,000	109,875
	Ichikoh Industries, Ltd.	8,000	23,498
#	Ichiyoshi Securities Co., Ltd.	7,000	117,284
	Icom, Inc.	1,900	59,725
#	Idec Corp.	3,500	57,666
	Ihara Chemical Industry Co., Ltd.	7,000	20,914
#	Iino Kaiun Kaisha, Ltd.	13,000	148,816
	Imasen Electric Industrial Co., Ltd.	3,000	31,104
	Impact 21 Co., Ltd.	3,600	63,944
*	Imperial Hotel, Ltd.	2,000	79,562
#	Impress Holdings, Inc.	43	12,532
	Inaba Denki Sangyo Co., Ltd.	2,700	100,378
	Inaba Seisakusho Co., Ltd.	1,500	22,815
	Inabata and Co., Ltd.	8,000	65,806
#	Inageya Co., Ltd.	9,000	70,677
*	Ines Corp.	7,000	46,532
#	Information Services International-Dentsu, Ltd.	2,700	30,839
*	INPEX Holdings, Inc.	12	108,673
*	INTEC Holdings, Ltd.	6,000	79,807
	Invoice, Inc.	1,390	50,200
	ISE Chemicals Corp.	3,000	27,700
#	Iseki & Co., Ltd.	40,000	106,117

	Isetan Co., Ltd.	14,700	$268,920
*	Ishihara Sangyo Kaisha, Ltd.	56,000	81,284
#	Ishii Hyoki Co., Ltd.	800	15,860
	Ishikawajima-Harima Heavy Industries Co., Ltd.	67,000	269,340
	Ishizuka Glass Co., Ltd.	12,000	32,996
	Isuzu Motors, Ltd.	50,000	261,693
	ITO EN, Ltd.	2,900	94,499
	Itochu Corp.	63,000	610,511
	Itochu Enex Co., Ltd.	7,300	48,607
	Itochu Shokuh Co., Ltd.	1,800	59,568
	Itochu Techno-Solutions Corp.	2,000	96,972
#	Itoham Foods, Inc.	26,000	122,380
	Itoki Crebio Corp.	8,000	74,106
	Iwasaki Electric Co., Ltd.	8,000	19,891
#	Iwatani International Corp.	33,000	101,278
# *	Iwatsu Electric Co., Ltd.	17,000	25,314
	Izumi Co., Ltd.	4,000	75,491
	Izumiya Co., Ltd.	12,000	92,093
# *	Izutsuya Co., Ltd.	24,000	27,892
# *	J Bridge Corp.	23,600	25,693
#	Jalux, Inc.	1,400	27,799
#	Jamco Corp.	2,000	18,922
# *	Janome Sewing Machine Co., Ltd.	28,000	43,482
*	Japan Airlines System Corp.	28,000	62,120
	Japan Airport Terminal Co., Ltd.	13,000	189,477
	Japan Aviation Electronics Industry, Ltd.	3,000	38,177
	Japan Business Computer Co., Ltd.	3,000	29,512
	Japan Carlit Co., Ltd.	4,600	35,135
#	Japan Cash Machine Co., Ltd.	3,900	44,343
	Japan Digital Laboratory Co., Ltd.	4,000	63,783
#	Japan Kenzai Co., Ltd.	4,300	28,356
#	Japan Medical Dynamic Marketing, Inc.	2,600	7,346
#	Japan Petroleum Exploration Co., Ltd.	4,000	272,793
	Japan Pulp and Paper Co., Ltd.	26,000	104,254
*	Japan Radio Co., Ltd.	20,000	66,745
#	Japan Transcity Corp.	13,000	62,251
	Japan Vilene Co., Ltd.	8,000	51,746
	Jastec Co., Ltd.	3,000	27,952
	Jeans Mate Corp.	5,400	47,935
#	Jeol, Ltd.	12,000	75,990
	JFE Holdings, Inc.	10,100	624,737
	JFE Shoji Holdings, Inc.	26,000	138,345
	JGC Corp.	9,000	136,828
*	Jidosha Buhin Kogyo Co., Ltd.	7,000	28,532
	JMS Co., Ltd.	6,000	20,359
*	Joban Kosan Co., Ltd.	13,000	19,360
#	J-Oil Mills, Inc.	19,000	76,214
	Joint Corp.	1,500	60,244
#	Joshin Denki Co., Ltd.	10,000	72,706
	JS Group Corp.	28,000	630,662
	JSAT Corp.	14	33,841
	JSP Corp.	8,900	103,464
	JSR Corp., Tokyo	4,600	106,790
	JTEKT Corp.	10,000	177,428

	Juki Corp.	5,000	$32,948
	Juroku Bank, Ltd.	56,000	333,779
	K.R.S. Corp.	2,100	28,131
#	Kabuki-Za Co., Ltd.	1,000	40,779
	Kadokawa Holdings, Inc.	4,200	144,169
	Kaga Electronics Co., Ltd.	5,300	89,506
#	Kagome Co., Ltd.	10,900	171,332
	Kajima Corp.	81,000	431,065
	Kaken Pharmaceutical Co., Ltd.	18,000	149,694
# *	Kamagai Gumi Co., Ltd.	21,000	43,868
	Kameda Seika Co., Ltd.	6,000	68,520
	Kamei Corp.	4,000	30,707
	Kamigumi Co., Ltd.	55,000	490,723
	Kanaden Corp.	5,000	33,034
	Kanagawa Chuo Kotsu Co., Ltd.	7,000	36,808
	Kanamoto Co., Ltd.	5,000	40,712
	Kandenko Co., Ltd.	22,000	139,326
	Kaneka Corp.	57,000	534,110
*	Kanematsu Corp.	51,000	114,491
	Kanematsu Electronics, Ltd.	4,500	34,117
	Kansai Electric Power Co., Inc.	16,400	489,783
	Kansai Paint Co., Ltd.	46,000	402,984
	Kanto Auto Works, Ltd.	10,000	130,118
	Kanto Denka Kogyo Co., Ltd.	4,000	25,183
#	Kanto Natural Gas Development Co., Ltd.	5,000	35,112
	Kao Corp.	9,000	263,276
	Kasai Kogyo Co., Ltd.	7,000	30,683
#	Kasumi Co., Ltd.	6,000	34,289
#	Katakura Industries Co., Ltd.	4,000	70,611
	Kato Sangyo Co., Ltd.	7,000	95,893
	Kato Works Co., Ltd.	7,000	35,234
	Katokichi Co., Ltd.	23,400	175,141
	Kawada Industries, Inc.	10,000	19,093
*	Kawai Musical Instruments Manufacturing Co., Ltd.	15,000	39,319
	Kawasaki Heavy Industries, Ltd.	33,000	135,312
*	Kawasaki Kinkai Kisen Kaisha, Ltd.	6,000	24,104
#	Kawasaki Kisen Kaisha, Ltd.	85,000	849,581
# *	Kawashima Textile Manufacturers, Ltd.	16,000	28,652
#	Kayaba Industry Co., Ltd.	31,000	170,293
	KDDI Corp.	52	406,311
	Keihanshin Real Estate Co., Ltd.	10,000	78,282
	Keihin Corp.	9,500	229,489
#	Keihin Electric Express Railway Co., Ltd.	28,000	230,816
	Keiiyu Co., Ltd.	4,400	31,855
	Keio Corp.	42,000	295,910
	Keisei Electric Railway Co., Ltd.	24,000	165,833
	Keiyo Co., Ltd.	5,100	34,974
	Kentucky Fried Chicken Japan, Ltd.	2,000	36,702
	Kenwood Corp.	85,000	134,180
#	Key Coffee, Inc.	2,200	31,916
	Keyence Corp.	600	141,593
#	Kibun Food Chemifa Co., Ltd.	2,000	28,608
#	Kikkoman Corp.	26,000	369,709
	Kinden Corp.	29,000	226,297

	Kinki Nippon Tourist Co., Ltd.	8,000	$27,463
#	Kinki Sharyo Co., Ltd.	7,000	28,756
*	Kinsho Corp.	11,500	41,234
#	Kintetsu Corp.	51,000	168,514
	Kintetsu World Express, Inc.	3,300	103,079
#	Kinugawa Rubber Industrial Co., Ltd.	11,000	18,392
	Kioritz Corp.	8,000	25,723
	Kirin Brewery Co., Ltd.	55,000	850,856
#	Kishu Paper Co., Ltd.	10,000	19,812
#	Kisoji Co., Ltd.	3,800	70,127
#	Kissei Pharmaceutical Co., Ltd.	8,000	144,248
	Kitagawa Iron Works Co., Ltd.	25,000	64,410
#	Kitano Construction Corp.	10,000	24,927
	Kitz Corp.	5,000	45,379
*	Kiyo Holdings, Inc.	106,000	163,729
#	Koa Corp.	8,500	124,856
	Koatsu Gas Kogyo Co., Ltd.	11,000	70,376
#	Kobayashi Pharmaceutical Co., Ltd.	2,200	83,847
#	Kobayashi Yoko Co., Ltd.	1,900	21,291
	Kobe Steel, Ltd.	245,000	987,743
#	Koei Co., Ltd.	5,300	93,707
#	Kohnan Shoji Co., Ltd.	5,200	50,734
	Kohsoku Corp.	5,000	29,719
	Koike Sanso Kogyo Co., Ltd.	7,000	39,688
	Koito Industries, Ltd.	7,000	26,466
#	Koito Manufacturing Co., Ltd.	15,000	214,938
#	Kojima Co., Ltd.	3,200	28,621
*	Kokusai Kogyo Co., Ltd.	6,000	27,420
#	Kokuyo Co., Ltd.	18,100	243,695
#	Komai Tekko, Inc.	12,000	32,061
	Komatsu Seiren Co., Ltd.	8,000	37,979
	Komatsu Wall Industry Co., Ltd.	1,800	30,189
	Komatsu, Ltd.	15,000	335,666
#	Komeri Co., Ltd.	3,400	111,936
	Komori Corp.	13,000	281,848
	Konaka Co., Ltd.	4,080	51,254
	Konami Co., Ltd.	2,400	63,721
*	Konami Corp. ADR	900	24,219
*	Konica Minolta Holdings, Inc.	22,500	288,707
	Konishi Co., Ltd.	3,100	30,620
#	Kosaido Co., Ltd.	5,400	33,636
	Kose Corp.	5,600	147,098
#	Kosei Securities Co., Ltd.	13,000	23,388
	Kubota Corp.	15,000	149,506
	Kubota Corp. Sponsored ADR	2,800	139,272
	Kumiai Chemical Industry Co., Ltd.	25,000	55,930
	Kurabo Industries, Ltd.	45,000	131,408
	Kuraray Co., Ltd.	39,500	431,462
	Kureha Corp.	27,000	132,261
#	Kurimoto, Ltd.	22,000	63,168
	Kurita Water Industries, Ltd.	11,800	271,025
	Kuroda Electric Co., Ltd.	5,300	66,970
	Kurosaki Harima Corp.	8,000	38,988
	K’s Holdings Corp.	4,300	119,043

	Kyocera Corp.	3,400	$307,516
	Kyocera Corp. Sponsored ADR	9,900	889,614
	Kyoden Co., Ltd.	7,000	27,031
	Kyodo Printing Co., Ltd.	15,000	60,298
	Kyodo Shiryo Co., Ltd.	17,000	25,671
	Kyoei Sangyo Co., Ltd.	8,000	27,996
	Kyoei Tanker Co., Ltd.	8,000	23,792
	Kyokuto Boeki Kaisha, Ltd.	10,000	36,085
	Kyokuto Kaihatsu Kogyo Co., Ltd.	8,100	65,539
#	Kyokuyo Co., Ltd.	13,000	30,354
	KYORIN Co., Ltd.	2,000	26,961
#	Kyoritsu Maintenance Co., Ltd.	1,440	35,004
	Kyosan Electric Manufacturing Co., Ltd.	9,000	35,326
#	Kyoto Kimono Yuzen Co., Ltd.	10	10,649
	Kyowa Exeo Corp.	13,000	146,547
	Kyowa Hakko Kogyo Co., Ltd.	66,000	604,193
	Kyowa Leather Cloth Co., Ltd.	4,100	24,841
	Kyudenko Corp.	11,000	68,241
	Kyushu Electric Power Co., Inc.	9,000	258,384
*	Kyushu-Shinwa Holdings, Inc.	54,000	78,963
# *	Laox Co., Ltd.	10,000	20,420
*	Lapine Co., Ltd.	12,000	22,093
	Lawson Inc.	3,300	126,661
	Leopalace21 Corp.	3,000	94,916
#	Life Corp.	6,000	83,640
	Lintec Corp.	8,000	147,789
#	Lion Corp.	36,000	212,292
#	Mabuchi Motor Co., Ltd.	5,300	330,757
	Macnica, Inc.	3,200	100,731
#	Maeda Corp.	31,000	124,030
	Maeda Road Construction Co., Ltd.	11,000	83,558
	Maezawa Industries, Inc.	3,100	15,630
#	Maezawa Kaisei Industries Co., Ltd.	2,000	30,168
	Maezawa Kyuso Industries Co., Ltd.	2,000	32,842
	Makino Milling Machine Co., Ltd.	18,000	228,071
	Makita Corp.	4,000	146,919
	Makita Corp. Sponsored ADR	5,914	215,743
	Mandom Corp.	3,100	81,321
#	Mars Engineering Corp.	2,500	52,527
#	Marubeni Corp.	177,000	1,115,863
#	Marubun Corp.	4,800	67,865
	Marudai Food Co., Ltd.	24,000	84,990
	Maruei Department Store Co., Ltd.	9,000	16,874
#	Maruha Group, Inc.	46,000	95,968
	Marui Co., Ltd.	44,000	552,739
#	Maruichi Steel Tube, Ltd.	10,000	318,739
#	Marusan Securities Co., Ltd.	12,000	188,297
#	Maruwa Co., Ltd.	1,200	24,524
#	Maruyama Manufacturing Co., Inc.	7,000	18,071
	Maruzen Showa Unyu Co., Ltd.	9,000	33,002
	Maspro Denkoh Corp.	3,600	30,979
#	Matsuda Sangyo Co., Ltd.	2,200	57,336
#	Matsui Securities Co., Ltd.	5,600	57,222
#	Matsumotokiyoshi Co., Ltd.	8,500	199,305

	Matsushita Electric Industrial Co., Ltd.	126,000	$2,531,185
	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	34,000	681,700
	Matsushita Electric Works, Ltd.	37,000	422,279
#	Matsuya Co., Ltd.	4,000	82,296
#	Matsuya Foods Co., Ltd.	1,900	25,983
#	Matsuzakaya Holdings Co., Ltd.	18,000	155,692
#	Max Co., Ltd.	10,000	152,551
	Maxvalu Tokai Co., Ltd.	2,000	38,677
	Mazda Motor Corp.	26,000	154,056
	MEC Co., Ltd.	2,100	25,235
	Mediceo Paltac Holdings Co., Ltd.	13,400	250,769
#	Megachips Corp.	2,900	61,748
#	Meidensha Corp.	31,000	108,310
	Meiji Dairies Corp.	29,000	251,247
*	Meiji Machine Co., Ltd.	40,000	31,830
#	Meiji Seika Kaisha, Ltd. Tokyo	67,000	336,755
#	Meitec Corp.	2,200	69,044
#	Meito Sangyo Co., Ltd.	3,900	76,175
	Meiwa Estate Co., Ltd.	3,700	56,537
	Mercian Corp.	26,000	70,034
	Mesco, Inc.	6,000	34,372
	Mikuni Coca-Cola Bottling Co., Ltd.	7,000	74,192
*	Mikuni Corp.	7,000	29,151
#	Milbon Co., Ltd.	800	24,509
	Millea Holdings, Inc.	16,012	597,843
	Millea Holdings, Inc. ADR	42,926	1,591,696
#	Mimasu Semiconductor Industry Co., Ltd.	2,600	54,102
	Minebea Co., Ltd.	41,000	271,218
	Ministop Co., Ltd.	2,600	44,180
	Miraca Holdings, Inc.	8,500	173,705
	Miroku Jyoho Service Co., Ltd.	9,000	28,934
*	Misawa Homes Holdings, Inc.	4,000	96,031
	MISUMI Group, Inc.	2,700	47,656
*	Mitani Corp.	6,000	74,763
	Mito Securities Co., Ltd.	11,000	57,928
	Mitsuba Corp.	6,000	55,369
#	Mitsubishi Cable Industries, Ltd.	18,000	29,675
	Mitsubishi Chemical Holdings Corp.	13,000	105,583
	Mitsubishi Corp.	81,000	1,887,421
	Mitsubishi Electric Corp.	42,000	422,144
	Mitsubishi Estate Co., Ltd.	22,000	686,990
	Mitsubishi Gas Chemical Co., Inc.	11,000	119,806
	Mitsubishi Heavy Industries, Ltd.	204,000	1,158,863
# *	Mitsubishi Kakoki Kaisha, Ltd.	7,000	21,584
	Mitsubishi Logistics Corp.	25,000	435,279
	Mitsubishi Materials Corp.	163,000	752,363
# *	Mitsubishi Motors Corp.	155,000	250,675
# *	Mitsubishi Paper Mills, Ltd.	56,000	115,120
	Mitsubishi Pencil Co., Ltd.	6,000	93,876
	Mitsubishi Plastics, Inc.	35,000	120,445
	Mitsubishi Rayon Co., Ltd.	33,000	218,184
	Mitsubishi Shindoh Co., Ltd.	11,000	41,832
#	Mitsubishi Steel Manufacturing Co., Ltd.	19,000	100,149
	Mitsubishi UFJ Financial Group, Inc.	134	1,643,172

	Mitsubishi UFJ Financial Group, Inc. ADR	6,000	$73,320
	Mitsubishi UFJ Securities Co., Ltd.	21,000	251,024
	Mitsuboshi Belting, Ltd.	11,000	71,238
	Mitsui & Co., Ltd.	19,000	341,489
	Mitsui & Co., Ltd. Sponsored ADR	2,530	896,126
	Mitsui Chemicals, Inc.	71,000	617,232
	Mitsui Engineering and Shipbuilding Co., Ltd.	85,000	341,792
#	Mitsui High-Tec, Inc.	5,000	63,365
#	Mitsui Home Co., Ltd.	16,000	107,169
	Mitsui Knowledge Industry Co., Ltd.	2,400	39,424
	Mitsui Mining and Smelting Co., Ltd.	99,000	561,101
*	Mitsui Mining Co., Ltd.	15,000	27,241
	Mitsui O.S.K. Lines, Ltd.	34,000	385,567
	Mitsui Sugar Co., Ltd.	21,000	77,048
	Mitsui Sumitoma Insurance Co., Ltd.	96,000	1,201,067
	Mitsui Trust Holdings, Inc.	25,000	279,922
	Mitsui-Soko Co., Ltd.	20,000	141,625
#	Mitsukoshi, Ltd.	69,000	320,406
#	Mitsumi Electric Co., Ltd.	11,000	327,751
	Mitsumura Printing Co., Ltd.	8,000	32,779
	Mitsuuroko Co., Ltd.	11,000	78,983
	Miura Co., Ltd.	5,100	131,401
*	Miyaji Engineering Group	31,000	34,078
	Miyazaki Bank, Ltd.	23,000	104,402
#	Miyoshi Oil & Fat Co., Ltd.	13,000	26,668
	Miyuki Keori Co., Ltd.	8,000	28,951
	Mizuho Financial Group, Inc.	174	1,222,476
#	Mizuho Investors Securities Co., Ltd.	42,000	104,917
#	Mizuho Trust & Banking Co., Ltd.	36,000	82,995
#	Mizuno Corp.	22,000	145,153
	Mochida Pharmaceutical Co., Ltd.	14,000	127,751
	Modec, Inc.	4,200	119,913
	Mori Seiki Co., Ltd.	9,600	218,930
#	Morinaga & Co., Ltd.	44,000	114,514
	Morinaga Milk Industry Co., Ltd.	50,000	252,723
	Morita Corp.	9,000	53,195
	Moritex Corp.	6,300	29,359
	Morozoff, Ltd.	10,000	29,748
	Mory Industries, Inc.	10,000	49,533
#	MOS Food Services, Inc.	6,000	84,880
	Moshi Moshi Hotline, Inc.	450	18,638
#	MR Max Corp.	10,000	50,207
	Murata Manufacturing Co., Ltd.	5,500	393,924
	Musashino Bank, Ltd.	5,300	255,016
*	Mutoh Industries, Ltd.	14,000	34,264
	Myojo Foods Co., Ltd.	5,000	34,883
	Nabtesco Corp.	7,000	86,516
#	Nachi-Fujikoshi Corp.	12,000	62,398
	Nagase & Co., Ltd.	21,000	277,396
#	Nagatanien Co., Ltd.	4,000	30,997
	Nagoya Railroad Co., Ltd.	68,000	228,157
*	Naigai Co., Ltd.	28,000	30,620
	Nakabayashi Co., Ltd.	9,000	21,013
#	Nakamuraya Co., Ltd.	17,000	93,732

*	Nakano Corp.	18,000	$36,843
	Nakayama Steel Works, Ltd.	16,000	67,508
	Namco Bandai Holdings, Inc.	36,000	530,667
	NEC Corp.	257,000	1,361,335
	NEC Corp. Sponsored ADR	6,000	31,560
	NEC Fielding, Ltd.	8,500	110,711
*	NEC Leasing, Ltd.	3,000	59,706
#	NEC Mobiling, Ltd.	3,500	66,953
	NEC System Integration & Construction, Ltd.	6,400	78,576
#	NEC Tokin Corp.	5,000	27,183
#	Net One Systems Co., Ltd.	102	126,606
#	Netmarks, Inc.	32	25,333
	Neturen Co., Ltd., Tokyo	6,100	72,760
	New Japan Radio Co., Ltd.	4,000	25,056
*	New Tachikawa Aircraft Co., Ltd.	1,600	33,142
	NGK Insulators, Ltd.	29,000	549,743
	NGK Spark Plug Co., Ltd.	28,000	532,642
	NHK Spring Co., Ltd.	13,000	133,462
	Nice Corp.	15,000	57,630
	Nichia Steel Works, Ltd.	6,000	26,604
	Nichias Corp.	13,000	114,340
	Nichiban Co., Ltd.	8,000	31,622
#	Nichicon Corp.	12,900	174,528
#	Nichiha Corp.	3,800	55,269
#	Nichii Gakkan Co.	4,200	85,380
	Nichimo Co., Ltd.	15,000	30,927
#	Nichimo Corp.	15,000	13,917
	Nichirei Corp.	43,000	262,536
	Nichireki Co., Ltd.	8,000	28,141
#	Nichiro Corp.	23,000	41,383
#	Nidec Copal Corp.	3,300	36,114
	Nidec Corp.	3,400	220,374
	Nidec Corp. ADR	1,600	25,840
#	Nidec Sankyo Corp.	12,000	89,040
#	Nidec Tosok Corp.	2,600	27,509
#	Nifco, Inc.	6,000	154,273
	Nihon Dempa Kogyo Co., Ltd.	2,300	111,026
#	Nihon Eslead Corp.	1,100	27,814
	Nihon Inter Electronics Corp.	3,000	16,316
	Nihon Kagaku Sangyo Co., Ltd.	3,000	23,745
	Nihon Kohden Corp.	5,000	105,124
	Nihon Nohyaku Co., Ltd.	8,000	29,790
	Nihon Parkerizing Co., Ltd.	6,000	99,541
	Nihon Unisys, Ltd.	5,500	84,376
	Nikkiso Co., Ltd.	9,000	68,376
	Nikko Co., Ltd.	11,000	34,218
	Nikko Cordial Corp.	72,000	698,323
#	Nikon Corp.	11,000	253,072
	Nintendo Co., Ltd.	1,700	454,188
	Nippei Toyama Corp.	4,000	44,199
	Nippo Corp.	11,000	87,140
	Nippon Beet Sugar Manufacturing Co., Ltd.	27,000	81,637
#	Nippon Carbon Co., Ltd.	11,000	44,392
	Nippon Ceramic Co., Ltd.	3,000	35,840

	Nippon Chemical Industrial Co., Ltd.	11,000	$34,344
	Nippon Chemi-Con Corp.	20,000	167,875
# *	Nippon Chemiphar Co., Ltd.	5,000	26,981
	Nippon Chutetsukan KK	15,000	31,149
	Nippon Concrete Industries Co., Ltd.	9,000	26,610
#	Nippon Denko Co., Ltd.	18,000	79,581
	Nippon Densetsu Kogyo Co., Ltd.	11,000	78,742
	Nippon Denwa Shisetu Co., Ltd.	8,000	31,694
	Nippon Electric Glass Co., Ltd.	8,000	196,208
	Nippon Express Co., Ltd.	89,000	569,754
	Nippon Felt Co., Ltd.	5,000	38,139
*	Nippon Filcon Co., Ltd.	3,000	29,359
	Nippon Fine Chemical Co., Ltd.	5,000	35,329
	Nippon Flour Mills Co., Ltd.	27,000	116,144
#	Nippon Gas Co., Ltd.	5,000	48,651
	Nippon Jogesuido Sekkei Co., Ltd.	24	23,995
	Nippon Kanzai Co., Ltd.	2,800	76,626
*	Nippon Kasei Chemical Co., Ltd.	7,000	15,454
	Nippon Kayaku Co., Ltd.	29,000	250,087
#	Nippon Kinzoku Co., Ltd.	12,000	49,335
	Nippon Koei Co., Ltd., Tokyo	18,000	54,938
	Nippon Konpo Unyu Soko Co., Ltd.	13,000	174,344
#	Nippon Koshuha Steel Co., Ltd.	16,000	39,368
	Nippon Light Metal Co., Ltd.	104,000	320,138
	Nippon Meat Packers, Inc.	36,000	451,067
#	Nippon Metal Industry Co., Ltd.	18,000	90,383
	Nippon Mining Holdings, Inc.	102,500	857,521
	Nippon Mitsubishi Oil Corp.	176,000	1,285,415
	Nippon Paint Co., Ltd.	44,000	248,814
	Nippon Paper Group, Inc.	169	651,331
#	Nippon Parking Development Co., Ltd.	143	14,673
#	Nippon Pillar Packing Co., Ltd.	3,000	30,203
	Nippon Piston Ring Co., Ltd.	11,000	27,984
	Nippon Restaurant System, Inc.	1,300	47,159
	Nippon Seiki Co., Ltd.	5,000	121,564
	Nippon Seisen Co., Ltd.	7,000	39,921
#	Nippon Sharyo, Ltd.	28,000	78,577
	Nippon Sheet Glass Co., Ltd.	124,000	639,754
	Nippon Shinyaku Co., Ltd.	11,000	91,991
	Nippon Shokubai Co., Ltd.	28,000	307,586
	Nippon Signal Co., Ltd.	10,000	74,359
*	Nippon Soda Co., Ltd.	29,000	124,751
	Nippon Steel Corp.	145,000	990,740
*	Nippon Steel Trading Co., Ltd.	19,000	65,951
	Nippon Suisan Kaisha, Ltd.	56,000	349,639
	Nippon Telegraph & Telephone Corp.	46	243,680
	Nippon Telegraph & Telephone Corp. ADR	14,800	390,868
	Nippon Thompson Co., Ltd.	13,000	121,676
	Nippon Tungsten Co., Ltd.	10,000	31,378
#	Nippon Valqua Industries, Ltd.	18,000	69,119
#	Nippon Yakin Kogyo Co., Ltd.	15,000	142,565
#	Nippon Yusen KK	92,000	727,778
	Nippon Yusoki Co., Ltd.	6,000	38,050
	Nipponkoa Insurance Co., Ltd.	87,000	747,686

#	Nipro Corp.	10,000	$191,570
	NIS Group Co., Ltd.	292,600	171,198
#	Nishimatsu Construction Co., Ltd.	45,000	154,650
	Nishimatsuya Chain Co., Ltd.	2,600	46,685
	Nishi-Nippon Bank, Ltd.	110,000	529,313
	Nishi-Nippon Railroad Co., Ltd.	59,000	274,392
	Nissan Chemical Industries, Ltd.	8,000	102,443
#	Nissan Diesel Motor Co., Ltd.	42,000	190,131
	Nissan Motor Co., Ltd.	95,100	1,093,312
	Nissan Shatai Co., Ltd.	19,000	98,376
	Nissay Dowa General Insurance Co., Ltd.	62,000	403,539
#	Nissei Corp.	5,700	72,321
	Nissei Plastic Industrial Co., Ltd.	4,000	27,589
#	Nissen Co., Ltd.	10,800	72,980
	Nissha Printing Co., Ltd.	2,000	65,307
	Nisshin Fudosan Co., Ltd.	4,600	63,437
	Nisshin Seifun Group, Inc.	41,200	431,082
	Nisshin Steel Co., Ltd.	178,000	784,699
	Nisshinbo Industries, Inc.	33,000	434,702
#	Nissho Electronics Corp.	4,100	32,651
	Nissin Corp.	26,000	103,594
	Nissin Electric Co., Ltd.	19,000	81,625
	Nissin Food Products Co., Ltd.	14,400	515,517
	Nissin Kogyo Co., Ltd.	4,600	121,781
	Nissin Sugar Manufacturing Co., Ltd.	7,000	20,157
	Nissui Pharmaceutical Co., Ltd.	4,000	31,955
	Nitta Corp.	3,500	67,283
	Nittan Valve Co., Ltd.	4,000	41,397
	Nittetsu Mining Co., Ltd.	13,000	110,052
	Nitto Boseki Co., Ltd.	41,000	144,458
	Nitto Denko Corp.	6,900	354,980
	Nitto Electric Works, Ltd.	6,400	107,079
	Nitto FC Co., Ltd.	5,000	29,313
	Nitto Flour Milling Co., Ltd.	9,000	29,359
	Nitto Kohki Co., Ltd.	2,700	62,148
	Nitto Seiko Co., Ltd.	5,000	33,704
#	NIWS Co. HQ, Ltd.	148	54,391
	NOF Corp.	33,000	174,049
	Nohmi Bosai, Ltd.	4,000	26,959
	NOK Corp.	21,000	357,553
	Nomura Co., Ltd.	7,000	39,261
	Nomura Holdings, Inc. ADR	32,000	689,920
	Nomura Research Institute, Ltd.	800	121,729
	Nomura Securities Co., Ltd.	53,000	1,147,773
	Noritake Co., Ltd.	18,000	90,593
	Noritsu Koki Co., Ltd.	3,400	60,074
#	Noritz Corp.	7,100	142,186
	Nosan Corp.	20,000	54,517
	NS Solutions Corp.	2,700	74,009
	NSD Co., Ltd.	1,800	59,399
	NSK, Ltd.	19,000	166,139
	NTN Corp.	26,000	212,599
	NTT Data Corp.	29	146,928
	NTT DoCoMo, Inc.	611	1,112,795

	NTT DoCoMo, Inc. Sponsored ADR	2,400	$43,464
	Obayashi Corp.	71,000	478,538
#	Obic Co., Ltd.	500	101,284
	Odakyu Electric Railway Co., Ltd.	7,000	52,639
#	Oenon Holdings, Inc.	8,000	26,399
#	Oiles Corp.	3,200	81,713
	Oji Paper Co., Ltd.	84,000	471,585
	Okabe Co., Ltd.	7,000	31,591
	Okamoto Industries, Inc.	9,000	32,313
#	Okamoto Machine Tool Works, Ltd.	6,000	30,385
	Okamura Corp.	22,000	239,322
#	Okasan Holdings, Inc.	47,000	382,733
	Oki Electric Cable Co., Ltd.	12,000	30,403
#	Oki Electric Industry Co., Ltd.	126,000	222,844
	Okinawa Electric Power Co., Ltd.	1,800	123,139
	OKK Corp.	7,000	26,818
	OKUMA Corp.	24,000	277,933
#	Okumura Corp.	39,000	216,771
#	Okura Industrial Co., Ltd.	14,000	54,897
	Okuwa Co., Ltd.	7,000	98,596
	Olympic Corp.	3,100	22,936
	Olympus Corp.	8,000	268,716
	O-M, Ltd.	7,000	35,971
	OMC Card, Inc.	3,000	22,156
*	Omikenshi Co., Ltd.	24,000	30,936
	Omron Corp.	14,400	397,949
	Ono Pharmaceutical Co., Ltd.	11,700	631,789
	Ono Sokki Co., Ltd.	5,000	36,984
	Onoken Co., Ltd.	5,000	68,424
	Onward Kashiyama Co., Ltd.	30,000	420,594
#	Oracle Corp. Japan	800	37,045
#	Organo Corp.	9,000	114,038
#	Oriental Land Co., Ltd.	5,400	320,080
	Oriental Yeast Co., Ltd.	5,000	30,824
	Origin Electric Co., Ltd.	5,000	35,298
	Osaka Gas Co., Ltd.	65,000	255,978
*	Osaka Organic Chemical Industry, Ltd.	5,000	30,818
	Osaka Steel Co., Ltd.	6,300	136,311
	Osaki Electric Co., Ltd.	4,000	36,218
#	OSG Corp.	3,000	48,361
	Otsuka Corp.	1,300	127,300
	Oyo Corp.	6,000	68,083
	Pacific Industrial Co., Ltd.	11,000	74,771
	Pacific Metals Co., Ltd.	9,000	126,560
#	PanaHome Corp.	16,000	109,725
	Paramount Bed Co., Ltd.	5,400	103,267
#	Parco Co., Ltd.	11,000	134,166
#	Paris Miki, Inc.	5,100	86,859
#	Park24 Co., Ltd.	4,600	65,067
*	Pasco Corp.	8,000	15,476
	Pasona, Inc.	14	28,199
	Patlite Corp.	3,000	28,607
	PCA Corp.	1,000	13,998
# *	Penta-Ocean Construction Co., Ltd.	135,000	167,042

#	Pentax Corp.	21,000	$125,297
	Pigeon Corp.	2,000	34,932
	Pilot Corp.	6	43,291
	Piolax, Inc.	1,500	30,934
#	Pioneer Electronic Corp.	32,100	441,770
	Poplar Co., Ltd.	3,500	29,255
#	Press Kogyo Co., Ltd.	27,000	138,399
*	Prima Meat Packers, Ltd.	23,000	31,836
#	PRONEXUS, Ltd.	4,000	39,626
#	Q.P. Corp.	21,900	199,641
	Raito Kogyo Co., Ltd.	16,900	57,613
#	Rasa Industries, Ltd.	10,000	38,987
	Rengo Co., Ltd.	40,000	253,641
*	Renown, Inc.	6,000	56,939
#	Resorttrust, Inc.	2,500	69,825
#	Rhythm Watch Co., Ltd.	13,000	20,177
#	Ricoh Co., Ltd., Tokyo	33,000	732,411
	Ricoh Elemex Corp.	4,000	29,052
	Ricoh Leasing Co., Ltd.	4,100	103,359
#	Right On Co., Ltd.	1,700	58,282
	Riken Corp.	12,000	73,737
	Riken Keiki Co., Ltd.	3,000	25,404
	Riken Technos Corp.	15,000	56,008
#	Riken Vitamin Co., Ltd.	4,000	122,099
#	Ringer Hut Co., Ltd.	2,800	35,080
	Rinnai Corp.	7,200	191,942
	Rock Field Co., Ltd.	1,500	23,975
	Rohm Co., Ltd.	9,400	863,630
	Rohto Pharmaceutical Co., Ltd.	11,000	117,228
	Roland Corp.	4,200	89,866
#	Roland DG Corp.	1,600	50,363
	Round One Corp.	40	98,067
#	Royal Co., Ltd.	6,000	79,860
	Ryobi, Ltd.	11,000	90,884
	Ryoden Trading Co., Ltd.	13,000	108,257
#	Ryohin Keikaku Co., Ltd.	1,300	88,756
#	Ryosan Co., Ltd.	6,400	165,658
#	Ryoshoku, Ltd.	6,200	146,745
	Ryoyo Electro Corp.	4,800	77,374
	S Foods, Inc.	3,000	28,346
#	S Science Co., Ltd.	164,000	37,383
#	S.T. Chemical Co., Ltd.	8,000	106,718
# *	Saeki Kensetsu Kogyo Co., Ltd.	45,000	32,900
	Sagami Chain Co., Ltd.	4,000	38,316
	Sagami Railway Co., Ltd.	12,000	42,560
#	Saibu Gas Co., Ltd.	52,000	130,863
#	Saint Marc Holdings Co., Ltd.	1,000	62,360
#	Saizeriya Co., Ltd.	5,700	74,543
	Sakai Chemical Industry Co., Ltd.	17,000	103,317
	Sakata INX Corp.	11,000	60,898
#	Sakata Seed Corp.	8,600	104,727
	Sala Corp.	6,500	32,176
	San-Ai Oil Co., Ltd.	16,000	71,510
	Sanden Corp.	24,000	110,139

	Sanei-International Co., Ltd.	2,200	$80,592
# *	Sanix, Inc.	16,900	27,588
	Sankei Building Co., Ltd.	12,000	126,138
	Sanken Electric Co., Ltd.	21,000	204,993
	Sanki Engineering Co., Ltd.	9,000	57,287
#	Sankyo Co., Ltd.	5,400	242,764
	Sankyo Seiko Co., Ltd.	6,000	31,717
#	Sankyo-Tateyama Holdings, Inc.	57,000	131,595
	Sankyu, Inc., Tokyo	11,000	63,379
	Sanoh Industrial Co., Ltd.	3,000	19,776
#	Sanrio Co., Ltd.	2,600	38,471
	Sanshin Electronics Co., Ltd.	7,000	88,315
	Santen Pharmaceutical Co., Ltd.	8,200	223,941
	Sanwa Shutter Corp.	44,000	273,258
#	Sanyo Chemical Industries, Ltd.	16,000	117,284
	Sanyo Denki Co., Ltd.	6,000	46,598
# *	Sanyo Electric Co., Ltd.	252,000	379,724
	Sanyo Electric Credit Co., Ltd.	4,100	72,942
	Sanyo Housing Nagoya Co., Ltd.	21	29,107
#	Sanyo Shokai, Ltd.	18,000	153,173
	Sanyo Special Steel Co., Ltd.	22,000	171,152
	Sapporo Hokuyo Holdings, Inc.	63	657,260
#	Sapporo Holdings, Ltd.	38,000	283,758
*	Sasebo Heavy Industries Co., Ltd., Tokyo	9,000	31,929
#	Sato Corp.	4,800	101,463
	Sato Shoji Corp.	2,000	20,412
	Satori Electric Co., Ltd.	4,900	84,964
	Secom Co., Ltd.	3,500	176,187
	Secom Joshinetsu Co., Ltd.	1,500	34,245
	Secom Techno Service Co., Ltd.	1,500	67,078
	Sega Sammy Holdings, Inc.	9,000	226,713
	Seibu Electric Industry Co., Ltd.	6,000	32,956
	Seijo Corp.	1,200	28,733
	Seika Corp.	11,000	35,956
	Seikagaku Corp.	6,400	68,477
#	Seiko Corp.	15,000	97,502
#	Seiko Epson Corp.	17,200	497,166
	Seino Holdings Co., Ltd.	38,000	382,749
#	Seiren Co., Ltd.	8,000	88,025
# *	Seiyu, Ltd.	44,000	60,490
	Sekisui Chemical Co., Ltd.	56,000	463,477
	Sekisui House, Ltd.	59,000	885,303
	Sekisui Jushi Co., Ltd.	9,000	75,228
	Sekisui Plastics Co., Ltd.	20,000	75,973
	Senko Co., Ltd.	11,000	38,792
#	Senshu Electric Co., Ltd.	1,500	36,168
	Senshukai Co., Ltd.	6,000	88,162
#	Seven & I Holdings Co., Ltd.	33,552	1,074,551
	SFCG Co., Ltd.	280	45,521
	Shaddy Co., Ltd.	2,000	25,335
	Sharp Corp., Osaka	43,000	801,197
#	Shibaura Mechatronics Corp.	3,000	14,005
	Shibusawa Warehouse Co., Ltd.	16,000	78,389
	Shibuya Kogyo Co., Ltd.	6,800	57,455

	Shiga Bank, Ltd.	43,000	$303,918
#	Shikibo, Ltd.	19,000	29,540
	Shikoku Bank, Ltd.	33,000	130,951
	Shikoku Chemicals Corp.	16,000	101,078
	Shikoku Coca-Cola Bottling Co., Ltd.	2,600	29,672
	Shikoku Electric Power Co., Inc.	6,300	157,637
	Shima Seiki Manufacturing Co., Ltd.	5,000	131,746
	Shimachu Co., Ltd.	8,500	255,414
	Shimadzu Corp.	24,000	208,513
	Shimamura Co., Ltd.	1,100	124,848
	Shimano, Inc.	8,400	251,120
#	Shimizu Bank, Ltd.	1,500	69,547
#	Shimizu Corp.	125,000	754,347
	Shin Nippon Air Technologies Co., Ltd.	4,200	32,153
	Shinagawa Refractories Co., Ltd.	17,000	76,964
	Shindengen Electric Manufacturing Co., Ltd.	15,000	68,379
	Shin-Etsu Chemical Co., Ltd.	6,200	389,874
	Shin-Etsu Polymer Co., Ltd.	7,000	87,192
	Shinkawa, Ltd.	2,700	62,541
	Shin-Keisei Electric Railway Co., Ltd.	5,000	18,576
	Shinki Co., Ltd.	14,400	42,848
#	Shinko Electric Co., Ltd.	14,000	52,433
#	Shinko Electric Industries Co., Ltd.	3,400	78,091
	Shinko Plantech Co., Ltd.	9,000	96,083
#	Shinko Securities Co., Ltd.	96,000	511,030
	Shinko Shoji Co., Ltd.	3,000	44,225
	Shin-Kobe Electric Machinery Co., Ltd.	6,000	31,141
	Shinmaywa Industries, Ltd.	16,000	87,346
# *	Shinnihon Corp.	11,100	59,148
	Shinsei Bank, Ltd.	130,000	697,149
	Shinsho Corp.	11,000	37,335
	Shinwa Kaiun Kaisha, Ltd.	14,000	66,875
	Shionogi & Co., Ltd.	12,000	232,336
#	Shiroki Co., Ltd.	10,000	30,048
	Shiseido Co., Ltd.	13,000	276,075
#	Shizuoka Bank, Ltd.	71,000	758,747
#	Shizuoka Gas Co., Ltd.	8,000	59,730
	Sho-Bond Corp.	3,500	36,912
#	Shobunsha Publications, Inc.	2,300	27,095
#	Shochiku Co., Ltd.	15,000	113,525
#	Shoko Co., Ltd.	15,000	26,747
#	Showa Aircraft Industry Co., Ltd.	5,000	70,260
	Showa Corp.	9,700	155,734
	Showa Denko KK	28,000	105,850
#	Showa Sangyo Co., Ltd.	25,000	63,533
	Showa Shell Sekiyu KK	24,300	281,002
	Siix Corp.	4,400	64,531
#	Simree Co., Ltd.	7,400	29,936
	Sinanen Co., Ltd.	10,000	55,635
	Sintokogio, Ltd.	7,000	99,282
*	SKY Perfect Communications, Inc.	650	397,322
	SMC Corp.	1,400	187,748
	SMK Corp.	11,000	72,251
*	Snow Brand Milk Products Co., Ltd.	26,500	105,861

	SNT Corp.	6,000	$35,045
	Soda Nikka Co., Ltd.	7,000	29,130
	Sodick Co., Ltd.	8,000	62,556
*	Soft99 Corp.	3,600	32,788
#	Softbank Corp.	12,400	314,724
#	Sogo Medical Co., Ltd.	1,300	27,219
	Sohgo Security Services Co.,Ltd.	13,200	253,591
# *	Sojitz Corp.	82,300	368,695
	Sokkisha Co., Ltd.	7,000	28,806
	Sompo Japan Insurance, Inc.	85,000	1,142,875
	Sonton Food Industry Co., Ltd.	3,000	30,468
	Sony Corp.	2,000	103,692
	Sony Corp. ADR	63,100	3,267,318
	Sorun Corp.	3,100	27,599
	Sotoh Co., Ltd.	3,000	37,498
#	Space Co., Ltd.	3,700	33,413
	Square Enix Co., Ltd.	3,100	79,512
*	SRA Holdings	1,100	18,292
#	SSP Co., Ltd.	20,000	117,217
	Stanley Electric Co., Ltd.	11,900	237,904
#	Star Micronics Co., Ltd.	6,000	128,713
	Starzen Corp.	10,000	26,122
#	Stella Chemifa Corp.	700	24,171
	Subaru Enterprise Co., Ltd.	9,000	29,578
	Sugi Pharmacy Co., Ltd.	4,800	87,837
	Sugimoto & Co., Ltd.	2,000	32,053
	Sumco Techxiv Corp.	1,600	71,249
#	Sumida Corp.	2,300	42,879
#	Suminoe Textile Co., Ltd.	12,000	39,435
#	Sumisho Computer Systems Corp.	4,400	95,029
	Sumitomo Bakelite Co., Ltd.	43,000	310,013
	Sumitomo Chemical Co., Ltd.	130,000	992,653
	Sumitomo Corp.	67,700	1,224,445
	Sumitomo Densetsu Co., Ltd.	8,800	30,362
	Sumitomo Electric Industries, Ltd.	64,000	956,199
	Sumitomo Forestry Co., Ltd.	28,000	305,406
	Sumitomo Heavy Industries, Ltd.	14,000	144,233
	Sumitomo Light Metal Industries, Ltd.	38,000	99,494
	Sumitomo Metal Industries, Ltd., Osaka	67,000	340,504
	Sumitomo Metal Mining Co., Ltd.	48,000	859,844
# *	Sumitomo Mitsui Construction Co., Ltd.	8,000	18,815
	Sumitomo Mitsui Financial Group, Inc.	114	1,109,055
	Sumitomo Osaka Cement Co., Ltd.	88,000	288,048
	Sumitomo Pipe & Tube Co., Ltd.	5,000	33,538
	Sumitomo Precision Products Co., Ltd.	6,000	33,919
	Sumitomo Real Estate Sales Co., Ltd.	1,100	93,409
	Sumitomo Realty & Development Co., Ltd.	7,000	279,348
	Sumitomo Rubber Industries, Ltd.	24,000	285,702
	Sumitomo Seika Chemicals Co., Ltd.	11,000	65,196
#	Sumitomo Titanium Corp.	900	111,141
	Sumitomo Trust & Banking Co., Ltd.	78,000	884,215
	Sumitomo Warehouse Co., Ltd.	39,000	325,016
	Sun Wave Corp.	12,000	35,900
	Sundrug Co., Ltd.	1,200	26,438

*	SUNX, Ltd.	3,000	$27,552
	Suruga Bank, Ltd.	18,000	248,310
	Suruga Corp.	600	44,635
	Suzuken Co., Ltd.	12,500	448,100
	Suzuki Motor Corp.	13,700	376,515
#	SWCC Showa Holdings Co., Ltd.	21,000	31,792
*	SxL Corp.	28,000	29,622
#	Sysmex Corp.	2,100	80,267
	T&D Holdings, Inc.	9,000	651,408
#	T.Hasegawa Co., Ltd.	6,600	102,233
	Tachibana Eletech Co., Ltd.	3,000	31,356
#	Tachihi Enterprise Co., Ltd.	1,600	66,683
#	Tachi-S Co., Ltd.	2,700	24,561
#	Tadano, Ltd.	14,000	180,272
	Taihei Dengyo Kaisha, Ltd.	5,000	38,320
#	Taihei Kogyo Co., Ltd.	11,000	63,165
	Taiheiyo Cement Corp.	172,000	756,411
#	Taiho Kogyo Co., Ltd.	5,000	68,115
#	Taikisha, Ltd.	5,000	60,654
#	Taisei Corp.	202,000	768,808
#	Taisei Lamick Co., Ltd.	900	24,375
	Taisei Rotec Corp.	17,000	33,323
#	Taisho Pharmaceutical Co., Ltd.	20,000	372,925
	Taiyo Nippon Sanso Corp.	34,000	305,517
	Taiyo Yuden Co., Ltd.	20,000	430,658
	Takagi Securities Co., Ltd.	15,000	77,185
	Takamatsu Corp.	6,700	113,475
	Takano Co., Ltd.	1,600	17,354
#	Takaoka Electric Manufacturing Co., Ltd.	15,000	30,484
#	Takara Holdings, Inc.	31,000	214,013
	Takara Standard Co., Ltd.	22,000	132,595
	Takasago International Corp.	16,000	80,112
#	Takasago Thermal Engineering Co., Ltd.	14,000	121,272
	Takashima & Co., Ltd.	14,000	32,917
#	Takashimaya Co., Ltd.	22,000	288,611
	Takeda Pharmaceutical Co., Ltd.	16,600	1,142,130
	Takiron Co., Ltd.	16,000	58,348
#	Takuma Co., Ltd.	12,000	72,607
#	Tamura Corp.	16,000	73,479
#	Tamura Taiko Holdings, Inc.	3,000	8,841
	Tanabe Seiyaku Co., Ltd.	39,000	527,926
	Tasaki Shinju Co., Ltd.	6,000	29,721
	Tatsuta Electric Wire & Cable Co., Ltd.	9,000	27,697
	Tayca Corp.	8,000	24,132
*	TBK Co., Ltd.	7,000	30,248
	TCM Corp.	8,000	27,170
#	TDK Corp.	1,600	133,229
	TDK Corp. Sponsored ADR	11,700	975,897
# *	Teac Corp.	26,000	31,182
	Techno Associe Co., Ltd.	3,000	36,224
	Tecmo, Ltd.	6,200	46,017
	Teijin, Ltd.	73,000	396,432
#	Teikoku Piston Ring Co., Ltd.	3,000	28,045
	Teikoku Tsushin Kogyo Co., Ltd.	5,000	24,939

#	Tekken Corp.	35,000	$48,064
	Tenma Corp.	5,300	93,501
	Terumo Corp.	5,200	199,099
	The 77 Bank, Ltd.	69,000	489,649
	The Aichi Bank, Ltd.	1,900	220,010
	The Akita Bank, Ltd.	27,000	136,145
	The Aomori Bank, Ltd.	25,000	103,102
	The Awa Bank, Ltd.	35,000	197,429
	The Bank of Ikeda, Ltd.	3,900	188,493
#	The Bank of Iwate, Ltd.	2,700	151,783
	The Bank of Kyoto, Ltd.	56,000	629,311
	The Bank of Nagoya, Ltd.	35,000	224,996
	The Bank of Okinawa, Ltd.	3,700	148,719
	The Bank of Saga, Ltd.	29,000	116,620
	The Chiba Bank, Ltd.	83,000	792,645
*	The Chiba Kogyo Bank, Ltd.	3,600	53,295
	The Chugoku Bank, Ltd.	36,000	479,900
	The Chugoku Electric Power Co., Ltd.	13,000	305,908
	The Chukyo Bank, Ltd.	35,000	114,347
# *	The Daiei, Inc.	1,500	20,547
	The Daisan Bank, Ltd.	38,000	128,591
	The Daishi Bank, Ltd.	60,000	258,977
	The Daito Bank, Ltd.	12,000	18,153
	The Ehime Bank, Ltd.	24,000	85,598
	The Eighteenth Bank, Ltd.	26,000	134,040
	The Fuji Fire & Marine Insurance Co., Ltd.	42,000	179,506
	The Fukui Bank, Ltd.	37,000	124,173
	The Fukuoka Bank, Ltd.	63,000	531,988
#	The Goodwill Group, Inc.	86	66,130
	The Gunma Bank, Ltd.	80,000	552,064
	The Hachijuni Bank, Ltd.	85,000	617,093
	The Higo Bank, Ltd.	38,000	269,643
	The Hiroshima Bank, Ltd.	105,000	618,934
	The Hokuetsu Bank, Ltd.	40,000	104,493
	The Hyakugo Bank, Ltd.	41,000	269,374
	The Hyakujishi Bank, Ltd.	49,000	302,891
	The Iyo Bank, Ltd.	50,000	498,761
#	The Japan General Estate Co., Ltd.	3,100	77,774
#	The Japan Steel Works, Ltd.	16,000	154,768
	The Japan Wool Textile Co., Ltd.	14,000	124,510
	The Joyo Bank, Ltd.	90,000	591,454
	The Kagawa Bank, Ltd.	14,000	96,349
	The Kagoshima Bank, Ltd.	35,000	264,218
# *	The Kanto Tsukuba Bank, Ltd.	10,300	106,043
#	The Keihin Co., Ltd.	7,000	17,105
	The Keiyo Bank, Ltd.	45,000	290,251
	The Kita-Nippon Bank, Ltd.	1,500	71,917
# *	The Maruetsu, Inc.	10,000	48,614
	The Michinoku Bank, Ltd.	29,000	107,190
	The Minato Bank, Ltd.	67,000	152,973
#	The Nagano Bank, Ltd.	19,000	67,914
	The Nanto Bank, Ltd.	55,000	299,476
	The Nippon Road Co., Ltd.	26,000	55,259
	The Nippon Synthetic Chemical Industry Co., Ltd.	20,000	94,125

	The Nisshin Oillio Group, Ltd.	23,000	$145,115
	The Ogaki Kyoritsu Bank, Ltd.	47,000	209,520
	The Oita Bank, Ltd.	20,000	142,268
	The Pack Corp.	2,500	40,819
	The San-in Godo Bank, Ltd.	29,000	273,594
	The Yasuda Warehouse Co., Ltd.	4,000	41,372
	THK Co., Ltd.	10,900	274,510
#	TIS, Inc.	6,900	142,762
	TKC Corp.	4,000	71,182
#	Toa Corp.	40,000	40,663
#	Toa Doro Kogyo Co., Ltd.	15,000	30,093
	Toa Oil Co., Ltd.	18,000	28,746
	Toagosei Co., Ltd.	43,000	176,578
# *	Tobishima Corp.	45,000	32,858
	Tobu Railway Co., Ltd.	62,000	322,086
	Tobu Store Co., Ltd.	10,000	28,193
	TOC Co., Ltd.	19,000	119,382
#	Tocalo Co., Ltd.	1,000	30,251
	Tochigi Bank, Ltd.	17,000	103,375
#	Toda Corp.	45,000	212,402
	Toda Kogyo Corp.	8,000	33,834
	Todentu Corp.	9,000	30,094
	Toei Co., Ltd.	18,000	98,852
	Toenec Corp.	13,000	64,689
	Tohcello Co., Ltd.	5,000	59,333
	Toho Bank, Ltd.	35,000	155,934
	Toho Co., Ltd.	24,500	489,356
#	Toho Co., Ltd.	8,000	27,033
	Toho Gas Co., Ltd.	38,000	184,387
# *	Toho Rayon Co., Ltd.	5,000	29,398
	Toho Real Estate Co., Ltd.	7,000	47,925
#	Toho Titanium Co., Ltd.	2,000	109,022
	Toho Zinc Co., Ltd.	5,000	47,885
	Tohoku Bank, Ltd.	32,000	62,234
	Tohoku Pioneer Corp.	1,600	23,570
#	Tohto Suisan Co., Ltd.	11,000	33,676
	Tohuku Electric Power Co., Inc.	10,900	291,688
#	Tokai Carbon Co., Ltd.	30,000	248,222
	Tokai Corp.	6,000	25,561
*	Tokai Kanko Co., Ltd.	111,000	30,976
	Tokai Lease Co., Ltd.	14,000	31,156
#	Tokai Pulp & Paper Co., Ltd.	9,000	27,276
	Tokai Rika Co., Ltd.	10,000	246,463
	Tokai Rubber Industries, Ltd.	14,100	268,654
	Tokai Tokyo Securities Co., Ltd.	41,000	249,886
	Tokimec, Inc.	14,000	34,274
#	Toko, Inc.	18,000	49,840
	Tokushima Bank, Ltd.	10,000	69,023
	Tokushu Paper Manufacturing Co., Ltd.	6,000	31,290
	Tokuyama Corp.	20,000	349,621
	Tokyo Denpa Co., Ltd.	2,200	28,639
*	Tokyo Dome Corp.	23,000	116,431
	Tokyo Electric Power Co., Ltd	25,100	876,464
#	Tokyo Electron Device, Ltd.	13	25,499

	Tokyo Electron, Ltd.	2,400	$174,602
	Tokyo Energy & Systems, Inc.	3,000	24,309
	Tokyo Gas Co., Ltd.	47,000	264,726
#	Tokyo Kikai Seisakusho, Ltd.	5,000	15,544
	Tokyo Leasing Co., Ltd.	10,400	167,782
# *	Tokyo Ohka Kogyo Co., Ltd.	7,800	192,377
	Tokyo Rakutenchi Co., Ltd.	12,000	55,013
#	Tokyo Rope Manufacturing Co., Ltd.	30,000	61,972
	Tokyo Seimitsu Co., Ltd.	1,600	60,341
#	Tokyo Steel Manufacturing Co., Ltd.	28,000	471,275
	Tokyo Style Co., Ltd.	12,000	134,684
	Tokyo Tatemono Co., Ltd.	50,000	698,098
	Tokyo Tekko Co., Ltd.	7,000	57,962
#	Tokyo Theatres Co., Inc.	11,000	33,040
	Tokyo Tomin Bank, Ltd.	4,000	166,729
#	Tokyotokeiba Co., Ltd.	27,000	83,747
	Tokyu Community Corp.	1,500	45,334
#	Tokyu Construction Co., Ltd.	5,430	40,877
	Tokyu Corp.	26,000	210,388
	Tokyu Land Corp.	14,000	167,512
	Tokyu Livable, Inc.	700	55,791
	Tokyu Recreation Corp.	6,000	34,862
#	Tokyu Store Chain Corp.	13,000	76,946
	Toli Corp.	9,000	27,450
	Tomato Bank, Ltd.	14,000	31,355
#	Tomen Electronics Corp.	2,100	35,324
	Tomoe Corp.	6,000	24,336
#	Tomoku Co., Ltd.	12,000	27,858
#	Tomy Co., Ltd.	3,500	23,159
#	Tonami Transportation Co., Ltd.	11,000	30,625
#	TonenGeneral Sekiyu KK	9,000	99,040
#	Tonichi Carlife Group, Inc.	5,000	11,920
#	Topcon Corp.	4,000	60,065
	Toppan Forms Co., Ltd.	13,000	173,111
#	Toppan Printing Co., Ltd.	61,000	617,344
	Topre Corp.	8,000	80,015
	Topy Industries, Ltd.	42,000	180,087
	Toray Industries, Inc.	34,000	246,062
#	Tori Holdings Co., Ltd.	117,000	33,691
	Torigoe Co., Ltd.	4,000	28,456
	Torii Pharmaceutical Co., Ltd.	4,400	73,388
	Torishima Pump Manufacturing Co., Ltd.	4,000	36,624
#	Toshiba Corp.	48,000	304,260
	Toshiba Machine Co., Ltd.	10,000	92,790
	Toshiba Plant Kensetsu Co., Ltd.	16,000	110,058
	Toshiba TEC Corp.	32,000	198,471
#	Tosho Printing Co., Ltd.	7,000	23,851
#	Tosoh Corp.	82,000	425,248
	Totetsu Kogyo Co., Ltd.	5,000	32,645
#	TOTO, Ltd.	48,000	509,946
*	Totoku Electric Co., Ltd., Tokyo	18,000	33,108
	Tottori Bank, Ltd.	9,000	25,120
#	Touei Housing Corp.	3,300	51,233
#	Towa Bank, Ltd.	43,000	90,511

# *	Towa Corp.	5,100	$31,395
	Towa Pharmaceutical Co., Ltd.	1,600	57,852
# *	Towa Real Estate Development Co., Ltd.	8,500	46,772
# *	Toyama Chemicals Co., Ltd.	10,000	74,579
*	Toyo Construction Co., Ltd.	13,000	8,862
#	Toyo Corp.	4,800	63,118
#	Toyo Electric Co., Ltd.	6,000	25,646
#	Toyo Engineering Corp.	19,000	94,607
	Toyo Ink Manufacturing Co., Ltd.	36,000	143,193
#	Toyo Kanetsu KK	24,000	65,689
	Toyo Kohan Co., Ltd.	18,000	73,767
	Toyo Machinery & Metal Co., Ltd.	4,000	26,013
#	Toyo Radiator Co., Ltd.	15,000	70,377
	Toyo Securities Co., Ltd.	12,000	61,177
	Toyo Seikan Kaisha, Ltd.	34,000	663,566
	Toyo Suisan Kaisha, Ltd.	18,000	330,488
#	Toyo Tire & Rubber Co., Ltd.	30,000	131,137
#	Toyo Wharf & Warehouse Co., Ltd.	13,000	29,737
	Toyobo Co., Ltd.	99,000	317,457
	Toyoda Gosei Co., Ltd.	13,500	307,133
	Toyota Auto Body Co., Ltd.	17,900	347,431
	Toyota Motor Corp. ADR	27,900	3,724,650
	Toyota Tsusho Corp.	5,725	159,524
#	Trans Cosmos, Inc.	4,200	94,919
	Trend Micro, Inc.	1,000	28,238
*	Trend Micro, Inc. ADR	2,762	77,750
*	Trinity Industrial Corp.	3,000	28,756
#	Trusco Nakayama Corp.	5,700	115,925
	Tsubakimoto Chain Co.	25,000	163,107
	Tsubakimoto Kogyo Co., Ltd.	8,000	32,091
#	Tsudakoma Corp.	11,000	30,660
#	Tsugami Corp.	9,000	49,622
	Tsukamoto Co., Ltd.	18,000	30,498
#	Tsukishima Kikai Co., Ltd.	6,000	66,829
	Tsumura & Co.	3,000	70,198
	Tsurumi Manufacturing Co., Ltd.	2,000	19,942
	Tsutsumi Jewelry Co., Ltd.	3,300	86,855
	Tsuzuki Denki Co., Ltd.	8,000	25,774
	TV Asahi Corp.	161	341,507
	Ube Industries, Ltd.	61,000	197,972
	Ube Material Industries, Ltd.	10,000	36,957
	Uchida Yoko Co., Ltd.	12,000	66,023
	UFJ Central Leasing Co., Ltd.	3,000	148,735
	UFJ NICOS Co., Ltd.	17,000	58,797
	Ulvac, Inc.	5,300	159,222
	Uni-Charm Corp.	1,900	113,632
	Unicharm Petcare Corp.	1,000	36,667
#	Uniden Corp.	12,000	96,291
	Unimat Offisco Corp.	4,600	64,003
*	Union Holdings Co., Ltd.	25,000	27,581
	Union Tool Co.	600	25,581
#	Unitika, Ltd.	54,000	80,200
	UNY Co., Ltd.	34,000	475,889
#	Urban Corp.	7,700	125,807

	U-Shin, Ltd.	8,000	$53,044
	Ushio, Inc.	7,000	135,116
	USS Co., Ltd.	2,490	157,117
	Valor Co., Ltd.	7,000	80,835
# *	Venture Link Co., Ltd.	11,800	27,428
	Victor Co. of Japan, Ltd.	27,000	146,784
	Vital-Net, Inc.	9,800	72,018
#	Wacoal Corp.	23,000	305,206
	Wakachiku Construction Co., Ltd.	15,000	15,857
	Wakamoto Pharmaceutical Co., Ltd.	7,000	30,286
#	Warabeya Nichiyo Co., Ltd.	2,200	30,620
	Watabe Wedding Corp.	1,600	24,827
#	Watami Food Service Co., Ltd.	2,200	32,331
*	Wavelock Holdings Co., Ltd.	5,000	30,588
	West Japan Railway Co.	50	236,886
#	Wood One Co., Ltd.	7,000	61,801
	Xebio Co., Ltd.	2,100	61,606
	Yahagi Construction Co., Ltd.	7,000	34,271
	Yahoo! Japan Corp.	367	139,856
	Yaizu Suisankagaku Industry Co., Ltd.	2,500	27,046
#	Yakult Honsha Co., Ltd.	7,000	212,803
	Yamada Denki Co., Ltd.	2,900	259,486
#	Yamagata Bank, Ltd.	25,000	135,979
*	Yamaguchi Financial Group, Inc.	22,000	286,124
	Yamaha Corp.	20,400	465,610
	Yamaha Motor Co., Ltd.	5,000	148,838
	Yamaichi Electronics Co., Ltd.	5,200	40,910
	Yamamura Glass Co., Ltd.	12,000	35,781
	Yamanashi Chuo Bank, Ltd.	37,000	254,237
#	Yamatake Corp.	12,600	305,788
#	Yamatane Corp.	15,000	25,184
	Yamato Corp.	8,000	32,228
	Yamato Kogyo Co., Ltd.	9,000	287,173
	Yamato Transport Co., Ltd.	33,000	529,481
#	Yamazaki Baking Co., Ltd.	24,000	222,125
	Yamazen Co., Ltd.	6,000	44,153
#	Yaoko Co., Ltd.	2,600	68,209
	Yaskawa Electric Corp.	9,000	98,437
	Yellow Hat, Ltd., Tokyo	2,300	18,257
	Yodogawa Steel Works, Ltd.	29,000	193,763
	Yokogawa Bridge Corp.	6,000	31,279
	Yokogawa Electric Corp.	35,000	518,068
	Yokohama Reito Co., Ltd.	9,000	71,840
	Yokohama Rubber Co., Ltd.	51,000	316,445
#	Yokowo Co., Ltd.	2,300	25,950
#	Yomeishu Seizo Co., Ltd.	5,000	49,644
	Yomiuri Land Co., Ltd.	6,000	40,075
	Yondenko Corp.	6,000	33,518
	Yonekyu Corp.	3,000	31,091
#	Yorozu Corp.	3,200	43,319
	Yoshimoto Kogyo Co., Ltd.	5,000	84,764
#	Yoshinoya D&C Co., Ltd.	74	124,134
	Yuasa Funashoku Co., Ltd.	6,000	17,917
# *	Yuasa Trading Co., Ltd.	42,000	80,769

	Yuken Kogyo Co., Ltd.	10,000	$35,540
	Yuraku Real Estate Co., Ltd.	9,000	59,389
	Yurtec Corp.	10,000	52,545
	Yushin Precision Equipment Co., Ltd.	1,500	26,207
#	Yushiro Chemical Industry Co., Ltd.	2,000	43,894
#	Zenrin Co., Ltd.	2,100	61,492
	Zensho Co., Ltd.	3,600	41,122
	Zeon Corp.	9,000	94,366
#	Zeria Pharmaceutical Co., Ltd.	5,000	45,312
	Zuken, Inc.	5,400	50,624
TOTAL COMMON STOCKS			246,496,133

RIGHTS/WARRANTS — (0.0%)
*	Dowa Mining Co., Ltd. Warrants 01/29/10	10,000	0

TOTAL — JAPAN			246,496,133

NETHERLANDS — (3.4%)
COMMON STOCKS — (3.4%)
	Aalberts Industries NV	1,937	186,259
	ABN AMRO Holding NV	3,408	119,497
	ABN AMRO Holding NV ADR	143,146	5,024,425
#	Accell Group NV	1,221	42,956
	Aegon NV	123,127	2,434,330
	Aegon NV ADR	15,999	316,940
	Akzo Nobel NV	2,761	169,967
	Akzo Nobel NV Sponsor ADR	23,636	1,452,668
	Arcadis NV	1,598	100,194
#	Arcelor Mittal NV	59,436	3,013,269
*	ASM International NV	7,141	164,340
*	ASML Holding NV	21,760	534,782
	Beter Bed Holding NV	1,223	36,483
	Boskalis Westminster NV	3,078	280,600
	Brunel International NV	1,406	43,610
	Buhrmann NV	22,100	301,518
*	Buhrmann NV ADR	4,200	57,288
# *	Crucell NV	604	15,273
*	Crucell NV ADR	12,388	313,045
# *	Draka Holding NV	1,628	50,934
#	Eriks Group NV	1,408	107,532
	Exact Holding NV	2,926	104,458
	Fornix Biosciences NV	1,113	31,813
	Gamma Holding NV	562	38,855
#	Getronics NV	7,001	59,734
#	Grolsche NV	1,898	78,906
	Grontmij NV	380	51,421
*	Hagemeyer NV	91,382	431,626
	Heijmans NV	3,606	202,119
	Heineken Holding NV	6,600	278,433
	Heineken NV	10,190	501,908
	Hunter Douglas NV	2,140	181,082
	ICT Automatisering NV	1,299	25,769
	Imtech NV	2,907	199,058

	ING Groep NV	13,252	$565,327
	ING Groep NV ADR	135,000	5,768,550
# *	Innoconcepts	1,933	32,147
*	James Hardie Industries NV Sponsored ADR	900	33,804
*	Jetix Europe NV	3,585	88,230
	Kas Bank NV	1,162	35,479
*	Kendrion NV	12,787	36,017
	Koninklijke (Royal) KPN NV Sponsored ADR	4,300	66,478
*	Koninklijke Ahold NV	142,423	1,417,693
*	Koninklijke Ahold NV Sponsored ADR	21,800	216,474
	Koninklijke Bam Groep NV	18,837	386,122
	Koninklijke DSM NV	19,148	828,815
	Koninklijke KPN NV	104,358	1,610,255
	Koninklijke Philips Electronics NV	89,615	3,288,517
	Koninklijke Philips Electronics NV ADR	69,500	2,552,040
	Koninklijke Ten Cate NV	3,215	111,076
	Koninklijke Vopak NV	3,921	195,789
*	Laurus NV	7,155	26,728
	Macintosh Retail Group NV	2,349	90,768
	Nutreco Holding NV	5,536	384,083
#	Oce NV	15,607	259,574
	OPG Groep NV Series A	2,145	258,597
	Ordina NV	6,314	140,812
# *	Pharming Group NV	3,645	16,843
	Randstad Holdings NV	2,778	194,306
	Reed Elsevier NV	4,769	84,302
	Reed Elsevier NV Sponsored ADR	5,800	205,668
	Royal Numico NV	5,650	291,057
*	Samas NV	3,739	39,947
	SBM Offshore NV	19,146	680,198
*	Semiconductor Industries NV	5,760	37,676
	Sligro Food Group NV	2,988	211,333
	Smit Internationale NV	842	54,271
	Stork NV	6,159	318,397
*	Tele Atlas NV	9,600	202,680
	Telegraaf Media Groep NV	6,668	175,013
	TNT NV	2,626	112,856
*	TomTom NV	6,700	286,753
	Twentsche Kabel Holding NV	858	77,089
	Unilever NV	121,871	3,153,704
*	Unit 4 Agresso NV	2,204	52,969
	Univar NV	4,353	226,929
#	USG People NV	7,939	320,862
#	Van der Moolen Holding NV	4,635	25,900
	Vedior NV	34,453	750,483
	Wegener Arcade NV	3,643	64,855
	Wolters Kluwer NV	11,832	357,717

TOTAL — NETHERLANDS			43,286,275

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
*	Abano Healthcare Group, Ltd.	17,364	33,623
	Air New Zealand, Ltd.	42,002	69,084

	Auckland International Airport, Ltd.	37,511	$59,048
*	CanWest Media Works (NZ), Ltd.	32,500	50,600
	Contact Energy, Ltd.	31,741	197,470
	Fisher & Paykel Appliances Holdings, Ltd.	54,527	139,901
	Fisher & Paykel Healthcare Corp.	35,441	97,077
	Fletcher Building, Ltd.	38,638	288,319
	Freightways, Ltd.	24,331	75,485
	Hallenstein Glassons Holdings, Ltd.	7,659	27,446
	Infratil, Ltd.	23,192	87,865
	Mainfreight, Ltd.	14,238	71,373
	New Zealand Refining Co., Ltd.	9,439	40,906
	Nuplex Industries, Ltd.	16,023	77,127
	Port of Tauranga, Ltd.	9,044	38,902
	Pumpkin Patch, Ltd.	23,700	71,268
	Pyne Gould Guinness, Ltd.	14,040	15,093
*	Rubicon, Ltd.	42,151	26,622
	Ryman Healthcare Group, Ltd.	82,765	137,440
	Sanford, Ltd.	9,500	33,358
#	Sky City Entertainment Group, Ltd.	49,676	169,266
	Southern Capital, Ltd.	36,468	29,676
	Steel & Tube Holdings, Ltd.	12,752	39,631
	Telecom Corporation of New Zealand, Ltd. ADR	5,400	147,258
	Tourism Holdings, Ltd.	23,932	35,190
*	Tower, Ltd.	30,018	52,093
	Trustpower, Ltd.	9,194	53,865
	Warehouse Group, Ltd.	20,225	99,235

TOTAL — NEW ZEALAND			2,264,221

NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
	Acta Holding ASA	10,000	54,513
	Aker Kvaerner OGEP ASA	1,100	127,095
	Aker Yards ASA	1,800	158,177
	Aktiv Kapital ASA	3,800	52,091
*	APL ASA	4,400	58,503
*	Blom ASA	10,000	60,331
	Bonheur ASA	3,400	140,128
*	Camillo Eitze	2,900	30,729
*	Det Norske Oljeselskap (DNO) ASA	66,000	116,007
	DNB Nor ASA Series A	64,600	873,991
	DOF ASA	6,000	61,972
	EDB Elektronisk Data Behandling ASA	6,800	59,894
	Ekornes ASA	4,600	108,042
# *	Eltek ASA	9,643	110,130
*	Ementor ASA	6,000	46,220
	Expert ASA	2,800	53,004
	Farstad Shipping ASA	3,400	71,294
# *	Fast Search & Transfer ASA	7,000	16,627
# *	Fred Olsen Energy ASA	3,500	162,748
	Ganger Rolf ASA	5,600	209,386
*	Havila Shipping ASA	2,400	33,184
*	Kongsberg Automotive ASA	3,600	31,714
	Kongsberg Gruppen ASA	1,300	39,636

*	Kverneland ASA	2,200	$36,608
	Leroy Seafood Group ASA	4,600	92,231
	Norsk Hydro ASA	30,680	950,414
	Norsk Hydro ASA Sponsored ADR	11,900	368,305
	Norske Skogindustrier ASA Series A	25,000	436,896
# *	Ocean Rig ASA	32,500	213,332
	Odfjell ASA Series A	6,150	103,348
	Olav Thon Eiendomsselskap ASA	490	63,752
	Orkla ASA Series A	18,190	1,182,677
*	Petroleum Geo Services ASA	5,700	132,006
*	Petrolia Drilling ASA	70,000	35,766
*	Photocure ASA	3,400	30,283
	Prosafe ASA	12,200	172,250
*	Q-Free ASA	8,000	20,856
	Rieber and Son ASA Series A	10,000	89,315
	Schibsted ASA	4,300	174,859
# *	Sevan Marine ASA	16,500	108,367
*	Sinvest ASA	4,500	95,705
#	Solstad Offshore ASA	3,600	78,573
	Sparebanken Midt-Norge	6,650	89,381
	Statoil ASA ADR	10,300	263,268
	Storebrand ASA	36,600	486,870
	Tandberg ASA Series A	20,000	357,528
*	Tandberg Television ASA	10,600	189,287
*	TGS Nopec Geophysical Co. ASA	11,300	232,977
#	Tomra Systems ASA	32,100	246,986
*	TTS Marine ASA	4,000	42,922
	Veidekke ASA	2,800	145,312
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	3,050	118,239
	Yara International ASA	15,300	423,195

TOTAL — NORWAY			9,656,924

PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
#	Banco BPI SA	23,353	198,362
	Banco Comercial Portugues SA	244,624	893,093
	Banco Espirito Santo SA	38,439	712,061
#	Brisa Auto Estradas de Portugal SA	28,884	374,618
	Cimpor Cimentos de Portugal SA	32,273	262,899
	Energias de Portugal SA	17,966	98,492
	Energias de Portugal SA Sponsored ADR	6,800	372,368
	Finibanco Holdings SGPS SA	12,944	60,636
*	Gescartao SGPS SA	1,924	52,195
*	Impresa Sociedade Gestora de Participacoes Socias SA	4,601	30,387
	Jeronimo Martins SGPS SA	3,564	86,418
#	Mota-Engil SGPS SA	17,065	132,390
	Portugal Telecom SA	4,173	55,568
	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	5,482	78,450
	Sag Gest - Solucoes Automovel Globais SGPS SA	13,935	34,489
	Sociedade de Investimento e Gestao SGPS SA	14,144	207,059
*	Sonae Industria SGPS SA	13,822	162,224
	Sonae SGPS SA	165,595	357,197

*	Sonaecom SGPS SA	30,900	$259,607
	Teixeira Duarte Engenharia e Construcoes SA	40,191	135,684
TOTAL COMMON STOCKS			4,564,197

RIGHTS/WARRANTS — (0.0%)
*	Finibanco Holdings SGPS SA Rights 03/12/07	12,944	3,961

TOTAL — PORTUGAL			4,568,158

SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
	Allgreen Properties, Ltd.	127,500	132,066
	Amtek Engineering, Ltd.	72,000	30,167
	Ascott Group, Ltd.	137,000	139,893
*	ASI Marine Holdings, Ltd.	49,000	29,997
#	Asia Pacific Breweries, Ltd.	9,000	90,704
#	Beyonics Technology, Ltd.	135,000	30,487
	Bonvests Holdings, Ltd.	43,000	52,912
	Bukit Sembawang Estates, Ltd	8,000	49,462
	Cerebos Pacific, Ltd.	11,000	22,448
	CH Offshore, Ltd.	131,000	35,584
# *	Chartered Semiconductor Manufacturing, Ltd.	107,000	103,805
*	Chartered Semiconductor Manufacturing, Ltd. ADR	12,400	121,768
	China Dairy Group, Ltd.	147,000	47,180
	Chuan Hup Holdings, Ltd.	150,000	30,418
	City Developments, Ltd.	25,000	221,156
	Comfortdelgro Corp., Ltd.	121,000	147,355
#	Cosco Corp. (Singapore), Ltd.	51,000	90,197
	Creative Technology Co., Ltd.	11,800	76,863
	DBS Group Holdings, Ltd.	66,000	930,041
*	Delong Holdings, Ltd.	512,000	58,666
*	Eucon Holdings, Ltd.	251,000	27,959
#	Ezra Holdings Pte, Ltd.	18,000	58,441
*	Food Empire Holdings, Ltd.	79,000	48,861
#	Fraser & Neave, Ltd.	135,000	434,980
	Fu Yu Manufacturing, Ltd.	118,000	23,563
	GK Goh Holdings, Ltd.	41,000	27,624
*	Global Voice Group, Ltd.	339,000	34,434
	Goodpack, Ltd.	24,000	24,800
	Guocoland, Ltd.	26,000	49,343
	Hartford Education Corp., Ltd.	1,083	472
	Hi-P International, Ltd.	75,000	34,145
	Ho Bee Investment, Ltd.	53,000	56,238
*	Hong Fok Corp., Ltd.	83,000	53,264
	Hong Leong Asia, Ltd.	40,000	50,802
	Hotel Plaza, Ltd.	58,000	75,534
	Hotel Properties, Ltd.	37,000	82,795
	Hour Glass, Ltd.	25,000	19,462
	HTL International Holdings, Ltd.	26,000	16,844
	Huan Hsin Holdings, Ltd.	67,000	23,688
	Hwa Hong Corp., Ltd.	76,000	33,821
	Hyflux, Ltd.	11,000	17,564
*	Indofood Agri Resources, Ltd.	162	139

	Jardine Cycle & Carriage, Ltd.	24,182	$205,895
	Jaya Holdings, Ltd.	51,000	47,417
	Jurong Technologies Industrial Corp., Ltd.	51,000	33,740
	K1 Ventures, Ltd.	246,000	50,757
	Keppel Corp., Ltd.	23,000	272,557
#	Keppel Land, Ltd.	50,000	278,285
	Keppel Telecommunications and Transportation, Ltd.	43,000	56,559
	Kim Eng Holdings, Ltd.	46,000	46,676
	K-REIT Asia	6,600	14,168
	Labroy Marine, Ltd.	67,000	82,069
	Lum Chang Holdings, Ltd.	123,000	23,795
*	Mediaring.Com, Ltd.	115,000	29,767
	Metro Holdings, Ltd.	145,000	78,787
*	MFS Technology, Ltd.	52,000	28,898
	Midas Holdings, Ltd.	42,000	38,806
	MMI Holdings, Ltd.	68,000	63,683
	MobileOne, Ltd.	30,000	40,819
	Natsteel, Ltd.	32,000	31,816
#	Neptune Orient Lines, Ltd.	89,000	167,832
	Norelco Centreline Holdings, Ltd.	86,000	24,785
*	Olam International, Ltd.	40,000	64,458
*	Orchard Parade Holdings, Ltd.	62,000	43,017
	Osim International, Ltd.	32,000	20,836
	Overseas Chinese Banking Corp., Ltd.	166,000	929,438
	Pan-United Corp., Ltd.	77,000	42,841
	Parkway Holdings, Ltd.	29,400	58,139
*	Petra Foods, Ltd.	28,000	30,403
	Raffles Education Corp., Ltd.	26,000	36,927
	Robinson & Co., Ltd.	9,000	29,753
	SBS Transit, Ltd.	27,500	48,412
*	SC Global Developments, Ltd.	12,000	30,786
	SembCorp Industries, Ltd.	60,000	173,659
	SembCorp Marine, Ltd.	43,000	96,843
	Singapore Airlines, Ltd.	49,000	506,853
	Singapore Food Industries, Ltd.	43,000	25,179
	Singapore Land, Ltd.	25,000	149,018
#	Singapore Petroleum Co., Ltd.	15,000	43,972
#	Singapore Post, Ltd.	57,000	42,532
	Singapore Press Holdings, Ltd.	63,000	182,269
	Singapore Technologies Engineering, Ltd.	65,000	139,561
	Singapore Telecommunications, Ltd.	187,350	389,976
*	Sinomem Technology, Ltd.	53,000	31,733
#	SMRT Corp., Ltd.	65,000	61,695
*	SP Chemicals, Ltd.	70,000	47,191
	Starhub, Ltd.	49,860	93,006
*	STATS ChipPAC, Ltd.	168,000	167,909
*	STATS ChipPAC, Ltd. ADR	16,000	154,720
	Straits Trading Co., Ltd.	48,000	132,505
*	Sunningdale Tech, Ltd.	130,000	22,569
	Tat Hong Holdings, Ltd.	37,000	31,990
*	Tuan Sing Holdings, Ltd.	251,000	41,088
	Unisteel Technology, Ltd.	27,000	46,637
	United Engineers, Ltd.	27,000	48,946
	United Industrial Corp., Ltd.	146,000	253,254

	United Overseas Bank, Ltd.	76,000	$1,025,298
# *	United Test & Assembly Center, Ltd.	234,000	126,561
	UOB-Kay Hian Holdings, Ltd.	96,000	94,915
	UOL Group, Ltd.	117,000	381,828
	Venture Corp., Ltd.	42,000	379,724
	WBL Corp., Ltd.	25,000	73,633
	Wheelock Properties (S), Ltd.	44,000	79,492
*	YHI International, Ltd.	96,000	23,873
TOTAL COMMON STOCKS			11,656,492

RIGHTS/WARRANTS — (0.0%)
*	Bukit Sembawang Estates, Ltd. Warrants 11/13/07	4,000	13,995

TOTAL — SINGAPORE			11,670,487

SPAIN — (3.1%)
COMMON STOCKS — (3.1%)
	Abengoa SA	3,925	142,405
#	Abertis Infraestructuras SA	23,938	682,069
	Acciona SA	3,865	771,216
	Acerinox SA	40,406	1,074,163
	Actividades de Construccion y Servicios SA	8,800	497,095
	Adolfo Dominguez SA	674	41,109
*	Aguas de Barcelona Issue 06	96	3,156
	Altadis SA	7,544	382,382
	Amper SA	2,702	39,494
#	Antena 3 de Television SA	3,109	69,526
# *	Avanzit SA	17,525	171,570
*	Azkoyen SA	6,507	63,120
#	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	219,900	5,356,764
	Banco de Andalucia SA	1,901	231,285
	Banco de Sabadell SA	35,069	1,641,202
#	Banco de Valencia SA	5,882	298,626
	Banco Espanol de Credito SA	50,883	1,197,760
#	Banco Guipuzcoano SA	7,099	307,909
#	Banco Pastor SA	29,180	649,476
	Banco Popular Espanol SA	88,973	1,748,507
	Banco Santander Central Hispano SA	187,310	3,467,874
	Banco Santander Central Hispano SA Sponsored ADR	278,700	5,169,885
	Bankinter SA	9,702	717,127
*	Baron de Ley SA	568	35,354
#	Campofrio Alimentacion SA	4,367	77,260
	Cementos Portland Valderrivas SA	3,193	474,654
	Cia Espanola de Petroleous SA	845	65,317
# *	Cintra Concesiones de Infraestructuras de Transporte SA	15,120	265,761
	Compania de Distribucion Integral Logista SA	1,223	79,840
	Construcciones y Auxiliar de Ferrocarriles SA	212	58,216
*	Corporacion Dermoestetica	2,300	26,956
	Corporacion Mapfre SA	62,775	311,026
#	Duro Felguera SA	4,524	48,634
	Ebro Puleva SA	19,805	460,661
	Electnor SA	2,324	101,196
	Enagas SA	14,593	332,414

# *	Ercros SA	283,102	$276,420
#	Faes Farma SA	5,328	122,499
	Fomento de Construcciones y Contratas SA	2,929	304,146
	Funespana SA	2,789	30,057
	Gamesa Corporacion Tecnologica SA	15,100	432,346
	Gas Natural SDG SA	24,247	1,036,515
*	Gestevision Telecinco SA	4,800	133,256
	Grupo Catalana Occidente SA	12,195	487,622
	Grupo Empresarial Ence SA	3,453	204,223
#	Grupo Ferrovial SA	2,545	251,701
#	Iberdrola SA	16,084	704,744
	Iberia Lineas Aereas de Espana SA	42,477	179,052
	Iberpapel Gestion SA	2,175	55,749
	Indra Sistemas SA	8,784	201,842
	Industria de Diseno Textil SA	3,183	184,981
*	La Seda de Barcelona SA	53,936	184,236
	Lingotes Especiales SA	2,224	22,609
	Mecalux SA	2,437	120,886
	Miquel y Costas & Miquel SA	3,860	138,562
	Natra SA	4,183	57,026
# *	Natraceutical SA	27,598	67,058
#	NH Hoteles SA	10,038	226,434
*	Nicolas Correa SA	4,684	38,980
	Obrascon Huarte Lain SA	5,167	208,430
# *	Papeles y Cartones de Europa SA	17,563	171,636
	Pescanova SA	1,025	39,937
	Prim SA	1,600	30,078
	Promotora de Informaciones SA	15,579	308,536
	Prosegur Cia de Seguridad SA	1,270	44,626
#	Red Electrica de Espana SA	10,557	479,820
	Repsol YPF SA	1,793	56,750
	Repsol YPF SA ADR	68,700	2,173,668
#	Sacyr Vallehermoso SA	4,288	232,518
# *	Service Point Solutions SA	19,156	69,775
*	Service Point Solutions SA	7,982	29,154
	Sociedad General de Aguas de Barcelona SA Class A	10,644	357,699
# *	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	10,262	70,457
*	Sogecable SA	2,862	107,340
	Sol Melia SA	11,801	268,642
#	SOS Cuetara SA	15,390	285,004
	Tavex Algodonera SA	7,016	30,997
*	Tecnocom Telecomunicaciones y Energia SA	2,289	41,982
	Telefonica SA	5,983	128,688
	Telefonica SA Sponsored ADR	22,000	1,416,360
	Tubacex SA	21,305	142,092
	Tubos Reunidos SA	3,382	79,204
	Union Fenosa SA	3,918	196,248
	Unipapel SA	3,553	107,469
	Uralita SA	17,131	131,168
*	Urbanizaciones y Transportes SA	8,757	36,027
#	Vidrala SA	2,602	86,704
	Viscofan SA	8,130	167,561
#	Zardoya Otis SA	4,817	156,803
*	Zeltia SA, Madrid	10,260	92,798
TOTAL COMMON STOCKS			40,270,124

RIGHTS/WARRANTS — (0.0%)
*	NH Hoteles SA Rights 03/14/07	10,038	$3,454
*	Papeles y Cartones de Europa SA Rights 02/26/07	17,563	15,340
TOTAL RIGHTS/WARRANTS			18,794

TOTAL — SPAIN			40,288,918

SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
# *	Acando AB Series B	16,000	39,619
*	Active Biotech AB	3,400	38,585
	Addtech AB Series B	1,400	27,861
	Alfa Laval AB	7,300	363,572
	Angpanneforeningen AB Series B	1,800	38,506
	Assa Abloy AB Series B	36,400	784,647
	Atlas Copco AB Series A	15,100	473,214
	Atlas Copco AB Series B	10,200	302,999
#	Axfood AB	3,700	145,239
	Axis AB	3,500	48,771
	Ballingslov International AB	1,800	52,871
	Beijer AB Series B	800	28,740
	Beijer Alma AB	3,200	41,641
	Bergman & Beving AB Series B	2,000	55,239
	Bergs Timber AB Series B	4,200	21,830
	Bilia AB Series A	2,800	48,016
	Billerud AB	7,900	115,941
*	Biotage AB	16,000	29,643
	Boliden AB	21,500	450,970
# *	Cantena AB	500	7,595
	Cardo AB	4,200	156,627
	Castellum AB	3,600	48,764
#	Clas Ohlson AB Series B	2,150	41,346
	Cloetta AB Series B	2,050	72,869
	Concordia Maritime AB Series B	3,500	23,043
	D. Carnegie & Co. AB	7,700	161,378
#	Electrolux AB Series B	45,500	1,016,179
#	Elekta AB Series B	6,400	136,555
# *	Enea Data AB Series B	55,000	26,759
	Eniro AB	34,500	405,617
	Expanda AB	2,400	34,146
	Fabege AB	6,500	174,657
	Fagerhult AB	700	15,193
	Getinge AB	12,400	255,883
	Geveko AB Series B	1,000	37,645
	Gunnebo AB	6,800	73,689
	Haldex AB	4,200	102,073
	Hennes & Mauritz AB Series B	9,350	487,018
	Hiq International AB	5,000	25,663
	Hoganas AB Series B	4,100	101,797
	Holmen AB Series B	11,200	456,066
# *	Husqvarna AB Series B	13,700	211,446

	IBS AB Series B	11,000	$38,845
*	Industrial & Financial Systems AB Series B	34,000	43,563
	Intrum Justitia AB	6,800	89,856
	JM AB	12,988	386,412
	Klovern AB	9,100	37,655
	Kungsleden AB	12,300	206,737
	Lagercrantz Group AB Series B	6,000	28,908
# *	LBI International AB	9,400	67,678
#	Lennart Wallenstam Byggnads AB Class B	3,300	71,713
	Lindex AB	3,600	46,020
*	LogicaCMG P.L.C.	31,350	104,889
# *	Lundin Petroleum AB	13,400	137,304
#	Meda AB Series A	5,800	186,138
*	Medivir Series B	2,800	19,715
*	Metro International SA SDR Series A	1,610	1,976
*	Metro International SA SDR Series B	3,220	4,247
*	Micronic Laser Systems AB	1,900	17,758
*	Modern Times Group AB Series B	3,550	195,890
	Munters AB	1,650	68,718
	NCC AB Series B	11,600	311,340
	Nefab AB	2,300	25,274
*	Net Insight AB Series B	50,000	44,380
	New Wave Group AB Series B	2,500	26,128
	NIBE Industrier AB	6,900	110,865
	Nobia AB	4,800	192,569
	Nolato AB Series B	3,000	29,942
	Nordea Bank AB	178,300	2,703,455
*	Observer AB	14,600	60,293
	OEM International AB Series B	1,000	28,407
	OMX AB	11,400	215,956
	Orc Software AB	1,800	32,981
	Partnertech AB	1,500	24,429
	PEAB AB Series B	6,400	148,169
# *	Pergo AB	10,000	72,636
*	Proffice AB	13,600	44,337
	Q-Med AB	4,200	52,065
*	Readsoft AB Series B	7,000	24,209
	Rederi AB Transatlantic Series B	6,000	47,144
	rnb Retail & Brands AB	5,500	53,531
	Sandvik AB	39,800	621,810
	Sardus AB	1,400	22,996
	Scania AB Series A	1,500	114,661
	Scania AB Series B	6,600	486,472
	Securitas AB Series B	75,600	1,125,792
*	Securitas Direct AB Series B	11,000	31,829
*	Securitas Systems AB Series B	11,000	36,174
	Skandinaviska Enskilda Banken Series A	58,600	1,789,888
	Skanditek Industrifoervaltnings AB	9,000	56,283
	Skanska AB Series B	45,700	937,050
	SKF AB Series A	2,600	49,001
	SKF AB Series B	47,500	879,875
	Skistar AB	6,000	92,494
	SSAB Svenskt Stal AB Series A	30,000	802,500
	SSAB Svenskt Stal AB Series B	14,600	372,172

	Studsvik AB	1,000	$39,423
	Svenska Cellulosa AB Series B	26,100	1,349,468
	Svenska Handelsbanken Series A	70,500	2,023,146
*	SWECO AB	800	29,639
	Swedish Match AB (Frueher Svenska Taendsticks AB)	21,000	362,603
	Tele2 AB Series B	61,700	927,013
# *	Teleca AB Series B	4,200	17,414
	Telefonaktiebolaget LM Erricson Sponsored ADR	36,850	1,317,756
# *	Telelogic AB	17,000	32,619
	TeliaSonera AB	151,000	1,268,403
	Trelleborg AB Series B	16,800	423,447
*	Vitrolife AB	6,000	28,187
#	Volvo AB Series A	7,200	569,464
	Volvo AB Series B	3,300	253,598
	Volvo AB Sponsored ADR	14,300	1,100,671

TOTAL — SWEDEN			30,343,892

SWITZERLAND — (5.7%)
COMMON STOCKS — (5.7%)
#	A. Hiestad Holding AG	81	109,474
	ABB, Ltd.	52,542	876,212
	ABB, Ltd. ADR	16,400	274,536
*	Actelion, Ltd.	1,309	285,140
	Adecco SA	5,204	345,666
	Adecco SA ADR	12,700	211,582
*	Advanced Digital Broadcast Holdings SA	454	28,677
	AFG Arbonia-Forster Holding AG	224	105,486
	Allreal Holding AG	1,152	137,455
	Also Holding AG	635	35,669
	Ascom Holding AG	5,114	85,710
	Bachem AG	1,294	99,982
	Baloise-Holding AG	10,945	1,113,460
	Bank Coop AG	1,116	75,264
	Bank Sarasin & Cie Series B	51	190,078
	Banque Cantonale de Geneve	173	37,154
	Banque Cantonale Vaudoise	735	348,411
	Banque Privee Edmond de Rothschild SA	6	179,277
	Barry Callebaut AG	441	303,522
*	Basilea Pharmaceutica AG	210	45,325
	Belimo Holdings AG	65	65,825
	Bellevue Group AG	833	60,049
	Berner Kantonalbank	955	163,699
	BKW FMB Energie AG	3,566	388,021
	Bobst Group AG	1,339	69,560
	Bossard Holding AG	422	29,813
	Bucher Industries AG	1,215	150,105
*	Card Guard AG	3,538	32,799
	Charles Voegele Holding AG	995	93,418
	Ciba Specialty Chemicals AG	3,487	221,317
	Ciba Specialty Chemicals AG ADR	23,600	750,716
*	Cicor Technologies	371	31,295
	Clariant AG	31,076	485,396
	Compagnie Financiere Richemont AG Series A	55,825	3,070,972

	Converium Holding AG	16,991	$287,998
	Conzzeta Holdings AG	28	53,831
	Credit Suisse Group	19,180	1,325,269
	Credit Suisse Group ADR	72,200	4,999,850
	Daetwyler Holding AG	11	57,673
*	Dottikon ES Holding AG	89	21,096
	Eichhof Holding AG	34	55,733
	Emmi AG	576	73,046
	Ems-Chemie Holding AG	2,024	250,834
	Energiedienst Holding AG	377	180,524
	Fischer (Georg) AG	932	602,909
	Flughafen Zuerich AG	729	249,458
*	Forbo Holding AG, Eglisau	313	127,211
	Galenica Holding AG	599	175,980
	Geberit AG	313	515,587
	Getaz Romang Holding SA	87	67,540
	Givaudan SA	1,273	1,129,239
	Gurit Holding AG	73	68,703
	Helvetia Holding AG	830	323,717
	Holcim, Ltd.	27,833	2,756,823
*	Implenia AG	1,760	45,214
	Industrieholding Cham AG	90	32,865
	Interroll-Holding SA	144	50,913
	Intershop Holding AG	192	49,625
	Jelmoli Holding AG	74	224,113
	Julius Baer Holding AG	10,982	1,382,565
*	Kaba Holding AG	206	62,852
*	Kardex AG	629	26,272
	Komax Holding AG	413	53,139
	Kudelski SA	4,207	155,505
	Kuehne & Nagel International AG	3,409	259,590
	Kuoni Reisen Holding AG	341	195,545
	Lem Holdings SA	157	32,192
	Lindt & Spruengli AG	9	230,434
*	Logitech International SA	20,327	530,708
	Lonza Group AG	7,832	695,359
	Luzerner Kantonalbank	961	210,691
*	Medisize Holding AG	270	17,930
	Merck Serono SA ADR	8,600	193,242
#	Micronas Semiconductor Holding AG	2,227	45,595
	Mobilezone Holding AG	6,928	43,761
	Nestle SA	23,677	8,808,226
	Nobel Biocare Holding AG	1,290	427,284
	Novartis AG	879	48,786
*	Novartis AG ADR	62,002	3,436,771
*	Oerlikon Corp.	885	440,924
	OZ Holding AG	401	30,136
	Phoenix Mecano AG	162	79,161
	Phonak Holding AG	2,330	175,580
	PSP Swiss Property AG	3,701	210,415
	PubliGroupe SA	282	101,701
	Rieters Holdings AG	859	433,519
	Roche Holding AG Bearer	942	185,277
	Roche Holding AG Genusschein	17,777	3,163,403

	Romande Energie Holding SA	53	$76,473
*	Schaffner Holding AG	141	25,593
	Schindler Holding AG	3,385	214,176
*	Schulthess Group	52	48,590
	Schweiter Technology AG	167	52,187
	Schweizerhall Holding AG	326	42,792
	Schweizerische National Versicherungs Gesellschaft	107	75,434
*	SEZ Holding AG	2,250	71,048
	SGS SA	197	221,953
	SIA Abrasives Holding AG	214	78,949
	Siegfried Holding AG	269	39,208
	Sig Holding AG	386	129,578
	Sika AG	357	596,516
	Societe Generale d’Affichage	652	123,964
	St. Galler Kantonalbank	307	146,328
	Straumann Holding AG	513	134,499
	Sulzer AG	753	915,169
	Swatch Group AG	4,796	1,168,061
	Swiss Life Holding	8,000	2,031,598
	Swiss Prime Site AG	1,550	90,271
	Swiss Reinsurance Co.	46,248	3,934,016
	Swisscom AG	284	106,487
	Swisscom AG Sponsored ADR	5,100	190,842
*	Swisslog Holding AG	35,818	46,265
	Swissquote Group Holding SA	110	40,945
	Syngenta AG ADR	72,611	2,555,907
	Tamedia AG	891	124,251
#	Tecan Group AG	2,175	138,804
*	Temenos Group AG	4,119	76,545
	The Swatch Group AG	7,829	384,381
	UBS AG	101,023	5,965,319
	UBS AG ADR	21,800	1,287,072
*	UMS Schweizerische Metallwerke Holding AG	1,516	31,085
*	Unilabs SA	832	29,626
	Valiant Holding AG	2,528	309,817
	Valora Holding AG	638	180,355
	Vaudoise Assurances Holdings SA	220	35,880
*	Von Roll Holding AG	18,963	116,176
	Vontobel Holdings AG	6,968	332,528
	Walliser Kantonalbank	73	29,283
	WMH Walter Meier Holding AG	589	95,116
	Zehnder Holding AG	18	38,228
	Zuger Kantonalbank	20	62,999
	Zurich Financial SVCS AG	18,218	5,198,852
TOTAL COMMON STOCKS			73,496,545

RIGHTS/WARRANTS — (0.0%)
*	Unilabs SA Warrants 12/15/08	832	874

TOTAL — SWITZERLAND			73,497,419

UNITED KINGDOM — (17.8%)
COMMON STOCKS — (17.8%)
	Abacus Group P.L.C.	16,350	$60,854
	Abbot Group P.L.C.	44,075	242,766
	Aberdeen Asset Management P.L.C.	120,362	450,784
	Acal P.L.C.	6,247	51,825
*	Acambis P.L.C.	6,465	15,453
	Admiral Group P.L.C.	15,470	313,018
	Aegis Group P.L.C.	55,034	153,744
	Aga Food Service Group P.L.C.	25,118	193,429
	Aggreko P.L.C.	34,771	295,457
	Alba P.L.C.	6,399	25,320
	Alexandra P.L.C.	9,456	23,490
	Alexon Group P.L.C.	6,447	24,022
*	Alizyme P.L.C.	11,276	21,819
	Alliance & Leicester P.L.C.	50,822	1,110,099
	Alliance Boots P.L.C.	10,213	157,857
	Alpha Airports Group P.L.C.	21,443	32,615
	Alphameric P.L.C.	15,132	14,857
	Alumasc Group P.L.C.	8,807	36,347
	Amec P.L.C.	22,522	203,015
	Amlin P.L.C.	103,031	612,412
	Amstrad P.L.C.	8,626	26,536
	Amvescap P.L.C.	3,416	40,179
	Amvescap P.L.C. ADR	39,600	945,252
	Anglo American P.L.C.	97,054	4,580,677
	Anglo Pacific Group P.L.C.	34,911	93,264
	Anglo-Eastern Plantations P.L.C.	5,528	33,845
	Anite Group P.L.C.	24,338	38,734
*	Antisoma P.L.C.	37,517	36,268
	Antofagasta P.L.C.	36,286	329,018
*	ARC International P.L.C.	46,290	39,581
	Arena Leisure P.L.C.	52,926	60,063
*	Ark Theraputics Group P.L.C.	41,890	115,319
	Arla Foods UK P.L.C.	36,286	49,949
	ARM Holdings P.L.C.	12,223	30,642
	ARM Holdings P.L.C. Sponsored ADR	86,500	651,345
	Arriva P.L.C.	40,332	565,816
	Ashtead Group P.L.C.	76,521	250,854
	Associated British Foods P.L.C.	43,446	701,609
	AstraZeneca P.L.C. Sponsored ADR	24,400	1,369,572
	Atkins (WS) P.L.C.	12,529	218,683
	Atrium Underwriting P.L.C.	15,063	67,339
*	Autonomy Corp. P.L.C.	25,028	301,995
	Aveva Group P.L.C.	4,662	79,880
*	Avis Europe P.L.C.	43,933	61,307
	Aviva P.L.C.	211,529	3,387,034
	Avon Rubber P.L.C.	8,371	29,837
*	Axis-Shield P.L.C.	4,466	21,497
	Axon Group P.L.C.	3,502	45,893
	Babcock International Group P.L.C.	29,414	228,707
	BAE Systems P.L.C.	238,504	2,031,294
	Balfour Beatty P.L.C.	28,870	255,815
	Barclays P.L.C	35,698	517,646
	Barclays P.L.C. ADR	94,300	5,519,379
	Barr (A.G.) P.L.C.	2,172	57,057

	Barratt Developments P.L.C.	50,815	$1,172,210
*	BBA Aviation P.L.C.	95,003	507,963
	Bellway P.L.C.	23,771	687,607
*	Benfield Group, Ltd. P.L.C.	26,110	177,017
	Bespak P.L.C.	4,034	60,755
	BG Group P.L.C.	866	11,756
	BG Group P.L.C. ADR	12,000	816,600
	BHP Billiton P.L.C.	15,780	316,114
	BHP Billiton P.L.C. ADR	32,700	1,322,715
	Biffa P.L.C.	7,589	48,407
*	Biocompatibles International P.L.C.	5,510	15,463
	Blacks Leisure Group P.L.C.	3,388	19,726
	Bloomsbury Publishing P.L.C.	9,538	36,455
	Bodycote International P.L.C.	61,910	325,338
	Bovis Homes Group P.L.C.	25,207	513,688
	BP P.L.C.	81,196	832,380
	BP P.L.C. ADR	141,000	8,691,240
	BPP Holdings P.L.C.	3,828	46,555
	Bradford & Bingley P.L.C.	122,743	1,050,744
	Braemar Seascope Group P.L.C.	1,400	10,982
*	Brambles, Ltd.	11,454	119,174
	Brewin Dolphin Holdings P.L.C.	29,004	113,715
	Brit Insurance Holdings P.L.C.	72,928	441,059
*	British Airways P.L.C.	22,545	237,354
*	British Airways P.L.C. Sponsored ADR	4,300	454,940
	British American Tobacco P.L.C.	5,648	171,380
	British American Tobacco P.L.C. Sponsored ADR	13,800	841,938
*	British Energy Group P.L.C.	39,600	320,327
	British Land Co. P.L.C.	20,715	606,996
	British Polythene Industries P.L.C.	1,311	12,777
	British Sky Broadcasting Group P.L.C.	20,913	228,345
	British Sky Broadcasting Group P.L.C. Sponsored ADR	3,500	153,790
	Brixton P.L.C.	27,309	260,940
	Brown (N) Group P.L.C.	37,939	236,481
*	Brown (N) Group P.L.C. Series B	41,933	22,238
	BSS Group P.L.C.	17,972	155,777
	BT Group P.L.C. ADR	15,100	877,008
*	BTG P.L.C.	14,451	36,519
	Bunzl P.L.C.	31,739	408,216
	Burberry Group P.L.C.	32,885	406,120
	Burren Energy P.L.C.	6,822	103,319
	Business Post Group P.L.C.	5,644	52,528
	Cable and Wireless P.L.C.	358,689	1,155,815
	Cadbury Schweppes P.L.C.	6,974	74,584
	Cadbury Schweppes P.L.C. ADR	24,300	1,045,629
*	Cairn Energy P.L.C.	7,417	227,448
	Capita Group P.L.C.	23,933	303,249
	Capital & Regional P.L.C.	13,615	403,479
	Care U.K. P.L.C.	2,516	32,584
	Carillion P.L.C.	52,389	386,864
	Carnival P.L.C.	27,537	1,309,115
	Carpetright P.L.C.	2,236	50,540
#	Carphone Warehouse Group P.L.C.	51,983	301,402
	Carr’s Milling Industries P.L.C.	2,672	28,232

	Castings P.L.C.	5,760	$30,803
*	Catlin Group, Ltd.	8,692	80,913
	Centaur Media P.L.C.	44,800	127,743
	Centrica P.L.C.	128,916	944,133
*	Charter P.L.C.	13,683	230,030
	Chemring Group P.L.C.	2,123	72,806
	Chime Communications P.L.C.	35,619	33,384
	Chloride Group P.L.C.	15,702	46,873
	Chrysalis Group P.L.C.	11,808	34,516
	Clarke (T.) P.L.C.	2,296	10,020
	Clarkson P.L.C.	1,797	31,132
	Clinton Cards P.L.C.	51,464	61,755
	Close Brothers Group P.L.C.	26,276	532,215
*	CLS Holdings P.L.C.	3,021	38,484
	Cobham P.L.C.	102,922	400,208
*	Collins Stewart P.L.C.	33,896	151,794
*	Colt Telecom Group P.L.C.	18,686	58,439
	Communisis P.L.C.	17,096	22,902
	Compass Group P.L.C.	193,473	1,147,676
	Computacenter P.L.C.	23,118	124,359
	Cookson Group P.L.C.	41,595	477,581
	Corus Group P.L.C.	105,317	1,239,965
#	Corus Group P.L.C. ADR	13,100	308,505
*	Costain Group P.L.C.	39,984	35,407
	Countrywide P.L.C.	13,970	156,109
	Cranswick P.L.C.	4,162	81,617
	Crest Nicholson P.L.C.	15,879	190,990
	Creston P.L.C.	18,283	67,455
	Croda International P.L.C.	8,941	110,653
*	CSR P.L.C.	10,150	143,363
	Daejan Holdings P.L.C.	1,617	161,333
	Daily Mail & General Trust P.L.C. Series A	16,908	256,097
	Dairy Crest Group P.L.C.	19,422	243,448
*	Dana Petroleum P.L.C.	11,766	229,602
	Davis Service Group P.L.C.	38,828	393,146
	Dawson Holdings P.L.C.	4,336	9,384
	De La Rue P.L.C.	17,370	230,724
	Dechra Pharmaceuticals P.L.C.	5,336	33,171
	Delta P.L.C.	40,609	103,365
	Derwent Valley Holdings P.L.C.	8,709	356,277
	Detica Group P.L.C.	7,375	57,910
	Development Securities P.L.C.	12,812	158,872
	Devro P.L.C.	25,742	71,160
	Diageo P.L.C. ADR	12,300	976,497
	Dicom Group P.L.C.	13,747	64,671
	Dignity P.L.C.	5,437	68,131
	Diploma P.L.C.	9,813	169,140
	Domestic & General Group P.L.C.	5,373	128,369
	Domino Printing Sciences P.L.C.	16,744	113,536
	DS Smith P.L.C.	79,664	317,816
	DSG International P.L.C.	305,884	1,022,918
	DTZ Holdings P.L.C.	3,558	47,333
	E2V Technologies P.L.C.	5,550	45,394
*	easyJet P.L.C.	76,967	994,970

	Electrocomponents P.L.C.	40,363	$208,360
	Elementis P.L.C.	84,703	138,639
	EMAP P.L.C.	11,858	167,734
*	Emerald Energy P.L.C.	8,417	22,623
	EMI Group P.L.C.	51,721	243,444
	Ennstone P.L.C.	53,337	49,143
	Enodis P.L.C.	54,455	225,892
	Enterprise Inns P.L.C.	103,866	1,280,269
	Enterprise P.L.C.	13,137	148,200
*	Entertainment Rights P.L.C.	75,572	54,282
	Erinaceous Group P.L.C.	16,996	98,245
	Euromoney Institutional Investor P.L.C.	5,782	65,908
	Evolution Group P.L.C.	31,788	90,326
	Experian Group, Ltd.	53,109	619,029
	Expro International Group P.L.C.	14,192	238,403
	F&C Asset Management P.L.C.	75,516	245,807
	Fenner P.L.C.	27,197	116,495
*	Fiberweb P.L.C.	12,365	51,245
	Filtrona P.L.C.	29,420	141,472
	Filtronic P.L.C.	14,014	40,563
	Findel P.L.C.	9,483	135,143
	First Choice Holidays P.L.C.	47,491	234,668
	Firstgroup P.L.C.	26,309	312,360
	Fisher (James) & Sons P.L.C.	7,518	86,511
	FKI P.L.C.	64,656	139,089
	Forth Ports P.L.C.	6,491	268,741
*	Fortune Oil P.L.C.	97,801	11,812
	French Connection Group P.L.C.	5,511	22,562
	Friends Provident P.L.C.	238,650	961,964
	Fuller Smith & Turner P.L.C. Series A	1,937	63,494
	Future P.L.C.	19,568	16,679
*	Galiform P.L.C.	81,573	203,728
	Gallaher Group P.L.C Sponsored ADR	2,800	248,108
	Gallaher Group P.L.C.	4,928	108,916
	Galliford Try P.L.C.	39,859	137,297
	Game Group P.L.C.	71,484	196,240
	Games Workshop Group P.L.C.	7,668	55,158
	GCAP Media P.L.C.	25,150	100,403
	GKN P.L.C.	149,608	1,010,107
	GlaxoSmithKline P.L.C. ADR	44,300	2,488,331
	Gleeson (M.J.) Group P.L.C.	5,711	46,270
	Go-Ahead Group P.L.C.	2,970	137,953
	Grainger Trust P.L.C.	9,661	124,086
	Great Portland Estates P.L.C.	11,932	175,641
	Greene King P.L.C.	36,218	761,869
	Greggs P.L.C.	1,423	125,917
	Group 4 Securicor P.L.C.	238,680	861,892
	Guiness Peat Group P.L.C.	39,039	64,067
*	Gyrus Group P.L.C.	29,592	246,355
	Halfords Group P.L.C.	31,790	227,893
	Halma P.L.C.	57,602	245,647
	Hammerson P.L.C.	27,504	826,147
*	Hampson Industries P.L.C.	14,270	36,911
	Hanson P.L.C.	25,187	401,870

	Hanson P.L.C. ADR	14,900	$1,194,980
	Hardy Underwriting Group P.L.C.	2,839	15,112
	Hays P.L.C.	101,184	293,349
	HBOS P.L.C.	321,749	6,809,872
	Headlam Group P.L.C.	9,886	113,365
	Helical Bar P.L.C.	19,833	172,955
	Helphire Group P.L.C.	20,953	166,355
*	Henderson Group P.L.C.	213,231	571,039
	Highway Insurance Holdings P.L.C.	32,391	49,917
	Hill & Smith Holdings P.L.C.	7,234	44,707
	Hiscox, Ltd.	74,310	378,171
	Hitachi Capital UK P.L.C.	10,529	47,631
	HMV Group P.L.C.	42,297	114,993
	Holidaybreak P.L.C.	3,932	58,848
	Home Retail Group	53,109	441,245
	Homeserve P.L.C.	4,341	154,264
	Hornby P.L.C.	7,091	40,135
	HSBC Holdings P.L.C.	29,126	508,010
	HSBC Holdings P.L.C. ADR	150,900	13,218,840
	Hunting P.L.C.	15,527	188,651
	Huntsworth P.L.C.	57,182	124,513
	Hyder Consulting P.L.C.	3,979	36,919
	ICAP P.L.C.	56,756	522,765
	IG Group Holdings P.L.C.	18,700	95,901
*	Imagination Technologies Group P.L.C.	13,044	30,244
	IMI P.L.C.	32,170	320,573
	Imperial Chemical Industries P.L.C.	10,976	98,926
	Imperial Chemical Industries P.L.C. Sponsored ADR	8,200	296,512
	Imperial Tobacco Group P.L.C.	4,964	206,708
	Imperial Tobacco Group P.L.C. ADR	8,700	725,493
	Inchcape P.L.C.	53,026	541,805
	Informa P.L.C.	86,979	964,512
	Inmarsat P.L.C.	28,520	214,072
*	Innovation Group P.L.C.	178,483	120,680
*	Instore P.L.C.	12,812	4,889
*	Intec Telecom Systems P.L.C.	35,353	31,526
	InterContinental Hotels Group P.L.C.	8,574	201,408
	InterContinental Hotels Group P.L.C. ADR	22,137	519,998
	Intermediate Capital Group P.L.C.	3,438	126,783
	International Power P.L.C.	87,080	622,372
	International Power P.L.C. ADR	7,300	529,834
	Interserve P.L.C.	16,900	143,907
	Intertek Group P.L.C.	12,394	209,065
*	Invensys P.L.C.	74,073	409,750
*	iSOFT Group P.L.C.	4,527	3,934
	Ite Group P.L.C.	13,126	42,031
	ITV P.L.C.	502,600	1,079,944
	Jardine Lloyd Thompson Group P.L.C.	11,800	99,537
	Jessops P.L.C.	24,970	36,573
	JJB Sports P.L.C.	42,350	208,088
	JKX Oil and Gas P.L.C.	6,519	36,882
	Johnson Matthey P.L.C.	34,823	1,050,545
	Johnson Service Group P.L.C.	3,879	21,789
	Johnston Press P.L.C.	34,683	272,776

	Kelda Group P.L.C.	28,832	$502,861
	Keller Group P.L.C.	10,349	179,060
	Kensington Group P.L.C.	5,849	96,312
	Kesa Electricals P.L.C.	36,372	240,480
	Kier Group P.L.C.	3,256	144,241
	Kiln P.L.C.	62,925	135,509
	Kingfisher P.L.C.	302,138	1,488,178
	Kingston Communications P.L.C.	61,479	93,585
	Ladbrokes P.L.C.	104,383	824,602
	Laird Group P.L.C.	38,414	331,863
	Land Securities Group P.L.C.	16,510	664,654
	Laura Ashley Holdings P.L.C.	56,367	30,631
	Lavendon Group P.L.C.	5,594	43,795
	Legal and General Group P.L.C.	695,237	2,128,611
	Liberty International P.L.C.	17,237	408,512
	Liontrust Asset Management P.L.C.	4,633	36,775
	Lloyds TSB Group P.L.C.	53,435	601,074
*	Lloyds TSB Group P.L.C. ADR	40,800	1,848,648
	LogicaCMG P.L.C.	247,006	819,528
	London Stock Exchange Group P.L.C.	14,759	364,591
	Lonmin P.L.C.	3,512	214,771
	Lookers P.L.C.	14,405	52,574
	Low & Bonar P.L.C.	17,518	49,613
	Luminar P.L.C.	15,484	229,045
	Man Group P.L.C.	89,587	963,152
	Management Consulting Group P.L.C.	89,781	85,194
	Marks & Spencer Group P.L.C.	46,592	616,026
	Marshalls P.L.C.	28,389	188,874
	Marston’s P.L.C.	72,800	634,035
*	Marylebone Warwick Balfour Group P.L.C.	11,236	53,897
	McAlpine (Alfred) P.L.C.	20,895	188,231
	McBride P.L.C.	21,709	92,270
	McKay Securities P.L.C.	2,290	19,445
	Meggitt P.L.C.	82,097	539,738
	Melrose Resources P.L.C.	13,881	110,243
	Menzies (John) P.L.C.	3,685	37,866
	Metalrax Group P.L.C.	22,274	33,009
	Mice Group P.L.C.	47,374	21,341
	Michael Page International P.L.C.	27,279	256,681
	Micro Focus International P.L.C.	8,930	42,145
	Millennium and Copthorne Hotels P.L.C.	30,623	377,443
*	Minerva P.L.C.	29,511	220,564
	Misys P.L.C.	38,664	176,726
	Mitchells & Butlers P.L.C.	96,028	1,334,689
	Mitie Group P.L.C.	46,911	211,349
	Morgan Crucible Company P.L.C.	45,153	241,125
	Morgan Sindall P.L.C.	5,727	136,656
	Morrison (Wm.) Supermarkets P.L.C.	290,082	1,686,079
	Morse P.L.C.	15,787	30,527
	Mothercare P.L.C.	9,738	67,729
	Mouchel Parkman P.L.C.	11,535	98,416
	MTL Instruments Group P.L.C.	3,504	34,043
	Mucklow (A & J) Group P.L.C.	3,971	36,017
*	MyTravel Group P.L.C.	55,220	332,786

	National Express Group P.L.C.	9,476	$203,203
	National Grid P.L.C.	12,791	191,686
	National Grid P.L.C. Sponsored ADR	8,900	668,212
*	nCipher P.L.C.	6,060	29,133
	Nestor Healthcare Group P.L.C.	15,255	47,158
	Next P.L.C.	9,069	362,685
	Northern Foods P.L.C.	77,449	190,556
	Northern Rock P.L.C.	42,509	943,553
	Northgate Information Solutions P.L.C.	108,676	173,507
	Northgate P.L.C.	13,246	275,524
	Northumbrian Water Group P.L.C.	41,135	236,451
*	NSB Retail Systems P.L.C.	42,949	25,834
	Old Mutual P.L.C.	660,447	2,276,163
	OPD Group P.L.C.	5,158	43,460
*	Oxford Biomedica P.L.C.	45,413	43,464
	Oxford Instruments P.L.C.	10,872	55,189
*	Pace Micro Technology P.L.C.	34,362	45,957
	Pearson P.L.C.	16,449	254,475
	Pearson P.L.C. Sponsored ADR	87,800	1,362,656
	Pendragon P.L.C.	134,460	282,568
	Pennon Group P.L.C.	35,271	370,795
	Persimmon P.L.C.	41,278	1,128,235
	Phoenix IT Group, Ltd.	5,850	38,606
	Photo-Me International P.L.C.	11,337	17,680
*	Pinewood Shep	14,810	69,766
*	Pinnacle Staffing Group P.L.C.	15,255	2,584
	Premier Farnell P.L.C.	44,891	158,650
	Premier Foods P.L.C.	25,390	153,394
*	Premier Oil P.L.C.	14,195	322,794
*	Protherics P.L.C.	27,920	37,900
	Prudential P.L.C.	56,341	742,618
	Prudential P.L.C. ADR	15,200	404,320
	Psion P.L.C.	10,581	28,867
	Punch Taverns, Ltd.	63,059	1,424,850
	PZ Cussons P.L.C.	77,586	249,857
	Rank Group P.L.C.	42,101	184,411
	Rathbone Brothers P.L.C.	6,882	157,190
*	Raymarine P.L.C.	4,230	35,101
	Reckitt Benckiser P.L.C.	11,901	597,522
	Redrow P.L.C.	31,519	390,774
	Reed Elsevier P.L.C.	8,601	100,057
	Reed Elsevier P.L.C. Sponsored ADR	6,700	313,292
*	Regent Inns P.L.C.	16,761	36,246
*	Regus Group P.L.C.	55,110	129,334
	Renishaw P.L.C.	6,122	92,945
*	Renold P.L.C.	19,266	48,604
	Rensburg Sheppards P.L.C.	3,761	68,609
	Rentokil Initial P.L.C.	145,332	422,018
	Resolution P.L.C.	83,468	1,026,447
	Restaurant Group P.L.C.	11,312	69,936
	Reuters Group P.L.C.	12,581	107,413
	Reuters Group P.L.C. Sponsored ADR	4,413	226,387
	Rexam P.L.C.	109,880	1,083,098
	RHM P.L.C.	24,440	186,798

	Ricardo P.L.C.	7,506	$49,177
	Rio Tinto P.L.C.	2,961	159,508
*	Rio Tinto P.L.C. ADR	2,100	454,986
	RM P.L.C.	13,865	53,638
	Robert Walters P.L.C.	13,001	91,806
	Robert Wiseman Dairies P.L.C.	9,458	91,632
	ROK P.L.C.	4,724	92,637
*	Rolls-Royce Group P.L.C.	109,036	1,048,043
	Rotork P.L.C.	7,134	113,652
	Royal & Sun Alliance Insurance Group P.L.C.	348,141	1,046,946
	Royal Bank of Scotland Group P.L.C.	263,716	10,368,556
	Royal Dutch Shell P.L.C. ADR	39,700	2,582,485
	Royal Dutch Shell P.L.C. Series B	111,150	3,585,298
	Royalblue Group P.L.C.	1,632	36,205
	RPC Group P.L.C.	32,660	176,764
	RPS Group P.L.C.	32,627	191,053
	S & U P.L.C.	2,614	28,366
	SABmiller P.L.C.	72,746	1,606,564
	Sage Group P.L.C.	120,008	604,268
	Sainsbury (J.) P.L.C.	177,650	1,778,111
	Salvesen (Christian) P.L.C.	20,498	24,888
*	Sanctuary Group P.L.C.	46,233	12,928
	Savills P.L.C.	19,611	254,947
	Schroders P.L.C.	22,351	480,480
	Schroders P.L.C. Non-Voting	11,765	231,113
*	SCi Entertainment Group P.L.C.	11,401	109,465
	Scottish & Newcastle P.L.C.	103,812	1,071,440
	Scottish & Southern Energy P.L.C.	31,095	875,523
	Scottish Power P.L.C.	108,855	1,630,898
	Scottish Power P.L.C. ADR	14,444	864,762
*	SDL P.L.C.	8,590	58,300
	Senior P.L.C.	71,167	98,370
	Serco Group P.L.C.	32,503	271,515
	Severfield-Rowan P.L.C.	2,117	77,453
	Severn Trent P.L.C.	21,603	583,477
	Shaftesbury P.L.C.	10,457	153,649
	Shanks Group P.L.C.	44,014	211,150
	Shire P.L.C.	2,251	47,813
	Shire P.L.C. ADR	7,000	451,290
	Shore Capital Group P.L.C.	31,572	55,733
	SIG P.L.C.	16,090	353,909
	Signet Group P.L.C.	83,528	191,729
	Signet Group P.L.C. Sponsored ADR	5,400	125,442
*	SkyePharma P.L.C. Sponsored ADR	800	3,560
	Slough Estates P.L.C.	33,727	490,080
	SMG P.L.C.	16,594	22,030
	Smith & Nephew P.L.C.	7,085	82,287
	Smith & Nephew P.L.C. Sponsored ADR	7,800	452,712
	Smith News P.L.C.	16,841	48,905
	Smiths Group P.L.C.	19,336	390,321
*	Soco International P.L.C.	5,101	126,132
	Sondex P.L.C.	7,594	48,698
	Spectris P.L.C.	18,921	315,836
	Speedy Hire P.L.C.	6,295	138,639

	Spirax-Sarco Engineering P.L.C.	10,919	$207,387
*	Spirent Communications P.L.C.	54,266	64,703
*	Spirent Communications P.L.C. Sponsored ADR	11,800	56,050
	SSL International P.L.C.	14,196	102,522
	St. Ives P.L.C.	34,165	211,316
*	St. Jame’s Place P.L.C.	9,767	88,266
	St. Modwen Properties P.L.C.	19,286	241,323
	Stagecoach Group P.L.C.	78,604	239,549
	Standard Chartered P.L.C.	87,732	2,450,215
	Stanley (Charles) Group P.L.C.	4,542	31,774
	Tate & Lyle P.L.C.	59,172	650,747
	Taylor Nelson Sofres P.L.C.	29,787	126,576
	Taylor Woodrow P.L.C.	124,718	993,085
	TDG P.L.C.	26,462	134,323
	Ted Baker P.L.C.	3,510	42,647
	Telent P.L.C.	20,755	199,436
	Tesco P.L.C.	252,337	2,136,163
*	The 600 Group P.L.C.	28,563	30,138
	Thorntons P.L.C.	8,516	29,048
*	Thus Group P.L.C.	13,708	47,714
	Tomkins P.L.C.	14,460	72,734
	Tomkins P.L.C. Sponsored ADR	30,900	625,107
	Topps Tiles P.L.C.	16,053	89,122
*	Total Produce P.L.C.	9,347	9,547
	Town Centre Securities P.L.C.	9,853	109,244
*	Trafficmaster P.L.C.	25,933	34,309
	Travis Perkins P.L.C.	22,658	867,898
	Tribal Group P.L.C.	9,056	21,677
	Trinity Mirror P.L.C.	51,692	495,678
	TT electronics P.L.C.	25,286	110,877
*	Tullett Prebon P.L.C.	33,896	411,352
	Tullow Oil P.L.C.	40,452	291,034
*	U.K. Coal P.L.C.	13,247	126,955
	Ultra Electronics Holdings P.L.C.	4,105	96,285
	Umeco P.L.C.	6,246	61,060
	Unilever P.L.C.	18,251	488,901
	Unilever P.L.C. ADR	51,700	1,390,213
	Uniq P.L.C.	12,866	53,038
	Unite Group P.L.C.	5,289	53,431
	United Business Media P.L.C.	33,081	458,761
	United Utilities P.L.C.	13,806	196,784
	United Utilities P.L.C. Sponsored ADR	8,700	248,820
	UTV P.L.C.	3,742	30,779
*	Vanco P.L.C.	1,966	16,944
	Vedanta Resources P.L.C.	11,940	290,304
*	Venture Production P.L.C.	7,260	93,412
*	Vernalis P.L.C.	15,428	19,297
	Victrex P.L.C.	4,734	70,015
	Vislink P.L.C.	17,205	32,311
	Vitec Group P.L.C.	5,002	56,770
	Vodafone Group P.L.C.	819,694	2,270,823
	Vodafone Group P.L.C. Sponsored ADR	357,462	9,973,190
	Vp P.L.C.	4,481	31,925
	VT Group P.L.C.	9,731	85,792

Wagon P.L.C.	17,144	$45,015
Warner Estate Holdings P.L.C.	3,238	51,251
Weir Group P.L.C.	31,161	339,039
Wetherspoon (J.D.) P.L.C.	20,187	287,047
WH Smith P.L.C.	16,841	131,187
Whatman P.L.C.	6,724	34,324
Whitbread P.L.C.	39,878	1,285,589
White Young Green P.L.C.	4,323	38,504
William Hill P.L.C.	20,592	255,402
Wilmington Group P.L.C.	7,851	39,231
Wilson Bowden P.L.C.	13,242	560,004
Wimpey (George) P.L.C.	83,434	927,787
Wincanton P.L.C.	14,712	106,403
* Wolfson Microelectronics P.L.C.	11,885	69,491
Wolseley P.L.C.	31,322	786,440
Wolseley P.L.C. ADR	3,300	83,721
Wood Group (John) P.L.C.	62,450	325,723
Woolworths Group P.L.C.	381,131	246,859
Workspace Group P.L.C.	13,603	123,688
WPP Group P.L.C.	16,973	245,602
WPP Group P.L.C. ADR	22,600	1,639,178
WSP Group P.L.C.	8,930	110,065
XANSA P.L.C.	53,559	91,081
XP Power P.L.C.	1,410	13,891
Xstrata P.L.C.	43,259	2,025,138
Yell Group P.L.C.	65,167	764,495
Yule Catto & Co. P.L.C.	15,067	74,175
Zetex P.L.C.	18,665	28,371
TOTAL COMMON STOCKS		229,318,943

RIGHTS/WARRANTS — (0.0%)
* Nestor Healthcare Group P.L.C. Rights 03/02/07	4,358	2,333

TOTAL — UNITED KINGDOM		229,321,276

	Face Amount	Value †
	(000)

TEMPORARY CASH INVESTMENTS — (0.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 03/01/07 (Collateralized by $12,545,000 FNMA 6.00%, 10/01/26, valued at $12,115,588) to be repurchased at $11,933,720	$11,932	11,932,000

TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL — (10.4%)
@ Repurchase Agreement, Countrywide Securities 5.32%, 03/01/07 (Collateralized by $151,276,039 FHLMC 6.000%, 03/01/07 & FNMA, rates ranging from 5.059%(r) to 6.000%, maturities ranging from 09/25/32 to 02/01/37, valued at $136,108,162) to be repurchased at $133,459,028	133,439	133,439,309

TOTAL INVESTMENTS - (100.0%)
(Cost $1,141,206,049)##		$1,286,846,312

EMERGING MARKETS CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007

(Unaudited)

	Shares	Value ††

BRAZIL — (11.4%)
COMMON STOCKS — (1.7%)
Arcelor Brasil SA	41,496	$943,224
Cia de Saneamento do Parana	58,300	76,707
Companhia Siderurgica Nacional SA	14,000	489,224
Companhia Siderurgica Nacional SA ADR	149,228	5,225,965
Companhia Vale do Rio Doce ADR	164,600	5,616,152
Copesul Companhia Petroquimica do Sul	36,500	655,812
Empresa Brasileira de Aeronautica SA	98,400	1,113,700
Eternit SA	76,000	537,251
Perdigao SA	84,864	1,024,531
Souza Cruz SA	56,000	1,014,100
Tractebel Energia SA	152,200	1,238,128
TOTAL COMMON STOCKS		17,934,794

PREFERRED STOCKS — (9.7%)
Acesita SA	12,000	362,179
Ambev Cia de Bebidas das Americas	2,210,000	1,077,642
Ambev Cia de Bebidas das Americas ADR	21,500	1,039,955
Aracruz Celulose SA ADR	39,700	2,130,302
Aracruz Celulose SA Series B	90,000	483,848
Banci Itau Holding Financeira SA	12,900	439,835
Banco Bradesco SA	8,800	324,901
Banco Bradesco SA ADR	188,500	6,934,915
Banco Itau Holding Financeira SA ADR	192,100	6,571,741
Brasil Telecom Participacoes SA ADR	14,161	573,520
Brasil Telecom SA ADR	16,544	236,745
Braskem SA Preferred A	58,000	376,911
Braskem SA Special Preferred A Sponsored ADR	62,985	823,844
Centrais Electricas de Santa Catarina SA	45,450	662,085
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	13,634	408,338
Companhia Brasileira de Petroleo Ipiranga SA	97,000	1,006,366
Companhia de Tecidos Norte de Minas	970,000	123,271
Companhia Energetica de Minas Gerais	1,090,000	51,922
Companhia Energetica de Minas Gerais SA ADR	27,878	1,342,326
Companhia Paranaense de Energia-Copel ADR	8,100	95,013
Companhia Paranaense de Energia-Copel Series B	34,380,000	400,627
Companhia Vale do Rio Doce ADR	244,400	7,222,020
Companhia Vale do Rio Doce Series A	118,764	3,488,150
Confab Industrial SA	198,110	574,570
Contax Participacoes SA ADR	46,700	42,189
Distribuidora de Produtos de Petroleo Ipiranga SA	8,500	128,272
Duratex SA	137,800	2,527,904
* Eletropaulo Metropolita SA Preferred A	4,430,000	214,783

1

	Empresa Brasileira de Aeronautica SA ADR	91,925	$4,168,799
	Fertibras SA	4,600	75,014
	Forjas Taurus SA	51,000	174,850
	Gerdau SA	22,800	390,412
	Gerdau SA ADR	254,450	4,363,817
	Gol Linhas Aereas Inteligentes SA	65,000	1,860,646
	Industrias Romi SA	2,000	164,584
	Investimentos Itau SA	951,000	5,108,177
	Klabin SA	971,000	2,353,662
	Lojas Americanas SA	9,600,000	536,477
	Mahle-Metal Leve SA Industria e Comercio	8,666	186,765
	Marcopolo SA	127,400	366,489
	Metalurgica Gerdau SA	182,750	4,011,796
*	Net Servicos de Comunicacao SA	44,760	564,645
	Net Servicos de Comunicacao SA Preferred ADR	32,514	445,442
*	Net Servicos de Comunicacao SA Subscription Receipts	463	5,895
*	Paranapanema SA	11,900	186,876
	Perdigao SA ADR	2,400	58,200
	Randon Implementos e Participacoes SA	68,000	368,781
	Refinaria de Petroleo Ipiranga SA	10,000	200,896
	Sadia SA	330,000	1,041,122
	Sadia SA ADR	23,600	742,928
	Sao Paulo Alpargatas SA	4,000	243,339
	Suzano Papel e Celullose SA	199,105	2,037,528
	Suzano Petroquimica SA	190,963	386,339
	Tele Norte Leste Participacoes SA	27,000	349,644
	Tele Norte Leste Participacoes SA ADR	141,900	1,840,443
	Telecomunicacoes de Sao Paulo SA	31,600	772,229
	Telemar Norte Leste SA	61,000	1,193,822
	Telemig Celular Participacoes SA	34,565,256	62,920
	Telemig Celular Participacoes SA ADR	1,563	56,721
	Telesp - Telecomunicacoes de San Paulo SA ADR	31,000	765,390
	Tim Participacoes SA	33,270,171	106,847
	Tim Participacoes SA ADR	17,100	541,386
	Ultrapar Participacoes SA	11,600	285,008
	Ultrapar Participacoes SA Sponsored ADR	6,000	147,480
	Uniao des Industrias Petroquimicas SA Series B	657,280	601,331
	Unibanco-Uniao de Bancos Brasileiros SA ADR	91,947	7,859,630
	Unibanco-Uniao de Bancos Brasileiros Units SA	419,000	3,584,372
	Usinas Siderurgicas de Minas Gerais SA Series A	146,800	6,095,610
*	Vivo Participacoes SA	318,951	1,188,264
#	Vivo Participacoes SA ADR	589,500	2,181,150
	Votorantim Celulose e Papel SA	42,937	777,341
	Votorantim Celulose e Papel SA ADR	142,100	2,547,853
	Weg SA	128,000	947,701
	Whirlpool SA	51,787	54,950
TOTAL PREFERRED STOCKS			101,667,745

TOTAL — BRAZIL			119,602,539

CHILE — (2.8%)
COMMON STOCKS — (2.8%)
	Aguas Andinas SA Series A	1,072,743	449,504
	Banco de Chile	1,685,321	131,863

2

	Banco de Chile Series F ADR	3,397	$156,941
	Banco de Credito e Inversiones SA Series A	21,160	663,028
	Banco Santander Chile SA Sponsored ADR	14,581	694,056
	Bancoco Santander Chile SA	988,793	45,833
	Banmedica SA	255,705	317,646
	CAP SA (Compania de Aceros del Pacifico)	63,108	959,461
	Cementos Bio-Bio SA	93,069	269,190
	Colbun SA	3,434,849	655,955
	Compania Cervecerias Unidas SA	36,271	211,163
	Compania Cervecerias Unidas SA ADR	19,574	578,412
	Compania de Consumidores de Gas Santiago SA	24,536	156,446
	Compania de Telecomunicaciones de Chile SA Series A	58,608	124,420
	Compania General de Electricidad SA	117,490	936,696
	Compania SudAmericana de Vapores SA	500,776	710,288
#	Compania Telecomunicaciones de Chile SA Sponsored ADR	163,338	1,388,373
*	Corpbanca SA	98,961,975	521,094
	Cristalerias de Chile SA	40,584	425,141
	Distribucion y Servicio D&S SA	705,881	222,476
	Distribucion y Servicio D&S SA ADR	37,865	727,008
	Embotelladora Andina SA Series B	79,022	240,282
	Embotelladora Andina SA Series B ADR	4,200	80,094
	Empresa Nacional de Electricidad SA	351,708	453,207
	Empresa Nacional de Electricidad SA ADR	51,500	1,998,200
	Empresa Nacional de Telecomunicaciones SA	121,071	1,560,106
	Empresas CMPC SA	97,444	3,143,646
	Empresas Copec SA	315,666	4,067,634
	Empresas Iansa SA	2,735,872	339,353
	Enersis SA	1,676,555	523,778
	Enersis SA ADR	143,012	2,238,138
	Farmacias Ahumada SA	43,094	141,423
	Lan Airlines SA	33,980	465,577
	Lan Airlines SA ADR	1,600	109,088
*	Madeco Manufacturera de Cobre SA ADR	10,300	116,905
*	Madeco SA	3,658,861	423,990
	Masisa SA	199,060	45,396
	Parque Arauco SA	488,443	434,695
	S.A.C.I. Falabella SA	280,132	1,142,654
	Sociedad Quimica y Minera de Chile SA ADR	6,700	914,416
	Sociedad Quimica y Minera de Chile SA Series B	11,313	153,853
	Vina de Concha y Toro SA	182,228	290,565
	Vina de Concha y Toro SA ADR	3,500	111,370
*	Vina San Pedro SA	8,136,038	71,653

TOTAL — CHILE			29,411,017

CZECH REPUBLIC — (1.3%)
COMMON STOCKS — (1.3%)
	CEZ A.S.	119,417	4,782,176
	Komercni Banka A.S.	21,075	3,454,089
	Phillip Morris CR A.S.	439	229,493
	Telefonica 02 Czech Republic A.S.	129,953	3,374,399
*	Unipetrol A.S.	76,786	790,841
	Zentiva NV	19,900	1,120,173

TOTAL — CZECH REPUBLIC			13,751,171

3

HUNGARY — (2.0%)
COMMON STOCKS — (2.0%)
*	Danubius Hotel & Spa NYRT	4,737	$185,337
	Egis Nyrt.	9,479	1,176,720
*	EMASZ RT	290	28,236
*	Fotex NYRT	51,760	200,928
*	Linamar Hungary Autoipari es G	3,167	49,252
	Magyar Telekom Telecommunications P.L.C.	352,892	1,720,533
	Magyar Telekom Telecommunications Sponsored ADR	4,200	100,884
#	MOL Hungarian Oil & Gas NYRT	65,139	6,982,239
	OTP Bank NYRT	133,268	5,678,644
*	Pannonplast RT	8,510	181,229
*	RABA Automotive Holding P.L.C.	15,268	114,759
	Richter Gedeon NYRT	15,222	2,958,068
*	Synergon Information Systems	14,016	99,450
	Tiszai Vegyi Kombinat RT	25,234	967,647
	Zwack Unicum RT	611	42,911

TOTAL — HUNGARY			20,486,837

INDIA — (10.8%)
COMMON STOCKS — (10.8%)
*	3M India, Ltd.	1,885	75,132
	Aarti Industries, Ltd.	19,188	10,953
	Aban Offshore, Ltd.	9,095	365,006
	ABB, Ltd. India	4,906	401,350
*	Abhishek Industries, Ltd.	93,420	45,469
	Adani Enterprises, Ltd.	86,478	410,996
	Aditya Birla Nuvo, Ltd.	26,161	705,345
	Adlabs Films, Ltd.	14,863	142,112
*	Ador Welding, Ltd.	3,120	15,474
	Aftek, Ltd.	29,227	41,768
*	Agro Tech Foods, Ltd.	8,888	18,543
	Alembic, Ltd.	89,566	120,517
	Alfa Laval (India), Ltd.	3,088	59,749
	Alok Industries, Ltd.	90,537	124,894
	Alstom Projects India, Ltd.	28,137	298,292
	Amtek Auto, Ltd.	41,794	350,905
*	Ansal Properties & Infrastructure, Ltd.	10,434	136,976
	Apollo Hospitals Enterprise, Ltd.	23,338	262,210
	Apollo Tyres, Ltd.	17,302	119,648
*	Aptech, Ltd.	23,684	113,953
	Arvind Mills, Ltd.	111,058	126,733
	Asahi India Glass, Ltd.	47,875	133,712
*	ASC Enterprises, Ltd.	104,302	354,596
	Ashok Leyland, Ltd.	402,729	361,709
*	Asian Electronics, Ltd.	4,752	55,125
	Asian Hotels, Ltd.	10,213	173,059
	Asian Paints (India), Ltd.	16,667	278,149
	Astra Microwave Products, Ltd.	12,504	42,432
	Aurobindo Pharma, Ltd.	24,328	345,714
	Automotive Axles, Ltd.	2,927	39,011

4

	Avaya Globalconnect, Ltd.	6,138	$42,281
	Aventis Pharma, Ltd.	6,830	190,249
	Aztecsoft, Ltd.	13,636	40,520
	Bajaj Auto Finance, Ltd.	10,204	93,250
	Bajaj Auto, Ltd.	16,752	989,873
	Bajaj Hindusthan, Ltd.	54,608	217,143
	Balaji Telefilms, Ltd.	32,965	84,873
	Ballarpur Industries, Ltd.	72,602	179,895
	Balmer Lawrie & Co., Ltd.	8,790	81,789
	Balrampur Chini Mills, Ltd.	70,881	94,542
*	Bank of Maharashtra, Ltd.	189,645	167,753
	Bank of Rajasthan, Ltd.	62,283	51,704
	Bannari Amman Sugars, Ltd.	3,050	46,588
	BASF India, Ltd.	13,428	62,016
*	Bata India, Ltd.	26,624	93,784
	Berger Paints India, Ltd.	93,448	85,371
	Bharat Earth Movers, Ltd.	11,262	281,774
	Bharat Forge, Ltd.	59,990	446,310
	Bharati Shipyard, Ltd.	11,184	93,205
*	Bhushan Steel & Strips, Ltd.	20,434	183,765
	Biocon, Ltd.	25,805	266,740
	Birla Corp., Ltd.	28,062	168,880
	Blue Dart Express, Ltd.	6,396	70,097
	Blue Star, Ltd.	30,792	146,459
	BOC India, Ltd.	18,710	61,419
	Bombay Dyeing & Manufacturing Co., Ltd.	14,056	174,628
	Bongaigaon Refinery & Petrochemicals, Ltd.	56,883	53,868
*	Bosch Chassis Systems India	4,372	88,238
	Britannia Industries, Ltd.	7,263	202,591
	Cadila Healthcare, Ltd.	43,656	315,480
*	Cambridge Solutions, Ltd.	25,094	73,635
	Carborundum Universal, Ltd.	33,789	122,176
	CCL Products (India), Ltd.	4,124	36,440
*	Ceat, Ltd.	29,293	77,566
	Century Enka, Ltd.	7,789	24,100
	Century Textiles & Industries, Ltd.	32,511	395,221
	CESC, Ltd.	27,943	215,064
	Chambal Fertilizers & Chemicals, Ltd.	195,505	150,947
*	Chemplast Sanmar, Ltd.	224,492	41,032
	Chennai Petroleum Corp., Ltd.	54,746	238,543
	Cipla, Ltd.	123,210	648,989
	City Union Bank, Ltd.	22,474	79,558
	CMC, Ltd.	6,389	159,128
	Colgate-Palmolive (India), Ltd.	18,427	133,710
	Coromandel Fertilisers, Ltd.	73,239	127,548
	Cranes Software International, Ltd.	45,706	108,480
*	Crisil, Ltd.	1,070	67,129
	Crompton Greaves, Ltd.	72,205	322,014
	Cummins India, Ltd.	61,033	347,794
	Dabur India, Ltd.	71,014	156,855
*	Dabur Pharma, Ltd.	72,359	121,894
*	Dalmia Cement (Bharat), Ltd.	18,421	153,390
*	DCM Shriram Consolidated, Ltd.	101,063	209,256
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	56,126	109,160

5

*	Dhampur Sugar Mills, Ltd.	20,664	$33,424
	Dishman Pharmaceuticals & Chemicals, Ltd.	28,422	141,345
	Divi’s Laboratories, Ltd.	5,415	355,218
	D-Link (India), Ltd.	10,966	19,402
	Dr. Reddy’s Laboratories, Ltd.	89,368	1,356,227
*	Dr. Reddy’s Laboratories, Ltd. ADR	4,800	72,000
	E.I.D. - Parry (India), Ltd.	27,838	78,329
	Eicher Motors, Ltd.	9,342	71,679
	EIH, Ltd.	133,860	284,826
	Elder Pharmaceuticals, Ltd.	8,586	76,337
	Electrosteel Casings, Ltd.	8,588	75,252
	Elgi Equipments, Ltd.	23,578	29,273
	Esab India, Ltd.	9,613	77,567
*	Escorts, Ltd.	31,639	89,580
*	Essar Steel, Ltd.	396,973	340,011
	Essel Propack, Ltd.	64,950	106,490
	Eveready Industries (India), Ltd.	30,440	46,649
	Everest Industries, Ltd.	4,500	10,890
	Exide Industries, Ltd.	317,160	333,314
	FAG Bearings (India), Ltd.	8,328	123,964
	FCI OEN Connectors, Ltd.	2,727	20,765
	FDC, Ltd.	64,417	47,563
	Federal Bank, Ltd.	39,602	196,984
	Finolex Cables, Ltd.	94,015	197,387
	Finolex Industries, Ltd.	71,512	119,871
	Gammon India, Ltd.	48,212	345,844
	Geodesic Information Systems, Ltd.	14,024	80,629
	Geometric Software Solutions Co., Ltd.	29,740	72,683
	GHCL, Ltd.	30,009	111,936
	Gillette India, Ltd.	8,242	158,066
	GlaxoSmithKline Consumer Healthcare, Ltd.	13,094	162,905
	GlaxoSmithKline Pharmaceuticals, Ltd.	11,972	313,202
	Glenmark Pharmaceuticals, Ltd.	26,645	321,795
	Godavari Fertilisers & Chemicals, Ltd.	14,439	46,394
	Godfrey Phillips India, Ltd.	2,112	59,403
	Godrej Consumer Products, Ltd.	38,468	130,454
	Godrej Industries, Ltd.	85,686	314,985
*	Goetze (India), Ltd.	8,529	67,415
*	Graphite India, Ltd.	52,007	63,227
	Great Eastern Shipping Co., Ltd.	61,456	288,058
*	Great Offshore, Ltd.	15,364	198,786
	Greaves Cotton, Ltd.	18,476	133,138
*	GTL Infrastructure, Ltd.	51,082	39,862
	GTL, Ltd.	76,115	226,696
	Gujarat Alkalies & Chemicals, Ltd.	38,986	108,043
	Gujarat Ambuja Cements, Ltd.	268,801	703,244
*	Gujarat Ambuja Exports, Ltd.	51,295	32,043
	Gujarat Fluorochemicals, Ltd.	22,657	304,502
	Gujarat Gas Co., Ltd.	2,650	77,731
	Gujarat Narmada Valley Fertilizers Co., Ltd.	42,736	97,466
	Gujarat State Fertilizers & Chemicals, Ltd.	33,482	142,780
	H.E.G., Ltd.	10,666	41,154
	HCL Infosystems, Ltd.	70,864	244,898
	HCL Technologies, Ltd.	44,242	594,796

6

	HDFC Bank ADR	2,200	$146,014
	HDFC Bank, Ltd.	130,112	2,769,635
*	Helios & Matheson Information Technology, Ltd.	13,964	40,622
	Hero Honda Motors, Ltd. Series B	46,130	698,338
	Hexaware Technologies, Ltd.	39,813	135,096
	Hikal, Ltd.	4,307	37,402
*	Himachal Futuristic Communications, Ltd.	432,213	238,972
	Himatsingka Seide, Ltd.	41,049	113,041
	Hinduja TMT, Ltd.	18,344	245,582
	Hindustan Construction Co., Ltd.	117,479	271,825
	Hindustan Lever, Ltd.	229,145	911,222
*	Hindustan Motors, Ltd.	84,867	77,723
	Hindustan Oil Exploration Co., Ltd.	29,987	53,118
	Hindustan Sanitaryware & Industries, Ltd.	12,171	26,039
	Honeywell Automation India, Ltd.	2,155	81,077
	Hotel Leelaventure, Ltd.	179,620	231,714
	ICI India, Ltd.	15,619	152,770
	ICICI Bank Sponsored ADR	195,553	7,495,546
	iGate Global Solutions, Ltd.	12,732	102,644
*	India Cements, Ltd.	144,820	585,053
	India Glycols, Ltd.	13,721	33,131
	Indiabulls Financial Services, Ltd.	87,037	771,280
*	Indiabulls Real Estate, Ltd.	87,037	667,693
	Indian Hotels Co., Ltd.	300,786	968,322
	Indian Petrochemicals Corp., Ltd.	92,303	540,041
	Indo Rama Synthetics (India), Ltd.	52,177	62,352
*	Indoco Remedies, Ltd.	5,448	37,606
*	IndusInd Bank, Ltd.	150,435	149,833
	Industrial Development Bank of India, Ltd.	212,135	385,811
*	Infomedia India, Ltd.	10,900	37,729
	Infosys Technologies, Ltd.	145,919	6,861,795
*	Infotech Enterprises, Ltd.	17,652	141,563
	IPCA Laboratories, Ltd.	9,634	134,978
*	Ispat Industries, Ltd.	145,697	47,162
	ITC, Ltd.	449,496	1,743,062
	IVRCL Infrastructures & Projects, Ltd.	30,263	198,811
	J.B. Chemicals & Pharmaceuticals, Ltd.	49,343	100,102
	J.K. Industries, Ltd.	17,588	60,063
*	Jain Irrigation Systems, Ltd.	14,536	134,964
	Jaiprakash Associates, Ltd.	34,057	420,835
	Jammu & Kashmir Bank, Ltd.	21,652	305,692
	JBF Industries, Ltd.	19,181	47,029
*	Jet Airways (India), Ltd.	17,099	229,969
	Jindal Poly Films, Ltd.	15,442	52,547
	Jindal Saw, Ltd.	23,058	246,586
	Jindal Stainless, Ltd.	55,146	161,333
	Jindal Steel & Power, Ltd.	13,200	695,720
	JSW Steel, Ltd.	57,257	607,146
	Jubilant Organosys, Ltd.	57,103	312,785
*	Jyoti Structures, Ltd.	32,390	120,686
	K.S.B. Pumps, Ltd.	6,634	77,048
*	Kajaria Ceram	53,853	44,627
	Karnataka Bank, Ltd.	57,487	226,918
	Karur Vysya Bank, Ltd.	6,600	39,455

7

*	KEC Infrastructures, Ltd.	12,355	$6,854
	KEC International, Ltd.	12,355	149,388
	Kesoram Industries, Ltd.	17,302	156,165
	Kirloskar Oil Engines, Ltd.	41,354	226,274
	Kohinoor Foods, Ltd.	10,000	15,576
	KPIT Cummins Infosystems, Ltd.	39,860	125,967
	Lakshmi Machine Works, Ltd.	2,680	182,545
*	LANXESS ABS Ltd.	17,327	59,548
	Larsen & Toubro, Ltd.	42,731	1,434,515
	LIC Housing Finance, Ltd.	34,627	113,145
	Lupin, Ltd.	18,968	258,407
	Madras Cements, Ltd.	3,597	233,447
	Maharashtra Scooters, Ltd.	2,000	14,686
	Maharashtra Seamless, Ltd.	18,450	200,055
	Mahindra & Mahindra, Ltd.	104,636	1,904,277
	Mahindra Gesco Developers, Ltd.	8,470	111,374
*	Mahindra Ugine Steel Co., Ltd.	12,400	30,016
*	Mangalam Cement, Ltd.	13,880	55,348
	Mangalore Refinery & Petrochemicals, Ltd.	301,497	249,359
	Marico, Ltd.	138,150	191,781
	Maruti Udyog, Ltd.	43,612	826,597
	Mastek, Ltd.	20,667	159,148
	Matrix Laboratories, Ltd.	84,937	346,195
*	Max India, Ltd.	7,572	170,980
*	McDowell India Spirits, Ltd.	2,935	4,741
*	Mercator Lines, Ltd.	67,003	55,122
	Merck, Ltd.	6,714	64,170
	Micro Inks, Ltd.	1,512	11,794
	MIRC Electronics, Ltd.	60,413	24,123
	Mirza International, Ltd.	7,949	30,615
*	Monnet Ispat, Ltd.	12,162	61,951
	Monsanto India, Ltd.	3,615	116,349
	Moser Baer (India), Ltd.	75,015	558,135
	Motherson Sumi Systems, Ltd.	60,709	144,077
	Motor Industries Co., Ltd.	4,746	374,571
	Mphasis, Ltd.	55,499	324,162
	MRF, Ltd.	1,647	137,618
*	Mukand, Ltd.	49,759	103,019
*	Mysore Cements, Ltd.	87,234	92,663
	Nagarjuna Construction Co., Ltd.	72,004	253,204
*	Nagarjuna Fertilizers & Chemicals, Ltd.	223,343	77,368
*	Nahar Capital & Financial Services, Ltd.	9,759	0
	Nahar Exports, Ltd.	21,959	50,093
	Nahar Spinning Mills, Ltd.	9,759	60,207
	Natco Pharma, Ltd.	10,444	34,466
	National Organic Chemical Industries, Ltd.	79,587	41,497
	Navneet Publications (India), Ltd.	36,750	46,463
*	Nelco, Ltd.	8,380	18,318
	Nicholas Piramal India, Ltd.	49,266	251,173
	NIIT Technologies, Ltd.	23,567	211,079
	NIIT, Ltd.	17,538	265,256
	Nirma, Ltd.	23,424	179,206
*	Nucleus Software Exports, Ltd.	4,017	93,638
*	OCL India, Ltd.	14,229	50,285

8

	Omax Autos, Ltd.	24,208	$46,580
*	Opto Circuits India, Ltd.	15,386	101,258
	Orchid Chemicals & Pharmaceuticals, Ltd.	22,803	117,072
	Orient Paper & Industries, Ltd.	5,452	53,942
	Panacea Biotec, Ltd.	18,763	180,291
	Pantaloon Retail India, Ltd.	8,100	76,874
*	Patel Engineering, Ltd.	11,713	91,913
	Patni Computer Systems, Ltd.	54,093	514,447
*	Petronet LNG, Ltd.	345,900	355,208
	Pfizer, Ltd.	9,440	156,735
	Pidilite Industries, Ltd.	87,660	220,034
	Polaris Software Lab, Ltd.	47,887	188,320
*	Praj Industries, Ltd.	12,152	96,724
	Pricol, Ltd.	37,006	29,586
*	Prism Cements, Ltd.	103,554	81,695
	Proctor & Gamble Hygiene & Health Care, Ltd.	3,614	67,273
	PSL, Ltd.	14,193	67,624
	PTC India, Ltd.	37,194	49,967
	Punjab Tractors, Ltd.	39,205	285,003
	Radico Khaitan, Ltd.	26,028	83,132
	Rain Calcining, Ltd.	88,324	82,796
	Rallis India, Ltd.	8,513	51,178
*	Rama Newsprint & Papers, Ltd.	31,486	25,076
	Ranbaxy Laboratories, Ltd.	94,807	722,287
	Raymond, Ltd.	29,526	230,197
	REI Agro, Ltd.	13,815	61,680
*	Reliance Capital, Ltd.	8,237	115,956
*	Reliance Communications, Ltd.	858,243	7,903,288
	Reliance Energy, Ltd.	48,645	526,314
*	Reliance Industrial Infrastructure, Ltd.	5,844	59,137
	Reliance Industries, Ltd.	403,165	12,330,971
*	Reliance Natural Resources, Ltd.	164,752	87,700
	Rico Auto Industries, Ltd.	48,462	59,284
	Rolta India, Ltd.	36,771	259,584
	Ruchi Soya Industries, Ltd.	18,279	138,528
*	Saregama India, Ltd.	9,635	48,241
	Satyam Computer Services, Ltd.	212,500	1,983,761
	Satyam Computer Services, Ltd. ADR	5,600	120,736
	Sesa Goa, Ltd.	13,586	546,697
*	Shanthi Gears, Ltd.	30,305	45,722
*	Shasun Chemicals & Drugs, Ltd.	17,115	42,091
	Shree Cement, Ltd.	8,847	229,140
*	Shree Precoated Steel, Ltd.	31,507	255,400
	Shriram Transport Finance Co., Ltd.	68,905	200,942
*	Shyam Telecom, Ltd.	4,511	10,998
*	Shyam Telekink, Ltd.	102,354	10,217
	Siemens India, Ltd.	11,659	289,720
	SKF India, Ltd.	20,166	143,805
*	Solectron Centum Electronics, Ltd.	5,559	29,576
	Sona Koyo Steering Systems, Ltd.	35,758	40,560
	Sonata Software, Ltd.	38,398	51,372
*	South East Asia Marine Engineering Services, Ltd.	15,622	68,833
	South India Bank, Ltd.	36,148	78,823
	Srei Infrastructure Finance, Ltd.	74,280	88,780

9

	SRF, Ltd.	21,324	$73,251
*	SSI, Ltd.	13,344	55,019
	Sterling Biotech, Ltd.	75,296	272,098
	Sterlite Industries (India), Ltd. Series A	108,818	1,152,546
	Sterlite Optical Technologies, Ltd.	22,388	92,938
	Strides Arcolab, Ltd.	16,893	122,067
	Subex Azure, Ltd.	9,445	134,516
	Subros, Ltd.	6,139	30,987
	Sun Pharmaceuticals Industries, Ltd.	13,243	277,411
	Sundaram-Clayton, Ltd.	6,624	167,541
	Sundram Fastners, Ltd.	70,191	106,134
	Supreme Petrochem, Ltd.	73,968	35,363
*	Swaraj Engines, Ltd.	10,500	35,135
*	Syndicate Bank	205,994	315,238
*	Taj GVK Hotels & Resorts, Ltd.	13,435	57,918
	Tata Chemicals, Ltd.	63,418	307,533
	Tata Consultancy Services, Ltd.	41,710	1,119,055
	Tata Elxsi, Ltd.	12,000	74,351
	Tata Investment Corp., Ltd.	12,815	107,229
	Tata Metaliks, Ltd.	23,524	50,347
	Tata Motors, Ltd.	125,099	2,213,744
	Tata Power Co., Ltd.	41,843	514,049
	Tata Steel, Ltd.	65,416	653,706
	Tata Tea, Ltd.	11,489	160,064
*	Tata Teleservices Maharashtra, Ltd.	473,131	233,239
	Tele Data Informatics, Ltd.	25,000	24,225
	Texmaco, Ltd.	4,055	77,540
*	The Zandu Pharmaceutical Works, Ltd.	325	28,131
	Thermax, Ltd.	35,934	309,926
	Titan Industries, Ltd.	8,983	167,944
	Torrent Pharmaceuticals, Ltd.	32,231	149,001
	Torrent Power, Ltd.	87,043	132,899
	Trent, Ltd.	5,391	88,360
	Tube Investments of India, Ltd.	70,000	92,344
	TVS Motor Co., Ltd.	72,789	100,839
	Unichem Laboratories, Ltd.	18,017	104,030
	Unitech, Ltd.	128,245	1,057,834
	United Phosphorus, Ltd.	57,577	417,217
	United Spirits, Ltd.	14,679	246,198
	Usha Martin, Ltd.	25,169	110,612
	UTI Bank, Ltd.	101,720	1,056,314
*	Uttam Galva Steels, Ltd.	53,907	40,449
	Vardhman Textiles, Ltd.	26,377	129,870
	Varun Shipping Co.	57,374	75,616
	Vesuvius India, Ltd.	5,903	29,339
	Videocon Industries, Ltd.	4,542	44,100
	Videsh Sanchar Nigam, Ltd.	46,062	383,256
*	Videsh Sanchar Nigam, Ltd. ADR	6,600	111,276
*	Visualsoft Technologies, Ltd.	7,727	13,728
	Voltas, Ltd.	86,300	185,763
*	Welspun India, Ltd.	36,850	64,984
	Welspun-Gujarat Stahl Rohren, Ltd.	41,475	99,778
	Wipro, Ltd.	65,579	831,930
*	Wire & Wireless India, Ltd.	90,698	210,178

10

	Wockhardt, Ltd.	22,381	$179,155
	Wyeth, Ltd.	8,554	92,120
	Zee Entertainment Enterprises, Ltd.	181,396	959,949
*	Zee News, Ltd.	82,009	73,072
	Zensar Technologies, Ltd.	11,384	60,602
	Zuari Industries, Ltd.	10,870	39,655
TOTAL COMMON STOCKS			112,698,626

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd. Cumulative Preferred Shares	97,131	4,168

TOTAL — INDIA			112,702,794

INDONESIA — (2.8%)
COMMON STOCKS — (2.8%)
*	PT Agis Tbk	1,446,000	73,007
	PT Apexindo Pratama Tbk	1,363,500	263,138
	PT Asahimas Flat Glass Tbk	126,500	34,174
	PT Astra Agro Lestari Tbk	280,000	385,450
	PT Astra Graphia Tbk	879,000	28,927
	PT Astra International Tbk	2,023,000	3,118,343
*	PT Bakrie & Brothers Tbk	14,316,000	285,900
*	PT Bakrieland Development Tbk	3,561,000	91,883
	PT Bank Central Asia Tbk	5,490,000	2,966,041
	PT Bank Danamon Indonesia Tbk	2,252,000	1,420,399
	PT Bank Niaga Tbk	8,364,000	707,286
*	PT Bank Pan Indonesia Tbk	10,304,500	645,017
	PT Berlian Laju Tanker Tbk	3,932,500	754,701
*	PT Bhakti Investama Tbk	2,310,500	263,697
*	PT Bimantara Citra Tbk	971,000	516,420
	PT Bumi Resources Tbk	9,984,500	1,324,519
	PT Charoen Pokphand Indonesia Tbk	539,500	30,162
	PT Ciputra Surya Tbk	2,291,000	223,849
	PT Citra Marga Nusaphala Persada Tbk	1,978,500	450,401
*	PT Energi Mega Persada Tbk	2,335,000	179,275
	PT Enseval Putera Megatrading Tbk	1,298,000	84,033
	PT Gudang Garam Tbk	705,000	839,761
	PT Indocement Tunggal Prakarsa Tbk	1,198,500	756,254
	PT Indofood Sukses Makmur Tbk	5,389,000	922,363
	PT Indosat Tbk	433,500	279,981
	PT Indosat Tbk ADR	33,670	1,077,777
	PT International Nickel Indonesia Tbk	224,000	953,355
	PT Jaya Real Property Tbk	352,500	42,478
	PT Kalbe Farma Tbk	4,229,000	566,245
	PT Kawasan Industry Jababeka Tbk	8,125,500	159,616
	PT Lautan Luas Tbk	320,000	15,270
	PT Lippo Karawaci Tbk	1,776,000	194,591
	PT Matahari Putra Prima Tbk	2,259,900	173,516
	PT Mayorah Indah Tbk	680,500	110,267
	PT Medco Energi International Tbk	578,500	231,631
	PT Mitra Adiperkasa Tbk	904,000	83,263
*	PT Panin Insurance Tbk	1,249,000	36,292
*	PT Panin Life Tbk	12,951,500	221,651

11

*	PT Petrosea Tbk	93,500	$55,086
*	PT Polychem Indonesia Tbk	2,109,000	49,787
	PT Ramayana Lestari Sentosa Tbk	4,088,500	345,313
	PT Samudera Indonesia Tbk	65,000	45,982
	PT Semen Gresik Tbk	128,000	541,903
*	PT Sinar Mas Agro Resources & Technology Tbk	1,152,500	460,779
*	PT Sumalindo Lestari Jaya Tbk	600,500	156,403
	PT Summarecon Agung Tbk	1,772,800	262,522
*	PT Suryainti Permata Tbk	999,500	59,223
	PT Telekomunikasi Indonesia Tbk	1,296,000	1,282,787
	PT Telekomunikasi Indonesia Tbk ADR	98,712	3,991,913
	PT Tempo Scan Pacific Tbk	2,410,000	232,735
	PT Timah Tbk	147,000	154,872
	PT Trimegah Sec Tbk	5,343,500	88,525
	PT Unilever Indonesia Tbk	836,500	514,189
	PT United Tractors Tbk	982,500	749,537
TOTAL COMMON STOCKS			29,502,489

RIGHTS/WARRANTS — (0.0%)
*	PT Matahari Putra Prima Tbk Warrants 07/12/10	439,425	6,833

TOTAL — INDONESIA			29,509,322

ISRAEL — (3.5%)
COMMON STOCKS — (3.5%)
	Africa-Israel Investments, Ltd.	5,114	453,471
	Albad Massuot Yitzhak, Ltd.	7,278	78,205
	Alony Hetz Properties & Investments, Ltd.	53,586	273,183
*	Alvarion, Ltd.	44,486	357,217
*	Alvarion, Ltd. ADR	2,700	21,006
	American Israeli Paper Mills, Ltd.	3,330	159,005
	Analyst I.M.S.	6,498	92,860
*	AudioCodes, Ltd.	21,307	209,433
*	AudioCodes, Ltd. ADR	8,275	80,681
	Azorim Investment Development & Construction Co., Ltd.	16,855	212,108
	Bank Hapoalim B.M.	612,710	2,844,190
	Bank Leumi Le-Israel	558,374	2,005,708
	Baran Group, Ltd.	7,506	124,099
	Bezeq Israeli Telecommunication Corp., Ltd.	518,452	809,765
*	Blue Square Chain Stores Properties & Investments, Ltd.	7,827	89,818
	Blue Square-Israel, Ltd.	8,251	122,546
	Clal Industries, Ltd.	72,559	421,518
	Clal Insurance Enterprise Holdings, Ltd.	19,487	494,135
	Dan Vehicle & Transportation	15,780	91,761
*	Danya Cebus, Ltd.	14,928	226,506
	Delek Automotive Systems, Ltd.	27,187	197,793
	Delek Drilling LP, Ltd.	454,022	230,563
*	Delta-Galil Industries, Ltd.	21,169	159,268
*	Direct Insurance - I.D.I. Insurance Co., Ltd.	28,126	125,131
	Discount Investment Corp.	23,530	710,536
*	Elbit Medical Imaging, Ltd.	8,168	324,759
	Elbit Systems, Ltd.	18,089	619,153
*	Electra (Israel), Ltd.	2,161	341,014

12

*	Electra Consumer Products	18,097	$121,102
*	Elron Electronic Industries, Ltd.	24,048	304,827
*	First International Bank of Israel, Ltd.	70,278	175,092
	FMS Enterprises Migun, Ltd.	5,052	162,372
*	Formula Systems (1985), Ltd.	14,515	190,514
*	Formula Vision Technologies, Ltd.	32,281	21,292
	Frutarom	36,422	322,509
*	Hamlet (Israel-Canada), Ltd.	11,772	129,254
*	Hot-Cable Systems Media, Ltd.	25,722	230,013
*	Housing & Construction Holding Co., Ltd.	128,175	181,530
	IBI Investment House, Ltd.	5,207	53,042
	IDB Development Corp., Ltd. Series A	20,837	716,781
	Industrial Building Corp., Ltd.	57,834	142,250
	Israel Chemicals, Ltd.	181,654	1,115,196
*	Israel Petrochemical Enterprises, Ltd.	11,901	123,175
	Israel Salt Industries, Ltd.	37,978	231,123
	Ituran Location & Control, Ltd.	9,288	138,744
*	J.O.E.L. Jerusalem Oil Exploration, Ltd.	9,140	151,932
*	Knafaim Arkia Holdings, Ltd.	5,307	44,728
*	Koor Industries, Ltd.	8,880	479,915
*	Koor Industries, Ltd. ADR	15,767	169,811
	Leader Holding & Investments, Ltd.	28,600	70,557
*	Magal Security Systems, Ltd.	9,733	102,286
*	Magic Software Enterprises, Ltd.	15,706	37,647
	Makhteshim-Agan Industries, Ltd.	246,897	1,478,227
	Medtechnica, Ltd.	12,492	82,111
*	Mer Industries, Ltd.	7,874	52,803
*	Metalink, Ltd.	4,078	25,584
	Migdal Insurance Holdings, Ltd.	201,319	294,733
*	Miloumor, Ltd.	13,887	46,136
	Mivtach Shamir Holdings, Ltd.	13,239	225,282
*	Naphtha Israel Petroleum Corp.	193,874	108,730
*	Neto M.E. Holdings, Ltd.	2,992	111,921
*	NICE Systems, Ltd.	8,520	293,213
*	NICE Systems, Ltd. ADR	31,075	1,063,697
	Nisko Industries (1992), Ltd.	7,419	108,290
*	OCIF Investments and Development, Ltd.	1,386	39,541
*	Orckit Communications, Ltd.	12,357	132,456
	Ormat Industries, Ltd.	60,614	722,608
	Osem Investment, Ltd.	20,686	180,364
	Packer Plada, Ltd.	2,898	275,076
	Partner Communications Co., Ltd.	24,379	333,583
	Partner Communications Co., Ltd. ADR	5,986	81,829
	Property and Building Corp., Ltd.	1,371	200,181
*	RADVision, Ltd.	8,418	182,438
	Rapac Electronics, Ltd.	10,049	48,988
*	Retalix, Ltd.	14,048	277,446
*	Scailex Corp., Ltd.	36,060	298,932
	Shrem Fudim Kelner & Co., Ltd.	9,687	43,527
	Strauss Group, Ltd.	14,778	163,365
	Suny Electronic Inc., Ltd.	30,533	124,024
*	Super-Sol, Ltd. Series B	90,732	354,420
	Tadiran Communications, Ltd.	7,066	283,478
*	Telsys, Ltd.	5,676	41,740

13

	Teva Pharmaceutical Industries, Ltd.	11,056	$393,743
	Teva Pharmaceutical Industries, Ltd. ADR	273,492	9,725,376
*	The Israel Land Development Co., Ltd.	13,079	74,336
*	Tower Semiconductor, Ltd.	69,908	124,315
*	Union Bank of Israel, Ltd.	55,892	284,384
	United Mizrahi Bank, Ltd.	146,639	1,047,203
	Urdan Industries, Ltd.	105,816	80,811
*	VeriFone Holdings, Inc.	1,274	49,924

TOTAL — ISRAEL			36,745,939

MALAYSIA — (5.7%)
COMMON STOCKS — (5.7%)
	Acoustech Berhad	100,000	29,746
	ACP Industries Berhad	166,600	83,336
	Aeon Co. (M) Berhad	60,200	137,506
	Affin Holdings Berhad	598,200	381,117
*	Airasia Berhad	497,000	231,391
	AMMB Holdings Berhad	1,607,600	1,533,682
	Amway (Malaysia) Holdings Berhad	63,300	121,083
	Ann Joo Resources Berhad	109,700	68,306
	APM Automotive Holdings Berhad	72,800	49,488
*	Asia Pacific Land Berhad	531,500	76,027
	Asiatic Development Berhad	257,400	367,622
	Bandar Raya Developments Berhad	524,900	247,501
	Batu Kawan Berhad	194,250	457,578
*	Berjaya Capital Berhad	28,656	18,843
*	Berjaya Corp. Berhad	1,100,200	121,120
*	Berjaya Corp. Berhad ICULS	1,416,529	74,810
	Berjaya Land Berhad	384,900	101,193
	Berjaya Sports Toto Berhad	421,600	546,619
	Bernas Padiberas Nasional Berhad	496,800	283,764
	Boustead Holdings Berhad	442,200	275,341
	British American Tobacco Berhad	50,300	639,422
	Bumiputra-Commerce Asset Holdings Berhad	1,029,907	2,752,797
	Cahya Mata Sarawak Berhad	149,500	79,471
	Carlsberg Brewery Malaysia Berhad	165,000	249,857
	Cement Industries of Malaysia Berhad	75,400	127,181
	Chemical Co. of Malaysia Berhad	63,000	55,403
	Choo Bee Metal Industries Berhad	61,200	37,581
	Courts Mammoth Berhad	168,700	44,854
*	Crest Builder Holdings Berhad	107,000	31,228
*	Damansara Realty Berhad	760,500	80,503
	Digi.Com Berhad	129,500	628,873
	DNP Holdings Berhad	120,300	32,326
	DRB-Hicom Berhad	850,600	456,930
*	Dreamgate Corp. Berhad	134,000	51,697
	Dutch Lady Milk Industries Berhad	18,300	57,530
	E&O Property Development Berhad	24,316	17,928
	Eastern & Oriental Berhad (6468754)	333,733	189,828
*	Eastern & Oriental Berhad (B19ZLW1)	72,949	41,649
	ECM Libra Avenue Berhad	417,952	106,946
	Edaran Otomobil Nasional Berhad	71,500	59,215
	EON Capital Berhad	316,900	570,000

14

	Esso Malaysia Berhad	94,000	$78,143
*	Faber Group Berhad	176,500	37,347
*	Fountain View Development Berhad	31,500	1,801
	Fraser & Neave Holdings Berhad	133,400	274,469
	Gamuda Berhad	688,800	1,317,428
	Genting Berhad	137,300	1,392,230
*	GHL Systems Berhad	64,834	18,547
	Globetronics Technology Berhad	778,100	75,629
	Glomac Berhad	27,000	10,026
	Gold IS Berhad	117,800	58,922
	Golden Hope Plantations Berhad	415,400	776,887
	Guiness Anchor Berhad	116,600	200,054
	Highlands and Lowlands Berhad	189,600	314,008
	Hong Leong Bank Berhad	332,600	584,524
	Hong Leong Financial Group Berhad	238,300	387,992
	Hong Leong Industries Berhad	142,300	225,589
	Hume Industries (Malaysia) Berhad	60,900	61,909
	Hunza Properties Berhad	97,600	62,713
	Hwang-DBS (Malaysia) Berhad	123,200	100,095
	IGB Corp. Berhad	951,500	598,137
	IJM Corp. Berhad	377,400	937,942
	IJM Plantations Berhad	168,200	83,094
*	Insas Berhad	358,500	73,382
	Integrated Logistics Berhad	93,600	52,946
	IOI Corp. Berhad	241,000	1,328,793
	IOI Properties Berhad	76,300	226,652
	Island & Peninsular Berhad	415,041	193,208
*	Jaks Resources Berhad	197,000	29,311
	Jaya Tiasa Holdings Berhad	60,100	71,056
	Johor Land Berhad	13,950	5,699
*	Karambunai Corp. Berhad	1,257,900	70,206
	Keck Seng (Malaysia) Berhad	137,000	168,264
	KFC Holdings (Malaysia) Berhad	120,300	199,260
	Kian Joo Can Factory Berhad	370,080	125,793
	Kim Hin Industry Berhad	71,300	28,298
	Kim Loong Resources Berhad	41,800	19,579
	KLCC Property Holdings Berhad	640,000	577,710
	KNM Group Berhad	80,500	250,629
	KPJ Healthcare Berhad	94,500	56,657
	Kuala Lumpur Kepong Berhad	275,850	827,147
*	Kub Malaysia Berhad	790,900	123,301
	Kulim Malaysia Berhad	151,300	285,141
*	Kumpulan Europlus Berhad	295,800	58,816
	Kumpulan Fima Berhad	141,300	25,027
*	Land & General Berhad	1,077,500	103,313
	Landmarks Berhad	411,000	287,759
	Leader Universal Holdings Berhad	482,800	98,004
	Leong Hup Holdings Berhad	306,100	105,887
	Lingkaran Trans Kota Holdings Berhad	266,100	205,171
*	Lion Corp Berhad	574,900	134,785
	Lion Diversified Holdings Berhad	235,100	406,572
	Lion Industries Corp. Berhad	409,600	156,932
	London Biscuits Berhad	48,100	23,628
	MAA Holdings Berhad	269,800	155,731

15

	Magnum Corp. Berhad	661,000	$566,448
	Malakoff Berhad	195,200	562,801
	Malayan Banking Berhad	669,800	2,392,975
	Malayan Cement Berhad	1,110,000	462,899
	Malaysia Industrial Development Finance Berhad	505,900	193,661
*	Malaysian Airlines System Berhad	181,400	287,685
	Malaysian Bulk Carriers Berhad	389,300	409,104
	Malaysian National Reinsurance Berhad	125,300	164,660
	Malaysian Oxygen Berhad	51,300	210,997
	Malaysian Pacific Industries Berhad	59,200	174,197
*	Malaysian Plantations Berhad	571,600	460,326
*	Malaysian Resources Corp. Berhad	1,208,800	598,126
	Manulife Insurance (M) Berhad	80,100	57,229
	Maxis Communications Berhad	312,200	1,043,187
	MBM Resources Berhad	56,600	48,497
*	Measat Global Berhad	178,300	130,855
	Media Prima Berhad	398,500	273,143
	Melewar Industrial Group Berhad	140,132	41,260
*	MEMS Technology Berhad	397,000	69,234
	MISC Berhad	756,800	2,010,474
	MK Land Holdings Berhad	692,300	122,670
	MMC Corp. Berhad	396,400	617,455
	MTD Infraperdana Berhad	527,000	159,607
	Muhibbah Engineering Berhad	90,000	102,808
*	Mulpha International Berhad	1,074,900	519,201
	Naim Cendera Berhad	105,600	127,349
	Naluri Berhad	262,900	52,936
	NCB Holdings Berhad	25,000	19,487
	Nestle (Malaysia) Berhad	42,900	292,646
	New Straits Times Press (Malaysia) Berhad	139,200	82,331
*	Nexnews Berhad	230,600	48,777
	Notion VTEC Berhad	464,000	78,885
*	NTPM Holdings Berhad	238,500	30,015
	Nylex (Malaysia) Berhad	108,400	51,402
	Oriental Holdings Berhad	215,700	298,373
	OSK Holdings Berhad	480,866	350,402
	Pacificmas Berhad	89,600	95,724
	Panasonic Manufacturing Malaysia Berhad	31,400	84,774
	PBA Holdings Berhad	172,500	58,637
	Pelikan International Corp. Berhad	106,440	121,017
*	Permaju Industries Berhad	220,600	40,339
	Petronas Dagangan Berhad	302,400	492,398
	Petronas Gas Berhad	200,200	494,394
	PJ Development Holdings Berhad	206,800	35,445
	Plus Expressways Berhad	673,200	565,297
	Pos Malaysia & Services Holdings Berhad	357,900	465,963
	PPB Group Berhad	576,800	930,977
*	Protasco Berhad	34,500	9,659
	Proton Holdings Berhad	301,000	619,656
*	Puncak Niaga Holdings Berhad	108,360	105,174
	QL Resources Berhad	69,600	56,471
*	Ramunia Holdings Berhad	78,000	24,958
	Ranhill Berhad	380,700	140,356
*	Ranhill Utilities Berhad	147,300	102,687

16

	Resorts World Berhad	219,000	$938,317
	RHB Capital Berhad	777,800	973,891
	Road Builders (Malaysia) Holdings Berhad	612,300	743,782
*	Salcon Berhad	110,300	40,331
	Sapura Telecommunications Berhad	36,000	9,264
	Sarawak Enterprise Corp. Berhad	262,400	147,020
	Scientex, Inc. Berhad	39,400	45,440
	Scomi Group Berhad	817,000	282,438
	Shangri-La Hotels (Malaysia) Berhad	154,000	112,168
	Shell Refining Co. Federation of Malaysia Berhad	166,600	485,215
	Sime Darby Berhad	646,800	1,440,950
	Sime Engineering Services Berhad	134,800	65,856
	SP Setia Berhad	475,000	868,035
	Star Publications (Malaysia) Berhad	435,400	393,032
	Subur Tiasa Holdings Berhad	100,700	143,788
*	Sumatec Resources Berhad	130,300	33,728
	Sunrise Berhad	250,700	153,937
	Sunway City Berhad	164,000	131,296
*	Sunway Holdings, Inc. Berhad	669,400	110,333
	Supermax Corp. Berhad	57,250	65,706
	Ta Ann Holdings Berhad	73,320	226,164
	TA Enterprise Berhad	1,056,100	511,039
	Tan Chong Motor Holdings Berhad	576,900	202,921
*	Tebrau Teguh Berhad	355,100	99,556
	Telekom Malaysia Berhad	383,600	1,106,534
	Tenaga Nasional Berhad	491,825	1,685,547
	TH Group Berhad	180,800	31,505
*	Thong Guan Industries Berhad	61,800	27,546
*	Time Dotcom Berhad	428,200	91,232
*	Time Engineering Berhad	351,600	72,422
	Top Glove Corp. Berhad	96,740	244,437
*	Tradewinds Corp. Berhad	603,200	160,339
*	Tradewinds Plantation Berhad	219,200	120,820
	Transmile Group Berhad	76,800	307,111
	Uchi Technologies Berhad	117,700	105,519
	UDA Holdings Berhad	165,300	137,292
	UEM Builders Berhad	238,600	106,465
	UEM World Berhad	445,300	458,658
	UMW Holdings Berhad	213,600	561,207
	Unico-Desa Plantations Berhad	601,400	96,181
	Unisem (M) Berhad	464,600	251,017
	United Malacca Rubber Estates Berhad	68,900	97,216
	United Plantations Berhad	80,200	251,965
*	Utama Banking Group Berhad	356,000	211,589
*	Utusan Melayu (Malaysia) Berhad	50,400	15,832
	VS Industry Berhad	64,900	38,917
	Wah Seong Corp. Berhad	140,900	100,196
*	Weida (Malaysia) Berhad	127,100	26,855
	Worldwide Holdings Berhad	84,200	74,560
	WTK Holdings Berhad	89,400	219,609
	Yi-Lai Berhad	75,400	26,490
	YTL Corp. Berhad	633,200	1,239,604
*	YTL Power International Berhad	452,732	289,596
	Yu Neh Huat Berhad	365,300	237,870
	Zelan Berhad	96,700	244,562

TOTAL — MALAYSIA			60,008,363

17

MEXICO — (8.5%)
COMMON STOCKS — (8.5%)
	Alfa S.A. de C.V. Series A	246,400	$1,578,044
	America Movil S.A.B. de C.V. ADR	278,275	12,188,445
	America Movil S.A.B. de C.V. Series L	1,259,212	2,752,080
* #	Carso Global Telecom S.A. de C.V. Telecom Series A1	973,300	3,346,857
	Cementos de Mexico S.A.B de C.V. Series B	155,072	528,241
	Cemex S.A.B. de C.V. ADR	445,926	15,152,565
	Coca-Cola Femsa S.A. de C.V. ADR	23,360	805,920
	Coca-Cola Femsa S.A. de C.V. Series L	40,000	137,583
	Consorcio Ara S.A. de C.V.	159,000	998,361
	Controladora Comercial Mexicana S.A. de C.V. ADR	1,000	50,698
#	Controladora Comercial Mexicana S.A. de C.V. Series B	433,200	1,098,114
* #	Corporacion Geo S.A.B. de C.V. Series B	311,300	1,686,968
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	103,800	273,349
	Embotelladora Arca S.A. de C.V., Mexico	508,615	1,822,307
*	Empresas ICA S.A. de C.V. Sponsored ADR	7,300	311,783
*	Empresas ICA S.A.B. de C.V	294,550	1,055,338
	Fomento Economico Mexicano S.A. de C.V. ADR	56,080	6,185,624
	Gruma S.A. de C.V. ADR	2,100	26,544
#	Gruma S.A. de C.V. Series B	133,600	421,830
#	Grupo Aeroportuario del Sureste S.A.B. de C.V.	287,500	1,279,872
#	Grupo Carso S.A. de C.V. Series A-1	659,400	2,191,267
#	Grupo Cementos de Chihuahua S.A. de C.V.	185,254	879,459
	Grupo Continental S.A. de C.V.	160,600	330,861
	Grupo Elektra S.A. de C.V.	22,800	345,159
#	Grupo Financiero del Norte S.A.B. de C.V. Series C	1,001,954	3,886,047
	Grupo Financiero Inbursa S.A. de C.V. Series O	186,587	337,602
#	Grupo Industrial Bimbo S.A. de C.V. Series A	233,200	1,086,186
#	Grupo Industrial Maseca S.A. de C.V. Series B	44,200	40,581
	Grupo Mexico S.A.B. de C.V. Series B	933,227	4,045,806
#	Grupo Modelo S.A. de C.V. Series C	297,500	1,509,591
#	Grupo Televisa S.A. (Certificate Representing Series A, Series D & Series L)	192,600	1,050,621
	Grupo Televisa S.A. de C.V. ADR	143,720	3,922,119
* #	Impulsora del Desarrollo Economico de America Latina S.A. de C.V.	77,887	88,532
	Industrias Bachoco S.A. de C.V. ADR	2,500	72,000
#	Industrias Penoles S.A. de C.V.	71,500	698,080
*	Industrias S.A. de C.V. Series B	346,400	1,296,960
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	275,600	1,155,801
	Organizacion Soriana S.A.B. de C.V. Series B	636,900	1,820,415
	Telefonos de Mexico S.A. de C.V.	105,800	153,618
	Telefonos de Mexico S.A. de C.V. ADR	225,025	6,534,726
#	TV Azteca S.A. de C.V. Series A	1,201,900	963,527
*	Verzatec S.A. de C.V.	35,000	24,453
	Vitro S.A. de C.V.	177,764	356,668
*	Vitro S.A. de C.V. ADR	18,800	108,852
	Wal-Mart de Mexico S.A. de C.V. Series V	966,743	3,723,504

TOTAL — MEXICO			88,322,958

18

PHILIPPINES — (1.5%)
COMMON STOCKS — (1.5%)
	Aboitiz Equity Ventures, Inc.	2,122,000	$360,501
	Ayala Corp. Series A	128,690	1,490,860
	Ayala Land, Inc.	3,623,600	1,150,609
	Banco de Oro Universal Bank	218,400	251,066
	Bank of the Philippine Islands	1,349,216	1,728,706
*	Belle Corp.	4,248,000	121,926
*	Benpres Holdings Corp.	4,725,000	345,789
*	China Banking Corp.	3,430	63,021
*	Digital Telecommunications (Philippines), Inc.	4,100,000	156,085
	DMCI Holdings, Inc.	753,000	101,253
*	EEI Corp.	1,122,000	102,283
*	Empire East Land Holdings, Inc.	1,700,000	29,417
*	Equitable PCI Bank, Inc.	130,200	270,975
*	Filinvest Development Corp.	863,000	93,759
*	Filinvest Land, Inc.	7,924,687	279,729
	First Philippines Holdings Corp.	330,800	518,390
	International Container Terminal Services, Inc.	953,800	573,471
	Jollibee Food Corp.	554,915	574,361
*	Kuok Philippine Properties, Inc.	1,220,000	12,583
*	Lepanto Consolidated Mining Co. Series B	7,650,000	52,064
	Megaworld Properties & Holdings, Inc.	16,684,600	1,054,434
	Metro Bank and Trust Co.	578,000	735,139
*	Metro Pacific Corp. Series A	225,000	9,643
*	Paxys, Inc.	399,000	223,500
	Petron Corp.	4,660,000	422,813
	Philex Mining Corp.	474,000	40,043
	Philippine Long Distance Telephone Co.	9,640	468,640
	Philippine Long Distance Telephone Co. ADR	38,500	1,886,500
*	Philippine Realty & Holdings Corp.	3,990,000	53,636
*	Pilipino Telephone Corp.	2,194,000	318,477
	Rizal Commercial Banking Corp.	176,800	142,904
	Robinson’s Land Corp. Series B	2,165,100	829,804
	Security Bank Corp.	86,800	139,455
	Semirara Mining Corp.	180,600	66,765
	SM Development Corp.	541,000	44,710
	SM Prime Holdings, Inc.	2,006,000	459,478
	Soriano (A.) Corp.	818,000	52,570
	Universal Robina Corp.	1,933,200	691,385

TOTAL — PHILIPPINES			15,916,744

POLAND — (3.3%)
COMMON STOCKS — (3.3%)
	Agora SA	73,484	1,009,242
*	Alchemia SA	20,307	87,395
*	Amica Wronki SA	6,831	63,625
	Apator SA	17,883	145,489
	Asseco Poland SA	17,354	367,799
	Bank Millennium SA	436,727	1,449,583
	Bank Pekao SA	34,720	2,698,157

19

	Bank Przemyslowo Handlowy BPH SA	7,154	$2,198,516
	Bank Zackodni WBK SA	12,452	953,298
*	Bioton SA	1,023,598	753,285
*	Boryszew SA	14,303	102,165
*	Budimex SA	16,560	550,305
*	Cersanit SA	50,968	709,982
	Computerland SA	10,276	387,091
	Debica SA	8,094	254,709
*	Decora SA	5,510	94,244
*	Echo Investment SA	36,783	1,240,964
	Elektrobudowa SA	2,716	116,358
*	Elstar Oils SA	13,320	62,160
*	Eurocash SA	56,692	173,073
	Fabryki Mebli Forte SA	9,357	44,087
*	Farmacol SA	11,064	154,063
*	Firma Chemiczna Dwory SA	14,369	600,868
*	Getin Holdings SA	180,220	891,808
	Grupa Kety SA	13,862	865,260
*	Grupa Lotos SA	72,607	1,030,998
*	Impexmetal SA	6,997	576,493
*	Koelner SA	8,603	170,694
	Kredyt Bank SA	54,249	398,939
*	Kroscienskie Huty Szkla Krosno SA	13,892	28,204
*	Lentex SA	10,470	154,068
*	LPP SA	414	134,624
*	MNI SA	43,384	74,405
	Mondi Packaging Paper Swiecie SA	14,147	444,175
*	Mostostal Export SA	77,841	161,760
*	Mostostal Plock SA	1,500	19,564
	Mostostal Siedlce SA	6,694	414,599
*	Mostostal Warszawa SA	6,264	99,034
*	Mostostal Zabrze Holding SA	55,965	148,902
	Netia Holdings SA	271,509	413,652
*	NG2 SA	10,006	157,285
*	Opoczno SA	12,360	171,980
	Orbis SA	41,270	1,189,344
*	PBG SA	4,973	510,255
*	Pekaes SA	12,784	78,301
*	Pfleiderer Grajewo SA	37,205	747,730
*	Polmos Bialystok SA	1,691	57,640
	Polska Grupa Farmaceutyczna SA	10,509	286,238
*	Polski Koncern Miesny Duda SA	31,980	154,818
	Polski Koncern Naftowy Orlen SA	326,842	4,850,966
*	Praterm SA	7,866	110,678
	Prokom Software SA	17,763	938,317
	Prosper SA	5,168	28,766
*	Provimi-Rolimpex SA	15,921	113,542
*	Raciborska Fabryka Kotlow SA	15,272	54,915
*	Sniezka SA	4,311	60,283
*	Stalexport SA	127,402	235,296
	Ster-Projekt SA	40,847	106,182
	Telekomunikacja Polska SA	336,590	2,571,226
*	TVN SA	60,045	528,619
*	Vistula SA	8,153	276,714

20

	Zaklad Przetworstwa Hutniczego Stalprodukt SA	2,786	$765,282
	Zaklady Tluszcowe Kruszwica SA	5,218	109,411
*	Zelmer SA	1,685	28,077
TOTAL COMMON STOCKS			34,375,502

RIGHTS/WARRANTS — (0.0%)
*	Alchemia SA Rights	9,376	108,617
*	Duda SA Rights 03/28/07	31,980	122,300
*	Rafako SA Rights 03/20/07	15,272	133,466
TOTAL RIGHTS/WARRANTS			364,383

TOTAL — POLAND			34,739,885

SOUTH AFRICA — (12.0%)
COMMON STOCKS — (12.0%)
	ABSA Group, Ltd.	169,393	3,214,191
	Adcorp Holdings, Ltd.	28,255	131,819
	Advtech, Ltd.	228,389	105,832
	Aeci, Ltd.	121,777	1,192,660
	Afgri, Ltd.	271,006	243,620
	African Bank Investments, Ltd.	200,189	765,748
	African Oxygen, Ltd.	75,204	313,857
*	African Rainbow Minerals, Ltd.	65,536	880,036
	AG Industries, Ltd.	115,876	89,243
	Alexander Forbes, Ltd.	216,345	491,587
	Allied Electronics Corp., Ltd.	33,124	205,224
	Allied Technologies, Ltd.	51,771	470,394
	Amalgamated Appliance Holdings, Ltd.	95,258	82,753
	Anglo American Platinum Corp., Ltd.	16,066	2,297,910
	AngloGold Ashanti, Ltd.	5,614	246,534
	AngloGold Ashanti, Ltd. Sponsored ADR	47,147	2,077,297
	Argent Industrial, Ltd.	63,252	152,409
	Aspen Pharmacare Holdings, Ltd.	64,564	314,052
*	AST Group, Ltd.	345,273	39,233
	Astral Foods, Ltd.	23,816	345,664
	Aveng, Ltd.	301,717	1,648,523
	AVI, Ltd.	309,523	857,453
	Barloworld, Ltd.	146,512	3,517,102
*	Bell Equipment, Ltd.	53,078	235,563
	Bidvest Group, Ltd.	125,003	2,441,956
	Brandcorp Holdings, Ltd.	23,752	42,602
	Bytes Technology Group, Ltd.	100,181	193,893
	Capitec Bank Holdings, Ltd.	23,774	121,594
	Cashbuild, Ltd.	10,970	77,745
	Caxton & CTP Publishers & Printers, Ltd.	229,285	513,197
	Ceramic Industries, Ltd.	9,393	194,994
	City Lodge Hotels, Ltd.	19,791	207,725
	Datacentrix Holdings, Ltd.	30,023	16,102
	Datatec, Ltd.	151,214	703,678
	Delta Electrical Industries, Ltd.	28,740	75,550
	Dimension Data Holdings PLC	744,881	711,358
	Discovery Holdings, Ltd.	268,130	1,091,199
	Distell Group, Ltd.	63,221	453,788

21

	Distribution & Warehousing Network, Ltd.	66,542	$147,142
	Dorbyl, Ltd.	16,666	34,565
*	Durban Roodeport Deep, Ltd.	132,675	98,208
	Edgars Consolidated Stores, Ltd.	155,574	954,211
	Ellerine Holdings, Ltd.	96,169	1,065,775
*	Enaleni Pharmaceuticals, Ltd.	103,353	69,836
	Enviroserv Holdings, Ltd.	91,049	125,131
	Exxaro Resources, Ltd.	51,445	436,344
	Famous Brands, Ltd.	40,571	89,222
	FirstRand, Ltd.	1,016,981	3,373,216
	Foschini, Ltd.	89,549	808,977
	Gold Fields, Ltd.	64,532	1,128,201
	Gold Fields, Ltd. Sponsored ADR	171,277	3,019,614
	Gold Reef Resorts, Ltd.	127,868	406,783
	Grindrod, Ltd.	288,014	686,837
	Group Five, Ltd.	41,627	293,842
*	Harmony Gold Mining Co., Ltd.	160,475	2,186,680
*	Harmony Gold Mining Co., Ltd. ADR	59,200	818,736
	Highveld Steel & Vanadilum Corp., Ltd.	17,578	198,392
	Hudaco Industries, Ltd.	19,920	202,807
	Iliad Africa, Ltd.	96,245	180,415
	Illovo Sugar, Ltd.	180,665	499,985
	Impala Platinum Holdings, Ltd.	168,111	4,796,415
	Imperial Holdings, Ltd.	138,112	3,137,828
	Investec, Ltd.	146,432	1,735,121
	JD Group, Ltd.	130,976	1,644,441
	Johnic Communications, Ltd.	85,032	1,049,363
*	Kumba Iron Ore, Ltd.	21,558	380,172
	Lewis Group, Ltd.	83,609	787,751
	Liberty Group, Ltd.	101,646	1,127,608
	Massmart Holdings, Ltd.	94,870	1,102,028
	Medi-Clinic Corp., Ltd.	175,173	632,192
*	Merafe Resources, Ltd.	1,506,731	203,530
	Metair Investment, Ltd.	2,436	97,702
*	Metorex, Ltd.	131,326	368,339
	Metropolitan Holdings, Ltd.	590,115	1,241,167
	Mittal Steel South Africa, Ltd.	147,345	2,242,245
	Mr. Price Group, Ltd.	93,503	384,350
	MTN Group, Ltd.	475,985	5,797,233
	Murray & Roberts Holdings, Ltd.	211,386	1,566,907
	Mustek, Ltd.	68,947	103,473
	Mvelaphanda Group, Ltd.	303,651	474,547
	Nampak, Ltd.	477,028	1,534,230
	Naspers, Ltd. Series N	140,312	3,323,966
	Nedbank Group, Ltd.	133,255	2,484,999
	Network Healthcare Holdings, Ltd.	571,146	1,114,035
	New Clicks Holdings, Ltd.	247,628	447,249
	Northam Platinum, Ltd.	118,401	811,404
	Nu-World Holdings, Ltd.	5,222	28,935
	Oceana Group, Ltd.	69,758	152,163
	Omnia Holdings, Ltd.	31,305	276,097
*	Palabora Mining Co., Ltd.	10,120	72,118
*	Peregrine Holdings, Ltd.	120,868	238,031
	Pick’n Pay Stores, Ltd.	88,552	402,729

22

	Pretoria Portland Cement Co., Ltd.	6,095	$355,053
	Primedia, Ltd. N Shares	88,909	280,617
	PSG Group, Ltd.	113,731	435,699
	Rainbow Chicken, Ltd.	183,460	324,087
	Reunert, Ltd.	74,477	789,030
	Sanlam, Ltd.	1,747,032	4,580,198
	Santam, Ltd.	77,145	1,079,707
	Sappi, Ltd.	100,545	1,428,016
	Sappi, Ltd. ADR	126,000	1,819,440
	Sasol, Ltd.	1,232	39,581
	Sasol, Ltd. Sponsored ADR	221,100	7,119,420
*	Scharrig Mining, Ltd.	43,710	102,354
	Shoprite Holdings, Ltd.	204,360	763,815
	Spur Corp., Ltd.	53,011	82,074
	Standard Bank Group, Ltd.	594,153	8,270,926
	Steinhoff International Holdings, Ltd.	739,364	2,668,339
	Sun International, Ltd.	75,362	1,396,952
	Super Group, Ltd.	227,885	394,096
	Telkom South Africa, Ltd.	105,798	2,387,628
	Telkom South Africa, Ltd. Sponsored ADR	10,800	977,400
	The Spar Group, Ltd.	87,637	545,188
*	Tiger Automotive, Ltd.	35,605	68,945
	Tiger Brands, Ltd.	72,648	1,755,677
	Tiger Wheels, Ltd.	43,837	94,318
	Tongaat-Hulett Group, Ltd.	70,039	1,162,157
	Tourism Investment Corp., Ltd.	395,790	125,808
	Trans Hex Group, Ltd.	20,767	43,115
	Trencor, Ltd.	82,523	366,083
	Truworths International, Ltd.	265,188	1,246,078
	UCS Group, Ltd.	93,798	56,376
	Unitrans, Ltd.	21,566	155,173
	Value Group, Ltd.	95,008	37,139
	Wilson Bayly Holme-Ovcon, Ltd.	31,054	365,182
	Woolworths Holdings, Ltd.	398,064	1,120,845

TOTAL — SOUTH AFRICA			125,783,888

SOUTH KOREA — (12.1%)
COMMON STOCKS — (12.1%)
*	Aekyung Petrochemical Co., Ltd.	1,700	31,951
	Amorepacific Corp.	1,650	251,302
	Amorepacific Corp.	409	241,612
*	Asia Cement Manufacturing Co., Ltd.	1,740	78,429
*	Asia Paper Manufacturing Co., Ltd.	3,740	50,771
	Bing Grae Co., Ltd.	2,440	92,701
*	BNG Steel Co., Ltd	5,660	55,512
	Bohae Brewery Co., Ltd.	1,190	23,761
	Bong Shin Co., Ltd.	20,350	23,518
	Boo Kook Securities Co., Ltd.	4,620	85,080
	Boryung Pharmaceutical Co., Ltd.	664	25,479
	Bu Kwang Pharmaceutical Co., Ltd.	4,860	91,730
	BYC Co., Ltd.	190	29,513
	Byuck San Corp.	2,700	41,278
*	Byuck San Engineering and Construction Co., Ltd.	10,240	82,106

23

	Cambridge Members Co., Ltd.	2,300	$49,439
*	Capro Corp.	7,870	20,685
	Cheil Communications, Inc.	1,300	315,391
	Cheil Industrial, Inc.	17,420	718,499
	Choil Aluminum Manufacturing Co., Ltd.	3,320	42,032
#	Chong Kun Dang Pharmaceutical Corp.	1,947	63,981
	Choongwae Pharmaceutical Corp.	1,662	72,032
	Chosun Refractories Co., Ltd.	1,530	92,978
	Chungho Comnet Co., Ltd.	2,520	47,481
#	CJ CGV Co., Ltd.	6,000	109,650
	CJ Corp.	6,489	674,098
	Crown Confectionery Co., Ltd.	470	55,635
*	D.I Corp.	13,030	30,918
	Dae Chang Industrial Co.	3,710	27,705
	Dae Dong Industrial Co., Ltd.	2,250	31,272
	Dae Hyun Co., Ltd.	27,280	25,725
* #	Dae Sang Corp.	10,480	113,885
	Dae Won Kang Up Co., Ltd.	2,560	40,400
#	Daeduck Electronics Co., Ltd.	19,510	159,114
	Daeduck Industries Co., Ltd.	6,900	60,270
	Daegu Bank Co., Ltd.	48,390	828,875
	Daehan City Gas Co., Ltd.	2,420	62,387
	Daehan Fire & Marine Insurance Co, Ltd.	19,730	38,203
	Daehan Flour Mills Co., Ltd.	520	109,867
	Daehan Synthetic Fiber Co., Ltd.	520	72,282
	Daekyo Co., Ltd.	2,430	202,713
#	Daelim Industrial Co., Ltd.	11,390	977,813
	Daelim Trading Co., Ltd.	4,540	24,817
*	Daerim Corp.	1,660	31,692
	Daesang Farmsco	15,810	29,771
	Daesung Industrial Co., Ltd.	1,500	139,721
	Daewon Pharmaceutical Co., Ltd.	5,170	50,576
	Daewoo Engineering & Construction Co., Ltd.	42,110	857,422
	Daewoo International Corp.	9,680	387,415
*	Daewoo Motor Sales Corp.	9,170	247,405
#	Daewoo Securities Co., Ltd.	36,650	681,675
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	23,490	831,458
	Daewoong Co., Ltd.	1,280	31,325
#	Daewoong Pharmaceutical Co., Ltd.	2,080	130,792
	Dahaam E-Tec Co., Ltd.	1,420	46,198
#	Daishin Securities Co., Ltd.	20,160	466,206
*	Daou Technology, Inc.	12,880	82,610
	DC Chemical Co., Ltd.	5,950	287,344
*	Digital Power Communications Co., Ltd.	30,360	43,636
	Dong Ah Tire Industrial Co., Ltd.	5,410	29,663
	Dong Bu Insurance Co., Ltd.	11,170	306,337
	Dong Wha Pharmaceutical Industries Co.	1,310	39,134
#	Dong-A Pharmaceutical Co., Ltd.	2,940	245,644
	Dongbang Agro Co., Ltd.	8,450	38,305
	Dongbang Transport Logistics Co., Ltd.	1,680	30,135
*	Dongbu Corp.	5,030	74,793
*	Dongbu Hannong Chemical Co., Ltd.	3,760	73,977
	Dongbu Securities Co., Ltd.	5,323	83,780
*	Dongbu Steel Co., Ltd.	9,340	82,845

24

* #	DongbuElectronics Co., Ltd.	45,359	$90,864
	Dong-Il Corp.	502	40,450
	Dongkuk Steel Mill Co., Ltd.	18,330	451,084
	Dongsu Industrial Co., Ltd.	1,020	17,441
	Dongwon F&B Co., Ltd.	1,340	97,750
	Dongwon Industries Co., Ltd.	1,200	49,410
*	Dongwon Systems Corp.	31,990	60,220
*	Dongyang Engineering & Construction Corp.	1,070	37,980
#	Dongyang Mechatronics Corp.	5,020	21,475
*	Doosan Corp.	3,400	209,334
	Doosan Heavy Industries & Construction Co., Ltd.	15,890	841,250
* #	Doosan Industrial Development Co., Ltd.	17,280	246,263
	Doosan Infracore Co., Ltd.	14,450	305,978
*	DPI Co., Ltd.	1,541	15,226
	Ducsung Co., Ltd.	5,510	20,024
#	E1 Corp.	1,700	92,510
*	Eagon Industrial Co., Ltd.	2,210	42,816
*	En Paper Manufacturing Co., Ltd.	6,220	24,739
	e-Starco Co., Ltd.	25,580	28,198
	F&F Co., Ltd.	6,240	28,491
*	First Fire & Marine Insurance Co., Ltd.	4,920	22,676
*	Firstech Co., Ltd.	7,616	8,900
	FNC Kolon Corp.	2,500	40,951
*	Foosung Co., Ltd.	11,953	28,432
	Fursys, Inc.	3,230	74,279
	Gaon Cable Co., Ltd.	1,270	35,209
	GIIR, Inc.	1,830	26,363
*	Global & Yuasa Battery Co., Ltd.	5,630	37,020
	Green Cross Corp.	1,010	74,113
*	Green Cross Corp.	2,001	114,264
*	Green Fire Marine Insurance Co., Ltd.	3,560	20,930
	GS Engineering & Construction Corp.	11,230	1,031,616
	GS Holdings Corp.	26,000	891,901
	Gwangju Shinsegae Co., Ltd.	520	81,454
* #	Halla Climate Control Corp.	31,780	348,224
	Halla Engineering & Construction Corp.	4,270	92,157
	Han All Pharmaceutical Co., Ltd.	15,710	34,129
#	Han Kuk Carbon Co., Ltd.	6,400	51,905
	Han Wha Corp.	15,910	564,520
	Han Yang Securities Co., Ltd.	4,430	57,963
	Hana Financial Group, Inc.	40,634	2,163,301
	Handok Pharmaceuticals Co., Ltd.	2,270	35,081
#	Handsome Corp.	9,740	149,220
*	Hanil Cement Manufacturing Co., Ltd.	2,160	176,164
*	Hanil Construction Co., Ltd.	2,570	42,069
*	Hanil E-Wha Co., Ltd.	14,390	36,169
	Hanjin Heavy Industry Co., Ltd.	18,220	572,020
	Hanjin Shipping Co., Ltd.	24,170	817,847
#	Hanjin Transportation Co., Ltd.	3,000	94,537
	Hankook Shell Oil Co., Ltd.	470	29,518
	Hankook Tire Manufacturing Co., Ltd.	43,260	710,639
	Hankuk Electric Glass Co., Ltd.	1,890	37,409
*	Hankuk Glass Industries, Inc.	3,640	135,226
	Hankuk Paper Manufacturing Co., Ltd.	1,760	49,312

25

	Hanmi Capital Co., Ltd.	4,820	$44,306
#	Hanmi Pharm Co., Ltd.	1,905	234,255
	Hansae Co., Ltd.	16,030	48,029
	Hanshin Construction Co., Ltd.	2,840	53,393
*	Hansol Chemical Co., Ltd.	5,000	40,442
	Hansol CSN Co., Ltd.	13,630	48,416
*	Hansol LCD, Inc.	1,270	60,322
* #	Hansol Paper Co., Ltd.	10,770	156,256
	Hanssem Co., Ltd.	5,440	43,721
	Hanwha Chemical Corp.	28,180	402,915
*	Hanwha Non-Life Insurance Co., Ltd.	8,486	95,441
	Hanwha Securities Co., Ltd.	14,580	157,547
	Hanwha Timeworld Co., Ltd.	2,210	34,986
	Hite Brewery Co., Ltd.	3,950	426,811
*	Honam Petrochemical Corp.	6,169	531,242
#	Hotel Shilla, Ltd.	15,700	238,762
*	HS R&A Co., Ltd.	2,540	29,589
	Huchems Fine Chemical Corp.	5,680	58,927
*	Huneed Technologies Co., Ltd.	37,780	39,554
*	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	7,541	46,593
	Husteel Co., Ltd.	2,840	45,953
	Hwa Sung Industrial Co.	4,820	86,109
*	Hwacheon Machine Tool Co., Ltd.	1,740	54,458
	Hwashin Co., Ltd.	12,790	32,836
* #	Hynix Semiconductor, Inc.	28,240	938,102
*	Hyosung Motors & Machinery, Inc.	31,290	26,573
#	Hyosung T & C Co., Ltd.	8,630	257,237
#	Hyundai Auton Co., Ltd.	26,010	204,977
	Hyundai Cement Co., Ltd.	2,340	78,162
*	Hyundai Corp.	4,310	90,312
	Hyundai Department Store Co., Ltd.	6,070	546,249
#	Hyundai Department Store H & S Co., Ltd.	1,490	100,665
	Hyundai Development Co.	20,160	1,220,055
*	Hyundai DSF Co., Ltd.	5,140	49,295
* #	Hyundai Elevator Co., Ltd.	2,520	182,243
*	Hyundai Engineering & Construction Co., Ltd.	9,180	503,971
	Hyundai Heavy Industries Co., Ltd.	8,150	1,396,431
#	Hyundai Hysco	24,990	241,505
#	Hyundai Marine & Fire Insurance Co., Ltd.	23,890	326,809
#	Hyundai Merchant Marine Co., Ltd.	26,331	543,282
	Hyundai Mipo Dockyard Co., Ltd.	3,190	520,208
	Hyundai Mobis	14,830	1,237,205
	Hyundai Motor Co., Ltd.	44,350	3,256,630
	Hyundai Pharmaceutical Ind. Co., Ltd.	1,230	30,548
#	Hyundai Securities Co., Ltd.	54,030	749,082
	Hyundai Steel Co.	20,990	740,770
*	IB Sports, Inc.	1,200	8,573
*	IHQ, Inc.	8,010	45,652
	Il Dong Pharmaceutical Co., Ltd.	1,580	73,100
*	Il Yang Pharmaceutical Co., Ltd.	2,070	52,855
*	Iljin Diamond Co., Ltd.	2,000	31,944
*	Iljin Electric, Ltd.	16,140	52,422
	Ilsung Pharmaceutical Co., Ltd.	800	72,008
#	InziControls Co., Ltd.	4,010	24,929

26

	ISU Chemical Co., Ltd.	3,470	$32,720
	Isupetasys Co., Ltd.	14,910	26,676
	Jahwa Electronics Co., Ltd.	8,280	64,811
	Jeil Mutual Savings Bank	3,200	37,547
	Jeil Pharmaceutical Co.	3,800	27,349
*	Jeonbuk Bank, Ltd.	14,489	134,309
*	Jindo Corp.	8,840	28,579
	Jinheung Mutual Savings Bank Co., Ltd.	5,480	33,172
*	Joongang Construction Co., Ltd.	2,430	34,452
	K.C. Tech Co., Ltd.	11,319	42,355
#	Kangwon Land, Inc.	27,920	533,623
	KCC Corp.	2,100	570,059
*	Keang Nam Enterprises Co., Ltd.	5,190	124,723
*	KEC Corp.	16,042	14,735
*	KEC Holdings Co., Ltd.	5,347	7,836
	Keyang Electric Machinery Co., Ltd.	15,560	31,190
	KG Chemical Corp.	4,650	40,459
* #	Kia Motors Corp.	86,290	1,117,800
	KISWIRE, Ltd.	2,690	78,438
*	Koas Well Co., Ltd.	6,000	57,980
	Kodenshi Korea Corp.	11,990	47,698
	Kolon Chemical Co., Ltd.	3,020	43,003
	Kolon Engineering & Construction Co., Ltd.	5,450	85,992
*	Kolon Industries, Inc.	4,470	71,113
	Kookmin Bank	11,530	1,035,588
*	Kookmin Bank Sponsored ADR	50,940	4,550,980
*	Korea Automotive Systems Co., Ltd.	1,780	48,146
	Korea Cast Iron Pipe Co., Ltd.	9,870	39,950
* #	Korea Circuit Co.	3,970	16,735
	Korea Development Co., Ltd.	3,680	73,025
	Korea Development Leasing Corp.	1,040	57,468
*	Korea Electric Power Corp.	27,510	1,149,642
*	Korea Electric Power Corp. Sponsored ADR	46,100	968,561
	Korea Electric Terminal Co., Ltd.	4,550	75,235
	Korea Exchange Bank	40,430	583,464
*	Korea Express Co., Ltd.	4,413	397,810
	Korea Fine Chemical Co., Ltd.	1,280	24,876
	Korea Flange Co., Ltd.	2,740	29,748
	Korea Gas Corp.	6,390	249,971
	Korea Investment Holdings Co., Ltd.	16,620	831,868
	Korea Iron & Steel Co., Ltd.	3,810	143,215
	Korea Kolmar Co., Ltd.	6,410	25,584
* #	Korea Komho Petrochemical Co., Ltd.	8,650	245,594
	Korea Line Corp.	3,360	192,293
	Korea Mutual Savings Bank	2,080	40,994
	Korea Petrochemical Industry Co., Ltd.	2,920	114,823
	Korea Polyol Co., Ltd.	1,043	49,880
#	Korea Reinsurance Co., Ltd.	22,949	321,083
	Korea Zinc Co., Ltd.	4,390	428,518
	Korean Air Co., Ltd.	16,099	573,236
	Korean Air Terminal Service Co., Ltd.	1,600	66,900
*	Korean French Banking Corp.	23,410	36,835
* #	KP Chemical Corp.	17,680	99,057
	KPC Holdings Corp.	1,163	37,668

27

	KT Corp.	19,320	$865,384
*	KT Corp. ADR	15,800	355,184
	KT Freetel, Ltd.	45,000	1,235,510
	KT&G Corp.	27,400	1,655,538
*	KTB Network, Ltd.	19,130	101,735
	Kukdo Chemical Co., Ltd.	2,150	55,458
	Kumho Electronics Co., Ltd.	1,501	54,234
	Kumho Industrial Co., Ltd.	12,460	252,822
	Kumho Investment Bank	3,100	18,432
	Kumho Tire Co., Inc.	22,000	283,390
	Kunsul Chemical Industrial Co., Ltd.	1,950	29,305
	Kwang Dong Pharmaceutical Co., Ltd.	18,500	57,392
	Kyeryong Construction Industrial Co., Ltd.	2,420	99,412
	Kyobo Securities Co., Ltd.	12,480	131,292
*	Kyungbang Co., Ltd.	350	59,284
	Kyungnam Energy Co., Ltd.	8,290	23,361
*	LG Card Co., Ltd.	9,180	606,219
	LG Chemical, Ltd.	19,670	913,539
	LG Corp.	37,630	1,244,891
	LG Dacom Corp.	13,780	293,789
	LG Electronics, Inc.	39,390	2,503,654
	LG Fashion Corp.	8,772	198,411
	LG Household & Healthcare Co., Ltd.	2,460	300,068
#	LG International Corp.	11,628	254,270
* #	LG Life Sciences, Ltd.	2,700	113,941
	LG Petrochemical Co., Ltd.	13,370	420,161
* #	LG Phillips LCD Co., Ltd.	38,000	1,252,525
	LIG Non-Life Insurance Co., Ltd.	14,700	254,821
	Lotte Chilsung Beverage Co., Ltd.	260	354,816
	Lotte Confectionary Co., Ltd.	399	511,284
*	Lotte Midopa Co., Ltd.	11,160	170,018
	Lotte Sam Kang Co., Ltd.	548	95,482
	LS Cable, Ltd.	9,340	340,251
#	LS Industrial Systems Co., Ltd.	4,680	144,205
	Meritz Fire Marine Insurance Co., Ltd.	13,910	102,480
	Meritz Securities Co., Ltd.	10,350	90,570
	Miwon Commercial Co., Ltd.	1,060	32,432
	Moorim Paper Co., Ltd.	6,190	53,450
	Motonic Corp.	590	31,919
	Namhae Chemical Corp.	15,890	60,730
* #	Namkwang Engineering & Construction Co., Ltd.	5,990	35,772
	Namyang Dairy Products Co., Ltd.	220	186,850
*	Nasan Co., Ltd.	2,220	42,026
* #	NCsoft Corp.	3,940	218,745
	Nexen Corp.	1,550	33,206
	Nexen Tire Corp.	4,420	79,000
	NH Investment & Securities Co., Ltd.	9,570	110,361
#	Nong Shim Co., Ltd.	1,200	331,391
	Nong Shim Holdings Co., Ltd.	1,470	131,729
	Noroo Paint Co., Ltd.	3,854	16,534
*	Orientbio, Inc.	15,820	34,712
	ORION Corp.	850	207,556
	Ottogi Corp.	1,220	111,778
	Pang Rim Co., Ltd.	2,820	50,637

28

* #	Pantech & Curitel Communications, Inc.	29,550	$13,460
* #	Pantech Co., Ltd.	26,260	25,529
	PaperCorea, Inc.	7,930	47,112
	Pohang Coated Steel Co., Ltd.	600	10,425
	Poong Lim Industrial Co., Ltd.	10,310	81,791
	Poong San Corp.	7,800	161,825
	POSCO	4,270	1,602,612
	POSCO Sponsored ADR	68,440	6,344,388
*	Prime Entertainment Co., Ltd.	7,140	10,319
	Pulmuone Co., Ltd.	1,810	56,541
	Pum Yang Construction Co., Ltd.	3,390	40,025
	Pusan Bank	48,560	674,581
	Pusan City Gas Co., Ltd.	2,920	63,425
*	Pyung Hwa Holdings Co., Ltd.	5,365	17,801
	Pyung Hwa Industrial Co., Ltd.	2,682	10,815
*	RNL BIO Co., Ltd.	2,659	8,229
	S&T Corp.	1,980	53,698
	S&T Daewoo Co., Ltd.	3,680	74,646
	S&T Dynamics Co., Ltd.	8,916	54,973
	S1 Corp.	5,140	205,727
*	Saehan Industries, Inc.	15,040	87,374
*	Saehan Media Corp.	21,660	53,290
#	Sam Jin Pharmaceutical Co., Ltd.	646	32,833
	Sam Kwang Glass Industrial Co., Ltd.	2,130	42,253
	Sambu Construction Co., Ltd.	2,890	93,122
	Samchully Co., Ltd.	1,200	185,287
*	Samho International Co., Ltd.	4,837	58,837
	Samhwa Crown and Closure Co., Ltd.	1,770	26,906
	Samhwa Paints Industrial Co., Ltd.	9,710	31,693
*	Samick Musical Instruments Co., Ltd.	22,800	19,977
*	Samsung Climate Control Co., Ltd.	4,190	33,065
	Samsung Corp.	59,670	1,965,380
#	Samsung Electro-Mechanics Co., Ltd.	20,360	769,948
	Samsung Electronics Co., Ltd.	23,700	14,314,219
	Samsung Engineering Co., Ltd.	9,610	526,176
#	Samsung Fine Chemicals Co., Ltd.	5,920	158,006
	Samsung Fire and Marine Insurance, Ltd.	9,700	1,715,204
	Samsung Heavy Industries Co., Ltd.	52,700	1,295,916
#	Samsung SDI Co., Ltd.	14,971	1,007,018
	Samsung Securities Co., Ltd.	20,620	1,155,917
#	Samsung Techwin Co., Ltd.	10,610	394,655
	Samwhan Corp.	3,010	66,082
	Samyang Corp.	2,240	127,255
*	Samyang Foods Co., Ltd.	1,990	41,751
	Samyang Genex Co., Ltd.	1,020	95,685
	Samyang Tongsang Co., Ltd.	720	18,247
	Samyoung Electronics Co., Ltd.	6,570	53,516
*	SAVEZONE I&C Corp.	16,940	31,758
*	SC Engineering Co., Ltd.	3,275	9,566
	Seah Besteel Corp.	10,240	176,077
*	Seah Holdings Corp.	980	88,713
	Seah Steel Corp.	2,230	84,326
	Sebang Co., Ltd.	5,060	46,000
	Sejong Industrial Co., Ltd.	6,520	29,189

29

*	Sempio Foods Co.	2,280	$53,987
	Seoul City Gas Co., Ltd.	1,090	76,854
	Seoul Securities Co., Ltd.	30,169	45,895
*	Serim Paper Manufacturing Co., Ltd.	4,750	96,420
*	Seshin Co., Ltd.	978	1,973
*	Sewon Cellontech Co., Ltd.	10,964	72,638
*	Sewoo Global Co., Ltd.	23,010	28,950
	Shin Heung Securities Co., Ltd.	3,960	48,305
	Shin Won Corp.	1,350	30,731
	Shin Young Securities Co., Ltd.	2,980	148,050
*	Shinhan Engineering & Construction Co., Ltd.	8,930	41,081
	Shinhan Financial Group Co., Ltd.	32,360	1,825,161
*	Shinhan Financial Group Co., Ltd. ADR	14,010	1,575,004
*	Shinpoong Pharmaceutical Co., Ltd.	1,300	31,931
	Shinsegae Co., Ltd.	2,579	1,487,855
	Shinsegae Engineering & Construction Co., Ltd.	870	33,439
	Shinsung Engineering Co., Ltd.	6,720	24,103
*	Silla Trading Co., Ltd.	11,190	51,585
	Sindo Ricoh Co., Ltd.	3,220	172,406
	SJM Co., Ltd.	7,780	33,941
	SK Chemicals Co., Ltd.	7,184	306,729
	SK Corp., Ltd.	45,912	3,907,776
	SK Gas Co., Ltd.	2,600	156,935
* #	SK Networks Co., Ltd.	28,000	875,663
	SK Telecom Co., Ltd.	3,590	746,087
	SK Telecom Co., Ltd. ADR	38,100	868,680
	SKC Co., Ltd.	10,040	212,528
	SL Corp.	3,300	21,421
	S-Oil Corp.	7,710	558,482
	Solomon Mutual Savings Bank	2,980	54,003
*	Ssangyong Cement Industry Co., Ltd.	24,357	314,893
*	Ssangyong Corp.	948	14,454
* #	Ssangyong Motor Co.	37,280	222,999
* #	STX Corp.	8,080	229,151
*	STX Engine Co., Ltd.	6,000	180,814
* #	STX Shipbuilding Co., Ltd.	13,986	282,333
*	Sudo Pharmaceutical Industry Co., Ltd.	12,580	21,891
	Suheung Capsule Co., Ltd.	2,500	14,945
	Sung Bo Chemicals Co., Ltd.	1,020	34,932
	Sung Chang Enterprise Co., Ltd.	2,780	63,302
*	Sung Shin Cement Co., Ltd.	5,820	97,599
	Sungjee Construction Co., Ltd.	2,570	47,174
*	Sungwon Corp.	8,110	45,600
	Sunjin Co., Ltd.	1,240	50,293
	Sunkyong Securities Co., Ltd.	71,320	98,042
	Tae Kwang Industrial Co., Ltd.	160	134,698
	Tae Kyung Industrial Co., Ltd.	10,960	27,593
* #	Tae Young Corp.	2,600	183,337
	Taegu Department Store Co., Ltd.	4,530	77,041
#	Tai Han Electric Wire Co., Ltd.	14,670	330,518
*	Taihan Textile Co., Ltd.	620	53,584
*	Telcoware Co., Ltd.	2,000	23,129
* #	Tong Yang Investment Bank	27,790	308,960
* #	Tong Yang Major Corp.	10,900	76,093

30

*	TRYBRANDS, Inc.	5,000	$27,904
	TS Corp.	1,070	37,498
*	Uangel Corp.	6,570	50,390
*	Uni Chem Co., Ltd.	21,050	25,929
*	Unid Co., Ltd.	2,000	40,487
	Union Steel Manufacturing Co., Ltd.	2,780	63,535
*	Uniquest Corp.	7,000	50,495
*	VGX International, Inc.	4,574	31,677
	Whanin Pharmaceutical Co., Ltd.	3,640	67,195
	Woongjin Coway Co., Ltd.	11,370	318,104
#	Woongjin.Com Co., Ltd.	8,760	146,501
#	Woori Investment & Securities Co., Ltd.	40,164	900,754
	WooSung Feed Co., Ltd.	20,370	36,668
	YESCO Co., Ltd.	2,210	70,422
	Yoosung Enterprise Co., Ltd.	9,370	42,873
#	Youlchon Chemical Co., Ltd.	8,320	78,280
#	Youngone Corp.	13,910	74,734
	Youngpoong Corp.	500	122,235
#	Yuhan Corp.	2,520	403,470
	Yuhwa Securities Co., Ltd.	4,570	84,166
*	Yungjin Pharm Co., Ltd.	13,000	28,037
*	Yuyang Telecom Co., Ltd.	2,250	24,513
*	YUYU, Inc.	2,440	47,536
TOTAL COMMON STOCKS			126,338,303

RIGHTS/WARRANTS — (0.0%)
*	Jeonbuk Bank, Ltd. Rights 03/16/07	1,457	3,684

TOTAL — SOUTH KOREA			126,341,987

TAIWAN — (12.0%)
COMMON STOCKS — (12.0%)
*	A.G.V. Products Corp.	146,000	35,241
	Aaeon Technology, Inc.	14,420	13,033
	Ability Enterprise Co., Ltd.	117,439	102,846
*	Abocom Systems, Inc.	91,000	51,766
	Acbel Polytech, Inc.	225,300	99,312
*	Accton Technology Corp.	275,000	174,882
	Acer, Inc.	856,037	1,591,683
*	Advanced Semiconductor Engineering, Inc.	522,663	602,572
*	Advanced Semiconductor Engineering, Inc. ADR	37,200	219,480
	Advantech Co., Ltd.	72,019	253,468
	Altek Corp.	82,145	153,256
	Ampoc Far East Co., Ltd.	75,000	35,589
*	Amtran Technology Co., Ltd.	171,000	134,463
	Apex Biotechnology Corp.	39,000	54,796
*	Arima Communication Corp.	147,000	124,502
*	Arima Computer Corp.	422,000	100,006
	Arima Optoelectronics Corp.	39,595	56,232
	Asia Cement Corp.	765,918	759,803
	Asia Chemical Corp.	133,000	58,901
	Asia Polymer Corp.	131,000	54,159
*	Asia Vital Components Co., Ltd.	115,000	74,902

31

	Asustek Computer, Inc.	497,200	$1,292,140
	Aten International Co., Ltd.	27,719	96,329
	AU Optronics Corp.	1,369,409	1,926,965
*	AU Optronics Corp. ADR	9,600	135,840
	Audix Co., Ltd.	48,027	55,918
	Aurora Corp.	52,000	31,137
	Avermedia Technologies, Inc.	60,100	73,427
	Avision, Inc.	95,909	62,404
	Bank of Kaohsiung Co., Ltd.	276,000	156,183
	Basso Industry Corp., Ltd.	59,427	73,732
*	Behavior Tech Computer Corp.	131,000	51,977
*	Benq Corp.	1,387,850	662,538
	Bes Engineering Corp.	921,000	198,274
*	Biostar Microtech International Corp.	74,880	45,644
	C Sun Manufacturing, Ltd.	54,000	38,276
*	Carnival Industrial Corp.	120,000	24,922
	Catcher Co., Ltd.	64,860	629,811
	Cathay Chemical Works, Inc.	98,000	37,464
	Cathay Financial Holdings Co., Ltd.	999,058	2,135,467
*	Cathay Real Estate Development Co., Ltd.	470,000	307,745
	Central Reinsurance Co., Ltd.	299,000	115,105
	Chain Qui Development Co., Ltd.	24,000	19,913
*	Champion Building Materials Co., Ltd.	124,000	58,791
*	Chang Hwa Commercial Bank	2,016,000	1,306,783
*	Charoen Pokphand Enterprises Co., Ltd.	47,000	14,895
	Cheng Loong Corp.	689,000	267,834
	Cheng Shin Rubber Industry Co., Ltd.	281,623	269,646
	Cheng Uei Precision Industry Co., Ltd.	83,031	300,706
	Chenming Mold Industrial Corp.	90,000	32,852
	Chi Mei Optoelectronic Corp.	1,801,950	1,775,654
*	Chia Her Industrial Co., Ltd.	140,000	14,961
*	Chia Hsin Cement Corp.	341,000	197,537
	Chicony Electronics Co., Ltd.	89,250	135,281
*	Chien Shing Stainless Steel Co., Ltd.	115,000	39,487
	Chilisin Electronics Corp.	69,681	49,216
*	China Airlines	854,410	395,112
	China Chemical & Pharmaceutical Co.	120,000	40,852
	China Development Financial Holding Corp.	4,531,690	2,050,558
	China Ecotek Corp.	60,000	41,327
	China Electric Manufacturing Co., Ltd.	155,220	79,088
*	China General Plastics Corp.	141,000	35,792
	China Glaze Co., Ltd.	108,000	47,327
	China Hi-Ment Corp.	46,350	42,821
*	China Life Insurance Co., Ltd.	408,000	207,346
*	China Man-Made Fiber Co., Ltd.	713,662	153,587
	China Metal Products Co., Ltd.	53,975	96,590
	China Motor Co., Ltd.	373,001	352,281
*	China Petrochemical Development Corp.	1,174,000	335,468
	China Steel Chemical Corp.	49,840	86,997
	China Steel Corp.	2,007,994	2,202,731
	China Steel Structure Co., Ltd.	67,000	31,881
	China Synthetic Rubber Corp.	214,000	217,962
*	China United Trust & Investment Corp.	50,053	4,178
*	China Wire & Cable Co., Ltd.	203,000	42,231

32

	Chinatrust Financial Holdings Co., Ltd.	2,378,243	$1,859,562
	Chinese Maritime Transport, Ltd.	61,600	77,317
	Ching Feng Home Fashions Industries Co., Ltd.	135,000	34,626
	Chin-Poon Industrial Co., Ltd.	183,000	133,271
	Chroma Ate, Inc.	89,164	124,524
	Chun Yu Works & Co., Ltd.	130,000	44,601
	Chun Yuan Steel Industrial Co., Ltd.	212,100	93,033
	Chung Hsin Electric & Machinery Co., Ltd.	199,000	111,849
*	Chung Hung Steel Corp.	323,000	173,753
	Chung Hwa Pulp Corp.	306,000	156,227
*	Chungwa Picture Tubes Co., Ltd.	3,797,604	707,571
*	Clevo Co.	238,000	203,819
*	CMC Magnetics Corp.	1,776,000	528,924
	Collins Co., Ltd.	258,000	79,673
	Compal Communications, Inc.	61,900	204,470
	Compal Electronics, Inc.	1,688,468	1,451,182
*	Compeq Manufacturing Co., Ltd.	702,000	299,520
	Continental Engineering Corp.	369,667	307,678
	Cosmo Electronics Corp.	45,000	56,211
*	Cosmos Bank Taiwan	1,012,000	396,973
	CTCI Corp.	236,351	221,293
	CX Technology Co., Ltd..	24,000	16,188
*	Cyberhome Entertainment Co., Ltd.	148,000	3,908
	Cybertan Technology, Inc.	73,500	154,123
	Cyntec Co., Ltd.	55,855	77,872
*	Da-Cin Construction Co., Ltd.	129,809	50,104
	Data Systems Consulting Co., Ltd.	54,441	57,738
*	Delpha Construction Co., Ltd.	199,000	50,263
	Delta Electronics Industrial Co., Ltd.	310,220	989,868
	Depo Auto Parts Industrial Co., Ltd.	57,634	153,311
	Diamond Flower Electric Instrument Co., Ltd.	31,620	68,555
	D-Link Corp.	282,910	403,305
	E.Sun Financial Holding Co., Ltd.	1,493,255	971,618
	Eastern Media International	691,922	172,673
	Eclat Textile Co., Ltd.	68,000	48,473
	Edom Technology Co., Ltd.	50,600	22,442
	Elan Microelectronics Corp.	179,974	166,814
*	Elite Material Co., Ltd.	108,324	51,529
	Elite Semiconductor Memory Technology, Inc.	84,788	158,634
	Elitegroup Computer Systems Co., Ltd.	376,460	197,484
	Enlight Corp.	106,000	35,023
*	EnTie Commercial Bank	669,000	183,949
	Epistar Corp.	89,338	308,877
	Eten Information Systems, Ltd.	59,351	62,124
	Eternal Chemical Co., Ltd.	119,590	201,647
	Eva Airways Corp.	870,245	365,985
*	Everest Textile Co., Ltd.	303,064	64,218
	Evergreen International Storage & Transport Corp.	582,000	303,395
	Evergreen Marine Corp., Ltd.	592,170	379,631
	Everlight Chemical Industrial Corp.	158,000	78,783
	Everlight Electronics Co., Ltd.	69,900	256,412
*	Everspring Industry Co., Ltd.	142,000	33,557
*	Evertop Wire Cable Corp.	92,000	45,559
	Excel Cell Electronics Co., Ltd.	51,000	38,358

33

	Far East Textile, Ltd.	1,205,965	$1,009,895
	Far Eastern Department Stores, Ltd.	480,860	335,396
	Far Eastern International Bank	899,265	482,953
	Federal Corp.	152,960	111,779
	Feng Hsin Iron & Steel Co., Ltd.	224,700	301,840
	Feng Tay Enterprise Co., Ltd.	185,860	149,135
	First Copper Technology Co., Ltd.	147,000	68,173
	First Financial Holding Co., Ltd.	1,776,386	1,284,811
	First Hotel	70,870	80,677
*	First Steamship Co., Ltd.	73,000	73,218
*	Flytech Technology Co., Ltd.	20,000	52,709
	Formosa Chemicals & Fiber Co., Ltd.	1,065,830	2,057,314
*	Formosa Epitaxy, Inc.	60,000	50,512
	Formosa International Hotels Corp.	13,078	152,315
	Formosa Plastics Corp.	1,196,271	2,103,517
	Formosa Taffeta Co., Ltd.	441,460	343,017
*	Formosan Rubber Group, Inc.	184,000	137,072
	Fortune Electric Co., Ltd.	87,000	45,744
	Foxconn Technology Co., Ltd.	72,320	776,780
	Fu Sheng Industrial Co., Ltd.	381,644	348,653
	Fubon Financial Holding Co., Ltd.	1,648,000	1,501,205
*	Fuh-Hwa Financial Holding Co., Ltd.	313,292	148,992
	Fwuson Industry Co., Ltd.	166,000	43,688
	G Shank Enterprise Co., Ltd.	42,900	78,837
*	G.T.M. Corp.	61,000	48,455
	Giant Manufacture Co., Ltd.	112,000	168,813
*	Giga Storage Corp.	124,000	22,921
	Giga-Byte Technology Co., Ltd.	467,750	359,978
	Globe Union Industrial Corp.	78,895	94,729
	Gold Circuit Electronics, Ltd.	211,000	181,603
	Goldsun Development & Construction Co., Ltd.	633,196	360,824
	Good Will Instrument Co., Ltd.	60,000	43,217
	Gordon Auto Body Parts Co., Ltd.	104,030	56,696
*	Grand Pacific Petrochemical Corp.	242,000	81,234
	Grape King, Inc.	106,000	35,125
	Great China Metal Industry Co., Ltd.	144,000	80,985
	Great Taipei Gas Co., Ltd.	200,000	117,993
	Great Wall Enterprise Co., Ltd.	236,000	181,560
	Greatek Co., Ltd.	118,784	160,019
	Hanpin Co., Ltd.	80,000	43,350
	Hey Song Corp.	303,000	142,814
	High Tech Computer Corp.	67,720	963,097
*	Highwealth Construction Corp.	110,000	148,748
*	Hitron Technologies, Inc.	98,000	39,752
*	Ho Tung Holding Corp.	242,000	54,182
*	Hocheng Corp.	167,000	68,274
*	Hold-Key Electric Wire & Cable Co., Ltd.	143,000	35,864
	Hon Hai Precision Industry Co., Ltd.	733,470	4,928,785
	Hong Tai Electric Industrial Co., Ltd.	194,000	112,664
*	Hong Yi Fiber Industry Co., Ltd.	148,000	39,526
	Honmyue Enterprise Co., Ltd.	116,000	31,872
*	Hota Industrial Manufacturing Co., Ltd.	24,000	35,100
	Hotai Motor Co., Ltd.	161,000	392,532
	Hsin Kuang Steel Co., Ltd.	103,328	73,441

34

	Hsing Ta Cement Co., Ltd.	154,000	$55,901
*	Hua Eng Wire & Cable Co., Ltd.	314,000	100,183
	Hua Nan Financial Holding Co., Ltd.	1,405,040	1,058,511
*	Huang Hsiang Construction Corp.	71,000	166,578
	Hung Ching Development & Construction Co., Ltd.	127,000	74,606
	Hung Poo Construction Corp.	125,000	126,934
	Hung Sheng Construction Co., Ltd.	281,000	200,968
*	Hwa Fong Rubber Co., Ltd.	200,000	49,551
*	Ichia Technologies, Inc.	127,000	143,028
	I-Chiun Precision Industry Co., Ltd.	64,011	84,620
	Inernational Semiconductor Technology, Ltd.	142,177	113,286
	Infortrend Technology, Inc.	59,440	92,741
	Inventec Corp.	591,779	460,510
*	ITE Technology, Inc.	29,000	51,632
*	Jean Co., Ltd.	90,000	21,847
	Johnson Health Tech Co., Ltd.	31,850	253,582
	Jui Li Enterprise Co., Ltd.	37,000	10,284
	K Laser Technology, Inc.	79,000	80,243
	Kang Na Hsiung Co., Ltd.	115,000	56,866
*	Kao Hsing Chang Iron & Steel Corp.	192,000	36,804
	Kaulin Manufacturing Co., Ltd.	106,800	79,533
*	Kee Tai Properties Co., Ltd.	150,700	138,965
*	Kenda Rubber Industrial Co., Ltd.	164,785	92,151
*	Kian Shen Corp.	38,000	28,857
	King Yuan Electronics Co., Ltd.	588,716	463,118
*	Kingdom Construction Co., Ltd.	231,000	111,224
*	King’s Town Bank	509,653	153,679
*	King’s Town Construction Co., Ltd.	87,933	88,856
	Kinpo Electronics, Inc.	830,200	308,044
	Kinsus Interconnect Technology Corp.	73,344	241,526
	Knowledge-Yield-Excellence Systems Corp.	84,838	99,251
	Kung Long Batteries Industrial Co., Ltd.	47,000	53,639
*	Kuoyang Construction Co., Ltd.	151,000	133,212
*	Kwong Fong Industries Corp.	361,000	114,022
*	Lan Fa Textile Co., Ltd.	256,000	61,623
	Largan Precision Co., Ltd.	30,522	402,212
*	Lead Data Co., Ltd.	243,000	44,190
*	Leader Electronics, Inc.	60,000	48,480
*	Leadtek Research, Inc.	174,000	49,789
*	Lealea Enterprise Co., Ltd.	305,000	63,211
	Lee Chang Yung Chemical Industry Corp.	240,350	237,042
	Lee Chi Enterprises Co., Ltd.	100,000	47,761
	Lelon Co., Ltd.	89,000	56,590
*	Leofoo Development Co., Ltd.	127,000	95,175
	Les Enphants Co., Ltd.	43,000	35,174
*	Li Peng Enterprise Co., Ltd.	155,000	45,315
	Li Shin International Enterprise Corp.	115,412	82,379
	Lian Hwa Foods Corp.	112,000	35,342
	Lien Hwa Industrial Corp.	229,499	112,100
*	Lingsen Precision Industries, Ltd.	106,000	43,123
	Lite-On Technology Corp.	971,537	1,382,186
	Long Bon Development Co., Ltd.	176,000	140,840
	Long Chen Paper Co., Ltd.	262,000	127,331
	Lucky Cement Corp.	134,000	38,317

35

*	Macronix International Co., Ltd.	1,825,974	$727,352
	Makalot Industrial Co., Ltd.	29,000	63,847
	Mayer Steel Pipe Corp.	67,100	57,880
	Media Tek, Inc.	136,120	1,466,681
	Mega Financial Holding Co., Ltd.	4,353,000	2,879,082
	Meiloon Co., Ltd.	123,460	76,452
*	Mercuries & Associates, Ltd.	137,000	51,883
*	Mercuries Data Co., Ltd.	203,000	49,316
	Merida Industry Co., Ltd.	102,000	110,124
	Merry Electronics Co., Ltd.	37,320	109,296
*	Microelectronics Technology, Inc.	234,000	101,564
	Micro-Star International Co., Ltd.	543,274	401,382
	Min Aik Technology Co., Ltd.	18,000	32,868
	Mirle Automation Corp.	54,537	56,198
	Mitac International Corp.	406,186	442,131
	Mitac Technology Corp.	197,281	82,219
	Mobiletron Electronics Co., Ltd.	43,000	48,775
	Mospec Seminconductor Corp.	79,000	43,163
*	Mustek Systems, Inc.	117,000	22,791
	Nak Sealing Technologies Corp.	31,000	47,834
*	Namchow Chemical Industrial Co., Ltd.	194,000	51,628
	Nan Ya Plastic Corp.	1,717,557	2,882,662
	Nankang Rubber Tire Co., Ltd.	86,800	130,575
	Nantex Industry Co., Ltd.	122,960	72,327
	Nanya Technology Co., Ltd.	843,400	642,225
	National Petroleum Co., Ltd.	112,000	90,070
	Nien Hsing Textile Co., Ltd.	228,000	136,813
	Nien Made Enterprise Co., Ltd.	120,360	113,132
	Ocean Plastics Co., Ltd.	161,000	86,941
*	Optimax Technology Corp.	278,654	155,636
*	Opto Tech Corp.	226,000	143,654
	Oriental Union Chemical Corp.	331,893	228,764
*	Pacific Construction Co., Ltd.	332,000	73,830
*	Pan Jit International, Inc.	107,949	92,599
	Pan-International Industrial Corp.	102,900	239,119
*	PC Home Online	46,000	45,177
	Phihong Technology Co., Ltd.	157,975	118,664
	Phoenix Precision Technology Corp.	206,748	227,458
	Phoenixtec Power Co., Ltd.	157,000	162,660
	Pihsiang Machinery Mfg. Co., Ltd.	70,000	115,967
	Pou Chen Corp.	661,156	713,012
	President Chain Store Corp.	147,000	352,304
*	Primax Electronics, Ltd.	140,000	67,426
	Prince Housing & Development Corp.	344,000	235,290
*	Prodisc Technology, Inc.	603,000	79,187
*	Promise Technology, Inc.	44,000	52,574
	Quanta Computer, Inc.	371,149	620,196
*	Quintain Steel Co., Ltd.	200,000	42,427
	Radium Life Tech Corp.	81,658	132,558
	Ralec Electronic Corp.	21,252	19,681
	Realtek Semiconductor Corp.	316,050	514,417
*	Reward Wool Industry Corp.	149,000	35,579
*	Rexon Industrial Corp., Ltd.	118,000	36,253
	Richtek Technology Corp.	22,050	206,596

36

*	Ritek Corp.	1,701,000	$408,228
	Ruentex Development Co., Ltd.	247,000	193,322
	Ruentex Industries, Ltd.	266,000	181,796
*	Sampo Corp.	358,584	80,242
	San Fang Chemical Industry Co., Ltd.	131,000	94,006
	Sanyang Industrial Co., Ltd.	465,000	287,588
	Sanyo Electric Co., Ltd.	150,000	100,497
	SDI Corp.	102,000	143,783
*	Senao International Co., Ltd.	61,000	69,867
*	Shan-Loong Transportation Co., Ltd.	106,000	51,247
	Sheng Yu Steel Co., Ltd.	169,000	164,148
	Shihlin Electric & Engineering Corp.	221,000	225,453
*	Shihlin Paper Corp.	69,000	107,024
	Shin Kong Financial Holding Co., Ltd.	917,021	895,168
	Shinkong Co., Ltd.	115,560	61,699
*	Shinkong Synthetic Fibers Co., Ltd.	654,000	164,667
	Shuttle, Inc.	59,000	22,754
*	Sigurd Microelectronics Corp.	80,000	53,208
	Silicon Integrated Systems Corp.	709,961	381,424
	Siliconware Precision Industries Co., Ltd.	781,515	1,373,624
	Silitech Technology Corp.	41,476	161,943
	Sincere Navigation Corp.	140,400	202,986
*	Sinkang Industries Co., Ltd.	59,000	64,768
	Sinkong Spinning Co., Ltd.	143,025	129,421
	Sinon Corp.	175,000	52,845
	SinoPac Holdings Co., Ltd.	3,558,000	1,770,954
*	Sintek Photronics Corp.	448,167	81,879
	Sinyi Realty, Inc.	40,200	108,518
	Sitronix Technology Corp.	30,578	97,774
	Siward Crystal Technology Co., Ltd.	64,046	45,234
*	Solelytex Enterprise Corp.	66,000	69,717
*	Solomon Technology Corp.	275,000	81,968
	South East Soda Manufacturing Co., Ltd.	95,000	46,965
	Southeast Cement Co., Ltd.	227,000	68,062
	SPI Electronic Co., Ltd.	28,125	38,500
	Spirox Corp.	63,669	53,537
	Springsoft, Inc.	60,789	99,533
	Standard Chemical & Pharmaceutical Co., Ltd.	82,400	49,099
*	Standard Foods Taiwan, Ltd.	147,000	63,962
	Stark Technology, Inc.	66,000	33,145
	Sunonwealth Electric Machine Industry Co., Ltd.	80,000	51,785
	Sunplus Technology Co., Ltd.	302,101	348,220
	Sunrex Technology Corp.	89,200	103,309
	Synnex Technology International Corp.	378,950	427,787
*	Sysware Systex Corp.	96,993	100,922
	T JOIN Transportation Co.	248,000	180,674
	Ta Chen Stainless Pipe Co., Ltd.	113,756	153,892
	Ta Chong Bank, Ltd.	1,087,000	351,527
	Ta Ya Electric Wire & Cable Co., Ltd.	310,933	137,991
	Ta Yih Industrial Co., Ltd.	38,000	30,604
	Tah Hsin Industrial Corp.	82,000	55,346
*	Tai Roun Products Co., Ltd.	152,000	36,793
	Ta-I Technology Co., Ltd.	40,700	113,789
*	Taichung Commercial Bank	721,000	170,228

37

	Tainan Enterprises Co., Ltd.	42,420	$68,986
*	Tainan Spinning Co., Ltd.	810,000	363,598
*	Taishin Financial Holdings Co., Ltd.	2,878,385	1,497,938
*	Taisun Enterprise Co., Ltd.	142,800	31,504
*	Taita Chemical Co., Ltd.	161,000	44,530
	Taiwan Acceptance Corp.	96,000	58,402
*	Taiwan Business Bank	1,592,118	493,629
	Taiwan Cement Corp.	1,394,105	1,142,548
	Taiwan Cooperative Bank	1,470,015	1,062,010
	Taiwan Fire & Marine Insurance Co., Ltd.	164,000	103,026
*	Taiwan Flourescent Lamp Co., Ltd.	119,000	15,471
	Taiwan Fu Hsing Industrial Co., Ltd.	73,000	61,566
	Taiwan Glass Ind. Corp.	445,756	363,705
	Taiwan Hon Chuan Enterprise Co., Ltd.	58,953	50,303
	Taiwan Kai Yih Industrial Co., Ltd.	61,240	35,410
*	Taiwan Kolin Co., Ltd.	388,000	103,305
	Taiwan Life Insurance Co., Ltd	139,210	180,388
	Taiwan Mask Corp.	216,000	122,885
	Taiwan Navigation Co., Ltd.	153,720	140,766
	Taiwan Paiho Co., Ltd.	68,816	62,011
	Taiwan Polypropylene Co., Ltd.	121,000	114,704
*	Taiwan Pulp & Paper Corp.	157,000	44,418
	Taiwan Sakura Corp.	146,000	43,969
	Taiwan Secom Co., Ltd.	84,932	140,650
	Taiwan Semiconductor Manufacturing Co., Ltd.	3,906,878	7,983,591
	Taiwan Sogo Shinkong Security Co., Ltd.	140,680	126,851
*	Taiwan Styrene Monomer Corp.	298,220	125,722
*	Taiwan Tea Corp.	383,654	79,697
	Taiyen Biotech Co., Ltd.	111,000	64,725
*	Tatung Co., Ltd.	2,222,000	963,704
*	Teapo Electronic Corp.	190,000	46,526
	Teco Electric & Machinery Co., Ltd.	1,121,000	588,470
	Tecom, Ltd.	176,000	74,390
	Ten Ren Tea Co., Ltd.	39,000	37,064
	Test-Rite International Co., Ltd.	205,600	116,601
	Tex-Ray Industrial Co., Ltd.	84,000	35,592
	The Ambassador Hotel	129,000	148,630
*	The Chinese Bank	830,000	40,555
	The First Insurance Co., Ltd.	167,000	84,546
	Thinking Electronic Industrial Co., Ltd.	34,000	27,429
	Thye Ming Industrial Co., Ltd.	84,000	72,647
	Ton Yi Industrial Corp.	622,000	244,443
	Tong Yang Industry Co., Ltd.	163,000	147,371
	Transcend Information, Inc.	67,183	180,790
	Tsann Kuen Enterprise Co., Ltd.	92,660	89,089
	TSRC Corp.	269,650	193,298
	Tung Ho Steel Enterprise Corp.	309,400	331,193
*	Twinhead International Corp.	301,000	46,420
*	TYC Brother Industrial Co., Ltd.	97,000	70,366
*	Tycoons Group Enterprise Co., Ltd.	145,000	30,301
	Tyntek Corp.	60,249	50,253
	Tze Shin International Co., Ltd.	83,000	49,812
	U-Ming Marine Transport Corp.	182,200	268,350
*	Union Bank of Taiwan	1,078,000	287,195

38

*	Union Insurance Co., Ltd.	324,000	$40,634
	Uni-President Enterprises Corp.	1,007,000	965,025
	Unitech Electronics Co., Ltd.	78,000	36,038
	Unitech Printed Circuit Board Corp.	178,000	91,462
	United Integration Service Co., Ltd.	105,800	78,774
	United Microelectronics Corp.	5,989,359	3,557,827
	Unity Opto Technology Co., Ltd.	95,143	102,242
*	Universal Cement Corp.	257,520	97,777
*	Universal Microelectronics Co., Ltd.	76,000	52,924
	Universal Scientific Industrial Co., Ltd.	372,269	185,607
	Universal, Inc.	85,000	28,670
	UPC Technology Corp.	370,399	191,412
	USI Corp.	320,000	97,846
*	Ve Wong Corp.	72,000	31,925
*	Via Technologies, Inc.	289,000	286,616
*	Visual Photonics Epitacy Co., Ltd.	27,000	39,178
*	Walsin Lihwa Corp.	1,718,021	865,948
	Walsin Technology Corp., Ltd.	269,519	247,579
*	Walton Chaintech Corp.	86,000	48,737
	Wan Hai Lines Co., Ltd.	618,342	401,701
	Wan Hwa Enterprise Co., Ltd.	92,650	52,503
	Waterland Financial Holdings	1,254,000	387,719
*	Wei Chih Steel Industrial Co., Ltd.	210,000	54,726
*	Wei Chuan Food Corp.	190,000	145,594
	Weltrend Semiconductor, Inc.	65,000	44,743
*	Winbond Electronics Corp.	2,104,000	760,629
	Wintek Corp.	571,064	488,188
	Wistron Corp.	365,117	496,717
	Wistron NeWeb Corp.	35,946	103,394
	Wus Printed Circuit Co., Ltd.	235,000	98,902
	Ya Hsin Industrial Co., Ltd.	511,965	419,389
*	Yageo Corp.	1,537,000	652,823
	Yang Ming Marine Transport Corp.	689,000	464,412
*	Yeung Cyang Industrial Co., Ltd.	82,353	112,027
*	Yi Jinn Industrial Co., Ltd.	409,000	51,100
	Yieh Phui Enterprise Co., Ltd.	729,082	304,818
	Yosun Industrial Corp.	143,365	85,048
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	937,068	370,898
	Yulon Motor Co., Ltd.	476,169	558,353
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	46,000	86,501
	Yung Shin Pharmaceutical Industrial Co., Ltd.	95,000	82,678
	Yung Tay Engineering Co., Ltd.	256,000	147,130
	Zig Sheng Industrial Co., Ltd.	149,000	38,030
	Zinwell Corp.	56,155	81,392
	Zippy Technology Corp.	41,800	53,399
	Zyxel Communication Corp.	205,010	293,201

TOTAL — TAIWAN			125,888,929

THAILAND — (2.3%)
COMMON STOCKS — (2.3%)
*	Aapico Hitech PCL Ltd. (Foreign)	165,700	76,458
*	Adkinson Securities PCL (Foreign)	430,900	100,681
	Advance Info Service PCL (Foreign)	255,800	560,091

39

	Amata Corp. PCL (Foreign)	239,600	$80,277
	Aromatics (Thailand) PCL (Foreign)	305,300	390,317
	Asia Plus Securities PCL (Foreign)	1,281,200	105,433
*	Asian Insulators PCL (Foreign)	151,900	31,027
*	Asian Property Development PCL (Foreign) NVDR	967,400	122,826
	Bangkok Aviation Fuel Services PCL (Foreign)	190,500	61,027
	Bangkok Bank PCL (Foreign)	535,800	1,779,439
*	Bangkok Chain Hospital PCL (Foreign)	287,900	72,345
#	Bangkok Dusit Medical Services PCL (Foreign)	261,600	276,785
	Bangkok Expressway PCL (Foreign)	396,400	273,781
	Bangkok First Investment & Trust PCL (Foreign)	91,300	16,905
*	Bangkok Land PCL (Foreign)	2,335,700	59,036
*	Bangkok Land PCL (Foreign) NVDR	5,638,700	120,977
	Bank of Ayudhya PCL (Foreign)	950,200	550,153
	Banpu PCL (Foreign)	79,200	435,280
	BEC World PCL (Foreign)	449,800	280,257
*	Bualuang Securities PCL (Foreign)	137,100	47,950
	Bumrungrad Hospital PCL (Foreign)	120,700	132,140
*	Bumrungrad Hospital PCL (Foreign) NVDR	46,400	50,798
	C.P. Seven Eleven PCL (Foreign)	813,100	136,214
	Cal-Comp Electronics (Thailand) PCL (Foreign)	1,989,200	275,945
*	Capital Nomura Securities PCL (Foreign) NVDR	27,400	20,938
	Central Pattana PCL (Foreign)	481,900	364,700
	Central Plaza Hotel PCL (Foreign)	493,100	89,128
#	Ch. Karnchang PCL (Foreign)	447,500	97,326
	Charoen Pokphand Foods PCL (Foreign)	3,276,200	446,776
	Charoong Thai Wire & Cable PCL (Foreign)	89,500	24,989
	Delta Electronics (Thailand) PCL (Foreign)	455,300	234,173
	Dynasty Ceramic PCL (Foreign)	127,500	50,213
	Eastern Water Resources Development & Management PCL (Foreign)	685,700	101,772
	Erawan Group PCL (Foreign)	1,041,400	112,021
	Finansa PCL (Foreign)	85,500	28,898
	GMM Grammy PCL (Foreign)	186,400	37,253
*	Golden Land Property Development Public Co., Ltd. (Foreign) NVDR	230,000	41,910
	Hana Microelectronics PCL (Foreign)	225,557	170,701
	Hermraj Land & Development PCL (Foreign)	9,272,000	231,630
	Home Product Center PCL (Foreign)	732,534	110,876
	ICC International PCL (Foreign)	49,200	58,924
*	International Engineering PCL (Foreign)	1,747,500	52,900
*	ITV PCL (Foreign)	183,700	5,669
*	Jasmine International PCL (Foreign)	7,798,200	93,968
	Kasikornbank PCL (Foreign)	597,100	1,158,225
*	KGI Securities One PCL (Foreign)	1,867,000	81,758
*	Khon Kaen Sugar Industry PCL (Foreign)	178,000	51,530
*	Kiatnakin Bank PCL (Foreign) NVDR	58,600	51,668
	Kiatnakin Finance PCL (Foreign)	223,600	197,149
	Kim Eng Securities Thailand PCL (Foreign)	253,700	120,792
	Krung Thai Bank PCL (Foreign)	3,020,000	1,029,596
	Krungthai Card PCL (Foreign)	115,200	87,183
*	L.P.N. Development PCL (Foreign) NVDR	550,600	89,811
	Lalin Property PCL (Foreign)	1,458,800	186,932
	Land & Houses PCL (Foreign)	942,800	196,734
	Lanna Resources PCL (Foreign)	119,100	39,554

40

*	Loxley PCL (Foreign)	1,996,500	$95,057
*	Magnecomp Precision Technology (Foreign)	2,082,300	115,666
	Major Cineplex Group PCL (Foreign)	210,400	99,557
	MBK Development PCL (Foreign)	104,200	168,435
*	Mida Assets PCL (Foreign)	1,442,500	72,496
	Minor Corp. PCL (Foreign)	117,800	35,660
	MK Real Estate Development PCL (Foreign)	1,144,500	88,802
	Modernform Group PCL (Foreign)	31,000	36,899
	Muramoto Electronic (Thailand) PCL (Foreign)	7,400	41,323
*	Nakornthai Strip Mill PCL (Foreign)	21,332,000	200,624
*	Natural Park PCL (Foreign)	8,268,800	60,755
	Noble Development PCL (Foreign)	217,700	28,792
*	Pacific Assets PCL (Foreign)	183,700	28,345
*	Padaeng Industry PCL (Foreign)	106,200	127,190
*	Picnic Gas & Engineering PCL (Foreign)	326,800	3,170
*	Polyplex PCL (Foreign)	373,900	43,077
	Power Line Engineering PCL (Foreign)	560,800	111,254
	Pranda Jewelry PCL (Foreign)	462,100	93,710
*	Precious Shipping PCL (Foreign) NVDR	133,000	203,262
*	Property Perfect PCL (Foreign)	1,383,500	133,369
	PTT Chemical PCL (Foreign)	304,471	697,979
	Quality Houses PCL (Foreign)	10,732,400	375,358
*	Raimon Land PCL (Foreign) NVDR	460,000	16,088
	Ratchaburi Electricity Generating Holding PCL (Foreign)	350,200	455,440
	Regional Container Lines PCL (Foreign)	292,300	198,446
*	Robinson Department Store PCL (Foreign)	314,000	90,901
	Rojana Industrial Park PCL (Foreign)	265,500	94,417
*	Saha-Union PCL (Foreign)	297,800	223,186
*	Sahaviriya Steel Industries PCL (Foreign)	6,741,200	217,937
	Samart Corporation PCL (Foreign)	428,600	111,480
	Samart I-Mobile PCL (Foreign)	174,600	98,012
	Sansiri PCL (Foreign)	1,512,700	133,375
*	SC Asset Corp. PCL (Foreign)	430,100	110,606
	Seamico Securities PCL (Foreign)	1,369,200	146,477
*	Shinawatra Satellite PCL (Foreign)	590,000	121,381
	Siam Cement PCL (Foreign)	54,500	381,220
	Siam City Cement PCL (Foreign)	52,100	416,494
	Siam Commercial Bank PCL (Foreign)	666,500	1,292,844
*	Siam Future Development PCL (Foreign)	193,700	48,674
	Siam Industrial Credit PCL (Foreign)	613,300	85,799
	Siam Makro PCL (Foreign)	79,800	193,490
	Sino-Thai Engineering & Construction PCL (Foreign)	1,770,800	231,076
*	Solartron PCL (Foreign)	402,000	41,352
	Sri Trang Agro Industry PCL (Foreign)	91,900	38,354
	Srithai Superware PCL (Foreign)	123,800	31,655
*	STP & I PCL (Foreign)	418,700	50,453
	Supalai PCL (Foreign)	2,095,700	214,343
	SVI PCL (Foreign)	173,600	57,144
*	SVOA PCL (Foreign)	833,400	41,150
*	Syntec Construction PCL (Foreign)	2,112,400	62,705
*	Tata Steel (Thailand) PCL (Foreign)	2,129,300	71,342
	Thai Oil PCL (Foreign)	569,200	936,817
	Thai Plastic & Chemicals PCL (Foreign)	457,300	236,546
	Thai Reinsurance PCL (Foreign)	220,700	35,027

41

	Thai Rung Union Car PCL (Foreign)	201,500	$20,372
	Thai Stanley Electric (Thailand) PCL (Foreign)	34,000	132,902
	Thai Union Frozen Products PCL (Foreign)	278,400	193,919
*	Thai Union Frozen Products PCL (Foreign) NVDR	75,900	52,868
	Thai Vegetable Oil PCL (Foreign)	148,900	36,322
*	Thai-German Ceramic Industry PCL (Foreign)	1,180,500	40,940
	Thanachart Capital PCL (Foreign)	1,330,200	488,685
	Thoresen Thai Agencies PCL (Foreign)	279,200	231,812
	Ticon Industrial Connection PCL (Foreign)	174,700	86,772
	Tipco Asphalt PCL (Foreign)	62,800	51,680
	TIPCO Foods (Thailand) PCL (Foreign)	227,300	47,097
*	Tisco Bank PCL (Foreign) NVDR	342,000	215,101
*	TMB Bank PCL (Foreign)	7,189,378	399,351
	TPI Polene PCL (Foreign)	922,200	330,664
*	True Corp. PCL (Foreign)	1,709,700	314,052
*	TT&T PCL (Foreign)	1,272,900	37,411
*	Univentures PCL (Foreign)	901,500	56,700
	Vanachai Group PCL (Foreign)	1,337,400	180,809
	Vibhavadi Medical Center PCL (Foreign)	479,100	43,369
	Vinythai PCL (Foreign)	563,300	120,855
TOTAL COMMON STOCKS			24,128,531

RIGHTS/WARRANTS — (0.0%)
*	Erawan Group PCL (Foreign) Warrants 12/17/07	147,600	3,470
*	SVI PCL (Foreign) Warrants 12/06/10	22,800	1,850
TOTAL RIGHTS/WARRANTS			5,320

TOTAL — THAILAND			24,133,851

TURKEY — (3.4%)
COMMON STOCKS — (3.4%)
	Acibadem Saglik Hizmetleri ve Ticares A.S.	17,771	175,241
	Adana Cimento Sanayi Ticaret A.S.	38,529	22,791
	Afyon Cimento Sanayii Ticaret A.S.	32	25,539
	Akbank T.A.S.	355,907	2,374,682
	Akcansa Cimento Sanayi ve Ticaret A.S.	59,393	385,396
*	Akenerji Elektrik Uretim A.S.	17,034	49,702
*	Aksa Akrilik Kimya Sanayii A.S.	68,123	163,589
	Aksigorta A.S.	197,071	820,189
	Alarko Carrier Sanayii ve Ticaret A.S.	7,730	96,249
	Alarko Holding A.S.	71,036	173,961
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	4,830	14,030
	Alkim Alkali Kimya A.S.	8,812	32,638
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	29,390	76,185
	Anadolu Anonim Turk Sigorta Sirketi A.S.	126,225	228,613
	Anadolu Cam Sanayii A.S.	64,872	285,713
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	28,606	896,593
	Anadolu Hayat Sigorta A.S.	53,687	203,454
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	7,996	73,954
	Arcelik A.S	141,892	963,041
*	Ayen Enerji A.S.	58,827	77,110
*	Aygaz A.S.	128,410	341,431
	Bagfas Bandirma Gubre Fabrikalari A.S.	1,560	33,722

42

*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	51,573	$59,464
	Bati Anabolu Cimento A.S.	20,789	168,019
	Bati Soeke Cimento Sanayi A.S.	28,195	73,342
*	Beko Elektronik A.S.	47,876	59,446
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	15,563	23,077
*	BIM BirlesikMagazalar A.S.	7,894	449,729
	Bolu Cimento Sanayii A.S.	88,499	180,933
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	12,851	108,674
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	579	66,572
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	63,578	90,588
*	Boyner Buyuk Magazacilik A.S.	20,255	29,879
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	1,128	71,955
	BSH ev Aletleri Sanayi ve Ticaret A.S.	1,670	41,949
	Bursa Cimento Fabrikasi A.S.	19,346	154,795
	Celebi Hava Servisi A.S.	3,917	99,302
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	23,834	45,033
	Cimsa Cimento Sanayi ve Ticaret A.S.	53,275	368,066
*	Dentas Ambalaj ve Kagit Sanayi A.S.	18,051	26,903
	Deva Holding A.S.	24,642	170,925
*	Dogan Burda Rizzoli Dergi Yacincilik ve Pazarlame A.S.	5,058	10,524
*	Dogan Gazetecilik A.S.	22,846	44,759
	Dogan Sirketler Grubu Holding A.S.	577,985	946,119
*	Dogan Yayin Holding A.S.	175,994	590,405
*	Dogus Otomotiv Servis ve Ticaret A.S.	64,000	304,318
	Doktas Dokumculuk Ticaret ve Sanayi A.S.	39,069	125,408
*	Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	53,270	25,026
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	86,277	354,882
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	29,614	61,878
*	Edip Iplik Sanayi ve Ticaret A.S.	12,172	49,936
*	Ege Endustri Ve Ticaret A.S.	2,867	26,776
*	EGE Seramik Sanayi ve Ticaret A.S.	20,941	40,328
	Enka Insaat ve Sanayi A.S.	44,359	529,702
	Eregli Demir ve Celik Fabrikalari Turk A.S.	270,471	2,245,607
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	72	37,579
	Ford Otomotiv Sanayi A.S.	63,208	545,575
*	Fortis Bank A.S.	1	1
*	Fortis Bank A.S. - New	17,633	23,711
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	23,364	26,316
*	Global Yatirim Holding A.S.	43,780	33,323
*	Goldas Kuyumculuk Sanayi A.S.	24,839	29,948
*	Goodyear Lastikleri T.A.S.	4,458	60,821
*	GSD Holding A.S.	91,895	75,406
*	Gubre Fabrikalari Ticaret A.S.	13,010	33,508
	Gunes Sigorta A.S.	17,487	31,861
*	Hektas Ticaret T.A.S.	29,495	19,729
	Hurriyet Gazetecilik ve Matbaacilik A.S.	218,725	608,042
*	Ihlas Holding A.S.	393,906	156,103
*	Isiklar Ambalaj A.S.	87,711	67,006
*	Izmir Demir Celik Sanayii A.S.	23,634	104,563
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	52,851	45,880
	Karton Sanayi ve Ticaret A.S.	1,139	69,418
*	Koc Holding A.S. Series B	282,848	1,240,339
	Konya Cimento Sanayii A.S.	2,341	127,023

43

	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	40,748	$111,384
*	Kutahya Porselen Sanayii A.S.	1,006	15,666
	Mardin Cimento Sanayii ve Ticaret A.S.	23,443	129,590
*	Marmari Marti Otel Isletmeleri A.S.	27,704	28,881
	Marshall Boya ve Vernik Sanayii A.S.	1,757	31,165
*	Menderes Tekstil Sanayi ve Ticaret A.S.	103,176	38,241
*	Migros Turk A.S.	80,141	1,004,648
*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	17,341	28,212
	Multu Aku ve Malzemeleri Sanayi A.S.	24,981	27,110
*	Net Holding A.S.	131,249	61,577
*	Net Turizm Ticaret ve Sanayi A.S.	34,306	30,438
	Nortel Networks Netas Telekomuenikasyon A.S.	4,770	108,719
	Otobus Karoseri Sanayi A.S.	13,080	127,970
*	Parsan Makina Parcalari Sanayii A.S.	39,195	50,372
	Pinar Entegre et ve Un Sanayii A.S.	17,450	36,761
	Pinar Sut Mamulleri Sanayii A.S.	25,245	84,802
*	Sanko Pazarlama Ithalat Ihracat A.S.	23,627	53,300
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	44,948	118,653
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	45,005	25,668
*	Tat Konserve Sanayii A.S.	49,264	91,397
*	Tekstil Bankasi A.S.	90,034	98,085
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	25,417	74,498
	Tofas Turk Otomobil Fabrikasi A.S.	136,577	513,465
	Trakya Cam Sanayii A.S.	197,293	575,966
	Tupras-Turkiye Petrol Rafinerileri A.S.	131,509	2,566,267
	Turcas Petrol A.S.	26,242	109,221
	Turk Demir Dokum Fabrikalari A.S.	15,725	118,851
	Turk Ekonomi Bankasi A.S.	31,886	457,935
*	Turk Prysmian Kablo ve Sistemleri A.S.	14,078	37,626
*	Turk Sise ve Cam Fabrikalari A.S.	238,837	974,567
	Turkcell Iletisim Hizmetleri A.S.	213,799	1,083,352
	Turkcell Iletisim Hizmetleri A.S. ADR	12,288	165,888
	Turkiye Garanti Bankasi A.S.	738,625	2,855,641
	Turkiye Is Bankasi A.S.	844,724	4,061,948
	Ulker Gida Sanayi ve Ticaret A.S.	105,390	362,820
	USAS Ucak Servisi A.S.	31,408	117,189
*	Uzel Makina Sanayii A.S.	57,298	113,859
*	Vestel Elektronik Sanayi ve Ticaret A.S.	105,907	263,954
*	Yapi Kredi Finansal Kiralama A.S.	41,404	107,296
*	Yapi Kredi Sigorta A.S.	23,222	105,593
*	Yapi ve Kredi Bankasi A.S.	86,414	189,036
*	Zorlu Enerji Elektrik Uretim A.S.	30,687	77,246
TOTAL COMMON STOCKS			35,729,151

RIGHTS/WARRANTS — (0.0%)
*	Global Yatirim Holding A.S. Rights 03/07/07	43,780	1,549

TOTAL — TURKEY			35,730,700

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 03/01/07 (Collateralized by $5,030,000 FNMA 6.00%, 10/01/26, valued at $4,857,824) to be repurchased at $4,786,690	$4,786	4,786,000

44

TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL — (4.1%)
@ Repurchase Agreement, Countrywide Securities 5.32%, 03/01/07 (Collateralized by $5,846,244 FHLMC 6.000%, 03/15/29 & FNMA 5.500%, 09/25/32, valued at $7,677,424) to be repurchased at $7,526,886	7,526	7,425,774
@ Repurchase Agreement, Merrill Lynch 5.32%, 03/01/07 (Collateralized by $36,758,345 FHLMC 5.500%, 02/01/22 & FNMA 6.500%, 12/01/36, valued at $36,723,015) to be repurchased at $36,005,320	36,000	36,000,000
TOTAL TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL		43,425,774

TOTAL INVESTMENTS - (100.0%)
(Cost $858,807,110)##		$1,047,288,698

45

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007

(Unaudited)

	Face Amount^	Value †
	(000)

AUSTRALIA — (0.1%)
BONDS — (0.1%)
Toyota Finance Australia
4.710%, 12/20/07	4,000	$3,111,680

AUSTRIA — (6.8%)
BONDS — (6.8%)
Asfinag
3.250%, 10/19/09	13,900	18,054,402
Austria, Republic of
(f) 3.000%, 08/21/09	30,800	25,575,877
Oesterreichische Kontrollbank AG
(j) 1.800%, 03/22/10	7,470,000	64,676,157
Pfandbriefstelle der Oesterreichischen Landes-Hypothekenbanken
(j) 1.600%, 02/15/11	8,146,000	70,035,856
TOTAL — AUSTRIA		178,342,292

BELGIUM — (2.9%)
BONDS — (2.9%)
Belgium, Kingdom of
5.750%, 03/28/08	56,000	75,480,391

CANADA — (2.3%)
BONDS — (2.3%)
Canadian Government
(j) 1.900%, 03/23/09	2,600,000	22,419,703
Ontario, Province of
(j) 1.875%, 01/25/10	3,610,000	31,274,380
(e) 3.500%, 03/12/10	4,000	5,212,116
TOTAL — CANADA		58,906,199

DENMARK — (3.7%)
BONDS — (3.7%)
Denmark, Kingdom of
7.000%, 11/15/07	387,000	70,061,494
Kommunekredit
(f) 3.000%, 11/19/08	33,000	27,291,092
TOTAL — DENMARK		97,352,586

FINLAND — (0.4%)
BONDS — (0.4%)
Finland, Republic of
(u) 4.750%, 03/06/07	10,000	9,999,700

1

FRANCE — (6.7%)
BONDS — (6.7%)
	Caisse D’Amortissement de la Dette Sociale SA
(g)	4.625%, 12/07/07	6,000	$11,701,374
	Dexia Municipal Agency
(f)	4.000%, 03/08/10	18,000	15,380,917
	ERAP
	3.375%, 04/25/08	24,500	32,221,297
	French Treasury Note
	2.750%, 03/12/08	50,500	66,040,415
	Societe Nationale Cheminis Francais
	4.625%, 10/25/09	2,700	3,627,535
	Total Capital SA
(f)	2.375%, 10/01/09	15,000	12,254,008
(f)	1.625%, 07/12/11	9,650	7,608,195
	UNEDIC
	3.500%, 09/18/08	20,000	26,300,373
TOTAL — FRANCE			175,134,114

GERMANY — (13.4%)
BONDS — (13.4%)
	Bayerische Landesbank
	2.875%, 02/15/08	30,400	39,808,769
(f)	3.125%, 02/10/09	8,000	6,642,297
(j)	1.000%, 09/20/10	2,950,000	24,794,948
	BundesObligation
	4.250%, 02/15/08	26,700	35,431,578
	DSL Bank AG
(j)	1.750%, 10/07/09	1,450,000	12,505,194
	KFW-Kreditanstalt Fuer Wiederaufbau AG
(g)	5.375%, 12/07/07	4,000	7,843,891
(s)	3.750%, 01/28/09	15,560	2,220,008
(j)	1.750%, 03/23/10	750,000	6,484,140
(j)	1.850%, 09/20/10	6,730,000	58,440,169
	Landeskreditbank Baden-Wuerttemberg Foerderbank
(g)	5.000%, 12/07/07	7,000	13,675,086
	3.000%, 07/04/08	12,800	16,725,981
	Landwirtschaftliche Rentenbank
(t)	4.900%, 11/19/07	37,000	28,844,229
	3.000%, 01/31/08	9,000	11,804,142
	3.625%, 09/01/08	20,000	26,319,059
	Norddeutsche Landesbank
(j)	0.450%, 01/19/09	6,700,000	56,260,648
TOTAL — GERMANY			347,800,139

NETHERLANDS — (8.6%)
BONDS — (8.6%)
	Bank Nederlandse Gemeenten
(j)	0.800%, 09/22/08	6,365,000	53,821,797
	Deutsche Bahn Finance AG
	4.875%, 07/06/09	10,214	13,775,235

2

	Nederlandse Waterschapsbank NV
	3.250%, 06/01/08	10,000	$13,110,063
(f)	3.500%, 10/29/09	3,000	2,516,581
	Netherlands, Government of
	2.500%, 01/15/08	56,200	73,470,682
	Rabobank Nederland NV
(j)	0.800%, 02/03/11	8,085,000	67,344,274
TOTAL — NETHERLANDS			224,038,632

NORWAY — (3.3%)
BONDS — (3.3%)
	Eksportfinans ASA
(f)	2.000%, 03/17/09	17,000	13,810,784
(j)	1.800%, 06/21/10	7,298,000	63,191,152
	Kommunalbanken AS
(t)	5.200%, 09/10/07	13,103	10,261,067
TOTAL — NORWAY			87,263,003

SPAIN — (2.8%)
BONDS — (2.8%)
	Instituto de Credito Oficial
(g)	4.750%, 12/07/07	3,000	5,860,527
	5.000%, 12/18/08	6,000	8,076,505
	2.875%, 03/16/09	44,750	57,944,517
TOTAL — SPAIN			71,881,549

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (6.7%)
BONDS — (6.7%)
	African Development Bank
(f)	1.500%, 04/11/08	4,000	3,248,943
(j)	1.950%, 03/23/10	1,000,000	8,662,529
	Eurofima
(s)	5.625%, 02/05/08	43,100	6,264,963
	European Investment Bank
(g)	4.500%, 12/07/07	2,000	3,896,097
(e)	5.000%, 04/15/08	4,000	5,352,598
(s)	4.000%, 04/15/09	269,700	38,665,516
(f)	1.500%, 03/01/10	18,500	14,772,268
(d)	5.000%, 06/10/10	65,000	11,820,094
	Inter-American Development Bank
(j)	1.900%, 07/08/09	7,500,000	64,845,452
	Nordic Investment Bank
(t)	5.140%, 06/12/07	11,000	8,636,543
	Oresundsbro Konsortiet
(s)	6.000%, 04/20/09	9,000	1,336,938
	World Bank (International Bank for Reconstruction & Development)
(g)	7.125%, 07/30/07	3,000	5,932,909
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS			173,434,850

SWEDEN — (5.3%)
BONDS — (5.3%)
	Kommuninvest I Sverige AB
	4.100%, 05/11/09	156,000	22,365,595

3

(f)	2.250%, 12/14/09	9,260	$7,548,199
	Stockholm, Sweden, City of
	3.375%, 03/08/10	254,400	35,652,156
	Swedish Export Credit Corp.
(d)	5.375%, 10/15/09	6,790	1,241,420
	Swedish Government
	5.000%, 01/28/09	209,000	30,612,115
	4.000%, 12/01/09	277,000	39,890,820
TOTAL — SWEDEN			137,310,305

SWITZERLAND — (0.2%)
BONDS — (0.2%)
	UBS AG
(f)	0.875%, 12/29/09	6,700	5,252,035

UNITED KINGDOM — (7.4%)
BONDS — (7.4%)
	Bank of England Euro Note
(e)	2.500%, 01/28/08	53,000	69,281,828
	BP Capital Markets P.L.C.
(f)	1.250%, 12/29/09	61,500	48,915,913
	MBNA Europe Funding P.L.C.
(e)	3.000%, 02/07/08	7,100	9,306,124
	Network Rail MTN Finance P.L.C.
(e)	3.125%, 03/30/09	47,000	61,170,532
	Nework Rail Infrastructure Finance P.L.C.
	4.500%, 03/14/08	2,500	4,860,267
TOTAL — UNITED KINGDOM			193,534,664

UNITED STATES — (28.3%)
AGENCY OBLIGATIONS — (1.6%)
	Federal Home Loan Mortgage Corporation
(e)	5.750%, 09/15/10	8,400	11,730,820
	Federal National Mortgage Association
(t)	6.375%, 08/15/07	37,030	29,161,008
TOTAL AGENCY OBLIGATIONS			40,891,828

BONDS — (6.1%)
	Bank of America Corp.
(e)	3.625%, 03/03/08	17,600	23,195,825
	General Electric Capital Corp.
(f)	2.250%, 02/09/09	3,550	2,895,283
(s)	3.250%, 01/28/10	37,640	5,272,275
(f)	1.750%, 02/12/10	37,000	29,622,343
(j)	1.450%, 11/10/11	4,130,000	34,884,391
	Toyota Motor Credit Corp.
(j)	0.550%, 06/30/10	7,566,000	62,731,859
TOTAL BONDS			158,601,976

4

COMMERCIAL PAPER — (20.6%)
Barton Capital Corp.
5.260%, 03/06/07	24,000	$23,982,334
5.250%, 03/07/07	25,000	24,977,917
5.260%, 03/07/07	24,000	23,978,801
Beta Finance Corp.
5.250%, 03/22/07	10,000	9,969,142
Ciesco L.P.
5.260%, 03/08/07	17,400	17,382,068
5.250%, 03/21/07	30,400	30,310,624
5.250%, 04/11/07	25,400	25,247,262
Govco, Inc.
5.260%, 03/01/07	44,800	44,800,000
5.250%, 03/06/07	27,500	27,479,757
Hewlett-Packard Co.
5.250%, 03/09/07	13,400	13,384,280
Ixis Commercial Paper
5.300%, 03/01/07	24,300	24,300,000
5.250%, 03/08/07	17,000	16,982,646
5.250%, 03/13/07	34,000	33,940,568
Kittyhawk Funding Corp.
5.260%, 03/20/07	30,800	30,713,797
New Center Asset Trust
5.240%, 03/01/07	39,000	39,000,000
5.240%, 03/02/07	32,000	31,995,290
Sheffield Receivables Corp.
5.270%, 03/19/07	34,100	34,009,550
Total Capital SA
5.315%, 03/01/07	28,300	28,300,000
Windmill Funding Corp.
5.260%, 03/06/07	7,500	7,494,469
5.260%, 03/19/07	15,200	15,159,682
5.250%, 04/04/07	33,800	33,631,132
TOTAL COMMERCIAL PAPER		537,039,319

TOTAL — UNITED STATES		736,533,123

TEMPORARY CASH INVESTMENTS — (1.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 03/01/07 (Collateralized by $28,920,000 FHLMC 5.945%(r), 12/01/36, valued at $28,776,995) to be repurchased at $28,353,087	28,349	$28,349,000

TOTAL INVESTMENTS - (100.0%) (Cost $2,581,409,535)##		$2,603,724,262

5

Organizational Note

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940.  At February 28, 2007, the Fund consists of forty-three operational portfolios, of which seven are included in this document.  The Fund’s investment advisor is Dimensional Fund Advisors LP.

Security Valuation Note

Securities held by the Domestic Equity Portfolios (U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, and DFA Real Estate Securities Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.  Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated.  When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed.  Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available.  The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges.  For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing.  Consequently, fair valuation of portfolio securities may occur on a daily basis.  The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio.  When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by DFA Five-Year Global Fixed Income Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities.  Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market.  Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Federal Tax Cost Note

At February 28, 2007, the total cost of securities for federal income tax purposes was:

U.S. Core Equity 1 Portfolio	$859,097,881
U.S. Core Equity 2 Portfolio	1,715,418,820
DFA Real Estate Securities Portfolio	2,484,452,665
Large Cap International Portfolio	1,440,878,118
International Core Equity Portfolio	1,141,206,054
Emerging Markets Core Equity Portfolio	859,132,241
DFA Five-Year Global Fixed Income Portfolio	2,581,409,535

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

February 28, 2007

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
	Acindar Industria Argentina de Aceros SA Series B	659,405	$887,956
*	Alpargatas SAIC	6,363	10,660
*	Banco Suquia SA	327,868	51,302
	BBVA Banco Frances SA	130,508	492,986
*	Capex SA Series A	131,575	384,720
*	Celulosa Argentina SA Series B	14,412	9,977
*	Central Puerto SA Series B	125,000	99,177
	Cresud SA Comercial Industrial Financiera y Agropecuaria	461,252	885,027
	DYCASA SA (Dragados y Construcciones Argentina) Series B	55,000	78,236
*	Endesa Costanera SA Series B	261,000	278,035
*	IRSA Inversiones y Representaciones SA	1,186,421	1,968,918
*	Juan Minetti SA	769,693	666,649
	Ledesma S.A.A.I.	885,405	556,961
*	Metrogas SA Series B	176,000	80,670
*	Molinos Rio de la Plata SA Series B	502,274	600,153
*	Polledo SA Industrial y Constructora y Financiera	50,000	6,796
	Siderar S.A.I.C. Series A	494,314	3,234,467
	Solvay Indupa S.A.I.C.	1,229,322	1,274,585
	Tenaris SA	140,000	3,102,240
*	Transportadora de Gas del Sur SA Series B	364,679	461,105

TOTAL — ARGENTINA			15,130,620

BRAZIL — (8.8%)
COMMON STOCKS — (1.4%)
	Arcelor Brasil SA	1,751,487	39,812,154
*	Avipal SA Avicultura e Agropecua	12,500,000	55,117
	Brasil Telecom Participacoes SA	51,256,779	879,137
	Companhia Siderurgica Nacional SA	931,400	32,547,390
	Eternit SA	395,200	2,793,703
*	Tele Norte Celular Participacoes SA	50,064,513	28,804
	Tele Norte Leste Participacoes SA	51,468	1,322,804
	Telemig Celular Participacoes SA	52,346,436	207,855
	Tim Participacoes SA	98,549,241	476,364
*	Vivo Participacoes SA	56,706	344,969
TOTAL COMMON STOCKS			78,468,297

PREFERRED STOCKS — (7.4%)
	Acesita SA	413,076	12,467,278
	Aracruz Celulose SA ADR	8,800	472,208
	Bradespar SA	11,404	319,398
	Brasil Telecom Participacoes SA	1,984,088	16,047

1

	Braskem SA Preferred A	1,479,200	$9,612,533
	Braskem SA Special Preferred A Sponsored ADR	506,100	6,619,788
	Centrais Electricas de Santa Catarina SA	259,400	3,778,763
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	146,540,000	4,343,334
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	16,600	497,170
	Companhia Brasileira de Petroleo Ipiranga SA	1,040,800	10,798,208
	Companhia de Tecidos Norte de Minas	25,837,500	3,283,513
	Confab Industrial SA	1,926,000	5,585,900
	Distribuidora de Produtos de Petroleo Ipiranga SA	16,000	241,453
	Duratex SA	805,100	14,769,342
	Forjas Taurus SA	591,500	2,027,920
	Gerdau SA	1,222,542	20,933,978
	Gerdau SA ADR	96,600	1,656,690
	Globex Utilidades SA	34,076	383,265
	Industrias Romi SA	9,200	757,086
*	Inepar Industria e Construcoes SA	7,896	45,801
	Investimentos Itau SA	5,388,166	28,941,858
	Klabin SA	8,104,000	19,643,744
	Magnesita SA Series A	140,483,000	1,390,586
	Mahle-Metal Leve SA Industria e Comercio	4,000	86,206
	Marcopolo SA	1,454,700	4,184,706
	Metalurgica Gerdau SA	2,288,800	50,244,584
*	Plascar Participacoes Industriais SA	11,011,692	462,174
	Refinaria de Petroleo Ipiranga SA	12,600	253,129
	Sadia SA	3,082,282	9,724,342
	Sadia SA ADR	233,200	7,341,136
	Santista Textil SA	29,600	253,355
	Sao Paulo Alpargatas SA	37,800	2,299,552
	Suzano Papel e Celullose SA	2,299,139	23,528,091
	Suzano Petroquimica SA	1,001,323	2,025,784
*	Tele Norte Celular Participacoes SA	1,390,958	276
	Tele Norte Leste Participacoes SA	7,538	97,615
	Telemar Norte Leste SA	631,500	12,358,996
	Telemig Celular Participacoes SA	1,437,809	2,617
	Tim Participacoes SA	954,627,105	3,065,791
	Ultrapar Participacoes SA	26,800	658,467
	Ultrapar Participacoes SA Sponsored ADR	28,000	688,240
	Uniao des Industrias Petroquimicas SA Series B	4,899,299	4,482,264
	Unibanco-Uniao de Bancos Brasileiros SA ADR	201,400	17,215,672
	Unibanco-Uniao de Bancos Brasileiros Units SA	271,000	2,318,293
	Usinas Siderurgicas de Minas Gerais SA Series A	2,120,025	88,030,276
	Vale do Rio Doce Series B	239,144	0
*	Vivo Participacoes SA	890	3,316
	Votorantim Celulose e Papel SA	629,975	11,405,206
	Votorantim Celulose e Papel SA ADR	1,181,000	21,175,330
	Whirlpool SA	527,534	559,751
TOTAL PREFERRED STOCKS			411,051,032

TOTAL — BRAZIL			489,519,329

CHILE — (2.8%)
COMMON STOCKS — (2.8%)
	Banco de Credito e Inversiones SA Series A	54,733	1,715,005
	Banmedica SA	347,000	431,056

2

	CAP SA (Compania de Aceros del Pacifico)	199,310	$3,030,207
	Cementos Bio-Bio SA	575,327	1,664,059
	Compania Cervecerias Unidas SA	143,000	832,521
	Compania de Consumidores de Gas Santiago SA	124,667	794,901
	Compania de Telecomunicaciones de Chile SA Series A	2,486,405	5,278,453
	Compania de Telecomunicaciones de Chile SA Series B	372,166	717,628
	Compania SudAmericana de Vapores SA	5,929,135	8,409,731
	Compania Telecomunicaciones de Chile SA Sponsored ADR	815,300	6,930,050
*	Corpbanca SA	889,364,371	4,683,035
	Cristalerias de Chile SA	214,401	2,245,973
	CTI SA (Cia Tecno Industrial)	4,900,000	254,380
	Distribucion y Servicio D&S SA ADR	11,500	220,800
	Empresa Nacional de Electricidad SA	2,694,503	3,472,105
	Empresa Nacional de Telecomunicaciones SA	116,880	1,506,102
	Empresas CMPC SA	614,309	19,818,256
	Empresas Copec SA	947,488	12,209,218
	Empresas Iansa SA	24,217,871	3,003,941
	Enersis SA	31,903,095	9,966,944
	Enersis SA ADR	3,336,455	52,215,521
	Industrias Forestales SA	2,972,676	859,918
	Inversiones Frimetal SA	4,900,000	0
*	Madeco Manufacturera de Cobre SA ADR	140,200	1,591,270
*	Madeco SA	38,949,259	4,513,449
	Masisa SA	3,620,083	825,568
	Minera Valparaiso SA	7,500	183,554
	Parque Arauco SA	2,474,668	2,202,356
	Sociedad Quimica y Minera de Chile SA Series A	43,364	587,727
	Sociedad Quimica y Minera de Chile SA Series B	481,533	6,548,706
	Soquimic Comercial SA	150,000	61,185
	Vina de Concha y Toro SA	350,000	558,079
*	Vina San Pedro SA	13,979,895	123,119
	Watt’s SA	163,489	106,093

TOTAL — CHILE			157,560,910

CZECH REPUBLIC — (2.2%)
COMMON STOCKS — (2.2%)
	CEZ A.S.	2,510,712	100,544,022
	Telefonica 02 Czech Republic A.S.	937,593	24,345,823
*	Unipetrol A.S.	21,026	216,553

TOTAL — CZECH REPUBLIC			125,106,398

HUNGARY — (2.6%)
COMMON STOCKS — (2.6%)
*	Danubius Hotel & Spa NYRT	138,417	5,415,636
#	Egis Nyrt.	115,885	14,385,925
*	Fotex NYRT	971,495	3,771,262
*	Linamar Hungary Autoipari es G	100,770	1,567,125
	MOL Hungarian Oil & Gas NYRT	993,269	106,468,341
*	Pannonplast RT	110,028	2,343,161
*	RABA Automotive Holding P.L.C.	255,327	1,919,115
*	Synergon Information Systems	134,656	955,443
	Tiszai Vegyi Kombinat RT	264,552	10,144,769

3

	Zwack Unicum RT	387	$27,179

TOTAL — HUNGARY			146,997,956

INDIA — (11.0%)
COMMON STOCKS — (11.0%)
	Aarti Industries, Ltd.	177,514	101,331
*	Abhishek Industries, Ltd.	92,524	45,032
	Adani Enterprises, Ltd.	1,094,447	5,201,480
	Aditya Birla Nuvo, Ltd.	150,491	4,057,495
	Adlabs Films, Ltd.	86,755	829,505
	Aftek, Ltd.	564,418	806,604
*	Agro Tech Foods, Ltd.	136,705	285,203
	Alembic, Ltd.	619,600	833,713
	Alok Industries, Ltd.	736,832	1,016,443
	Amtek Auto, Ltd.	136,704	1,147,777
	Apollo Hospitals Enterprise, Ltd.	101,406	1,139,329
	Apollo Tyres, Ltd.	175,197	1,211,539
*	Aptech, Ltd.	20,996	101,020
	Arvind Mills, Ltd.	1,185,419	1,352,731
*	ASC Enterprises, Ltd.	1,147,399	3,900,813
	Ashok Leyland, Ltd.	5,581,530	5,013,016
	Aurobindo Pharma, Ltd.	215,126	3,057,059
	Avaya Globalconnect, Ltd.	21,933	151,083
	Aztecsoft, Ltd.	74,553	221,539
	Bajaj Auto Finance, Ltd.	76,105	695,488
	Bajaj Auto, Ltd.	66,284	3,916,709
	Balaji Telefilms, Ltd.	204,578	526,715
	Ballarpur Industries, Ltd.	886,062	2,195,501
	Balmer Lawrie & Co., Ltd.	39,215	364,887
	Balrampur Chini Mills, Ltd.	203,381	271,272
*	Bank of Maharashtra, Ltd.	410,000	362,670
	Bank of Rajasthan, Ltd.	351,617	291,893
	BASF India, Ltd.	99,750	460,690
*	Bata India, Ltd.	98,732	347,789
	Bharat Earth Movers, Ltd.	22,642	566,501
	Bharati Shipyard, Ltd.	14,929	124,416
*	Bhushan Steel & Strips, Ltd.	82,920	745,708
	Biocon, Ltd.	150,567	1,556,374
*	Blue Star Infotech, Ltd.	12,900	31,058
	BOC India, Ltd.	300,919	987,824
	Bombay Dyeing & Manufacturing Co., Ltd.	56,026	696,054
*	Ceat, Ltd.	136,470	361,363
	Century Enka, Ltd.	133,495	413,040
	Century Textiles & Industries, Ltd.	277,738	3,376,334
	Chambal Fertilizers & Chemicals, Ltd.	2,270,380	1,752,929
	Cholamandalam DBS Finance, Ltd.	347	899
	City Union Bank, Ltd.	56,313	199,348
	Clariant Chemicals (India), Ltd.	2,398	16,800
	CMC, Ltd.	3,267	81,370
	Coromandel Fertilisers, Ltd.	136,536	237,783
	Cranes Software International, Ltd.	313,759	744,687
	Cummins India, Ltd.	50,000	284,923
*	Dabur Pharma, Ltd.	55,164	92,928

4

*	Dalmia Cement (Bharat), Ltd.	25,800	$214,834
*	DCM Shriram Consolidated, Ltd.	210,988	436,862
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	386,267	751,252
	D-Link (India), Ltd.	118,369	209,425
	Dr. Reddy’s Laboratories, Ltd.	617,398	9,369,484
	E.I.D. - Parry (India), Ltd.	357,212	1,005,102
	Eicher Motors, Ltd.	12,456	95,573
	EIH, Ltd.	788,020	1,676,741
	Elder Pharmaceuticals, Ltd.	71,415	634,944
	Electrosteel Casings, Ltd.	43,769	383,524
	Elgi Equipments, Ltd.	174,405	216,530
*	Escorts, Ltd.	388,991	1,101,353
*	Essar Steel, Ltd.	2,252,393	1,929,195
	Essel Propack, Ltd.	442,637	725,734
	Eveready Industries (India), Ltd.	351,390	538,505
	Everest Industries, Ltd.	23,275	56,328
	Exide Industries, Ltd.	1,078,610	1,133,546
	FDC, Ltd.	179,858	132,799
	Federal Bank, Ltd.	415,151	2,065,004
	Finolex Cables, Ltd.	537,055	1,127,561
	Finolex Industries, Ltd.	695,629	1,166,037
	Gammon India, Ltd.	111,404	799,145
	Garden Silk Mills, Ltd.	52,000	62,777
	Geometric Software Solutions Co., Ltd.	73,022	178,461
	GHCL, Ltd.	30,000	111,903
	Godrej Industries, Ltd.	6,000	22,056
*	Goetze (India), Ltd.	9,785	77,343
	Great Eastern Shipping Co., Ltd.	825,643	3,869,975
*	Great Offshore, Ltd.	206,410	2,670,626
*	GTL Infrastructure, Ltd.	544,800	425,135
	GTL, Ltd.	649,128	1,933,322
	Gujarat Alkalies & Chemicals, Ltd.	471,803	1,307,521
	Gujarat Ambuja Cements, Ltd.	2,023,923	5,295,037
	Gujarat Fluorochemicals, Ltd.	50,745	681,994
	Gujarat Narmada Valley Fertilizers Co., Ltd.	601,145	1,371,010
	Gujarat State Fertilizers & Chemicals, Ltd.	447,664	1,909,009
	H.E.G., Ltd.	113,959	439,700
	HCL Infosystems, Ltd.	149,000	514,928
	HCL Technologies, Ltd.	174,600	2,347,347
	HDFC Bank, Ltd.	241,906	5,149,343
*	Himachal Futuristic Communications, Ltd.	3,436,502	1,900,052
	Himatsingka Seide, Ltd.	137,216	377,866
	Hinduja TMT, Ltd.	131,818	1,764,729
	Hindustan Construction Co., Ltd.	1,093,222	2,529,517
*	Hindustan Motors, Ltd.	769,723	704,928
	Hindustan Sanitaryware & Industries, Ltd.	24,608	52,648
	Hotel Leelaventure, Ltd.	1,602,335	2,067,048
	I.B.P. Co., Ltd.	7,999	76,212
	ICI India, Ltd.	47,767	467,210
	ICICI Bank Sponsored ADR	192,642	7,383,968
	iGate Global Solutions, Ltd.	20,446	164,834
*	India Cements, Ltd.	1,297,654	5,242,345
	India Glycols, Ltd.	115,658	279,270
	Indiabulls Financial Services, Ltd.	6,234	55,243

5

*	Indiabulls Real Estate, Ltd.	6,234	$47,823
	Indian Hotels Co., Ltd.	2,942,890	9,474,066
	Indian Petrochemicals Corp., Ltd.	1,306,558	7,644,334
	Indo Rama Synthetics (India), Ltd.	202,314	241,766
*	Indoco Remedies, Ltd.	500	3,451
*	IndusInd Bank, Ltd.	1,712,442	1,705,585
	Industrial Development Bank of India, Ltd.	3,178,422	5,780,614
	IPCA Laboratories, Ltd.	83,628	1,171,675
*	Ispat Industries, Ltd.	2,195,639	710,734
	IVRCL Infrastructures & Projects, Ltd.	67,260	441,862
	J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	765,781
	J.K. Industries, Ltd.	158,674	541,875
	Jammu & Kashmir Bank, Ltd.	214,248	3,024,840
	JBF Industries, Ltd.	35,983	88,224
*	Jet Airways (India), Ltd.	98,263	1,321,566
	Jindal Poly Films, Ltd.	21,594	73,481
	Jindal Saw, Ltd.	129,659	1,386,596
	Jindal Stainless, Ltd.	614,306	1,797,196
	Jindal Steel & Power, Ltd.	87,240	4,598,080
	JSW Steel, Ltd.	664,677	7,048,148
	Jubilant Organosys, Ltd.	92,350	505,853
	Karnataka Bank, Ltd.	66,072	260,805
	Karur Vysya Bank, Ltd.	46,754	279,494
	Kesoram Industries, Ltd.	204,223	1,843,280
	Kirloskar Oil Engines, Ltd.	229,180	1,253,989
	Kohinoor Foods, Ltd.	95,364	148,537
*	LANXESS ABS Ltd.	32,052	110,154
	LIC Housing Finance, Ltd.	423,699	1,384,453
	Maharashtra Scooters, Ltd.	13,612	99,954
	Mahindra & Mahindra, Ltd.	556,166	10,121,697
	Maruti Udyog, Ltd.	272,830	5,171,066
	Mastek, Ltd.	83,250	641,073
	Matrix Laboratories, Ltd.	490,684	1,999,983
	Merck, Ltd.	29,241	279,477
	MIRC Electronics, Ltd.	229,924	91,811
	Mirza International, Ltd.	1,000	3,851
	Monsanto India, Ltd.	1,217	39,169
	Moser Baer (India), Ltd.	581,535	4,326,802
	Mphasis, Ltd.	292,087	1,706,038
	MRF, Ltd.	17,453	1,458,319
*	Mukand, Ltd.	351,931	728,623
*	Mukta Arts, Ltd.	28,300	46,438
	Nagarjuna Construction Co., Ltd.	97,704	343,579
*	Nagarjuna Fertilizers & Chemicals, Ltd.	2,946,847	1,020,810
*	Nahar Capital & Financial Services, Ltd.	51,549	0
	Nahar Spinning Mills, Ltd.	51,549	318,026
	Natco Pharma, Ltd.	110,241	363,803
	National Organic Chemical Industries, Ltd.	1,279,177	666,970
	Navneet Publications (India), Ltd.	118,740	150,122
	NIIT Technologies, Ltd.	126,960	1,137,126
	NIIT, Ltd.	19,941	301,601
	Nirma, Ltd.	140,496	1,074,869
*	OCL India, Ltd.	82,078	290,062
	Omax Autos, Ltd.	64,810	124,703

6

	Orchid Chemicals & Pharmaceuticals, Ltd.	366,379	$1,881,004
	Patni Computer Systems, Ltd.	315,650	3,001,965
*	Pentamedia Graphics, Ltd.	658,344	84,802
*	Petronet LNG, Ltd.	1,859,989	1,910,039
	Polaris Software Lab, Ltd.	396,842	1,560,618
	Polyplex Corp., Ltd.	41,389	87,315
	Pricol, Ltd.	49,154	39,298
*	Prism Cements, Ltd.	358,139	282,540
	PSL, Ltd.	62,792	299,180
	Punjab Tractors, Ltd.	306,462	2,227,843
	Rain Calcining, Ltd.	752,792	705,675
	Rajasthan Spinning & Weaving Mills, Ltd.	35,562	75,497
	Rallis India, Ltd.	15,926	95,743
*	Rama Newsprint & Papers, Ltd.	21,052	16,766
	Raymond, Ltd.	288,315	2,247,821
	REI Agro, Ltd.	195,681	873,659
*	Reliance Capital, Ltd.	339,307	4,776,584
*	Reliance Communications, Ltd.	6,786,159	62,491,593
	Reliance Energy, Ltd.	508,961	5,506,701
	Reliance Industries, Ltd.	6,886,159	210,616,071
*	Reliance Natural Resources, Ltd.	6,786,159	3,612,363
	Rico Auto Industries, Ltd.	160,452	196,281
	Rolta India, Ltd.	321,636	2,270,580
	Ruchi Soya Industries, Ltd.	188,271	1,426,815
*	Samtel Colour, Ltd.	77,810	50,938
	Sesa Goa, Ltd.	8,700	350,086
*	Shasun Chemicals & Drugs, Ltd.	55,261	135,903
	Shriram Transport Finance Co., Ltd.	50,855	148,304
*	Sical Logistics, Ltd.	3,414	13,472
	SKF India, Ltd.	10,201	72,744
	Sona Koyo Steering Systems, Ltd.	59,284	67,246
	Sonata Software, Ltd.	457,576	612,186
*	South East Asia Marine Engineering Services, Ltd.	19,438	85,647
	South India Bank, Ltd.	136,621	297,911
	Srei Infrastructure Finance, Ltd.	692,456	827,626
	SRF, Ltd.	266,306	914,802
	Sterlite Industries (India), Ltd. Series A	1,319,280	13,973,155
	Sterlite Optical Technologies, Ltd.	274,890	1,141,129
	Strides Arcolab, Ltd.	113,802	822,323
	Subros, Ltd.	14,778	74,592
	Sundram Fastners, Ltd.	23,070	34,883
	Supreme Petrochem, Ltd.	101,631	48,589
*	Swaraj Engines, Ltd.	14,132	47,289
*	Syndicate Bank	1,195,706	1,829,819
	Tata Chemicals, Ltd.	1,092,020	5,295,528
	Tata Investment Corp., Ltd.	57,960	484,979
	Tata Metaliks, Ltd.	26,681	57,104
	Tata Steel, Ltd.	1,899,526	18,982,064
	Tata Tea, Ltd.	166,270	2,316,460
	Tele Data Informatics, Ltd.	534,517	517,955
	Trent, Ltd.	12,081	198,010
	Tube Investments of India, Ltd.	486,775	642,150
	TVS Motor Co., Ltd.	1,082,101	1,499,104
	Ucal Fuel Systems, Ltd.	24,245	53,670

7

	Unichem Laboratories, Ltd.	64,206	$370,725
	United Phosphorus, Ltd.	102,000	739,117
	Usha Martin, Ltd.	179,652	789,529
	UTI Bank, Ltd.	1,318,949	13,696,664
*	Uttam Galva Steels, Ltd.	305,386	229,144
	Vardhman Textiles, Ltd.	88,383	435,163
	Varun Shipping Co.	549,032	723,599
	Videocon Industries, Ltd.	35,767	347,278
	Videsh Sanchar Nigam, Ltd.	929,481	7,733,690
*	Visualsoft Technologies, Ltd.	97,597	173,389
*	Welspun India, Ltd.	37,142	65,499
	Welspun-Gujarat Stahl Rohren, Ltd.	406,465	977,853
*	Wire & Wireless India, Ltd.	997,738	2,312,093
	Wockhardt, Ltd.	55,639	445,378
	Wyeth, Ltd.	6,540	70,431
	Zee Entertainment Enterprises, Ltd.	1,995,477	10,560,075
*	Zee News, Ltd.	902,155	803,840
	Zensar Technologies, Ltd.	68,072	362,376
	Zuari Industries, Ltd.	127,958	466,811
TOTAL COMMON STOCKS			614,724,809

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd. Cumulative Preferred Shares	1,463,759	62,815

TOTAL — INDIA			614,787,624

INDONESIA — (3.1%)
COMMON STOCKS — (3.1%)
*	PT Agis Tbk	15,327,500	773,870
*	PT Apac Citra Centretex Tbk	774,000	9,763
	PT Apexindo Pratama Tbk	2,914,500	562,461
	PT Asahimas Flat Glass Tbk	5,333,500	1,440,860
	PT Astra Graphia Tbk	18,779,000	617,990
	PT Astra International Tbk	7,305,500	11,261,027
*	PT Bakrie & Brothers Tbk	133,719,000	2,670,453
*	PT Bakrieland Development Tbk	22,471,500	579,826
	PT Bank Niaga Tbk	42,186,000	3,567,381
*	PT Bank Pan Indonesia Tbk	141,853,326	8,879,399
	PT Berlian Laju Tanker Tbk	54,456,800	10,451,007
*	PT Bhakti Investama Tbk	37,610,500	4,292,479
	PT Branta Mulia Tbk	180,000	39,424
*	PT Budi Acid Jaya Tbk	6,410,000	135,825
	PT Charoen Pokphand Indonesia Tbk	13,979,000	781,530
	PT Ciputra Surya Tbk	17,718,000	1,731,187
	PT Clipan Finance Indonesia Tbk	12,461,000	430,631
*	PT Davomas Adabi Tbk	71,017,500	5,531,859
*	PT Delta Dunia Petronda Tbk	593,500	28,596
*	PT Dynaplast Tbk	3,040,000	272,989
	PT Enseval Putera Megatrading Tbk	10,177,500	658,892
*	PT Ever Shine Textile Tbk	19,347,215	162,083
*	PT Great River International Tbk	1,788,000	90,071
	PT Gudang Garam Tbk	1,471,500	1,752,777
*	PT Hero Supermarket Tbk	220,000	127,690

8

*	PT Holcim Indonesia Tbk	3,000,000	$217,285
	PT Indofood Sukses Makmur Tbk	25,723,500	4,402,749
	PT Indo-Rama Synthetics Tbk	7,901,320	458,958
	PT International Nickel Indonesia Tbk	7,522,000	32,013,999
	PT Jaya Real Property Tbk	25,947,500	3,126,838
*	PT Karwell Indonesia Tbk	1,466,500	8,191
	PT Kawasan Industry Jababeka Tbk	90,681,000	1,781,326
	PT Lautan Luas Tbk	7,721,000	368,435
	PT Lippo Karawaci Tbk	29,935,500	3,279,946
	PT Matahari Putra Prima Tbk	28,335,900	2,175,642
	PT Mayorah Indah Tbk	8,807,572	1,427,165
	PT Medco Energi International Tbk	31,249,000	12,512,079
	PT Metrodata Electronics Tbk	18,582,000	166,966
	PT Mitra Adiperkasa Tbk	826,000	76,079
*	PT Modern Photo Tbk	1,266,500	55,478
*	PT Mutlipolar Corporation Tbk	7,188,750	89,920
*	PT Panasia Indosyntec Tbk	403,200	17,662
*	PT Panin Insurance Tbk	27,606,000	802,141
*	PT Panin Life Tbk	31,969,000	547,116
*	PT Petrosea Tbk	76,000	44,776
*	PT Polychem Indonesia Tbk	9,300,000	219,544
	PT Samudera Indonesia Tbk	415,500	293,929
	PT Selamat Semp Tbk	10,624,000	346,125
	PT Semen Gresik Tbk	8,177,591	34,620,820
*	PT Sinar Mas Agro Resources & Technology Tbk	8,192,900	3,275,592
	PT Summarecon Agung Tbk	3,150,000	466,463
*	PT Sunson Textile Manufacturer Tbk	6,012,000	125,092
*	PT Suparma Tbk	3,995,345	109,609
*	PT Surya Dumai Industri Tbk	5,145,000	202,836
	PT Surya Toto Indonesia Tbk	46,400	35,569
*	PT Suryainti Permata Tbk	4,344,500	257,421
	PT Tempo Scan Pacific Tbk	64,660,000	6,244,247
	PT Tigaraksa Satria Tbk	718,200	17,893
	PT Timah Tbk	5,855,000	6,168,542
	PT Trias Sentosa Tbk	29,527,200	476,512
	PT Trimegah Sec Tbk	34,298,000	568,207
	PT Tunas Ridean Tbk	10,810,000	738,083
	PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	582,109
	PT Unggul Indah Cahaya Tbk	371,435	101,182
TOTAL COMMON STOCKS			175,272,596

RIGHTS/WARRANTS — (0.0%)
*	PT Matahari Putra Prima Tbk Warrants 07/12/10	5,451,425	84,773

TOTAL — INDONESIA			175,357,369

ISRAEL — (3.9%)
COMMON STOCKS — (3.9%)
*	Afcon Industries, Ltd.	2,102	15,256
	Albad Massuot Yitzhak, Ltd.	53,055	570,094
*	Alvarion, Ltd.	4,828	38,768
	American Israeli Paper Mills, Ltd.	23,254	1,110,358
*	Ashtrom Properties, Ltd.	171,400	187,323

9

	Azorim Investment Development & Construction Co., Ltd.	299,403	$3,767,762
	Bank Hapoalim B.M.	14,182,489	65,834,890
	Bank Leumi Le-Israel	13,378,631	48,056,731
	Bank of Jerusalem, Ltd.	71,150	102,942
	Baran Group, Ltd.	90,555	1,497,171
*	Blue Square Chain Stores Properties & Investments, Ltd.	33,400	383,278
	Clal Industries, Ltd.	773,796	4,495,228
*	Delta-Galil Industries, Ltd.	131,707	990,920
	Discount Investment Corp.	283,611	8,564,204
*	Discount Mortgage Bank, Ltd.	3,611	417,632
*	Elbit Medical Imaging, Ltd.	168,210	6,688,025
*	Electra (Israel), Ltd.	13,319	2,101,788
*	Electra Consumer Products	63,603	425,622
*	Elron Electronic Industries, Ltd.	274,956	3,485,288
*	Feuchtwanger Investments 1984, Ltd.	10,500	30
*	First International Bank of Israel, Ltd.	752,360	1,874,441
*	First International Bank of Israel, Ltd. Par Value $0.05	294,660	3,799,687
*	Formula Systems (1985), Ltd.	153,225	2,011,122
*	Formula Vision Technologies, Ltd.	342,725	226,058
*	Granite Hacarmel Investments, Ltd.	142,500	294,333
*	GTC Real Estate NV	3,052	37,330
	IDB Development Corp., Ltd. Series A	299,281	10,295,096
	Industrial Building Corp., Ltd.	937,191	2,305,136
	Israel Cold Storage & Supply Co., Ltd.	7,000	66,229
	Israel Corp., Ltd. Series A	3,576	1,877,265
*	Israel Petrochemical Enterprises, Ltd.	238,177	2,465,121
	Israel Salt Industries, Ltd.	158,462	964,354
*	Israel Steel Mills, Ltd.	97,000	897
*	J.O.E.L. Jerusalem Oil Exploration, Ltd.	27,096	450,410
*	Kardan Israel, Ltd.	2,237	8,366
*	Knafaim Arkia Holdings, Ltd.	117,857	993,319
*	Koor Industries, Ltd.	149,180	8,061,725
	Leader Holding & Investments, Ltd.	197,439	487,087
*	Liberty Properties, Ltd.	3,457	42,474
	Makhteshim-Agan Industries, Ltd.	227,355	1,361,225
*	Mer Industries, Ltd.	21,439	143,771
	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	74,014
*	Metalink, Ltd.	21,794	136,730
*	Middle East Tube Co., Ltd.	46,200	94,155
*	Miloumor, Ltd.	167,676	557,059
*	Minrav Holdings, Ltd.	2,000	131,892
	Mivtach Shamir Holdings, Ltd.	10,944	186,229
*	Naphtha Israel Petroleum Corp.	407,900	228,763
*	OCIF Investments and Development, Ltd.	14,180	404,541
*	Orckit Communications, Ltd.	109,096	1,169,409
	Otzar Hashilton Hamekomi, Ltd.	1,050	98,781
	Packer Plada, Ltd.	4,006	380,246
	Polgat Industries, Ltd. Series A	87,600	66,674
	Property and Building Corp., Ltd.	11,288	1,648,172
*	Retalix, Ltd.	71,662	1,415,316
*	Scailex Corp., Ltd.	423,455	3,510,378
	Shrem Fudim Kelner & Co., Ltd.	101,645	456,723
	Suny Electronic Inc., Ltd.	129,761	527,086
*	Super-Sol, Ltd. Series B	793,301	3,098,820

10

*	Team Computer & Systems, Ltd.	7,900	$179,949
*	The Israel Land Development Co., Ltd.	234,969	1,335,473
*	Tower Semiconductor, Ltd.	578,773	1,029,209
* #	TTI Team Telecom International, Ltd. ADR	18,170	46,879
*	Union Bank of Israel, Ltd.	499,194	2,539,944
	United Mizrahi Bank, Ltd.	1,696,011	12,111,834
	Urdan Industries, Ltd.	526,698	402,235
*	Ytong Industries, Ltd.	174,250	191,031

TOTAL — ISRAEL			218,520,298

MALAYSIA — (6.0%)
COMMON STOCKS — (6.0%)
	A&M Realty Berhad	213,550	90,258
	Acoustech Berhad	474,400	141,114
	ACP Industries Berhad	2,287,200	1,144,089
*	Advance Synergy Berhad	986,000	91,662
	Advanced Synergy Capital Berhad	153,500	21,693
	Affin Holdings Berhad	9,333,600	5,946,501
	Aluminum Co. of Malaysia Berhad	250,000	95,679
*	AMBD Berhad	1,990,900	162,267
	AmInvestment Group Berhad	994,468	588,253
	AMMB Holdings Berhad	19,012,144	18,137,954
*	Ancom Berhad	413,437	108,029
	Ann Joo Resources Berhad	1,502,000	935,240
*	Antah Holding Berhad	306,000	33,676
	APM Automotive Holdings Berhad	1,024,700	696,566
	Apollo Food Holdings Berhad	198,400	158,698
	Asas Dunia Berhad	524,700	107,897
*	Asia Pacific Land Berhad	5,644,300	807,372
	Asiatic Development Berhad	3,326,700	4,751,239
	Ayer Hitam Planting Syndicate Berhad	27,000	28,376
	Bandar Raya Developments Berhad	3,669,100	1,730,053
	Batu Kawan Berhad	2,240,250	5,277,166
*	Berjaya Capital Berhad	614,136	403,835
*	Berjaya Corp. Berhad	13,245,480	1,458,184
*	Berjaya Corp. Berhad ICULS	34,838,582	1,839,891
	Berjaya Land Berhad	4,343,000	1,141,810
	Bernas Padiberas Nasional Berhad	4,704,100	2,686,903
*	Bimb Holdings Berhad	1,029,800	383,004
	Bina Darulaman Berhad	118,000	35,707
	Binaik Equity Berhad	149,800	34,241
*	Bolton Properties Berhad	1,277,400	335,506
	Boustead Holdings Berhad	3,212,900	2,000,549
	Boustead Properties Berhad	343,700	331,808
	Cahya Mata Sarawak Berhad	1,169,500	621,682
	Chemical Co. of Malaysia Berhad	311,000	273,496
	Chin Teck Plantations Berhad	296,600	482,707
	Choo Bee Metal Industries Berhad	339,700	208,601
*	Compugates Holdings Berhad	5,000	2,114
	Cosway Corp. Berhad	854,100	278,424
*	Country Heights Holdings Berhad	174,000	35,300
	Courts Mammoth Berhad	1,582,000	420,623
*	Crest Builder Holdings Berhad	394,000	114,989

11

	Cycle & Carriage Bintang Berhad	249,800	$158,307
*	Damansara Realty Berhad	5,487,800	580,917
*	Datuk Keramik Holdings Berhad	127,000	1,631
	Dijaya Corp. Berhad	612,100	147,759
	DNP Holdings Berhad	384,100	103,214
	DRB-Hicom Berhad	7,715,700	4,144,758
*	Dunham-Bush (Malaysia) Berhad	128,115	117,639
	E&O Property Development Berhad	94,383	69,589
	Eastern & Oriental Berhad (6468754)	1,846,566	1,050,332
*	Eastern & Oriental Berhad (B19ZLW1)	283,149	161,661
	Eastern Pacific Industrial Corp. Berhad	414,400	168,057
	ECM Libra Avenue Berhad	5,900,730	1,509,885
*	Ecofirst Consolidated Berhad	1,268,000	72,458
	Edaran Otomobil Nasional Berhad	1,464,900	1,213,194
	Engtex Group Berhad	438,900	164,289
	EON Capital Berhad	1,200,907	2,160,040
	Esso Malaysia Berhad	881,500	732,802
*	Faber Group Berhad	170,300	36,035
	Far East Holdings Berhad	388,800	532,882
	Focal Aims Holdings Berhad	424,000	48,446
*	Fountain View Development Berhad	2,573,200	147,101
	Gamuda Berhad	6,533,900	12,497,017
	General Corp. Berhad	1,521,400	382,974
	Glomac Berhad	1,338,200	496,896
	Gold IS Berhad	1,450,100	725,316
	Golden Hope Plantations Berhad	5,848,950	10,938,795
*	Golden Plus Holdings Berhad	201,000	34,738
*	Gopeng Berhad	273,900	50,905
	Grand United Holdings Berhad	977,700	156,536
*	Gula Perak Berhad	3,605,350	247,478
*	GuocoLand (Malaysia) Berhad	225,600	83,746
	Guthrie Ropel Berhad	191,700	273,661
	Hap Seng Consolidated Berhad	1,499,200	1,082,918
	Highlands and Lowlands Berhad	3,550,100	5,879,542
*	HIL Industries Berhad	373,285	50,137
*	Ho Hup Construction Co. Berhad	175,100	33,040
*	Ho Wah Genting Berhad	369,000	25,853
	Hong Leong Financial Group Berhad	1,191,937	1,940,672
	Hong Leong Industries Berhad	1,225,800	1,943,264
	Hume Industries (Malaysia) Berhad	537,667	546,580
	Hunza Properties Berhad	803,300	516,163
	Hwang-DBS (Malaysia) Berhad	850,700	691,161
	IGB Corp. Berhad	11,062,600	6,954,234
	IJM Corp. Berhad	3,205,200	7,965,797
	IJM Plantations Berhad	204,400	100,978
*	Insas Berhad	3,072,100	628,837
	Integrated Logistics Berhad	1,222,800	691,692
	IOI Properties Berhad	13,600	40,399
	Island & Peninsular Berhad	3,771,823	1,755,841
*	Jaks Resources Berhad	3,438,000	511,537
	Jaya Tiasa Holdings Berhad	1,128,700	1,334,450
	Jerneh Asia Berhad	265,700	171,639
*	Johan Holdings Berhad	228,000	15,957
	Johor Land Berhad	247,940	101,299

12

*	Jotech Holdings Berhad	5,937,000	$356,557
	K & N Kenanga Holdings Berhad	1,908,000	649,338
*	Karambunai Corp. Berhad	3,390,000	189,202
	Keck Seng (Malaysia) Berhad	1,642,400	2,017,199
	Kian Joo Can Factory Berhad	3,225,480	1,096,361
*	KIG Glass Industrial Berhad	260,000	2,227
	Kim Hin Industry Berhad	453,800	180,105
	Kim Loong Resources Berhad	232,000	108,669
	KLCC Property Holdings Berhad	5,492,000	4,957,470
*	Knusford Berhad	153,300	94,230
	KPJ Healthcare Berhad	1,570,300	941,468
	KrisAssets Holdings Berhad	368,377	277,698
	KSL Holdings Berhad	127,100	72,227
	Kuala Lumpur Kepong Berhad	4,069,650	12,202,999
*	Kub Malaysia Berhad	6,829,000	1,064,642
*	Kuchai Development Berhad	345,600	119,460
	Kulim Malaysia Berhad	2,006,325	3,781,132
*	Kumpulan Europlus Berhad	1,702,900	338,599
	Kumpulan Fima Berhad	585,100	103,631
	Kwantas Corp. Berhad	123,000	172,838
*	Land & General Berhad	14,757,000	1,414,935
	Landmarks Berhad	1,847,200	1,293,306
*	LBS Bina Group Berhad	949,400	149,196
	Leader Universal Holdings Berhad	6,643,033	1,348,481
	Leong Hup Holdings Berhad	1,469,800	508,440
*	Lien Hoe Corp. Berhad	654,850	55,239
*	Lion Corp Berhad	997,000	233,746
	Lion Diversified Holdings Berhad	2,683,300	4,640,386
	Lion Industries Corp. Berhad	4,734,381	1,813,905
	London Biscuits Berhad	218,100	107,136
	MAA Holdings Berhad	722,700	417,149
	Malayan Cement Berhad	67,500	28,149
	Malaysia Building Society Berhad	263,000	81,269
	Malaysia Industrial Development Finance Berhad	6,795,200	2,601,233
*	Malaysian Airlines System Berhad	290,300	460,391
	Malaysian Bulk Carriers Berhad	2,501,300	2,628,540
	Malaysian Mosaics Berhad	354,240	155,866
	Malaysian National Reinsurance Berhad	1,150,800	1,512,292
*	Malaysian Plantations Berhad	5,187,100	4,177,317
*	Malaysian Resources Corp. Berhad	12,833,100	6,349,945
	MBM Resources Berhad	487,533	417,735
*	Measat Global Berhad	348,500	255,766
*	Meda, Inc. Berhad	650,100	46,514
	Mega First Corp. Berhad	981,700	429,255
	Melewar Industrial Group Berhad	1,023,997	301,502
	Mentakab Rubber Co. (Malaya) Berhad	1,100	691
	Merge Housing Berhad	58,952	12,279
	Metro Kajang Holdings Berhad	535,333	221,705
*	Metroplex Berhad	817,000	6,997
*	Mieco Chipboard Berhad	873,900	299,491
	MK Land Holdings Berhad	6,748,700	1,195,812
	MMC Corp. Berhad	6,527,400	10,167,442
	MTD Infraperdana Berhad	5,891,300	1,784,237
	Muda Holdings Berhad	706,000	74,637

13

	Muhibbah Engineering Berhad	727,300	$830,804
*	MUI Properties Berhad	1,314,000	105,214
*	Mulpha International Berhad	11,639,000	5,621,895
*	Multi-Purpose Holdings Berhad	1,974,000	1,376,731
	Mutiara Goodyear Development Berhad	377,900	66,374
	MWE Holdings Berhad	458,000	119,367
	Mycron Steel Berhad	119,750	28,034
	Naluri Berhad	3,491,300	702,987
*	Nam Fatt Berhad	1,398,600	268,540
	Narra Industries Berhad	154,200	40,495
	NCB Holdings Berhad	2,363,700	1,842,471
	Negri Sembilan Oil Palms Berhad	167,600	146,546
	New Straits Times Press (Malaysia) Berhad	1,655,100	978,926
	NV Multi Corp. Berhad	671,800	115,152
	Nylex (Malaysia) Berhad	328,550	155,793
	Oriental Holdings Berhad	2,837,416	3,924,930
	Oriental Interest Berhad	170,000	69,416
	OSK Holdings Berhad	5,309,618	3,869,058
	OSK Property Holdings Berhad	186,678	63,979
*	OSK Ventures Interantional Berhad	66,000	48,073
	P.I.E. Industrial Berhad	323,600	286,493
	Pacific & Orient Berhad	267,842	127,716
	Pacificmas Berhad	305,000	325,845
*	Pan Malaysia Cement Works Berhad	1,271,800	98,122
	Panasonic Manufacturing Malaysia Berhad	323,380	873,065
*	Paracorp Berhad	252,000	719
	Paramount Corp. Berhad	203,900	128,177
	PBA Holdings Berhad	1,502,500	510,736
	Pelikan International Corp. Berhad	148,680	169,041
*	Permaju Industries Berhad	1,714,300	313,479
	Petaling Garden Berhad	871,000	435,091
	Petronas Dagangan Berhad	970,900	1,580,915
*	Pilecom Engineering Berhad	105,000	8,842
	PJ Development Holdings Berhad	2,131,400	365,318
	PK Resources Berhad	25,000	4,575
	Pos Malaysia & Services Holdings Berhad	3,313,817	4,314,376
	PPB Group Berhad	6,909,466	11,152,142
	Premium Nutrients Berhad	513,100	35,214
*	Prime Utilities Berhad	46,000	5,392
*	Promet Berhad	140,000	0
*	Protasco Berhad	282,200	79,012
	Proton Holdings Berhad	3,652,500	7,519,243
*	Pulai Springs Berhad	159,800	57,496
*	Ramunia Holdings Berhad	816,000	261,105
	Ranhill Berhad	4,044,500	1,491,123
*	RB Land Holdings Berhad	327,900	89,974
	RHB Capital Berhad	11,729,900	14,687,128
	Road Builders (Malaysia) Holdings Berhad	5,519,200	6,704,359
*	Salcon Berhad	287,000	104,941
	Sapura Resources Berhad	286,800	27,455
	Sapura Telecommunications Berhad	155,152	39,926
	Sarawak Enterprise Corp. Berhad	4,271,000	2,392,992
	Sarawak Oil Palms Berhad	139,500	145,140
	Scientex, Inc. Berhad	210,800	243,114

14

	Selangor Dredging Berhad	619,000	$111,402
	Shangri-La Hotels (Malaysia) Berhad	706,000	514,223
	SHL Consolidated Berhad	943,700	331,262
*	Silverstone Corp. Berhad	8,690	161
	Sime Darby Berhad	355,980	793,057
	Sime Engineering Services Berhad	222,000	108,458
*	South East Asia Lumber, Inc. Berhad	228,800	35,303
	Southern Acids (Malaysia) Berhad	44,000	18,732
*	Southern Steel Berhad	865,300	375,547
*	Store Corp. Berhad	124,630	101,453
	Subur Tiasa Holdings Berhad	438,600	626,271
*	Sumatec Resources Berhad	921,700	238,581
	Sunrise Berhad	2,371,000	1,455,862
	Sunway City Berhad	2,358,700	1,888,334
*	Sunway Holdings, Inc. Berhad	4,443,600	732,411
	Suria Capital Holdings Berhad	1,181,600	243,063
	TA Enterprise Berhad	10,119,100	4,896,562
*	Talam Corp. Berhad	3,534,350	267,674
*	Tamco Corp. Holdings Berhad	219,500	33,540
	Tan Chong Motor Holdings Berhad	5,338,300	1,877,714
	Tekala Corp. Berhad	337,700	97,424
	TH Group Berhad	1,705,800	297,242
*	Time Dotcom Berhad	8,911,700	1,898,719
	Tiong Nam Transport Holdings Berhad	171,500	38,456
	Tradewinds (Malaysia) Berhad	844,200	770,842
*	Tradewinds Corp. Berhad	6,902,600	1,834,808
*	Tradewinds Plantation Berhad	763,300	420,719
*	Trengganu Development & Management Berhad	738,100	238,201
	TSR Capital Berhad	157,900	83,452
	UAC Berhad	95,200	112,098
	UDA Holdings Berhad	1,642,300	1,364,036
	UEM World Berhad	4,987,400	5,137,016
	UMW Holdings Berhad	2,916,443	7,662,585
	Unico-Desa Plantations Berhad	6,160,620	985,255
	Unisem (M) Berhad	4,666,700	2,521,351
	United Malacca Rubber Estates Berhad	427,100	602,627
	United Plantations Berhad	821,200	2,579,970
*	Utama Banking Group Berhad	4,528,000	2,691,227
*	Utusan Melayu (Malaysia) Berhad	449,500	141,203
	VS Industry Berhad	963,400	577,697
	Warisan TC Holdings Berhad	109,850	56,829
*	Weida (Malaysia) Berhad	259,700	54,873
	Worldwide Holdings Berhad	877,100	776,684
	WTK Holdings Berhad	863,000	2,119,939
	Yeo Hiap Seng (Malaysia) Berhad	296,100	201,043
	YTL Corp. Berhad	5,483,600	10,735,139
*	YTL Power International Berhad	570,294	364,796
	Yu Neh Huat Berhad	2,694,400	1,754,498
	Zelan Berhad	508,500	1,286,038
TOTAL COMMON STOCKS			337,258,668

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1 08/03/13	1,526,067	98,020

15

*	Malayan United Industries Berhad A2 08/03/13	1,526,067	$91,486
TOTAL PREFERRED STOCKS			189,506

RIGHTS/WARRANTS — (0.0%)
*	Bimb Holdings Berhad Rights 03/13/07	514,900	44,096
*	Mieco Chipboard Berhad Warrants 04/21/09	76,000	10,197
*	Sarawak Oil Palms Berhad Warrants 01/19/11	23,250	13,805
TOTAL RIGHTS/WARRANTS			68,098

TOTAL — MALAYSIA			337,516,272

MEXICO — (7.4%)
COMMON STOCKS — (7.4%)
#	Alfa S.A. de C.V. Series A	6,037,464	38,666,333
	Cemex S.A.B. de C.V. ADR	1,360,000	46,212,800
* #	Cintra S.A. de C.V.	85,000	20,557
*	Consorcio Hogar S.A. de C.V. Series B	707,031	462,310
#	Controladora Comercial Mexicana S.A. de C.V. Series B	7,880,200	19,975,427
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	1,671,586	4,401,984
	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	3,689	1,933
	Corporativo Fragua S.A. de C.V. Series B	70	470
*	Desc S.A. de C.V. Series B	1,747,367	2,645,107
	El Puerto de Liverpool S.A. de C.V. Series 1	20,000	80,812
	El Puerto de Liverpool S.A.B. de C.V. Series C1	328,600	1,356,878
	Embotelladora Arca S.A. de C.V., Mexico	458,003	1,640,970
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	7,255
*	Empresas ICA S.A. de C.V. Sponsored ADR	91,476	3,906,940
*	Empresas ICA S.A.B. de C.V	3,228,700	11,568,048
#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	488,000	5,402,261
#	Gruma S.A. de C.V. Series B	3,347,050	10,568,022
#	Grupo Aeroportuario del Sureste S.A.B. de C.V.	383,200	1,705,903
#	Grupo Carso S.A. de C.V. Series A-1	13,173,051	43,775,657
	Grupo Cementos de Chihuahua S.A. de C.V.	2,798,792	13,286,754
	Grupo Continental S.A. de C.V.	1,444,500	2,975,896
	Grupo Corvi S.A. de C.V. Series L	284,000	76,951
	Grupo Financiero Inbursa S.A. de C.V. Series O	6,727,615	12,172,643
*	Grupo Gigante S.A. de C.V. Series B	324,076	383,171
	Grupo Herdez S.A.B. de C.V.	319,000	342,025
#	Grupo Industrial Maseca S.A. de C.V. Series B	2,771,700	2,544,735
	Grupo Industrial Saltillo S.A.B. de C.V.	1,246,869	1,753,448
*	Grupo Iusacell S.A. de C.V.	143,500	1,683,820
#	Grupo Mexico S.A.B. de C.V. Series B	21,343,635	92,530,762
*	Grupo Nutrisa S.A. de C.V.	428	460
	Grupo Posadas S.A. de C.V. Series L	356,000	383,927
*	Grupo Qumma S.A. de C.V. Series B	5,301	85
*	Impulsora del Desarrollo Economico de America Latina S.A. de C.V.	6,727,615	7,647,071
	Industrias Bachoco S.A. Series B	823,600	1,977,077
#	Industrias Penoles S.A. de C.V.	1,277,400	12,471,704
* #	Industrias S.A. de C.V. Series B	4,257,252	15,939,623
*	Jugos del Valle S.A. de C.V. Series B	213,600	1,297,189
	Organizacion Soriana S.A.B. de C.V. Series B	15,749,100	45,014,760
* #	Promotora y Operadora de Infraestructura S.A. de C.V.	152,065	367,761

16

*	Sanluis Corporacion S.A. de C.V. Series A	2,400	$844
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	1,681
*	Savia S.A. de C.V.	3,457,285	247,741
*	US Commercial Corp. S.A. de C.V.	271,000	35,926
#	Vitro S.A. de C.V.	3,272,886	6,566,762
*	Vitro S.A. de C.V. ADR	24,700	143,013

TOTAL — MEXICO			412,245,496

PHILIPPINES — (1.4%)
COMMON STOCKS — (1.4%)
	Aboitiz Equity Ventures, Inc.	5,782,000	982,290
	Alaska Milk Corp.	7,953,000	639,718
*	Alsons Consolidated Resources, Inc.	16,904,000	267,725
*	Bacnotan Consolidated Industries, Inc.	2,036,364	422,142
*	Belle Corp.	30,800,000	884,021
	Cebu Holdings, Inc.	7,763,250	612,552
*	Digital Telecommunications (Philippines), Inc.	116,279,000	4,426,678
	DMCI Holdings, Inc.	3,446,000	463,369
*	Empire East Land Holdings, Inc.	18,460,000	319,433
*	Equitable PCI Bank, Inc.	2,841,900	5,914,631
*	Export & Industry Bank, Inc.	14,950	174
*	Fil-Estate Land, Inc.	7,196,340	130,643
*	Filinvest Development Corp.	6,763,500	734,810
*	Filinvest Land, Inc.	237,350,156	8,378,093
*	Filipina Water Bottling Corp.	5,471,786	0
	First Philippines Holdings Corp.	1,835,100	2,875,749
*	House of Investments, Inc.	700,000	41,022
*	Kuok Philippine Properties, Inc.	4,300,000	44,350
	Megaworld Properties & Holdings, Inc.	253,331,600	16,010,055
	Metro Bank and Trust Co.	5,430,220	6,906,518
*	Mondragon International Philippines, Inc.	2,464,000	6,346
	Petron Corp.	22,111,000	2,006,185
*	Philippine National Bank	3,619,900	3,729,706
*	Philippine National Construction Corp.	398,900	38,630
*	Philippine Realty & Holdings Corp.	20,930,000	281,352
	Philippine Savings Bank	1,232,313	1,510,706
*	Prime Media Holdings, Inc.	409,000	8,343
*	Prime Orion Philippines, Inc.	14,400,000	83,053
*	RFM Corp.	2,488,200	75,172
	Rizal Commercial Banking Corp.	78,000	63,046
	Robinson’s Land Corp. Series B	13,617,000	5,218,898
	Security Bank Corp.	2,136,110	3,431,933
	Semirara Mining Corp.	161,700	59,778
	SM Development Corp.	21,996,400	1,817,852
*	Solid Group, Inc.	19,668,000	326,087
	Soriano (A.) Corp.	20,195,000	1,297,869
	Union Bank of the Philippines	547,400	682,820
	Universal Robina Corp.	18,561,345	6,638,233

TOTAL — PHILIPPINES			77,329,982

17

POLAND — (3.9%)
COMMON STOCKS — (3.8%)
	Agora SA	451,684	$6,203,507
*	Amica Wronki SA	174,355	1,623,980
	Bank Millennium SA	6,521,691	21,646,779
	Bank Przemyslowo Handlowy BPH SA	9,050	2,781,181
*	Boryszew SA	232,079	1,657,723
*	Budimex SA	136,359	4,531,346
	Computerland SA	17,076	643,243
	Debica SA	108,119	3,402,382
*	Echo Investment SA	89,433	3,017,240
	Elektrobudowa SA	31,748	1,360,133
	Fabryki Mebli Forte SA	68,159	321,143
*	Farmacol SA	2,354	32,779
*	Firma Chemiczna Dwory SA	39,466	1,650,348
	Grupa Kety SA	72,656	4,535,155
*	Grupa Lotos SA	839,119	11,915,245
*	Huta Ferrum SA	4,233	33,873
*	Impexmetal SA	241,068	19,861,955
	Kredyt Bank SA	248,313	1,826,054
*	Kroscienskie Huty Szkla Krosno SA	55,675	113,031
*	Lentex SA	158,570	2,333,394
*	MNI SA	287,468	493,014
*	Mostostal Export SA	879,352	1,827,360
*	Mostostal Warszawa SA	366,600	5,795,965
*	Mostostal Zabrze Holding SA	350,940	933,720
	Netia Holdings SA	3,205,751	4,884,058
*	Opoczno SA	8,124	113,039
	Orbis SA	668,253	19,258,123
*	Polski Koncern Miesny Duda SA	157,279	761,403
	Polski Koncern Naftowy Orlen SA	5,264,698	78,138,281
	Prokom Software SA	182,188	9,623,943
	Prosper SA	35,168	195,748
*	Provimi-Rolimpex SA	43,412	309,595
*	Raciborska Fabryka Kotlow SA	291,972	1,049,880
*	Stalexport SA	460,000	849,565
	Ster-Projekt SA	98,681	256,521
TOTAL COMMON STOCKS			213,980,706

RIGHTS/WARRANTS — (0.1%)
*	Rafako SA Rights 03/20/07	291,972	2,551,615

TOTAL — POLAND			216,532,321

SOUTH AFRICA — (12.0%)
COMMON STOCKS — (12.0%)
	ABSA Group, Ltd.	2,353,362	44,654,477
	Advtech, Ltd.	620,958	287,743
	Aeci, Ltd.	1,319,116	12,919,168
	Afgri, Ltd.	1,683,266	1,513,167
*	African Rainbow Minerals, Ltd.	1,244,573	16,712,470
	AG Industries, Ltd.	1,233,907	950,310
	Alexander Forbes, Ltd.	1,311,395	2,979,797
	Allied Electronics Corp., Ltd.	415,073	2,571,636
	Amalgamated Appliance Holdings, Ltd.	1,070,452	929,929

18

	Argent Industrial, Ltd.	797,929	$1,922,648
*	AST Group, Ltd.	968,701	110,074
	Aveng, Ltd.	1,703,690	9,308,630
	AVI, Ltd.	2,368,608	6,561,610
	Barloworld, Ltd.	2,024,614	48,601,985
*	Bell Equipment, Ltd.	452,449	2,007,996
	Business Connexion Group	465,381	450,349
	Bytes Technology Group, Ltd.	314,654	608,990
	Capitec Bank Holdings, Ltd.	171,133	875,274
	Caxton & CTP Publishers & Printers, Ltd.	1,997,683	4,471,312
	City Lodge Hotels, Ltd.	21,170	222,199
*	Corpgro, Ltd.	579,166	0
	Datacentrix Holdings, Ltd.	603,757	323,798
	Datatec, Ltd.	1,751,826	8,152,161
	Delta Electrical Industries, Ltd.	234,340	616,019
	Dimension Data Holdings PLC	3,977,377	3,798,378
	Distell Group, Ltd.	705,989	5,067,448
	Dorbyl, Ltd.	184,041	381,696
*	Durban Roodeport Deep, Ltd.	308,824	228,596
	Ellerine Holdings, Ltd.	1,358,431	15,054,557
*	Enaleni Pharmaceuticals, Ltd.	318,272	215,059
	Enviroserv Holdings, Ltd.	259,484	356,616
	Exxaro Resources, Ltd.	80,503	682,807
	Gold Fields, Ltd.	183,112	3,201,314
	Gold Fields, Ltd. Sponsored ADR	105,300	1,856,439
	Gold Reef Resorts, Ltd.	344,218	1,095,051
	Grindrod, Ltd.	1,298,695	3,097,041
	Group Five, Ltd.	258,794	1,826,808
*	Harmony Gold Mining Co., Ltd.	3,183,494	43,379,239
* #	Harmony Gold Mining Co., Ltd. ADR	206,920	2,861,704
	Highveld Steel & Vanadilum Corp., Ltd.	268,788	3,033,639
	Hudaco Industries, Ltd.	158,266	1,611,314
	Iliad Africa, Ltd.	76,658	143,699
	Illovo Sugar, Ltd.	497,655	1,377,245
	Imperial Holdings, Ltd.	349,923	7,950,057
	Investec, Ltd.	1,642,445	19,461,873
*	JCI, Ltd.	4,289,448	0
	JD Group, Ltd.	1,116,746	14,021,066
	Johnic Communications, Ltd.	391,810	4,835,250
*	Kap International Holdings, Ltd.	873,534	549,058
	Lewis Group, Ltd.	774,081	7,293,270
	Liberty Group, Ltd.	1,566,347	17,376,238
*	M Cubed Holdings, Ltd.	1,850,526	66,356
	Medi-Clinic Corp., Ltd.	1,277,088	4,608,956
*	Merafe Resources, Ltd.	13,982,084	1,888,705
	Metair Investment, Ltd.	34,286	1,375,133
*	Metorex, Ltd.	610,501	1,712,315
	Metropolitan Holdings, Ltd.	7,710,299	16,216,792
	Mittal Steel South Africa, Ltd.	2,653,358	40,377,885
	Murray & Roberts Holdings, Ltd.	1,479,104	10,963,914
	Mustek, Ltd.	449,000	673,839
	Mvelaphanda Group, Ltd.	3,564,018	5,569,861
	Nampak, Ltd.	4,365,378	14,040,043
	Nedbank Group, Ltd.	2,065,065	38,510,264

19

	New Clicks Holdings, Ltd.	2,981,064	$5,384,199
	New Corpcapital, Ltd.	579,166	8,011
	Northam Platinum, Ltd.	830,061	5,688,421
	Nu-World Holdings, Ltd.	158,299	877,126
	Oceana Group, Ltd.	460,727	1,004,982
	Omnia Holdings, Ltd.	387,795	3,420,185
*	Palabora Mining Co., Ltd.	69,265	493,601
*	Peregrine Holdings, Ltd.	665,741	1,311,073
	PSG Group, Ltd.	441,717	1,692,200
	Rainbow Chicken, Ltd.	2,342,148	4,137,468
*	Randgold & Exploration Co., Ltd.	256,811	0
	Redefine Income Fund, Ltd.	83,325	85,212
	Sanlam, Ltd.	25,246,627	66,189,142
	Santam, Ltd.	719,023	10,063,310
	Sappi, Ltd.	1,311,653	18,629,087
	Sappi, Ltd. ADR	264,800	3,823,712
	Spur Corp., Ltd.	153,378	237,466
	Steinhoff International Holdings, Ltd.	8,034,925	28,997,770
	Sun International, Ltd.	190,655	3,534,086
	Super Group, Ltd.	1,473,845	2,548,817
	Telkom South Africa, Ltd.	1,022,486	23,075,256
	Telkom South Africa, Ltd. Sponsored ADR	2,900	262,450
*	Tiger Automotive, Ltd.	467,278	904,826
	Tiger Wheels, Ltd.	535,330	1,151,801
	Tongaat-Hulett Group, Ltd.	757,380	12,567,208
	Trans Hex Group, Ltd.	356,128	739,368
	Trencor, Ltd.	1,003,499	4,451,660
	UCS Group, Ltd.	1,309,466	787,032
	Unitrans, Ltd.	178,989	1,287,876
	Value Group, Ltd.	874,662	341,911

TOTAL — SOUTH AFRICA			668,206,523

SOUTH KOREA — (12.1%)
COMMON STOCKS — (12.1%)
* #	Aekyung Petrochemical Co., Ltd.	19,060	358,228
*	Anam Electronics Co., Ltd.	24,280	121,604
*	Asia Cement Manufacturing Co., Ltd.	10,728	483,553
*	Asia Paper Manufacturing Co., Ltd.	34,410	467,122
	AUK Corp.	40,090	98,668
	Baiksan Co., Ltd.	41,550	65,334
*	BNG Steel Co., Ltd	30,250	296,687
	Bohae Brewery Co., Ltd.	8,830	176,314
#	Bong Shin Co., Ltd.	37,790	43,673
	Boo Kook Securities Co., Ltd.	27,705	510,202
#	Boryung Pharmaceutical Co., Ltd.	10,573	405,707
	BYC Co., Ltd.	810	125,820
	Byuck San Corp.	10,472	160,098
* #	Byuck San Engineering and Construction Co., Ltd.	87,860	704,479
	Cambridge Members Co., Ltd.	8,070	173,466
* #	Capro Corp.	121,830	320,209
	Cheil Industrial, Inc.	95,804	3,951,497
*	Cho Kwang Leather Co., Ltd.	13,660	107,614
	Cho Kwang Paint Co., Ltd.	24,260	67,328

20

	Choil Aluminum Manufacturing Co., Ltd.	13,190	$166,989
	Chon Bang Co., Ltd.	2,520	87,614
	Chosun Refractories Co., Ltd.	8,170	496,490
	Chungho Comnet Co., Ltd.	17,450	328,787
#	CJ Corp.	1,367	142,008
*	CKD Bio Corp.	9,469	45,431
*	CKF Co., Ltd.	7,160	181,285
* #	Comtec Systems Co., Ltd.	75,460	85,897
*	Cosmochemical Co., Ltd.	47,640	174,584
	Crown Confectionery Co., Ltd.	740	87,595
* #	D.I Corp.	101,890	241,770
	Dae Chang Industrial Co.	25,740	192,220
	Dae Dong Industrial Co., Ltd.	17,320	240,728
#	Dae Hyun Co., Ltd.	192,600	181,623
* #	Dae Sang Corp.	100,184	1,088,690
#	Dae Won Kang Up Co., Ltd.	21,320	336,453
* #	Dae Young Packaging Co., Ltd.	972,440	176,755
* #	Dae Yu Co., Ltd.	64,160	133,645
#	Daeduck Electronics Co., Ltd.	157,570	1,285,063
#	Daeduck Industries Co., Ltd.	54,840	479,018
	Daegu Bank Co., Ltd.	135,722	2,324,789
#	Daehan Fire & Marine Insurance Co, Ltd.	63,050	122,085
#	Daehan Flour Mills Co., Ltd.	5,955	1,258,185
* #	Daehan Pulp Co., Ltd.	15,052	95,583
	Daehan Synthetic Fiber Co., Ltd.	5,193	721,850
	Daekyo Co., Ltd.	24,460	2,040,479
*	Daekyung Machinery & Engineering Co., Ltd.	11,150	210,757
#	Daelim Industrial Co., Ltd.	121,350	10,417,705
	Daelim Trading Co., Ltd.	42,312	231,293
#	Daesang Farmsco	42,230	79,521
*	Daesang Holdings Co., Ltd.	33,096	163,844
#	Daesung Industrial Co., Ltd.	16,340	1,522,026
*	Daewon Cable Co., Ltd.	13,570	65,230
#	Daewon Pharmaceutical Co., Ltd.	19,590	191,641
*	Daewoo Electronic Components Co., Ltd.	18,176	197,130
* #	Daewoo Motor Sales Corp.	93,860	2,532,323
	Daewoong Co., Ltd.	14,890	364,398
	Dahaam E-Tec Co., Ltd.	5,985	194,713
#	Daishin Securities Co., Ltd.	201,051	4,649,359
#	Daiyang Metal Co., Ltd.	117,990	231,206
* #	Daou Technology, Inc.	172,380	1,105,620
#	DC Chemical Co., Ltd.	55,150	2,663,369
*	Digital Power Communications Co., Ltd.	113,840	163,621
	Dong Ah Tire Industrial Co., Ltd.	51,594	282,890
*	Dong Hai Pulp Co., Ltd.	14,310	36,242
	Dong IL Rubber Belt Co., Ltd.	37,288	114,500
#	Dong Wha Pharmaceutical Industries Co.	20,947	625,759
*	Dong Won Co., Ltd.	14,220	154,590
#	Dongbang Agro Co., Ltd.	53,610	243,019
	Dongbang Transport Logistics Co., Ltd.	10,350	185,654
* #	Dongbu Corp.	73,520	1,093,197
* #	Dongbu Hannong Chemical Co., Ltd.	34,320	675,240
#	Dongbu Securities Co., Ltd.	46,962	739,143
* #	Dongbu Steel Co., Ltd.	92,198	817,791

21

* #	DongbuElectronics Co., Ltd.	625,615	$1,253,244
	Dong-Il Corp.	6,072	489,084
*	Dongkook Industries Co., Ltd.	1,620	13,529
	Dongkuk Steel Mill Co., Ltd.	176,412	4,341,336
#	Dongsu Industrial Co., Ltd.	27,140	464,063
	Dongsung Chemical Co., Ltd.	9,530	109,523
	Dongsung Pharmaceutical Co., Ltd.	18,510	163,676
	Dongwon F&B Co., Ltd.	8,706	635,081
	Dongwon Industries Co., Ltd.	7,116	293,001
*	Dongyang Engineering & Construction Corp.	6,597	234,165
*	Dongyang Express Bus Corp.	3,729	58,954
#	Dongyang Mechatronics Corp.	125,000	534,744
* #	Doosan Corp.	47,020	2,894,962
	Doosan Heavy Industries & Construction Co., Ltd.	400,500	21,203,301
*	DPI Co., Ltd.	15,159	149,783
*	Duck Yang Industry Co., Ltd.	4,000	32,417
#	Ducsung Co., Ltd.	45,260	164,480
* #	Eagon Industrial Co., Ltd.	17,070	330,710
*	En Paper Manufacturing Co., Ltd.	46,660	185,580
	Enex Co., Ltd.	5,960	46,691
#	e-Starco Co., Ltd.	170,050	187,453
#	F&F Co., Ltd.	62,660	286,093
	Feelux Co., Ltd.	95,500	150,744
* #	First Fire & Marine Insurance Co., Ltd.	92,930	428,318
#	Fursys, Inc.	24,120	554,678
#	Gaon Cable Co., Ltd.	12,730	352,920
*	Global & Yuasa Battery Co., Ltd.	44,940	295,501
	Green Cross Corp.	10,540	773,419
	GS Holdings Corp.	285,000	9,776,604
*	H.S. Industries Co., Ltd.	5,690	55,321
* #	Hae In Co., Ltd.	55,050	194,460
#	Halla Engineering & Construction Corp.	38,260	825,746
	Han All Pharmaceutical Co., Ltd.	79,410	172,513
#	Han Kuk Carbon Co., Ltd.	25,070	203,321
	Han Wha Corp.	146,740	5,206,645
#	Han Yang Securities Co., Ltd.	41,750	546,263
	Hana Financial Group, Inc.	88,972	4,736,753
	Handok Pharmaceuticals Co., Ltd.	18,150	280,495
#	Handsome Corp.	114,000	1,746,516
* #	Hanil Cement Manufacturing Co., Ltd.	25,603	2,088,113
* #	Hanil Construction Co., Ltd.	27,480	449,822
* #	Hanil E-Wha Co., Ltd.	135,210	339,847
	Hanil Iron & Steel Co., Ltd.	1,815	41,984
	Hanjin Heavy Industry Co., Ltd.	165,520	5,196,528
	Hanjin Shipping Co., Ltd.	250,060	8,461,350
#	Hanjin Transportation Co., Ltd.	38,000	1,197,463
	Hankook Cosmetics Co., Ltd.	110,860	315,498
	Hankook Shell Oil Co., Ltd.	1,880	118,074
#	Hankook Tire Manufacturing Co., Ltd.	335,120	5,505,072
#	Hankuk Electric Glass Co., Ltd.	23,010	455,445
*	Hankuk Glass Industries, Inc.	29,050	1,079,207
#	Hankuk Paper Manufacturing Co., Ltd.	14,500	406,265
#	Hanmi Capital Co., Ltd.	53,950	495,915
	Hansae Co., Ltd.	43,890	131,502

22

	Hanshin Construction Co., Ltd.	19,880	$373,748
*	Hansol Chemical Co., Ltd.	35,837	289,866
* #	Hansol Paper Co., Ltd.	158,874	2,305,015
#	Hanssem Co., Ltd.	49,690	399,355
* #	Hansung Enterprise Co., Ltd.	9,410	48,658
#	Hanwha Chemical Corp.	267,600	3,826,118
* #	Hanwha Non-Life Insurance Co., Ltd.	57,969	651,973
#	Hanwha Securities Co., Ltd.	122,490	1,323,586
	Hanwha Timeworld Co., Ltd.	9,000	142,477
	Heung-A Shipping Co., Ltd.	63,680	173,234
	Histeel Co., Ltd.	1,188	19,657
*	Hi-Tron Systems, Inc.	11,660	53,937
*	Honam Petrochemical Corp.	60,759	5,232,249
#	Hotel Shilla, Ltd.	187,880	2,857,233
*	HS R&A Co., Ltd.	12,680	147,712
#	Huchems Fine Chemical Corp.	69,410	720,087
* #	Huneed Technologies Co., Ltd.	90,030	94,258
*	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	116,789	721,602
	Husteel Co., Ltd.	22,160	358,561
#	Hwa Sung Industrial Co.	44,200	789,626
*	Hwacheon Machine Tool Co., Ltd.	2,050	64,161
	Hwacheon Machinery Works Co., Ltd.	4,490	72,312
	Hwashin Co., Ltd.	59,700	153,270
#	Hyosung T & C Co., Ltd.	124,047	3,697,508
*	Hyundae Metal Co., Ltd.	33,010	68,477
	Hyundai Cement Co., Ltd.	17,245	576,026
#	Hyundai Department Store H & S Co., Ltd.	15,752	1,064,209
*	Hyundai DSF Co., Ltd.	27,180	260,670
* #	Hyundai Elevator Co., Ltd.	10,770	778,874
#	Hyundai Hysco	270,550	2,614,618
#	Hyundai Merchant Marine Co., Ltd.	238,271	4,916,196
#	Hyundai Motor Co., Ltd.	548,950	40,309,520
	Hyundai Pharmaceutical Ind. Co., Ltd.	10,470	260,031
#	Hyundai Securities Co., Ltd.	532,870	7,387,810
	Hyundai Steel Co.	238,900	8,431,160
#	Il Dong Pharmaceutical Co., Ltd.	15,450	714,804
	Il Sung Construction Co., Ltd.	7,660	56,664
* #	Iljin Diamond Co., Ltd.	11,368	181,569
*	Iljin Display Co., Ltd.	14,591	186,056
* #	Iljin Electric, Ltd.	136,910	444,676
	Ilshin Spinning Co., Ltd.	5,070	285,242
#	Ilsung Pharmaceutical Co., Ltd.	9,060	815,493
#	ISU Chemical Co., Ltd.	19,790	186,607
#	Isupetasys Co., Ltd.	116,640	208,682
#	Jahwa Electronics Co., Ltd.	69,130	541,107
#	Jeil Mutual Savings Bank	40,900	479,894
	Jeil Pharmaceutical Co.	29,220	210,296
* #	Jeonbuk Bank, Ltd.	142,814	1,323,798
* #	Jindo Corp.	59,460	192,231
*	Jinro, Ltd.	57	19,449
* #	Joongang Construction Co., Ltd.	20,550	291,350
	K.C. Tech Co., Ltd.	79,845	298,759
	KCC Corp.	29,050	7,885,819
*	KCTC	6,030	215,371

23

* #	Keang Nam Enterprises Co., Ltd.	49,632	$1,192,728
*	KEC Corp.	116,249	106,781
*	KEC Holdings Co., Ltd.	38,749	56,784
*	Kedcom Co., Ltd.	273,360	117,693
#	Keyang Electric Machinery Co., Ltd.	187,450	375,738
#	KG Chemical Corp.	36,983	321,784
* #	Kia Motors Corp.	931,590	12,067,805
	KISWIRE, Ltd.	38,524	1,123,323
	Kodenshi Korea Corp.	64,590	256,950
* #	KOJE Co., Ltd.	9,110	36,415
	Kolon Chemical Co., Ltd.	30,230	430,452
* #	Kolon Industries, Inc.	58,649	933,046
* #	Korea Automotive Systems Co., Ltd.	10,160	274,810
	Korea Cast Iron Pipe Co., Ltd.	44,688	180,881
* #	Korea Circuit Co.	57,220	241,209
* #	Korea Cottrell Co., Ltd.	54,010	223,876
* #	Korea Data Systems Co., Ltd.	64,021	50,908
	Korea Development Co., Ltd.	40,490	803,472
	Korea Development Leasing Corp.	6,348	350,775
#	Korea Electric Terminal Co., Ltd.	42,160	697,119
	Korea Exchange Bank	482,380	6,961,449
	Korea Export Packing Industries Co., Ltd.	5,420	58,651
	Korea Fine Chemical Co., Ltd.	5,310	103,196
#	Korea Flange Co., Ltd.	18,630	202,262
	Korea Investment Holdings Co., Ltd.	167,096	8,363,527
#	Korea Iron & Steel Co., Ltd.	38,530	1,448,312
	Korea Kolmar Co., Ltd.	20,300	81,024
* #	Korea Komho Petrochemical Co., Ltd.	90,220	2,561,562
#	Korea Line Corp.	29,680	1,698,589
#	Korea Mutual Savings Bank	18,280	360,277
#	Korea Petrochemical Industry Co., Ltd.	17,160	674,780
#	Korea Polyol Co., Ltd.	8,796	420,655
#	Korea Zinc Co., Ltd.	52,610	5,135,380
	Korean Air Co., Ltd.	205,694	7,323,967
	Korean Air Terminal Service Co., Ltd.	10,970	458,685
* #	Korean French Banking Corp.	249,570	392,690
* #	KP Chemical Corp.	304,576	1,706,470
*	KP&L Co., Ltd.	299,540	156,684
#	KPC Holdings Corp.	7,249	234,782
	KT Freetel, Ltd.	408,000	11,201,956
* #	KTB Network, Ltd.	163,610	870,088
#	Kukdo Chemical Co., Ltd.	15,960	411,679
*	Kukdong Corp.	32,500	75,517
	Kukje Pharm Ind. Co., Ltd.	30,180	116,721
	Kumho Electronics Co., Ltd.	3,930	141,915
#	Kumho Industrial Co., Ltd.	110,830	2,248,822
	Kumho Tire Co., Inc.	216,000	2,782,376
	Kumkang Industrial Co., Ltd.	11,170	109,150
	Kunsul Chemical Industrial Co., Ltd.	22,480	337,835
#	Kwang Dong Pharmaceutical Co., Ltd.	243,890	756,606
* #	Kwang Myung Electric Engineering Co., Ltd.	210,820	179,404
#	Kyeryong Construction Industrial Co., Ltd.	26,510	1,089,010
#	Kyobo Securities Co., Ltd.	118,040	1,241,803
	Kyung Dong Navien Co., Ltd.	3,450	82,088

24

*	Kyungbang Co., Ltd.	1,856	$314,377
	Leeku Industrial Co., Ltd.	4,242	78,701
#	LG Chemical, Ltd.	209,670	9,737,757
#	LG Corp.	401,120	13,270,021
	LG Dacom Corp.	63,060	1,344,438
#	LG Electronics, Inc.	466,520	29,652,318
	LG Fashion Corp.	50,470	1,141,564
#	LG International Corp.	138,303	3,024,275
	LG Petrochemical Co., Ltd.	118,910	3,736,824
* #	LG Phillips LCD Co., Ltd.	444,000	14,634,763
	Lotte Chilsung Beverage Co., Ltd.	1,080	1,473,850
	Lotte Confectionary Co., Ltd.	3,625	4,645,121
#	Lotte Sam Kang Co., Ltd.	4,440	773,611
	LS Cable, Ltd.	96,200	3,504,512
*	Maniker Co., Ltd.	247,030	290,426
#	Meritz Fire Marine Insurance Co., Ltd.	168,100	1,238,449
#	Meritz Securities Co., Ltd.	114,250	999,773
	Mi Chang Oil Industrial Co., Ltd.	3,650	66,958
	MonAmi Co., Ltd.	9,490	111,406
#	Moorim Paper Co., Ltd.	57,710	498,322
	Motonic Corp.	640	34,624
#	Namhae Chemical Corp.	163,880	626,336
*	Namkwang Engineering & Construction Co., Ltd.	24,660	147,270
*	Namsun Aluminum Co., Ltd.	14,470	42,680
	Namyang Dairy Products Co., Ltd.	1,985	1,685,893
* #	Nasan Co., Ltd.	16,090	304,592
	Nexen Corp.	5,680	121,684
	Nexen Tire Corp.	4,820	86,149
	NH Investment & Securities Co., Ltd.	54,071	623,543
	Nong Shim Holdings Co., Ltd.	7,060	632,658
	Noroo Paint Co., Ltd.	37,899	162,592
#	Ottogi Corp.	10,309	944,526
#	Pacific Pharmaceutical Co., Ltd.	3,840	156,960
#	Pang Rim Co., Ltd.	15,040	270,066
* #	Pantech & Curitel Communications, Inc.	85,030	38,730
* #	Pantech Co., Ltd.	207,480	201,702
	PaperCorea, Inc.	19,552	116,158
	Pohang Coated Steel Co., Ltd.	15,650	271,919
#	Poong Lim Industrial Co., Ltd.	74,350	589,833
#	Poong San Corp.	123,590	2,564,094
	POSCO	420	157,634
	POSCO Sponsored ADR	1,060,011	98,263,020
#	Pulmuone Co., Ltd.	15,710	490,751
#	Pum Yang Construction Co., Ltd.	21,917	258,770
#	Pusan Bank	431,650	5,996,350
#	Pusan City Gas Co., Ltd.	37,100	805,850
* #	Pyung Hwa Holdings Co., Ltd.	42,576	141,268
#	Pyung Hwa Industrial Co., Ltd.	42,488	171,338
*	Rocket Electric Co., Ltd.	3,460	12,456
#	S&T Corp.	25,310	686,417
	S&T Dynamics Co., Ltd.	138,204	852,118
* #	Saehan Industries, Inc.	162,470	943,861
* #	Saehan Media Corp.	116,770	287,287
*	Sajo Industries Co., Ltd.	22,720	148,440

25

	Sam Kwang Glass Industrial Co., Ltd.	15,850	$314,419
	Sam Whan Camus Co., Ltd.	9,400	66,422
	Sam Yung Trading Co., Ltd.	13,840	40,603
#	Sambu Construction Co., Ltd.	23,868	769,075
*	Samho International Co., Ltd.	12,120	147,426
	Samhwa Crown and Closure Co., Ltd.	3,100	47,124
*	Samhwa Electric Co., Ltd.	18,410	63,884
	Samhwa Paints Industrial Co., Ltd.	48,610	158,659
*	Samick Musical Instruments Co., Ltd.	621,710	544,723
*	Samsung Climate Control Co., Ltd.	11,990	94,618
	Samsung Corp.	617,340	20,333,634
#	Samsung Electro-Mechanics Co., Ltd.	99,520	3,763,518
#	Samsung Fine Chemicals Co., Ltd.	89,080	2,377,568
#	Samsung SDI Co., Ltd.	166,550	11,202,915
#	Samsung Securities Co., Ltd.	116,860	6,550,945
#	Samwhan Corp.	40,500	889,141
#	Samyang Corp.	29,585	1,680,732
#	Samyang Genex Co., Ltd.	9,472	888,553
	Samyang Tongsang Co., Ltd.	8,060	204,263
*	Samyoung Chemical Co., Ltd.	2,820	25,206
#	Samyoung Electronics Co., Ltd.	56,300	458,591
*	SAVEZONE I&C Corp.	166,200	311,582
*	SC Engineering Co., Ltd.	34,640	101,179
	Seah Besteel Corp.	31,400	539,923
* #	Seah Holdings Corp.	10,789	976,662
#	Seah Steel Corp.	14,125	534,126
	Sebang Co., Ltd.	80,550	732,275
	Sejong Industrial Co., Ltd.	101,600	454,855
*	Sempio Foods Co.	16,170	382,884
#	Seondo Electric Co., Ltd.	35,800	77,394
	Seoul Securities Co., Ltd.	627,082	953,952
*	Sewoo Global Co., Ltd.	156,320	196,673
*	SGWICUS Corp.	20,530	64,974
*	SH Chemical Co., Ltd.	44,940	279,675
#	Shin Heung Securities Co., Ltd.	38,683	471,863
*	Shin Poong Paper Manufacturing Co., Ltd.	14,470	162,499
#	Shin Young Securities Co., Ltd.	26,040	1,293,701
	Shin Young Wacoal, Inc.	273	26,172
	Shinhan Financial Group Co., Ltd.	91,506	5,161,101
*	Shinpoong Pharmaceutical Co., Ltd.	13,200	324,219
	Shinsegae Engineering & Construction Co., Ltd.	3,980	152,975
	Shinsung Engineering & Construction Co., Ltd.	38,300	198,254
	Shinsung Engineering Co., Ltd.	108,470	389,050
*	Shinsung Tongsang Co., Ltd.	34,250	125,283
*	Silla Trading Co., Ltd.	18,890	87,082
#	Sindo Ricoh Co., Ltd.	27,650	1,480,440
#	SJM Co., Ltd.	60,580	264,284
#	SK Chemicals Co., Ltd.	40,060	1,710,407
	SK Corp., Ltd.	437,740	37,258,015
	SK Gas Co., Ltd.	24,760	1,494,504
#	SKC Co., Ltd.	74,250	1,571,732
	SL Corp.	33,210	215,578
*	Songwon Industrial Co., Ltd.	45,480	193,286
#	Soosan Heavy Industries Co., Ltd.	233,050	200,237

26

* #	Ssangyong Cement Industry Co., Ltd.	244,156	$3,156,507
* #	Ssangyong Motor Co.	390,550	2,336,166
#	Suheung Capsule Co., Ltd.	52,170	311,864
	Sung Bo Chemicals Co., Ltd.	4,130	141,441
#	Sung Chang Enterprise Co., Ltd.	20,760	472,716
* #	Sung Shin Cement Co., Ltd.	60,720	1,018,245
	Sungjee Construction Co., Ltd.	28,480	522,764
* #	Sungwon Corp.	69,880	392,913
	Sunjin Co., Ltd.	7,650	310,273
#	Sunkyong Securities Co., Ltd.	384,280	528,263
#	Tae Kwang Industrial Co., Ltd.	2,881	2,425,398
	Tae Kyung Industrial Co., Ltd.	92,200	232,124
* #	Tae Young Corp.	24,260	1,710,676
#	Taegu Department Store Co., Ltd.	52,221	888,119
#	Tai Han Electric Wire Co., Ltd.	146,747	3,306,237
	Tai Lim Packaging Industries Co., Ltd.	13,420	118,899
*	Taihan Textile Co., Ltd.	836	72,253
*	Telcoware Co., Ltd.	36,000	416,318
*	The Will-Bes & Co., Ltd.	44,310	150,653
*	Tong Kook Corp.	607	1,007
*	Tong Yang Major Corp.	24,960	174,246
	Tong Yang Moolsan Co., Ltd.	12,890	90,857
* #	TRYBRANDS, Inc.	75,800	423,027
#	TS Corp.	11,001	385,529
*	Unid Co., Ltd.	32,400	655,894
*	Unimo Technology Co., Ltd.	46,890	85,410
	Union Steel Manufacturing Co., Ltd.	29,697	678,700
	Wiscom Co., Ltd.	32,980	136,580
#	Woori Investment & Securities Co., Ltd.	454,770	10,199,081
	WooSung Feed Co., Ltd.	101,890	183,411
	YESCO Co., Ltd.	16,050	511,435
#	Yoosung Enterprise Co., Ltd.	106,520	487,384
#	Youlchon Chemical Co., Ltd.	82,970	780,636
*	Young Poong Mining & Construction Corp.	18,030	1,053
	Youngbo Chemical Co., Ltd.	33,000	76,914
#	Youngone Corp.	178,660	959,881
#	Youngpoong Corp.	4,220	1,031,667
#	Yuhwa Securities Co., Ltd.	26,020	479,212
* #	Yuyang Telecom Co., Ltd.	11,200	122,022
*	Zinus, Inc.	9,330	7,431
TOTAL COMMON STOCKS			677,878,390

RIGHTS/WARRANTS — (0.0%)
*	Jeonbuk Bank, Ltd. Rights 03/16/07	22,850	57,751

TOTAL — SOUTH KOREA			677,936,141

TAIWAN — (11.5%)
COMMON STOCKS — (11.5%)
*	A.G.V. Products Corp.	1,786,000	431,099
*	Abocom Systems, Inc.	442,000	251,433
	Acbel Polytech, Inc.	2,303,040	1,015,175
*	Accton Technology Corp.	1,621,000	1,030,852

27

	Allis Electric Co., Ltd.	299,320	$69,924
	Ampoc Far East Co., Ltd.	706,020	335,025
*	Amtran Technology Co., Ltd.	1,669,385	1,312,692
*	Apex Science & Engineering Corp.	103,000	18,720
*	Arima Computer Corp.	4,865,000	1,152,912
	Asia Cement Corp.	11,199,042	11,109,624
	Asia Chemical Corp.	1,480,000	655,444
	Asia Polymer Corp.	1,325,489	547,990
*	Asia Vital Components Co., Ltd.	1,133,322	738,158
	AU Optronics Corp.	3,711,428	5,222,538
	Aurora Corp.	448,650	268,645
	Aurora Systems Corp.	208,000	97,261
	Avision, Inc.	1,108,406	721,195
	Bank of Kaohsiung Co., Ltd.	3,185,622	1,802,679
*	Behavior Tech Computer Corp.	1,580,791	627,212
*	Benq Corp.	13,924,000	6,647,103
	Bes Engineering Corp.	8,513,089	1,832,707
*	Biostar Microtech International Corp.	449,280	273,866
	C Sun Manufacturing, Ltd.	173,892	123,258
*	Carnival Industrial Corp.	2,092,000	434,472
	Cathay Chemical Works, Inc.	857,000	327,622
*	Cathay Real Estate Development Co., Ltd.	4,872,421	3,190,348
	Central Reinsurance Co., Ltd.	1,304,614	502,235
	Chain Qui Development Co., Ltd.	260,000	215,726
*	Champion Building Materials Co., Ltd.	1,195,000	566,575
*	Chang Hwa Commercial Bank	19,928,459	12,917,747
*	Chang-Ho Fibre Corp.	192,000	73,743
*	Charoen Pokphand Enterprises Co., Ltd.	534,000	169,227
	Cheng Loong Corp.	5,914,480	2,299,131
	Chenming Mold Industrial Corp.	727,625	265,601
	Chi Mei Optoelectronic Corp.	17,245,000	16,993,344
*	Chia Her Industrial Co., Ltd.	2,263,340	241,876
*	Chia Hsin Cement Corp.	3,257,000	1,886,736
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	59,858
*	Chien Shing Stainless Steel Co., Ltd.	1,618,000	555,571
*	Chien Tai Cement Co., Ltd.	282,238	14,882
*	China Airlines	17,113,223	7,913,821
	China Chemical & Pharmaceutical Co.	2,971,264	1,011,515
	China Development Financial Holding Corp.	49,184,870	22,255,808
	China Electric Manufacturing Co., Ltd.	1,893,200	964,631
*	China General Plastics Corp.	2,402,000	609,726
	China Glaze Co., Ltd.	863,000	378,174
*	China Man-Made Fiber Co., Ltd.	7,318,813	1,575,077
	China Motor Co., Ltd.	6,076,368	5,738,837
*	China Petrochemical Development Corp.	10,697,000	3,056,648
*	China Rebar Co., Ltd.	439,188	60,247
	China Steel Structure Co., Ltd.	425,219	202,334
	China Synthetic Rubber Corp.	2,450,890	2,496,264
*	China United Trust & Investment Corp.	493,999	41,235
*	China Wire & Cable Co., Ltd.	670,000	139,383
	Chinatrust Financial Holdings Co., Ltd.	25,190,809	19,696,843
	Ching Feng Home Fashions Industries Co., Ltd.	383,520	98,368
	Chin-Poon Industrial Co., Ltd.	1,650,451	1,201,951
	Chun Yu Works & Co., Ltd.	1,800,000	617,552

28

	Chun Yuan Steel Industrial Co., Ltd.	2,491,187	$1,092,704
	Chung Hsin Electric & Machinery Co., Ltd.	1,362,000	765,518
	Chung Hwa Pulp Corp.	2,777,419	1,417,997
*	Chung Shing Textile Co., Ltd.	600	9
*	Chungwa Picture Tubes Co., Ltd.	36,616,045	6,822,314
*	Clevo Co.	2,350,990	2,013,348
*	CMC Magnetics Corp.	17,631,000	5,250,825
	Collins Co., Ltd.	1,771,319	546,998
	Compal Electronics, Inc.	2,266,898	1,948,323
*	Compeq Manufacturing Co., Ltd.	6,303,000	2,689,278
*	Compex International Co. Ltd.	46,400	282
	Continental Engineering Corp.	3,223,848	2,683,247
*	Cosmos Bank Taiwan	8,696,000	3,411,144
	CTCI Corp.	2,705,961	2,533,563
	Cyntec Co., Ltd.	38,798	54,091
*	Da-Cin Construction Co., Ltd.	1,421,579	548,707
*	Delpha Construction Co., Ltd.	1,684,044	425,354
*	Der Pao Construction Co., Ltd.	1,139,000	28,345
	Diamond Flower Electric Instrument Co., Ltd.	66,585	144,362
	E.Sun Financial Holding Co., Ltd.	106,000	68,971
	Eastern Media International	8,164,235	2,037,434
	Eclat Textile Co., Ltd.	243,249	173,396
	Edom Technology Co., Ltd.	740,800	328,556
	Elan Microelectronics Corp.	1,495,361	1,386,016
*	Elite Material Co., Ltd.	102,697	48,853
	Elite Semiconductor Memory Technology, Inc.	747,582	1,398,688
	Elitegroup Computer Systems Co., Ltd.	2,949,975	1,547,501
	Enlight Corp.	1,485,000	490,659
*	EnTie Commercial Bank	5,576,474	1,533,315
	Eten Information Systems, Ltd.	834,094	873,067
	Eva Airways Corp.	16,403,783	6,898,671
*	Ever Fortune Industrial Co., Ltd.	409,000	4,096
*	Everest Textile Co., Ltd.	2,387,002	505,799
	Evergreen International Storage & Transport Corp.	5,221,000	2,721,695
	Evergreen Marine Corp., Ltd.	8,407,527	5,389,935
	Everlight Chemical Industrial Corp.	1,816,950	905,982
*	Everspring Industry Co., Ltd.	1,293,180	305,601
*	Evertop Wire Cable Corp.	760,000	376,356
	Excel Cell Electronics Co., Ltd.	565,000	424,950
	Far East Textile, Ltd.	17,269,458	14,461,723
	Far Eastern Department Stores, Ltd.	4,116,332	2,871,110
	Far Eastern International Bank	5,970,236	3,206,336
	Federal Corp.	2,165,876	1,582,767
	Feng Hsin Iron & Steel Co., Ltd.	333,000	447,319
*	FIC Global, Inc.	244,510	48,885
	First Copper Technology Co., Ltd.	1,750,750	811,928
	First Financial Holding Co., Ltd.	3,305,163	2,390,533
	First Hotel	399,454	454,730
*	First Steamship Co., Ltd.	728,000	730,177
	Formosa Taffeta Co., Ltd.	6,473,511	5,029,963
*	Formosan Rubber Group, Inc.	2,419,000	1,802,047
	Formosan Union Chemical Corp.	215,239	83,559
	Fortune Electric Co., Ltd.	945,000	496,879
*	Fortune Information Systems Corp.	255,000	104,321

29

*	Fu I Industrial Co., Ltd.	264,000	$90,501
	Fubon Financial Holding Co., Ltd.	15,439,000	14,063,781
*	Fuh-Hwa Financial Holding Co., Ltd.	9,699,422	4,612,743
	Fwuson Industry Co., Ltd.	915,000	240,810
*	G.T.M. Corp.	543,000	431,326
*	Giga Storage Corp.	2,039,898	377,062
	Giga-Byte Technology Co., Ltd.	3,967,287	3,053,201
	Gold Circuit Electronics, Ltd.	1,421,805	1,223,714
	Goldsun Development & Construction Co., Ltd.	6,290,232	3,584,458
	Good Will Instrument Co., Ltd.	348,000	250,658
	Gordon Auto Body Parts Co., Ltd.	819,690	446,726
*	Grand Pacific Petrochemical Corp.	3,172,000	1,064,766
	Grape King, Inc.	854,000	282,989
	Great China Metal Industry Co., Ltd.	1,531,000	861,030
	Great Wall Enterprise Co., Ltd.	2,406,980	1,851,743
	Hanpin Co., Ltd.	1,008,000	546,214
*	Helix Technology, Inc.	158,211	9,482
	Hey Song Corp.	2,757,000	1,299,468
*	Hitron Technologies, Inc.	619,000	251,089
*	Ho Tung Holding Corp.	2,929,628	655,924
*	Hocheng Corp.	2,056,000	840,544
*	Hold-Key Electric Wire & Cable Co., Ltd.	1,059,420	265,701
*	Hong Ho Precision Textile Co., Ltd.	93,889	13,351
	Hong Tai Electric Industrial Co., Ltd.	1,943,000	1,128,382
*	Hong Yi Fiber Industry Co., Ltd.	418,000	111,634
	Hsin Kuang Steel Co., Ltd.	990,481	703,986
	Hsing Ta Cement Co., Ltd.	1,561,980	566,987
*	Hua Eng Wire & Cable Co., Ltd.	3,115,035	993,866
	Hua Nan Financial Holding Co., Ltd.	86,428	65,112
*	Hualon Corp.	257,040	8,425
	Hung Ching Development & Construction Co., Ltd.	1,828,468	1,074,134
	Hung Poo Construction Corp.	1,648,000	1,673,494
	Hung Sheng Construction Co., Ltd.	2,520,000	1,802,274
*	Hwa Fong Rubber Co., Ltd.	217,000	53,763
	Inventec Corp.	5,779,712	4,497,656
	Jui Li Enterprise Co., Ltd.	355,000	98,669
	Jung Shing Wire Co., Ltd.	123,000	41,849
	K Laser Technology, Inc.	680,000	690,699
	Kang Na Hsiung Co., Ltd.	1,395,127	689,875
*	Kao Hsing Chang Iron & Steel Corp.	2,196,000	420,944
	Kaulin Manufacturing Co., Ltd.	820,050	610,687
*	Kee Tai Properties Co., Ltd.	823,900	759,742
*	Kenda Rubber Industrial Co., Ltd.	1,754,465	981,134
	King Yuan Electronics Co., Ltd.	4,096,914	3,222,869
*	Kingdom Construction Co., Ltd.	2,469,000	1,188,797
*	King’s Town Bank	3,128,012	943,211
	Kinpo Electronics, Inc.	7,250,440	2,690,263
	Knowledge-Yield-Excellence Systems Corp.	418,941	490,113
	Kung Long Batteries Industrial Co., Ltd.	173,000	197,438
*	Kuoyang Construction Co., Ltd.	641,029	565,514
*	Kwong Fong Industries Corp.	3,076,000	971,555
*	Lan Fa Textile Co., Ltd.	745,604	179,478
*	Lead Data Co., Ltd.	2,222,140	404,097
*	Leadtek Research, Inc.	1,009,493	288,859

30

*	Lealea Enterprise Co., Ltd.	3,654,000	$757,284
	Lee Chang Yung Chemical Industry Corp.	900,376	887,985
	Lee Chi Enterprises Co., Ltd.	1,889,900	902,632
	Lelon Co., Ltd.	919,118	584,412
*	Leofoo Development Co., Ltd.	1,940,000	1,453,852
	Les Enphants Co., Ltd.	157,740	129,031
*	Li Peng Enterprise Co., Ltd.	3,223,000	942,257
	Li Shin International Enterprise Corp.	236,528	168,830
	Lian Hwa Foods Corp.	157,000	49,541
	Lien Chang Electronic Enterprise Co., Ltd.	623,000	219,820
	Lien Hwa Industrial Corp.	3,157,911	1,542,505
*	Lingsen Precision Industries, Ltd.	1,536,320	625,000
	Long Bon Development Co., Ltd.	2,146,943	1,718,038
	Long Chen Paper Co., Ltd.	2,459,000	1,195,069
	Lucky Cement Corp.	2,045,000	584,765
*	Lung Hwa Electronics Corp.	163,000	32,655
*	Macronix International Co., Ltd.	18,367,009	7,316,248
	Mayer Steel Pipe Corp.	728,200	628,142
	Maywufa Co., Ltd.	187,575	57,698
	Mega Financial Holding Co., Ltd.	44,201,000	29,234,623
*	Megamedia Corp.	782	5
	Meiloon Co., Ltd.	556,700	344,734
*	Mercuries & Associates, Ltd.	2,495,980	945,250
*	Mercuries Data Co., Ltd.	981,800	238,517
	Merida Industry Co., Ltd.	447,260	482,884
*	Microelectronics Technology, Inc.	2,394,000	1,039,082
	Micro-Star International Co., Ltd.	4,892,931	3,615,002
*	Microtek International, Inc.	819,062	109,509
	Mitac Technology Corp.	1,501,065	625,585
	Mobiletron Electronics Co., Ltd.	90,000	102,087
	Mospec Seminconductor Corp.	404,000	220,734
*	Mustek Systems, Inc.	1,327,514	258,595
*	Namchow Chemical Industrial Co., Ltd.	348,057	92,627
	Nankang Rubber Tire Co., Ltd.	146,036	219,684
	Nantex Industry Co., Ltd.	1,263,615	743,274
	Nanya Technology Co., Ltd.	13,242,085	10,083,468
*	New Asia Construction & Development Co., Ltd.	728,542	141,729
	Nien Hsing Textile Co., Ltd.	2,761,000	1,656,760
	Ocean Plastics Co., Ltd.	1,135,776	613,325
*	Optimax Technology Corp.	2,899,000	1,619,168
*	Opto Tech Corp.	1,328,000	844,126
*	Orient Semiconductor Electronics, Ltd.	648,713	148,027
	Oriental Union Chemical Corp.	3,814,000	2,628,879
*	Pacific Construction Co., Ltd.	3,603,256	801,289
*	Pacific Electric Wire & Cable Corp.	1,873,020	29,559
*	Pan Jit International, Inc.	1,229,423	1,054,602
	Phihong Technology Co., Ltd.	1,445,404	1,085,726
*	Picvue Electronics, Ltd.	241,600	12,282
*	Potrans Electrical Corp.	1,139,000	150,714
*	Primax Electronics, Ltd.	1,839,744	886,049
	Prince Housing & Development Corp.	3,013,987	2,061,513
*	Procomp Informatics, Ltd.	391,440	0
*	Prodisc Technology, Inc.	6,185,157	812,241
*	Promise Technology, Inc.	646,126	772,038

31

*	Quintain Steel Co., Ltd.	2,311,000	$490,240
	Radium Life Tech Corp.	698,273	1,133,526
	Ralec Electronic Corp.	286,018	264,873
	Realtek Semiconductor Corp.	1,503,810	2,447,668
*	Rectron, Ltd.	877,300	156,082
*	Reward Wool Industry Corp.	965,000	230,426
*	Rexon Industrial Corp., Ltd.	467,820	143,730
*	Ritek Corp.	15,106,518	3,625,455
	Ruentex Development Co., Ltd.	2,897,000	2,267,429
	Ruentex Industries, Ltd.	2,485,000	1,698,355
*	Sainfoin Technology Corp.	835,498	8,621
*	Sampo Corp.	5,406,684	1,209,876
	San Fang Chemical Industry Co., Ltd.	207,280	148,745
	Sanyang Industrial Co., Ltd.	3,920,000	2,424,397
	Sanyo Electric Co., Ltd.	826,000	553,403
*	Senao International Co., Ltd.	148,000	169,513
*	Shan-Loong Transportation Co., Ltd.	127,000	61,400
	Sheng Yu Steel Co., Ltd.	1,553,000	1,508,410
	Shihlin Electric & Engineering Corp.	1,643,000	1,676,108
	Shinkong Co., Ltd.	1,693,233	904,040
*	Shinkong Synthetic Fibers Co., Ltd.	6,865,000	1,728,503
	Shuttle, Inc.	1,050,223	405,028
	Silicon Integrated Systems Corp.	7,301,485	3,922,692
	Sincere Navigation Corp.	458,462	662,829
*	Sinkang Industries Co., Ltd.	419,000	459,963
	Sinkong Spinning Co., Ltd.	935,825	846,810
	Sinon Corp.	1,798,700	543,151
	SinoPac Holdings Co., Ltd.	16,302,809	8,114,535
*	Sintek Photronics Corp.	4,527,182	827,108
	Siward Crystal Technology Co., Ltd.	514,332	363,256
*	Solomon Technology Corp.	1,916,000	571,092
	South East Soda Manufacturing Co., Ltd.	1,018,000	503,271
	Southeast Cement Co., Ltd.	2,802,700	840,338
*	Space Shuttle Hi-Tech Co., Ltd.	317,032	59,439
	Standard Chemical & Pharmaceutical Co., Ltd.	837,000	498,736
*	Standard Foods Taiwan, Ltd.	1,526,000	663,983
	Stark Technology, Inc.	1,073,000	538,865
	Sunonwealth Electric Machine Industry Co., Ltd.	1,122,143	726,375
	Synnex Technology International Corp.	1,460,900	1,649,174
*	Syscom Computer Engineering Co.	353,000	116,340
*	Sysware Systex Corp.	920,890	958,192
	T JOIN Transportation Co.	1,537,000	1,119,740
	Ta Chen Stainless Pipe Co., Ltd.	1,069,123	1,446,334
	Ta Chong Bank, Ltd.	11,394,906	3,685,017
	Ta Ya Electric Wire & Cable Co., Ltd.	2,677,906	1,188,448
	Ta Yih Industrial Co., Ltd.	192,000	154,633
	Tah Hsin Industrial Corp.	912,000	615,561
*	Tai Roun Products Co., Ltd.	180,000	43,571
	Ta-I Technology Co., Ltd.	741,699	2,073,639
*	Taichung Commercial Bank	8,369,000	1,975,922
*	Tainan Spinning Co., Ltd.	7,268,000	3,262,503
*	Taishin Financial Holdings Co., Ltd.	31,031,000	16,148,815
*	Taisun Enterprise Co., Ltd.	1,586,721	350,056
*	Taita Chemical Co., Ltd.	1,394,690	385,745

32

*	Taiwan Business Bank	22,571,549	$6,998,214
	Taiwan Cement Corp.	12,064,315	9,887,393
	Taiwan Cooperative Bank	12,419,773	8,972,648
	Taiwan Fire & Marine Insurance Co., Ltd.	1,895,320	1,190,655
*	Taiwan Flourescent Lamp Co., Ltd.	756,000	98,287
	Taiwan Fu Hsing Industrial Co., Ltd.	115,000	96,987
	Taiwan Glass Ind. Corp.	4,019,203	3,279,386
	Taiwan Hon Chuan Enterprise Co., Ltd.	865,468	738,475
	Taiwan Kai Yih Industrial Co., Ltd.	651,000	376,415
*	Taiwan Kolin Co., Ltd.	5,797,000	1,543,453
	Taiwan Line Tek Electronic Co., Ltd.	419,120	251,356
	Taiwan Mask Corp.	1,678,000	954,632
	Taiwan Navigation Co., Ltd.	684,898	627,183
	Taiwan Polypropylene Co., Ltd.	1,356,000	1,285,439
*	Taiwan Pulp & Paper Corp.	1,908,000	539,801
	Taiwan Sakura Corp.	1,321,397	397,950
	Taiwan Sogo Shinkong Security Co., Ltd.	598,142	539,343
*	Taiwan Styrene Monomer Corp.	3,439,000	1,449,801
*	Taiwan Tea Corp.	4,133,381	858,634
	Taiyen Biotech Co., Ltd.	1,390,000	810,522
*	Tatung Co., Ltd.	22,351,000	9,693,859
*	Teapo Electronic Corp.	2,021,670	495,057
	Teco Electric & Machinery Co., Ltd.	9,861,834	5,176,978
	Tecom, Ltd.	1,440,753	608,963
	Test-Rite International Co., Ltd.	1,318,753	747,898
	Tex-Ray Industrial Co., Ltd.	724,000	306,773
	The Ambassador Hotel	605,000	697,063
*	The Chinese Bank	8,296,000	405,358
	The First Insurance Co., Ltd.	1,602,224	811,144
	Thye Ming Industrial Co., Ltd.	164,000	141,834
	Ton Yi Industrial Corp.	6,049,810	2,377,543
	Tong Yang Industry Co., Ltd.	422,000	381,537
*	Tong-Hwa Synthetic Fiber Co., Ltd.	130,000	22,645
	Tsann Kuen Enterprise Co., Ltd.	1,735,000	1,668,135
	TSRC Corp.	1,874,400	1,343,661
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	239,000	55,512
	Tung Ho Steel Enterprise Corp.	2,688,555	2,877,928
*	Twinhead International Corp.	1,311,017	202,184
*	TYC Brother Industrial Co., Ltd.	543,320	394,137
*	Tycoons Group Enterprise Co., Ltd.	2,305,000	481,688
	Tze Shin International Co., Ltd.	840,000	504,126
*	Union Bank of Taiwan	7,997,577	2,130,672
*	Union Insurance Co., Ltd.	1,794,575	225,065
	Unitech Electronics Co., Ltd.	1,008,474	465,939
	Unitech Printed Circuit Board Corp.	1,809,475	929,768
	United Integration Service Co., Ltd.	930,000	692,438
	United Microelectronics Corp.	70,360,474	41,795,854
*	Universal Cement Corp.	2,464,169	935,616
*	Universal Microelectronics Co., Ltd.	729,010	507,658
	Universal Scientific Industrial Co., Ltd.	3,733,823	1,861,625
	Universal, Inc.	622,000	209,801
	UPC Technology Corp.	3,679,799	1,901,616
	USI Corp.	3,730,000	1,140,519
*	U-TECH Media Corp.	1,265,799	303,291

33

*	Ve Wong Corp.	725,000	$321,465
*	Visual Photonics Epitacy Co., Ltd.	86,000	124,789
*	Walsin Lihwa Corp.	11,367,412	5,729,608
	Walsin Technology Corp., Ltd.	2,843,513	2,612,038
	Wan Hwa Enterprise Co., Ltd.	1,079,843	611,932
	Waterland Financial Holdings	10,873,000	3,361,775
*	Wei Chih Steel Industrial Co., Ltd.	1,615,898	421,103
*	Wei Chuan Food Corp.	1,007,000	771,647
	Weltrend Semiconductor, Inc.	1,086,000	747,554
*	Winbond Electronics Corp.	18,684,000	6,754,562
	Wintek Corp.	6,469,000	5,530,187
	WPG Holdings Co., Ltd.	958,985	488,546
	Wus Printed Circuit Co., Ltd.	2,785,928	1,172,483
*	Yageo Corp.	13,051,840	5,543,617
	Yang Ming Marine Transport Corp.	5,786,058	3,900,021
*	Yeung Cyang Industrial Co., Ltd.	445,270	605,712
*	Yi Jinn Industrial Co., Ltd.	1,966,000	245,630
	Yieh Phui Enterprise Co., Ltd.	6,642,143	2,776,981
	Yosun Industrial Corp.	1,254,668	744,307
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	7,927,572	3,137,788
	Yulon Motor Co., Ltd.	6,022,270	7,061,673
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	55,000	103,425
	Yung Shin Pharmaceutical Industrial Co., Ltd.	440,400	383,278
	Yung Tay Engineering Co., Ltd.	2,407,000	1,383,370
	Zig Sheng Industrial Co., Ltd.	3,158,596	806,174

TOTAL — TAIWAN			644,581,170

THAILAND — (3.0%)
COMMON STOCKS — (3.0%)
	A.J. Plast PCL (Foreign)	400,000	33,387
*	Adkinson Securities PCL (Foreign)	2,688,100	628,079
*	Advance Agro PCL (Foreign)	1,859,030	2,089,872
	Aromatics (Thailand) PCL (Foreign)	4,082,300	5,219,105
	Asia Plus Securities PCL (Foreign)	4,000,000	329,170
	Bangkok Bank PCL (Foreign)	5,539,200	18,396,167
	Bangkok Expressway PCL (Foreign)	5,353,500	3,697,494
	Bangkok First Investment & Trust PCL (Foreign)	1,295,500	239,872
	Bangkok Insurance PCL (Foreign)	87,880	578,549
*	Bangkok Land PCL (Foreign)	39,735,803	1,004,344
*	Bangkok Land PCL (Foreign) NVDR	4,800,000	102,983
	Bank of Ayudhya PCL (Foreign)	16,377,100	9,482,112
	Banpu PCL (Foreign)	1,454,300	7,992,773
	Big C Supercenter PCL (Foreign)	1,274,800	1,760,929
	Cal-Comp Electronics (Thailand) PCL (Foreign)	13,617,400	1,889,026
	Capital Nomura Securities PCL (Foreign)	370,100	282,810
*	Capital Nomura Securities PCL (Foreign) NVDR	19,000	14,519
	Central Plaza Hotel PCL (Foreign)	5,422,500	980,114
	Charoen Pokphand Foods PCL (Foreign)	43,926,440	5,990,262
	Charoong Thai Wire & Cable PCL (Foreign)	646,900	180,619
	Delta Electronics (Thailand) PCL (Foreign)	4,385,700	2,255,687
	Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	1,415,217
	Erawan Group PCL (Foreign)	3,812,400	410,092

34

	Finansa PCL (Foreign)	967,800	$327,104
	GFPT PCL (Foreign)	498,600	169,986
	GMM Grammy PCL (Foreign)	338,100	67,570
*	Golden Land Property Development PCL (Foreign)	232,500	42,366
*	Golden Land Property Development Public Co., Ltd. (Foreign) NVDR	170,000	30,977
	Hana Microelectronics PCL (Foreign)	935,000	707,605
	Hermraj Land & Development PCL (Foreign)	48,853,300	1,220,435
	ICC International PCL (Foreign)	2,755,000	3,299,522
*	International Engineering PCL (Foreign)	19,689,100	596,026
*	Italian-Thai Development PCL (Foreign)	700,000	104,923
*	Jasmine International PCL (Foreign)	54,242,600	653,621
	Kang Yong Electric PCL (Foreign)	236,200	374,866
	Kasikornbank PCL (Foreign)	1,530,000	2,967,818
*	KCE Electronics PCL (Foreign)	1,743,300	196,746
*	KGI Securities One PCL (Foreign)	14,256,100	624,294
	Kiatnakin Finance PCL (Foreign)	3,036,300	2,677,120
	Krung Thai Bank PCL (Foreign)	39,124,400	13,338,517
	Krungthai Card PCL (Foreign)	1,255,200	949,931
*	Laguna Resorts & Hotels PCL (Foreign)	545,800	1,211,106
	Lalin Property PCL (Foreign)	4,561,600	584,528
*	Loxley PCL (Foreign)	17,739,300	844,604
*	Magnecomp Precision Technology (Foreign)	15,950,000	885,981
	MBK Development PCL (Foreign)	843,400	1,363,321
*	Mida Assets PCL (Foreign)	7,688,400	386,397
	MK Real Estate Development PCL (Foreign)	5,772,100	447,857
	M-Link Asia Corp. PCL (Foreign)	2,984,609	123,683
	Modernform Group PCL (Foreign)	46,000	54,754
	Muramoto Electronic (Thailand) PCL (Foreign)	134,300	749,949
*	Nakornthai Strip Mill PCL (Foreign)	126,273,000	1,187,579
*	Natural Park PCL (Foreign)	55,231,800	405,818
	Noble Development PCL (Foreign)	2,425,600	320,799
*	Pacific Assets PCL (Foreign)	1,034,500	159,622
	Padaeng Industry PCL (Foreign)	1,600,800	1,917,196
*	Patkol PCL (Foreign)	420,000	44,191
*	Picnic Gas & Engineering PCL (Foreign)	8,305,900	80,557
*	Polyplex PCL (Foreign)	5,424,000	624,896
	Power Line Engineering PCL (Foreign)	3,203,000	635,422
	Pranda Jewelry PCL (Foreign)	110,000	22,307
*	Property Perfect PCL (Foreign)	3,707,900	357,440
	PTT Chemical PCL (Foreign)	3,156,210	7,235,397
	Quality Houses PCL (Foreign)	43,250,400	1,512,652
	Regional Container Lines PCL (Foreign)	6,950,000	4,718,442
	Rojana Industrial Park PCL (Foreign)	222,600	79,161
	Saha Pathana Inter-Holding PCL (Foreign)	3,316,000	2,095,342
	Saha Pathanapibul PCL (Foreign)	1,367,000	751,298
*	Saha-Union PCL (Foreign)	3,025,300	2,267,308
*	Sahaviriya Steel Industries PCL (Foreign)	73,350,400	2,371,357
	Sansiri PCL (Foreign)	10,262,900	904,885
*	SC Asset Corp. PCL (Foreign)	350,000	90,007
	Seamico Securities PCL (Foreign)	5,788,600	619,265
*	Shinawatra Satellite PCL (Foreign)	11,230,400	2,310,442
	Siam Commercial Bank PCL (Foreign)	4,716,800	9,149,414
	Siam Industrial Credit PCL (Foreign)	4,478,950	626,592

35

	Siam Makro PCL (Foreign)	331,200	$803,057
#	Sino-Thai Engineering & Construction PCL (Foreign)	5,221,400	681,352
*	Solartron PCL (Foreign)	1,658,600	170,613
	Sri Trang Agro Industry PCL (Foreign)	1,240,631	517,765
*	STP & I PCL (Foreign)	600,500	72,360
	Supalai PCL (Foreign)	10,329,366	1,056,464
	SVI PCL (Foreign)	319,600	105,203
*	SVOA PCL (Foreign)	4,744,000	234,237
*	Syntec Construction PCL (Foreign)	14,210,000	421,810
*	Tata Steel (Thailand) PCL (Foreign)	11,139,300	373,220
	Thai Plastic & Chemicals PCL (Foreign)	3,482,700	1,801,485
	Thai Rayon PCL (Foreign)	165,000	172,153
	Thai Rung Union Car PCL (Foreign)	5,386,250	544,561
	Thai Wacoal PCL (Foreign)	93,300	91,860
*	Thai-German Ceramic Industry PCL (Foreign)	5,130,300	177,921
	Thanachart Capital PCL (Foreign)	12,543,100	4,608,046
	Thoresen Thai Agencies PCL (Foreign)	3,622,600	3,007,743
	Tipco Asphalt PCL (Foreign)	246,356	202,732
*	Tisco Bank PCL (Foreign) NVDR	246,000	154,721
*	TMB Bank PCL (Foreign)	29,900,000	1,660,867
	TPI Polene PCL (Foreign)	13,440,324	4,819,161
*	Tuntex (Thailand) PLC (Foreign)	1,987,600	112,158
	Tycoons Worldwide Group PCL (Foreign)	1,243,300	213,764
*	United Communication Industry PCL (Foreign)	864,400	978,087
*	Univentures PCL (Foreign)	3,481,400	218,962
	Vanachai Group PCL (Foreign)	9,076,500	1,227,095
	Vibhavadi Medical Center PCL (Foreign)	1,307,800	118,384
	Vinythai PCL (Foreign)	5,213,817	1,118,615
TOTAL COMMON STOCKS			166,126,574

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 2007	3,987,330	21,094
*	Cal-Comp Electronics (Thailand) PCL (Foreign) Warrants 04/18/09	2,192,300	47,680
*	Erawan Group PCL (Foreign) Warrants 12/17/07	953,100	22,409
*	SVI PCL (Foreign) Warrants 12/06/10	79,900	6,481
TOTAL RIGHTS/WARRANTS			97,664

TOTAL — THAILAND			166,224,238

TURKEY — (3.2%)
COMMON STOCKS — (3.2%)
	Adana Cimento Sanayi Ticaret A.S.	413,693	244,712
	Adel Kalemcilik Ticaret Ve Sanayi A.S.	14,252	53,129
	Akbank T.A.S.	3,220,238	21,486,011
*	Akenerji Elektrik Uretim A.S.	216,113	630,574
*	Aksa Akrilik Kimya Sanayii A.S.	741,264	1,780,041
	Aksigorta A.S.	1,333,878	5,551,462
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	73,651	99,197
	Alarko Carrier Sanayii ve Ticaret A.S.	40,047	498,638
	Alarko Holding A.S.	457,862	1,121,261
	Alkim Alkali Kimya A.S.	23,022	85,269
*	Alternatifbank A.S.	1	1

36

*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	134,077	$347,559
	Anadolu Anonim Turk Sigorta Sirketi A.S.	900,235	1,630,456
	Anadolu Cam Sanayii A.S.	624,194	2,749,108
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	33,234	307,377
*	Ayen Enerji A.S.	600,828	787,560
*	Aygaz A.S.	952,119	2,531,584
	Bagfas Bandirma Gubre Fabrikalari A.S.	11,130	240,592
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	267,434	308,355
	Bati Anabolu Cimento A.S.	255,022	2,061,111
	Bati Soeke Cimento Sanayi A.S.	152,288	396,139
*	Beko Elektronik A.S.	283,333	351,805
	Bolu Cimento Sanayii A.S.	557,470	1,139,727
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	98,343	831,635
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	576,288	821,112
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	9,261	590,759
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	123,732	233,786
	Cimsa Cimento Sanayi ve Ticaret A.S.	486,117	3,358,486
*	Dardanel Onentas Gida Sanayii A.S.	16,183	11,021
*	Demisas Dokum Mamulleri Sanayi A.S.	53,976	48,501
*	Dogan Gazetecilik A.S.	96,299	188,664
	Dogan Sirketler Grubu Holding A.S.	7,151,980	11,707,260
*	Dogus Otomotiv Servis ve Ticaret A.S.	59,000	280,543
	Doktas Dokumculuk Ticaret ve Sanayi A.S.	426,944	1,370,448
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	544,049	2,237,828
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	362,756	757,972
*	Edip Iplik Sanayi ve Ticaret A.S.	10,900	44,718
*	Ege Endustri Ve Ticaret A.S.	10,444	97,542
	Enka Insaat ve Sanayi A.S.	21,683	258,928
	Eregli Demir ve Celik Fabrikalari Turk A.S.	2,158,156	17,918,259
*	Fortis Bank A.S.	1	1
*	Fortis Bank A.S. - New	1,569,818	2,110,867
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	78,403	88,309
*	Goldas Kuyumculuk Sanayi A.S.	327,200	394,503
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	1,243,162
*	Goodyear Lastikleri T.A.S.	50,050	682,838
*	GSD Holding A.S.	664,038	544,888
*	Gubre Fabrikalari Ticaret A.S.	54,895	141,383
	Gunes Sigorta A.S.	309,093	563,168
*	Hektas Ticaret T.A.S.	242,577	162,258
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	52,706	35,223
*	Ihlas Holding A.S.	2,743,806	1,087,360
*	Izmir Demir Celik Sanayii A.S.	230,946	1,021,761
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	419,387	364,074
	Karton Sanayi ve Ticaret A.S.	1,400	85,280
*	Klimasan Klima Sanayi ve Ticaret A.S.	17,442	35,374
*	Klimasan Klima Sanayi ve Ticaret A.S.	26,163	45,549
*	Koc Holding A.S. Series B	2,755,668	12,084,098
	Konya Cimento Sanayii A.S.	933	50,625
	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	414,951	1,134,257
*	Kutahya Porselen Sanayii A.S.	7,076	110,191
	Mardin Cimento Sanayii ve Ticaret A.S.	180,922	1,000,099
*	Marmari Marti Otel Isletmeleri A.S.	385,082	401,436
	Marshall Boya ve Vernik Sanayii A.S.	17,490	310,239

37

*	Medya Holdings A.S.	33,508	$0
*	Menderes Tekstil Sanayi ve Ticaret A.S.	1,146,732	425,022
	Multu Aku ve Malzemeleri Sanayi A.S.	257,022	278,928
*	Net Turizm Ticaret ve Sanayi A.S.	185,098	164,231
	Nortel Networks Netas Telekomuenikasyon A.S.	34,377	783,529
	Otobus Karoseri Sanayi A.S.	57,850	565,982
*	Parsan Makina Parcalari Sanayii A.S.	107,692	138,401
	Pinar Entegre et ve Un Sanayii A.S.	113,128	238,321
	Pinar Sut Mamulleri Sanayii A.S.	107,272	360,343
*	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,276
*	Sabah Yayincilik A.S.	31,938	85,891
*	Sanko Pazarlama Ithalat Ihracat A.S.	96,530	217,761
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	354,689	936,303
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	1,346,358	767,880
*	Tat Konserve Sanayii A.S.	175,295	325,215
*	Tekstil Bankasi A.S.	379,143	413,042
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	156,597	458,990
	Tofas Turk Otomobil Fabrikasi A.S.	760,313	2,858,416
	Trakya Cam Sanayii A.S.	1,581,854	4,617,965
	Tupras-Turkiye Petrol Rafinerileri A.S.	158,906	3,100,892
	Turk Demir Dokum Fabrikalari A.S.	104,199	787,547
*	Turk Prysmian Kablo ve Sistemleri A.S.	39,312	105,069
*	Turk Sise ve Cam Fabrikalari A.S.	2,182,218	8,904,472
	Turkiye Garanti Bankasi A.S.	4,310,290	16,664,254
	Turkiye Is Bankasi A.S.	3,125,538	15,029,487
	Ulker Gida Sanayi ve Ticaret A.S.	229,705	790,794
	Unye Cimento Sanayi ve Ticaret A.S.	20,978	87,141
	USAS Ucak Servisi A.S.	20,520	76,564
*	Uzel Makina Sanayii A.S.	101,945	202,579
*	Vestel Elektronik Sanayi ve Ticaret A.S.	641,291	1,598,303
*	Yapi Kredi Finansal Kiralama A.S.	45,196	117,123
*	Yapi ve Kredi Bankasi A.S.	3,543,654	7,751,886
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	18,345	23,845
*	Zorlu Enerji Elektrik Uretim A.S.	462,156	1,163,351

TOTAL — TURKEY			178,898,876

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
	Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 03/01/07 (Collateralized by $10,830,000 FNMA 5.50%, 04/01/26, valued at $10,026,941) to be repurchased at $9,879,424	$9,878	$9,878,000

TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL — (4.6%)
@	Repurchase Agreement, Countrywide Securities 5.32%, 03/01/07 (Collateralized by $265,239,917 FHLMC, rates ranging from 5.500% to 6.000%, maturities ranging from 01/01/37 to 03/01/37 & FNMA 5.500%, 12/01/26 & 7.387%(r), 06/01/36, valued at $263,534,569) to be repurchased at $258,405,104	258,367	258,366,923

TOTAL INVESTMENTS - (100.0%)
(Cost $3,633,211,611) ##			$5,590,696,446

38

Organizational Note

Dimensional Emerging Markets Value Fund Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940.  The Fund’s advisor is Dimensional Fund Advisors LP.

Security Valuation Note

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day.  Securities held by the Fund that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices.  Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.  Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated.  When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed.  Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available.  The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges.  For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing.  Consequently, fair valuation of portfolio securities may occur on a daily basis.  The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Federal Tax Cost Note

At February 28, 2007, the total cost of securities for federal income tax purposes was $3,634,661,739 for Dimensional Emerging Markets Value Fund Inc.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)                                  Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

(a)                                  Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:	/s/David G. Booth
David G. Booth
Chairman, Director, President and
Chief Executive Officer

Date:	April 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/David G. Booth
David G. Booth
Principal Executive Officer
Dimensional Investment Group Inc.

Date:	April 24, 2007

By:	/s/David R. Martin
David R. Martin
Principal Financial Officer
Dimensional Investment Group Inc.

Date:	April 24, 2007